UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21977
Invesco Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, Principal Executive Officer
3500 Lacey Road
Downers Grove, IL 60515
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Bloomberg Enhanced Fallen Angels ETF
IFLN | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Bloomberg Enhanced Fallen Angels ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg Enhanced Fallen Angels ETF	$38	0.37%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg U.S. High Yield Enhanced Fallen Angels Index (the "Index"), and through February 20, 2026, the RAFI® Bonds U.S. High Yield 1-10 Index (the "Previous Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.98%, differed from the return of the Blended Invesco Bloomberg Enhanced Fallen Angels Index (a composite of the returns of the Previous Index through February 20, 2026, and of the Index for the remainder of the fiscal year ended August 31, 2026), 4.50%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Materials sector, followed by the communications services sector.
Positions | Macy's Retail Holdings LLC, 6.13% coupon, due 3/15/2032, a broadline retail company (no longer held at fiscal year-end), and Warner Media Holdings Inc., 4.28% coupon, due 3/15/2032, a media company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | Whirlpool Corp., 5.75% coupon, due 3/1/2034, a household durables company, and Horizon Mutual Holdings, Inc., 6.20% coupon, due 11/15/2034, a financial services company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg Enhanced Fallen Angels ETF — NAV Return	3.98%	3.46%	4.23%
Blended Invesco Bloomberg Enhanced Fallen Angels Index	4.50%	3.88%	4.86%
Bloomberg U.S. High Yield Enhanced Fallen Angels Index	N/A	N/A	N/A
RAFI® Bonds U.S. High Yield 1-10 Index	5.04%	3.98%	4.92%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg U.S. Corporate High Yield Index	4.88%	4.13%	5.39%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended Invesco Bloomberg Enhanced Fallen Angels Index reflects the performance of the RAFI® Bonds U.S. High Yield 1-10 Index, the Fund's Previous Index, through February 20, 2026, followed by the performance of the Index thereafter.
- Performance information for the Index is not available for periods prior to the Bloomberg U.S. High Yield Enhanced Fallen Angels Index's commencement date of November 14, 2025.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$301,407,078
Total number of portfolio holdings	116
Total advisory fees paid	$1,275,859
Portfolio turnover rate	152%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Vodafone Group PLC, 7.00%, 04/04/2079	3.39%
GFL Environmental, Inc., 6.75%, 01/15/2031	3.36%
PacifiCorp, 7.38%, 09/15/2055	2.81%
Huntsman International LLC, 4.50%, 05/01/2029	2.40%
VF Corp., 2.95%, 04/23/2030	2.25%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031	1.96%
SES Americom Inc., 5.30%, 03/25/2044	1.93%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030	1.68%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054	1.67%
Nissan Motor Co. Ltd., 4.35%, 09/17/2027	1.62%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective after the close of markets on February 20, 2026, the Fund's underlying index changed from the RAFI® Bonds U.S. High Yield 1-10 Index to the Bloomberg U.S. High Yield Enhanced Fallen Angels Index ("New Underlying Index"), and the Fund's investment objective, principal investment strategies and principal investment risks changed to reflect that the Fund now tracks the New Underlying Index. Additionally, the Fund's name changed from Invesco Fundamental High Yield Corporate Bond ETF to Invesco Bloomberg Enhanced Fallen Angels ETF, the Fund's ticker changed from PHB to IFLN, and the Fund's unitary management fee was reduced from 0.50% to 0.23% of average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IFLN-AR
Invesco Bloomberg Enhanced Fallen Angels ETF

Invesco Bloomberg Financial Data Providers ETF
FDIQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Bloomberg Financial Data Providers ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg Financial Data Providers ETF	$39	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. While bank stocks generally performed well, the Fund saw strong relative performance from its exposure to the financial exchanges & data and research & consulting services sub-industries when compared to the S&P Composite 1500® Commercial Banks Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg Financial Data Providers Index (the "Index"), and through February 20, 2026, the KBW Nasdaq Regional Banking™ Index (the "Previous Index"). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 23.81%, differed from the return of the Blended Invesco Bloomberg Financial Data Providers Index (a composite of the returns of the Previous Index through February 20, 2026, and of the Index for the remainder of the fiscal year ended August 31, 2026), 24.28%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-industry Allocations | Financial exchanges & data sub-industry, followed by the research & consulting services sub-industry.
Positions | Deutsche Boerse AG, a financial exchanges & data company, followed by Singapore Exchange Ltd., a financial exchanges & data company.
What detracted from performance?
Sub-industry Allocations | Investment banking & brokerage sub-industry, followed by the application software sub-industry.
Positions | Commerce Bancshares, Inc., a regional banks company (no longer held at fiscal year-end), followed by Fair Isaac Corp., an application software company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg Financial Data Providers ETF — NAV Return	23.81%	7.90%	8.33%
Blended Invesco Bloomberg Financial Data Providers Index	24.28%	8.27%	8.70%
Bloomberg Financial Data Providers Index	N/A	N/A	N/A
KBW Nasdaq Regional Banking™ Index	16.15%	6.81%	7.96%
S&P 500® Index	20.38%	12.79%	15.37%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended Invesco Bloomberg Financial Data Providers Index reflects the performance of the KBW Nasdaq Regional Banking™ Index, the Fund's former underlying index, through February 20, 2026, followed by the performance of the Index thereafter.
- Performance information for the Index is not available for periods prior to the Bloomberg Financial Data Providers Index's commencement date of December 16, 2025.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$43,389,956
Total number of portfolio holdings	32
Total advisory fees paid	$177,343
Portfolio turnover rate	134%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Intercontinental Exchange, Inc.	4.89%
CME Group, Inc., Class A	4.89%
Cboe Global Markets, Inc.	4.88%
Deutsche Boerse AG	4.73%
Nasdaq, Inc.	4.72%
Experian PLC	4.67%
Coinbase Global, Inc., Class A	4.61%
Hong Kong Exchanges & Clearing Ltd.	4.59%
Equifax, Inc.	4.42%
London Stock Exchange Group PLC	4.24%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective after the close of markets on February 20, 2026, the Fund's underlying index changed from the KBW Nasdaq Regional Banking™ Index to the Bloomberg Financial Data Providers Index ("New Underlying Index"), and the Fund's investment objective, principal investment strategies and principal investment risks changed to reflect that the Fund now tracks the New Underlying Index. Additionally, the Fund's name changed from Invesco KBW Regional Banking ETF to Invesco Bloomberg Financial Data Providers ETF and the Fund's ticker changed from KBWR to FDIQ.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-FDIQ-AR
Invesco Bloomberg Financial Data Providers ETF

Invesco California AMT-Free Municipal Bond ETF
PWZ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco California AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California AMT-Free Municipal Bond ETF	$29	0.28%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in long-term California municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA California Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 6.24%, differed from the return of the Index, 6.77%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | California bonds, followed by Guam bonds.
Positions | California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB, 4.00% coupon, due 3/1/2050, and Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds, 4.00% coupon, due 8/1/2050.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | Ontario (City of), CA Public Financing Authority, Series 2025 A, RB, 4.50% coupon, due 11/1/2055, and Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds, 4.00% coupon, due 8/1/2047.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California AMT-Free Municipal Bond ETF — NAV Return	6.24%	-0.35%	1.54%
ICE BofA California Long-Term Core Plus Municipal Securities Index	6.77%	0.00%	1.87%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Municipal Bond 20 Year Index	6.80%	0.23%	2.14%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
- Prior to July 1, 2022, the Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,215,259,836
Total number of portfolio holdings	1,246
Total advisory fees paid	$3,102,852
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.86%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.61%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.60%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	0.53%
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB, 5.00%, 10/01/2055	0.49%
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB, 5.00%, 05/01/2049	0.49%
San Diego Community College District, Series 2025 A-1, GO Bonds, 5.00%, 08/01/2055	0.46%
University of California, Series 2025 CC, RB, 5.00%, 05/15/2053	0.45%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.44%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB, 5.00%, 11/15/2056	0.43%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PWZ-AR
Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF
PCEF | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco CEF Income Composite ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco CEF Income Composite ETF	$51	0.49%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its focus on listed closed-end fund ("CEF") securities, as well as its relative underweight allocation to the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S-Network Composite Closed-End Fund IndexSM (the “Index”). The Fund generally will invest at least 90% of its total assets in the components of the Index. The Fund is a “fund of funds,” meaning that it invests its assets in the common shares of funds included in the Index rather than in individual securities (each, an “Underlying Fund” and collectively, the “Underlying Funds”).
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 10.18%, differed from the return of the Index, 10.62%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Asset Class Allocations | Option income CEFs, followed by equities CEFs.
Positions | BlackRock Science & Technology Term Trust, and Eaton Vance Tax-Managed Global Diversified Equity Income Fund.
What detracted from performance?
Asset Class Allocations | No CEF categories detracted from the Fund's performance during the period.
Positions | Guggenheim Strategic Opportunities Fund, and PIMCO Corporate & Income Opportunity Fund.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco CEF Income Composite ETF — NAV Return	10.18%	4.82%	7.01%
S-Network Composite Closed-End Fund Index℠	10.62%	5.02%	7.26%
S&P 500® Index	20.38%	12.79%	15.37%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$812,333,330
Total number of portfolio holdings	108
Total advisory fees paid	$4,038,056
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4.49%
Nuveen S&P 500 Dynamic Overwrite Fund	4.36%
BlackRock Science & Technology Term Trust	3.17%
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.73%
BlackRock Science & Technology Trust	2.62%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2.57%
BlackRock Enhanced Equity Dividend Trust	2.57%
Nuveen Preferred & Income Opportunities Fund	2.38%
BlackRock Corporate High Yield Fund, Inc.	2.36%
Virtus Dividend, Interest & Premium Strategy Fund	2.10%
* Excluding money market fund holdings, if any.
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PCEF-AR
Invesco CEF Income Composite ETF

Invesco Dorsey Wright SmallCap Momentum ETF
DWAS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Dorsey Wright SmallCap Momentum ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright SmallCap Momentum ETF	$67	0.60%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the Russell 2000® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund underperformed the Russell 2000® Index primarily due to its underweight allocation to the energy sector and security selection in the materials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright SmallCap Tech LeadersTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 22.77%, differed from the return of the Index, 23.47%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Health care sector, followed by the information technology sector.
Positions | Sandisk Corp., an information technology company (no longer held at fiscal year-end), and Cidara Therapeutics, Inc., a health care company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Materials sector, followed by the consumer discretionary sector.
Positions | thredUP, Inc., a consumer discretionary company (no longer held at fiscal year-end), and BitMine Immersion Technologies, Inc., an information technology company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright SmallCap Momentum ETF — NAV Return	22.77%	5.36%	11.71%
Dorsey Wright SmallCap Tech Leaders™ Index	23.47%	5.91%	12.29%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 2000® Index	26.46%	6.85%	10.55%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$415,047,609
Total number of portfolio holdings	203
Total advisory fees paid	$3,234,600
Portfolio turnover rate	213%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Erasca, Inc.	1.72%
Sezzle, Inc.	1.43%
Enova International, Inc.	1.39%
Bel Fuse, Inc., Class B	1.29%
agilon health, Inc.	1.26%
Climb Bio, Inc.	1.24%
Acadian Asset Management, Inc.	1.21%
Oruka Therapeutics, Inc.	1.19%
Amneal Pharmaceuticals, Inc.	1.17%
Tango Therapeutics, Inc.	1.14%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-DWAS-AR
Invesco Dorsey Wright SmallCap Momentum ETF

Invesco Equal Weight 0-30 Year Treasury ETF
GOVI | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Equal Weight 0-30 Year Treasury ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equal Weight 0-30 Year Treasury ETF	$15	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the U.S. treasury bond market experienced a rising interest rate environment, which weighed on treasury bond returns. Because the Fund primarily invests in U.S. treasury bonds, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE 1-30 Year Laddered Maturity US Treasury Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.29%, differed from the return of the Index, 0.46%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds with maturities of 0-1 years, followed by bonds with maturities greater than 7 years.
Positions | U.S. Treasury Bonds, 6.63% coupon, due 2/15/2027, and U.S. Treasury Notes, 2.75% coupon, due 2/15/2028.
What detracted from performance?
Duration Allocations | No durations detracted from the Fund's performance during the period.
Positions | U.S. Treasury Bonds, 4.75% coupon, due 2/15/2056, and U.S. Treasury Bonds, 2.25% coupon, due 2/15/2052.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equal Weight 0-30 Year Treasury ETF — NAV Return	0.29%	-3.73%	-0.48%
Blended - Invesco Equal Weight 0-30 Year Treasury Benchmark	0.46%	-3.57%	-0.27%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg U.S. Treasury Index	1.22%	-0.81%	0.79%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - Invesco Equal Weight 0-30 Year Treasury Benchmark reflects the performance of the Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index, the Fund's former underlying index, through August 25, 2023, followed by the performance of the Index thereafter.
- Prior to July 1, 2022, the Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,219,222,427
Total number of portfolio holdings	31
Total advisory fees paid	$1,596,521
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 2.75%, 02/15/2028	3.51%
U.S. Treasury Bonds, 6.63%, 02/15/2027	3.47%
U.S. Treasury Notes, 1.50%, 02/15/2030	3.47%
U.S. Treasury Bonds, 5.25%, 02/15/2029	3.44%
U.S. Treasury Notes, 1.88%, 02/15/2032	3.42%
U.S. Treasury Bonds, 5.38%, 02/15/2031	3.40%
U.S. Treasury Notes, 3.50%, 02/15/2033	3.39%
U.S. Treasury Notes, 4.00%, 02/15/2034	3.37%
U.S. Treasury Notes, 4.63%, 02/15/2035	3.36%
U.S. Treasury Bonds, 4.50%, 02/15/2036	3.36%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GOVI-AR
Invesco Equal Weight 0-30 Year Treasury ETF

Invesco ESG NASDAQ 100 ETF
QQMG | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco ESG NASDAQ 100 ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG NASDAQ 100 ETF	$23	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the NASDAQ® Composite Index primarily due to its security selection in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100 ESGTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 28.51%, differed from the return of the Index, 28.79%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services and health care sectors, respectively.
Positions | Micron Technology, Inc., an information technology company, and Advanced Micro Devices, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Industrials sector, followed by the real estate and financials sectors, respectively.
Positions | Netflix, Inc., a communication services company, and Intuit, Inc., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/27/21)
Invesco ESG NASDAQ 100 ETF — NAV Return	28.51%	15.84%
Nasdaq-100 ESG™ Index	28.79%	16.06%
NASDAQ® Composite Index	23.64%	12.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$199,962,581
Total number of portfolio holdings	89
Total advisory fees paid	$330,887
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.59%
Apple, Inc.	8.27%
Microsoft Corp.	6.95%
Amazon.com, Inc.	4.70%
Micron Technology, Inc.	4.39%
Advanced Micro Devices, Inc.	4.33%
Alphabet, Inc., Class A	2.87%
Tesla, Inc.	2.80%
Alphabet, Inc., Class C	2.65%
Cisco Systems, Inc.	2.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQMG-AR
Invesco ESG NASDAQ 100 ETF

Invesco ESG S&P 500 Equal Weight ETF
RSPE | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco ESG S&P 500 Equal Weight ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG S&P 500 Equal Weight ETF	$22	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P 500® Index due to its security selection in the information technology and health care sectors that met certain environmental, social governance and economic screening requirements set forth by the Index (as defined below).
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500 Equal Weight Scored & Screened Leaders Select Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 23.79%, differed from the return of the Index, 24.07%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care and financials sectors, respectively.
Positions | Micron Technology, Inc., an information technology company, and Western Digital Corp., an information technology company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector.
Positions | Boston Scientific Corp., a health care company, and NIKE, Inc., Class B, a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (11/17/21)
Invesco ESG S&P 500 Equal Weight ETF — NAV Return	23.79%	9.12%
S&P 500 Equal Weight Scored & Screened Leaders Select Index	24.07%	9.33%
S&P 500® Index	20.38%	12.48%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$73,122,889
Total number of portfolio holdings	187
Total advisory fees paid	$95,184
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Moderna, Inc.	1.58%
Charles River Laboratories International, Inc.	0.80%
Salesforce, Inc.	0.78%
Palo Alto Networks, Inc.	0.75%
Expedia Group, Inc.	0.75%
Workday, Inc., Class A	0.74%
ServiceNow, Inc.	0.72%
Newmont Corp.	0.70%
Regeneron Pharmaceuticals, Inc.	0.69%
PayPal Holdings, Inc.	0.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-RSPE-AR
Invesco ESG S&P 500 Equal Weight ETF

Invesco Floating Rate Municipal Income ETF
PVI | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Floating Rate Municipal Income ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate Municipal Income ETF	$25	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the non-taxable variable rate demand obligation market benefited from elevated interest rates. Because the Fund holds the majority of its portfolio in variable rate demand obligation bonds, it benefited from this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE US Municipal AMT-Free VRDO Constrained Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.20%, differed from the return of the Index, 2.37%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by Texas bonds.
Positions | New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 1.80% coupon, due 6/15/2046, and New York City Housing Development Corp. (Green Bonds), Series 2006 A, VRD RB, 1.75% coupon, due 10/15/2041.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate Municipal Income ETF — NAV Return	2.20%	2.02%	1.33%
Blended - ICE US Municipal AMT-Free VRDO Constrained Index	2.37%	2.32%	1.58%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Municipal 1-Year Bond Index	2.36%	1.99%	1.69%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - ICE US Municipal AMT-Free VRDO Constrained Index reflects the performance of the Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index, the Fund's former underlying index, through March 24, 2021, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$31,027,341
Total number of portfolio holdings	150
Total advisory fees paid	$78,508
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 1.80%, 06/15/2046	4.43%
New York City Housing Development Corp. (Green Bonds), Series 2006 A, VRD RB, 1.75%, 10/15/2041	3.87%
Texas (State of), Series 2015 B, VRD GO Bonds, 1.72%, 06/01/2046	2.93%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, 1.75%, 09/01/2035	2.26%
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB, 2.45%, 11/01/2036	2.26%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB, 1.70%, 11/15/2050	2.26%
Illinois (State of) Finance Authority (Advocate Health Care Network), Subseries 2008 C, VRD RB, 1.65%, 11/01/2038	2.16%
Metropolitan Transportation Authority, Subseries 2012 G2, Ref. VRD RB, 1.75%, 11/01/2032	1.93%
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, 1.75%, 06/01/2048	1.61%
West Palm Beach (City of), FL, Series 2008 C, VRD RB, 1.80%, 10/01/2038	1.61%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PVI-AR
Invesco Floating Rate Municipal Income ETF

Invesco Fundamental Investment Grade Corporate Bond ETF
PFIG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Fundamental Investment Grade Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental Investment Grade Corporate Bond ETF	$22	0.22%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFI® Bonds U.S. Investment Grade 1-10 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.03%, differed from the return of the Index, 2.23%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the oil, gas & consumable fuels industry.
Positions | JPMorgan Chase & Co., 2.95% coupon, due 10/1/2026, a banks company (no longer held at fiscal year-end), and Bank of America Corp., 3.25% coupon, due 10/21/2027, a banks company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Amazon.com, Inc., 4.88% coupon, due 3/13/2036, a broadline retail company, and Meta Platforms, Inc., 4.88% coupon, due 11/15/2035, an interactive media & services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental Investment Grade Corporate Bond ETF — NAV Return	2.03%	1.13%	2.32%
RAFI® Bonds U.S. Investment Grade 1-10 Index	2.23%	1.33%	2.54%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg U.S. Corporate Index	1.94%	-0.12%	2.30%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$123,930,773
Total number of portfolio holdings	818
Total advisory fees paid	$232,767
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp., 2.61%, 10/15/2030	0.77%
Apple, Inc., 1.65%, 02/08/2031	0.45%
Apple, Inc., 3.35%, 08/08/2032	0.45%
U.S. Bancorp, 1.38%, 07/22/2030	0.44%
Microsoft Corp., 3.50%, 02/12/2035	0.44%
Microsoft Corp., 3.30%, 02/06/2027	0.43%
Amazon.com, Inc., 2.10%, 05/12/2031	0.43%
Amazon.com, Inc., 4.88%, 03/13/2036	0.43%
Bank of America Corp., 3.25%, 10/21/2027	0.42%
Bank of America Corp., 6.11%, 01/29/2037	0.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PFIG-AR
Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco KBW Bank ETF
KBWB | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco KBW Bank ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Bank ETF	$39	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. Deregulation and earnings growth improvements across U.S. banks served as tailwinds for the Fund, which outperformed the S&P 500® Financials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq BankTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 25.57%, differed from the return of the Index, 26.10%, primarily due to cash drag and fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Diversified banks, followed by the investment banking & brokerage and asset management & custody banks sub-industries, respectively.
Positions | Morgan Stanley, an investment banking & brokerage company, and Goldman Sachs Group, Inc. (The), an investment banking & brokerage company.
What detracted from performance?
Sub-Industry Allocations | Consumer finance sub-industry.
Positions | Huntington Bancshares Inc., a regional banks company, and Western Alliance Bancorporation, a regional banks company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Bank ETF — NAV Return	25.57%	10.65%	12.66%
KBW Nasdaq Bank™ Index	26.10%	11.04%	13.05%
S&P 500® Index	20.38%	12.79%	15.37%
S&P 500® Financials Index	8.61%	10.45%	13.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,757,165,008
Total number of portfolio holdings	28
Total advisory fees paid	$20,422,218
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Bank of America Corp.	8.76%
JPMorgan Chase & Co.	8.68%
Wells Fargo & Co.	8.13%
Morgan Stanley	7.49%
Goldman Sachs Group, Inc. (The)	7.30%
State Street Corp.	4.49%
Bank of New York Mellon Corp. (The)	4.22%
Capital One Financial Corp.	4.17%
U.S. Bancorp	4.10%
PNC Financial Services Group, Inc. (The)	3.96%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KBWB-AR
Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF
KBWD | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco KBW High Dividend Yield Financial ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW High Dividend Yield Financial ETF	$35	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. While financial stocks generally performed well, the Fund saw headwinds in the asset management & custody banks sub-industry compared to the S&P 500® Financials Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Financial Sector Dividend YieldTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.24%, differed from the return of the Index, 0.59%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Regional banks, followed by the mortgage REITs and life & health insurance sub-industries, respectively.
Positions | ARMOUR Residential REIT, Inc., a mortgage REITs company, and Adamas Trust, Inc., a mortgage REITs company.
What detracted from performance?
Sub-Industry Allocations | Asset management & custody banks, followed by the commercial & residential mortgage finance and transaction & payment processing services sub-industries, respectively.
Positions | UWM Holdings Corp., a commercial & residential mortgage finance company (no longer held at fiscal year-end), and Arbor Realty Trust, Inc., a mortgage REITs company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW High Dividend Yield Financial ETF — NAV Return	0.24%	1.53%	4.59%
KBW Nasdaq Financial Sector Dividend Yield™ Index	0.59%	1.60%	4.57%
S&P 500® Index	20.38%	12.79%	15.37%
S&P 500® Financials Index	8.61%	10.45%	13.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$413,291,401
Total number of portfolio holdings	39
Total advisory fees paid	$1,487,224
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
FS KKR Capital Corp., BDC	4.22%
Orchid Island Capital, Inc.	4.11%
Invesco Mortgage Capital, Inc.	4.06%
Goldman Sachs BDC, Inc., BDC	3.92%
ARMOUR Residential REIT, Inc.	3.81%
Dynex Capital, Inc.	3.69%
Carlyle Secured Lending, Inc., BDC	3.48%
AGNC Investment Corp.	3.44%
MFA Financial, Inc.	3.33%
PennantPark Floating Rate Capital Ltd., BDC	3.32%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KBWD-AR
Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF
KBWY | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco KBW Premium Yield Equity REIT ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Premium Yield Equity REIT ETF	$38	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. Real estate investment trust ("REIT") stocks performed well, and the Fund saw additional tailwinds among high-yielding REITs in the real estate sector compared to the Dow Jones U.S. Real Estate Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Premium Yield Equity REITTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 19.64%, differed from the return of the Index, 20.23%, primarily due to cash drag and fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Diversified REITs, followed by the hotel & resort REITs and health care REITs sub-industries, respectively.
Positions | RLJ Lodging Trust, a hotel & resort REITs company, and National Storage Affiliates Trust, a diversified REITs company (no longer held at fiscal year-end).
What detracted from performance?
Sub-Industry Allocations | Multi-family residential REITs sub-industry.
Positions | Brandywine Realty Trust, an office REITs company (no longer held at fiscal year-end), and NexPoint Residential Trust, Inc., a multi-family residential REITs company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Premium Yield Equity REIT ETF — NAV Return	19.64%	2.29%	0.48%
KBW Nasdaq Premium Yield Equity REIT™ Index	20.23%	2.72%	0.67%
S&P 500® Index	20.38%	12.79%	15.37%
Dow Jones U.S. Real Estate Index	8.30%	1.82%	5.63%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$316,789,787
Total number of portfolio holdings	30
Total advisory fees paid	$951,129
Portfolio turnover rate	67%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Innovative Industrial Properties, Inc.	6.29%
Millrose Properties, Inc.	5.68%
Park Hotels & Resorts, Inc.	5.09%
Gladstone Commercial Corp.	4.79%
Community Healthcare Trust, Inc.	4.66%
Highwoods Properties, Inc.	4.39%
Global Net Lease, Inc.	3.89%
AH Realty Trust, Inc.	3.83%
CTO Realty Growth, Inc.	3.76%
Easterly Government Properties, Inc.	3.76%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KBWY-AR
Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF
KBWP | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco KBW Property & Casualty Insurance ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Property & Casualty Insurance ETF	$37	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. Property & casualty insurance stocks generally performed well, which helped the Fund see additional tailwinds compared to the S&P 500® Property & Casualty Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Property & CasualtyTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 11.42%, differed from the return of the Index, 11.84%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sub-Industry Allocations | Property & casualty insurance, followed by the reinsurance and multi-line insurance sub-industries, respectively.
Positions | Travelers Cos., Inc. (The), a property & casualty insurance company, and Chubb Ltd., a property & casualty insurance company.
What detracted from performance?
Sub-Industry Allocations | Insurance brokers sub-industry.
Positions | Kemper Corp., a property & casualty insurance company (no longer held at fiscal year-end), and Aon PLC, Class A, an insurance brokers company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Property & Casualty Insurance ETF — NAV Return	11.42%	12.81%	12.42%
KBW Nasdaq Property & Casualty™ Index	11.84%	13.21%	12.80%
S&P 500® Index	20.38%	12.79%	15.37%
S&P 500® Property & Casualty Index	11.32%	16.58%	15.42%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$283,844,868
Total number of portfolio holdings	27
Total advisory fees paid	$1,117,636
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Travelers Cos., Inc. (The)	8.70%
Marsh & McLennan Cos., Inc.	8.24%
Progressive Corp. (The)	7.95%
Chubb Ltd.	7.54%
Aon PLC, Class A	7.06%
Willis Towers Watson PLC	4.71%
Arthur J. Gallagher & Co.	4.52%
Brown & Brown, Inc.	4.45%
Allstate Corp. (The)	4.34%
Everest Group Ltd.	3.83%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KBWP-AR
Invesco KBW Property & Casualty Insurance ETF

Invesco MSCI North America Climate ETF
KLMN | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco MSCI North America Climate ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI North America Climate ETF	$10	0.09%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the MSCI North America Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the MSCI North America Index due to its security selection in the information technology and financials sectors that met certain environmental and climate criteria relative to their peers, as set forth by the Index (as defined below).
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI Global Select 500 - North America Subset Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 20.83%, differed from the return of the Index, 20.96%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Apple, Inc., an information technology company, followed by NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | Meta Platforms, Inc., Class A, a communication services company, followed by Netflix, Inc., a communication services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/11/24)
Invesco MSCI North America Climate ETF — NAV Return	20.83%	16.12%
MSCI Global Select 500 - North America Subset Index	20.96%	16.26%
MSCI ACWI Index (Net)	22.35%	19.11%
MSCI North America Index	19.96%	15.70%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,464,570,853
Total number of portfolio holdings	275
Total advisory fees paid	$2,066,695
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.31%
Apple, Inc.	6.68%
Microsoft Corp.	5.16%
Amazon.com, Inc.	3.60%
Alphabet, Inc., Class A	3.14%
Broadcom, Inc.	2.39%
Alphabet, Inc., Class C	1.92%
Meta Platforms, Inc., Class A	1.82%
Micron Technology, Inc.	1.58%
Tesla, Inc.	1.49%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective June 1, 2026, the Fund modified its principal investment strategies to reflect changes made to the underlying index methodology. Additionally, the name of the Index changed from MSCI Global Climate 500 North America Selection Index to MSCI Global Select 500 - North America Subset Index.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-KLMN-AR
Invesco MSCI North America Climate ETF

Invesco MSCI Treasury Duration Rotation ETF
TROT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco MSCI Treasury Duration Rotation ETF (the “Fund”) for the period February 23, 2026 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco MSCI Treasury Duration Rotation ETF	$8	0.15%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2026, the U.S. treasury bond market experienced an elevated interest rate environment, which weighed on treasury bond returns. Because the Fund reduced its duration exposure in accordance with the methodology of the Index (as defined below), the Fund's weighting approach helped to mitigate this impact.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI U.S. Treasury Duration Rotation Select Bond Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal period February 25, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, -0.21%, differed from the return of the Index, -0.14%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds with maturities of 0-1 years, followed by bonds with maturities of 1-3 years.
Positions | U.S. Treasury Notes, 3.75% coupon, due 8/15/2027 (no longer held at fiscal year-end), and U.S. Treasury Notes, 3.50% coupon, due 9/30/2027.
What detracted from performance?
Duration Allocations | Bonds with maturities of 3-5 years.
Positions | U.S. Treasury Notes, 1.13% coupon, due 2/15/2031, and U.S. Treasury Notes, 0.88% coupon, due 11/15/2030.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (2/25/26)
Invesco MSCI Treasury Duration Rotation ETF — NAV Return	-0.21%
MSCI U.S. Treasury Duration Rotation Select Bond Index	-0.14%
Bloomberg U.S. Aggregate Bond Index	-1.64%
Bloomberg U.S. Treasury Index	-1.75%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$980,097
Total number of portfolio holdings	148
Total advisory fees paid	$762
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 1.63%, 05/15/2031	1.43%
U.S. Treasury Notes, 1.13%, 02/15/2031	1.33%
U.S. Treasury Notes, 1.25%, 08/15/2031	1.33%
U.S. Treasury Notes, 4.00%, 02/28/2030	1.31%
U.S. Treasury Notes, 3.50%, 01/31/2028	1.27%
U.S. Treasury Notes, 0.88%, 11/15/2030	1.27%
U.S. Treasury Notes, 0.63%, 08/15/2030	1.26%
U.S. Treasury Notes, 0.63%, 05/15/2030	1.05%
U.S. Treasury Notes, 1.63%, 08/15/2029	0.94%
U.S. Treasury Notes, 3.88%, 03/31/2028	0.91%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-TROT-AR
Invesco MSCI Treasury Duration Rotation ETF

Invesco MSCI USA ETF
PBUS | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco MSCI USA ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI USA ETF	$4	0.04%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the MSCI USA Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI USA Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 19.96%, differed from the return of the Index, 20.02%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care and communication services sectors, respectively.
Positions | Apple, Inc., an information technology company, and NVIDIA Corp., an information technology company.
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | Meta Platforms, Inc., Class A, a communication services company, and Netflix, Inc., a communication services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/22/17)
Invesco MSCI USA ETF — NAV Return	19.96%	12.27%	15.11%
MSCI USA Index	20.02%	12.32%	15.20%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$11,665,769,370
Total number of portfolio holdings	517
Total advisory fees paid	$4,133,013
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.65%
Apple, Inc.	7.02%
Microsoft Corp.	5.40%
Amazon.com, Inc.	3.79%
Alphabet, Inc., Class A	3.00%
Broadcom, Inc.	2.52%
Alphabet, Inc., Class C	2.36%
Meta Platforms, Inc., Class A	1.90%
Micron Technology, Inc.	1.63%
Tesla, Inc.	1.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PBUS-AR
Invesco MSCI USA ETF

Invesco NASDAQ 100 ETF
QQQM | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco NASDAQ 100 ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ 100 ETF	$17	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the NASDAQ® Composite Index primarily due to its security selection in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100 Index® (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 26.39%, differed from the return of the Index, 26.61%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the communication services and consumer discretionary sectors, respectively.
Positions | Micron Technology, Inc., an information technology company, and Advanced Micro Devices, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Industrials sector, followed by the real estate and financials sectors, respectively.
Positions | Meta Platforms, Inc., Class A, a communication services company, and Netflix, Inc., a communication services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/13/20)
Invesco NASDAQ 100 ETF — NAV Return	26.39%	14.30%	17.09%
Nasdaq-100 Index®	26.61%	14.46%	17.25%
NASDAQ® Composite Index	23.64%	12.38%	15.38%
Russell 3000® Index	20.10%	11.80%	15.17%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$104,364,687,723
Total number of portfolio holdings	106
Total advisory fees paid	$117,976,072
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.51%
Apple, Inc.	7.41%
Microsoft Corp.	6.00%
Micron Technology, Inc.	4.76%
Amazon.com, Inc.	4.45%
Advanced Micro Devices, Inc.	3.38%
Alphabet, Inc., Class A	3.15%
Tesla, Inc.	2.93%
Alphabet, Inc., Class C	2.92%
Broadcom, Inc.	2.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQQM-AR
Invesco NASDAQ 100 ETF

Invesco Nasdaq Biotechnology ETF
IBBQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Nasdaq Biotechnology ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Nasdaq Biotechnology ETF	$24	0.19%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P Composite 1500® Biotechnology Index rose amid positive performance in the biotechnology sector. While biotechnology stocks performed well during the period, the Fund outperformed the S&P Composite 1500® Biotechnology Index primarily due to its allocation to the health care providers & services industry.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq BiotechnologyTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 53.03%, differed from the return of the Index, 53.19%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Health care providers & services industry, followed by the life sciences tools & services industry.
Positions | Amgen, Inc., a biotechnology company, followed by Moderna, Inc., a biotechnology company.
What detracted from performance?
Industry Allocations | Health care equipment & supplies industry, followed by biotechnology industry.
Positions | Alnylam Pharmaceuticals, Inc., a biotechnology company, followed by Summit Therapeutics, Inc., a biotechnology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (6/11/21)
Invesco Nasdaq Biotechnology ETF — NAV Return	53.03%	6.64%	7.38%
Nasdaq Biotechnology™ Index	53.19%	6.74%	7.48%
NASDAQ® Composite Index	23.64%	12.38%	13.61%
S&P Composite 1500® Biotechnology Index	42.34%	11.96%	12.43%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$96,392,514
Total number of portfolio holdings	259
Total advisory fees paid	$121,486
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amgen, Inc.	8.68%
Vertex Pharmaceuticals, Inc.	8.27%
Gilead Sciences, Inc.	7.40%
Regeneron Pharmaceuticals, Inc.	5.35%
Moderna, Inc.	3.61%
Revolution Medicines, Inc.	2.83%
Illumina, Inc.	2.10%
Alnylam Pharmaceuticals, Inc.	2.09%
Biogen, Inc.	2.07%
Argenx SE, ADR	1.84%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-IBBQ-AR
Invesco Nasdaq Biotechnology ETF

Invesco Nasdaq Free Cash Flow Achievers ETF
QOWZ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Nasdaq Free Cash Flow Achievers ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Nasdaq Free Cash Flow Achievers ETF	$40	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the Russell 3000® Index rose amid positive performance in the semiconductors & semiconductor equipment industry. While securities in that industry drove much of the Russell 3000® Index's gains, the Fund underperformed the Russell 3000® Index primarily due to its focus on securities of companies with positive free cash flow, as well as a relative underweight allocation to the interactive media & services and software industries.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US Free Cash Flow AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 6.78%, differed from the return of the Index, 7.18%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Semiconductors & semiconductor equipment industry, followed by the entertainment industry.
Positions | KLA Corp., a semiconductors & semiconductor equipment company, followed by NVIDIA Corp., a semiconductors & semiconductor equipment company.
What detracted from performance?
Industry Allocations | Interactive media & services industry, followed by the software industry.
Positions | Intuit, Inc., a software company, followed by Meta Platforms, Inc., Class A, an interactive media & services company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/6/23)
Invesco Nasdaq Free Cash Flow Achievers ETF — NAV Return	6.78%	19.44%
Nasdaq US Free Cash Flow Achievers™ Index	7.18%	19.86%
Russell 3000® Index	20.10%	22.29%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$10,676,109
Total number of portfolio holdings	53
Total advisory fees paid	$52,443
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.54%
Broadcom, Inc.	5.61%
Mastercard, Inc., Class A	4.72%
Salesforce, Inc.	3.77%
ServiceNow, Inc.	3.12%
KLA Corp.	3.00%
Fortinet, Inc.	2.99%
Automatic Data Processing, Inc.	2.98%
Adobe, Inc.	2.76%
Veeva Systems, Inc., Class A	2.57%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QOWZ-AR
Invesco Nasdaq Free Cash Flow Achievers ETF

Invesco NASDAQ Future Gen 200 ETF
QQQS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco NASDAQ Future Gen 200 ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Future Gen 200 ETF	$25	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the NASDAQ® Composite Index primarily due to its overweight allocation to the health care sector and security selection in the health care and information technology sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the NASDAQ Innovators Completion CapTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 49.41%, differed from the return of the Index, 49.01%, primarily due to income received from the securities lending program in which the Fund participates, partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Health care sector, followed by the information technology and communication services sectors, respectively.
Positions | AXT, Inc., an information technology company (no longer held at fiscal year-end), and MaxLinear, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Materials sector, followed by the energy and consumer staples sectors, respectively.
Positions | Sleep Number Corp., a consumer discretionary company (no longer held at fiscal year-end), and Aldeyra Therapeutics, Inc., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/22)
Invesco NASDAQ Future Gen 200 ETF — NAV Return	49.41%	17.00%
Nasdaq Innovators Completion Cap™ Index	49.01%	16.87%
NASDAQ® Composite Index	23.64%	27.24%
Russell 2000® Index	26.46%	16.45%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$22,518,555
Total number of portfolio holdings	206
Total advisory fees paid	$30,254
Portfolio turnover rate	81%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Cybin, Inc.	1.29%
Quantum Corp.	1.25%
Xencor, Inc.	1.14%
10X Genomics, Inc., Class A	1.10%
Agenus, Inc.	1.08%
Iovance Biotherapeutics, Inc.	0.99%
Neuronetics, Inc.	0.92%
Newell Brands, Inc.	0.92%
Varex Imaging Corp.	0.90%
AtriCure, Inc.	0.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQQS-AR
Invesco NASDAQ Future Gen 200 ETF

Invesco NASDAQ Next Gen 100 ETF
QQQJ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Next Gen 100 ETF	$17	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the NASDAQ® Composite Index primarily due to its security selection in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Next Generation 100 IndexTM (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 32.07%, differed from the return of the Index, 32.23%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care and industrials sectors, respectively.
Positions | Sandisk Corp., an information technology company (no longer held at fiscal year-end), and Teradyne, Inc., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the communication services and financials sectors, respectively.
Positions | Tractor Supply Co., a consumer discretionary company, and Insulet Corp., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/13/20)
Invesco NASDAQ Next Gen 100 ETF — NAV Return	32.07%	6.33%	10.22%
Nasdaq Next Generation 100 Index™	32.23%	6.46%	10.37%
NASDAQ® Composite Index	23.64%	12.38%	15.38%
Russell 3000® Index	20.10%	11.80%	15.17%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,189,988,297
Total number of portfolio holdings	108
Total advisory fees paid	$1,355,992
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Natera, Inc.	2.27%
eBay, Inc.	2.26%
Revolution Medicines, Inc.	2.15%
Credo Technology Group Holding Ltd.	2.05%
Flex Ltd.	1.97%
NetApp, Inc.	1.80%
MongoDB, Inc.	1.79%
Expedia Group, Inc.	1.79%
Kimberly-Clark Corp.	1.76%
United Airlines Holdings, Inc.	1.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQQJ-AR
Invesco NASDAQ Next Gen 100 ETF

Invesco National AMT-Free Municipal Bond ETF
PZA | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco National AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco National AMT-Free Municipal Bond ETF	$29	0.28%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in investment grade municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA National Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 5.64%, differed from the return of the Index, 6.39%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds, 4.00% coupon, due 7/1/2050, and Massachusetts (Commonwealth of), Series 2022 E, GO Bonds, 5.00% coupon, due 11/1/2048.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB, 4.25% coupon, due 5/15/2058, and California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB, 5.00% coupon, due 6/1/2043.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco National AMT-Free Municipal Bond ETF — NAV Return	5.64%	-0.53%	1.50%
ICE BofA National Long-Term Core Plus Municipal Securities Index	6.39%	-0.14%	1.93%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Municipal Bond 20 Year Index	6.80%	0.23%	2.14%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
- Prior to July 1, 2022, the Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$4,235,025,417
Total number of portfolio holdings	7,112
Total advisory fees paid	$10,441,160
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	0.13%
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50%, 07/01/2054	0.11%
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB, 4.00%, 02/15/2047	0.10%
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts., 5.50%, 10/01/2053	0.10%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.10%
Salt River Project Agricultural Improvement & Power District, Series 2025 C, RB, 5.25%, 01/01/2055	0.10%
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	0.10%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.10%
Montgomery (County of), MD, Series 2017 E, VRD GO Bonds, 2.40%, 11/01/2037	0.09%
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2008 B4, Ref. VRD RB, 2.10%, 01/01/2043	0.09%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PZA-AR
Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF
PZT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco New York AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New York AMT-Free Municipal Bond ETF	$29	0.28%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in long-term New York municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA New York Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 5.29%, differed from the return of the Index, 6.23%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by Guam bonds.
Positions | Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB, 4.25% coupon, due 5/15/2058, and Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, 5.00% coupon, due 9/1/2054.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | New York (City of), NY Transitional Finance Authority, Series 2024 B, RB, 4.38% coupon, due 5/1/2053, and New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50% coupon, due 7/1/2054.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New York AMT-Free Municipal Bond ETF — NAV Return	5.29%	-0.66%	1.48%
ICE BofA New York Long-Term Core Plus Municipal Securities Index	6.23%	-0.23%	1.71%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%
Bloomberg Municipal Bond 20 Year Index	6.80%	0.23%	2.14%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
- Prior to July 1, 2022, the Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$141,361,219
Total number of portfolio holdings	1,322
Total advisory fees paid	$377,537
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50%, 07/01/2054	1.74%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, 5.00%, 02/15/2042	0.89%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB, 4.25%, 05/01/2052	0.86%
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB, 5.25%, 11/01/2055	0.78%
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB, 4.00%, 11/15/2050	0.77%
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB, 4.00%, 11/15/2055	0.72%
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB, 3.00%, 11/15/2051	0.72%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	0.71%
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB, 4.00%, 07/01/2050	0.68%
New York Liberty Development Corp., Series 2019, Ref. RB, 2.45%, 09/15/2069	0.68%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PZT-AR
Invesco New York AMT-Free Municipal Bond ETF

Invesco PHLX Semiconductor ETF
SOXQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco PHLX Semiconductor ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco PHLX Semiconductor ETF	$29	0.19%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P Composite 1500® Semiconductor Index rose as ongoing investment in artificial intelligence, cloud computing, and data center infrastructure supported semiconductor demand. The Fund outperformed the S&P Composite 1500® Semiconductor Index primarily due to its security selection results, particularly its holdings in Micron Technology, Inc. and Marvell Technology, Inc.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the PHLX SemiconductorTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 104.21%, differed from the return of the Index, 104.75%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Semiconductors & semiconductor equipment industry, followed by the electronic equipment, instruments & components industry.
Positions | Micron Technology, Inc., a semiconductors & semiconductor equipment company, followed by Intel Corp., a semiconductors & semiconductor equipment company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | NXP Semiconductors N.V., a semiconductors & semiconductor equipment company, followed by Astera Labs, Inc., a semiconductors & semiconductor equipment company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (6/11/21)
Invesco PHLX Semiconductor ETF — NAV Return	104.21%	28.62%	28.87%
PHLX Semiconductor™ Index	104.75%	28.90%	29.13%
NASDAQ® Composite Index	23.64%	12.38%	13.61%
S&P Composite 1500® Semiconductor Index	48.95%	40.22%	40.95%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,003,572,592
Total number of portfolio holdings	33
Total advisory fees paid	$2,710,152
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	14.08%
Broadcom, Inc.	9.30%
Micron Technology, Inc.	8.86%
ASML Holding N.V., New York Shares	4.73%
Marvell Technology, Inc.	4.63%
Applied Materials, Inc.	4.57%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.46%
Lam Research Corp.	4.25%
KLA Corp.	4.10%
Advanced Micro Devices, Inc.	4.09%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SOXQ-AR
Invesco PHLX Semiconductor ETF

Invesco Preferred ETF
PGX | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Preferred ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Preferred ETF	$50	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, fixed rate preferred securities faced headwinds from higher rates that weighed on long-duration securities. Historically elevated preferred yields helped to offset the impact on total return. Because the Fund primarily invests in fixed rate preferred securities, it was impacted by this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA Core Plus Fixed Rate Preferred Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, -1.56%, differed from the return of the Index, -1.00%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Real estate management & development industry, followed by the financial services industry.
Positions | M&T Bank Corp., Series J, Pfd., 7.50% coupon, a banks company, and Brookfield Property Preferred L.P., Pfd., 6.25% coupon, a real estate management & development company.
What detracted from performance?
Industry Allocations | Insurance industry, followed by the diversified telecommunication services industry.
Positions | AT&T, Inc., Series C, Pfd., 4.75% coupon, a diversified telecommunication services company, and AT&T, Inc., Pfd., 5.35% coupon, a diversified telecommunication services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Preferred ETF — NAV Return	-1.56%	-1.21%	1.98%
ICE BofA Core Plus Fixed Rate Preferred Securities Index	-1.00%	-0.93%	2.25%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
S&P U.S. Preferred Stock Index	3.30%	1.53%	3.70%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,731,041,923
Total number of portfolio holdings	273
Total advisory fees paid	$19,517,549
Portfolio turnover rate	5%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	1.78%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	1.52%
Wells Fargo & Co., Series Z, Pfd., 4.75%	1.40%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.32%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.31%
Bank of America Corp., Series GG, Pfd., 6.00%	1.27%
AT&T, Inc., Series C, Pfd., 4.75%	1.15%
Bank of America Corp., Series KK, Pfd., 5.38%	1.13%
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	1.05%
Bank of America Corp., Series K, Pfd., 6.45%12/15/2066	1.03%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PGX-AR
Invesco Preferred ETF

Invesco QQQ Equal Weight ETF
QEW | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco QQQ Equal Weight ETF (the “Fund”) for the period March 16, 2026 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco QQQ Equal Weight ETF	$13	0.25%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2026, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the NASDAQ® Composite Index primarily due to its security selection in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100 Equal WeightedTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal period March 18, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 21.89%, differed from the return of the Index, 22.12%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the consumer discretionary and industrials sectors, respectively.
Positions | Marvell Technology, Inc., an information technology company, and Intel Corp., an information technology company.
What detracted from performance?
Sector Allocations | Communication services sector, followed by the utilities and real estate sectors, respectively.
Positions | Nebius Group N.V., Class A, an information technology company, and Charter Communications, Inc., Class A, a communication services company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (03/18/26)
Invesco QQQ Equal Weight ETF — NAV Return	21.89%
NASDAQ-100 Equal WeightedTM Total Return Index	22.12%
NASDAQ® Composite Index	19.34%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$21,148,913
Total number of portfolio holdings	105
Total advisory fees paid	$16,738
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
DoorDash, Inc., Class A	1.44%
Airbnb, Inc., Class A	1.36%
Palo Alto Networks, Inc.	1.34%
Workday, Inc., Class A	1.33%
Paychex, Inc.	1.30%
Roper Technologies, Inc.	1.29%
Regeneron Pharmaceuticals, Inc.	1.28%
Automatic Data Processing, Inc.	1.27%
Amgen, Inc.	1.26%
CrowdStrike Holdings, Inc., Class A	1.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QEW-AR
Invesco QQQ Equal Weight ETF

Invesco QQQ Low Volatility ETF
QQLV | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco QQQ Low Volatility ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco QQQ Low Volatility ETF	$25	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the NASDAQ® Composite Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund's focus on low volatility securities within the Nasdaq-100 Index® caused it to have an overweight allocation to and poor security selection in the industrials sector and an underweight allocation to and poor security selection in the information technology sector, all of which were headwinds to performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100 Low VolatilityTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.53%, differed from the return of the Index, 3.79%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Consumer staples sector, followed by the consumer discretionary and utilities sectors, respectively.
Positions | Ross Stores, Inc., a consumer discretionary company, and Monster Beverage Corp., a consumer staples company.
What detracted from performance?
Sector Allocations | Industrials sector, followed by the communication services sector.
Positions | Thomson Reuters Corp., an industrials company (no longer held at fiscal year-end), and Verisk Analytics, Inc., an industrials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/4/24)
Invesco QQQ Low Volatility ETF — NAV Return	3.53%	2.97%
Nasdaq-100 Low Volatility™ Index	3.79%	3.22%
NASDAQ® Composite Index	23.64%	18.88%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,287,740
Total number of portfolio holdings	27
Total advisory fees paid	$8,168
Portfolio turnover rate	60%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Cintas Corp.	5.14%
Linde PLC	4.92%
Automatic Data Processing, Inc.	4.63%
American Electric Power Co., Inc.	4.57%
Roper Technologies, Inc.	4.53%
Coca-Cola Europacific Partners PLC	4.51%
Exelon Corp.	4.45%
Xcel Energy, Inc.	4.32%
Costco Wholesale Corp.	4.29%
Paychex, Inc.	4.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QQLV-AR
Invesco QQQ Low Volatility ETF

Invesco Russell 1000 Equal Weight ETF
EQAL | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Russell 1000 Equal Weight ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 1000 Equal Weight ETF	$22	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the Russell 1000® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund's equal-weighting methodology caused it to have a relatively overweight allocation to the energy and materials sectors, which led to the Fund outperforming the Russell 1000® Index during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 1000® Equal Weight Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 20.12%, differed from the return of the Index, 20.33%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the energy and health care sectors, respectively.
Positions | Lumentum Holdings, Inc., an information technology company, and Ciena Corp., an information technology company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector.
Positions | Charter Communications, Inc., Class A, a communication services company, and Liberty Broadband Corp., Class C, a communication services company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Russell 1000 Equal Weight ETF — NAV Return	20.12%	7.58%	10.73%
Russell 1000® Equal Weight Index	20.33%	7.72%	10.88%
Russell 3000® Index	20.10%	11.80%	14.84%
Russell 1000® Index	19.77%	12.10%	15.13%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$845,440,297
Total number of portfolio holdings	1,011
Total advisory fees paid	$1,498,641
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Charter Communications, Inc., Class A	0.92%
Motorola Solutions, Inc.	0.48%
Arista Networks, Inc.	0.47%
Comcast Corp., Class A	0.47%
AT&T, Inc.	0.46%
Roku, Inc., Class A	0.45%
Verizon Communications, Inc.	0.43%
Millicom International Cellular S.A.	0.42%
Lumentum Holdings, Inc.	0.42%
Ubiquiti, Inc.	0.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-EQAL-AR
Invesco Russell 1000 Equal Weight ETF

Invesco S&P 500 Concentrated QVM ETF
QVMT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P 500 Concentrated QVM ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Concentrated QVM ETF	$14	0.13%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P 500® Index during the period, and its performance reflected the Fund’s transition from its prior enhanced value strategy to its current focus on securities exhibiting quality, value, and momentum characteristics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Quality, Value & Momentum Multi-Factor Index (the "Index"), and through February 20, 2026, the S&P 500® Enhanced Value Index (the "Previous Index"). The Fund generally will invest at least 90% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 21.95%, differed from the return of the Blended Invesco S&P 500 Concentrated QVM Index (a composite of the returns of the Previous Index through February 20, 2026, and of the Index for the remainder of the fiscal year ended August 31, 2026), 22.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Energy sector, followed by the financials, and information technology sectors, respectively.
Positions | Intel Corp., an information technology company (no longer held at fiscal year-end), and ExxonMobil Holdings Corp., an energy company.
What detracted from performance?
Sector Allocations | Industrials sector, followed by the real estate sector.
Positions | Sandisk Corp., an information technology company, and AppLovin Corp., Class A, a communication services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Concentrated QVM ETF — NAV Return	21.95%	11.91%	12.27%
Blended Invesco S&P 500 Concentrated QVM Index	22.16%	12.05%	12.42%
S&P 500® Quality, Value & Momentum Multi-Factor Index	16.39%	14.15%	N/A
S&P 500® Enhanced Value Index	25.50%	12.66%	12.72%
S&P 500® Index	20.38%	12.79%	15.37%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended Invesco S&P 500 Concentrated QVM Index reflects the performance of the S&P 500® Enhanced Value Index, the Previous Index, through February 20, 2026, followed by the performance of the Index thereafter.
- Performance information for the Index is not available for periods prior to the S&P 500® Quality, Value & Momentum Multi-Factor Index's commencement date of January 30, 2017.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$131,867,153
Total number of portfolio holdings	103
Total advisory fees paid	$160,473
Portfolio turnover rate	151%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Apple, Inc.	5.32%
ExxonMobil Holdings Corp.	5.24%
Lam Research Corp.	4.59%
Sandisk Corp.	4.59%
Caterpillar, Inc.	4.57%
Cisco Systems, Inc.	4.56%
GE Vernova, Inc.	4.54%
Western Digital Corp.	3.37%
Newmont Corp.	2.90%
KLA Corp.	2.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
Effective after the close of markets on February 20, 2026, the Fund's underlying index changed from the S&P 500® Enhanced Value Index to the S&P 500® Quality, Value & Momentum Multi-factor Index ("New Underlying Index"), and the Fund's investment objective, principal investment strategies and principal investment risks changed to reflect that the Fund now tracks the New Underlying Index. Additionally, the Fund's name changed from Invesco S&P 500 Enhanced Value ETF to Invesco S&P 500 Concentrated QVM ETF and the Fund's ticker changed from SPVU to QVMT.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QVMT-AR
Invesco S&P 500 Concentrated QVM ETF

Invesco S&P 500® High Beta ETF
SPHB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P 500® High Beta ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® High Beta ETF	$30	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P 500® Index due to its focus on high beta securities, as well as security selection in the information technology and health care sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Beta Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 40.42%, differed from the return of the Index, 40.80%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Micron Technology, Inc., an information technology company, and Western Digital Corp., an information technology company.
What detracted from performance?
Sector Allocations | Utilities sector, followed by the communication services sector.
Positions | Trade Desk, Inc. (The), Class A, a communication services company (no longer held at fiscal year-end), and Coinbase Global, Inc., a financials company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® High Beta ETF — NAV Return	40.42%	15.25%	17.80%
S&P 500® High Beta Index	40.80%	15.55%	18.10%
S&P 500® Index	20.38%	12.79%	15.37%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$909,789,733
Total number of portfolio holdings	103
Total advisory fees paid	$1,785,188
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Sandisk Corp.	2.65%
Coinbase Global, Inc., Class A	2.03%
Moderna, Inc.	2.00%
Micron Technology, Inc.	1.88%
Super Micro Computer, Inc.	1.85%
Robinhood Markets, Inc., Class A	1.76%
Advanced Micro Devices, Inc.	1.62%
Western Digital Corp.	1.57%
Lam Research Corp.	1.56%
Marvell Technology, Inc.	1.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPHB-AR
Invesco S&P 500® High Beta ETF

Invesco S&P 500 High Dividend Growers ETF
DIVG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P 500 High Dividend Growers ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 High Dividend Growers ETF	$43	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P Composite 1500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P Composite 1500® Index due to its focus on high dividend-yielding securities, as well as a relative underweight allocation to the information technology sector and security selection in the consumer staples sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Dividend Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 20.26%, differed from the return of the Index, 20.74%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the energy sector.
Positions | LyondellBasell Industries N.V., Class A, a materials company (no longer held at fiscal year-end), and Hewlett Packard Enterprise Co., an information technology company.
What detracted from performance?
Sector Allocations | Consumer staples sector, followed by the consumer discretionary sector.
Positions | Conagra Brands, Inc., a consumer staples company (no longer held at fiscal year-end), and VICI Properties, Inc., a real estate company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/6/23)
Invesco S&P 500 High Dividend Growers ETF — NAV Return	20.26%	19.44%
S&P 500® High Dividend Growth Index	20.74%	19.63%
S&P Composite 1500® Index	20.31%	22.21%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$11,746,833
Total number of portfolio holdings	101
Total advisory fees paid	$38,601
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
HP, Inc.	3.03%
Franklin Resources, Inc.	2.34%
Paychex, Inc.	2.18%
Prudential Financial, Inc.	2.11%
Ares Management Corp., Class A	2.03%
Altria Group, Inc.	2.03%
VICI Properties, Inc.	1.88%
Verizon Communications, Inc.	1.76%
Invitation Homes, Inc.	1.71%
AES Corp. (The)	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-DIVG-AR
Invesco S&P 500 High Dividend Growers ETF

Invesco S&P 500® High Dividend Low Volatility ETF
SPHD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P 500® High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® High Dividend Low Volatility ETF	$32	0.30%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its focus on high dividend-yielding, low volatility securities, as well as a relative underweight to the information technology sector and security selection in the consumer staples sector.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility High Dividend Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 11.26%, differed from the return of the Index, 11.58%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Energy sector, followed by the financials sector.
Positions | Bristol-Myers Squibb Co., a health care company, and Franklin Templeton, Inc., a financials company.
What detracted from performance?
Sector Allocations | Consumer staples sector.
Positions | Alexandria Real Estate Equities, Inc., a real estate company (no longer held at fiscal year-end), and Campbell's Co. (The), a consumer staples company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® High Dividend Low Volatility ETF — NAV Return	11.26%	7.78%	7.33%
S&P 500® Low Volatility High Dividend Index	11.58%	8.11%	7.66%
S&P 500® Index	20.38%	12.79%	15.37%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,430,517,068
Total number of portfolio holdings	57
Total advisory fees paid	$9,715,538
Portfolio turnover rate	57%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Pfizer, Inc.	3.41%
General Mills, Inc.	3.32%
Verizon Communications, Inc.	3.32%
Kraft Heinz Co. (The)	2.94%
VICI Properties, Inc.	2.87%
Comcast Corp., Class A	2.71%
AT&T, Inc.	2.68%
Altria Group, Inc.	2.49%
Crown Castle, Inc.	2.46%
Healthpeak Properties, Inc.	2.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPHD-AR
Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF
SPLV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P 500® Low Volatility ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Low Volatility ETF	$25	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its focus on low volatility securities, as well as a relative underweight to the information technology sector and relative overweight to the utilities sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.91%, differed from the return of the Index, 4.17%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the real estate sector.
Positions | Johnson & Johnson, a health care company, and Bank of New York Mellon Corp. (The), a financials company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the information technology sector.
Positions | Broadridge Financial Solutions, Inc., an industrials company (no longer held at fiscal year-end), and Roper Technologies, Inc., an information technology company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Low Volatility ETF — NAV Return	3.91%	5.32%	8.20%
S&P 500® Low Volatility Index	4.17%	5.59%	8.49%
S&P 500® Index	20.38%	12.79%	15.37%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$7,093,533,808
Total number of portfolio holdings	106
Total advisory fees paid	$18,544,475
Portfolio turnover rate	65%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	1.36%
WEC Energy Group, Inc.	1.26%
Duke Energy Corp.	1.26%
Regency Centers Corp.	1.25%
FirstEnergy Corp.	1.25%
Atmos Energy Corp.	1.24%
Evergy, Inc.	1.24%
Alliant Energy Corp.	1.22%
Realty Income Corp.	1.20%
CenterPoint Energy, Inc.	1.20%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPLV-AR
Invesco S&P 500® Low Volatility ETF

Invesco S&P 500® Momentum ETF
SPMO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P 500® Momentum ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Momentum ETF	$15	0.13%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P 500® Index due to its focus on momentum securities, as well as security selection in the information technology and financials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 27.40%, differed from the return of the Index, 27.61%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials sector.
Positions | Micron Technology, Inc., an information technology company, and Advanced Micro Devices, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Communication services sector.
Positions | Oracle Corp., an information technology company (no longer held at fiscal year-end), and Meta Platforms, Inc., Class A, a communication services company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Momentum ETF — NAV Return	27.40%	19.66%	19.81%
S&P 500® Momentum Index	27.61%	19.83%	20.00%
S&P 500® Index	20.38%	12.79%	15.37%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$22,235,467,149
Total number of portfolio holdings	102
Total advisory fees paid	$20,616,983
Portfolio turnover rate	69%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Micron Technology, Inc.	10.83%
NVIDIA Corp.	9.04%
Broadcom, Inc.	6.42%
Johnson & Johnson	4.65%
Alphabet, Inc., Class A	4.39%
Advanced Micro Devices, Inc.	3.86%
Alphabet, Inc., Class C	3.47%
Lam Research Corp.	3.43%
ExxonMobil Holdings Corp.	3.15%
Caterpillar, Inc.	2.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-SPMO-AR
Invesco S&P 500® Momentum ETF

Invesco S&P 500 QVM Multi-factor ETF
QVML | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P 500 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 QVM Multi-factor ETF	$12	0.11%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its focus on quality, value and momentum securities, as well as security selection in the consumer discretionary sector and relative underweight to the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 20.05%, differed from the return of the Index, 20.29%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the health care sector.
Positions | Alphabet, Inc., Class C, a communication services company, and Apple, Inc., an information technology company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector.
Positions | Meta Platforms, Inc., Class A, a communication services company, and Tesla, Inc., a consumer discretionary company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (6/30/21)
Invesco S&P 500 QVM Multi-factor ETF — NAV Return	20.05%	12.94%	13.68%
S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index	20.29%	13.08%	13.83%
S&P 500® Index	20.38%	12.79%	13.52%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,642,004,037
Total number of portfolio holdings	438
Total advisory fees paid	$1,644,071
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.92%
Apple, Inc.	7.85%
Microsoft Corp.	6.77%
Alphabet, Inc., Class C	4.74%
Amazon.com, Inc.	4.64%
Broadcom, Inc.	3.33%
Meta Platforms, Inc., Class A	2.38%
Micron Technology, Inc.	1.86%
JPMorgan Chase & Co.	1.47%
Berkshire Hathaway, Inc., Class B	1.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QVML-AR
Invesco S&P 500 QVM Multi-factor ETF

Invesco S&P 500 Revenue ETF
RWL | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P 500 Revenue ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Revenue ETF	$44	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P 500® Index primarily due to its overweight allocation to and security selection in the health care sector and its overweight allocation to and security selection in the energy sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 25.29%, differed from the return of the Index, 25.81%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Health care sector, followed by the information technology and energy sectors, respectively.
Positions | Dell Technologies, Inc., Class C, an information technology company, and Centene Corp., a health care company.
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | Meta Platforms, Inc., Class A, a communication services company, and Home Depot, Inc. (The), a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Revenue ETF — NAV Return	25.29%	13.75%	14.22%
S&P 500® Revenue-Weighted Index	25.81%	14.20%	14.67%
S&P 500® Index	20.38%	12.79%	15.37%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 24, 2019, Oppenheimer S&P 500 Revenue ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer S&P 500 Revenue ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$9,964,392,436
Total number of portfolio holdings	504
Total advisory fees paid	$31,685,838
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	3.98%
Walmart, Inc.	3.10%
Apple, Inc.	2.41%
McKesson Corp.	2.22%
UnitedHealth Group, Inc.	2.11%
Microsoft Corp.	2.00%
Berkshire Hathaway, Inc., Class B	1.92%
CVS Health Corp.	1.92%
Cencora, Inc.	1.86%
ExxonMobil Holdings Corp.	1.73%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RWL-AR
Invesco S&P 500 Revenue ETF

Invesco S&P MidCap 400 QVM Multi-factor ETF
QVMM | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P MidCap 400 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400 QVM Multi-factor ETF	$16	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P MidCap 400® Index rose as artificial intelligence related demand broadened, further supported by resilient US economic growth. The Fund outperformed the S&P MidCap 400® Index due to its focus on quality, value and momentum securities, as well as security selection in the consumer discretionary sector and relative overweight to the energy sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 17.66%, differed from the return of the Index, 17.79%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials sector.
Positions | Lumentum Holdings, Inc., an information technology company (no longer held at fiscal year-end), and Flex Ltd., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer discretionary sector.
Positions | AECOM, an industrials company, and Duolingo, Inc., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (6/30/21)
Invesco S&P MidCap 400 QVM Multi-factor ETF — NAV Return	17.66%	8.09%	8.28%
S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index	17.79%	8.22%	8.41%
S&P Composite 1500® Index	20.31%	12.39%	13.06%
S&P MidCap 400® Index	17.13%	8.08%	8.29%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$426,060,781
Total number of portfolio holdings	357
Total advisory fees paid	$597,222
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Everpure, Inc., Class A	1.09%
Twilio, Inc., Class A	1.03%
Illumina, Inc.	1.03%
Okta, Inc.	0.99%
TechnipFMC PLC	0.97%
ATI, Inc.	0.83%
nVent Electric PLC	0.81%
Tenet Healthcare Corp.	0.78%
Royal Gold, Inc.	0.76%
XPO, Inc.	0.71%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QVMM-AR
Invesco S&P MidCap 400 QVM Multi-factor ETF

Invesco S&P MidCap 400 Revenue ETF
RWK | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P MidCap 400 Revenue ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400 Revenue ETF	$43	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P MidCap 400® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P MidCap 400® Index primarily due to its security selection in the energy and financials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 18.39%, differed from the return of the Index, 18.76%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the energy and industrials sectors, respectively.
Positions | TD SYNNEX Corp., an information technology company, and Flex Ltd., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer staples sector.
Positions | Albertson's Cos., Inc., Class A, a consumer staples company, and Whirlpool Corp., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400 Revenue ETF — NAV Return	18.39%	11.41%	12.66%
S&P MidCap 400® Revenue-Weighted Index	18.76%	11.80%	13.06%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P MidCap 400® Index	17.13%	8.08%	10.88%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 24, 2019, Oppenheimer S&P MidCap 400 Revenue ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer S&P MidCap 400 Revenue ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,331,268,134
Total number of portfolio holdings	396
Total advisory fees paid	$4,466,066
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Performance Food Group Co.	2.67%
Albertson's Cos., Inc., Class A	2.53%
TD SYNNEX Corp.	2.50%
American Airlines Group, Inc.	2.27%
PBF Energy, Inc., Class A	2.10%
US Foods Holding Corp.	1.87%
Lithia Motors, Inc., Class A	1.85%
HF Sinclair Corp.	1.61%
Penske Automotive Group, Inc.	1.53%
Tenet Healthcare Corp.	1.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RWK-AR
Invesco S&P MidCap 400 Revenue ETF

Invesco S&P MidCap Low Volatility ETF
XMLV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P MidCap Low Volatility ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Low Volatility ETF	$26	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P MidCap 400® Index rose as artificial intelligence related demand broadened, further supported by resilient US economic growth. The Fund underperformed the S&P MidCap 400® Index due to its focus on low volatility securities, as well as a relative underweight to the information technology sector and security selection in the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 8.07%, differed from the return of the Index, 8.36%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Utilities sector, followed by the real estate sector.
Positions | Ormat Technologies, Inc., a utilities company, and COPT Defense Properties, a real estate company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer staples sector, followed by the industrials sector.
Positions | AECOM, an industrials company (no longer held at fiscal year-end), and Morningstar, Inc. (no longer held at fiscal year-end), a financials company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Low Volatility ETF — NAV Return	8.07%	6.48%	7.85%
S&P MidCap 400® Low Volatility Index	8.36%	6.77%	8.13%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P MidCap 400® Index	17.13%	8.08%	10.88%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$737,194,498
Total number of portfolio holdings	83
Total advisory fees paid	$1,882,318
Portfolio turnover rate	61%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
TXNM Energy, Inc.	5.22%
Agree Realty Corp.	1.57%
OGE Energy Corp.	1.54%
Ingredion, Inc.	1.53%
NNN REIT, Inc.	1.53%
W.P. Carey, Inc.	1.52%
Starwood Property Trust, Inc.	1.49%
ONE Gas, Inc.	1.46%
IDACORP, Inc.	1.46%
Equity LifeStyle Properties, Inc.	1.44%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XMLV-AR
Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap 600® GARP ETF
GRPZ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap 600® GARP ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600® GARP ETF	$39	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P Composite 1500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P Composite 1500® Index due to its focus on small-capitalization securities, as well as security selection in the energy and industrials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® GARP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 21.88%, differed from the return of the Index, 22.21%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Energy sector, followed by the industrials sector.
Positions | Powell Industries, Inc., an industrials company, and Krystal Biotech, Inc., a health care company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the consumer staples sector.
Positions | Dream Finders Homes, Inc., a consumer discretionary company (no longer held at fiscal year-end), and ADMA Biologics, Inc., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/27/24)
Invesco S&P SmallCap 600® GARP ETF — NAV Return	21.88%	12.47%
S&P SmallCap 600® GARP Index	22.21%	12.86%
S&P Composite 1500® Index	20.31%	17.96%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,271,646
Total number of portfolio holdings	91
Total advisory fees paid	$9,911
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Inspire Medical Systems, Inc.	2.15%
Millrose Properties, Inc.	2.10%
Dave, Inc.	1.95%
QuinStreet, Inc.	1.84%
TransMedics Group, Inc.	1.81%
Tidewater, Inc.	1.81%
Acadia Pharmaceuticals, Inc.	1.79%
Palomar Holdings, Inc.	1.76%
TG Therapeutics, Inc.	1.76%
Cal-Maine Foods, Inc.	1.69%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-GRPZ-AR
Invesco S&P SmallCap 600® GARP ETF

Invesco S&P SmallCap 600 QVM Multi-factor ETF
QVMS | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap 600 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600 QVM Multi-factor ETF	$17	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P SmallCap 600® Index rose as artificial intelligence related demand broadened, further supported by easing financing conditions in late 2025. The Fund underperformed the S&P SmallCap 600® Index due to its focus on quality, value and momentum securities, as well as a relative underweight to the information technology sector and security selection in the materials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi- Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 22.84%, differed from the return of the Index, 22.97%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials sector.
Positions | Sandisk Corp., an information technology company (no longer held at fiscal year-end), and Semtech Corp., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | Stride, Inc., a consumer discretionary company, and FMC Corp., a materials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (6/30/21)
Invesco S&P SmallCap 600 QVM Multi-factor ETF — NAV Return	22.84%	7.78%	7.55%
S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index	22.97%	7.92%	7.69%
S&P Composite 1500® Index	20.31%	12.39%	13.06%
S&P SmallCap 600® Index	24.08%	6.92%	6.60%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$247,911,409
Total number of portfolio holdings	533
Total advisory fees paid	$337,782
Portfolio turnover rate	41%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Viasat, Inc.	0.77%
Paycom Software, Inc.	0.77%
Brinker International, Inc.	0.62%
Corcept Therapeutics, Inc.	0.61%
Jackson Financial, Inc., Class A	0.59%
Qorvo, Inc.	0.57%
Eastman Chemical Co.	0.57%
Glaukos Corp.	0.56%
Element Solutions, Inc.	0.56%
FormFactor, Inc.	0.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-QVMS-AR
Invesco S&P SmallCap 600 QVM Multi-factor ETF

Invesco S&P SmallCap 600 Revenue ETF
RWJ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap 600 Revenue ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600 Revenue ETF	$44	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P SmallCap 600® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P SmallCap 600® Index primarily due to its security selection in the consumer staples sector and its overweight allocation to and security selection in the energy sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 28.12%, differed from the return of the Index, 28.59%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials and health care sectors, respectively.
Positions | Sandisk Corp., an information technology company (no longer held at fiscal year-end), and Molina Healthcare, Inc., a health care company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Real estate sector.
Positions | Group 1 Automotive, Inc., a consumer discretionary company, and Hertz Global Holdings, Inc., an industrials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap 600 Revenue ETF — NAV Return	28.12%	10.27%	13.27%
S&P SmallCap 600® Revenue-Weighted Index	28.59%	10.62%	13.55%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 24, 2019, Oppenheimer S&P SmallCap 600 Revenue ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer S&P SmallCap 600 Revenue ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,063,450,760
Total number of portfolio holdings	593
Total advisory fees paid	$6,801,093
Portfolio turnover rate	53%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
World Kinect Corp.	2.66%
CarMax, Inc.	2.21%
ManpowerGroup, Inc.	2.21%
United Natural Foods, Inc.	1.71%
Lincoln National Corp.	1.46%
Asbury Automotive Group, Inc.	1.21%
Group 1 Automotive, Inc.	1.17%
Kohl's Corp.	1.09%
DXC Technology Co.	1.02%
Sonic Automotive, Inc., Class A	0.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RWJ-AR
Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P SmallCap Consumer Discretionary ETF
PSCD | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap Consumer Discretionary ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Consumer Discretionary ETF	$30	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap consumer discretionary securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Consumer Discretionary Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.97%, differed from the return of the Index, 5.19%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Hotels, restaurants & leisure industry, followed by the specialty retail industry.
Positions | Victoria's Secret & Co., a specialty retail company, and Brinker International, Inc., a hotels, restaurants & leisure company.
What detracted from performance?
Industry Allocations | Diversified consumer services industry, followed by the distributors industry.
Positions | Stride, Inc., a diversified consumer services company, and Group 1 Automotive, Inc., a specialty retail company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Consumer Discretionary ETF — NAV Return	4.97%	1.71%	10.23%
S&P SmallCap 600® Capped Consumer Discretionary Index	5.19%	1.82%	10.38%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$24,441,479
Total number of portfolio holdings	91
Total advisory fees paid	$65,361
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Brinker International, Inc.	3.94%
CarMax, Inc.	3.50%
Etsy, Inc.	3.10%
Victoria's Secret & Co.	2.73%
Mohawk Industries, Inc.	2.64%
Life Time Group Holdings, Inc.	2.60%
LKQ Corp.	2.57%
Caesars Entertainment, Inc.	2.43%
Pool Corp.	2.41%
Frontdoor, Inc.	2.29%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCD-AR
Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF
PSCC | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap Consumer Staples ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Consumer Staples ETF	$30	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap consumer staples securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Consumer Staples Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 7.94%, differed from the return of the Index, 8.21%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Consumer staples distribution and retail industry, followed by the beverages industry.
Positions | PriceSmart, Inc., a consumer staples distribution & retail company, and Lamb Weston Holdings, a food products company.
What detracted from performance?
Industry Allocations | Food products industry, followed by the tobacco industry.
Positions | Cal-Maine Foods, Inc., a food products company, and Simply Good Foods Co. (The), a food products company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Consumer Staples ETF — NAV Return	7.94%	3.43%	6.92%
S&P SmallCap 600® Capped Consumer Staples Index	8.21%	3.66%	7.14%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$39,255,553
Total number of portfolio holdings	29
Total advisory fees paid	$102,905
Portfolio turnover rate	65%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Conagra Brands, Inc.	13.16%
Lamb Weston Holdings, Inc.	11.56%
Campbell's Co. (The)	7.15%
PriceSmart, Inc.	6.60%
Cal-Maine Foods, Inc.	5.39%
Freshpet, Inc.	5.14%
Chefs' Warehouse, Inc. (The)	4.74%
Vita Coco Co., Inc. (The)	3.96%
Interparfums, Inc.	3.68%
WD-40 Co.	3.58%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCC-AR
Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF
PSCE | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap Energy ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Energy ETF	$37	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap energy securities, which outperformed the S&P SmallCap 600® Index, was a tailwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 53.49%, differed from the return of the Index, 53.88%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Energy equipment & services industry, followed by the oil gas & consumable fuels industry.
Positions | Peabody Energy Corp., an oil gas & consumable fuels company, and Liberty Energy, Inc., Class A, an energy equipment & services company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Solaris Energy Infrastructure, Inc., Class B, an energy equipment & services company, and ProPetro Holding Corp., an energy equipment & services company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Energy ETF — NAV Return	53.49%	16.36%	-1.86%
S&P SmallCap 600® Capped Energy Index	53.88%	16.68%	-1.60%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$109,886,299
Total number of portfolio holdings	36
Total advisory fees paid	$260,332
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
SM Energy Co.	7.59%
Magnolia Oil & Gas Corp., Class A	5.54%
Noble Corp. PLC	5.18%
Kodiak Gas Services, Inc.	5.16%
Archrock, Inc.	4.95%
Oceaneering International, Inc.	4.66%
Core Natural Resources, Inc.	4.62%
Cactus, Inc., Class A	4.40%
Patterson-UTI Energy, Inc.	3.94%
Helmerich & Payne, Inc.	3.92%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCE-AR
Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF
PSCF | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap Financials ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Financials ETF	$31	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap financials securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Financials & Real Estate Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 14.61%, differed from the return of the Index, 14.88%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the consumer finance industry.
Positions | StoneX Group, Inc., a capital markets company, and Enova International, Inc., a consumer finance company.
What detracted from performance?
Industry Allocations | Office REITs industry, followed by the residential REITs industry.
Positions | Walker & Dunlop, Inc., a financial services company, and Rocket Cos., Inc., a financial services company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Financials ETF — NAV Return	14.61%	5.17%	7.02%
S&P SmallCap 600® Capped Financials & Real Estate Index	14.88%	5.39%	7.25%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$30,317,400
Total number of portfolio holdings	165
Total advisory fees paid	$66,065
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Jackson Financial, Inc., Class A	2.03%
Ryman Hospitality Properties, Inc.	1.88%
Lincoln National Corp.	1.58%
StoneX Group, Inc.	1.58%
Terreno Realty Corp.	1.53%
Macerich Co. (The)	1.46%
Essential Properties Realty Trust, Inc.	1.41%
MarketAxess Holdings, Inc.	1.26%
Atlantic Union Bankshares Corp., Class B	1.26%
Enova International, Inc.	1.24%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCF-AR
Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF
PSCH | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap Health Care ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Health Care ETF	$34	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap health care securities, which outperformed the S&P SmallCap 600® Index, was a tailwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Health Care Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 31.95%, differed from the return of the Index, 32.32%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Biotechnology industry, followed by the health care providers & services industry.
Positions | Arrowhead Pharmaceuticals, Inc., a biotechnology company (no longer held at fiscal year-end), and Protagonist Therapeutics, Inc., a biotechnology company.
What detracted from performance?
Industry Allocations | Health care technology industry.
Positions | ADMA Biologics, Inc., a biotechnology company, and Waystar Holding Corp., a health care technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Health Care ETF — NAV Return	31.95%	-3.01%	8.39%
S&P SmallCap 600® Capped Health Care Index	32.32%	-2.83%	8.62%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$183,914,887
Total number of portfolio holdings	74
Total advisory fees paid	$420,945
Portfolio turnover rate	52%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Corcept Therapeutics, Inc.	5.52%
Glaukos Corp.	5.37%
Protagonist Therapeutics, Inc.	4.55%
Alkermes PLC	3.99%
TG Therapeutics, Inc.	3.65%
Teleflex, Inc.	3.20%
PTC Therapeutics, Inc.	2.94%
Ligand Pharmaceuticals, Inc.	2.90%
Merit Medical Systems, Inc.	2.76%
RadNet, Inc.	2.73%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCH-AR
Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF
XSHD | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap High Dividend Low Volatility ETF	$31	0.30%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P SmallCap 600® Index rose as artificial intelligence related demand broadened, further supported by easing financing conditions in late 2025. The Fund underperformed the S&P SmallCap 600® Index due to its focus on high dividend-yielding, low volatility securities, as well as security selection in the financials sector and relative underweight to the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Low Volatility High Dividend Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 8.61%, differed from the return of the Index, 8.89%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Industrials sector, followed by the energy sector.
Positions | Deluxe Corp., an industrials company (no longer held at fiscal year-end), and Two Harbors Investment Corp., a financials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Financials sector, followed by the consumer discretionary sector.
Positions | Arbor Realty Trust, Inc., a financials company (no longer held at fiscal year-end), and Ready Capital Corp., a financials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (12/1/16)
Invesco S&P SmallCap High Dividend Low Volatility ETF — NAV Return	8.61%	-3.31%	0.05%
S&P SmallCap 600® Low Volatility High Dividend Index	8.89%	-3.02%	0.36%
S&P Composite 1500® Index	20.31%	12.39%	15.18%
S&P SmallCap 600® Index	24.08%	6.92%	9.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$70,778,759
Total number of portfolio holdings	61
Total advisory fees paid	$219,714
Portfolio turnover rate	93%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Rithm Capital Corp.	3.48%
Conagra Brands, Inc.	3.42%
Franklin BSP Realty Trust, Inc.	3.37%
Millrose Properties, Inc.	3.37%
Ellington Financial, Inc.	3.15%
ARMOUR Residential REIT, Inc.	3.14%
PennyMac Mortgage Investment Trust	3.00%
Global Net Lease, Inc.	2.93%
Innovative Industrial Properties, Inc.	2.89%
Western Union Co. (The)	2.68%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XSHD-AR
Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF
PSCI | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap Industrials ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Industrials ETF	$32	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap industrials securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Industrials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 17.79%, differed from the return of the Index, 18.15%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Construction & engineering industry, followed by the aerospace & defense industry.
Positions | Matson, Inc., a marine transportation company, and Paycom Software, Inc., a professional services company.
What detracted from performance?
Industry Allocations | Passenger airlines, followed by the building products industry.
Positions | Verra Mobility Corp., Class A, a professional services company, and Primoris Services Corp., a construction and engineering company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Industrials ETF — NAV Return	17.79%	13.70%	14.15%
S&P SmallCap 600® Capped Industrials Index	18.15%	14.03%	14.46%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$180,228,752
Total number of portfolio holdings	96
Total advisory fees paid	$473,374
Portfolio turnover rate	35%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Paycom Software, Inc.	3.18%
Armstrong World Industries, Inc.	2.36%
Federal Signal Corp.	2.29%
Arcosa, Inc.	2.29%
Zurn Elkay Water Solutions Corp.	2.27%
ESCO Technologies, Inc.	2.27%
Matson, Inc.	2.18%
Gates Industrial Corp Ltd.	2.08%
Lyft, Inc., Class A	2.06%
Enpro, Inc.	2.01%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCI-AR
Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF
PSCT | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap Information Technology ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Information Technology ETF	$38	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap information technology securities, which outperformed the S&P SmallCap 600® Index, was a tailwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Information Technology Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 59.05%, differed from the return of the Index, 59.42%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Semiconductors & semiconductor equipment industry, followed by the technology hardware storage & peripherals industry.
Positions | Sandisk Corp., a technology hardware storage & peripherals company (no longer held at fiscal year-end), and Viavi Solutions, Inc., a communications equipment company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Mirion Technologies, Inc., an electronic equipment, instruments & components company, and MARA Holdings, Inc., a software company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Information Technology ETF — NAV Return	59.05%	9.45%	14.31%
S&P SmallCap 600® Capped Information Technology Index	59.42%	9.72%	14.60%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$483,976,125
Total number of portfolio holdings	74
Total advisory fees paid	$1,154,688
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Viasat, Inc.	4.10%
FormFactor, Inc.	3.52%
Qorvo, Inc.	3.45%
Ralliant Corp.	3.10%
Plexus Corp.	2.88%
EPAM Systems, Inc.	2.76%
ACI Worldwide, Inc.	2.43%
RingCentral, Inc., Class A	2.31%
MaxLinear, Inc.	2.26%
Box, Inc., Class A	2.22%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCT-AR
Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF
XSLV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap Low Volatility ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Low Volatility ETF	$27	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P SmallCap 600® Index rose as artificial intelligence related demand broadened, further supported by easing financing conditions in late 2025. The Fund underperformed the S&P SmallCap 600® Index due to its focus on low volatility securities, as well as a relative underweight to the information technology sector and security selection in the industrials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 12.27%, differed from the return of the Index, 12.55%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Financials sector, followed by the real estate and utilities sectors, respectively.
Positions | Madison Square Garden Sports Corp., a communication services company (no longer held at fiscal year-end), and National HealthCare Corp., a health care company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the information technology sector.
Positions | AMERISAFE, Inc., a financials company, and Integer Holdings Corp., a health care company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Low Volatility ETF — NAV Return	12.27%	3.78%	5.45%
S&P SmallCap 600® Low Volatility Index	12.55%	3.99%	5.69%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$250,560,623
Total number of portfolio holdings	123
Total advisory fees paid	$603,019
Portfolio turnover rate	68%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Phillips Edison & Co., Inc.	1.26%
InvenTrust Properties Corp.	1.18%
Ellington Financial, Inc.	1.12%
LTC Properties, Inc.	1.11%
Four Corners Property Trust, Inc.	1.11%
Broadstone Net Lease, Inc.	1.06%
Essential Properties Realty Trust, Inc.	1.06%
City Holding Co.	1.04%
Avista Corp.	1.03%
American States Water Co.	1.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XSLV-AR
Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF
PSCM | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap Materials ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Materials ETF	$33	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap materials securities, which outperformed the S&P SmallCap 600® Index, was a tailwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Materials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 29.28%, differed from the return of the Index, 29.65%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Metals & mining industry, followed by the chemicals industry.
Positions | Hecla Mining Co., a metals and mining company (no longer held at fiscal year-end), and Materion Corp., a metals and mining company.
What detracted from performance?
Industry Allocations | Paper & forest products industry.
Positions | FMC Corp., a chemicals company, and Hawkins, Inc., a chemicals company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Materials ETF — NAV Return	29.28%	9.78%	11.01%
S&P SmallCap 600® Capped Materials Index	29.65%	10.05%	11.25%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$21,068,281
Total number of portfolio holdings	28
Total advisory fees paid	$48,050
Portfolio turnover rate	45%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Eastman Chemical Co.	10.78%
Element Solutions, Inc.	10.59%
Sensient Technologies Corp.	7.48%
Balchem Corp.	7.36%
Celanese Corp.	6.49%
Warrior Met Coal, Inc.	5.20%
Materion Corp.	4.83%
H.B. Fuller Co.	4.11%
Kaiser Aluminum Corp.	3.60%
Century Aluminum Co.	3.55%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCM-AR
Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF
XSHQ | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap Quality ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Quality ETF	$30	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P SmallCap 600® Index rose as artificial intelligence related demand broadened, further supported by easing financing conditions in late 2025. The Fund underperformed the S&P SmallCap 600® Index due to its focus on quality securities, as well as security selection in the information technology and financials sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Quality Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 10.10%, differed from the return of the Index, 10.44%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials sector.
Positions | Paycom Software, Inc., an industrials company, and TG Therapeutics, Inc., a health care company.
What detracted from performance?
Sector Allocations | Consumer staples sector, followed by the communication services sector.
Positions | Argan, Inc., an industrials company, and Stride, Inc., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (4/6/17)
Invesco S&P SmallCap Quality ETF — NAV Return	10.10%	6.63%	8.86%
S&P SmallCap 600® Quality Index	10.44%	6.94%	9.22%
S&P Composite 1500® Index	20.31%	12.39%	14.84%
S&P SmallCap 600® Index	24.08%	6.92%	10.03%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$301,185,338
Total number of portfolio holdings	120
Total advisory fees paid	$761,221
Portfolio turnover rate	59%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Paycom Software, Inc.	3.64%
Brinker International, Inc.	2.81%
Argan, Inc.	2.14%
Armstrong World Industries, Inc.	2.11%
Dave, Inc.	2.06%
Lyft, Inc., Class A	2.03%
Corcept Therapeutics, Inc.	1.97%
PJT Partners, Inc., Class A	1.95%
Moelis & Co., Class A	1.90%
MarketAxess Holdings, Inc.	1.85%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-XSHQ-AR
Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF
PSCU | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P SmallCap Utilities & Communication Services ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Utilities & Communication Services ETF	$31	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, small-cap stocks in the S&P SmallCap 600® Index saw positive performance, and outperformed the larger-cap stocks of the S&P 500® Index. The Fund's focus on small-cap utilities and communication services securities, which underperformed the S&P SmallCap 600® Index, was a headwind for the Fund's performance.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Utilities & Communication Services Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 14.17%, differed from the return of the Index, 14.04%, primarily due to a corporate action related to Tegna, Inc., which was partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Entertainment industry, followed by the diversified telecommunication services industry.
Positions | Madison Square Garden Sports Corp., Class A, an entertainment company, and Iridium Communications, Inc., a diversified telecommunications services company.
What detracted from performance?
Industry Allocations | Wireless telecommunication services industry, followed by the media industry.
Positions | TripAdvisor, Inc., an interactive media & services company, and Cogent Communications Holdings, Inc., a diversified telecommunications services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Utilities & Communication Services ETF — NAV Return	14.17%	0.54%	5.83%
S&P SmallCap 600® Capped Utilities & Communication Services Index	14.04%	0.72%	6.04%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P SmallCap 600® Index	24.08%	6.92%	10.54%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$16,025,216
Total number of portfolio holdings	37
Total advisory fees paid	$43,431
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Match Group, Inc.	9.61%
Madison Square Garden Sports Corp., Class A	7.01%
Lumen Technologies, Inc.	6.00%
Versant Media Group, Inc.	5.88%
Iridium Communications, Inc.	5.03%
MDU Resources Group, Inc.	4.22%
Clearway Energy, Inc., Class C	3.90%
Otter Tail Corp.	3.85%
Sphere Entertainment Co.	3.71%
Cinemark Holdings, Inc.	3.71%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-PSCU-AR
Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco S&P Ultra Dividend Revenue ETF
RDIV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco S&P Ultra Dividend Revenue ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Ultra Dividend Revenue ETF	$44	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 900® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the S&P 900® Index primarily due to its overweight allocation to and security selection in the energy sector and its security selection in the consumer discretionary sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 900® Dividend Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 25.52%, differed from the return of the Index, 26.06%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Energy sector, followed by the financials and consumer discretionary sectors, respectively.
Positions | Target Corp., a consumer staples company, and Macy's, Inc., a consumer discretionary company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | Industrials sector, followed by the communication services sector.
Positions | ManpowerGroup, Inc., an industrials company (no longer held at fiscal year-end), and General Mills, Inc., a consumer staples company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Ultra Dividend Revenue ETF — NAV Return	25.52%	13.18%	11.20%
S&P 900® Dividend Revenue-Weighted Index	26.06%	13.63%	11.61%
S&P Composite 1500® Index	20.31%	12.39%	14.98%
S&P 900® Index	20.22%	12.53%	15.10%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 24, 2019, Oppenheimer S&P Ultra Dividend Revenue ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer S&P Ultra Dividend Revenue ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,404,972,301
Total number of portfolio holdings	63
Total advisory fees paid	$3,970,087
Portfolio turnover rate	94%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Target Corp.	5.74%
Comcast Corp., Class A	5.57%
AT&T, Inc.	5.53%
Bristol-Myers Squibb Co.	5.41%
Chevron Corp.	5.26%
PepsiCo, Inc.	5.09%
Prudential Financial, Inc.	4.87%
Ford Motor Co.	4.76%
Truist Financial Corp.	4.72%
International Paper Co.	4.65%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RDIV-AR
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
BKLN | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Senior Loan ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Loan ETF	$65	0.64%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the senior loan market benefited from elevated yields and resilient fundamentals. Because the Fund holds the vast majority of its portfolio in senior loans, it benefited from this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar LSTA US Leveraged Loan 100 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.65%, differed from the return of the Index, 5.32%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Health care industry, followed by the aerospace & defense industry.
Positions | Peraton Corp., First Lien Term Loan B, due 2/1/2028, an aerospace & defense company, followed by X Corp., Term Loan B, due 10/27/2029, a telecommunications company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | Cable & satellite television industry, followed by the electronics & electrical industry.
Positions | Central Parent LLC, Term Loan, due 7/6/2029, an electronics & electrical company, followed by CSC Holdings, LLC, Term Loan, due 4/15/2027, a cable & satellite television company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Loan ETF — NAV Return	4.65%	5.49%	4.28%
Morningstar LSTA US Leveraged Loan 100 Index (USD)	5.32%	6.35%	5.30%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Morningstar LSTA US Leveraged Loan Index (USD)	4.79%	6.28%	5.45%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$6,743,153,081
Total number of portfolio holdings	162
Total advisory fees paid	$43,012,196
Portfolio turnover rate	97%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Discovery Global Holdings, Inc., Term Loan, 6.19%, 06/30/2033	1.86%
Hologic, Inc., Term Loan B, 5.99%, 04/07/2033	1.82%
UKG, Inc., Term Loan B, 6.07%, 02/10/2031	1.65%
Sedgwick Claims Management Services, Inc., Term Loan, 6.19%, 07/31/2031	1.50%
Dayforce LLC, Term Loan, 6.82%, 02/04/2033	1.46%
Peraton Corp., First Lien Term Loan B, 7.67%, 02/01/2028	1.45%
Oak-Eagle AcquireCo, Inc. (Electronic Arts Inc; EA), Term Loan B, 7.25%, 08/04/2033	1.44%
athenahealth Group, Inc., Term Loan, 6.94%, 02/17/2032	1.44%
McAfee LLC, Term Loan B, 6.69%, 03/01/2029	1.35%
Great Outdoors Group LLC, Term Loan B-3, 6.94%, 01/23/2032	1.31%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
Baa1	0.8%
Baa3	4.0%
Ba1	5.9%
Ba2	2.5%
Ba3	10.0%
B1	19.8%
B2	32.1%
B3	17.0%
Caa1	2.4%
Caa2	1.0%
NR	0.1%
Money Market Funds Plus Other Assets Less Liabilities	4.4%
** Source: Moody's Investors Service, Inc. ("Moody's"). A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BKLN-AR
Invesco Senior Loan ETF

Invesco Short Term Treasury ETF
TBLL | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Short Term Treasury ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Treasury ETF	$8	0.08%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, short-term U.S. Treasury securities benefited from elevated yields. Because the Fund primarily invests in short-term U.S. Treasury obligations, it benefited from this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE U.S. Treasury Short Bond Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.71%, differed from the return of the Index, 3.80%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds that matured during the period, followed by bonds with maturities of 0-1 year.
Positions | U.S. Treasury Bills, due 8/15/2026 (no longer held at fiscal year-end), and U.S. Treasury Bills, due 7/31/2026 (no longer held at fiscal year-end).
What detracted from performance?
Duration Allocations | No durations detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (1/12/17)
Invesco Short Term Treasury ETF — NAV Return	3.71%	3.53%	2.43%
ICE U.S. Treasury Short Bond Index	3.80%	3.59%	2.49%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.72%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
- Prior to July 1, 2022, the Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$2,860,132,892
Total number of portfolio holdings	101
Total advisory fees paid	$1,985,996
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 3.70%–3.75%, 10/29/2026	2.29%
U.S. Treasury Bills, 3.68%–3.82%, 11/05/2026	2.20%
U.S. Treasury Bills, 3.70%–3.91%, 11/17/2026	2.11%
U.S. Treasury Bills, 3.73%–3.83%, 11/27/2026	1.97%
U.S. Treasury Bills, 3.63%–3.76%, 10/08/2026	1.95%
U.S. Treasury Bills, 3.65%–3.75%, 10/15/2026	1.95%
U.S. Treasury Bills, 3.65%–3.79%, 10/22/2026	1.95%
U.S. Treasury Bills, 3.70%–3.74%, 11/03/2026	1.91%
U.S. Treasury Bills, 3.67%–3.76%, 10/13/2026	1.91%
U.S. Treasury Bills, 3.70%–3.75%, 11/10/2026	1.91%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-TBLL-AR
Invesco Short Term Treasury ETF

Invesco Solar ETF
TAN | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Solar ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Solar ETF	$72	0.67%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the MSCI World Growth Index performed positively due to its exposure to strong performing securities in the information technology sector. The Fund faced headwinds caused by policy uncertainty, a reduction to U.S. federal solar incentives, and its security selection in the information technology sector, which caused it to underperform the MSCI World Growth Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MAC Global Solar Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 14.62%, differed from the return of the Index, 15.38%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Independent power and renewable electricity producers industry, followed by the electrical equipment industry.
Positions | Doral Group Renewable Energy Resources Ltd., an independent power and renewable electricity producers company, followed by Enlight Renewable Energy Ltd., an independent power and renewable electricity producers company.
What detracted from performance?
Industry Allocations | Semiconductors & semiconductor equipment industry, followed by the construction & engineering industry.
Positions | GCL Technology Holdings Ltd., a semiconductors & semiconductor equipment company, followed by Sunrun, Inc., an electrical equipment company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Solar ETF — NAV Return	14.62%	-11.03%	9.53%
MAC Global Solar Energy Index (Net)	15.38%	-11.44%	9.11%
MSCI ACWI Index (Net)	22.35%	10.88%	12.58%
MSCI World Growth Index (Net)	17.05%	10.56%	15.24%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective after the close of business on May 18, 2018, Guggenheim Solar ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Solar ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$1,039,206,077
Total number of portfolio holdings	37
Total advisory fees paid	$6,626,781
Portfolio turnover rate	37%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
First Solar, Inc.	9.85%
Nextpower, Inc., Class A	8.78%
Enlight Renewable Energy Ltd.	7.19%
Enphase Energy, Inc.	6.53%
Doral Group Renewable Energy Resources Ltd.	4.67%
HA Sustainable Infrastructure Capital, Inc.	4.60%
GCL Technology Holdings Ltd.	4.04%
Sunrun, Inc.	3.78%
Clearway Energy, Inc., Class C	3.65%
SolarEdge Technologies, Inc.	3.49%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal investment strategies to reflect changes made to the Index methodology.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-TAN-AR
Invesco Solar ETF

Invesco Taxable Municipal Bond ETF
BAB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Taxable Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Taxable Municipal Bond ETF	$28	0.28%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in US taxable municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA US Taxable Municipal Securities Plus Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.57%, differed from the return of the Index, 2.88%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | California bonds, followed by New York bonds.
Positions | New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, 4.43% coupon, due 7/1/2031, and Ohio (County of), WV, Series 2019A, Ref. RB, 4.00%, due 3/1/2040 (no longer held at fiscal year-end).
What detracted from performance?
State Allocations | Utah bonds, followed by New Mexico bonds.
Positions | New York (City of), NY, Series 2025 E-1, GO Bonds, 5.37% coupon, due 10/1/2051, and New York (City of), NY, Series 2025 E-2, GO Bonds, 5.39% coupon, due 10/1/2055.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Taxable Municipal Bond ETF — NAV Return	2.57%	-1.13%	1.87%
Blended - ICE BofA US Taxable Municipal Securities Plus Index	2.88%	-0.78%	2.12%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA U.S. Corporate Index	2.06%	0.11%	2.42%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - ICE BofA US Taxable Municipal Securities Plus Index reflects the performance of the ICE BofA Build America Bond Index, the Fund's former underlying index, through May 31, 2017, followed by the performance of the Index thereafter.
- Prior to July 1, 2022, the Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$900,747,387
Total number of portfolio holdings	1,997
Total advisory fees paid	$2,818,363
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Illinois (State of), Series 2003, GO Bonds, 5.10%, 06/01/2033	1.57%
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	1.25%
California (State of), Series 2009, GO Bonds, 7.50%, 04/01/2034	0.93%
California (State of), Series 2010, GO Bonds, 7.60%, 11/01/2040	0.92%
California (State of), Series 2009, GO Bonds, 7.30%, 10/01/2039	0.75%
New Jersey (State of) Turnpike Authority, Series 2010 A, RB, 7.10%, 01/01/2041	0.75%
Texas Natural Gas Securitization Finance Corp., Series 2023 A-2, RB, 5.17%, 04/01/2041	0.66%
New Jersey (State of) Economic Development Authority, Series 1997 A, RB, 7.43%, 02/15/2029	0.59%
California (State of), Series 2010, GO Bonds, 7.63%, 03/01/2040	0.56%
Connecticut (State of), Series 2008 A, GO Bonds, 5.85%, 03/15/2032	0.56%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-BAB-AR
Invesco Taxable Municipal Bond ETF

Invesco U.S. Hybrid Bond ETF
HBRD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco U.S. Hybrid Bond ETF (the “Fund”) for the period February 23, 2026 (commencement of operations) to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco U.S. Hybrid Bond ETF	$21	0.40%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2026, U.S. hybrid bond returns were close to flat as they faced headwinds from higher rates, which were offset by tighter credit spreads and elevated income. Because the Fund primarily invests in U.S. hybrid bonds, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE USD Developed Markets Corporate Ex-Banks Hybrid Bond 4.85% Constrained Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period February 25, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, -0.17%, differed from the return of the Index, 0.15%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Utilities sector, followed by the energy sector.
Positions | AES Corp. (The), 7.60% coupon, due 1/15/2055, a utilities company, and Global Atlantic (Fin) Co., 7.95% coupon, due 10/15/2054, a financials company.
What detracted from performance?
Sector Allocations | Communication services sector.
Positions | Paramount Global, 6.38% coupon, due 3/30/2062, a communication services company (no longer held at period end), and Paramount Global, 6.25% coupon, due 2/28/2057, a communication services company (no longer held at period end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (2/25/26)
Invesco U.S. Hybrid Bond ETF — NAV Return	-0.17%
ICE USD Developed Markets Corporate Ex-Banks Hybrid Bond 4.85% Constrained Index	0.15%
Bloomberg U.S. Aggregate Bond Index	-1.64%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$14,513,852
Total number of portfolio holdings	190
Total advisory fees paid	$30,271
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
CVS Health Corp., 7.00%, 03/10/2055	1.45%
Meiji Yasuda Life Insurance Co., 6.10%, 06/11/2055	1.37%
Vodafone Group PLC, 7.00%, 04/04/2079	1.36%
Southern Co. (The), 6.38%, 03/15/2055	1.25%
Verizon Communications, Inc., 6.20%, 05/14/2056	1.24%
Verizon Communications, Inc., 6.05%, 05/14/2058	1.22%
Verizon Communications, Inc., 6.60%, 02/15/2059	1.21%
Meiji Yasuda Life Insurance Co., 5.80%, 09/11/2054	1.15%
Verizon Communications, Inc., 6.75%, 02/15/2057	1.06%
Nippon Life Insurance Co., 6.50%, 04/30/2055	0.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-HBRD-AR
Invesco U.S. Hybrid Bond ETF

Invesco Variable Rate Preferred ETF
VRP | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2026
This annual shareholder report contains important information about Invesco Variable Rate Preferred ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Variable Rate Preferred ETF	$51	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, floating-rate preferred securities benefited from higher yields and resilient fundamentals. Because the Fund primarily invests in floating-rate and fixed-to-floating rate preferred securities, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE Variable Rate Preferred & Hybrid Securities Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the components of the Index, as well as American depositary receipts ("ADRs") that represent securities in the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.66%, differed from the return of the Index, 5.20%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the oil, gas & consumable fuels industry.
Positions | Bank of America Corp., 6.63% coupon, a banks company, and Bank of America Corp., 6.25% coupon, a banks company.
What detracted from performance?
Industry Allocations | Media industry, followed by the chemicals industry.
Positions | FMC Corp., 8.45% coupon, due 11/1/2055, a chemicals company, and Paramount Global, 6.38% coupon, due 3/30/2062, a media company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Variable Rate Preferred ETF — NAV Return	4.66%	4.17%	4.82%
Blended - ICE Variable Rate Preferred & Hybrid Securities Index	5.20%	4.49%	5.09%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
S&P U.S. Preferred Stock Index	3.30%	1.53%	3.70%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- The Blended - ICE Variable Rate Preferred & Hybrid Securities Index reflects the performance of the WeIls Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index, the Fund's former underlying index, through June 30, 2021, followed by the performance of the Index thereafter.
- Prior to July 1, 2022, the Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, the Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2026)
Fund net assets	$3,018,189,161
Total number of portfolio holdings	362
Total advisory fees paid	$12,710,784
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Bank of America Corp., 6.63%,	1.05%
JPMorgan Chase & Co., Series OO, 6.50%,	1.04%
JPMorgan Chase & Co., Series PP, 6.10%,	1.03%
Citigroup, Inc., Series GG, 6.88%,	0.93%
JPMorgan Chase & Co., Series NN, 6.88%,	0.89%
Citigroup, Inc., 6.63%,	0.87%
Bank of America Corp., 6.25%,	0.87%
Goldman Sachs Group, Inc. (The), Series AA, 6.50%,	0.86%
BP Capital Markets PLC, 4.88%,	0.84%
CVS Health Corp., 7.00%, 03/10/2055	0.80%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
P-VRP-AR
Invesco Variable Rate Preferred ETF

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended August 31, 2026.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees (the "Board") has determined that the Registrant has four "audit committee financial experts" serving on its audit committee: Mr. Marc M. Kole, Ms. Joanne Pace, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these audit committee members is "independent," meaning that he/she is not an "interested person" of the Registrant (as that term is defined in Section 2(a)(19) of the Act) and he/she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his/her capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board.

Item 4. Principal Accountant Fees and Services.

(a)	to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for pre-approved services rendered to the Registrant for the last two fiscal years as shown in the following table.  The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2026	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025
Audit Fees	$ 1,113,250	$ 1,031,120
Audit-Related Fees(1)	$ 30,000	$ 0
Tax Fees(2)	$ 765,727	$ 747,720
All Other Fees	$ 0	$ 0
Total Fees	$ 1,908,977	$ 1,778,840

(1)	Audit-Related Fees for the fiscal year ended 2026 include fees billed for reviewing regulatory filings.

(2)

Tax Fees for the fiscal years ended 2026 and 2025 include fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax, year-to-date estimates for various book-to-tax differences and other tax services.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2026 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 591,000	$ 1,177,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 591,000	$ 1,177,000

(1)	Audit-Related Fees for the fiscal years ended 2026 and 2025 include fees billed related to reviewing controls at a service organization.

(e)(1)Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:
a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.

Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and
3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any service or product provided for a contingent fee or a commission
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance
•	Tax services for persons in financial reporting oversight roles at the Fund
•	Any other service that the Public Company Accounting Oversight Board determines by regulation is impermissible.
(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $6,841,000 for the fiscal year ended August 31, 2026 and $6,681,000 for the fiscal year ended August 31, 2025 for non-audit services not required to be pre-approved by the Registrant’s Audit Committee. In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $8,197,727 for the fiscal year ended August 31, 2026 and $8,605,720 for the fiscal year ended August 31, 2025.
(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule 2-01(f)(14) of Regulation S-X, of approximately $35 million and non-audit services of approximately $27 million for the fiscal year ended 2026. The Audit Committee considered this information in evaluating PwC’s independence.

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Darius Gill, Marc M. Kole, Joanne Pace, Gary R. Wicker, and Donald H. Wilson.
(b) Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Invesco Annual Financial Statements and Other Information
August 31, 2026
IFLN	Invesco Bloomberg Enhanced Fallen Angels ETF
PWZ	Invesco California AMT-Free Municipal Bond ETF
PCEF	Invesco CEF Income Composite ETF
GOVI	Invesco Equal Weight 0-30 Year Treasury ETF
PVI	Invesco Floating Rate Municipal Income ETF
PFIG	Invesco Fundamental Investment Grade Corporate Bond ETF
TROT	Invesco MSCI Treasury Duration Rotation ETF
PZA	Invesco National AMT-Free Municipal Bond ETF
PZT	Invesco New York AMT-Free Municipal Bond ETF
PGX	Invesco Preferred ETF
TBLL	Invesco Short Term Treasury ETF
BAB	Invesco Taxable Municipal Bond ETF
HBRD	Invesco U.S. Hybrid Bond ETF
VRP	Invesco Variable Rate Preferred ETF

2

Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-93.90%
Aerospace & Defense-0.93%
Bombardier, Inc. (Canada), 7.45%, 05/01/2034(b)(c)	$2,543,000	$2,791,547
Air Freight & Logistics-0.52%
XPO CNW, Inc., 6.70%, 05/01/2034(c)	1,496,000	1,558,976
Automobile Components-2.90%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(d)	4,987,000	5,026,574
United Rentals (North America), Inc., 3.88%, 11/15/2027	3,740,000	3,699,821
		8,726,395
Automobiles-4.66%
Nissan Motor Acceptance Co. LLC
5.30%, 09/13/2027(b)	792,000	790,164
2.75%, 03/09/2028(b)	1,186,000	1,133,582
2.45%, 09/15/2028(b)	692,000	645,374
7.05%, 09/15/2028(b)	1,384,000	1,412,084
5.55%, 09/13/2029(b)	594,000	578,275
Nissan Motor Co. Ltd. (Japan)
4.35%, 09/17/2027(b)	4,944,000	4,892,421
4.81%, 09/17/2030(b)	4,944,000	4,601,411
		14,053,311
Broadline Retail-4.67%
Kohl’s Corp.
5.13%, 05/01/2031(c)	1,901,000	1,716,776
5.55%, 07/17/2045	2,128,000	1,451,902
Macy’s Retail Holdings LLC, 4.50%, 12/15/2034	1,828,000	1,624,547
Nordstrom, Inc.
6.95%, 03/15/2028	1,496,000	1,525,153
4.38%, 04/01/2030	2,494,000	2,373,060
4.25%, 08/01/2031	2,117,000	1,958,008
5.00%, 01/15/2044	4,815,000	3,428,499
		14,077,945
Capital Markets-5.79%
BlackRock TCP Capital Corp., 6.95%, 05/30/2029(c)	3,242,000	3,238,402
FS KKR Capital Corp.
3.13%, 10/12/2028(c)	3,809,000	3,602,297
7.88%, 01/15/2029(c)	2,032,000	2,090,820
6.88%, 08/15/2029(c)	3,047,000	3,072,128
6.13%, 01/15/2030(c)	3,553,999	3,485,321
6.13%, 01/15/2031	2,031,000	1,974,581
		17,463,549
Chemicals-15.56%
Celanese US Holdings LLC
7.35%, 11/15/2028(c)	2,222,000	2,309,105
7.33%, 07/15/2029(c)	2,234,000	2,329,668
7.55%, 11/15/2030(c)	2,978,000	3,153,416
7.38%, 07/15/2032(c)	2,978,000	3,119,724
7.70%, 11/15/2033(c)	2,978,000	3,179,877
	Principal Amount	Value
Chemicals-(continued)
FMC Corp.
3.45%, 10/01/2029(c)	$4,269,000	$3,963,666
5.65%, 05/18/2033(c)	4,269,000	3,913,264
4.50%, 10/01/2049(c)	4,269,000	2,804,519
6.38%, 05/18/2053(c)	4,269,000	3,375,763
Huntsman International LLC
4.50%, 05/01/2029	7,480,000	7,241,134
2.95%, 06/15/2031	3,989,000	3,469,406
5.70%, 10/15/2034(c)	3,490,000	3,244,276
Methanex Corp. (Canada)
5.25%, 12/15/2029(c)	3,490,900	3,471,693
5.65%, 12/01/2044	1,496,000	1,330,448
		46,905,959
Commercial Services & Supplies-3.36%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	9,974,000	10,139,924
Construction & Engineering-0.82%
Fluor Corp., 4.25%, 09/15/2028(c)	2,523,000	2,481,234
Consumer Finance-0.85%
Navient Corp., 5.63%, 08/01/2033(c)	2,962,000	2,557,491
Containers & Packaging-0.73%
Sealed Air Corp., 6.88%, 07/15/2033(b)	2,244,000	2,194,238
Diversified Telecommunication Services-3.55%
Telecom Italia Capital S.A. (Italy)
6.38%, 11/15/2033	2,490,000	2,588,044
6.00%, 09/30/2034(c)	2,494,000	2,537,008
7.20%, 07/18/2036	2,494,000	2,732,169
7.72%, 06/04/2038	2,494,000	2,840,362
		10,697,583
Electric Utilities-2.81%
PacifiCorp, 7.38%, 09/15/2055(d)	8,479,000	8,474,200
Electronic Equipment, Instruments & Components-0.36%
Crane NXT Co., 4.20%, 03/15/2048	1,745,000	1,086,839
Entertainment-0.84%
Discovery Global Holdings, Inc., 4.28%, 03/15/2032	3,039,000	2,523,541
Financial Services-2.53%
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/2029(b)	4,987,000	4,539,138
4.63%, 04/06/2031(b)	1,745,000	1,481,220
Vornado Realty L.P., 3.40%, 06/01/2031(c)	1,745,000	1,592,652
		7,613,010
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)—(continued)
August 31, 2026
	Principal Amount	Value
Health Care Providers & Services-5.60%
Centene Corp.
4.25%, 12/15/2027(c)	$658,000	$653,783
2.45%, 07/15/2028	2,499,000	2,382,697
4.63%, 12/15/2029	4,053,000	3,952,040
3.38%, 02/15/2030	2,313,000	2,149,839
3.00%, 10/15/2030	2,547,000	2,299,913
2.50%, 03/01/2031	2,547,000	2,224,296
2.63%, 08/01/2031(c)	1,505,000	1,309,796
Tenet Healthcare Corp., 6.88%, 11/15/2031(c)	1,803,000	1,916,426
		16,888,790
Hotels, Restaurants & Leisure-0.58%
Yum! Brands, Inc., 6.88%, 11/15/2037	1,621,000	1,738,483
Household Durables-4.66%
Whirlpool Corp.
4.75%, 02/26/2029(c)	4,526,000	4,296,733
2.40%, 05/15/2031(c)	1,940,000	1,466,708
4.70%, 05/14/2032(c)	1,940,000	1,549,943
5.50%, 03/01/2033(c)	1,940,000	1,547,222
5.75%, 03/01/2034(c)	1,939,000	1,511,361
4.50%, 06/01/2046	3,233,000	1,829,982
4.60%, 05/15/2050	3,233,000	1,833,432
		14,035,381
Independent Power and Renewable Electricity Producers-0.48%
TransAlta Corp. (Canada), 6.50%, 03/15/2040	1,496,000	1,437,142
Insurance-1.18%
MBIA, Inc., 5.70%, 12/01/2034(c)	1,641,000	1,661,071
Wilton RE Ltd., 6.00%(b)(d)(e)	1,995,000	1,881,449
		3,542,520
Media-6.59%
Paramount Global
3.38%, 02/15/2028(c)	724,000	707,830
3.70%, 06/01/2028	715,000	696,381
4.20%, 06/01/2029	724,000	695,124
7.88%, 07/30/2030	1,196,000	1,258,237
4.95%, 01/15/2031	1,809,000	1,687,869
4.20%, 05/19/2032	1,447,000	1,260,017
5.50%, 05/15/2033	623,000	556,938
6.88%, 04/30/2036(c)	1,563,000	1,452,955
5.90%, 10/15/2040	434,000	324,265
4.85%, 07/01/2042	724,000	479,991
4.38%, 03/15/2043	2,093,000	1,321,756
5.85%, 09/01/2043(c)	1,809,000	1,318,552
5.25%, 04/01/2044	503,000	332,380
4.90%, 08/15/2044	796,000	511,432
4.60%, 01/15/2045	868,000	540,152
4.95%, 05/19/2050	1,447,000	904,638
SES Americom Inc. (Luxembourg), 5.30%, 03/25/2044(b)	8,076,000	5,828,248
		19,876,765
Metals & Mining-0.80%
Alcoa Nederland Holding B.V., 4.13%, 03/31/2029(b)(c)	2,494,000	2,414,034
	Principal Amount	Value
Office REITs-4.38%
Brandywine Operating Partnership L.P.
3.95%, 11/15/2027	$2,244,000	$2,202,327
8.30%, 03/15/2028	1,496,000	1,552,306
4.55%, 10/01/2029(c)	1,745,000	1,642,904
Hudson Pacific Properties L.P.
3.95%, 11/01/2027	1,995,000	1,945,787
5.95%, 02/15/2028(c)	1,745,000	1,733,541
4.65%, 04/01/2029(c)	2,494,000	2,364,249
3.25%, 01/15/2030(c)	1,995,000	1,769,647
		13,210,761
Oil, Gas & Consumable Fuels-4.45%
Buckeye Partners L.P.
4.13%, 12/01/2027	1,995,000	1,965,044
5.85%, 11/15/2043	1,995,000	1,776,713
5.60%, 10/15/2044	1,496,000	1,289,508
Murphy Oil Corp., 5.88%, 12/01/2042	1,694,000	1,476,993
Rockies Express Pipeline LLC
4.95%, 07/15/2029(b)	2,743,000	2,713,593
4.80%, 05/15/2030(b)	1,745,000	1,695,771
6.88%, 04/15/2040(b)	2,494,000	2,499,919
		13,417,541
Personal Care Products-4.74%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029(b)	3,372,000	3,297,188
6.63%, 07/15/2030(b)(c)	5,057,000	5,070,609
5.60%, 01/15/2031(b)(c)	6,069,000	5,905,292
		14,273,089
Pharmaceuticals-1.58%
Perrigo Finance Unlimited Co.
5.15%, 06/15/2030(c)	3,740,000	3,612,150
4.90%, 12/15/2044	1,515,000	1,152,959
		4,765,109
Specialty Retail-2.34%
Advance Auto Parts, Inc.
1.75%, 10/01/2027(c)	1,745,000	1,679,577
5.95%, 03/09/2028(c)	1,496,000	1,508,095
3.90%, 04/15/2030(c)	2,493,000	2,343,359
3.50%, 03/15/2032	1,745,000	1,517,282
		7,048,313
Textiles, Apparel & Luxury Goods-2.25%
VF Corp., 2.95%, 04/23/2030(c)	7,481,000	6,793,193
Wireless Telecommunication Services-3.39%
Vodafone Group PLC (United Kingdom), 7.00%, 04/04/2079(d)	9,974,000	10,224,081
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-93.90% (Cost $288,207,161)		283,010,944
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)—(continued)
August 31, 2026
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.48%
Invesco Private Government Fund, 3.73%(f)(g)(h)	22,905,763	$22,905,763
Invesco Private Prime Fund, 3.82%(f)(g)(h)	59,926,310	59,938,295
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $82,839,623)		82,844,058
TOTAL INVESTMENTS IN SECURITIES-121.38% (Cost $371,046,784)		365,855,002
OTHER ASSETS LESS LIABILITIES-(21.38)%		(64,447,924)
NET ASSETS-100.00%		$301,407,078

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $66,505,481, which represented 22.07% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,611,269	$34,515,325	$(40,126,594)	$-	$-	$-	$60,943
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,830,272	146,058,847	(154,983,356)	-	-	22,905,763	1,046,828 *
Invesco Private Prime Fund	83,364,812	266,356,071	(289,774,578)	339	(8,349)	59,938,295	2,838,520 *
Total	$120,806,353	$446,930,243	$(484,884,528)	$339	$(8,349)	$82,844,058	$3,946,291

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco California AMT-Free Municipal Bond ETF (PWZ)
August 31, 2026
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.40%
California-97.72%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGI)(a)	5.00%	10/01/2052	$1,570	$1,590,808
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	630	659,561
Alameda County Fire Department, Series 2025, GO Bonds	5.25%	06/01/2055	500	528,309
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	415	430,941
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	945	849,822
Alameda Unified School District (Election of 2022), Series 2026 C, GO Bonds	5.00%	08/01/2055	250	260,482
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	1,150	1,178,833
Anaheim (City of), CA (Election of 2016), Series 2023 B, GO Bonds, (INS - BAM)(a)	4.25%	08/01/2053	40	37,936
Anaheim Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2050	380	373,819
Anaheim Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.63%	08/01/2052	135	134,655
Antioch Unified School District (Election of 2024), Series 2024 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	50	44,227
Bay Area Toll Authority, Series 2023 A, VRD Ref. RB, (LOC - Barclays Bank PLC)(b)(c)	2.35%	04/01/2055	1,000	1,000,000
Bay Area Toll Authority, Series 2023 B, Ref. VRD RB, (LOC - Barclays Bank PLC)(b)(c)	2.25%	04/01/2055	1,000	1,000,000
Bay Area Toll Authority, Series 2024, VRD Ref. RB, (LOC - TD Bank, N.A.)(b)(c)	2.35%	04/01/2059	1,000	1,000,000
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2048	1,350	1,417,969
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2053	850	880,226
Bay Area Toll Authority, Series 2026 F-1, Ref. RB	5.00%	04/01/2042	130	145,755
Bay Area Toll Authority, Series 2026 F-1, Ref. RB	5.00%	04/01/2043	750	839,469
Bay Area Toll Authority, Series 2026 F-1, Ref. RB	5.00%	04/01/2044	750	836,836
Bay Area Toll Authority, Series 2026, RB	5.00%	04/01/2046	110	117,057
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	225	239,150
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	670	710,151
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	255	274,168
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2044	195	208,878
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2045	35	37,378
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2047	20	21,132
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	1,005	890,525
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,625	3,409,432
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	2,575	2,388,369
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2049	555	505,260
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB	3.00%	04/01/2054	2,100	1,460,436
Bay Area Toll Authority (San Francisco Bay Area), Series 2021 F-2, Ref. RB	2.60%	04/01/2056	5,065	3,195,530
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	1,830	1,878,472
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.25%	04/01/2054	615	640,667
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-2, RB	4.13%	04/01/2054	550	507,006
Benicia Unified School District (Election of 2004), Series 2026 B, GO Bonds	5.00%	08/01/2055	350	359,837
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	380	302,297
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	1,400	1,453,825
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	365	373,924
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2053	35	35,581
Burbank Unified School District (Election of 2024), Series 2025, GO Bonds	5.00%	08/01/2054	225	232,520
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGI)(a)	4.00%	07/01/2054	400	363,188
Butte-Glenn Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2050	405	420,243
Calexico (City of), CA, Series 2022, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2052	25	17,358
California (State of), Series 2013, GO Bonds	4.00%	02/01/2043	380	366,312
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	280	269,844
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	1,085	1,041,383
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	470	451,295
California (State of), Series 2015, GO Bonds	4.00%	08/01/2045	250	239,897
California (State of), Series 2016, GO Bonds(d)(e)	5.00%	10/05/2026	900	901,377
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	915	877,945
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	1,325	1,327,178
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	1,265	978,236
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	195	184,939
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	$1,620	$1,621,220
California (State of), Series 2017, GO Bonds	4.00%	11/01/2047	480	451,147
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	2,755	2,797,998
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	770	667,645
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	465	446,372
California (State of), Series 2019, GO Bonds	3.25%	04/01/2045	540	443,018
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	710	732,440
California (State of), Series 2019, GO Bonds	4.00%	04/01/2049	20	18,571
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,200	1,229,718
California (State of), Series 2019, GO Bonds	3.00%	10/01/2049	605	453,904
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	290	241,667
California (State of), Series 2020, GO Bonds	2.25%	11/01/2043	60	42,283
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	1,170	1,122,294
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	1,600	1,239,653
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,260	1,203,981
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	580	554,214
California (State of), Series 2020, GO Bonds	2.50%	03/01/2050	40	26,445
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	420	312,003
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,500	1,857,160
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	1,585	1,480,923
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	1,640	1,213,352
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	370	341,468
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	580	416,240
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	322,135
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	425	445,530
California (State of), Series 2021, GO Bonds	2.38%	10/01/2046	35	23,750
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	635	489,372
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	380	395,142
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	465	309,122
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	320	239,831
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,100	2,230,193
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	1,925	1,892,210
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	965	1,020,212
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	1,250	1,293,710
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	560	567,452
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	345	360,044
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	875	911,373
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	1,545	1,635,517
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	1,630	1,541,620
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	2,520	1,848,584
California (State of), Series 2022, GO Bonds	4.25%	09/01/2052	770	741,610
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	1,180	1,221,270
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	965	937,598
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,555	1,578,033
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	995	1,049,367
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	1,730	1,680,005
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	1,595	1,687,989
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	195	198,578
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,875	1,986,901
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,665	1,755,109
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	1,125	1,203,332
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,395	1,302,241
California (State of), Series 2023, GO Bonds	5.25%	10/01/2050	830	873,656
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	2,965	3,127,206
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	385	373,822
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	1,330	1,374,479
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	1,955	2,075,150
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	3,400	3,290,609
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	$2,820	$2,992,806
California (State of), Series 2024, GO Bonds	5.00%	09/01/2043	160	168,920
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	700	751,419
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	895	942,348
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	305	321,135
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	390	371,469
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,450	2,550,661
California (State of), Series 2024, GO Bonds	4.00%	08/01/2049	1,500	1,417,967
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	390	405,478
California (State of), Series 2024, GO Bonds	4.00%	09/01/2052	965	892,633
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,640	1,691,129
California (State of), Series 2024, GO Bonds	4.00%	08/01/2054	395	359,236
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	380	399,320
California (State of), Series 2024, GO Bonds	5.50%	08/01/2054	390	417,877
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2043	10	9,678
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	1,550	1,636,413
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2044	385	371,536
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	545	575,168
California (State of), Series 2025, GO Bonds	5.00%	03/01/2042	540	576,550
California (State of), Series 2025, GO Bonds	5.00%	08/01/2042	545	583,375
California (State of), Series 2025, GO Bonds	5.00%	03/01/2043	575	610,636
California (State of), Series 2025, GO Bonds	5.00%	08/01/2043	625	665,287
California (State of), Series 2025, GO Bonds	5.00%	11/01/2043	25	26,497
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	2,380	2,519,941
California (State of), Series 2025, GO Bonds	5.00%	08/01/2044	525	557,103
California (State of), Series 2025, GO Bonds	5.00%	08/01/2045	1,440	1,523,303
California (State of), Series 2025, GO Bonds	5.00%	11/01/2045	410	432,035
California (State of), Series 2025, GO Bonds	4.13%	03/01/2049	180	173,466
California (State of), Series 2025, GO Bonds	5.00%	03/01/2049	2,600	2,709,576
California (State of), Series 2025, GO Bonds	5.00%	08/01/2050	1,070	1,113,465
California (State of), Series 2025, GO Bonds	5.00%	11/01/2050	575	596,711
California (State of), Series 2025, GO Bonds	5.00%	03/01/2055	3,700	3,823,819
California (State of), Series 2025, GO Bonds	5.25%	08/01/2055	215	227,028
California (State of), Series 2025, Ref. GO Bonds	4.13%	03/01/2045	700	683,215
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2045	885	934,235
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2045	1,430	1,512,725
California (State of), Series 2026, GO Bonds	5.00%	10/01/2042	800	859,789
California (State of), Series 2026, GO Bonds(f)	5.00%	08/01/2043	570	610,071
California (State of), Series 2026, GO Bonds	5.00%	10/01/2043	900	961,561
California (State of), Series 2026, GO Bonds	5.00%	10/01/2044	1,205	1,283,181
California (State of), Series 2026, GO Bonds	5.00%	10/01/2045	435	461,697
California (State of), Series 2026, GO Bonds(f)	5.00%	08/01/2046	550	582,594
California (State of), Series 2026, GO Bonds	5.00%	10/01/2046	600	634,603
California (State of), Series 2026, GO Bonds	5.00%	10/01/2048	550	577,663
California (State of), Series 2026, GO Bonds(f)	5.00%	08/01/2050	515	537,786
California (State of), Series 2026, GO Bonds	4.13%	10/01/2051	350	332,755
California (State of), Series 2026, GO Bonds	5.25%	10/01/2051	2,700	2,874,972
California (State of), Series 2026, GO Bonds(f)	5.00%	08/01/2053	550	571,526
California (State of), Series 2026, GO Bonds(f)	5.00%	08/01/2056	500	517,178
California (State of), Series 2026, GO Bonds	5.00%	10/01/2056	2,335	2,413,105
California (State of), Series 2026, Ref. GO Bonds(f)	4.25%	08/01/2046	450	442,838
California (State of), Series 2026, Ref. GO Bonds(f)	5.00%	08/01/2046	550	582,594
California (State of), Series 2026, Ref. GO Bonds	5.00%	10/01/2047	1,400	1,475,434
California (State of) (Bid Group A), Series 2018, GO Bonds	5.00%	10/01/2048	2,200	2,250,467
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2053	10	10,005
California (State of) Department of Water Resources (Central Valley), Series 2026 A, RB	5.00%	12/01/2051	1,020	1,066,587
California (State of) Department of Water Resources (Central Valley), Series 2026 A, RB	5.00%	12/01/2056	2,050	2,122,847
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Educational Facilities Authority (Art Center College of Design), Series 2018 A, Ref. RB	5.00%	12/01/2044	$745	$735,353
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	160	145,593
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2047	130	126,008
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB	5.00%	10/01/2055	5,750	5,974,630
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB	5.00%	06/01/2043	3,555	4,023,002
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-4, RB	5.00%	06/01/2043	490	553,861
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	4,025	4,535,552
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	2,660	2,973,215
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	5,420	5,947,093
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	2,150	2,347,680
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	3,750	2,385,753
California (State of) Educational Facilities Authority (university of Pacific), Series 2025, RB	5.00%	11/01/2055	195	198,681
California (State of) Educational Facilities Authority (University of Redlands), Series 2022 A, RB	5.00%	10/01/2052	570	540,566
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2048	25	24,092
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	1,550	1,467,792
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	1,795	1,588,033
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	1,070	1,123,501
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	530	536,117
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	1,380	1,435,687
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	2,170	2,294,807
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	1,415	1,268,251
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2024, RB	5.25%	12/01/2044	120	124,006
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	2,275	2,398,132
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	2,300	1,626,882
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	7,920	7,371,301
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2021, Ref. RB	2.13%	11/01/2041	1,170	807,121
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	415	425,871
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	1,345	1,180,528
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	5.00%	11/15/2049	1,970	1,970,599
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	1,295	1,189,574
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2045	1,530	1,399,962
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	770	803,178
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2020, Ref. RB	4.00%	04/01/2049	2,525	2,258,012
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2024 A, RB	5.00%	12/01/2054	1,225	1,240,336
California (State of) Health Facilities Financing Authority (El Camino Health), Series 2025 A, Ref. RB	5.25%	02/01/2048	1,030	1,094,066
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (EL Camino Health), Series 2025 C, Ref. RB, VRD, (LOC - U.S. Bank, N.A.)(b)(c)	2.40%	02/01/2055	$1,000	$1,000,000
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	785	733,820
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	400	401,650
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.13%	02/01/2047	275	256,289
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2047	525	527,418
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	11,130	10,436,932
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	3,605	3,845,426
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2051	195	172,916
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	1,800	1,807,271
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	1,850	1,652,336
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	1,075	1,017,980
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, Ref. RB	3.00%	06/01/2047	810	616,029
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, Ref. RB	4.00%	06/01/2050	1,145	985,978
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,200	1,200,349
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	4,345	3,109,899
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	2,100	1,842,176
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	1,180	949,755
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	860	903,933
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2042	1,510	1,579,183
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	830	865,134
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	840	872,336
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	950	951,219
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	2,250	2,076,288
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2025 A, Ref. RB	5.25%	08/15/2054	1,400	1,472,499
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(d)(e)	5.00%	11/15/2026	1,045	1,050,307
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	2,075	1,955,486
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	1,425	1,249,180
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	1,345	1,357,859
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	1,900	1,762,946
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB	5.00%	11/15/2042	730	782,298
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB	5.00%	11/15/2043	770	821,953
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB	5.00%	11/15/2044	1,700	1,807,276
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB	5.00%	11/15/2045	1,500	1,588,265
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB	5.00%	11/15/2046	750	789,941
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB	5.25%	11/15/2049	700	741,931
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB	4.50%	11/15/2051	2,200	2,122,620
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB	5.50%	11/15/2052	1,790	1,925,098
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB	5.00%	11/15/2056	5,205	5,260,369
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.25%	12/01/2043	250	259,879
California (State of) Health Facilities Financing Authority(Providence Health), Series 2014 B, RB	4.25%	10/01/2044	25	22,856
California (State of) Infrastructure & Economic Development Bank, Series 2025, RB	4.00%	10/01/2045	35	34,118
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2026, RB	5.00%	07/01/2056	1,750	1,788,727
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2026, RB	5.50%	07/01/2056	$1,655	$1,762,836
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group) (Green Bonds), Series 2015, Ref. RB	4.00%	11/01/2045	1,945	1,797,001
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	1,055	1,055,704
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024, RB	5.25%	07/01/2049	1,260	1,272,082
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,235	1,262,521
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,460	1,484,102
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2043	370	376,769
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2041	35	35,078
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	220	219,816
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2043	1,460	1,446,638
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2044	1,090	1,069,725
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2045	1,100	1,072,272
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2047	525	502,186
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2046	405	374,692
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2051	65	57,399
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	675	705,331
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	55	56,847
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	1,625	1,138,369
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,475	1,308,916
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	360	364,592
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	855	869,903
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	1,175	1,189,348
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	650	655,438
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.00%	05/15/2050	690	713,987
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	4.50%	05/15/2055	1,470	1,430,293
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.25%	05/15/2059	1,515	1,580,053
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	5.00%	10/01/2042	15	16,320
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	4.00%	10/01/2044	390	382,746
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	885	891,646
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	260	231,161
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	$165	$146,698
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	1,700	1,343,155
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	3.00%	02/01/2046	690	513,465
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	4.00%	02/01/2051	1,500	1,263,101
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,380	1,258,605
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,200	1,201,054
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	1,475	1,452,683
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,100	1,100,469
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	4.00%	07/01/2047	370	312,030
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	1,000	914,455
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	680	492,836
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	435	304,886
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	840	840,391
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2021, RB	4.00%	10/01/2049	715	606,568
California (State of) Municipal Finance Authority (Inland Regional Center), Series 2015, Ref. RB	5.00%	06/15/2045	200	200,059
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	485	491,892
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	630	627,291
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	735	685,425
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	481,734
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,008,873
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018 A, RB	5.00%	06/01/2048	15	15,242
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	475	485,863
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	2,375	2,328,499
California (State of) Municipal Finance Authority (Samuel Merritt University), Series 2022, RB	5.25%	06/01/2053	750	764,551
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization), Series 2026, RB	5.25%	09/01/2051	1,200	1,247,681
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization), Series 2026, RB	5.50%	09/01/2056	1,555	1,643,644
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization), Series 2026, RB	5.00%	09/01/2060	430	433,641
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization), Series 2026, RB	5.50%	09/01/2060	1,000	1,053,878
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	515	527,643
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2054	475	482,241
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	665	655,470
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2052	755	731,691
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	865	865,898
California (State of) Municipal Finance Authority (William Jessup University), Series 2026, RB	5.25%	09/01/2055	175	173,723
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(g)	5.00%	11/21/2045	1,000	1,012,179
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	1,000	963,965
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	$610	$631,573
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,920	1,742,237
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022, VRD RB(b)	2.35%	07/15/2062	1,000	1,000,000
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	1,335	1,210,919
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	625	630,333
California (State of) Public Finance Authority (Sharp Healthcare), Series 2024 C, VRD RB, (LOC - Royal Bank of Canada)(b)(c)	2.35%	08/01/2054	1,000	1,000,000
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2044	520	534,963
California (State of) Public Works Board, Series 2021 B, RB	4.00%	05/01/2046	1,910	1,795,589
California (State of) Public Works Board, Series 2025 A, RB	5.25%	04/01/2042	35	38,122
California (State of) Public Works Board, Series 2025 A, RB	5.00%	04/01/2043	990	1,053,294
California (State of) Public Works Board, Series 2025 A, RB	5.00%	04/01/2044	505	534,918
California (State of) Public Works Board, Series 2025 A, RB	5.00%	04/01/2050	2,615	2,706,627
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2042	445	477,757
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2043	500	533,751
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2044	430	456,892
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2045	395	418,368
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2046	445	468,704
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2047	445	467,427
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2050	1,600	1,659,116
California (State of) Public Works Board, Series 2025, RB	5.00%	04/01/2045	85	89,764
California (State of) Public Works Board, Series 2026 A, RB	5.00%	09/01/2049	365	379,471
California (State of) Public Works Board, Series 2026 A, RB	5.00%	09/01/2050	365	378,309
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	1,325	1,244,379
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	1,245	1,291,915
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2042	550	584,514
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	785	830,199
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	975	1,027,034
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,055	1,108,279
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	4,100	4,238,224
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018 A, Ref. RB	5.00%	03/01/2048	1,765	1,766,313
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	410	344,079
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2021, Ref. RB	3.00%	04/01/2051	1,780	1,222,769
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	1,450	1,325,077
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	684,047
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGI)(a)	5.25%	08/15/2052	1,000	1,000,453
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	465	461,142
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,055	791,450
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	2.50%	04/01/2051	345	214,460
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	300	248,157
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	1,700	1,531,779
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	5.00%	07/01/2048	600	606,153
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	1,635	1,467,225
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,940	1,763,252
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	$1,125	$968,010
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	880	867,302
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	400	331,278
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	275	264,655
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	1,000	1,026,301
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	1,655	1,710,418
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	185	164,155
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	875	846,564
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2043	15	15,176
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	1,140	1,148,316
California (State of) Statewide Communities Development Authority (Redlands Community Hospital), Series 2016, Ref. RB	5.00%	10/01/2046	345	345,199
California (State of) Statewide Communities Development Authority (Sequoia Living), Series 2025 A, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	07/01/2055	730	718,837
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	500	500,293
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	675	625,718
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	1,365	1,252,588
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	1,685	1,699,422
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	1,615	1,625,248
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	35	35,931
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	1,030	1,047,434
California State University, Series 2019 A, RB	5.00%	11/01/2044	85	87,599
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,019,856
California State University, Series 2020 C, RB	4.00%	11/01/2045	1,895	1,827,325
California State University, Series 2020 C, RB	3.00%	11/01/2051	2,455	1,758,247
California State University, Series 2023 A, RB	5.25%	11/01/2048	945	1,003,878
California State University, Series 2023 A, RB	5.25%	11/01/2053	1,675	1,765,228
California State University, Series 2024 A, RB	5.50%	11/01/2045	430	473,136
California State University, Series 2024 A, RB	5.50%	11/01/2046	1,280	1,399,486
California State University, Series 2024 A, RB	4.00%	11/01/2049	755	708,202
California State University, Series 2024 A, RB	5.50%	11/01/2049	215	232,438
California State University, Series 2024 A, RB	4.00%	11/01/2055	745	684,629
California State University, Series 2024 A, RB	5.50%	11/01/2055	2,925	3,137,027
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2041	720	782,662
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2042	705	763,641
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2043	1,650	1,778,373
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2044	1,025	1,098,788
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2045	960	1,025,832
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2046	635	673,769
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2050	2,940	3,132,884
California State University, Series 2025 A, Ref. RB	4.63%	11/01/2056	1,790	1,804,591
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2056	3,000	3,168,526
California State University, Series 2026 A, Ref. RB	5.00%	11/01/2042	500	545,299
California State University, Series 2026 A, Ref. RB	5.00%	11/01/2043	500	542,358
California State University, Series 2026 A, Ref. RB	5.00%	11/01/2044	450	485,263
California State University, Series 2026 A, Ref. RB	5.00%	11/01/2045	475	510,451
California State University, Series 2026 A, Ref. RB	5.00%	11/01/2051	1,250	1,308,480
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2026 A, Ref. RB	5.00%	11/01/2057	$2,760	$2,861,243
Carlsbad Unified School District (Election of 2018), Series 2019 A, GO Bonds	3.13%	08/01/2048	60	45,659
Carlsbad Unified School District (Election of 2018), Series 2025 C, GO Bonds	4.00%	08/01/2050	510	481,960
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	220	199,019
Cerritos Community College District (Election of 2012), Series 2019 C, GO Bonds	3.00%	08/01/2044	95	75,131
Cerritos Community College District (Election of 2022), Series 2024 A, GO Bonds	4.00%	08/01/2049	80	74,076
Cerritos Community College District (Election of 2022), Series 2026 B, GO Bonds	5.00%	08/01/2051	1,705	1,809,965
Cerritos Community College District (Election of 2022), Series 2026 B, GO Bonds	5.00%	08/01/2056	1,350	1,417,286
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,345	1,246,786
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.25%	08/01/2048	1,250	1,323,261
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2043	370	402,304
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2044	425	459,088
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2045	370	398,321
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2046	260	278,239
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2047	425	452,070
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2048	355	375,406
Chaffey Community College District (Election of 2018), Series 2024 B-1, GO Bonds	5.50%	06/01/2049	395	427,592
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	580	580,254
Chaffey Joint Union High School District (Election of 2012), Series 2017, C GO Bonds	5.25%	08/01/2047	95	95,418
Chaffey Joint Union High School District (Election of 2012), Series 2019 D, GO Bonds	4.00%	08/01/2049	1,015	926,512
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	4.00%	08/01/2052	1,350	1,216,603
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	535	555,287
Chaffey Joint Union High School District (Election of 2012), Series 2024 H, GO Bonds	4.00%	08/01/2054	415	369,964
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	1,305	1,218,393
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	1,500	1,174,262
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	1,405	1,427,323
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	670	594,052
Chino Valley Unified School District (Election of 2016), Series 2024 D, GO Bonds	5.00%	08/01/2055	1,125	1,154,426
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	1,365	1,425,667
Clovis Unified School District (Election of 2004), Series 2026 B, GO Bonds(f)	4.25%	08/01/2051	550	522,165
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	195	200,592
Clovis Unified School District (Election of 2020), Series 2024 C, GO Bonds	4.00%	08/01/2048	2,235	2,103,412
Clovis Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	750	772,824
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	1,515	1,422,797
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2046	100	100,039
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds	4.00%	08/01/2042	190	177,331
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2054	790	806,559
Colton Joint Unified School District, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2055	1,095	1,123,641
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	1,935	1,740,898
Compton Unified School District, Series 2026 B, GO Bonds(f)	5.00%	07/01/2051	400	411,462
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	1,210	1,122,262
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	20	18,334
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	1,750	1,592,172
Corona-Norco Unified School District (Election of 2014), Series 2026 D, GO Bonds	5.00%	08/01/2049	350	366,118
Cupertino Union School District, Series 2025 A, GO Bonds	5.75%	08/01/2050	1,000	1,125,914
Del Mar Union School District (Election of 2018), Series 2022 B, GO Bonds	4.00%	08/01/2046	705	688,299
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	925	842,577
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	1,335	1,223,906
Desert Community College District (Election of 2016), Series 2026, GO Bonds	5.00%	08/01/2051	1,035	1,081,684
Desert Sands Unified School District (Election Of 2014), Series 2019, GO Bonds	4.00%	08/01/2044	200	187,453
Desert Sands Unified School District (Election Of 2024), Series 2025, GO Bonds	4.00%	08/01/2050	1,015	932,337
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2048	1,045	951,465
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	1,490	1,334,240
Downey Unified School District (Election of 2022), Series 2026 B, GO Bonds	4.00%	08/01/2057	590	519,978
Downey Unified School District (Election of 2022), Series 2026 B, GO Bonds	5.00%	08/01/2057	900	928,037
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	1,450	1,356,871
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.25%	08/01/2053	465	436,896
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
East Bay Municipal Utility District, Series 2017 A, RB	4.00%	06/01/2045	$330	$315,758
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	505	510,154
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	875	882,748
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2044	5	5,175
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	5	5,109
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	1,280	1,339,534
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	1,230	1,274,216
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2050	1,035	1,086,203
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2055	2,300	2,397,411
East Bay Municipal Utility District (Green Bonds), Series 2026 A, RB	5.00%	06/01/2051	1,075	1,130,417
East Bay Municipal Utility District (Green Bonds), Series 2026 A, RB	5.00%	06/01/2056	1,360	1,421,124
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.25%	07/01/2042	20	20,242
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	1,455	1,465,836
El Camino Community College District, Series 2020 C, GO Bonds	2.25%	08/01/2045	100	66,592
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	155	157,392
El Dorado Irrigation District, Series 2024 A, COP	4.00%	03/01/2050	635	577,260
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	675	741,033
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2042	1,765	1,704,893
Elk Grove Unified School District (Election of 2016), Series 2019, GO Bonds	4.00%	08/01/2046	30	27,631
Elk Grove Unified School District (Election of 2016), Series 2019, GO Bonds	4.00%	08/01/2048	170	153,675
Elk Grove Unified School District (Election of 2024), Series 2026, GO Bonds	4.50%	08/01/2055	770	749,149
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	205	188,224
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds(d)	4.00%	10/01/2044	2,100	1,973,514
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	650	605,226
Fontana Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	11/01/2050	25	25,905
Fontana Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	11/01/2055	170	174,626
Fontana Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	1,700	1,791,104
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, RB	4.00%	01/15/2046	1,165	1,055,409
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	5,210	4,744,568
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	1,746	1,617,705
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,170	1,859,777
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-2, Ref. RB	3.50%	01/15/2053	1,705	1,323,397
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	941,820
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	1,500	1,436,866
Fremont Union High School District, Series 2023, GO Bonds	4.00%	08/01/2048	760	721,729
Fremont Union High School District, Series 2026, GO Bonds	4.13%	08/01/2050	350	331,761
Fresno Unified School District, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2046	1,110	1,006,644
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	360	321,656
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	230	203,713
Fullerton Joint Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2051	290	265,520
Fullerton Joint Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2054	425	383,927
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	5.00%	04/01/2049	235	242,770
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,565	1,391,921
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2054	400	403,060
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	1,450	1,461,091
Glendale (City of), CA, Series 2025, RB	5.00%	02/01/2052	330	338,608
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	400	298,012
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,285	2,084,826
Glendale Community College District, Series 2025 A, GO Bonds	4.13%	08/01/2050	945	889,061
Glendale Community College District, Series 2025 A, GO Bonds	5.00%	08/01/2050	10	10,429
Glendale Community College District, Series 2025 A, GO Bonds	5.00%	08/01/2055	1,530	1,583,185
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	700	712,234
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	675	629,725
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2026 D, GO Bonds	5.00%	08/01/2056	400	413,105
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	495	511,358
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	1,540	1,481,161
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2042	510	471,336
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	$470	$479,362
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	1,455	1,368,952
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	720	680,378
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	850	766,369
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	505	508,782
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	1,030	931,345
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	1,310	1,181,109
Hayward Unified School District (Election of 2024), Series 2025 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2050	700	720,092
Hayward Unified School District (Election of 2024), Series 2025 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2055	880	898,740
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	775	796,407
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	1,200	1,201,713
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	435	412,188
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2060	115	119,617
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2026, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2051	360	375,993
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	5.25%	09/01/2053	370	386,177
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	4.00%	09/01/2058	520	456,662
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	400	404,691
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	2,410	2,272,013
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	60	60,721
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	965	995,919
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	2,250	2,012,352
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	1,220	1,260,422
Irvine Ranch Water District, Series 2009 B, VRD RB, (LOC - Bank of America, N.A.)(b)(c)	2.40%	10/01/2041	900	900,000
Irvine Ranch Water District, Series 2011 A-1, VRD Ref. RB, (LOC - Bank of America, N.A.)(b)(c)	2.55%	10/01/2037	500	500,000
Irvine Ranch Water District, Series 2011 A-2, Ref. VRD RB, (LOC - Bank of America, N.A.)(b)(c)	2.40%	10/01/2037	250	250,000
Irvine Unified School District (Community Facilities District No. 09-1), Series 2019 A, RB, (INS - BAM)(a)	4.00%	09/01/2054	50	44,471
Las Virgenes Unified School District (Election of 2022), Series 2025 B, GO Bonds	5.00%	08/01/2054	70	71,977
Livermore Valley Joint Unified School District (Measure J), Series 2016, GO Bonds	3.00%	08/01/2046	780	599,743
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	510	465,451
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	335	304,250
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	1,650	1,286,950
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	460	462,714
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	850	878,109
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2049	355	362,550
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	300	270,841
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,525	1,387,465
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2048	350	368,716
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2052	2,000	2,082,881
Long Beach Unified School District (Election of 2008), Series 2019 F, GO Bonds	3.00%	08/01/2047	760	565,293
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	980	696,485
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	1,450	1,368,223
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2053	1,990	1,854,534
Long Beach Unified School District (Election of 2016), Series 2026 D, GO Bonds	4.00%	08/01/2052	340	314,536
Long Beach Unified School District (Election of 2022), Series 2026 B, GO Bonds	4.38%	08/01/2053	345	331,247
Long Beach Unified School District (Election of 2022), Series 2026 B, GO Bonds	4.50%	08/01/2055	500	487,235
Los Altos Elementary School District (Election of 2024), Series 2026 A, GO Bonds	5.00%	08/01/2055	400	414,170
Los Angeles (City of), CA, Series 2017 A, RB	4.00%	06/01/2042	785	757,273
Los Angeles (City of), CA, Series 2018 A, RB	5.00%	06/01/2043	35	35,674
Los Angeles (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	1,045	1,058,508
Los Angeles (City of), CA, Series 2025 A, RB	5.25%	06/01/2050	2,000	2,133,782
Los Angeles (City of), CA, Series 2025 A, RB	5.00%	06/01/2055	2,200	2,280,067
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2044	$785	$841,154
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2045	170	181,860
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2042	45	48,462
Los Angeles (City of), CA, Series 2025 E, RB	5.00%	05/15/2050	1,035	1,066,469
Los Angeles (City of), CA, Series 2025 E, RB	5.25%	05/15/2055	1,500	1,563,669
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2043	450	482,987
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.00%	05/15/2045	300	319,599
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.00%	05/15/2046	300	317,493
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.00%	05/15/2047	400	420,818
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.00%	05/15/2048	300	313,805
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.00%	05/15/2049	500	521,473
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.00%	05/15/2050	350	363,843
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.00%	05/15/2051	500	518,177
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.25%	05/15/2056	600	630,988
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	835	842,846
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	665	692,321
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	670	608,550
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2042	230	246,409
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2044	190	201,684
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2045	705	746,070
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	370	373,068
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2043	500	514,650
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2048	135	136,929
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	375	346,184
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2043	705	751,175
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	2,315	2,409,132
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2048	1,200	1,272,935
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	2,895	3,034,481
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	860	879,570
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	1,005	1,014,755
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,780	1,850,640
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	980	1,003,385
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	780	720,062
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	900	927,733
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	1,995	1,999,025
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	1,080	1,081,081
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	1,595	1,597,580
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	650	651,581
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	1,160	1,043,754
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	1,080	1,085,622
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2047	10	10,027
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	1,505	1,512,585
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	2,065	2,090,935
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	695	699,778
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	1,200	1,215,071
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	490	493,369
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	470	475,189
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	10	10,069
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	605	615,344
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2049	1,095	1,104,147
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	1,325	1,343,405
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	1,705	1,719,243
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	$715	$723,355
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	905	918,693
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	3,005	3,024,390
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,585	1,608,978
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	550	559,401
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	790	798,186
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2049	80	80,959
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	1,275	1,284,196
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	760	774,197
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	2,950	2,973,482
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	1,730	1,743,771
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2042	365	376,142
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	380	389,491
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	2,040	2,074,059
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	1,065	1,082,354
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	690	695,129
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	1,125	1,159,419
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2043	635	652,684
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	1,080	1,098,813
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	1,530	1,365,311
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	680	699,174
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	1,200	1,239,748
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	675	695,350
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,685	1,723,884
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	1,595	1,625,067
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,390	1,403,144
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2049	705	717,635
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	1,035	1,061,514
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	30	30,638
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	665	688,297
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	950	977,220
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	935	949,478
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	860	866,148
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	825	847,864
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2044	1,015	1,050,144
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2042	700	726,050
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2043	380	391,564
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	945	971,190
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2045	330	338,872
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2046	550	563,210
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2049	515	522,246
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	895	923,791
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	655	673,614
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2047	1,465	1,495,709
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2050	420	425,082
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2052	500	504,779
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.25%	07/01/2054	100	102,453
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2048	1,500	1,526,056
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2054	1,205	1,213,573
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB	5.00%	07/01/2050	2,770	2,805,270
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.25%	07/01/2045	5	5,260
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2053	1,000	1,011,855
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2055	220	222,218
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2042	1,130	1,179,132
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2045	205	211,433
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2045	575	596,008
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2049	1,070	1,092,196
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2052	320	324,293
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2055	$655	$661,925
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2042	670	706,154
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2044	1,000	1,041,956
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2046	105	108,714
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2043	380	394,120
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2044	250	258,457
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2046	500	514,653
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2048	500	510,020
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2050	500	506,978
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.25%	07/01/2053	500	514,663
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.25%	07/01/2056	500	513,185
Los Angeles (City of), CA Department of Water & Power, Series 2026 B, Ref. RB	5.00%	07/01/2044	450	465,223
Los Angeles (City of), CA Department of Water & Power, Series 2026 B, Ref. RB	5.00%	07/01/2046	600	617,583
Los Angeles (City of), CA Department of Water & Power, Series 2026 B, Ref. RB	5.00%	07/01/2049	350	356,002
Los Angeles (City of), CA Department of Water & Power, Series 2026 B, Ref. RB	5.00%	07/01/2052	350	353,858
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2042	700	730,436
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2043	700	724,872
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2044	590	609,087
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2045	1,200	1,237,658
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2046	700	719,620
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2047	700	716,197
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2052	575	581,064
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.25%	07/01/2056	450	461,356
Los Angeles (City of), CA Department of Water & Power (Bidding Group 2), Series 2026 A, RB	5.00%	07/01/2048	300	307,606
Los Angeles (City of), CA Department of Water & Power (Bidding Group 2), Series 2026 A, RB	5.00%	07/01/2050	300	305,769
Los Angeles (City of), CA Department of Water & Power (Bidding Group 2), Series 2026 A, RB	5.00%	07/01/2054	400	404,778
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	1,200	1,212,675
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	1,175	1,187,411
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	2,620	2,693,247
Los Angeles (County of), CA Metropolitan Transportation Authority (I-105 Expresslanes), Series 2026 A, RB(f)	5.50%	06/01/2051	60	63,376
Los Angeles (County of), CA Metropolitan Transportation Authority (I-105 Expresslanes), Series 2026 A, RB(f)	5.00%	06/01/2056	60	60,166
Los Angeles (County of), CA Metropolitan Transportation Authority (I-105 Expresslanes), Series 2026 A, RB(f)	5.25%	06/01/2056	310	317,753
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	330	340,449
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	850	869,902
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2044	365	394,364
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	1,190	1,237,258
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2049	755	813,545
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	4.00%	12/01/2053	450	406,228
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2053	810	848,889
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2053	395	422,376
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2041	20	21,723
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2042	420	452,189
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2043	440	471,005
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2044	545	581,966
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2045	325	345,675
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2046	1,000	1,057,648
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2047	1,015	1,067,395
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2050	1,685	1,784,643
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2054	1,410	1,482,812
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.50%	12/01/2054	1,315	1,413,655
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	1,650	1,580,912
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	815	845,756
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	1,320	954,227
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	$810	$763,342
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB(d)(e)	4.00%	10/09/2026	785	786,174
Los Angeles (County of), CA Sanitation Districts Financing Authority (Joint Outfall System), Series 2026 A, RB(f)	5.00%	10/01/2051	600	626,803
Los Angeles (County of), CA Sanitation Districts Financing Authority (Joint Outfall System), Series 2026 A, RB(f)	5.00%	10/01/2056	1,900	1,964,318
Los Angeles Community College District, Series 2026, Ref. GO Bonds	5.00%	08/01/2042	850	957,935
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	1,015	1,068,389
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	865	902,472
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2057	520	538,574
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	760	777,664
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	410	414,287
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	2,085	1,880,346
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,095	1,050,334
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,110	871,961
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,575	5,347,590
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2046	280	264,825
Los Angeles Unified School District, Series 2026 QRR, GO Bonds	5.00%	07/01/2042	390	417,291
Los Angeles Unified School District, Series 2026 QRR, GO Bonds	5.00%	07/01/2047	500	523,264
Los Angeles Unified School District, Series 2026 QRR, GO Bonds	5.00%	07/01/2048	785	817,572
Los Angeles Unified School District, Series 2026 QRR, GO Bonds	4.25%	07/01/2050	800	759,483
Los Angeles Unified School District, Series 2026 QRR, GO Bonds	5.00%	07/01/2050	950	981,299
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	365	372,754
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	3,865	3,947,110
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2045	90	94,832
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2049	1,825	1,886,854
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	1,530	1,604,012
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	455	488,726
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2043	600	631,654
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	3,625	3,808,923
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	1,455	1,547,647
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2043	1,575	1,667,611
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	705	743,244
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	1,650	1,734,392
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	4.00%	07/01/2049	1,635	1,495,329
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	1,615	1,698,374
Los Angeles Unified School District (Green Bonds), Series 2026 QRR, GO Bonds	5.00%	07/01/2043	235	250,181
Los Angeles Unified School District (Green Bonds), Series 2026 QRR, GO Bonds	5.00%	07/01/2044	505	535,089
Los Angeles Unified School District (Green Bonds), Series 2026 QRR, GO Bonds	5.00%	07/01/2046	485	509,732
Los Rios Community College District, Series 2019 D, GO Bonds	3.00%	08/01/2044	100	77,370
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	1,445	1,326,754
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	370	361,589
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	1,150	1,202,436
Manteca Unified School District (Election of 2020), Series 2025 C, GO Bonds	5.25%	08/01/2050	630	669,466
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2045	605	549,691
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	2,115	1,879,623
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	800	826,156
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	805	823,062
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,200	1,254,418
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	810	835,457
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	1,100	1,149,918
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2053	850	878,759
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	880	922,237
Mill Valley School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	375	352,145
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Mill Valley School District (Election of 2022), Series 2026 C, GO Bonds	4.25%	08/01/2056	$300	$291,739
Miracosta Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2045	635	620,644
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	905	821,744
Modesto High School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2050	485	515,015
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	695	736,302
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	375	382,685
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	845	803,701
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	400	365,468
Moreno Valley Public Financing Authority, Series 2026 A, RB, (INS - AGI)(a)	5.25%	05/01/2051	400	424,056
Moreno Valley Public Financing Authority, Series 2026 A, RB, (INS - AGI)(a)	5.25%	05/01/2056	550	579,082
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	520	376,000
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	4.13%	08/01/2050	620	579,860
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2052	490	509,613
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	1,735	1,636,278
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2050	80	71,789
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2055	100	87,932
Mountain View Capital Improvements Financing Authority, Series 2026, RB	5.00%	05/01/2051	400	418,615
Mountain View Capital Improvements Financing Authority, Series 2026, RB	5.00%	05/01/2056	500	519,604
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGI)(a)	5.00%	08/01/2048	225	227,748
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	405	396,381
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	2,600	2,417,065
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	735	760,522
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2049	700	650,748
Mt. San Antonio Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	1,315	1,377,731
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	1,345	1,242,132
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025 A, RB	5.00%	05/01/2055	1,880	1,903,574
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.00%	05/01/2044	600	631,563
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.00%	05/01/2047	580	601,225
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.25%	05/01/2050	2,400	2,496,088
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.50%	05/01/2055	2,515	2,643,845
Napa Valley Unified School District (Election of 2016), Series 2016 A, GO Bonds	3.50%	08/01/2041	140	121,556
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2044	2,210	2,080,614
Napa Valley Unified School District (Election of 2024), Series 2026, GO Bonds	5.00%	08/01/2056	300	312,012
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	390	350,769
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	1,200	1,233,611
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2054	505	492,474
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	915	865,581
North Orange (County of), CA Community College District (Election of 2014), Series 2019 B, GO Bonds	4.00%	08/01/2044	50	48,070
Norwalk-La Mirada Unified School District (Election of 2014), Series 2021 E, GO Bonds	3.00%	08/01/2050	100	71,685
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	510	522,198
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	1,000	927,537
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	300	212,218
Oakland (City of), CA, Series 2023 D, GO Bonds	5.50%	07/15/2053	395	414,900
Oakland Unified School District (Election of 2012), Series 2019 A, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2040	65	53,983
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	1,000	1,042,907
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	2,065	1,929,080
Oakland Unified School District (Election of 2020), Series 2026 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2048	440	456,356
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2045	500	469,679
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	4.00%	05/15/2051	675	617,230
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.00%	11/01/2050	595	616,079
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	4.50%	11/01/2055	350	340,476
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.25%	11/01/2055	385	402,306
Ontario (City of), CA Public Financing Authority, Series 2026 D, RB	5.00%	03/01/2051	1,000	1,034,171
Ontario (City of), CA Public Financing Authority, Series 2026 D, RB	5.00%	03/01/2056	1,250	1,279,947
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022 A, RB, (INS - AGI)(a)	5.00%	11/01/2052	1,175	1,202,967
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	$395	$397,354
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	1,800	1,660,600
Palm Springs Unified School District (Election of 2016), Series 2024 B, GO Bonds	4.00%	08/01/2049	1,820	1,715,436
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	1,600	1,378,919
Palomar Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2045	45	42,957
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	1,545	1,561,679
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	4.00%	08/01/2046	1,100	1,038,612
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	1,415	1,461,578
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	580	521,239
Pasadena Unified School District (Election of 2020), Series 2025 D, GO Bonds	5.25%	08/01/2050	1,070	1,145,999
Pasedena (City of), CA, Series 2025, GO Bonds	5.00%	09/01/2054	65	67,621
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	760	784,984
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	455	468,465
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	1,440	1,510,829
Peralta Community College District (Election of 2018), Series 2025 C-1, GO Bonds	5.00%	08/01/2050	950	979,412
Peralta Community College District (Election of 2018), Series 2025 C-1, GO Bonds	5.00%	08/01/2054	15	15,358
Peralta Community College District (Election of 2018), Series 2026 D-1, GO Bonds(f)	4.50%	08/01/2051	600	585,666
Peralta Community College District (Election of 2018), Series 2026 D-1, GO Bonds(f)	5.00%	08/01/2054	2,060	2,113,358
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	675	639,960
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2048	805	734,686
Perris Union High School District (Election of 2012), Series 2021 C, GO Bonds	3.00%	09/01/2045	65	48,786
Pleasanton Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	08/01/2052	485	436,338
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.25%	08/01/2050	20	19,011
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.50%	08/01/2052	1,020	998,291
Pomona Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	500	514,081
Redlands Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	07/01/2050	25	25,861
Redlands Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	07/01/2054	320	328,330
Redondo Beach Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.63%	08/01/2055	40	39,706
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2052	35	36,025
Redwoods Community College District (Election of 2024), Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2054	810	854,052
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	3.00%	05/15/2042	810	654,102
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	975	1,018,833
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	2,460	2,373,345
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	7,035	7,295,043
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	7,155	6,486,588
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,400	1,071,530
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	1,000	1,040,622
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	4.38%	08/01/2055	1,210	1,160,789
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	675	707,200
River Islands Public Financing Authority, Series 2022 A-1, Ref. RB, (INS - AGI)(a)	5.25%	09/01/2052	1,115	1,151,815
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2042	560	587,086
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	4.25%	09/01/2047	110	104,008
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	1,500	1,557,474
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	1,865	1,735,011
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	2,050	1,559,512
Riverside (County of), CA Transportation Commission, Series 2021, Ref. RB	4.00%	06/01/2047	550	505,823
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2050	555	505,821
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2054	645	575,256
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	585	544,477
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	705	718,721
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	845	856,906
Sacramento (City of), CA (Convention Centre Ballroom), Series 2019, RB	3.00%	06/01/2050	360	257,336
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB(d)(e)	5.00%	10/01/2026	2,000	2,004,090
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	1,650	1,559,514
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	1,455	1,492,041
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	675	706,353
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	1,145	1,186,763
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	$800	$835,266
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	1,400	1,453,422
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	1,515	1,304,538
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	755	759,755
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2053	740	741,218
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	590	605,359
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	1,000	1,017,877
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	1,140	1,147,180
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	1,795	1,796,168
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.50%	08/01/2054	830	863,141
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	1,005	896,621
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2049	760	786,363
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	770	810,353
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	1,900	1,948,322
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	1,120	1,166,718
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	155	161,767
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	855	877,540
Sacramento Metropolitan Fire District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2055	245	219,758
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	1,190	1,137,457
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	920	862,691
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2044	720	574,088
San Bernardino Community College District (Election of 2008), Series 2023 E, GO Bonds	4.13%	08/01/2049	1,140	1,062,182
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	1,055	982,984
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	895	923,255
San Carlos School District (Election of 2024), Series 2026, GO Bonds	4.50%	10/01/2055	105	103,630
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2048	510	531,202
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2053	700	721,622
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	725	732,589
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	375	386,017
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	580	596,887
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	680	653,372
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	3.00%	08/01/2049	655	480,429
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	525	546,422
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	635	653,941
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	285	302,054
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	10/15/2048	610	565,741
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	650	586,416
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	85	88,747
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,060	1,096,946
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2051	340	355,847
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2053	1,250	1,302,388
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2050	1,425	1,489,393
San Diego (City of), CA Public Facilities Financing Authority, Series 2025, RB	5.00%	08/01/2055	160	165,919
San Diego (City of), CA Public Facilities Financing Authority, Series 2026 A, Ref. RB	5.00%	05/15/2051	675	708,688
San Diego (City of), CA Public Facilities Financing Authority, Series 2026 A, Ref. RB	5.00%	08/01/2051	250	262,702
San Diego (City of), CA Public Facilities Financing Authority, Series 2026 A, Ref. RB	5.00%	05/15/2056	750	778,301
San Diego (City of), CA Public Facilities Financing Authority, Series 2026 A, Ref. RB	5.00%	08/01/2056	285	295,949
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	825	848,124
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	$1,055	$954,168
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	350	364,427
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	1,090	1,137,966
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2054	1,000	1,027,520
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2025 A, Ref. RB	5.25%	10/15/2055	1,725	1,808,799
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	110	110,977
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	690	694,343
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,035	1,067,442
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	1,000	1,020,318
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	260	245,358
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	695	720,924
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	1,245	1,129,565
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	1,005	1,030,414
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	2,345	2,085,135
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	1,935	1,976,178
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2050	85	90,224
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2055	500	524,064
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	605	629,231
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2052	45	46,198
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2042	355	384,362
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	605	652,330
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	265	284,840
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	695	745,783
San Diego Community College District, Series 2025 A-1, GO Bonds	4.00%	08/01/2050	2,930	2,732,065
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	5,335	5,559,466
San Diego Unified School District, Series 2019 C-2, GO Bonds	3.00%	07/01/2044	390	313,085
San Diego Unified School District, Series 2019 L, GO Bonds	4.00%	07/01/2044	1,000	950,029
San Diego Unified School District, Series 2020 D-2, GO Bonds	2.00%	07/01/2045	460	296,649
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	1,605	1,165,166
San Diego Unified School District, Series 2021 L-2, GO Bonds	2.25%	07/01/2045	45	30,443
San Diego Unified School District, Series 2022 M-2, GO Bonds	4.55%	07/01/2052	50	50,120
San Diego Unified School District, Series 2024, GO Bonds	4.00%	07/01/2046	10	9,457
San Diego Unified School District (Election of 20012) (Green Bonds), Series 2017, GO Bonds	3.13%	07/01/2040	90	79,093
San Diego Unified School District (Election of 2008), Series 2026 ZR-7, Ref. GO Bonds	5.00%	07/01/2043	500	557,662
San Diego Unified School District (Election of 2008) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	50	52,044
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	1,120	954,201
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	3,650	3,432,421
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	210	211,766
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	1,100	1,015,925
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	1,230	1,131,869
San Diego Unified School District (Election of 2012), Series 2025, Ref. GO Bonds	5.00%	07/01/2042	410	459,226
San Diego Unified School District (Election of 2012), Series 2026 ZR-7, Ref. GO Bonds	5.00%	07/01/2044	20	22,230
San Diego Unified School District (Election of 2012), Series 2026 ZR-7, Ref. GO Bonds	5.00%	07/01/2045	205	227,477
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	1,515	1,432,700
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	530	418,329
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	1,175	1,081,257
San Diego Unified School District (Election of 2018), Series 2025 I-3, GO Bonds	5.00%	07/01/2055	1,660	1,723,352
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2022 F-2, GO Bonds	4.25%	07/01/2052	975	937,681
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	470	500,492
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	2,015	2,097,386
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	2,800	2,576,653
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	3,050	2,806,711
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2053	540	557,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	$1,530	$1,396,487
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	4.00%	07/01/2045	60	57,432
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	1,670	1,741,273
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2046	890	946,757
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2047	1,320	1,395,457
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2050	2,860	2,987,980
San Diego Unified School District (Green Bonds), Series 2022, GO Bonds	4.25%	07/01/2047	100	97,865
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	4.00%	05/01/2052	125	114,630
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	1,715	1,755,571
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	1,170	1,240,828
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,980	2,993,656
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	1,625	1,641,421
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	1,070	1,084,532
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	985	999,428
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	545	574,345
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2044	10	10,627
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	30	31,140
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	1,000	1,032,988
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 E, RB	5.00%	05/01/2046	5	5,284
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB	5.00%	05/01/2045	525	559,007
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 B, Ref. RB	5.00%	05/01/2046	1,870	1,984,809
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 B, Ref. RB	5.25%	05/01/2046	850	925,955
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 B, Ref. RB	5.00%	05/01/2051	140	145,631
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 B, Ref. RB	5.00%	05/01/2056	600	619,766
San Francisco (City & County of), CA Public Utilities Commission, Series 2013 B, RB	4.00%	10/01/2042	1,420	1,379,038
San Francisco (City & County of), CA Public Utilities Commission, Series 2016 A, RB	4.00%	10/01/2042	460	447,254
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	770	791,089
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 D, RB	5.00%	10/01/2054	805	829,818
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	1,480	1,372,133
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	45	45,815
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	1,030	1,059,443
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	45	47,322
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	965	1,012,832
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	180	188,282
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2047	235	222,556
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2048	1,050	990,732
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2049	295	275,464
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	970	895,328
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	565	518,070
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	$90	$88,659
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	985	1,024,778
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	4,290	4,422,262
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	600	435,419
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	880	812,140
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	1,200	1,270,203
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	1,220	1,279,116
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	500	505,032
San Francisco (City of), CA, Series 2025 E, RB	5.25%	11/01/2055	2,505	2,634,800
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2051	1,030	1,074,335
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2055	4,150	4,281,715
San Francisco (City of), CA (Green Bonds), Series 2020 A, RB	4.00%	11/01/2050	40	36,915
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	975	894,674
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	990	888,786
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	5.00%	03/01/2051	5	5,066
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	1,585	1,247,166
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	975	983,339
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 D, GO Bonds	4.00%	08/01/2042	795	765,932
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	2,775	1,992,997
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	360	306,475
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	785	663,212
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,180	1,114,878
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.25%	08/01/2052	4,525	4,358,935
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	1,025	1,078,836
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2042	500	543,829
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2043	35	37,910
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2044	155	167,123
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2045	125	134,357
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 B-1, GO Bonds	3.00%	08/01/2049	295	214,837
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	510	491,608
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	1,270	1,223,615
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	2,080	1,972,287
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	2,300	2,414,529
San Joaquin Delta Community College District (Election of 2024), Series 2026 B, GO Bonds	5.00%	08/01/2051	505	526,113
San Joaquin Delta Community College District (Election of 2024), Series 2026 B, GO Bonds	5.00%	08/01/2055	550	569,049
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	3,050	2,635,913
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	475	477,469
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	680	682,309
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2045	280	287,710
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	765	800,780
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Jose (City of), CA Financing Authority (Green Bonds), Series 2022 B, RB	5.00%	11/01/2052	$1,115	$1,154,009
San Jose Evergreen Community College District (Election of 2016), Series 2023 C, GO Bonds	4.00%	09/01/2045	570	551,790
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	1,715	1,677,428
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	300	285,319
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	1,750	1,637,448
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	1,000	1,049,018
San Leandro Unified School District (Election of 2024), Series 2026 B, GO Bonds	5.00%	08/01/2052	500	516,255
San Luis Coastal Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2053	510	470,758
San Luis Coastal Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	1,425	1,297,767
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	1,300	1,202,291
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	750	794,146
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	1,750	1,838,710
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	890	829,242
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	1,075	1,111,155
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	515	525,128
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	405	308,593
San Mateo (County of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	4.00%	07/15/2052	720	652,803
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	1,750	1,791,546
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	900	631,548
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	715	457,501
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	415	396,361
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2051	50	46,608
San Mateo Foster City School District (Election of 2020), Series 2025 C, GO Bonds	5.00%	08/01/2051	1,100	1,146,779
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	735	485,173
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	300	188,492
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	270	262,838
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	990	907,542
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	360	322,006
Sanger Unified School District (Election of 2024), Series 2026 B, GO Bonds, (INS - BAM)(a)(f)	5.00%	08/01/2056	1,000	1,022,069
Sanger Unified School District (Election of 2024), Series 2026 B, GO Bonds, (INS - BAM)(a)(f)	5.00%	08/01/2060	550	560,381
Santa Barbara Community College District, Series 2025 A, GO Bonds	6.00%	08/01/2055	110	122,248
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	4.00%	05/01/2045	1,560	1,463,767
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	1,100	852,381
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2049	425	318,988
Santa Clara (County of), CA Financing Authority, Series 2026 A, Ref. RB	4.13%	11/01/2055	550	518,046
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	430	378,805
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds(d)(e)	3.25%	10/06/2026	1,225	1,225,841
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds(d)(e)	4.00%	10/06/2026	295	295,421
Santa Clarita Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2046	85	78,776
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	670	487,030
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	350	372,987
Santa Cruz City High School District (Election of 2022), Series 2024 A, GO Bonds	4.00%	08/01/2054	475	425,325
Santa Monica Community College District, Series 2022 B, GO Bonds	4.00%	08/01/2045	325	310,246
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	35	35,704
Santa Monica-Malibu Unified School District, Series 2019, GO Bonds	3.00%	08/01/2049	5	3,628
Santa Monica-Malibu Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	1,340	1,383,300
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	650	675,265
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2054	550	568,167
Santa Rosa High School District, Series 2025 B, GO Bonds	5.25%	08/01/2050	500	525,310
Santa Rosa High School District, Series 2025 B, GO Bonds	4.75%	08/01/2054	540	543,540
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	75	76,905
Santa Rosa High School District (Election of 2022), Series 2026 C, GO Bonds(f)	5.00%	08/01/2056	400	411,174
Simi Valley Unified School District, Series 2020 C, GO Bonds	4.00%	08/01/2050	130	117,818
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	928,218
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds	4.00%	08/01/2046	530	491,956
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	$640	$591,851
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	535	508,354
Southern California Public Power Authority, Series 2024, VRD Ref. RB, (LOC - Royal Bank of Canada)(b)(c)	2.35%	07/01/2035	1,000	1,000,000
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.00%	07/01/2048	1,915	1,944,652
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.25%	07/01/2053	3,560	3,663,730
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2044	365	376,178
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2049	770	781,447
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.25%	07/01/2049	670	693,902
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2053	1,955	1,970,679
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2025, RB, (INS - BAM)(a)	5.25%	07/01/2050	1,000	1,036,996
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2044	850	881,348
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2045	850	879,764
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2046	400	412,541
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2047	150	153,783
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2050	1,500	1,521,817
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.25%	07/01/2053	1,500	1,554,153
Southern California Water Replenishment District, Series 2015, Ref. RB	4.00%	08/01/2045	410	385,037
Southern California Water Replenishment District, Series 2026, RB	4.00%	08/01/2056	500	461,688
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	225	210,484
Southwestern Community College District, Series 2025 A, GO Bonds	5.25%	08/01/2051	25	26,358
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	2,050	1,906,387
Southwestern Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	1,350	1,414,400
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	1,345	1,405,297
Stockton Unified School District (Election of 2022), Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	585	604,083
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2045	1,435	1,346,708
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2050	425	387,338
Sunnyvale School District, Series 2025 A, GO Bonds	5.00%	09/01/2056	425	441,332
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,435	1,326,407
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2047	150	133,455
Sweetwater Union High School District (Election of 2018), Series 2022 A-1, GO Bonds	5.00%	08/01/2052	315	322,567
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	680	674,782
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	890	871,034
University of California, Series 2016 K, RB	4.00%	05/15/2046	510	470,701
University of California, Series 2017 AV, RB	5.25%	05/15/2042	1,035	1,048,474
University of California, Series 2017 AV, RB	4.00%	05/15/2045	120	111,924
University of California, Series 2017 AV, RB	5.00%	05/15/2047	25	25,178
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	2,495	2,546,874
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2048	245	229,943
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	1,540	1,563,503
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	1,000	1,016,817
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	1,460	1,490,262
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2042	105	109,054
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	295	305,593
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,365	2,253,791
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2020 BE, Ref. RB	2.50%	05/15/2050	$2,565	$1,669,680
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	1,765	1,663,683
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	1,675	1,606,594
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	925	859,009
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,415	4,562,654
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	430	454,017
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	1,480	1,559,348
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	925	978,233
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	775	818,171
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	1,500	1,579,189
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	635	671,544
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	1,150	1,210,711
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	940	986,896
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	1,895	1,962,419
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	1,410	1,488,544
University of California, Series 2025 CC, RB	5.00%	05/15/2042	350	372,325
University of California, Series 2025 CC, RB	5.00%	05/15/2043	835	886,547
University of California, Series 2025 CC, RB	5.00%	05/15/2044	55	58,217
University of California, Series 2025 CC, RB	5.00%	05/15/2045	695	733,412
University of California, Series 2025 CC, RB	5.00%	05/15/2046	80	84,149
University of California, Series 2025 CC, RB	5.00%	05/15/2047	370	388,446
University of California, Series 2025 CC, RB	5.00%	05/15/2053	5,225	5,436,106
University of California, Series 2025 CC, RB	4.00%	05/15/2055	945	874,889
University of California, Series 2025 CC, RB	5.25%	05/15/2055	1,000	1,057,855
University of California, Series 2026 CE, Ref. RB	5.00%	11/15/2042	640	684,653
University of California, Series 2026 CE, Ref. RB	5.00%	11/15/2043	1,660	1,772,082
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2042	550	588,374
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2043	690	736,588
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2044	1,645	1,750,225
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2045	405	429,473
University of California, Series 2026 CH, RB	5.50%	05/15/2043	2,620	2,918,411
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	2,340	2,362,663
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	850	789,563
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	220	221,539
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	10	10,043
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	875	892,902
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	720	670,439
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	2,180	2,212,552
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	2,465	2,494,802
University of California (Limited), Series 2018 O, Ref. RB	5.50%	05/15/2058	440	449,263
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	2,615	2,707,924
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	2,140	1,526,462
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,020	943,975
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	4.00%	01/01/2042	650	580,402
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	600	600,148
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	250	227,716
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	1,065	983,812
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2052	490	437,995
Ventura Unified School District (Election of 2022), Series 2025 B, GO Bonds	4.25%	08/01/2051	140	132,715
Ventura Unified School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2055	805	852,210
Victor Valley Community College District (Election of 2008), Series 2020 D, GO Bonds	4.00%	08/01/2050	1,385	1,248,923
Victor Valley Community College District (Election of 2008), Series 2026 F, GO Bonds	5.00%	08/01/2052	1,400	1,454,108
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,690	1,761,189
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	390	352,225
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	20	20,003
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	460	476,251
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.50%	08/01/2053	620	648,774
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds, (INS - AGI)(a)	4.50%	08/01/2053	$475	$438,985
West Contra Costa Unified School District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2054	510	445,700
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	695	718,819
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2054	745	662,736
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2054	565	576,743
West Valley-Mission Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2044	700	691,247
West Valley-Mission Community College District (Election of 2018), Series 2026 C, GO Bonds	5.00%	08/01/2046	985	1,058,914
West Valley-Mission Community College District (Election of 2018), Series 2026 C, GO Bonds	5.00%	08/01/2047	1,480	1,581,451
West Valley-Mission Community College District (Election of 2018), Series 2026 C, GO Bonds	5.00%	08/01/2048	750	796,102
West Valley-Mission Community College District (Election of 2018), Series 2026 C, GO Bonds	4.00%	08/01/2050	400	378,043
West Valley-Mission Community College District (Election of 2018), Series 2026 C, GO Bonds	5.00%	08/01/2050	900	944,850
				1,187,506,401
Guam-0.66%
Guam (Territory of), Series 2021 F, Ref. RB	4.00%	01/01/2042	1,570	2,162,657
Guam (Territory of) Port Authority, Series 2018 A, RB	5.00%	07/01/2048	1,000	1,002,399
Guam (Territory of) Waterworks Authority, Series 2016, RB	5.00%	01/01/2046	1,060	1,060,027
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	1,925	1,938,035
Guam (Territory of) Waterworks Authority, Series 2025 A, RB	5.25%	07/01/2050	810	815,986
Guam (Territory of) Waterworks Authority, Series 2025 A, RB	5.50%	07/01/2055	1,020	1,040,102
				8,019,206
Puerto Rico-0.02%
San Juan (Municipality of) PR, Series 2026 A, GO Bonds	5.00%	07/01/2051	250	252,616
TOTAL INVESTMENTS IN SECURITIES(h)-98.40% (Cost $1,220,897,004)				1,195,778,223
OTHER ASSETS LESS LIABILITIES-1.60%				19,481,613
NET ASSETS-100.00%				$1,215,259,836

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2026 represented less than 1% of the Fund’s Net Assets.

(h)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco CEF Income Composite ETF (PCEF)
August 31, 2026
Schedule of Investments

	Shares	Value
Closed-End Funds-99.84%
Bonds-27.87%
BlackRock Core Bond Trust(a)	690,931	$6,246,016
BlackRock Credit Allocation Income Trust(a)	1,108,211	11,148,603
BlackRock Limited Duration Income Trust(a)	378,109	4,813,328
BlackRock Multi-Sector Income Trust	546,850	6,534,857
BlackRock Taxable Municipal Bond Trust	584,327	9,238,210
Blackstone Long-Short Credit Income Fund	171,257	1,841,013
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	339,074	7,052,739
Cohen & Steers Select Preferred and Income Fund, Inc.	158,372	3,086,670
DoubleLine Income Solutions Fund	1,107,251	11,781,151
DoubleLine Opportunistic Credit Fund	159,751	2,257,282
Eaton Vance Limited Duration Income Fund(a)	1,391,956	12,652,880
Eaton Vance Short Duration Diversified Income Fund(a)	125,302	1,343,237
First Trust Intermediate Duration Preferred & Income Fund	578,504	10,332,081
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	248,016	5,084,328
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	573,615	9,131,951
Flaherty & Crumrine Total Return Fund, Inc.	127,732	2,111,410
Franklin Limited Duration Income Trust(a)	484,227	2,793,990
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust	226,936	3,104,484
Invesco Bond Fund(b)	135,326	1,983,879
Invesco Senior Income Trust(b)	2,063,987	6,088,762
John Hancock Preferred Income Fund(a)	177,425	2,812,186
John Hancock Preferred Income Fund II(a)	144,959	2,257,012
John Hancock Preferred Income Fund III(a)	214,249	2,973,776
John Hancock Premium Dividend Fund	663,796	8,370,468
MFS Intermediate Income Trust(a)	1,086,022	2,639,033
MFS Multimarket Income Trust(a)	652,275	2,928,714
Nuveen Credit Strategies Income Fund	1,974,442	9,418,088
Nuveen Floating Rate Income Fund(a)	2,108,256	16,212,489
Nuveen Global High Income Fund	333,114	4,137,276
Nuveen Preferred & Income Opportunities Fund(a)	2,632,906	19,325,530
Nuveen Taxable Municipal Income Fund(a)	242,705	3,735,230
PIMCO Dynamic Income Opportunities Fund	988,184	12,342,418
PIMCO Income Strategy Fund(a)	342,892	2,609,408
PIMCO Income Strategy Fund II(a)	691,380	4,812,005
Putnam Premier Income Trust	919,117	3,161,762
Saba Capital Income & Opportunities Fund II	384,888	3,183,024
Western Asset Inflation-Linked Opportunities & Income Fund(a)	827,610	6,869,163
		226,414,453
Bonds/High Yield-17.67%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	415,867	6,113,245
AllianceBernstein Global High Income Fund, Inc.	1,051,275	10,638,903
Allspring Income Opportunities Fund	719,570	4,605,248
Allspring Multi-Sector Income Fund	334,403	3,119,980
Barings Global Short Duration High Yield Fund(a)	192,120	2,735,789
	Shares	Value
Bonds/High Yield-(continued)
BlackRock Corporate High Yield Fund, Inc.	2,314,059	$19,160,409
BlackRock Debt Strategies Fund, Inc.(a)	438,493	4,161,299
BlackRock Floating Rate Income Strategies Fund, Inc.	332,663	3,709,192
BlackRock Floating Rate Income Trust(a)	279,520	3,119,443
BNY Mellon High Yield Strategies Fund	976,752	2,314,902
Credit Suisse Asset Management Income Fund, Inc.	658,582	1,600,354
Credit Suisse High Yield Bond Fund	1,811,893	3,080,218
Eaton Vance Floating-Rate Income Trust	356,073	3,802,860
Eaton Vance Senior Floating-Rate Trust	397,210	4,182,621
High Income Securities Fund	288,035	1,587,073
Highland Opportunities and Income Fund	1,141,953	8,404,774
Morgan Stanley Emerging Markets Debt Fund, Inc.	244,054	1,779,154
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	755,492	4,442,293
Neuberger Berman High Yield Strategies Fund, Inc.	301,624	1,794,663
Nuveen NASDAQ 100 Dynamic Overwrite Fund	464,298	14,351,451
PGIM Global High Yield Fund, Inc.	490,433	5,689,023
PGIM High Yield Bond Fund, Inc.(a)	319,250	3,926,775
PGIM Short Duration High Yield Opportunities Fund	289,121	4,628,827
PIMCO High Income Fund	1,278,671	5,766,806
Templeton Emerging Markets Income Fund	552,478	3,734,751
Western Asset Emerging Markets Debt Fund, Inc.(a)	545,776	5,796,141
Western Asset Global High Income Fund, Inc.(a)	362,401	2,065,686
Western Asset High Income Fund II, Inc.	837,596	3,300,128
Western Asset High Income Opportunity Fund, Inc.(a)	1,116,470	3,896,480
		143,508,488
Domestic Equity-4.91%
Guggenheim Strategic Opportunities Fund	1,542,818	14,425,348
John Hancock Tax-Advantaged Dividend Income Fund(a)	331,864	8,366,292
Virtus Dividend, Interest & Premium Strategy Fund	1,096,651	17,074,856
		39,866,496
Equities-5.59%
BlackRock Capital Allocation Term Trust(a)	688,322	10,999,386
BlackRock Health Sciences Term Trust	822,212	13,763,829
BlackRock Technology and Private Equity Term Trust	1,696,791	15,169,311
BlackRock Utilities, Infrastructure & Power Opportunities Trust	206,552	5,504,611
		45,437,137
Fixed Income-9.20%
BlackRock ESG Capital Allocation Term Trust(a)	907,854	13,944,637
BlackRock Income Trust, Inc.	302,698	3,120,816
BlackRock Science & Technology Term Trust	822,858	25,771,913
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco CEF Income Composite ETF (PCEF)—(continued)
August 31, 2026
	Shares	Value
Fixed Income-(continued)
Nuveen Variable Rate Preferred & Income Fund(a)	229,083	$4,309,051
PIMCO Corporate & Income Opportunity Fund(a)	1,437,411	16,918,327
PIMCO Corporate & Income Strategy Fund	499,948	5,869,390
Saba Capital Income & Opportunities Fund	727,862	4,774,775
		74,708,909
Foreign Equity-0.57%
Allspring Global Dividend Opportunity Fund	505,651	3,362,579
Voya Emerging Markets High Dividend Equity Fund	164,969	1,270,262
		4,632,841
Option Income-34.03%
BlackRock Energy and Resources Trust	339,091	5,842,538
BlackRock Enhanced Equity Dividend Trust(a)	2,105,072	20,861,263
BlackRock Enhanced Global Dividend Trust	735,133	9,145,054
BlackRock Enhanced International Dividend Trust	1,216,807	7,215,665
BlackRock Enhanced Large Cap Core Fund, Inc.(a)	303,489	7,426,376
BlackRock Health Sciences Trust	118,974	5,424,025
BlackRock Resources & Commodities Strategy Trust	899,163	12,003,826
BlackRock Science & Technology Trust	418,231	21,271,229
Columbia Seligman Premium Technology Growth Fund, Inc.	149,528	7,818,819
Eaton Vance Enhanced Equity Income Fund	398,302	8,029,768
Eaton Vance Enhanced Equity Income Fund II	642,898	13,905,884
Eaton Vance Risk-Managed Diversified Equity Income Fund	817,590	6,949,515
Eaton Vance Tax-Managed Buy-Write Income Fund	348,886	5,484,488
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,360,518	20,911,162
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,533,873	22,210,481
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund	1,483,844	14,675,217
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	3,652,956	36,493,030
	Shares	Value
Option Income-(continued)
First Trust Enhanced Equity Income Fund(a)	265,520	$6,189,271
Nuveen S&P 500 Dynamic Overwrite Fund(a)	1,841,341	35,445,814
Voya Global Advantage and Premium Opportunity Fund(a)	180,853	1,931,510
Voya Global Equity Dividend and Premium Opportunity Fund(a)	630,373	4,166,766
Voya Infrastructure Industrials and Materials Fund(a)	123,212	1,617,774
XAI Madison Equity Premium Income Fund	253,513	1,455,165
		276,474,640
Total Closed-End Funds (Cost $733,939,999)		811,042,964
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(b)(c) (Cost $474,331)	474,331	474,331
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $734,414,330)		811,517,295
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.81%
Invesco Private Government Fund, 3.73%(b)(c)(d)	8,608,720	8,608,720
Invesco Private Prime Fund, 3.82%(b)(c)(d)	22,305,738	22,310,199
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,917,488)		30,918,919
TOTAL INVESTMENTS IN SECURITIES-103.71% (Cost $765,331,818)		842,436,214
OTHER ASSETS LESS LIABILITIES-(3.71)%		(30,102,884)
NET ASSETS-100.00%		$812,333,330

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at August 31, 2026.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Invesco Bond Fund	$2,174,479	$301,974	$(378,857)	$(102,539)	$(11,178)	$1,983,879	$113,468
Invesco Senior Income Trust	5,509,730	2,658,692	(888,880)	(1,160,093)	(30,687)	6,088,762	718,778
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco CEF Income Composite ETF (PCEF)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,512,369	$37,372,400	$(40,410,438)	$-	$-	$474,331	$40,604
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,694,262	128,081,456	(126,166,998)	-	-	8,608,720	383,422 *
Invesco Private Prime Fund	17,317,989	311,156,641	(306,162,241)	1,343	(3,533)	22,310,199	1,033,026 *
Total	$35,208,829	$479,571,163	$(474,007,414)	$(1,261,289)	$(45,398)	$39,465,891	$2,289,298

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
August 31, 2026
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.81%
U.S. Treasury Bonds-79.29%
6.63%, 02/15/2027	$41,832,800	$42,354,076
5.25%, 02/15/2029	40,977,400	41,894,589
5.38%, 02/15/2031	39,941,500	41,417,463
4.50%, 02/15/2036	41,349,300	40,903,503
4.75%, 02/15/2037	40,650,000	40,780,207
4.38%, 02/15/2038	42,132,600	40,768,228
3.50%, 02/15/2039	46,520,900	40,722,142
4.63%, 02/15/2040	41,918,700	40,569,442
4.75%, 02/15/2041	41,591,000	40,408,256
3.13%, 02/15/2042	51,218,600	40,346,652
3.13%, 02/15/2043	52,046,900	40,246,892
3.63%, 02/15/2044	49,021,100	40,114,962
2.50%, 02/15/2045	59,273,900	39,993,675
2.50%, 02/15/2046	60,246,100	39,931,868
3.00%, 02/15/2047	55,745,700	39,858,176
3.00%, 02/15/2048	56,360,000	39,806,451
3.00%, 02/15/2049	56,937,700	39,778,545
2.00%, 02/15/2050	71,247,400	39,631,366
1.88%, 02/15/2051	74,655,200	39,535,177
2.25%, 02/15/2052	68,861,200	39,479,525
3.63%, 02/15/2053	51,824,900	39,558,999
4.25%, 02/15/2054	46,445,600	39,549,517
4.63%, 02/15/2055	43,629,800	39,544,619
4.75%, 02/15/2056	42,698,200	39,535,865
		966,730,195
	Principal Amount	Value
U.S. Treasury Notes-20.52%
2.75%, 02/15/2028	$43,731,500	$42,779,998
1.50%, 02/15/2030	46,648,300	42,302,355
1.88%, 02/15/2032	47,882,100	41,764,039
3.50%, 02/15/2033	43,977,600	41,308,023
4.00%, 02/15/2034	42,827,300	41,100,824
4.63%, 02/15/2035	41,127,200	40,929,597
		250,184,836
Total U.S. Treasury Securities (Cost $1,360,572,638)		1,216,915,031
	Shares
Money Market Funds-2.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(a)(b) (Cost $25,226,884)	25,226,884	25,226,884
TOTAL INVESTMENTS IN SECURITIES-101.88% (Cost $1,385,799,522)		1,242,141,915
OTHER ASSETS LESS LIABILITIES-(1.88)%		(22,919,488)
NET ASSETS-100.00%		$1,219,222,427

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,463,235	$124,107,706	$(118,344,057)	$-	$-	$25,226,884	$128,493
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	25,376,585	(25,376,585)	-	-	-	4,355 *
Invesco Private Prime Fund	-	64,202,065	(64,199,805)	-	(2,260)	-	11,342 *
Total	$19,463,235	$213,686,356	$(207,920,447)	$-	$(2,260)	$25,226,884	$144,190

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Floating Rate Municipal Income ETF (PVI)
August 31, 2026
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.53%
Alaska-0.81%
Alaska Housing Finance Corp., Series 2001 B,VRD RB(a)	2.23%	12/01/2030	$250	$250,000
Arizona-1.08%
Arizona (State of) Health Facilities Authority (Banner Health), Series 2015 C, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	3.05%	01/01/2046	115	115,000
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2019, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.90%	02/01/2048	120	120,000
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2024 C, VRD RB, (LOC - Royal Bank of Canada)(a)(b)	2.30%	12/01/2054	100	100,000
				335,000
California-4.11%
Bay Area Toll Authority, Series 2023 A, VRD Ref. RB, (LOC - Barclays Bank PLC)(a)(b)	2.35%	04/01/2055	500	500,000
Bay Area Toll Authority, Series 2023 B, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	2.25%	04/01/2055	160	160,000
California (State of), Series 2003 A-1, VRD GO Bonds, (LOC - Barclays Bank PLC)(a)(b)	2.25%	05/01/2033	285	285,000
California (State of) Statewide Communities Development Authority, Series 2007 A, VRD RB(a)(b)	1.70%	08/01/2035	130	130,000
Modesto (City of), CA, Series 2008 A, Ref. VRD COP, (INS - AGI)(a)(c)	2.15%	10/01/2036	100	100,000
Orange (County of), CA Water District, Series 2003 A, VRD COP, (LOC - Citibank, N.A.)(a)(b)	1.93%	08/01/2042	100	100,000
				1,275,000
Colorado-1.92%
Colorado (State of) Health Facilities Authority (Children’s Hospital), Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	3.05%	12/01/2052	100	100,000
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 E, VRD RB(a)	2.90%	05/15/2064	100	100,000
Colorado Springs (City of), CO, Series 2009 C, Ref. VRD RB(a)	2.24%	11/01/2028	295	295,000
University of Colorado Hospital Authority, Series 2018, Ref. VRD RB(a)	2.90%	11/15/2039	100	100,000
				595,000
Connecticut-2.58%
Connecticut (State of) Health & Educational Facilities Authority (Hartford Health Care), Series 2026 C, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.28%	07/01/2056	100	100,000
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	2.30%	11/15/2050	700	700,000
				800,000
District of Columbia-1.69%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.28%	08/15/2038	375	375,000
Metropolitan Washington Airports Authority, Subseries 2009 D-1, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.24%	10/01/2039	150	150,000
				525,000
Florida-5.48%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.25%	09/01/2035	700	700,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.35%	06/01/2048	500	500,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGI)(a)(c)	2.50%	10/01/2038	500	500,000
				1,700,000
Georgia-1.29%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 D, VRD RB(a)	2.31%	07/01/2042	100	100,000
Georgia (State of) Municipal Electric Authority, Series 2008 B, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.30%	01/01/2048	100	100,000
Roswell Development Authority (Wellstar Healthcare, Inc.), Series 2025, VRD RB, (LOC - Truist Bank)(a)(b)	3.00%	04/01/2047	200	200,000
				400,000
Idaho-0.48%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018 C, VRD Ref. RB, (LOC - U.S. Bank, N.A.)(a)(b)	2.95%	03/01/2048	150	150,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-4.08%
Brookfield (Village of), IL, Series 2008, VRD RB, (LOC - Northern Trust Company)(a)(b)	2.30%	06/01/2038	$100	$100,000
Illinois (State of) Development Finance Authority (YMCA of Metropolitan Chicago), Series 2001, VRD Ref. RB, (LOC - BMO Harris N.A.)(a)(b)	2.40%	06/01/2029	100	100,000
Illinois (State of) Educational Facilities Authority (The Adler Planetarium), Series 1997, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.30%	04/01/2031	100	100,000
Illinois (State of) Finance Authority (Advocate Health Care Network), Subseries 2008 C, VRD RB(a)	2.40%	11/01/2038	670	670,000
Illinois (State of) Finance Authority (Little Co Mary Hospital), Series 2008 A, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.25%	08/15/2035	145	145,000
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2009 D-2, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.90%	08/01/2043	150	150,000
				1,265,000
Indiana-1.60%
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.), Series 2009 A-5, Ref. VRD RB(a)(b)	3.00%	10/01/2040	145	145,000
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2026, VRD Ref. RB(a)	3.00%	11/01/2056	250	250,000
Indiana (State of) Municipal Power Agency, Series 2019 B, Ref. VRD RB, (LOC - Truist Bank)(a)(b)	3.00%	01/01/2042	100	100,000
				495,000
Iowa-0.97%
Iowa (State of) Finance Authority, Series 2017, VRD RB, (CEP - GNMA)(a)	2.30%	01/01/2047	100	100,000
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.90%	07/01/2041	200	200,000
				300,000
Kentucky-0.97%
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2013, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.30%	10/01/2043	300	300,000
Louisiana-1.93%
Louisiana (State of) Gasoline & Fuels, Series 2023 A-1, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.90%	05/01/2043	225	225,000
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.50%	09/01/2033	105	105,000
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2017, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.26%	09/01/2057	170	170,000
Louisiana Housing Corp., Series 2007, VRD RB, (LOC - Fannie Mae)(a)(b)	2.26%	09/15/2040	100	100,000
				600,000
Maryland-1.93%
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2024, VRD Ref. RB, (LOC - TD Bank, N.A.)(a)(b)	2.90%	06/01/2046	100	100,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program), Series 1985 B, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.25%	04/01/2035	250	250,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System Issue), Series 2025, VRD RB, (LOC - Truist Bank)(a)(b)	3.00%	07/01/2055	150	150,000
Washington (State of) Suburban Sanitary Commission, Series 2013 A, VRD RB(a)	3.05%	06/01/2027	100	100,000
				600,000
Massachusetts-3.16%
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024 E-1, VRD RB(a)	2.90%	07/01/2052	150	150,000
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2024, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.90%	03/01/2048	200	200,000
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2024, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.90%	03/01/2048	200	200,000
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 2009 J, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.90%	07/01/2044	100	100,000
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Baystate Medical Center Issue), Series 2009, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.90%	07/01/2039	100	100,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2022, Ref. VRD RB(a)	2.20%	01/01/2039	$105	$105,000
Massachusetts (Commonwealth of) Water Resources Authority, Series 2025, Ref. VRD RB, (LOC - Bank of America, N.A.)(a)(b)	1.95%	08/01/2031	125	125,000
				980,000
Michigan-0.97%
Green Lake Township Economic Development Corp., Series 2004, Ref. VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	3.05%	06/01/2034	100	100,000
Oakland University Board of Trustees, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.15%	03/01/2031	200	200,000
				300,000
Minnesota-1.61%
Minnesota Agricultural & Economic Development Board (Fairview Health Services), Series 2026, VRD RB(a)(b)	2.25%	11/15/2065	100	100,000
Rochester (City of), MN, Series 2019, VRD RB, (LOC - United Fidelity Bank)(a)(b)	2.31%	05/01/2061	100	100,000
Rochester (City of), MN (Mayo Clinic), Series 2008 B, VRD Ref. RB(a)	2.10%	11/15/2038	300	300,000
				500,000
Missouri-0.64%
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2008, Ref. VRD RB(a)	2.30%	05/15/2038	100	100,000
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2000 B, VRD RB(a)	3.05%	03/01/2040	100	100,000
				200,000
Nevada-0.52%
Clark (County of), NV Department of Aviation, Series 2008 D-2B, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	2.30%	07/01/2040	160	160,000
New Hampshire-0.64%
New Hampshire (State of) Business Finance Authority (Novant Health Obligation Group), Series 2024, VRD RB, (LOC - Truist Bank)(a)(b)	3.05%	11/01/2064	200	200,000
New Jersey-1.29%
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.28%	07/01/2036	100	100,000
New Jersey (State of) Health Care Facilities Financing Authority (Rwj Barnabas Health Obligated), Series 2026, VRD RB(a)(b)	2.90%	07/01/2061	300	300,000
				400,000
New Mexico-0.32%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, Ref. VRD RB(a)	2.25%	08/01/2034	100	100,000
New York-27.48%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	2.99%	11/01/2038	100	100,000
Dutchess (County of), NY Industrial Development Agency (Marist College Civic Facility), Series 2008 A, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.31%	07/01/2038	125	125,000
Metropolitan Transportation Authority, Subseries 2012 G2, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.30%	11/01/2032	600	600,000
Metropolitan Transportation Authority, Subseries 2015 E-1, VRD RB, (LOC - Barclays Bank PLC)(a)(b)	3.05%	11/15/2050	150	150,000
Nassau (County of), NY Industrial Development Agency, Series 2026, VRD RB(a)	2.90%	01/01/2042	150	150,000
New York (City of), NY, Series 2022 A-3, VRD GO Bonds(a)	2.90%	09/01/2049	480	480,000
New York (City of), NY, Subseries 2013 D-4, VRD GO Bonds, (LOC - TD Bank, N.A.)(a)(b)	2.90%	08/01/2040	220	220,000
New York (City of), NY, Subseries 2015 F, VRD GO Bonds(a)	3.00%	06/01/2044	300	300,000
New York (City of), NY, Subseries 2015 F-5, VRD GO Bonds(a)	3.05%	06/01/2044	250	250,000
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB(a)	2.15%	06/15/2046	1,375	1,375,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(a)	2.90%	06/15/2049	150	150,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(a)	3.00%	06/15/2050	100	100,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(a)	3.00%	06/15/2050	225	225,000
New York (City of), NY Municipal Water Finance Authority, Series 2016 BB, VRD RB(a)	3.05%	06/15/2049	110	110,000
New York (City of), NY Transitional Finance Authority, Series 2014 A-3, VRD RB(a)	3.01%	08/01/2043	200	200,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2014, VRD RB(a)	3.05%	11/01/2042	$390	$390,000
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB(a)	3.00%	08/01/2042	400	400,000
New York (City of), NY Transitional Finance Authority, Series 2025, VRD RB(a)	2.90%	11/01/2054	300	300,000
New York (City of), NY Transitional Finance Authority, Subseries 2010 A-4, VRD RB(a)	3.05%	08/01/2039	300	300,000
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB(a)	3.00%	11/01/2036	700	700,000
New York (State of) Dormitory Authority, Series 2009, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.32%	12/01/2036	100	100,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Subseries 2005 A-2, VRD RB, (LOC - Mizuho Bank, Ltd.)(a)(b)	2.30%	05/01/2039	100	100,000
New York (State of) Housing Finance Agency, Series 2003, VRD RB, (LOC - Landesbank Hessen-Thüringen)(a)(b)	2.32%	11/01/2036	100	100,000
New York (State of) Housing Finance Agency, Series 2004, VRD RB, (LOC - Fannie Mae)(a)(b)	2.40%	11/15/2036	200	200,000
New York (State of) Housing Finance Agency, Series 2009, VRD RB(a)(b)	2.30%	05/15/2041	100	100,000
New York (State of) Housing Finance Agency, Series 2009, VRD RB, (LOC - Fannie Mae)(a)(b)	2.25%	05/15/2041	100	100,000
New York City Housing Development Corp. (Green Bonds), Series 2006 A, VRD RB, (LOC - Fannie Mae)(a)(b)	2.25%	10/15/2041	1,200	1,200,000
				8,525,000
North Carolina-2.38%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 G, VRD RB(a)	3.00%	01/15/2048	105	105,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2007, Ref. VRD RB(a)	3.00%	01/15/2038	400	400,000
North Carolina (State of) Medical Care Commission, Series 2017, Ref. VRD RB, (LOC - Truist Bank)(a)(b)	3.00%	10/01/2032	130	130,000
Raleigh (City of), NC, Series 2016 A, Ref. VRD RB(a)	2.30%	06/01/2034	105	105,000
				740,000
North Dakota-0.48%
North Dakota (State of) Housing Finance Agency, Series 2017 H, VRD RB(a)	2.30%	07/01/2039	150	150,000
Ohio-2.58%
Allen (County of), OH, Series 2010, VRD RB, (LOC - Truist Bank)(a)(b)	3.05%	06/01/2034	250	250,000
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2017, Ref. VRD RB(a)	2.30%	11/01/2052	100	100,000
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2022 B, Ref. VRD RB(a)	3.05%	11/01/2042	150	150,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2008 B4, Ref. VRD RB(a)	3.00%	01/01/2043	100	100,000
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 C, VRD RB(a)	2.90%	12/01/2054	200	200,000
				800,000
Oregon-0.81%
Oregon (State of), Series 2022, VRD GO Bonds(a)	3.05%	06/01/2045	100	100,000
Oregon (State of) Facilities Authority (Peace Health), Series 2018 A, Ref. VRD RB, (LOC - U.S. Bank, N.A.)(a)(b)	2.90%	08/01/2034	150	150,000
				250,000
Pennsylvania-5.79%
Delaware Valley Regional Finance Authority, Series 2022 E, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.25%	03/01/2052	295	295,000
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGI)(a)(c)	2.35%	12/01/2028	300	300,000
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 D, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	3.00%	05/15/2053	150	150,000
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	3.03%	11/01/2061	300	300,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.28%	12/01/2039	200	200,000
Philadelphia (City of), PA, Eighth Series 2009 C, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.32%	08/01/2031	100	100,000
Philadelphia (City of), PA, Eighth Series 2009 E, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.32%	08/01/2031	100	100,000
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, VRD RB(a)	3.00%	07/01/2054	200	200,000
Pittsburgh & Allegheny (County of),PA Sports & Exhibition Authority, Series 2007 A, VRD RB, (INS - AGI)(a)(c)	2.28%	11/01/2038	150	150,000
				1,795,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island-0.32%
Rhode Island Health & Educational Building Corp., Series 2008 B, VRD RB, (LOC - U.S. Bank, N.A.)(a)(b)	2.25%	11/15/2038	$100	$100,000
South Carolina-0.26%
South Carolina (State of) Housing Finance & Development Authority (Broad River Village Apartments), Series 2020, VRD RB, (LOC - Federal Home Loan Bank)(a)(b)	2.33%	12/01/2058	15	15,000
South Carolina (State of) Jobs-Economic Development Authority, Series 2021, VRD RB, (LOC - United Fidelity Bank)(a)(b)	2.33%	05/01/2061	65	65,000
				80,000
South Dakota-0.32%
South Dakota (State of) Housing Development Authority, Series 2022, VRD Ref. RB(a)	2.26%	11/01/2046	100	100,000
Tennessee-1.43%
Blount (County of), TN Public Building Authority (The), Series 2003, VRD RB(a)	2.55%	06/01/2029	145	145,000
Blount (County of), TN Public Building Authority (The), Series 2005 D-3-A,VRD RB(a)	2.95%	06/01/2034	100	100,000
Sevier (County of), TN Public Building Authority (The), Series 2004 6-A1, VRD RB(a)	2.55%	06/01/2029	100	100,000
Shelby (County of), TN, Series 2006 B, VRD GO Bonds(a)	2.29%	03/01/2031	100	100,000
				445,000
Texas-11.59%
Board of Regents of the University of Texas System, Series 2008 B, VRD RB(a)	2.15%	08/01/2039	500	500,000
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2015, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.25%	10/01/2045	200	200,000
Houston (City of), TX, Series 2012, Ref. VRD RB(a)	2.29%	05/15/2034	275	275,000
Houston (City of), TX, Series 2018 C, Ref. VRD RB(a)	2.29%	05/15/2034	500	500,000
Rockwall Independent School District, Series 2006, VRD GO Bonds, (CEP - Texas Permanent School Fund)(a)	2.30%	08/01/2037	150	150,000
San Antonio (City of), TX, Series 2024 A, VRD RB(a)	3.05%	05/01/2054	100	100,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2024, VRD Ref. RB(a)(b)	2.90%	08/01/2050	350	350,000
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2008 C-3, VRD Ref. RB(a)(b)	2.40%	07/01/2047	100	100,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	2.42%	06/01/2046	910	910,000
Texas (State of), Series 2016, VRD GO Bonds(a)	2.30%	12/01/2046	110	110,000
Texas (State of), Series 2018, VRD GO Bonds(a)	2.35%	12/01/2049	125	125,000
Texas (State of), Series 2021, VRD GO Bonds(a)	2.35%	12/01/2051	275	275,000
				3,595,000
Utah-0.97%
Utah (County of), UT (IHC Health Services, Inc.), Series 2014, VRD RB(a)	2.30%	05/15/2049	100	100,000
Utah (County of), UT (IHC Health Services, Inc.), Series 2018 C, VRD RB(a)	2.95%	05/15/2058	100	100,000
Utah Water Finance Agency, Series 2008 B-2, VRD RB(a)	2.35%	10/01/2035	100	100,000
				300,000
Virginia-0.97%
Fairfax (County of), VA Economic Development Authority (Vernon Ladies Association), Series 2007, VRD RB, (LOC - Truist Bank)(a)(b)	2.35%	06/01/2037	100	100,000
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.90%	07/01/2052	100	100,000
Virginia (Commonwealth of) Small Business Financing Authority, Series 2008, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.90%	07/01/2042	100	100,000
				300,000
Washington-1.80%
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB(a)	2.15%	07/01/2032	100	100,000
King (County of), WA, Series 2025, VRD RB(a)	3.00%	01/01/2065	150	150,000
Washington (State of) Housing Finance Commission, Series 2008, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	2.28%	04/01/2043	110	110,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Housing Finance Commission, Series 2018, VRD RB, (SIFMA Municipal Swap Index + 0.00%)(a)	2.30%	12/01/2048	$100	$100,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments), Series 2017, VRD RB, (LOC - FHLB of San Francisco)(a)(b)	2.34%	11/01/2047	100	100,000
				560,000
West Virginia-0.35%
West Virginia (State of) Hospital Finance Authority (Cabell Hospital Obligated Group), Series 2008 A, Ref. VRD RB, (LOC - Truist Bank)(a)(b)	2.40%	01/01/2034	110	110,000
Wisconsin-1.93%
Appleton Redevelopment Authority, Series 2001, VRD RB, (LOC - Thrivent Finl Lutherans)(a)(b)	2.50%	06/01/2036	100	100,000
University of Wisconsin Hospitals & Clinics, Series 2018 B, Ref. VRD RB(a)	3.05%	04/01/2048	100	100,000
University of Wisconsin Hospitals & Clinics, Series 2018, Ref. VRD RB(a)	3.05%	04/01/2048	100	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.15%	08/15/2034	100	100,000
Wisconsin (State of) Health & Educational Facilities Authority (The Medical College of Wisconsin,Inc.), Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.90%	12/01/2033	100	100,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2012 A, VRD RB(a)	2.30%	05/01/2055	100	100,000
				600,000
TOTAL INVESTMENTS IN SECURITIES(d)-99.53% (Cost $30,880,000)				30,880,000
OTHER ASSETS LESS LIABILITIES-0.47%				147,341
NET ASSETS-100.00%				$31,027,341

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
FHLB	-Federal Home Loan Bank
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
SIFMA	-Securities Industry and Financial Markets Association
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A.	16.68%
Fannie Mae	5.18%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.88%
Aerospace & Defense-2.19%
Boeing Co. (The)
5.15%, 05/01/2030	$155,000	$155,490
6.53%, 05/01/2034	140,000	149,453
General Dynamics Corp.
2.25%, 06/01/2031	185,000	164,439
4.95%, 08/15/2035	155,000	151,594
General Electric Co.
4.30%, 07/29/2030	140,000	137,296
6.75%, 03/15/2032	155,000	168,206
Howmet Aerospace, Inc.
3.00%, 01/15/2029	55,000	52,827
4.85%, 10/15/2031	70,000	69,361
Huntington Ingalls Industries, Inc.
4.20%, 05/01/2030	75,000	72,760
5.75%, 01/15/2035	60,000	60,582
L3Harris Technologies, Inc.
4.40%, 06/15/2028	113,000	112,404
5.40%, 07/31/2033	110,000	110,461
Lockheed Martin Corp.
4.40%, 08/15/2030	240,000	236,500
3.90%, 06/15/2032	222,000	210,938
Northrop Grumman Corp.
3.25%, 01/15/2028	141,000	138,517
4.70%, 03/15/2033	140,000	136,514
RTX Corp.
4.13%, 11/16/2028	248,000	245,001
6.10%, 03/15/2034	210,000	220,809
Textron, Inc.
3.00%, 06/01/2030	70,000	65,287
5.50%, 05/15/2035	60,000	59,819
		2,718,258
Air Freight & Logistics-1.02%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	150,000	148,388
FedEx Corp., 3.10%, 08/05/2029	470,000	447,650
GXO Logistics, Inc.
6.25%, 05/06/2029	69,000	70,876
6.50%, 05/06/2034	50,000	51,669
United Parcel Service, Inc.
4.45%, 04/01/2030(b)	306,000	302,943
5.15%, 05/22/2034	245,000	245,434
		1,266,960
Automobile Components-0.26%
BorgWarner, Inc., 2.65%, 07/01/2027	155,000	152,735
Lear Corp., 3.80%, 09/15/2027	165,000	163,518
		316,253
Automobiles-0.25%
PACCAR Financial Corp., 4.45%, 08/06/2027	313,000	313,704
Banks-4.49%
Bank of America Corp.
3.25%, 10/21/2027	530,000	523,498
6.11%, 01/29/2037	500,000	512,961
	Principal Amount	Value
Banks-(continued)
Citigroup, Inc.
4.45%, 09/29/2027	$455,000	$454,177
6.63%, 06/15/2032	385,000	410,038
Citizens Financial Group, Inc.
3.25%, 04/30/2030	146,000	137,147
2.64%, 09/30/2032	160,000	135,987
Fifth Third Bancorp, 2.55%, 05/05/2027(b)	280,000	276,770
Huntington National Bank (The), 5.65%, 01/10/2030(b)	317,000	323,030
KeyBank N.A., 5.00%, 01/26/2033	134,000	130,304
KeyCorp, 2.55%, 10/01/2029	130,000	121,186
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030(b)	520,000	481,096
Regions Financial Corp., 1.80%, 08/12/2028	265,000	250,461
Truist Financial Corp., 1.95%, 06/05/2030(b)	505,000	453,559
U.S. Bancorp, 1.38%, 07/22/2030(b)	622,000	544,339
Wachovia Corp., 5.50%, 08/01/2035	420,000	413,862
Wells Fargo & Co., 4.15%, 01/24/2029	400,000	394,801
		5,563,216
Beverages-1.47%
Coca-Cola Co. (The)
1.45%, 06/01/2027	285,000	279,462
2.25%, 01/05/2032(b)	320,000	282,728
Coca-Cola Consolidated, Inc.
5.25%, 06/01/2029	50,000	50,583
5.45%, 06/01/2034	45,000	45,422
Constellation Brands, Inc.
2.25%, 08/01/2031	125,000	109,209
4.90%, 05/01/2033	110,000	106,863
Keurig Dr Pepper, Inc.
4.60%, 05/25/2028	121,000	120,635
4.05%, 04/15/2032	115,000	107,851
Molson Coors Beverage Co.
4.90%, 07/08/2031	90,000	88,779
5.50%, 07/08/2036	90,000	88,166
PepsiCo, Inc.
2.75%, 03/19/2030	315,000	294,777
5.00%, 02/07/2035(b)	255,000	251,351
		1,825,826
Biotechnology-1.63%
AbbVie, Inc.
3.20%, 11/21/2029	359,000	342,125
5.05%, 03/15/2034	345,000	341,393
Amgen, Inc.
5.15%, 03/02/2028	214,000	215,358
5.25%, 03/02/2033	200,000	200,202
Biogen, Inc.
2.25%, 05/01/2030	115,000	104,274
5.75%, 05/15/2035	150,000	152,499
Gilead Sciences, Inc.
1.65%, 10/01/2030	224,000	197,380
4.60%, 09/01/2035	220,000	209,544
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	298,000	262,019
		2,024,794
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2026
	Principal Amount	Value
Broadline Retail-1.01%
Amazon.com, Inc.
2.10%, 05/12/2031	$610,000	$536,788
4.88%, 03/13/2036(b)	560,000	532,597
eBay, Inc., 2.60%, 05/10/2031	200,000	178,940
		1,248,325
Building Products-0.85%
Carlisle Cos., Inc.
2.75%, 03/01/2030	55,000	51,018
2.20%, 03/01/2032	70,000	59,865
Carrier Global Corp.
2.72%, 02/15/2030	105,000	97,674
5.90%, 03/15/2034	95,000	98,056
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029	63,000	59,937
5.88%, 06/01/2033	60,000	61,507
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.
1.75%, 09/15/2030	135,000	119,316
4.90%, 12/01/2032	120,000	118,338
Lennox International, Inc., 5.50%, 09/15/2028	95,000	96,250
Masco Corp., 2.00%, 02/15/2031	155,000	134,830
Owens Corning
5.50%, 06/15/2027	80,000	80,647
5.70%, 06/15/2034	70,000	70,941
		1,048,379
Capital Markets-3.85%
Ameriprise Financial, Inc.
5.70%, 12/15/2028	150,000	153,231
4.50%, 05/13/2032	140,000	136,211
Bank of New York Mellon Corp. (The), 1.80%, 07/28/2031	470,000	406,329
BlackRock, Inc.
1.90%, 01/28/2031	200,000	177,093
4.75%, 05/25/2033	170,000	167,208
Cboe Global Markets, Inc., 1.63%, 12/15/2030	160,000	139,213
Charles Schwab Corp. (The)
2.00%, 03/20/2028	210,000	201,981
2.90%, 03/03/2032	220,000	197,106
CME Group, Inc.
3.75%, 06/15/2028	210,000	207,361
2.65%, 03/15/2032	195,000	173,853
Franklin Resources, Inc., 1.60%, 10/30/2030(b)	120,000	104,844
Franklin Templeton, Inc., 5.50%, 08/10/2036	100,000	98,081
Goldman Sachs Group, Inc. (The)
3.80%, 03/15/2030	428,000	411,061
6.13%, 02/15/2033	340,000	357,424
Jefferies Financial Group, Inc.
4.15%, 01/23/2030	80,000	76,851
6.20%, 04/14/2034	80,000	81,114
Morgan Stanley
3.63%, 01/20/2027	367,000	366,186
7.25%, 04/01/2032	350,000	388,227
MSCI, Inc., 3.25%, 08/15/2033(c)	140,000	121,511
	Principal Amount	Value
Capital Markets-(continued)
Nasdaq, Inc.
1.65%, 01/15/2031	$85,000	$74,098
5.55%, 02/15/2034	80,000	80,845
Northern Trust Corp.
1.95%, 05/01/2030	145,000	130,955
6.13%, 11/02/2032	130,000	136,493
Raymond James Financial, Inc.
4.65%, 04/01/2030	105,000	104,202
4.90%, 09/11/2035	110,000	104,625
State Street Corp., 2.20%, 03/03/2031	195,000	172,508
		4,768,611
Chemicals-2.58%
Air Products and Chemicals, Inc.
2.05%, 05/15/2030	184,000	166,559
4.85%, 02/08/2034	120,000	117,267
CF Industries, Inc., 5.15%, 03/15/2034	200,000	195,740
Dow Chemical Co. (The)
2.10%, 11/15/2030	200,000	176,532
5.65%, 03/15/2036	180,000	176,718
DuPont de Nemours, Inc., 4.73%, 11/15/2028	135,000	134,812
Eastman Chemical Co.
4.50%, 12/01/2028	75,000	74,430
5.75%, 03/08/2033	90,000	91,584
Ecolab, Inc.
4.80%, 03/24/2030	95,000	94,868
5.15%, 06/15/2033	100,000	99,567
EIDP, Inc.
2.30%, 07/15/2030	125,000	112,393
4.80%, 05/15/2033	100,000	95,606
International Flavors & Fragrances, Inc., 2.30%, 11/01/2030(c)	205,000	183,608
Linde, Inc., 1.10%, 08/10/2030	410,000	357,165
LYB International Finance III LLC
2.25%, 10/01/2030	185,000	165,059
5.50%, 03/01/2034	170,000	167,490
Mosaic Co. (The)
5.35%, 08/17/2031	100,000	99,500
5.45%, 11/15/2033	110,000	108,891
PPG Industries, Inc., 3.75%, 03/15/2028	196,000	193,437
Sherwin-Williams Co. (The)
2.95%, 08/15/2029	110,000	104,204
2.20%, 03/15/2032	140,000	120,852
Westlake Corp., 5.55%, 11/15/2035	160,000	155,952
		3,192,234
Commercial Services & Supplies-0.74%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	95,000	94,565
3.57%, 12/01/2031	110,000	99,516
Cintas Corp. No. 2
3.70%, 04/01/2027	93,000	92,657
4.00%, 05/01/2032	75,000	71,241
Republic Services, Inc.
3.95%, 05/15/2028	104,000	102,917
1.75%, 02/15/2032	122,000	103,028
Veralto Corp.
5.35%, 09/18/2028	55,000	55,597
5.45%, 09/18/2033	50,000	50,313
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2026
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Waste Management, Inc.
1.50%, 03/15/2031	$145,000	$124,946
4.95%, 03/15/2035	130,000	127,139
		921,919
Communications Equipment-0.57%
Cisco Systems, Inc.
4.95%, 02/26/2031	270,000	270,975
5.05%, 02/26/2034	250,000	246,983
Motorola Solutions, Inc.
4.60%, 05/23/2029	88,000	87,423
5.40%, 04/15/2034	100,000	99,015
		704,396
Construction & Engineering-0.22%
MasTec, Inc.
5.90%, 06/15/2029	65,000	66,281
5.85%, 09/30/2036	60,000	59,243
Quanta Services, Inc.
2.90%, 10/01/2030	85,000	78,023
5.25%, 08/09/2034	70,000	68,628
		272,175
Construction Materials-0.27%
Eagle Materials, Inc.
2.50%, 07/01/2031	35,000	30,934
5.00%, 03/15/2036	40,000	37,759
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	75,000	66,122
5.15%, 12/01/2034	70,000	68,525
Vulcan Materials Co.
3.50%, 06/01/2030	70,000	66,373
5.35%, 12/01/2034	70,000	69,622
		339,335
Consumer Finance-1.39%
Ally Financial, Inc.
2.20%, 11/02/2028	130,000	122,769
8.00%, 11/01/2031	115,000	126,475
American Express Co., 4.05%, 05/03/2029	500,000	493,493
Capital One Financial Corp.
3.80%, 01/31/2028	230,000	227,359
6.70%, 11/29/2032	205,000	218,962
General Motors Financial Co., Inc.
5.80%, 01/07/2029	260,000	264,856
3.10%, 01/12/2032	295,000	264,034
		1,717,948
Consumer Staples Distribution & Retail-2.65%
Costco Wholesale Corp.
1.60%, 04/20/2030	295,000	265,075
1.75%, 04/20/2032	355,000	303,503
Dollar General Corp.
3.50%, 04/03/2030	130,000	123,014
5.45%, 07/05/2033	172,000	172,229
Dollar Tree, Inc.
4.20%, 05/15/2028	97,000	96,077
2.65%, 12/01/2031	110,000	97,034
Kroger Co. (The)
4.50%, 01/15/2029	210,000	208,883
5.00%, 09/15/2034	270,000	261,020
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Sysco Corp.
5.95%, 04/01/2030	$135,000	$138,397
5.40%, 03/23/2035	210,000	206,265
Target Corp.
3.38%, 04/15/2029(b)	245,000	237,959
4.50%, 09/15/2032	195,000	191,827
Walmart, Inc.
3.70%, 06/26/2028(b)	505,000	499,096
1.80%, 09/22/2031(b)	555,000	484,216
		3,284,595
Containers & Packaging-0.78%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	120,000	107,781
AptarGroup, Inc., 4.75%, 03/30/2031	90,000	88,335
Avery Dennison Corp.
4.88%, 12/06/2028	91,000	91,154
2.25%, 02/15/2032	85,000	73,170
Berry Global, Inc., 5.65%, 01/15/2034	90,000	90,591
Packaging Corp. of America
3.00%, 12/15/2029	75,000	70,801
5.20%, 08/15/2035	70,000	68,623
Smurfit Kappa Treasury Unlimited Co. (Ireland), 5.44%, 04/03/2034	100,000	99,816
Sonoco Products Co.
3.13%, 05/01/2030	75,000	69,901
5.00%, 09/01/2034	60,000	57,774
WRKCo, Inc., 4.90%, 03/15/2029	150,000	150,036
		967,982
Distributors-0.30%
Genuine Parts Co.
1.88%, 11/01/2030	110,000	95,492
2.75%, 02/01/2032	110,000	95,555
LKQ Corp.
5.75%, 06/15/2028	75,000	75,831
6.25%, 06/15/2033	105,000	107,569
		374,447
Diversified REITs-0.63%
American Assets Trust L.P.
3.38%, 02/01/2031	30,000	27,201
6.15%, 10/01/2034	30,000	29,820
CubeSmart L.P.
2.25%, 12/15/2028	65,000	61,449
2.50%, 02/15/2032	125,000	108,550
Digital Realty Trust L.P., 3.60%, 07/01/2029	230,000	221,900
VICI Properties L.P.
4.75%, 02/15/2028	95,000	94,840
5.13%, 05/15/2032	107,000	104,086
W.P. Carey, Inc., 2.40%, 02/01/2031	155,000	137,908
		785,754
Diversified Telecommunication Services-1.26%
AT&T, Inc.
4.30%, 02/15/2030	384,000	376,175
2.55%, 12/01/2033	495,000	409,046
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2026
	Principal Amount	Value
Diversified Telecommunication Services-(continued)
Verizon Communications, Inc.
2.55%, 03/21/2031	$440,000	$396,042
2.36%, 03/15/2032	436,000	377,247
		1,558,510
Electric Utilities-5.30%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	166,000	149,362
Alexander Funding Trust II, 7.47%, 07/31/2028(c)	125,000	129,935
American Electric Power Co., Inc., 5.63%, 03/01/2033	170,000	173,282
American Transmission Systems, Inc., 2.65%, 01/15/2032(c)	120,000	105,956
Arizona Public Service Co., 5.55%, 08/01/2033	70,000	70,594
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	500,000	478,608
CenterPoint Energy Houston Electric LLC, Series AQ, 4.95%, 08/15/2035	100,000	96,718
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/2031	145,000	129,052
5.50%, 03/15/2034	120,000	121,697
Constellation Energy Generation LLC
5.60%, 03/01/2028	105,000	106,346
5.80%, 03/01/2033	100,000	102,506
Duke Energy Carolinas LLC, 4.95%, 01/15/2033	240,000	237,577
Duke Energy Corp., 2.55%, 06/15/2031	225,000	200,995
Entergy Corp., 1.90%, 06/15/2028	140,000	133,199
Entergy Louisiana LLC, 4.00%, 03/15/2033	120,000	111,784
Evergy Kansas Central, Inc., 5.25%, 03/15/2035	150,000	147,363
Evergy, Inc., 2.90%, 09/15/2029	91,000	85,813
Eversource Energy, 3.38%, 03/01/2032	180,000	163,809
Exelon Corp.
4.05%, 04/15/2030	150,000	145,301
5.30%, 03/15/2033	180,000	179,436
Florida Power & Light Co., 2.45%, 02/03/2032	240,000	211,306
Interstate Power and Light Co., 4.10%, 09/26/2028	85,000	83,903
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	105,000	103,957
Narragansett Electric Co. (The), 3.40%, 04/09/2030(c)	110,000	104,250
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030	233,000	211,307
NRG Energy, Inc., 7.00%, 03/15/2033(c)	90,000	95,551
Pacific Gas and Electric Co.
4.55%, 07/01/2030	125,000	121,887
6.40%, 06/15/2033	120,000	124,491
PacifiCorp, 5.45%, 02/15/2034	510,000	505,555
Pinnacle West Capital Corp., 4.65%, 06/01/2029	80,000	79,517
PPL Electric Utilities Corp., 5.00%, 05/15/2033	110,000	108,808
Public Service Co. of Colorado
1.88%, 06/15/2031	166,000	143,765
5.35%, 05/15/2034	120,000	119,348
	Principal Amount	Value
Electric Utilities-(continued)
San Diego Gas & Electric Co.
5.40%, 04/15/2035	$130,000	$128,961
Series VVV, 1.70%, 10/01/2030	155,000	136,438
Southern California Edison Co.
5.25%, 03/15/2030	145,000	144,989
5.95%, 11/01/2032	155,000	158,575
Southern Co. (The)
5.70%, 03/15/2034	200,000	202,888
Series A, 3.70%, 04/30/2030(b)	262,000	250,833
Virginia Electric and Power Co., 4.95%, 03/15/2036	190,000	180,817
Wisconsin Electric Power Co.
4.15%, 10/15/2030	110,000	106,877
4.75%, 09/30/2032	105,000	103,489
Wisconsin Power and Light Co., 3.95%, 09/01/2032	75,000	70,395
		6,567,240
Electrical Equipment-0.54%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	90,000	79,909
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	90,000	90,576
Emerson Electric Co.
0.88%, 10/15/2026	125,000	124,538
2.20%, 12/21/2031	135,000	118,107
Hubbell, Inc.
4.65%, 06/15/2031	70,000	68,860
5.15%, 06/15/2036	100,000	96,750
Vertiv Holdings Co., 4.85%, 03/15/2036	100,000	94,676
		673,416
Electronic Equipment, Instruments & Components-1.14%
Amphenol Corp.
2.80%, 02/15/2030	95,000	88,700
4.63%, 02/15/2036	90,000	84,625
Arrow Electronics, Inc.
3.88%, 01/12/2028	108,000	106,545
2.95%, 02/15/2032	115,000	100,727
Flex Ltd.
4.88%, 06/15/2029	85,000	84,252
5.25%, 01/15/2032	105,000	102,766
Jabil, Inc.
3.00%, 01/15/2031	165,000	149,900
4.75%, 02/01/2033	90,000	86,158
Keysight Technologies, Inc.
3.00%, 10/30/2029	60,000	56,593
4.95%, 10/15/2034	63,000	60,859
TD SYNNEX Corp.
4.30%, 01/17/2029	100,000	98,256
6.10%, 04/12/2034	100,000	101,721
Teledyne Technologies, Inc., 2.75%, 04/01/2031	140,000	126,461
Trimble, Inc.
4.90%, 06/15/2028	45,000	44,887
6.10%, 03/15/2033	45,000	46,259
Vontier Corp., 2.95%, 04/01/2031	80,000	72,384
		1,411,093
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2026
	Principal Amount	Value
Energy Equipment & Services-0.62%
Halliburton Co.
2.92%, 03/01/2030	$105,000	$98,114
4.85%, 11/15/2035	120,000	114,002
Helmerich & Payne, Inc., 2.90%, 09/29/2031	95,000	84,614
NOV, Inc., 3.60%, 12/01/2029	123,000	118,032
Patterson-UTI Energy, Inc., 6.05%, 05/15/2036	80,000	79,506
Schlumberger Holdings Corp., 3.90%, 05/17/2028(c)	140,000	138,317
Schlumberger Investment S.A., 5.15%, 05/07/2036	140,000	137,072
		769,657
Entertainment-0.78%
Netflix, Inc.
4.88%, 06/15/2030(c)	175,000	174,692
4.90%, 08/15/2034	180,000	176,237
Take-Two Interactive Software, Inc.
4.95%, 03/28/2028	50,000	50,144
4.00%, 04/14/2032	121,000	113,423
Walt Disney Co. (The)
2.65%, 01/13/2031	280,000	256,401
6.20%, 12/15/2034	180,000	192,168
		963,065
Financial Services-3.29%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.00%, 10/29/2028	100,000	96,091
3.40%, 10/29/2033	110,000	96,046
Apollo Global Management, Inc., 6.38%, 11/15/2033(b)	315,000	330,568
Block Financial LLC, 3.88%, 08/15/2030	105,000	99,210
Corebridge Financial, Inc.
3.65%, 04/05/2027	195,000	194,044
3.90%, 04/05/2032	190,000	175,957
Enact Holdings, Inc., 6.25%, 05/28/2029	75,000	76,811
Equitable Holdings, Inc.
4.35%, 04/20/2028	151,000	149,823
5.59%, 01/11/2033	149,000	150,175
Essent Group Ltd., 6.25%, 07/01/2029	80,000	82,025
Fidelity National Information Services, Inc.
4.55%, 03/10/2029	110,000	108,773
5.10%, 07/15/2032	120,000	118,233
Fiserv, Inc.
3.50%, 07/01/2029	163,000	156,242
5.63%, 08/21/2033	135,000	133,752
GABX Leasing LLC
4.63%, 04/15/2031(c)	40,000	38,897
5.30%, 04/15/2036(c)	80,000	77,475
Global Payments, Inc.
3.20%, 08/15/2029	93,000	87,897
5.55%, 11/15/2035	95,000	90,758
Jackson Financial, Inc., 6.15%, 01/15/2037	150,000	146,778
LPL Holdings, Inc.
6.75%, 11/17/2028	55,000	56,955
6.00%, 05/20/2034	55,000	55,535
Mastercard, Inc.
3.35%, 03/26/2030	165,000	157,257
4.35%, 01/15/2032	170,000	165,464
	Principal Amount	Value
Financial Services-(continued)
PayPal Holdings, Inc.
2.85%, 10/01/2029	$140,000	$131,976
4.40%, 06/01/2032	150,000	143,535
Radian Group, Inc., 6.20%, 05/15/2029	80,000	82,202
State Street Bank and Trust Co., 5.22%, 07/23/2034	180,000	179,566
TPG Operating Group II L.P., 5.88%, 03/05/2034	60,000	60,349
TPG Operating Group II, L.P., 4.88%, 05/15/2031	110,000	107,519
Visa, Inc.
2.05%, 04/15/2030(b)	225,000	205,327
4.15%, 12/14/2035(b)	210,000	195,973
Western Union Co. (The)
4.75%, 06/15/2029	60,000	59,159
6.20%, 11/17/2036	70,000	70,869
		4,081,241
Food Products-2.49%
Archer-Daniels-Midland Co.
3.25%, 03/27/2030	170,000	160,993
2.90%, 03/01/2032	175,000	157,400
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	170,000	153,664
4.65%, 09/17/2034	130,000	123,624
Campbell’s Co. (The)
2.38%, 04/24/2030	100,000	90,412
5.40%, 03/21/2034	80,000	77,243
Conagra Brands, Inc.
4.85%, 11/01/2028	95,000	94,621
5.75%, 08/01/2035	90,000	88,902
Flowers Foods, Inc.
2.40%, 03/15/2031	55,000	47,400
5.75%, 03/15/2035	50,000	47,137
General Mills, Inc.
4.20%, 04/17/2028	126,000	125,026
4.95%, 03/29/2033	130,000	127,208
Hershey Co. (The)
4.75%, 02/24/2030	100,000	100,071
5.10%, 02/24/2035	110,000	109,953
Hormel Foods Corp., 1.80%, 06/11/2030	255,000	227,964
Ingredion, Inc., 2.90%, 06/01/2030	140,000	130,125
J.M. Smucker Co. (The), 6.20%, 11/15/2033	70,000	73,485
JM Smucker Co. (The), 2.38%, 03/15/2030	85,000	77,984
Kraft Heinz Foods Co. (The)
3.75%, 04/01/2030	180,000	172,430
5.00%, 07/15/2035	165,000	157,769
McCormick & Co., Inc.
1.85%, 02/15/2031	95,000	83,048
4.70%, 10/15/2034	70,000	66,431
Mondelez International, Inc.
2.75%, 04/13/2030	171,000	158,787
3.00%, 03/17/2032	190,000	171,079
Tyson Foods, Inc.
4.35%, 03/01/2029	135,000	133,530
4.88%, 08/15/2034	135,000	129,553
		3,085,839
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2026
	Principal Amount	Value
Gas Utilities-0.42%
Atmos Energy Corp.
1.50%, 01/15/2031	$80,000	$69,335
5.90%, 11/15/2033	70,000	72,816
National Fuel Gas Co.
2.95%, 03/01/2031	60,000	54,348
5.95%, 03/15/2035	50,000	50,855
ONE Gas, Inc., 5.10%, 04/01/2029	100,000	100,711
Southwest Gas Corp., 4.05%, 03/15/2032	185,000	174,703
		522,768
Ground Transportation-1.15%
CSX Corp.
4.25%, 03/15/2029	120,000	118,803
4.10%, 11/15/2032	130,000	123,951
J.B. Hunt Transport Services, Inc., 4.90%, 03/15/2030	140,000	139,360
Norfolk Southern Corp.
5.05%, 08/01/2030	115,000	115,709
3.00%, 03/15/2032	150,000	135,621
Ryder System, Inc.
5.25%, 06/01/2028	75,000	75,604
6.60%, 12/01/2033	70,000	74,951
Uber Technologies, Inc.
4.30%, 01/15/2030	165,000	161,895
4.80%, 09/15/2034	120,000	114,799
Union Pacific Corp.
3.95%, 09/10/2028	184,000	181,865
2.80%, 02/14/2032	205,000	184,078
		1,426,636
Health Care Equipment & Supplies-2.52%
Abbott Laboratories
3.75%, 11/30/2026	260,000	259,809
4.65%, 03/15/2036	200,000	189,502
Augusta SpinCo Corp.
4.66%, 03/23/2031	50,000	49,155
5.25%, 03/23/2036	50,000	48,778
Baxter International, Inc.
1.92%, 02/01/2027	130,000	128,618
2.54%, 02/01/2032	125,000	107,462
Becton, Dickinson and Co.
1.96%, 02/11/2031	125,000	109,593
5.11%, 02/08/2034	110,000	108,218
Boston Scientific Corp., 2.65%, 06/01/2030	220,000	202,798
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030(b)	109,000	100,807
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029(b)	306,000	285,976
Edwards Lifesciences Corp., 4.30%, 06/15/2028	172,000	170,881
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	95,000	96,072
5.91%, 11/22/2032	95,000	98,402
Medtronic, Inc., 4.38%, 03/15/2035	430,000	404,529
Solventum Corp.
5.40%, 03/01/2029	70,000	70,779
5.60%, 03/23/2034	130,000	130,594
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	130,000	116,959
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Stryker Corp.
1.95%, 06/15/2030	$140,000	$125,736
5.20%, 02/10/2035	120,000	118,846
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/2028	70,000	70,804
2.60%, 11/24/2031	150,000	132,676
		3,126,994
Health Care Providers & Services-4.28%
Cardinal Health, Inc.
3.41%, 06/15/2027(b)	224,000	222,309
5.45%, 02/15/2034	221,000	221,298
Cencora, Inc.
2.70%, 03/15/2031	330,000	298,404
4.90%, 02/13/2036(b)	260,000	248,108
Cigna Group (The)
4.38%, 10/15/2028	280,000	277,936
5.25%, 01/15/2036(b)	280,000	273,689
CVS Health Corp.
4.30%, 03/25/2028	360,000	357,659
5.25%, 02/21/2033	355,000	353,723
Elevance Health, Inc.
2.25%, 05/15/2030	255,000	231,902
5.20%, 02/15/2035(b)	230,000	225,552
HCA, Inc.
3.50%, 09/01/2030	190,000	179,313
3.63%, 03/15/2032	180,000	165,638
Humana, Inc.
5.38%, 04/15/2031	160,000	160,352
5.95%, 03/15/2034	160,000	162,537
Icon Investments Six DAC
5.85%, 05/08/2029	77,000	78,371
6.00%, 05/08/2034	75,000	75,779
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	85,000	79,970
4.80%, 10/01/2034	85,000	81,453
McKesson Corp.
4.65%, 05/30/2030(b)	250,000	248,020
5.10%, 07/15/2033(b)	305,000	304,501
Quest Diagnostics, Inc.
2.95%, 06/30/2030	85,000	79,062
5.00%, 12/15/2034	80,000	77,874
UnitedHealth Group, Inc.
2.00%, 05/15/2030	430,000	388,076
5.35%, 02/15/2033	376,000	379,289
Universal Health Services, Inc.
2.65%, 10/15/2030	80,000	71,859
5.05%, 10/15/2034	70,000	66,143
		5,308,817
Health Care REITs-0.80%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030	80,000	79,002
2.00%, 05/18/2032	95,000	78,951
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	120,000	104,301
Healthpeak OP LLC, 5.25%, 12/15/2032	70,000	69,298
Healthpeak Properties, Inc., 3.00%, 01/15/2030	80,000	74,986
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2026
	Principal Amount	Value
Health Care REITs-(continued)
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	$55,000	$50,536
3.25%, 04/15/2033	50,000	43,470
Sabra Health Care L.P., 3.20%, 12/01/2031	90,000	80,768
Ventas Realty L.P.
2.50%, 09/01/2031	94,000	82,908
5.00%, 01/15/2035	100,000	96,375
Welltower OP LLC
2.80%, 06/01/2031	133,000	120,808
5.13%, 07/01/2035	110,000	107,983
		989,386
Hotel & Resort REITs-0.11%
Host Hotels & Resorts L.P.
5.50%, 04/15/2035	60,000	58,769
Series H, 3.38%, 12/15/2029	79,000	74,968
		133,737
Hotels, Restaurants & Leisure-1.59%
Airbnb, Inc.
4.65%, 03/16/2031	60,000	59,178
5.25%, 03/16/2036	60,000	58,733
Booking Holdings, Inc.
3.55%, 03/15/2028	120,000	118,180
5.38%, 05/07/2036	100,000	98,612
Choice Hotels International, Inc., 5.85%, 08/01/2034	65,000	64,765
Darden Restaurants, Inc.
3.85%, 05/01/2027	74,000	73,719
6.30%, 10/10/2033	70,000	73,409
Expedia Group, Inc.
3.80%, 02/15/2028	63,000	62,198
5.40%, 02/15/2035	120,000	117,151
Hyatt Hotels Corp.
5.75%, 01/30/2027	50,000	50,196
5.75%, 03/30/2032	40,000	40,658
Las Vegas Sands Corp.
3.90%, 08/08/2029	80,000	77,178
6.20%, 08/15/2034	80,000	80,936
Marriott International, Inc.
5.35%, 03/15/2035	80,000	78,688
Series FF, 4.63%, 06/15/2030	85,000	83,852
McDonald’s Corp.
3.60%, 07/01/2030	200,000	191,643
4.95%, 03/03/2035	200,000	194,750
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(c)	70,000	70,545
6.00%, 02/01/2033(c)	70,000	70,442
Starbucks Corp.
2.55%, 11/15/2030	175,000	159,055
3.00%, 02/14/2032	167,000	150,963
		1,974,851
Household Durables-1.07%
D.R. Horton, Inc.
1.40%, 10/15/2027	145,000	140,130
5.00%, 10/15/2034	130,000	125,981
Leggett & Platt, Inc., 4.40%, 03/15/2029	105,000	101,467
Lennar Corp., 4.75%, 11/29/2027	265,000	265,169
Meritage Homes Corp., 5.65%, 03/15/2035	95,000	94,304
	Principal Amount	Value
Household Durables-(continued)
Mohawk Industries, Inc., 3.63%, 05/15/2030	$150,000	$142,987
NVR, Inc., 3.00%, 05/15/2030	150,000	139,562
Toll Brothers Finance Corp., 5.60%, 06/15/2035	120,000	119,124
Tyco Electronics Group S.A. (Switzerland)
4.50%, 02/09/2031	100,000	98,130
2.50%, 02/04/2032	115,000	100,829
		1,327,683
Household Products-1.22%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	175,000	180,802
Clorox Co. (The)
3.90%, 05/15/2028	85,000	83,853
4.60%, 05/01/2032	85,000	82,246
Colgate-Palmolive Co.
4.20%, 05/01/2030	190,000	187,981
3.25%, 08/15/2032	140,000	129,165
Kimberly-Clark Corp.
3.20%, 04/25/2029	127,000	122,229
2.00%, 11/02/2031	145,000	125,831
Procter & Gamble Co. (The)
1.95%, 04/23/2031	340,000	301,329
4.05%, 01/26/2033(b)	310,000	298,530
		1,511,966
Independent Power and Renewable Electricity Producers-0.26%
AES Corp. (The)
2.45%, 01/15/2031	110,000	97,125
5.80%, 03/15/2032	110,000	110,366
NSTAR Electric Co., 3.20%, 05/15/2027	113,000	112,093
		319,584
Industrial Conglomerates-0.87%
3M Co.
2.38%, 08/26/2029	185,000	172,831
5.15%, 03/15/2035	200,000	197,444
Eaton Corp.
4.20%, 03/06/2031	160,000	154,945
4.80%, 03/06/2036	140,000	133,903
Honeywell International, Inc.
1.75%, 09/01/2031	240,000	206,100
4.50%, 01/15/2034	220,000	210,253
		1,075,476
Insurance-6.38%
Aflac, Inc.
3.60%, 04/01/2030	139,000	132,784
5.15%, 05/14/2036	160,000	156,192
Allstate Corp. (The)
1.45%, 12/15/2030	190,000	163,864
5.25%, 03/30/2033	160,000	160,188
American International Group, Inc.
4.85%, 05/07/2030	180,000	179,469
5.13%, 03/27/2033	185,000	183,236
Aon Corp., 2.80%, 05/15/2030	110,000	101,550
Aon North America, Inc., 5.45%, 03/01/2034	100,000	99,394
Arch Capital Group Ltd., 5.25%, 06/15/2036	210,000	204,613
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2026
	Principal Amount	Value
Insurance-(continued)
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	$95,000	$94,839
5.15%, 02/15/2035	110,000	106,763
Assured Guaranty US Holdings, Inc., 3.15%, 06/15/2031	90,000	82,597
Brighthouse Financial, Inc., 5.63%, 05/15/2030(b)	245,000	245,086
Brown & Brown, Inc.
2.38%, 03/15/2031	130,000	114,637
5.55%, 06/23/2035	50,000	48,886
Chubb INA Holdings LLC
1.38%, 09/15/2030	230,000	200,286
5.00%, 03/15/2034	240,000	235,480
CNA Financial Corp.
3.90%, 05/01/2029	113,000	110,111
5.13%, 02/15/2034	101,000	98,171
CNO Financial Group, Inc.
5.25%, 05/30/2029	53,000	52,943
6.45%, 06/15/2034	55,000	56,278
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	160,000	150,492
Fidelity National Financial, Inc., 3.40%, 06/15/2030	215,000	200,782
First American Financial Corp., 2.40%, 08/15/2031	160,000	138,427
Five Corners Funding Trust II, 2.85%, 05/15/2030(c)	265,000	245,107
Globe Life, Inc., 4.55%, 09/15/2028	141,000	140,232
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	100,000	97,755
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/2029	304,000	287,750
Jackson National Life Global Funding, 4.55%, 09/09/2030(c)	150,000	146,025
Lincoln National Corp.
3.40%, 01/15/2031	235,000	218,453
5.35%, 11/15/2035	165,000	158,259
Loews Corp.
3.20%, 05/15/2030	110,000	103,606
4.94%, 04/01/2036	110,000	104,493
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	133,000	131,696
5.00%, 03/15/2035	150,000	144,572
MetLife, Inc.
4.55%, 03/23/2030	245,000	242,737
5.70%, 06/15/2035	260,000	264,645
Old Republic International Corp., 5.70%, 06/01/2036	190,000	186,289
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035(c)	200,000	201,587
Primerica, Inc., 2.80%, 11/19/2031	105,000	93,383
Principal Financial Group, Inc.
2.13%, 06/15/2030	197,000	177,227
6.05%, 10/15/2036	140,000	143,801
Progressive Corp. (The)
4.00%, 03/01/2029	175,000	172,223
3.00%, 03/15/2032	180,000	162,311
Prudential Financial, Inc., 5.20%, 03/14/2035(b)	270,000	264,951
	Principal Amount	Value
Insurance-(continued)
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	$140,000	$140,876
RGA Global Funding
5.50%, 01/11/2031(c)	95,000	95,859
5.00%, 08/25/2032(c)	100,000	97,808
Travelers Cos., Inc. (The), 4.95%, 07/24/2031	170,000	169,313
Travelers Property Casualty Corp., 6.38%, 03/15/2033	145,000	155,446
Willis North America, Inc.
2.95%, 09/15/2029	110,000	103,609
5.35%, 05/15/2033	140,000	139,447
		7,906,528
Interactive Media & Services-1.26%
Alphabet, Inc.
1.10%, 08/15/2030(b)	570,000	495,828
4.50%, 05/15/2035(b)	475,000	450,808
Meta Platforms, Inc.
3.50%, 08/15/2027	310,000	307,784
4.88%, 11/15/2035(b)	330,000	309,023
		1,563,443
IT Services-0.64%
Amdocs Ltd., 2.54%, 06/15/2030	133,000	119,532
DXC Technology Co., 2.38%, 09/15/2028	163,000	154,164
International Business Machines Corp., 3.50%, 05/15/2029(b)	260,000	251,712
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	91,000	90,544
3.15%, 10/15/2031	125,000	104,344
VeriSign, Inc., 2.70%, 06/15/2031	85,000	75,722
		796,018
Leisure Products-0.42%
Brunswick Corp., 2.40%, 08/18/2031	120,000	104,111
Hasbro, Inc.
3.90%, 11/19/2029	63,000	60,935
6.05%, 05/14/2034	77,000	79,297
Mattel, Inc., 5.00%, 11/17/2030	100,000	98,875
Polaris, Inc., 6.95%, 03/15/2029	170,000	176,926
		520,144
Life Sciences Tools & Services-0.75%
Agilent Technologies, Inc.
2.30%, 03/12/2031	75,000	66,760
4.75%, 09/09/2034	70,000	67,498
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	103,000	95,127
Illumina, Inc., 2.55%, 03/23/2031	105,000	93,838
IQVIA, Inc., 6.25%, 02/01/2029	180,000	184,903
Revvity, Inc.
3.30%, 09/15/2029	48,000	45,632
2.25%, 09/15/2031	65,000	56,630
Thermo Fisher Scientific, Inc.
4.80%, 11/21/2027	156,000	156,710
2.00%, 10/15/2031	180,000	156,480
		923,578
Machinery-2.78%
AGCO Corp., 5.80%, 03/21/2034	180,000	180,676
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2026
	Principal Amount	Value
Machinery-(continued)
Caterpillar, Inc.
2.60%, 04/09/2030(b)	$285,000	$265,162
5.20%, 05/15/2035	200,000	199,604
CNH Industrial N.V., 3.85%, 11/15/2027	230,000	227,747
Cummins, Inc.
1.50%, 09/01/2030	135,000	118,945
5.30%, 05/09/2035	120,000	119,540
Flowserve Corp.
3.50%, 10/01/2030	110,000	103,271
2.80%, 01/15/2032	50,000	43,935
Fortive Corp.
4.75%, 05/15/2031	70,000	68,522
5.25%, 05/15/2036	60,000	58,141
IDEX Corp., 2.63%, 06/15/2031	110,000	98,332
Illinois Tool Works, Inc., 2.65%, 11/15/2026	274,000	273,182
Ingersoll Rand, Inc.
5.40%, 08/14/2028	50,000	50,619
5.70%, 08/14/2033	110,000	112,224
John Deere Capital Corp.
4.95%, 07/14/2028	190,000	191,639
5.10%, 04/11/2034	185,000	184,414
Nordson Corp.
4.50%, 12/15/2029	40,000	39,440
5.80%, 09/15/2033	40,000	40,872
Otis Worldwide Corp.
2.57%, 02/15/2030	95,000	87,731
5.13%, 11/19/2031	80,000	80,239
Parker-Hannifin Corp.
3.25%, 06/14/2029	122,000	117,198
4.20%, 11/21/2034	115,000	107,079
Stanley Black & Decker, Inc.
2.30%, 03/15/2030	91,000	82,898
3.00%, 05/15/2032	95,000	84,636
Trane Technologies Financing Ltd.
3.80%, 03/21/2029	100,000	97,733
5.25%, 03/03/2033	100,000	100,636
Wabtec Corp.
3.45%, 11/15/2026	112,000	111,749
5.61%, 03/11/2034	65,000	65,651
Xylem, Inc.
2.25%, 01/30/2031	70,000	62,575
5.45%, 06/01/2036	70,000	69,862
		3,444,252
Marine Transportation-0.07%
Kirby Corp., 4.20%, 03/01/2028	83,000	82,242
Media-0.89%
Comcast Corp.
4.15%, 10/15/2028	320,000	316,321
4.25%, 01/15/2033	310,000	290,785
Fox Corp.
4.71%, 01/25/2029	150,000	149,338
6.50%, 10/13/2033	85,000	89,570
Omnicom Group, Inc.
2.60%, 08/01/2031	110,000	97,740
5.00%, 06/02/2033	160,000	154,512
		1,098,266
	Principal Amount	Value
Metals & Mining-1.17%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034(b)	$255,000	$254,044
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	260,000	261,940
Nucor Corp.
3.95%, 05/01/2028	154,000	152,606
3.13%, 04/01/2032	145,000	131,870
Reliance, Inc., 2.15%, 08/15/2030	170,000	152,121
Southern Copper Corp. (Mexico), 7.50%, 07/27/2035	285,000	322,804
Steel Dynamics, Inc.
3.45%, 04/15/2030	91,000	86,351
5.25%, 05/15/2035	90,000	88,474
		1,450,210
Multi-Utilities-1.12%
Ameren Corp.
3.50%, 01/15/2031	95,000	89,133
5.38%, 03/15/2035	110,000	108,754
CenterPoint Energy, Inc., 5.40%, 06/01/2029	150,000	152,286
Consumers Energy Co.
4.90%, 02/15/2029	90,000	90,393
4.63%, 05/15/2033	105,000	101,810
Dominion Energy, Inc., Series C, 2.25%, 08/15/2031	180,000	157,323
DTE Electric Co., Series C, 2.63%, 03/01/2031	125,000	113,381
DTE Energy Co., 5.85%, 06/01/2034	100,000	102,206
NiSource, Inc.
3.60%, 05/01/2030	75,000	71,648
5.35%, 04/01/2034	80,000	79,662
NorthWestern Corp., 5.07%, 03/21/2030(c)	92,000	92,158
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	105,000	105,802
2.45%, 11/15/2031	140,000	122,850
		1,387,406
Office REITs-0.35%
Boston Properties L.P.
3.25%, 01/30/2031	90,000	82,987
5.75%, 01/15/2035	80,000	79,316
COPT Defense Properties L.P., 2.75%, 04/15/2031	75,000	67,307
Cousins Properties L.P.
5.25%, 07/15/2030	50,000	50,011
5.88%, 10/01/2034	40,000	40,339
Kilroy Realty L.P., 3.05%, 02/15/2030	123,000	113,100
		433,060
Oil, Gas & Consumable Fuels-5.38%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029	120,000	115,715
Cheniere Energy, Inc., 5.65%, 04/15/2034	120,000	121,101
Chevron Corp., 2.24%, 05/11/2030(b)	430,000	393,731
Chevron USA, Inc., 4.98%, 04/15/2035	360,000	356,470
ConocoPhillips Co.
6.95%, 04/15/2029	225,000	237,202
5.05%, 09/15/2033(b)	280,000	279,437
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2026
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Devon Energy Corp.
3.90%, 05/15/2027(c)	$135,000	$134,535
7.88%, 09/30/2031	110,000	123,608
Diamondback Energy, Inc.
3.50%, 12/01/2029	115,000	110,230
5.40%, 04/18/2034	105,000	104,860
EOG Resources, Inc.
4.38%, 04/15/2030	210,000	206,660
5.35%, 01/15/2036	210,000	207,905
EQT Corp.
7.00%, 02/01/2030	76,000	80,372
5.75%, 02/01/2034	85,000	85,755
Expand Energy Corp., 5.70%, 01/15/2035	240,000	239,270
Exxon Mobil Corp., 2.61%, 10/15/2030	1,040,000	958,934
HF Sinclair Corp.
5.75%, 01/15/2031	95,000	96,685
6.25%, 01/15/2035	90,000	92,318
Kinder Morgan, Inc.
4.30%, 03/01/2028	160,000	159,549
5.20%, 06/01/2033	180,000	179,291
Marathon Petroleum Corp.
5.15%, 03/01/2030	225,000	226,616
5.70%, 03/01/2035(b)	215,000	217,254
ONEOK, Inc.
4.55%, 07/15/2028	161,000	160,416
5.05%, 11/01/2034	135,000	130,421
Ovintiv, Inc., 7.38%, 11/01/2031	175,000	191,150
Phillips 66
2.15%, 12/15/2030	220,000	198,088
4.65%, 11/15/2034	230,000	219,567
Targa Resources Corp.
5.20%, 07/01/2027	105,000	105,635
5.50%, 02/15/2035	90,000	89,192
Valero Energy Corp.
2.15%, 09/15/2027	255,000	249,122
7.50%, 04/15/2032	236,000	263,073
Williams Cos., Inc. (The)
2.60%, 03/15/2031(b)	225,000	201,789
5.15%, 03/15/2034	140,000	137,027
		6,672,978
Passenger Airlines-0.58%
Delta Air Lines, Inc., 4.95%, 07/10/2028	285,000	285,493
Southwest Airlines Co.
5.13%, 06/15/2027	85,000	85,344
5.25%, 11/15/2035	80,000	75,493
United AirLines, Inc., 4.63%, 04/15/2029(c)	280,000	275,921
		722,251
Personal Care Products-0.36%
Estee Lauder Cos., Inc. (The)
2.38%, 12/01/2029	158,000	146,298
4.65%, 05/15/2033	100,000	96,559
Kenvue, Inc.
5.05%, 03/22/2028	100,000	100,663
4.90%, 03/22/2033	108,000	106,503
		450,023
	Principal Amount	Value
Pharmaceuticals-2.50%
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	$244,000	$235,625
5.20%, 02/22/2034	240,000	240,074
Eli Lilly and Co.
3.38%, 03/15/2029	216,000	209,898
4.70%, 02/09/2034	200,000	195,224
Johnson & Johnson
1.30%, 09/01/2030(b)	430,000	378,504
5.00%, 03/01/2035	325,000	325,364
Merck & Co., Inc.
3.40%, 03/07/2029(b)	295,000	286,790
2.15%, 12/10/2031	345,000	300,906
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/2028	320,000	319,311
4.75%, 05/19/2033	323,000	315,062
Royalty Pharma PLC
2.20%, 09/02/2030	70,000	62,874
5.20%, 09/25/2035	60,000	58,338
Zoetis, Inc.
2.00%, 05/15/2030	95,000	85,510
5.60%, 11/16/2032	80,000	81,650
		3,095,130
Professional Services-1.03%
Automatic Data Processing, Inc.
1.25%, 09/01/2030(b)	228,000	199,133
4.45%, 09/09/2034	140,000	133,783
Broadridge Financial Solutions, Inc.
2.60%, 05/01/2031	80,000	71,203
5.75%, 05/15/2036	60,000	59,379
Concentrix Corp.
6.60%, 08/02/2028	50,000	50,416
6.85%, 08/02/2033	60,000	57,867
Equifax, Inc.
5.10%, 12/15/2027	90,000	90,501
2.35%, 09/15/2031	80,000	69,786
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	65,000	66,733
Jacobs Solutions, Inc., 5.38%, 03/03/2036	110,000	105,415
Paychex, Inc.
5.10%, 04/15/2030	110,000	110,075
5.35%, 04/15/2032	130,000	129,929
Verisk Analytics, Inc.
4.13%, 03/15/2029	70,000	68,882
5.75%, 04/01/2033	60,000	61,142
		1,274,244
Real Estate Management & Development-0.17%
CBRE Services, Inc.
2.50%, 04/01/2031	120,000	106,945
5.95%, 08/15/2034	100,000	101,934
		208,879
Residential REITs-0.86%
American Homes 4 Rent L.P.
4.25%, 02/15/2028	53,000	52,576
3.63%, 04/15/2032	60,000	54,879
Camden Property Trust
2.80%, 05/15/2030	65,000	60,272
4.90%, 02/28/2036	60,000	57,169
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2026
	Principal Amount	Value
Residential REITs-(continued)
ERP Operating L.P.
2.30%, 03/01/2030	$85,000	$77,914
2.05%, 01/15/2032	90,000	77,648
Essex Portfolio L.P.
3.00%, 01/15/2030	70,000	65,667
2.65%, 03/15/2032	75,000	65,697
Invitation Homes Operating Partnership L.P.
2.00%, 08/15/2031	80,000	68,401
4.95%, 01/15/2033	100,000	97,098
Mid-America Apartments L.P., 3.95%, 03/15/2029	70,000	68,550
Mid-America Apartments, L.P., 4.65%, 01/15/2033	70,000	67,546
Sun Communities Operating L.P., 2.70%, 07/15/2031	145,000	128,822
UDR, Inc., 3.00%, 08/15/2031	135,000	122,141
		1,064,380
Retail REITs-0.82%
Brixmor Operating Partnership L.P., 2.50%, 08/16/2031	135,000	118,979
Kimco Realty OP LLC
2.70%, 10/01/2030	80,000	73,703
4.60%, 02/01/2033	75,000	72,333
NNN REIT, Inc.
4.60%, 02/15/2031	100,000	98,134
5.60%, 10/15/2033	65,000	65,640
Realty Income Corp.
3.25%, 01/15/2031	120,000	111,657
5.13%, 02/15/2034	110,000	108,131
Regency Centers L.P., 3.70%, 06/15/2030	120,000	114,738
Simon Property Group L.P.
2.45%, 09/13/2029	147,000	137,385
2.65%, 02/01/2032	130,000	114,697
		1,015,397
Semiconductors & Semiconductor Equipment-2.95%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032	130,000	122,099
Analog Devices, Inc.
3.50%, 12/05/2026	125,000	124,823
2.10%, 10/01/2031	150,000	130,703
Applied Materials, Inc.
1.75%, 06/01/2030	220,000	196,404
5.10%, 10/01/2035	130,000	128,298
Broadcom, Inc.
2.45%, 02/15/2031	300,000	266,688
3.14%, 11/15/2035	370,000	297,931
Intel Corp.
2.45%, 11/15/2029	287,000	265,427
5.20%, 02/10/2033	250,000	247,274
KLA Corp.
4.10%, 03/15/2029	90,000	88,638
4.65%, 07/15/2032	95,000	92,930
Lam Research Corp., 1.90%, 06/15/2030(b)	254,000	227,762
Marvell Technology, Inc.
2.95%, 04/15/2031	75,000	67,946
5.30%, 04/15/2036	60,000	57,872
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
NVIDIA Corp.
4.50%, 06/15/2031(b)	$223,000	$217,921
4.95%, 06/15/2036(b)	210,000	199,710
QUALCOMM, Inc.
3.25%, 05/20/2027	198,000	196,518
1.65%, 05/20/2032	264,000	220,687
Texas Instruments, Inc.
2.25%, 09/04/2029	206,000	191,915
4.90%, 03/14/2033	200,000	198,532
Xilinx, Inc., 2.38%, 06/01/2030	130,000	118,471
		3,658,549
Software-3.28%
Accenture Capital, Inc.
4.05%, 10/04/2029	223,000	218,303
4.50%, 10/04/2034	195,000	182,478
Adobe, Inc.
2.30%, 02/01/2030	130,000	119,472
4.95%, 04/04/2034	125,000	122,275
AppLovin Corp.
5.13%, 12/01/2029	50,000	50,092
5.50%, 12/01/2034	60,000	59,039
Autodesk, Inc.
2.85%, 01/15/2030	130,000	121,515
2.40%, 12/15/2031	70,000	60,852
Booz Allen Hamilton, Inc.
5.38%, 01/30/2030	80,000	79,856
5.95%, 08/04/2033	75,000	75,343
Cadence Design Systems, Inc.
4.30%, 09/10/2029	50,000	49,233
4.70%, 09/10/2034	70,000	67,271
Fortinet, Inc., 2.20%, 03/15/2031	136,000	119,997
Intuit, Inc.
5.13%, 09/15/2028	160,000	161,299
5.20%, 09/15/2033	125,000	123,413
Microsoft Corp.
3.30%, 02/06/2027	541,000	539,111
3.50%, 02/12/2035(b)	600,000	540,736
Oracle Corp.
2.88%, 03/25/2031(b)	265,000	232,146
5.70%, 02/04/2036(b)	310,000	286,787
Roper Technologies, Inc.
1.75%, 02/15/2031	90,000	77,645
5.10%, 09/15/2035	80,000	76,281
Salesforce, Inc.
4.65%, 03/15/2029	170,000	169,289
5.55%, 03/15/2036	130,000	127,682
ServiceNow, Inc.
1.40%, 09/01/2030	70,000	60,979
5.40%, 05/15/2036	110,000	107,909
Synopsys, Inc.
4.85%, 04/01/2030	60,000	59,657
5.15%, 04/01/2035	55,000	53,430
Workday, Inc.
3.50%, 04/01/2027	60,000	59,660
3.80%, 04/01/2032	65,000	60,420
		4,062,170
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2026
	Principal Amount	Value
Specialized REITs-1.49%
American Tower Corp.
3.80%, 08/15/2029	$163,000	$158,242
5.55%, 07/15/2033	140,000	140,694
Crown Castle, Inc.
2.25%, 01/15/2031	140,000	123,392
5.80%, 03/01/2034	130,000	130,965
EPR Properties, 3.75%, 08/15/2029	145,000	139,338
Equinix, Inc.
3.20%, 11/18/2029	110,000	104,131
3.90%, 04/15/2032	110,000	101,968
Extra Space Storage L.P.
5.70%, 04/01/2028	75,000	76,015
2.35%, 03/15/2032	100,000	85,929
Prologis L.P.
2.25%, 04/15/2030	187,000	170,636
5.00%, 03/15/2034	160,000	156,577
Public Storage Operating Co.
2.30%, 05/01/2031	114,000	101,418
5.10%, 08/01/2033	90,000	89,445
Weyerhaeuser Co.
4.00%, 04/15/2030	110,000	106,231
7.38%, 03/15/2032	145,000	159,471
		1,844,452
Specialty Retail-2.76%
AutoNation, Inc.
4.75%, 06/01/2030	130,000	127,754
3.85%, 03/01/2032	100,000	92,120
AutoZone, Inc.
4.00%, 04/15/2030	115,000	111,127
4.75%, 08/01/2032	110,000	107,240
Best Buy Co., Inc., 1.95%, 10/01/2030	300,000	265,505
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	175,000	176,749
5.40%, 04/15/2034	200,000	198,802
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	167,000	149,622
Home Depot, Inc. (The)
2.95%, 06/15/2029	345,000	330,114
5.88%, 12/16/2036	320,000	331,205
Leidos, Inc.
2.30%, 02/15/2031	85,000	75,083
5.75%, 03/15/2033	110,000	111,664
Lowe’s Cos., Inc.
2.63%, 04/01/2031(b)	265,000	239,141
3.75%, 04/01/2032	230,000	214,159
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	89,000	88,239
4.70%, 06/15/2032	95,000	92,866
Ross Stores, Inc., 1.88%, 04/15/2031	285,000	248,860
TJX Cos., Inc. (The), 1.60%, 05/15/2031	355,000	306,060
Tractor Supply Co.
1.75%, 11/01/2030	89,000	77,650
5.25%, 05/15/2033	80,000	79,551
		3,423,511
Technology Hardware, Storage & Peripherals-1.69%
Apple, Inc.
1.65%, 02/08/2031	640,000	564,257
3.35%, 08/08/2032	600,000	558,693
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-(continued)
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	$120,000	$118,415
5.00%, 10/15/2034	140,000	134,321
HP, Inc.
3.00%, 06/17/2027	156,000	154,272
4.20%, 04/15/2032	155,000	145,940
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	280,000	270,036
NetApp, Inc.
2.70%, 06/22/2030	80,000	73,242
5.70%, 03/17/2035	70,000	70,056
		2,089,232
Textiles, Apparel & Luxury Goods-0.61%
NIKE, Inc., 2.85%, 03/27/2030(b)	360,000	337,145
PVH Corp., 5.50%, 06/13/2030	121,000	121,181
Ralph Lauren Corp.
2.95%, 06/15/2030	60,000	55,763
5.00%, 06/15/2032	60,000	59,849
Tapestry, Inc.
5.10%, 03/11/2030	60,000	59,971
3.05%, 03/15/2032	140,000	125,040
		758,949
Tobacco-0.76%
Altria Group, Inc.
4.80%, 02/14/2029	225,000	225,021
2.45%, 02/04/2032	250,000	217,584
Philip Morris International, Inc.
5.13%, 11/17/2027	245,000	246,653
5.75%, 11/17/2032	241,000	248,247
		937,505
Trading Companies & Distributors-0.35%
Ferguson Enterprises, Inc.
4.35%, 03/15/2031	110,000	107,023
5.00%, 10/03/2034	105,000	101,746
W.W. Grainger, Inc., 4.45%, 09/15/2034	235,000	224,887
		433,656
Water Utilities-0.24%
American Water Capital Corp.
3.75%, 09/01/2028	75,000	73,590
4.45%, 06/01/2032	90,000	87,365
Essential Utilities, Inc.
2.70%, 04/15/2030	60,000	55,423
5.38%, 01/15/2034	80,000	79,796
		296,174
Wireless Telecommunication Services-0.36%
T-Mobile USA, Inc.
3.88%, 04/15/2030	235,000	225,948
5.05%, 07/15/2033	230,000	225,283
		451,231
Total U.S. Dollar Denominated Bonds & Notes (Cost $124,508,943)		122,546,928
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2026
	Shares	Value
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $429,219)	429,219	$429,219
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.23% (Cost $124,938,162)		122,976,147
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.62%
Invesco Private Government Fund, 3.73%(d)(e)(f)	3,313,942	3,313,942
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(d)(e)(f)	8,603,350	$8,605,071
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,918,307)		11,919,013
TOTAL INVESTMENTS IN SECURITIES-108.85% (Cost $136,856,469)		134,895,160
OTHER ASSETS LESS LIABILITIES-(8.85)%		(10,964,387)
NET ASSETS-100.00%		$123,930,773

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $2,704,136, which represented 2.18% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$705,402	$8,089,706	$(8,365,889)	$-	$-	$429,219	$11,417
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,899,487	24,141,690	(23,727,235)	-	-	3,313,942	119,636 *
Invesco Private Prime Fund	7,549,983	53,026,983	(51,970,950)	244	(1,189)	8,605,071	322,230 *
Total	$11,154,872	$85,258,379	$(84,064,074)	$244	$(1,189)	$12,348,232	$453,283

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco MSCI Treasury Duration Rotation ETF (TROT)
August 31, 2026
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.26%
U.S. Treasury Bonds-1.08%
6.13%, 11/15/2027	$2,000	$2,043
5.50%, 08/15/2028	1,000	1,022
5.25%, 11/15/2028	1,000	1,019
5.25%, 02/15/2029	1,200	1,227
6.13%, 08/15/2029	1,000	1,047
6.25%, 05/15/2030	2,000	2,122
5.38%, 02/15/2031	2,000	2,074
		10,554
U.S. Treasury Notes-98.18%
3.38%, 09/15/2027	6,300	6,247
0.38% - 4.13%, 09/30/2027	18,600	18,287
3.88%, 10/15/2027	6,200	6,174
0.50% - 4.13%, 10/31/2027	18,500	18,162
2.25% - 4.13%, 11/15/2027	14,700	14,517
0.63% - 3.88%, 11/30/2027	19,900	19,487
4.00%, 12/15/2027	6,300	6,277
0.63% - 3.88%, 12/31/2027	20,000	19,539
4.25%, 01/15/2028	7,600	7,594
0.75% - 3.50%, 01/31/2028	20,100	19,600
2.75% - 4.25%, 02/15/2028	15,400	15,230
1.13% - 4.00%, 02/29/2028	22,000	21,493
3.88%, 03/15/2028	6,300	6,259
1.25% - 3.88%, 03/31/2028	21,400	20,928
3.75%, 04/15/2028	7,300	7,234
1.25% - 3.75%, 04/30/2028	21,500	20,963
2.88% - 3.75%, 05/15/2028	16,400	16,132
1.25% - 4.00%, 05/31/2028	21,600	21,084
3.88%, 06/15/2028	6,400	6,349
1.25% - 4.13%, 06/30/2028	20,800	20,332
3.88%, 07/15/2028	7,000	6,941
1.00% - 4.13%, 07/31/2028	11,800	11,344
2.88% - 3.63%, 08/15/2028	16,200	15,872
1.13% - 4.38%, 08/31/2028	13,000	12,545
3.38%, 09/15/2028	6,300	6,181
1.25% - 4.63%, 09/30/2028	12,800	12,369
3.50%, 10/15/2028	6,400	6,289
1.38% - 4.88%, 10/31/2028	12,900	12,512
3.13% - 3.50%, 11/15/2028	15,900	15,543
1.50% - 4.38%, 11/30/2028	12,700	12,286
3.50%, 12/15/2028	6,300	6,181
1.38% - 3.75%, 12/31/2028	13,200	12,658
3.50%, 01/15/2029	8,100	7,941
1.75% - 4.00%, 01/31/2029	13,100	12,653
2.63% - 3.50%, 02/15/2029	16,700	16,182
1.88% - 4.25%, 02/28/2029	13,300	12,921
3.50%, 03/15/2029	6,300	6,168
2.38% - 4.13%, 03/31/2029	13,200	12,861
3.88%, 04/15/2029	7,400	7,306
2.88% - 4.63%, 04/30/2029	12,800	12,647
2.38% - 3.88%, 05/15/2029	16,800	16,235
2.75% - 4.50%, 05/31/2029	12,900	12,709
	Principal Amount	Value
U.S. Treasury Notes-(continued)
4.13%, 06/15/2029	$6,300	$6,254
3.25% - 4.25%, 06/30/2029	12,400	12,228
4.13%, 07/15/2029	7,000	6,947
2.63% - 4.00%, 07/31/2029	12,100	11,809
1.63%, 08/15/2029	10,000	9,241
3.13% - 3.63%, 08/31/2029	12,500	12,165
3.50% - 3.88%, 09/30/2029	11,500	11,239
4.00% - 4.13%, 10/31/2029	11,400	11,284
1.75%, 11/15/2029	9,500	8,750
3.88% - 4.13%, 11/30/2029	12,200	12,056
3.88% - 4.38%, 12/31/2029	11,300	11,222
3.50% - 4.25%, 01/31/2030	11,700	11,541
1.50%, 02/15/2030	9,400	8,524
4.00%, 02/28/2030	13,000	12,817
3.63% - 4.00%, 03/31/2030	11,400	11,188
3.50% - 3.88%, 04/30/2030	12,200	11,913
0.63%, 05/15/2030	11,800	10,271
3.75% - 4.00%, 05/31/2030	12,600	12,369
3.75% - 3.88%, 06/30/2030	12,000	11,738
3.88% - 4.00%, 07/31/2030	11,700	11,471
0.63%, 08/15/2030	14,300	12,327
3.63% - 4.13%, 08/31/2030	12,700	12,388
3.63% - 4.63%, 09/30/2030	11,900	11,676
3.63% - 4.88%, 10/31/2030	11,900	11,707
0.88%, 11/15/2030	14,400	12,428
3.50% - 4.38%, 11/30/2030	12,200	11,882
3.63% - 3.75%, 12/31/2030	12,500	12,101
3.75% - 4.00%, 01/31/2031	12,100	11,785
1.13%, 02/15/2031	15,100	13,084
3.50% - 4.25%, 02/28/2031	13,400	13,002
3.88% - 4.13%, 03/31/2031	12,900	12,621
3.88% - 4.63%, 04/30/2031	13,100	12,907
1.63%, 05/15/2031	15,900	13,982
4.13% - 4.63%, 05/31/2031	13,700	13,589
4.13% - 4.25%, 06/30/2031	14,000	13,801
4.13%, 07/31/2031	4,800	4,719
1.25%, 08/15/2031	15,200	13,017
		962,275
Total U.S. Treasury Securities (Cost $985,951)		972,829
	Shares
Money Market Funds-0.31%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(a)(b) (Cost $3,078)	3,078	3,078
TOTAL INVESTMENTS IN SECURITIES-99.57% (Cost $989,029)		975,907
OTHER ASSETS LESS LIABILITIES-0.43%		4,190
NET ASSETS-100.00%		$980,097

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco MSCI Treasury Duration Rotation ETF (TROT)—(continued)
August 31, 2026

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$37,297	$(34,219)	$-	$-	$3,078	$37

(b)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco National AMT-Free Municipal Bond ETF (PZA)
August 31, 2026
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.85%
Alabama-0.78%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	$135	$139,591
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	1,205	1,241,531
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	800	814,664
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2041	5	5,322
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2042	665	705,411
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2043	65	68,664
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2044	60	63,092
Alabama Highway Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2045	435	455,989
Alabama State University, Series 2025, RB, (INS - AGI)(a)	5.75%	09/01/2050	225	241,319
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	175	177,589
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	510	514,479
Auburn University, Series 2025 A, RB	5.00%	06/01/2055	115	115,972
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	4.00%	07/01/2043	470	433,731
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	500	501,438
Birmingham (City of), AL Special Care Facilities Financing Authority (Children’s Hospital), Series 2025 A, Ref. RB	5.25%	06/01/2050	135	138,104
Birmingham (City of), AL Special Care Facilities Financing Authority (Children’s Hospital), Series 2025 A, Ref. RB	5.25%	06/01/2055	350	355,345
Gadsden (City of ), AL, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	10/01/2050	500	507,833
Gadsden (City of ), AL, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	10/01/2055	935	942,204
Homewood (City of), AL, Series 2024, RB	5.50%	10/01/2049	120	121,117
Huntsville (City of), AL Health Care Authority (The), Series 2020 B-1, RB, (INS - AGI)(a)	3.00%	06/01/2050	990	698,505
Huntsville (City of), AL Health Care Authority (The), Series 2020, RB	4.00%	06/01/2045	80	72,582
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2041	850	895,229
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2042	710	745,659
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	1,025	1,064,200
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	875	915,862
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2044	1,130	1,175,709
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	3,875	3,956,741
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	4,140	4,257,852
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2046	3,590	3,598,461
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	80	55,070
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	500	427,245
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016 A, RB	4.00%	02/01/2046	330	283,068
Mobile (County of),AL Board of School Commissioners, Series 2022 B, RB, (INS - BAM)(a)	4.25%	03/01/2052	150	139,953
Montgomery (City of), AL Water Works & Sanitary Sewer Board, Series 2023, RB	5.00%	09/01/2048	1,000	1,024,849
Pike Road (Town of), AL, Series 2023, GO Bonds	5.00%	03/01/2048	30	30,610
Pike Road (Town of), AL, Series 2023, GO Wts.	5.00%	03/01/2052	695	704,864
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	980	858,397
UAB Medicine Finance Authority, Series 2019, RB	4.00%	09/01/2044	570	530,339
UAB Medicine Finance Authority, Series 2019, RB	4.00%	09/01/2048	20	17,835
UAB Medicine Finance Authority (University of Alabama Birmingham Hospital), Series 2017 B-2, Ref. RB	4.00%	09/01/2047	425	381,021
University of Alabama (The), Series 2012 A, Ref. RB	3.50%	07/01/2042	2,105	1,842,085
University of Alabama (The), Series 2016 B, RB	4.00%	10/01/2043	555	508,565
University of Alabama (The), Series 2024 B, RB	4.00%	07/01/2054	130	109,902
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.25%	04/01/2054	1,115	1,137,171
				32,975,169
Alaska-0.03%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.), Series 2019, RB	4.00%	10/01/2049	500	429,870
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Alaska-(continued)
Alaska (State of) Industrial Development & Export Authority (Tanana Chiefs Conferene), Series 2019, RB	4.00%	10/01/2044	$95	$86,378
Anchorage (Municipality of), AK Solid Waste Services Revenue, Series 2022 A, Ref. RB	4.00%	11/01/2052	300	263,044
Anchorage (Municipality of), AK Solid Waste Services Revenue, Series 2022 A, Ref. RB	5.25%	11/01/2062	500	508,210
				1,287,502
Arizona-1.26%
Arizona (State of) Department of Transportation, Series 2026, Ref. RB	5.00%	07/01/2042	25	26,611
Arizona (State of) Department of Transportation, Series 2026, Ref. RB	5.00%	07/01/2043	455	481,415
Arizona (State of) Department of Transportation, Series 2026, Ref. RB	5.00%	07/01/2044	310	326,388
Arizona (State of) Department of Transportation, Series 2026, Ref. RB	5.00%	07/01/2045	220	230,854
Arizona (State of) Industrial Development Authority (CHF-Arizona LLC.-University of Arizona), Series 2026, RB, (INS - BAM)(a)	5.00%	07/01/2051	200	201,854
Arizona (State of) Industrial Development Authority (CHF-Arizona LLC.-University of Arizona), Series 2026, RB, (INS - BAM)(a)	5.00%	07/01/2065	750	735,854
Arizona (State of) Industrial Development Authority (CHF-Arizona LLC.-University of Arizona), Series 2026, RB, (INS -BAM)(a)	5.25%	07/01/2056	350	357,749
Arizona (State of) Industrial Development Authority (CHF-Arizona LLC.-University of Arizona), Series 2026, RB, (INS -BAM)(a)	5.25%	07/01/2061	750	763,683
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2049	120	120,725
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2054	320	316,752
Arizona (State of) Industrial Development Authority (KIPP NYC Public Charter Schools-Jerome Facility ) (Social Bonds), Series 2021 B, RB	4.00%	07/01/2051	575	458,847
Arizona (State of) Industrial Development Authority (Macombs Facilities), Series 2021 A, RB	4.00%	07/01/2051	1,250	997,494
Arizona (State of) Industrial Development Authority (Macombs Facilities), Series 2021, RB	4.00%	07/01/2061	400	302,245
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2019 A, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.90%	02/01/2048	800	800,000
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	3.00%	02/01/2045	1,060	818,457
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	4.00%	02/01/2050	830	732,513
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,480	2,097,011
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2021, RB	4.00%	11/01/2051	35	29,527
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.25%	11/01/2048	520	530,103
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2041	20	19,330
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2042	245	235,014
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2047	405	389,921
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2048	300	293,686
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2054	360	342,843
Goodyear (City of), AZ, Series 2020, RB, (INS - AGI)(a)	3.00%	07/01/2049	75	53,631
Lake Havasu (Ciity of), AZ, Series 2015 B, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2045	135	122,821
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 A, RB	4.00%	01/01/2044	380	350,270
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	1,000	718,188
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	4.00%	01/01/2045	275	250,271
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	1,150	825,917
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series R-2017D, RB	4.00%	01/01/2048	460	408,039
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2017, RB	3.00%	01/01/2048	225	164,956
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2019 E, RB	4.00%	01/01/2045	75	68,256
Maricopa (County of), AZ Industrial Development Authority (Creighton University), Series 2020, RB	5.00%	07/01/2047	80	80,208
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2042	$75	$75,893
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2021 A, RB	3.00%	09/01/2051	915	630,798
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2021 A, RB	4.00%	09/01/2051	290	244,342
Maricopa County Pollution Control Corp. (EL PASO Electric Company Palo Verde), Series 2012, Ref. RB	4.50%	08/01/2042	325	306,824
Mesa (City of), AZ, Series 2018, RB	5.00%	07/01/2042	50	50,834
Mesa (City of), AZ, Series 2019 A, RB	5.00%	07/01/2043	130	132,985
Mesa (City of), AZ, Series 2022 A, RB, (INS - BAM)(a)	5.00%	07/01/2046	20	20,538
Phoenix (City of), AZ Industrial Development Authority, Series 2022, RB	3.75%	11/15/2057	1,745	1,371,053
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	973,560
Phoenix Civic Improvement Corp., Series 2019 A, RB	4.00%	07/01/2045	490	456,365
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	1,000	1,018,427
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	380	274,293
Phoenix Civic Improvement Corp., Series 2019, RB	4.00%	07/01/2044	610	574,968
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2044	515	525,037
Phoenix Civic Improvement Corp., Series 2019, RB	4.00%	07/01/2049	110	99,150
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	1,270	1,285,313
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	735	757,645
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	180	185,850
Phoenix Civic Improvement Corp., Series 2023, RB	5.25%	07/01/2047	1,055	1,113,307
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2044	1,050	1,082,350
Pima (County of), AZ Industrial Development Authority (The) (Tucson Medical Center), Series 2021, Ref. RB	4.00%	04/01/2046	175	151,363
Pima (County of), AZ Industrial Development Authority (Tucson Medical Center), Series 2021, Ref. RB	3.00%	04/01/2051	450	307,184
Pinal (county of), AZ, Series 2025, RB, (INS - BAM)(a)	5.25%	08/01/2050	525	549,523
Queen Creek (Town of ), AZ, Series 2024, RB	5.00%	08/01/2054	220	222,135
Queen Creek (Town of ), AZ, Series 2026, COP	5.00%	10/01/2051	225	228,026
Queen Creek (Town of ), AZ, Series 2026, COP	5.25%	10/01/2056	500	514,289
Queen Creek (Town of ), AZ, Series 2026, COP	5.50%	10/01/2065	1,680	1,751,041
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	4.00%	01/01/2045	20	18,481
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	490	501,887
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	2.38%	01/01/2048	50	33,104
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2043	300	313,174
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	1,935	1,983,236
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	1,610	1,634,629
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	395	414,693
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2044	1,000	1,044,981
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	2,345	2,399,099
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	2,615	2,695,269
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2042	65	68,820
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2049	1,050	1,073,607
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2054	1,875	1,892,417
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.25%	01/01/2054	1,450	1,496,082
Salt River Project Agricultural Improvement & Power District, Series 2024 B, RB	5.00%	05/01/2042	145	153,453
Salt River Project Agricultural Improvement & Power District, Series 2025 C, RB	5.00%	01/01/2051	1,675	1,711,884
Salt River Project Agricultural Improvement & Power District, Series 2025 C, RB	5.25%	01/01/2055	4,005	4,162,457
Salt River Project Agricultural Improvement & Power District (Salt River), Series 2025 C, RB	5.00%	01/01/2047	30	31,063
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	185	186,461
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	75	80,059
University of Arizona Board of Regents (Green Bonds), Series 2024, RB	5.00%	07/01/2050	325	330,387
University of Arizona Board of Regents (Green Bonds), Series 2024, RB	5.00%	07/01/2054	20	20,198
University of Arizona Board of Regents (Stimulus Plan for Economic and Educational Development), Series 2020, Ref. RB	4.00%	08/01/2044	550	506,862
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2049	435	446,382
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2054	$590	$598,006
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB, (INS - AGI)(a)	4.00%	08/01/2054	165	140,102
				53,491,319
Arkansas-0.18%
Arkansas (State of) Development Finance Authority (Arkansas Division of Emergency Management), Series 2020, RB	4.00%	06/01/2045	265	243,523
Arkansas (State of) Development Finance Authority (Baptist Memorial Health), Series 2019, RB	5.00%	12/01/2047	245	245,347
Arkansas (State of) Development Finance Authority (Baptist Memorial Health), Series 2019, RB	3.20%	12/01/2049	980	718,531
Arkansas (State of) Development Finance Authority (Baptist Memorial Health), Series 2020, Ref. RB	5.00%	09/01/2044	65	65,095
Beaver Water District of Benton & Washington Counties, Series 2025, RB	5.00%	04/15/2055	90	91,006
Bentonville School District No. 6, Series 2018 B, Ref. GO Bonds	4.00%	06/01/2047	120	108,686
Fayetteville School District No. 1, Series 2020, Ref. GO Bonds	2.75%	06/01/2046	220	152,153
Fayetteville School District No. 1, Series 2020, Ref. GO Bonds	3.00%	06/01/2050	465	332,277
Fayetteville School District No. 1, Series 2024, GO Bonds	4.00%	02/01/2046	320	304,969
Fayetteville School District No. 1, Series 2024, GO Bonds	4.00%	02/01/2050	500	448,841
Fayetteville School District No. 1, Series 2026 A, GO Bonds	4.50%	06/01/2056	250	235,370
Fort Smith (City of), AR, Series 2025, RB, (INS - AGI)(a)	5.25%	11/01/2055	190	196,038
Pulaski (County of), AR (Arkansas Children’s Hospital), Series 2023, RB	4.25%	03/01/2048	170	157,549
Pulaski (County of), AR (Arkansas Children’s Hospital), Series 2023, RB	5.25%	03/01/2053	510	520,440
Pulaski (County of), AR Public Facilities Board, Series 2014, RB	5.00%	12/01/2042	260	260,097
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.13%	08/01/2047	235	219,029
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.13%	08/01/2050	35	31,345
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.25%	08/01/2053	440	399,745
Springdale School District No. 50, Series 2022 B, Ref. GO Bonds	3.00%	06/01/2047	205	149,798
Springdale School District No. 50, Series 2022 B, Ref. GO Bonds	3.00%	06/01/2051	330	226,363
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	990	1,017,665
University of Arkansas, Series 2022, RB	5.00%	04/01/2052	1,090	1,103,529
University of Arkansas, Series 2026, Ref. RB	5.00%	11/01/2056	280	281,918
				7,509,314
California-16.45%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGI)(a)	5.00%	10/01/2052	770	780,205
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	195	204,150
Alameda County Fire Department, Series 2025, GO Bonds	5.25%	06/01/2055	250	264,154
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	95	98,649
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	760	683,455
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	230	235,767
Anaheim (City of), CA (Election of 2016), Series 2018 A, GO Bonds	4.00%	08/01/2048	100	92,020
Anaheim (City of), CA (Election of 2016), Series 2023 B, GO Bonds, (INS - BAM)(a)	4.25%	08/01/2053	150	142,259
Anaheim Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2050	650	639,427
Antelope Valley Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2050	35	25,177
Antelope Valley Union High School District, Series 2025 A, GO Bonds	5.00%	08/01/2054	130	133,864
Antioch Unified School District (Election of 2024), Series 2024 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	30	26,536
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2048	190	199,566
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2053	475	491,891
Bay Area Toll Authority, Series 2026 F-1, Ref. RB	5.00%	04/01/2042	70	78,483
Bay Area Toll Authority, Series 2026 F-1, Ref. RB	5.00%	04/01/2043	390	436,524
Bay Area Toll Authority, Series 2026 F-1, Ref. RB	5.00%	04/01/2044	200	223,156
Bay Area Toll Authority, Series 2026, RB	5.00%	04/01/2042	90	97,395
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	60	63,773
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	655	694,252
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2044	135	144,608
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2045	310	331,059
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	1,405	1,244,963
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	1,845	1,735,283
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	$1,900	$1,762,291
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2049	190	172,972
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB	3.00%	04/01/2054	1,260	876,262
Bay Area Toll Authority (San Francisco Bay Area), Series 2021 F-2, Ref. RB	2.60%	04/01/2056	2,645	1,668,742
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	2,000	2,052,975
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.25%	04/01/2054	300	312,521
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-2, RB	4.13%	04/01/2054	305	281,158
Benicia Unified School District (Election of 2004), Series 2026 B, GO Bonds	5.00%	08/01/2055	250	257,027
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	465	369,916
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	255	264,804
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	500	512,225
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGI)(a)	4.00%	07/01/2054	675	612,879
Butte-Glenn Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2050	200	207,527
Calexico (City of), CA, Series 2022, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2052	90	62,487
California (State of), Series 2013, GO Bonds	4.00%	02/01/2043	405	390,412
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	260	250,569
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	975	935,805
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	135	129,627
California (State of), Series 2015, GO Bonds	4.00%	08/01/2045	420	403,027
California (State of), Series 2016, GO Bonds(d)(e)	5.00%	10/05/2026	840	841,286
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	295	283,053
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	125	125,206
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	740	572,249
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	270	256,069
California (State of), Series 2017, GO Bonds	4.00%	08/01/2046	345	325,746
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	10	10,008
California (State of), Series 2017, GO Bonds	4.00%	11/01/2047	415	390,054
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	835	848,032
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	1,285	1,114,187
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	685	657,559
California (State of), Series 2019, GO Bonds	3.25%	04/01/2045	545	447,120
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	740	763,388
California (State of), Series 2019, GO Bonds	4.00%	04/01/2049	135	125,354
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,024,765
California (State of), Series 2019, GO Bonds	3.00%	10/01/2049	1,220	915,310
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	670	558,333
California (State of), Series 2020, GO Bonds	2.25%	11/01/2043	15	10,571
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	1,025	983,207
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	675	522,979
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,005	960,318
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	600	573,324
California (State of), Series 2020, GO Bonds	2.50%	03/01/2050	255	168,585
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	405	300,860
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	1,240	921,151
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	410	383,078
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	1,585	1,172,660
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	165	152,276
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	365	261,944
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	170	136,908
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	165	172,971
California (State of), Series 2021, GO Bonds	2.38%	10/01/2046	250	169,640
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	585	450,838
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	335	222,701
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	325	243,578
California (State of), Series 2021, GO Bonds	2.38%	10/01/2051	75	47,204
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,095	2,224,884
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	1,475	1,449,875
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,570	1,659,827
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	$205	$212,168
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	250	253,327
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	285	297,427
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	815	848,879
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	335	354,627
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	1,610	1,522,704
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	1,990	1,459,795
California (State of), Series 2022, GO Bonds	4.25%	09/01/2052	160	154,101
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	975	1,009,101
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	1,005	976,462
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,090	1,106,145
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	920	970,269
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	1,115	1,082,777
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	1,625	1,719,737
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	2,225	2,357,789
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,175	1,238,591
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	1,330	1,422,606
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,355	1,264,901
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	2,600	2,742,238
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	825	801,047
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	340	351,371
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	2,200	2,335,207
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	2,585	2,501,830
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	2,500	2,653,197
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	560	595,872
California (State of), Series 2024, GO Bonds	5.00%	09/01/2043	1,000	1,055,750
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	1,170	1,255,943
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	1,570	1,653,058
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	1,155	1,216,103
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	510	485,767
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,210	2,300,800
California (State of), Series 2024, GO Bonds	4.00%	08/01/2049	1,000	945,311
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	60	62,381
California (State of), Series 2024, GO Bonds	5.50%	08/01/2049	15	16,217
California (State of), Series 2024, GO Bonds	4.00%	09/01/2052	305	282,128
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,560	1,608,635
California (State of), Series 2024, GO Bonds	4.00%	08/01/2054	400	363,784
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	170	178,643
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2043	195	188,726
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	1,495	1,578,347
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2044	430	414,962
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	1,080	1,139,782
California (State of), Series 2025, GO Bonds	5.00%	03/01/2042	430	459,105
California (State of), Series 2025, GO Bonds	5.00%	08/01/2042	625	669,008
California (State of), Series 2025, GO Bonds	5.00%	03/01/2043	565	600,016
California (State of), Series 2025, GO Bonds	5.00%	08/01/2043	630	670,609
California (State of), Series 2025, GO Bonds	5.00%	11/01/2043	60	63,592
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	1,855	1,964,071
California (State of), Series 2025, GO Bonds	5.00%	08/01/2044	885	939,116
California (State of), Series 2025, GO Bonds	5.00%	08/01/2045	530	560,660
California (State of), Series 2025, GO Bonds	5.00%	11/01/2045	375	395,154
California (State of), Series 2025, GO Bonds	5.00%	11/01/2046	150	157,577
California (State of), Series 2025, GO Bonds	5.00%	11/01/2047	500	523,603
California (State of), Series 2025, GO Bonds	4.13%	03/01/2049	780	751,686
California (State of), Series 2025, GO Bonds	5.00%	03/01/2049	2,100	2,188,503
California (State of), Series 2025, GO Bonds	5.00%	08/01/2050	1,845	1,919,947
California (State of), Series 2025, GO Bonds	5.00%	11/01/2050	835	866,528
California (State of), Series 2025, GO Bonds	5.00%	03/01/2055	2,690	2,780,020
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2025, GO Bonds	5.25%	08/01/2055	$290	$306,224
California (State of), Series 2025, GO Bonds	5.00%	11/01/2055	500	515,125
California (State of), Series 2025, Ref. GO Bonds	4.13%	03/01/2045	700	683,215
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2045	790	833,950
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2045	1,555	1,644,956
California (State of), Series 2026, GO Bonds	5.00%	10/01/2042	765	822,173
California (State of), Series 2026, GO Bonds(f)	5.00%	08/01/2043	430	460,229
California (State of), Series 2026, GO Bonds	5.00%	10/01/2043	965	1,031,007
California (State of), Series 2026, GO Bonds	5.00%	10/01/2044	1,000	1,064,881
California (State of), Series 2026, GO Bonds	5.00%	10/01/2045	650	689,893
California (State of), Series 2026, GO Bonds(f)	5.00%	08/01/2046	450	476,667
California (State of), Series 2026, GO Bonds	5.00%	10/01/2046	105	111,056
California (State of), Series 2026, GO Bonds	5.00%	10/01/2048	605	635,430
California (State of), Series 2026, GO Bonds	4.13%	10/01/2051	150	142,609
California (State of), Series 2026, GO Bonds	5.25%	10/01/2051	1,990	2,118,961
California (State of), Series 2026, GO Bonds(f)	5.00%	08/01/2053	450	467,613
California (State of), Series 2026, GO Bonds	5.00%	10/01/2056	2,545	2,630,129
California (State of), Series 2026, Ref. GO Bonds(f)	4.25%	08/01/2046	400	393,634
California (State of), Series 2026, Ref. GO Bonds(f)	5.00%	08/01/2046	450	476,667
California (State of), Series 2026, Ref. GO Bonds	5.00%	10/01/2047	1,500	1,580,822
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2048	35	35,103
California (State of) Department of Water Resources (Central Valley), Series 2026 A, RB	5.00%	12/01/2051	655	684,916
California (State of) Department of Water Resources (Central Valley), Series 2026 A, RB	5.00%	12/01/2056	1,350	1,397,972
California (State of) Educational Facilities Authority (Art Center College of Design), Series 2018 A, Ref. RB	5.00%	12/01/2044	255	251,698
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	380	345,784
California (State of) Educational Facilities Authority (Loma Linda University), Series 2017 A, Ref. RB	5.00%	04/01/2047	385	373,179
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB	5.00%	10/01/2055	3,160	3,283,449
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB	5.00%	06/01/2043	2,040	2,308,558
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-4, RB	5.00%	06/01/2043	145	163,898
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	2,180	2,456,523
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	1,330	1,486,607
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	3,150	3,456,336
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	1,570	1,714,352
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	1,425	906,586
California (State of) Educational Facilities Authority (university of Pacific), Series 2025, RB	5.00%	11/01/2055	200	203,776
California (State of) Educational Facilities Authority (University of Redlands), Series 2022 A, RB	5.00%	10/01/2052	550	521,599
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	990	937,493
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	1,040	920,086
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	725	761,250
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	1,005	1,045,555
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	1,335	1,411,782
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	795	712,551
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2041	180	190,751
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	1,375	1,449,420
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	$1,325	$937,226
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	4,535	4,220,814
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2021, Ref. RB	2.13%	11/01/2041	830	572,573
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	555	569,539
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	795	697,784
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	5.00%	11/15/2049	540	540,164
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	665	610,862
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2045	635	581,030
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	425	443,313
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2020, Ref. RB	4.00%	04/01/2049	1,380	1,234,082
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2024 A, RB	5.00%	12/01/2054	1,000	1,012,519
California (State of) Health Facilities Financing Authority (El Camino Health), Series 2025 A, Ref. RB	5.25%	02/01/2048	110	116,842
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	1,135	1,061,002
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	600	602,475
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.13%	02/01/2047	325	302,887
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	5,880	5,513,851
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	2,165	2,309,389
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2051	750	665,061
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	1,065	1,069,302
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	950	848,497
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	610	577,645
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, Ref. RB	3.00%	06/01/2047	230	174,922
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, Ref. RB	4.00%	06/01/2050	635	546,809
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	185	185,054
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	265	189,672
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	1,045	916,702
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	840	676,097
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	350	367,880
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2042	575	601,345
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	945	985,002
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	460	477,708
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	4.25%	08/15/2052	25	23,074
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	1,330	1,227,317
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2025 A, Ref. RB	5.25%	08/15/2054	600	631,071
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB(d)(e)	5.00%	11/15/2026	2,020	2,030,258
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	1,150	1,083,763
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	690	604,866
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	100	100,956
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	$635	$589,195
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	5.00%	11/15/2048	165	166,713
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB	5.00%	11/15/2043	15	16,012
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2026 A, Ref. RB	5.00%	11/15/2046	350	368,639
California (State of) Health Facilities Financing Authority(Adventist Health System), Series 2024, RB	5.25%	12/01/2043	100	103,951
California (State of) Health Facilities Financing Authority(Providence Health), Series 2014 B, RB	4.25%	10/01/2044	5	4,571
California (State of) Infrastructure & Economic Development Bank, Series 2025, RB	4.00%	10/01/2043	105	104,039
California (State of) Infrastructure & Economic Development Bank, Series 2025, RB	4.00%	10/01/2045	40	38,992
California (State of) Infrastructure & Economic Development Bank, Series 2025, RB	4.00%	10/01/2046	30	28,997
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2026, RB	5.50%	07/01/2056	840	894,733
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group) (Green Bonds), Series 2015, Ref. RB	4.00%	11/01/2045	1,475	1,362,764
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	900	900,601
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024, RB	5.25%	07/01/2049	740	747,096
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,005	1,027,396
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	620	630,235
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2043	235	239,299
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	235	234,804
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2043	315	312,117
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2044	1,160	1,138,423
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2045	225	219,328
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2047	580	554,796
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2046	540	499,590
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2051	55	48,568
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	300	313,480
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	115	118,861
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	665	465,856
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,290	1,144,747
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	260	263,316
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	500	508,715
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	310	313,785
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	20	20,167
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.00%	05/15/2050	445	460,470
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	4.50%	05/15/2055	1,000	972,988
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.25%	05/15/2059	1,275	1,329,748
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	5.00%	10/01/2042	$35	$38,080
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	4.00%	10/01/2044	930	912,701
California (State of) Infrastructure & Economic Development Bank(Green Bonds), Series 2025, RB	4.13%	10/01/2047	140	136,323
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	215	216,615
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2048	90	90,052
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	315	280,061
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	260	231,161
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	240	189,622
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	3.00%	02/01/2046	390	290,219
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	4.00%	02/01/2051	205	172,624
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,160	1,057,958
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	980	980,861
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	895	881,459
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	340	340,145
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	4.00%	07/01/2047	235	198,181
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	505	461,800
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	200	140,178
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	360	360,168
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2021, RB	4.00%	10/01/2049	285	241,779
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	210	212,984
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	40	39,828
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	345	321,730
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	155	149,337
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	430	433,815
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017, RB	4.00%	06/01/2047	25	23,826
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	340	347,776
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	1,525	1,495,141
California (State of) Municipal Finance Authority (Samuel Merritt University), Series 2022, RB	5.25%	06/01/2053	1,100	1,121,341
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization), Series 2026, RB	5.25%	09/01/2051	750	779,800
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization), Series 2026, RB	5.50%	09/01/2056	655	692,339
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization), Series 2026, RB	5.00%	09/01/2060	500	504,234
California (State of) Municipal Finance Authority (SFMTA Potrero Yard Modernization), Series 2026, RB	5.50%	09/01/2060	540	569,094
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	290	297,119
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2054	385	390,869
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	335	330,199
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2052	$245	$237,436
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	205	205,213
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(g)	5.00%	11/21/2045	765	774,317
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	805	775,991
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	395	408,969
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	490	444,633
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	665	603,192
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	430	433,669
California (State of) Public Works Board, Series 2019 C, RB	5.00%	11/01/2044	390	401,222
California (State of) Public Works Board, Series 2021 B, RB	4.00%	05/01/2046	785	737,978
California (State of) Public Works Board, Series 2025 A, RB	5.00%	04/01/2043	500	531,967
California (State of) Public Works Board, Series 2025 A, RB	5.00%	04/01/2044	170	180,071
California (State of) Public Works Board, Series 2025 A, RB	5.00%	04/01/2046	350	367,668
California (State of) Public Works Board, Series 2025 A, RB	5.00%	04/01/2050	1,445	1,495,631
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2042	195	209,354
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2043	350	373,626
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2044	295	313,449
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2045	350	370,706
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2046	310	326,513
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2047	930	976,870
California (State of) Public Works Board, Series 2025 C, RB	5.00%	11/01/2050	945	979,916
California (State of) Public Works Board, Series 2025, RB	5.00%	04/01/2045	320	337,936
California (State of) Public Works Board, Series 2026 A, RB	5.00%	09/01/2049	300	311,894
California (State of) Public Works Board, Series 2026 A, RB	5.00%	09/01/2050	330	342,033
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	935	878,109
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	915	949,479
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2042	215	228,492
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	780	824,911
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	600	632,021
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,000	1,050,501
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	1,765	1,824,504
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018 A, Ref. RB	5.00%	03/01/2048	800	800,595
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	275	230,785
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2021, Ref. RB	3.00%	04/01/2051	340	233,563
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	930	849,877
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	360	246,257
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	935	927,242
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	195	146,287
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	2.50%	04/01/2051	385	239,325
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	330	297,345
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	5.00%	07/01/2048	250	252,564
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	755	677,526
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	445	404,457
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	$600	$516,272
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	315	310,455
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	200	165,639
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	520	533,677
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	1,025	1,059,322
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	235	208,521
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	430	416,026
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2043	265	268,118
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	335	337,444
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California), Series 2026, RB, (INS - Cal-Mortgage)(a)	5.00%	04/01/2056	200	198,305
California (State of) Statewide Communities Development Authority (Redlands Community Hospital), Series 2016, Ref. RB	5.00%	10/01/2046	1,055	1,055,609
California (State of) Statewide Communities Development Authority (Sequoia Living), Series 2025 A, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	07/01/2055	1,370	1,349,050
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	15	15,009
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017, RB	5.00%	05/15/2042	35	35,097
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017, RB	5.00%	05/15/2050	170	168,375
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	525	486,669
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	985	903,882
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	845	852,232
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	770	774,886
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	120	123,193
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	10	10,169
California State University, Series 2019 A, RB	5.00%	11/01/2044	210	216,421
California State University, Series 2019 A, RB	5.00%	11/01/2049	55	56,092
California State University, Series 2020 C, RB	4.00%	11/01/2045	570	549,644
California State University, Series 2020 C, RB	3.00%	11/01/2051	650	465,524
California State University, Series 2023 A, RB	5.25%	11/01/2048	720	764,860
California State University, Series 2023 A, RB	5.25%	11/01/2053	1,150	1,211,948
California State University, Series 2024 A, RB	5.50%	11/01/2045	585	643,685
California State University, Series 2024 A, RB	5.50%	11/01/2046	290	317,071
California State University, Series 2024 A, RB	4.00%	11/01/2049	585	548,739
California State University, Series 2024 A, RB	5.50%	11/01/2049	210	227,032
California State University, Series 2024 A, RB	4.00%	11/01/2055	690	634,086
California State University, Series 2024 A, RB	5.50%	11/01/2055	1,145	1,227,999
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2041	310	336,979
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2042	225	243,715
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2043	485	522,734
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2044	730	782,552
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2045	470	502,230
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2046	295	313,011
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2050	740	788,549
California State University, Series 2025 A, Ref. RB	4.63%	11/01/2056	930	937,581
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2056	1,770	1,869,430
California State University, Series 2026 A, Ref. RB	5.00%	11/01/2042	300	327,179
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2026 A, Ref. RB	5.00%	11/01/2043	$300	$325,415
California State University, Series 2026 A, Ref. RB	5.00%	11/01/2044	300	323,509
California State University, Series 2026 A, Ref. RB	5.00%	11/01/2045	250	268,658
California State University, Series 2026 A, Ref. RB	5.00%	11/01/2051	645	675,176
California State University, Series 2026 A, Ref. RB	5.00%	11/01/2057	1,100	1,140,351
Carlsbad Unified School District (Election of 2018), Series 2019 A, GO Bonds	3.13%	08/01/2048	30	22,830
Carlsbad Unified School District (Election of 2018), Series 2025 C, GO Bonds	4.00%	08/01/2050	500	472,510
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	310	280,436
Cerritos Community College District (Election of 2012), Series 2019 C, GO Bonds	3.00%	08/01/2044	10	7,908
Cerritos Community College District (Election of 2022), Series 2024 A, GO Bonds	4.00%	08/01/2049	25	23,149
Cerritos Community College District (Election of 2022), Series 2026 B, GO Bonds	5.00%	08/01/2051	495	525,474
Cerritos Community College District (Election of 2022), Series 2026 B, GO Bonds	5.00%	08/01/2056	750	787,381
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	180	166,856
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.25%	08/01/2048	590	624,579
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2043	400	434,923
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2044	250	270,052
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2045	40	43,062
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2046	5	5,351
Chabot-Las Positas Community College District (Election of 2016), Series 2026 D, GO Bonds	5.00%	08/01/2048	370	391,269
Chaffey Community College District (Election of 2018), Series 2024 B-1, GO Bonds	5.50%	06/01/2049	25	27,063
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2044	35	32,902
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	200	200,087
Chaffey Joint Union High School District (Election of 2012), Series 2019 D, GO Bonds	4.00%	08/01/2049	940	858,051
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	4.00%	08/01/2052	590	531,701
Chaffey Joint Union High School District (Election of 2012), Series 2024 H, GO Bonds	4.00%	08/01/2054	250	222,870
Chico Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2049	65	64,444
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	545	508,831
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	1,850	1,448,257
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	300	304,766
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	15	13,300
Chino Valley Unified School District (Election of 2016), Series 2024 D, GO Bonds	5.00%	08/01/2055	375	384,809
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	1,250	1,305,556
Clovis Unified School District (Election of 2004), Series 2026 B, GO Bonds(f)	4.25%	08/01/2051	300	284,817
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	280	288,030
Clovis Unified School District (Election of 2020), Series 2024 C, GO Bonds	4.00%	08/01/2048	1,315	1,237,578
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	350	328,699
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds	4.00%	08/01/2042	500	466,659
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2054	335	342,022
Colton Joint Unified School District, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2055	950	974,849
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	705	634,281
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	145	134,486
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	305	277,493
Corona-Norco Unified School District (Election of 2014), Series 2026 D, GO Bonds	5.00%	08/01/2049	200	209,210
Del Mar Union School District (Election of 2018), Series 2022 B, GO Bonds	4.00%	08/01/2046	350	341,708
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	330	300,595
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	820	751,762
Desert Community College District (Election of 2016), Series 2026, GO Bonds	5.00%	08/01/2051	870	909,242
Desert Sands Unified School District (Election Of 2014), Series 2019, GO Bonds	4.00%	08/01/2044	300	281,179
Desert Sands Unified School District (Election Of 2024), Series 2025, GO Bonds	4.00%	08/01/2050	740	679,734
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2048	650	591,820
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	1,125	1,007,396
Downey Unified School District (Election of 2022), Series 2026 B, GO Bonds	4.00%	08/01/2057	300	264,396
Downey Unified School District (Election of 2022), Series 2026 B, GO Bonds	5.00%	08/01/2057	440	453,707
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	400	374,309
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.25%	08/01/2053	550	516,758
East Bay Municipal Utility District, Series 2017 A, RB	4.00%	06/01/2045	25	23,921
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	310	312,745
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2044	$265	$274,299
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	620	648,837
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	1,170	1,212,059
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2050	1,000	1,049,472
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2055	875	912,059
East Bay Municipal Utility District (Green Bonds), Series 2026 A, RB	5.00%	06/01/2051	2,250	2,365,990
East Bay Municipal Utility District (Green Bonds), Series 2026 A, RB	5.00%	06/01/2056	795	830,730
Eastern Municipal Water District, Series 2018 A, VRD Ref. RB(b)	2.30%	07/01/2046	2,000	2,000,000
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.25%	07/01/2042	15	15,182
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	545	549,059
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	20	20,309
El Dorado Irrigation District, Series 2024 A, COP	4.00%	03/01/2050	255	231,813
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	540	592,827
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2042	390	376,719
Elk Grove Unified School District (Election of 2016), Series 2019, GO Bonds	4.00%	08/01/2048	90	81,357
Elk Grove Unified School District (Election of 2024), Series 2026, GO Bonds	4.50%	08/01/2053	250	244,435
Elk Grove Unified School District (Election of 2024), Series 2026, GO Bonds	4.50%	08/01/2055	500	486,460
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	60	55,090
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds(d)	4.00%	10/01/2044	1,420	1,334,471
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	840	782,139
Fontana Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	11/01/2055	285	292,756
Fontana Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	455	479,384
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, RB	4.00%	01/15/2046	908	822,585
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	3,098	2,821,242
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	1,085	1,005,275
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	1,320	1,131,293
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-2, Ref. RB	3.50%	01/15/2053	1,045	811,114
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	310	291,964
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	225	215,530
Fremont Union High School District, Series 2023, GO Bonds	4.00%	08/01/2048	320	303,886
Fremont Union High School District, Series 2026, GO Bonds	4.13%	08/01/2050	150	142,183
Fresno Unified School District, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2046	760	689,234
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	415	370,798
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	125	110,714
Fullerton Joint Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2051	195	178,540
Fullerton Joint Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2054	425	383,927
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	5.00%	04/01/2049	245	253,101
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	300	266,822
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2054	105	105,803
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	530	534,054
Glendale (City of), CA, Series 2025, RB	5.00%	02/01/2052	200	205,217
Glendale (City of), CA, Series 2025, RB	5.00%	02/01/2055	100	103,386
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	25	18,626
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	785	716,231
Glendale Community College District, Series 2025 A, GO Bonds	4.13%	08/01/2050	850	799,685
Glendale Community College District, Series 2025 A, GO Bonds	5.00%	08/01/2050	275	286,788
Glendale Community College District, Series 2025 A, GO Bonds	5.00%	08/01/2055	605	626,031
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	375	381,554
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	595	555,091
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2026 D, GO Bonds	5.00%	08/01/2056	200	206,552
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	205	211,775
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	465	447,234
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2042	230	212,564
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	235	239,681
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	1,425	1,340,726
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	475	448,860
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	585	527,442
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	$435	$438,257
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	665	601,305
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	255	229,911
Hayward Unified School District (Election of 2024), Series 2025 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2050	300	308,611
Hayward Unified School District (Election of 2024), Series 2025 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2055	460	469,796
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	265	272,320
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	220	220,314
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	180	170,560
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2050	75	78,536
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2025, RB, (INS - AGI)(a)	5.00%	09/01/2060	400	416,058
Irvine (City of), CA Community Facilities District No. 2013-3, Series 2026, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2051	45	46,999
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	4.00%	09/01/2058	175	153,684
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	475	480,570
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	1,360	1,282,132
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	785	810,152
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,425	1,274,490
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	645	666,371
Irvine Ranch Water District, Series 2009 A, VRD RB, (LOC - Bank of America, N.A.)(b)(c)	2.30%	10/01/2041	1,800	1,800,000
Irvine Unified School District (Community Facilities District No. 09-1), Series 2019 A, RB, (INS - BAM)(a)	4.00%	09/01/2054	15	13,341
Livermore Valley Joint Unified School District (Measure J), Series 2016, GO Bonds	3.00%	08/01/2046	960	738,145
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	580	529,337
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	200	181,641
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	190	148,194
Lodi Unified School District (Election of 2016), Series 2021, GO Bonds	3.00%	08/01/2046	160	121,802
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	105	105,619
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	1,030	1,064,062
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2049	130	132,765
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	75	67,710
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	575	523,142
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2048	640	674,223
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2052	1,145	1,192,449
Long Beach Unified School District (Election of 2008), Series 2019 F, GO Bonds	3.00%	08/01/2047	660	490,913
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2048	100	73,055
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,175	835,071
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	420	396,313
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2053	725	675,647
Long Beach Unified School District (Election of 2016), Series 2026 D, GO Bonds	4.00%	08/01/2052	200	185,021
Long Beach Unified School District (Election of 2016), Series 2026 D, GO Bonds	4.00%	08/01/2053	50	46,079
Long Beach Unified School District (Election of 2022), Series 2026 B, GO Bonds	4.38%	08/01/2053	250	240,034
Long Beach Unified School District (Election of 2022), Series 2026 B, GO Bonds	4.50%	08/01/2057	350	340,044
Los Altos Elementary School District (Election of 2024), Series 2026 A, GO Bonds	5.00%	08/01/2055	200	207,085
Los Angeles (City of), CA, Series 2018 A, RB	5.00%	06/01/2043	165	168,177
Los Angeles (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	85	86,099
Los Angeles (City of), CA, Series 2025 A, RB	5.25%	06/01/2050	780	832,175
Los Angeles (City of), CA, Series 2025 A, RB	5.00%	06/01/2055	1,000	1,036,394
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2044	420	450,044
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2045	500	534,883
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2041	25	27,073
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2042	90	96,923
Los Angeles (City of), CA, Series 2025 E, RB	5.00%	05/15/2050	945	973,733
Los Angeles (City of), CA, Series 2025 E, RB	5.25%	05/15/2055	850	886,079
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2043	190	203,928
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.00%	05/15/2045	$200	$213,066
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.00%	05/15/2046	200	211,662
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.00%	05/15/2047	250	263,011
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.00%	05/15/2048	200	209,204
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.00%	05/15/2049	200	208,589
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.00%	05/15/2050	230	239,097
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.00%	05/15/2051	300	310,906
Los Angeles (City of), CA, Series 2026 C, Ref. RB(f)	5.25%	05/15/2056	200	210,329
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	750	757,047
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	300	312,325
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	440	399,645
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2042	330	353,543
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2044	30	31,845
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2045	675	714,323
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	235	236,948
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2048	385	390,502
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	500	461,578
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2043	345	367,596
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	1,500	1,560,993
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2048	250	265,195
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	1,485	1,556,547
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	565	577,857
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	10	10,097
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,000	1,039,686
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	570	583,601
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	1,585	1,463,202
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	405	417,480
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	1,265	1,267,552
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	1,055	1,056,056
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	70	70,113
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.25%	07/01/2044	345	345,839
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	355	319,425
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	785	789,086
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	565	567,847
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	695	703,729
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	330	332,269
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	280	283,517
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	195	196,341
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	110	111,215
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2049	25	25,174
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	215	217,763
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	425	432,267
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	1,085	1,100,071
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	645	650,388
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	65	65,760
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	715	725,819
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	805	810,194
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,000	1,015,128
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	425	432,264
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	215	217,228
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2049	25	25,300
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	670	674,833
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	$395	$402,379
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	1,280	1,290,189
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	155	156,234
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2042	280	288,547
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	435	445,865
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	780	793,022
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,070	2,103,730
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	310	312,304
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	505	520,450
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2043	370	380,304
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	530	539,232
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	400	356,944
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	355	365,010
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	540	557,887
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	410	422,361
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	540	552,461
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	555	565,462
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	975	984,220
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2049	500	508,961
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	495	507,681
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	475	491,641
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	430	442,321
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	290	294,490
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	500	503,575
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	1,460	1,500,463
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2044	285	294,868
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2042	225	233,373
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2043	240	247,303
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	825	847,864
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2045	210	215,646
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2046	200	204,804
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2049	750	760,552
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	410	423,189
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	400	411,367
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2047	540	551,320
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2050	75	75,907
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2052	325	328,106
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.25%	07/01/2054	90	92,208
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2048	1,090	1,108,934
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2054	325	327,312
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB	5.00%	07/01/2050	1,090	1,103,879
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.25%	07/01/2044	100	105,511
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2055	780	787,865
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2042	635	662,609
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2045	600	618,829
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2045	500	518,267
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2049	250	255,186
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2051	400	405,336
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2052	250	253,354
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2055	195	197,062
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2055	400	402,800
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2042	205	216,062
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2044	900	937,761
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2046	30	31,061
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2043	250	259,289
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2044	250	258,457
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2046	500	514,653
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2048	500	510,020
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.00%	07/01/2050	$500	$506,978
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.25%	07/01/2053	500	514,663
Los Angeles (City of), CA Department of Water & Power, Series 2026 A, RB	5.25%	07/01/2056	500	513,185
Los Angeles (City of), CA Department of Water & Power, Series 2026 B, Ref. RB	5.00%	07/01/2044	250	258,457
Los Angeles (City of), CA Department of Water & Power, Series 2026 B, Ref. RB	5.00%	07/01/2046	400	411,722
Los Angeles (City of), CA Department of Water & Power, Series 2026 B, Ref. RB	5.00%	07/01/2049	200	203,430
Los Angeles (City of), CA Department of Water & Power, Series 2026 B, Ref. RB	5.00%	07/01/2052	200	202,205
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2042	800	834,783
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2043	300	310,659
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2044	800	825,881
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2045	800	825,106
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2046	550	565,416
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2047	1,500	1,534,708
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.00%	07/01/2052	700	707,383
Los Angeles (City of), CA Department of Water & Power, Series 2026 D, Ref. RB	5.25%	07/01/2056	200	205,047
Los Angeles (City of), CA Department of Water & Power (Bidding Group 2), Series 2026 A, RB	5.00%	07/01/2048	200	205,071
Los Angeles (City of), CA Department of Water & Power (Bidding Group 2), Series 2026 A, RB	5.00%	07/01/2050	200	203,846
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	335	338,539
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	285	288,010
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	1,460	1,500,817
Los Angeles (County of), CA Metropolitan Transportation Authority (I-105 Expresslanes), Series 2026 A, RB(f)	5.50%	06/01/2051	40	42,250
Los Angeles (County of), CA Metropolitan Transportation Authority (I-105 Expresslanes), Series 2026 A, RB(f)	5.00%	06/01/2056	40	40,111
Los Angeles (County of), CA Metropolitan Transportation Authority (I-105 Expresslanes), Series 2026 A, RB(f)	5.25%	06/01/2056	40	41,000
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	205	211,491
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	315	322,375
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2044	210	226,895
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	505	525,055
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2049	395	425,630
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	4.00%	12/01/2053	195	176,032
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2053	750	786,008
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2053	325	347,524
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2041	125	135,768
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2042	65	69,982
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2043	345	369,311
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2044	100	106,783
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2045	325	345,675
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2046	390	412,483
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2047	615	646,747
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2050	1,780	1,885,261
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2054	875	920,185
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.50%	12/01/2054	495	532,136
Los Angeles (County of), CA Public Works Financing Authority, Series 2026, RB	5.00%	03/01/2056	130	134,232
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	705	675,480
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	295	306,133
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	1,075	777,116
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	450	424,079
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	2.63%	12/01/2051	70	45,572
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB(d)(e)	4.00%	10/09/2026	365	365,546
Los Angeles (County of), CA Sanitation Districts Financing Authority (Joint Outfall System), Series 2026 A, RB(f)	5.00%	10/01/2051	400	417,868
Los Angeles (County of), CA Sanitation Districts Financing Authority (Joint Outfall System), Series 2026 A, RB(f)	5.00%	10/01/2056	600	620,311
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Community College District, Series 2026, Ref. GO Bonds	5.00%	08/01/2042	$560	$631,110
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	765	805,239
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	320	333,862
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2057	245	253,751
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	235	240,462
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	475	479,966
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	1,085	978,501
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,580	1,515,550
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	90	70,700
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	2,780	2,666,601
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2046	625	591,127
Los Angeles Unified School District, Series 2026 QRR, GO Bonds	5.00%	07/01/2042	125	133,747
Los Angeles Unified School District, Series 2026 QRR, GO Bonds	5.00%	07/01/2047	80	83,722
Los Angeles Unified School District, Series 2026 QRR, GO Bonds	5.00%	07/01/2048	270	281,203
Los Angeles Unified School District, Series 2026 QRR, GO Bonds	4.25%	07/01/2050	380	360,754
Los Angeles Unified School District, Series 2026 QRR, GO Bonds	5.00%	07/01/2050	295	304,719
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	95	97,018
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	2,350	2,399,925
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2045	175	184,395
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2049	905	935,673
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	990	1,037,890
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	520	558,544
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.00%	07/01/2043	350	368,465
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	2,060	2,164,519
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	680	723,299
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2043	935	989,979
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	355	374,257
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	370	388,924
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	4.00%	07/01/2049	1,185	1,083,770
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	905	951,721
Los Angeles Unified School District (Green Bonds), Series 2026 QRR, GO Bonds	5.00%	07/01/2043	15	15,969
Los Angeles Unified School District (Green Bonds), Series 2026 QRR, GO Bonds	5.00%	07/01/2044	125	132,448
Los Rios Community College District, Series 2019 D, GO Bonds	3.00%	08/01/2044	225	174,082
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	405	371,858
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	695	679,201
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	230	240,487
Manteca Unified School District (Election of 2020), Series 2025 C, GO Bonds	5.25%	08/01/2050	495	526,009
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2045	20	18,172
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,035	919,816
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	480	495,693
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	560	572,565
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	140	146,349
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	130	134,086
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	340	355,429
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	320	335,359
Mill Valley School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	220	206,592
Mill Valley School District (Election of 2022), Series 2026 C, GO Bonds	4.25%	08/01/2056	250	243,116
Miracosta Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2045	500	488,696
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	205	186,141
Modesto High School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2050	390	414,136
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	320	339,017
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	15	15,307
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	745	708,589
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	1,000	913,670
Moreno Valley Public Financing Authority, Series 2026 A, RB, (INS - AGI)(a)	5.25%	05/01/2051	600	636,084
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Moreno Valley Public Financing Authority, Series 2026 A, RB, (INS - AGI)(a)	5.25%	05/01/2056	$515	$542,232
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	985	712,231
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	4.13%	08/01/2050	260	243,167
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2052	140	145,604
Moreno Valley Unified School District (Election of 2024), Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2050	45	46,828
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,010	1,895,631
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2050	85	76,275
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2055	95	83,535
Mountain View Capital Improvements Financing Authority, Series 2026, RB	5.00%	05/01/2051	215	225,006
Mountain View Capital Improvements Financing Authority, Series 2026, RB	5.00%	05/01/2056	265	275,390
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGI)(a)	5.00%	08/01/2048	5	5,061
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	510	499,147
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	1,570	1,459,535
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	340	351,806
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2046	100	95,878
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2049	395	367,208
Mt. San Antonio Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	500	518,075
Mt. San Antonio Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	845	885,310
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	465	429,436
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025 A, RB	5.00%	05/01/2055	1,695	1,716,254
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.00%	05/01/2044	405	426,305
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.00%	05/01/2045	5	5,261
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.00%	05/01/2047	500	518,298
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.25%	05/01/2050	1,895	1,970,869
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	5.50%	05/01/2055	2,095	2,202,328
Napa Valley Unified School District (Election of 2016), Series 2016 A, GO Bonds	3.50%	08/01/2041	275	238,771
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2044	1,000	941,454
Napa Valley Unified School District (Election of 2024), Series 2026, GO Bonds	5.00%	08/01/2056	200	208,008
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	1,170	1,052,307
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	750	771,007
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2054	345	336,442
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	480	454,075
Norwalk-La Mirada Unified School District (Election of 2014), Series 2021 E, GO Bonds	3.00%	08/01/2050	185	132,617
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	400	409,567
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	220	204,058
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	170	120,257
Oakland (City of), CA, Series 2023 D, GO Bonds	5.50%	07/15/2053	210	220,580
Oakland (City of), CA, Series 2025 B-1, GO Bonds	5.00%	07/15/2055	15	15,311
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	500	521,454
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	640	597,875
Oakland Unified School District (Election of 2020), Series 2026 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2048	255	264,479
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	4.00%	05/15/2051	280	256,036
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.00%	11/01/2050	300	310,628
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	4.50%	11/01/2055	175	170,238
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.25%	11/01/2055	250	261,238
Ontario (City of), CA Public Financing Authority, Series 2026 D, RB	5.00%	03/01/2051	750	775,629
Ontario (City of), CA Public Financing Authority, Series 2026 D, RB	5.00%	03/01/2056	1,380	1,413,062
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022 A, RB, (INS - AGI)(a)	5.00%	11/01/2052	200	204,760
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	355	357,115
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	125	127,200
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	1,245	1,148,582
Palm Springs Unified School District (Election of 2016), Series 2024 B, GO Bonds	4.00%	08/01/2049	550	518,401
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	1,100	948,007
Palomar Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2045	135	128,871
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	255	257,753
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	4.00%	08/01/2046	600	566,516
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	$185	$191,090
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	355	319,034
Pasadena Unified School District (Election of 2020), Series 2025 D, GO Bonds	5.25%	08/01/2050	590	631,906
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	265	273,711
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	305	314,026
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	255	267,543
Peralta Community College District (Election of 2018), Series 2025 C-1, GO Bonds	5.00%	08/01/2050	250	257,740
Peralta Community College District (Election of 2018), Series 2025 C-1, GO Bonds	5.00%	08/01/2054	255	261,079
Peralta Community College District (Election of 2018), Series 2026 D-1, GO Bonds(f)	4.50%	08/01/2051	350	341,639
Peralta Community College District (Election of 2018), Series 2026 D-1, GO Bonds(f)	5.00%	08/01/2054	800	820,722
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	225	213,320
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2048	500	456,327
Perris Union High School District (Election of 2012), Series 2021 C, GO Bonds	3.00%	09/01/2045	85	63,797
Pleasanton Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	08/01/2052	300	269,900
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.25%	08/01/2050	355	337,438
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.50%	08/01/2052	175	171,275
Pomona Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	515	529,503
Redlands Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	07/01/2054	250	256,508
Redondo Beach Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.63%	08/01/2055	275	272,976
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2052	205	211,005
Redwoods Community College District (Election of 2024), Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2054	350	369,035
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	3.00%	05/15/2042	420	339,164
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	660	689,672
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	965	931,007
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	3,960	4,106,378
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	4,000	3,626,325
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	150	114,807
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	515	535,920
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	4.38%	08/01/2055	565	542,021
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	500	523,852
River Islands Public Financing Authority, Series 2022 A-1, Ref. RB, (INS - AGI)(a)	5.25%	09/01/2052	630	650,801
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2042	350	366,929
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	470	488,008
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	1,022	950,768
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	1,180	897,670
Riverside (County of), CA Transportation Commission, Series 2021, Ref. RB	4.00%	06/01/2047	595	547,208
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2050	600	546,833
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2054	255	227,427
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	400	372,292
Roseville Joint Union High School District (Election of 2007), Series 2025, GO Bonds	4.63%	08/01/2053	500	498,415
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	720	734,013
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	365	370,143
Sacramento (City of), CA (Convention Centre Ballroom), Series 2019, RB	3.00%	06/01/2050	1,065	761,286
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB(d)(e)	5.00%	10/01/2026	910	911,861
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	995	940,434
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	680	697,311
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	1,125	1,177,254
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	605	627,067
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	625	652,551
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	1,705	1,770,060
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	905	779,278
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	500	503,149
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2053	350	350,576
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	290	297,549
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	$250	$254,469
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	575	578,622
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	1,610	1,611,047
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.50%	08/01/2054	590	613,558
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	455	405,933
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2049	680	703,588
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	165	173,647
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	1,090	1,117,722
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	720	750,033
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	20	20,873
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	650	667,135
Sacramento City Unified School District (Election of 2012), Series 2017 E, GO Bonds	4.00%	05/01/2047	30	25,339
Sacramento Metropolitan Fire District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2055	240	215,273
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	520	497,040
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	480	450,099
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2044	500	398,672
San Bernardino Community College District (Election of 2008), Series 2023 E, GO Bonds	4.13%	08/01/2049	315	293,498
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	970	903,786
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	380	391,996
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2048	1,050	1,093,651
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2053	720	742,240
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	70	70,733
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	425	437,486
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	45	46,310
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	400	384,336
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	3.00%	08/01/2049	450	330,066
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	390	405,914
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	340	350,141
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	410	434,534
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	10/15/2048	500	463,722
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	400	360,871
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	295	308,004
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,070	1,107,295
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2051	160	167,458
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2053	200	208,382
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	10/15/2050	710	742,083
San Diego (City of), CA Public Facilities Financing Authority, Series 2025, RB	5.00%	08/01/2055	210	217,768
San Diego (City of), CA Public Facilities Financing Authority, Series 2026 A, Ref. RB	5.00%	05/15/2051	500	524,954
San Diego (City of), CA Public Facilities Financing Authority, Series 2026 A, Ref. RB	5.00%	05/15/2056	350	363,207
San Diego (City of), CA Public Facilities Financing Authority, Series 2026 A, Ref. RB	5.00%	08/01/2056	100	103,842
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	645	663,079
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	275	248,717
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	650	676,793
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	555	579,423
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2054	610	626,787
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2025 A, Ref. RB	5.25%	10/15/2055	980	1,027,607
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	170	171,510
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	$320	$322,014
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	485	500,202
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	805	821,356
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	235	221,766
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	505	523,837
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	705	639,633
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	825	845,863
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	1,430	1,271,532
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	1,265	1,291,920
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2050	155	164,527
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2055	100	104,813
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	285	296,414
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2042	200	216,542
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	205	221,037
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	215	231,097
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	250	268,267
San Diego Community College District, Series 2025 A-1, GO Bonds	4.00%	08/01/2050	1,600	1,491,913
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	2,490	2,594,765
San Diego Unified School District, Series 2019 C-2, GO Bonds	3.00%	07/01/2044	220	176,612
San Diego Unified School District, Series 2019 L, GO Bonds	4.00%	07/01/2044	250	237,507
San Diego Unified School District, Series 2020 D-2, GO Bonds	2.00%	07/01/2045	435	280,526
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	1,060	769,518
San Diego Unified School District, Series 2021 L-2, GO Bonds	2.25%	07/01/2045	165	111,624
San Diego Unified School District, Series 2024, GO Bonds	4.00%	07/01/2046	20	18,914
San Diego Unified School District (Election of 2008), Series 2026 ZR-7, Ref. GO Bonds	5.00%	07/01/2043	265	295,561
San Diego Unified School District (Election of 2008) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	75	78,066
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	1,230	1,047,918
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	3,885	3,653,412
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	650	600,319
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	2,600	2,392,569
San Diego Unified School District (Election of 2012), Series 2025, Ref. GO Bonds	5.00%	07/01/2042	220	246,414
San Diego Unified School District (Election of 2012), Series 2026 ZR-7, Ref. GO Bonds	5.00%	07/01/2044	85	94,477
San Diego Unified School District (Election of 2012), Series 2026 ZR-7, Ref. GO Bonds	5.00%	07/01/2045	345	382,828
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	355	335,715
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	405	319,666
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	105	96,623
San Diego Unified School District (Election of 2018), Series 2025 I-3, GO Bonds	4.13%	07/01/2050	40	37,915
San Diego Unified School District (Election of 2018), Series 2025 I-3, GO Bonds	5.00%	07/01/2055	440	456,792
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	245	260,895
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	1,275	1,327,130
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	1,160	1,067,471
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	1,420	1,306,731
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2053	260	268,400
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	1,000	912,737
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	4.00%	07/01/2045	15	14,358
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	665	693,381
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2046	330	351,045
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2047	250	264,291
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2050	2,405	2,512,619
San Diego Unified School District (Green Bonds), Series 2021 E-2, GO Bonds	4.00%	07/01/2051	20	18,345
San Diego Unified School District (Green Bonds), Series 2022, GO Bonds	4.25%	07/01/2047	500	489,323
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	4.00%	05/01/2052	470	431,011
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	1,580	1,617,377
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	630	668,138
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	$50	$50,229
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	10	10,101
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	80	81,087
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	85	86,245
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	365	384,653
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2044	40	42,507
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	245	254,313
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	1,000	1,032,988
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 E, RB	5.00%	05/01/2046	10	10,569
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 B, Ref. RB	5.00%	05/01/2046	410	435,172
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2026 B, Ref. RB	5.25%	05/01/2046	650	708,083
San Francisco (City & County of), CA Public Utilities Commission, Series 2013 B, RB	4.00%	10/01/2042	755	733,221
San Francisco (City & County of), CA Public Utilities Commission, Series 2016 A, RB	4.00%	10/01/2042	605	588,236
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	315	323,627
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 D, RB	5.00%	10/01/2054	305	314,403
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	1,010	936,388
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	115	117,083
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	70	73,612
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	250	262,392
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	235	245,812
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2047	15	14,206
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2048	370	349,115
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2049	230	214,769
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	920	849,177
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	855	783,981
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	55	54,180
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	535	556,605
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	2,100	2,164,744
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	635	460,818
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	590	544,503
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	810	857,387
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	300	314,537
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	55	55,554
San Francisco (City of), CA, Series 2025 E, RB	5.25%	11/01/2055	1,530	1,609,279
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2051	470	490,231
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2055	2,510	2,589,664
San Francisco (City of), CA (Green Bonds), Series 2020 A, RB	4.00%	11/01/2050	140	129,204
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	440	403,751
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	300	269,329
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	855	672,761
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	$730	$736,244
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 D, GO Bonds	4.00%	08/01/2042	575	553,976
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	1,130	811,563
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	2,640	2,247,480
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	215	181,644
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	665	628,300
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.25%	08/01/2052	2,505	2,413,068
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	315	331,545
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2041	25	27,286
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2042	130	141,396
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2043	40	43,326
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2044	375	404,331
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2025, GO Bonds	5.00%	08/01/2045	305	327,830
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 B-1, GO Bonds	3.00%	08/01/2049	770	560,760
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	535	515,706
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	675	650,346
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	2.00%	08/01/2046	15	9,161
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	725	687,456
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	1,145	1,202,015
San Joaquin Delta Community College District (Election of 2024), Series 2026 B, GO Bonds	5.00%	08/01/2051	300	312,543
San Joaquin Delta Community College District (Election of 2024), Series 2026 B, GO Bonds	5.00%	08/01/2055	200	206,927
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	1,700	1,469,198
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2044	1,000	925,473
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	925	929,809
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	630	632,139
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2045	10	10,275
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	910	952,562
San Jose (City of), CA Financing Authority (Green Bonds), Series 2022 B, RB	5.00%	11/01/2052	100	103,499
San Jose Evergreen Community College District (Election of 2016), Series 2023 C, GO Bonds	4.00%	09/01/2045	455	440,464
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	490	479,265
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	155	147,415
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	485	453,807
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	350	367,156
San Leandro Unified School District (Election of 2024), Series 2026 B, GO Bonds	5.00%	08/01/2052	70	72,276
San Luis Coastal Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2053	200	184,611
San Luis Coastal Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	30	27,321
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	730	675,133
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	1,180	1,249,456
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	465	488,572
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	520	484,501
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	145	149,877
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	$255	$260,015
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	1,145	872,443
San Mateo (County of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	4.00%	07/15/2052	400	362,669
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	970	993,028
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	200	140,344
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	285	182,361
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	350	334,280
San Mateo Foster City School District (Election of 2020), Series 2025 C, GO Bonds	5.00%	08/01/2051	400	417,011
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	265	174,926
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	255	248,236
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	210	192,509
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	360	322,006
Sanger Unified School District (Election of 2024), Series 2026 B, GO Bonds, (INS - BAM)(a)(f)	5.00%	08/01/2060	350	356,606
Santa Barbara Community College District, Series 2025 A, GO Bonds	6.00%	08/01/2055	390	433,426
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	4.00%	05/01/2045	325	304,951
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	320	247,965
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2049	250	187,640
Santa Clara (County of), CA Financing Authority, Series 2026 A, Ref. RB	4.00%	11/01/2053	305	276,420
Santa Clara (County of), CA Financing Authority, Series 2026 A, Ref. RB	4.13%	11/01/2055	85	80,062
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	1,030	907,371
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds(d)(e)	3.25%	10/06/2026	1,495	1,496,027
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds(d)(e)	4.00%	10/06/2026	175	175,250
Santa Clarita Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2046	25	23,169
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	265	192,631
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	675	719,332
Santa Cruz City High School District (Election of 2022), Series 2024 A, GO Bonds	4.00%	08/01/2054	415	371,600
Santa Monica Community College District, Series 2022 B, GO Bonds	4.00%	08/01/2045	1,125	1,073,928
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	25	25,503
Santa Monica-Malibu Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	600	619,388
Santa Monica-Malibu Unified School District (Election of 2018), Series 2021, GO Bonds	2.25%	08/01/2047	25	15,933
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	500	519,435
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2054	500	516,515
Santa Rosa High School District, Series 2025 B, GO Bonds	5.25%	08/01/2050	315	330,945
Santa Rosa High School District, Series 2025 B, GO Bonds	4.75%	08/01/2054	155	156,016
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	230	235,841
Santa Rosa High School District (Election of 2022), Series 2026 C, GO Bonds(f)	5.00%	08/01/2056	250	256,984
Simi Valley Unified School District, Series 2020 C, GO Bonds	4.00%	08/01/2050	150	135,943
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	928,218
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds	4.00%	08/01/2046	155	143,874
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	460	425,393
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	75	71,265
Southern California Public Power Authority, Series 2024, VRD Ref. RB, (LOC - Royal Bank of Canada)(b)(c)	2.35%	07/01/2035	2,000	2,000,000
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.00%	07/01/2048	1,160	1,177,961
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.25%	07/01/2053	1,315	1,353,316
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2044	50	51,531
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2049	395	400,872
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.25%	07/01/2049	330	341,772
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2053	1,155	1,164,263
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2025, RB, (INS - BAM)(a)	5.25%	07/01/2050	500	518,498
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2044	$400	$414,752
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2045	400	414,007
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2046	100	103,135
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2047	250	256,304
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.00%	07/01/2050	1,250	1,268,181
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2026, RB	5.25%	07/01/2053	500	518,051
Southern California Water Replenishment District, Series 2015, Ref. RB	4.00%	08/01/2045	270	253,561
Southern California Water Replenishment District, Series 2026, RB	4.00%	08/01/2056	230	212,376
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	95	88,871
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	685	637,012
Southwestern Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	265	277,642
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	335	350,018
Stockton Unified School District (Election of 2022), Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	415	428,537
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2045	370	347,235
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2050	265	241,517
Sunnyvale School District, Series 2025 A, GO Bonds	5.00%	09/01/2056	210	218,070
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,180	1,090,704
Sweetwater Union High School District (Election of 2018), Series 2022 A-1, GO Bonds	5.00%	08/01/2052	1,000	1,024,023
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	1,365	1,354,526
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	310	303,394
University of California, Series 2016 K, RB	4.00%	05/15/2046	280	258,424
University of California, Series 2017 AV, RB	5.25%	05/15/2042	880	891,456
University of California, Series 2017 AV, RB	4.00%	05/15/2045	230	214,520
University of California, Series 2017 AV, RB	5.00%	05/15/2047	250	251,783
University of California, Series 2017, RB	5.25%	05/15/2047	50	50,450
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,610	1,643,474
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2048	30	28,156
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	125	126,908
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	30	30,505
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	220	224,560
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2042	50	51,931
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	310	321,132
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,215	2,110,845
University of California, Series 2020 BE, Ref. RB	2.50%	05/15/2050	860	559,815
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	565	532,567
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	720	690,596
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	895	831,149
University of California, Series 2022 BK, RB	5.00%	05/15/2052	2,610	2,697,288
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	750	791,889
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	1,155	1,216,923
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	605	639,817
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	890	939,577
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	450	473,757
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	350	370,142
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	300	315,838
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	195	204,728
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	790	818,106
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	395	417,003
University of California, Series 2025 CC, RB	5.00%	05/15/2042	80	85,103
University of California, Series 2025 CC, RB	5.00%	05/15/2043	275	291,977
University of California, Series 2025 CC, RB	5.00%	05/15/2044	335	354,596
University of California, Series 2025 CC, RB	5.00%	05/15/2045	470	495,976
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2025 CC, RB	5.00%	05/15/2046	$335	$352,374
University of California, Series 2025 CC, RB	5.00%	05/15/2047	685	719,150
University of California, Series 2025 CC, RB	5.00%	05/15/2053	2,640	2,746,664
University of California, Series 2025 CC, RB	4.00%	05/15/2055	920	851,744
University of California, Series 2025 CC, RB	5.25%	05/15/2055	495	523,638
University of California, Series 2026 CE, Ref. RB	5.00%	11/15/2041	180	192,826
University of California, Series 2026 CE, Ref. RB	5.00%	11/15/2042	400	427,908
University of California, Series 2026 CE, Ref. RB	5.00%	11/15/2043	410	437,683
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2042	350	374,420
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2043	310	330,931
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2044	585	622,420
University of California, Series 2026 CF, Ref. RB	5.00%	11/15/2045	320	339,337
University of California, Series 2026 CH, RB	5.50%	05/15/2043	1,735	1,932,612
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	620	626,005
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	735	682,739
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	25	25,175
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	40	40,170
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	780	795,958
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	390	363,155
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	650	659,706
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	950	961,485
University of California (Limited), Series 2018 O, Ref. RB	5.50%	05/15/2058	310	316,526
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	1,540	1,594,724
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	1,455	1,037,851
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,275	1,179,969
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	4.00%	01/01/2042	285	254,484
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	420	420,103
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	200	182,173
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	815	752,870
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2052	260	232,405
Ventura Unified School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2055	325	344,060
Victor Valley Community College District (Election of 2008), Series 2020 D, GO Bonds	4.00%	08/01/2050	890	802,557
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	530	552,326
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	50	45,157
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	610	631,550
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.50%	08/01/2053	505	528,437
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds, (INS - AGI)(a)	4.50%	08/01/2053	330	304,979
West Contra Costa Unified School District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2054	295	257,807
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	610	630,906
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2054	1,025	911,818
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2054	450	459,353
West Valley-Mission Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2044	25	24,687
West Valley-Mission Community College District (Election of 2018), Series 2026 C, GO Bonds	5.00%	08/01/2046	250	268,760
West Valley-Mission Community College District (Election of 2018), Series 2026 C, GO Bonds	5.00%	08/01/2047	225	240,423
West Valley-Mission Community College District (Election of 2018), Series 2026 C, GO Bonds	5.00%	08/01/2048	350	371,514
West Valley-Mission Community College District (Election of 2018), Series 2026 C, GO Bonds	4.00%	08/01/2050	350	330,788
West Valley-Mission Community College District (Election of 2018), Series 2026 C, GO Bonds	5.00%	08/01/2050	400	419,933
				696,854,472
Colorado-2.05%
Adams & Weld Counties School District No. 27J Brighton, Series 2017, GO Bonds	5.00%	12/01/2042	105	106,442
Adams & Weld Counties School District No. 27J Brighton, Series 2022, GO Bonds	4.00%	12/01/2046	45	42,410
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2047	675	699,025
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2048	500	515,082
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	$495	$460,738
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2041	395	428,185
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2042	710	766,865
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2043	455	489,584
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2044	500	535,460
Arapahoe County School District No. 5 Cherry Creek, Series 2026, GO Bonds	5.25%	12/15/2045	1,000	1,082,017
Arapahoe County School District No. 5 Cherry Creek, Series 2026, GO Bonds	5.25%	12/15/2046	500	537,736
Arapahoe County School District No. 5 Cherry Creek, Series 2026, GO Bonds	5.25%	12/15/2047	535	571,843
Arapahoe County School District No. 5 Cherry Creek, Series 2026, GO Bonds	5.25%	12/15/2048	500	531,255
Arapahoe County School District No. 6 Littleton, Series 2019 A, GO Bonds	5.50%	12/01/2043	715	737,561
Arista Metropolitan District, Series 2023 A, Ref. GO Bonds, (INS - BAM)(a)	4.50%	12/01/2058	45	40,775
Arkansas River Power Authority, Series 2018 A, Ref. RB	5.00%	10/01/2043	240	241,256
Aurora (City of), CO, Series 2021, RB	2.25%	08/01/2051	2,050	1,241,748
Aurora (City of), CO, Series 2024, RB	4.00%	08/01/2054	850	744,069
Aurora (City of), CO, Series 2025, RB	4.13%	08/01/2055	350	316,643
Board of Governors of Colorado State University System, Series 2013 A, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	03/01/2043	410	450,213
Board of Governors of Colorado State University System, Series 2017 C, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2047	285	252,319
Board of Governors of Colorado State University System, Series 2017 E, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2043	295	275,763
Board of Water Commissioners City & County of Denver (The), Series 2020 A, RB	3.00%	09/15/2049	555	408,446
Board of Water Commissioners City & County of Denver (The), Series 2021 A, RB	2.13%	12/15/2050	2,460	1,445,922
Brighton (City of), CO (Water System), Series 2022, RB	5.00%	06/01/2052	500	505,840
Brighton (City of), CO (Water System), Series 2025, RB	4.25%	06/01/2055	575	517,604
Colorado (State of), Series 2017 J, COP	4.00%	03/15/2042	465	434,474
Colorado (State of), Series 2018 N, COP	4.00%	03/15/2043	25	23,179
Colorado (State of), Series 2019, COP	4.00%	03/15/2044	530	493,358
Colorado (State of), Series 2020 R, COP	4.00%	03/15/2045	485	448,328
Colorado (State of), Series 2021 S, COP	4.00%	03/15/2046	810	740,206
Colorado (State of), Series 2022, COP	6.00%	12/15/2041	20	22,209
Colorado (State of), Series 2024, COP	5.00%	11/01/2049	85	86,104
Colorado (State of), Series 2024, COP	5.00%	11/01/2053	400	401,677
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGI)(a)	5.25%	12/01/2049	720	752,678
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGI)(a)	5.50%	12/01/2054	605	636,956
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2050	180	187,268
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2054	1,030	1,063,070
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	1,100	1,101,685
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2026 A, RB	4.63%	03/01/2051	1,075	1,026,417
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2026 A, RB	5.25%	03/01/2056	730	741,671
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2043	1,310	1,200,052
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	3.00%	11/15/2046	395	296,710
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	880	795,636
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	1,455	1,256,186
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	2,280	1,555,373
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2016, Ref. RB	4.00%	11/15/2046	970	877,008
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	70	70,219
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	$1,035	$907,427
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,755	1,583,797
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,210	3,240,434
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	3.25%	08/01/2049	800	573,031
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,100	1,802,775
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	1,000	1,042,726
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	1,045	1,060,576
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	360	365,615
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services), Series 2018, RB	5.00%	12/01/2048	400	392,090
Colorado (State of) Health Facilities Authority (Craig Hospital), Series 2025 A, RB	5.25%	12/01/2050	80	81,319
Colorado (State of) Health Facilities Authority (Craig Hospital), Series 2025, RB	5.50%	12/01/2055	500	511,756
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	600	608,813
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	4.00%	05/15/2052	165	143,129
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022, Ref. RB	5.00%	05/15/2052	500	501,431
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2044	425	435,068
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2045	475	485,248
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2054	920	921,495
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 E, VRD RB(b)	2.90%	05/15/2064	2,000	2,000,000
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2044	120	121,387
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	4.00%	01/15/2045	1,165	1,063,717
Colorado (State of) Regional Transportation District (Fastracks), Series 2016 A, RB(d)(e)	5.00%	11/01/2026	555	557,114
Colorado (State of) Regional Transportation District (Fastracks) (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	700,409
Colorado (State of) Regional Transportation District (Fastracks) (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,070	727,033
Colorado School of Mines, Series 2023 C, RB	5.25%	12/01/2048	90	93,458
Colorado School of Mines, Series 2023 C, RB	5.25%	12/01/2053	295	302,895
Colorado School of Mines, Series 2024 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2054	225	227,459
Colorado Springs (City of), CO, Series 2020 A, Ref. RB	4.00%	11/15/2045	140	133,651
Colorado Springs (City of), CO, Series 2020 A, Ref. RB	4.00%	11/15/2050	210	188,187
Colorado Springs (City of), CO, Series 2021 B, RB	4.00%	11/15/2046	240	227,709
Colorado Springs (City of), CO, Series 2021 B, RB	4.00%	11/15/2051	600	539,025
Colorado Springs (City of), CO, Series 2022 B, RB	5.00%	11/15/2047	130	133,582
Colorado Springs (City of), CO, Series 2022 B, RB	5.25%	11/15/2052	765	791,250
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2048	1,005	1,053,764
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	215	223,335
Colorado Springs (City of), CO, Series 2024 A, RB	5.00%	11/15/2049	500	513,807
Colorado Springs (City of), CO, Series 2024 A, RB	5.25%	11/15/2054	545	566,988
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2043	225	239,140
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2044	135	142,499
Colorado Springs (City of), CO, Series 2025 A, RB	5.25%	11/15/2050	1,430	1,505,077
Colorado Springs (City of), CO, Series 2025 A, RB	5.25%	11/15/2055	1,665	1,741,119
Colorado Springs School District No. 11 Facilities Corp., Series 2024, COP, (INS - BAM)(a)	5.25%	12/15/2048	30	31,129
Denver (City & County of), CO, Series 2012 B, RB	4.00%	11/15/2043	1,435	1,351,747
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	500	500,483
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	880	880,597
Denver (City & County of), CO, Series 2016 A, Ref. RB	4.00%	08/01/2046	620	569,510
Denver (City & County of), CO, Series 2018 A, COP	4.00%	06/01/2048	1,000	896,227
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2048	820	820,299
Denver (City & County of), CO, Series 2018 B, Ref. RB	5.00%	12/01/2048	10	10,060
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,290	1,126,416
Denver (City & County of), CO, Series 2022 B, RB	5.25%	11/15/2053	1,000	1,032,790
Denver (City & County of), CO, Series 2022 C, Ref. RB	5.25%	11/15/2053	100	103,279
Denver (City & County of), CO (Convention Center Expansion), Series 2018 A, COP	5.38%	06/01/2043	25	25,031
Denver (City & County of), CO Board of Water Commissioners (The), Series 2017 A, RB	4.00%	09/15/2042	650	613,851
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver (City & County of), CO Board of Water Commissioners (The), Series 2020 A, RB	3.00%	09/15/2048	$500	$372,816
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2049	5	5,169
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2054	75	76,783
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	755	761,828
Denver (City & County of), CO Health & Hospital Authority, Series 2025 A, RB	5.13%	12/01/2050	810	776,826
Denver City & County School District No. 1, Series 2017, GO Bonds(d)(e)	4.00%	12/01/2026	55	55,188
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	485	377,898
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	30	28,627
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2041	90	94,733
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	550	577,471
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	1,005	1,046,247
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2042	800	867,450
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2043	470	506,591
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.50%	12/01/2044	330	360,249
Denver City & County School District No. 1, Series 2025 C, GO Bonds	5.50%	12/01/2046	20	21,648
Denver City & County School District No. 1, Series 2025, GO Bonds	5.50%	12/01/2047	500	538,452
Denver City & County School District No. 1, Series 2025, GO Bonds	5.50%	12/01/2049	1,290	1,379,545
Denver Wastewater Management Division Department of Public Works, Series 2016, RB	4.00%	11/01/2046	500	466,837
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2041	330	350,531
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2042	250	264,588
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2043	515	542,610
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2044	85	89,252
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2043	400	404,590
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	4.00%	12/01/2048	405	360,121
El Paso County School District No. 3 Widefield, Series 2025 B, GO Bonds	5.25%	12/01/2055	500	514,312
Gypsum (Town of), CO, Series 2024, RB, (INS - AGI)(a)	5.00%	12/01/2054	250	251,308
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	350	354,535
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2049	1,000	1,045,317
Metro Water Recovery, Series 2020 A, RB	2.50%	04/01/2045	110	79,283
Metro Water Recovery, Series 2026 A, RB	5.00%	04/01/2051	300	308,386
Park Creek Metropolitan District, Series 2019 A, RB, (INS - AGI)(a)	4.00%	12/01/2046	640	583,065
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.50%	07/01/2046	880	863,852
Pueblo (City of), CO (Green Bonds), Series 2022, COP	5.00%	07/01/2049	490	485,789
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.63%	07/01/2052	410	391,457
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	50	50,335
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2047	660	661,949
Ravenna Metropolitan District, Series 2023, Ref. GO Bonds, (INS - AGI)(a)	4.50%	12/01/2054	20	18,606
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2043	660	618,009
University of Colorado, Series 2025 C-1, RB	5.25%	06/01/2055	90	93,321
Vail (Town of), CO, Series 2025, COP	5.50%	12/01/2064	550	574,939
Vauxmont Metropolitan District, Series 2020, Ref. GO Bonds, (INS - AGI)(a)	5.00%	12/01/2050	6	5,996
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	140	143,482
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	395	380,043
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	520	532,932
Weld County School District No. RE-4, Series 2016, GO Bonds(d)(e)	5.25%	12/01/2026	20	20,079
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	675	704,201
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	1,010	967,596
Westminster (City of), CO, Series 2024, RB	5.00%	12/01/2054	520	532,516
Westminster Public Schools, Series 2024 A, GO Bonds	5.00%	12/01/2049	1,595	1,635,739
				86,709,116
Connecticut-0.42%
Aquarion Water Authority, Series 2026 A, RB	5.25%	08/01/2042	750	810,910
Aquarion Water Authority, Series 2026 A, RB	5.25%	08/01/2043	1,100	1,185,885
Aquarion Water Authority, Series 2026 A, RB	5.25%	08/01/2044	100	107,283
Aquarion Water Authority, Series 2026 D, RB, (INS - BAM)(a)	5.25%	08/01/2042	350	377,542
California (State of), Series 2025 C, GO Bonds	5.00%	08/15/2045	5	5,275
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	$250	$260,676
Connecticut (State of), Series 2022 F, GO Bonds	5.00%	11/15/2042	35	36,588
Connecticut (State of), Series 2023 A, RB	5.25%	07/01/2043	45	48,014
Connecticut (State of), Series 2024 B, GO Bonds	4.00%	01/15/2043	400	377,766
Connecticut (State of), Series 2025 A, GO Bonds	5.00%	03/15/2042	10	10,641
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2042	145	154,676
Connecticut (State of), Series 2025 C, GO Bonds	5.00%	08/15/2043	10	10,608
Connecticut (State of), Series 2025, Ref. RB	5.00%	07/01/2043	150	159,189
Connecticut (State of), Series 2026 A, GO Bonds	5.00%	09/15/2043	350	371,439
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	3.00%	01/15/2042	475	378,876
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2041	30	31,441
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2041	490	521,707
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	4.00%	01/15/2042	10	9,491
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	610	647,984
Connecticut (State of) (Transportation Infrastructure), Series 2023 A, RB	5.25%	07/01/2042	70	74,950
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2042	40	42,310
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2043	500	527,886
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2044	85	89,538
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2042	1,580	1,680,220
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2044	100	105,863
Connecticut (State of) (Transportation Infrastructure), Series 2025, Ref. RB	5.00%	07/01/2045	40	42,272
Connecticut (State of) Health & Educational Facilities Authority, Series 2017, Ref. RB	5.00%	07/01/2042	55	55,254
Connecticut (State of) Health & Educational Facilities Authority, Series 2022 M, Ref. RB	4.00%	07/01/2052	90	78,553
Connecticut (State of) Health & Educational Facilities Authority, Series 2023 N, RB	5.25%	07/01/2053	250	254,556
Connecticut (State of) Health & Educational Facilities Authority (Connecticut Children’s Medical Center), Series 2023, RB	4.25%	07/15/2053	670	583,930
Connecticut (State of) Health & Educational Facilities Authority (Connecticut Childrens Medical), Series 2023, RB	5.25%	07/15/2048	320	329,531
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University), Series 2017 R, Ref. RB	4.00%	07/01/2042	185	173,779
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University), Series 2017 R, Ref. RB	4.00%	07/01/2047	170	156,149
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2021 A, RB	4.00%	07/01/2046	285	262,124
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2021 A, RB	4.00%	07/01/2051	530	463,220
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, RB	5.50%	08/01/2056	700	732,969
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB	5.50%	07/01/2051	1,050	1,104,382
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB	5.50%	07/01/2055	1,000	1,045,784
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2042	500	528,066
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2043	250	262,904
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2051	600	637,411
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2026, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2055	2,000	2,110,281
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health), Series 2019 A, Ref. RB	4.00%	07/01/2049	35	30,621
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2016 K, RB	4.00%	07/01/2046	160	141,341
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	290	290,239
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	525	540,187
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
University of Connecticut, Series 2018 A, RB	5.25%	11/15/2047	$35	$36,038
University of Connecticut, Series 2023 A, RB	5.50%	11/15/2053	10	10,661
				17,897,010
Delaware-0.14%
Delaware (State of) Economic Development Authority (ACTS Retirement-Life Community), Series 2023, RB	5.25%	11/15/2053	920	923,159
Delaware (State of) Economic Development Authority (Delmarva Power & Light), Series 2018, RB	5.00%	11/15/2048	535	525,176
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2043	375	347,073
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2043	255	252,826
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2048	60	56,876
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	525	535,168
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	4.00%	10/01/2049	685	606,984
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2026, RB	5.25%	10/01/2051	1,000	1,034,791
Delaware (State of) River & Bay Authority, Series 2019, Ref. RB	4.00%	01/01/2044	600	562,124
Delaware (State of) Transportation Authority, Series 2015, RB	5.00%	06/01/2055	970	970,018
				5,814,195
District of Columbia-1.61%
District of Columbia, Series 2015, Ref. RB	4.00%	07/15/2040	560	529,027
District of Columbia, Series 2015, Ref. RB	5.00%	07/15/2044	200	200,123
District of Columbia, Series 2017 D, GO Bonds	4.00%	06/01/2042	50	46,540
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2042	580	584,239
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	545	553,443
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	1,880	1,922,830
District of Columbia, Series 2019 A, RB	4.00%	03/01/2044	685	635,545
District of Columbia, Series 2019 A, RB	5.00%	03/01/2044	825	846,386
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	712,275
District of Columbia, Series 2020 A, RB	4.00%	03/01/2045	610	564,436
District of Columbia, Series 2020 C, RB	4.00%	05/01/2045	700	647,875
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	605	620,088
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2046	1,000	916,438
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	1,000	1,025,898
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	870	911,828
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	455	475,963
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	1,225	1,259,250
District of Columbia, Series 2022 A, RB	5.50%	07/01/2047	1,070	1,132,350
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	190	198,498
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2043	280	291,979
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	625	647,319
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	535	554,347
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	130	136,504
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	655	685,542
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	2,035	2,111,961
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2042	600	630,797
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2043	1,090	1,143,276
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2044	470	491,252
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2045	400	416,616
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2046	215	222,866
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2049	1,765	1,803,293
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2042	275	290,933
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2043	75	79,093
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2044	490	514,482
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2045	325	340,317
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2050	2,915	2,986,553
District of Columbia, Series 2025 A, Ref. RB	5.25%	06/01/2050	1,390	1,448,858
District of Columbia, Series 2026 A, GO Bonds	5.00%	06/01/2043	255	270,746
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2026 A, GO Bonds	5.00%	06/01/2045	$180	$189,402
District of Columbia, Series 2026 A, RB	5.00%	06/01/2043	25	26,544
District of Columbia, Series 2026 A, RB	5.00%	06/01/2044	450	475,457
District of Columbia, Series 2026 A, RB	5.00%	06/01/2045	370	389,327
District of Columbia, Series 2026 A, RB	5.00%	06/01/2047	10	10,383
District of Columbia, Series 2026 A, RB	5.00%	06/01/2049	200	205,861
District of Columbia, Series 2026 A, RB	5.00%	06/01/2051	500	513,365
District of Columbia (Catholic University of America (The)), Series 2017 B, RB	5.00%	10/01/2047	300	285,279
District of Columbia Water & Sewer Authority, Series 2017 B, RB	4.00%	10/01/2044	505	470,044
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	680	685,889
District of Columbia Water & Sewer Authority, Series 2019 A, RB	4.00%	10/01/2049	220	197,654
District of Columbia Water & Sewer Authority, Series 2022 C-1, RB	4.00%	10/01/2047	455	413,243
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2041	45	47,640
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2042	390	411,520
District of Columbia Water & Sewer Authority, Series 2025 C-1, VRD RB(b)	3.15%	10/01/2060	650	650,000
District of Columbia Water & Sewer Authority, Series 2025, Ref. RB	5.25%	10/01/2054	655	680,799
District of Columbia Water & Sewer Authority (Green Bonds), Series 2017 A, RB	5.00%	10/01/2052	590	591,643
District of Columbia Water & Sewer Authority (Green Bonds), Series 2018 A, RB	5.00%	10/01/2049	65	65,563
District of Columbia Water & Sewer Authority (Green Bonds), Series 2019 A, RB	5.00%	10/01/2044	330	337,778
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 C-1, RB	4.00%	10/01/2051	370	328,762
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2044	1,090	1,104,942
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2044	1,275	1,149,909
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2049	3,900	3,308,694
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2053	525	430,460
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2050	1,035	715,720
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	5.00%	10/01/2047	515	516,075
Metropolitan Washington Airports Authority, Series 2019, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2053	1,285	1,087,685
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2052	1,965	1,673,885
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2022, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2053	135	90,556
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	1,445	1,456,590
Washington Metropolitan Area Transit Authority, Series 2018, RB	5.00%	07/01/2043	600	604,580
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	4.00%	07/15/2045	475	446,512
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	925	940,813
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2044	150	154,861
Washington Metropolitan Area Transit Authority, Series 2024, RB	5.25%	07/15/2059	1,570	1,597,586
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.25%	07/15/2055	1,475	1,504,985
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.00%	07/15/2060	2,000	2,010,340
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.50%	07/15/2060	625	650,015
Washington Metropolitan Area Transit Authority, Series 2025, RB	5.25%	07/15/2050	1,000	1,029,267
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	290	226,706
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	810	765,820
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	750	691,375
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	410	418,088
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	4.13%	07/15/2047	1,280	1,203,669
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	995	1,010,854
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	690	717,491
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	2,115	2,154,448
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	180	186,033
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2043	395	407,651
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2045	100	103,035
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2056	600	555,591
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/15/2056	1,295	1,301,070
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2059	1,060	976,548
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2054	1,305	1,313,246
				68,331,019
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-4.51%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	4.00%	12/01/2044	$1,175	$1,064,409
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	5.00%	12/01/2044	1,340	1,340,712
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	370	262,590
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	4.00%	12/01/2049	1,350	1,149,109
Atlantic Beach (City of), FL (Fleet Landing), Series 2018 A, RB	5.00%	11/15/2053	255	243,108
Bay County School Board, Series 2022 A, COP, (INS - AGI)(a)	4.25%	07/01/2047	860	835,733
Board of Governors of University of Florida, Series 2026, RB	5.00%	07/01/2054	250	253,308
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	4.00%	04/01/2052	415	349,822
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	1,090	1,069,183
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	1,135	1,140,635
Broward (County of), FL, Series 2012 Q-1, RB	4.00%	10/01/2042	2,070	1,945,629
Broward (County of), FL, Series 2019 A, RB	3.00%	10/01/2041	770	616,764
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2042	525	490,888
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2043	300	277,953
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2044	65	66,190
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2044	550	503,045
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2049	225	226,359
Broward (County of), FL, Series 2022 A, RB	4.00%	10/01/2045	400	371,315
Broward (County of), FL, Series 2022 A, RB	4.00%	10/01/2047	1,015	938,268
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	640	653,246
Broward (County of), FL, Series 2022, RB	4.00%	01/01/2051	360	317,519
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2047	1,180	1,072,198
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2051	1,045	919,333
Broward (County of), FL School District, Series 2022, GO Bonds	5.00%	07/01/2051	405	408,492
Canaveral Port Authority, Series 2018 B, RB	5.00%	06/01/2048	5	5,028
Cape Coral (City of), FL, Series 2017, Ref. RB	4.00%	10/01/2042	230	207,760
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	280	292,606
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	1,130	1,152,265
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.65%	03/01/2054	115	119,147
Cape Coral (City of), FL, Series 2026, RB, (INS - AGI)(a)	4.88%	03/01/2056	285	278,075
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2042	215	216,442
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2043	320	324,907
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	560	564,849
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	250	254,795
Central Florida Expressway Authority, Series 2019 A, RB	3.13%	07/01/2049	315	233,823
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2044	820	835,726
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2049	210	212,342
Central Florida Expressway Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	07/01/2049	410	420,296
Central Florida Expressway Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	07/01/2054	195	197,786
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2049	395	397,362
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2054	455	450,876
Collier County Health Facilities Authority (Moorings, Inc.), Series 2015 A, Ref. RB	5.00%	05/01/2045	50	49,209
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	750	751,973
Delray Beach (City of), FL, Series 2025, RB	5.25%	10/01/2055	25	26,058
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2044	85	85,786
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2045	1,315	1,133,064
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2050	1,205	986,725
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	08/15/2050	$610	$413,889
Florida (State of), Series 2018, GO Bonds(d)(e)	4.00%	07/01/2028	400	408,733
Florida (State of), Series 2021 B, RB	2.00%	07/01/2050	5	2,679
Florida (State of), Series 2024 A, GO Bonds	4.13%	07/01/2053	55	50,550
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2049	735	742,380
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2054	560	556,782
Florida (State of) Board of Governors (Florida International University), Series 2026, RB, (INS - BAM)(a)	4.50%	07/01/2056	610	570,870
Florida (State of) Department of Transportation, Series 2018 A, RB	4.00%	07/01/2048	550	495,643
Florida (State of) Department of Transportation, Series 2019 B, RB	3.00%	07/01/2049	165	118,464
Florida (State of) Department of Transportation, Series 2021 C, RB	3.00%	07/01/2051	100	70,161
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	360	368,677
Florida (State of) Department of Transportation, Series 2022, RB	4.00%	07/01/2052	65	57,982
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	105	106,230
Florida (State of) Department of Transportation, Series 2024 B, RB	4.00%	07/01/2051	805	714,003
Florida (State of) Department of Transportation, Series 2024 B, RB	4.00%	07/01/2054	165	144,649
Florida (State of) Department of Transportation, Series 2024 C, RB	4.00%	07/01/2051	255	226,175
Florida (State of) Department of Transportation, Series 2024 C, RB	4.00%	07/01/2054	235	206,015
Florida (State of) Department of Transportation, Series 2024, RB	4.00%	07/01/2054	25	21,916
Florida (State of) Department of Transportation, Series 2025 C, RB	5.00%	07/01/2055	265	266,447
Florida (State of) Department of Transportation, Series 2025, RB	4.25%	07/01/2055	415	373,930
Florida (State of) Department of Transportation, Series 2026, RB	4.25%	07/01/2049	250	232,513
Florida (State of) Department of Transportation, Series 2026, RB	4.25%	07/01/2053	300	274,564
Florida (State of) Department of Transportation, Series 2026, RB	4.50%	07/01/2055	250	237,453
Florida (State of) Higher Educational Facilities Financial Authority (Ringling College), Series 2017, RB	5.00%	03/01/2042	470	436,490
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2020, Ref. RB	3.00%	12/01/2048	1,055	754,319
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2020, Ref. RB	4.00%	12/01/2050	515	432,353
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2024, RB	4.13%	12/01/2054	305	253,172
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2024, RB	5.25%	12/01/2054	245	249,567
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2042	295	297,212
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2048	815	817,444
Florida Development Finance Corp. (Mater Academy), Series 2020 A, RB	5.00%	06/15/2050	30	28,055
Florida Development Finance Corp. (Mater Academy), Series 2022 A, RB	5.00%	06/15/2056	270	247,991
Florida Development Finance Corp. (Tampa General Hospital), Series 2024, RB	5.25%	08/01/2049	45	45,916
Florida Development Finance Corp. (Tampa General Hospital), Series 2024, RB	4.50%	08/01/2055	360	324,422
Florida Development Finance Corp. (Tampa General Hospital), Series 2024, RB	5.25%	08/01/2055	160	161,696
Florida Development Finance Corp. (Tampa General Hospital), Series 2026 A, RB	5.25%	08/01/2051	1,135	1,156,744
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	02/01/2046	405	357,852
Florida Keys Aqueduct Authority, Series 2019 A, RB	5.00%	09/01/2049	130	130,022
Florida State Board of Governors, Series 2024 A, RB, (INS - BAM)(a)	4.25%	10/01/2053	150	132,066
Fort Lauderdale (City of), FL, Series 2018, RB	4.00%	09/01/2043	270	254,410
Fort Lauderdale (City of), FL, Series 2018, RB	3.50%	09/01/2048	505	399,077
Fort Lauderdale (City of), FL, Series 2026, RB	5.00%	07/01/2056	500	509,871
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2048	270	287,507
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2053	550	577,779
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant), Series 2023, RB	5.50%	09/01/2048	70	74,539
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant), Series 2023, RB	5.50%	09/01/2053	890	934,951
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	270	251,001
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2049	280	246,313
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	250	261,998
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	665	682,053
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2052	725	623,090
Gainesville (City of), FL, Series 2017 A-2, RB	5.00%	10/01/2051	500	505,627
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	315	320,881
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	$1,110	$1,126,256
Gainesville (City of), FL, Series 2021 A-1, RB	5.00%	10/01/2046	10	10,243
Halifax Hospital Medical Center, Series 2016, Ref. RB	3.75%	06/01/2041	270	233,631
Halifax Hospital Medical Center, Series 2016, Ref. RB	4.00%	06/01/2046	280	240,129
Halifax Hospital Medical Center (Daytona Beach), Series 2024, RB	4.25%	06/01/2054	170	149,358
Halifax Hospital Medical Center (Daytona Beach), Series 2024, RB	5.25%	06/01/2054	360	360,265
Hillsborough (County of), FL, Series 2021 A, RB	2.50%	08/01/2051	160	98,970
Hillsborough (County of), FL, Series 2021, RB	3.00%	08/01/2046	530	391,614
Hillsborough (County of), FL, Series 2021, RB	2.25%	08/01/2051	40	23,268
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	200	203,410
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	245	248,876
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	795	800,730
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	4.00%	10/01/2052	230	205,272
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2020 D, Ref. VRD RB, (LOC - TD Bank, N.A.)(b)(c)	3.03%	11/15/2042	4,000	4,000,000
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(b)(c)	2.90%	11/01/2038	1,800	1,800,000
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.25%	11/15/2049	1,085	1,122,976
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.50%	11/15/2054	2,275	2,378,662
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024, Ref. RB	4.13%	11/15/2051	1,530	1,365,625
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2045	505	455,020
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2050	1,220	1,026,767
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	3.50%	08/01/2055	750	554,092
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020, RB	4.00%	08/01/2055	330	269,838
Hollywood (City of), FL, Series 2022, GO Bonds	5.00%	07/01/2047	70	71,435
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	345	356,575
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.50%	10/01/2053	175	181,767
Jacksonville (City of), FL, Series 2024, Ref. RB	5.25%	10/01/2054	745	764,168
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	270	241,312
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	4.00%	11/01/2045	400	350,803
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	445	434,168
JEA Electric System, Series 2026 A, Ref. RB	5.25%	10/01/2056	530	547,074
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.25%	10/01/2049	1,625	1,671,221
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.50%	10/01/2054	1,390	1,455,376
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.00%	10/01/2045	240	250,507
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2049	600	619,854
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2055	2,140	2,208,121
JEA Water & Sewer System, Series 2026 A, Ref. RB	5.00%	10/01/2051	760	780,712
JEA Water & Sewer System, Series 2026 A, Ref. RB	5.00%	10/01/2056	430	438,660
Kissimmee (City of), FL, Series 2024 A, RB	5.00%	10/01/2054	305	307,801
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	4.00%	04/01/2049	440	376,282
Lee (County of), FL Industrial Development Authority, Series 2024 C, RB	5.00%	11/15/2054	720	693,656
Lee (County of), FL Industrial Development Authority (Lee Health System), Series 2019 A-1, Ref. RB	5.00%	04/01/2044	105	105,641
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group), Series 2024, RB	5.25%	11/15/2054	440	439,977
Lee (County of), FL Industrial Development Authority (Shell Point/Waterside Health), Series 2019, RB	5.00%	11/15/2044	115	115,677
Lee (County of), FL Industrial Development Authority (Shell Point/Waterside Health), Series 2019, RB	5.00%	11/15/2049	820	807,094
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Lee (County of), FL Industrial Development Authority (Shell Point/Waterside Health), Series 2024 C, RB	5.00%	11/15/2044	$220	$222,981
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2046	410	369,441
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2048	185	163,964
Lee County School Board (The), Series 2025 A, COP	5.25%	08/01/2050	20	20,743
Manatee (County of), FL, Series 2022, Ref. RB	5.25%	10/01/2047	95	98,965
Manatee (County of), FL, Series 2022, Ref. RB	4.00%	10/01/2052	525	455,619
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	410	426,260
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	660	691,209
Manatee (County of), FL, Series 2023, Ref. RB	4.00%	10/01/2048	20	17,813
Manatee (County of), FL, Series 2023, Ref. RB	4.00%	10/01/2053	480	410,195
Martin (County of), FL Health Facilities Authority, Series 2019, Ref. RB	4.00%	01/01/2046	2,240	2,012,315
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2017, Ref. RB	5.00%	08/01/2042	105	105,436
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2017, Ref. RB	4.00%	08/01/2047	315	278,048
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2017, Ref. RB	5.00%	08/01/2047	205	205,298
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2021 A, Ref. RB	4.00%	08/01/2051	1,285	1,102,827
Miami (City of) & Dade (County of), FL School Board (The), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.00%	03/15/2047	30	30,759
Miami (City of) & Dade (County of), FL School Board (The), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.00%	03/15/2052	975	988,404
Miami (City of) & Dade (County of), FL School Board (The), Series 2026, Ref. GO Bonds	5.00%	03/15/2044	20	20,923
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	1,000	1,020,234
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	1,030	1,060,273
Miami (City of), FL (Miami Forever Infrastructure Programs), Series 2024, RB	5.50%	01/01/2049	610	642,281
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	835	760,070
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	545	548,154
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	195	196,175
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	115	115,547
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2044	390	358,977
Miami Beach (City of), FL (Arts and Cultural Facilities)(, Series 2023 A, GO Bonds	5.25%	05/01/2053	185	190,258
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	555	489,192
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	3.00%	11/15/2051	560	379,706
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	345	289,656
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	3.75%	07/01/2042	280	251,756
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	4.00%	07/01/2042	350	325,986
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	5.00%	07/01/2043	90	90,063
Miami-Dade (County of), FL, Series 2016 A, GO Bonds	4.00%	07/01/2042	335	312,881
Miami-Dade (County of), FL, Series 2016 A, Ref. RB(d)(e)	5.00%	10/01/2026	120	120,227
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2044	855	774,005
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	635	499,777
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2047	575	514,933
Miami-Dade (County of), FL, Series 2018, RB	5.00%	07/01/2043	220	223,452
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2044	15	14,011
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2045	410	379,547
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2046	150	138,171
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2048	345	306,681
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	860	778,532
Miami-Dade (County of), FL, Series 2019 B, RB	5.00%	10/01/2044	510	519,522
Miami-Dade (County of), FL, Series 2019 B, RB	3.00%	10/01/2049	745	527,980
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2049	3,875	3,408,796
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	670	681,159
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2046	45	45,459
Miami-Dade (County of), FL, Series 2019, RB	4.00%	10/01/2048	505	448,827
Miami-Dade (County of), FL, Series 2020 A, RB	4.00%	07/01/2049	570	500,025
Miami-Dade (County of), FL, Series 2020 A, RB	4.00%	07/01/2050	525	455,423
Miami-Dade (County of), FL, Series 2021 B-2, Ref. RB	4.00%	10/01/2043	705	653,189
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2021, GO Bonds	4.00%	07/01/2050	$245	$213,576
Miami-Dade (County of), FL, Series 2021, GO Bonds	5.00%	07/01/2051	550	555,324
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	5	4,623
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	275	253,226
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	193,132
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	150	135,790
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	545	491,334
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2046	310	318,254
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	740	657,597
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2051	465	323,234
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	590	519,495
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	555	473,822
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2052	10	10,089
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2043	275	285,666
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2044	150	155,343
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2045	100	103,363
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2046	105	108,102
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2047	265	271,660
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2048	310	316,567
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2049	490	498,809
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2051	180	182,282
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2052	1,125	1,135,899
Miami-Dade (County of), FL, Series 2023 A, RB	5.00%	04/01/2048	80	81,391
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2049	450	455,790
Miami-Dade (County of), FL, Series 2024 A, RB	4.13%	10/01/2050	1,305	1,154,706
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	1,735	1,769,631
Miami-Dade (County of), FL, Series 2024, RB	5.00%	04/01/2051	500	504,404
Miami-Dade (County of), FL, Series 2024, RB	5.00%	04/01/2054	555	557,923
Miami-Dade (County of), FL, Series 2025 A, RB	4.50%	10/01/2051	1,000	952,773
Miami-Dade (County of), FL, Series 2025 A, RB	5.00%	10/01/2055	2,925	2,956,294
Miami-Dade (County of), FL, Series 2025 B, RB	5.25%	10/01/2055	1,315	1,346,198
Miami-Dade (County of), FL, Series 2025, Ref. RB	5.50%	06/01/2055	1,020	1,064,448
Miami-Dade (County of), FL, Series 2026 B, Ref. RB	5.00%	10/01/2041	1,000	1,064,175
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2049	1,345	1,173,642
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2050	1,325	905,698
Miami-Dade (County of), FL (Building Better Communities Program), Series 2015 D, GO Bonds	5.00%	07/01/2045	600	600,352
Miami-Dade (County of), FL (Building Better Communities), Series 2024, Ref. GO Bonds	5.00%	07/01/2051	300	303,205
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	4.00%	04/01/2045	1,245	1,144,037
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	4.00%	04/01/2053	320	273,334
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	5.00%	04/01/2053	1,105	1,105,486
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2042	10	10,401
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2043	45	46,631
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2044	155	159,720
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2045	180	184,872
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2046	365	373,001
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.25%	04/01/2047	160	165,319
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.25%	04/01/2048	280	287,887
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2044	$155	$162,446
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2045	125	130,577
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2026, RB	5.00%	04/01/2043	200	207,930
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2026, RB	5.00%	04/01/2044	75	77,497
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2026, RB	5.00%	04/01/2045	45	46,331
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2026, RB	5.00%	04/01/2046	30	30,719
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2026, RB	5.00%	04/01/2047	245	249,231
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2026, RB	5.00%	04/01/2048	200	202,355
North Sumter County Utility Dependent District, Series 2021, RB, (INS - AGI)(a)	5.00%	10/01/2052	220	222,212
Okaloosa County School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	10/01/2049	675	685,965
Orange (County of), FL Convention Center, Series 2026 A, RB	5.00%	10/01/2043	65	68,422
Orange (County of), FL Convention Center, Series 2026 A, RB	4.00%	10/01/2045	25	22,953
Orange (County of), FL Convention Center, Series 2026 A, RB	4.00%	10/01/2046	400	361,765
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2016 B, RB	4.00%	10/01/2045	435	393,313
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	405	406,599
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, RB	4.00%	10/01/2049	770	667,690
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2022, RB	3.00%	10/01/2047	150	108,272
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2022, RB	4.00%	10/01/2052	2,150	1,807,306
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,260	1,262,911
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	4.50%	10/01/2056	1,535	1,417,171
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.25%	10/01/2056	3,865	3,913,937
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities Obligated Group), Series 2023, Ref. RB	4.00%	08/01/2042	80	72,740
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities Obligated Group), Series 2024, Ref. RB	5.00%	08/01/2054	170	163,661
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	285	287,752
Orlando (City of), FL, Series 2024 A, RB	5.00%	10/01/2049	250	257,614
Orlando (City of), FL, Series 2024 A, RB	5.00%	10/01/2054	1,235	1,257,843
Orlando (City of), FL, Series 2025, RB, (INS - AGI)(a)	5.50%	11/01/2050	390	409,325
Orlando (City of), FL, Series 2025, RB, (INS - AGI)(a)	5.50%	11/01/2055	925	963,970
Orlando (City of), FL, Series 2026 B, RB	5.00%	10/01/2051	5	5,138
Orlando (City of), FL, Series 2026 B, RB	5.25%	10/01/2055	770	804,778
Orlando (City of), FL (Camping World Stadium), Series 2025, RB, (INS - AGI)(a)	5.13%	11/01/2050	90	91,650
Orlando (City of), FL Utilities Commission, Series 2021 A, RB	2.38%	10/01/2046	115	74,238
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	850	873,571
Orlando (City of), FL Utilities Commission, Series 2025 A, RB	5.00%	10/01/2050	400	409,156
Osceola (County of), FL, Series 2019 A-1, Ref. RB	5.00%	10/01/2044	320	320,171
Osceola (County of), FL, Series 2020 A-1, Ref. RB	4.00%	10/01/2054	665	546,239
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.), Series 2018, RB	5.00%	11/15/2045	190	190,350
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.), Series 2025, Ref. RB	5.00%	11/15/2055	700	680,907
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida), Series 2019, RB	3.00%	08/15/2044	635	471,352
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida), Series 2019, RB	4.00%	08/15/2049	1,470	1,270,636
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2047	285	272,964
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2052	500	471,451
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2025, RB	5.25%	11/01/2055	$15	$14,585
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	917,411
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2026, RB	5.63%	05/15/2061	60	59,387
Palm Desert (City of), CA, Series 2026, Ref. RB	5.00%	10/01/2056	650	657,277
Pasco (City of), FL, Series 2014 B, RB	4.00%	10/01/2044	250	228,994
Pasco (City of), FL, Series 2023, RB, (INS - AGI)(a)	5.00%	09/01/2048	550	552,326
Pasco (City of), FL, Series 2023, RB, (INS - AGI)(a)	5.75%	09/01/2054	1,020	1,066,587
Pasco (County of), FL School Board, Series 2021 B, COP, (INS - AGI)(a)	5.00%	08/01/2046	305	311,174
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.25%	10/01/2050	755	789,716
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.50%	10/01/2055	1,000	1,062,169
Polk (County of), FL, Series 2020, Ref. RB	4.00%	10/01/2043	275	260,136
Polk (County of), FL, Series 2024, Ref. RB	5.00%	10/01/2054	260	262,908
Pompano Beach (City of), FL, Series 2018, GO Bonds	4.00%	07/01/2048	65	58,670
Pompano Beach (City of), FL (John Knox Village), Series 2021 A, RB	4.00%	09/01/2056	385	304,785
Port St. Lucie (City of), FL, Series 2016, Ref. RB	3.25%	07/01/2045	505	398,943
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 A, Ref. RB	5.00%	03/15/2042	355	357,288
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 B, Ref. PCR	5.00%	03/15/2042	425	427,739
Putnam County School District, Series 2023, GO Bonds, (INS - AGI)(a)	4.25%	07/01/2052	155	136,494
Putnam County School District, Series 2025, GO Bonds, (INS - AGI)(a)	5.00%	07/01/2054	250	252,148
Putnam County School District, Series 2026, GO Bonds, (INS - BAM)(a)	5.00%	07/01/2055	300	302,755
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	825	840,694
Sarasota (County of), FL, Series 2025, RB	5.25%	10/01/2055	510	525,488
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	1,930	1,665,643
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	4.00%	07/01/2052	1,080	912,208
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	270	265,545
Seminole (County of), FL, Series 2022, Ref. RB	5.00%	10/01/2052	1,125	1,146,571
South Broward Hospital District, Series 2016 A, Ref. RB	4.00%	05/01/2044	1,280	1,113,605
South Broward Hospital District, Series 2018, RB	4.00%	05/01/2048	1,730	1,525,055
South Broward Hospital District, Series 2021 A, RB	3.00%	05/01/2051	1,180	822,779
South Miami (City of), FL Health Facilities Authority, Series 2017, Ref. RB	5.00%	08/15/2042	1,025	1,030,577
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	1,135	1,064,624
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2047	805	712,090
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2047	950	952,392
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	125	127,456
St. Johns (County of), FL Housing Finance Authority (Presbyterian Retirement Communities Obligated Group), Series 2020, Ref. RB	4.00%	08/01/2055	700	564,522
St. Johns County School Board, Series 2024 A, COP, (INS - AGI)(a)	5.50%	07/01/2049	525	548,539
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGI)(a)	5.00%	07/01/2048	5	5,051
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGI)(a)	5.25%	07/01/2053	600	611,184
St. Petersburg (City of), FL, Series 2025 C, RB	4.50%	10/01/2055	850	804,671
Tallahassee (City of), FL, Series 2024, RB	5.00%	10/01/2049	235	237,383
Tallahassee (City of), FL, Series 2025, Ref. RB	5.25%	10/01/2055	340	351,589
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.), Series 2016, RB	5.00%	12/01/2055	795	756,333
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 B, Ref. RB	4.00%	07/01/2042	1,350	1,255,352
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	295	298,055
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	1,250	1,255,734
Tampa (City of), FL, Series 2015, Ref. RB	5.00%	04/01/2045	200	200,063
Tampa (City of), FL, Series 2016 A, RB	4.00%	11/15/2046	1,805	1,614,626
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	950	940,308
Tampa (City of), FL, Series 2020 A, RB	4.00%	10/01/2044	235	224,906
Tampa (City of), FL, Series 2020 A, RB	4.00%	10/01/2048	60	55,248
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2050	$200	$203,936
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2054	115	116,855
Tampa (City of), FL, Series 2020, Ref. RB	4.00%	04/01/2050	415	352,825
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2047	50	51,694
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2049	600	615,416
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2054	525	533,300
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2047	165	170,808
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	525	536,742
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	175	180,729
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	650	577,573
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	790	790,033
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2046	90	93,211
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2049	690	705,858
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.25%	10/01/2054	1,440	1,479,958
Tampa Bay (City of), FL Water, Series 2026 A, RB	5.00%	10/01/2048	300	309,509
Tampa Bay (City of), FL Water, Series 2026 A, RB	5.00%	10/01/2055	800	812,487
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.25%	10/01/2047	755	782,993
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.00%	10/01/2052	1,525	1,543,852
Volusia (County of), FL Educational Facility Authority, Series 2015, Ref. RB	5.00%	06/01/2045	20	18,854
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2049	360	363,780
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2046	35	35,740
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	640	645,000
Wildwood Utility Dependent District, Series 2023, RB, (INS - AGI)(a)	5.50%	10/01/2053	25	25,966
Winter Garden (City of), FL, Series 2025, RB	5.25%	08/01/2054	230	238,263
Woodland (City of), FL, Series 2026, RB, (INS - BAM)(a)	4.63%	11/01/2056	750	727,334
				191,004,951
Georgia-1.54%
Albany-Dougherty (County of), GA Hospital Authority, Series 2012, RB	4.00%	12/01/2042	765	705,503
Atlanta (City of), GA, Series 2022 A, RB	5.00%	07/01/2047	15	15,344
Atlanta (City of), GA, Series 2022 A, RB	4.00%	07/01/2052	105	93,765
Atlanta (City of), GA, Series 2025 B, Ref. RB	5.50%	07/01/2050	45	47,503
Atlanta (City of), GA (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2048	250	255,482
Atlanta (City of), GA (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2053	550	556,482
Atlanta (City of), GA (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2049	430	438,646
Atlanta (City of), GA (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2054	510	515,945
Atlanta (City of), GA (Green Bonds), Series 2026, Ref. RB	5.25%	11/01/2056	95	99,284
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2041	200	210,445
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	455	477,533
Atlanta (City of), GA (Social Bonds), Series 2023, RB	5.00%	07/01/2044	140	145,571
Atlanta Development Authority (The), Series 2015 A-1, RB	5.25%	07/01/2044	350	350,189
Augusta (City of), GA, Series 2012, Ref. RB, (INS - AGI)(a)	3.50%	10/01/2042	1,765	1,514,651
Augusta (City of), GA (Wellstar Health System, Inc.), Series 2023, Ref. RB, (INS - AGI)(a)	5.13%	04/01/2053	320	324,881
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	4.00%	07/01/2044	1,775	1,661,862
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	1,070	813,961
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	4.00%	07/01/2049	1,510	1,350,083
Brookhaven (City of), GA Urban Redevelopment Agency, Series 2023 A, RB	4.00%	07/01/2053	125	112,126
Burke (County of), GA Development Authority (The) (Georgia Transmission Corp. Vogtle), Series 2012, Ref. RB	2.75%	01/01/2052	1,590	1,008,184
Burke (County of), GA Development Authority (The) (Oglethorpe Power Corp.), Series 2017, Ref. RB	4.13%	11/01/2045	800	738,923
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Burke (County of), GA Development Authority (The) (Oglethorpe Power Corp.), Series 2017, Ref. RB	4.13%	11/01/2045	$790	$727,812
Carroll City-County Hospital Authority, Series 2025, Ref. RB	5.00%	07/01/2050	45	45,426
Carroll City-County Hospital Authority, Series 2025, Ref. RB	5.00%	07/01/2055	350	348,328
Cartersville (City of), GA, Series 2026, RB	5.00%	06/01/2056	665	678,506
Clarke (County of), GA Hospital Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	270	270,014
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017 A, Ref. RAC	5.00%	04/01/2042	120	120,456
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017, Ref. RAC	5.00%	04/01/2047	265	265,538
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	575	576,354
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RAC	4.00%	04/01/2052	1,440	1,230,331
Cobb-Marietta Coliseum & Exhibit Hall Authority, Series 2025, RB	5.50%	10/01/2050	400	424,264
Cobb-Marietta Coliseum & Exhibit Hall Authority (Cobb Galleria Center Project), Series 2025, RB	5.50%	10/01/2053	15	15,798
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RAC	5.13%	04/01/2048	420	427,420
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RAC	5.75%	04/01/2053	900	945,620
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RB	5.13%	04/01/2053	710	716,449
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RB, (INS - AGI)(a)	5.00%	04/01/2048	410	418,089
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RB, (INS - AGI)(a)	5.00%	04/01/2053	5	5,044
Coweta (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2020, Ref. RB	5.00%	07/01/2044	95	96,322
Coweta County Water & Sewage Authority, Series 2024, RB	5.00%	06/01/2054	75	76,094
Coweta County Water & Sewage Authority, Series 2024, RB	4.25%	06/01/2057	200	183,104
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System), Series 2017, RB	4.00%	08/15/2048	590	519,000
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	320	335,798
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2052	380	386,083
DeKalb (County of), GA, Series 2025 A, RB	5.00%	10/01/2050	325	333,315
DeKalb (County of), GA, Series 2025 A, RB	5.00%	10/01/2055	1,050	1,069,521
Forsyth (County of), GA, Series 2019, Ref. RB	3.00%	04/01/2049	480	355,601
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2042	500	362,457
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2043	275	195,254
Fulton (County of), GA, Series 2020 A, RB	2.38%	01/01/2044	340	241,162
Fulton (County of), GA, Series 2020 A, RB	3.00%	01/01/2045	155	120,823
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2017, RB	5.00%	04/01/2047	645	646,309
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	25	25,252
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	3.63%	07/01/2041	825	733,895
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	130	130,007
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019, RB	3.00%	07/01/2044	795	615,715
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019, RB	4.00%	07/01/2049	1,165	1,018,075
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center), Series 2019, Ref. RB	5.00%	03/15/2044	85	85,785
Fulton (County of), GA Development Authority (Spelman College), Series 2026, RB	5.25%	06/01/2056	315	318,823
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2017, RAC	5.00%	04/01/2042	495	496,883
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,065	922,369
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 A, Ref. RB	5.00%	02/15/2042	60	60,148
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	200	201,495
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017, Ref. RB	4.00%	02/15/2042	230	212,873
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017, Ref. RB	5.00%	02/15/2045	45	45,097
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	4.00%	02/15/2045	845	769,759
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	3.00%	02/15/2047	315	235,797
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	$1,350	$828,036
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	1,055	731,537
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	1,000	868,270
George L Smith II Congress Center Authority (Convention Center Hotel), Series 2021, RB	4.00%	01/01/2054	1,375	1,118,618
Georgia (State of), Series 2021 A, Ref. GO Bonds	3.00%	07/01/2041	100	83,211
Georgia (State of) (Bid Group 2), Series 2026 A, GO Bonds	5.00%	07/01/2043	1,425	1,535,502
Georgia (State of) Municipal Electric Authority, Series 2018 HH, Ref. RB	5.00%	01/01/2044	220	221,679
Georgia (State of) Municipal Electric Authority, Series 2018, Ref. RB, (INS - AGI)(a)	4.13%	01/01/2049	290	264,504
Georgia (State of) Municipal Electric Authority, Series 2019 A, Ref. RB	5.00%	01/01/2044	60	60,575
Georgia (State of) Municipal Electric Authority, Series 2019, RB, (INS - AGI)(a)	4.00%	01/01/2044	500	464,994
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015 A, RB	5.00%	07/01/2060	110	106,613
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015, RB	5.00%	07/01/2060	965	944,323
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015, RB	5.50%	07/01/2060	50	50,010
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2048	500	494,125
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	4.00%	01/01/2049	55	48,467
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	4.00%	01/01/2049	390	337,456
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2059	650	639,336
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2059	30	29,092
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, Ref. RB	5.00%	01/01/2049	400	395,798
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2062	205	205,462
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2062	350	350,788
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	4.50%	07/01/2063	860	779,385
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2055	265	266,547
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2064	1,000	1,002,962
Georgia (State of) Municipal Electric Authority (Project One), Series 2021 A, Ref. RB	4.00%	01/01/2051	45	39,444
Georgia (State of) Municipal Electric Authority (Project One), Series 2024 B, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2054	50	51,316
Georgia (State of) Municipal Electric Authority (Project One), Series 2024, Ref. RB	5.25%	01/01/2049	10	10,288
Georgia (State of) Ports Authority, Series 2021, RB	3.00%	07/01/2046	135	101,650
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2046	60	56,221
Georgia (State of) Ports Authority, Series 2021, RB	2.63%	07/01/2051	525	344,155
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2051	970	880,995
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	185	193,133
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2043	115	121,670
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	660	616,556
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	175	179,802
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2052	795	716,207
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	1,015	1,047,635
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	600	579,977
Griffin (City of), GA, Series 2025, RB, (INS - BAM)(a)	5.00%	01/01/2056	250	255,284
Griffin-Spalding County Hospital Authority, Series 2017, RAC	4.00%	04/01/2042	475	436,349
Griffin-Spalding County Hospital Authority, Series 2017, RAC	3.75%	04/01/2047	1,360	1,133,655
Jefferson Public Building Authority, Series 2025, RB	4.50%	02/01/2055	425	405,111
Macon Water Authority, Series 2024, RB	5.00%	10/01/2054	595	604,010
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	985	984,949
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2049	1,965	1,915,049
Metropolitan Atlanta Rapid Transit Authority, Series 2020 A, RB	3.00%	07/01/2047	165	120,798
Metropolitan Atlanta Rapid Transit Authority, Series 2026, VRD Ref. RB, (LOC - TD Bank, N.A.)(b)(c)	2.90%	07/01/2045	1,800	1,800,000
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.25%	07/01/2050	1,080	1,137,640
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2055	1,080	1,107,051
Paulding (County of), GA, Series 2016, Ref. RB	3.00%	12/01/2048	690	500,198
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Paulding (County of), GA Hospital Authority (Wellstar Health System, Inc.), Series 2026, RAC	5.00%	04/01/2056	$500	$508,143
Private Colleges & Universities Authority (Emory University), Series 2013 A, RB	5.00%	10/01/2043	990	990,566
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	4.00%	10/01/2046	535	480,325
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	630	630,525
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2041	10	9,494
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2043	235	253,052
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2044	90	96,473
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2045	85	90,831
Private Colleges & Universities Authority (Emory University) (Green Bonds), Series 2019, Ref. RB	5.00%	09/01/2048	70	71,130
Private Colleges & Universities Authority (Mercer University), Series 2021, Ref. RB	4.00%	10/01/2050	260	219,126
Private Colleges & Universities Authority (The Savannah College of Art and Design), Series 2021, RB	4.00%	04/01/2044	840	762,953
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2049	235	241,188
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2054	525	532,319
Roswell Development Authority (Wellstar Healthcare, Inc.), Series 2025, VRD RB, (LOC - Truist Bank)(b)(c)	3.00%	04/01/2047	900	900,000
Savannah (City of), GA, Series 2026, Ref. RB	4.50%	12/01/2056	290	280,370
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019 A, Ref. RB	4.00%	07/01/2043	515	468,066
Savannah Georgia Convention Center Authority, Series 2025, RB	5.25%	06/01/2061	400	380,210
Savannah Georgia Convention Center Authority, Series 2025, RB, (INS - AGI)(a)	5.00%	06/01/2058	760	750,046
Valdosta & Lowndes County Hospital Authority, Series 2024, RB	5.00%	10/01/2054	215	217,537
Valdosta (City of) & Lowndes (County of), GA Hospital Authority (South Georgia Medical Center), Series 2024, RB	4.13%	10/01/2049	555	507,952
Walton Industrial Building Authority, Series 2021, RB	4.00%	02/01/2052	135	121,364
				65,122,731
Guam-0.03%
Guam (Territory of) Port Authority, Series 2018 A, RB	5.00%	07/01/2048	120	120,288
Guam (Territory of) Waterworks Authority, Series 2016, RB	5.00%	01/01/2046	245	245,006
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	955	961,467
				1,326,761
Hawaii-0.13%
Hawaii (State of) Airports System, Series 2025 B, RB	5.00%	07/01/2049	1,500	1,559,702
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, Ref. RB	5.00%	07/01/2043	15	15,542
Honolulu (City & County of), HI, Series 2018 A, RB	4.00%	07/01/2042	795	753,869
Honolulu (City & County of), HI, Series 2018 A, RB	5.00%	07/01/2047	255	256,699
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	450	453,818
Honolulu (City & County of), HI, Series 2025 B, RB	5.25%	07/01/2050	25	26,097
Honolulu (City & County of), HI, Series 2025, RB	5.25%	07/01/2055	1,055	1,099,348
Honolulu (City & County of), HI (Green Bonds), First Series 2024, RB	5.25%	07/01/2054	1,000	1,039,009
Honolulu (City & County of), HI (Green Bonds), Series 2019 A, RB	4.00%	07/01/2044	15	14,072
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	500	465,189
				5,683,345
Idaho-0.25%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018 C, VRD Ref. RB, (LOC - U.S. Bank, N.A.)(b)(c)	2.95%	03/01/2048	2,000	2,000,000
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	4.00%	03/01/2046	500	447,752
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	3.00%	03/01/2051	835	550,100
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	4.00%	03/01/2051	565	486,852
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2025, Ref. RB	4.38%	03/01/2053	490	453,449
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.25%	03/01/2050	330	337,430
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.25%	03/01/2053	120	121,894
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	215	190,702
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2017, RB	5.00%	12/01/2046	110	110,667
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2017, RB	5.00%	12/01/2047	330	332,735
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-(continued)
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2019, RB	4.00%	12/01/2043	$130	$118,327
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	1,410	1,443,794
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	4.00%	08/15/2048	35	32,041
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	750	783,668
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	1,320	1,360,938
Idaho (State of) Housing & Finance Association, Series 2024, RB	4.00%	08/15/2049	675	622,372
Idaho (State of) Housing & Finance Association, Series 2025 A, RB	5.00%	08/15/2049	515	531,791
Idaho (State of) Housing & Finance Association, Series 2025 A, RB	4.00%	08/15/2050	850	769,139
				10,693,651
Illinois-4.02%
Chicago (City of), IL, Series 2017 A, RB	5.00%	01/01/2047	250	250,226
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(a)	5.25%	01/01/2042	200	200,649
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(a)	4.00%	01/01/2052	305	255,604
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,145	2,038,364
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	980	954,719
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2048	405	416,318
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2048	1,100	1,134,640
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2053	510	521,137
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2053	605	617,886
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2058	585	595,793
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.50%	01/01/2062	25	25,732
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.50%	11/01/2062	1,200	1,234,428
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2042	250	239,016
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2043	1,090	1,042,971
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2044	1,475	1,401,672
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2045	1,095	1,035,500
Chicago (City of), IL, Series 2024 A, GO Bonds	5.25%	01/01/2045	100	96,986
Chicago (City of), IL, Series 2025 A, GO Bonds	6.00%	01/01/2050	2,750	2,831,586
Chicago (City of), IL, Series 2026 A, RB	5.00%	11/01/2042	330	343,980
Chicago (City of), IL, Series 2026 A, RB	5.00%	11/01/2044	25	25,869
Chicago (City of), IL, Series 2026 A, RB	5.00%	11/01/2045	10	10,311
Chicago (City of), IL, Series 2026 A, RB	5.00%	11/01/2046	95	97,408
Chicago (City of), IL, Series 2026 A, RB	5.00%	11/01/2048	350	354,044
Chicago (City of), IL, Series 2026 A, RB	5.00%	11/01/2064	45	44,188
Chicago (City of), IL, Series 2026 A, RB	5.50%	11/01/2066	1,200	1,234,929
Chicago (City of), IL, Series 2026 A, RB, (INS - BAM)(a)	5.25%	11/01/2061	1,100	1,122,581
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	1,800	1,802,040
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	1,895	1,894,986
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(a)	4.25%	01/01/2042	410	395,199
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(a)	4.25%	01/01/2047	435	405,936
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	4.00%	01/01/2044	2,435	2,226,122
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	1,190	1,198,222
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	980	982,401
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	1,005	874,016
Chicago (City of), IL (O’Hare International Airport), Series 2022, RB	4.50%	01/01/2056	850	780,791
Chicago (City of), IL (O’Hare International Airport), Series 2022, RB	5.25%	01/01/2056	945	956,835
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2048	1,075	1,090,010
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2053	1,960	2,003,567
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.50%	01/01/2059	1,215	1,265,923
Chicago (City of), IL (O’Hare International Airport), Series 2025 C, Ref. RB	5.25%	01/01/2054	335	343,712
Chicago (City of), IL (O’Hare International Airport), Series 2026 A, RB	5.00%	01/01/2046	45	46,228
Chicago (City of), IL (O’Hare International Airport), Series 2026 A, RB	5.00%	01/01/2047	65	66,410
Chicago (City of), IL (O’Hare International Airport), Series 2026 A, RB	5.25%	01/01/2056	1,570	1,605,100
Chicago (City of), IL (O’Hare International Airport), Series 2026 A, RB	5.25%	01/01/2061	1,950	1,985,207
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	3,565	3,601,739
Chicago (City of), IL Board of Education, Series 2018, RB	5.00%	04/01/2042	680	665,311
Chicago (City of), IL Board of Education, Series 2018, RB	5.00%	04/01/2046	500	482,681
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2045	$260	$261,824
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	2,100	2,193,560
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2041	320	336,865
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2042	455	476,951
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	270	281,762
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2050	500	504,316
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2055	885	886,106
Chicago (City of), IL O’Hare International Airport, Series 2025 C, Ref. RB	5.25%	01/01/2049	85	88,303
Chicago (City of), IL O’Hare International Airport, Series 2026 A, RB	5.00%	01/01/2044	195	202,026
Chicago (City of), IL Transit Authority, Series 2017, RB	5.00%	12/01/2046	490	490,439
Chicago (City of), IL Transit Authority, Series 2017, RB	5.00%	12/01/2051	405	405,033
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGI)(a)	5.00%	12/01/2051	565	565,191
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	930	942,261
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	4.00%	12/01/2050	160	136,632
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	4.00%	12/01/2055	810	669,140
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2055	1,170	1,170,427
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	4.00%	12/01/2049	700	596,514
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2052	625	626,149
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	1,210	1,206,582
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	785	795,960
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2041	405	422,903
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2042	445	463,017
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2043	470	487,178
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2044	575	592,386
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2049	2,745	2,768,051
Chicago (City of), IL Transit Authority, Series 2026 A, RB	5.00%	12/01/2041	135	141,636
Chicago (City of), IL Transit Authority, Series 2026 A, RB	5.00%	12/01/2042	405	422,783
Chicago (City of), IL Transit Authority, Series 2026 A, RB	5.00%	12/01/2043	375	390,055
Chicago (City of), IL Transit Authority, Series 2026 A, RB	5.25%	12/01/2051	500	512,257
Chicago (City of), IL Transit Authority, Series 2026 A, RB	5.00%	12/01/2059	350	343,983
Chicago (City of), IL Transit Authority, Series 2026 A, RB	5.50%	12/01/2059	95	98,422
Chicago (City of), IL Transit Authority, Series 2026, RB	5.50%	12/01/2056	550	571,051
Cook (County of), IL, Series 2021 A, Ref. RB	4.00%	11/15/2041	185	171,232
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	270	280,344
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2042	330	340,704
Cook (County of), IL, Series 2025, Ref. RB	5.00%	11/15/2049	60	60,732
Cook County Community College District No. 508, Series 2017, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2047	1,005	1,006,640
Cook County Community College District No. 508, Series 2026, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2051	370	386,235
Cook County Community College District No. 508, Series 2026, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2055	515	535,296
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	400	281,296
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst, Series 2022, GO Bonds	4.00%	09/15/2042	175	162,564
Illinois (State of), Series 2017 A, GO Bonds	4.50%	12/01/2041	10	9,572
Illinois (State of), Series 2018 B, RB	4.75%	06/15/2043	100	99,866
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2041	115	104,065
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2042	190	170,215
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2043	285	252,386
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2044	80	70,247
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2042	100	89,683
Illinois (State of), Series 2020 C, GO Bonds	4.25%	10/01/2045	900	813,899
Illinois (State of), Series 2020 C, Ref. GO Bonds	4.00%	10/01/2041	475	431,224
Illinois (State of), Series 2020, GO Bonds	5.75%	05/01/2045	1,290	1,340,981
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	1,430	1,439,188
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	1,465	1,535,897
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	1,840	1,901,504
Illinois (State of), Series 2022 C, GO Bonds	5.50%	10/01/2045	500	520,508
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2022 C, GO Bonds	5.25%	10/01/2046	$180	$183,619
Illinois (State of), Series 2022 C, GO Bonds	5.25%	10/01/2047	80	81,328
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2042	375	387,045
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	870	895,382
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	1,765	1,824,442
Illinois (State of), Series 2023 B, GO Bonds	4.50%	05/01/2048	225	204,995
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2042	360	367,695
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2044	330	334,477
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2045	1,025	1,035,777
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2046	335	337,312
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2047	265	265,766
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	340	339,582
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2042	695	723,490
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2043	655	678,969
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2044	690	711,966
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2045	535	550,535
Illinois (State of), Series 2024 B, GO Bonds	4.25%	05/01/2046	630	565,491
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2047	1,710	1,747,486
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2048	550	559,765
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2041	110	99,534
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2043	400	354,598
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2045	300	262,172
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2048	1,055	912,044
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2042	220	226,189
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2043	595	609,568
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2044	280	285,679
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2041	10	10,290
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2042	35	35,762
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2043	1,040	1,061,969
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2044	720	731,227
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2045	500	506,215
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2046	610	625,303
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2047	2,870	2,929,212
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2048	790	802,921
Illinois (State of), Series 2025, RB	5.00%	06/15/2042	575	592,874
Illinois (State of), Series 2025, RB	5.00%	06/15/2043	340	349,197
Illinois (State of), Series 2025, RB	5.00%	06/15/2044	195	199,369
Illinois (State of), Series 2025, RB	5.00%	06/15/2045	75	76,424
Illinois (State of), Series 2026 C, GO Bonds	5.25%	04/01/2043	595	622,274
Illinois (State of), Series 2026 C, GO Bonds	5.25%	04/01/2044	95	98,864
Illinois (State of), Series 2026 C, GO Bonds	5.25%	04/01/2045	1,120	1,160,823
Illinois (State of), Series 2026 C, GO Bonds	5.50%	04/01/2051	1,750	1,820,395
Illinois (State of) Finance Authority, Series 2018 A, Ref. RB	5.00%	05/15/2043	130	131,145
Illinois (State of) Finance Authority, Series 2026, RB	5.50%	04/01/2051	500	518,470
Illinois (State of) Finance Authority (Advocate Health Care Network), Series 2015, RB	4.13%	05/01/2045	195	178,052
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	640	586,390
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,320	969,177
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,216,371
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2042	680	721,114
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2043	295	311,557
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	1,060	1,068,116
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	905	912,681
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	1,175	1,168,056
Illinois (State of) Finance Authority (Northshore University Health System), Series 2020, Ref. RB	3.25%	08/15/2049	355	267,192
Illinois (State of) Finance Authority (Northshore University Health), Series 2020, VRD RB(b)	3.00%	08/15/2049	400	400,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	4.00%	07/15/2047	$1,130	$1,006,073
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	1,370	1,351,699
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018 A, Ref. RB	4.13%	05/15/2047	355	323,242
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2018, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	3.00%	11/15/2037	2,000	2,000,000
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	1,510	1,014,521
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	390	321,798
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	190	184,079
Illinois (State of) Finance Authority (The University of Chicago), Series 2010, VRD RB, (LOC - TD Bank, N.A.)(b)(c)	2.90%	08/01/2044	2,000	2,000,000
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	635	638,606
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	635	653,086
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2054	545	554,703
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2009 D-1, VRD RB, (LOC - TD Bank, N.A.)(b)(c)	2.90%	08/01/2043	1,300	1,300,000
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2016 B, Ref. RB	4.00%	08/15/2041	390	364,404
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2020 A, RB	4.00%	04/01/2050	740	645,638
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	1,000	1,006,358
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	1,195	1,169,275
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	785	647,968
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	450	360,349
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	275	269,013
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.50%	06/15/2053	95	95,018
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015, Ref. RB	5.00%	06/15/2052	500	490,641
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2017, RB	5.00%	06/15/2057	1,530	1,512,774
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	575	583,023
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	4.00%	06/15/2050	3,910	3,287,250
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	3,460	3,426,090
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2042	2,040	1,874,829
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2047	1,330	1,149,646
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	06/15/2052	2,160	1,783,065
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	5.00%	06/15/2053	230	224,666
Illinois (State of) Regional Transportation Authority, Series 2016 A, RB	4.00%	06/01/2046	295	265,451
Illinois (State of) Regional Transportation Authority, Series 2025 A, RB	5.00%	06/01/2050	225	227,442
Illinois (State of) Regional Transportation Authority, Series 2025 A, RB	5.00%	06/01/2055	80	80,254
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	1,605	1,621,556
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	1,180	1,198,524
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	780	725,746
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	3,360	3,440,042
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2042	460	434,932
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2043	1,130	1,165,120
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2046	1,845	1,689,468
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	1,740	1,780,496
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	540	562,840
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	1,295	1,369,214
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	1,215	1,256,900
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	1,160	1,216,265
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2043	$335	$350,984
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2044	15	15,642
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2045	165	171,451
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2046	1,405	1,452,244
Illinois (State of) Toll Highway Authority, Series 2025 A, RB	5.00%	01/01/2047	1,350	1,387,516
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	12/01/2041	1,125	1,030,764
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	100	100,205
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGI)(a)	5.00%	12/01/2046	400	399,969
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	4.00%	01/01/2048	1,375	1,175,306
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2048	125	125,087
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	775	783,506
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	565	575,549
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2048	25	25,282
Sales Tax Securitization Corp., Series 2025 A, Ref. RB	5.00%	01/01/2045	450	459,298
Sales Tax Securitization Corp., Series 2025 A, Ref. RB	5.00%	01/01/2046	90	91,413
Sales Tax Securitization Corp. (Social Bonds), Series 2023, Ref. RB	5.00%	01/01/2044	309	312,098
Sangamon (County of), IL (Waterworks System Alternative Revenue Source), Series 2019 A, Ref. GO Bonds	4.00%	01/01/2049	1,060	906,866
Sangamon (County of), IL School District No. 186 (Springfield), Series 2023, GO Bonds, (INS - AGI)(a)	4.50%	06/01/2063	860	774,987
Schaumburg (Village of), IL, Series 2013 A, Ref. GO Bonds	4.00%	12/01/2041	510	476,408
Southwestern Illinois Development Authority, Series 2025, Ref. RB, (INS - BAM)(a)	5.50%	04/01/2050	20	20,735
University of Illinois, Series 2018 A, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2043	1,090	990,824
University of Illinois, Series 2018 A, Ref. RB, (INS - AGI)(a)	4.13%	04/01/2048	745	660,068
Upper Illinois River Valley Development Authority (Morris Hospital), Series 2018, Ref. RB	5.00%	12/01/2048	250	241,533
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	1,015	891,920
				170,161,079
Indiana-0.69%
Allen County Building Corp., Series 2024, RB, (CEP - Indiana Higher Education Intercept Program)	4.00%	07/15/2044	75	71,816
Brownsburg 1999 School Building Corp., Series 2024 A, RB, (CEP - Indiana Higher Education Intercept Program)	5.00%	07/15/2044	240	246,104
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	750	790,153
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	250	265,482
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	01/15/2063	750	796,445
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2016, RB	5.00%	10/01/2041	205	205,215
Indiana (State of) Finance Authority, Series 2018 A, RB	5.00%	11/01/2043	55	55,540
Indiana (State of) Finance Authority, Series 2020 A, RB	4.00%	07/01/2050	85	69,755
Indiana (State of) Finance Authority, Series 2021, Ref. RB	3.00%	10/01/2041	50	39,779
Indiana (State of) Finance Authority, Series 2022, RB, (INS - AGI)(a)	4.25%	01/01/2047	265	244,731
Indiana (State of) Finance Authority, Series 2022, RB, (INS - AGI)(a)	5.00%	01/01/2052	530	517,646
Indiana (State of) Finance Authority, Series 2022, Ref. RB	5.25%	09/01/2057	525	473,762
Indiana (State of) Finance Authority, Series 2024 A, RB	5.00%	11/01/2054	500	502,417
Indiana (State of) Finance Authority, Series 2024, RB	5.25%	07/01/2064	300	286,633
Indiana (State of) Finance Authority, Series 2024, Ref. RB	4.25%	03/01/2049	255	228,475
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.00%	10/01/2043	170	177,071
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.25%	10/01/2044	90	95,596
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.25%	10/01/2045	240	253,758
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2042	485	504,907
Indiana (State of) Finance Authority, Series 2025, Ref. RB	5.00%	11/15/2043	330	342,099
Indiana (State of) Finance Authority (Baptist Healthcare System Obligated Group), Series 2017, RB	5.00%	08/15/2051	725	725,296
Indiana (State of) Finance Authority (CWA Authority), Series 2012 A, RB	4.00%	10/01/2042	100	89,356
Indiana (State of) Finance Authority (CWA Authority), Series 2014 A, RB	4.25%	10/01/2044	265	248,467
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2046	220	220,134
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2016 A, RB	3.13%	03/01/2044	425	330,106
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	4.00%	11/01/2051	2,420	2,069,988
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2026, VRD Ref. RB(b)	3.00%	11/01/2056	1,300	1,300,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	$410	$420,526
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.25%	10/01/2052	355	360,950
Indiana (State of) Finance Authority (Hendricks Regional Health), Series 2024, Ref. RB	5.25%	03/01/2054	490	492,004
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019 A, RB	4.00%	12/01/2049	1,025	897,953
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2041	265	276,443
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	325	338,236
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,720	1,721,275
Indiana (State of) Finance Authority (Indiana University Health), Series 2025 C, Ref. RB	5.00%	10/01/2042	230	240,394
Indiana (State of) Finance Authority (Parkview Health), Series 2018 A, RB	4.00%	11/01/2048	45	38,469
Indiana (State of) Finance Authority (State Revolving Fund Program), Series 2026, RB	5.00%	02/01/2051	1,010	1,038,851
Indiana (State of) Finance Authority (Tippecanoe LLC-Student HSG), Series 2023, RB	5.00%	06/01/2053	390	363,196
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006 B-2, Ref. RB	4.00%	11/15/2046	515	456,412
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	4.00%	11/15/2046	35	31,018
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	430	430,530
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	01/01/2042	470	457,465
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2042	240	242,934
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2043	795	833,183
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	4.00%	02/01/2044	525	483,027
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	3.84%	02/01/2054	320	270,821
Indianapolis Local Public Improvement Bond Bank, Series 2022 B, Ref. RB	4.00%	02/01/2047	420	376,485
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB	6.00%	02/01/2048	820	889,234
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB	4.13%	02/01/2052	20	17,857
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2053	275	278,736
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2058	425	428,666
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.25%	03/01/2067	115	117,002
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.25%	01/01/2055	435	444,971
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	970	1,006,892
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel), Series 2023 E, RB	6.00%	03/01/2053	150	153,255
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	1,000	1,017,165
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	1,510	1,527,349
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	300	301,950
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Indiana Higher Education Intercept Program)	5.00%	01/15/2042	125	129,059
Northern Indiana Commuter Transportation District, Series 2024, RB	5.25%	01/01/2049	285	297,826
Northern Indiana Commuter Transportation District, Series 2024, RB	5.00%	01/01/2054	760	770,841
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C, Ref. RB	4.00%	08/15/2044	860	788,430
Westfield-Washington Multi-School Building Corp., Series 2024 A, RB, (INS - BAM)(a)	5.25%	07/15/2043	5	5,271
				29,095,407
Iowa-0.13%
Coralville (City of), IA, Series 2022 C, Ref. RB	5.00%	05/01/2042	500	478,523
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2022 B, RB	3.00%	09/01/2056	290	191,494
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2022, RB	3.00%	09/01/2061	100	63,962
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2025, RB	4.50%	09/01/2048	500	476,351
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2025, RB	4.75%	09/01/2050	250	241,903
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	935	935,873
Iowa (State of) Finance Authority (Lifespace Communities, Inc.), Series 2018 A, RB	5.00%	05/15/2048	1,530	1,452,727
Iowa (State of) Finance Authority (Lifespace Communities, Inc.), Series 2021 A, Ref. RB	4.00%	05/15/2046	15	12,772
Iowa (State of) Finance Authority (Lifespace Communities, Inc.), Series 2021, Ref. RB	4.00%	05/15/2053	100	77,970
Iowa (State of) Finance Authority (Unitypoint Health), Series 2016 E, Ref. RB	4.00%	08/15/2046	830	749,392
Iowa (State of) Higher Education Loan Authority (Des Moines University), Series 2020, RB	4.00%	10/01/2045	60	50,753
Iowa (State of) Higher Education Loan Authority (DES Moines University), Series 2020, RB	4.00%	10/01/2050	45	36,095
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2046	270	270,239
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-(continued)
Iowa (State of) Higher Education Loan Authority (University of Dubuque), Series 2025, RB	6.00%	10/01/2055	$500	$510,864
Polk (County of), IA, Series 2025 B, GO Bonds	5.00%	06/01/2045	40	41,464
				5,590,382
Kansas-0.26%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2042	595	614,643
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2047	265	270,321
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	09/01/2052	450	383,222
Johnson (County of), KS Unified School District No. 233 (Olathe), Series 2026 A, Ref. GO Bonds, (INS - BAM)(a)	5.00%	09/01/2045	250	262,578
Johnson County Unified School District No. 512 Shawnee Mission, Series 2021 A, Ref. GO Bonds	3.00%	10/01/2041	40	32,686
Johnson County Unified School District No. 512 Shawnee Mission, Series 2023 A, GO Bonds	4.00%	10/01/2042	525	505,424
Johnson County Unified School District No. 512 Shawnee Mission, Series 2023 A, GO Bonds	4.00%	10/01/2043	25	23,781
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2041	15	16,040
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2042	240	255,752
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2043	335	355,505
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2044	635	670,784
Kansas (State of) Development Finance Authority, Series 2025, RB	4.50%	09/01/2054	500	472,794
Kansas (State of) Development Finance Authority, Series 2026, RB	5.00%	05/01/2046	80	84,521
Kansas (State of) Development Finance Authority (University of Kansas), Series 2026, Ref. RB	4.13%	05/01/2044	285	270,352
Kansas (State of) Development Finance Authority (University of Kansas), Series 2026, Ref. RB	4.50%	05/01/2051	295	282,804
McPherson County Unified School District No. 418 McPherson, Series 2026, GO Bonds, (INS - BAM)(a)	5.25%	09/01/2056	255	262,486
Overland Park Development Corp., Series 2019, Ref. RB	5.00%	03/01/2049	400	377,119
University of Kansas Hospital Authority (KS Health System), Series 2017 A, Ref. RB	5.00%	03/01/2047	600	600,809
University of Kansas Hospital Authority (KS Health System), Series 2019 A, RB	5.00%	09/01/2048	740	742,546
University of Kansas Hospital Authority (KS Health System), Series 2026, Ref. RB	5.50%	03/01/2051	1,000	1,056,583
University of Kansas Hospital Authority (KS Health System), Series 2026, Ref. RB	5.50%	03/01/2054	1,310	1,373,241
University of Kansas Hospital Authority (The University of Kansas Health System), Series 2017, Ref. RB	4.00%	03/01/2042	215	198,187
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2014 A, Ref. RB	5.00%	09/01/2044	20	20,014
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	250	250,201
Wyandotte County Unified School District No. 500, Series 2025, GO Bonds, (INS - BAM)(a)	5.00%	09/01/2050	445	451,985
Wyandotte County Unified School District No. 500, Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	09/01/2055	1,000	1,019,589
				10,853,967
Kentucky-0.75%
Kentucky (Commonwealth of), Series 2018, COP	4.00%	04/15/2048	320	282,041
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2044	390	393,698
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2046	270	270,997
Kentucky (Commonwealth of) Economic Development Finance Authority (Commonspirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,035	1,036,139
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2045	790	791,811
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2041	1,455	1,349,519
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	01/01/2045	225	225,029
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2045	1,035	1,008,876
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2045	710	632,473
Kentucky (Commonwealth of) Municipal Energy Agency (Energy Center I), Series 2025, RB, (INS - AGI)(a)	5.00%	01/01/2050	500	503,975
Kentucky (Commonwealth of) Municipal Energy Agency (Energy Center I), Series 2025, RB, (INS - AGI)(a)	5.00%	01/01/2055	350	351,623
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State), Series 2019 A, Ref. RB	4.00%	09/01/2045	90	78,656
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2041	1,015	1,071,427
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2042	$670	$705,934
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2043	795	835,009
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2044	530	553,973
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2042	435	456,973
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2043	610	638,257
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2044	835	872,268
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2045	115	120,022
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2042	910	957,834
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2043	525	550,307
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2044	460	481,365
Kentucky (Commonwealth of) Property & Building Commission (No. 133), Series 2025 A, RB	5.00%	09/01/2045	545	570,180
Kentucky (Commonwealth of) Property & Building Commission (No. 135), Series 2026 A, RB	5.00%	03/01/2042	20	21,115
Kentucky (Commonwealth of) Property & Building Commission (No. 135), Series 2026 A, RB	5.00%	03/01/2043	300	315,589
Kentucky (Commonwealth of) Property & Building Commission (No. 135), Series 2026 A, RB	5.00%	03/01/2045	470	492,319
Kentucky (Commonwealth of) Property & Building Commission (No. 135), Series 2026 A, RB	5.00%	03/01/2046	165	172,499
Kentucky Bond Development Corp., Series 2018, RB	4.00%	09/01/2048	2,490	2,175,235
Kentucky Bond Development Corp. (Collegiate Housing Foundation-Bowling Green Llc – Western Kentucky University Project), Series 2026, RB, (INS - AGI)(a)	5.00%	07/01/2046	220	223,115
Kentucky Bond Development Corp. (Collegiate Housing Foundation-Bowling Green Llc – Western Kentucky University Project), Series 2026, RB, (INS - AGI)(a)	5.25%	07/01/2051	25	25,539
Kentucky Bond Development Corp. (Collegiate Housing Foundation-Bowling Green Llc – Western Kentucky University Project), Series 2026, RB, (INS - AGI)(a)	4.75%	07/01/2056	700	661,399
Kentucky Bond Development Corp. (Collegiate Housing Foundation-Bowling Green Llc – Western Kentucky University Project), Series 2026, RB, (INS - AGI)(a)	5.25%	07/01/2061	750	760,774
Kentucky Bond Development Corp. (Collegiate Housing Foundation-Bowling Green Llc – Western Kentucky University Project), Series 2026, RB, (INS - AGI)(a)	5.00%	07/01/2065	570	549,936
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	355	356,588
Kentucky Bond Development Corp. (University of KY Central Utility Plant), Series 2026, RB	5.50%	10/31/2056	1,000	1,035,136
Kentucky Bond Development Corp. (University of KY Central Utility Plant), Series 2026, RB	5.00%	10/31/2058	440	428,118
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2041	60	61,698
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB	5.00%	05/15/2052	920	859,267
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGI)(a)	5.00%	05/15/2047	1,270	1,266,162
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2016 A, RB	3.00%	05/15/2046	2,220	1,661,899
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2017 A, RB	4.00%	05/15/2048	50	44,428
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2022 A, RB	5.00%	05/15/2047	240	230,530
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2051	705	716,377
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District (Norton Healthcare, Inc.), Series 2020 A, RB	3.00%	10/01/2043	385	300,068
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2014 A, RB	4.00%	05/15/2045	90	82,151
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2020 A, RB	2.38%	05/15/2050	215	129,822
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	515	521,032
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2025 A, Ref. RB	5.00%	05/15/2055	510	515,194
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB	3.13%	06/01/2041	955	775,896
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB, (INS - AGI)(a)	3.13%	06/01/2046	1,890	1,430,470
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	100	103,070
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	4.00%	09/01/2045	275	255,777
University of Kentucky, Series 2014 A, RB, (CEP - Kentucky Higher Education Intercept Program)	4.00%	04/01/2044	415	383,899
University of Kentucky (UK Healthcare Cancer Center Parking), Series 2024, RB	4.13%	10/01/2054	190	161,672
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Warren (County of), KY (Bowling Green - Warren County Community Hospital Corp.), Series 2024, RB	5.25%	04/01/2049	$45	$45,928
Warren (County of), KY (Bowling Green - Warren County Community Hospital Corp.), Series 2024, RB	5.25%	04/01/2054	35	35,295
				31,536,383
Louisiana-0.57%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2045	1,260	1,181,813
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGI)(a)	5.00%	12/01/2042	715	721,921
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2042	175	161,862
Lafayette (City of), LA, Series 2024, RB, (INS - AGI)(a)	5.00%	11/01/2046	160	166,414
Lafayette (Parish of), LA School Board, Series 2023, RB	4.00%	04/01/2048	25	22,418
Lafayette (Parish of), LA School Board, Series 2023, RB	4.00%	04/01/2053	295	256,439
Louisiana (State of), Series 2017 C, Ref. RB	4.00%	05/01/2045	45	41,770
Louisiana (State of), Series 2017 C, Ref. RB	5.00%	05/01/2045	15	15,095
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2044	260	274,492
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2045	345	363,116
Louisiana (State of), Series 2026 A, GO Bonds	4.00%	05/01/2045	250	242,854
Louisiana (State of), Series 2026 A, GO Bonds	4.00%	05/01/2046	220	212,019
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGI)(a)	5.00%	10/01/2048	405	393,880
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Womans Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2044	460	462,258
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	185	186,044
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017, Ref. RB	4.00%	10/01/2041	130	117,941
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of Our Lady Health System), Series 2017 A, RB	5.00%	07/01/2047	855	835,925
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2015, RB	4.00%	06/01/2045	215	189,266
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2015, RB	5.00%	06/01/2045	60	60,458
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2020, RB	4.00%	06/01/2050	60	49,347
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2020, RB, (INS - AGI)(a)	3.00%	06/01/2050	425	292,203
Louisiana (State of) Public Facilities Authority (Louisiana State University Greenhouse District (Phase III)), Series 2019, RB	5.00%	07/01/2059	520	499,427
Louisiana (State of) Public Facilities Authority (Louisiana State University), Series 2025, RB, (INS - AGI)(a)	5.25%	07/01/2065	400	403,834
Louisiana (State of) Public Facilities Authority (Loyola University Maryland, Inc.), Series 2023, RB	5.25%	10/01/2048	225	221,806
Louisiana (State of) Public Facilities Authority (Loyola University Project), Series 2023, RB	5.25%	10/01/2053	700	674,169
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2015, Ref. RB	5.00%	05/15/2047	375	369,792
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	5.00%	05/15/2047	240	236,667
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2042	590	536,699
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2042	555	555,566
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	635	621,764
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	3.00%	05/15/2047	1,655	1,185,040
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	4.00%	05/15/2049	1,635	1,413,833
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.25%	05/15/2050	1,055	1,080,726
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.25%	05/15/2055	180	182,257
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.50%	05/15/2055	60	62,096
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2046	545	539,647
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2051	60	57,917
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	4.00%	01/01/2056	$230	$188,872
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2056	410	394,386
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2017, RB	5.00%	07/01/2057	25	24,035
Louisiana (State of) Public Facilities Authority (South Quad L3C—Louisiana State University South Quad (Phase IV)), Series 2025, RB, (INS - AGI)(a)	5.25%	07/01/2055	165	167,815
Louisiana (State of) Public Facilities Authority (South Quad L3C—Louisiana State University South Quad (Phase IV)), Series 2025, RB, (INS - AGI)(a)	4.75%	07/01/2065	140	133,726
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	5.00%	04/01/2045	445	454,192
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	4.00%	04/01/2050	330	281,917
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	1,175	1,193,860
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	440	443,398
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2048	1,545	1,559,390
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	2,020	2,047,346
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	1,000	985,060
New Orleans (City of), LA, Series 2024 A, GO Bonds	5.00%	12/01/2053	75	71,204
New Orleans (City of), LA, Series 2026 A, GO Bonds	5.75%	12/01/2055	120	126,859
New Orleans (City of), LA Aviation Board (North Terminal), Series 2017 A, RB	5.00%	01/01/2048	265	264,980
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System), Series 2018 A, RB, (INS - AGI)(a)	5.00%	10/01/2048	280	277,946
Parish of East Baton Rouge Capital Improvements District, Series 2019, RB	4.00%	08/01/2044	190	178,725
Parish of East Baton Rouge Capital Improvements District, Series 2024, RB	5.00%	08/01/2048	10	10,202
Shreveport (City of), LA, Series 2016 B, RB	5.00%	12/01/2041	20	20,031
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2049	250	216,516
Shreveport (City of), LA, Series 2024, GO Bonds, (INS - AGI)(a)	5.00%	03/01/2054	250	250,025
				24,179,260
Maine-0.09%
Maine (State of) Finance Authority (University of New England), Series 2025, RB	5.50%	07/01/2055	15	15,510
Maine (State of) Health & Higher Educational Facilities Autho rity (Mainhealth), Series 2018 A, RB	4.00%	07/01/2048	450	394,814
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021, Ref. RB	4.00%	07/01/2051	5	4,114
Maine (State of) Health & Higher Educational Facilities Authority, Series 2023 B, RB, (INS - AGI)(a)	5.25%	07/01/2048	210	216,198
Maine (State of) Health & Higher Educational Facilities Authority, Series 2023 B, RB, (INS - AGI)(a)	4.75%	07/01/2053	120	114,339
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	10/01/2054	905	925,977
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2043	50	50,441
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2048	170	170,276
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2045	590	532,337
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	1,265	1,079,153
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	95	95,915
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	435	402,638
				4,001,712
Maryland-0.90%
Anne Arundel (County of), MD, Series 2020, GO Bonds	3.00%	10/01/2049	40	29,248
Baltimore (City of), MD (Wastewater), Series 2017 A, RB	5.00%	07/01/2046	400	393,486
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	4.00%	07/01/2044	275	250,912
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	85	85,593
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	595	586,038
Baltimore (City of), MD (Water), Series 2019 A, RB	4.00%	07/01/2049	605	533,573
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	604,665
Baltimore (County of), MD, Series 2018, GO Bonds	4.00%	03/01/2048	95	88,239
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2049	20	18,436
Baltimore (County of), MD, Series 2025, GO Bonds	5.00%	03/01/2052	325	334,964
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

111

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Baltimore (County of), MD (84th Issue), Series 2023, GO Bonds	5.00%	03/01/2053	$500	$510,999
Baltimore (County of), MD (Riderwood Village, Inc.), Series 2020, Ref. RB	4.00%	01/01/2045	1,050	942,105
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2016 A, Ref. RB	5.00%	01/01/2045	25	25,003
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2021, RB	3.00%	07/01/2046	265	201,046
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2021, RB	4.00%	01/01/2051	80	66,151
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2049	510	515,452
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2054	750	751,001
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	07/01/2054	440	450,516
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Health System), Series 2024, VRD Ref. RB, (LOC - TD Bank, N.A.)(b)(c)	2.90%	06/01/2048	600	600,000
Maryland (State of) Health & Higher Educational Facilities Authority (Kennedy Kriegern Issue), Series 2025, Ref. RB	5.50%	07/01/2056	205	210,122
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2015, Ref. RB	4.13%	07/01/2047	445	420,898
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2016, Ref. RB	4.00%	07/01/2041	560	535,346
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2016, Ref. RB	5.00%	07/01/2047	10	10,002
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University Maryland, Inc.), Series 2025, Ref. RB	5.00%	10/01/2054	675	669,071
Maryland (State of) Health & Higher Educational Facilities Authority (Luminis Health Issue), Series 2026 A, Ref. RB	5.00%	07/01/2042	30	31,170
Maryland (State of) Health & Higher Educational Facilities Authority (Luminis Health Issue), Series 2026 A, Ref. RB	5.00%	07/01/2043	10	10,352
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2042	600	602,514
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	1,430	1,433,927
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	3.75%	05/15/2047	350	290,034
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	4.00%	05/15/2047	965	859,478
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2055	705	695,367
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2026 A, Ref. RB	5.25%	08/15/2051	1,200	1,233,986
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2026 A, Ref. RB	5.25%	08/15/2054	1,705	1,736,777
Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health, Inc.), Series 2015, Ref. RB	4.00%	08/15/2045	985	896,254
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center), Series 2016, Ref. RB	4.00%	07/01/2042	530	490,048
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Health), Series 2020, RB	4.00%	07/01/2048	160	138,256
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University), Series 2021, Ref. RB	4.00%	06/01/2055	55	44,369
Maryland (State of) Health & Higher Educational Facilities Authority (TidalHealth), Series 2025 C, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2055	275	285,489
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017, RB	4.00%	07/01/2048	1,370	1,193,684
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2025, Ref. RB	5.25%	07/01/2052	1,125	1,141,093
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC), Series 2020 B, RB	4.00%	04/15/2045	20	17,929
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC), Series 2020 B, RB	4.00%	04/15/2050	95	81,539
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Maryland Higher Education Intercept Program)	5.00%	05/01/2042	670	678,268
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	1,405	1,286,232
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2052	875	774,147
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	2.75%	06/01/2051	$560	$366,447
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2051	125	111,533
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	4.00%	06/01/2049	380	343,479
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.25%	06/01/2051	110	113,495
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.00%	06/01/2054	1,060	1,065,299
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Maryland Higher Education Intercept Program)	5.00%	05/01/2047	1,000	1,006,470
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	455	420,844
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	565	578,810
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2047	400	301,104
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,015	1,027,793
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	4.00%	07/01/2045	750	712,238
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	4.00%	07/01/2050	750	674,801
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2021 A, Ref. RB	2.50%	07/01/2047	485	331,012
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2042	250	263,701
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2043	245	257,469
Maryland Economic Development Corp., Series 2025, RB	5.00%	06/01/2052	10	10,110
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGI)(a)	5.00%	07/01/2054	290	287,032
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2064	260	260,969
Maryland Economic Development Corp. (Dept. of Health Heardquarters), Series 2025, RB	5.00%	06/01/2048	440	449,887
Maryland Economic Development Corp. (Morgan State University O’Connel), Series 2026, RB, (INS - AGI)(a)	4.75%	07/01/2065	300	278,409
Montgomery (County of), MD, Series 2015, RB	4.00%	12/01/2044	430	391,535
Montgomery (County of), MD, Series 2017 E, VRD GO Bonds(b)	2.95%	11/01/2037	4,000	4,000,000
Montgomery (County of), PA Housing Opportunities Commission, Series 2023, VRD Ref. RB, (CEP - Federal Housing Administration)(b)(c)	2.90%	01/01/2063	2,000	2,000,000
University System of Maryland, Series 2021 A, Ref. RB	4.00%	04/01/2051	170	152,865
Washington (State of) Suburban Sanitary Commission, Series 2017, RB	4.00%	06/15/2047	130	121,671
				38,280,752
Massachusetts-4.74%
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2042	30	31,813
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2043	500	527,521
Boston (City of), MA, Series 2025 A, GO Bonds	5.00%	02/01/2044	65	68,325
Brockton (City of), MA, Series 2022, GO Bonds	4.00%	08/01/2047	475	428,293
Greater Fall River Vocational School District, Series 2025, GO Bonds	5.00%	06/01/2055	395	395,460
Massachusetts (Commonwealth of), Series 2015 A, RB	4.00%	06/01/2045	1,180	1,090,859
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	4.00%	07/01/2045	70	64,873
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2041	260	243,691
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2042	1,170	1,097,323
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2044	340	317,932
Massachusetts (Commonwealth of), Series 2015, GO Bonds	4.00%	05/01/2045	2,025	1,877,505
Massachusetts (Commonwealth of), Series 2016 B, RB	4.00%	06/01/2046	2,095	1,937,730
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2041	50	39,813
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2042	755	708,919
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	1,095	841,345
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	1,400	1,285,454
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2042	1,890	1,766,468
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	2,045	1,560,908
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	515	481,244
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2045	230	212,918
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2046	485	444,485
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	580	583,489
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	45	45,197
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	1,120	1,128,035
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	3.50%	06/01/2042	75	65,115
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	505	510,765
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2042	150	140,913
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

113

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2043	$205	$192,323
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2044	800	753,765
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2045	100	93,371
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2046	310	284,770
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2047	80	72,528
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	530	536,602
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2042	275	278,275
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2043	35	35,394
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	105	106,055
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2046	20	20,184
Massachusetts (Commonwealth of), Series 2017, GO Bonds	5.00%	04/01/2047	115	115,483
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2042	10	10,129
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2044	370	374,251
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2045	100	101,080
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2046	10	10,099
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.25%	09/01/2043	1,345	1,378,359
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	1,010	1,036,640
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	745	751,798
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2042	200	204,793
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	210	214,727
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	275	280,749
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2045	85	86,684
Massachusetts (Commonwealth of), Series 2019, GO Bonds	5.00%	05/01/2046	5	5,089
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	2.50%	03/01/2043	675	488,843
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2047	715	539,622
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2048	875	648,688
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2049	1,225	899,111
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	500	339,586
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	1,725	1,776,098
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	220	224,347
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2041	5	4,720
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	3.00%	11/01/2042	75	60,076
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	1,070	1,104,228
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	1,745	1,776,197
Massachusetts (Commonwealth of), Series 2020, GO Bonds	3.00%	07/01/2048	400	295,831
Massachusetts (Commonwealth of), Series 2021 A, GO Bonds	2.00%	03/01/2042	115	77,392
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	355	369,858
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	3.00%	04/01/2047	1,105	825,284
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	3.00%	04/01/2048	465	344,515
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	3.00%	04/01/2049	2,590	1,899,831
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	2.00%	04/01/2050	1,285	727,625
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	2.13%	04/01/2051	325	186,254
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds	2.38%	09/01/2046	25	16,376
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2050	950	964,566
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	1,000	1,013,991
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2043	630	654,233
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	220	209,961
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	3.00%	02/01/2043	175	138,712
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	3.00%	02/01/2048	1,105	819,656
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2041	15	15,767
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2042	20	20,970
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2047	10	10,286
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	275	287,536
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2042	120	125,887
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2044	60	62,411
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2045	110	114,099
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	465	478,447
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	805	825,020
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

114

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2049	$45	$46,002
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2052	2,010	2,037,339
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	55	57,539
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	2,140	2,193,222
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	2,565	2,598,841
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2047	50	51,708
Massachusetts (Commonwealth of), Series 2023 B, RB	5.00%	06/01/2049	260	267,001
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	325	340,001
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2047	530	546,312
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2048	95	97,491
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2042	200	210,237
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2043	240	251,442
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2050	750	765,533
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2051	1,000	1,018,889
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	1,025	1,040,724
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	2,220	2,250,894
Massachusetts (Commonwealth of), Series 2023, RB	5.00%	06/01/2048	25	25,744
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2042	35	36,883
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2049	2,220	2,273,174
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2054	3,275	3,319,018
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2042	105	110,766
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	06/01/2044	900	949,451
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2042	60	63,354
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2043	235	247,231
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2044	60	62,870
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2046	1,000	1,037,952
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2047	205	211,742
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2054	1,815	1,840,319
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2041	115	121,799
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2042	780	823,597
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2043	485	510,243
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2041	10	10,608
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2043	25	26,338
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2044	1,500	1,573,746
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2051	1,135	1,158,535
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2053	1,645	1,670,124
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2054	1,735	1,759,901
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2041	60	63,775
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2042	240	254,272
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2043	280	295,503
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2045	225	235,279
Massachusetts (Commonwealth of), Series 2024 I, GO Bonds	5.00%	12/01/2049	205	210,416
Massachusetts (Commonwealth of), Series 2024 I, GO Bonds	5.00%	12/01/2053	300	304,730
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2048	75	77,232
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2050	50	51,175
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2054	5	5,074
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2042	95	100,984
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2043	20	21,160
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2044	105	110,524
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2045	15	15,709
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2046	265	276,057
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2050	1,040	1,065,275
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2055	2,405	2,444,943
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2042	255	271,314
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2044	10	10,534
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2045	95	99,557
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2046	325	338,768
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2047	285	295,458
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

115

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2048	$260	$268,122
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2049	730	750,241
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2052	200	203,936
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2053	290	295,421
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2047	250	259,324
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2048	1,195	1,232,945
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2049	515	529,517
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2052	615	627,310
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2041	45	48,222
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2042	85	90,694
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2043	180	191,101
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2044	130	137,270
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2045	20	21,004
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2046	35	36,552
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2050	1,065	1,092,466
Massachusetts (Commonwealth of), Series 2025 G, GO Bonds	5.00%	12/01/2055	1,750	1,780,815
Massachusetts (Commonwealth of), Series 2025, RB	5.00%	06/01/2055	1,630	1,662,010
Massachusetts (Commonwealth of), Series 2025, Ref. RB	5.00%	06/01/2045	10	10,554
Massachusetts (Commonwealth of), Series 2026 B, GO Bonds	5.00%	02/01/2044	310	327,600
Massachusetts (Commonwealth of), Series 2026 C, GO Bonds	5.00%	02/01/2052	500	510,456
Massachusetts (Commonwealth of), Series 2026 D, GO Bonds	5.00%	06/01/2043	1,100	1,170,822
Massachusetts (Commonwealth of), Series 2026 D, GO Bonds	5.00%	06/01/2044	350	370,430
Massachusetts (Commonwealth of), Series 2026 D, GO Bonds	5.00%	06/01/2045	350	368,339
Massachusetts (Commonwealth of), Series 2026 D, GO Bonds	5.00%	06/01/2046	350	366,191
Massachusetts (Commonwealth of), Series 2026 D, GO Bonds	5.00%	06/01/2047	400	416,023
Massachusetts (Commonwealth of), Series 2026 D, GO Bonds	5.00%	06/01/2048	350	361,932
Massachusetts (Commonwealth of), Series 2026 D, GO Bonds	5.00%	06/01/2049	300	309,077
Massachusetts (Commonwealth of), Series 2026 D, GO Bonds	5.00%	06/01/2050	400	410,760
Massachusetts (Commonwealth of), Series 2026 D, GO Bonds	5.00%	06/01/2051	400	409,809
Massachusetts (Commonwealth of), Series 2026 D, GO Bonds	5.00%	06/01/2056	1,200	1,220,796
Massachusetts (Commonwealth of), Series 2026 D, GO Bonds	5.25%	06/01/2056	1,030	1,071,809
Massachusetts (Commonwealth of), Series 2026, GO Bonds	5.00%	02/01/2053	350	356,953
Massachusetts (Commonwealth of), Series 2026, GO Bonds	5.00%	02/01/2054	500	509,401
Massachusetts (Commonwealth of), Series 2026, GO Bonds	5.00%	02/01/2055	1,000	1,017,895
Massachusetts (Commonwealth of), Series 2026, GO Bonds	5.00%	02/01/2056	700	711,823
Massachusetts (Commonwealth of), Subseries 2018 D, GO Bonds	4.00%	05/01/2048	30	27,194
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	255	256,865
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2047	780	784,921
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	1,115	1,136,385
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	235	237,741
Massachusetts (Commonwealth of) (Rail Enhancement Bonds) (Sustainability Bonds), Series 2024, RB	5.00%	06/01/2054	1,290	1,313,925
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	1,375	1,396,669
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2024 A, RB	5.00%	06/01/2053	1,035	1,055,137
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2022, RB	5.00%	06/01/2050	1,865	1,896,077
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2023, RB	5.00%	06/01/2053	2,600	2,645,014
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2021, RB	4.00%	06/01/2050	845	754,867
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2045	125	126,838
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	580	583,555
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2051	930	814,849
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2042	20	21,206
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2043	765	807,066
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	4.00%	07/01/2044	340	321,997
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

116

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2044	$65	$68,294
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2045	130	136,206
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2046	420	437,050
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2047	40	41,390
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2048	175	180,211
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	1,145	1,186,346
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2042	420	448,016
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2043	15	15,912
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2044	195	205,927
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2045	30	31,583
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2046	100	104,486
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2047	300	318,968
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2050	220	225,612
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2050	755	790,594
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	4.75%	07/01/2055	1,070	1,048,140
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2055	500	508,814
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2055	1,955	2,027,237
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2026 A, Ref. RB	5.00%	07/01/2043	300	319,925
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2026 A, Ref. RB	5.00%	07/01/2048	10	10,359
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2026 A, Ref. RB	5.00%	07/01/2056	1,150	1,169,085
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2048	310	280,045
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2048	410	427,816
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	955	829,131
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2053	2,090	2,155,585
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2022 A, Ref. RB	5.00%	07/01/2052	795	806,478
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2024 B, RB	5.25%	07/01/2054	1,000	1,034,275
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2026 A, Ref. RB	5.00%	07/01/2042	20	21,457
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2026 A, Ref. RB	5.00%	07/01/2044	10	10,612
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025, RB	5.00%	02/01/2044	650	689,731
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025-26B, RB	5.00%	02/01/2043	10	10,657
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025-26B, RB	5.00%	02/01/2045	95	100,369
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2045	305	323,916
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2048	500	522,003
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2049	500	518,948
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2050	500	516,139
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2026, Ref. RB	5.00%	02/01/2056	1,005	1,028,027
Massachusetts (Commonwealth of) Development Finance Agency, Series 2013, RB	5.00%	07/01/2044	330	307,517
Massachusetts (Commonwealth of) Development Finance Agency, Series 2016, Ref. RB	5.00%	07/01/2046	495	476,424
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	4.00%	07/01/2044	85	70,294
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,050	1,001,215
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2041	15	15,699
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	4.00%	03/01/2054	670	594,004
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.25%	03/01/2054	1,070	1,103,253
Massachusetts (Commonwealth of) Development Finance Agency, Series 2025, RB	5.25%	06/01/2055	500	506,945
Massachusetts (Commonwealth of) Development Finance Agency, Series 2025, Ref. RB	5.25%	07/01/2055	1,055	992,421
Massachusetts (Commonwealth of) Development Finance Agency, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2050	1,760	1,787,926
Massachusetts (Commonwealth of) Development Finance Agency, Series 2026, RB	5.00%	07/01/2042	250	263,504
Massachusetts (Commonwealth of) Development Finance Agency, Series 2026, RB	5.00%	07/01/2043	500	524,759
Massachusetts (Commonwealth of) Development Finance Agency, Series 2026, RB	5.00%	07/01/2044	660	689,426
Massachusetts (Commonwealth of) Development Finance Agency (Baystate Medical Center), Series 2014 N, RB	5.00%	07/01/2044	110	110,033
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health Issue), Series 2025, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2050	1,000	1,061,915
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

117

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB	5.25%	07/01/2044	$65	$69,133
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB	5.50%	07/01/2055	1,000	1,040,318
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2055	1,370	1,434,227
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2053	250	254,606
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	4.25%	07/01/2055	265	240,021
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2055	315	320,170
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	340	354,008
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017 T, Ref. RB	4.00%	07/01/2042	495	462,507
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017, Ref. RB	5.00%	07/01/2042	155	155,831
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	2,730	2,679,694
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	4.00%	07/01/2045	815	702,645
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2017, RB	4.00%	07/01/2047	1,370	1,146,167
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2048	745	727,034
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	1,020	989,086
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2013 X, RB	4.00%	10/01/2048	20	17,920
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB(d)(e)	4.00%	10/01/2026	550	550,588
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB(d)(e)	5.00%	10/01/2026	515	515,974
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	4.00%	10/01/2046	285	262,646
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	5.00%	10/01/2048	575	590,721
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025 B-2, RB	4.00%	10/01/2048	325	288,755
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025 B-2, RB	5.00%	10/01/2048	960	990,818
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2026 C, Ref. RB	5.00%	10/01/2044	300	317,562
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2026 C, Ref. RB	5.00%	10/01/2045	520	548,557
Massachusetts (Commonwealth of) Development Finance Agency (Brown University), Series 2025, RB	5.50%	08/15/2050	45	46,703
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2043	740	745,364
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2048	760	760,838
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2053	485	470,728
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute), Series 2026, Ref. RB	5.00%	12/01/2044	300	314,291
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute), Series 2026, Ref. RB	5.50%	12/01/2051	1,910	2,006,313
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute), Series 2026, Ref. RB	5.50%	12/01/2056	3,735	3,878,700
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

118

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB(d)(e)	5.00%	09/03/2026	$650	$653,824
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB	5.00%	01/01/2047	2,285	2,190,449
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	5.00%	10/01/2043	175	166,382
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	4.00%	10/01/2046	355	291,549
Massachusetts (Commonwealth of) Development Finance Agency (Lahey Health System Obligated Group Issue), Series 2015 F, Ref. RB	5.00%	08/15/2045	440	440,052
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2042	170	178,667
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2043	195	204,012
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2026 F, RB	5.00%	07/01/2045	350	364,158
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2026 F, RB	5.00%	07/01/2049	650	662,570
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2047	705	731,090
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2054	1,000	1,015,437
Massachusetts (Commonwealth of) Development Finance Agency (Middlesex Sustainable Energy Partners), Series 2026, RB	6.00%	10/01/2049	15	15,951
Massachusetts (Commonwealth of) Development Finance Agency (Northeastern University), Series 2026 A, RB	5.25%	10/01/2050	230	240,553
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	670	695,486
Massachusetts (Commonwealth of) Development Finance Agency (Olin College), Series 2025, Ref. RB	5.25%	11/01/2051	355	364,749
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2015 O-1, RB	4.00%	07/01/2045	590	535,247
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	1,020	1,022,287
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2013, RB	4.00%	07/01/2043	1,435	1,251,294
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	400	386,983
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University), Series 2021, RB	4.00%	07/01/2051	700	559,402
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University), Series 2025, Ref. RB	6.00%	07/01/2050	250	259,326
Massachusetts (Commonwealth of) Development Finance Agency (Tufts University Student Housing), Series 2025, RB	5.25%	06/01/2060	1,000	1,008,032
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care Obligated Group), Series 2025, Ref. RB	4.50%	07/01/2054	800	719,402
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care), Series 2017, Ref. RB	4.00%	07/01/2044	50	42,772
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care), Series 2017, Ref. RB	5.00%	07/01/2044	235	232,018
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care), Series 2025, Ref. RB	5.25%	07/01/2050	100	100,619
Massachusetts (Commonwealth of) Development Finance Agency (Wellesley College), Series 2025 N, Ref. RB	5.00%	07/01/2042	350	374,682
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2045	1,360	994,976
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2045	915	814,554
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

119

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017 S, RB	4.00%	07/01/2046	$200	$184,843
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2019, RB	5.00%	09/01/2059	280	283,553
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2020, RB	5.00%	07/01/2050	80	85,197
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2021 V, RB	5.00%	07/01/2055	810	833,876
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2042	285	297,549
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2023 B, Ref. RB	4.38%	07/01/2052	495	416,849
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2025, RB	5.25%	06/01/2065	500	502,266
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2025, Ref. RB	4.00%	07/01/2045	80	74,372
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 2009 J, VRD RB, (LOC - TD Bank, N.A.)(b)(c)	2.90%	07/01/2044	600	600,000
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	5.00%	07/01/2044	50	51,173
Massachusetts (Commonwealth of) Port Authority, Series 2019 B, RB	3.00%	07/01/2049	5	3,635
Massachusetts (Commonwealth of) Port Authority, Series 2026 A, Ref. RB	5.25%	07/01/2051	60	62,947
Massachusetts (Commonwealth of) Port Authority, Series 2026 A, Ref. RB	5.25%	07/01/2056	600	624,570
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB(d)(e)	4.00%	11/16/2026	25	25,070
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	910	865,722
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	850	861,460
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	700	709,438
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	1,005	1,027,502
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.00%	02/15/2050	1,250	1,282,579
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.25%	02/15/2050	475	495,613
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.00%	02/15/2055	2,345	2,386,626
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.50%	02/15/2055	685	723,720
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	4.00%	08/15/2045	95	89,849
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	650	669,821
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	3.00%	08/15/2050	290	206,731
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	345	349,511
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	1,080	1,095,732
Massachusetts (Commonwealth of) Water Resources Authority, Series 2024 B, RB	5.00%	08/01/2049	20	20,550
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 B, Ref. RB	5.25%	08/01/2048	290	303,091
Tri-County Regional Vocational Technical School District, Series 2025, GO Bonds	4.00%	06/01/2054	25	21,909
University of Massachusetts Building Authority, Series 2015-1, RB	4.00%	11/01/2045	995	932,565
University of Massachusetts Building Authority, Series 2017, RB	5.25%	11/01/2042	740	751,108
University of Massachusetts Building Authority, Series 2017-1, RB	4.00%	11/01/2044	130	120,668
University of Massachusetts Building Authority, Series 2017-1, RB	5.25%	11/01/2047	15	15,163
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	750	760,311
University of Massachusetts Building Authority, Series 2022-1, RB	4.00%	11/01/2046	335	314,741
University of Massachusetts Building Authority, Series 2022-1, RB	5.00%	11/01/2052	20	20,231
University of Massachusetts Building Authority, Series 2024 1, RB	5.00%	11/01/2054	160	163,174
Wakefield (Town of), MA, Series 2025, GO Bonds	5.00%	08/15/2050	320	330,534
				200,685,176
Michigan-1.43%
Detroit (City of), MI, Series 2021 A, GO Bonds	5.00%	04/01/2050	395	391,049
Detroit (City of), MI, Series 2023 C, GO Bonds	6.00%	05/01/2043	150	162,165
Detroit Downtown Development Authority, Series 2024 Ref. RB	5.00%	07/01/2048	170	172,404
Eastern Michigan University, Series 2018 A, RB	4.00%	03/01/2047	270	227,676
Eastern Michigan University, Series 2018 A, RB, (INS - AGI)(a)	4.00%	03/01/2044	645	588,855
Grand Rapids (City of), MI, Series 2025, GO Bonds	5.00%	04/01/2055	30	30,137
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Grand Traverse (County of), MO Hospital Finance Authority (Munson Healthcare Obligated Group), Series 2021, Ref. RB	3.00%	07/01/2051	$485	$334,048
Great Lakes Water Authority, Series 2022 A, RB	5.25%	07/01/2047	35	36,357
Great Lakes Water Authority, Series 2022 A, RB	5.25%	07/01/2052	20	20,505
Great Lakes Water Authority, Series 2022 B, RB	5.50%	07/01/2052	140	144,771
Great Lakes Water Authority, Series 2023 B, RB	5.25%	07/01/2048	40	41,543
Great Lakes Water Authority, Series 2023 B, RB	5.25%	07/01/2053	320	329,267
Great Lakes Water Authority, Series 2023 C, RB	5.25%	07/01/2053	500	512,305
Great Lakes Water Authority, Series 2025 C, RB	5.25%	07/01/2055	505	520,634
Great Lakes Water Authority, Series 2025 D, RB	5.50%	07/01/2055	280	291,121
Great Lakes Water Authority, Series 2026 B, Ref. RB	5.00%	07/01/2042	60	63,122
Great Lakes Water Authority, Series 2026 B, Ref. RB	5.00%	07/01/2043	240	251,598
Great Lakes Water Authority, Series 2026 B, Ref. RB	5.00%	07/01/2044	10	10,443
Green Lake Township Economic Development Corp., Series 2004, Ref. VRD RB, (LOC - PNC Bank, N.A.)(b)(c)	3.05%	06/01/2034	700	700,000
L’Anse Creuse Public Schools, Series 2025 I, GO Bonds	5.00%	05/01/2049	410	417,263
Lansing (City of), MI, Series 2023 B, GO Bonds, (INS - AGI)(a)	4.13%	06/01/2048	290	263,771
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	455	462,992
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	85	85,773
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	555	558,528
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2049	1,340	1,363,771
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	1,035	1,038,253
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.25%	07/01/2054	1,375	1,405,894
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2045	1,405	1,276,233
Michigan (State of), Series 2020, RB	5.00%	11/15/2045	305	313,074
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2044	1,150	1,053,859
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	690	650,353
Michigan (State of), Series 2021, RB	4.00%	11/15/2046	1,300	1,173,615
Michigan (State of), Series 2023, RB	5.00%	11/15/2041	85	89,814
Michigan (State of), Series 2023, RB	5.00%	11/15/2042	390	410,542
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	735	770,614
Michigan (State of), Series 2023, RB	5.50%	11/15/2044	650	701,464
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	1,470	1,520,960
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	1,170	1,214,492
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	1,275	1,345,225
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB(d)(e)	5.00%	10/15/2026	20	20,058
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB(d)(e)	5.00%	10/15/2026	305	305,885
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	4.00%	10/15/2049	265	235,999
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	4.00%	04/15/2054	500	432,450
Michigan (State of) Building Authority (Facilities Program), Series 2020 I, Ref. RB	3.00%	10/15/2045	625	475,130
Michigan (State of) Building Authority (Facilities Program), Series 2021 I, RB	4.00%	10/15/2046	330	302,535
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	1,000	1,019,489
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	4.00%	10/15/2052	1,065	923,850
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.25%	10/15/2057	320	325,209
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	4.00%	10/15/2047	360	326,532
Michigan (State of) Building Authority (Facilities Program), Series 2024 II, RB	5.25%	04/15/2059	160	163,303
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.00%	10/15/2050	445	453,935
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.25%	10/15/2050	500	519,215
Michigan (State of) Building Authority (Facilities Program), Series 2025 I, Ref. RB	5.25%	04/15/2060	500	514,667
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	90	91,818
Michigan (State of) Finance Authority, Series 2020, RB, (CEP - Michigan Higher Education Intercept Program)	4.00%	11/01/2050	255	215,027
Michigan (State of) Finance Authority, Series 2020, RB, (CEP - Michigan Higher Education Intercept Program)	4.00%	11/01/2055	70	57,614
Michigan (State of) Finance Authority, Series 2020, RB, (INS - BAM)(a)	4.00%	11/01/2055	500	420,108
Michigan (State of) Finance Authority, Series 2024, RB	4.00%	10/01/2048	500	462,033
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	1,215	1,208,893
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	4.00%	11/01/2046	940	829,042
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

121

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2042	$400	$370,061
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	210	212,723
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	4.00%	11/01/2048	670	593,146
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB(d)(e)	5.00%	11/15/2026	1,275	1,280,997
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.25%	11/15/2042	390	308,781
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	2,435	2,149,123
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	5.00%	11/15/2048	765	769,773
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	4.00%	11/15/2050	945	792,327
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2024, RB	5.50%	02/28/2049	325	340,270
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds), Series 2024, RB	4.38%	02/28/2054	1,545	1,393,347
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds), Series 2024, RB	5.50%	02/28/2057	540	557,186
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2044	1,695	1,541,694
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2047	1,030	916,245
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019, RB	4.00%	02/15/2050	2,125	1,829,097
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI-2, Ref. RB	4.00%	03/01/2051	105	88,391
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	490	490,404
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB(d)(e)	5.00%	12/01/2027	20	20,574
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2042	480	485,326
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2046	935	829,333
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	5.00%	12/01/2046	295	296,787
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	3.00%	12/01/2049	655	457,805
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	4.00%	12/01/2049	745	635,133
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	4.00%	12/01/2048	795	683,983
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	5.00%	12/01/2048	325	326,730
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	310	267,634
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	410	414,622
Michigan (State of) Hospital Finance Authority (Henry Ford Health), Series 2026 A-2, Ref. RB	5.25%	11/15/2053	385	393,536
Michigan (State of) Hospital Finance Authority (Henry Ford Health), Series 2026 A-2, Ref. RB	5.50%	11/15/2056	400	417,898
Michigan (State of) Strategic Fund (Mich Senate Offices), Series 2015, RB	4.00%	10/15/2047	1,830	1,678,270
Michigan State University, Series 2019 B, RB	4.00%	02/15/2044	575	536,817
Michigan State University, Series 2019 B, RB	5.00%	02/15/2044	400	408,233
Michigan State University, Series 2019 B, RB	5.00%	02/15/2048	585	593,564
Michigan State University, Series 2019 C, Ref. RB	4.00%	02/15/2044	1,155	1,078,303
Michigan State University, Series 2024 A, RB	5.25%	08/15/2046	190	200,286
Michigan State University, Series 2024 A, RB	5.00%	08/15/2049	420	430,634
Michigan State University, Series 2024 A, RB	5.25%	08/15/2054	1,035	1,068,443
Michigan State University, Series 2025 A, Ref. RB	5.25%	02/15/2050	250	260,691
Michigan State University, Series 2025 A, Ref. RB	5.00%	02/15/2055	750	762,462
Northern Michigan University, Series 2025 A, RB	5.50%	06/01/2055	5	5,238
Oakland University, Series 2019, RB	5.00%	03/01/2050	35	35,180
Pontiac School District, Series 2020, GO Bonds	4.00%	05/01/2050	250	217,877
Saginaw Hospital Finance Authority (Covenant Medical Center, Inc.), Series 2026, RB	5.25%	07/01/2056	250	252,595
Southfield Public Schools, Series 2026, GO Bonds	5.00%	05/01/2056	200	200,785
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	1,000	1,028,952
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2052	400	405,596
Troy School District, Series 2026, Ref. GO Bonds	5.00%	05/01/2055	300	304,478
University of Michigan, Series 2018 A, RB	5.00%	04/01/2048	300	304,363
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	250	252,553
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2023, RB, (INS - AGI)(a)	5.25%	12/01/2048	300	310,929
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	350	356,779
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Wayne State University, Series 2018 A, RB	5.00%	11/15/2043	$230	$234,207
Wayne State University, Series 2018 A, RB	4.00%	11/15/2048	340	293,073
				60,330,516
Minnesota-0.61%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.00%	02/15/2053	1,025	1,001,576
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2053	1,190	1,192,622
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	1,000	1,001,142
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	385	360,903
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2048	910	817,663
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	5.00%	02/15/2048	765	758,198
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	5.00%	02/15/2058	715	688,072
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	345	353,801
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	1,015,181
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2046	45	45,091
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	4.25%	01/01/2052	180	165,299
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	75	75,340
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	5.00%	01/01/2052	1,105	1,111,607
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	4.00%	01/01/2054	700	611,487
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	4.00%	11/15/2048	515	428,217
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2049	10	9,643
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2041	935	906,950
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	530	555,291
Minnesota (State of), Series 2023, COP	5.00%	11/01/2043	290	304,450
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2042	415	440,395
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	140	147,413
Minnesota (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2043	1,235	1,305,734
Minnesota (State of), Series 2025 A, GO Bonds	5.00%	08/01/2043	25	26,631
Minnesota (State of) Health & Education Facilities Authority (University of St. Thomas), Series 2024 A, RB	4.13%	10/01/2053	140	121,472
Minnesota Agricultural & Economic Development Board (Fairview Health Services), Series 2026, Ref. RB	5.00%	11/15/2044	60	61,202
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	585	604,463
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2054	2,085	2,107,447
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	4.00%	01/01/2049	555	486,520
North St. Paul-Maplewood-Oakdale Independent School District No. 622, Series 2019 A, GO Bonds, (CEP - Minnesota School District)	3.00%	02/01/2046	615	472,050
Rochester (City of), MN, Series 2018, RB	4.00%	11/15/2048	1,625	1,503,385
Rochester (City of), MN, Series 2025 A, RB	4.25%	11/15/2050	125	115,805
Rochester (City of), MN, Series 2025 A, RB	4.38%	11/15/2053	10	9,260
Rochester (City of), MN, Series 2026 A, RB	5.00%	11/15/2042	535	566,917
Rochester (City of), MN, Series 2026 A, RB	4.00%	11/15/2043	630	603,348
Rochester (City of), MN, Series 2026 A, RB	5.00%	11/15/2045	60	62,764
Rochester (City of), MN, Series 2026 A, RB	5.00%	11/15/2046	350	363,933
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	775	779,680
Rochester (City of), MN (Mayo Clinic), Series 2026 A, RB	4.00%	11/15/2044	350	330,543
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	$845	$850,774
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	4.00%	05/01/2049	265	229,981
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	4.00%	05/01/2050	550	467,160
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2054	1,240	1,231,489
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	4.00%	11/15/2043	420	365,921
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	5.00%	11/15/2047	55	53,285
Stearns (County of), MN, Series 2026 A, GO Bonds	4.00%	12/01/2053	495	440,012
Stearns (County of), MN, Series 2026 A, GO Bonds	4.38%	12/01/2055	300	282,081
Western Minnesota Municipal Power Agency (Red Rock Hydroelectric), Series 2018, RB	5.00%	01/01/2049	365	367,017
				25,799,215
Mississippi-0.09%
Medical Center Educational Building Corp., Series 2023, RB	4.00%	06/01/2053	270	233,406
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing), Series 2017, Ref. RB	4.00%	06/01/2047	420	387,402
Medical Center Educational Building Corp. (The University of Mississippi Medical Center New Facilities and Refinancing), Series 2017, Ref. RB	5.00%	06/01/2047	15	15,050
Mississippi (State of) Development Bank (Lamar County School District), Series 2025, RB	5.00%	06/01/2050	10	10,123
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB(d)(e)	5.00%	09/01/2026	1,010	1,010,000
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB(d)(e)	5.00%	09/01/2026	1,000	1,000,000
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.00%	05/15/2055	695	682,585
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.50%	05/15/2055	165	170,765
Mississippi (State of) University Educational Building Corp. (State University Facilities), Series 2017 , Ref. RB	4.00%	08/01/2043	235	219,528
Mississippi Business Finance Corp. (System Energy Resources, Inc.), Series 2021, RB	2.38%	06/01/2044	370	235,496
				3,964,355
Missouri-0.72%
Jackson (County of), MO, Series 2023 A, RB	5.25%	12/01/2047	5	5,170
Jackson (County of), MO, Series 2023 A, RB	4.25%	12/01/2053	175	158,913
Jackson (County of), MO, Series 2023 A, RB	4.38%	12/01/2058	320	292,045
Jackson (County of), MO, Series 2023 A, RB	5.25%	12/01/2058	305	309,982
Jackson County Reorganized School District No. 7, Series 2026, GO Bonds	5.25%	03/01/2045	45	48,170
Kansas (City of), MO, Series 2018 A, RB	4.00%	01/01/2042	45	42,982
Kansas (City of), MO, Series 2023 A, RB	4.00%	01/01/2048	15	13,993
Kansas (City of), MO, Series 2024 A, RB	5.00%	12/01/2048	200	204,781
Kansas (City of), MO, Series 2024 A, RB	4.00%	01/01/2049	620	572,091
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2042	40	40,319
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	500	502,493
Missouri (State of) Health & Educational Facilities Authority, Series 2018 A, RB	4.00%	06/01/2048	295	256,949
Missouri (State of) Health & Educational Facilities Authority, Series 2019 A, RB	5.00%	10/01/2046	220	223,096
Missouri (State of) Health & Educational Facilities Authority, Series 2019, Ref. RB	4.00%	02/01/2042	25	22,349
Missouri (State of) Health & Educational Facilities Authority, Series 2020, RB	4.00%	06/01/2050	235	203,539
Missouri (State of) Health & Educational Facilities Authority, Series 2020, RB	3.00%	06/01/2053	2,400	1,606,180
Missouri (State of) Health & Educational Facilities Authority, Series 2022 A, RB	5.00%	06/01/2052	525	518,759
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2013 C, RB(e)	4.00%	01/01/2046	635	563,918
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	1,390	1,281,046
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2017 D, RB(e)	4.00%	01/01/2048	210	183,518
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	4.00%	07/01/2046	520	472,652
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	$2,500	$1,798,565
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2025 A, Ref. RB	4.00%	04/01/2045	1,170	1,075,355
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2025 A, Ref. RB	4.25%	04/01/2055	1,130	1,002,595
Missouri (State of) Health & Educational Facilities Authority (Children’S Mercy Hospital), Series 2026, Ref. RB	5.50%	05/15/2051	1,050	1,107,003
Missouri (State of) Health & Educational Facilities Authority (Children’S Mercy Hospital), Series 2026, Ref. RB	5.50%	05/15/2054	500	524,508
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2013 A, RB	5.00%	11/15/2048	535	535,047
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2019, RB	4.00%	11/15/2049	435	378,974
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services), Series 2024, Ref. RB	5.25%	02/01/2048	20	20,090
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2012, RB	4.00%	11/15/2042	2,955	2,741,845
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	1,215	1,091,426
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	5.00%	11/15/2045	110	110,037
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.25%	11/15/2048	740	665,924
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	5.00%	11/15/2042	300	302,128
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	3.63%	11/15/2047	1,130	925,403
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2047	515	452,284
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2049	610	532,964
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2020, RB	4.00%	06/01/2053	1,485	1,256,402
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.50%	12/01/2048	90	94,358
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	980	984,883
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2044	355	319,379
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	575	491,628
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2054	280	231,058
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	4.00%	06/01/2052	630	534,999
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2018 A, RB	5.00%	06/01/2048	285	286,414
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	3.75%	06/01/2049	90	71,140
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	4.00%	10/01/2042	525	491,781
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	785	738,713
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	645	563,915
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	40	36,897
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2048	1,500	1,312,677
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2041	80	72,615
Missouri (State of) Joint Municipal Electric Utility Commission (Marshall Energy Center), Series 2025, RB	5.00%	01/01/2051	290	293,884
Missouri (State of) Joint Municipal Electric Utility Commission (Marshall Energy Center), Series 2025, RB	5.25%	01/01/2056	400	409,794
Springfield (City of), MO, Series 2025, COP	4.00%	11/01/2047	10	9,033
Springfield School District No. R-12, Series 2023, GO Bonds	4.00%	03/01/2042	300	293,553
Springfield School District No. R-12, Series 2023, GO Bonds	4.00%	03/01/2043	45	43,766
St. Charles (County of), MO Public Water Supply District No. 2, Series 2022, COP	4.00%	12/01/2044	180	168,865
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	255	263,709
St. Louis (City of), MO, Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2054	720	737,189
				30,493,745
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Montana-0.07%
Lewis & Clark County High School District No 1 Helena, Series 2025, GO Bonds, (INS - BAM)(a)	5.00%	07/01/2056	$500	$503,176
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	1,415	1,325,670
Montana (State of) Facility Finance Authority (Kalispell Regional Medical Center Obligated Group), Series 2018, Ref. RB	5.00%	07/01/2048	630	632,129
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2018, Ref. RB	5.00%	08/15/2048	325	326,436
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2021, Ref. RB	3.00%	06/01/2050	505	347,206
				3,134,617
Nebraska-0.77%
Boys Town (Village of), NE (Boys Town), Series 2020, Ref. RB	2.38%	07/01/2050	320	185,847
Boys Town (Village of), NE (Boys Town), Series 2026, RB	5.00%	07/01/2046	1,525	1,549,853
Boys Town (Village of), NE (Boys Town), Series 2026, RB	5.00%	07/01/2055	650	628,386
Boys Town (Village of), NE (Boys Town), Series 2026, RB	5.25%	07/01/2055	1,000	1,001,748
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2042	2,300	2,302,064
Douglas (County of), NE, Series 2025, Ref. RB	5.00%	07/01/2052	85	85,094
Douglas (County of), NE Hospital Authority No. 2, Series 2015, Ref. RB	4.25%	11/01/2045	480	452,596
Douglas (County of), NE Hospital Authority No. 2, Series 2017, RB	4.00%	11/15/2042	85	77,688
Douglas (County of), NE Hospital Authority No. 2, Series 2017, RB	5.00%	11/15/2047	180	180,276
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital), Series 2014, RB	5.00%	05/15/2044	425	416,637
Douglas (County of), NE Hospital Authority No. 3, Series 2015, Ref. RB	5.00%	11/01/2045	95	95,023
Douglas (County of), NE Hospital Authority No. 3, Series 2025, Ref. RB	5.00%	11/01/2049	515	520,723
Fremont School District, Series 2022, GO Bonds, (INS - AGI)(a)	4.00%	12/15/2047	770	695,113
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	380	342,499
Nebraska (State of) Public Power District, Series 2026 A, Ref. RB	5.00%	01/01/2051	310	314,851
Nebraska (State of) Public Power District, Series 2026 A, Ref. RB	5.25%	01/01/2055	415	428,058
Nebraska Educational Health Cultural & Social Services Finance Authority (Immanuel Retirement Communities Obligated Group), Series 2019, Ref. RB	4.00%	01/01/2044	35	31,911
Nebraska Educational Health Cultural & Social Services Finance Authority (Immanuel Retirement Communities Obligated Group), Series 2019, Ref. RB	4.00%	01/01/2049	135	117,037
Omaha (City of), NE, Series 2014, RB	4.00%	11/15/2044	35	32,313
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	4.00%	02/01/2042	60	56,637
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	600	605,631
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	890	912,874
Omaha (City of), NE Public Power District, Series 2021 A, RB	4.00%	02/01/2051	1,340	1,194,897
Omaha (City of), NE Public Power District, Series 2021 B, Ref. RB	4.00%	02/01/2046	450	415,515
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.25%	02/01/2047	640	614,853
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	1,065	1,092,891
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.25%	02/01/2052	1,040	1,069,451
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	1,335	1,387,073
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	800	826,316
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2053	1,000	1,032,895
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2049	540	568,645
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2054	1,045	1,096,084
Omaha (City of), NE Public Power District, Series 2024 C, RB	4.00%	02/01/2049	1,000	908,263
Omaha (City of), NE Public Power District, Series 2024 C, RB	5.00%	02/01/2054	655	668,630
Omaha (City of), NE Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2043	575	602,249
Omaha (City of), NE Public Power District, Series 2025 A, RB	5.25%	02/01/2050	955	995,095
Omaha (City of), NE Public Power District, Series 2025 A, RB	5.25%	02/01/2055	1,275	1,324,745
Omaha (City of), NE Public Power District, Series 2025 B, RB	5.00%	02/01/2050	250	256,947
Omaha (City of), NE Public Power District, Series 2025 B, RB	5.00%	02/01/2055	1,435	1,467,657
Omaha (City of), NE Public Power District, Series 2026 A, RB	5.00%	02/01/2046	20	20,895
Omaha (City of), NE Public Power District, Series 2026 A, RB	5.00%	02/01/2048	250	258,238
Omaha (City of), NE Public Power District, Series 2026 A, RB	5.00%	02/01/2051	1,050	1,074,034
Omaha (City of), NE Public Power District, Series 2026 A, RB	5.00%	02/01/2056	1,550	1,568,807
Omaha Public Power District Nebraska City Station Unit 2, Series 2026 A, Ref. RB	5.00%	02/01/2049	535	545,809
Omaha School District, Series 2020, GO Bonds	3.00%	12/15/2042	10	7,835
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

126

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-(continued)
Omaha-Douglas Public Building Commission, Series 2020 B, GO Bonds	4.00%	05/01/2050	$90	$77,645
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	985	725,598
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	4.00%	05/15/2051	535	449,902
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2059	595	500,174
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2062	1,130	945,588
University of Nebraska Facilities Corp. (The), Series 2021, RB	3.00%	07/15/2054	65	43,629
				32,773,219
Nevada-0.42%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	250	241,028
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	1,840	1,869,024
Clark (County of), NV, Series 2022, RB	3.00%	07/01/2042	25	20,803
Clark (County of), NV (Founders Academy of Las Vegas), Series 2018, GO Bonds	4.00%	07/01/2044	615	578,672
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2018, GO Bonds	4.00%	07/01/2045	25	23,281
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	1,920	1,938,338
Clark (County of), NV Water Reclamation District, Series 2023, GO Bonds	5.00%	07/01/2049	25	25,617
Clark (County of), NV Water Reclamation District, Series 2023, GO Bonds	5.00%	07/01/2053	215	218,528
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2042	210	219,962
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2043	1,210	1,260,816
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2044	355	368,231
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2045	10	10,325
Henderson (City of), NV, Series 2020 A-1, GO Bonds	4.00%	06/01/2045	1,025	956,379
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	1,775	1,805,959
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	4.00%	07/01/2049	2,360	2,066,529
Las Vegas (City of), NV Convention & Visitors Authority, Series 2022 B, RB	5.25%	07/01/2049	485	499,327
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	955	967,930
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2046	290	267,368
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2051	1,160	1,027,041
Las Vegas Valley Water District, Series 2023 A, GO Bonds	5.00%	06/01/2053	130	131,444
Las Vegas Valley Water District, Series 2025 A, GO Bonds	5.00%	06/01/2044	95	99,729
Las Vegas Valley Water District, Series 2025 A, GO Bonds	5.00%	06/01/2045	170	177,886
Las Vegas Valley Water District, Series 2025 A, GO Bonds	5.25%	06/01/2050	400	418,108
Las Vegas Valley Water District, Series 2025 A, GO Bonds	5.25%	06/01/2055	55	56,935
Las Vegas Valley Water District, Series 2026 A, Ref. GO Bonds	5.00%	06/01/2046	210	220,190
Reno (City of), NV, Series 2019 A-1, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2043	1,490	1,369,728
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	285	291,301
Washoe County School District, Series 2020 A, GO Bonds	4.00%	10/01/2045	475	441,553
Washoe County School District, Series 2020 A, GO Bonds	4.00%	10/01/2049	345	305,429
				17,877,461
New Hampshire-0.30%
Manchester (City of), NH (Green Bonds), Series 2024, RB, (INS - AGI)(a)	5.25%	06/01/2054	560	573,995
Manchester (City of), NH (Green Bonds), Series 2026, RB, (INS -BAM)(a)	5.25%	07/01/2056	500	515,287
New Hampshire (State of) Business Finance Authority, Series 2021 A, RB	4.00%	07/01/2051	1,975	1,754,469
New Hampshire (State of) Business Finance Authority (Adventist Health System), Series 2024, RB	5.25%	07/01/2054	40	38,483
New Hampshire (State of) Business Finance Authority (Grace Christian School), Series 2025, RB	6.00%	08/01/2065	2,055	1,982,264
New Hampshire (State of) Business Finance Authority (NCCD - Unr Properties LLC - University of Nevada, Reno Project), Series 2023 A, RB, (INS - BAM)(a)	5.25%	06/01/2051	715	727,418
New Hampshire (State of) Business Finance Authority (St. Elizabeth Medical Center, Inc.), Series 2021, RB	4.00%	05/01/2051	1,440	1,252,542
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGI)(a)	3.00%	08/15/2046	2,470	1,941,380
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGI)(a)	3.00%	08/15/2051	1,060	754,407
New Hampshire (State of) Business Finance Authority (Winston Salem Sustainable Energy), Series 2025, RB	5.50%	06/01/2050	665	691,083
New Hampshire (State of) Business Finance Authority (Winston-Salem Sustainable Energy Partners), Series 2025, RB	5.00%	06/01/2055	470	460,308
New Hampshire (State of) Health and Education Facilities Authority, Series 2019, RB	4.00%	08/01/2043	560	506,860
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

127

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire-(continued)
New Hampshire (State of) Health and Education Facilities Authority, Series 2025, Ref. RB	5.50%	08/01/2050	$685	$717,885
New Hampshire (State of) Health and Education Facilities Authority, Series 2025, Ref. RB	5.00%	08/01/2055	150	147,039
New Hampshire (State of) Health and Education Facilities Authority, Series 2025, Ref. RB	5.25%	08/01/2055	765	775,764
New Hampshire (State of) Health and Education Facilities Authority (Concord Hospital Trust), Series 2017, RB	5.00%	10/01/2047	45	45,231
				12,884,415
New Jersey-2.78%
Gloucester (County of), NJ Improvement Authority (The) (Rowan University), Series 2015, RB, (INS - AGI)(a)	4.00%	07/01/2042	445	417,236
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse), Series 2020, RB	4.00%	10/01/2046	490	466,035
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse), Series 2020, RB	4.00%	10/01/2051	290	259,871
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	1,530	1,561,765
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2042	140	141,403
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2047	450	453,457
New Jersey (State of) Economic Development Authority, Series 2018 C, RB	5.00%	06/15/2042	135	136,353
New Jersey (State of) Economic Development Authority, Series 2018 C, RB	5.00%	06/15/2047	15	15,115
New Jersey (State of) Economic Development Authority, Series 2018 EEE, RB	4.63%	06/15/2048	5	4,868
New Jersey (State of) Economic Development Authority, Series 2018, RB	5.00%	06/15/2043	250	255,347
New Jersey (State of) Economic Development Authority, Series 2018, RB	5.00%	06/15/2048	1,045	1,058,877
New Jersey (State of) Economic Development Authority, Series 2019, RB	4.00%	06/15/2044	100	93,021
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	25	25,632
New Jersey (State of) Economic Development Authority, Series 2019, RB	4.00%	06/15/2049	20	17,959
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	1,565	1,623,570
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	1,390	1,405,099
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties L.L.C), Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	06/01/2042	80	80,469
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2046	615	560,673
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2050	605	539,408
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	850	868,365
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	4.00%	11/01/2044	490	454,200
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	5.00%	11/01/2044	2,265	2,318,943
New Jersey (State of) Educational Facilities Authority (Kean University), Series 2026, Ref. RB, (INS - BAM)(a)	5.25%	07/01/2056	1,000	1,046,005
New Jersey (State of) Educational Facilities Authority (Kean University), Series 2026, Ref. RB, (INS -BAM)(a)	5.00%	07/01/2051	500	516,697
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	1,475	1,452,072
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	5.25%	09/01/2053	250	256,588
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2015 D, RB	4.00%	07/01/2045	175	169,660
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 C, RB	4.00%	07/01/2047	45	43,612
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024 A-2, RB	5.00%	03/01/2043	630	669,343
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	4.00%	03/01/2053	1,225	1,165,949
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	2,700	2,824,088
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, Ref. RB	5.00%	03/01/2044	115	121,722
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	5.00%	07/01/2045	10	10,099
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,205	838,602
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	590	497,378
New Jersey (State of) Health Care Facilities Financing Authority, Series 2016, Ref. RB	4.00%	07/01/2048	1,340	1,130,043
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	740	570,034
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	350	250,214
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2017, RB	4.00%	07/01/2047	915	843,268
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

128

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	4.13%	07/01/2054	$810	$728,901
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	5.25%	07/01/2054	285	295,396
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024, Ref. RB	5.25%	07/01/2049	510	533,189
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	1,130	1,137,589
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Inc.), Series 2024, RB	5.00%	07/01/2041	15	15,780
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Inc.), Series 2024, RB	4.25%	07/01/2054	255	236,256
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2045	665	628,646
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,005	710,600
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2051	2,035	1,863,833
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.00%	07/01/2042	250	261,781
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2043	100	106,333
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2054	215	221,421
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System Obligated Group), Series 2016, Ref. RB	5.00%	07/01/2041	45	45,006
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGI)(a)	5.00%	07/01/2046	60	60,078
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	4.00%	07/01/2044	510	472,123
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	3.00%	07/01/2049	900	654,058
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2009 C, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	2.40%	07/01/2043	1,100	1,100,000
New Jersey (State of) Institute of Technology, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.25%	07/01/2055	10	10,454
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	1,205	1,143,215
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.00%	06/15/2045	560	560,150
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 AA, RB	5.25%	06/15/2043	750	763,686
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2044	1,625	1,492,990
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	1,525	1,544,045
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	970	806,776
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2050	1,600	1,418,193
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2046	875	883,986
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	4.50%	06/15/2049	1,035	994,069
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 A, RB	5.00%	06/15/2050	780	786,174
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	2,660	2,427,373
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,085	1,105,203
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,345	960,257
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	2,960	2,627,503
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	780	723,003
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2046	1,575	1,435,871
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	500	463,464
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	530	548,498
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	310	324,319
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	540	555,586
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	380	394,179
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	3.00%	06/15/2050	650	464,065
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2042	415	436,766
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

129

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	4.25%	06/15/2044	$1,420	$1,342,266
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2042	510	531,833
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	685	712,515
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	1,815	1,862,882
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	3,125	3,214,967
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 A, Ref. RB	4.00%	06/15/2042	900	834,234
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2042	2,175	2,278,793
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2042	195	203,614
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2043	550	572,291
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2044	295	305,768
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2045	520	537,213
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	4.13%	06/15/2050	870	787,602
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2050	2,100	2,173,077
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	4.13%	06/15/2055	1,000	887,095
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2055	2,650	2,722,000
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2042	510	534,688
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2043	505	527,589
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2044	500	519,921
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2045	140	145,112
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2050	2,190	2,224,591
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.25%	06/15/2050	775	802,219
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2055	3,440	3,465,048
New Jersey (State of) Transportation Trust Fund Authority (Transportation), Series 2022, RB	4.00%	06/15/2050	65	57,614
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	4.00%	01/01/2045	205	193,238
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2043	1,880	1,808,801
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	4.00%	01/01/2048	1,510	1,397,090
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	1,980	2,010,001
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	2,145	2,094,161
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	2,095	1,898,254
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	400	418,798
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	445	442,454
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	2,400	2,482,463
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.50%	01/01/2048	1,045	1,037,703
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	2,500	2,578,901
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.00%	01/01/2043	100	104,536
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2049	1,455	1,514,105
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	4.13%	01/01/2054	60	55,394
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2054	10	10,355
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2042	1,000	1,048,855
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2043	1,450	1,515,772
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2044	1,270	1,321,448
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2045	1,290	1,338,169
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2043	35	36,856
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2044	25	26,184
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	4.75%	01/01/2050	400	402,081
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2050	1,930	2,014,886
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2055	2,485	2,585,985
New Jersey (State of) Turnpike Authority, Series 2026 A-1, RB	5.00%	01/01/2043	350	370,360
New Jersey (State of) Turnpike Authority, Series 2026 A-1, RB	5.00%	01/01/2045	350	366,982
New Jersey (State of) Turnpike Authority, Series 2026 A-1, RB	5.00%	01/01/2047	400	416,071
New Jersey (State of) Turnpike Authority, Series 2026 A-1, RB	5.00%	01/01/2052	2,000	2,049,266
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGI)(a)	5.38%	11/15/2052	65	68,070
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGI)(a)	6.00%	11/15/2062	500	538,970
Passaic (County of), NJ Valley Water Commission, Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2053	5	4,714
South Jersey Transportation Authority, Series 2020 A, RB	5.00%	11/01/2045	220	223,499
South Jersey Transportation Authority, Series 2020 A, RB	4.00%	11/01/2050	40	35,189
South Jersey Transportation Authority, Series 2022 A, RB	4.63%	11/01/2047	580	558,651
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

130

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
South Jersey Transportation Authority, Series 2022 A, RB	5.25%	11/01/2052	$265	$271,095
South Jersey Transportation Authority, Series 2022, RB, (INS - BAM)(a)	5.25%	11/01/2052	20	20,535
				117,606,679
New Mexico-0.07%
New Mexico (State of) Hospital Equipment Loan Council, Series 2019 A, RB	3.00%	08/01/2048	1,715	1,230,865
New Mexico (State of) Hospital Equipment Loan Council, Series 2019 A, RB	4.00%	08/01/2048	905	781,296
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2046	1,025	915,005
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, Ref. RB	5.00%	08/01/2046	15	15,017
				2,942,183
New York-21.51%
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.25%	05/01/2050	435	448,102
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.50%	05/01/2055	1,005	1,044,328
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	4.00%	11/01/2044	55	52,505
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	605	619,809
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	765	796,858
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	1,525	1,566,001
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2043	925	1,000,882
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2044	230	247,708
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2045	130	139,562
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2046	385	410,408
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2050	1,225	1,276,149
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/01/2055	2,830	2,962,131
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB, (INS - AGI)(a)	3.00%	07/15/2043	790	581,009
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2045	2,765	2,068,625
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2050	755	515,679
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2050	525	450,120
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	4.00%	07/01/2045	400	321,973
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	770	733,054
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	235	227,020
Dutchess County Local Development Corp. (Nuvance Health), Series 2019 B, Ref. RB	4.00%	07/01/2049	390	326,578
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	390	391,933
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	4.00%	07/01/2046	575	524,886
Empire State Development Corp. (Bidding Group 4), Series 2021, Ref. RB	2.63%	03/15/2051	140	88,245
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	505	500,699
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	285	285,945
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	2,855	2,869,635
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	2,290	2,099,183
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	695	698,218
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	02/15/2047	2,230	2,000,827
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2043	395	372,137
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2042	275	259,345
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2044	595	555,387
Long Beach (City of), NY, Series 2022 B, GO Bonds, (INS - BAM)(a)	4.63%	07/15/2052	445	425,252
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB(d)(e)	5.00%	09/01/2026	385	385,000
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB(d)(e)	5.00%	09/01/2026	280	280,000
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	770	779,036
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	550	554,482
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2042	250	262,761
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2044	30	31,427
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	1,175	1,200,604
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	1,225	1,233,871
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

131

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	$1,325	$1,358,957
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	670	705,719
Long Island (City of), NY Power Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	870	900,729
Long Island (City of), NY Power Authority, Series 2026 B, Ref. RB	5.00%	09/01/2044	295	311,853
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	155	159,496
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	1,355	1,380,989
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	1,130	1,003,295
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	640	560,639
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	750	675,337
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	305	265,260
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2046	65	65,029
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2056	1,040	1,004,908
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	2,115	1,892,572
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	1,075	937,774
Metropolitan Transportation Authority, Series 2020 A-1, RB	5.00%	11/15/2048	350	351,618
Metropolitan Transportation Authority, Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2042	290	263,831
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2045	635	559,579
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2046	1,185	1,036,881
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2047	5	4,357
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2048	135	116,836
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2041	25	22,662
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2042	595	535,362
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2043	635	566,371
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2042	350	363,080
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.25%	11/15/2043	50	52,761
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2044	5	5,157
Metropolitan Transportation Authority, Series 2025, Ref. RB	4.63%	11/15/2050	50	48,055
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.25%	11/15/2055	715	725,947
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	435	371,570
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	985	836,638
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	3.50%	11/15/2041	675	546,619
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	235	236,346
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	680	681,795
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2043	500	444,151
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2048	340	293,198
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	5.25%	11/15/2057	720	720,026
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2047	295	296,330
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	4.00%	11/15/2052	355	299,019
Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	11/15/2045	35	35,345
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(a)	5.00%	11/15/2044	690	700,462
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	770	773,617
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGI)(a)	4.00%	11/15/2049	495	423,216
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	285	290,907
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2045	155	137,820
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2046	5	4,409
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2047	345	300,156
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2043	320	327,428
Metropolitan Transportation Authority (Green Bonds), Series 2019, RB, (INS - AGI)(a)	4.00%	11/15/2046	730	644,627
Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	11/15/2046	125	109,376
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2045	530	467,050
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	480	409,330
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2052	95	80,421
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2041	580	531,400
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2043	505	455,569
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2044	195	174,265
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2050	480	413,776
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2054	15	12,601
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	3,095	3,078,405
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

132

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	$3,000	$3,006,737
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	3,080	3,106,596
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	285	289,773
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	60	60,860
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2045	990	1,002,559
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2047	620	545,177
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2048	845	737,958
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2049	1,610	1,397,872
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2050	795	687,007
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	2,125	1,873,531
Metropolitan Transportation Authority (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2049	95	81,877
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	2,515	2,571,151
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2051	650	557,194
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	1,160	1,196,753
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	210	216,400
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	165	169,669
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2047	10	10,143
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.25%	11/15/2049	1,255	1,284,567
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	11/15/2048	1,730	1,497,138
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2042	15	15,510
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	4.00%	11/15/2044	720	639,890
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2046	365	379,203
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2047	580	598,657
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	1,110	1,139,220
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2041	40	42,511
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	275	291,123
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	575	606,367
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2044	805	845,879
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2045	615	643,057
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	1,290	1,318,801
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2050	970	988,844
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2051	1,165	1,184,448
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2052	935	948,133
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	4.00%	11/15/2054	1,215	1,025,453
Metropolitan Transportation Authority (Green Bonds), Series 2025 B, Ref. RB	5.00%	11/15/2043	265	274,352
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2042	185	191,606
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/15/2045	970	1,017,405
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	415	415,402
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2056	275	275,059
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	500	480,411
Monroe County Industrial Development Corp. (Rochester General Hospital (The)), Series 2013 A, Ref. RB	5.00%	12/01/2042	145	144,989
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	580	534,088
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	690	635,381
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,665	2,331,532
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	2,160	2,203,515
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,995	1,974,748
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2056	1,710	1,669,593
Nassau (County of), NY, Series 2013 A, GO Bonds	4.00%	04/01/2043	810	763,050
Nassau (County of), NY, Series 2018 B, GO Bonds, (INS - AGI)(a)	5.00%	07/01/2045	5	5,100
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2049	1,330	1,359,132
Nassau (County of), NY, Series 2023 A, GO Bonds	4.00%	04/01/2053	615	543,560
Nassau (County of), NY, Series 2024 A, GO Bonds	4.00%	04/01/2054	240	210,949
Nassau (County of), NY, Series 2025 A, GO Bonds	5.00%	04/01/2055	670	683,916
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	625	626,643
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	585	585,919
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	2,175	1,786,378
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	12/15/2042	40	37,676
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

133

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	06/15/2044	$80	$74,025
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	10/15/2042	280	281,297
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	770	698,730
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	09/01/2045	70	66,088
New York & New Jersey (States of) Port Authority, Series 2022, RB	5.00%	01/15/2052	300	306,642
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	1,220	1,254,185
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	1,100	1,120,364
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	10/15/2042	50	53,639
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2055	1,065	1,087,690
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	185	177,165
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	1,345	1,368,169
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2042	175	176,567
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	900	904,982
New York & New Jersey (States of) Port Authority, Two Hundred Fifty One Series 2026, Ref. RB	5.00%	08/15/2051	455	468,821
New York & New Jersey (States of) Port Authority, Two Hundred Fifty One Series 2026, Ref. RB	5.25%	08/15/2056	1,260	1,317,103
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2041	325	349,369
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	1,000	1,032,218
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	1,225	1,252,731
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2050	1,235	1,272,423
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	315	334,273
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	410	432,941
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2048	165	170,316
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	770	792,112
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	740	753,839
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	105	111,785
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	30	31,930
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	220	227,272
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	70	63,497
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Series 2022, Ref. RB	5.25%	12/01/2052	30	31,125
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Seventh Series 2022, RB	5.00%	01/15/2047	190	196,799
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	560	580,237
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	5.00%	07/15/2056	25	25,333
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	4.00%	07/15/2061	390	336,058
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	175	169,954
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	45	45,131
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.00%	04/15/2057	10	10,015
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	1,005	1,008,188
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	1,380	1,384,155
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2043	725	648,304
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2041	470	431,285
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	725	577,241
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2042	590	538,653
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2044	190	192,561
New York (City of), NY, Series 2018 E-1, GO Bonds	3.63%	03/01/2045	545	454,549
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2041	795	624,809
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2042	895	917,412
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	585	598,969
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2044	950	710,211
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	100	92,794
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	335	342,258
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	560	570,977
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2042	55	51,366
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	95	96,682
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2044	475	436,631
New York (City of), NY, Series 2020 D-1, GO Bonds	3.00%	03/01/2045	545	407,616
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2050	2,250	1,930,228
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2041	385	357,256
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

134

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2042	$135	$125,914
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	2,315	2,344,338
New York (City of), NY, Series 2021 A-1, GO Bonds	3.00%	08/01/2050	535	373,137
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2050	1,320	1,131,056
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	210	216,036
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2043	40	41,039
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	595	608,426
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	1,370	1,209,049
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	735	741,989
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2051	920	637,994
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2041	45	46,571
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	295	304,547
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2043	120	125,276
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	1,090	986,475
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	585	609,865
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	300	310,971
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2043	85	87,356
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2044	320	328,045
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2045	190	196,105
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2046	75	76,622
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2047	770	788,621
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2048	520	529,038
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	1,345	1,350,960
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	1,225	1,069,190
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	305	315,386
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	635	653,878
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	330	338,898
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2045	400	410,193
New York (City of), NY, Series 2024 C, GO Bonds	4.00%	03/01/2046	430	389,783
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	610	629,548
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	50	51,428
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2049	20	20,523
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	2,035	2,078,549
New York (City of), NY, Series 2024 C, GO Bonds	4.13%	03/01/2054	630	546,930
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2042	215	200,737
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	585	602,531
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	1,510	1,551,036
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2045	355	324,231
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2047	460	474,858
New York (City of), NY, Series 2024 D, GO Bonds	5.50%	04/01/2048	240	251,464
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2050	205	176,770
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2050	280	281,519
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	2,110	2,153,604
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2042	360	374,780
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	310	321,103
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	500	516,235
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	90	92,761
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2046	245	250,714
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2047	475	482,927
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2048	390	394,599
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2050	1,950	1,962,622
New York (City of), NY, Series 2025 A-1, GO Bonds	5.50%	08/01/2050	370	389,056
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2053	475	476,555
New York (City of), NY, Series 2025 A-1, GO Bonds	5.25%	08/01/2053	445	456,431
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2042	360	374,354
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2043	605	626,047
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2044	430	443,562
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2045	175	180,215
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

135

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2046	$5	$5,113
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2047	25	25,936
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2048	555	561,358
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2051	1,585	1,628,379
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2055	1,405	1,406,827
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2055	1,900	1,943,804
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2047	505	512,698
New York (City of), NY, Series 2025 E, GO Bonds	5.25%	08/01/2050	55	56,454
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2054	1,475	1,478,001
New York (City of), NY, Series 2026 A, GO Bonds	5.00%	08/01/2042	515	537,916
New York (City of), NY, Series 2026 A, GO Bonds	5.00%	08/01/2043	510	529,793
New York (City of), NY, Series 2026 A, GO Bonds	5.00%	08/01/2044	600	621,107
New York (City of), NY, Series 2026 A, GO Bonds	5.25%	08/01/2045	555	587,185
New York (City of), NY, Series 2026 A, GO Bonds	5.25%	08/01/2046	205	215,225
New York (City of), NY, Series 2026 A, GO Bonds	5.25%	08/01/2047	100	104,173
New York (City of), NY, Series 2026 A, GO Bonds	5.25%	08/01/2048	200	207,434
New York (City of), NY, Series 2026 A, GO Bonds	5.25%	08/01/2050	390	402,212
New York (City of), NY, Series 2026 A, GO Bonds	5.00%	08/01/2052	415	416,595
New York (City of), NY, Series 2026 G, GO Bonds	5.00%	02/01/2043	295	306,012
New York (City of), NY, Series 2026 G, GO Bonds	5.00%	02/01/2044	290	299,814
New York (City of), NY, Series 2026 G, GO Bonds	5.00%	02/01/2045	35	36,119
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2046	5	5,240
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2047	415	431,664
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2049	400	413,087
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2050	1,100	1,133,153
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2053	1,165	1,197,088
New York (City of), NY, Subseries 2017 B-5, VRD GO Bonds(b)	3.05%	10/01/2046	2,000	2,000,000
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2041	25	22,958
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2042	275	250,437
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	570	583,438
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	435	393,391
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	435	443,844
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	1,775	1,803,347
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	455	460,661
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	695	560,151
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	545	558,853
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	1,490	1,367,780
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	620	634,046
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	995	897,616
New York (City of), NY, Subseries 2019 A-1, GO Bonds	3.00%	08/01/2045	1,145	851,938
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	710	746,019
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	735	770,765
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	635	663,231
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	2,390	2,464,192
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	455	473,996
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	170	179,616
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	35	36,866
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	70	73,426
New York (City of), NY, Subseries 2022 D-1, GO Bonds	4.50%	05/01/2049	55	52,438
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	480	448,157
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	720	755,123
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	685	713,123
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2045	510	460,329
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	2,920	3,008,691
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	2,160	1,864,891
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2041	100	103,990
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2042	555	574,950
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2043	865	892,142
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

136

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2044	$1,650	$1,696,955
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2045	665	696,175
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2046	1,080	1,123,593
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2047	1,875	1,902,490
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2048	1,140	1,151,827
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	1,680	1,722,694
New York (City of), NY, Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	1,355	1,157,631
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2042	465	483,263
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2043	530	548,162
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2044	80	82,486
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2045	1,465	1,540,026
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2048	1,235	1,275,598
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	1,515	1,556,974
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	1,725	1,767,428
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - New York Higher Education Intercept Program)	5.00%	04/01/2052	1,850	1,872,377
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.00%	01/01/2046	1,720	1,302,628
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	4.00%	03/01/2045	175	154,132
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	3.00%	03/01/2049	750	517,717
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2045	1,065	961,763
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	03/01/2049	1,210	854,322
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	2,995	3,062,167
New York (City of), NY Municipal Water Finance Authority, Series 2012, RB	4.00%	06/15/2047	1,600	1,422,705
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	4.25%	06/15/2047	565	525,600
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	3.75%	06/15/2047	915	768,902
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	4.00%	06/15/2047	265	235,635
New York (City of), NY Municipal Water Finance Authority, Series 2014 AA, Ref. RB	4.00%	06/15/2044	1,310	1,186,757
New York (City of), NY Municipal Water Finance Authority, Series 2014 AA-6, VRD RB(b)	2.90%	06/15/2048	1,850	1,850,000
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC, RB	4.00%	06/15/2045	1,610	1,447,421
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	735	658,033
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	2,235	1,640,496
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	4.00%	06/15/2046	570	510,312
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	4.00%	06/15/2046	840	754,236
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB, RB	3.38%	06/15/2045	325	269,006
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	320	322,009
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	1,200	1,205,567
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	4.00%	06/15/2047	140	124,487
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	800	801,523
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.25%	06/15/2047	60	60,165
New York (City of), NY Municipal Water Finance Authority, Series 2017, RB	5.00%	06/15/2045	45	45,321
New York (City of), NY Municipal Water Finance Authority, Series 2018 CC-1, RB	4.00%	06/15/2048	225	200,978
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	1,895	1,565,474
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	4.00%	06/15/2048	300	267,971
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	5.00%	06/15/2048	150	151,131
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB, RB	3.00%	06/15/2049	290	209,543
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,255	1,116,313
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	925	944,534
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	295	304,170
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2049	35	31,132
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2049	70	71,478
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	4.00%	06/15/2049	350	311,724
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	960	970,197
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	305	309,800
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2042	245	226,790
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	3.00%	06/15/2050	565	403,766
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

137

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	$1,625	$1,406,330
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	810	750,220
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2043	895	826,122
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,335	954,030
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	1,175	1,016,884
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	655	665,786
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,205	1,116,068
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	4.00%	06/15/2050	1,375	1,205,638
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-3, Ref. RB	4.00%	06/15/2042	875	811,080
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	740	685,942
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	25	25,452
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	4.00%	06/15/2050	1,095	960,126
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	465	471,836
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	3.00%	06/15/2050	1,135	811,391
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	20	20,719
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.50%	06/15/2048	615	499,264
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	665	680,181
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.00%	06/15/2051	675	478,197
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	1,645	1,438,440
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	1,540	1,196,399
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	1,275	1,318,730
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	2,065	1,887,269
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	2,215	1,933,641
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	905	923,002
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	2,190	2,247,270
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	4.00%	06/15/2052	2,315	1,987,138
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	960	975,941
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	4.00%	06/15/2045	1,045	957,934
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	275	279,194
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	425	438,654
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	2,085	1,933,636
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	2,325	2,142,741
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	350	358,954
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	1,525	1,587,866
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	530	547,145
New York (City of), NY Municipal Water Finance Authority, Series 2023, Ref. RB	5.25%	06/15/2046	20	20,937
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	2,430	2,453,846
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.25%	06/15/2053	2,615	2,685,526
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	4.00%	06/15/2054	1,320	1,138,348
New York (City of), NY Municipal Water Finance Authority, Series 2024 BB, Ref. RB	4.00%	06/15/2045	65	59,873
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2046	95	98,438
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2048	610	624,349
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2049	265	269,706
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2043	1,680	1,782,249
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2050	1,015	1,048,757
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2052	1,695	1,719,081
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	4.25%	06/15/2053	505	452,753
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2055	2,505	2,570,737
New York (City of), NY Municipal Water Finance Authority, Series 2025, RB	5.00%	06/15/2055	2,525	2,555,023
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2046	1,010	1,046,554
New York (City of), NY Municipal Water Finance Authority, Series 2026 DD, Ref. RB	5.00%	06/15/2046	1,845	1,920,642
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2047	405	418,454
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2048	800	820,558
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2049	800	817,510
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	4.50%	06/15/2051	300	286,271
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2056	2,115	2,139,042
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.25%	06/15/2056	1,125	1,163,929
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.50%	06/15/2056	2,050	2,168,795
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

138

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	$710	$632,355
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	200	203,682
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	1,125	1,180,699
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	725	752,775
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.00%	06/15/2053	480	484,346
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	1,645	1,688,951
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	1,685	1,728,569
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	200	208,956
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	300	312,190
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	1,570	1,638,761
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	2,880	2,951,185
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2046	540	558,555
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-1, RB	5.25%	06/15/2055	3,005	3,107,763
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2044	335	354,141
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2050	1,100	1,121,231
New York (City of), NY Transitional Finance Authority, Series 2012 S-1, RB	4.00%	07/15/2042	535	488,882
New York (City of), NY Transitional Finance Authority, Series 2013 I, RB	4.00%	05/01/2043	465	421,887
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	4.00%	07/15/2042	330	301,632
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	4.00%	07/15/2044	690	622,680
New York (City of), NY Transitional Finance Authority, Series 2016 E-4, VRD RB(b)	3.00%	02/01/2045	1,850	1,850,000
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2045	485	437,107
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	720	655,597
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	390	356,318
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2043	525	476,394
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2044	835	749,652
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	1,640	1,498,361
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	845	851,197
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,180	1,184,458
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	1,380	1,388,942
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	2,205	1,801,386
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	170	171,022
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2044	625	561,002
New York (City of), NY Transitional Finance Authority, Series 2017, RB	4.00%	02/01/2044	760	682,092
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2042	490	447,386
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2043	685	620,464
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	595	543,301
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	1,175	1,195,450
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	380	385,820
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	3.50%	07/15/2047	520	416,127
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	650	661,313
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2045	70	71,447
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	240	215,660
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	3.63%	07/15/2047	840	685,455
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	640	585,137
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	820	743,788
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	565	426,114
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2041	50	46,090
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2042	545	506,443
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2043	570	517,348
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	1,345	1,206,823
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	875	640,251
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2047	125	110,818
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	1,620	1,480,721
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	2,105	1,894,858
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2041	30	27,691
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	345	316,215
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2044	350	315,360
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2045	140	125,964
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

139

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2046	$65	$58,183
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2042	630	577,566
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	990	900,515
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2044	410	369,614
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2045	90	81,015
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	685	508,876
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2046	245	219,873
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2047	305	271,030
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	570	413,307
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	11/01/2050	435	308,153
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2041	75	61,027
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2042	660	605,491
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2045	1,295	1,165,219
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2045	180	184,824
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	2.50%	08/01/2048	500	321,166
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2048	325	234,596
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2048	325	286,274
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	470	431,202
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	410	373,335
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	1,435	1,287,401
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	1,550	1,356,740
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	345	199,094
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	885	619,813
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	50	52,117
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	380	400,414
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	165	171,317
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	465	481,996
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	85	87,682
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	1,675	1,491,462
New York (City of), NY Transitional Finance Authority, Series 2022 C-1, RB	4.00%	02/01/2051	1,415	1,227,709
New York (City of), NY Transitional Finance Authority, Series 2022 F, RB	4.00%	02/01/2051	545	472,863
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	140	145,097
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	725	750,972
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	495	511,186
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	1,490	1,518,977
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2051	1,500	1,514,940
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	585	536,709
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	490	446,181
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	765	790,015
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	715	636,156
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	910	927,697
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2051	10	10,095
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2042	525	543,066
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	415	427,412
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	790	811,648
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2045	215	220,106
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	760	773,862
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	500	506,061
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	450	454,311
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	4.00%	05/01/2053	990	850,020
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	1,010	1,013,186
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	960	999,206
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	1,000	1,036,631
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	750	774,894
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	565	581,466
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	1,040	1,067,405
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	480	490,909
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	1,225	1,261,928
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

140

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	$2,625	$2,267,672
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	120	124,363
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2043	305	314,685
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	45	47,934
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	40	42,684
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2045	340	348,469
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2048	485	490,078
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	1,690	1,738,190
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	725	742,077
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	965	987,730
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	5.00%	05/01/2046	505	514,643
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	1,495	1,370,164
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2042	1,590	1,654,546
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2044	1,200	1,239,114
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	855	878,762
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	1,140	1,164,281
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2047	1,355	1,377,727
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2048	1,010	1,021,792
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	1,010	1,038,185
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2050	1,335	1,345,083
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	4.00%	05/01/2051	730	632,633
New York (City of), NY Transitional Finance Authority, Series 2024 C,RB	5.00%	05/01/2043	1,190	1,233,828
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2042	525	546,312
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	485	512,787
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2044	485	500,808
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2045	410	429,733
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2046	105	107,236
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2048	1,220	1,258,782
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2049	715	720,609
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2050	665	670,468
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.50%	05/01/2052	1,425	1,491,063
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	4.25%	05/01/2054	1,585	1,420,461
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	410	426,976
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2042	120	124,510
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	860	889,470
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	420	432,526
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2045	395	405,158
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	600	611,768
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	385	390,952
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	375	379,020
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	670	674,955
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	2,870	2,936,244
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	4.25%	02/01/2054	215	190,990
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	595	617,907
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	660	683,056
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	665	685,561
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2046	865	882,482
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	755	767,017
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	1,515	1,560,709
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	800	821,094
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.00%	05/01/2046	50	45,004
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	540	554,304
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	1,460	1,499,749
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.13%	05/01/2052	140	122,814
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	210	211,236
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2042	165	172,420
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2043	485	504,683
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2044	5	5,179
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

141

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2045	$240	$247,435
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2046	975	1,019,879
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2047	430	447,605
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2048	1,435	1,484,593
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.50%	05/01/2050	1,240	1,306,518
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2052	1,275	1,308,595
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2054	1,055	1,058,265
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2042	50	52,249
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2043	1,000	1,040,583
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2044	410	424,665
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2045	670	690,756
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2046	810	829,256
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2047	500	520,471
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2048	540	558,662
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2051	2,320	2,333,422
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2055	2,905	2,975,151
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2041	320	333,972
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2042	160	166,545
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2043	540	559,901
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	720	743,557
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2045	720	740,647
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	810	827,356
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2047	1,555	1,581,278
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.50%	11/01/2049	950	998,059
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	4.13%	11/01/2053	985	859,563
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2053	2,335	2,348,056
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2041	480	502,018
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2042	440	458,907
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2044	670	693,023
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2045	60	63,089
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2046	1,205	1,232,110
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2048	1,410	1,456,760
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2050	1,520	1,530,008
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.50%	11/01/2051	975	1,023,801
New York (City of), NY Transitional Finance Authority, Series 2025 H-1, RB	5.00%	11/01/2043	610	633,614
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2042	295	314,045
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2043	75	79,300
New York (City of), NY Transitional Finance Authority, Series 2025 S-2, Ref. RB	5.00%	07/15/2042	15	15,968
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2043	310	321,993
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2044	265	274,072
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2045	470	483,717
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2047	365	371,427
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2050	990	996,458
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.50%	05/01/2053	1,160	1,215,417
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.25%	05/01/2055	860	879,855
New York (City of), NY Transitional Finance Authority, Series 2025, VRD RB(b)	2.90%	11/01/2054	700	700,000
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2042	700	732,191
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2042	275	288,443
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2042	385	403,820
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2043	1,000	1,043,064
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2043	275	287,128
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2043	435	454,185
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2044	1,540	1,596,330
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2044	275	285,687
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2044	435	451,905
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2045	1,385	1,428,880
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2045	320	330,768
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2045	480	496,152
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

142

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2046	$1,230	$1,259,909
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2046	320	328,260
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2046	570	598,492
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2047	1,000	1,019,196
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2047	330	336,722
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2047	530	553,558
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2048	320	324,333
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2048	530	549,879
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2049	365	377,256
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2050	1,120	1,127,501
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.50%	02/01/2050	1,000	1,054,835
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2050	495	498,372
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2050	365	376,296
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2051	365	375,700
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.50%	11/01/2051	1,930	2,039,152
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	02/01/2052	800	821,556
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2053	1,020	1,024,318
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2054	1,935	1,987,549
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.50%	11/01/2054	1,295	1,363,257
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2055	55	56,385
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2056	1,345	1,346,842
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	30	27,535
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	500	387,635
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.25%	02/01/2042	670	543,830
New York (City of), NY Transitional Finance Authority, Subseries 2018 A, RB	4.00%	08/01/2041	730	673,578
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	570	579,145
New York (City of), NY Transitional Finance Authority, Subseries 2019 S1B, RB	3.00%	07/15/2049	635	454,435
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	470	422,482
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	300	317,140
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	250	264,012
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	190	200,456
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	2,125	2,271,878
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	1,000	1,027,129
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	1,405	1,452,910
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	560	570,367
New York (State of), Series 2013 A, GO Bonds	3.50%	03/01/2043	250	221,004
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2044	310	332,256
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2042	275	275,308
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2043	110	110,118
New York (State of) Dormitory Authority, Series 2017 A, RB(d)(e)	4.00%	03/15/2027	5	5,039
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	690	693,900
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2043	600	603,240
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2044	70	70,354
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2045	55	50,193
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2046	755	683,053
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2047	790	707,819
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	420	424,765
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2045	25	22,260
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2046	695	615,211
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2047	5	4,395
New York (State of) Dormitory Authority, Series 2018 A, RB(d)(e)	4.00%	03/15/2028	10	10,218
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2043	515	522,574
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2043	510	472,142
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2045	440	447,425
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2048	775	690,332
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	4.00%	03/15/2045	5	4,549
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	1,220	1,234,926
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

143

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2045	$1,605	$1,484,912
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB(d)(e)	4.00%	03/15/2029	5	5,155
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	510	526,307
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	540	556,473
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	190	195,425
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	520	533,832
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	965	986,451
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	4.00%	03/15/2048	45	40,147
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	4.00%	03/15/2049	600	531,026
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	2,360	1,716,165
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	880	628,545
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	1,720	1,484,415
New York (State of) Dormitory Authority, Series 2020 A, RB	5.00%	10/01/2050	165	175,546
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	1,340	1,129,902
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	1,005	800,095
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2043	1,420	1,325,664
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2045	775	713,640
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	1,050	957,220
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2048	720	642,911
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2050	1,225	863,607
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	4,815	4,344,956
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	3.00%	02/15/2049	365	260,993
New York (State of) Dormitory Authority, Series 2020 D-2026, Ref. RB(d)(e)	4.00%	02/15/2030	15	15,571
New York (State of) Dormitory Authority, Series 2020 D-2026, Ref. RB	4.00%	02/15/2049	145	128,514
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	590	553,095
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2043	410	382,762
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2044	25	25,736
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	1,325	1,194,576
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	3.00%	03/15/2051	345	240,721
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	735	680,617
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	485	437,260
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2048	265	236,627
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2049	990	876,838
New York (State of) Dormitory Authority, Series 2021, RB(d)(e)	3.00%	03/15/2032	5	4,982
New York (State of) Dormitory Authority, Series 2021, RB	3.00%	03/15/2051	350	244,209
New York (State of) Dormitory Authority, Series 2021, Ref. RB(d)(e)	4.00%	07/01/2031	15	15,718
New York (State of) Dormitory Authority, Series 2021, Ref. RB	4.00%	03/15/2043	405	378,094
New York (State of) Dormitory Authority, Series 2021, Ref. RB	4.00%	07/01/2048	130	111,763
New York (State of) Dormitory Authority, Series 2021, Ref. RB	3.00%	03/15/2050	730	513,767
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	15	15,444
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	490	442,959
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB(d)(e)	3.50%	03/15/2032	5	5,108
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	570	534,346
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	650	606,818
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	2,015	2,074,556
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2049	3,230	2,860,796
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	3.50%	03/15/2052	2,550	1,969,527
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	1,785	1,757,909
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.25%	10/01/2050	430	442,853
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB(d)(e)	5.00%	03/15/2033	10	11,163
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2042	50	52,439
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2043	50	47,086
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	630	652,289
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	1,075	966,311
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	765	771,502
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	180	189,855
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2043	295	309,950
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2044	80	83,693
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

144

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2045	$310	$322,650
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2046	80	82,876
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2047	755	775,367
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2048	395	403,250
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2049	705	717,344
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2049	275	279,301
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2050	100	101,516
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	1,110	1,124,925
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2052	1,090	1,102,139
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2053	550	555,558
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2054	1,000	1,009,186
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2055	975	982,831
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2056	740	745,325
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2056	590	593,147
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	1,525	1,599,315
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	1,140	1,187,540
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	95	98,474
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	700	725,256
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	385	395,518
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2047	785	706,370
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	590	611,338
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	180	185,238
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	3,450	3,542,583
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2054	2,180	1,863,264
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	4,600	4,843,335
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB(d)(e)	5.00%	03/15/2035	5	5,649
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2042	45	47,592
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2043	955	1,005,903
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2044	595	623,888
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2047	365	375,348
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2049	885	901,281
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2051	1,030	1,044,550
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	4.00%	03/15/2054	940	816,656
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2054	1,140	1,151,001
New York (State of) Dormitory Authority, Series 2024, RB	5.25%	07/01/2054	530	521,759
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2042	1,250	1,311,919
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2042	15	15,909
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	70	73,985
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	25	26,132
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2043	50	53,206
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	255	265,163
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	90	94,825
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	160	165,942
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	505	529,635
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2046	55	57,325
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2046	25	25,748
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2046	435	454,074
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2047	5	5,120
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2047	620	642,134
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	4.25%	03/15/2048	470	438,548
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2048	215	219,112
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2050	685	693,994
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.25%	03/15/2050	975	1,014,848
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2051	1,030	1,043,110
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2053	315	317,467
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2054	1,100	1,107,557
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	905	910,123
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	2,685	2,716,372
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

145

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2025 B, Ref. RB	5.00%	03/15/2052	$1,460	$1,468,957
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2043	360	377,463
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2044	125	130,558
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2045	5	5,210
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2046	50	52,655
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2047	485	508,297
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2050	1,450	1,504,932
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.50%	03/15/2053	1,705	1,801,559
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2055	1,390	1,402,188
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2050	1,420	1,402,745
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2054	1,030	1,072,980
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.50%	07/01/2055	475	495,880
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2042	365	384,878
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2043	425	446,540
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2044	455	476,134
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2045	410	427,965
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2046	400	413,256
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2047	410	421,445
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2048	450	460,307
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.25%	03/15/2049	585	609,160
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2050	1,005	1,021,777
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	4.50%	03/15/2051	500	475,366
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2053	1,315	1,329,626
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.25%	03/15/2056	2,040	2,102,971
New York (State of) Dormitory Authority, Series 2026, RB	5.00%	10/01/2051	425	431,666
New York (State of) Dormitory Authority (Barnard College), Series 2025 A, Ref. RB	5.00%	07/01/2055	220	220,023
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	710	724,082
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	685	697,469
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	150	151,758
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	225	201,116
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	630	639,807
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	1,010	1,024,370
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	285	288,842
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	4.00%	03/15/2047	665	594,898
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2042	30	30,467
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	40	40,588
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	4.00%	03/15/2044	320	292,896
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	1,800	1,687,409
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2045	545	501,850
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2046	290	264,375
New York (State of) Dormitory Authority (Bidding Group 5), Series 2020 A, Ref. RB	4.00%	03/15/2047	1,120	1,009,755
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	545	590,840
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	4.00%	07/01/2050	40	35,764
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	285	288,619
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	875	801,209
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	1,320	1,153,185
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	1,015	1,031,738
New York (State of) Dormitory Authority (Green Bonds), Series 2025, RB	5.25%	07/01/2050	25	25,960
New York (State of) Dormitory Authority (Green Bonds), Series 2025, RB	5.25%	07/01/2055	90	92,632
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	1,285	1,189,923
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	4.00%	07/01/2040	120	111,175
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015, Ref. RB	5.00%	07/01/2045	355	347,662
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	345	244,602
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	500	439,374
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	155	155,942
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

146

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2022 1-B, RB	4.00%	07/01/2051	$580	$506,995
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB	4.00%	09/01/2050	1,375	1,103,517
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	09/01/2050	455	317,668
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	4.00%	07/01/2043	3,270	2,817,952
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,505	1,443,070
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2052	145	114,009
New York (State of) Dormitory Authority (New School (The)), Series 2025 A, Ref. RB	4.25%	07/01/2050	200	176,611
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	540	559,202
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	3.00%	07/01/2041	230	188,514
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	935	855,853
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	45	46,037
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2044	210	221,811
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2045	135	141,832
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2047	105	108,785
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.25%	07/01/2055	590	608,967
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	1,550	1,366,609
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2054	2,315	1,926,253
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.25%	05/01/2054	1,955	1,975,025
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025 A, Ref. RB	5.00%	05/01/2043	955	987,276
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	4.00%	07/01/2044	640	584,712
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 C, Ref. RB	4.00%	07/01/2049	765	674,551
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	1,040	979,908
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	215	219,276
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	605	528,331
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	545	548,712
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB	5.25%	10/01/2049	1,205	1,216,135
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, (INS - AGI)(a)	5.50%	10/01/2054	1,665	1,708,790
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	325	322,913
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	2,170	2,067,943
New York (State of) Housing Finance Agency (Green Bonds), Series 2024 A-1, RB	5.00%	06/15/2054	10	10,053
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2045	2,095	1,961,121
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	2,495	2,240,462
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	2,370	2,063,224
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	1,230	864,078
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2060	1,000	854,484
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2042	55	58,299
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2054	350	303,622
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2047	655	594,232
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2052	740	647,460
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2061	1,060	899,067
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2058	865	885,349
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2024 A, RB	4.00%	11/15/2049	5	4,470
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2051	155	132,515
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2056	330	273,781
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	2,385	2,187,917
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	1,100	796,039
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	2,495	2,162,605
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2053	765	508,985
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2053	300	258,503
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

147

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2045	$1,380	$1,286,386
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2050	955	846,847
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	3.00%	01/01/2053	1,015	689,462
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	395	348,985
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2042	15	13,797
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2044	80	73,013
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2047	235	208,369
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2048	335	241,095
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	920	653,196
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2050	570	395,950
New York (State of) Thruway Authority, Series 2020, RB	4.00%	01/01/2046	345	308,008
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	2,650	1,924,863
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2045	205	184,492
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.00%	03/15/2050	765	674,018
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.13%	03/15/2052	745	661,381
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2042	10	10,526
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	220	231,328
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2044	365	382,401
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	965	982,427
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	940	966,983
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2044	570	597,077
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2046	10	10,385
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2047	1,010	1,043,028
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2051	1,530	1,552,206
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2055	1,770	1,784,232
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2056	875	881,195
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2042	45	47,742
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2044	675	709,905
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2045	710	744,171
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2049	975	998,386
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2050	905	922,174
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2052	990	1,001,754
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2053	990	1,000,677
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2054	1,255	1,267,147
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2055	1,250	1,260,919
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2043	65	68,891
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2044	170	179,247
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2045	520	546,658
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2046	365	381,311
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2051	1,020	1,035,423
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2056	820	825,669
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.25%	01/01/2056	600	617,083
New York (State of) Thruway Authority, Series 2026 R, Ref. RB	5.00%	01/01/2056	500	506,629
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	425	363,677
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	1,440	1,272,875
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	4.00%	03/15/2044	480	441,813
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	1,335	1,349,077
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	1,150	1,160,248
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	1,265	1,097,745
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2043	655	611,486
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	195	180,256
New York (State of) Thruway Authority (Bidding Group 2), Series 2025 A, RB	5.00%	03/15/2042	485	512,138
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	1,310	1,151,454
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	595	620,455
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	4.00%	03/15/2043	120	111,713
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2052	645	565,999
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2054	500	432,914
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2055	280	241,004
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

148

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	$270	$279,203
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	700	720,828
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	1,665	1,699,305
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	460	422,314
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	3.00%	03/15/2048	575	422,080
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	850	721,434
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2059	520	439,823
New York (State of) Thruway Authority (Bidding Group 5), Series 2022 A, Ref. RB	4.00%	03/15/2051	1,415	1,241,698
New York (State of) Thruway Authority (Green Bonds), Series 2022, RB	5.00%	03/15/2054	415	419,076
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2047	5	4,454
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2049	405	357,069
New York (State of) Thruway Authority (Group 2), Series 2020, RB	4.00%	01/01/2043	290	265,537
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	830	780,224
New York (State of) Thruway Authority (Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2048	155	137,353
New York (State of) Thruway Authority (Group 2), Series 2021 O, Ref. RB	3.00%	01/01/2050	215	150,020
New York (State of) Thruway Authority (Group 2), Series 2025, RB	5.13%	03/15/2057	1,750	1,776,931
New York (State of) Thruway Authority (Group 2), Series 2025, RB	5.00%	03/15/2059	2,370	2,381,622
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	195	180,309
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2046	225	208,491
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2047	130	117,754
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	3.00%	03/15/2050	480	345,398
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	3.00%	03/15/2051	515	366,246
New York (State of) Thruway Authority (Group 4), Series 2025, RB	5.00%	03/15/2053	1,845	1,863,316
New York (State of) Thruway Authority (Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2057	610	519,562
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2022, Ref. RB	5.00%	09/15/2052	575	586,153
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	940	973,743
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	06/15/2053	885	911,408
New York City Health and Hospitals Corp., Series 2025 A, RB	5.00%	02/15/2042	220	231,787
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	810	745,852
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2016 A, RB(d)(e)	5.00%	11/15/2026	255	256,205
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2026 B, Ref. RB	5.00%	11/15/2046	200	208,655
New York Liberty Development Corp., Series 2019, Ref. RB	2.45%	09/15/2069	2,065	1,989,602
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,055	1,635,037
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	1,915	1,409,550
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	1,795	1,632,033
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	1,295	1,018,132
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.13%	09/15/2050	1,230	878,574
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.25%	09/15/2052	85	59,633
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.50%	09/15/2052	1,200	891,688
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.63%	09/15/2069	330	312,204
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	825	776,740
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	1,260	934,505
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	2,015	1,449,172
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	3,365	2,277,100
New York State Environmental Facilities Corp., Series 2016, Ref. RB	4.00%	06/15/2046	715	658,286
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2055	585	601,459
New York State Environmental Facilities Corp. (Green Bonds), Series 2022, RB	5.00%	09/15/2047	320	332,873
New York State Environmental Facilities Corp. (Green Bonds), Series 2022, RB	5.25%	09/15/2052	520	542,379
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB	5.00%	06/15/2042	85	85,779
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	125	126,126
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	390	363,612
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	245	222,602
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

149

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	$565	$521,880
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	1,050	1,080,426
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	705	731,307
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	1,255	1,313,674
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2043	270	248,179
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2044	320	292,472
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	1,015	920,800
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	185	188,925
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	660	673,776
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	405	412,928
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	440	448,028
New York State Urban Development Corp., Series 2019 A, RB	4.00%	03/15/2048	970	851,849
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2042	205	192,971
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	695	651,601
New York State Urban Development Corp., Series 2019 A, Ref. RB	3.00%	03/15/2049	5	3,559
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2046	650	581,837
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2047	65	57,699
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	555	573,704
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	3,265	2,975,231
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	3,355	2,938,278
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	1,045	736,710
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2045	780	711,835
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	810	827,954
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2049	1,235	1,079,872
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	440	321,524
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2048	645	464,945
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2049	370	263,833
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	1,125	1,043,157
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	800	825,229
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	905	931,982
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	950	684,803
New York State Urban Development Corp., Series 2021 A, Ref. RB	4.00%	03/15/2048	135	123,585
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2044	5	5,170
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2053	95	96,255
New York State Urban Development Corp., Series 2023 B, Ref. RB	4.00%	03/15/2050	245	210,826
New York State Urban Development Corp., Series 2024 A, RB	5.00%	03/15/2054	565	569,816
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2042	195	204,655
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2043	445	465,419
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	695	648,287
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2045	665	618,819
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	535	492,235
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	1,490	1,398,946
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	1,635	1,521,458
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	2,120	1,980,408
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	460	423,882
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	1,410	1,302,174
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	320	332,259
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	125	129,246
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2047	5	5,145
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	505	517,480
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2042	90	83,453
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2043	155	143,077
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2044	1,040	954,678
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	705	634,912
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

150

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 4), Series 2020, Ref. RB	4.00%	03/15/2045	$205	$186,806
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,425	1,006,313
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2047	320	327,107
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2049	335	340,131
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	105	106,470
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	15	15,334
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	370	377,015
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	1,310	1,328,524
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	1,140	1,146,572
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	870	806,792
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	60	55,272
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2044	370	269,164
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2049	160	137,988
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	30	30,857
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	645	661,448
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2047	1,310	1,199,761
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2049	715	647,834
Onondaga Civic Development Corp., Series 2025, RB	4.50%	12/01/2050	910	883,420
Onondaga Civic Development Corp., Series 2025, RB	5.50%	12/01/2056	1,340	1,422,718
Saratoga County Capital Resource Corp. (WSWHE Boces Project), Series 2025, RB	5.00%	07/01/2047	55	56,538
Schenectady County Capital Resource Corp. (Union College), Series 2017, Ref. RB	5.00%	01/01/2047	370	361,653
Suffolk (County of), NY Water Authority, Series 2018 A, RB	3.25%	06/01/2043	845	698,274
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	660	514,194
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2045	125	96,736
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2042	540	544,270
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	370	372,123
Triborough Bridge & Tunnel Authority, Series 2018, RB	4.00%	11/15/2047	25	22,362
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2045	155	118,708
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2047	70	51,435
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2048	105	75,588
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,965	1,804,612
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	4,075	4,145,012
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	4.00%	05/15/2046	995	913,786
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	3.00%	05/15/2051	1,580	1,131,907
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	790	702,789
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	165	171,880
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	250	259,981
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	165	169,142
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	4.00%	11/15/2052	1,325	1,164,260
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.50%	11/15/2057	115	119,757
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	25	26,589
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	590	617,839
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	190	197,532
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	4.13%	05/15/2052	995	896,533
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	2,905	2,981,386
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2057	20	20,431
Triborough Bridge & Tunnel Authority, Series 2022, Ref. RB	5.00%	05/15/2052	1,050	1,129,606
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2042	60	63,222
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2043	360	377,599
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2044	220	229,515
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	740	748,754
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	11/15/2051	840	864,278
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	05/15/2054	875	759,824
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	1,185	1,187,722
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

151

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	11/15/2054	$1,040	$898,402
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	2,195	2,231,466
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	2,000	1,699,530
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	3,185	3,223,890
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.25%	11/15/2055	320	329,424
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2042	345	365,915
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2043	290	305,920
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2044	265	277,757
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2045	495	515,481
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2046	35	36,118
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.25%	12/01/2047	395	413,115
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.25%	12/01/2048	90	93,549
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2050	1,210	1,224,416
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	325	333,391
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	5	4,283
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	1,080	1,086,646
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	810	830,163
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	1,620	1,669,255
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	50	49,566
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	5.25%	05/15/2047	1,035	1,082,306
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, RB	4.50%	05/15/2052	830	799,289
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	355	375,649
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	380	399,310
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2049	315	321,900
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2051	230	233,956
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2054	680	688,335
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	4.13%	05/15/2054	500	439,250
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	2,960	3,034,653
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	1,805	1,882,059
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	1,705	1,728,089
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	170	172,666
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	25	25,363
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2045	530	537,184
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	750	664,223
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2041	30	28,142
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2042	660	615,077
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2043	470	434,562
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	1,915	1,945,593
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	4.00%	11/15/2054	1,435	1,239,622
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,370	1,387,030
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	1,560	1,583,504
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,495	1,292,011
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,490	1,505,325
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	1,065	1,085,029
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	680	596,721
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	885	908,120
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2057	285	291,303
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	220	229,726
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	270	280,703
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	880	904,583
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2051	1,595	1,418,921
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2057	1,205	1,213,124
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	1,910	1,964,325
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	970	834,395
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	1,500	1,529,149
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-3 RB	5.25%	05/15/2064	15	15,275
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB	5.00%	11/15/2048	230	236,147
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

152

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB	5.25%	11/15/2050	$285	$296,157
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB	5.50%	11/15/2053	860	908,061
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2047	75	79,530
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2048	75	78,936
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2051	675	701,448
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2054	1,020	1,053,569
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.50%	11/15/2056	625	660,350
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2042	910	972,139
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2043	470	499,879
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2044	475	501,194
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2045	515	540,762
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2047	450	465,918
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2048	450	462,902
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2049	450	461,193
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.25%	11/15/2050	455	475,382
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	4.38%	11/15/2051	450	428,111
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2056	900	910,857
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2042	305	326,674
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.00%	05/15/2048	1,090	990,937
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2048	525	536,436
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.13%	05/15/2053	280	250,092
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2053	510	515,208
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.25%	05/15/2058	2,705	2,390,962
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.25%	05/15/2058	265	269,291
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.50%	05/15/2063	2,065	1,944,268
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2041	55	58,554
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.25%	12/01/2054	2,305	2,361,671
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.50%	12/01/2059	2,455	2,564,878
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB, (INS - AGI)(a)	4.50%	12/01/2056	105	100,241
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2047	235	238,585
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2051	540	533,841
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2053	470	492,008
				910,880,225
North Carolina-0.91%
Brunswick (City of), NC, Series 2020, RB	3.00%	04/01/2046	535	401,057
Cary (Town of), NC, Series 2017 B, Ref. RB	4.00%	12/01/2042	485	461,926
Charlotte (City of), NC, Series 2017 A, RB	5.00%	07/01/2042	230	231,779
Charlotte (City of), NC, Series 2018, Ref. RB	4.00%	07/01/2047	270	254,322
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	315	328,290
Charlotte (City of), NC, Series 2022 A, Ref. RB	4.00%	07/01/2052	85	76,576
Charlotte (City of), NC, Series 2023 A, RB	5.00%	07/01/2053	10	10,170
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	515	533,044
Charlotte (City of), NC, Series 2024, RB	5.00%	07/01/2054	125	128,487
Charlotte (City of), NC, Series 2025 A, Ref. RB	5.25%	07/01/2055	750	781,115
Charlotte (City of), NC, Series 2026, Ref. RB	5.00%	07/01/2051	100	103,812
Charlotte (City of), NC, Series 2026, Ref. RB	5.00%	07/01/2056	1,255	1,294,618
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	500	502,088
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	385	389,234
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019, RB	4.00%	07/01/2044	390	368,981
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	3.00%	07/01/2046	500	378,459
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	4.00%	07/01/2051	425	388,527
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	690	625,741
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022, RB	4.00%	07/01/2047	790	745,464
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

153

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2026, RB	5.25%	07/01/2051	$5	$5,258
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2026, Ref. RB	5.25%	07/01/2056	500	522,075
Charlotte (City of), NC (Transit), Series 2021 A, Ref. COP	3.00%	06/01/2048	1,005	744,729
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2021, Ref. VRD RB, (LOC - Royal Bank of Canada)(b)(c)	3.00%	01/15/2042	4,000	4,000,000
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	4.00%	01/15/2043	205	194,693
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2007 E, VRD RB, (INS - AGI)(a)(b)(c)	2.90%	01/15/2044	3,400	3,400,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	4.00%	01/15/2045	420	392,421
Durham (City of), NC, Series 2021, RB	2.25%	08/01/2051	600	365,839
Durham (City of), NC, Series 2026, Ref. RB	5.00%	08/01/2055	310	319,192
Fayetteville (City of), NC, Series 2023, RB	4.50%	03/01/2049	200	194,961
Fayetteville (City of), NC, Series 2025, RB	4.00%	03/01/2055	320	286,717
Greensboro (City of), NC, Series 2020 A, Ref. RB	2.50%	06/01/2050	15	9,851
Greensboro (City of), NC, Series 2026 B, RB	4.38%	06/01/2056	450	431,079
Guilford (County of), NC, Series 2025, GO Bonds	4.00%	03/01/2043	520	500,505
Guilford (County of), NC, Series 2025, GO Bonds	4.00%	03/01/2044	190	182,288
Holly Springs (Town of), NC, Series 2026, RB	5.00%	11/01/2055	650	666,457
Johnston (County of), NC, Series 2021, RB	2.25%	04/01/2051	1,385	845,080
Nash Health Care Systems, Series 2025, RB	5.75%	02/01/2050	250	263,009
Nash Health Care Systems, Series 2025, RB	5.25%	02/01/2055	385	386,976
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	07/01/2042	765	765,125
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	4.00%	10/01/2044	85	80,122
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	230	230,008
North Carolina (State of) Housing Finance Agency (Social Bonds), Series 2023, VRD RB, (CEP - GNMA)(b)	2.90%	07/01/2049	400	400,000
North Carolina (State of) Medical Care Commission, Series 2024, RB	5.13%	10/01/2054	1,000	987,775
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	4.00%	06/01/2042	860	817,977
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging), Series 2021, RB	4.00%	03/01/2051	25	20,948
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2013, Ref. RB	4.00%	11/01/2046	525	477,426
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2013, Ref. RB	5.00%	11/01/2046	15	15,003
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019 A, RB	4.00%	11/01/2049	945	845,318
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	3.13%	11/01/2049	365	264,236
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	4.00%	11/01/2052	1,565	1,370,147
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	3.00%	07/01/2045	1,045	818,808
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	4.00%	07/01/2049	540	499,872
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	4.00%	06/01/2045	460	410,625
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2045	205	205,146
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group), Series 2012 A, RB	4.00%	12/01/2045	960	875,592
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	430	430,380
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2051	315	315,095
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2054	425	425,108
North Carolina (State of) Turnpike Authority, Series 2019, RB	5.00%	01/01/2049	1,115	1,116,017
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGI)(a)	5.00%	01/01/2058	2,010	2,014,419
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	265	268,262
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2044	85	85,881
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	4.00%	01/01/2055	335	276,607
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGI)(a)	5.00%	01/01/2049	975	984,095
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

154

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGI)(a)	4.00%	01/01/2055	$30	$25,831
Raleigh (City of), NC Combined Enterprise System, Series 2016 A, RB	4.00%	03/01/2046	105	98,073
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	4.00%	09/01/2053	80	71,739
Raleigh (City of), NC Combined Enterprise System, Series 2026, Ref. RB	5.00%	12/01/2056	35	36,052
Union (County of), NC, Series 2021, RB	3.00%	06/01/2046	280	214,733
Union (County of), NC, Series 2021, RB	3.00%	06/01/2051	75	53,551
University of North Carolina at Chapel Hill, Series 2016, RB	4.00%	02/01/2046	205	188,787
University of North Carolina at Chapel Hill, Series 2016, RB	5.00%	02/01/2046	30	30,012
University of North Carolina at Chapel Hill, Series 2019, RB	5.00%	02/01/2049	830	874,869
				38,308,459
North Dakota-0.08%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2046	220	184,066
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2051	285	229,319
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2046	700	506,582
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2051	645	434,289
Grand Forks (City of), ND (Altru Health System), Series 2023 A, RB, (INS - AGI)(a)	5.00%	12/01/2053	695	687,436
State Board of Higher Education of the State of North Dakota, Series 2019, RB, (INS - AGI)(a)	4.00%	04/01/2050	230	194,915
University of North Dakota, Series 2018, COP	4.00%	04/01/2057	500	409,862
University of North Dakota, Series 2018, COP	5.00%	04/01/2057	200	200,707
University of North Dakota, Series 2021 A, COP, (INS - AGI)(a)	3.00%	06/01/2061	1,000	642,243
				3,489,419
Ohio-1.92%
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2047	810	707,187
Allen (County of), OH, Series 2025, Ref. RB	5.00%	11/01/2041	10	10,416
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	5.00%	11/01/2043	15	15,008
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.00%	11/01/2044	910	822,745
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.25%	11/01/2045	465	431,784
American Municipal Power, Inc. (Fremont Energy Center), Series 2017, Ref. RB	4.00%	02/15/2042	300	280,594
Bedford City School District, Series 2025, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2050	190	197,218
Bedford City School District, Series 2025, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2055	1,000	1,032,316
Berea City School District, Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	12/01/2053	630	541,675
Brunswick City School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2060	200	205,974
Butler (County of), OH (UC Health), Series 2016, Ref. RB	4.00%	11/15/2040	20	17,346
Butler (County of), OH (UC Health), Series 2016, Ref. RB	5.00%	11/15/2045	1,170	1,131,781
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	4.00%	12/01/2042	455	412,371
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2047	375	362,130
Clermont (County of), OH, Series 2015, RB, (INS - BAM)(a)	4.25%	12/01/2053	245	216,875
Cleveland Municipal School District, Series 2015 A, GO Bonds, (CEP - Ohio School District)	4.35%	12/01/2045	50	47,664
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB	5.25%	01/01/2050	95	98,087
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB	5.25%	01/01/2055	215	220,371
Cuyahoga (County of), OH, Series 2026, GO Bonds	5.00%	12/01/2051	1,105	1,130,098
Cuyahoga (County of), OH, Series 2026, GO Bonds	5.25%	12/01/2056	1,600	1,655,731
Cuyahoga (County of), OH, Series 2026, GO Bonds	5.50%	12/01/2061	2,200	2,319,055
Cuyahoga (County of), OH, Series 2026, GO Bonds	5.00%	12/01/2064	1,680	1,689,212
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2042	415	406,757
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	4.75%	02/15/2047	270	245,164
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.25%	02/15/2047	960	960,139
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	510	479,264
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.50%	02/15/2052	1,195	1,196,739
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2057	1,000	919,202
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.50%	02/15/2057	450	450,006
Dublin City School District (Construction and Improvement), Series 2019, GO Bonds	3.63%	12/01/2048	100	81,334
EHOVE Joint Vocational School District, Series 2026, GO Bonds	5.25%	12/01/2061	800	810,333
Fayette (County of), OH (Adena Health System Obligated Group), Series 2025, RB, (INS - AGI)(a)	5.25%	12/01/2054	455	466,178
Franklin (County of), OH, Series 2015, RB	5.00%	05/15/2045	200	200,742
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

155

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Franklin (County of), OH, Series 2017, RB	5.00%	12/01/2046	$355	$357,151
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2043	210	213,522
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	425	429,210
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2044	365	329,448
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2049	450	384,185
Franklin (County of), OH, Series 2025, Ref. RB	5.25%	11/01/2055	1,300	1,339,827
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2015, RB	4.00%	11/01/2045	695	652,020
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2019, RB	5.00%	11/01/2048	800	839,373
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2022 B, Ref. VRD RB(b)	3.05%	11/01/2042	500	500,000
Franklin (County of), OH (OhioHealth Corp.), Series 2015, RB	4.13%	05/15/2045	810	754,543
Franklin (County of), OH (OhioHealth Corp.), Series 2018 A, RB	4.00%	05/15/2047	1,480	1,314,785
Franklin (County of), OH (OhioHealth Corp.), Series 2018 A, RB	5.00%	05/15/2047	920	926,370
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	1,040	1,048,621
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	505	445,552
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	680	636,418
Greater Cincinnati (Port of), OH Development Authority, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2055	250	247,309
Greater Cincinnati (Port of), OH Development Authority, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2060	500	491,609
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Convention Center), Series 2024, Ref. RB	5.00%	12/01/2053	350	346,789
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Convention Center), Series 2024, Ref. RB	5.00%	12/01/2063	500	491,863
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Convention Center), Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	12/01/2048	530	486,430
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Convention Center), Series 2024, Ref. RB, (INS - AGI)(a)	4.38%	12/01/2058	430	389,861
Hamilton (County of), OH (The Christ Hospital), Series 2026, Ref. RB, (INS - AGI)(a)	4.13%	06/01/2044	350	324,472
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	900	943,014
Hamilton (County of), OH (Life Enriching Communities), Series 2016, Ref. RB	5.00%	01/01/2046	1,740	1,700,508
Hamilton (County of), OH (Life Enriching Communities), Series 2025, Ref. RB	5.50%	01/01/2055	190	191,614
Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB	4.25%	08/15/2047	1,020	924,284
Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB	5.00%	08/15/2047	105	105,264
Hamilton (County of), OH (Trihealth, Inc. Obligated), Series 2020, Ref. RB	3.75%	08/15/2050	1,020	822,013
Hamilton (County of), OH (Trihealth, Inc. Obligated), Series 2020, Ref. RB	4.00%	08/15/2050	295	251,410
Hamilton (County of), OH (Trihealth, Inc.), Series 2017 A, RB	5.00%	08/15/2042	215	216,309
Hamilton (County of), OH (UC Health), Series 2020, RB	4.00%	09/15/2050	485	392,489
JobsOhio Beverage System, Series 2025, Ref. RB	5.00%	01/01/2050	830	846,966
JobsOhio Beverage System, Series 2025, Ref. RB	5.00%	01/01/2053	1,685	1,706,413
Licking Heights Local School District, Series 2022, GO Bonds	5.50%	10/01/2059	250	257,374
Lucas (County of), OH (ProMedica Healthcare System), Series 2015, RB	4.00%	11/15/2045	375	311,439
Lucas (County of), OH (ProMedica Healthcare System), Series 2018, Ref. RB	5.25%	11/15/2048	200	196,143
Marysville (City of), OH, Series 2016, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2046	210	192,164
Miami (County of), OH, Series 2019, Ref. RB	5.00%	08/01/2049	835	838,483
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	305	285,251
Miami Valley Career Technology Center, Series 2018, GO Bonds	5.00%	12/01/2044	55	55,722
Middleburg Heights (City of), OH (Southwest General Health Center), Series 2020, Ref. RB	4.00%	08/01/2047	880	738,343
Middleburg Heights (City of), OH (Southwest General Health Center), Series 2021, Ref. RB	4.00%	08/01/2041	20	17,729
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	820	732,971
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	175	148,421
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2016, RB	4.00%	08/01/2047	985	876,442
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	425	288,333
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	790	670,906
Montgomery (County of), OH (Premier Health Partners Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2042	70	60,607
North Ridgeville City School District, Series 2024, GO Bonds	4.50%	12/01/2061	285	261,148
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	820	760,911
Northeastern Local School District, Series 2018, GO Bonds, (INS - AGI)(a)	4.00%	12/01/2055	535	458,348
Ohio (State of), Series 2014 A, Ref. RB	4.00%	01/15/2044	2,575	2,309,994
Ohio (State of), Series 2017, Ref. RB	4.00%	01/01/2043	320	292,473
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

156

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of), Series 2019, RB	4.00%	01/01/2043	$235	$214,785
Ohio (State of), Series 2019, RB	3.55%	01/01/2046	65	54,214
Ohio (State of), Series 2019, RB	4.00%	01/01/2046	210	188,654
Ohio (State of), Series 2020 A, Ref. RB	3.00%	01/15/2045	440	336,859
Ohio (State of), Series 2020 A, Ref. RB	5.00%	01/15/2050	25	24,369
Ohio (State of), Series 2021, RB	2.25%	01/01/2049	65	39,037
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2044	15	15,815
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, RB	4.00%	01/01/2042	70	64,452
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016, Ref. RB	4.00%	01/15/2046	840	739,692
Ohio (State of) (University Hospitals Health System, Inc.), Series 2020 A, Ref. RB	4.00%	01/15/2050	1,260	1,047,279
Ohio (State of) (University Hospitals Health System, Inc.), Series 2021 A, Ref. RB	3.00%	01/15/2046	835	628,077
Ohio (State of) (University Hospitals Health System, Inc.), Series 2021, Ref. RB	4.00%	01/15/2046	640	561,398
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2021, Ref. RB	4.00%	12/01/2044	370	340,227
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2008 B4, Ref. VRD RB(b)	3.00%	01/01/2043	4,000	4,000,000
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2022), Series 2022, Ref. RB	4.00%	10/01/2052	200	150,369
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2016, Ref. RB	4.00%	07/01/2044	1,345	1,206,286
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.00%	10/01/2048	385	392,489
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.25%	10/01/2053	840	857,641
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	1,290	1,320,842
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	550	556,675
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2018, RB	4.00%	02/15/2046	65	59,261
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	1,000	1,033,729
Ohio (State of) Water Development Authority, Series 2025, RB	5.00%	12/01/2041	25	26,699
Ohio (State of) Water Development Authority, Series 2025, RB	5.00%	12/01/2043	1,285	1,362,727
Ohio (State of) Water Development Authority, Series 2025, RB	5.00%	12/01/2044	50	52,806
Ohio (State of) Water Development Authority, Series 2025, RB	5.25%	12/01/2047	200	212,981
Ohio (State of) Water Development Authority, Series 2026 A, RB	5.00%	12/01/2042	500	537,343
Ohio (State of) Water Development Authority, Series 2026 A, RB	5.00%	12/01/2043	500	534,961
Ohio (State of) Water Development Authority, Series 2026 A, RB	5.00%	12/01/2044	100	106,470
Ohio (State of) Water Development Authority, Series 2026 A, RB	5.00%	12/01/2045	360	382,011
Ohio (State of) Water Development Authority, Series 2026 A, RB	5.00%	12/01/2046	600	635,417
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	06/01/2044	555	570,085
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2041	15	15,920
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2042	435	460,201
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2043	255	268,928
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2044	435	457,050
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	530	544,543
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	1,175	1,195,356
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2046	325	302,329
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2046	350	362,168
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2041	95	100,520
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2041	35	37,148
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2044	150	157,603
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2047	625	650,224
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

157

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 D, RB	5.00%	12/01/2044	$265	$279,160
Ohio State University (The), Series 2017 A, Ref. RB	5.00%	12/01/2044	755	760,930
Ohio State University (The), Series 2017 A, Ref. RB	4.00%	12/01/2047	130	118,297
Ohio State University (The), Series 2021, RB	4.00%	12/01/2043	5	4,790
Ohio State University (The), Series 2023, RB	5.25%	12/01/2046	800	838,824
Ohio State University (The), Series 2023, RB	4.25%	12/01/2056	500	456,860
Ohio State University (The), Series 2024, RB	5.25%	12/01/2054	55	56,109
Ohio State University (The) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2048	965	867,834
Olentangy Local School District, Series 2026, Ref. GO Bonds	4.50%	12/01/2050	250	234,842
Olentangy Local School District, Series 2026, Ref. GO Bonds	5.00%	12/01/2055	295	300,574
Ross (County of), OH (Adena Health System Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2049	15	14,168
Shaker Heights City School District, Series 2024, GO Bonds	5.25%	12/15/2059	230	235,031
Springboro Community City School District, Series 2026, GO Bonds, (INS - BAM)(a)	5.25%	12/01/2061	330	337,342
Summit County Development Finance Authority, Series 2025, RB, (INS - BAM)(a)	5.25%	07/01/2055	250	250,005
Summit County Development Finance Authority, Series 2025, RB, (INS - BAM)(a)	5.00%	07/01/2065	465	434,764
Toledo Lucas County Public Library, Series 2025 A, GO Bonds	5.00%	12/01/2054	310	312,978
Toledo-Lucas County Port Authority, Series 2021, RB	4.00%	01/01/2057	100	81,210
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	270	271,078
University of Cincinnati, Series 2017 A, RB	4.00%	06/01/2047	45	40,597
University of Cincinnati, Series 2024 A, RB	5.00%	06/01/2049	275	280,579
University of Cincinnati, Series 2024 A, RB	5.25%	06/01/2049	365	377,962
University of Cincinnati, Series 2024 A, RB	5.25%	06/01/2054	30	30,827
University of Cincinnati, Series 2026 A, RB	5.25%	06/01/2056	500	512,580
Willoughby-Eastlake City School District, Series 2016, GO Bonds	4.00%	12/01/2050	155	132,019
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	555	568,499
				81,167,839
Oklahoma-0.71%
Creek (County of), OK Educational Facilities Authority (Sapulpa Public Schools), Series 2024, RB, (INS - BAM)(a)	4.00%	09/01/2044	420	390,421
Creek (County of), OK Educational Facilities Authority (Sapulpa Public Schools), Series 2024, RB, (INS - BAM)(a)	4.13%	09/01/2048	75	68,730
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2042	310	311,507
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	270	282,406
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2042	685	718,587
Oklahoma (City of), OK Water Utilities Trust, Series 2024, RB	5.00%	07/01/2049	15	15,440
Oklahoma (City of), OK Water Utilities Trust, Series 2024, RB	5.00%	07/01/2054	300	306,048
Oklahoma (City of), OK Water Utilities Trust, Series 2024, RB	5.25%	07/01/2059	770	796,735
Oklahoma (City of), OK Water Utilities Trust, Series 2025, RB	5.00%	07/01/2055	950	968,406
Oklahoma (State of) Capitol Improvement Authority, Series 2020 B, RB	4.00%	07/01/2050	570	504,445
Oklahoma (State of) Capitol Improvement Authority (Oklahoma Department of Transportation), Series 2020 B, RB	4.00%	07/01/2045	90	84,354
Oklahoma (State of) Capitol Improvement Authority (Oklahoma Department of Transportation), Series 2025, RB	5.25%	07/01/2050	510	534,119
Oklahoma (State of) Capitol Improvement Authority (Oklahoma Department of Transportation), Series 2025, RB	5.25%	07/01/2055	685	711,910
Oklahoma (State of) Capitol Improvement Authority (Oklahoma Department of Transportation), Series 2026, Ref. RB	5.25%	07/01/2051	50	52,456
Oklahoma (State of) Development Finance Authority (OU Medicine), Series 2018 B, RB, (INS - AGI)(a)	4.00%	08/15/2048	205	176,466
Oklahoma (State of) Development Finance Authority (OU Medicine), Series 2018 B, RB, (INS - AGI)(a)	4.00%	08/15/2052	70	57,599
Oklahoma (State of) Municipal Power Authority, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2051	580	607,775
Oklahoma (State of) Municipal Power Authority, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.25%	01/01/2056	1,100	1,141,533
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	4.00%	01/01/2042	595	559,873
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	700	701,361
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2047	540	489,350
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

158

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	$560	$561,708
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2048	1,435	1,311,025
Oklahoma (State of) Turnpike Authority, Series 2023, RB	4.50%	01/01/2053	645	613,240
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	3,225	3,356,738
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2043	280	293,648
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2044	155	162,078
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2045	100	104,401
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2046	15	15,914
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2050	1,340	1,405,148
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.50%	01/01/2054	2,565	2,717,929
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB, (INS - AGI)(a)	4.25%	01/01/2055	1,475	1,350,876
Oklahoma (State of) Turnpike Authority, Series 2025 B, Ref. RB	5.00%	01/01/2042	400	423,848
Oklahoma (State of) Water Resources Board, Series 2023 B, RB	4.13%	10/01/2053	75	66,788
Oklahoma (State of) Water Resources Board, Series 2024 C, RB	4.00%	10/01/2049	130	116,581
Oklahoma (State of) Water Resources Board, Series 2024 C, RB	4.00%	10/01/2054	15	13,039
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2021, RB	5.00%	04/01/2051	370	376,813
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2023, RB	4.00%	04/01/2048	1,255	1,131,863
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2023, RB	4.13%	04/01/2053	500	445,941
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2024 A, RB	4.13%	10/01/2053	200	177,319
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2024, RB	5.00%	04/01/2049	1,000	1,024,083
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2025, RB	5.25%	04/01/2050	250	261,014
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2025, RB	5.00%	04/01/2055	500	507,985
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2026 A, RB	4.63%	10/01/2056	250	242,533
Oklahoma Water Resources Board, Series 2021, RB	4.00%	04/01/2047	10	9,134
Oklahoma Water Resources Board, Series 2024, RB	4.25%	10/01/2050	250	235,820
Oklahoma Water Resources Board, Series 2025, RB	5.25%	04/01/2055	500	517,773
Oklahoma Water Resources Board, Series 2025, RB	4.50%	10/01/2055	500	475,788
Oklahoma Water Resources Board, Series 2025, RB	5.00%	10/01/2055	300	304,219
Tulsa (County of), OK Industrial Authority (Montereau, Inc.), Series 2017, Ref. RB	5.25%	11/15/2045	1,030	1,020,416
University of Oklahoma (The), Series 2015 C, RB	4.00%	07/01/2045	300	274,227
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	5.00%	07/01/2046	425	433,831
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	4.00%	07/01/2051	120	106,495
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2049	285	289,943
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2054	130	130,784
				29,958,463
Oregon-0.67%
Astoria Hospital Facilities Authority (Columbia Memorial Hospital), Series 2024, RB	5.25%	08/01/2049	60	59,541
Clackamas County School District No. 7J Lake Oswego, Series 2017, GO Bonds	4.00%	06/01/2043	100	93,414
Deschutes County Hospital Facilities Authority, Series 2016, Ref. RB	5.00%	01/01/2048	515	513,620
Deschutes County Hospital Facilities Authority, Series 2020, RB	3.00%	01/01/2051	520	357,294
Deschutes Public Library District, Series 2021, GO Bonds	3.00%	12/01/2041	550	450,154
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2045	175	176,473
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	285	280,225
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	08/15/2045	600	535,543
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	08/15/2050	520	359,198
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020, Ref. RB	4.00%	08/15/2050	20	16,656
Multnomah County School District No. 1, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.50%	06/15/2044	490	411,627
Multnomah County School District No. 1, Series 2026, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2051	250	256,506
Multnomah County School District No. 1, Series 2026, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2052	10	10,230
Multnomah County School District No. 1, Series 2026, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2053	380	388,314
Multnomah County School District No. 1, Series 2026, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.50%	06/15/2055	2,200	2,089,906
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

159

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Multnomah County School District No. 40, Series 2023 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.50%	06/15/2053	$620	$651,637
Oregon (State of), Series 2017 L, Ref. GO Bonds	5.00%	08/01/2042	45	45,559
Oregon (State of), Series 2025, Ref. GO Bonds	5.25%	05/01/2050	210	219,488
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2042	85	89,164
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	40	40,032
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	270	273,351
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	385	388,506
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	460	480,332
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	4.00%	11/15/2042	315	299,389
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	630	648,114
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	260	273,693
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2042	780	817,257
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	4.00%	06/01/2041	685	629,995
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	4.00%	06/01/2046	395	348,600
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	5.00%	06/01/2046	810	810,113
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	655	652,326
Oregon (State of) Facilities Authority (Providence Health & Services), Series 2015, RB	4.00%	10/01/2045	440	384,786
Oregon (State of) Facilities Authority (University of Portland), Series 2025, Ref. RB	5.00%	04/01/2055	250	245,342
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,030	1,567,639
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2019 A, RB	3.00%	09/01/2044	50	39,339
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2026 A, Ref. RB	5.00%	09/01/2042	265	284,342
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2026 A, Ref. RB	5.00%	09/01/2043	250	266,825
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2026 A, Ref. RB	4.00%	09/01/2047	500	468,883
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2026 A, Ref. RB	4.00%	09/01/2049	500	459,534
Oregon City School District No. 62, Series 2018 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	650	654,012
Oregon City School District No. 62, Series 2025 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	650	667,991
Oregon Health & Science University, Series 2016 B, Ref. RB	4.00%	07/01/2046	450	413,967
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	4.00%	07/01/2044	425	391,942
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	3.00%	07/01/2051	1,220	827,911
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	4.00%	07/01/2051	1,060	926,627
Oregon State University, Series 2025 C, Ref. RB	5.00%	04/01/2045	175	182,688
Portland (City of), OR, Series 2019 A, RB	5.00%	05/01/2044	20	20,432
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	1,250	1,279,502
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2054	855	863,190
Salem Hospital Facility Authority (Salem Health), Series 2016 A, Ref. RB	5.00%	05/15/2046	140	140,027
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	5.00%	05/15/2044	340	344,265
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	3.00%	05/15/2049	620	439,420
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	4.00%	05/15/2049	375	324,407
Tualatin Valley Water District, Series 2024, RB	5.00%	06/01/2054	250	252,574
University of Oregon, Series 2018 A, RB	5.00%	04/01/2048	55	55,645
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	975	1,001,886
University of Oregon, Series 2021 A, RB	3.50%	04/01/2052	80	61,444
University of Oregon, Series 2026 A, Ref. RB	5.00%	04/01/2045	405	430,270
University of Oregon, Series 2026 A, Ref. RB	5.00%	04/01/2046	305	323,393
Washington & Clackamas Counties School District No. 23J Tigar, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2045	210	219,593
Washington & Clackamas Counties School District No. 23J Tigar, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2046	70	72,685
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2044	5	5,253
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

160

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2022 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2052	$1,000	$1,016,726
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2025 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2053	1,020	1,044,366
				28,343,163
Pennsylvania-3.75%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	365	372,146
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	765	713,397
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	50	44,659
Allegheny (County of), PA, Series 2024 C-80, GO Bonds	5.00%	12/01/2054	370	375,448
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 B, RB	5.00%	01/01/2056	230	230,395
Allegheny (County of), PA Higher Education Building Authority (Duquesne University), Series 2026, RB	4.50%	03/01/2050	400	372,582
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	2,370	2,116,735
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	1,735	1,712,846
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2043	135	137,142
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	4.00%	06/01/2048	570	513,162
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	470	504,857
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	4.00%	12/01/2049	400	353,403
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	5.25%	12/01/2055	105	107,483
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2045	175	182,339
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2050	410	418,179
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2055	590	595,274
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.25%	12/01/2058	60	61,741
Beaver County Industrial Development Authority, Series 2008 B, Ref. RB	3.75%	10/01/2047	750	615,759
Bethel Park School District, Series 2024, GO Bonds	5.00%	08/01/2050	1,000	1,013,441
Bucks (County of), PA Industrial Development Authority (Grand View Hospital), Series 2021, RB	5.00%	07/01/2054	500	484,084
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	1,665	1,137,927
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	4.00%	08/15/2050	105	87,947
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	1,615	1,073,683
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	4.25%	12/01/2047	305	293,500
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	5.25%	12/01/2047	75	78,029
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	3.00%	09/01/2046	415	312,543
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	500	426,653
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB	4.00%	12/01/2046	455	413,712
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB	4.00%	12/01/2051	715	618,556
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	08/01/2048	115	100,087
Conestoga Valley School District, Series 2022, GO Bonds	4.00%	02/01/2051	335	296,957
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2044	315	279,934
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2049	660	548,820
Delaware County Vocational & Technical School Authority, Series 2024, RB, (INS - BAM)(a)	4.00%	11/01/2054	265	225,104
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	4.00%	07/01/2047	100	89,155
Doylestown Hospital Authority, Series 2019, RB	5.00%	07/01/2049	300	301,297
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	1,330	1,336,128
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	4.00%	02/15/2047	1,575	1,358,729
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2050	1,365	1,153,625
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	955	951,526
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2048	270	273,223
Lancaster (City of), PA, Series 2016, Ref. GO Bonds, (INS - AGI)(a)	4.00%	11/01/2046	220	202,103
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

161

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Lancaster (City of), PA, Series 2018, GO Bonds, (INS - BAM)(a)	4.00%	11/01/2048	$25	$22,161
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	1,000	1,005,911
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	1,410	1,402,462
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB(d)(e)	5.00%	09/08/2026	390	390,172
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	145	145,141
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	4.00%	07/01/2043	685	609,446
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.25%	07/01/2045	605	541,644
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	990	994,727
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	3.25%	07/01/2049	600	436,588
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,330	1,120,405
Lehigh (County of), PA General Purpose Authority (Good Shepherd Group), Series 2021 A, Ref. RB	4.00%	11/01/2051	70	54,843
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	4.00%	09/01/2049	550	464,572
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2043	390	392,362
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2048	510	510,065
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2044	650	571,869
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2049	1,015	863,429
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2051	85	71,196
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022 B, Ref. RB	4.00%	05/01/2052	490	408,410
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2047	250	250,437
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	4.00%	05/01/2056	1,080	877,893
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	1,275	1,246,428
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB, (INS - AGI)(a)	3.13%	05/01/2053	90	61,411
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living), Series 2018 A, Ref. RB	5.00%	12/01/2048	1,045	1,012,055
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	490	421,660
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2047	865	869,346
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	5.00%	08/15/2046	565	565,078
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2018 A, Ref. RB	4.00%	08/15/2048	75	64,439
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	435	438,479
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	08/15/2053	580	591,852
Pennsylvania (Commonwealth of), First Series 2021, GO Bonds	2.00%	05/15/2041	60	41,143
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	4.00%	09/01/2041	420	404,513
Pennsylvania (Commonwealth of), First Series 2023, GO Bonds	4.00%	09/01/2043	855	816,113
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2042	715	679,854
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2043	675	637,573
Pennsylvania (Commonwealth of), First Series 2024 B, GO Bonds	4.00%	08/15/2044	565	529,579
Pennsylvania (Commonwealth of), First Series 2026, GO Bonds	5.00%	04/01/2042	775	820,663
Pennsylvania (Commonwealth of), First Series 2026, GO Bonds	5.00%	04/01/2043	605	637,854
Pennsylvania (Commonwealth of), First Series 2026, GO Bonds	4.25%	04/01/2046	1,000	964,761
Pennsylvania (Commonwealth of), Series 2018 A, Ref. COP	5.00%	07/01/2043	530	534,780
Pennsylvania (Commonwealth of), Series 2018 A, Ref. COP	4.00%	07/01/2046	415	378,514
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	4.13%	10/01/2041	350	342,099
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

162

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2042	$95	$98,834
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023 C, GO Bonds	4.00%	09/01/2042	565	539,553
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2042	1,060	960,997
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2047	675	598,499
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	4.00%	04/15/2045	155	138,947
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	3.50%	04/15/2050	255	193,708
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2023 A-2, RB	4.00%	05/15/2053	20	16,821
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2024, Ref. RB	4.38%	07/01/2053	550	486,563
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Upmc Obligated Group), Series 2025 B, Ref. RB	5.00%	03/15/2050	15	15,037
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Upmc Obligated Group), Series 2026 A, Ref. RB	5.00%	12/15/2044	10	10,316
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Upmc Obligated Group), Series 2026 A, Ref. RB	5.00%	12/15/2045	45	46,268
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2015 B, RB	4.00%	03/15/2045	270	241,685
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2020 A-1, RB	4.00%	04/15/2050	50	42,915
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	590	434,635
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	355	301,409
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	345	313,283
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2052	210	176,967
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 A-2, RB	4.00%	05/15/2048	155	132,999
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2026 A, Ref. RB	5.00%	12/15/2042	265	275,472
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2026 A, Ref. RB	5.00%	12/15/2046	40	40,886
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2026 A, Ref. RB	5.00%	12/15/2047	170	172,843
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2026 A, Ref. RB	4.50%	12/15/2051	1,000	935,069
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2026 A, Ref. RB	5.25%	12/15/2051	200	204,509
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2026 A, Ref. RB	5.00%	12/15/2056	1,645	1,625,740
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	5.00%	08/01/2049	355	362,104
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	4.00%	08/01/2054	905	793,445
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016 AT-1, RB	3.00%	06/15/2045	990	725,084
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016, Ref. RB, (INS - BAM)(a)	3.00%	06/15/2045	455	344,801
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	4.00%	09/01/2045	410	357,091
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024 B-2, Ref. RB	5.50%	11/01/2054	1,000	1,015,525
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2043	10	10,315
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2044	345	354,669
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

163

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	4.38%	11/01/2054	$140	$122,965
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.00%	11/01/2054	600	576,959
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	11/01/2048	400	364,076
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	11/01/2048	1,205	1,242,058
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	11/01/2051	640	566,732
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2051	725	713,664
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2025, Ref. RB	5.50%	08/15/2055	1,220	1,276,893
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	600	602,649
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	450	422,131
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,160	1,170,761
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2025, RB	4.25%	02/15/2055	630	577,995
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2025, RB	5.00%	02/15/2055	445	450,853
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	4.00%	08/15/2045	970	886,132
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	4.00%	08/15/2041	440	408,932
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	580	542,846
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB(d)	5.00%	08/15/2042	445	454,262
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	550	523,082
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	5.00%	08/15/2047	570	572,922
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	4.00%	08/15/2044	530	490,217
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	3.00%	08/15/2047	865	635,085
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	4.00%	08/15/2049	1,130	981,067
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	765	767,723
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,025,597
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2025, Ref. RB	5.25%	08/15/2050	75	78,137
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2025, Ref. RB	5.00%	08/15/2055	500	502,446
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2041	35	36,942
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2042	265	277,626
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2043	730	762,265
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2025, RB	5.00%	12/01/2054	10	10,071
Pennsylvania (Commonwealth of) Turnpike Commission, Second Series 2024, RB	5.00%	12/01/2053	395	398,487
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	725	688,239
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	3.38%	12/01/2041	700	594,594
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	705	712,724
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

164

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	$220	$221,307
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.25%	06/01/2047	105	105,650
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.25%	12/01/2044	1,170	1,198,216
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	210	212,172
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	725	738,249
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	605	611,256
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	1,180	1,197,253
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2048	580	585,627
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	665	674,825
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	780	801,978
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	1,695	1,731,617
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	4.00%	12/01/2049	1,845	1,606,122
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	815	825,047
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB, (INS - AGI)(a)	4.00%	12/01/2049	2,205	1,970,019
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	475	488,174
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2050	630	637,053
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	3.00%	12/01/2042	505	396,583
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	465	429,231
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	370	338,004
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	325	294,354
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	465	416,092
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	1,850	1,591,755
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	400	412,320
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	370	378,757
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	3.00%	12/01/2051	100	69,954
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	770	673,996
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,575	1,367,115
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2046	615	550,316
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	3.00%	12/01/2051	60	41,973
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2051	1,750	1,492,786
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	605	619,426
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	495	508,721
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2051	360	307,087
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2051	70	70,770
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2053	75	63,209
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	500	515,400
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	3.00%	12/01/2051	290	202,547
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	4.00%	12/01/2051	400	347,204
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	515	534,944
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	875	895,547
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2048	1,085	1,104,175
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2053	605	610,341
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	825	844,761
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2047	245	251,306
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2049	325	330,357
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.25%	12/01/2054	1,160	1,189,264
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2041	230	242,064
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2042	585	615,256
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2043	460	481,956
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.00%	12/01/2047	195	200,833
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	4.13%	12/01/2050	800	718,858
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2053	160	165,807
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2055	790	810,211
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 B, RB	5.00%	12/01/2053	500	504,651
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 B, RB	4.00%	12/01/2054	765	657,634
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 B, RB	5.25%	12/01/2055	810	837,811
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, RB	5.25%	12/01/2050	1,000	1,042,572
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	12/01/2044	515	538,112
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

165

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2026 A, RB	5.00%	12/01/2051	$300	$305,615
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2026 A, RB	5.00%	12/01/2056	635	642,852
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2026, RB	5.00%	12/01/2042	45	47,761
Pennsylvania State University (The), Series 2016 A, RB(d)(e)	5.00%	09/17/2026	275	275,250
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2042	255	257,405
Pennsylvania State University (The), Series 2017 A, RB	5.00%	09/01/2047	335	337,288
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	230	236,537
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2048	625	650,613
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2053	500	515,231
Pennsylvania State University (The), Series 2024, RB	5.00%	09/01/2049	765	780,268
Pennsylvania State University (The), Series 2024, RB	5.25%	09/01/2054	310	320,058
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.25%	09/01/2050	750	786,152
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.50%	09/01/2055	90	95,103
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2042	455	459,474
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	90	90,611
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2052	5	5,014
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	35	35,245
Philadelphia (City of), PA, Series 2017 A, Ref. RB	5.00%	07/01/2047	100	100,312
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2043	415	421,577
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	500	504,601
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2053	525	527,548
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	290	295,638
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2049	845	852,534
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2054	185	185,998
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,025	1,053,962
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	1,605	1,622,813
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	500	510,752
Philadelphia (City of), PA, Series 2022 C, RB	5.50%	06/01/2047	25	26,379
Philadelphia (City of), PA, Series 2022 C, RB	5.50%	06/01/2052	15	15,681
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	4.50%	09/01/2048	2,025	1,979,041
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.50%	09/01/2053	1,250	1,305,327
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2049	275	287,330
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2054	750	775,559
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2041	30	31,722
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2042	195	205,148
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.25%	08/01/2043	335	358,397
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.25%	08/01/2044	525	560,755
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.25%	08/01/2045	530	564,319
Philadelphia (City of), PA, Series 2025 A, RB	5.50%	07/01/2055	50	52,271
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	4.00%	08/01/2045	485	452,025
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	5.00%	08/01/2050	455	458,465
Philadelphia (City of), PA (1998 General Ordinance), Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	605	608,411
Philadelphia (City of), PA (1998 General Ordinance), Series 2017 15, Ref. RB	5.00%	08/01/2047	930	932,726
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB	5.25%	08/01/2049	240	247,186
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB, (INS - AGI)(a)	5.25%	08/01/2054	790	814,087
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2045	415	428,895
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2046	510	525,362
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	4.00%	07/01/2049	1,205	1,066,887
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.25%	07/01/2049	515	537,037
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.50%	07/01/2053	2,355	2,481,327
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, VRD RB(b)	3.00%	07/01/2054	2,000	2,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

166

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, VRD RB(b)	3.00%	07/01/2054	$2,000	$2,000,000
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2020, Ref. RB	4.00%	11/01/2045	45	39,433
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2052	980	987,508
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2042	735	662,082
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	950	937,451
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2047	585	504,102
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	885	851,761
Philadelphia (City of), PA Redevelopment Authority, Series 2026, RB	5.00%	11/01/2042	65	68,432
Philadelphia (City of), PA Redevelopment Authority, Series 2026, RB	5.00%	11/01/2043	80	84,049
Philadelphia School District (The), Series 2018 B, GO Bonds	5.00%	09/01/2043	235	238,380
Philadelphia School District (The), Series 2018 B, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	990	920,102
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2044	1,175	1,194,435
Philadelphia School District (The), Series 2019 D, GO Bonds, (INS - AGI)(a)	3.00%	09/01/2044	715	555,233
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2046	590	530,140
Philadelphia School District (The), Series 2026 A, GO Bonds	5.50%	09/01/2051	475	503,996
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 A, RB, (INS - AGI)(a)	5.00%	09/01/2044	25	25,484
Pittsburgh (City of), PA Water & Sewer Authority, Series 2023 A, RB, (INS - AGI)(a)	4.25%	09/01/2053	15	13,867
Pittsburgh (City of), PA Water & Sewer Authority, Series 2025 A, RB	5.00%	09/01/2052	35	35,341
Pittsburgh (City of), PA Water & Sewer Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	09/01/2055	165	168,171
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2015 A, RB	4.00%	08/15/2045	850	753,857
Ridley School District, Series 2024 A, RB, (INS - AGI)(a)	5.00%	11/15/2050	225	226,479
Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group), Series 2019, Ref. RB	4.00%	06/01/2049	610	528,128
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	485	487,455
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2047	790	821,705
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2052	1,400	1,437,886
University Area Joint Authority Sewer Revenue (Green Bonds), Series 2025, RB, (INS - BAM)(a)	4.00%	11/01/2044	870	826,821
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(a)	4.00%	04/15/2054	625	534,802
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(a)	5.00%	04/15/2059	35	35,102
				158,951,734
Rhode Island-0.08%
Rhode Island (State of), Series 2022 A, GO Bonds	4.13%	08/01/2042	315	304,487
Rhode Island Health & Educational Building Corp., Series 2017 A, RB	4.00%	09/15/2047	275	245,100
Rhode Island Health & Educational Building Corp., Series 2024, Ref. RB	5.00%	06/01/2048	30	30,192
Rhode Island Health & Educational Building Corp., Series 2025 A, RB, (INS - AGI)(a)	5.00%	07/01/2055	200	198,649
Rhode Island Health & Educational Building Corp., Series 2025 A, RB, (INS - AGI)(a)	5.00%	07/01/2060	385	379,158
Rhode Island Health & Educational Building Corp., Series 2025 A, RB, (INS - AGI)(a)	5.00%	07/01/2065	325	318,696
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.25%	05/15/2049	325	332,238
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.25%	05/15/2054	930	941,785
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	115	114,995
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2053	355	355,697
				3,220,997
South Carolina-1.16%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2047	340	351,447
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2052	210	214,633
Charleston (City of), SC, Series 2024 A, RB	5.00%	01/01/2049	895	928,131
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

167

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Charleston (City of), SC, Series 2024 A, RB	5.00%	01/01/2054	$1,035	$1,063,946
Charleston County Airport District, Series 2024 B, RB	5.00%	07/01/2049	5	5,087
Charleston County Airport District, Series 2024 B, RB	5.25%	07/01/2054	600	614,717
Florence (City of), SC, Series 2025, RB	4.00%	09/01/2055	250	219,810
Greenville (City of), SC Health System, Series 2014 B, RB	4.00%	05/01/2044	890	818,958
Greenville-Spartanburg Airport District, Series 2024 A, RB	5.25%	07/01/2054	345	353,462
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	5.00%	11/01/2041	565	565,214
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	4.00%	11/01/2046	310	277,763
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	5.00%	11/01/2046	160	160,026
Medical University Hospital Authority, Series 2025, RB, (CEP - Federal Housing Administration)	5.25%	11/15/2050	500	507,916
Medical University Hospital Authority (Nexton Project), Series 2026, RB, (CEP - Federal Housing Administration)	5.50%	11/15/2050	300	309,846
Medical University Hospital Authority (Nexton Project), Series 2026, RB, (CEP - Federal Housing Administration)	5.25%	11/15/2054	700	705,473
Mount Pleasent (Town of), SC, Series 2017 A, RB	4.00%	06/01/2044	670	636,925
Rock Hill (City of), SC, Series 2024 A, RB	4.25%	01/01/2059	150	135,002
Rock Hill (City of), SC, Series 2024 A, RB	5.00%	01/01/2064	500	500,071
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2044	1,360	1,224,699
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.25%	11/01/2042	15	15,929
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.25%	11/01/2043	105	111,032
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.25%	11/01/2044	20	21,054
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	270	270,025
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2022 A, RB	4.00%	04/01/2052	725	635,338
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	275	277,870
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	4.25%	11/01/2054	1,010	907,650
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	5.25%	11/01/2054	990	1,005,705
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2041	100	105,413
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.00%	11/01/2042	365	335,151
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2043	140	146,670
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2045	605	645,547
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.25%	11/01/2047	280	258,025
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.50%	11/01/2054	1,725	1,604,785
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	1,200	1,212,528
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2048	695	699,793
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	4.25%	05/01/2048	580	528,418
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2020, Ref. RB	5.00%	12/01/2046	660	671,664
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2024, RB	5.50%	11/01/2046	25	26,549
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health), Series 2023, RB	4.25%	02/01/2048	1,460	1,334,719
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health), Series 2023, RB	5.25%	02/01/2053	10	10,180
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

168

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Jobs-Economic Development Authority (Mcleod Health Obligated Group), Series 2018, RB	5.00%	11/01/2048	$60	$60,291
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024 A, RB	5.25%	11/01/2044	325	339,381
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2048	265	278,842
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2050	45	47,033
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2054	2,075	2,146,719
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	4.00%	12/01/2045	565	519,750
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	855	836,000
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	1,140	1,123,061
South Carolina (State of) Public Service Authority, Series 2015, Ref. RB	5.00%	12/01/2055	360	352,896
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2046	335	335,260
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	445	372,088
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2056	105	102,847
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	595	462,998
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	675	626,833
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	1,140	1,164,117
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2042	50	47,419
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	425	435,879
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2047	445	399,208
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2051	400	344,443
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,000	1,005,826
South Carolina (State of) Public Service Authority, Series 2022 A, RB	4.00%	12/01/2055	625	525,186
South Carolina (State of) Public Service Authority, Series 2022, RB, (INS - AGI)(a)	5.00%	12/01/2052	410	414,554
South Carolina (State of) Public Service Authority, Series 2024 B, Ref. RB	5.00%	12/01/2046	95	97,390
South Carolina (State of) Public Service Authority, Series 2024 B, Ref. RB	5.00%	12/01/2049	190	192,180
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.25%	12/01/2050	1,090	1,124,540
South Carolina (State of) Public Service Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	12/01/2050	220	224,341
South Carolina (State of) Public Service Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	12/01/2055	1,115	1,117,227
South Carolina (State of) Public Service Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	12/01/2055	30	30,251
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2044	160	165,610
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2046	25	25,660
South Carolina (State of) Public Service Authority, Series 2025 B, Ref. RB	5.00%	12/01/2047	5	5,104
South Carolina (State of) Public Service Authority, Series 2026 A, RB	5.00%	12/01/2051	10	10,098
South Carolina (State of) Public Service Authority, Series 2026 A, RB	5.25%	12/01/2056	345	353,070
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013, RB	4.00%	12/01/2055	40	33,612
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2043	1,350	1,248,660
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	1,435	1,470,195
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2047	1,140	1,022,690
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2052	512	436,855
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB	5.75%	12/01/2047	160	170,280
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 A, RB	5.25%	12/01/2049	75	77,484
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 A, RB	5.50%	12/01/2054	830	865,194
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2041	90	94,065
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2043	465	482,584
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	4.13%	12/01/2044	210	196,288
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.25%	12/01/2054	1,350	1,379,938
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	1,035	1,089,276
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2045	120	124,904
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2049	605	618,136
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2054	1,515	1,528,285
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

169

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2043	$650	$593,048
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2048	200	169,533
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	410	411,313
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	185	190,209
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	1,025	1,052,256
University of South Carolina (Campus Village), Series 2021 A, RB	4.00%	05/01/2051	115	100,960
University of South Carolina (Campus Village), Series 2026 A, Ref. RB	5.00%	05/01/2051	10	10,269
University of South Carolina (Campus Village), Series 2026 A, Ref. RB	5.25%	05/01/2056	225	234,817
				49,304,124
South Dakota-0.13%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	930	849,329
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	5.00%	07/01/2046	695	695,470
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	4.25%	07/01/2049	90	81,503
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.25%	07/01/2054	1,130	1,156,338
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	3.00%	09/01/2045	310	244,734
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	4.00%	09/01/2050	565	492,700
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2026, RB	5.25%	09/01/2056	750	762,512
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	770	697,910
South Dakota Conservancy District, Series 2024 A, RB	5.00%	08/01/2054	325	332,660
				5,313,156
Tennessee-0.93%
Blount (County of), TN Public Building Authority (The), Series 2005 D-3-A,VRD RB(b)	2.95%	06/01/2034	1,000	1,000,000
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services), Series 2024, Ref. RB	5.25%	12/01/2049	585	595,452
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	705	636,226
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	240	242,275
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	280	280,308
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System), Series 2024, Ref. RB	5.25%	12/01/2054	705	710,411
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	145	149,000
Clarksville (City of), TN, Series 2021 A, RB	4.00%	02/01/2051	125	110,789
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	5.00%	08/15/2049	395	397,066
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	4.25%	08/15/2054	590	526,975
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	5.25%	08/15/2054	670	679,993
Collierville (Town of), TN, Series 2015 A, GO Bonds	4.00%	01/01/2046	475	450,277
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	4.00%	01/01/2042	355	333,664
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2042	190	190,314
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	330	330,322
Knox (County of), TN Health, Educational & Housing Facility Board (East Tennesse Choldren’s Hospital), Series 2019, Ref. RB	4.00%	11/15/2043	495	443,146
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

170

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Knox (County of), TN Health, Educational & Housing Facility Board (East Tennesse Choldren’s Hospital), Series 2019, Ref. RB	4.00%	11/15/2048	$230	$193,320
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.25%	07/01/2049	375	382,984
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2054	20	20,538
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2059	500	511,562
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.00%	07/01/2064	870	840,758
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 B-1, RB, (INS - BAM)(a)	5.25%	07/01/2064	185	186,107
Memphis (City of), TN, Series 2020 A, RB	4.00%	12/01/2050	370	325,190
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	100	102,117
Memphis (City of), TN, Series 2024, Ref. RB	5.00%	12/01/2054	215	218,157
Memphis (City of), TN, Series 2025, RB	5.00%	12/01/2055	500	506,865
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2044	450	458,444
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	4.00%	07/01/2049	340	306,023
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	305	307,206
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	4.00%	07/01/2054	690	602,941
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	515	516,236
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	380	382,441
Metropolitan Nashville Airport Authority (The), Series 2026 A, RB	5.00%	07/01/2051	1,235	1,253,149
Metropolitan Nashville Airport Authority (The), Series 2026 A, RB	5.00%	07/01/2056	845	847,838
Metropolitan Nashville Airport Authority (The), Series 2026 A, RB	5.25%	07/01/2056	515	528,193
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	260	261,698
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 B, RB	5.00%	07/01/2046	185	185,839
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2020 A, RB	4.00%	07/01/2045	145	136,088
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	535	550,715
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	4.00%	07/01/2046	635	592,633
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	2.63%	07/01/2051	50	32,347
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	350	335,517
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	790	824,907
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2042	405	425,955
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	4.00%	01/01/2044	885	842,002
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	4.00%	01/01/2045	1,080	1,016,047
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2050	65	66,455
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.25%	07/01/2055	1,205	1,246,869
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2045	220	204,817
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2019, Ref. RB	5.25%	10/01/2058	475	433,742
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	4.00%	07/01/2047	1,050	920,073
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	505	505,459
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2049	40	41,174
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	4.00%	10/01/2054	530	465,076
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2054	1,230	1,254,643
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2026, RB	5.00%	10/01/2042	120	128,656
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2026, RB	5.00%	10/01/2043	290	309,504
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2026, RB	5.00%	10/01/2045	350	370,395
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

171

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2026, RB	5.00%	10/01/2046	$340	$357,655
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2026, Ref. RB	5.00%	07/01/2043	300	312,247
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2026, Ref. RB	5.00%	07/01/2044	245	253,774
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2026, Ref. RB	5.00%	07/01/2045	500	515,710
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2026, Ref. RB	5.00%	07/01/2046	95	97,452
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 C, GO Bonds	4.00%	01/01/2043	25	23,927
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2026 C, GO Bonds	4.00%	01/01/2043	300	287,120
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2026 C, GO Bonds	4.00%	01/01/2044	435	413,865
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority, Series 2026 C, GO Bonds	4.00%	01/01/2045	350	329,274
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2048	580	594,708
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	895	909,773
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2056	1,200	1,216,926
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	370	375,552
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2053	485	487,697
Public Building Authority of Sevier County TN (The), Series 2007, VRD RB(b)	2.95%	06/01/2034	4,000	4,000,000
Shelby (County of), TN Health, Educational & Housing Facilities Board (Baptist Memorial Health), Series 2026, Ref. RB	5.00%	09/01/2046	700	711,491
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Tennessee Higher Education Intercept Program)	5.00%	11/01/2047	440	443,905
Tennessee (State of) School Bond Authority, Series 2017, RB, (CEP - Tennessee Higher Education Intercept Program)	5.00%	11/01/2042	90	91,118
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Tennessee Higher Education Intercept Program)	5.00%	11/01/2047	495	508,507
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Tennessee Higher Education Intercept Program)	5.00%	11/01/2052	555	564,317
				39,211,916
Texas-13.32%
Alamo Community College District, Series 2021, GO Bonds	2.38%	08/15/2046	500	331,139
Alamo Community College District, Series 2025, Ref. GO Bonds	5.25%	08/15/2050	150	155,957
Aldine Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	365	331,603
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,360	1,231,803
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	920	797,625
Aldine Independent School District, Series 2026, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/15/2051	640	604,154
Aledo Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	25	23,002
Aledo Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2050	70	49,104
Aledo Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	35	35,617
Aledo Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	55	55,452
Allen Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/15/2050	80	76,076
Alvin Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	5	4,765
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	5	4,651
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

172

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Alvin Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	$30	$27,484
Alvin Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	1,130	1,178,293
Anna Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	640	660,801
Argyle Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	65	57,797
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	215	220,588
Argyle Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	305	264,239
Argyle Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	35	36,278
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	5.00%	02/15/2043	140	141,375
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	4.00%	02/15/2044	165	146,648
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	5.00%	02/15/2048	1,000	1,005,281
Arlington Higher Education Finance Corp. (Harmony Public Schools), Series 2021 A, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2051	25	21,861
Arlington Higher Education Finance Corp. (Harmony Public Schools), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	545	502,607
Arlington Higher Education Finance Corp. (Harmony Public Schools), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	445	390,663
Arlington Higher Education Finance Corp. (Harmony Public Schools), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	550	460,780
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	275	240,510
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	1,295	902,931
Arlington Higher Education Finance Corp. (Lifeschool of Dallas), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2049	670	601,302
Arlington Higher Education Finance Corp. (Lifeschool of Dallas), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	45	38,911
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	570	523,123
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	400	279,486
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2054	630	424,139
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2022, RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	10	10,039
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2025, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2055	220	206,982
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2025, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2060	535	498,293
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2053	285	266,090
Arlington Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	285	262,888
Arlington Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	535	492,440
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	475	434,265
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	450	394,211
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	115	115,190
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	270	270,364
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	320	320,467
Austin (City of), TX, Series 2017, RB	5.00%	11/15/2046	45	45,039
Austin (City of), TX, Series 2017, Ref. RB	5.00%	11/15/2042	110	110,874
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	240	244,200
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	150	151,582
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	600	612,297
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	738,772
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	85	86,709
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

173

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2052	$20	$20,292
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	535	546,937
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	1,170	1,209,148
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2050	415	424,500
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2054	500	509,048
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2049	570	583,446
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2053	760	772,938
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2043	20	20,994
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2045	365	379,769
Austin (City of), TX, Series 2025, Ref. RB	5.00%	11/15/2055	1,250	1,271,866
Austin (City of), TX, Series 2026 A, RB	5.00%	11/15/2051	390	394,219
Austin (City of), TX, Series 2026 A, RB	5.00%	11/15/2056	500	502,392
Austin (City of), TX, Series 2026, Ref. RB	5.00%	11/15/2055	500	506,407
Austin (City of), TX, Series 2026, Ref. RB	5.25%	11/15/2055	500	517,959
Austin (City of), TX (Convention Center Project), Series 2026, RB	5.25%	11/15/2051	50	51,066
Austin (City of), TX (Convention Center Project), Series 2026, RB	5.25%	11/15/2051	250	258,157
Austin (City of), TX (Convention Center Project), Series 2026, RB	5.25%	11/15/2056	200	204,884
Austin (City of), TX (Convention Center Project), Series 2026, RB	5.50%	11/15/2061	100	104,183
Austin (City of), TX (Convention Center Project), Series 2026, RB, (INS - AGI)(a)	5.25%	11/15/2056	100	102,201
Austin Community College District, Series 2015, GO Bonds	4.00%	08/01/2045	220	199,220
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	335	342,535
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	505	519,690
Austin Community College District, Series 2025, Ref. GO Bonds	5.25%	08/01/2050	355	368,580
Austin Community College District, Series 2026, Ref. GO Bonds	5.00%	08/01/2056	250	253,476
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	500	519,378
Austin Independent School District, Series 2023, GO Bonds	4.00%	08/01/2048	940	833,575
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	550	555,636
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	305	319,771
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2042	110	114,857
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2043	280	263,621
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2044	170	159,019
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	1,130	1,155,192
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2049	645	671,686
Austin Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2050	380	399,140
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	695	624,606
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	705	614,109
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	475	430,225
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	755	687,189
Bastrop Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.25%	02/15/2051	20	11,750
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	230	234,891
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,100	1,108,964
Belton Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	15	13,566
Belton Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	550	508,309
Belton Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	555	489,150
Bexar (County of), TX, Series 2016 A, Ctfs. Of Obligation	4.00%	06/15/2045	30	26,794
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	75	75,397
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	4.00%	06/15/2045	115	104,253
Bexar (County of), TX, Series 2019, Ctfs. of Obligations	4.00%	06/15/2046	140	125,832
Bexar (County of), TX, Series 2022 B, Ctfs. of Obligations	4.63%	06/15/2045	45	45,061
Bexar (County of), TX, Series 2023, Ctfs. of Obligations	5.00%	06/15/2049	80	81,773
Bexar (County of), TX, Series 2023, GO Bonds	4.00%	06/15/2046	245	220,957
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	4.00%	02/15/2043	1,035	950,685
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	5.00%	02/15/2048	15	15,023
Bexar (County of), TX Hospital District, Series 2020, Ctfs. of Obligations	5.00%	02/15/2045	20	20,234
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

174

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Bexar (County of), TX Hospital District, Series 2020, Ctfs. of Obligations	4.00%	02/15/2050	$810	$695,373
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	50	50,359
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	4.25%	02/15/2052	365	328,430
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	425	432,872
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	4.25%	02/15/2053	260	232,885
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	190	193,828
Birdville Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	370	325,063
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	4.00%	10/15/2048	250	217,149
Board of Regents of the University of North Texas System, Series 2018 A, RB	4.00%	04/15/2050	285	247,767
Board of Regents of the University of North Texas System, Series 2022, RB	5.00%	04/15/2047	40	40,364
Board of Regents of the University of Texas System, Series 2017 B, RB	3.38%	08/15/2044	2,065	1,701,823
Board of Regents of the University of Texas System, Series 2017 B, RB	4.00%	08/15/2044	895	829,461
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2049	2,155	2,273,941
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	2.38%	08/15/2043	80	56,681
Board of Regents of the University of Texas System, Series 2020 A, Ref. RB	5.00%	08/15/2050	75	78,765
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB	3.25%	08/15/2052	35	25,562
Board of Regents of the University of Texas System, Series 2022 A, Ref. RB	4.00%	08/15/2052	610	530,027
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	815	847,579
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	4.13%	08/15/2054	500	442,151
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2042	905	954,376
Board of Regents of the University of Texas System, Series 2024 B, RB	4.00%	08/15/2054	1,070	922,148
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2042	235	249,120
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2045	280	293,759
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2051	15	15,325
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2042	990	1,054,860
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2043	830	881,093
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	4.00%	08/15/2044	180	169,066
Boerne Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2048	260	236,324
Brazoria (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	03/01/2046	200	181,625
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	450	403,538
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	1,080	1,112,530
Canutillo Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2060	500	517,025
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	95	97,127
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,160	1,016,034
Carrollton-Farmers Branch Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	180	182,875
Carrollton-Farmers Branch Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	925	955,714
Castleberry Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	435	389,533
Castleberry Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	5	5,060
Cedar Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	1,115	988,361
Celina Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	355	317,770
Celina Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	270	242,749
Celina Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	860	890,978
Celina Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	350	354,883
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	295	300,306
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	395	402,105
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	680	591,995
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

175

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	$730	$744,536
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	630	545,019
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2044	465	430,392
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	3.00%	01/01/2046	390	288,963
Chambers County Justice Center Public Facilities Corp., Series 2024, RB	5.50%	06/01/2055	540	555,677
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	465	403,538
City of Pflugerville TX, Series 2023, GO Bonds	5.00%	08/01/2053	50	50,557
Cleburne Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2046	35	25,952
Cleveland Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	525	456,450
Cleveland Independent School District, Series 2020 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	280	241,617
Clifton Higher Education Finance Corp., Series 2019, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	55	50,477
Clifton Higher Education Finance Corp., Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.25%	08/15/2053	20	17,502
Clifton Higher Education Finance Corp., Series 2025, RB, (CEP - Texas Permanent School Fund)	4.63%	04/01/2050	350	333,876
Clifton Higher Education Finance Corp., Series 2025, RB, (CEP - Texas Permanent School Fund)	4.63%	04/01/2055	265	247,694
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	500	461,417
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	335	298,698
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	510	469,755
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	515	358,752
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2021 T, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	175	155,833
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2021 T, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	100	85,949
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	495	457,126
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	1,050	911,220
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	630	532,170
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2022, RB, (CEP - Texas Permanent School Fund)	4.25%	08/15/2052	30	26,575
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	360	329,163
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2049	795	700,502
Comal Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2043	100	93,865
Comal Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	2.63%	02/01/2047	100	69,249
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	830	736,945
Comal Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	1,230	1,269,891
Community Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	360	364,526
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	550	506,247
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	25	26,304
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	615	644,983
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	230	240,167
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,000	908,327
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,050	1,077,069
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	260	273,653
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

176

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	$320	$334,993
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	195	203,543
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	855	891,227
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	1,305	1,165,224
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2050	1,000	936,031
Conroe Independent School District, Series 2026, GO Bonds	5.00%	02/15/2049	15	15,429
Conroe Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2046	5	5,191
Conroe Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	705	729,598
Conroe Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2051	1,100	1,059,662
Corpus Christi (City of), TX, Series 2015, RB	4.13%	07/15/2045	670	591,886
Corpus Christi (City of), TX, Series 2020 A, Ref. RB	4.00%	07/15/2045	210	183,903
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	1,075	1,082,434
Corpus Christi (City of), TX, Series 2023 B, Ref. RB	4.13%	07/15/2053	155	132,387
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	845	856,562
Corpus Christi (City of), TX, Series 2024, Ref. RB	4.25%	07/15/2054	1,375	1,195,043
Corpus Christi (City of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	07/15/2050	370	383,138
Corpus Christi (City of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/15/2055	5	5,043
Corpus Christi Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2053	305	275,849
Corpus Christi Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	380	331,797
Corsicana Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2056	765	771,436
Crandall Independent School District, Series 2017 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	805	744,145
Crandall Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2054	590	595,992
Crowley Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2048	100	88,976
Crowley Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2049	310	273,768
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	1,130	1,154,091
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	2,045	1,867,195
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2053	1,000	1,027,313
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	385	392,986
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2054	1,925	1,774,301
Crowley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2050	350	363,953
Crowley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2056	1,300	1,340,076
Cypress-Fairbanks Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	1,335	1,258,595
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2044	170	131,053
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	520	489,043
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	25	18,836
Cypress-Fairbanks Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2047	15	14,852
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	255	240,406
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

177

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	$350	$318,213
Cypress-Fairbanks Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	150	136,055
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	4.00%	11/01/2041	315	299,076
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	4.00%	11/01/2042	355	334,367
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	4.00%	11/01/2046	370	334,261
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 B, Ref. RB	4.00%	11/01/2045	935	843,697
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	5.00%	11/01/2043	155	159,763
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	4.00%	11/01/2045	940	860,373
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2047	525	538,428
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2041	15	15,788
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2042	500	524,570
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2043	320	333,768
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2044	145	150,500
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	4.00%	11/01/2045	240	219,670
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.25%	11/01/2048	1,875	1,953,049
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	4.00%	11/01/2049	335	294,372
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2025 B, RB	5.25%	11/01/2050	1,715	1,776,863
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2025 B, RB	5.25%	11/01/2056	500	513,534
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	500	450,970
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	300	301,520
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	290	263,478
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	40	40,811
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	355	309,539
Dallas (City of), TX, Series 2021 C, RB	3.00%	10/01/2046	440	324,728
Dallas (City of), TX, Series 2021 C, RB	3.00%	10/01/2050	50	34,653
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	1,000	1,025,864
Dallas (City of), TX, Series 2023 A, Ref. RB	4.00%	10/01/2052	290	249,506
Dallas (City of), TX, Series 2024, RB	4.00%	10/01/2049	15	13,117
Dallas (City of), TX, Series 2024, RB	4.25%	10/01/2051	35	31,727
Dallas (City of), TX, Series 2024, RB	4.13%	10/01/2054	260	224,763
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	3.00%	12/01/2047	350	253,675
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	1,715	1,754,562
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	4.00%	12/01/2051	1,700	1,474,586
Dallas (City of), TX Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	2.75%	02/15/2052	150	99,136
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,000	1,025,374
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,295	1,138,736
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	70	71,557
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,030	891,594
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2055	1,110	962,437
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	500	525,737
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	300	315,393
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	250	262,105
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	260	271,951
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2046	500	479,350
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

178

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/15/2056	$1,060	$996,365
Dallas (City of), TX Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2056	1,000	1,014,409
Dallas (County of), TX, Series 2026, Ctfs. Of Obligations	5.00%	08/15/2056	1,000	1,015,507
Dallas Metrocare Services, Series 2025, RB	5.25%	11/01/2065	500	504,138
Decatur Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	250	256,756
Del Valle Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2045	555	512,021
Del Valle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2047	725	659,294
Denison Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2053	1,000	875,946
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	480	483,645
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	360	323,321
Denton Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	08/15/2048	35	20,248
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	750	783,465
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	495	515,667
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	1,835	1,881,304
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	2,270	2,295,406
DeSoto Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	550	554,511
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	35	31,760
Dripping Springs Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	1,000	1,015,427
Dripping Springs Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	115	118,496
Duncanville Independent School District, Series 2024, GO Bonds(d)(e)	4.13%	02/15/2033	10	10,577
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	95	96,741
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2054	315	280,765
Eagle Mountain & Saginaw Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2045	10	7,662
Eagle Mountain & Saginaw Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	415	362,965
Eagle Mountain & Saginaw Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2046	65	48,134
Eagle Mountain & Saginaw Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.25%	08/15/2051	30	18,189
Eagle Mountain & Saginaw Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	70	61,706
Eagle Mountain & Saginaw Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	300	259,057
Eagle Mountain & Saginaw Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2050	500	524,532
Eagle Mountain & Saginaw Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	750	761,655
East Central Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	75	64,764
East Montgomery County Improvement District, Series 2024, RB, (INS - AGI)(a)	5.25%	08/15/2049	1,035	1,072,182
East Montgomery County Improvement District, Series 2024, RB, (INS - AGI)(a)	4.25%	08/15/2054	200	177,680
Ector (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	02/15/2047	240	218,519
Ector (County of), TX, Series 2024, Ctfs. of Obligations	5.00%	02/15/2050	535	546,461
El Paso (City of), TX, Series 2016, GO Bonds	4.00%	08/15/2042	515	465,396
El Paso (City of), TX, Series 2016, GO Bonds, (INS - BAM)(a)	4.00%	08/15/2042	835	759,762
El Paso (City of), TX, Series 2019, Ctfs. Of Obligations	4.00%	08/15/2044	245	221,125
El Paso (City of), TX, Series 2020, Ctfs. Of Obligations	4.00%	08/15/2045	85	76,512
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

179

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
El Paso (City of), TX, Series 2021 B, GO Bonds	4.00%	08/15/2047	$410	$360,533
El Paso (City of), TX, Series 2021 C, Ctfs. of Obligation	4.00%	08/15/2047	560	492,435
El Paso (City of), TX, Series 2022 A, RB	4.00%	03/01/2044	700	625,224
El Paso (City of), TX, Series 2022 A, RB	4.00%	03/01/2048	575	502,342
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	500	509,953
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2049	425	443,433
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	50	50,482
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	85	87,845
El Paso (City of), TX, Series 2025, Ref. RB	4.00%	03/01/2050	175	151,168
El Paso (City of), TX, Series 2025, Ref. RB	5.25%	03/01/2050	10	10,353
El Paso (County of), TX Hospital District, Series 2025, GO Bonds, (INS - AGI)(a)	5.50%	02/15/2050	505	525,839
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	95	89,200
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	635	589,710
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	605	552,615
Elgin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2049	1,000	904,971
Elgin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2054	500	505,768
Flour Bluff Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	08/15/2050	410	404,560
Flour Bluff Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	450	463,807
Forney Independent School District, Series 2021 A, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2046	50	37,666
Forney Independent School District, Series 2021 A, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	30	16,425
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	220	200,494
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,125	981,194
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	575	586,190
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	710	616,110
Forney Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	830	847,053
Forney Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	500	518,633
Fort Bend (County of), TX, Series 2023, GO Bonds	5.25%	03/01/2053	455	472,084
Fort Bend (County of), TX, Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	03/01/2054	365	324,947
Fort Bend (County of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	03/01/2050	270	278,664
Fort Bend (County of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	03/01/2055	805	827,003
Fort Bend (County of), TX Industrial Development Corp. (NRG Energy, Inc.), Series 2012 B, RB	4.75%	11/01/2042	780	762,739
Fort Bend County Texas Public Facility Corp, Series 2023, RB	5.00%	03/01/2053	250	251,866
Fort Bend Grand Parkway Toll Road Authority, Series 2021 A, Ref. RB	2.50%	03/01/2046	10	6,567
Fort Bend Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	50	43,926
Fort Bend Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	155	137,635
Fort Bend Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2054	235	212,480
Fort Bend Independent School District, Series 2026 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	08/15/2056	750	704,579
Fort Worth (City of), TX, Series 2022, RB	4.00%	02/15/2052	70	60,282
Fort Worth (City of), TX, Series 2023, RB	4.25%	02/15/2053	505	455,217
Fort Worth Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	5	5,040
Fort Worth Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	760	696,249
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	360	326,531
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

180

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	$50	$51,257
Frenship Independent School District, Series 2021, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2046	200	148,767
Frenship Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2056	200	206,184
Frenship Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	1,100	1,112,229
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	545,359
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	55	49,472
Galena Park Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2050	25	26,031
Galveston Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2047	305	280,875
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	310	313,577
Garland (City of), TX, Series 2019, Ref. RB	4.00%	03/01/2049	620	528,072
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	255	266,160
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	355	369,473
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,770	1,811,611
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	5.00%	08/15/2042	230	236,926
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	4.25%	08/15/2047	335	308,677
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	5.25%	08/15/2052	40	40,758
Georgetown (City of), TX, Series 2026, RB, (INS - BAM)(a)	5.25%	08/15/2053	455	468,612
Georgetown (City of), TX, Series 2026, RB, (INS - BAM)(a)	5.00%	08/15/2056	400	402,659
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2049	85	83,666
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,000	910,184
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	410	414,442
Georgetown Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	430	443,674
Goose Creek Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	250	225,185
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2045	2,390	2,152,672
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2049	3,875	3,357,837
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.00%	10/01/2050	575	393,144
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	1,990	2,019,541
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	1,970	1,992,199
Grayson County Junior College District, Series 2024, GO Bonds	4.00%	02/15/2049	590	516,568
Grayson County Junior College District, Series 2026, GO Bonds	5.00%	02/15/2051	360	363,364
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2049	490	469,401
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2054	325	303,952
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	5.25%	10/01/2048	330	337,319
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	4.38%	10/01/2053	775	704,486
Greater Texoma Utility Authority (City of Sherman), Series 2023, RB, (INS - AGI)(a)	5.00%	10/01/2048	150	151,056
Greater Texoma Utility Authority (City of Sherman), Series 2023, RB, (INS - AGI)(a)	4.25%	10/01/2053	210	185,396
Greater Texoma Utility Authority (City of Sherman), Series 2024 A, RB, (INS - BAM)(a)	4.25%	10/01/2054	230	201,970
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2049	150	151,086
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	4.38%	10/01/2054	630	570,297
Greenville (City of), SC, Series 2024, RB, (INS - AGI)(a)	4.38%	02/15/2054	220	202,757
Greenville (City of), TX, Series 2024, Ref. RB, (INS - BAM)(a)	5.00%	02/15/2054	390	392,388
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

181

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Greenville Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2056	$505	$483,504
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	200	202,998
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	740	643,585
Gregory-Portland Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	200	188,999
Gregory-Portland Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	340	355,051
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 A, RB, (INS - AGI)(a)	3.13%	11/15/2056	485	327,733
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2047	125	125,056
Harris (County of), TX, Series 2021 A, GO Bonds	4.00%	10/01/2047	255	232,847
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	45	45,870
Harris (County of), TX, Series 2023 A, GO Bonds	4.25%	09/15/2048	315	296,531
Harris (County of), TX, Series 2023 A, GO Bonds	5.00%	09/15/2048	270	275,730
Harris (County of), TX, Series 2024 A, GO Bonds	5.00%	09/15/2054	55	55,582
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2041	45	41,890
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2042	440	407,415
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2044	395	409,804
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2049	820	712,947
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2054	1,125	950,871
Harris (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	09/15/2049	750	670,863
Harris (County of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/15/2054	1,085	1,096,478
Harris (County of), TX, Series 2025 A, Ref. RB	4.50%	08/15/2055	500	466,242
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	1,150	1,037,155
Harris (County of), TX Flood Control District, Series 2021 A, GO Bonds	3.00%	10/01/2041	65	51,799
Harris (County of), TX Flood Control District (Green Bonds), Series 2022 A, GO Bonds	4.25%	10/01/2047	605	565,674
Harris (County of), TX Flood Control District (Green Bonds), Series 2023 A, GO Bonds	4.00%	09/15/2048	885	785,026
Harris (County of), TX Hospital District, Series 2016, Ref. RB	4.00%	02/15/2042	1,750	1,617,230
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2043	165	172,917
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2044	75	78,389
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2045	255	264,797
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2046	55	56,662
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.25%	02/15/2050	365	376,905
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.50%	02/15/2050	510	539,052
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2055	1,930	1,937,319
Harris (County of), TX Hospital District, Series 2026, GO Bonds	5.00%	02/15/2043	500	526,297
Harris (County of), TX Hospital District, Series 2026, GO Bonds	5.00%	02/15/2044	225	236,141
Harris (County of), TX Hospital District, Series 2026, GO Bonds	5.00%	02/15/2045	400	416,836
Harris (County of), TX Hospital District, Series 2026, GO Bonds	5.00%	02/15/2051	1,000	1,014,643
Harris (County of), TX Hospital District, Series 2026, GO Bonds	5.25%	02/15/2056	890	912,240
Harris (County of), TX Port Authority of Houston, Series 2021, RB	4.00%	10/01/2046	490	437,772
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	380	382,635
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	1,780	1,804,922
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	1,545	1,554,622
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	815	824,751
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2048	1,265	1,107,249
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	985	889,416
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	170	117,182
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	735	629,974
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	4.00%	08/15/2043	280	257,949
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	1,410	1,458,762
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	1,395	1,432,622
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	4.00%	12/01/2045	3,030	2,738,594
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	1,225	1,064,494
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

182

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022, Ref. RB	5.00%	07/01/2052	$355	$352,161
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021 A, RB	4.00%	10/01/2042	245	226,729
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021, RB	4.00%	10/01/2047	535	480,452
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021, RB	3.00%	10/01/2051	1,045	721,954
Harris County Flood Control District, Series 2021 A, GO Bonds	4.00%	10/01/2046	45	40,322
Hays (County of), TX, Series 2017, GO Bonds	4.00%	02/15/2042	100	91,659
Hays (County of), TX, Series 2026, GO Bonds	4.50%	02/15/2051	250	235,474
Hays Consolidated Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	435	414,527
Hays Consolidated Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.25%	02/15/2046	5	3,308
Hays Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	40	36,768
Hays Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	275	280,910
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2045	110	116,506
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	1,010	1,049,583
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	1,570	1,626,552
Hidalgo (County of), TX, Series 2018 A, Ctfs. of Obligations	4.00%	08/15/2043	725	655,056
Highland Park Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	200	180,078
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2044	20	20,011
Houston (City of), TX, Series 2016, Ref. RB	4.00%	11/15/2045	600	537,324
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	355	357,944
Houston (City of), TX, Series 2017, Ref. RB	4.00%	11/15/2047	465	408,887
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	25	25,453
Houston (City of), TX, Series 2018 D, Ref. RB	4.00%	11/15/2048	100	86,897
Houston (City of), TX, Series 2019 B, RB	4.00%	11/15/2044	110	99,542
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	5	5,069
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	1,000	912,705
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	105	107,759
Houston (City of), TX, Series 2020 C, Ref. RB	3.00%	11/15/2047	395	281,426
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	585	503,930
Houston (City of), TX, Series 2021 A, Ref. RB	4.00%	11/15/2046	740	659,922
Houston (City of), TX, Series 2021 A, Ref. RB	4.00%	11/15/2051	285	243,413
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	270	284,716
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2043	340	357,586
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2042	340	354,887
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2043	385	400,656
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2044	320	331,992
Houston (City of), TX, Series 2024 A, GO Bonds	5.25%	03/01/2049	2,940	3,039,623
Houston (City of), TX, Series 2024 A, GO Bonds	4.13%	03/01/2051	940	827,386
Houston (City of), TX, Series 2024 A, Ref. RB	5.25%	11/15/2049	560	580,415
Houston (City of), TX, Series 2024, Ref. RB	5.25%	11/15/2054	525	541,042
Houston (City of), TX, Series 2026 C, Ref. RB	5.00%	09/01/2041	500	522,850
Houston (City of), TX, Series 2026 C, Ref. RB	5.00%	09/01/2042	55	57,376
Houston (City of), TX, Series 2026 C, Ref. RB	5.25%	09/01/2051	500	513,188
Houston (City of), TX, Series 2026 C, Ref. RB	5.50%	09/01/2058	2,360	2,453,586
Houston (City of), TX, Series 2026 C, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	230	239,642
Houston (City of), TX, Series 2026 C, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2044	500	518,805
Houston (City of), TX, Series 2026 C, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2045	215	222,432
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

183

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2026 C, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2046	$500	$515,199
Houston (City of), TX, Series 2026 C, Ref. RB, (INS - AGI)(a)	5.25%	09/01/2051	500	517,183
Houston (City of), TX, Series 2026 C, Ref. RB, (INS - AGI)(a)	5.50%	09/01/2058	2,190	2,299,717
Humble Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	2.25%	02/15/2049	15	9,289
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,210	1,240,775
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	950	841,107
Humble Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2049	250	231,075
Humble Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	810	706,682
Humble Independent School District, Series 2026 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	60	60,501
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	890	845,332
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	255	268,340
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	315	330,763
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,625	1,444,468
Hutto (City of), TX, Series 2017, Ctfs. Of Obligations, (INS - AGI)(a)	5.00%	08/01/2057	250	250,450
Hutto (City of), TX, Series 2024, Ctfs. of Obligations, (INS - BAM)(a)	4.13%	08/01/2049	1,135	1,003,962
Hutto (City of), TX, Series 2024, Ctfs. of Obligations, (INS - BAM)(a)	4.25%	08/01/2054	935	837,136
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	525	540,780
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	750	759,662
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	270	278,182
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2054	405	409,672
Hutto Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2055	280	283,723
Irving Hospital Authority, Series 2017, RB	5.00%	10/15/2044	550	537,380
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	310	324,470
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	295	308,100
Jarrell Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	470	430,765
Jarrell Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,100	953,682
Joshua Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	250	221,991
Judson Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2045	45	41,521
Judson Independent School District, Series 2023, GO Bonds	4.50%	02/01/2048	10	9,573
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2049	260	235,906
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	850	873,533
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	1,735	1,523,559
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2053	360	365,772
Katy Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	40	40,133
Katy Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	510	465,006
Katy Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	160	144,155
Katy Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	155	138,209
Katy Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	1,000	933,019
Katy Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	275	252,439
Katy Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	615	539,571
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	315	321,464
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	605	527,089
Katy Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	250	225,468
Katy Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	360	314,081
Katy Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	415	432,092
Katy Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	45	43,781
Kaufman Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	340	304,463
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	1,325	1,232,442
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	755	680,089
Killeen Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2044	40	30,707
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

184

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Klein Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2045	$105	$96,040
Klein Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2046	395	354,377
Krum Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2054	375	338,007
Krum Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2057	250	252,195
La Vega Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2054	275	242,452
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	1,455	1,319,744
Lamar Consolidated Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	250	220,624
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	490	437,813
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	70	64,344
Lamar Consolidated Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2046	10	7,415
Lamar Consolidated Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2051	250	173,063
Lamar Consolidated Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2056	30	19,858
Lamar Consolidated Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.50%	02/15/2061	20	11,164
Lamar Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	200	183,841
Lamar Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	360	318,735
Lamar Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2062	345	293,654
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	855	774,117
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,200	1,212,429
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2058	1,250	1,256,301
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	1,175	1,032,575
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.00%	02/15/2053	1,100	931,560
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.25%	02/15/2053	15	13,357
Lamar Consolidated Independent School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.50%	02/15/2058	1,200	1,249,342
Lamar Consolidated Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	475	445,080
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	470	479,439
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	765	667,422
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2059	500	448,378
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2059	35	35,784
Lamar Consolidated Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2051	460	467,409
Lamar Consolidated Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2056	500	472,673
Lamar Consolidated Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2056	875	883,682
Lamar Consolidated Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2059	520	523,591
Laredo (City of), TX, Series 2022, RB	4.25%	03/01/2052	475	421,701
Laredo (City of), TX, Series 2024, RB	4.00%	03/01/2054	270	227,484
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

185

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Leander (City of), TX, Series 2025, GO Bonds	5.00%	08/15/2055	$300	$302,795
Leander Independent School District, Series 2016 A, Ref. GO Bonds(d)(e)	5.00%	09/28/2026	200	200,333
Leander Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	5	4,383
Leander Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	40	40,428
Leander Independent School District, Series 2025 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	485	489,721
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	315	331,185
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	255	266,583
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	280	291,299
Liberty Hill Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2046	25	23,162
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/01/2047	1,000	968,913
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	1,865	1,886,301
Liberty Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2054	480	485,245
Liberty Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2057	25	22,562
Liberty Hill Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2055	500	506,237
Little Elm Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	135	120,062
Little Elm Independent School District, Series 2023, GO Bonds	4.25%	08/15/2053	615	545,554
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	75	75,270
Lone Star College System, Series 2017 A, GO Bonds	4.00%	08/15/2046	15	13,634
Longview Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	455	412,699
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	485	489,866
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	225	225,958
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019 A, RB	4.00%	05/15/2049	305	257,211
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	320	321,786
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	3.88%	05/15/2049	470	389,297
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	510	517,710
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2050	270	271,608
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	285	289,526
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, RB	5.00%	05/15/2051	270	271,800
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	255	258,256
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	430	432,304
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	480	486,453
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	650	669,824
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2048	365	382,545
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2053	930	954,097
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2053	1,070	1,112,200
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2044	245	254,670
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2049	540	549,666
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2054	1,115	1,126,033
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

186

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2049	$705	$716,221
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2054	720	737,777
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2050	505	510,742
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2055	370	371,471
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.25%	05/15/2050	180	187,118
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2055	235	237,134
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2055	405	409,066
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.50%	05/15/2055	210	221,319
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2026, RB	5.00%	05/15/2051	400	404,938
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2026, RB	5.00%	05/15/2056	400	401,558
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2026, Ref. RB	5.25%	05/15/2056	945	966,928
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	415	368,553
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2051	860	736,793
Lubbock Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	5	4,509
Lubbock Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	510	459,378
Lubbock Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2055	905	853,990
Lubbock Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	400	412,720
Lubbock-Cooper Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	340	303,168
Lubbock-Cooper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2053	85	75,163
Lubbock-Cooper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/15/2053	25	23,113
Mabank Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	245	218,491
Magnolia Independent School District, Series 2023, GO Bonds	4.00%	08/15/2047	360	319,320
Manor Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/01/2050	35	24,122
Mansfield Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	500	461,671
Mansfield Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	565	501,655
Mansfield Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	430	386,702
Mansfield Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	650	559,144
Mansfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	1,885	1,934,228
Mansfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	1,200	1,244,071
Medina Valley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2047	200	197,388
Medina Valley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,545	1,347,000
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	250	259,535
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2060	750	772,293
Melissa Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	310	314,397
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

187

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Melissa Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2049	$220	$197,072
Melissa Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2054	275	238,465
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	250	251,261
Mesquite Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	445	416,112
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,115	1,043,549
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	255	269,096
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	110	115,803
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2045	250	262,557
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	90	94,005
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	350	369,157
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	08/15/2049	250	239,248
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2049	300	308,203
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2052	1,055	1,101,332
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	585	597,224
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	875	835,708
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	220	209,378
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	270	255,177
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,575	1,635,730
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,660	1,450,543
Midlothian Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	150	113,890
Midlothian Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/15/2056	450	412,026
Montgomery (County of), TX Toll Road Authority (River Pionte), Series 2018, RB(d)(e)	5.00%	09/22/2026	295	290,753
Montgomery Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	1,320	1,208,366
Montgomery Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	210	192,511
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	285	256,421
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,315	1,143,891
Montgomery Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	880	762,946
Navarro Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2057	200	171,742
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	160	162,929
New Braunfels (City of), TX, Series 2024, Ref. RB	4.00%	07/01/2055	485	409,541
New Braunfels (City of), TX, Series 2025, Ref. RB	4.75%	07/01/2056	605	597,791
New Braunfels (City of), TX, Series 2026, Ref. RB	5.00%	07/01/2052	415	427,963
New Braunfels (City of), TX, Series 2026, Ref. RB	4.50%	07/01/2056	500	471,370
New Braunfels (City of), TX, Series 2026, Ref. RB	5.25%	07/01/2059	420	438,619
New Braunfels Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.75%	02/01/2049	160	109,456
New Braunfels Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2052	455	400,195
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

188

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
New Caney Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	$215	$195,577
New Caney Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	100	100,248
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,025	1,048,235
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,012,215
New Caney Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	535	485,261
New Caney Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	895	780,840
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University), Series 2014 A, RB, (INS - AGI)(a)	5.00%	04/01/2046	5	4,859
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2047	85	85,309
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2042	135	144,231
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2043	275	292,811
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2044	285	302,304
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.25%	08/15/2045	100	105,820
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.50%	08/15/2049	2,040	2,178,058
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, RB	5.00%	08/15/2052	540	543,016
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2025, VRD RB(b)	3.15%	08/01/2055	700	700,000
New Hope Cultural Education Facilities Finance Corp. (Westminster), Series 2021, RB	4.00%	11/01/2055	1,000	809,119
New Hope Higher Education Finance Corp. (Texas Christian University), Series 2026, RB	5.00%	03/15/2051	500	502,871
New Hope Higher Education Finance Corp. (Texas Christian University), Series 2026, RB	5.00%	03/15/2055	1,055	1,053,599
Newark Higher Education Finance Corp. (Abilene Christian University Project), Series 2022, Ref. RB	4.00%	04/01/2057	1,000	803,949
North Fort Bend Water Authority, Series 2019 A, Ref. RB	4.00%	12/15/2044	345	308,827
North Fort Bend Water Authority, Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2060	30	24,697
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2041	515	466,914
North Texas Municipal Water District, Series 2016, Ref. RB	4.00%	09/01/2046	100	90,419
North Texas Municipal Water District, Series 2025, RB	5.00%	06/01/2053	300	304,784
North Texas Municipal Water District, Series 2025, RB	5.00%	06/01/2055	1,000	1,011,666
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2043	195	204,133
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2044	70	72,911
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2051	70	71,100
North Texas Municipal Water District, Series 2025, Ref. RB	5.25%	09/01/2051	310	320,890
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2055	1,175	1,183,931
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2043	815	734,758
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	3,290	3,324,095
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	555	558,791
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2043	805	807,056
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	1,400	1,402,582
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	1,080	1,087,654
North Texas Tollway Authority, Series 2018, Ref. RB	4.25%	01/01/2049	895	799,093
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	960	861,535
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2046	480	352,772
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2051	215	148,132
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2042	595	633,165
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2044	395	418,459
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2045	600	621,281
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

189

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Northside Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	06/01/2047	$150	$109,434
Northside Independent School District, Series 2021, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.38%	08/15/2045	55	37,361
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	550	492,612
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	470	417,362
Northside Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	235	240,820
Northside Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	440	447,665
Northside Independent School District, Series 2026, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	08/15/2056	465	427,062
Northwest Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	140	128,168
Northwest Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	595	555,853
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	655	667,492
Northwest Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	465	427,429
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,235	1,131,404
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,335	1,359,171
Northwest Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	10	9,070
Northwest Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,110	1,130,965
Northwest Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	850	866,529
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	1,250	1,274,752
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	1,655	1,668,827
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	3,125	3,215,615
Pasadena Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	5	4,645
Pasadena Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	295	261,186
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	160	145,190
Pearland (City of), TX, Series 2025 B, GO Bonds	5.25%	09/01/2055	455	466,792
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2054	525	534,523
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	410	427,430
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	4.00%	07/01/2041	135	130,001
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	4.13%	07/01/2052	300	267,820
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	4.00%	07/01/2049	600	540,653
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2043	20	21,115
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2044	315	331,322
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2051	20	20,421
Pflugerville (City of), TX, Series 2023 A, GO Bonds	4.13%	08/01/2053	115	99,988
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	625	631,959
Pflugerville (City of), TX, Series 2023, GO Bonds	4.00%	08/01/2049	630	543,972
Pflugerville Independent School District, Series 2023 A, GO Bonds	5.00%	02/15/2048	10	10,106
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	260	271,705
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

190

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	$315	$328,380
Port Arthur Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	900	911,876
Port Arthur Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)(f)	5.00%	02/15/2051	250	254,405
Princeton Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2047	20	20,073
Princeton Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2051	15	10,243
Princeton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	195	176,413
Princeton Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	500	506,042
Princeton Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	280	286,329
Princeton Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	620	639,716
Prosper Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	335	309,572
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	500	501,242
Prosper Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	15	15,166
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	855	864,667
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	135	125,106
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	450	397,210
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	775	712,506
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,330	1,164,935
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	265	273,433
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,010	912,190
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	980	853,655
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,940	1,689,889
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	425	387,429
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	300	306,150
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	765	752,328
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	1,155	1,199,050
Prosper Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2055	830	785,005
Prosper Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	930	967,411
Red Oak Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	450	464,942
Red River Education Finance Corp. (Houston Baptist University), Series 2017, Ref. RB	5.50%	10/01/2046	10	10,000
Richardson Independent School District, Series 2026 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2051	800	781,901
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	260	265,095
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2052	15	15,149
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	205	212,772
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	980	853,091
Rockwall Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	130	131,409
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2044	470	445,731
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

191

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2045	$170	$177,513
Royse (City of), TX Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2051	115	102,675
Royse (City of), TX Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	20	18,546
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	355	362,550
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	535	541,804
Royse (City of), TX Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2058	355	363,817
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	4.63%	02/15/2047	1,010	978,820
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	5.25%	02/15/2052	155	158,582
Salado Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	525	474,159
San Angelo Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	20	20,841
San Angelo Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	590	609,176
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	840	843,845
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2042	15	15,048
San Antonio (City of), TX, Series 2017, Ref. RB	4.00%	02/01/2047	710	628,373
San Antonio (City of), TX, Series 2017, Ref. RB	5.00%	02/01/2047	160	160,328
San Antonio (City of), TX, Series 2018 A, Ref. RB	5.00%	05/15/2043	500	506,905
San Antonio (City of), TX, Series 2018 A, Ref. RB	5.00%	05/15/2048	240	242,275
San Antonio (City of), TX, Series 2020 A, Ref. RB	5.00%	05/15/2050	600	611,110
San Antonio (City of), TX, Series 2020 C, RB	5.00%	05/15/2046	450	459,742
San Antonio (City of), TX, Series 2020 C, RB	4.00%	05/15/2050	950	822,231
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	585	591,877
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	825	843,939
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	585	595,104
San Antonio (City of), TX, Series 2021 A, Ref. RB	5.00%	05/15/2046	15	15,404
San Antonio (City of), TX, Series 2021 A, Ref. RB	4.00%	05/15/2051	495	425,989
San Antonio (City of), TX, Series 2022 B, RB	5.25%	05/15/2052	780	809,637
San Antonio (City of), TX, Series 2023 A, RB	5.25%	02/01/2042	70	74,473
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	02/01/2046	260	273,186
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	05/15/2048	330	345,666
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.50%	02/01/2050	1,000	1,053,712
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2042	140	147,413
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2043	445	475,469
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2044	335	357,505
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2049	1,915	1,997,664
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2043	320	335,916
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2044	275	288,327
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.25%	02/01/2049	1,115	1,163,131
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2054	1,065	1,081,011
San Antonio (City of), TX, Series 2024 C, RB	5.00%	02/01/2054	700	710,524
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2044	280	294,284
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2049	50	51,301
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2049	670	700,424
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2054	1,270	1,314,547
San Antonio (City of), TX, Series 2024 E, Ref. RB	5.25%	02/01/2049	390	407,710
San Antonio (City of), TX, Series 2026 B, Ref. RB	5.00%	02/01/2044	100	106,070
San Antonio (City of), TX, Series 2026 B, Ref. RB	5.00%	02/01/2045	100	105,441
San Antonio (City of), TX, Series 2026 B, Ref. RB	5.00%	02/01/2046	300	314,359
San Antonio (City of), TX Water System, Series 2023 A, Ref. RB	5.25%	05/15/2052	750	782,798
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	624,156
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	593,266
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

192

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	$15	$15,004
San Antonio Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	320	227,547
San Antonio Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.25%	08/15/2046	1,000	648,333
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	715	736,974
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	140	142,195
San Antonio Municipal Facilities Corp. (City Tower Renovation), Series 2021, RB	4.00%	08/01/2048	365	318,125
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	2,600	2,383,949
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2046	270	239,045
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2044	15	15,226
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	410	414,552
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	1,005	1,050,346
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	515	466,775
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	315	273,063
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	810	829,554
Seguin (City of), TX, Series 2024, Ctfs. of Obligations	5.25%	09/01/2058	460	472,393
Seguin (City of), TX, Series 2025, Ctfs. of Obligations	5.50%	09/01/2059	665	707,573
Seguin (City of), TX, Series 2025, Ctfs. Of Obligations	5.50%	09/01/2049	190	202,393
Seguin (City of), TX, Series 2025, Ctfs. Of Obligations	5.50%	09/01/2054	35	37,092
Sherman Independent School District, Series 2018 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	30	30,306
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,013,125
Sherman Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	315	329,260
Sherman Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	530	538,720
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	635	657,314
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	105	105,410
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,025	940,703
Socorro Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	305	278,536
Southwest Higher Education Authority, Inc. (Southern Methodist University), Series 2013 A, RB	4.00%	10/01/2042	555	503,555
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	180	184,508
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	910	788,092
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	350	319,816
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	185	167,366
Spring Branch Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/01/2043	105	83,043
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	250	250,072
Spring Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	295	277,323
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	1,100	1,125,800
Spring Independent School District, Series 2023, GO Bonds	4.00%	08/15/2052	1,155	984,475
Spring Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	1,400	1,445,978
Springtown Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	300	304,226
Sunnyvale Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2055	1,000	903,922
Tarrant (County of), TX, Series 2022, GO Bonds	4.00%	07/15/2047	90	80,817
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

193

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.00%	08/15/2043	$845	$775,801
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.25%	08/15/2048	630	577,290
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	5.25%	08/15/2048	105	108,418
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.25%	08/15/2053	225	199,250
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	4.00%	03/01/2054	555	480,691
Tarrant (County of), TX Regional Water District, Series 2025, RB	4.25%	09/01/2055	790	724,506
Tarrant County College District, Series 2022, GO Bonds	4.00%	08/15/2042	225	205,430
Tarrant County Cultural Education Facilities Finance Corp., Series 2016, RB	5.00%	11/15/2046	235	222,732
Tarrant County Cultural Education Facilities Finance Corp., Series 2016, Ref. RB	5.00%	02/15/2047	855	855,226
Tarrant County Cultural Education Facilities Finance Corp., Series 2022 A, RB	5.00%	07/01/2053	395	382,731
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.50%	11/15/2052	765	801,985
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.00%	11/15/2055	1,000	1,001,283
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.50%	11/15/2047	95	99,026
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.00%	11/15/2051	1,495	1,498,742
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2024, Ref. VRD RB(b)	2.95%	11/15/2050	2,000	2,000,000
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2026, Ref. RB	5.00%	11/15/2044	1,000	1,034,822
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2043	730	741,192
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2048	1,400	1,414,562
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2022 A, RB	4.00%	07/01/2053	1,125	935,649
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2025 A, RB	5.00%	11/15/2049	500	506,209
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	4.00%	12/01/2045	475	436,631
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	975	677,543
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2025, Ref. RB	5.25%	12/01/2049	410	420,343
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2025, Ref. RB	4.13%	12/01/2054	770	669,908
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	340	317,202
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	580	512,395
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	470	398,691
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	4.00%	02/15/2047	2,050	1,831,192
Taylor Independent School District, Series 2026, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2056	250	253,048
Temple College, Series 2021, GO Bonds	3.00%	07/01/2046	75	54,525
Terrell Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2050	1,000	1,040,699
Terrell Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2055	910	943,107
Texarkana Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	330	287,265
Texas (State of), Series 2014 A, Ref. GO Bonds	4.00%	10/01/2044	295	267,625
Texas (State of), Series 2025 E, GO Bonds	4.75%	02/01/2056	800	785,932
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2041	10	10,652
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2042	1,370	1,455,329
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2043	1,480	1,565,606
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2044	1,850	1,947,989
Texas (State of) Transportation Commission, Series 2019, RB	5.00%	08/01/2057	325	317,841
Texas (State of) Transportation Commission, Series 2026, Ref. GO Bonds	5.00%	04/01/2043	45	47,512
Texas (State of) Transportation Commission, Series 2026, Ref. GO Bonds	5.00%	04/01/2044	470	494,357
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2042	300	311,803
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2045	640	575,785
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

194

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	$50	$50,029
Texas (State of) Water Development Board, Series 2015, RB	4.00%	10/15/2050	300	257,256
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2041	730	672,319
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	355	355,246
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	795	717,181
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2042	535	541,024
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	815	821,435
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2047	770	680,234
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2052	80	69,548
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	1,280	1,300,271
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	1,380	1,230,125
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2043	2,830	2,636,523
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	3,325	3,367,656
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2044	1,590	1,452,198
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	2,000	1,765,465
Texas (State of) Water Development Board, Series 2019, RB	4.00%	10/15/2054	210	180,333
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	1,970	1,791,139
Texas (State of) Water Development Board, Series 2020, RB	4.00%	04/15/2051	1,510	1,314,648
Texas (State of) Water Development Board, Series 2023 A, RB	4.75%	10/15/2043	790	800,437
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2044	330	343,138
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	1,475	1,482,939
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	1,115	1,155,455
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	1,390	1,408,490
Texas (State of) Water Development Board, Series 2024 A, RB	4.38%	10/15/2054	70	63,868
Texas (State of) Water Development Board (Master Trust), Series 2021, RB	4.00%	10/15/2044	1,350	1,232,998
Texas (State of) Water Development Board (Master Trust), Series 2021, RB	4.00%	10/15/2051	1,615	1,411,517
Texas (State of) Water Development Board (Master Trust), Series 2021, RB	4.00%	10/15/2056	100	85,019
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.70%	10/15/2041	740	750,781
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.75%	10/15/2042	630	639,233
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	1,605	1,649,282
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	4.80%	10/15/2052	2,710	2,668,712
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2057	615	622,513
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2041	405	379,576
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2042	585	550,235
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2043	1,240	1,140,991
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2044	515	537,915
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2045	310	322,863
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.13%	10/15/2047	1,650	1,510,029
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2049	1,395	1,431,219
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.25%	10/15/2051	1,065	969,351
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2053	1,090	1,110,525
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.38%	10/15/2059	1,175	1,066,085
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.25%	10/15/2041	535	518,429
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2042	620	654,696
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.50%	10/15/2043	225	222,867
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2044	590	618,899
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.50%	10/15/2045	685	671,494
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.75%	10/15/2050	2,870	2,831,407
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.75%	10/15/2055	3,725	3,625,471
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	4.80%	10/15/2056	1,175	1,151,721
Texas (State of) Water Development Board (Master Trust), Series 2025, RB	5.00%	10/15/2060	500	507,417
Texas A&M University, Series 2013 B, RB	4.00%	05/15/2043	50	46,417
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2042	335	353,046
Texas City Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	395	342,765
Texas City Industrial Development Corp. (NRG Energy), Series 2012, RB	4.13%	12/01/2045	415	364,274
Texas State Technical College, Series 2022, RB, (INS - AGI)(a)	5.50%	08/01/2042	775	827,890
Texas State University Board of Regents, Series 2024, Ref. RB	4.00%	03/15/2049	800	704,622
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

195

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas State University Board of Regents, Series 2024, Ref. RB	5.25%	03/15/2054	$110	$112,670
Texas State University Board of Regents, Series 2025 A, Ref. RB	4.25%	02/15/2055	30	26,614
Texas State University Board of Regents, Series 2026 A, Ref. RB	5.25%	03/15/2056	80	82,156
Texas Transportation Finance Corp., Series 2025 A, RB	5.00%	10/01/2043	1,210	1,276,761
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2042	745	789,345
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2044	630	661,619
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2045	705	735,792
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2050	2,635	2,706,916
Texas Transportation Finance Corp., Series 2025, RB	5.25%	10/01/2050	2,125	2,230,064
Texas Transportation Finance Corp., Series 2025, RB	5.25%	10/01/2055	1,810	1,884,112
Texas Transportation Finance Corp., Series 2025, RB	5.50%	10/01/2055	3,670	3,901,448
Tomball Independent School District, Series 2014 B-3, GO Bonds, (CEP - Texas Permanent School Fund)	3.88%	02/15/2043	250	220,341
Tomball Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	75	70,423
Tomball Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	2.65%	02/15/2047	10	6,954
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2048	225	208,926
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	465	475,671
Tomball Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2051	300	290,263
Travis County Healthcare District, Series 2025, GO Bonds	5.25%	03/01/2055	175	181,003
Tyler Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	100	90,078
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	370	382,969
Van Alstyne Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	250	256,900
Venus Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	180	186,841
Via Metropolitan Transit Advanced Transportation District, Series 2024, RB	5.00%	08/01/2049	290	295,668
Via Metropolitan Transit Advanced Transportation District, Series 2024, RB	4.00%	08/01/2054	635	544,941
Waco (City of), TX, Series 2024 A, Ctfs. of Obligations	5.00%	02/01/2049	1,350	1,378,977
Waco (City of), TX, Series 2024 A, Ctfs. of Obligations	5.25%	02/01/2054	1,000	1,030,901
Waco Educational Finance Corp. (Baylor University), Series 2021, RB	4.00%	03/01/2051	575	493,745
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	90	82,926
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2052	410	288,468
Waller Consolidated Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	55	49,359
Waller Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	335	311,217
Waller Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	500	443,855
Waller Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	530	479,197
Waller Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	850	737,650
Waller Consolidated Independent School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	02/15/2053	385	326,520
Waller Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	910	946,953
Waller Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2056	770	797,057
Waxahachie Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	320	289,989
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	750	765,659
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,260	1,152,113
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	730	662,132
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,080	948,211
Waxahachie Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	60	61,046
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

196

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.25%	08/01/2050	$185	$189,360
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.00%	08/01/2055	545	543,374
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2049	585	538,421
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	420	380,503
West Harris (County of), TX Regional Water Authority, Series 2019, Ref. RB	3.00%	12/15/2058	45	28,376
West Harris (County of), TX Regional Water Authority, Series 2021, Ref. RB, (INS - BAM)(a)	3.50%	12/15/2046	225	179,576
West Travis County Public Utility Agency, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2045	280	245,056
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	225	196,539
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2052	75	66,887
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	30	30,235
Wichita Falls Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.38%	02/01/2051	50	31,012
Willis Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	15	13,576
Willis Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	15	14,639
Wimberley Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2052	300	310,986
Wimberley Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	08/15/2055	270	262,794
Wylie Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2044	360	278,165
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	400	361,539
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2049	690	715,039
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,055	964,730
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	605	621,920
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	140	123,983
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	120	120,034
Ysleta Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,020	897,406
Ysleta Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	480	415,463
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	650	584,272
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2056	50	50,194
				564,176,461
Unknown State-0.01%
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	405	405,000
Utah-0.51%
Central Valley Water Reclamation Facility (Green Bonds), Series 202 C1, RB	4.00%	03/01/2047	360	329,096
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.25%	06/01/2045	15	15,956
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.50%	06/01/2050	125	131,883
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.50%	06/01/2050	1,105	1,169,096
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.50%	06/01/2055	1,560	1,637,216
Downtown Revitalization Public Infrastructure District (SEG Redevelopment), Series 2025, RB, (INS - AGI)(a)	5.50%	06/01/2055	40	41,863
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	405	417,499
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,029,656
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,026,557
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	800	820,611
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	1,000	1,036,505
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	500	523,923
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2044	645	673,473
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

197

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2045	$150	$156,480
Jordan Valley Water Conservancy District, Series 2024 A, RB	5.00%	10/01/2054	110	111,015
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	150	150,977
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	170	170,668
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	400	403,240
Salt Lake City (City of), UT, Series 2020, RB	5.00%	02/01/2050	150	151,639
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	85	87,085
Salt Lake City (City of), UT, Series 2022, RB	4.38%	02/01/2052	130	124,310
Salt Lake City (City of), UT, Series 2022, RB	5.00%	02/01/2052	100	101,672
Salt Lake City (City of), UT, Series 2025, RB	5.00%	02/01/2050	585	603,623
Salt Lake City (City of), UT, Series 2025, RB	5.25%	02/01/2055	565	589,310
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2047	190	196,768
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2054	1,235	1,247,553
University of Utah (The), Series 2023 B, RB	5.25%	08/01/2053	495	510,234
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	300	308,249
University of Utah (The) (Green Bonds), Series 2022 A, RB	4.00%	08/01/2051	650	565,130
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	285	297,810
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	840	873,846
Utah (County of), UT (IHC Health Services, Inc.), Series 2014 A, RB	4.00%	05/15/2045	415	378,715
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	5.00%	05/15/2046	165	165,022
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	680	510,091
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	4.00%	05/15/2047	865	775,745
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	4.00%	05/15/2043	570	525,558
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	550	564,078
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2050	415	418,452
Utah (State of) Transit Authority, Series 2018, Ref. RB	4.00%	12/15/2041	210	197,857
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2041	100	105,835
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2042	340	358,006
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2043	510	539,871
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2044	1,300	1,367,650
				21,409,823
Vermont-0.02%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	50	50,426
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	4.00%	11/01/2050	280	248,554
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center) (Green Bonds), Series 2016, RB	4.00%	12/01/2042	390	360,926
				659,906
Virginia-1.02%
Alexandria (City of), VA, Series 2019 A, GO Bonds	3.00%	07/15/2046	445	334,870
Alexandria (City of), VA, Series 2019 A, GO Bonds	3.00%	07/15/2050	110	76,902
Arlington (County of), VA Industrial Development Authority (Virginia Hospital Center), Series 2020, Ref. RB	4.00%	07/01/2045	125	114,823
Arlington (County of), VA Industrial Development Authority (Virginia Hospital Center), Series 2020, Ref. RB	3.75%	07/01/2050	1,250	1,012,976
Chesapeake (City of), VA Expressway, Series 2024, Ref. RB, (INS - AGI)(a)	4.00%	07/15/2047	405	376,666
Chesapeake (City of), VA Hospital Authority (Chesapeake Regional Medical Center), Series 2019, Ref. RB	4.00%	07/01/2043	260	237,431
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	1,000	978,067
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	1,255	1,201,529
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	5.00%	04/01/2048	500	513,529
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	4.00%	04/01/2050	145	129,325
Fairfax (County of), VA, Series 2021 A, RB	4.00%	07/15/2051	10	9,205
Fairfax (County of), VA, Series 2024 A, RB	5.00%	07/15/2049	505	522,018
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2014 A, RB	4.00%	05/15/2044	720	667,304
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

198

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2018 A, Ref. RB	4.00%	05/15/2048	$1,350	$1,209,780
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	1,340	1,250,326
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2051	1,000	1,014,347
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	4.13%	05/15/2054	20	17,675
Front Royal & Warren County Industrial Development Authority ( Valley Health System Obligated Group), Series 2018, RB	4.00%	01/01/2050	745	645,599
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB	5.00%	07/01/2042	220	222,860
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	490	493,979
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2045	130	121,984
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2045	75	77,177
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2050	315	283,783
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2055	760	664,442
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2060	610	525,908
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	890	898,074
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.25%	07/01/2060	750	763,304
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2052	1,710	1,524,614
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2057	1,390	1,214,091
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2024 A, RB	5.25%	07/01/2064	250	257,807
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2042	135	143,002
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2043	80	84,500
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2044	10	10,505
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2045	65	68,042
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2054	645	656,286
Henrico (County of), VA, Series 2019, Ref. RB	3.00%	05/01/2049	75	54,957
Henrico (County of), VA Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2048	1,005	1,013,057
Henrico (County of), VA Economic Development Authority (Lifespire of Virginia), Series 2017 C, Ref. RB	5.00%	12/01/2047	100	100,025
Henrico (County of), VA Economic Development Authority (Westminister Cnatbury Richman), Series 2022, RB	5.00%	10/01/2047	250	249,827
Henrico (County of), VA Economic Development Authority (Westminister Cnatbury Richman), Series 2022, RB	5.00%	10/01/2052	500	487,166
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2043	160	167,842
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2048	120	123,683
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	4.75%	07/01/2053	1,105	1,032,923
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2053	465	472,076
Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical Institute, Inc), Series 2022, Ref. RB	4.00%	10/01/2052	1,255	1,127,130
Lynchburg (City of), VA Economic Development Authority (Centra Health Obligated Group), Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	998,876
Lynchburg (City of), VA Economic Development Authority (Centra Health Obligated Group), Series 2021, Ref. RB	3.00%	01/01/2051	410	282,145
Lynchburg (City of), VA Economic Development Authority (Centra Health Obligated Group), Series 2021, Ref. RB	4.00%	01/01/2055	150	122,457
Lynchburg (City of), VA Economic Development Authority (Centra Health Obligated Group), Series 2026, RB	5.50%	01/01/2051	175	182,281
Lynchburg (City of), VA Economic Development Authority (Centra Health Obligated Group), Series 2026, RB	5.50%	01/01/2056	400	411,530
Norfolk (City of), VA Economic Development Authority, Series 2018 B, Ref. RB	4.00%	11/01/2048	885	780,519
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2047	350	359,509
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	250	252,920
Prince William County Service Authority, Series 2025, Ref. RB	5.00%	07/15/2055	150	153,972
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

199

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Richmond (City of), VA, Series 2020 A, RB	4.00%	01/15/2050	$35	$31,585
Richmond (City of), VA, Series 2024 C, GO Bonds	4.00%	03/01/2054	500	441,909
Richmond (City of), VA, Series 2026 B, Ref. RB	5.00%	01/15/2054	400	407,429
Richmond (City of), VA, Series 2026 B, Ref. RB	4.25%	01/15/2056	440	417,457
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020 A, Ref. RB	5.00%	07/01/2047	505	532,738
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	550	410,092
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	4.00%	07/01/2051	235	207,894
Rockingham (County of), VA Economic Development Authority (Sentara RHM Medical Center), Series 2021, Ref. RB	3.00%	11/01/2046	845	634,334
Rockingham (County of), VA Economic Development Authority (Sentara RHM Medical Center), Series 2021, Ref. RB	2.63%	11/01/2050	75	47,069
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	695	648,885
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2042	190	191,266
University of Virginia, Series 2017 B, Ref. RB	5.00%	04/01/2044	10	10,064
University of Virginia, Series 2017 B, Ref. RB	5.00%	04/01/2046	5	5,031
University of Virginia, Series 2019 B, RB	5.00%	09/01/2049	10	10,232
University of Virginia, Series 2021 A, RB	2.18%	11/01/2051	610	366,631
University of Virginia (Green Bonds), Series 2015 A-2, RB	3.57%	04/01/2045	215	188,451
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.25%	02/01/2042	560	593,847
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	4.00%	02/01/2043	265	249,033
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	375	389,012
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2024, RB	4.00%	02/01/2043	595	552,393
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	4.00%	02/01/2042	330	309,625
Virginia (Commonwealth of) Port Authority, Series 2025, RB	5.25%	07/01/2055	5	5,160
Virginia (Commonwealth of) Public Building Authority, Series 2025 A, RB	5.00%	08/01/2045	740	777,488
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	4.00%	08/01/2041	50	48,200
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	4.00%	08/01/2042	200	189,608
Virginia (Commonwealth of) Small Business Financing Authority, Series 2025, Ref. RB	5.25%	06/15/2050	15	15,365
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	01/01/2045	1,025	931,290
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	4.00%	12/01/2049	1,385	1,206,199
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2041	1,010	1,045,379
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	260	267,596
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes), Series 2024, Ref. RB	4.50%	12/01/2044	1,000	966,211
Virginia (Commonwealth of) Transportation Board, Series 2017, RB	4.00%	05/15/2042	65	60,918
Virginia Commonwealth University Health System Authority, Series 2024 A, RB	4.00%	07/01/2054	585	493,902
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	500	521,466
Virginia Resources Authority, Series 2016 C, Ref. RB	3.25%	11/01/2046	1,260	1,013,173
Virginia Resources Authority, Series 2016, Ref. RB	4.00%	11/01/2041	280	265,386
Virginia Small Business Financing Authority, Series 2020, Ref. RB	4.00%	01/01/2051	300	258,380
Virginia Small Business Financing Authority, Series 2021, Ref. RB	4.00%	12/01/2051	300	249,700
Virginia Small Business Financing Authority, Series 2025, Ref. RB	5.25%	06/15/2055	185	187,718
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	4.00%	07/01/2048	210	191,115
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	390	401,135
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

200

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	4.13%	07/01/2058	$350	$311,965
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	4.38%	07/01/2063	500	461,498
				43,209,454
Washington-2.26%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB(d)(e)	5.00%	11/01/2026	260	261,012
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	1,000	1,096,232
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	235	244,606
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2046	1,145	1,068,477
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	4.00%	07/01/2042	1,865	1,803,592
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2041	5	5,294
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2042	685	721,809
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2043	1,020	1,070,420
Energy Northwest (Columbia Generating Station), Series 2026, Ref. RB	5.00%	07/01/2042	1,130	1,196,282
Energy Northwest (Columbia Generating Station), Series 2026, Ref. RB	5.00%	07/01/2043	1,250	1,317,433
Energy Northwest (No. 3), Series 2026 A, Ref. RB	5.00%	07/01/2041	10	10,643
Energy Northwest (No. 3), Series 2026 A, Ref. RB	5.00%	07/01/2042	325	344,063
Fircrest Properties (Green Bonds) (State of Washington DSHS), Series 2024, RB	5.50%	06/01/2049	1,000	1,045,652
Franklin County School District No. 1 Pasco, Series 2023, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	4.25%	12/01/2042	545	532,778
Kennewick Public Facilities District, Series 2025, Ref. RB	5.25%	12/01/2054	10	10,281
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2041	530	562,920
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2042	1,215	1,284,645
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	1,170	1,104,322
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2041	10	9,491
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2041	610	578,945
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2049	345	345,081
King (County of), WA, Series 2024 A, Ref. RB	5.25%	01/01/2055	1,055	1,095,247
King (County of), WA, Series 2025 A, Ref. RB	5.00%	01/01/2053	200	202,720
King (County of), WA, Series 2025 A, Ref. RB	5.00%	01/01/2056	300	303,087
King (County of), WA, Series 2025 B, Ref. VRD RB(b)	3.00%	01/01/2042	700	700,000
King (County of), WA Public Hospital District No. 2 (Evergreen Health), Series 2020 A, GO Bonds	4.00%	12/01/2045	1,170	1,048,538
King (County of), WA Public Hospital District No. 2 (Evergreen Health), Series 2026, GO Bonds	5.50%	12/01/2050	930	972,161
King County School District No. 401 Highline, Series 2023, GO Bonds, (CEP - Washington School Bond Guaranty)	4.13%	12/01/2043	105	102,353
Kitsap County School District No. 100-C Bremerton, Series 2024 C, GO Bonds, (CEP - Washington School Bond Guaranty)	5.25%	12/01/2047	30	31,302
Pierce (County of), WA Bethel School District No. 403, Series 2024, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2042	95	100,381
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2048	225	231,008
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Washington School Bond Guaranty)	4.00%	12/01/2042	550	523,097
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2041	160	169,946
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2042	280	296,395
Pierce County School District No. 403 Bethel, Series 2024, GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2043	290	305,467
Seattle (City of), WA, Series 2012 A, Ref. RB	4.00%	06/01/2041	5	4,717
Seattle (City of), WA, Series 2014, Ref. RB	4.00%	05/01/2044	105	97,488
Seattle (City of), WA, Series 2014, Ref. RB	4.00%	09/01/2044	1,065	975,918
Seattle (City of), WA, Series 2015 A, RB	4.00%	05/01/2045	585	533,107
Seattle (City of), WA, Series 2015, GO Bonds	4.00%	12/01/2044	190	180,120
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2047	375	340,906
Seattle (City of), WA, Series 2017, Ref. RB	4.00%	07/01/2047	70	64,769
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

201

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2043	$505	$480,454
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2047	200	183,590
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2051	660	581,400
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	215	221,059
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2052	295	299,192
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2048	465	475,692
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	25	25,276
Seattle (City of), WA, Series 2024, Ref. RB	5.00%	10/01/2054	285	289,886
Seattle (City of), WA, Series 2025, Ref. RB	5.25%	02/01/2050	260	272,533
Seattle (City of), WA, Series 2025, Ref. RB	5.25%	02/01/2055	1,065	1,109,324
Skagit County Public Hospital District No. 1, Series 2024, RB	5.50%	12/01/2054	375	375,227
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	500	506,293
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.25%	12/01/2055	860	890,301
Snohomish (County of), WA School District No. 15, Series 2024, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	5.00%	12/01/2041	300	315,982
Tacoma (City of), WA, Series 2013 A, Ref. RB	4.00%	01/01/2042	605	565,996
Tacoma (City of), WA, Series 2021, Ref. RB	2.50%	01/01/2051	80	49,485
Tacoma (City of), WA, Series 2025 A, RB	5.25%	01/01/2050	145	150,067
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	785	804,506
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2049	705	718,373
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2054	255	257,444
Tacoma (City of), WA (Green Bonds), Series 2025 A, RB	5.25%	01/01/2055	795	819,167
University of Washington, Series 2012 C, Ref. RB	3.13%	07/01/2042	685	551,329
University of Washington, Series 2012 C, Ref. RB	3.25%	07/01/2043	640	513,352
University of Washington, Series 2016 A, Ref. RB	4.00%	12/01/2041	365	352,116
University of Washington, Series 2016 A, Ref. RB	5.25%	12/01/2046	50	50,109
Washington (State of), Series 2017 A, GO Bonds	5.00%	08/01/2042	350	353,997
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	475	483,938
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2043	210	213,696
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	190	192,820
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2043	25	25,350
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	345	353,988
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	820	838,633
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	460	475,347
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	335	345,607
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	420	430,277
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2044	285	293,380
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2045	165	169,463
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2042	285	293,320
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	365	375,164
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2044	470	482,124
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	290	300,141
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2044	20	20,621
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	395	406,552
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2046	190	195,042
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2048	95	97,091
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	290	302,931
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2045	65	67,744
Washington (State of), Series 2024 C, GO Bonds	5.00%	02/01/2046	230	238,081
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2042	470	495,120
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2043	485	511,375
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2044	675	707,968
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2045	1,010	1,055,286
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	500	518,292
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	660	686,342
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2047	190	196,493
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2048	660	676,533
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2048	500	513,957
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

202

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2049	$1,000	$1,023,690
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2042	140	147,817
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2045	340	354,417
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2046	310	321,887
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2047	5	5,168
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2048	60	61,612
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2049	910	933,250
Washington (State of), Series 2026 C, GO Bonds	5.00%	02/01/2043	360	380,473
Washington (State of), Series 2026 C, GO Bonds	5.00%	02/01/2044	450	472,981
Washington (State of), Series 2026 C, GO Bonds	5.00%	02/01/2045	455	476,329
Washington (State of), Series 2026 C, GO Bonds	5.00%	02/01/2048	500	514,585
Washington (State of), Series 2026 C, GO Bonds	5.00%	02/01/2049	500	513,114
Washington (State of), Series 2026 C, GO Bonds	5.00%	02/01/2050	1,965	2,011,654
Washington (State of), Series 2026 F, GO Bonds	5.00%	06/01/2051	2,000	2,044,013
Washington (State of) (Bid Group 1), Series 2026 E, GO Bonds	5.00%	08/01/2042	500	532,037
Washington (State of) (Bid Group 1), Series 2026 E, GO Bonds	5.00%	08/01/2043	500	529,652
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	530	550,813
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	1,155	1,195,239
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2045	455	469,937
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2046	500	514,333
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	345	360,251
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	750	781,560
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	485	503,953
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	620	647,449
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2042	300	314,286
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2043	410	428,110
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2044	100	103,975
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2046	240	247,831
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2042	405	425,320
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	830	868,850
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2044	470	489,881
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2045	175	181,898
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	485	499,680
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2048	185	189,474
Washington (State of) (Bid Group 2), Series 2024, GO Bonds	5.00%	08/01/2043	125	131,195
Washington (State of) (Bid Group 2), Series 2024-A, GO Bonds	5.00%	08/01/2048	5	5,112
Washington (State of) (Bid Group 2), Series 2026 C, GO Bonds	5.00%	02/01/2051	50	51,072
Washington (State of) (Bid Group 2), Series 2026 E, GO Bonds	5.00%	08/01/2050	600	614,843
Washington (State of) (Bid Group 2), Series 2026 E, GO Bonds	5.00%	08/01/2051	2,200	2,249,140
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	380	393,588
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	495	511,530
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	420	432,190
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2047	525	537,576
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2042	680	705,922
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2043	640	662,771
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	535	552,625
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	335	345,142
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	270	277,297
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2047	110	112,483
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	345	359,252
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	270	280,083
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	60	62,088
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	265	273,223
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2047	250	256,686
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2048	80	81,710
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2043	280	294,581
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2044	315	329,594
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2049	45	46,103
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

203

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bidding Group 1), Series 2025 A, GO Bonds	5.00%	08/01/2042	$40	$42,350
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2043	475	492,443
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2048	170	164,343
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	3.00%	07/01/2058	575	377,652
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	300	231,487
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	105	80,253
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2058	1,250	1,186,461
Washington (State of) Health Care Facilities Authority, Series 2014 C, RB	4.00%	10/01/2044	255	225,587
Washington (State of) Health Care Facilities Authority, Series 2015 A, RB	4.00%	10/01/2045	700	632,998
Washington (State of) Health Care Facilities Authority, Series 2017, RB	4.00%	07/01/2042	635	568,114
Washington (State of) Health Care Facilities Authority, Series 2017, RB	5.00%	07/01/2042	305	305,412
Washington (State of) Health Care Facilities Authority, Series 2020, Ref. RB	4.00%	09/01/2050	275	231,923
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	1,035	1,057,040
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.50%	09/01/2055	1,255	1,296,138
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	250	252,370
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	460	415,126
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 A, RB	5.00%	08/15/2045	50	50,006
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	4.13%	08/15/2043	580	541,438
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	4.00%	08/15/2041	1,095	1,004,222
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	465	457,577
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014, RB	5.00%	10/01/2044	25	24,517
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2015, RB	4.00%	10/01/2045	1,040	909,494
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	4.00%	09/01/2045	260	233,195
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2045	195	198,278
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	1,000	1,005,979
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	1,385	1,382,391
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2017 A, RB	5.00%	10/01/2047	545	548,094
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,555	1,430,271
Washington (State of) Higher Education Facilities Authority (Gonzaga University), Series 2019 A, RB	3.00%	04/01/2049	925	629,231
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,560	1,291,919
Washington (State of) Housing Finance Commission, Series 2024, RB	5.00%	07/01/2054	500	448,419
Washington (State of) Housing Finance Commission, Series 2025, RB, (INS - BAM)(a)(g)	5.25%	07/01/2055	1,000	1,000,724
Washington (State of) Housing Finance Commission, Series 2025, RB, (INS - BAM)(a)(g)	5.25%	07/01/2064	100	98,668
Washington (State of) Housing Finance Commission (Emerald Heights), Series 2023 A, Ref. RB	5.00%	07/01/2048	55	55,365
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments), Series 2024, RB	5.50%	07/01/2059	635	611,465
Washington (State of) Housing Finance Commission (Seattle Academy of Arts and Sciences), Series 2023, Ref. RB(g)	6.38%	07/01/2063	100	104,845
Washington (State of) Housing Finance Commission (The Evergreen School), Series 2025, RB	4.50%	07/01/2055	285	254,941
Washington Biomedical Research Properties 3.2, Series 2015 A, RB	4.00%	01/01/2048	1,360	1,236,404
				95,805,996
West Virginia-0.26%
Marshall University, Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	05/01/2046	860	634,436
West Virginia (State of), Series 2018 B, GO Bonds	4.00%	06/01/2042	260	242,261
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

204

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	$5	$5,096
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	12/01/2042	425	395,711
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	06/01/2043	25	23,188
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	55	56,317
West Virginia (State of) (West Virginia University), Series 2019, RB	4.00%	10/01/2047	235	212,221
West Virginia (State of) Hospital Finance Authority (Cabell Hospital Obligated Group), Series 2018, Ref. RB	4.13%	01/01/2047	145	114,818
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	695	647,491
West Virginia (State of) Hospital Finance Authority (United Health System Obligated), Series 2025, RB	5.50%	06/01/2050	640	666,856
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	6.00%	09/01/2048	145	153,651
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	6.00%	09/01/2053	250	261,697
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB, (INS - AGI)(a)	5.38%	09/01/2053	335	344,050
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	4.25%	06/01/2047	460	410,579
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	5.00%	06/01/2047	375	375,849
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017, RB	5.00%	06/01/2042	480	482,167
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	4.00%	06/01/2051	1,580	1,329,473
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	5.00%	06/01/2052	665	660,854
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023 A, RB	5.00%	06/01/2043	80	81,845
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.13%	06/01/2042	60	55,588
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.25%	06/01/2047	605	556,932
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	755	684,152
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	955	968,410
West Virginia (State of) Parkways Authority, Series 2018, RB	4.00%	06/01/2047	430	393,829
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	605	618,083
West Virginia (State of) Parkways Authority, Series 2021, RB	4.00%	06/01/2051	745	653,288
West Virginia University, Series 2026, RB	5.00%	10/01/2046	70	72,938
				11,101,780
Wisconsin-0.80%
Ashwaubenon Community Development Authority (Brown County Expo), Series 2019, RB	3.00%	06/01/2044	260	202,279
Franklin Public School District, Series 2025 A, GO Bonds	4.00%	04/01/2045	455	419,100
Pleasant Prairie (Village of), WI, Series 2018 A, RB	5.00%	04/01/2043	75	75,841
Pleasant Prairie (Village of), WI, Series 2018 A, RB	5.00%	04/01/2048	35	35,194
Racine Unified School District, Series 2025, Ref. GO Bonds, (INS - AGI)(a)	4.00%	04/01/2045	290	268,142
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	4.25%	04/01/2048	620	577,992
University of Wisconsin Hospitals & Clinics, Series 2021, Ref. RB	2.90%	04/01/2051	165	110,707
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2046	230	209,607
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2051	790	683,467
Wisconsin (State of) Health & Educational Facilities Authority, Series 2019, Ref. RB	5.00%	07/01/2049	300	291,490
Wisconsin (State of) Health & Educational Facilities Authority, Series 2024, RB, (INS - BAM)(a)	5.25%	02/15/2054	285	289,728
Wisconsin (State of) Health & Educational Facilities Authority (Covenant Communities, Inc.), Series 2018 A, RB	4.00%	07/01/2048	365	300,053
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sister Credit Group), Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	08/15/2045	85	89,374
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sister Credit Group), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	08/15/2048	285	292,241
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

205

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 A, RB	5.00%	02/15/2046	$70	$67,622
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016, RB	3.50%	02/15/2046	580	457,722
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2042	255	230,534
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	5.00%	02/15/2047	775	775,210
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2050	165	139,854
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2050	55	46,618
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2024, RB	5.50%	02/15/2054	10	10,220
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2024, RB, (INS - BAM)(a)	4.50%	02/15/2054	580	530,435
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, Ref. RB	5.00%	04/01/2044	40	40,273
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2013, RB	4.00%	11/15/2043	15	13,708
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	4.00%	11/15/2046	955	846,356
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2046	700	622,067
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	1,500	1,044,305
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2051	100	84,528
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2025, RB	4.38%	08/15/2055	625	560,082
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2025, RB	5.25%	08/15/2055	165	166,966
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022 B, RB	5.25%	12/01/2048	50	51,518
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022, RB	5.50%	12/01/2052	530	546,720
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin, Inc.), Series 2020, RB	4.00%	08/15/2050	315	272,028
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin, Inc.), Series 2020, RB	3.00%	08/15/2052	190	128,132
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2042	660	601,616
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	2,260	1,983,227
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Credit Group), Series 2025, Ref. RB	5.50%	08/15/2048	220	230,290
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 B, RB	5.00%	02/15/2042	95	95,255
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	100	100,106
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	4.00%	12/01/2046	395	352,858
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,395	1,247,605
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	1,585	1,323,550
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.13%	04/01/2046	505	456,229
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

206

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	3.13%	12/15/2049	$590	$429,559
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	4.00%	12/15/2049	225	192,825
Wisconsin (State of) Public Finance Authority, Series 2018, RB, (INS - AGI)(a)	5.00%	07/01/2058	25	24,596
Wisconsin (State of) Public Finance Authority, Series 2020, Ref. RB	3.00%	06/01/2045	325	243,383
Wisconsin (State of) Public Finance Authority, Series 2022 A, RB	5.00%	10/01/2052	930	922,862
Wisconsin (State of) Public Finance Authority, Series 2022, RB	5.00%	02/01/2062	755	700,457
Wisconsin (State of) Public Finance Authority, Series 2022, RB, (INS - BAM)(a)	5.63%	07/01/2055	15	15,407
Wisconsin (State of) Public Finance Authority, Series 2022, Ref. RB	5.25%	03/01/2047	250	252,431
Wisconsin (State of) Public Finance Authority, Series 2022, Ref. RB	5.13%	04/01/2052	740	651,455
Wisconsin (State of) Public Finance Authority, Series 2023 A, RB(g)	5.75%	07/01/2063	800	701,197
Wisconsin (State of) Public Finance Authority, Series 2023, RB	5.75%	07/01/2062	2,944	2,999,864
Wisconsin (State of) Public Finance Authority (Aids Healthcare Foundation Obligated Group), Series 2025, RB	5.25%	12/01/2054	20	19,998
Wisconsin (State of) Public Finance Authority (Bayhealth Medical Center Project), Series 2021 A, RB	3.00%	07/01/2050	1,000	695,226
Wisconsin (State of) Public Finance Authority (Blue Ridge Healthcare), Series 2020 A, Ref. RB	3.00%	01/01/2050	1,145	796,806
Wisconsin (State of) Public Finance Authority (CHF-Wilmington LLC), Series 2018, RB, (INS - AGI)(a)	5.00%	07/01/2053	330	327,423
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A, RB	4.00%	10/01/2052	1,045	897,400
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	550	563,701
Wisconsin (State of) Public Finance Authority (Eastern Michigan University), Series 2022, RB, (INS - BAM)(a)	5.38%	07/01/2047	25	25,792
Wisconsin (State of) Public Finance Authority (Maniilaq Association Patient Housing Project), Series 2026, RB	5.75%	12/01/2048	300	310,124
Wisconsin (State of) Public Finance Authority (Queens University), Series 2022, Ref. RB	5.25%	03/01/2042	100	101,579
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	1,565	1,470,948
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB	4.00%	06/01/2045	1,000	892,383
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	06/01/2045	785	597,770
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	5.00%	10/01/2044	885	889,960
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	4.00%	10/01/2049	2,735	2,331,416
				33,925,411
Wyoming-0.01%
University of Wyoming, Series 2021 C, RB, (INS - AGI)(a)	4.00%	06/01/2051	545	473,484
TOTAL INVESTMENTS IN SECURITIES(h)-98.85% (Cost $4,334,435,515)				4,186,207,888
OTHER ASSETS LESS LIABILITIES-1.15%				48,817,529
NET ASSETS-100.00%				$4,235,025,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

207

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2026
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
PCR	-Pollution Control Revenue Bonds
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $2,679,751, which represented less than 1% of the Fund’s Net Assets.

(h)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

208

Invesco New York AMT-Free Municipal Bond ETF (PZT)
August 31, 2026
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.61%
Guam-0.64%
Guam (Territory of) Port Authority, Series 2018 A, RB	5.00%	07/01/2048	$115	$115,276
Guam (Territory of) Waterworks Authority, Series 2016, RB	5.00%	01/01/2046	275	275,007
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	515	518,487
				908,770
New York-97.90%
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.25%	05/01/2050	430	442,952
Albany Capital Resource Corp. (Albany Medical Center Hospital), Series 2025, Ref. RB	5.50%	05/01/2055	490	509,175
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	4.00%	11/01/2044	190	181,379
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	165	169,039
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	430	447,907
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	665	682,879
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2043	115	124,434
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2044	165	177,703
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2045	140	150,298
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2046	155	165,229
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/01/2050	670	697,975
Battery Park (City of), NY Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/01/2055	1,060	1,109,491
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB, (INS - AGI)(a)	3.00%	07/15/2043	185	136,059
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2045	305	228,185
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2050	180	122,943
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2050	225	192,909
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds), Series 2023, RB	5.25%	07/01/2052	110	110,266
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	4.00%	07/01/2045	200	160,986
Build NYC Resource Corp. (The Chapin School, Ltd.), Series 2017, Ref. RB	5.00%	11/01/2047	95	98,988
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	295	280,846
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	530	512,002
Dutchess County Local Development Corp. (Marist College), Series 2022, RB	5.00%	07/01/2052	110	109,383
Dutchess County Local Development Corp. (Nuvance Health), Series 2019 B, Ref. RB	4.00%	07/01/2049	120	100,486
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	120	120,595
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	4.00%	07/01/2046	120	109,541
Empire State Development Corp., Series 2020, Ref. RB	5.00%	03/15/2050	140	142,348
Empire State Development Corp., Series 2022, Ref. RB	5.00%	03/15/2042	15	15,625
Empire State Development Corp. (Bidding Group 4), Series 2021, Ref. RB	2.63%	03/15/2051	140	88,245
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	360	356,934
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	100	100,332
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	1,250	1,256,408
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	940	861,674
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	515	517,385
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	02/15/2047	1,050	942,093
Hudson Yards Infrastructure Corp., Series 2021, Ref. RB	2.75%	02/15/2047	25	17,067
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2043	120	113,054
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2042	110	103,738
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2044	105	98,010
Long Beach (City of), NY, Series 2022 B, GO Bonds, (INS - BAM)(a)	4.63%	07/15/2052	200	191,124
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB(b)(c)	5.00%	09/01/2026	200	200,000
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB(b)(c)	5.00%	09/01/2026	250	250,000
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	315	318,697
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	400	403,260
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2041	25	26,342
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

209

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2042	$180	$189,188
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2044	230	240,938
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	310	316,755
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	255	256,847
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	255	261,535
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	240	252,795
Long Island (City of), NY Power Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	280	289,890
Long Island (City of), NY Power Authority, Series 2026 B, Ref. RB	5.00%	09/01/2044	155	163,855
Long Island (City of), NY Power Authority, Series 2026 B, Ref. RB	5.00%	09/01/2045	180	189,038
Long Island (City of), NY Power Authority, Series 2026 B, Ref. RB	5.00%	09/01/2046	100	104,397
Long Island (City of), NY Power Authority, Series 2026 B, Ref. RB, (INS -BAM)(a)	5.00%	09/01/2051	325	332,109
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	385	396,167
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2053	20	20,372
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	150	152,877
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	95	84,348
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	95	83,220
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	50	45,022
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	40	34,788
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2046	15	15,007
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2056	60	57,975
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.25%	11/15/2056	35	34,999
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	195	174,492
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	90	78,511
Metropolitan Transportation Authority, Series 2020 A-1, RB	5.00%	11/15/2048	30	30,139
Metropolitan Transportation Authority, Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2042	20	18,195
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2045	60	52,874
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2046	100	87,501
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2047	55	47,925
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2048	50	43,272
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2041	100	90,646
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2042	50	44,988
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2043	40	35,677
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2042	25	25,934
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.25%	11/15/2043	25	26,381
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2044	20	20,626
Metropolitan Transportation Authority, Series 2025, Ref. RB	4.63%	11/15/2050	20	19,222
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.25%	11/15/2055	95	96,454
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	15	12,813
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	15	12,741
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	3.50%	11/15/2041	20	16,196
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	30	30,172
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	45	45,119
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2043	45	39,974
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2048	20	17,247
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	5.25%	11/15/2057	30	30,001
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2047	30	30,135
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	4.00%	11/15/2052	25	21,058
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.25%	11/15/2057	20	20,090
Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	11/15/2045	50	50,493
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(a)	5.00%	11/15/2044	155	157,350
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	55	55,258
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGI)(a)	4.00%	11/15/2049	25	21,375
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	120	122,487
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2045	20	17,783
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2046	25	22,043
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2047	25	21,750
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2043	30	30,696
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2044	15	15,324
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

210

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2019, RB, (INS - AGI)(a)	4.00%	11/15/2046	$85	$75,059
Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	11/15/2046	25	21,875
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2045	25	22,031
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2049	20	20,067
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	35	29,847
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2052	35	29,629
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2041	20	18,324
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2043	95	85,701
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2044	25	22,342
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2050	25	21,551
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2054	95	79,805
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	250	248,659
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	225	225,505
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	250	252,159
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	65	66,089
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	60	60,860
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2045	60	60,761
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2047	65	57,156
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2048	65	56,766
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2049	90	78,142
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2050	90	77,774
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	125	110,208
Metropolitan Transportation Authority (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2049	45	38,784
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	90	92,009
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2051	80	68,578
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	95	98,010
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	4.00%	11/15/2042	20	18,032
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	50	51,524
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	80	82,264
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2047	90	91,284
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.25%	11/15/2049	115	117,709
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	11/15/2048	175	151,445
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2042	15	15,510
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	4.00%	11/15/2044	15	13,331
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2046	35	36,362
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2047	35	36,126
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	45	46,185
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2041	25	26,569
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	30	31,759
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	75	79,091
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2044	30	31,523
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2045	70	73,193
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	35	35,781
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2050	75	76,457
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2051	60	61,002
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2052	40	40,562
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	4.00%	11/15/2054	90	75,960
Metropolitan Transportation Authority (Green Bonds), Series 2025 B, Ref. RB	5.00%	11/15/2043	30	31,059
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2041	45	46,830
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2042	25	25,893
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/15/2045	30	31,466
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	25	25,024
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2056	20	20,004
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	330	317,071
Monroe County Industrial Development Corp. (Rochester General Hospital (The)), Series 2013 A, Ref. RB	5.00%	12/01/2042	105	104,992
Monroe County Industrial Development Corp. (Rochester Regional Health), Series 2020, Ref. RB	4.00%	12/01/2046	85	71,116
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	210	193,377
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

211

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	$140	$128,918
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	1,100	962,358
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	585	596,785
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	185	183,122
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2056	235	229,447
Nassau (County of), NY, Series 2013 A, GO Bonds	4.00%	04/01/2043	220	207,248
Nassau (County of), NY, Series 2018 B, GO Bonds, (INS - AGI)(a)	5.00%	07/01/2045	20	20,400
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2049	100	102,190
Nassau (County of), NY, Series 2022 A, GO Bonds	4.25%	04/01/2052	60	55,991
Nassau (County of), NY, Series 2023 A, GO Bonds	4.00%	04/01/2053	195	172,348
Nassau (County of), NY, Series 2024 A, GO Bonds	4.00%	04/01/2054	170	149,422
Nassau (County of), NY, Series 2025 A, GO Bonds	5.00%	04/01/2049	165	170,430
Nassau (County of), NY, Series 2025 A, GO Bonds	5.00%	04/01/2055	385	392,996
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	95	95,250
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	125	125,196
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	25	25,017
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	170	139,625
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	12/15/2041	30	28,874
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	12/15/2042	75	70,643
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	06/15/2044	120	111,037
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	10/15/2042	100	100,463
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	240	217,786
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2041	55	53,265
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	09/01/2045	60	56,647
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2046	20	18,709
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2051	30	26,937
New York & New Jersey (States of) Port Authority, Series 2022, RB	5.00%	01/15/2052	130	132,878
New York & New Jersey (States of) Port Authority, Series 2023-241, RB	5.00%	07/15/2053	75	76,698
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	210	215,884
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	305	310,646
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2042	10	10,680
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	10/15/2042	80	85,822
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2043	40	42,559
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	10/15/2047	10	10,474
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2055	285	291,072
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.25%	10/15/2055	25	26,125
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	215	205,895
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	285	289,909
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2042	100	100,895
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	185	186,024
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	05/15/2057	115	115,328
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	5	5,030
New York & New Jersey (States of) Port Authority, Two Hundred Fifty One Series 2026, Ref. RB	5.00%	08/15/2051	150	154,556
New York & New Jersey (States of) Port Authority, Two Hundred Fifty One Series 2026, Ref. RB	5.25%	08/15/2056	240	250,877
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2041	75	80,624
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	110	113,544
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	145	148,282
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2045	25	26,354
New York & New Jersey (States of) Port Authority, Two Hundred Forty Eight series 2025, Ref. RB	5.00%	01/15/2050	255	262,727
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	55	58,365
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	120	126,715
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2048	110	113,544
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	175	180,025
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	215	219,021
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	115	122,431
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	160	165,289
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	130	117,922
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Series 2022, Ref. RB	5.25%	12/01/2052	65	67,438
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

212

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Seventh Series 2022, RB	5.00%	01/15/2047	$60	$62,147
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	130	134,698
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	5.00%	07/15/2056	50	50,665
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	4.00%	07/15/2061	110	94,786
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	90	90,263
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.00%	04/15/2057	95	95,140
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	170	170,539
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	85	85,256
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2043	40	35,769
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2041	30	27,529
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	40	31,848
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2042	45	41,084
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2044	45	45,607
New York (City of), NY, Series 2018 E-1, GO Bonds	3.63%	03/01/2045	50	41,702
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2041	35	27,507
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2042	90	92,254
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	35	35,836
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2044	30	22,428
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	35	35,758
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	50	50,980
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2042	30	28,018
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	30	30,531
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2044	25	22,981
New York (City of), NY, Series 2020 D-1, GO Bonds	3.00%	03/01/2045	40	29,917
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2050	175	150,129
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2042	10	9,327
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	175	177,218
New York (City of), NY, Series 2021 A-1, GO Bonds	3.00%	08/01/2050	20	13,949
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2050	105	89,970
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	45	46,293
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2043	25	25,649
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	80	81,805
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	105	92,664
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	120	121,141
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2051	40	27,739
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2041	20	20,698
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	25	25,809
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2042	35	36,684
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2043	55	57,418
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	100	90,502
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	45	46,646
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2043	75	77,079
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2044	85	87,137
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2045	25	25,803
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2046	25	25,541
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2047	35	35,846
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2048	65	66,130
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	90	90,399
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	100	87,281
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	85	87,894
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	70	72,081
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	85	87,292
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2045	90	92,294
New York (City of), NY, Series 2024 C, GO Bonds	4.00%	03/01/2046	45	40,791
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	90	92,884
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	30	30,857
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2049	35	35,915
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	175	178,745
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

213

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2024 C, GO Bonds	4.13%	03/01/2054	$55	$47,748
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2042	25	23,342
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	40	41,199
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	40	41,087
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2045	25	22,833
New York (City of), NY, Series 2024 D, GO Bonds	5.50%	04/01/2046	20	21,193
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2047	45	46,454
New York (City of), NY, Series 2024 D, GO Bonds	5.50%	04/01/2048	90	94,299
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2050	15	12,934
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2050	20	20,109
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	210	214,340
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2042	20	20,821
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	20	20,716
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	40	41,299
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	40	41,227
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2046	35	35,816
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2047	25	25,417
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2048	30	30,354
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2050	50	50,324
New York (City of), NY, Series 2025 A-1, GO Bonds	5.50%	08/01/2050	30	31,545
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2053	50	50,164
New York (City of), NY, Series 2025 A-1, GO Bonds	5.25%	08/01/2053	50	51,284
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2042	30	31,196
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2043	30	31,044
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2044	30	30,946
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2045	35	36,043
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2047	55	57,060
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2048	40	40,458
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2051	110	113,011
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2055	40	40,052
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2055	175	179,035
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2047	25	25,381
New York (City of), NY, Series 2025 E, GO Bonds	5.25%	08/01/2050	40	41,058
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2054	70	70,142
New York (City of), NY, Series 2026 A, GO Bonds	5.00%	08/01/2042	35	36,557
New York (City of), NY, Series 2026 A, GO Bonds	5.00%	08/01/2043	40	41,552
New York (City of), NY, Series 2026 A, GO Bonds	5.00%	08/01/2044	60	62,111
New York (City of), NY, Series 2026 A, GO Bonds	5.25%	08/01/2045	45	47,610
New York (City of), NY, Series 2026 A, GO Bonds	5.25%	08/01/2046	45	47,244
New York (City of), NY, Series 2026 A, GO Bonds	5.25%	08/01/2047	65	67,712
New York (City of), NY, Series 2026 A, GO Bonds	5.25%	08/01/2048	50	51,858
New York (City of), NY, Series 2026 A, GO Bonds	5.25%	08/01/2050	110	113,444
New York (City of), NY, Series 2026 A, GO Bonds	5.00%	08/01/2052	85	85,327
New York (City of), NY, Series 2026 G, GO Bonds	5.00%	02/01/2043	20	20,747
New York (City of), NY, Series 2026 G, GO Bonds	5.00%	02/01/2044	25	25,846
New York (City of), NY, Series 2026 G, GO Bonds	5.00%	02/01/2045	25	25,799
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2047	60	62,409
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2048	30	31,073
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2049	30	30,982
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2050	50	51,507
New York (City of), NY, Series 2026 G, GO Bonds	5.25%	02/01/2053	85	87,341
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2041	20	18,367
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2042	20	18,214
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	60	61,415
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	40	36,174
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	40	40,813
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	160	162,555
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	60	60,747
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

214

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	$55	$44,328
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	60	55,078
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	70	71,586
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	45	40,596
New York (City of), NY, Subseries 2019 A-1, GO Bonds	3.00%	08/01/2045	30	22,322
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	25	26,268
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	85	89,136
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	50	52,223
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	145	149,501
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2042	40	41,807
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	45	46,879
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	35	36,980
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	55	57,933
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	35	36,713
New York (City of), NY, Subseries 2022 D-1, GO Bonds	4.50%	05/01/2049	95	90,574
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	45	42,015
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	90	94,390
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	90	93,695
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2045	35	31,591
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	140	144,252
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	125	107,922
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2041	40	41,596
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2042	50	51,797
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2043	95	97,981
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2044	65	66,850
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2045	45	47,110
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2046	50	52,018
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2047	60	60,880
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2048	55	55,571
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	105	107,668
New York (City of), NY, Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	105	89,706
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2042	35	36,375
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2043	95	98,256
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2044	40	41,243
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2045	40	42,048
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2048	95	98,123
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	100	102,771
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	125	128,074
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - New York Higher Education Intercept Program)	5.00%	04/01/2052	150	151,814
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.00%	01/01/2046	720	545,286
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	4.00%	03/01/2045	405	356,705
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	3.00%	03/01/2049	380	262,310
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2045	520	469,593
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	03/01/2049	540	381,268
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	215	219,822
New York (City of), NY Municipal Water Finance Authority, Series 2012, RB	4.00%	06/15/2047	70	62,243
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	4.25%	06/15/2047	55	51,165
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	3.75%	06/15/2047	95	79,831
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	4.00%	06/15/2047	35	31,122
New York (City of), NY Municipal Water Finance Authority, Series 2014 AA, Ref. RB	4.00%	06/15/2044	75	67,944
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC, RB	4.00%	06/15/2045	110	98,892
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	145	129,816
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	145	106,430
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	4.00%	06/15/2046	30	26,859
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

215

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	4.00%	06/15/2046	$45	$40,406
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB, RB	3.38%	06/15/2045	50	41,386
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	85	85,534
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	105	105,487
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	4.00%	06/15/2047	20	17,784
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	115	115,219
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.25%	06/15/2047	40	40,110
New York (City of), NY Municipal Water Finance Authority, Series 2017, RB	5.00%	06/15/2045	10	10,071
New York (City of), NY Municipal Water Finance Authority, Series 2018 CC-1, RB	4.00%	06/15/2048	25	22,331
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	45	37,175
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	4.00%	06/15/2048	25	22,331
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	5.00%	06/15/2048	80	80,603
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB, RB	3.00%	06/15/2049	15	10,838
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	95	84,502
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	70	71,478
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	70	72,176
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2049	100	88,949
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2049	20	20,422
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	4.00%	06/15/2049	50	44,532
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	60	60,637
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	30	30,472
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2042	20	18,513
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	3.00%	06/15/2050	90	64,317
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	90	77,889
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	55	50,941
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2043	50	46,152
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	65	46,451
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	80	69,235
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	40	40,659
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	145	134,299
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	4.00%	06/15/2050	85	74,530
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-3, Ref. RB	4.00%	06/15/2042	55	50,982
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	110	101,964
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2048	50	50,905
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	4.00%	06/15/2050	55	48,226
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	50	50,735
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	3.00%	06/15/2050	85	60,765
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2050	10	10,165
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.50%	06/15/2048	45	36,532
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	55	56,256
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.00%	06/15/2051	95	67,302
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	105	91,815
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	80	62,151
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	85	87,915
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	130	118,811
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	65	56,743
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	70	71,392
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	195	200,099
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	4.00%	06/15/2052	160	137,340
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	100	101,661
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	4.00%	06/15/2045	60	55,001
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	45	45,686
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	105	108,373
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	105	97,377
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	115	105,985
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	20	20,512
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	60	62,473
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	70	72,264
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

216

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2023, Ref. RB	5.25%	06/15/2046	$40	$41,874
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	165	166,619
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.25%	06/15/2053	180	184,855
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	4.00%	06/15/2054	70	60,367
New York (City of), NY Municipal Water Finance Authority, Series 2024 BB, Ref. RB	4.00%	06/15/2045	30	27,634
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2046	20	20,724
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2048	55	56,294
New York (City of), NY Municipal Water Finance Authority, Series 2024, Ref. RB	5.00%	06/15/2049	35	35,622
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2043	115	121,999
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2048	85	87,003
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2050	40	41,330
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2052	105	106,492
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	4.25%	06/15/2053	25	22,414
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2055	160	164,199
New York (City of), NY Municipal Water Finance Authority, Series 2025, RB	5.00%	06/15/2055	185	187,200
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2046	70	72,533
New York (City of), NY Municipal Water Finance Authority, Series 2026 DD, Ref. RB	5.00%	06/15/2046	180	187,380
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2047	60	61,993
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2048	25	25,642
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2049	25	25,547
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	4.50%	06/15/2051	25	23,856
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.00%	06/15/2056	135	136,535
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.25%	06/15/2056	125	129,325
New York (City of), NY Municipal Water Finance Authority, Series 2026, RB	5.50%	06/15/2056	130	137,533
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	40	35,626
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	30	30,552
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	65	68,218
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	45	46,724
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.00%	06/15/2053	25	25,226
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	170	174,542
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	130	133,361
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	40	41,791
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	35	36,422
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	135	140,913
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	190	194,696
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2046	20	20,687
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-1, RB	5.25%	06/15/2055	235	243,036
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2044	85	89,857
New York (City of), NY Municipal Water Finance Authority, Subseries 2025 AA-2, Ref. RB	5.00%	06/15/2050	50	50,965
New York (City of), NY Transitional Finance Authority, Series 2012 S-1, RB	4.00%	07/15/2042	30	27,414
New York (City of), NY Transitional Finance Authority, Series 2013 I, RB	4.00%	05/01/2043	30	27,219
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	4.00%	07/15/2042	30	27,421
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	4.00%	07/15/2044	25	22,561
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2045	40	36,050
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	35	31,869
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	40	36,545
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2043	40	36,297
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2044	40	35,912
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	70	63,954
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	50	50,367
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	50	50,189
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	55	55,356
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	30	24,509
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	25	25,150
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2044	30	26,928
New York (City of), NY Transitional Finance Authority, Series 2017, RB	4.00%	02/01/2044	45	40,387
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2042	20	18,261
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2043	30	27,174
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

217

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	$25	$22,828
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	90	91,566
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	55	55,842
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	3.50%	07/15/2047	95	76,023
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	55	55,957
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.25%	07/15/2045	20	20,414
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	60	53,915
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	3.63%	07/15/2047	10	8,160
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	25	22,857
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	25	22,676
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	35	26,396
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2041	20	18,436
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2042	20	18,585
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2043	20	18,153
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	40	35,891
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	40	29,269
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2047	15	13,298
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	75	68,552
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	80	72,014
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2041	15	13,846
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	10	9,166
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2044	5	4,505
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2045	10	8,997
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2046	25	22,378
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2042	15	13,752
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	30	27,288
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2044	20	18,030
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2045	35	31,506
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	40	29,715
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2046	15	13,462
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2047	30	26,659
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	35	25,379
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	11/01/2050	45	31,878
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2042	35	32,109
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2045	55	49,488
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2045	55	56,474
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	2.50%	08/01/2048	20	12,847
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2048	30	21,655
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2048	35	30,830
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	10	9,175
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	30	27,317
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	95	85,229
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	50	43,766
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	20	11,542
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	20	14,007
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	25	26,343
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	20	20,766
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	35	36,279
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	25	25,789
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	70	62,330
New York (City of), NY Transitional Finance Authority, Series 2022 C-1, RB	4.00%	02/01/2051	55	47,720
New York (City of), NY Transitional Finance Authority, Series 2022 F, RB	4.00%	02/01/2051	35	30,367
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	15	15,546
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	25	25,896
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	45	46,471
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	90	91,750
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2051	40	40,398
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	15	13,762
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

218

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	$30	$27,317
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	65	67,125
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	20	17,795
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	55	56,070
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2051	15	15,142
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2042	10	10,344
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	30	30,897
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	65	66,781
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2045	10	10,237
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	75	76,368
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	15	15,182
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	70	70,671
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	4.00%	05/01/2053	90	77,275
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	70	70,221
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	40	41,634
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	15	15,549
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	20	20,664
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	50	51,457
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	40	41,054
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	80	81,818
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	90	92,713
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	110	95,026
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	15	15,545
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2043	30	30,953
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	70	74,563
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	10	10,671
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2045	20	20,498
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2048	15	15,157
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	60	61,711
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	35	35,824
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	35	35,824
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	5.00%	05/01/2046	75	76,432
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	60	54,990
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2042	45	46,827
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2044	45	46,467
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	50	51,390
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	80	81,704
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2047	30	30,503
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2048	35	35,409
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	35	35,977
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2050	35	35,264
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	4.00%	05/01/2051	30	25,999
New York (City of), NY Transitional Finance Authority, Series 2024 C,RB	5.00%	05/01/2043	45	46,657
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2042	15	15,609
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	65	68,724
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2044	20	20,652
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2045	40	41,925
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2046	20	20,426
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2048	50	51,589
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2049	25	25,196
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2050	25	25,206
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.50%	05/01/2052	55	57,550
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	4.25%	05/01/2054	60	53,771
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	20	20,828
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2042	15	15,564
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	65	67,227
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	15	15,447
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2045	15	15,386
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

219

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	$60	$61,177
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	75	76,160
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	80	80,858
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	50	50,370
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	90	92,077
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	4.25%	02/01/2054	25	22,208
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	25	25,962
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	45	46,572
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	45	46,391
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2046	20	20,404
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	30	30,478
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	90	92,715
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	90	92,373
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.00%	05/01/2046	10	9,001
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	85	87,252
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	60	61,634
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.13%	05/01/2052	15	13,159
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	35	35,206
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2042	35	36,574
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2043	20	20,812
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2044	20	20,715
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2045	30	30,929
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2046	20	20,921
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2047	25	26,024
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2048	35	36,210
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.50%	05/01/2050	50	52,682
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2052	45	46,186
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2054	45	45,139
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2042	15	15,675
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2043	15	15,609
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2044	20	20,715
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2045	35	36,084
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2046	25	25,594
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2047	45	46,842
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2048	30	31,037
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2051	75	75,434
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2055	170	174,105
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2041	15	15,655
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2042	20	20,818
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2043	45	46,658
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	60	61,963
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2045	30	30,860
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	60	61,286
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2047	20	20,338
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.50%	11/01/2049	50	52,529
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	4.13%	11/01/2053	20	17,453
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2053	95	95,531
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2041	20	20,917
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2042	20	20,859
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2044	40	41,375
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2045	25	26,287
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2046	30	30,675
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2048	110	113,648
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2050	55	55,362
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.50%	11/01/2051	50	52,503
New York (City of), NY Transitional Finance Authority, Series 2025 H-1, RB	5.00%	11/01/2043	40	41,548
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2042	10	10,646
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2043	15	15,860
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

220

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2025 S-2, Ref. RB	5.00%	07/15/2042	$15	$15,968
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2042	5	5,213
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2043	10	10,387
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2044	10	10,342
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2045	25	25,730
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2047	25	25,440
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2050	35	35,228
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.50%	05/01/2053	40	41,911
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.25%	05/01/2055	35	35,808
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2042	25	26,150
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2042	25	26,222
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2042	15	15,733
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2043	25	26,077
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2043	25	26,103
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2043	35	36,544
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2044	25	25,914
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2044	25	25,972
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2044	15	15,583
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2045	30	30,950
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2045	30	31,010
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2045	25	25,841
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2046	30	30,730
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2046	30	30,774
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2046	40	41,999
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2047	30	30,576
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2047	65	66,324
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2047	20	20,889
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2048	30	30,406
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2048	20	20,750
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2049	35	36,175
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2050	35	35,234
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.50%	02/01/2050	50	52,742
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2050	25	25,170
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2050	35	36,083
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2051	35	36,026
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.50%	11/01/2051	70	73,959
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	02/01/2052	30	30,808
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	02/01/2053	50	50,212
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2054	70	71,901
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.50%	11/01/2054	105	110,534
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.25%	11/01/2055	45	46,133
New York (City of), NY Transitional Finance Authority, Series 2026, RB	5.00%	11/01/2056	80	80,110
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	30	23,258
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.25%	02/01/2042	30	24,351
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	45	45,722
New York (City of), NY Transitional Finance Authority, Subseries 2019 S1B, RB	3.00%	07/15/2049	85	60,830
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	20	17,978
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	20	21,143
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	10	10,560
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	10	10,550
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	140	149,677
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	35	35,950
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	45	46,534
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	135	137,499
New York (State of), Series 2013 A, GO Bonds	3.50%	03/01/2043	120	106,082
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2042	85	91,763
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2043	5	5,380
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

221

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of), Series 2025 A, Ref. GO Bonds	5.00%	03/15/2044	$120	$128,615
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2042	15	15,017
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2043	20	20,021
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	90	90,509
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2043	50	50,270
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2044	40	40,202
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2045	45	41,067
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2046	35	31,665
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2047	50	44,799
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	75	75,851
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2045	30	26,712
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2046	30	26,556
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2043	50	50,735
New York (State of) Dormitory Authority, Series 2018 A, RB	4.00%	03/15/2048	5	4,433
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2043	80	74,061
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2045	90	91,519
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2048	145	129,159
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	80	80,979
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2045	330	305,309
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	85	87,718
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	35	36,068
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	25	25,714
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	35	35,931
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2046	30	30,740
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	35	35,778
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	4.00%	03/15/2048	35	31,226
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	4.00%	03/15/2049	40	35,402
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	345	250,880
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	60	42,855
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	890	768,098
New York (State of) Dormitory Authority, Series 2020 A, RB	5.00%	10/01/2050	580	617,070
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	760	640,840
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	65	51,747
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2043	60	56,014
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2045	50	46,041
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	70	63,815
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2048	85	75,899
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2050	85	59,924
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	310	279,738
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	3.00%	02/15/2049	50	35,753
New York (State of) Dormitory Authority, Series 2020 D-2026, Ref. RB	4.00%	02/15/2049	90	79,767
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	35	32,811
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2043	20	18,671
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2044	25	25,736
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	80	72,125
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2049	15	15,215
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	3.00%	03/15/2051	25	17,444
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	45	41,670
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	95	85,649
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2048	35	31,253
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2049	40	35,428
New York (State of) Dormitory Authority, Series 2021, RB	3.00%	03/15/2051	40	27,910
New York (State of) Dormitory Authority, Series 2021, Ref. RB	4.00%	03/15/2043	30	28,007
New York (State of) Dormitory Authority, Series 2021, Ref. RB	4.00%	07/01/2048	145	124,658
New York (State of) Dormitory Authority, Series 2021, Ref. RB	3.00%	03/15/2050	40	28,152
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	5.00%	10/01/2042	20	20,593
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	20	18,080
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	80	74,996
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

222

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	$55	$51,346
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	145	149,286
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2049	160	141,711
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	3.50%	03/15/2052	175	135,164
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	895	881,416
New York (State of) Dormitory Authority, Series 2022, Ref. RB	4.00%	05/01/2045	270	244,446
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.25%	10/01/2050	10	10,299
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2042	30	31,463
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2043	35	32,960
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	20	20,708
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	45	40,450
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	95	95,807
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	35	36,916
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2043	15	15,760
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2044	20	20,923
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2045	20	20,816
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2046	25	25,899
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2047	30	30,809
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2048	40	40,835
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2049	85	86,488
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2049	130	132,033
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2050	25	25,379
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	85	86,143
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2052	45	45,501
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2053	45	45,455
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2054	50	50,459
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2055	55	55,442
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2056	50	50,360
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2056	210	211,120
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	115	120,604
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	130	135,421
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	130	134,754
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	55	56,984
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	95	97,595
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2047	55	49,491
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	40	41,447
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	100	102,910
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	195	200,233
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2054	110	94,018
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	2,335	2,458,519
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2042	65	68,743
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2043	45	47,399
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2044	40	41,942
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2045	40	41,716
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2047	55	56,559
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2049	105	106,932
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2051	95	96,342
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	4.00%	03/15/2054	70	60,815
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2054	80	80,772
New York (State of) Dormitory Authority, Series 2024, RB	5.25%	07/01/2054	110	108,289
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2042	30	31,486
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2042	15	15,909
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2042	160	170,920
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	45	47,562
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2043	30	31,359
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2043	210	223,465
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	35	36,395
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	40	42,145
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

223

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	$45	$46,671
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	25	26,220
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2046	25	26,057
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2046	35	36,047
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2046	245	255,743
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2047	45	46,607
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	4.25%	03/15/2048	25	23,327
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2048	40	40,765
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2049	35	35,521
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2050	65	65,853
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.25%	03/15/2050	95	98,883
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2051	100	101,273
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.25%	07/01/2051	240	249,878
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2053	50	50,392
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2054	65	65,447
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	55	55,311
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	170	171,986
New York (State of) Dormitory Authority, Series 2025 B, Ref. RB	5.00%	03/15/2052	70	70,429
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2043	30	31,455
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2044	25	26,112
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2045	10	10,419
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2046	70	73,717
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2047	85	89,083
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2050	90	93,410
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.50%	03/15/2053	105	110,946
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2055	100	100,877
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2050	685	676,676
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2054	190	197,928
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.50%	07/01/2050	25	26,399
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.50%	07/01/2055	155	161,813
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2042	50	52,723
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2043	50	52,534
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2044	50	52,322
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2045	50	52,191
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2046	50	51,657
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2047	50	51,396
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2048	50	51,145
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.25%	03/15/2049	35	36,445
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2050	80	81,335
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	4.50%	03/15/2051	50	47,537
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.00%	03/15/2053	100	101,112
New York (State of) Dormitory Authority, Series 2026 A, Ref. RB	5.25%	03/15/2056	170	175,248
New York (State of) Dormitory Authority, Series 2026, RB	5.00%	10/01/2051	35	35,549
New York (State of) Dormitory Authority (Barnard College), Series 2025 A, Ref. RB	5.00%	07/01/2055	100	100,010
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2046	20	18,067
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	60	61,190
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	85	86,547
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	25	25,293
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	45	40,223
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	60	60,934
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	60	60,854
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	40	40,539
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	4.00%	03/15/2047	35	31,310
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2042	15	15,233
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	20	20,294
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	4.00%	03/15/2044	15	13,729
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	65	60,934
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2045	30	27,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

224

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2046	$30	$27,349
New York (State of) Dormitory Authority (Bidding Group 5), Series 2020 A, Ref. RB	4.00%	03/15/2047	55	49,586
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	235	257,060
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	485	525,793
New York (State of) Dormitory Authority (Columbia University), Series 2018 A, RB	5.00%	10/01/2048	80	85,920
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	4.00%	07/01/2050	245	219,052
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	135	136,714
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	320	293,014
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	310	270,824
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	75	76,237
New York (State of) Dormitory Authority (Green Bonds), Series 2025, RB	5.25%	07/01/2050	100	103,838
New York (State of) Dormitory Authority (Green Bonds), Series 2025, RB	5.25%	07/01/2055	130	133,802
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	65	60,191
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015, Ref. RB	5.00%	07/01/2045	165	161,589
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	185	131,164
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	275	241,655
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	195	196,185
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2022 1-B, RB	4.00%	07/01/2051	410	358,393
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB	4.00%	09/01/2045	35	30,266
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB	4.00%	09/01/2050	565	453,445
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	09/01/2050	455	317,668
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	4.00%	07/01/2043	480	413,644
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	265	254,095
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2047	115	94,811
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2052	140	110,077
New York (State of) Dormitory Authority (New School (The)), Series 2025 A, Ref. RB	4.25%	07/01/2050	115	101,552
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	320	331,379
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2049	270	277,549
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	175	160,186
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	170	173,917
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2044	175	184,842
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2045	245	257,399
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2047	95	98,425
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.25%	07/01/2055	410	423,180
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	1,385	1,221,131
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2054	975	811,273
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.25%	05/01/2054	1,000	1,010,243
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025 A, Ref. RB	5.00%	05/01/2043	190	196,421
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	4.00%	07/01/2044	165	150,746
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	80	80,477
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 C, Ref. RB	4.00%	07/01/2049	405	357,115
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	205	193,155
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	285	290,668
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	105	91,694
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	70	70,477
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB	5.25%	10/01/2049	545	550,036
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, (INS - AGI)(a)	5.50%	10/01/2054	815	836,434
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	135	134,133
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	305	290,656
New York (State of) Housing Finance Agency (Green Bonds), Series 2024 A-1, RB	5.00%	06/15/2054	140	140,740
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2045	890	833,125
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	1,205	1,082,067
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

225

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	$1,170	$1,018,554
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	390	273,976
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2060	750	640,863
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2042	95	100,698
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2054	210	182,173
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2047	310	281,240
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2052	290	253,734
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2061	355	301,103
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2048	60	61,713
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2053	45	45,791
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2058	355	363,351
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2063	340	346,958
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2051	50	42,747
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2056	100	82,964
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	230	210,994
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	100	72,367
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	325	281,702
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2053	95	63,207
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2053	110	94,784
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2045	70	65,251
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2050	80	70,940
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	3.00%	01/01/2053	85	57,738
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	50	44,175
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2042	25	22,996
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2044	25	22,817
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2047	20	17,734
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2048	45	32,386
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	45	31,950
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2050	50	34,732
New York (State of) Thruway Authority, Series 2020, RB	4.00%	01/01/2046	30	26,783
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	65	47,214
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2045	20	17,999
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	3.00%	01/01/2051	30	20,791
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.00%	03/15/2050	105	92,512
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.13%	03/15/2052	80	71,021
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2042	25	26,316
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	35	36,802
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2044	55	57,622
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	65	66,174
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	130	133,732
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2044	70	73,325
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2045	30	31,327
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2046	80	83,079
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2047	125	129,088
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2051	190	192,758
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2055	245	246,970
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2056	125	125,885
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2042	65	68,961
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2043	50	52,849
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2044	75	78,878
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2045	80	83,850
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

226

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2049	$95	$97,279
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2050	95	96,803
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2051	100	101,577
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2052	110	111,306
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2053	135	136,456
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2054	120	121,161
New York (State of) Thruway Authority, Series 2026 A, RB	5.00%	09/15/2055	150	151,310
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2043	30	31,796
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2044	25	26,360
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2045	85	89,358
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2046	50	52,234
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2051	70	71,058
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.00%	01/01/2056	65	65,449
New York (State of) Thruway Authority, Series 2026 A, Ref. RB	5.25%	01/01/2056	75	77,135
New York (State of) Thruway Authority, Series 2026 R, Ref. RB	5.00%	01/01/2056	50	50,663
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	100	85,571
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	105	92,814
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	4.00%	03/15/2044	80	73,635
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	185	186,951
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	170	171,515
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	150	130,167
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2043	45	42,010
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	40	36,976
New York (State of) Thruway Authority (Bidding Group 2), Series 2025 A, RB	5.00%	03/15/2042	50	52,798
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	145	127,451
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	100	104,278
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	4.00%	03/15/2043	80	74,475
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2052	65	57,039
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15	13,089
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2054	70	60,608
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2055	100	86,073
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	100	103,408
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	95	97,827
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	205	209,224
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	55	50,494
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	3.00%	03/15/2048	65	47,713
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	120	101,850
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2059	85	71,894
New York (State of) Thruway Authority (Bidding Group 5), Series 2022 A, Ref. RB	4.00%	03/15/2051	115	100,915
New York (State of) Thruway Authority (Green Bonds), Series 2022, RB	5.00%	03/15/2054	105	106,031
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2047	15	13,362
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2049	30	26,450
New York (State of) Thruway Authority (Group 2), Series 2020 N, RB	4.00%	01/01/2045	10	8,978
New York (State of) Thruway Authority (Group 2), Series 2020, RB	4.00%	01/01/2043	35	32,048
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	50	47,001
New York (State of) Thruway Authority (Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2046	15	13,452
New York (State of) Thruway Authority (Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2048	30	26,584
New York (State of) Thruway Authority (Group 2), Series 2021 O, Ref. RB	3.00%	01/01/2050	30	20,933
New York (State of) Thruway Authority (Group 2), Series 2025, RB	5.13%	03/15/2057	125	126,924
New York (State of) Thruway Authority (Group 2), Series 2025, RB	5.00%	03/15/2059	275	276,349
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	55	50,856
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2046	50	46,331
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2047	55	49,819
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	3.00%	03/15/2050	45	32,381
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	3.00%	03/15/2051	70	49,781
New York (State of) Thruway Authority (Group 4), Series 2025, RB	5.00%	03/15/2053	215	217,134
New York (State of) Thruway Authority (Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2057	100	85,174
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2041	55	59,511
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

227

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2022, Ref. RB	5.00%	09/15/2052	$105	$107,037
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	195	202,000
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	06/15/2053	115	118,431
New York City Health and Hospitals Corp., Series 2025 A, RB	5.00%	02/15/2042	105	110,626
New York City Housing Development Corp. (Green Bonds), Series 2018, VRD RB(d)	2.26%	05/01/2050	500	500,000
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	95	87,476
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2016 A, RB(b)(c)	5.00%	11/15/2026	170	170,803
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2026 B, Ref. RB	5.00%	11/15/2046	155	161,708
New York Liberty Development Corp., Series 2019, Ref. RB	2.45%	09/15/2069	995	958,670
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	675	537,056
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	910	669,812
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	625	568,257
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	675	530,687
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.13%	09/15/2050	775	553,573
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.25%	09/15/2052	230	161,359
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.50%	09/15/2052	130	96,600
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.63%	09/15/2069	560	529,800
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	885	833,230
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	890	660,087
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	1,140	819,879
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,500	1,015,052
New York State Environmental Facilities Corp., Series 2016, Ref. RB	4.00%	06/15/2046	300	276,204
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2050	180	186,713
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2055	320	329,003
New York State Environmental Facilities Corp. (Green Bonds), Series 2022, RB	5.00%	09/15/2047	250	260,057
New York State Environmental Facilities Corp. (Green Bonds), Series 2022, RB	5.25%	09/15/2052	290	302,481
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 A, Ref. RB	5.00%	06/15/2046	60	60,418
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB	5.00%	06/15/2042	230	232,107
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, RB	5.00%	06/15/2047	150	150,957
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2017, Ref. RB	5.00%	06/15/2042	270	272,431
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2043	25	25,428
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2018 B, RB	5.00%	06/15/2048	75	76,091
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	110	102,557
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	105	95,401
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	185	170,881
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	205	210,940
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2023, Ref. RB	5.00%	06/15/2053	10	10,235
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	165	171,157
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	460	481,506
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2043	45	41,363
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2044	40	36,559
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	40	36,288
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2046	15	13,447
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

228

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2047	$35	$31,069
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	60	61,273
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	90	91,878
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2044	65	66,272
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2045	75	76,368
New York State Urban Development Corp., Series 2019 A, RB	4.00%	03/15/2048	80	70,256
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2042	115	108,252
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	75	70,317
New York State Urban Development Corp., Series 2019 A, Ref. RB	3.00%	03/15/2049	35	24,916
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2046	75	67,135
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2047	75	66,576
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	95	98,202
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	315	287,044
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	480	420,380
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	125	88,123
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2045	130	118,639
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	275	281,095
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2049	150	131,158
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	100	73,074
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2048	110	79,293
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2049	105	74,872
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2050	110	77,548
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	125	115,906
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	155	159,888
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	180	185,367
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	165	118,940
New York State Urban Development Corp., Series 2021 A, Ref. RB	4.00%	03/15/2048	125	114,431
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2043	20	20,760
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2044	70	72,377
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2044	5	5,206
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2051	45	45,730
New York State Urban Development Corp., Series 2023 A, RB	5.00%	03/15/2053	140	141,850
New York State Urban Development Corp., Series 2023 B, Ref. RB	4.00%	03/15/2050	40	34,421
New York State Urban Development Corp., Series 2024 A, RB	5.00%	03/15/2054	125	126,065
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2042	100	80,182
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2042	55	57,723
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2043	100	104,588
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	100	93,279
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2045	80	74,444
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	85	78,206
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	105	98,583
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	130	120,972
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	125	116,769
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	135	124,400
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	120	110,823
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	60	62,299
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	90	93,057
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2047	75	77,173
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	70	71,730
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2042	85	78,816
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2043	105	96,923
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2044	90	82,616
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	100	90,058
New York State Urban Development Corp. (Bidding Group 4), Series 2020, Ref. RB	4.00%	03/15/2045	105	95,681
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	145	102,397
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	75	76,912
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2047	55	56,222
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	40	40,719
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

229

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2049	$115	$116,761
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	65	65,910
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	70	71,559
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	75	76,422
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	100	101,414
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	175	176,009
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	160	148,376
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	240	221,090
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2044	180	130,945
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2049	265	228,543
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	250	257,138
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	230	235,865
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2047	240	219,804
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2049	330	299,000
Onondaga Civic Development Corp., Series 2025, RB	4.50%	12/01/2050	310	300,945
Onondaga Civic Development Corp., Series 2025, RB	5.50%	12/01/2056	645	684,816
Saratoga County Capital Resource Corp. (WSWHE Boces Project), Series 2025, RB	5.00%	07/01/2047	120	123,356
Schenectady County Capital Resource Corp. (Union College), Series 2017, Ref. RB	5.00%	01/01/2047	150	146,616
Suffolk (County of), NY Water Authority, Series 2018 A, RB	3.25%	06/01/2043	230	190,063
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	165	128,549
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2045	165	127,692
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2042	40	40,316
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	65	65,373
Triborough Bridge & Tunnel Authority, Series 2018, RB	4.00%	11/15/2047	50	44,723
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2045	20	15,317
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2047	20	14,696
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2048	20	14,398
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	100	91,838
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	455	462,817
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	4.00%	05/15/2046	80	73,470
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	2.50%	05/15/2051	30	18,405
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	3.00%	05/15/2051	135	96,714
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	65	57,824
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	20	20,834
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	30	31,198
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	40	41,004
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	4.00%	11/15/2052	90	79,082
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.50%	11/15/2057	110	114,550
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	65	68,067
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	90	93,568
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	4.13%	05/15/2052	90	81,093
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	235	241,179
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2057	55	56,186
Triborough Bridge & Tunnel Authority, Series 2022, Ref. RB	5.00%	05/15/2052	110	118,340
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2042	35	36,880
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2043	45	47,200
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2044	35	36,514
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	100	101,183
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	11/15/2051	80	82,312
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	05/15/2054	55	47,760
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	85	85,195
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	11/15/2054	150	129,577
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	190	193,157
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	150	127,465
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

230

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	$260	$263,175
Triborough Bridge & Tunnel Authority, Series 2024 A-2, RB	5.25%	05/15/2059	20	20,312
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2041	10	10,630
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.25%	11/15/2055	55	56,620
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2042	30	31,819
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2043	35	36,921
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2044	65	68,129
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2045	55	57,276
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2046	35	36,118
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.25%	12/01/2047	40	41,834
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.25%	12/01/2048	40	41,577
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2050	120	121,430
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	45	46,162
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	45	38,546
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	75	75,462
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	100	102,489
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	80	82,432
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	90	89,218
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	5.25%	05/15/2047	110	115,028
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, RB	4.50%	05/15/2052	75	72,225
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	85	89,944
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	50	52,541
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2049	80	81,752
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2051	30	30,516
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2054	55	55,674
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	4.13%	05/15/2054	55	48,317
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	270	276,810
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	200	208,538
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	155	157,099
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	40	40,627
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2044	60	60,871
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2045	45	45,610
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	45	45,537
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	50	44,282
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	50	50,857
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2041	20	18,761
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2042	20	18,639
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2043	20	18,492
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	225	228,595
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	4.00%	11/15/2054	150	129,577
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	165	167,051
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	160	162,411
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	75	64,817
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	100	101,028
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	60	61,128
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	20	17,551
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	75	76,959
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2057	65	66,438
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	20	20,884
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	25	25,991
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	90	92,514
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2051	115	102,305
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2057	140	140,944
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	175	179,977
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	100	86,020
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	70	71,360
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	15	15,200
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

231

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-3 RB	5.25%	05/15/2064	$85	$86,561
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB	5.00%	11/15/2048	20	20,535
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB	5.25%	11/15/2050	45	46,762
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB	5.50%	11/15/2053	100	105,589
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2047	25	26,510
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2048	25	26,312
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2051	75	77,939
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.25%	11/15/2054	80	82,633
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026 A, RB	5.50%	11/15/2056	75	79,242
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2042	90	96,146
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2043	55	58,496
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2044	50	52,757
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2045	50	52,501
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2046	5	5,212
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2047	50	51,769
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2048	50	51,434
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2049	50	51,244
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.25%	11/15/2050	50	52,240
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	4.38%	11/15/2051	50	47,568
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2026, Ref. RB	5.00%	11/15/2056	100	101,206
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2042	85	91,040
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.00%	05/15/2048	100	90,912
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2048	30	30,653
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.13%	05/15/2053	75	66,989
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2053	45	45,460
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.25%	05/15/2058	220	194,459
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.25%	05/15/2058	15	15,243
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.50%	05/15/2063	175	164,768
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2041	30	31,938
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.25%	12/01/2054	235	240,778
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.50%	12/01/2059	235	245,518
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB, (INS - AGI)(a)	4.50%	12/01/2056	95	90,694
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2047	140	142,136
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2048	15	15,873
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2049	150	158,281
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2051	215	212,548
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2053	200	209,365
				138,392,258
Puerto Rico-0.07%
San Juan (Municipality of) PR, Series 2026 A, GO Bonds	5.00%	07/01/2051	100	101,047
TOTAL INVESTMENTS IN SECURITIES(e)-98.61% (Cost $144,344,335)				139,402,075
OTHER ASSETS LESS LIABILITIES-1.39%				1,959,144
NET ASSETS-100.00%				$141,361,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

232

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2026
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2026.

(e)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty, Inc.	6.13%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

233

Invesco Preferred ETF (PGX)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Preferred Stocks-99.58%
Automobiles-1.70%
Ford Motor Co.
Pfd., 6.00%(b)	1,177,128	$22,965,767
Pfd., 6.20%	1,092,848	22,009,959
Pfd., 6.50%(b)	882,394	18,442,035
		63,417,761
Banks-35.55%
Associated Banc-Corp
Series F, Pfd., 5.63%(b)	145,397	2,775,629
Series E, Pfd., 5.88%(b)	145,396	2,899,196
Pfd., 6.63%(b)(c)	436,197	10,756,618
Banc of California, Inc., Series F, Pfd., 7.75%(c)	746,277	18,798,718
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	1,328,062	21,355,237
Series QQ, Pfd., 4.25%(b)	1,891,850	30,780,399
Series NN, Pfd., 4.38%(b)	1,576,046	26,241,166
Series SS, Pfd., 4.75%(b)	1,000,762	18,383,998
Series LL, Pfd., 5.00%(b)	1,897,919	37,009,420
Series KK, Pfd., 5.38%	2,016,228	42,300,463
Series HH, Pfd., 5.88%(b)	1,238,130	29,343,681
Series GG, Pfd., 6.00%(b)	1,969,495	47,366,355
Series K, Pfd., 6.45%	1,531,805	38,371,715
Bank of Hawaii Corp.
Series A, Pfd., 4.38%	261,719	3,996,449
Pfd., 8.00%	239,906	6,271,143
Bank OZK, Series A, Pfd., 4.63%(b)	508,910	8,193,451
Citigroup, Inc., Series II, Pfd., 6.25%(b)	1,163,218	28,149,876
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	654,308	11,895,319
Series I, Pfd., 6.50%(c)	581,601	14,429,521
Series H, Pfd., 7.38%(b)	581,927	15,089,367
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	218,108	3,642,404
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	363,502	6,557,576
Series A, Pfd., 6.00%(b)	290,803	6,476,183
Pfd., 6.88%(c)	581,600	15,011,096
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%(b)	501,616	9,926,981
Series C, Pfd., 5.63%(b)	288,169	5,908,905
Series E, Pfd., 6.63%(b)(c)	584,276	14,519,259
First Horizon Corp.
Series F, Pfd., 4.70%	218,108	3,712,198
Series E, Pfd., 6.50%(b)	218,090	5,105,487
Series H, Pfd., 6.75%	581,598	14,190,991
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	290,804	5,170,495
Hancock Whitney Corp., Pfd., 6.25%	250,813	5,455,183
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	727,019	12,010,354
Series L, Pfd., 5.50%(b)	250,796	4,807,759
Series C, Pfd., 5.70%(b)	254,446	5,298,838
Series J, Pfd., 6.88%(c)	472,572	11,908,814
	Shares	Value
Banks-(continued)
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%	2,916,665	$48,912,472
Series JJ, Pfd., 4.55%(b)	2,188,467	39,129,790
Series LL, Pfd., 4.63%	2,699,682	49,134,212
Series GG, Pfd., 4.75%(b)	1,309,663	24,529,988
Series DD, Pfd., 5.75%(b)	2,475,231	56,658,038
Series EE, Pfd., 6.00%(b)	2,699,682	66,358,184
KeyCorp
Series G, Pfd., 5.63%(b)	654,308	13,223,565
Series F, Pfd., 5.65%(b)	618,057	12,608,363
Pfd., 6.20%(c)	872,414	21,958,660
M&T Bank Corp.
Series K, Pfd., 6.35%	662,136	16,050,177
Series L, Pfd., 6.63%	875,496	22,080,009
Series J, Pfd., 7.50%(b)	1,090,506	29,225,561
Old National Bancorp
Series A, Pfd., 7.00%(b)	157,031	3,894,369
Series C, Pfd., 7.00%	178,117	4,420,864
Pinnacle Financial Partners, Inc., Series C, Pfd., 6.75%(b)	327,153	7,871,301
Popular Capital Trust II, Pfd., 6.13%	148,876	3,796,338
Regions Financial Corp.
Series E, Pfd., 4.45%(b)	581,599	9,468,432
Series C, Pfd., 5.70%(c)	727,010	17,811,745
Pfd., 6.95%(c)	727,220	18,515,021
Santander Holdings USA, Inc., Series H, Pfd., 5.25%	218,107	4,569,342
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%(b)	436,197	8,976,934
Truist Financial Corp.
Series R, Pfd., 4.75%	1,344,969	23,604,206
Series O, Pfd., 5.25%(b)	836,054	16,160,924
U.S. Bancorp
Series L, Pfd., 3.75%	729,113	10,251,329
Series M, Pfd., 4.00%(b)	1,093,830	16,418,388
Series O, Pfd., 4.50%(b)	654,898	11,100,521
Series K, Pfd., 5.50%(b)	836,056	17,423,407
UMB Financial Corp., Pfd., 7.75%(c)	436,201	11,559,326
Valley National Bancorp, Series C, Pfd., 8.25%(c)	218,106	5,624,954
WaFd, Inc., Series A, Pfd., 4.88%(b)	436,199	7,288,885
Wells Fargo & Co.
Series DD, Pfd., 4.25%	1,823,878	29,309,719
Series CC, Pfd., 4.38%	1,529,638	25,070,767
Series AA, Pfd., 4.70%(b)	1,706,604	29,967,966
Series Z, Pfd., 4.75%(b)	2,935,947	52,318,576
Series Y, Pfd., 5.63%(b)	1,001,767	22,259,263
Wesbanco, Inc., Series B, Pfd., 7.38%(c)	334,425	8,618,132
Wintrust Financial Corp., Series F, Pfd., 7.88%(c)	617,947	16,184,032
		1,326,464,004
Capital Markets-11.92%
Affiliated Managers Group, Inc.
Pfd., 4.20%(b)	290,803	4,242,816
Pfd., 4.75%	399,844	6,397,504
Pfd., 5.88%	436,186	8,462,008
Pfd., 6.75%(b)	659,307	14,662,988
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

234

Invesco Preferred ETF (PGX)—(continued)
August 31, 2026
	Shares	Value
Capital Markets-(continued)
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(b)(c)	727,001	$18,305,885
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)	337,246	5,038,455
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)	579,338	8,603,169
Brookfield Oaktree Holdings LLC
Series B, Pfd., 6.55%	346,696	7,086,466
Series A, Pfd., 6.63%	261,717	5,383,519
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	872,412	14,726,315
Series D, Pfd., 5.95%(b)	1,095,506	25,448,604
KKR & Co., Inc., Series T, Pfd., 6.88%(b)	862,870	20,173,901
Morgan Stanley
Series O, Pfd., 4.25%(b)	1,896,239	31,136,244
Series L, Pfd., 4.88%(b)	723,202	13,588,966
Series K, Pfd., 5.85%	1,461,265	32,834,625
Series I, Pfd., 6.38%(b)	1,461,265	35,698,704
Series P, Pfd., 6.50%	1,459,274	36,686,148
Series Q, Pfd., 6.63%(b)	1,459,283	36,963,638
Series F, Pfd., 6.88%(b)	1,236,413	31,268,885
Series E, Pfd., 7.13%	1,257,701	32,021,067
New Mountain Finance Corp., Pfd., 8.25%(b)	167,209	4,228,716
Northern Trust Corp., Series E, Pfd., 4.70%(b)	581,597	11,015,447
State Street Corp., Series G, Pfd., 5.35%	727,003	14,998,072
Stifel Financial Corp.
Series D, Pfd., 4.50%(b)	436,794	6,905,713
Pfd., 5.20%(b)	327,400	6,436,684
Series C, Pfd., 6.13%(b)	328,471	7,114,682
Series B, Pfd., 6.25%(b)	236,077	5,262,156
		444,691,377
Chemicals-0.11%
EIDP, Inc., Series B, Pfd., 4.50%	60,801	3,965,441
Commercial Services & Supplies-0.30%
Pitney Bowes, Inc., Pfd., 6.70%(b)	507,856	11,096,654
Consumer Finance-4.13%
Atlanticus Holdings Corp., Pfd., 9.25%	243,057	6,166,356
Bread Financial Holdings, Inc., Series B, Pfd., 8.88%(b)(c)	196,291	4,897,460
Capital One Financial Corp.
Series N, Pfd., 4.25%	618,228	9,390,883
Series L, Pfd., 4.38%	981,459	14,947,621
Series K, Pfd., 4.63%	181,753	2,933,493
Series J, Pfd., 4.80%(b)	1,823,970	30,551,498
Series I, Pfd., 5.00%	2,188,821	38,260,591
Navient Corp., Pfd., 6.00%(b)	436,200	8,021,718
Synchrony Financial
Series A, Pfd., 5.63%	1,090,503	20,217,926
Series B, Pfd., 8.25%(b)(c)	727,005	18,829,430
		154,216,976
	Shares	Value
Diversified REITs-0.26%
Global Net Lease, Inc.
Series B, Pfd., 6.88%, (Acquired 06/08/2022 - 05/16/2023; Cost $3,084,223)(b)(d)	171,427	$3,812,537
Series A, Pfd., 7.25%(b)	247,158	5,706,878
		9,519,415
Diversified Telecommunication Services-3.57%
AT&T, Inc.
Series C, Pfd., 4.75%	2,553,499	42,975,388
Series A, Pfd., 5.00%(b)	1,750,534	30,844,409
Pfd., 5.35%(b)	1,924,112	37,308,532
Qwest Corp.
Pfd., 6.50%(b)	752,389	12,557,372
Pfd., 6.75%(b)	554,216	9,565,768
		133,251,469
Electric Utilities-8.92%
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)(b)	436,848	7,312,836
Brookfield Infrastructure Finance ULC
Pfd., 5.00% (Canada)	366,595	5,810,531
Pfd., 7.25% (Canada)(b)	227,685	5,512,254
Duke Energy Corp.
Pfd., 5.63%	727,005	16,066,811
Series A, Pfd., 5.75%(b)	1,459,274	34,774,499
Entergy Arkansas LLC, Pfd., 4.88%	459,815	8,980,187
Entergy Louisiana LLC, Pfd., 4.88%(b)	393,122	7,736,641
Entergy Mississippi LLC, Pfd., 4.90%(b)	372,828	7,456,560
Entergy New Orleans LLC, Pfd., 5.50%(b)	302,151	6,296,827
Georgia Power Co., Series 2017-A, Pfd., 5.00%	393,587	8,060,662
National Rural Utilities Cooperative Finance Corp., Series US, Pfd., 5.50%(b)	363,502	7,669,892
NextEra Energy Capital Holdings, Inc.
Series N, Pfd., 5.65%	1,002,627	20,924,825
Series .Z, Pfd., 6.50%(b)	874,870	20,471,958
Series U, Pfd., 6.50%(b)	1,278,079	29,728,118
Pacific Gas and Electric Co., Series A, Pfd., 6.00%(b)	153,092	3,214,932
SCE Trust II, Pfd., 5.10%(b)	322,041	5,442,493
SCE Trust VI, Pfd., 5.00%(b)	690,648	11,444,037
SCE Trust VII, Series M, Pfd., 7.50%(b)	807,589	19,123,708
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,093,504	17,277,363
Series 2020, Pfd., 4.95%(b)	1,458,954	26,625,910
Pfd., 5.25%(b)	656,307	12,889,869
Pfd., 6.50%(b)	823,598	20,622,894
Xcel Energy, Inc., Pfd., 6.25%	1,313,609	29,490,522
		332,934,329
Financial Services-4.74%
Apollo Global Management, Inc., Pfd., 7.63%(b)(c)	875,413	22,454,344
Brookfield BRP Holdings (Canada), Inc.
Pfd., 4.63% (Canada)(b)	506,221	7,648,999
Pfd., 4.88% (Canada)	381,269	6,199,434
Pfd., 7.25% (Canada)(b)	216,484	5,067,890
Carlyle Finance LLC, Pfd., 4.63%(b)	732,002	11,704,712
Corebridge Financial, Inc., Pfd., 6.38%	877,412	19,004,744
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

235

Invesco Preferred ETF (PGX)—(continued)
August 31, 2026
	Shares	Value
Financial Services-(continued)
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	436,198	$7,284,507
Series A, Pfd., 5.25%	1,168,215	22,184,403
Jackson Financial, Inc., Pfd., 8.00%(b)(c)	804,708	20,713,184
KKR Group Finance Co. IX LLC, Pfd., 4.63%(b)	727,002	11,762,892
Merchants Bancorp
Series C, Pfd., 6.00%	285,247	5,682,120
Pfd., 7.63%(b)	334,425	8,390,723
Pfd., 8.25%(c)	207,202	5,300,227
TPG Operating Group II L.P., Pfd., 6.95%(b)	586,600	13,233,696
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	436,197	10,224,458
		176,856,333
Gas Utilities-0.17%
Spire, Inc., Pfd., 6.38%(b)	290,804	6,383,148
Independent Power and Renewable Electricity Producers-0.13%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	293,222	4,940,791
Insurance-14.70%
AEGON Funding Co. LLC, Pfd., 5.10%(b)	1,349,965	23,988,878
Allstate Corp. (The)
Series I, Pfd., 4.75%	437,197	7,589,740
Series H, Pfd., 5.10%	1,678,111	31,263,208
Series J, Pfd., 7.38%	873,150	22,570,927
American Financial Group, Inc.
Pfd., 4.50%	290,790	4,681,719
Pfd., 5.13%	295,805	5,333,364
Pfd., 5.63%(b)	218,494	4,531,566
Pfd., 5.88%	181,753	3,716,849
American National Group, Inc., Pfd., 7.38%(b)	436,200	10,111,116
Arch Capital Group Ltd.
Series G, Pfd., 4.55%(b)	727,005	11,493,949
Series F, Pfd., 5.45%(b)	484,826	9,187,453
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	363,500	6,768,370
Pfd., 5.63% (Bermuda)	363,500	6,757,465
Pfd., 7.00% (Bermuda)(b)	329,908	7,733,043
Assurant, Inc., Pfd., 5.25%(b)	363,485	6,691,759
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	839,054	13,634,627
Series B, Pfd., 5.63%(b)	501,638	9,310,401
Series A, Pfd., 6.35%(b)(c)	1,258,091	29,967,728
Pfd., 7.25%(c)	839,054	20,842,101
Series E, Pfd., 7.75%(c)	727,017	18,371,720
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	804,706	14,790,496
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	508,913	5,185,823
Series C, Pfd., 5.38%(b)	846,055	9,974,988
Pfd., 6.25%(b)	545,256	8,593,235
Series A, Pfd., 6.60%(b)	617,948	8,892,272
Series B, Pfd., 6.75%(b)	585,244	8,608,939
CNO Financial Group, Inc., Pfd., 5.13%(b)	218,090	3,539,601
F&G Annuities & Life, Inc.
Pfd., 7.30%	545,257	11,434,039
Pfd., 7.95%(b)	506,640	12,574,805
Globe Life, Inc., Pfd., 4.25%(b)	472,556	7,163,949
	Shares	Value
Insurance-(continued)
Hartford Insurance Group, Inc. (The), Series G, Pfd., 6.00%	506,639	$12,377,191
Lincoln National Corp., Series D, Pfd., 9.00%	727,001	19,120,126
MetLife, Inc.
Series F, Pfd., 4.75%(b)	1,460,859	25,769,553
Series E, Pfd., 5.63%	1,170,486	24,591,911
Prudential Financial, Inc.
Pfd., 4.13%(b)	727,005	11,123,176
Pfd., 5.63%(b)	821,516	16,767,142
Pfd., 5.95%	444,200	9,608,046
Reinsurance Group of America, Inc., Pfd., 7.13%(c)	1,022,813	26,245,382
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	732,002	10,775,069
Series F, Pfd., 5.75% (Bermuda)(b)	363,500	7,339,065
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	290,803	4,489,998
Unum Group, Pfd., 6.25%(b)	436,197	9,338,978
W.R. Berkley Corp.
Pfd., 4.13%(b)	436,200	6,590,982
Pfd., 4.25%(b)	363,500	5,659,695
Pfd., 5.10%	441,198	7,941,564
Pfd., 5.70%(b)	268,990	5,551,954
		548,593,962
Leisure Products-0.21%
Brunswick Corp., Pfd., 6.38%(b)	317,327	7,739,606
Multi-Utilities-3.08%
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	288,737	4,807,471
Series 13, Pfd., 5.13% (Canada)	293,222	5,031,690
CMS Energy Corp.
Series C, Pfd., 4.20%	334,425	5,434,406
Pfd., 5.63%	290,804	5,818,988
Pfd., 5.88%(b)	407,115	8,671,549
Pfd., 5.88%(b)	924,025	19,552,369
DTE Energy Co.
Pfd., 4.38%(b)	415,116	6,629,403
Series G, Pfd., 4.38%(b)	334,423	5,267,162
Series E, Investment Units, 5.25%	581,598	11,329,529
Series H, Pfd., 6.25%	872,946	20,191,241
Sempra, Pfd., 5.75%(b)	1,106,401	22,360,364
		115,094,172
Office REITs-1.00%
SL Green Realty Corp., Series I, Pfd., 6.50%(b)	334,425	7,206,859
Vornado Realty Trust
Series O, Pfd., 4.45%(b)	475,333	6,911,342
Series M, Pfd., 5.25%(b)	471,781	8,303,345
Series N, Pfd., 5.25%(b)	439,979	7,668,834
Series L, Pfd., 5.40%(b)	402,847	7,090,107
		37,180,487
Oil, Gas & Consumable Fuels-0.63%
SCE Trust VIII, Series N, Pfd., 6.95%(b)	508,911	11,414,874
TransCanada PipeLines Ltd., Pfd., 6.25% (Canada)	542,979	11,923,819
		23,338,693
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

236

Invesco Preferred ETF (PGX)—(continued)
August 31, 2026
	Shares	Value
Real Estate Management & Development-0.88%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	421,557	$5,939,738
Series A-2, Pfd., 6.38%	366,595	5,658,394
Series A-1, Pfd., 6.50%	269,847	4,438,983
Brookfield Property Preferred L.P., Pfd., 6.25%	984,052	16,728,884
		32,765,999
Residential REITs-0.20%
American Homes 4 Rent
Series G, Pfd., 5.88%(b)	167,193	3,723,388
Series H, Pfd., 6.25%	167,207	3,900,939
		7,624,327
Retail REITs-0.61%
Agree Realty Corp., Series A, Pfd., 4.25%(b)	254,448	4,274,726
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	218,107	4,202,922
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	323,593	6,478,332
Series M, Pfd., 5.25%(b)	385,400	7,862,160
		22,818,140
Specialized REITs-3.90%
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	498,928	9,704,150
Series J, Pfd., 5.25%	298,271	5,866,991
Series K, Pfd., 5.85%(b)	306,876	6,898,572
EPR Properties, Series G, Pfd., 5.75%	218,109	4,658,808
Public Storage
Series N, Pfd., 3.88%(b)	411,454	6,011,343
Series O, Pfd., 3.90%(b)	264,276	3,832,002
Series Q, Pfd., 3.95%(b)	209,252	3,048,802
Series P, Pfd., 4.00%(b)	887,331	13,123,625
Series R, Pfd., 4.00%(b)	633,276	9,416,814
Series S, Pfd., 4.10%(b)	446,662	6,891,995
Series M, Pfd., 4.13%	334,683	5,110,609
Series L, Pfd., 4.63%(b)	832,081	14,253,547
Series J, Pfd., 4.70%(b)	376,289	6,618,923
Series K, Pfd., 4.75%(b)	334,825	5,916,358
Series I, Pfd., 4.88%(b)	460,260	8,376,732
Series G, Pfd., 5.05%(b)	518,846	9,723,174
Series F, Pfd., 5.15%	404,917	7,810,849
Series H, Pfd., 5.60%(b)	414,952	8,643,450
Series T, Pfd., 6.00%	426,064	9,603,483
Series U, Pfd., 6.00%	716	16,955
		145,527,182
Trading Companies & Distributors-0.88%
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)	253,643	4,760,879
Pfd., 6.88% (Bermuda)(b)	218,425	5,019,406
Pfd., 7.38% (Bermuda)(b)	253,880	6,344,461
Series G, Pfd., 7.50% (Bermuda)	256,634	6,113,022
Pfd., 7.63% (Bermuda)(b)	216,981	5,285,657
Pfd., 8.00% (Bermuda)(b)	210,779	5,353,787
		32,877,212
	Shares	Value
Wireless Telecommunication Services-1.99%
Array Digital Infrastructure, Inc.
Pfd., 5.50%	153,937	$2,584,602
Pfd., 6.25%(b)	156,174	2,967,306
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%(b)	1,004,012	19,266,991
Series UU, Pfd., 6.63%(b)	612,398	12,860,358
T-Mobile USA, Inc.
Pfd., 5.50%(b)	585,362	11,742,362
Pfd., 5.50%(b)	575,221	11,564,818
Pfd., 6.25%(b)	573,835	13,249,850
		74,236,287
Total Preferred Stocks (Cost $4,745,649,283)		3,715,533,765

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)(f) (Cost $169,402)	169,402	169,402
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.59% (Cost $4,745,818,685)		3,715,703,167
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.41%
Invesco Private Government Fund, 3.73%(e)(f)(g)	14,648,918	14,648,918
Invesco Private Prime Fund, 3.82%(e)(f)(g)	37,902,953	37,910,534
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,554,407)		52,559,452
TOTAL INVESTMENTS IN SECURITIES-101.00% (Cost $4,798,373,092)		3,768,262,619
OTHER ASSETS LESS LIABILITIES-(1.00)%		(37,220,696)
NET ASSETS-100.00%		$3,731,041,923
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

237

Invesco Preferred ETF (PGX)—(continued)
August 31, 2026
Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Restricted security. The value of this security at August 31, 2026 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,022,396	$267,798,880	$(269,651,874)	$-	$-	$169,402	$243,987
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,766,560	163,962,140	(167,079,782)	-	-	14,648,918	520,324 *
Invesco Private Prime Fund	46,054,253	412,916,959	(421,061,523)	1,731	(886)	37,910,534	1,403,604 *
Total	$65,843,209	$844,677,979	$(857,793,179)	$1,731	$(886)	$52,728,854	$2,167,915

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

238

Invesco Short Term Treasury ETF (TBLL)
August 31, 2026
Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-97.41%
U.S. Treasury Bills-58.86%(a)
3.61%–3.67%, 09/01/2026	$39,875,600	$39,875,600
3.60%, 09/03/2026	600	600
3.60%, 09/08/2026	400	400
3.64%, 09/10/2026	900	899
3.64%, 09/15/2026	700	699
3.63%, 09/17/2026	800	799
3.66%, 09/22/2026	900	898
3.66%, 09/24/2026	300	299
3.71%, 09/29/2026	500	499
3.43%–3.77%, 10/01/2026	48,530,800	48,380,995
3.66%–3.72%, 10/06/2026	35,393,900	35,266,836
3.63%–3.76%, 10/08/2026	56,081,300	55,867,099
3.67%–3.76%, 10/13/2026	54,882,700	54,645,764
3.65%–3.75%, 10/15/2026	56,081,300	55,826,565
3.68%–3.79%, 10/20/2026	54,882,700	54,604,698
3.65%–3.79%, 10/22/2026	56,081,300	55,784,615
3.68%–3.81%, 10/27/2026	54,882,700	54,563,469
3.70%–3.75%, 10/29/2026	65,856,300	65,458,386
3.70%–3.74%, 11/03/2026	55,019,400	54,658,562
3.68%–3.82%, 11/05/2026	63,454,500	63,025,720
3.70%–3.75%, 11/10/2026	55,019,400	54,620,838
3.69%–3.82%, 11/12/2026	49,458,700	49,088,937
3.70%–3.91%, 11/17/2026	60,800,600	60,316,071
3.70%–3.82%, 11/19/2026	28,545,200	28,310,923
3.72%–3.81%, 11/24/2026	55,019,400	54,540,124
3.46%–3.75%, 11/27/2026	56,908,000	56,393,179
3.72%–3.85%, 12/03/2026	48,811,400	48,336,838
3.73%, 12/08/2026	10,000,000	9,897,712
3.74%–3.86%, 12/10/2026	48,811,400	48,302,519
3.77%, 12/15/2026	20,000,000	19,780,142
3.74%–3.85%, 12/17/2026	54,882,700	54,268,703
3.77%, 12/22/2026	20,000,000	19,763,828
3.45%–3.91%, 12/24/2026	48,694,400	48,107,904
3.79%, 12/29/2026	25,000,000	24,684,340
3.80%–3.88%, 12/31/2026	55,019,400	54,312,982
3.78%–3.84%, 01/07/2027	55,019,400	54,276,614
3.78%–3.91%, 01/14/2027	51,548,400	50,812,115
3.60%–3.92%, 01/21/2027	47,467,800	46,753,633
3.81%–3.91%, 01/28/2027	51,702,600	50,880,253
3.88%, 02/04/2027	7,000,000	6,883,632
3.83%, 02/11/2027	25,000,000	24,563,918
3.80%–3.91%, 02/18/2027	10,153,000	9,968,357
3.85%, 02/25/2027	30,000,000	29,430,945
3.63%–3.89%, 03/18/2027	21,344,400	20,901,953
3.70%–3.96%, 04/15/2027	31,695,700	30,927,145
3.61%–3.80%, 05/13/2027	28,661,500	27,881,796
	Principal Amount	Value
U.S. Treasury Bills-(continued)
3.85%–4.03%, 06/10/2027	$16,116,700	$15,624,461
3.91%–4.07%, 07/08/2027	27,498,500	26,566,366
3.94%, 08/05/2027	20,000,000	19,255,273
		1,683,414,903
U.S. Treasury Bonds-0.32%
6.38%, 08/15/2027	9,000,000	9,181,055
U.S. Treasury Notes-38.23%
0.88% - 3.50%, 09/30/2026	700	699
4.63%, 10/15/2026	52,879,000	52,926,509
1.13% - 4.13%, 10/31/2026	87,867,000	87,596,017
2.00% - 4.63%, 11/15/2026	54,938,600	54,863,752
1.25% - 4.25%, 11/30/2026	52,461,500	52,259,072
4.38%, 12/15/2026	28,129,900	28,168,908
1.25% - 4.25%, 12/31/2026	86,398,900	86,065,855
4.00%, 01/15/2027	28,129,900	28,140,888
1.50% - 4.13%, 01/31/2027	63,730,300	63,218,545
2.25% - 4.13%, 02/15/2027	53,191,300	53,096,000
1.13% - 4.13%, 02/28/2027	47,993,900	47,529,406
4.25%, 03/15/2027	32,610,200	32,658,181
0.63% - 3.88%, 03/31/2027	71,023,500	70,501,842
4.50%, 04/15/2027	12,461,100	12,494,229
0.50% - 3.75%, 04/30/2027	57,371,800	56,641,170
2.38% - 4.50%, 05/15/2027	44,863,800	44,695,423
0.50% - 3.88%, 05/31/2027	82,685,100	81,483,066
4.63%, 06/15/2027	27,498,500	27,596,786
0.50% - 3.75%, 06/30/2027	26,621,700	26,416,344
4.38%, 07/15/2027	31,291,400	31,340,537
0.38% - 3.88%, 07/31/2027	58,000,000	57,111,758
2.25% - 3.75%, 08/15/2027	50,000,000	49,499,414
0.50% - 3.63%, 08/31/2027	50,000,000	49,188,945
		1,093,493,346
Total U.S. Treasury Securities (Cost $2,787,138,134)		2,786,089,304
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(b)(c) (Cost $165,215)	165,215	165,215
TOTAL INVESTMENTS IN SECURITIES-97.42% (Cost $2,787,303,349)		2,786,254,519
OTHER ASSETS LESS LIABILITIES-2.58%		73,878,373
NET ASSETS-100.00%		$2,860,132,892

Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

239

Invesco Short Term Treasury ETF (TBLL)—(continued)
August 31, 2026

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,660	$108,601,047	$(108,472,492)	$-	$-	$165,215	$54,267

(c)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

240

Invesco Taxable Municipal Bond ETF (BAB)
August 31, 2026
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.06%
Alabama-0.64%
Alabama (State of) Economic Settlement Authority, Series 2016 B, RB	4.26%	09/15/2032	$430	$421,643
Alabama (State of) Federal Aid Highway Finance Authority, Series 2021 B, Ref. RB	1.73%	09/01/2028	25	23,682
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	1.55%	09/01/2027	10	9,733
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	1.86%	09/01/2029	190	175,600
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	2.65%	09/01/2037	2,100	1,683,460
Alabama (State of) Port Authority, Series 2017 D, Ref. RB, (INS - AGI)(a)	4.72%	10/01/2040	35	31,825
Alabama (State of) Public School & College Authority (Social Bonds), Series 2010, RB	5.15%	09/01/2027	85	85,635
Alabama Incentives Financing Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	3.54%	09/01/2042	35	28,342
Birmingham (City of), AL Water Works Board (The), Series 2019, Ref. RB	3.46%	01/01/2039	230	198,053
Birmingham (City of), AL Water Works Board (The), Series 2019, Ref. RB	3.57%	01/01/2045	75	59,240
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	1.71%	01/01/2030	5	4,569
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	1.81%	01/01/2031	65	57,956
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.01%	01/01/2032	150	131,287
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.61%	01/01/2037	1,000	804,067
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.71%	01/01/2038	1,000	793,070
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.86%	01/01/2043	35	25,558
Huntsville (City of), AL Health Care Authority (The), Series 2013 A, RB	5.50%	11/15/2043	1,300	1,194,167
				5,727,887
Alaska-0.01%
Alaska (State of) Industrial Development & Export Authority (Rental Car Facilities), Series 2005, RB, (INS - NATL)(a)	5.30%	03/01/2035	100	97,639
Alaska Housing Finance Corp., Series 2020 A, Ref. RB	1.73%	12/01/2028	5	4,708
				102,347
Arizona-0.88%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB(b)	2.36%	07/01/2028	100	96,103
Arizona (State of) Department of Transportation, Series 2020, Ref. RB(b)	2.46%	07/01/2030	810	745,373
Chandler (City of), AZ, Series 2021, Ref. GO Bonds	1.75%	07/01/2028	1,500	1,432,745
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	1,000	805,132
Glendale (City of), AZ, Series 2021, COP	1.72%	07/01/2027	5	4,895
Glendale (City of), AZ, Series 2021, COP	2.06%	07/01/2029	25	23,347
Glendale (City of), AZ, Series 2021, COP	2.22%	07/01/2030	10	9,159
Glendale (City of), AZ, Series 2021, COP	2.32%	07/01/2031	10	8,974
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 B, RB	3.17%	09/01/2051	95	59,997
Phoenix (City of), AZ, Series 2024 B, GO Bonds	4.46%	07/01/2029	10	9,989
Phoenix (City of), AZ, Series 2024 B, GO Bonds	4.51%	07/01/2030	40	39,931
Phoenix (City of), AZ, Series 2024 B, GO Bonds	4.52%	07/01/2031	35	34,824
Phoenix Civic Improvement Corp., Series 2021 C, Ref. RB	2.97%	07/01/2044	105	73,973
Pima (County of), AZ, Series 2021, RB	1.76%	05/01/2029	50	46,466
Pima (County of), AZ, Series 2021, RB	2.03%	05/01/2031	335	297,223
Pima (County of), AZ, Series 2022 B, COP	5.38%	12/01/2027	20	20,226
Pinal (county of), AZ, Series 2022, RB, (INS - BAM)(a)	5.74%	08/01/2052	200	193,413
Salt River Project Agricultural Improvement & Power District, Series 2010, RB	4.84%	01/01/2041	1,600	1,506,912
Salt River Project Agricultural Improvement & Power District, Series 2020, RB	2.57%	01/01/2050	45	26,536
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	250	236,272
Tempe (City of), AZ, Series 2021, COP	1.40%	07/01/2027	70	68,281
Tempe (City of), AZ, Series 2021, COP	1.75%	07/01/2029	10	9,227
Tempe (City of), AZ, Series 2021, COP	1.85%	07/01/2030	70	62,935
Tempe (City of), AZ, Series 2021, COP	1.95%	07/01/2031	15	13,152
Tempe (City of), AZ, Series 2021, COP	2.07%	07/01/2032	55	47,117
Tempe (City of), AZ, Series 2021, COP	2.17%	07/01/2033	25	20,889
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	80	62,122
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	1.70%	07/01/2029	500	460,970
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

241

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	1.85%	07/01/2030	$10	$8,997
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	2.86%	07/01/2047	1,945	1,369,844
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	140	112,132
				7,907,156
Arkansas-0.02%
University of Arkansas, Series 2019 B, RB	3.35%	03/01/2038	30	25,403
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	160	122,725
				148,128
California-22.03%
Alameda (City of), CA Corridor Transportation Authority, Series 1999 C, RB, (INS - NATL)(a)	6.60%	10/01/2029	60	41,115
Alameda (City of), CA Corridor Transportation Authority, Series 2004, Ref. RB, (INS - AMBAC)(a)(c)	0.00%	10/01/2028	110	99,188
Alameda (City of), CA Corridor Transportation Authority, Series 2004, Ref. RB, (INS - AMBAC)(a)(c)	0.00%	10/01/2033	60	41,038
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B , Ref. RB(c)	0.00%	10/01/2042	200	77,317
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B, Ref. RB, (INS - AGI)(a)	5.40%	10/01/2046	1,785	1,676,304
Alameda (City of), CA Corridor Transportation Authority, Series 2024, Ref. RB, (INS - AGI)(a)(c)	0.00%	10/01/2047	1,630	432,214
Alameda (County of), CA, Series 2018 A, GO Bonds	3.82%	08/01/2038	10	8,957
Alameda (County of), CA (Social Bonds), Series 2022 A-1, GO Bonds	4.55%	08/01/2042	2,275	2,058,321
Arcadia (City of), CA, Series 2020, RB	3.17%	12/01/2040	75	59,026
Baldwin Park Unified School District, Series 2019, Ref. GO Bonds(c)	0.00%	08/01/2044	80	28,477
Bay Area Toll Authority, Series 2009, RB	6.26%	04/01/2049	1,640	1,650,467
Bay Area Toll Authority, Series 2019, Ref. RB(b)	2.57%	04/01/2031	110	105,294
Bay Area Toll Authority, Series 2019, Ref. RB	3.55%	04/01/2054	185	130,039
Bay Area Toll Authority, Series 2021 F-1, Ref. RB	1.63%	04/01/2028	50	47,904
Bay Area Toll Authority, Series 2021 F-1, Ref. RB	2.02%	04/01/2030	805	736,914
Bay Area Toll Authority, Series 2021 F-3, Ref. RB	3.13%	04/01/2055	1,090	702,052
Bay Area Toll Authority, Series 2021 S-10, Ref. RB	3.18%	04/01/2041	90	70,755
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	2,717	2,973,879
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	2,115	2,277,102
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	7,480	8,360,788
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	9,790	11,284,205
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	6,060	6,737,254
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	3,700	4,130,433
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,400	5,043,648
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,090	8,243,275
California (State of), Series 2018, GO Bonds	3.50%	04/01/2028	40	39,471
California (State of), Series 2018, Ref. GO Bonds(b)(d)	4.60%	04/01/2028	465	466,407
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	2,880	2,814,684
California (State of), Series 2019, GO Bonds	2.38%	10/01/2026	80	79,872
California (State of), Series 2019, GO Bonds	3.05%	04/01/2029	170	164,034
California (State of), Series 2019, GO Bonds	2.50%	10/01/2029	310	291,952
California (State of), Series 2020 C, Ref. GO Bonds	3.00%	11/01/2030	40	37,472
California (State of), Series 2020, GO Bonds	1.75%	11/01/2030	360	321,287
California (State of), Series 2021 A, Ref. GO Bonds	2.00%	10/01/2029	15	13,885
California (State of), Series 2021 B, Ref. GO Bonds	3.00%	08/01/2030	130	122,320
California (State of), Series 2021, GO Bonds	1.70%	02/01/2028	25	24,102
California (State of), Series 2022, GO Bonds	5.10%	10/01/2029	10	10,138
California (State of), Series 2022, GO Bonds	5.20%	10/01/2030	245	249,682
California (State of), Series 2022, GO Bonds	5.25%	10/01/2031	120	122,618
California (State of), Series 2022, GO Bonds	5.70%	10/01/2032	35	36,550
California (State of), Series 2023, GO Bonds	5.10%	03/01/2029	1,330	1,350,047
California (State of), Series 2023, GO Bonds	6.00%	03/01/2030	1,435	1,497,350
California (State of), Series 2023, GO Bonds	5.75%	10/01/2031	255	266,259
California (State of), Series 2023, GO Bonds	6.00%	03/01/2033	100	105,399
California (State of), Series 2023, GO Bonds	5.13%	03/01/2038	1,565	1,537,026
California (State of), Series 2023, GO Bonds	5.88%	10/01/2041	1,880	1,923,126
California (State of), Series 2023, GO Bonds	5.20%	03/01/2043	1,500	1,438,260
California (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2031	95	96,041
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

242

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, GO Bonds	4.50%	08/01/2029	$25	$24,978
California (State of), Series 2024, GO Bonds	5.13%	09/01/2029	100	101,627
California (State of), Series 2024, GO Bonds	5.15%	09/01/2034	1,075	1,083,480
California (State of), Series 2025, GO Bonds	4.88%	09/01/2030	2,310	2,332,756
California (State of), Series 2025, GO Bonds	5.10%	09/01/2035	800	799,238
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.32%	12/01/2028	60	55,916
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	1,410	1,103,817
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	1,545	1,173,219
California (State of) Department of Water Resources (Central Valley), Series 2021, RB	2.08%	12/01/2032	15	12,781
California (State of) Educational Facilities Authority (Santa Clara University), Series 2017, Ref. RB	3.84%	04/01/2047	250	195,686
California (State of) Health Facilities Financing Authority, Series 2019, RB	2.86%	06/01/2031	5	4,596
California (State of) Health Facilities Financing Authority, Series 2022, RB	3.79%	06/01/2032	5	4,732
California (State of) Health Facilities Financing Authority, Series 2022, RB	4.14%	06/01/2034	40	37,713
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 B, Ref. RB	3.74%	06/01/2047	5	3,603
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.53%	06/01/2028	25	24,171
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.58%	06/01/2029	25	23,688
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.70%	06/01/2030	20	18,637
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.93%	06/01/2032	45	40,674
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.98%	06/01/2033	265	235,283
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	3.03%	06/01/2034	50	43,630
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	1.83%	06/01/2029	100	92,824
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	1.98%	06/01/2030	130	117,936
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	2.13%	06/01/2031	120	106,605
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2022, RB	3.69%	06/01/2031	25	23,850
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2022, RB	4.19%	06/01/2037	1,070	983,250
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2022, RB	4.35%	06/01/2041	120	106,508
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	968,455
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	941,608
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	916,861
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	893,339
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	2.72%	10/01/2040	160	123,028
California (State of) Infrastructure & Economic Development Bank (The Scripps Research Inst), Series 2021, RB	3.46%	07/01/2051	25	17,580
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	925	942,358
California (State of) Municipal Finance Authority (Community Health System), Series 2021, Ref. RB, (INS - AGI)(a)	3.28%	02/01/2046	220	165,893
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	2,565	1,889,024
California (State of) Public Finance Authority (Childrens Hospital), Series 2026, Ref. RB, (INS - AGI)(a)	5.40%	11/15/2031	630	636,697
California (State of) Public Finance Authority (PIH Health), Series 2024, RB, (INS - AGI)(a)	5.45%	06/01/2034	125	124,658
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	720	786,251
California (State of) Public Works Board (Lee State Office Complex), Series 2024, RB	5.05%	04/01/2032	80	80,518
California (State of) Public Works Board (Lee State Office Complex), Series 2024, RB	5.08%	04/01/2034	90	89,961
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	4.99%	04/01/2031	145	145,951
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.06%	04/01/2033	100	100,308
California (State of) Statewide Communities Development Authority (Buck Institute For Research on Aging), Series 2020, Ref. RB, (INS - AGI)(a)	3.81%	11/15/2055	50	34,606
California (State of) Statewide Communities Development Authority (California Independent System Operator Corp.) (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	150	114,819
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	1,380	1,117,282
California State University, Series 2017 B, Ref. RB	3.90%	11/01/2047	30	23,657
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

243

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2019 D, RB	1.69%	11/01/2029	$90	$82,288
California State University, Series 2019 E, RB	2.90%	11/01/2051	55	37,283
California State University, Series 2020 B, Ref. RB	2.97%	11/01/2039	115	90,695
California State University, Series 2020 B, Ref. RB	3.07%	11/01/2042	65	48,785
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	2,645	1,697,334
California State University, Series 2020 D, RB	1.34%	11/01/2027	400	386,166
California State University, Series 2020 D, RB	1.94%	11/01/2031	125	108,923
California State University, Series 2020 D, RB	2.09%	11/01/2032	10	8,526
California State University, Series 2020 D, RB	2.19%	11/01/2033	30	25,016
California State University, Series 2020 D, RB	2.82%	11/01/2042	170	122,400
California State University, Series 2021 B, Ref. RB	1.36%	11/01/2027	40	38,627
California State University, Series 2021 B, Ref. RB	1.67%	11/01/2029	625	571,153
California State University, Series 2021 B, Ref. RB	1.79%	11/01/2030	80	71,304
California State University, Series 2021 B, Ref. RB	1.85%	11/01/2031	30	26,025
California State University, Series 2021 B, Ref. RB	1.99%	11/01/2032	30	25,426
California State University, Series 2021 B, Ref. RB	2.14%	11/01/2033	115	95,580
California State University, Series 2021 B, Ref. RB	2.27%	11/01/2034	180	146,894
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	1,350	982,001
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	1,300	823,614
California State University, Series 2021 B, Ref. RB	2.94%	11/01/2052	985	635,063
California State University, Series 2023 B, RB	5.18%	11/01/2053	2,085	1,908,296
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.50%	01/15/2038	35	30,237
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	90	70,464
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.29%	08/01/2027	165	160,666
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.52%	08/01/2028	95	89,988
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.69%	08/01/2029	150	138,550
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.79%	08/01/2030	210	189,226
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.89%	08/01/2031	65	57,177
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.99%	08/01/2032	60	51,559
Chaffey Community College District, Series 2024, Ref. GO Bonds	5.12%	06/01/2042	80	76,151
Chaffey Community College District (Election of 2018), Series 2024 B-2, GO Bonds	6.00%	06/01/2044	30	30,790
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	666,548
Clovis Unified School District, Series 2021 B, Ref. GO Bonds	3.07%	08/01/2039	130	103,501
Coast Community College District, Series 2020, Ref. GO Bonds	2.26%	08/01/2035	50	41,129
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	788,453
Contra Costa (County of), CA Transportation Authority, Series 2010, GO Bonds	6.50%	08/01/2034	100	105,150
Contra Costa (County of), CA Transportation Authority, Series 2019, Ref. GO Bonds	2.26%	08/01/2029	20	18,794
Corona (City of), CA, Series 2021, RB	2.34%	05/01/2031	285	256,717
Corona (City of), CA, Series 2021, RB	2.57%	05/01/2033	70	60,784
Corona (City of), CA, Series 2021, RB	2.70%	05/01/2034	75	64,163
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	573,468
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	575	402,474
East Side Union High School District, Series 2020 B, Ref. GO Bonds, (INS - BAM)(a)	3.13%	08/01/2042	330	254,346
El Monte (City of), CA, Series 2020, RB, (INS - AGI)(a)	3.77%	08/01/2045	10	7,579
El Monte (City of), CA, Series 2020, RB, (INS - AGI)(a)	3.92%	08/01/2050	50	36,165
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	100	77,835
Emery Unified School District, Series 2019, Ref. GO Bonds(c)	0.00%	08/01/2045	120	41,449
Foothill-Eastern Transportation Corridor Agency, Series 2019 A, Ref. RB	4.09%	01/15/2049	1,330	1,039,456
Foothill-Eastern Transportation Corridor Agency, Series 2019 A, Ref. RB, (INS - AGI)(a)	3.82%	01/15/2049	35	26,570
Foothill-Eastern Transportation Corridor Agency, Series 2019 A, Ref. RB, (INS - AGI)(a)	3.92%	01/15/2053	355	263,469
Foothill-Eastern Transportation Corridor Agency, Series 2021 B, Ref. RB, (INS - AGI)(a)	2.96%	01/15/2046	760	521,785
Foothill-Eastern Transportation Corridor Agency, Series 2021 D, Ref. RB, (INS - AGI)(a)	3.06%	01/15/2043	925	684,161
Fremont Unified School District, Series 2021, Ref. GO Bonds	1.58%	08/01/2029	50	46,082
Fremont Unified School District, Series 2021, Ref. GO Bonds	1.63%	08/01/2030	20	17,932
Fresno (City of), CA, Series 2004 A, RB, (INS - NATL)(a)(c)	0.00%	08/15/2031	325	255,336
Fresno (City of), CA, Series 2004 A, RB, (INS - NATL)(a)(c)	0.00%	08/15/2032	165	122,696
Fresno (City of), CA, Series 2004, RB, (INS - NATL)(a)(c)	0.00%	08/15/2030	195	161,343
Fresno (City of), CA, Series 2010 A-2, Ref. RB	6.50%	06/01/2030	1,355	1,392,511
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

244

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Fresno (City of), CA, Series 2010, Ref. RB	6.75%	06/01/2040	$80	$86,287
Fresno Unified School District, Series 2019, Ref. GO Bonds(c)	0.00%	08/01/2034	1,750	1,207,618
Fresno Unified School District, Series 2020, Ref. GO Bonds	3.01%	08/01/2047	50	34,295
Gardena (City of), CA, Series 2020, RB	3.85%	04/01/2039	85	74,110
Gilroy Unified School District, Series 2019, Ref. GO Bonds	3.36%	08/01/2047	1,050	765,066
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	2.59%	06/01/2029	130	121,755
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	2.69%	06/01/2030	150	137,471
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	2.79%	06/01/2031	265	238,132
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.04%	06/01/2032	950	843,840
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	1,150	953,207
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	2,545	1,921,752
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	4.21%	06/01/2050	2,765	1,879,125
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	2.35%	06/01/2030	30	27,370
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	2.75%	06/01/2034	350	303,225
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	995	803,565
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.29%	06/01/2042	895	663,987
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.00%	06/01/2046	65	60,008
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.85%	06/01/2050	640	578,922
Huntington Beach (City of), CA, Series 2021, Ref. RB	3.28%	06/15/2040	15	11,998
Huntington Beach (City of), CA, Series 2021, Ref. RB	3.38%	06/15/2044	10	7,454
Huntington Beach Union High School District, Series 2021, Ref. GO Bonds	1.53%	08/01/2027	10	9,752
Industry (City of), CA, Series 2015 A, Ref. RB, (INS - AGI)(a)	4.63%	01/01/2034	90	88,397
Inglewood (City of), CA, Series 2017, Ref. RB, (INS - AGI)(a)	4.35%	09/01/2047	40	32,760
Inglewood (City of), CA, Series 2020, RB, (INS - AGI)(a)	3.92%	09/01/2050	140	103,153
Inglewood (City of), CA, Series 2023, RB, (INS - AGI)(a)	6.40%	09/01/2053	130	131,906
Inland Empire Tobacco Securitization Corp., Series 2019, Ref. RB	3.68%	06/01/2038	130	125,931
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,141,933
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	120	123,096
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	100	111,022
Los Angeles (City of), CA, Series 2010, RB	5.81%	06/01/2040	285	289,494
Los Angeles (City of), CA, Series 2016 A, Ref. GO Bonds	3.55%	09/01/2031	1,505	1,460,408
Los Angeles (City of), CA, Series 2016, Ref. RB	3.89%	05/15/2038	65	58,175
Los Angeles (City of), CA, Series 2018 A, GO Bonds	3.88%	09/01/2038	200	179,074
Los Angeles (City of), CA, Series 2022 A, GO Bonds	5.00%	09/01/2029	100	101,112
Los Angeles (City of), CA, Series 2022 A, GO Bonds	5.00%	09/01/2030	180	182,193
Los Angeles (City of), CA, Series 2022 A, GO Bonds	5.00%	09/01/2031	80	80,904
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2022, RB, (INS - AGI)(a)	3.16%	05/15/2029	35	33,682
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2022, RB, (INS - AGI)(a)	3.26%	05/15/2030	85	80,806
Los Angeles (City of), CA Department of Airports (Green Bonds), Series 2022, RB, (INS - AGI)(a)	3.36%	05/15/2031	20	18,797
Los Angeles (City of), CA Department of Water & Power, Series 2010 A, RB	6.60%	07/01/2050	1,515	1,571,605
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	2,940	3,035,985
Los Angeles (County of), CA Public Works Financing Authority, Series 2010, RB	7.62%	08/01/2040	165	188,759
Los Angeles (County of), CA Redevelopment Refunding Authority, Series 2016, Ref. RB	3.38%	09/01/2040	20	16,173
Los Angeles Community College District, Series 2010 D, GO Bonds	6.68%	08/01/2036	10	10,982
Los Angeles Community College District, Series 2010, GO Bonds	6.75%	08/01/2049	5	5,278
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.61%	08/01/2028	10	9,623
Los Angeles Community College District, Series 2020, Ref. GO Bonds	1.81%	08/01/2030	620	565,814
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.11%	08/01/2032	155	135,822
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.34%	08/01/2033	35	29,727
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.49%	08/01/2035	1,000	815,946
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.83%	08/01/2039	10	7,900
Los Angeles Community College District (Election of 2003), Series 2004 B, GO Bonds	5.52%	08/01/2029	615	624,741
Los Angeles Unified School District, Series 2025, RB	4.48%	10/01/2030	50	49,280
Los Angeles Unified School District, Series 2025, RB	4.96%	10/01/2033	205	202,920
Los Angeles Unified School District, Series 2025, RB	5.06%	10/01/2034	75	74,265
Los Angeles Unified School District, Series 2025, RB	5.46%	10/01/2040	5	4,895
Los Angeles Unified School District (Green Bonds), Series 2025, RB	4.65%	10/01/2031	40	39,465
Los Angeles Unified School District (Green Bonds), Series 2025, RB	4.78%	10/01/2032	5	4,933
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

245

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District (Green Bonds), Series 2025, RB	5.33%	10/01/2038	$80	$78,760
Los Angeles Unified School District (Green Bonds), Series 2025, RB	5.41%	10/01/2039	65	63,953
Marin Community College District (Election of 2016), Series 2019 B-1, GO Bonds	4.03%	08/01/2038	1,200	1,085,922
Modesto Irrigation District (Build America Bonds), Series 2010, RB	7.20%	10/01/2040	25	27,719
Montebello (City of), CA, Series 2020, RB, (INS - AGI)(a)	4.06%	06/01/2039	1,020	908,647
Montebello (City of), CA, Series 2020, RB, (INS - AGI)(a)	4.26%	06/01/2045	95	78,608
Montebello Public Financing Authority (Top Golf), Series 2022, RB	6.50%	11/01/2043	125	129,163
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	140	102,771
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	4.10%	05/01/2030	20	19,500
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	4.33%	05/01/2031	70	68,283
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025, RB	4.75%	05/01/2034	60	58,351
Municipal Improvement Corp. of Los Angeles (Real Property), Series 2010, RB	7.84%	11/01/2040	445	516,913
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	855	893,240
National City (City of), CA, Series 2021, RB	3.42%	11/01/2042	100	78,619
Northern California Power Agency, Series 2010 B, RB	7.31%	06/01/2040	953	1,046,077
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	842	827,250
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	681	653,142
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	972	909,871
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	486	444,092
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	368	328,837
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	819	716,114
Oakland Unified School District, Series 2021, Ref. GO Bonds, (INS - BAM)(a)	3.12%	08/01/2040	750	583,929
Orange (City of), CA, Series 2021, Ref. RB, (INS - BAM)(a)	3.02%	06/01/2040	180	139,185
Otay Water District Financing Authority, Series 2010, RB	6.58%	09/01/2040	85	89,896
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	1,105	816,324
Palm Desert (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB, (INS - BAM)(a)	4.25%	10/01/2037	25	22,952
Palomar Community College District, Series 2020, Ref. GO Bonds	1.84%	08/01/2029	10	9,284
Palomar Community College District, Series 2020, Ref. GO Bonds	1.99%	08/01/2030	105	95,449
Palomar Community College District, Series 2021, Ref. GO Bonds	2.82%	08/01/2040	100	75,599
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	1,010	743,687
Pasadena Public Financing Authority, Series 2010, RB	7.15%	03/01/2043	10	11,460
Pasadena Unified School District, Series 2019, Ref. GO Bonds, (INS - AGI)(a)	2.88%	05/01/2037	35	29,676
Paso Robles Joint Unified School District, Series 2010, GO Bonds	6.60%	09/01/2040	10	10,588
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	2,100	1,764,989
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,305	1,013,775
Rancho Cucamonga Redevelopment Agency Successor Agency, Series 2007, RB, (INS - NATL)(a)	6.26%	09/01/2031	220	185,155
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	3,000	3,000,000
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	1,995	2,060,626
Regents of the University of California Medical Center, Series 2010 H, RB	6.55%	05/15/2048	255	262,996
Regents of the University of California Medical Center, Series 2016 M, Ref. RB	3.29%	05/15/2036	70	62,062
Regents of the University of California Medical Center, Series 2020 N, RB	3.01%	05/15/2050	795	503,006
Regents of the University of California Medical Center, Series 2020 N, RB	3.26%	05/15/2060	2,090	1,273,698
Regents of the University of California Medical Center, Series 2020 N, RB	3.71%	05/15/2120	1,585	939,486
Regents of the University of California Medical Center, Series 2022, RB	4.13%	05/15/2032	355	341,957
Regents of the University of California Medical Center, Series 2022, RB	4.56%	05/15/2053	2,570	2,115,817
Richmond (City of), CA, Series 2022, Ref. RB	5.79%	01/15/2044	280	274,423
Riverside (City of), CA, Series 2005 A, RB	5.04%	02/15/2035	205	204,563
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	550	575,596
Riverside (City of), CA, Series 2010, RB	7.61%	10/01/2040	400	461,680
Riverside (City of), CA, Series 2020 A, RB	2.87%	06/01/2030	15	14,069
Riverside (City of), CA, Series 2020, RB	2.96%	02/15/2027	15	14,905
Riverside (City of), CA, Series 2020, RB	3.82%	02/15/2038	1,015	952,538
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	1,736,818
Riverside (County of), CA Infrastructure Financing Authority, Series 2021 B, Ref. RB	1.77%	11/01/2027	5	4,852
Riverside (County of), CA Infrastructure Financing Authority, Series 2021 B, Ref. RB	2.13%	11/01/2029	40	37,052
Riverside (County of), CA Infrastructure Financing Authority, Series 2021 B, Ref. RB	2.23%	11/01/2030	245	222,108
Riverside (County of), CA Redevelopment Agency, Series 2018 B, Ref. RB	4.00%	09/01/2037	45	40,344
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

246

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Riverside County Infrastructure Financing Authority, Series 2021 B, Ref. RB	1.98%	11/01/2028	$90	$85,220
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2013, GO Bonds	5.65%	07/01/2038	15	14,671
Sacramento (County of), CA Public Financing Authority, Series 2015, RB	5.64%	04/01/2050	125	123,705
San Bernardino Community College District, Series 2009, GO Bonds	7.43%	08/01/2039	45	52,362
San Bernardino Community College District, Series 2019, Ref. GO Bonds	2.84%	08/01/2031	10	9,201
San Bernardino Community College District, Series 2020, Ref. GO Bonds	1.90%	08/01/2030	25	22,813
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	731,966
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	345	218,546
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB(b)(d)	4.23%	10/15/2028	1,100	1,091,877
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment), Series 2017 B, Ref. RB	4.00%	09/01/2036	95	86,683
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment), Series 2017 B, Ref. RB	4.00%	09/01/2040	150	128,387
San Diego (County of), CA Regional Transportation Commission, Series 2019 A, Ref. RB	3.20%	04/01/2039	100	81,841
San Diego (County of), CA Water Authority, Series 2010, RB	6.14%	05/01/2049	20	20,270
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.43%	05/01/2029	95	87,702
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.53%	05/01/2030	95	85,289
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.70%	05/01/2031	155	135,920
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.80%	05/01/2032	115	98,307
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.90%	05/01/2033	25	20,854
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.95%	05/01/2034	165	133,995
San Diego Community College District, Series 2021, Ref. GO Bonds	2.38%	08/01/2033	10	8,584
San Diego Unified School District (Election of 2022), Series 2024, GO Bonds	3.97%	07/01/2029	45	44,405
San Francisco (City & County of), CA, Series 2010 C, GO Bonds	6.26%	06/15/2030	1,450	1,494,269
San Francisco (City & County of), CA, Series 2010 D, GO Bonds	6.26%	06/15/2030	10	10,305
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	125	79,474
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	590,758
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2020 C, Ref. RB	2.96%	05/01/2051	60	37,407
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB(b)	3.35%	05/01/2051	285	189,684
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	715	479,595
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2022, Ref. RB	2.73%	05/01/2032	60	53,735
San Francisco (City & County of), CA Community Facilities District No. 2014-1, Series 2017 B, RB	3.75%	09/01/2037	30	26,633
San Francisco (City & County of), CA Community Facilities District No. 2014-1, Series 2019 B, RB	4.22%	09/01/2039	10	8,965
San Francisco (City & County of), CA Community Facilities District No. 2014-1, Series 2019 B, RB	4.37%	09/01/2049	370	299,683
San Francisco (City & County of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	1,600	1,708,721
San Francisco (City & County of), CA Public Utilities Commission, Series 2016 C, RB	4.04%	11/01/2041	90	77,658
San Francisco (City & County of), CA Public Utilities Commission, Series 2016 C, RB	4.19%	11/01/2046	10	8,165
San Francisco (City & County of), CA Public Utilities Commission, Series 2020, Ref. RB	3.30%	11/01/2039	100	83,595
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency, Series 2021, RB, (INS - AGI)(a)	2.39%	08/01/2029	50	47,083
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency, Series 2025, RB, (INS - AGI)(a)	4.84%	08/01/2035	20	19,615
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Social Bonds), Series 2025, RB, (INS - AGI)(a)	4.80%	08/01/2034	60	59,046
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Affordable Housing) (Social Bonds), Series 2021, RB, (INS - AGI)(a)	2.64%	08/01/2031	65	58,971
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	500	359,823
San Francisco Community College District, Series 2020 A-1, GO Bonds	3.17%	06/15/2041	1,185	922,823
San Francisco Unified School District, Series 2010, GO Bonds	5.74%	06/15/2030	15	15,125
San Joaquin Hills Transportation Corridor Agency, Series 2021 B, Ref. RB, (INS - AGI)(a)	2.47%	01/15/2029	1,140	1,086,370
San Joaquin Hills Transportation Corridor Agency, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.22%	01/15/2035	105	91,930
San Joaquin Hills Transportation Corridor Agency, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.32%	01/15/2036	5	4,333
San Joaquin Hills Transportation Corridor Agency, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.49%	01/15/2050	250	182,776
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

247

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Jose (City of), CA, Series 2021 C, Ref. RB	3.06%	03/01/2037	$10	$8,231
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	1,000	906,237
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	1,000	846,364
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	300	240,985
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB- Check	3.13%	08/01/2028	55	53,519
San Jose (City of), CA Redevelopment Agency Successor Agency, Series 2017 A, Ref. RB- Check	3.38%	08/01/2034	45	41,299
San Jose Evergreen Community College District, Series 2020, Ref. GO Bonds	1.68%	09/01/2028	80	75,852
San Jose Evergreen Community College District, Series 2020, Ref. GO Bonds	1.85%	09/01/2029	60	55,579
San Jose Evergreen Community College District (Election of 2016), Series 2020 B-1, GO Bonds	3.06%	09/01/2045	270	192,208
San Jose Unified School District, Series 2021, Ref. GO Bonds	1.40%	08/01/2029	10	9,175
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	1,810	1,369,605
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGI)(a)	3.59%	09/01/2045	45	33,406
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGI)(a)	3.74%	09/01/2050	200	141,796
San Marcos Unified School District, Series 2020, Ref. GO Bonds, (INS - AGI)(a)	3.38%	08/01/2040	340	273,207
San Mateo County Community College District, Series 2021, Ref. GO Bonds	2.92%	09/01/2045	25	17,464
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	1.44%	08/01/2027	10	9,738
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	1.67%	08/01/2028	215	203,764
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	1.91%	08/01/2030	130	117,147
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	2.01%	08/01/2031	65	57,186
Santa Ana (City of), CA, Series 2021 A, RB	2.34%	08/01/2032	85	73,161
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	680	510,433
Santa Ana Unified School District, Series 2010, GO Bonds	6.80%	08/01/2030	5	5,232
Santa Ana Unified School District, Series 2010, GO Bonds	7.00%	08/01/2041	10	10,779
Santa Barbara (County of), CA, Series 2010, COP	6.25%	12/01/2040	5	5,262
Santa Clara (County of), CA, Series 2007, RB, (INS - NATL)(a)	6.00%	08/01/2036	25	26,421
Santa Clara (County of), CA (Election of 2016), Series 2024 C, GO Bonds	4.70%	08/01/2032	20	19,903
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	1,270	1,087,531
Santa Clara Valley Water District, Series 2023 B, RB	5.00%	06/01/2052	5	4,482
Santa Clara Valley Water District, Series 2025 B, Ref. RB	5.65%	06/01/2055	80	77,578
Santa Monica Community College District, Series 2020, Ref. GO Bonds	1.70%	08/01/2030	125	112,051
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,230	921,884
Santa Monica-Malibu Unified School District, Series 2019, Ref. GO Bonds	3.11%	08/01/2043	15	11,212
Solano County Community College District, Series 2019, Ref. GO Bonds	3.19%	08/01/2047	15	10,558
Sonoma (County of), CA, Series 2010 A, RB	6.00%	12/01/2029	55	56,040
South Pasadena Unified School District, Series 2019 B, GO Bonds	3.40%	08/01/2049	20	14,116
Stockton Public Financing Authority, Series 2019, Ref. RB, (INS - BAM)(a)	3.61%	10/01/2040	250	203,575
Torrance Joint Powers Financing Authority, Series 2020, RB	3.70%	10/01/2039	345	294,618
Torrance Joint Powers Financing Authority, Series 2020, RB	3.80%	10/01/2043	50	40,058
Torrance Unified School District, Series 2019, Ref. GO Bonds	3.34%	08/01/2039	25	20,573
Tulare (County of), CA, Series 2018, RB	4.31%	06/01/2033	5	4,783
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	1,250	1,162,473
University of California, Series 2012 AD, RB	4.86%	05/15/2112	870	685,385
University of California, Series 2015 AP, Ref. RB	3.93%	05/15/2045	1,010	906,861
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	2,227	1,721,329
University of California, Series 2015 J, Ref. RB	4.06%	05/15/2031	10	9,724
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	110	94,124
University of California, Series 2017 AW, RB	4.10%	05/15/2047	20	16,260
University of California, Series 2018, RB	4.43%	05/15/2048	1,120	933,500
University of California, Series 2019 BD, RB(b)	3.35%	07/01/2029	2,745	2,655,181
University of California, Series 2020 BF, RB	1.61%	05/15/2029	25	23,148
University of California, Series 2020 BG, RB	1.61%	05/15/2030	3,750	3,371,931
University of California, Series 2020, RB	1.71%	05/15/2030	75	67,644
University of California, Series 2020, RB	2.65%	05/15/2050	325	201,825
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	100	95,018
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	780	723,856
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,065	967,106
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,125	997,940
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	1,000	864,610
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

248

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	$1,000	$845,540
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	480	397,535
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	200	162,606
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	200	159,839
University of California, Series 2021 BJ, RB	3.07%	05/15/2051	1,695	1,078,058
University of California, Series 2023, RB	4.69%	05/15/2033	1,045	1,034,186
University of California, Series 2023, RB	5.10%	05/15/2033	10	10,127
University of California, Series 2024 B, RB	4.93%	05/15/2034	770	766,337
University of California (Limited), Series 2015 J, Ref. RB	4.13%	05/15/2045	60	53,019
University of California College of the Law (San Francisco) CA, Series 2026, RB, (INS - BAM)(a)	5.99%	08/01/2050	150	147,741
Val Verde Unified School District, Series 2021, Ref. GO Bonds, (INS - AGI)(a)	3.17%	08/01/2043	40	29,792
Ventura County Community College District, Series 2019, Ref. GO Bonds	2.37%	08/01/2029	20	18,808
Ventura County Community College District, Series 2019, Ref. GO Bonds	2.42%	08/01/2030	155	142,800
Ventura County Public Financing Authority, Series 2020 A, Ref. RB	3.24%	11/01/2043	30	22,795
West Covina (City of), CA Public Financing Authority, Series 2020 A, RB	3.74%	08/01/2038	240	209,002
West Covina (City of), CA Public Financing Authority, Series 2020 A, RB	3.89%	08/01/2044	220	174,261
West Kern Water District, Series 2010, COP	6.72%	06/01/2040	55	59,285
Yosemite Community College District, Series 2022, Ref. GO Bonds	2.35%	08/01/2029	105	98,640
Yosemite Community College District, Series 2022, Ref. GO Bonds	2.46%	08/01/2030	130	119,864
Yosemite Community College District, Series 2022, Ref. GO Bonds	2.61%	08/01/2032	30	26,610
				198,433,286
Colorado-1.49%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	175	115,164
Aurora (City of), CO (Green Bonds), Series 2021, Ref. RB	1.70%	08/01/2031	820	713,454
Board of Governors of Colorado State University System, Series 2019 B, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	2.95%	03/01/2039	15	12,153
Colorado (State of), Series 2009 B, COP	6.45%	09/15/2039	120	126,394
Colorado (State of), Series 2010, COP	6.82%	03/15/2028	10	10,308
Colorado (State of), Series 2018, COP	4.05%	09/01/2038	10	9,012
Colorado (State of) Health Facilities Authority (Covenant Living Community), Series 2020, Ref. RB	3.36%	12/01/2030	35	32,701
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,200	1,020,466
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.85%	11/01/2049	5	3,713
Colorado (State of) Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	1,545	1,494,515
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	6.50%	11/01/2053	1,560	1,524,700
Colorado Housing and Finance Authority, Series 2023, RB, (CEP - GNMA)	6.50%	05/01/2049	235	222,103
Colorado Housing and Finance Authority, Series 2024, RB, (CEP - GNMA)	5.50%	11/01/2039	10	9,906
Colorado Housing and Finance Authority, Series 2024, RB, (CEP - GNMA)	6.00%	05/01/2049	50	51,271
Colorado Housing and Finance Authority, Series 2025, RB, (CEP - GNMA)	6.25%	05/01/2055	295	296,698
Colorado Housing and Finance Authority, Series 2026 C-1, Class I, RB, (CEP - GNMA)	6.00%	05/01/2033	100	102,764
Colorado Housing and Finance Authority, Series 2026 G-1, Class I, RB, (CEP - GNMA)	6.00%	05/01/2033	1,100	1,142,912
Colorado Mesa University, Series 2009 C,RB, (CEP - Colorado Higher Education Intercept Program)	5.80%	05/15/2040	170	171,552
Colorado Springs (City of), CO, Series 2010 D-4, RB	6.62%	11/15/2040	125	134,830
Denver (City & County of), CO, Series 2009, RB	6.41%	11/15/2039	10	10,684
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	950	907,151
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.04%	11/15/2028	15	14,223
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.24%	11/15/2030	5	4,539
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	1,185	1,038,291
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,500	1,291,098
Denver City & County Housing Authority, Series 2019, RB	3.24%	12/01/2038	15	12,472
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	485	494,474
Denver City & County School District No. 1, Series 2011 B, Ref. COP	7.02%	12/15/2037	1,315	1,456,373
Denver City & County School District No. 1, Series 2013 B, Ref. COP	4.24%	12/15/2037	1,005	948,694
Metropolitan State University of Denver, Series 2009, RB, (CEP - Colorado Higher Education Intercept Program)	6.24%	12/01/2039	40	42,447
Pueblo (City of), CO (Green Bonds), Series 2009, COP, (INS - AGI)(a)	6.85%	09/15/2039	40	42,922
				13,457,984
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

249

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-1.94%
Bridgeport (City of), CT, Series 2019 C, GO Bonds, (INS - BAM)(a)	3.36%	09/15/2034	$505	$457,185
Bridgeport (City of), CT, Series 2019 C, GO Bonds, (INS - BAM)(a)	3.75%	09/15/2044	430	333,039
Bridgeport (City of), CT, Series 2021 B, Ref. GO Bonds	2.48%	07/01/2030	20	18,260
Connecticut (State of), Series 2008 A, GO Bonds	5.85%	03/15/2032	4,840	5,026,521
Connecticut (State of), Series 2010, GO Bonds	5.30%	10/01/2029	335	340,316
Connecticut (State of), Series 2017 A, GO Bonds	3.75%	01/15/2028	10	9,920
Connecticut (State of), Series 2018 A, GO Bonds	3.80%	09/15/2026	25	24,994
Connecticut (State of), Series 2018 A, GO Bonds	3.85%	09/15/2027	30	29,868
Connecticut (State of), Series 2018 A, GO Bonds	3.90%	09/15/2028	35	34,610
Connecticut (State of), Series 2019 A, GO Bonds	3.33%	04/15/2027	15	14,913
Connecticut (State of), Series 2019 A, GO Bonds	3.43%	04/15/2028	860	847,069
Connecticut (State of), Series 2019 A, GO Bonds	3.48%	04/15/2029	500	487,200
Connecticut (State of), Series 2020 A, GO Bonds	2.42%	07/01/2027	85	83,719
Connecticut (State of), Series 2020 A, GO Bonds	2.63%	07/01/2029	190	180,409
Connecticut (State of), Series 2020 A, GO Bonds	2.68%	07/01/2030	170	158,557
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	405	386,232
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	490	456,799
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	885	806,052
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	757,071
Connecticut (State of), Series 2022 A, GO Bonds	3.98%	06/15/2029	120	118,232
Connecticut (State of), Series 2022 A, GO Bonds	4.06%	06/15/2030	25	24,526
Connecticut (State of), Series 2022 A, GO Bonds	4.11%	06/15/2031	15	14,632
Connecticut (State of), Series 2023 A, GO Bonds	4.51%	05/15/2028	180	180,252
Connecticut (State of), Series 2023 A, GO Bonds	4.61%	05/15/2029	15	15,027
Connecticut (State of), Series 2023 A, GO Bonds	4.66%	05/15/2030	1,130	1,131,951
Connecticut (State of), Series 2023 A, GO Bonds	4.60%	05/15/2031	30	29,896
Connecticut (State of), Series 2023 A, GO Bonds	4.63%	05/15/2032	70	69,517
Connecticut (State of), Series 2023 A, GO Bonds	4.65%	05/15/2033	25	24,706
Connecticut (State of), Series 2024 A, GO Bonds	5.38%	05/01/2027	10	10,071
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	05/01/2028	20	20,187
Connecticut (State of), Series 2024 A, GO Bonds	4.77%	05/01/2030	90	90,492
Connecticut (State of), Series 2024 A, GO Bonds	4.81%	05/01/2031	55	55,295
Connecticut (State of), Series 2024 A, GO Bonds	4.83%	05/01/2032	95	95,290
Connecticut (State of), Series 2024 A, GO Bonds	4.85%	05/01/2033	20	19,993
Connecticut (State of), Series 2024 A, GO Bonds	4.88%	05/01/2034	140	139,488
Connecticut (State of), Series 2025 A, GO Bonds	5.13%	03/15/2028	270	272,942
Connecticut (State of), Series 2025 A, GO Bonds	4.59%	03/15/2030	250	249,961
Connecticut (State of), Series 2025 A, GO Bonds	4.79%	03/15/2031	120	120,599
Connecticut (State of), Series 2025 A, GO Bonds	5.10%	03/15/2034	120	121,390
Connecticut (State of), Series 2025 A, GO Bonds	5.15%	03/15/2035	100	100,859
Connecticut (State of), Series 2025 B, GO Bonds	4.38%	08/15/2033	105	101,935
Connecticut (State of), Series 2026 A, GO Bonds	4.51%	09/15/2032	90	88,663
Connecticut (State of) Bradley International Airport (Ground Transport Center), Series 2019, RB	4.28%	07/01/2045	310	250,890
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	250	164,944
Connecticut (State of) Housing Finance Authority, Series 2024, Ref. RB	6.14%	11/15/2054	20	20,057
Hamden (Town of), CT, Series 2015, GO Bonds, (INS - BAM)(a)	5.20%	08/15/2044	190	172,801
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	1,000	774,482
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	170	156,072
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGI)(a)	3.25%	09/01/2042	190	145,605
Norwich (City of), CT, Series 2022, GO Bonds	3.55%	08/01/2041	100	82,036
Norwich (City of), CT, Series 2022, GO Bonds	3.64%	08/01/2046	100	75,711
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	30	30,673
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,625	1,711,246
Stratford (Town of), CT, Series 2013, GO Bonds	6.00%	08/15/2038	15	15,633
Waterbury (City of), CT, Series 2009, GO Bonds	7.09%	12/01/2038	95	102,914
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

250

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
West Hartford (Town of ), CT, Series 2021 B, GO Bonds	2.76%	07/01/2041	$225	$168,896
West Hartford (Town of ), CT, Series 2021 B, GO Bonds	2.86%	07/01/2046	60	40,564
				17,461,162
Delaware-0.08%
Delaware (State of), Series 2010, GO Bonds	4.55%	07/01/2029	10	9,969
New Castle (County of), DE, Series 2021 B, Ref. GO Bonds	1.37%	07/15/2027	45	43,947
University of Delaware, Series 2018, RB	4.07%	11/01/2050	770	609,345
University of Delaware, Series 2018, RB	4.22%	11/01/2058	120	93,103
				756,364
District of Columbia-0.80%
District of Columbia, Series 2010, RB	5.00%	12/01/2026	10	10,014
District of Columbia, Series 2020, Ref. RB	3.43%	04/01/2042	195	144,996
District of Columbia, Series 2022 B, RB	3.63%	07/01/2028	140	137,849
District of Columbia, Series 2022 B, RB	3.76%	07/01/2029	270	263,975
District of Columbia, Series 2023 B, Ref. RB	5.15%	05/01/2031	15	15,262
District of Columbia, Series 2023 B, Ref. RB	5.20%	05/01/2032	300	305,728
District of Columbia, Series 2023 B, Ref. RB	5.25%	05/01/2033	70	71,382
District of Columbia, Series 2025, RB	5.75%	04/01/2035	30	30,906
District of Columbia, Series 2025, Ref. RB	7.19%	10/01/2052	1,250	1,252,016
District of Columbia, Series 2026 B, RB	4.79%	06/01/2033	100	99,337
District of Columbia, Series 2026 B, RB	4.98%	06/01/2035	20	19,890
District of Columbia, Series 2026 B, RB	5.01%	06/01/2036	110	109,001
District of Columbia (National Public Radio, Inc.), Series 2020, Ref. RB	3.53%	04/01/2047	1,200	801,932
District of Columbia Water & Sewer Authority (Green Bonds), Series 2014 A, RB	4.81%	10/01/2114	1,665	1,315,141
Metropolitan Washington Airports Authority, Series 2009 D, RB	7.46%	10/01/2046	2,175	2,515,706
Washington Convention & Sports Authority, Series 2018 B, Ref. RB	4.31%	10/01/2040	120	107,931
				7,201,066
Florida-3.10%
Broward (County of), FL, Series 2019 C, Ref. RB	3.48%	10/01/2043	1,315	1,059,275
Central Florida Tourism Oversight District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	500	395,410
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGI)(a)	3.61%	08/15/2040	1,390	1,099,392
Florida Development Finance Corp. (Nova Southeastern University), Series 2020, Ref. RB	4.11%	04/01/2050	300	237,571
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGI)(a)	3.22%	02/01/2032	950	856,014
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	1.30%	01/01/2027	30	29,695
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	1.60%	01/01/2029	70	65,376
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	1,900	1,509,376
Greater Orlando Aviation Authority, Series 2022 B, RB	2.65%	10/01/2029	55	51,960
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015, RB	5.17%	10/01/2035	130	129,990
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015, RB	5.25%	10/01/2041	55	53,065
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022, Ref. RB	3.86%	10/01/2044	50	39,786
Jacksonville (City of), FL, Series 2020 C, Ref. RB	2.77%	10/01/2041	20	15,055
Miami (City of), FL, Series 2010, COP	7.00%	06/01/2040	260	286,476
Miami-Dade (County of), FL, Series 2010 B, RB	5.53%	07/01/2032	1,900	1,899,201
Miami-Dade (County of), FL, Series 2010 B, RB	5.62%	07/01/2040	200	199,866
Miami-Dade (County of), FL, Series 2016 B, Ref. RB	3.56%	10/01/2033	85	77,671
Miami-Dade (County of), FL, Series 2016 B, Ref. RB	3.66%	10/01/2034	1,130	1,023,365
Miami-Dade (County of), FL, Series 2016 B, Ref. RB	3.86%	10/01/2041	40	33,126
Miami-Dade (County of), FL, Series 2017 D, Ref. RB	3.73%	10/01/2037	45	39,362
Miami-Dade (County of), FL, Series 2017 D, Ref. RB	3.98%	10/01/2041	70	58,979
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	3.96%	10/01/2030	10	9,707
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	4.06%	10/01/2031	10	9,652
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	4.16%	10/01/2033	15	14,243
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	4.28%	10/01/2041	1,560	1,400,495
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	1,000	986,002
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	1,090	1,057,511
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

251

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	$250	$239,976
Miami-Dade (County of), FL, Series 2019 C, Ref. RB(b)	2.50%	10/01/2027	20	19,604
Miami-Dade (County of), FL, Series 2019 C, Ref. RB(b)	2.55%	10/01/2028	15	14,403
Miami-Dade (County of), FL, Series 2019 C, Ref. RB	3.49%	10/01/2042	835	661,739
Miami-Dade (County of), FL, Series 2019 E, Ref. RB	2.35%	10/01/2027	10	9,778
Miami-Dade (County of), FL, Series 2019 E, Ref. RB	2.45%	10/01/2029	15	14,047
Miami-Dade (County of), FL, Series 2019 E, Ref. RB	2.53%	10/01/2030	10	9,181
Miami-Dade (County of), FL, Series 2019, Ref. RB	2.60%	10/01/2031	65	58,497
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	250	198,024
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	2.60%	07/01/2042	1,050	779,877
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	1.86%	10/01/2029	10	9,196
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	1.96%	10/01/2030	80	71,782
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	2.31%	10/01/2033	10	8,404
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	2.66%	10/01/2036	20	16,012
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	442,587
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	150	130,338
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	500	426,262
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.74%	10/01/2036	25	20,124
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	270	213,261
Miami-Dade (County of), FL, Series 2021, Ref. RB	1.47%	10/01/2026	35	34,915
Miami-Dade (County of), FL, Series 2021, Ref. RB	2.04%	10/01/2029	100	92,418
Miami-Dade (County of), FL, Series 2021, Ref. RB	2.14%	10/01/2030	65	58,693
Miami-Dade (County of), FL, Series 2023, RB	6.22%	11/01/2055	1,090	1,105,968
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 B, Ref. RB	5.07%	04/01/2050	20	17,873
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.80%	10/01/2050	55	41,240
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGI)(a)	2.54%	10/01/2030	1,990	1,818,640
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	4,097	3,729,209
State Board of Administration Finance Corp., Series 2024 A, RB	5.53%	07/01/2034	3,400	3,475,763
Sumter Landing Community Development District, Series 2025, RB, (INS - AGI)(a)	5.74%	10/01/2045	1,000	983,249
Sumter Landing Community Development District, Series 2025, RB, (INS - AGI)(a)	5.82%	10/01/2054	500	495,025
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2020 B, Ref. RB, (INS - BAM)(a)	1.89%	07/01/2029	25	23,174
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2020 B, Ref. RB, (INS - BAM)(a)	1.94%	07/01/2030	50	45,130
Tampa Bay (City of), FL Water, Series 2024 C, Ref. RB	3.82%	10/01/2029	55	53,741
				27,955,751
Georgia-1.46%
Atlanta & Fulton County Recreation Authority, Series 2017, Ref. RB, (INS - AGI)(a)	4.00%	12/15/2046	150	120,897
Atlanta & Fulton County Recreation Authority, Series 2018, Ref. RB, (INS - AGI)(a)	5.10%	12/01/2047	70	66,278
Cobb-Marietta Coliseum & Exhibit Hall Authority, Series 2015, RB	4.50%	01/01/2047	300	269,820
Fulton (County of), GA, Series 2010, GO Bonds	5.15%	07/01/2039	230	225,641
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2019, Ref. RB	3.24%	10/01/2049	1,080	729,296
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2022, Ref. RB	3.47%	10/01/2042	660	521,323
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	100	65,129
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021, Ref. RB	2.85%	02/15/2046	45	29,760
Georgia (State of), Series 2015 B, GO Bonds	4.15%	02/01/2035	35	33,845
Georgia (State of), Series 2017 B, GO Bonds	3.30%	02/01/2037	110	97,879
Georgia (State of), Series 2018 B, GO Bonds	3.25%	07/01/2027	45	44,667
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	2,261	2,354,991
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010, RB	7.06%	04/01/2057	1,279	1,378,977
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010-A, RB	6.64%	04/01/2057	2,963	3,080,158
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

252

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	6.47%	07/01/2045	$1,800	$1,863,664
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 B, RB	6.70%	07/01/2056	1,185	1,267,719
Gwinnett (County of), GA Development Authority, Series 2026, RB	5.46%	09/01/2055	950	901,676
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019, RB	3.99%	07/01/2038	25	22,115
Valdosta & Lowndes County Hospital Authority, Series 2019, Ref. RB	3.44%	10/01/2041	90	71,197
				13,145,032
Guam-0.09%
Guam (Territory of) Waterworks Authority, Series 2020 B, Ref. RB	3.70%	07/01/2043	1,090	843,311
Hawaii-2.05%
Hawaii (State of), Series 2010 DX, GO Bonds	5.53%	02/01/2030	240	244,693
Hawaii (State of), Series 2010, GO Bonds	5.51%	02/01/2029	10	10,160
Hawaii (State of), Series 2017 A, RB	4.14%	07/01/2047	205	166,136
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	330	323,338
Hawaii (State of), Series 2020 FZ, GO Bonds	1.40%	08/01/2030	100	88,607
Hawaii (State of), Series 2020 FZ, GO Bonds	1.60%	08/01/2031	225	194,764
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	1,325	1,116,786
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	825,668
Hawaii (State of), Series 2020 FZ, GO Bonds	1.98%	08/01/2034	350	282,626
Hawaii (State of), Series 2020 FZ, GO Bonds	2.07%	08/01/2035	210	165,985
Hawaii (State of), Series 2020 FZ, GO Bonds	2.22%	08/01/2037	220	166,606
Hawaii (State of), Series 2020 FZ, GO Bonds	2.25%	08/01/2038	200	147,566
Hawaii (State of), Series 2020 FZ, GO Bonds	2.28%	08/01/2039	60	43,199
Hawaii (State of), Series 2020 FZ, GO Bonds	2.29%	08/01/2040	1,000	698,807
Hawaii (State of), Series 2020 GC, GO Bonds	1.52%	10/01/2028	70	65,931
Hawaii (State of), Series 2020 GC, GO Bonds	1.62%	10/01/2029	15	13,746
Hawaii (State of), Series 2020 GC, GO Bonds	1.72%	10/01/2030	80	71,451
Hawaii (State of), Series 2020 GC, GO Bonds	2.63%	10/01/2037	90	70,966
Hawaii (State of), Series 2020 GC, GO Bonds	2.68%	10/01/2038	1,000	772,967
Hawaii (State of), Series 2021 GD, GO Bonds	1.89%	10/01/2029	25	23,105
Hawaii (State of), Series 2021 GD, GO Bonds	2.04%	10/01/2031	120	105,720
Hawaii (State of), Series 2021 GD, GO Bonds	2.32%	10/01/2033	20	16,970
Hawaii (State of), Series 2021 GD, GO Bonds	2.42%	10/01/2034	50	41,649
Hawaii (State of), Series 2021 GD, GO Bonds	2.64%	10/01/2036	125	101,080
Hawaii (State of), Series 2021 GD, GO Bonds	2.76%	10/01/2037	840	671,342
Hawaii (State of), Series 2021 GD, GO Bonds	2.83%	10/01/2039	1,000	767,450
Hawaii (State of), Series 2021 GJ, Ref. GO Bonds	1.71%	08/01/2028	30	28,507
Hawaii (State of), Series 2021 GJ, Ref. GO Bonds	2.22%	08/01/2033	10	8,464
Hawaii (State of), Series 2021, Ref. GO Bonds	1.54%	08/01/2027	10	9,757
Hawaii (State of), Series 2021, Ref. GO Bonds	1.89%	08/01/2029	85	78,910
Hawaii (State of), Series 2021, Ref. GO Bonds	2.04%	08/01/2031	550	486,774
Hawaii (State of), Series 2022 GK, GO Bonds	5.06%	10/01/2029	25	25,363
Hawaii (State of), Series 2022 GK, GO Bonds	5.13%	10/01/2030	10	10,192
Hawaii (State of), Series 2022 GK, GO Bonds	5.15%	10/01/2031	125	127,570
Hawaii (State of), Series 2022 GK, GO Bonds	5.20%	10/01/2032	55	56,209
Hawaii (State of), Series 2023 GM, GO Bonds	5.25%	10/01/2029	100	102,005
Hawaii (State of), Series 2023 GM, GO Bonds	4.77%	10/01/2031	115	115,357
Hawaii (State of), Series 2023 GM, GO Bonds	4.82%	10/01/2032	10	10,016
Hawaii (State of), Series 2023 GM, GO Bonds	4.84%	10/01/2033	40	39,913
Hawaii (State of), Series 2023 GM, GO Bonds	5.07%	10/01/2035	10	10,036
Hawaii (State of), Series 2023 GM, GO Bonds	5.22%	10/01/2036	20	20,163
Hawaii (State of), Series 2023 GM, GO Bonds	5.32%	10/01/2038	435	437,252
Hawaii (State of), Series 2023 GM, GO Bonds	5.30%	10/01/2039	800	799,102
Hawaii (State of), Series 2023 GM, GO Bonds	5.40%	10/01/2041	500	495,351
Hawaii (State of), Series 2024 GN, GO Bonds	5.00%	10/01/2030	230	233,301
Hawaii (State of), Series 2024 GN, GO Bonds	5.25%	10/01/2031	95	97,374
Hawaii (State of), Series 2024 GN, GO Bonds	4.63%	10/01/2033	50	49,254
Hawaii (State of), Series 2024 GN, GO Bonds	4.64%	10/01/2034	30	29,369
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

253

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2024 GN, GO Bonds	4.74%	10/01/2035	$55	$53,872
Hawaii (State of), Series 2024 GN, GO Bonds	4.82%	10/01/2036	125	122,303
Hawaii (State of), Series 2024 GN, GO Bonds	4.94%	10/01/2037	120	117,735
Hawaii (State of), Series 2024 GN, GO Bonds	5.11%	10/01/2043	500	471,555
Hawaii (State of), Series 2026 GP, GO Bonds	4.21%	04/01/2031	975	959,902
Hawaii (State of), Series 2026 GQ, GO Bonds	4.36%	10/01/2031	250	246,145
Hawaii (State of), Series 2026 GQ, GO Bonds	4.66%	10/01/2034	715	701,044
Hawaii (State of), Series 2026 GQ, GO Bonds	4.72%	10/01/2035	170	166,304
Hawaii (State of), Series 2026 GQ, GO Bonds	5.63%	10/01/2037	200	207,370
Hawaii (State of), Series 2026 GQ, GO Bonds	4.95%	10/01/2038	1,250	1,217,490
Hawaii (State of), Series 2026 GQ, GO Bonds	5.42%	10/01/2045	25	24,343
Hawaii (State of) Airports System, Series 2017 A, RB	3.89%	07/01/2037	1,535	1,382,951
Hawaii (State of) Airports System, Series 2019 A, Ref. RB	2.97%	07/01/2039	55	43,874
Hawaii (State of) Airports System, Series 2019 A, Ref. RB	3.14%	07/01/2047	70	48,660
Hawaii (State of) Airports System, Series 2020 B, RB	3.48%	07/01/2050	955	671,615
Hawaii (State of) Airports System, Series 2020 E, Ref. RB	2.13%	07/01/2028	25	23,942
Hawaii (State of) Airports System, Series 2020 E, Ref. RB	2.23%	07/01/2029	100	93,605
Hawaii (State of) Department of Business Economic Development & Tourism (Sustainability Bonds), Series 2014 A-2, RB	3.24%	01/01/2031	36	35,516
Honolulu (City & County of), HI, Series 2019 J, Ref. GO Bonds	2.17%	08/01/2027	85	83,448
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	444,932
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	867,528
				18,451,691
Idaho-0.64%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	5.02%	03/01/2048	500	437,511
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.36%	01/01/2043	1,815	1,680,005
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.45%	01/01/2048	210	189,871
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.51%	01/01/2044	760	697,764
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.55%	07/01/2049	745	675,391
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	500	510,190
Idaho Energy Resources Authority, Series 2017, RB	2.95%	09/01/2028	110	106,832
Idaho Energy Resources Authority, Series 2021, RB	2.86%	09/01/2046	2,005	1,348,650
Idaho State Building Authority, Series 2017, RB(b)(d)	3.87%	09/01/2027	15	14,928
Idaho State Building Authority, Series 2018 A, RB	4.12%	09/01/2039	105	95,050
				5,756,192
Illinois-6.67%
Berwyn (City of), IL, Series 2022 A, Ref. GO Bonds, (INS - AGI)(a)	3.84%	12/01/2050	300	220,901
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	1,000	1,056,670
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,558,605
Chicago (City of), IL, Series 2010 C, GO Bonds	6.21%	01/01/2036	240	234,389
Chicago (City of), IL, Series 2010 D, GO Bonds	6.26%	01/01/2040	500	476,362
Chicago (City of), IL, Series 2010, RB	6.90%	01/01/2040	40	42,296
Chicago (City of), IL, Series 2010, RB	6.74%	11/01/2040	560	591,127
Chicago (City of), IL, Series 2011 C-1, GO Bonds	7.78%	01/01/2035	1,665	1,734,528
Chicago (City of), IL, Series 2012 B, Ref. GO Bonds	5.43%	01/01/2042	20	16,967
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	1,901	1,975,374
Chicago (City of), IL (O’Hare International Airport), Series 2010, RB	6.40%	01/01/2040	25	26,408
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	2,240	1,861,491
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	1,680	1,391,947
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.35%	01/01/2030	150	139,507
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.45%	01/01/2031	1,150	1,048,988
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.55%	01/01/2032	150	134,273
Chicago (City of), IL Transit Authority, Series 2008 A, RB	6.90%	12/01/2040	403	439,786
Chicago (City of), IL Transit Authority, Series 2008 B, RB	6.90%	12/01/2040	158	172,950
Chicago (City of), IL Transit Authority, Series 2010 B, RB	6.20%	12/01/2040	1,261	1,296,297
Cook (County of), IL, Series 2009, GO Bonds	6.31%	11/15/2031	390	402,319
Cook (County of), IL, Series 2009, GO Bonds	6.36%	11/15/2033	60	62,415
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

254

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Cook (County of), IL, Series 2010, GO Bonds	6.23%	11/15/2034	$77	$79,603
Cook (County of), IL, Series 2011 C, GO Bonds	6.21%	11/15/2033	55	56,701
Cook County School District No. 170, Series 2017 C, Ref. GO Bonds, (INS - AGI)(a)	4.65%	06/01/2042	10	8,737
Du Page (County of), IL, Series 2010, GO Bonds	5.70%	01/01/2029	495	500,600
Du Page County School District No. 15 Marquardt, Series 2016 B, Ref. GO Bonds	4.66%	12/15/2041	25	22,478
Illinois (State of), Series 2003, GO Bonds	5.10%	06/01/2033	14,197	14,185,771
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	1,065	1,125,062
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	945	965,385
Illinois (State of), Series 2010, GO Bonds	6.63%	02/01/2035	2,035	2,098,522
Illinois (State of), Series 2010, GO Bonds	7.10%	07/01/2035	356	374,099
Illinois (State of), Series 2010, GO Bonds	7.35%	07/01/2035	958	1,017,512
Illinois (State of), Series 2010-3, GO Bonds	6.73%	04/01/2035	827	856,706
Illinois (State of), Series 2012 B, GO Bonds	5.75%	01/01/2037	125	127,320
Illinois (State of), Series 2012, RB	4.08%	06/15/2036	10	9,474
Illinois (State of), Series 2013 B, GO Bonds	5.52%	04/01/2038	480	482,320
Illinois (State of), Series 2013, GO Bonds	5.65%	12/01/2038	1,246	1,253,030
Illinois (State of), Series 2013, RB	3.75%	06/15/2032	10	9,468
Illinois (State of), Series 2014, RB	4.62%	06/15/2038	144	139,475
Illinois (State of), Series 2019 A, GO Bonds	6.00%	04/01/2038	45	45,365
Illinois (State of), Series 2019 A, GO Bonds	6.00%	04/01/2044	240	236,837
Illinois (State of), Series 2022 A, GO Bonds	5.92%	10/01/2028	45	46,109
Illinois (State of), Series 2023 A, GO Bonds	5.25%	12/01/2028	110	111,133
Illinois (State of), Series 2024 A, GO Bonds	4.09%	10/01/2028	25	24,718
Illinois (State of), Series 2024 A, GO Bonds	5.20%	05/01/2029	20	20,196
Illinois (State of), Series 2024 A, GO Bonds	5.26%	05/01/2030	120	121,501
Illinois (State of), Series 2024 A, GO Bonds	4.28%	10/01/2030	100	97,765
Illinois (State of), Series 2024 A, GO Bonds	5.28%	05/01/2031	105	106,377
Illinois (State of), Series 2024 A, GO Bonds	4.33%	10/01/2031	80	77,714
Illinois (State of), Series 2024 A, GO Bonds	5.31%	05/01/2032	70	70,868
Illinois (State of), Series 2024 A, GO Bonds	4.48%	10/01/2032	50	48,475
Illinois (State of), Series 2024 A, GO Bonds	5.36%	05/01/2033	70	70,859
Illinois (State of), Series 2024 A, GO Bonds	4.54%	10/01/2033	40	38,573
Illinois (State of), Series 2025 A, GO Bonds	4.00%	09/01/2028	95	93,826
Illinois (State of), Series 2025 A, GO Bonds	4.12%	09/01/2029	80	78,475
Illinois (State of), Series 2025 A, GO Bonds	4.22%	09/01/2030	160	156,190
Illinois (State of), Series 2025 A, GO Bonds	4.40%	09/01/2031	20	19,506
Illinois (State of), Series 2025 A, GO Bonds	4.55%	09/01/2032	55	53,560
Illinois (State of), Series 2025 A, GO Bonds	4.74%	09/01/2033	85	83,020
Illinois (State of), Series 2025 A, GO Bonds	4.84%	09/01/2034	110	107,302
Illinois (State of), Series 2025 A, GO Bonds	4.89%	09/01/2035	85	82,511
Illinois (State of), Series 2026 A, GO Bonds	4.53%	04/01/2030	15	14,841
Illinois (State of), Series 2026 A, GO Bonds	5.03%	04/01/2034	70	69,318
Illinois (State of), Series 2026 A, GO Bonds	5.08%	04/01/2035	75	73,990
Illinois (State of) Finance Authority (Ann & Robert H. Lurie Children’s Hospital), Series 2018, Ref. RB	3.94%	08/15/2047	1,000	781,907
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	1,680	1,333,444
Illinois (State of) Housing Development Authority, Series 2024 B, RB, (CEP - GNMA)	5.09%	04/01/2030	55	55,037
Illinois (State of) Housing Development Authority, Series 2024 F, RB, (CEP - GNMA)	5.90%	10/01/2046	200	199,030
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 O, RB, (CEP - FNMA)	6.28%	10/01/2049	980	982,060
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, RB	4.11%	12/15/2027	10	9,909
Illinois (State of) Municipal Electric Agency, Series 2009, RB	6.83%	02/01/2035	280	290,075
Illinois (State of) Regional Transportation Authority, Series 2010, RB	6.00%	07/01/2035	500	508,543
Illinois (State of) Toll Highway Authority, Series 2009, RB	6.18%	01/01/2034	561	579,906
Illinois (State of) Toll Highway Authority, Series 2009, RB	5.85%	12/01/2034	90	91,264
Illinois Municipal Electric Agency, Series 2010, RB	7.29%	02/01/2035	70	74,001
Kane County School District No. 129 West Aurora, Series 2016, GO Bonds	4.25%	02/01/2036	15	14,248
Kane County School District No. 131 Aurora East Side, Series 2016 C, GO Bonds, (INS - AGI)(a)	4.22%	09/15/2041	15	12,737
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

255

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Metropolitan Water Reclamation District of Greater Chicago, Series 2009, GO Bonds	5.72%	12/01/2038	$2,560	$2,559,150
Northern Illinois Municipal Power Agency, Series 2009, RB	6.86%	01/01/2039	230	240,568
Northern Illinois Municipal Power Agency, Series 2010 A, RB	7.62%	01/01/2030	105	109,258
Northern Illinois Municipal Power Agency, Series 2010, RB	7.82%	01/01/2040	130	146,095
Sales Tax Securitization Corp., Series 2017 B, Ref. RB	3.59%	01/01/2043	1,000	841,667
Sales Tax Securitization Corp., Series 2018 B, Ref. RB	3.82%	01/01/2048	1,500	1,175,769
Sales Tax Securitization Corp., Series 2019 A, Ref. RB	4.64%	01/01/2040	810	778,439
Sales Tax Securitization Corp., Series 2019 A, Ref. RB	4.79%	01/01/2048	250	224,034
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.86%	01/01/2031	55	50,801
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	1,500	1,363,501
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	3.06%	01/01/2034	10	8,804
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	3.11%	01/01/2035	75	64,949
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	1,295	998,851
Sales Tax Securitization Corp., Series 2021 B, Ref. RB	3.24%	01/01/2042	1,115	906,443
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.63%	01/01/2028	35	35,066
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.74%	01/01/2030	10	9,994
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.85%	01/01/2031	15	15,009
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.87%	01/01/2032	500	498,816
Sales Tax Securitization Corp., Series 2024 B, Ref. RB	4.53%	01/01/2028	5	5,003
Sales Tax Securitization Corp., Series 2024 B, Ref. RB	4.58%	01/01/2029	40	39,923
Sales Tax Securitization Corp., Series 2024 B, Ref. RB	5.23%	01/01/2039	50	49,324
Sales Tax Securitization Corp. (Social Bonds), Series 2023 B, RB	5.29%	01/01/2041	1,420	1,383,728
Sangamon (County of), IL (Waterworks System Alternative Revenue Source), Series 2010, RB	6.50%	01/01/2036	25	26,084
Will (County of), IL, Series 2010, GO Bonds	5.61%	11/15/2030	10	10,162
Will (County of), IL, Series 2020, Ref. GO Bonds	2.90%	11/15/2040	500	381,135
Will County Community Unit School District No. 365-U Valley View, Series 2009 C, Ref. GO Bonds, (INS - AGI)(a)(c)	0.00%	11/01/2027	10	9,489
Will County Community Unit School District No. 365-U Valley View, Series 2009 C, Ref. GO Bonds, (INS - AGI)(a)(c)	0.00%	11/01/2028	60	54,225
				60,063,340
Indiana-0.55%
Indiana (State of) Finance Authority, Series 2009 B, RB	6.60%	02/01/2039	650	694,083
Indiana (State of) Finance Authority (Community Foundation of Northwest Indiana Obligated Group), Series 2022, RB	4.31%	03/01/2052	20	16,312
Indiana (State of) Finance Authority (Deaconess Health System), Series 2021, Ref. RB	3.31%	03/01/2051	30	19,750
Indiana (State of) Finance Authority (Green Bonds) (Ohio River Bridges East and Crossing), Series 2021, RB	3.05%	01/01/2051	1,500	1,054,028
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 B-3, RB, (CEP - GNMA)	5.43%	07/01/2048	300	280,217
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.55%	07/01/2043	1,000	981,306
Indiana (State of) Municipal Power Agency, Series 2010, RB	5.59%	01/01/2042	55	52,463
Indiana Finance Authority, Series 2019, RB	3.63%	03/01/2039	1,450	1,238,405
Indiana University, Series 2020 B, Ref. RB	3.07%	06/01/2060	1,000	598,669
				4,935,233
Iowa-0.14%
Coralville (City of), IA, Series 2023 A, Ref. GO Bonds, (INS - AGI)(a)	6.22%	05/01/2043	1,250	1,270,601
Kansas-0.44%
Kansas (State of) Development Finance Authority, Series 2004, RB, (INS - AGI)(a)	5.50%	05/01/2034	250	255,499
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.39%	04/15/2030	10	9,896
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.73%	04/15/2037	1,500	1,449,409
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.93%	04/15/2045	1,410	1,315,652
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,000	672,270
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.66%	09/01/2027	25	24,351
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.86%	09/01/2028	40	37,948
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.96%	09/01/2029	50	46,249
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

256

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-(continued)
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	2.06%	09/01/2030	$50	$45,235
Wyandotte County Unified School District No 500, Series 2020 B, Ref. GO Bonds	3.00%	09/01/2040	80	62,671
				3,919,180
Kentucky-0.36%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	200	171,676
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.12%	07/01/2049	1,250	811,684
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.22%	07/01/2053	1,030	646,844
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	150	150,867
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2022 B, RB, (INS - AGI)(a)	4.76%	05/15/2042	285	250,674
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2009, RB	5.98%	05/15/2040	20	20,581
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2010, RB	6.25%	05/15/2043	1,000	1,015,326
Northern Kentucky University, Series 2021 A, RB, (INS - BAM)(a)	3.43%	09/01/2050	235	164,523
				3,232,175
Louisiana-1.98%
Lafayette (Parish of), LA School Board, Series 2020, Ref. RB	2.83%	04/01/2048	1,160	759,100
Louisiana (State of), Series 2021 A, Ref. RB	1.17%	06/15/2027	5	4,880
Louisiana (State of), Series 2021 A, Ref. RB	1.32%	06/15/2028	10	9,465
Louisiana (State of), Series 2021 A, Ref. RB	1.54%	06/15/2029	30	27,645
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.17%	06/01/2040	80	60,490
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.25%	06/01/2044	1,000	691,092
Louisiana (State of) Gasoline & Fuels, Series 2020 A-2, Ref. RB	1.50%	05/01/2028	20	19,065
Louisiana (State of) Gasoline & Fuels, Series 2020 A-2, Ref. RB	1.60%	05/01/2029	50	46,319
Louisiana (State of) Gasoline & Fuels, Series 2020 B-1, Ref. RB	2.83%	05/01/2043	5	3,540
Louisiana (State of) Gasoline & Fuels, Series 2022 A, Ref. RB	2.95%	05/01/2041	500	381,295
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp.), Series 2022, RB	5.20%	09/01/2039	956	966,443
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.28%	02/01/2036	1,260	1,227,928
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.48%	08/01/2039	4,845	4,645,117
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2023, RB	5.05%	12/01/2034	1,280	1,298,452
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2020, RB, (INS - AGI)(a)	2.28%	06/01/2030	530	484,603
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	100	74,313
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2022, RB	3.62%	02/01/2029	39	38,952
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2022, RB	4.15%	02/01/2033	2,430	2,401,144
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2023, RB	5.08%	06/01/2031	31	31,145
Louisiana Local Government Environmental Facilities & Community Development Auth, Series 2023, RB	5.20%	12/01/2039	2,425	2,448,652
New Orleans (City of), LA, Series 2016, GO Bonds	4.55%	12/01/2046	1,000	814,872
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.84%	06/01/2041	140	103,399
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.89%	12/01/2041	1,500	1,108,869
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.94%	06/01/2045	170	114,203
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.99%	12/01/2045	150	101,267
				17,862,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

257

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine-0.08%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.12%	07/01/2043	$930	$697,281
Maryland-1.70%
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	2.81%	07/01/2040	270	202,027
Baltimore (City of), MD (Water), Series 2020 A, Ref. RB	2.86%	07/01/2043	1,000	681,688
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	1,175	1,110,188
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	145	98,969
Baltimore (County of), MD, Series 2012, GO Bonds	3.57%	08/01/2032	550	527,131
Baltimore (County of), MD, Series 2012, GO Bonds	3.74%	08/01/2042	50	42,351
Maryland (State of), Series 2020 C, Ref. GO Bonds	1.09%	08/01/2027	150	145,746
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	1,000	972,796
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	500	446,545
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System Issue), Series 2017 E, RB	4.17%	07/01/2048	5	3,889
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2013 B, RB	4.67%	07/01/2036	1,000	966,551
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2020 D, Ref. RB	3.20%	07/01/2050	190	124,103
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2020, Ref. RB	3.05%	07/01/2040	1,590	1,205,915
Maryland (State of) Stadium Authority, Series 2020 C, Ref. RB, (CEP - Maryland Higher Education Intercept Program)	2.81%	05/01/2040	240	184,929
Maryland (State of) Stadium Authority, Series 2025, RB	4.07%	06/15/2029	10	9,850
Maryland (State of) Stadium Authority, Series 2025, RB	4.17%	06/15/2030	10	9,813
Maryland (State of) Stadium Authority, Series 2025, RB	5.50%	06/15/2045	230	225,488
Maryland (State of) Stadium Authority (Baseball Stadium), Series 2025, RB	4.83%	06/15/2035	100	98,051
Maryland (State of) Transportation Authority, Series 2002, RB, (INS - NATL)(a)	6.65%	07/01/2032	45	47,315
Maryland Community Development Administration (Social Bonds), Series 2016 A, Ref. RB	3.46%	09/01/2031	180	173,091
Maryland Community Development Administration (Social Bonds), Series 2016 A, Ref. RB	3.80%	03/01/2039	120	107,415
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.36%	09/01/2038	1,000	983,556
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.48%	09/01/2043	500	479,476
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.15%	09/01/2038	1,000	1,023,557
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.23%	09/01/2043	1,000	1,011,756
Maryland Economic Development Corp., Series 2024, RB	4.79%	11/30/2029	390	390,798
Maryland Economic Development Corp. (Green Bonds), Series 2024, RB	5.43%	05/31/2056	2,000	1,870,744
Maryland Economic Development Corp. (Green Bonds), Series 2024, RB	5.94%	05/31/2057	1,000	982,986
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	410	344,504
Montgomery (County of), MD, Series 2020 C, Ref. GO Bonds	1.25%	11/01/2028	35	32,782
Montgomery (County of), MD, Series 2020 C, Ref. GO Bonds	1.45%	11/01/2030	695	615,662
Montgomery (County of), MD, Series 2020 C, Ref. GO Bonds	1.55%	11/01/2031	5	4,314
Montgomery (County of), MD, Series 2020 C, Ref. GO Bonds	1.65%	11/01/2032	95	79,884
Montgomery (County of), MD, Series 2020 C, Ref. GO Bonds	1.75%	11/01/2033	90	73,839
University System of Maryland, Series 2021 B, Ref. RB	1.34%	04/01/2029	85	78,530
				15,356,239
Massachusetts-3.47%
Brockton (City of), MA, Series 2021, GO Bonds	2.13%	11/01/2028	25	23,779
Brockton (City of), MA, Series 2021, GO Bonds	2.31%	11/01/2029	100	93,315
Brockton (City of), MA, Series 2021, GO Bonds	2.41%	11/01/2030	25	22,920
Brockton (City of), MA, Series 2021, GO Bonds	2.56%	11/01/2031	855	770,060
Brockton (City of), MA, Series 2021, GO Bonds	2.71%	11/01/2032	15	13,314
Brockton (City of), MA, Series 2021, GO Bonds	2.86%	11/01/2033	15	13,147
Brockton (City of), MA, Series 2021, GO Bonds	2.96%	11/01/2034	110	95,087
Brockton (City of), MA, Series 2021, GO Bonds	3.04%	11/01/2035	1,070	912,437
Massachusetts (Commonwealth of), Series 2009, GO Bonds	5.46%	12/01/2039	2,535	2,517,897
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	1,885	1,886,826
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

258

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	$905	$886,397
Massachusetts (Commonwealth of), Series 2010, RB	5.63%	06/01/2030	821	827,675
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.66%	09/01/2039	1,497	1,230,181
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.81%	09/01/2043	900	642,129
Massachusetts (Commonwealth of), Series 2019 H, GO Bonds	2.90%	09/01/2049	105	68,001
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds	1.93%	07/01/2034	175	141,549
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	1,500	1,447,184
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	1,500	1,405,910
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	1,900	1,561,281
Massachusetts (Commonwealth of), Series 2022 A, RB	3.88%	01/15/2031	1,400	1,361,310
Massachusetts (Commonwealth of), Series 2022 B, RB	4.11%	07/15/2031	186	182,307
Massachusetts (Commonwealth of), Series 2022, RB	3.77%	07/15/2029	1,010	990,049
Massachusetts (Commonwealth of), Series 2024 F, GO Bonds	4.00%	08/01/2028	200	198,512
Massachusetts (Commonwealth of) Educational Financial Authority, Series 2022 A, Ref. RB	4.50%	07/01/2030	50	49,261
Massachusetts (Commonwealth of) Educational Financial Authority, Series 2023 A, RB	5.95%	07/01/2044	35	35,545
Massachusetts (Commonwealth of) Educational Financial Authority, Series 2024 A, Ref. RB	6.07%	07/01/2033	95	97,686
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,515	1,151,244
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	555	555,536
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB, (CEP - Massachusetts Higher Education Intercept Program)	5.83%	05/01/2030	100	101,836
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music Issue), Series 2020, Ref. RB	3.09%	10/01/2049	115	74,893
Massachusetts (Commonwealth of) Development Finance Agency (Middlesex Sustainable Energy Partners), Series 2026, RB	6.75%	10/01/2030	1,390	1,395,957
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 D, RB, (INS - AGI)(a)	3.52%	10/01/2046	65	44,201
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Massachusetts Institute of Technology), Series 2010, RB	6.43%	10/01/2035	255	228,824
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.84%	12/01/2042	500	496,905
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.92%	12/01/2047	750	744,943
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.56%	12/01/2052	675	682,071
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2024 240, RB	5.99%	12/01/2044	15	14,959
Massachusetts (Commonwealth of) Port Authority, Series 2011 B, RB	6.35%	07/01/2037	15	16,010
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	500	366,518
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	525	331,728
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	1,655	1,675,259
Massachusetts (Commonwealth of) School Building Authority, Series 2011, RB	4.89%	07/15/2028	20	20,118
Massachusetts (Commonwealth of) School Building Authority, Series 2019 B, Ref. RB	2.44%	10/15/2027	50	48,944
Massachusetts (Commonwealth of) School Building Authority, Series 2019 B, Ref. RB	3.17%	10/15/2034	40	35,036
Massachusetts (Commonwealth of) School Building Authority, Series 2019 B, Ref. RB(b)	3.40%	10/15/2040	1,220	965,681
Massachusetts (Commonwealth of) School Building Authority, Series 2020 C, Ref. RB(b)	2.95%	05/15/2043	20	14,633
Quincy (City of), MA, Series 2021, GO Bonds	1.94%	12/15/2028	85	80,069
Quincy (City of), MA, Series 2021, GO Bonds	2.09%	12/15/2029	1,165	1,072,648
Quincy (City of), MA, Series 2021, GO Bonds	2.19%	12/15/2030	60	54,018
Quincy (City of), MA, Series 2021, GO Bonds	2.29%	12/15/2031	10	8,809
Quincy (City of), MA, Series 2021, GO Bonds	2.54%	12/15/2033	10	8,487
Quincy (City of), MA, Series 2021, GO Bonds	2.69%	12/15/2034	105	87,937
Quincy (City of), MA, Series 2021, GO Bonds	2.79%	12/15/2035	110	90,756
Quincy (City of), MA, Series 2021, GO Bonds	2.89%	12/15/2036	130	105,770
Trustees of Boston College, Series 2013, RB	5.09%	07/01/2043	175	166,185
University of Massachusetts Building Authority, Series 2020, Ref. RB	1.63%	11/01/2028	50	47,157
University of Massachusetts Building Authority, Series 2020, Ref. RB	1.78%	11/01/2029	70	64,453
University of Massachusetts Building Authority, Series 2020-2, RB	3.54%	11/01/2050	50	36,041
University of Massachusetts Building Authority, Series 2020-3, Ref. RB	3.43%	11/01/2040	60	49,696
University of Massachusetts Building Authority, Series 2020-3, Ref. RB	3.50%	11/01/2044	500	384,159
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

259

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	$3,000	$2,444,921
University of Massachusetts Building Authority, Series 2022, RB	4.31%	11/01/2045	90	77,594
Worcester (City of), MA, Series 1998, GO Bonds, (INS - AGI)(a)	6.25%	01/01/2028	5	5,080
				31,222,835
Michigan-2.32%
Chippewa Valley Schools, Series 2019, Ref. GO Bonds	2.29%	05/01/2028	50	48,375
Chippewa Valley Schools, Series 2019, Ref. GO Bonds	2.34%	05/01/2029	10	9,470
Detroit City School District, Series 2009, GO Bonds	7.75%	05/01/2039	110	123,535
Detroit City School District, Series 2010, GO Bonds	6.65%	05/01/2029	30	31,316
Gerald R Ford International Airport Authority, Series 2023 A, RB	5.50%	01/01/2053	1,125	1,074,994
Kalamazoo (City of), MI, Series 2015, GO Bonds	4.67%	12/01/2044	145	128,088
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	660	605,418
Michigan (State of) Finance Authority, Series 2010, RB	8.37%	11/01/2035	75	84,054
Michigan (State of) Finance Authority, Series 2016 C-1, Ref. RB	3.26%	11/01/2031	125	119,262
Michigan (State of) Finance Authority (Detroit Distributable State Aid Fifth Lien and LTGO Financial Recovery Refunding), Series 2018 D, RB	5.02%	11/01/2043	1,019	942,986
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C, Ref. RB	3.61%	11/01/2032	500	478,039
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C-1, Ref. RB	3.59%	11/01/2035	1,000	902,805
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	2.83%	12/01/2028	5	4,811
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	2.88%	12/01/2029	15	14,185
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	2.95%	12/01/2030	75	69,805
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	3.08%	12/01/2034	1,495	1,332,432
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	3.38%	12/01/2040	230	187,535
Michigan (State of) Housing Development Authority (Social Bonds), Series 2024 B, RB	5.87%	06/01/2050	160	158,009
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	500,000
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	486,527
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	515	476,284
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	1,015	918,786
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	1,040	769,569
Michigan State University, Series 2019 A, Ref. RB	4.50%	08/15/2048	370	322,529
Michigan State University, Series 2022 A, RB	4.17%	08/15/2122	2,305	1,593,105
Michigan State University (Taxable Build America Bonds), Series 2010, RB	6.17%	02/15/2050	970	982,893
Michigan Technological University, Series 2009 A, RB	6.69%	10/01/2039	20	21,129
Royal Oak (City of), MI, Series 2017 A, GO Bonds	4.52%	10/01/2037	35	33,286
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	245	246,806
University of Michigan, Series 2010, RB	5.18%	04/01/2035	15	14,977
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,080	980,762
University of Michigan, Series 2020 B, RB	2.44%	04/01/2040	1,050	768,951
University of Michigan, Series 2020 B, RB	2.56%	04/01/2050	274	164,186
University of Michigan, Series 2022 A, RB	3.50%	04/01/2052	1,720	1,218,570
University of Michigan, Series 2022 A, RB	4.45%	04/01/2122	4,405	3,309,718
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	980	797,488
University of Michigan (Green Bonds), Series 2022 B, RB	3.50%	04/01/2052	1,243	880,629
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGI)(a)	2.88%	11/15/2043	100	73,101
				20,874,415
Minnesota-0.39%
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2023 S, RB, (CEP - GNMA)	6.33%	07/01/2049	860	834,511
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2024 M, RB, (CEP - GNMA)	5.97%	07/01/2049	970	958,228
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2024 P, RB, (CEP - GNMA)	5.85%	07/01/2048	40	39,527
University of Minnesota, Series 2022, RB	4.05%	04/01/2052	2,185	1,678,184
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	40	29,263
				3,539,713
Mississippi-0.78%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	370	281,233
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

260

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-(continued)
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	$1,735	$1,760,715
Mississippi (State of), Series 2010 F, GO Bonds	5.25%	11/01/2034	1,975	1,987,342
Mississippi (State of), Series 2011 C, GO Bonds	4.05%	10/01/2027	10	9,995
Mississippi (State of), Series 2015 D, Ref. GO Bonds	3.73%	10/01/2032	55	52,462
Mississippi (State of), Series 2018 B, GO Bonds	3.90%	11/01/2028	20	19,788
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	500	481,953
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.38%	11/01/2029	55	49,991
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.48%	11/01/2030	210	185,894
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	500	432,052
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	800	673,873
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	1,000	819,130
Mississippi (State of), Series 2021 E, Ref. GO Bonds	1.67%	10/01/2027	55	53,527
Mississippi (State of), Series 2021 E, Ref. GO Bonds	1.89%	10/01/2029	20	18,514
Mississippi (State of), Series 2021 E, Ref. GO Bonds	1.99%	10/01/2030	170	154,049
Mississippi (State of), Series 2021 E, Ref. GO Bonds	2.12%	10/01/2031	20	17,762
				6,998,280
Missouri-0.92%
Curators of the University of Missouri (The), Series 2009, RB	5.96%	11/01/2039	685	698,139
Curators of the University of Missouri (The), Series 2010, RB	5.79%	11/01/2041	35	34,423
Curators of the University of Missouri (The), Series 2013 B, RB	4.87%	11/01/2043	1,000	934,441
Curators of the University of Missouri (The), Series 2014 B, RB	4.24%	11/01/2054	500	392,106
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.01%	11/01/2027	320	311,321
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.75%	11/01/2050	50	30,439
Missouri (State of) Health & Educational Facilities Authority, Series 2012 A, RB	3.54%	02/15/2033	510	474,193
Missouri (State of) Health & Educational Facilities Authority, Series 2014 A, RB	4.07%	10/15/2044	5	4,087
Missouri (State of) Health & Educational Facilities Authority, Series 2016 A, Ref. RB	3.47%	01/15/2036	1,150	1,017,238
Missouri (State of) Health & Educational Facilities Authority, Series 2016 A, Ref. RB	3.65%	01/15/2046	80	61,338
Missouri (State of) Health & Educational Facilities Authority, Series 2016, Ref. RB	3.09%	09/15/2051	285	183,883
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	175	134,901
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2012 A, RB	3.69%	02/15/2047	55	40,985
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2017 A, RB	3.65%	08/15/2057	1,440	996,744
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2020, Ref. RB	3.23%	05/15/2050	2,115	1,422,508
Missouri (State of) Highway & Transportation Commission (Build America Bonds), Series 2009, RB	5.63%	05/01/2029	95	96,093
Missouri (State of) Highway & Transportation Commission (Build America Bonds), Series 2009, RB	5.45%	05/01/2033	915	926,817
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	350	370,257
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009, RB	7.73%	01/01/2039	65	74,416
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	10	10,569
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010, RB	7.90%	01/01/2042	70	80,218
St. Louis Municipal Finance Corp., Series 2007, Ref. RB, (INS - AGI)(a)	6.50%	06/01/2037	5	5,313
				8,300,429
Montana-0.05%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	270	176,753
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	400	243,435
Montana State Board of Regents (University of Montana), Series 2019, Ref. RB	3.23%	11/15/2049	40	27,432
				447,620
Nebraska-0.28%
Lincoln County Hospital Authority No 1, Series 2020, Ref. RB	3.17%	11/01/2035	30	26,343
Nebraska Investment Finance Authority, Series 2026 B, RB, (CEP - GNMA)	4.18%	09/01/2034	100	98,285
Omaha Public Facilities Corp., Series 2017, RB	4.35%	02/01/2047	1,000	826,541
Public Power Generation Agency (Whelan Energy Center Unit 2), Series 2009, RB	7.24%	01/01/2041	585	627,640
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.19%	10/01/2039	105	86,883
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.04%	10/01/2049	1,230	848,958
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

261

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-(continued)
West Haymarket Joint Public Agency, Series 2010, GO Bonds	4.35%	12/15/2029	$5	$4,936
West Haymarket Joint Public Agency, Series 2010, GO Bonds	4.75%	12/15/2035	10	9,746
West Haymarket Joint Public Agency, Series 2010, GO Bonds	5.80%	12/15/2035	25	25,616
West Haymarket Joint Public Agency, Series 2010, GO Bonds	6.00%	12/15/2039	5	5,158
				2,560,106
Nevada-0.21%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	95	98,111
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	705	756,696
Clark (County of), NV, Series 2020 A, Ref. GO Bonds	2.70%	11/01/2036	5	4,075
Las Vegas Valley Water District, Series 2010, GO Bonds	5.70%	03/01/2040	10	10,085
Washoe (County of), NV, Series 2010, RB	7.88%	02/01/2040	5	6,148
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	920	1,023,974
				1,899,089
New Hampshire-0.67%
Nashua (City of), NH, Series 2012, GO Bonds	4.23%	01/15/2032	5	4,941
New Hampshire (State of) Business Finance Authority, Series 2020, Ref. RB, (CEP - New Hampshire Higher Education Intercept Program)	1.77%	02/01/2030	40	36,415
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	1,225	857,478
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	1,805	1,189,506
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	2,900	2,122,022
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.), Series 2020, Ref. RB	4.02%	09/01/2055	10	7,228
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,865	1,289,566
New Hampshire (State of) Business Finance Authority (VA Kernersville Health Care Center), Series 2020, Ref. RB	2.87%	07/01/2035	5	3,565
New Hampshire (State of) Business Finance Authority (Wheeling Power Co.), Series 2024, Ref. RB(e)	6.89%	04/01/2034	265	274,052
New Hampshire (State of) Turnpike System, Series 2009 A, RB	6.01%	11/01/2039	250	255,887
				6,040,660
New Jersey-3.05%
Atlantic City (City of), NJ, Series 2015 A, Ref. GO Bonds	7.50%	03/01/2040	35	38,739
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	65	65,379
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2010, RB	7.08%	02/15/2040	55	60,352
Essex (County of), NJ, Series 2003, Ref. GO Bonds, (INS - NATL)(a)	4.95%	04/01/2033	110	111,109
New Jersey (State of), Series 2020 A, GO Bonds	2.30%	06/01/2027	35	34,477
New Jersey (State of) Economic Development Authority, Series 1997 A, RB, (INS - NATL)(a)	7.43%	02/15/2029	5,162	5,314,006
New Jersey (State of) Economic Development Authority, Series 2003, Ref. RB, (INS - AGI)(a)	7.40%	02/15/2029	90	95,775
New Jersey (State of) Economic Development Authority, Series 2016 C, Ref. RB	5.71%	06/15/2030	50	51,623
New Jersey (State of) Economic Development Authority, Series 2016 C, Ref. RB	5.76%	06/15/2031	130	135,041
New Jersey (State of) Economic Development Authority, Series 2019 NNN, Ref. RB	4.10%	06/15/2037	25	22,687
New Jersey (State of) Economic Development Authority, Series 2019, Ref. RB	3.47%	06/15/2027	20	19,861
New Jersey (State of) Economic Development Authority (Green Bonds), Series 2023, RB	5.19%	03/01/2030	5	5,014
New Jersey (State of) Economic Development Authority (Green Bonds), Series 2023, RB	5.30%	03/01/2032	50	50,154
New Jersey (State of) Educational Facilities Authority, Series 2016 G, Ref. RB	3.64%	07/01/2034	20	17,806
New Jersey (State of) Educational Facilities Authority, Series 2020, Ref. RB, (INS - AGI)(a)	3.51%	07/01/2042	100	79,117
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB(b)(d)	4.43%	07/01/2031	1,200	1,174,808
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGI)(a)	3.96%	07/01/2048	225	163,923
New Jersey (State of) Educational Facilities Authority (The College of New Jersey), Series 2020, Ref. RB, (INS - AGI)(a)	3.61%	07/01/2050	10	7,323
New Jersey (State of) Health Care Facilities Financing Authority (Hunterdon Medical Center), Series 2020, RB	3.51%	07/01/2050	60	40,966
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds), Series 2015 E, Ref. RB	4.47%	11/01/2037	20	18,864
New Jersey (State of) Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	120	93,494
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

262

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	$2,245	$2,407,679
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.08%	06/15/2039	10	8,884
New Jersey (State of) Turnpike Authority, Series 2009 F, RB	7.41%	01/01/2040	4,340	4,951,555
New Jersey (State of) Turnpike Authority, Series 2010 A, RB	7.10%	01/01/2041	6,050	6,733,364
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB(b)	1.48%	01/01/2028	200	192,405
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB(b)	1.71%	01/01/2029	15	14,068
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB(b)	1.81%	01/01/2030	30	27,415
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB(b)	1.86%	01/01/2031	265	236,144
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	2.78%	01/01/2040	60	45,629
North Hudson Sewerage Authority, Series 2019, Ref. RB, (INS - AGI)(a)	3.80%	06/01/2044	90	70,957
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	410	425,658
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	450	514,340
Rutgers The State University of New Jersey, Series 2010 H, RB	5.55%	05/01/2029	405	406,929
Rutgers The State University of New Jersey, Series 2010, RB	5.67%	05/01/2040	750	749,599
Rutgers The State University of New Jersey, Series 2013 K, Ref. RB	4.71%	05/01/2033	140	138,630
Rutgers The State University of New Jersey, Series 2018 O, RB	4.15%	05/01/2048	15	11,791
Rutgers The State University of New Jersey, Series 2019 P, RB	3.92%	05/01/2119	1,720	1,096,205
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	2.69%	05/01/2029	25	23,806
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	985	779,627
South Jersey Port Corp., Series 2009, RB	7.07%	01/01/2029	15	15,423
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	850	946,455
South Jersey Transportation Authority, Series 2009, RB	7.00%	11/01/2038	95	101,113
				27,498,194
New Mexico-0.02%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, RB	4.41%	08/01/2046	195	162,013
New York-13.77%
Empire State Development Corp., Series 2017, Ref. RB(b)	3.32%	03/15/2029	5	4,832
Empire State Development Corp., Series 2017, Ref. RB	3.37%	03/15/2030	30	28,710
Empire State Development Corp., Series 2017, Ref. RB	3.42%	03/15/2031	40	37,811
Empire State Development Corp., Series 2017, Ref. RB	3.47%	03/15/2032	15	13,998
Empire State Development Corp., Series 2020, RB	2.23%	03/15/2033	15	12,743
Empire State Development Corp. (Bidding Group 2), Series 2019 B, Ref. RB	2.77%	03/15/2031	20	18,365
Empire State Development Corp. (Bidding Group 2), Series 2019 B, Ref. RB	2.84%	03/15/2032	15	13,530
Empire State Development Corp. (Bidding Group 2), Series 2019 B, Ref. RB	2.97%	03/15/2034	30	26,124
Empire State Development Corp. (Bidding Group 2), Series 2021 B, Ref. RB(b)	2.59%	03/15/2035	180	149,460
Erie County Medical Center Corp., Series 2004, RB, (INS - AGI)(a)	5.70%	11/01/2033	90	91,835
Hudson Yards Infrastructure Corp., Series 2017 B, Ref. RB	3.88%	02/15/2038	100	87,856
Long Island (City of), NY Power Authority, Series 2010, RB	5.85%	05/01/2041	45	45,228
Madison County Capital Resource Corp., Series 2019, Ref. RB	3.27%	07/01/2039	150	124,576
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	2,180	2,458,293
Metropolitan Transportation Authority, Series 2010, RB	6.73%	11/15/2030	5	5,235
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	870	912,343
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	1,330	1,401,329
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	3,983,752
Metropolitan Transportation Authority, Series 2010, RB	6.81%	11/15/2040	1,630	1,742,215
Metropolitan Transportation Authority, Series 2020, RB	5.18%	11/15/2049	35	31,025
Monroe County Industrial Development Corp. (University of Rochester), Series 2023, RB	5.13%	07/01/2033	240	241,658
Nassau (County of), NY Interim Finance Authority, Series 2021 B, Ref. RB	1.28%	11/15/2028	230	215,071
Nassau (County of), NY Interim Finance Authority, Series 2021 B, Ref. RB	1.46%	11/15/2029	10	9,109
New York & New Jersey (States of) Port Authority, One Hudred Sixty Eighth Series 2011, RB	4.93%	10/01/2051	3,660	3,261,836
New York & New Jersey (States of) Port Authority, One Hundred and Seventy Fourth Series 2012, RB	4.46%	10/01/2062	1,230	988,404
New York & New Jersey (States of) Port Authority, One Hundred Eighty Second Series 2014, RB	5.31%	08/01/2046	55	51,914
New York & New Jersey (States of) Port Authority, One Hundred Ninty Two Series 2015, RB	4.81%	10/15/2065	2,150	1,850,374
New York & New Jersey (States of) Port Authority, One Hundred Sixty Fourth Series 2010, RB	5.65%	11/01/2040	5	5,133
New York & New Jersey (States of) Port Authority, Series 2009, RB	6.04%	12/01/2029	1,175	1,227,825
New York & New Jersey (States of) Port Authority, Series 2010, RB	5.65%	11/01/2040	215	220,718
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

263

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.43%	10/15/2034	$420	$405,156
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.96%	08/01/2046	520	471,879
New York & New Jersey (States of) Port Authority, Series 2015, RB	4.82%	06/01/2045	1,785	1,576,479
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	2,550	1,788,555
New York & New Jersey (States of) Port Authority, Twenty one Series 2019, RB	3.29%	08/01/2069	2,190	1,326,550
New York & New Jersey (States of) Port Authority, Two Hundred First Series 2017, RB	4.23%	10/15/2057	1,015	798,345
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Ninth Series 2023, Ref. RB	5.07%	07/15/2053	2,030	1,849,164
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fifth Series 2021, RB	3.18%	07/15/2060	1,515	936,026
New York (City of), NY, Series 2010 F-1, GO Bonds	6.27%	12/01/2037	1,930	2,000,116
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	855	862,810
New York (City of), NY, Series 2010, GO Bonds	5.52%	10/01/2037	2,165	2,135,399
New York (City of), NY, Series 2015 J-12, GO Bonds	3.60%	08/01/2028	90	88,128
New York (City of), NY, Series 2015 J-12, GO Bonds	3.70%	08/01/2029	5	4,860
New York (City of), NY, Series 2016 A-3, GO Bonds	2.52%	08/01/2027	100	98,181
New York (City of), NY, Series 2016 A-3, GO Bonds	2.69%	08/01/2028	30	28,882
New York (City of), NY, Series 2017 B-3, GO Bonds	2.95%	10/01/2028	15	14,511
New York (City of), NY, Series 2017 B-3, GO Bonds	3.05%	10/01/2029	90	85,674
New York (City of), NY, Series 2018 E-3, GO Bonds	3.72%	03/01/2029	15	14,659
New York (City of), NY, Series 2018 E-3, GO Bonds	3.75%	03/01/2030	1,005	971,380
New York (City of), NY, Series 2018 F-2, GO Bonds	3.46%	04/01/2028	100	98,393
New York (City of), NY, Series 2019 B-2, GO Bonds	2.33%	10/01/2029	5	4,658
New York (City of), NY, Series 2020 C-3, Ref. GO Bonds	2.36%	08/01/2031	125	111,245
New York (City of), NY, Series 2020 C-3, Ref. GO Bonds	2.41%	08/01/2032	70	60,831
New York (City of), NY, Series 2020 C-3, Ref. GO Bonds	2.46%	08/01/2033	195	164,570
New York (City of), NY, Series 2020 C-3, Ref. GO Bonds	2.49%	08/01/2034	10	8,230
New York (City of), NY, Series 2020 C-3, Ref. GO Bonds	2.53%	08/01/2035	180	144,739
New York (City of), NY, Series 2020 D-2, GO Bonds(b)	1.75%	03/01/2030	190	172,343
New York (City of), NY, Series 2020 D-3, GO Bonds	1.97%	03/01/2031	55	48,620
New York (City of), NY, Series 2020 D-3, GO Bonds	2.05%	03/01/2032	145	124,925
New York (City of), NY, Series 2020 D-3, GO Bonds	2.17%	03/01/2034	125	101,597
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	930	736,551
New York (City of), NY, Series 2021, GO Bonds	1.62%	08/01/2028	40	37,848
New York (City of), NY, Series 2021, Ref. GO Bonds	1.72%	08/01/2029	185	170,002
New York (City of), NY, Series 2021, Ref. GO Bonds	1.82%	08/01/2030	100	89,397
New York (City of), NY, Series 2021, Ref. GO Bonds	1.92%	08/01/2031	35	30,488
New York (City of), NY, Series 2024 C-2, GO Bonds	4.61%	09/01/2037	711	670,294
New York (City of), NY, Series 2024 D-2, GO Bonds	4.38%	10/01/2029	70	69,276
New York (City of), NY, Series 2024 D-2, GO Bonds	4.72%	10/01/2032	10	9,849
New York (City of), NY, Series 2024 D-2, GO Bonds	4.77%	10/01/2034	920	891,775
New York (City of), NY, Series 2024 D-2, GO Bonds	4.84%	10/01/2035	30	28,952
New York (City of), NY, Series 2024 D-2, GO Bonds	4.92%	10/01/2036	150	144,432
New York (City of), NY, Series 2024 D-2, GO Bonds	5.26%	10/01/2044	1,800	1,684,929
New York (City of), NY, Series 2025 E-1, GO Bonds	3.81%	10/01/2028	40	39,367
New York (City of), NY, Series 2025 E-1, GO Bonds	3.94%	10/01/2029	35	34,205
New York (City of), NY, Series 2025 E-1, GO Bonds	4.23%	10/01/2031	45	43,617
New York (City of), NY, Series 2025 E-1, GO Bonds	4.39%	10/01/2032	25	24,184
New York (City of), NY, Series 2025 E-1, GO Bonds	4.54%	10/01/2033	15	14,428
New York (City of), NY, Series 2025 E-1, GO Bonds	5.56%	10/01/2045	1,090	1,042,440
New York (City of), NY, Series 2025 E-1, GO Bonds	5.37%	10/01/2051	1,600	1,473,239
New York (City of), NY, Series 2025 E-2, GO Bonds	5.39%	10/01/2055	2,055	1,888,054
New York (City of), NY, Series 2025 H, GO Bonds	4.82%	02/01/2029	30	30,088
New York (City of), NY, Series 2025 H, GO Bonds	5.07%	02/01/2031	575	579,628
New York (City of), NY, Series 2025 H, GO Bonds	5.33%	02/01/2033	10	10,109
New York (City of), NY, Series 2025 H, GO Bonds	5.40%	02/01/2034	40	40,455
New York (City of), NY, Series 2025 H, GO Bonds	5.44%	02/01/2035	1,920	1,939,941
New York (City of), NY, Series 2025 H, GO Bonds	5.68%	02/01/2037	45	45,769
New York (City of), NY, Series 2025 H, GO Bonds	5.75%	02/01/2038	390	394,979
New York (City of), NY, Series 2025 H, GO Bonds	5.85%	02/01/2039	25	25,353
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

264

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2025 H, GO Bonds	6.29%	02/01/2045	$1,630	$1,668,812
New York (City of), NY, Series 2025 H, GO Bonds	6.39%	02/01/2055	2,380	2,428,329
New York (City of), NY, Subseries 2015 F-3, GO Bonds	3.75%	06/01/2028	250	245,984
New York (City of), NY, Subseries 2015 F-3, GO Bonds	3.85%	06/01/2029	65	63,543
New York (City of), NY, Subseries 2015 F-3, GO Bonds	4.13%	06/01/2032	120	114,952
New York (City of), NY, Subseries 2018 A, GO Bonds	2.73%	08/01/2029	85	80,415
New York (City of), NY, Subseries 2018 D-3, GO Bonds	3.90%	12/01/2029	10	9,745
New York (City of), NY, Subseries 2018 D-3, GO Bonds	4.00%	12/01/2032	65	61,466
New York (City of), NY, Subseries 2018 F-3, GO Bonds	3.62%	04/01/2031	85	80,650
New York (City of), NY, Subseries 2019 A, GO Bonds	2.49%	08/01/2027	25	24,585
New York (City of), NY, Subseries 2019 A, GO Bonds	2.80%	08/01/2030	15	13,927
New York (City of), NY, Subseries 2019 A, GO Bonds	2.85%	08/01/2031	920	838,242
New York (City of), NY, Subseries 2019 A, GO Bonds	2.90%	08/01/2032	195	174,301
New York (City of), NY, Subseries 2019 A, GO Bonds	3.00%	08/01/2034	150	128,349
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	150	144,671
New York (City of), NY, Subseries 2022 A-2, GO Bonds	4.15%	09/01/2032	135	129,106
New York (City of), NY, Subseries 2026 F-2, GO Bonds	4.32%	08/01/2028	450	447,842
New York (City of), NY, Subseries 2026 H-1, GO Bonds	4.25%	02/01/2029	140	138,619
New York (City of), NY, Subseries 2026 H-1, GO Bonds	4.60%	02/01/2032	1,270	1,249,151
New York (City of), NY, Subseries 2026 H-1, GO Bonds	4.98%	02/01/2035	230	225,291
New York (City of), NY, Subseries 2026 H-1, GO Bonds	5.18%	02/01/2037	100	98,085
New York (City of), NY, Subseries 2026 H-1, GO Bonds	5.28%	02/01/2038	150	146,524
New York (City of), NY, Subseries 2026 H-1, GO Bonds	5.38%	02/01/2039	260	254,120
New York (City of), NY, Subseries 2026 H-1, GO Bonds	5.48%	02/01/2040	300	292,778
New York (City of), NY, Subseries 2026 H-1, GO Bonds	5.58%	02/01/2041	310	302,194
New York (City of), NY, Subseries 2026 H-1, GO Bonds	5.65%	02/01/2046	1,150	1,110,618
New York (City of), NY, Subseries 2026 H-1, GO Bonds	5.80%	02/01/2052	2,750	2,674,834
New York (City of), NY (Social Bonds), Series 2022, GO Bonds	5.26%	10/01/2052	1,550	1,401,250
New York (City of), NY (Social Bonds), Series 2023 B-1, GO Bonds	5.83%	10/01/2053	1,030	1,008,799
New York (City of), NY (Social Bonds), Series 2024 D-1, GO Bonds	5.09%	10/01/2049	1,500	1,335,657
New York (City of), NY (Social Bonds), Series 2024 D-1, GO Bonds	5.11%	10/01/2054	1,500	1,325,497
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.68%	03/01/2033	1,200	1,039,515
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.73%	03/01/2034	1,225	1,038,467
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.78%	03/01/2035	1,250	1,038,183
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	1,720	1,678,907
New York (City of), NY Municipal Water Finance Authority, Series 2010, RB	5.95%	06/15/2042	185	184,872
New York (City of), NY Municipal Water Finance Authority, Series 2010, RB	6.01%	06/15/2042	765	768,906
New York (City of), NY Municipal Water Finance Authority, Series 2010, RB	5.44%	06/15/2043	30	28,204
New York (City of), NY Municipal Water Finance Authority, Series 2010, RB	5.88%	06/15/2044	1,500	1,471,838
New York (City of), NY Transitional Finance Authority, Series 2010 S-1B, RB	6.83%	07/15/2040	1,590	1,697,248
New York (City of), NY Transitional Finance Authority, Series 2011, RB	5.00%	07/15/2030	35	35,213
New York (City of), NY Transitional Finance Authority, Series 2011, RB	4.20%	11/01/2030	5	4,910
New York (City of), NY Transitional Finance Authority, Series 2012 E, RB	4.15%	02/01/2034	5	4,728
New York (City of), NY Transitional Finance Authority, Series 2013, RB	3.90%	11/01/2026	20	19,990
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.10%	11/01/2027	50	49,846
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.20%	11/01/2028	130	129,073
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.35%	11/01/2029	10	9,918
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.60%	11/01/2032	30	29,236
New York (City of), NY Transitional Finance Authority, Series 2015, RB	3.25%	02/01/2028	20	19,682
New York (City of), NY Transitional Finance Authority, Series 2016 E-3, RB	2.92%	02/01/2027	50	49,708
New York (City of), NY Transitional Finance Authority, Series 2016 E-3, RB	2.97%	02/01/2028	15	14,704
New York (City of), NY Transitional Finance Authority, Series 2017 A-5, RB	3.18%	08/01/2028	75	73,178
New York (City of), NY Transitional Finance Authority, Series 2017 A-5, RB	3.43%	08/01/2030	150	143,376
New York (City of), NY Transitional Finance Authority, Series 2017 A-5, RB	3.58%	08/01/2032	165	153,492
New York (City of), NY Transitional Finance Authority, Series 2017 F-2, RB	3.05%	05/01/2027	45	44,622
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

265

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2017, RB	3.33%	02/01/2028	$55	$54,185
New York (City of), NY Transitional Finance Authority, Series 2017, RB	3.43%	02/01/2029	90	87,679
New York (City of), NY Transitional Finance Authority, Series 2018 C, RB	3.75%	05/01/2028	25	24,714
New York (City of), NY Transitional Finance Authority, Series 2018 C, RB	3.85%	05/01/2030	125	121,616
New York (City of), NY Transitional Finance Authority, Series 2018 C-4, RB	3.70%	05/01/2027	55	54,770
New York (City of), NY Transitional Finance Authority, Series 2018 C-5, RB	3.80%	05/01/2029	110	107,838
New York (City of), NY Transitional Finance Authority, Series 2018 C-5, RB	3.90%	05/01/2031	85	82,053
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.55%	08/01/2028	15	14,736
New York (City of), NY Transitional Finance Authority, Series 2018, RB(b)	3.55%	08/01/2028	10	9,808
New York (City of), NY Transitional Finance Authority, Series 2018, RB(b)	3.66%	08/01/2028	5	4,919
New York (City of), NY Transitional Finance Authority, Series 2018, RB(b)	3.80%	08/01/2029	30	29,307
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.78%	08/01/2030	70	67,776
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.88%	08/01/2031	130	125,057
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.90%	08/01/2031	25	24,071
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.95%	08/01/2032	1,275	1,210,008
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.96%	08/01/2032	75	71,215
New York (City of), NY Transitional Finance Authority, Series 2018, RB	4.00%	08/01/2033	950	892,761
New York (City of), NY Transitional Finance Authority, Series 2018, Ref. RB	3.50%	08/01/2027	30	29,776
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB	2.63%	05/01/2030	300	279,627
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB(b)	2.69%	05/01/2033	15	13,078
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB	2.69%	05/01/2033	105	91,279
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB(b)	2.31%	11/01/2026	15	14,954
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.37%	11/01/2027	190	185,719
New York (City of), NY Transitional Finance Authority, Series 2019 B3, RB	3.00%	11/01/2033	30	26,318
New York (City of), NY Transitional Finance Authority, Series 2019 B-3, RB	2.75%	11/01/2030	85	78,806
New York (City of), NY Transitional Finance Authority, Series 2019 B-3, RB	2.82%	11/01/2031	535	487,537
New York (City of), NY Transitional Finance Authority, Series 2019, RB	2.98%	11/01/2027	15	14,765
New York (City of), NY Transitional Finance Authority, Series 2019, RB	3.13%	11/01/2028	15	14,566
New York (City of), NY Transitional Finance Authority, Series 2019, RB	3.35%	11/01/2030	215	204,162
New York (City of), NY Transitional Finance Authority, Series 2019, RB	2.59%	05/01/2031	20	18,221
New York (City of), NY Transitional Finance Authority, Series 2019, RB	3.45%	11/01/2031	15	14,097
New York (City of), NY Transitional Finance Authority, Series 2019, RB	3.50%	11/01/2032	205	189,091
New York (City of), NY Transitional Finance Authority, Series 2020 D-2, RB	1.53%	11/01/2027	95	91,962
New York (City of), NY Transitional Finance Authority, Series 2020 C-2, RB	1.75%	05/01/2030	90	81,263
New York (City of), NY Transitional Finance Authority, Series 2020 D-2, RB	1.71%	11/01/2028	130	122,469
New York (City of), NY Transitional Finance Authority, Series 2020 D-2, RB	1.92%	11/01/2029	45	41,447
New York (City of), NY Transitional Finance Authority, Series 2020 D-3, RB	2.25%	11/01/2031	45	39,846
New York (City of), NY Transitional Finance Authority, Series 2020 D-3, RB	2.40%	11/01/2032	15	12,969
New York (City of), NY Transitional Finance Authority, Series 2020 D-3, RB	2.50%	11/01/2033	275	233,074
New York (City of), NY Transitional Finance Authority, Series 2021 E, RB	1.92%	02/01/2032	65	55,855
New York (City of), NY Transitional Finance Authority, Series 2021 E-3, RB	1.97%	02/01/2033	5,000	4,177,501
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	1.35%	07/15/2027	45	43,887
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	1.57%	07/15/2028	60	56,940
New York (City of), NY Transitional Finance Authority, Series 2022 C-3, RB	2.58%	02/01/2033	1,210	1,051,043
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.00%	11/01/2028	5	5,046
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.05%	11/01/2029	115	116,405
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.15%	11/01/2030	130	132,206
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.25%	11/01/2031	65	66,180
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.35%	11/01/2032	140	142,742
New York (City of), NY Transitional Finance Authority, Series 2022 D-3, RB	5.65%	11/01/2035	10	10,232
New York (City of), NY Transitional Finance Authority, Series 2022 F, RB	3.55%	02/01/2030	10	9,658
New York (City of), NY Transitional Finance Authority, Series 2022 F-2, RB	3.35%	02/01/2028	25	24,636
New York (City of), NY Transitional Finance Authority, Series 2022 F-2, RB	3.45%	02/01/2029	10	9,747
New York (City of), NY Transitional Finance Authority, Series 2022 F-2, RB	3.60%	02/01/2031	110	105,157
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	02/01/2032	10	9,572
New York (City of), NY Transitional Finance Authority, Series 2023 F-2, RB	4.75%	02/01/2029	95	95,388
New York (City of), NY Transitional Finance Authority, Series 2023 F-2, RB	4.80%	02/01/2030	645	648,112
New York (City of), NY Transitional Finance Authority, Series 2023 F-2, RB	4.80%	02/01/2031	120	120,397
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

266

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023 F-2, RB	4.90%	02/01/2032	$100	$99,952
New York (City of), NY Transitional Finance Authority, Series 2023 F-3, RB	5.15%	02/01/2036	25	24,865
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.36%	02/01/2028	5	4,996
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.51%	02/01/2030	25	24,894
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.83%	05/01/2030	80	80,448
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.56%	02/01/2031	65	64,600
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.87%	05/01/2031	75	75,413
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.64%	02/01/2032	40	39,491
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.91%	05/01/2032	40	39,955
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.67%	02/01/2033	30	29,464
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.97%	05/01/2033	60	59,828
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.72%	02/01/2034	60	58,669
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.01%	05/01/2034	125	124,270
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.77%	02/01/2035	75	73,046
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.06%	05/01/2035	75	74,420
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.38%	05/01/2037	295	276,102
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	4.57%	11/01/2028	50	50,025
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	4.48%	05/01/2027	20	20,017
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	4.49%	05/01/2028	5	5,001
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	4.72%	05/01/2030	140	140,266
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	4.93%	05/01/2031	5	5,040
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	5.22%	05/01/2033	60	60,662
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	5.27%	05/01/2034	40	40,414
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	5.59%	05/01/2038	80	81,093
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	5.66%	05/01/2040	90	90,630
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.03%	05/01/2032	25	25,119
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.29%	05/01/2035	5	5,040
New York (City of), NY Transitional Finance Authority, Series 2025, Ref. RB	4.75%	11/01/2027	25	25,107
New York (City of), NY Transitional Finance Authority, Series 2026, RB	4.06%	02/01/2031	15	14,612
New York (City of), NY Transitional Finance Authority, Series 2026, RB	4.21%	02/01/2032	140	135,387
New York (City of), NY Transitional Finance Authority, Series 2026, RB	4.46%	02/01/2034	150	144,287
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-3, RB	2.77%	08/01/2028	5	4,841
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-5, RB	2.64%	05/01/2032	85	75,469
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-5, RB	2.74%	05/01/2034	185	157,554
New York (City of), NY Transitional Finance Authority, Subseries 2022 F-3, RB	3.85%	02/01/2034	255	235,777
New York (City of), NY Transitional Finance Authority, Subseries 2022 F-3, RB	4.00%	02/01/2035	5	4,610
New York (City of), NY Transitional Finance Authority, Subseries 2024 D-2, Ref. RB	4.52%	11/01/2027	5	5,008
New York (State of), Series 2019 B, Ref. GO Bonds	2.70%	02/15/2031	100	92,275
New York (State of), Series 2019 B, Ref. GO Bonds	2.80%	02/15/2032	80	72,675
New York (State of), Series 2019 B, Ref. GO Bonds	2.90%	02/15/2033	20	17,899
New York (State of), Series 2019 B, Ref. GO Bonds	3.04%	02/15/2035	10	8,682
New York (State of), Series 2019 B, Ref. GO Bonds	3.08%	02/15/2036	120	102,514
New York (State of), Series 2019 B, Ref. GO Bonds	3.20%	02/15/2039	90	73,216
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	72	72,176
New York (State of) Dormitory Authority, Series 2010 D, RB	5.60%	03/15/2040	2	2,253
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,161	1,159,590
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	825	806,901
New York (State of) Dormitory Authority, Series 2010, RB	5.05%	09/15/2027	50	50,359
New York (State of) Dormitory Authority, Series 2013 A, RB	4.80%	12/01/2034	15	14,948
New York (State of) Dormitory Authority, Series 2016 B, RB	3.88%	07/01/2046	805	612,231
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.00%	07/01/2039	275	239,189
New York (State of) Dormitory Authority, Series 2017, Ref. RB	4.15%	07/01/2047	55	43,014
New York (State of) Dormitory Authority, Series 2018, RB, (INS - AGI)(a)	4.95%	08/01/2048	15	12,939
New York (State of) Dormitory Authority, Series 2019 B, RB	4.29%	07/01/2044	30	25,442
New York (State of) Dormitory Authority, Series 2019, Ref. RB	3.14%	07/01/2043	45	35,601
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB(b)	2.73%	02/15/2029	10	9,568
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	2.88%	02/15/2031	5	4,636
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	3.03%	02/15/2033	10	8,978
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

267

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	3.06%	02/15/2034	$25	$22,042
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB(b)	3.11%	02/15/2039	545	451,299
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB(b)	3.19%	02/15/2043	15	11,186
New York (State of) Dormitory Authority, Series 2020, Ref. RB	1.82%	07/01/2028	100	95,043
New York (State of) Dormitory Authority, Series 2020, Ref. RB	2.16%	07/01/2029	70	65,294
New York (State of) Dormitory Authority, Series 2020, Ref. RB	2.26%	07/01/2030	1,195	1,090,273
New York (State of) Dormitory Authority, Series 2020, Ref. RB	2.56%	07/01/2034	75	62,723
New York (State of) Dormitory Authority, Series 2020, Ref. RB	2.22%	07/01/2035	280	231,597
New York (State of) Dormitory Authority, Series 2020, Ref. RB	2.69%	07/01/2040	45	33,386
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	2.97%	07/01/2048	15	9,994
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.75%	03/15/2028	1,005	963,750
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.95%	03/15/2029	955	894,834
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,150	1,053,800
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,035	927,721
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	685	600,662
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	1,000	836,526
New York (State of) Dormitory Authority, Series 2021, Ref. RB	2.97%	07/01/2044	25	17,990
New York (State of) Dormitory Authority, Series 2022 B, Ref. RB(b)	2.89%	03/15/2027	20	19,853
New York (State of) Dormitory Authority, Series 2022 B, Ref. RB(b)	3.16%	03/15/2029	55	53,108
New York (State of) Dormitory Authority, Series 2022 B, Ref. RB	3.23%	03/15/2030	35	33,402
New York (State of) Dormitory Authority, Series 2022 B, Ref. RB	3.33%	03/15/2031	70	66,075
New York (State of) Dormitory Authority, Series 2022 B, Ref. RB	3.60%	03/15/2033	20	18,560
New York (State of) Dormitory Authority, Series 2022 B, Ref. RB	3.71%	03/15/2034	15	13,812
New York (State of) Dormitory Authority, Series 2025 B, RB	5.23%	07/01/2035	2,515	2,519,467
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	4.84%	07/01/2032	40	39,387
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2018, RB	5.10%	08/01/2034	100	92,020
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	1,625	1,392,019
New York (State of) Dormitory Authority (New York University), Series 2020, Ref. RB	2.77%	07/01/2043	170	117,472
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019 B-2, RB	4.01%	07/01/2049	1,030	762,823
New York (State of) Dormitory Authority (St. John’s University), Series 2021, RB	3.43%	07/01/2051	165	107,700
New York (State of) Mortgage Agency (Social Bonds), Series 2025-268, RB	6.25%	10/01/2055	100	103,174
New York (State of) Power Authority, Series 2003 A, RB(b)	5.75%	11/15/2033	285	296,174
New York (State of) Thruway Authority, Series 2019 M, Ref. RB(b)	2.90%	01/01/2035	530	458,113
New York (State of) Thruway Authority, Series 2019 M, Ref. RB(b)(d)	3.50%	01/01/2040	155	126,378
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	3.50%	01/01/2042	170	135,678
New York City Housing Development Corp., Series 2018, Ref. RB	4.10%	11/01/2038	25	22,292
New York City Housing Development Corp., Series 2022, Ref. RB	3.76%	01/01/2029	105	102,772
New York City Housing Development Corp., Series 2026, RB, (CEP - Federal Housing Administration)	4.33%	07/01/2030	100	99,020
New York City Housing Development Corp. (Green Bonds), Series 2019, RB	3.32%	11/01/2034	35	31,668
New York City Housing Development Corp. (Green Bonds), Series 2019, RB	3.72%	11/01/2039	30	25,611
New York City Housing Development Corp. (Green Bonds), Series 2019, RB	3.77%	11/01/2044	1,230	988,113
New York City Housing Development Corp. (Green Bonds), Series 2021 B, RB	2.65%	11/01/2036	2,000	1,636,441
New York City Housing Development Corp. (Green Bonds), Series 2021 B, RB	2.95%	11/01/2041	280	215,799
New York City Housing Development Corp. (Green Bonds), Series 2022, Ref. RB	3.80%	01/01/2030	130	125,660
New York City Housing Development Corp. (Green Bonds), Series 2022, Ref. RB	4.00%	01/01/2032	40	38,219
New York City Housing Development Corp. (Green Bonds), Series 2022, Ref. RB	4.10%	01/01/2033	5	4,736
New York City Housing Development Corp. (Green Bonds), Series 2024 D, RB	5.45%	08/01/2054	835	774,403
New York City Housing Development Corp. (Green Bonds), Series 2025, RB	4.27%	02/01/2030	1,705	1,679,342
New York State Urban Development Corp., Series 2009, RB	5.77%	03/15/2039	1,425	1,438,706
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	1,725	1,743,580
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	1,220	1,073,432
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	1,245	1,067,882
New York Transportation Development Corp., Series 2020, Ref. RB	4.25%	09/01/2035	40	19,530
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	1,060	1,036,871
Onondaga Civic Development Corp., Series 2020, Ref. RB	2.77%	12/01/2037	105	85,200
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	715	708,280
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

268

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2019 B, Ref. RB	3.43%	11/15/2044	$1,000	$739,515
Triborough Bridge & Tunnel Authority, Series 2021 A-3, Ref. RB	2.41%	05/15/2034	115	96,247
United Nations Development Corp., Series 2025 A, Ref. RB	6.54%	08/01/2055	1,000	1,034,733
Westchester County Local Development Corp. (Sarah Lawrence College), Series 2020 A, Ref. RB	6.25%	06/01/2050	1,110	983,304
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	527,639
				124,006,039
North Carolina-0.55%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2021, RB	3.20%	01/15/2051	1,100	716,976
Duke University, Series 2007, RB	5.85%	04/01/2037	35	36,721
Mecklenburg (County of), NC, Series 2011, GO Bonds	4.35%	10/01/2030	30	29,702
North Carolina State University at Raleigh, Series 2013 B, RB	4.00%	10/01/2041	130	115,611
North Carolina State University at Raleigh, Series 2020 B, Ref. RB	1.75%	10/01/2029	175	161,523
North Carolina State University at Raleigh, Series 2020 B, Ref. RB	2.62%	10/01/2039	340	262,402
Raleigh (City of), NC Combined Enterprise System, Series 2019, Ref. RB	2.43%	03/01/2028	10	9,733
University of North Carolina at Chapel Hill, Series 2012 C, Ref. RB	3.60%	12/01/2033	800	760,701
University of North Carolina at Chapel Hill, Series 2014, Ref. RB	3.85%	12/01/2034	1,395	1,321,496
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	2.78%	12/01/2028	80	77,311
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	3.33%	12/01/2036	1,585	1,436,845
University of North Carolina at Charlotte (The), Series 2021, Ref. RB, (INS - AGI)(a)	2.76%	04/01/2043	35	25,234
				4,954,255
North Dakota-0.01%
North Dakota (State of) Housing Finance Agency, Series 2021, RB	2.13%	12/01/2029	15	13,891
North Dakota (State of) Housing Finance Agency, Series 2021, RB	2.33%	12/01/2031	65	57,748
				71,639
Ohio-2.26%
American Municipal Power, Inc., Series 2009, RB	6.42%	02/15/2032	50	51,825
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	3,060	3,681,306
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010, RB	7.73%	02/15/2033	220	248,779
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010, RB	7.83%	02/15/2041	135	157,878
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	1,605	1,800,327
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	780	782,656
American Municipal Power, Inc. (OH Combined Hydroelectric), Series 2009 B, RB	6.45%	02/15/2044	950	970,914
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	1,055	1,043,685
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2010, RB	5.94%	02/15/2047	430	414,808
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2019, Ref. RB	3.11%	02/15/2032	45	41,337
Cleveland (City of), OH, Series 2019 A, Ref. RB	2.88%	01/01/2031	80	74,177
Cleveland Municipal School District, Series 2015, GO Bonds, (CEP - Ohio School District)	5.02%	12/01/2040	5	4,814
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,050	836,610
Cuyahoga (County of), OH, Series 2009, GO Bonds	6.03%	12/01/2034	30	31,190
Cuyahoga (County of), OH (MetroHealth System), Series 2010 B, RB	8.22%	02/15/2040	960	1,074,472
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2019 B, RB	3.38%	11/01/2050	40	27,478
Franklin (County of), OH Convention Facilities Authority, Series 2020 B, Ref. RB	3.08%	12/01/2040	10	7,800
Greenville City School District, Series 2019, Ref. GO Bonds, (CEP - Ohio School District)	3.54%	01/01/2051	60	43,841
Hamilton (County of), OH (The Christ Hospital), Series 2019, Ref. RB, (INS - AGI)(a)	3.76%	06/01/2042	20	16,390
Hamilton (County of), OH (The Christ Hospitality), Series 2019, Ref. RB, (INS - AGI)(a)	3.37%	06/01/2034	35	31,624
JobsOhio Beverage System, Series 2013 B, RB	3.99%	01/01/2029	1,115	1,107,713
JobsOhio Beverage System, Series 2013 B, RB	4.53%	01/01/2035	975	959,361
JobsOhio Beverage System, Series 2025, Ref. RB	4.89%	01/01/2040	280	267,514
Middletown City School District, Series 2019, Ref. GO Bonds, (CEP - Ohio School District)	3.55%	12/01/2048	25	18,529
Northeast Ohio Regional Sewer District, Series 2020, Ref. RB	3.20%	11/15/2044	25	18,376
Ohio (State of), Series 2019, Ref. RB	3.28%	01/01/2042	70	57,306
Ohio (State of), Series 2020 A, Ref. GO Bonds	1.50%	08/01/2029	5	4,596
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 B, Ref. RB	3.70%	01/01/2043	450	375,815
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.70%	01/01/2030	50	47,078
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.79%	01/01/2031	223	206,594
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.89%	01/01/2032	10	9,124
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

269

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2011, Ref. RB	4.72%	01/01/2032	$60	$59,827
Ohio (State of) Turnpike & Infrastructure Commission, Series 2020 A, Ref. RB	3.20%	02/15/2048	15	10,295
Ohio (State of) Turnpike & Infrastructure Commission (Infrastructure), Series 2020, Ref. RB	3.22%	02/15/2048	1,895	1,331,965
Ohio State University (The), Series 2011 A, RB	4.80%	06/01/2111	1,510	1,202,870
Ohio State University (The), Series 2014, RB	5.59%	12/01/2114	750	666,282
Ohio State University (The), Series 2016 A, RB	3.80%	12/01/2046	965	744,525
Ohio State University (The), Series 2016 A, RB	4.05%	12/01/2056	1,759	1,314,747
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	800	496,215
University of Cincinnati, Series 2016 B, RB	3.95%	06/01/2042	85	72,371
University of Cincinnati, Series 2019 B, Ref. RB	2.38%	06/01/2027	40	39,422
University of Cincinnati, Series 2019 B, Ref. RB	3.25%	06/01/2039	5	4,143
University of Cincinnati, Series 2020 A, RB	3.00%	06/01/2050	65	40,752
				20,397,331
Oklahoma-1.14%
Canadian (County of), OK Educational Facilities Authority (Mustang Public Schools), Series 2023, RB	5.50%	09/01/2031	20	20,426
Grand River Dam Authority, Series 2010 B, RB	7.16%	06/01/2040	150	168,345
Grand River Dam Authority, Series 2024 B, RB	4.82%	06/01/2029	25	25,090
Oklahoma (City of), OK Water Utilities Trust, Series 2022, Ref. RB	4.64%	07/01/2042	1,000	914,928
Oklahoma (State of) Capitol Improvement Authority, Series 2010, Ref. RB	5.61%	07/01/2030	15	15,316
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	3.88%	05/01/2037	1,951	1,903,079
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.38%	11/01/2045	2,195	2,025,681
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.71%	05/01/2052	2,890	2,575,553
Oklahoma (State of) Development Finance Authority (Oklahoma Gas and Electric Company), Series 2022, RB	5.09%	02/01/2052	20	18,427
Oklahoma (State of) Development Finance Authority (Public Service Co of Oklahoma), Series 2022, RB	4.14%	12/01/2033	178	174,804
Oklahoma (State of) Development Finance Authority (Public Service Co. of Oklahoma), Series 2022, RB	4.62%	06/01/2044	2,245	2,104,519
Oklahoma (State of) Municipal Power Authority, Series 2010, RB	6.31%	01/01/2040	95	98,698
Oklahoma (State of) Municipal Power Authority, Series 2010, RB	6.44%	01/01/2045	45	45,724
Oklahoma (State of) Turnpike Authority, Series 2020, Ref. RB	1.72%	01/01/2030	115	104,610
Oklahoma (State of) Turnpike Authority, Series 2020, Ref. RB	1.82%	01/01/2031	75	66,490
				10,261,690
Oregon-1.65%
Clackamas & Washington Counties School District No. 3, Series 2020 C, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	2.14%	06/15/2029	60	56,225
Hillsboro Economic Development Council, Series 2024, RB, (INS - AGI)(a)	5.94%	06/01/2043	400	402,840
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	1,055	1,034,005
Metro, Series 2019, GO Bonds	3.10%	06/01/2031	5	4,668
Metro, Series 2019, GO Bonds	3.30%	06/01/2035	15	13,232
Morrow (Port of), OR (Bonneville Cooperation), Series 2014, RB	3.52%	09/01/2027	35	34,720
Morrow (Port of), OR (Bonneville Cooperation), Series 2016, RB	2.99%	09/01/2036	1,970	1,652,155
Morrow (Port of), OR (Bonneville Cooperation), Series 2019, RB	2.40%	09/01/2026	5	5,000
Morrow (Port of), OR (Bonneville Cooperation), Series 2020, RB	2.54%	09/01/2040	1,015	755,625
Morrow (Port of), OR (Bonneville Cooperation), Series 2020, RB	2.53%	09/01/2043	125	84,788
Morrow (Port of), OR (Bonneville Cooperation), Series 2024, RB	4.82%	09/01/2030	200	200,985
Morrow (Port of), OR (Bonneville Cooperation), Series 2024, RB	4.84%	09/01/2031	100	100,333
Multnomah (County of), OR, Series 1999, GO Bonds, (INS - NATL)(a)(c)	0.00%	06/01/2030	800	671,014
Multnomah County School District No. 1, Series 2021, GO Bonds, (CEP - Oregon Higher Education Intercept Program)	2.50%	06/30/2034	20	16,820
Multnomah County School District No. 1, Series 2021, GO Bonds, (CEP - Oregon Higher Education Intercept Program)	2.15%	06/30/2035	85	67,648
Multnomah County School District No. 1, Series 2021, GO Bonds, (CEP - Oregon School Bond Guaranty)	1.80%	06/30/2031	25	21,879
Multnomah County School District No. 1J Portland (Bidding Group 2), Series 2021, GO Bonds, (CEP - Oregon Higher Education Intercept Program)	2.25%	06/30/2036	50	39,042
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

270

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of), Series 2008 A, GO Bonds	5.90%	08/01/2038	$1,300	$1,356,865
Oregon (State of), Series 2010, GO Bonds	5.38%	08/01/2039	25	24,700
Oregon (State of), Series 2019 B, Ref. RB	3.17%	11/15/2038	40	33,191
Oregon (State of), Series 2024, GO Bonds	4.89%	05/01/2027	10	10,039
Oregon (State of), Series 2024, GO Bonds	5.05%	05/01/2034	5	5,045
Oregon (State of), Series 2026 B, GO Bonds	4.66%	05/01/2034	1,000	981,754
Oregon (State of) (Article XI - Q State), Series 2024, GO Bonds	5.02%	05/01/2033	5	5,055
Oregon (State of) Department of Administrative Services, Series 2019, COP	4.10%	05/01/2039	40	35,820
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.08%	11/15/2027	100	96,238
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.43%	11/15/2029	235	213,208
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	1,385	1,192,424
Oregon (State of) Facilities Authority (Lewis & Clark College), Series 2020, Ref. RB	3.44%	10/01/2050	55	36,228
Oregon (State of) Housing & Community Services Department (Single Family Mortgage), Series 2023, Ref. RB	6.25%	07/01/2053	790	811,007
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2009, RB	5.73%	09/01/2033	35	36,671
Oregon (State of) Tri-County Metropolitan Transportation District (Green Bonds), Series 2021, Ref. RB	1.20%	09/01/2026	20	20,000
Oregon Community College Districts, Series 2003 B, GO Bonds, (INS - FGIC)(a)	5.60%	06/30/2028	10	10,125
Oregon Community College Districts, Series 2004, GO Bonds, (INS - AGI)(a)	5.53%	06/30/2028	8	7,718
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Oregon Higher Education Intercept Program)	1.36%	06/30/2027	60	58,533
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Oregon Higher Education Intercept Program)	1.71%	06/30/2029	50	46,132
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Oregon Higher Education Intercept Program)	1.89%	06/30/2031	115	100,706
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Oregon Higher Education Intercept Program)	2.04%	06/30/2032	15	12,853
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Oregon Higher Education Intercept Program)	2.21%	06/30/2033	15	12,619
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Oregon Higher Education Intercept Program)	2.36%	06/30/2034	35	28,953
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Oregon Higher Education Intercept Program)	2.46%	06/30/2035	95	77,189
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Oregon Higher Education Intercept Program)	2.90%	06/30/2040	610	469,778
Oregon Local Governments, Series 2005, GO Bonds, (INS - AMBAC)(a)	5.00%	06/01/2028	8	7,781
Oregon School Boards Association, Series 2002 B, GO Bonds, (INS - NATL)(a)	5.55%	06/30/2028	51	51,266
Oregon School Boards Association, Series 2003 B, GO Bonds, (INS - NATL)(a)	5.68%	06/30/2028	65	65,793
Oregon School Boards Association, Series 2004, GO Bonds, (INS - AGI)(a)	5.53%	06/30/2028	49	49,278
Oregon School Boards Association, Series 2007, GO Bonds, (INS - AGI)(a)	5.62%	06/30/2028	11	11,148
Oregon State University, Series 2020, RB, (INS - BAM)(a)	3.42%	03/01/2060	2,355	1,550,884
Portland (City of), OR, Series 1999, GO Bonds, (INS - NATL)(a)(c)	0.00%	06/01/2027	35	33,879
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.07%	07/01/2039	75	66,563
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	1,035	822,808
Portland Community College District, Series 2018, GO Bonds	4.64%	06/01/2038	45	42,943
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2015, GO Bonds	4.06%	06/30/2034	695	672,727
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.64%	06/15/2029	105	97,162
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.69%	06/15/2030	95	85,620
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.94%	06/15/2032	45	38,725
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	2.09%	06/15/2034	495	406,119
				14,846,526
Pennsylvania-3.09%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	1,000	834,132
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

271

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Commonwealth Financing Authority, Series 2009, RB	6.22%	06/01/2039	$585	$599,308
Commonwealth Financing Authority, Series 2010 C-2, RB	5.59%	06/01/2030	1,630	1,637,948
Commonwealth Financing Authority, Series 2016 A, RB	3.74%	06/01/2029	10	9,751
Commonwealth Financing Authority, Series 2016 A, RB	4.01%	06/01/2033	95	90,871
Commonwealth Financing Authority, Series 2016 A, RB	4.14%	06/01/2038	985	901,723
Commonwealth Financing Authority, Series 2018 A, RB	3.73%	06/01/2030	175	168,717
Commonwealth Financing Authority, Series 2018 A, RB	3.86%	06/01/2038	1,025	924,747
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	975	814,366
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGI)(a)	3.66%	06/01/2038	1,020	898,381
Commonwealth Financing Authority, Series 2020 C, Ref. RB	3.53%	06/01/2042	235	190,530
Commonwealth Financing Authority, Series 2021 A, RB	2.99%	06/01/2042	965	714,393
Erie (City & County of), PA Water Authority, Series 2020 A, Ref. RB, (INS - AGI)(a)	3.01%	12/01/2047	965	640,393
Erie (City & County of), PA Water Authority, Series 2020 C, RB, (INS - AGI)(a)	3.46%	06/01/2060	890	571,447
Harrisburg School District, Series 2020 C, Ref. GO Bonds, (INS - BAM)(a)	2.73%	12/01/2035	30	24,677
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	945	617,398
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	800	526,340
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	1,005	662,098
Pennsylvania (Commonwealth of), Series 2021, Ref. GO Bonds	1.45%	08/01/2027	30	29,227
Pennsylvania (Commonwealth of), Series 2021, Ref. GO Bonds	1.63%	08/01/2028	500	473,637
Pennsylvania (Commonwealth of), Series 2021, Ref. GO Bonds	1.85%	08/01/2029	80	74,012
Pennsylvania (Commonwealth of), Series 2021, Ref. GO Bonds	1.95%	08/01/2030	35	31,608
Pennsylvania (Commonwealth of), Series 2021, Ref. GO Bonds	2.05%	08/01/2031	65	57,340
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2010, RB	6.53%	06/15/2039	1,195	1,260,298
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 B, RB	3.20%	11/15/2027	25	24,616
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Economic Development and Infrastructure Programs), Series 2025, RB	5.69%	06/01/2054	200	193,083
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.15%	06/15/2029	15	14,022
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.30%	06/15/2030	5	4,582
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.50%	06/15/2032	30	26,406
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.62%	06/15/2033	5	4,325
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.78%	06/15/2035	200	166,976
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.85%	06/15/2036	1,000	820,866
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	3.14%	06/15/2042	555	434,595
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	775	788,755
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.29%	04/01/2040	100	103,833
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2021 AZ, RB, (INS - AGI)(a)	3.00%	06/15/2047	50	33,676
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2024, Ref. RB, (INS - AGI)(a)	4.87%	11/01/2028	5	5,017
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	4.97%	11/01/2029	25	25,130
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.26%	11/01/2033	60	60,489
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District), Series 2011, RB	5.09%	09/15/2029	75	75,618
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2019, Ref. RB	3.58%	12/01/2043	50	40,228
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.34%	12/01/2039	40	32,881
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	1,380	1,074,774
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	5.85%	12/01/2037	5	5,019
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.38%	12/01/2037	1,085	1,128,713
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,393	1,445,762
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

272

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2010 B, RB	5.51%	12/01/2045	$300	$290,237
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2010 B, RB	5.56%	12/01/2049	900	855,212
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	170	136,736
Pennsylvania State University (The), Series 2020 B, Ref. RB	2.89%	09/01/2050	15	9,619
Pennsylvania State University (The), Series 2020 D, RB	2.25%	09/01/2030	100	91,476
Pennsylvania State University (The), Series 2020 D, RB	2.40%	09/01/2032	25	21,931
Pennsylvania State University (The), Series 2020 D, RB	2.47%	09/01/2033	10	8,593
Pennsylvania State University (The), Series 2020 D, RB	2.79%	09/01/2043	70	52,201
Pennsylvania State University (The), Series 2020 D, RB	2.84%	09/01/2050	1,200	774,221
Philadelphia (City of), PA, Series 2020 B, Ref. RB(b)	1.73%	11/01/2028	20	18,856
Philadelphia (City of), PA, Series 2025 B, GO Bonds	4.58%	08/01/2029	35	34,921
Philadelphia (City of), PA, Series 2025 B, GO Bonds	4.85%	08/01/2031	20	20,024
Philadelphia (City of), PA Authority for Industrial Development, Series 1999, RB, (INS - AGI)(a)	6.35%	04/15/2028	266	270,979
Philadelphia (City of), PA Redevelopment Authority (Social Bonds), Series 2024 A, RB	5.23%	09/01/2040	1,000	973,002
Philadelphia School District (The), Series 2010 B, GO Bonds	6.62%	06/01/2030	780	798,385
Philadelphia School District (The), Series 2010, GO Bonds	6.77%	06/01/2040	175	182,983
Philadelphia School District (The), Series 2011 A, GO Bonds	6.00%	09/01/2030	420	434,175
Pittsburgh (City of), PA, Series 2020 B, Ref. GO Bonds	1.19%	09/01/2026	1,500	1,500,000
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2018, RB	5.05%	08/15/2049	1,070	919,149
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	590	462,901
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017, Ref. RB	3.33%	09/15/2029	20	19,284
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017, Ref. RB	3.65%	09/15/2036	140	124,393
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2019, RB	3.56%	09/15/2119	1,000	589,690
				27,851,676
Rhode Island-0.03%
Narragansett Bay Commission, Series 2020, Ref. RB	2.92%	09/01/2043	250	179,582
Rhode Island Convention Center Authority, Series 2006 A, RB, (INS - AGI)(a)	6.06%	05/15/2035	65	68,045
Rhode Island Convention Center Authority, Series 2017 A, Ref. RB	3.27%	05/15/2027	20	19,835
Rhode Island Housing & Mortgage Finance Corp., Series 2020, RB	2.99%	10/01/2038	15	11,865
Woonsocket (City of), RI, Series 2002, GO Bonds, (INS - AGI)(a)	6.29%	07/15/2032	20	20,367
				299,694
South Carolina-0.98%
Charleston County Airport District, Series 2024 C, RB, (INS - AGI)(a)	5.08%	07/01/2054	20	17,762
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.92%	12/01/2030	1,280	1,145,513
Columbia (City of), SC, Series 2021 B, Ref. RB	3.01%	02/01/2049	245	167,993
Columbia Facilities Corp. (City of Columbia), Series 2021, RB	3.14%	06/01/2051	200	131,266
Greenville-Spartanburg Airport District, Series 2024 B, RB	5.59%	07/01/2048	190	181,226
Horry (County of ), SC, Series 2010, RB	7.33%	07/01/2040	25	27,960
Piedmont Municipal Power Agency, Series 2009, RB	7.04%	01/01/2034	20	21,600
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospital, Inc.), Series 2020, RB, (INS - AGI)(a)	2.73%	07/01/2030	400	369,832
South Carolina (State of) Port Authority, Series 2019 D, Ref. RB	3.66%	07/01/2045	1,000	765,796
South Carolina (State of) Ports Authority, Series 2019 D, Ref. RB	3.88%	07/01/2055	20	14,149
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	1,200	1,233,577
South Carolina (State of) Public Service Authority, Series 2012, RB	4.55%	12/01/2030	1,335	1,324,016
South Carolina (State of) Public Service Authority, Series 2015 D, RB	4.77%	12/01/2045	390	345,623
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	1.85%	12/01/2026	35	34,779
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.33%	12/01/2028	10	9,512
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.43%	12/01/2029	90	83,831
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.53%	12/01/2030	205	187,263
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.58%	12/01/2031	15	13,412
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.66%	12/01/2032	15	13,148
South Carolina (State of) Public Service Authority, Series 2022 D, Ref. RB, (INS - AGI)(a)	6.45%	12/01/2042	120	130,591
South Carolina (State of) Public Service Authority, Series 2025 C, RB	4.71%	12/01/2028	15	15,015
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2009 F, RB	5.74%	01/01/2030	1,280	1,302,668
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2013 C, Ref. RB	5.78%	12/01/2041	90	90,927
Spartanburg (City of), SC Regional Health Services District, Series 2017, Ref. RB	4.23%	04/15/2038	110	99,485
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

273

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
Spartanburg Regional Health Services District, Series 2020 B, RB, (INS - AGI)(a)	3.55%	04/15/2050	$180	$123,157
Spartanburg Stadium Facilities Corp., Series 2024, RB	6.11%	11/01/2054	1,000	995,085
				8,845,186
South Dakota-0.03%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2019 B, Ref. RB	3.69%	07/01/2042	200	158,734
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020, RB	3.84%	09/01/2043	120	96,003
South Dakota (State of) Health & Educational Facilities Authority (Sanford), Series 2021, Ref. RB	3.17%	11/01/2052	15	9,518
South Dakota Conservancy District, Series 2010, RB	5.65%	08/01/2030	10	10,124
				274,379
Tennessee-0.83%
Jackson (City of), TN, Series 2018, RB	5.31%	04/01/2048	15	13,103
Memphis (City of), TN, Series 2010 F, GO Bonds	6.04%	07/01/2034	50	51,843
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2010 B, RB	6.57%	07/01/2037	305	322,515
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	25	21,036
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, Ref. RB	3.44%	10/01/2046	1,000	772,254
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	800	495,967
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2010 B, RB	6.73%	07/01/2043	985	1,022,143
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2010, GO Bonds	5.71%	07/01/2034	795	814,759
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority, Series 2010, RB	7.43%	07/01/2043	100	108,952
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (MLS), Series 2020, RB	3.02%	08/01/2040	120	96,059
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (MLS), Series 2020, RB	3.17%	08/01/2051	40	27,615
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.45%	07/01/2043	1,000	993,056
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.60%	07/01/2056	1,500	1,463,213
Tennessee (State of) School Bond Authority, Series 2021, Ref. RB, (CEP - Tennessee Higher Education Intercept Program)	0.73%	11/01/2026	200	198,805
Tennessee (State of) School Bond Authority, Series 2021, Ref. RB, (CEP - Tennessee Higher Education Intercept Program)	1.51%	11/01/2031	30	25,610
Tennessee (State of) School Bond Authority, Series 2021, Ref. RB, (CEP - Tennessee Higher Education Intercept Program)	1.66%	11/01/2032	25	20,823
Tennessee Energy Acquisition Corp., Series 2023 A-2, Ref. RB	5.75%	05/01/2028	10	10,059
Tennessee Housing Development Agency, Series 2024-2B, RB, (CEP - GNMA)	5.98%	07/01/2054	1,000	979,623
				7,437,435
Texas-10.59%
Austin (City of), TX, Series 2019 A, RB	2.94%	11/15/2028	15	14,506
Austin (City of), TX, Series 2019 A, RB	2.99%	11/15/2029	20	19,047
Austin (City of), TX, Series 2019, RB	2.84%	11/15/2027	35	34,384
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGI)(a)	2.86%	11/15/2042	1,150	840,989
Bexar (County of), TX, Series 2020 B, Ref. GO Bonds	2.16%	06/15/2040	90	62,712
Bexar (County of), TX, Series 2021, Ref. GO Bonds	1.85%	06/15/2030	40	36,360
Bexar (County of), TX, Series 2021, Ref. GO Bonds	2.02%	06/15/2031	160	142,705
Bexar (County of), TX, Series 2021, Ref. GO Bonds	2.17%	06/15/2032	5	4,379
Bexar (County of), TX, Series 2021, Ref. RB, (INS - AGI)(a)	3.03%	08/15/2041	1,425	1,098,913
Board of Regents of the University of North Texas System, Series 2025 B, Ref. RB	4.32%	04/15/2029	15	14,914
Board of Regents of the University of North Texas System, Series 2025 B, Ref. RB	4.35%	04/15/2030	15	14,863
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

274

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Board of Regents of the University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	$1,205	$1,200,248
Board of Regents of the University of Texas System, Series 2010 C, RB	4.79%	08/15/2046	1,250	1,173,361
Board of Regents of the University of Texas System, Series 2020 B, RB	2.44%	08/15/2049	1,900	1,096,734
Central Texas Regional Mobility Authority, Series 2020 D, Ref. RB	3.59%	01/01/2042	100	81,553
Clint Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.34%	02/15/2045	250	163,239
Colony Local Development Corp., Series 2013 A, RB, (INS - BHAC)(a)	4.88%	10/01/2047	955	843,873
Corpus Christi (City of), TX, Series 2020, Ref. RB	2.81%	07/15/2040	285	218,600
Corpus Christi (Port of) and Nueces (County of), TX, Series 2015, RB	4.61%	12/01/2035	1,160	1,120,344
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 B, RB	5.00%	12/01/2048	10	8,860
Corpus Christi Independent School District, Series 2011, GO Bonds, (CEP - Texas Permanent School Fund)	4.45%	08/15/2030	25	24,866
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	2.45%	11/01/2029	70	65,496
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	2.55%	11/01/2030	55	50,508
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	2.62%	11/01/2031	30	27,017
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	2.99%	11/01/2038	150	127,586
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	3.14%	11/01/2045	85	62,929
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2019 A, Ref. RB	3.34%	11/01/2045	20	14,717
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.05%	11/01/2029	5	4,619
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.42%	11/01/2032	5	4,342
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.90%	11/01/2036	5	4,096
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	3.09%	11/01/2040	105	82,847
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	990	667,999
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	969,957
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	709,012
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	90	83,027
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	1,160	1,045,703
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.44%	11/01/2032	50	43,390
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	2,000	1,648,088
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	80	63,684
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,065	1,444,718
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,000	792,702
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	2,990	2,488,826
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.00%	11/01/2042	150	142,255
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.05%	11/01/2047	200	183,150
Dallas (City of), TX, Series 2005 A, GO Bonds	5.20%	02/15/2035	65	65,537
Dallas (City of), TX, Series 2005 B, GO Bonds(c)	0.00%	02/15/2027	5	4,897
Dallas (City of), TX, Series 2005 B, GO Bonds(c)	0.00%	02/15/2030	10	8,439
Dallas (City of), TX, Series 2005 B, GO Bonds(c)	0.00%	02/15/2031	15	12,012
Dallas (City of), TX, Series 2005 B, GO Bonds(c)	0.00%	02/15/2032	1,505	1,141,204
Dallas (City of), TX, Series 2005 B, GO Bonds(c)	0.00%	02/15/2034	25	16,921
Dallas (City of), TX, Series 2005 B, GO Bonds(c)	0.00%	02/15/2035	10	6,385
Dallas (City of), TX, Series 2016 B, Ref. RB	2.69%	10/01/2028	55	53,114
Dallas (City of), TX, Series 2020 D, Ref. RB	1.68%	10/01/2028	60	56,751
Dallas (City of), TX, Series 2020 D, Ref. RB	1.73%	10/01/2029	60	55,257
Dallas (City of), TX, Series 2020 D, Ref. RB	2.77%	10/01/2040	100	75,828
Dallas (City of), TX Area Rapid Transit, Series 2009 B, RB	6.00%	12/01/2044	2,210	2,214,398
Dallas (City of), TX Area Rapid Transit, Series 2010, RB	4.92%	12/01/2041	150	144,213
Dallas (City of), TX Area Rapid Transit, Series 2020 C, Ref. RB	2.82%	12/01/2042	10	7,374
Dallas (City of), TX Area Rapid Transit, Series 2020, Ref. RB	1.15%	12/01/2026	10	9,924
Dallas (City of), TX Area Rapid Transit, Series 2021 A, Ref. RB	2.61%	12/01/2048	1,680	1,106,351
Dallas (City of), TX Independent School District, Series 2010, GO Bonds, (CEP - Texas Permanent School Fund)	6.45%	02/15/2035	150	152,860
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	60	59,364
Dallas (City of), TX Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	10	10,206
Dallas (County of), TX Hospital District, Series 2009 C, GO Bonds	5.62%	08/15/2044	365	361,467
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

275

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	$2,675	$2,886,765
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	1,350	1,035,240
Denton Independent School District, Series 2020 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.56%	08/15/2045	240	158,498
Fort Bend Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.18%	08/15/2048	80	66,202
Fort Worth (City of), TX, Series 2017 B, RB	4.09%	03/01/2037	1,095	1,005,817
Fort Worth (City of), TX, Series 2017 B, RB	4.24%	03/01/2047	145	118,782
Garland (City of), TX, Series 2021 B, RB, (INS - AGI)(a)	3.15%	03/01/2051	100	66,020
Grand Parkway Transportation Corp., Series 2013 E, RB	5.18%	10/01/2042	310	302,224
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.22%	10/01/2049	790	540,408
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.31%	10/01/2049	50	35,092
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.24%	10/01/2052	3,800	2,506,094
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGI)(a)	3.71%	11/15/2056	100	66,325
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGI)(a)	3.86%	11/15/2040	1,195	1,012,735
Harris (County of), TX Metropolitan Transit Authority, Series 2020 A, Ref. RB	2.60%	11/01/2037	10	7,919
Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Series 2020, Ref. RB	3.34%	11/15/2037	30	25,696
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series 2020, RB	3.64%	05/15/2050	115	84,168
Houston (City of), TX, Series 2005, GO Bonds	5.31%	03/01/2035	15	15,158
Houston (City of), TX, Series 2006 A, GO Bonds	5.51%	03/01/2036	435	441,788
Houston (City of), TX, Series 2014 B, RB	3.83%	05/15/2028	795	789,577
Houston (City of), TX, Series 2017, GO Bonds	4.06%	03/01/2035	1,290	1,209,711
Houston (City of), TX, Series 2017, GO Bonds	3.96%	03/01/2047	2,075	1,728,797
Houston (City of), TX, Series 2018, Ref. RB	3.72%	11/15/2028	25	24,543
Houston (City of), TX, Series 2018, Ref. RB	3.92%	11/15/2030	120	116,475
Houston (City of), TX, Series 2018, Ref. RB	3.97%	11/15/2031	1,165	1,121,959
Houston (City of), TX, Series 2019 C, Ref. RB	2.21%	11/15/2028	10	9,503
Houston (City of), TX, Series 2019 C, Ref. RB	2.26%	11/15/2029	500	464,247
Houston (City of), TX, Series 2019 C, Ref. RB	2.36%	11/15/2030	205	186,846
Houston (City of), TX, Series 2019 C, Ref. RB	2.51%	11/15/2032	50	43,803
Houston (City of), TX, Series 2020 C, Ref. RB	2.39%	07/01/2031	130	116,906
Houston (City of), TX, Series 2020 D, Ref. RB	2.64%	11/15/2043	10	6,840
Houston Community College System, Series 2021 B, Ref. GO Bonds	2.21%	02/15/2038	5	3,735
Keller Independent School District, Series 2021, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	20	20,331
Lubbock-Cooper Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.65%	02/15/2045	95	65,037
Mansfield Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	25	25,278
Mansfield Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	35	35,646
Mansfield Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	1.70%	02/15/2031	5	4,442
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.52%	03/01/2042	2,250	2,060,308
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.67%	03/01/2050	1,450	1,265,260
Midland Independent School District, Series 2020, Ref. GO Bonds(b)	2.45%	02/15/2040	400	306,818
New Hope Cultural Education Facilities Finance Corp. (Texas A&M University Cain Hall Redevelopment), Series 2016, RB	4.03%	04/01/2041	160	137,383
North Texas Tollway Authority, Series 2009 B, RB	6.72%	01/01/2049	2,660	2,807,407
North Texas Tollway Authority, Series 2021, Ref. RB	3.01%	01/01/2043	1,505	1,107,356
Permanent University Fund - Texas A&M University System, Series 2012 B, RB	3.58%	07/01/2032	145	139,249
Permanent University Fund - Texas A&M University System, Series 2017 B, Ref. RB	3.66%	07/01/2047	650	516,358
Permanent University Fund - Texas A&M University System, Series 2019, RB	3.10%	07/01/2049	65	46,494
Permanent University Fund - University of Texas System, Series 2017, RB	3.38%	07/01/2047	90	65,425
Red River Education Finance Corp., Series 2020, Ref. RB	3.32%	03/15/2040	55	44,991
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

276

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Rockwall Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.38%	02/15/2046	$5	$3,199
San Antonio (City of), TX, Series 2010, RB	5.81%	02/01/2041	20	20,153
San Antonio (City of), TX, Series 2012, RB	4.43%	02/01/2042	1,530	1,432,545
San Antonio (City of), TX, Series 2016, Ctfs. Of Obligations	2.93%	02/01/2046	1,005	700,908
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	1.64%	02/01/2030	150	136,498
San Antonio (City of), TX, Series 2020, Ref. RB	2.88%	02/01/2040	5	3,903
San Antonio (City of), TX, Series 2020, Ref. RB	2.91%	02/01/2048	50	35,037
San Antonio (City of), TX, Series 2022, GO Bonds	4.53%	02/01/2042	1,145	1,046,669
San Antonio (City of), TX, Series 2022, RB	4.37%	02/01/2042	1,030	923,574
San Antonio (City of), TX, Series 2025 A, RB	3.76%	02/01/2029	10	9,823
San Antonio (City of), TX, Series 2025 A, RB	3.86%	02/01/2030	15	14,644
San Antonio (City of), TX, Series 2025 A, RB	5.47%	02/01/2045	2,345	2,294,597
San Antonio (City of), TX, Series 2025 A, RB	5.57%	02/01/2050	260	252,677
San Antonio Education Facilities Corp. (Trinity University), Series 2020, Ref. RB	3.24%	06/01/2050	5	3,190
Tarrant County Cultural Education Facilities Finance Corp., Series 2013, RB	4.45%	11/15/2043	55	49,051
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGI)(a)	3.29%	09/01/2040	500	398,213
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGI)(a)	3.42%	09/01/2050	1,240	851,666
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	2,418	2,399,099
Texas (State of), Series 2020, Ref. GO Bonds	2.28%	10/01/2028	45	43,186
Texas (State of), Series 2020, Ref. GO Bonds	2.33%	10/01/2029	15	14,114
Texas (State of), Series 2020, Ref. GO Bonds	3.23%	10/01/2039	40	33,458
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	175	176,599
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	250	253,349
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,000	988,718
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	780	704,643
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,395	1,232,763
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	780	787,125
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	285	288,818
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	655	628,919
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	200	180,678
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	1,000	883,701
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,357,642
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	847,115
Texas (State of), Series 2023 A, GO Bonds	5.53%	10/01/2029	995	1,027,217
Texas (State of), Series 2023 A, Ref. GO Bonds	5.58%	10/01/2030	10	10,414
Texas (State of), Series 2023 A, Ref. GO Bonds	5.69%	10/01/2031	45	46,921
Texas (State of), Series 2023 A, Ref. GO Bonds	5.87%	10/01/2033	10	10,427
Texas (State of), Series 2023, GO Bonds	4.63%	10/01/2029	25	25,170
Texas (State of), Series 2023, GO Bonds	5.24%	10/01/2043	40	39,122
Texas (State of), Series 2025, GO Bonds	4.07%	10/01/2028	15	14,878
Texas (State of), Series 2025, GO Bonds	4.33%	10/01/2030	20	19,903
Texas (State of), Series 2025, GO Bonds	4.48%	10/01/2031	45	44,890
Texas (State of) Department of Housing & Community Affairs, Series 2020, Ref. RB	2.04%	09/01/2030	5	4,532
Texas (State of) Department of Housing & Community Affairs, Series 2024 B, RB, (CEP - GNMA)	6.00%	01/01/2054	10	10,249
Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds	1.38%	10/01/2028	30	28,155
Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds	1.53%	10/01/2029	10	9,132
Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds	1.58%	10/01/2030	5	4,436
Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds	1.88%	10/01/2034	170	135,762
Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds	2.56%	04/01/2042	170	128,036
Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds	2.47%	10/01/2044	385	260,206
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	1,855	1,422,338
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	3,880	3,907,900
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.92%	10/15/2044	600	560,169
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.99%	10/15/2054	500	452,697
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

277

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas A&M University, Series 2016 B, RB	4.11%	05/15/2045	$160	$137,667
Texas A&M University, Series 2016 D, Ref. RB	3.43%	05/15/2036	100	89,808
Texas A&M University, Series 2016, RB	3.99%	05/15/2037	365	339,028
Texas A&M University, Series 2017 A, Ref. RB	3.38%	05/15/2029	5	4,863
Texas A&M University, Series 2017 A, Ref. RB	3.43%	05/15/2030	30	28,882
Texas A&M University, Series 2017 A, Ref. RB	3.48%	05/15/2031	20	19,060
Texas A&M University, Series 2017 B, Ref. RB	2.99%	05/15/2028	45	43,997
Texas A&M University, Series 2017 B, Ref. RB	3.19%	05/15/2030	15	14,317
Texas A&M University, Series 2017 B, Ref. RB	3.29%	05/15/2031	150	141,724
Texas A&M University, Series 2017 D, RB	3.62%	05/15/2037	1,270	1,142,499
Texas A&M University, Series 2017 D, RB	3.82%	05/15/2047	5	4,047
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	1,480	1,243,821
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	1,000	953,418
Texas A&M University, Series 2019 B, Ref. RB	3.33%	05/15/2039	10	8,460
Texas A&M University, Series 2019 B, Ref. RB	3.48%	05/15/2049	30	22,906
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	100	75,182
Texas A&M University, Series 2021 B, RB	2.91%	05/15/2048	135	92,847
Texas Natural Gas Securitization Finance Corp., Series 2023 A-1, RB	5.10%	04/01/2035	1,546	1,564,167
Texas Natural Gas Securitization Finance Corp., Series 2023 A-2, RB	5.17%	04/01/2041	5,945	5,900,389
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 B, Ref. RB	3.92%	12/31/2049	2,850	2,201,549
Texas Public Finance Authority, Series 2020, RB	1.33%	02/01/2028	90	86,197
Texas Public Finance Authority, Series 2020, RB	1.43%	02/01/2029	25	23,212
Texas Public Finance Authority, Series 2020, RB	1.52%	02/01/2030	190	171,323
Texas Public Finance Authority, Series 2021, RB	1.82%	02/01/2029	25	23,432
Texas Public Finance Authority, Series 2021, RB	2.96%	02/01/2041	15	11,469
Texas State University Board of Regents, Series 2020, Ref. RB	2.75%	02/15/2040	10	7,495
Texas Transportation Finance Corp., Series 2025, RB	4.43%	10/01/2034	1,080	1,043,310
Travis County Healthcare District, Series 2023 B, GO Bonds	5.48%	03/01/2043	750	730,326
University of Houston, Series 2016 B, Ref. RB	3.49%	02/15/2033	45	42,373
University of Houston, Series 2022 B, RB	4.91%	02/15/2052	70	62,399
University of Houston, Series 2024 B, RB	5.27%	02/15/2055	1,350	1,255,700
Uptown Development Authority, Series 2021 B, RB, (INS - AGI)(a)	3.46%	09/01/2040	1,335	1,088,176
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	170	133,607
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.94%	03/01/2050	60	39,490
Williamson (County of), TX, Series 2021, Ref. GO Bonds	1.06%	02/15/2028	70	66,719
Williamson (County of), TX, Series 2021, Ref. GO Bonds	1.29%	02/15/2029	30	27,737
				95,350,700
Utah-0.23%
Salt Lake (County of), UT Municipal Building Authority, Series 2009 B, RB	5.82%	12/01/2029	325	327,261
Utah (State of) Transit Authority, Series 2019 B, Ref. RB	3.44%	12/15/2042	5	3,869
Utah (State of) Transit Authority, Series 2020, Ref. RB	2.77%	12/15/2038	900	703,310
Utah (State of) Transit Authority, Series 2021, Ref. RB(b)	2.29%	12/15/2032	1,250	1,073,982
				2,108,422
Virgin Islands-0.09%
Virgin Islands (Government of) Water & Power Authority (Electric System), Series 2010 C, RB, (INS - AGI)(Acquired 01/09/2012 - 05/19/2026; Cost $808,906)(a)(f)	6.85%	07/01/2035	765	805,655
Virginia-1.63%
Fairfax (County of), VA, Series 2020 B, Ref. GO Bonds	1.33%	10/01/2030	5	4,405
Hampton Roads Sanitation District, Series 2019 A, Ref. RB	2.78%	02/01/2039	5	3,984
Lexington Industrial Development Authority, Series 2019, RB	3.38%	01/01/2043	125	100,793
Norfolk (City of), VA, Series 2010, GO Bonds	5.91%	03/01/2029	20	20,352
Portsmouth (City of), VA, Series 2019 B, GO Bonds	2.50%	02/01/2034	30	26,460
Richmond (City of), VA, Series 2020 B, Ref. RB(b)	3.54%	01/15/2043	55	47,486
Richmond (City of), VA, Series 2020 B, Ref. RB	3.54%	01/15/2043	195	157,391
University of Virginia, Series 2009, RB	6.20%	09/01/2039	265	278,431
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

278

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
University of Virginia, Series 2017 C, RB	4.18%	09/01/2117	$1,070	$754,968
University of Virginia, Series 2019 A, RB	3.23%	09/01/2119	1,200	652,626
University of Virginia, Series 2019 C-1, Ref. RB	2.97%	09/01/2049	730	474,365
University of Virginia, Series 2020, Ref. RB	2.26%	09/01/2050	2,170	1,216,989
University of Virginia, Series 2021 B, Ref. RB	2.58%	11/01/2051	2,585	1,535,378
Virginia (Commonwealth of) College Building Authority, Series 2021, Ref. RB, (CEP - Virginia Higher Education Intercept Program)	1.13%	09/01/2028	20	18,749
Virginia (Commonwealth of) College Building Authority, Series 2021, Ref. RB, (CEP - Virginia Higher Education Intercept Program)	1.33%	09/01/2029	5	4,557
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, Ref. RB	1.64%	02/01/2029	15	13,991
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, Ref. RB	1.74%	02/01/2030	65	59,009
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2020, Ref. RB	2.17%	02/01/2034	20	16,507
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2021, Ref. RB, (CEP - Virginia Higher Education Intercept Program)	0.94%	09/01/2027	5	4,840
Virginia (Commonwealth of) Housing Development Authority, Series 2019 A, RB	2.95%	10/25/2049	96	85,121
Virginia (Commonwealth of) Housing Development Authority, Series 2020 A, RB	2.85%	12/25/2049	10	8,574
Virginia (Commonwealth of) Housing Development Authority, Series 2020 B, RB	2.75%	10/25/2046	868	755,527
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.63%	04/01/2050	25	18,496
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.83%	04/01/2055	1,615	1,187,050
Virginia (Commonwealth of) Housing Development Authority, Series 2020 F, RB	3.28%	07/01/2050	1,300	898,045
Virginia (Commonwealth of) Housing Development Authority, Series 2020, RB	2.96%	09/01/2045	1,000	711,607
Virginia (Commonwealth of) Housing Development Authority, Series 2025 F, RB	5.55%	07/01/2050	15	14,350
Virginia Commonwealth University Health System Authority, Series 2014, RB	4.96%	01/01/2044	5	4,579
Virginia Housing Development Authority, Series 2012, RB	4.17%	10/01/2032	125	121,645
Virginia Housing Development Authority, Series 2014 C, Ref. RB	4.67%	11/01/2044	50	45,003
Virginia Housing Development Authority, Series 2020, RB	2.53%	06/01/2030	90	85,906
Virginia Housing Development Authority, Series 2024 A, RB	5.36%	10/01/2039	1,080	1,062,462
Virginia Housing Development Authority, Series 2024, RB	5.85%	10/01/2049	575	563,319
Virginia Housing Development Authority, Series 2024, RB	5.95%	10/01/2066	170	167,859
Virginia Housing Development Authority, Series 2026 A, RB	5.83%	07/01/2051	1,100	1,085,983
Virginia Housing Development Authority, Series 2026 A, RB	5.88%	07/01/2056	1,100	1,077,606
William & Mary (College of), VA, Series 2020 B, Ref. RB	3.12%	02/15/2051	600	400,057
Williamsburg Economic Development Authority, Series 2025, Ref. RB	4.96%	11/01/2035	1,000	977,006
				14,661,476
Washington-1.20%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	650	668,807
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,855	1,831,288
Central Washington University (Build America Bonds), Series 2010, RB	6.95%	05/01/2040	65	68,795
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	460	486,504
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,020	1,022,516
Douglas (County of), WA Public Utility District No. 1, Series 2010 A, RB	5.45%	09/01/2040	30	30,007
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	2.35%	07/01/2034	20	16,668
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	4.22%	07/01/2029	10	9,916
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	4.32%	07/01/2030	30	29,701
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2010 M,Ref. RB	5.63%	01/01/2027	5	5,021
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2012, RB	3.91%	01/01/2032	130	124,849
Grays Harbor County Public Utility District No. 1, Series 2010 A, RB	6.71%	07/01/2040	125	133,636
King (County of), WA, Series 2021 A, Ref. RB	2.84%	07/01/2047	100	65,772
King (County of), WA, Series 2021 C, GO Bonds	1.69%	12/01/2028	5	4,713
King (County of), WA, Series 2021 C, GO Bonds	2.73%	12/01/2041	450	336,527
King (County of), WA (Green Bonds), Series 2021 C, GO Bonds	1.54%	12/01/2027	10	9,677
Northwest Infrastructure Financing Corp., Series 2004, RB	5.38%	01/01/2034	105	107,497
Pierce (County of), WA, Series 2020, Ref. RB	2.87%	08/01/2042	75	55,290
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

279

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Pierce County School District No 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	2.00%	12/01/2035	$15	$11,739
Pierce County School District No. 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	1.65%	12/01/2030	195	173,298
Pierce County School District No. 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	1.73%	12/01/2031	15	12,985
Pierce County School District No. 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	2.36%	12/01/2039	310	229,205
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 C, GO Bonds, (CEP - Washington School Bond Guaranty)	3.08%	11/01/2045	450	317,010
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	1.90%	12/01/2033	1,350	1,111,398
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020, Ref. GO Bonds, (CEP - Washington School Bond Guaranty)	2.03%	12/01/2036	10	7,620
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	550	501,394
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,002,309
University of Washington, Series 2021 B, Ref. RB	2.62%	04/01/2042	750	536,907
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	850	865,962
Washington (State of) Convention Center Public Facilities District, Series 2010, RB	6.79%	07/01/2040	15	15,763
Washington (State of) Health Care Facilities Authority, Series 2017 A, RB	4.20%	08/15/2047	545	418,223
Washington (State of) Higher Education Facilities Authority (Whitman College), Series 2021, Ref. RB	2.34%	01/01/2029	660	627,404
				10,838,401
West Virginia-0.18%
Tobacco Settlement Finance Authority, Series 2020, Ref. RB	4.31%	06/01/2049	1,745	1,197,361
Tobacco Settlement Finance Authority, Series 2020-1, Ref. RB	2.55%	06/01/2029	75	69,942
Tobacco Settlement Finance Authority, Series 2020-1, Ref. RB	2.70%	06/01/2030	75	68,455
Tobacco Settlement Finance Authority, Series 2020-1, Ref. RB	4.01%	06/01/2040	10	7,700
Tobacco Settlement Finance Authority, Series 2020-2, Ref. RB	4.88%	06/01/2049	10	9,782
West Virginia (State of) (West Virginia University), Series 2020, Ref. RB	2.03%	10/01/2029	45	41,654
West Virginia (State of) Economic Development Authority, Series 2010, RB	7.65%	04/01/2040	5	5,652
Wheeling Municipal Building Commission, Series 2022, RB	6.00%	08/01/2050	200	192,543
				1,593,089
Wisconsin-0.49%
Milwaukee (City of), WI, Series 2023 T-1, GO Bonds, (INS - BAM)(a)	4.60%	02/01/2028	25	25,078
Milwaukee (County of), WI, Series 2009 A, GO Bonds	6.84%	12/01/2028	75	77,104
Wisconsin (State of), Series 2016 B, Ref. RB	3.29%	05/01/2037	1,000	846,141
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	1,250	1,150,106
Wisconsin (State of), Series 2017 C, Ref. RB(b)	3.15%	05/01/2027	15	14,894
Wisconsin (State of), Series 2020 A, Ref. RB	2.30%	05/01/2028	15	14,489
Wisconsin (State of), Series 2020 A, Ref. RB	2.43%	05/01/2031	10	9,055
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	150	133,098
Wisconsin (State of), Series 2020 E, Ref. RB	2.20%	05/01/2027	40	39,439
Wisconsin (State of), Series 2020 E, Ref. RB	2.35%	05/01/2029	90	85,053
Wisconsin (State of), Series 2020 E, Ref. RB	2.40%	05/01/2030	160	148,077
Wisconsin (State of), Series 2021 A, Ref. RB	1.15%	05/01/2027	40	39,166
Wisconsin (State of), Series 2021 A, Ref. RB	1.59%	05/01/2030	30	26,951
Wisconsin (State of), Series 2021 A, Ref. RB	1.64%	05/01/2031	45	39,270
Wisconsin (State of), Series 2023 A, Ref. RB	4.35%	05/01/2029	45	44,713
Wisconsin (State of) (Bayhealth Medical Center), Series 2021, RB	3.41%	07/01/2051	320	212,923
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGI)(a)	4.17%	12/15/2050	1,000	779,226
Wisconsin (State of) Public Finance Authority, Series 2018, Ref. RB	4.27%	07/01/2040	50	44,455
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

280

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGI)(a)	3.09%	06/01/2050	$1,030	$655,238
Wisconsin (State of) Public Finance Authority (Texas Biomedical Research Institute), Series 2021, RB	3.63%	06/01/2051	100	52,817
				4,437,293
Total Municipal Obligations (Cost $972,472,334)				883,267,896
			Shares
Money Market Funds-0.62%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(g)(h) (Cost $5,564,409)			5,564,409	5,564,409
TOTAL INVESTMENTS IN SECURITIES(i)-98.68% (Cost $978,036,743)				888,832,305
OTHER ASSETS LESS LIABILITIES-1.32%				11,915,082
NET ASSETS-100.00%				$900,747,387

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
FGIC	-Financial Guaranty Insurance Company
FNMA	-Federal National Mortgage Association
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $274,052, which represented less than 1% of the Fund’s Net Assets.

(f)	Restricted security. The value of this security at August 31, 2026 represented less than 1% of the Fund’s Net Assets.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,217,341	$180,605,531	$(199,258,463)	$-	$-	$5,564,409	$809,088

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

281

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2026
(h)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(i)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

282

Invesco U.S. Hybrid Bond ETF (HBRD)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.28%
Automotive Parts & Equipment-0.35%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(b)	$50,000	$50,425
Diversified Financial Services-3.11%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.95% 03/10/2055(b)	75,000	77,005
6.50% 01/31/2056(b)	45,000	45,249
Apollo Global Management, Inc., 6.00%, 12/15/2054(b)	45,000	42,732
CI Financial Holdings Ltd. (United Kingdom), 7.63%, 07/23/2056(b)(c)	38,000	38,355
Corebridge Financial, Inc.
6.88% 12/15/2052(b)	87,000	88,293
6.38% 09/15/2054(b)	75,000	74,283
Equitable Holdings, Inc., 6.70%, 03/28/2055(b)	50,000	50,559
Voya Financial, Inc., 4.70%, 01/23/2048(b)	35,000	34,372
		450,848
Electric Utilities-20.72%
Alliant Energy Corp., 5.75%, 04/01/2056(b)	61,000	59,717
American Electric Power Co., Inc.
6.95% 12/15/2054(b)	60,000	63,012
7.05% 12/15/2054(b)	40,000	41,378
Series C, 5.80% 03/15/2056(b)	133,000	130,625
Series D, 6.05% 03/15/2056(b)	133,000	129,368
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(b)	30,000	29,801
Duke Energy Corp., 6.45%, 09/01/2054(b)(d)	100,000	102,007
Edison International
8.13% 06/15/2053(b)(d)	50,000	50,783
7.88% 06/15/2054(b)(d)	45,000	45,590
Emera US Finance LLC
Series A, 6.65% 10/01/2056(b)	35,000	35,000
Series B, 6.85% 10/01/2056(b)	40,000	40,128
Entergy Corp.
7.13% 12/01/2054(b)	106,000	108,976
5.88% 06/15/2056(b)	60,000	59,083
6.10% 06/15/2056(b)	70,000	68,608
6.50% 12/15/2056(b)	76,000	75,838
6.50% 12/15/2058(b)	63,000	62,750
EUSHI Finance, Inc.
7.63% 12/15/2054(b)	50,000	51,660
6.25% 04/01/2056(b)	63,000	61,881
Evergy, Inc.
6.65% 06/01/2055(b)	50,000	50,328
6.40% 02/15/2057(b)	49,000	49,289
Eversource Energy
Series A, 6.10% 08/15/2056(b)	65,000	64,302
Series B, 6.35% 08/15/2056(b)	75,000	74,789
Exelon Corp., 6.50%, 03/15/2055(b)	87,000	87,682
National Rural Utilities Cooperative Finance Corp., 7.13%, 09/15/2053(b)	40,000	41,099
Nevada Power Co., 6.25%, 05/15/2055(b)	21,000	20,953
	Principal Amount	Value
Electric Utilities-(continued)
NextEra Energy Capital Holdings, Inc.
6.75% 06/15/2054(b)	$85,000	$86,989
6.70% 09/01/2054(b)	70,000	71,159
6.38% 08/15/2055(b)	105,000	105,568
6.50% 08/15/2055(b)	70,000	70,358
5.11% 09/29/2057(c)	50,000	41,519
4.80% 12/01/2077(b)	35,000	34,658
5.65% 05/01/2079(b)	34,000	33,862
Series AA, 6.00% 10/01/2056(b)	65,000	64,179
Series BB, 6.20% 10/01/2056(b)	85,000	82,838
Series CC, 6.63% 10/01/2066(b)	105,000	102,394
PacifiCorp
7.38% 09/15/2055(b)	73,000	73,028
7.13% 08/15/2056(b)	109,000	107,750
Sierra Pacific Power Co.
6.20% 12/15/2055(b)	45,000	44,216
6.38% 09/15/2056(b)	60,000	59,748
Southern Co. (The)
6.38% 03/15/2055(b)	180,000	180,947
6.00% 04/01/2058(b)	132,000	130,069
TXNM Energy, Inc., 7.00%, 07/31/2056(b)(c)	35,000	35,336
Xcel Energy, Inc., 5.75%, 12/03/2056(b)	80,000	77,608
		3,006,873
Gas Utilities-1.42%
AltaGas Ltd. (Canada), 7.20%, 10/15/2054(b)(c)	78,000	80,680
Northwest Natural Holding Co., 7.00%, 09/15/2055(b)	35,000	35,480
Spire, Inc.
6.25% 06/01/2056(b)	45,000	44,853
6.45% 06/01/2056(b)	45,000	44,775
		205,788
Health Care REITs-0.60%
Alexandria Real Estate Equities, Inc., Series A, 7.25%, 02/15/2057(b)	87,000	86,965
Health Care Services-1.98%
CVS Health Corp.
6.75% 12/10/2054(b)	75,000	76,931
7.00% 03/10/2055(b)	204,000	210,590
		287,521
Health Care Supplies-0.38%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055(b)	55,000	54,722
Independent Power Producers & Energy Traders-0.92%
AES Corp. (The)
7.60% 01/15/2055(b)	82,000	83,833
6.95% 07/15/2055(b)	50,000	49,305
		133,138
Integrated Telecommunication Services-8.45%
Bell Canada (Canada)
6.88% 09/15/2055(b)	100,000	101,267
7.00% 09/15/2055(b)	110,000	111,124
British Telecommunications PLC (United Kingdom), 4.88%, 11/23/2081(b)(c)	50,000	47,898
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

283

Invesco U.S. Hybrid Bond ETF (HBRD)—(continued)
August 31, 2026
	Principal Amount	Value
Integrated Telecommunication Services-(continued)
TELUS Corp. (Canada)
6.63% 10/15/2055(b)	$70,000	$69,310
7.00% 10/15/2055(b)	80,000	79,321
6.38% 06/09/2056(b)	68,000	66,644
6.63% 06/09/2056(b)	65,000	62,591
Verizon Communications, Inc.
6.20% 05/14/2056(b)	187,000	180,453
6.75% 02/15/2057(b)	155,000	154,551
6.05% 05/14/2058(b)	182,000	177,682
6.60% 02/15/2059(b)	175,000	175,088
		1,225,929
Investment Banking & Brokerage-1.10%
Brookfield Finance, Inc. (Canada), 6.30%, 01/15/2055(b)	70,000	67,524
Goldman Sachs Capital I, 6.35%, 02/15/2034	90,000	92,064
		159,588
Life & Health Insurance-19.89%
Aegon Ltd., 5.50%, 04/11/2048(b)	80,000	79,859
American National Group, Inc., 7.00%, 12/01/2055(b)	50,000	47,767
Athene Holding Ltd.
6.63% 10/15/2054(b)	55,000	50,809
6.88% 06/28/2055(b)	60,000	56,172
Lincoln National Corp., 6.80%, 07/15/2056(b)	50,000	49,679
Meiji Yasuda Life Insurance Co. (Japan)
5.10% 04/26/2048(b)(c)	87,000	87,041
5.80% 09/11/2054(b)(c)	170,000	166,419
6.10% 06/11/2055(b)(c)	201,000	199,158
MetLife, Inc.
6.40% 12/15/2036	111,000	111,838
9.25% 04/08/2038(c)	75,000	86,750
10.75% 08/01/2039	50,000	63,942
5.85% 03/15/2056(b)	100,000	96,916
Series G, 6.35% 03/15/2055(b)	87,000	88,519
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	40,000	38,874
Nippon Life Insurance Co. (Japan)
4.00% 09/19/2047(b)(c)	70,000	69,133
3.40% 01/23/2050(b)(c)	100,000	93,251
2.75% 01/21/2051(b)(c)	140,000	123,964
2.90% 09/16/2051(b)(c)	80,000	70,057
6.25% 09/13/2053(b)(c)	80,000	81,672
5.95% 04/16/2054(b)(c)	115,000	114,698
6.50% 04/30/2055(b)(c)	135,000	138,630
Prudential Financial, Inc.
4.50% 09/15/2047(b)	63,000	62,303
5.70% 09/15/2048(b)	87,000	87,145
3.70% 10/01/2050(b)	80,000	73,665
5.13% 03/01/2052(b)	100,000	96,721
6.00% 09/01/2052(b)	120,000	120,254
6.75% 03/01/2053(b)	50,000	52,029
6.50% 03/15/2054(b)	100,000	102,056
6.25% 06/15/2056(b)	63,000	61,985
	Principal Amount	Value
Life & Health Insurance-(continued)
Sumitomo Life Insurance Co. (Japan)
5.88% 09/10/2055(b)(c)	$118,000	$115,146
4.00% 09/14/2077(b)(c)	118,000	116,824
3.38% 04/15/2081(b)(c)	93,000	84,265
		2,887,541
Managed Health Care-0.59%
Humana, Inc., 6.63%, 09/15/2056(b)	87,000	86,260
Multi-line Insurance-2.78%
Allianz SE (Germany)
6.35% 09/06/2053(b)(c)	100,000	102,662
5.60% 09/03/2054(b)(c)	117,000	114,452
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(b)	35,000	35,140
Liberty Mutual Group, Inc.
4.30% 02/01/2061(c)	80,000	50,368
7.80% 03/07/2087(c)	34,000	37,005
MetLife Capital Trust IV, 7.88%, 12/15/2067(c)	59,000	63,950
		403,577
Multi-Utilities-13.28%
CenterPoint Energy, Inc.
6.70% 05/15/2055(b)	50,000	50,848
5.95% 04/01/2056(b)	70,000	69,007
Series A, 7.00% 02/15/2055(b)	40,000	41,271
Series B, 6.85% 02/15/2055(b)	40,000	41,381
Series E, 6.40% 08/15/2058(b)	59,000	59,252
CMS Energy Corp.
4.75% 06/01/2050(b)	41,000	39,781
3.75% 12/01/2050(b)	40,000	36,883
6.50% 06/01/2055(b)	100,000	100,669
Dominion Energy, Inc.
6.63% 05/15/2055(b)	115,000	115,456
6.00% 02/15/2056(b)	133,000	131,915
6.20% 02/15/2056(b)	122,000	119,605
6.15% 12/15/2056(b)	95,000	93,791
6.25% 12/15/2056(b)	45,000	44,373
Series A, 6.88% 02/01/2055(b)	92,000	93,599
Series B, 7.00% 06/01/2054(b)	92,000	95,684
DTE Energy Co., Series C, 6.20%, 07/01/2058(b)	100,000	99,595
NiSource, Inc.
6.95% 11/30/2054(b)	50,000	51,382
6.38% 03/31/2055(b)	50,000	50,399
5.75% 07/15/2056(b)	87,000	85,680
6.25% 04/15/2057(b)	63,000	62,894
Sempra
6.40% 10/01/2054(b)	110,000	108,758
6.88% 10/01/2054(b)	96,000	97,594
6.55% 04/01/2055(b)	60,000	58,932
6.63% 04/01/2055(b)	40,000	40,116
6.38% 04/01/2056(b)	80,000	80,171
WEC Energy Group, Inc., 5.63%, 05/15/2056(b)	60,000	59,004
		1,928,040
Oil & Gas Refining & Marketing-1.26%
Phillips 66 Co.
Series A, 5.88% 03/15/2056(b)	87,000	85,909
Series B, 6.20% 03/15/2056(b)	99,000	97,781
		183,690
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

284

Invesco U.S. Hybrid Bond ETF (HBRD)—(continued)
August 31, 2026
	Principal Amount	Value
Oil & Gas Storage & Transportation-11.31%
Enbridge, Inc. (Canada)
7.20% 06/27/2054(b)	$59,000	$61,794
7.38% 03/15/2055(b)	50,000	52,078
6.25% 03/01/2078(b)	85,000	85,086
7.38% 01/15/2083(b)	50,000	50,819
7.63% 01/15/2083(b)	60,000	64,557
8.50% 01/15/2084(b)	120,000	135,341
Series 20-A, Conv., 5.75% 07/15/2080(b)	87,000	86,695
Series NC5, 8.25% 01/15/2084(b)	64,000	67,448
Energy Transfer L.P.
8.00% 05/15/2054(b)	68,000	71,268
7.13% 10/01/2054(b)	40,000	41,053
6.50% 02/15/2056(b)	105,000	105,391
6.75% 02/15/2056(b)	80,000	79,755
6.55% 01/15/2057(b)	65,000	64,592
6.70% 01/15/2057(b)	105,000	104,096
Enterprise Products Operating LLC, 5.38%, 02/15/2078(b)	70,000	69,745
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
7.50% 03/01/2055(b)	65,000	68,209
7.63% 03/01/2055(b)	45,000	46,733
Southern Co. Gas Capital Corp., 6.05%, 09/15/2056(b)	50,000	49,673
TransCanada Pipelines Ltd. (Canada)
6.13% 10/17/2056(b)	50,000	49,990
6.38% 10/17/2056(b)	50,000	49,881
TransCanada PipeLines Ltd. (Canada), 7.00%, 06/01/2065(b)	75,000	76,549
Transcanada Trust (Canada)
5.50% 09/15/2079(b)	96,000	94,816
5.60% 03/07/2082(b)	68,000	66,533
		1,642,102
Property & Casualty Insurance-1.31%
ACE Capital Trust II, 9.70%, 04/01/2030	30,000	34,516
Allstate Corp. (The), 6.50%, 05/15/2057(b)	50,000	50,288
Assurant, Inc., 7.00%, 03/27/2048(b)	40,000	40,535
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066(b)(c)(d)	30,000	28,599
Fidelis Insurance Holdings Ltd. (United Kingdom), 7.75%, 06/15/2055(b)	35,000	36,436
		190,374
Reinsurance-3.31%
Enstar Group Ltd., 7.50%, 04/01/2045(b)(c)	35,000	36,266
Global Atlantic (Fin) Co.
7.95% 10/15/2054(b)(c)	60,000	59,914
7.25% 03/01/2056(b)(c)	60,000	57,914
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany), 5.88%, 05/23/2042(b)(c)	110,000	111,304
	Principal Amount	Value
Reinsurance-(continued)
PartnerRe Finance B LLC, 4.50%, 10/01/2050(b)	$50,000	$47,443
Reinsurance Group of America, Inc.
6.65% 09/15/2055(b)	65,000	64,661
6.38% 09/15/2056(b)	40,000	38,914
Swiss Re Finance (Luxembourg) S.A. (Switzerland), 5.00%, 04/02/2049(b)(c)	65,000	64,452
		480,868
Renewable Electricity-0.62%
Puget Energy, Inc.
7.00% 09/15/2056(b)	45,000	45,168
7.25% 09/15/2056(b)	45,000	45,108
		90,276
Specialized Finance-0.71%
HA Sustainable Infrastructure Capital, Inc.
8.00% 06/01/2056(b)	40,000	42,029
7.13% 11/15/2056(b)	60,000	60,487
		102,516
Wireless Telecommunication Services-4.19%
Rogers Communications, Inc. (Canada)
7.00% 04/15/2055(b)	98,000	98,726
7.13% 04/15/2055(b)	87,000	87,597
6.88% 07/31/2056(b)	75,000	75,245
Vodafone Group PLC (United Kingdom)
7.00% 04/04/2079(b)	192,000	196,908
4.13% 06/04/2081(b)	86,000	79,034
5.13% 06/04/2081(b)	95,000	70,059
		607,569
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.28% (Cost $14,663,774)		14,264,610
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.64%
Invesco Private Government Fund, 3.73%(e)(f)(g)	65,805	65,805
Invesco Private Prime Fund, 3.82%(e)(f)(g)	171,138	171,172
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $236,971)		236,977
TOTAL INVESTMENTS IN SECURITIES-99.92% (Cost $14,900,745)		14,501,587
OTHER ASSETS LESS LIABILITIES-0.08%		12,265
NET ASSETS-100.00%		$14,513,852

Investment Abbreviations:
Conv.	-Convertible

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

285

Invesco U.S. Hybrid Bond ETF (HBRD)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
August 31, 2026 was $2,517,682, which represented 17.35% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at August 31, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$566,694	$(566,694)	$-	$-	$-	$419
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	241,913	(176,108)	-	-	65,805	7 *
Invesco Private Prime Fund	-	540,879	(369,731)	6	18	171,172	-
Total	$-	$1,349,486	$(1,112,533)	$6	$18	$236,977	$426

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:
Canada	13.69%
Japan	10.06%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

286

Invesco Variable Rate Preferred ETF (VRP)
August 31, 2026
Schedule of Investments(a)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-87.78%
Automobile Components-0.17%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(b)	$5,210,000	$5,257,567
Banks-23.93%
BAC Capital Trust XIV, Series G, 4.33% (3 mo. Term SOFR + 0.66%)(c)(d)	5,221,000	4,230,852
Bank of America Corp.
6.25%(b)(c)	26,075,000	26,124,960
6.63%(b)(c)	30,914,000	31,725,554
Series FF, 5.88%(b)(c)	23,436,000	23,446,096
Series RR, 4.38%(b)(c)	17,202,000	17,133,939
Series TT, 6.13%(b)(c)	20,622,000	20,739,014
Bank of Montreal (Canada), 4.80%(b)(c)	5,148,000	5,173,570
Bank of Nova Scotia (The) (Canada), 6.67% (3 mo. Term SOFR + 2.91%)(c)(d)	12,875,000	12,854,450
Citigroup, Inc.
6.63%(b)(c)	25,780,000	26,160,977
Series AA, 7.63%(b)(c)	15,455,000	16,178,526
Series BB, 7.20%(b)(c)	5,583,000	5,735,963
Series CC, 7.13%(b)(c)	18,278,000	18,705,468
Series DD, 7.00%(b)(c)(e)	15,505,000	15,946,625
Series EE, 6.75%(b)(c)	15,435,000	15,497,882
Series FF, 6.95%(b)(c)	20,737,000	20,995,383
Series GG, 6.88%(b)(c)	27,811,000	28,198,741
Series JJ, 6.50%(b)(c)(e)	10,520,000	10,581,226
Series Y, 4.15%(b)(c)(e)	10,268,000	10,247,567
Series Z, 7.38%(b)(c)	13,088,000	13,472,290
Citizens Financial Group, Inc., Series J, 6.75%(b)(c)(e)	4,200,000	4,158,510
CoBank ACB, Series N, 6.75%(b)(c)	5,250,000	5,258,833
CoBank, ACB
Series J, 4.25%(b)(c)	4,290,000	4,257,886
Series K, 6.45%(b)(c)	4,246,000	4,250,841
Fifth Third Bancorp, Series H, 7.03% (3 mo. Term SOFR + 3.29%)(c)(d)	6,314,000	6,328,589
First Citizens BancShares, Inc., Series D, 7.00%(b)(c)(e)	5,145,000	5,198,981
Huntington Bancshares, Inc.
Series F, 5.63%(b)(c)	5,237,000	5,246,872
Series G, 4.45%(b)(c)	5,150,000	5,093,350
Series K, 6.25%(b)(c)(e)	7,720,000	7,781,255
JPMorgan Chase & Co.
Series CC, 6.65% (3 mo. Term SOFR + 2.84%)(c)(d)	13,110,000	13,158,546
Series II, 6.47% (3 mo. Term SOFR + 2.75%)(c)(d)	15,460,000	15,506,426
Series NN, 6.88%(b)(c)(e)	25,805,000	26,774,287
Series OO, 6.50%(b)(c)	30,980,000	31,494,888
Series PP, 6.10%(b)(c)	31,100,000	31,164,128
Series W, 5.00% (3 mo. Term SOFR + 1.26%), 05/15/2047(d)	3,655,000	3,335,522
KeyCorp, Series D, 5.00%(b)(c)	5,521,000	5,523,088
M&T Bank Corp.
7.23%(b)(c)	5,142,000	5,172,672
Series F, 5.13%(b)(c)	5,154,000	5,168,972
	Principal Amount	Value
Banks-(continued)
PNC Financial Services Group, Inc. (The)
Series S, 5.00%(b)(c)	$5,316,000	$5,324,431
Series T, 3.40%(b)(c)	15,545,000	15,585,731
Series U, 6.00%(b)(c)	10,299,000	10,335,747
Series V, 6.20%(b)(c)	13,023,000	13,143,814
Series W, 6.25%(b)(c)(e)	15,645,000	15,902,939
Truist Financial Corp.
Series A, 4.67% (3 mo. Term SOFR + 0.93%), 05/15/2027(d)	3,601,000	3,579,472
Series M, 5.13%(b)(c)(e)	5,226,000	5,217,125
Series N, 6.67%(b)(c)	17,511,000	17,574,810
Series Q, 5.10%(b)(c)(e)	10,298,000	10,206,900
Series S, 6.25%(b)(c)	5,150,000	5,101,428
U.S. Bancorp
3.70%(b)(c)	15,445,000	15,332,122
Series J, 5.30%(b)(c)(e)	10,294,000	10,283,475
USB Capital IX, 5.04% (3 mo. Term SOFR + 1.28%)(c)(d)	7,129,000	5,488,765
Wells Fargo & Co.
6.85%(b)(c)(e)	20,600,000	21,271,478
7.63%(b)(c)	17,760,000	18,497,841
Series GG, 6.13%(b)(c)	23,170,000	22,974,492
Series HH, 6.55%(b)(c)	18,350,000	18,365,286
		722,208,585
Capital Markets-9.29%
Bank of New York Mellon Corp. (The)
5.95%(b)(c)	5,050,000	5,064,625
6.30%(b)(c)(e)	5,097,000	5,209,496
Series F, 4.63%(b)(c)	10,500,000	10,504,185
Series I, 3.75%(b)(c)	13,307,000	13,256,105
Series M, 5.63%(b)(c)(e)	5,250,000	5,188,400
Series N, 6.15%(b)(c)(e)	5,250,000	5,236,471
Brookfield Finance, Inc. (Canada), 6.30%, 01/15/2055(b)	7,209,000	6,958,373
Charles Schwab Corp. (The)
Series F, 5.00%(b)(c)(e)	5,121,000	5,070,029
Series H, 4.00%(b)(c)	22,821,000	21,251,347
Series K, 5.00%(b)(c)	7,700,000	7,712,836
Series L, 6.10%(b)(c)	15,750,000	15,544,210
Goldman Sachs Capital II, 4.79% (3 mo. Term SOFR + 1.03%)(c)(d)	8,079,000	6,117,096
Goldman Sachs Group, Inc. (The)
Series AA, 6.50%(b)(c)	26,050,000	25,938,886
Series O, 5.30%(b)(c)(e)	6,630,000	6,629,407
Series V, 4.13%(b)(c)	7,754,000	7,730,440
Series W, 7.50%(b)(c)	15,475,000	16,116,114
Series X, 7.50%(b)(c)	23,333,000	24,187,408
Series Y, 6.13%(b)(c)(e)	20,600,000	20,391,547
Series Z, 6.85%(b)(c)	19,567,000	20,066,115
Mellon Capital IV, Series 1, 4.52% (3 mo. Term SOFR + 0.83%)(c)(d)(e)	5,289,000	4,396,724
Northern Trust Corp., Series D, 4.60%(b)(c)	5,148,000	5,148,388
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

287

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2026
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
4.93% (3 mo. Term SOFR + 1.26%), 06/15/2047(d)	$5,375,000	$4,764,308
6.45%(b)(c)	7,726,000	7,794,143
Series I, 6.70%(b)(c)	15,445,000	15,810,135
Series J, 6.70%(b)(c)	8,840,000	9,103,211
Series L, 6.35%(b)(c)	5,150,000	5,130,851
		280,320,850
Chemicals-0.19%
FMC Corp., 8.45%, 11/01/2055(b)	7,721,000	5,711,081
Consumer Finance-3.17%
Ally Financial, Inc.
Series C, 4.70%(b)(c)(e)	10,302,000	9,999,788
Series D, 7.10%(b)(c)(e)	10,300,000	10,423,456
American Express Co.
3.55%(b)(c)	16,618,000	16,607,602
Series E, 6.45%(b)(c)	16,500,000	16,625,004
Capital One Financial Corp.
Series M, 3.95%(b)(c)(e)	10,398,000	10,398,000
Series O, 5.50%(b)(c)(e)	5,799,000	5,800,121
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)(e)	10,297,000	10,254,997
Series B, 6.50%(b)(c)(e)	5,197,000	5,218,988
Series C, 5.70%(b)(c)(e)	5,187,000	5,176,690
Synchrony Financial, Series C, 7.25%(b)(c)	5,150,000	5,075,077
		95,579,723
Diversified Telecommunication Services-4.40%
Bell Canada (Canada)
6.88%, 09/15/2055(b)(e)	10,300,000	10,437,454
7.00%, 09/15/2055(b)	12,877,000	13,016,535
TELUS Corp. (Canada)
6.63%, 10/15/2055(b)	7,210,000	7,158,550
7.00%, 10/15/2055(b)	8,288,000	8,227,682
6.38%, 06/09/2056(b)	8,310,000	8,149,834
6.63%, 06/09/2056(b)	7,210,000	6,951,312
Verizon Communications, Inc.
6.20%, 05/14/2056(b)	20,600,000	19,941,037
6.75%, 02/15/2057(b)	18,200,000	18,156,688
6.05%, 05/14/2058(b)	20,600,000	20,120,265
6.60%, 02/15/2059(b)	20,800,000	20,820,598
		132,979,955
Electric Utilities-13.31%
Alliant Energy Corp., 5.75%, 04/01/2056(b)	7,470,000	7,317,947
American Electric Power Co., Inc.
6.95%, 12/15/2054(b)	6,116,000	6,426,778
7.05%, 12/15/2054(b)	4,029,000	4,184,987
3.88%, 02/15/2062(b)	7,877,000	7,856,132
Series C, 5.80%, 03/15/2056(b)	15,550,000	15,318,719
Series D, 6.05%, 03/15/2056(b)	15,650,000	15,231,289
Duke Energy Corp.
6.45%, 09/01/2054(b)(e)	10,399,000	10,642,441
3.25%, 01/15/2082(b)	5,208,000	5,164,189
Edison International
8.13%, 06/15/2053(b)(e)	5,153,000	5,236,984
7.88%, 06/15/2054(b)(e)	4,715,000	4,779,841
	Principal Amount	Value
Electric Utilities-(continued)
Emera US Finance LLC
Series A, 6.65%, 10/01/2056(b)	$3,900,000	$3,915,912
Series B, 6.85%, 10/01/2056(b)	3,810,000	3,824,379
Entergy Corp.
7.13%, 12/01/2054(b)	12,390,000	12,745,667
5.88%, 06/15/2056(b)	6,115,000	6,025,184
6.10%, 06/15/2056(b)	7,315,000	7,173,752
6.50%, 12/15/2056(b)	7,745,000	7,732,449
6.50%, 12/15/2058(b)	7,745,000	7,718,163
EUSHI Finance, Inc.
7.63%, 12/15/2054(b)	5,152,000	5,337,503
6.25%, 04/01/2056(b)	7,734,000	7,600,783
Evergy, Inc.
6.65%, 06/01/2055(b)	5,348,000	5,400,672
6.40%, 02/15/2057(b)	6,000,000	6,038,616
Eversource Energy
Series A, 6.10%, 08/15/2056(b)	7,870,000	7,790,630
Series B, 6.35%, 08/15/2056(b)	7,730,000	7,712,859
Exelon Corp., 6.50%, 03/15/2055(b)	10,303,000	10,389,834
National Rural Utilities Cooperative Finance Corp., 7.13%, 09/15/2053(b)	4,237,000	4,371,957
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/2054(b)	12,335,000	12,660,027
6.70%, 09/01/2054(b)	10,496,000	10,703,737
6.38%, 08/15/2055(b)	15,395,000	15,488,725
6.50%, 08/15/2055(b)	10,501,000	10,560,971
4.80%, 12/01/2077(b)	5,784,000	5,749,899
5.65%, 05/01/2079(b)	5,048,000	5,030,968
3.80%, 03/15/2082(b)	6,119,000	6,077,003
Series AA, 6.00%, 10/01/2056(b)	10,500,000	10,372,310
Series BB, 6.20%, 10/01/2056(b)	12,870,000	12,548,793
Series CC, 6.63%, 10/01/2066(b)	15,460,000	15,084,269
PacifiCorp
7.38%, 09/15/2055(b)	8,814,000	8,823,114
7.13%, 08/15/2056(b)	11,330,000	11,207,565
PG&E Corp.
7.38%, 03/15/2055(b)	15,445,000	15,532,748
6.85%, 09/15/2056(b)	10,300,000	10,098,826
PPL Capital Funding, Inc., Series A, 6.66% (3 mo. Term SOFR + 2.93%), 03/30/2067(d)	4,939,000	4,876,273
Sierra Pacific Power Co.
6.20%, 12/15/2055(b)	4,630,000	4,567,805
6.38%, 09/15/2056(b)	6,220,000	6,197,124
Southern Co. (The)
6.38%, 03/15/2055(b)	18,494,000	18,601,912
6.00%, 04/01/2058(b)	13,460,000	13,269,974
Series 21-A, 3.75%, 09/15/2051(b)	10,400,000	10,394,403
Xcel Energy, Inc., 5.75%, 12/03/2056(b)	8,310,000	8,065,723
		401,849,836
Financial Services-1.95%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.95%, 03/10/2055(b)	7,835,000	8,049,373
6.50%, 01/31/2056(b)	5,160,000	5,197,601
Apollo Global Management, Inc., 6.00%, 12/15/2054(b)	5,249,000	4,987,634
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

288

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2026
	Principal Amount	Value
Financial Services-(continued)
Corebridge Financial, Inc.
6.88%, 12/15/2052(b)	$10,296,000	$10,484,201
6.38%, 09/15/2054(b)	7,728,000	7,679,205
6.88%(b)(c)(e)	5,150,000	5,343,882
Equitable Holdings, Inc., 6.70%, 03/28/2055(b)	5,253,000	5,320,947
HA Sustainable Infrastructure Capital, Inc.
8.00%, 06/01/2056(b)	5,150,000	5,426,617
7.13%, 11/15/2056(b)	6,280,000	6,333,989
		58,823,449
Gas Utilities-0.31%
Spire, Inc.
6.25%, 06/01/2056(b)(e)	4,715,000	4,717,508
6.45%, 06/01/2056(b)	4,685,000	4,677,606
		9,395,114
Health Care Equipment & Supplies-0.19%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055(b)(e)	5,665,000	5,640,421
Health Care Providers & Services-1.40%
CVS Health Corp.
6.75%, 12/10/2054(b)(e)	7,724,000	7,927,381
7.00%, 03/10/2055(b)	23,423,000	24,193,225
Humana, Inc., 6.63%, 09/15/2056(b)	10,300,000	10,217,265
		42,337,871
Health Care REITs-0.34%
Alexandria Real Estate Equities, Inc., Series A, 7.25%, 02/15/2057(b)	10,300,000	10,300,637
Independent Power and Renewable Electricity Producers-0.99%
AES Corp. (The)
7.60%, 01/15/2055(b)	9,761,000	9,985,249
6.95%, 07/15/2055(b)	5,254,000	5,184,248
Puget Energy, Inc.
7.00%, 09/15/2056(b)	4,700,000	4,719,764
7.25%, 09/15/2056(b)	4,700,000	4,713,747
Vistra Corp., Series C, 8.88%(b)(c)(f)	4,903,000	5,228,687
		29,831,695
Insurance-5.95%
Aegon Ltd., 5.50%, 04/11/2048(b)	8,324,000	8,336,906
Allstate Corp. (The)
6.50%, 05/15/2057(b)	5,153,000	5,185,941
Series B, 6.94% (3 mo. Term SOFR + 3.20%), 08/15/2053(d)	8,241,000	8,283,301
American National Group, Inc., 7.00%, 12/01/2055(b)	5,280,000	5,047,567
Assurant, Inc., 7.00%, 03/27/2048(b)	4,115,000	4,171,538
Athene Holding Ltd.
6.63%, 10/15/2054(b)	6,200,000	5,731,398
6.88%, 06/28/2055(b)(e)	6,178,000	5,787,633
Fidelis Insurance Holdings Ltd. (United Kingdom), 7.75%, 06/15/2055(b)	4,180,000	4,369,233
Lincoln National Corp.
6.80%, 07/15/2056(b)	5,100,000	5,069,876
6.36% (3 mo. Term SOFR + 2.62%), 05/17/2066(d)	4,975,000	4,329,315
Series C, 9.25%(b)(c)(e)	5,121,000	5,388,311
	Principal Amount	Value
Insurance-(continued)
MetLife, Inc.
5.85%, 03/15/2056(b)	$10,300,000	$9,987,373
Series D, 5.88%(b)(c)	5,152,000	5,207,142
Series G, 6.35%, 03/15/2055(b)	10,319,000	10,505,465
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	4,162,000	4,064,533
PartnerRe Finance B LLC, 4.50%, 10/01/2050(b)	5,248,000	4,983,497
Prudential Financial, Inc.
4.50%, 09/15/2047(b)	7,702,000	7,621,794
5.70%, 09/15/2048(b)	10,301,000	10,325,048
3.70%, 10/01/2050(b)	8,411,000	7,755,880
5.13%, 03/01/2052(b)	10,402,000	10,066,843
6.00%, 09/01/2052(b)	12,495,000	12,559,437
6.75%, 03/01/2053(b)	5,051,000	5,258,859
6.50%, 03/15/2054(b)	10,345,000	10,564,024
6.25%, 06/15/2056(b)	7,770,000	7,649,283
Reinsurance Group of America, Inc.
6.65%, 09/15/2055(b)(e)	7,327,000	7,312,844
6.38%, 09/15/2056(b)(e)	4,080,000	3,974,856
		179,537,897
Machinery-0.26%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(b)(e)	7,725,000	7,754,641
Media-0.46%
Paramount Global
6.25%, 02/28/2057(b)	6,956,000	5,405,488
6.38%, 03/30/2062(b)(e)	10,303,000	8,461,374
		13,866,862
Multi-Utilities-7.92%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(b)	7,746,000	7,699,188
CenterPoint Energy, Inc.
6.70%, 05/15/2055(b)	5,185,000	5,276,422
5.95%, 04/01/2056(b)	7,365,000	7,264,751
Series A, 7.00%, 02/15/2055(b)	4,133,000	4,274,121
Series B, 6.85%, 02/15/2055(b)(e)	4,181,000	4,342,194
Series E, 6.40%, 08/15/2058(b)	7,000,000	7,033,084
CMS Energy Corp.
4.75%, 06/01/2050(b)	5,200,000	5,049,227
3.75%, 12/01/2050(b)	4,183,000	3,872,297
6.50%, 06/01/2055(b)	10,304,000	10,406,958
Dominion Energy, Inc.
6.63%, 05/15/2055(b)	13,127,000	13,222,407
6.00%, 02/15/2056(b)	14,820,000	14,709,477
6.20%, 02/15/2056(b)	13,625,000	13,365,605
6.15%, 12/15/2056(b)	10,500,000	10,371,151
6.25%, 12/15/2056(b)	5,150,000	5,081,218
Series A, 6.88%, 02/01/2055(b)	10,497,000	10,686,733
Series B, 7.00%, 06/01/2054(b)	10,211,000	10,625,740
Series C, 4.35%(b)(c)(e)	7,699,000	7,683,762
DTE Energy Co., Series C, 6.20%, 07/01/2058(b)	10,300,000	10,263,636
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

289

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2026
	Principal Amount	Value
Multi-Utilities-(continued)
NiSource, Inc.
6.95%, 11/30/2054(b)	$5,053,000	$5,195,863
6.38%, 03/31/2055(b)	5,149,000	5,192,818
5.75%, 07/15/2056(b)	10,300,000	10,149,803
6.25%, 04/15/2057(b)	7,900,000	7,890,309
Sempra
4.13%, 04/01/2052(b)	10,302,000	10,228,234
6.40%, 10/01/2054(b)	13,122,000	12,981,807
6.88%, 10/01/2054(b)	11,570,000	11,769,638
6.55%, 04/01/2055(b)	6,092,000	5,987,257
6.63%, 04/01/2055(b)	3,978,000	3,992,182
6.38%, 04/01/2056(b)	8,260,000	8,304,654
WEC Energy Group, Inc., 5.63%, 05/15/2056(b)	6,215,000	6,115,589
		239,036,125
Oil, Gas & Consumable Fuels-11.31%
BP Capital Markets PLC
4.88%(b)(c)	25,765,000	25,210,761
6.13%(b)(c)	12,974,000	12,898,664
6.45%(b)(c)	13,510,000	13,872,892
Enbridge, Inc. (Canada)
7.20%, 06/27/2054(b)	7,242,000	7,589,001
7.38%, 03/15/2055(b)	5,251,000	5,487,673
5.50%, 07/15/2077(b)	10,317,000	10,320,407
6.25%, 03/01/2078(b)	8,793,000	8,807,843
7.38%, 01/15/2083(b)(e)	5,252,000	5,353,463
7.63%, 01/15/2083(b)	6,267,000	6,746,463
8.50%, 01/15/2084(b)(e)	12,883,000	14,538,079
Series 16-A, 6.00%, 01/15/2077(b)	7,722,000	7,750,324
Series 20-A, Conv., 5.75%, 07/15/2080(b)	10,297,000	10,268,347
Series NC5, 8.25%, 01/15/2084(b)(e)	7,774,000	8,197,465
Energy Transfer L.P.
8.00%, 05/15/2054(b)	8,282,000	8,684,408
7.13%, 10/01/2054(b)(e)	4,160,000	4,271,879
6.50%, 02/15/2056(b)	12,350,000	12,403,117
6.75%, 02/15/2056(b)	8,185,000	8,174,888
6.55%, 01/15/2057(b)	6,800,000	6,760,995
6.70%, 01/15/2057(b)	11,500,000	11,407,086
7.09% (3 mo. Term SOFR + 3.28%), 11/01/2066(d)(e)	5,721,000	5,706,011
Series B, 6.63%(b)(c)	5,556,000	5,593,359
Series G, 7.13%(b)(c)	11,432,000	11,765,334
Enterprise Products Operating LLC
5.38%, 02/15/2078(b)	7,214,000	7,211,609
Series D, 6.99% (3 mo. Term SOFR + 3.25%), 08/16/2077(d)	3,642,000	3,642,852
Series E, 5.25%, 08/16/2077(b)	10,303,000	10,258,021
Phillips 66 Co.
Series A, 5.88%, 03/15/2056(b)	10,350,000	10,227,426
Series B, 6.20%, 03/15/2056(b)	10,300,000	10,179,122
Plains All American Pipeline L.P., Series B, 8.11% (3 mo. Term SOFR + 4.37%)(c)(d)	8,236,000	8,257,727
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
7.50%, 03/01/2055(b)	6,715,000	7,049,803
7.63%, 03/01/2055(b)	4,609,000	4,788,492
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Southern Co. Gas Capital Corp., 6.05%, 09/15/2056(b)(e)	$5,250,000	$5,218,465
TransCanada Pipelines Ltd. (Canada)
6.13%, 10/17/2056(b)(e)	5,130,000	5,131,704
6.38%, 10/17/2056(b)	5,150,000	5,140,671
TransCanada PipeLines Ltd. (Canada)
7.00%, 06/01/2065(b)	7,873,000	8,045,277
6.21% (3 mo. Term SOFR + 2.47%), 05/15/2067(d)	10,402,000	9,678,463
Transcanada Trust (Canada)
5.30%, 03/15/2077(b)	15,495,000	15,507,399
5.50%, 09/15/2079(b)	11,371,000	11,238,484
5.60%, 03/07/2082(b)	8,228,000	8,055,054
		341,439,028
Wireless Telecommunication Services-2.24%
Rogers Communications, Inc. (Canada)
7.00%, 04/15/2055(b)	11,328,000	11,418,137
7.13%, 04/15/2055(b)	10,300,000	10,374,631
6.88%, 07/31/2056(b)	7,720,000	7,749,437
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(b)	20,696,000	21,237,987
4.13%, 06/04/2081(b)	10,298,000	9,469,677
5.13%, 06/04/2081(b)	9,990,000	7,373,026
		67,622,895
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,657,308,954)		2,649,494,232
	Shares
Preferred Stocks-11.39%
Banks-3.92%
Associated Banc-Corp, Pfd., 6.63%(b)(e)	126,162	3,111,155
Banc of California, Inc., Series F, Pfd., 7.75%(b)(e)	211,380	5,324,662
Bank of America Corp.
Series E, Pfd., 4.35% (3 mo. Term SOFR + 0.61%)(d)(e)	128,373	2,387,738
Series 5, Pfd., 4.50% (3 mo. Term SOFR + 0.76%)(d)(e)	164,683	3,191,556
Series 2, Pfd., 4.68% (3 mo. Term SOFR + 0.91%)(d)(e)	124,576	2,323,342
Series 4, Pfd., 4.78% (3 mo. Term SOFR + 1.01%)(d)(e)	86,669	1,703,913
Series K, Pfd., 6.45%	432,391	10,831,395
Citizens Financial Group, Inc., Series I, Pfd., 6.50%(b)(e)	166,858	4,139,747
ConnectOne Bancorp, Inc., Series A, Pfd., 8.97%(b)(e)	47,859	1,211,311
Fifth Third Bancorp
Pfd., 6.88%(b)	166,908	4,307,895
Series I, Pfd., 7.67%(b)(e)	185,343	4,715,126
First Citizens BancShares, Inc., Series E, Pfd., 6.63%(b)(e)	166,875	4,146,844
Flagstar Bank N.A, Series A, Pfd., 6.38%(b)	214,741	5,153,784
Huntington Bancshares, Inc., Series J, Pfd., 6.88%(b)(e)	135,617	3,417,548
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

290

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2026
	Shares	Value
Banks-(continued)
KeyCorp
Series E, Pfd., 6.13%(b)(e)	208,353	$5,200,491
Pfd., 6.20%(b)(e)	247,099	6,219,482
M&T Bank Corp., Series H, Pfd., 5.63%(b)	104,377	2,638,651
Midland States Bancorp, Inc., Pfd., 7.75%(b)	47,859	1,210,833
Pinnacle Financial Partners, Inc.
Class A, Pfd., 7.45% (3 mo. Term SOFR + 3.61%)(d)(e)	83,291	2,113,926
Class B, Pfd., 8.40%(b)	145,872	3,824,764
Regions Financial Corp.
Series C, Pfd., 5.70%(b)(e)	205,953	5,045,848
Pfd., 6.95%(b)(e)	208,353	5,304,667
Truist Financial Corp., Series I, Pfd., 4.63% (3 mo. Term SOFR + 0.79%)(d)(e)	72,017	1,273,981
U.S. Bancorp
Series B, Pfd., 4.62% (3 mo. Term SOFR + 0.86%)(d)	411,831	7,495,324
Series A, Pfd., 5.04% (3 mo. Term SOFR + 1.28%)(d)	5,972	4,580,763
UMB Financial Corp., Pfd., 7.75%(b)	126,162	3,343,293
Valley National Bancorp
Series B, Pfd., 7.57% (3 mo. Term SOFR + 3.84%)(d)(e)	40,271	1,009,997
Series A, Pfd., 7.95% (3 mo. Term SOFR + 4.11%)(d)(e)	47,359	1,193,447
Series C, Pfd., 8.25%(b)	63,081	1,626,859
Wesbanco, Inc., Series B, Pfd., 7.38%(b)(e)	96,367	2,483,378
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)	126,162	3,132,602
Wintrust Financial Corp., Series F, Pfd., 7.88%(b)	177,113	4,638,589
		118,302,911
Capital Markets-1.05%
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(b)(e)	208,353	5,246,328
Goldman Sachs Group, Inc. (The)
Series D, Pfd., 4.69% (3 mo. Term SOFR + 0.93%)(d)(e)	555,920	10,395,704
Series A, Pfd., 4.77% (3 mo. Term SOFR + 1.01%)(d)(e)	312,521	5,953,525
Series C, Pfd., 4.77% (3 mo. Term SOFR + 1.01%)(d)(e)	82,416	1,575,794
Morgan Stanley, Series A, Pfd., 4.72% (3 mo. Term SOFR + 0.96%)(d)(e)	452,952	8,551,734
		31,723,085
Consumer Finance-0.23%
Bread Financial Holdings, Inc., Series B, Pfd., 8.88%(b)	56,200	1,402,190
Synchrony Financial, Series B, Pfd., 8.25%(b)	208,353	5,396,343
		6,798,533
Financial Services-1.41%
Apollo Global Management, Inc., Pfd., 7.63%(b)	247,099	6,338,090
	Shares	Value
Financial Services-(continued)
Citigroup Capital XIII, Pfd., 10.48% (3 mo. Term SOFR + 6.63%)(d)(e)	924,893	$24,185,952
Compass Diversified Holdings, Series B, Pfd., 7.88%(b)	78,334	1,744,498
Jackson Financial, Inc., Pfd., 8.00%(b)(e)	226,539	5,831,114
Merchants Bancorp, Pfd., 8.25%(b)	60,462	1,546,618
Voya Financial, Inc., Series B, Pfd., 5.35%(b)	126,162	2,957,237
		42,603,509
Food Products-0.31%
CHS, Inc.
Series 3, Pfd., 6.75%(d)	202,834	4,969,433
Series 2, Pfd., 7.10%(d)(e)	175,067	4,411,688
		9,381,121
Independent Power and Renewable Electricity Producers-0.15%
Tennessee Valley Authority
Series D, Pfd., 2.13% (30 yr. U.S. Treasury Yield Curve Rate + 0.94%)(d)	107,235	2,571,496
Series A, Pfd., 2.22% (30 yr. U.S. Treasury Yield Curve Rate + 0.84%)(d)	85,810	2,027,690
		4,599,186
Insurance-1.42%
Allstate Corp. (The), Pfd., 7.26% (3 mo. Term SOFR + 3.43%)(d)	209,053	5,353,847
Athene Holding Ltd.
Series A, Pfd., 6.35%(b)(e)	355,241	8,461,841
Pfd., 7.25%(b)(e)	236,876	5,884,000
Series E, Pfd., 7.75%(b)	208,253	5,262,553
Enstar Group Ltd., Series D, Pfd., 7.00%(b)(e)	166,996	3,782,460
Kemper Corp., Pfd., 5.88%(b)(e)	63,081	1,549,900
MetLife, Inc., Series A, Pfd., 4.93% (3 mo. Term SOFR + 1.26%)(d)(e)	250,799	5,261,763
Reinsurance Group of America, Inc., Pfd., 7.13%(b)(e)	288,270	7,397,008
		42,953,372
Mortgage REITs-2.45%
ACRES Commercial Realty Corp., Series C, Pfd., 9.77% (3 mo. Term SOFR + 5.93%)(d)(e)	52,605	1,270,411
Adamas Trust, Inc.
Series F, Pfd., 6.88%(b)(e)	61,377	1,530,129
Series D, Pfd., 8.00%(b)	64,367	1,604,669
Series E, Pfd., 11.28% (3 mo. USD LIBOR + 6.43%)(d)	76,799	1,972,198
AGNC Investment Corp.
Series G, Pfd., 7.75%(b)(e)	62,891	1,601,834
Series D, Pfd., 8.35% (3 mo. Term SOFR + 4.59%)(d)(e)	98,504	2,482,301
Series F, Pfd., 8.71% (3 mo. Term SOFR + 4.96%)(d)	236,781	6,023,709
Series E, Pfd., 9.09% (3 mo. Term SOFR + 5.25%)(d)	165,815	4,264,762
Series C, Pfd., 9.21% (3 mo. Term SOFR + 5.37%)(d)(e)	133,848	3,461,978
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

291

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2026
	Shares	Value
Mortgage REITs-(continued)
Annaly Capital Management, Inc.
Series G, Pfd., 8.27% (3 mo. Term SOFR + 4.43%)(d)	175,613	$4,497,449
Series F, Pfd., 9.09% (3 mo. Term SOFR + 5.25%)(d)	296,479	7,690,665
Series I, Pfd., 9.09% (3 mo. Term SOFR + 5.25%)(d)(e)	184,624	4,704,219
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(b)(e)	116,767	2,641,269
Chimera Investment Corp.
Series C, Pfd., 8.74% (3 mo. Term SOFR + 5.00%)(d)(e)	108,487	2,538,596
Series D, Pfd., 9.33% (3 mo. Term SOFR + 5.60%)(d)	82,451	2,034,891
Series B, Pfd., 9.79% (3 mo. Term SOFR + 6.05%)(d)(e)	133,840	3,327,262
Dynex Capital, Inc., Series C, Pfd., 9.56% (3 mo. Term SOFR + 5.72%)(d)(e)	45,937	1,189,309
Ellington Financial, Inc., Series B, Pfd., 6.25%(b)(e)	52,783	1,323,270
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00%(b)(e)	87,895	1,459,936
MFA Financial, Inc., Series C, Pfd., 9.44% (3 mo. Term SOFR + 5.61%)(d)	113,282	2,671,190
Rithm Capital Corp.
Series D, Pfd., 7.00%(b)	191,554	4,809,921
Class F, Pfd., 8.75%(b)	102,975	2,566,137
Series C, Pfd., 9.07% (3 mo. Term SOFR + 5.23%)(d)	166,180	4,127,911
Series B, Pfd., 9.74% (3 mo. Term SOFR + 5.90%)(d)(e)	116,007	2,948,898
Series A, Pfd., 9.90% (3 mo. Term SOFR + 6.06%)(d)(e)	44,013	1,123,212
		73,866,126
Multi-Utilities-0.13%
Algonquin Power & Utilities Corp., Series 19-A, Pfd., 8.86% (3 mo. USD LIBOR + 4.01%), (Canada)(d)	144,122	3,796,173
Oil, Gas & Consumable Fuels-0.32%
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(b)	55,093	1,411,483
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
NGL Energy Partners L.P., Series B, Pfd., 11.31% (3 mo. Term SOFR + 7.47%)(d)	131,250	$3,420,375
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(b)	68,285	1,768,581
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(b)	48,933	1,272,747
Series F, Pfd., 9.50% (Greece)(b)	69,604	1,874,436
		9,747,622
Total Preferred Stocks (Cost $355,567,500)		343,771,638

Money Market Funds-0.88%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(g)(h) (Cost $26,526,201)	26,526,201	26,526,201
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $3,039,402,655)		3,019,792,071
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.66%
Invesco Private Government Fund, 3.73%(g)(h)(i)	47,504,672	47,504,672
Invesco Private Prime Fund, 3.82%(g)(h)(i)	123,340,701	123,365,369
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $170,860,976)		170,870,041
TOTAL INVESTMENTS IN SECURITIES-105.71% (Cost $3,210,263,631)		3,190,662,112
OTHER ASSETS LESS LIABILITIES-(5.71)%		(172,472,951)
NET ASSETS-100.00%		$3,018,189,161

Investment Abbreviations:
Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

292

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2026.
(e)	All or a portion of this security was out on loan at August 31, 2026.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2026 represented less than 1% of the Fund’s Net Assets.

(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$439,694,448	$(413,168,247)	$-	$-	$26,526,201	$472,619
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	52,399,814	222,022,245	(226,917,387)	-	-	47,504,672	1,946,852 *
Invesco Private Prime Fund	136,321,880	486,928,087	(499,865,132)	(2,433)	(17,033)	123,365,369	5,240,585 *
Total	$188,721,694	$1,148,644,780	$(1,139,950,766)	$(2,433)	$(17,033)	$197,396,242	$7,660,056

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

293

Statements of Assets and Liabilities
August 31, 2026

	Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Equal Weight 0-30 Treasury ETF (GOVI)	Invesco Floating Rate Municipal Income ETF (PVI)
Assets:
Unaffiliated investments in securities, at value(a)	$283,010,944	$1,195,778,223	$802,970,323	$1,216,915,031	$30,880,000
Affiliated investments in securities, at value	82,844,058	-	39,465,891	25,226,884	-
Cash	-	18,581,536	-	-	94,514
Deposits with brokers:
Cash segregated as collateral	-	3,645,017	-	-	-
Receivable for:
Dividends and interest	4,628,915	13,249,069	1,109,763	2,283,654	59,418
Securities lending	52,979	-	43,036	-	-
Investments sold	15,242,390	100,000	-	-	-
Fund shares sold	-	4,652,456	-	-	-
Foreign tax reclaims	-	-	-	-	-
Total assets	385,779,286	1,236,006,301	843,589,013	1,244,425,569	31,033,932
Liabilities:
Due to custodian	612,707	-	-	-	-
Payable for:
Investments purchased	860,318	16,819,096	-	25,048,152	-
Collateral upon return of securities loaned	82,839,623	-	30,917,488	-	-
Collateral upon receipt of securities in-kind	-	3,645,017	-	-	-
Fund shares repurchased	-	-	-	-	-
Accrued unitary management fees	59,560	282,352	338,195	154,990	6,591
Total liabilities	84,372,208	20,746,465	31,255,683	25,203,142	6,591
Net Assets	$301,407,078	$1,215,259,836	$812,333,330	$1,219,222,427	$31,027,341
Net assets consist of:
Shares of beneficial interest	$379,748,608	$1,247,806,001	$822,327,828	$1,390,423,769	$31,027,341
Distributable earnings (loss)	(78,341,530)	(32,546,165)	(9,994,498)	(171,201,342)	-
Net Assets	$301,407,078	$1,215,259,836	$812,333,330	$1,219,222,427	$31,027,341
Shares outstanding (unlimited amount authorized, $0.01 par value)	16,600,000	51,450,000	39,890,000	46,250,000	1,250,000
Net asset value	$18.16	$23.62	$20.36	$26.36	$24.82
Market price	$18.20	$23.69	$20.33	$26.37	$24.92
Unaffiliated investments in securities, at cost	$288,207,161	$1,220,897,004	$724,471,955	$1,360,572,638	$30,880,000
Affiliated investments in securities, at cost	$82,839,623	$-	$40,859,863	$25,226,884	$-
(a)Includes securities on loan with an aggregate value of:	$79,617,517	$-	$29,873,549	$-	$-
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

294

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	Invesco MSCI Treasury Duration Rotation ETF (TROT)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Short Term Treasury ETF (TBLL)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco U.S. Hybrid Bond ETF (HBRD)

$122,546,928	$972,829	$4,186,207,888	$139,402,075	$3,715,533,765	$2,786,089,304	$883,267,896	$14,264,610
12,348,232	3,078	-	-	52,728,854	165,215	5,564,409	236,977
-	-	10,127,767	20,636	-	-	-	6,541

31,718	-	-	-	6,639	119,880	-	-

1,428,659	7,032	49,061,660	1,880,714	20,681,672	7,240,095	11,878,679	266,371
3,562	-	-	-	115,800	-	-	123
3,843,252	328,228	2,580,311	2,471,403	-	543,184,824	265,000	804,011
30,212	-	-	-	-	8,563,691	211,418	-
-	-	-	-	143,705	-	-	-
140,232,563	1,311,167	4,247,977,626	143,774,828	3,789,210,435	3,345,363,009	901,187,402	15,578,633

-	-	-	-	-	-	-	-

4,329,483	330,945	11,940,275	2,380,311	4,012,343	481,755,925	211,418	822,862
11,918,307	-	-	-	52,554,407	-	-	236,971
31,718	-	-	-	6,639	119,880	-	-
-	-	-	-	-	3,168,578	-	-
22,282	125	1,011,934	33,298	1,595,123	185,734	228,597	4,948
16,301,790	331,070	12,952,209	2,413,609	58,168,512	485,230,117	440,015	1,064,781
$123,930,773	$980,097	$4,235,025,417	$141,361,219	$3,731,041,923	$2,860,132,892	$900,747,387	$14,513,852

$127,203,317	$1,000,025	$4,461,758,977	$154,495,632	$5,479,493,360	$2,858,779,755	$1,029,237,670	$14,999,462
(3,272,544)	(19,928)	(226,733,560)	(13,134,413)	(1,748,451,437)	1,353,137	(128,490,283)	(485,610)
$123,930,773	$980,097	$4,235,025,417	$141,361,219	$3,731,041,923	$2,860,132,892	$900,747,387	$14,513,852
5,250,000	40,001	187,050,000	6,500,000	352,500,000	27,080,001	34,200,000	600,001
$23.61	$24.50	$22.64	$21.75	$10.58	$105.62	$26.34	$24.19
$23.61	$24.51	$22.60	$21.84	$10.58	$105.63	$26.32	$24.32
$124,508,943	$985,951	$4,334,435,515	$144,344,335	$4,745,649,283	$2,787,138,134	$972,472,334	$14,663,774
$12,347,526	$3,078	$-	$-	$52,723,809	$165,215	$5,564,409	$236,971
$11,514,605	$-	$-	$-	$50,885,206	$-	$-	$224,709

295

Statements of Assets and Liabilities—(continued)
August 31, 2026

Invesco Variable Rate Preferred ETF (VRP)
Assets:
Unaffiliated investments in securities, at value(a)	$2,993,265,870
Affiliated investments in securities, at value	197,396,242
Receivable for:
Dividends and interest	40,194,959
Securities lending	96,350
Investments sold	16,605,874
Total assets	3,247,559,295
Liabilities:
Payable for:
Investments purchased	57,229,332
Collateral upon return of securities loaned	170,860,976
Accrued unitary management fees	1,279,826
Total liabilities	229,370,134
Net Assets	$3,018,189,161
Net assets consist of:
Shares of beneficial interest	$3,167,769,058
Distributable earnings (loss)	(149,579,897)
Net Assets	$3,018,189,161
Shares outstanding (unlimited amount authorized, $0.01 par value)	124,900,000
Net asset value	$24.16
Market price	$24.13
Unaffiliated investments in securities, at cost	$3,012,876,454
Affiliated investments in securities, at cost	$197,387,177
(a)Includes securities on loan with an aggregate value of:	$164,417,062
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

296

297

Statements of Operations
For the year ended August 31, 2026

	Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Equal Weight 0-30 Treasury ETF (GOVI)	Invesco Floating Rate Municipal Income ETF (PVI)
Investment income:
Unaffiliated interest income	$21,047,549	$44,265,687	$-	$42,779,639	$760,167
Unaffiliated dividend income	-	-	37,838,828	-	36
Affiliated dividend income	60,943	-	872,850	128,493	-
Securities lending income, net	554,163	-	783,052	4,916	-
Foreign withholding tax	-	-	-	-	-
Total investment income	21,662,655	44,265,687	39,494,730	42,913,048	760,203
Expenses:
Unitary management fees	1,277,459	3,102,852	4,126,259	1,599,999	78,508
Tax expenses	510	-	-	-	-
Total expenses	1,277,969	3,102,852	4,126,259	1,599,999	78,508
Less: Waivers	(1,600)	-	(88,203)	(3,478)	-
Net expenses	1,276,369	3,102,852	4,038,056	1,596,521	78,508
Net investment income	20,386,286	41,162,835	35,456,674	41,316,527	681,695
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	2,288,008	(4,313,155)	19,138,523	(11,443,197)	-
Affiliated investment securities	(8,349)	-	(33,833)	(2,260)	-
Unaffiliated in-kind redemptions	(704,393)	956,703	20,402,076	(353,799)	-
Affiliated in-kind redemptions	-	-	(11,565)	-	-
Net realized gain (loss)	1,575,266	(3,356,452)	39,495,201	(11,799,256)	-
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(9,523,344)	25,167,898	6,167,830	(35,601,032)	-
Affiliated investment securities	339	-	(1,261,289)	-	-
Change in net unrealized appreciation (depreciation)	(9,523,005)	25,167,898	4,906,541	(35,601,032)	-
Net realized and unrealized gain (loss)	(7,947,739)	21,811,446	44,401,742	(47,400,288)	-
Net increase (decrease) in net assets resulting from operations	$12,438,547	$62,974,281	$79,858,416	$(6,083,761)	$681,695

(a)	For the period February 23, 2026 (commencement of investment operations) through August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

298

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	Invesco MSCI Treasury Duration Rotation ETF (TROT)(a)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Short Term Treasury ETF (TBLL)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco U.S. Hybrid Bond ETF (HBRD)(a)

$4,807,053	$17,967	$151,153,588	$5,397,266	$-	$93,634,450	$43,377,156	$463,933
-	-	-	-	249,656,194	-	-	-
11,417	37	-	-	243,987	54,267	809,088	419
26,886	-	-	-	1,546,558	-	-	182
-	-	-	-	(464,379)	-	-	-
4,845,356	18,004	151,153,588	5,397,266	250,982,360	93,688,717	44,186,244	464,534

233,072	763	10,441,160	377,537	19,524,078	1,987,499	2,839,602	30,283
-	-	-	-	-	-	-	-
233,072	763	10,441,160	377,537	19,524,078	1,987,499	2,839,602	30,283
(305)	(1)	-	-	(6,529)	(1,503)	(21,239)	(12)
232,767	762	10,441,160	377,537	19,517,549	1,985,996	2,818,363	30,271
4,612,589	17,242	140,712,428	5,019,729	231,464,811	91,702,721	41,367,881	434,263

(86,361)	(6,978)	(43,670,875)	(4,667,529)	(52,850,675)	701,410	(15,012,318)	(86,445)
(1,189)	-	-	-	(886)	-	-	18
44,564	-	(20,251,147)	(760,184)	3,074,401	(10,645)	(21,372,108)	-
-	-	-	-	-	-	-	-
(42,986)	(6,978)	(63,922,022)	(5,427,713)	(49,777,160)	690,765	(36,384,426)	(86,427)

(2,800,023)	(13,122)	85,472,388	7,183,947	(235,931,860)	(2,075,080)	18,192,643	(399,164)
244	-	-	-	1,731	-	-	6
(2,799,779)	(13,122)	85,472,388	7,183,947	(235,930,129)	(2,075,080)	18,192,643	(399,158)
(2,842,765)	(20,100)	21,550,366	1,756,234	(285,707,289)	(1,384,315)	(18,191,783)	(485,585)
$1,769,824	$(2,858)	$162,262,794	$6,775,963	$(54,242,478)	$90,318,406	$23,176,098	$(51,322)

299

Statements of Operations—(continued)
For the year ended August 31, 2026

Invesco Variable Rate Preferred ETF (VRP)
Investment income:
Unaffiliated interest income	$127,308,639
Unaffiliated dividend income	23,310,719
Affiliated dividend income	472,619
Securities lending income, net	1,262,060
Foreign withholding tax	(59)
Total investment income	152,353,978
Expenses:
Unitary management fees	12,723,350
Less: Waivers	(12,566)
Net expenses	12,710,784
Net investment income	139,643,194
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,734,443)
Affiliated investment securities	(17,033)
In-kind redemptions	814,616
Net realized gain (loss)	(1,936,860)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(26,111,990)
Affiliated investment securities	(2,433)
Change in net unrealized appreciation (depreciation)	(26,114,423)
Net realized and unrealized gain (loss)	(28,051,283)
Net increase in net assets resulting from operations	$111,591,911
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

300

301

Statements of Changes in Net Assets
For the years ended August 31, 2026 and 2025

	Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)		Invesco California AMT-Free Municipal Bond ETF (PWZ)
	2026	2025	2026	2025
Operations:
Net investment income	$20,386,286	$21,422,464	$41,162,835	$24,473,045
Net realized gain (loss)	1,575,266	1,172,212	(3,356,452)	(4,652,732)
Change in net unrealized appreciation (depreciation)	(9,523,005)	419,403	25,167,898	(48,076,897)
Net increase (decrease) in net assets resulting from operations	12,438,547	23,014,079	62,974,281	(28,256,584)
Distributions to Shareholders from:
Distributable earnings	(20,445,814)	(21,483,858)	(41,550,685)	(24,320,519)
Return of capital	-	-	-	-
Total distributions to shareholders	(20,445,814)	(21,483,858)	(41,550,685)	(24,320,519)
Shareholder Transactions:
Proceeds from shares sold	147,521,550	32,437,068	292,460,668	432,621,414
Value of shares repurchased	(190,067,546)	(248,963,615)	(74,949,154)	(45,016,952)
Net increase (decrease) in net assets resulting from share transactions	(42,545,996)	(216,526,547)	217,511,514	387,604,462
Net increase (decrease) in net assets	(50,553,263)	(214,996,326)	238,935,110	335,027,359
Net assets:
Beginning of year	351,960,341	566,956,667	976,324,726	641,297,367
End of year	$301,407,078	$351,960,341	$1,215,259,836	$976,324,726
Changes in Shares Outstanding:
Shares sold	8,000,000	1,800,000	12,250,000	18,450,000
Shares repurchased	(10,400,000)	(13,600,000)	(3,100,000)	(1,950,000)
Shares outstanding, beginning of year	19,000,000	30,800,000	42,300,000	25,800,000
Shares outstanding, end of year	16,600,000	19,000,000	51,450,000	42,300,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

302

Invesco CEF Income Composite ETF (PCEF)		Invesco Equal Weight 0-30 Treasury ETF (GOVI)		Invesco Floating Rate Municipal Income ETF (PVI)		Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
2026	2025	2026	2025	2026	2025	2026	2025

$35,456,674	$43,169,607	$41,316,527	$36,449,372	$681,695	$718,427	$4,612,589	$3,160,375
39,495,201	16,725,926	(11,799,256)	(22,870,267)	-	-	(42,986)	56,934
4,906,541	33,375,075	(35,601,032)	(34,747,461)	-	-	(2,799,779)	1,164,476
79,858,416	93,270,608	(6,083,761)	(21,168,356)	681,695	718,427	1,769,824	4,381,785

(53,279,392)	(48,609,333)	(41,213,463)	(36,509,420)	(684,540)	(715,582)	(4,674,784)	(3,096,314)
(9,651,721)	(18,539,878)	-	-	(7,631)	-	-	-
(62,931,113)	(67,149,211)	(41,213,463)	(36,509,420)	(692,171)	(715,582)	(4,674,784)	(3,096,314)

64,571,758	65,594,065	739,387,785	648,777,317	8,691,495	6,206,597	42,183,676	35,517,801
(108,765,843)	(50,736,490)	(433,372,121)	(460,984,428)	(8,694,856)	(12,410,077)	(2,409,554)	(16,732,953)
(44,194,085)	14,857,575	306,015,664	187,792,889	(3,361)	(6,203,480)	39,774,122	18,784,848
(27,266,782)	40,978,972	258,718,440	130,115,113	(13,837)	(6,200,635)	36,869,162	20,070,319

839,600,112	798,621,140	960,503,987	830,388,874	31,041,178	37,241,813	87,061,611	66,991,292
$812,333,330	$839,600,112	$1,219,222,427	$960,503,987	$31,027,341	$31,041,178	$123,930,773	$87,061,611

3,260,000	3,440,000	26,700,000	23,020,000	350,000	250,000	1,750,000	1,500,000
(5,450,000)	(2,690,000)	(15,620,000)	(16,770,000)	(350,000)	(500,000)	(100,000)	(700,000)
42,080,000	41,330,000	35,170,000	28,920,000	1,250,000	1,500,000	3,600,000	2,800,000
39,890,000	42,080,000	46,250,000	35,170,000	1,250,000	1,250,000	5,250,000	3,600,000

303

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2026 and 2025

	Invesco MSCI Treasury Duration Rotation ETF (TROT)	Invesco National AMT-Free Municipal Bond ETF (PZA)
	2026(a)	2026	2025
Operations:
Net investment income	$17,242	$140,712,428	$101,567,335
Net realized gain (loss)	(6,978)	(63,922,022)	(72,294,616)
Change in net unrealized appreciation (depreciation)	(13,122)	85,472,388	(145,650,349)
Net increase (decrease) in net assets resulting from operations	(2,858)	162,262,794	(116,377,630)
Distributions to Shareholders from:
Distributable earnings	(17,070)	(140,654,017)	(101,398,065)
Shareholder Transactions:
Proceeds from shares sold	1,000,025	1,639,093,561	1,136,725,318
Value of shares repurchased	-	(436,541,978)	(814,869,356)
Net increase (decrease) in net assets resulting from share transactions	1,000,025	1,202,551,583	321,855,962
Net increase (decrease) in net assets	980,097	1,224,160,360	104,080,267
Net assets:
Beginning of year	-	3,010,865,057	2,906,784,790
End of year	$980,097	$4,235,025,417	$3,010,865,057
Changes in Shares Outstanding:
Shares sold	40,001	70,600,000	49,100,000
Shares repurchased	-	(18,850,000)	(35,150,000)
Shares outstanding, beginning of year	-	135,300,000	121,350,000
Shares outstanding, end of year	40,001	187,050,000	135,300,000

(a)	For the period February 23, 2026 (commencement of investment operations) through August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

304

Invesco New York AMT-Free Municipal Bond ETF (PZT)		Invesco Preferred ETF (PGX)		Invesco Short Term Treasury ETF (TBLL)		Invesco Taxable Municipal Bond ETF (BAB)
2026	2025	2026	2025	2026	2025	2026	2025

$5,019,729	$4,395,773	$231,464,811	$245,369,435	$91,702,721	$90,111,396	$41,367,881	$40,080,968
(5,427,713)	(2,994,386)	(49,777,160)	(125,876,685)	690,765	894,518	(36,384,426)	(37,551,463)
7,183,947	(7,008,739)	(235,930,129)	(90,332,190)	(2,075,080)	(839,350)	18,192,643	14,088,191
6,775,963	(5,607,352)	(54,242,478)	29,160,560	90,318,406	90,166,564	23,176,098	16,617,696

(5,020,088)	(4,408,533)	(240,951,221)	(244,981,729)	(90,057,668)	(90,317,758)	(41,837,105)	(40,183,069)

15,601,781	14,814,600	751,436,212	748,019,719	2,615,988,938	1,334,097,258	199,259,784	32,807,894
(7,858,646)	(1,072,021)	(579,044,138)	(1,054,555,706)	(1,949,471,564)	(948,291,599)	(184,791,622)	(296,917,568)
7,743,135	13,742,579	172,392,074	(306,535,987)	666,517,374	385,805,659	14,468,162	(264,109,674)
9,499,010	3,726,694	(122,801,625)	(522,357,156)	666,778,112	385,654,465	(4,192,845)	(287,675,047)

131,862,209	128,135,515	3,853,843,548	4,376,200,704	2,193,354,780	1,807,700,315	904,940,232	1,192,615,279
$141,361,219	$131,862,209	$3,731,041,923	$3,853,843,548	$2,860,132,892	$2,193,354,780	$900,747,387	$904,940,232

700,000	650,000	67,150,000	64,400,000	24,760,000	12,630,000	7,350,000	1,200,000
(350,000)	(50,000)	(51,900,000)	(92,400,000)	(18,450,000)	(8,980,000)	(6,950,000)	(11,100,000)
6,150,000	5,550,000	337,250,000	365,250,000	20,770,001	17,120,001	33,800,000	43,700,000
6,500,000	6,150,000	352,500,000	337,250,000	27,080,001	20,770,001	34,200,000	33,800,000

305

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2026 and 2025

	Invesco U.S. Hybrid Bond ETF (HBRD)	Invesco Variable Rate Preferred ETF (VRP)
	2026(a)	2026	2025
Operations:
Net investment income	$434,263	$139,643,194	$105,711,323
Net realized gain (loss)	(86,427)	(1,936,860)	(3,292,985)
Change in net unrealized appreciation (depreciation)	(399,158)	(26,114,423)	40,251,751
Net increase (decrease) in net assets resulting from operations	(51,322)	111,591,911	142,670,089
Distributions to Shareholders from:
Distributable earnings	(434,851)	(150,465,527)	(113,040,431)
Shareholder Transactions:
Proceeds from shares sold	15,000,025	904,205,022	447,125,586
Value of shares repurchased	-	(26,633,552)	(37,892,152)
Net increase in net assets resulting from share transactions	15,000,025	877,571,470	409,233,434
Net increase in net assets	14,513,852	838,697,854	438,863,092
Net assets:
Beginning of year	-	2,179,491,307	1,740,628,215
End of year	$14,513,852	$3,018,189,161	$2,179,491,307
Changes in Shares Outstanding:
Shares sold	600,001	37,100,000	18,400,000
Shares repurchased	-	(1,100,000)	(1,600,000)
Shares outstanding, beginning of year	-	88,900,000	72,100,000
Shares outstanding, end of year	600,001	124,900,000	88,900,000

(a)	For the period February 23, 2026 (commencement of investment operations) through August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

306

Financial Highlights
Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$18.52	$18.41	$17.45	$17.15	$19.59
Net investment income(a)	1.08	1.02	0.92	0.76	0.61
Net realized and unrealized gain (loss) on investments	(0.36)	0.12	1.05	0.26	(2.45)
Total from investment operations	0.72	1.14	1.97	1.02	(1.84)
Distributions to shareholders from:
Net investment income	(1.08)	(1.03)	(1.01)	(0.72)	(0.60)
Net asset value at end of year	$18.16	$18.52	$18.41	$17.45	$17.15
Market price at end of year(b)	$18.20	$18.51	$18.42	$17.46	$17.07
Net Asset Value Total Return(c)	3.98%	6.44%	11.63%	6.09%	(9.55)%
Market Price Total Return(c)	4.27%	6.32%	11.61%	6.64%	(10.06)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$301,407	$351,960	$566,957	$544,418	$742,480
Ratio to average net assets of:
Expenses	0.37%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.85%	5.56%	5.17%	4.40%	3.29%
Portfolio turnover rate(d)	152%	47%	75%	31%	44%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco California AMT-Free Municipal Bond ETF (PWZ)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$23.08	$24.86	$24.18	$24.32	$28.03
Net investment income(a)	0.90	0.82	0.78	0.67	0.59
Net realized and unrealized gain (loss) on investments	0.54	(1.78)	0.68	(0.14)	(3.72)
Total from investment operations	1.44	(0.96)	1.46	0.53	(3.13)
Distributions to shareholders from:
Net investment income	(0.90)	(0.82)	(0.78)	(0.69)	(0.59)
Transaction fees(a)	-	-	0.00 (b)	0.02	0.01
Net asset value at end of year	$23.62	$23.08	$24.86	$24.18	$24.32
Market price at end of year(c)	$23.69	$23.12	$24.84	$24.24	$24.23
Net Asset Value Total Return(d)	6.24%	(3.95)%	6.14%	2.27%	(11.28)%
Market Price Total Return(d)	6.36%	(3.71)%	5.79%	2.91%	(11.66)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,215,260	$976,325	$641,297	$660,139	$566,657
Ratio to average net assets of:
Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.71%	3.42%	3.20%	2.78%	2.25%
Portfolio turnover rate(e)	20%	5%	4%	5%	3%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

307

Financial Highlights—(continued)
Invesco CEF Income Composite ETF (PCEF)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$19.95	$19.32	$17.89	$19.64	$24.61
Net investment income(a)(b)	0.86	1.03	1.03	1.21	1.11
Net realized and unrealized gain (loss) on investments	1.07	1.20	2.07	(1.17)	(4.48)
Total from investment operations	1.93	2.23	3.10	0.04	(3.37)
Distributions to shareholders from:
Net investment income	(1.29)	(1.16)	(1.08)	(1.60)	(1.60)
Return of capital	(0.23)	(0.44)	(0.59)	(0.19)	-
Total distributions	(1.52)	(1.60)	(1.67)	(1.79)	(1.60)
Net asset value at end of year	$20.36	$19.95	$19.32	$17.89	$19.64
Market price at end of year(c)	$20.33	$19.97	$19.30	$17.91	$19.63
Net Asset Value Total Return(d)	10.18%	12.23%	18.43%	0.49%	(14.04)%
Market Price Total Return(d)	9.91%	12.46%	18.17%	0.65%	(14.18)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$812,333	$839,600	$798,621	$661,198	$727,859
Ratio to average net assets of:
Expenses, after Waivers(e)	0.49%	0.45%	0.50%	0.50%	0.50%
Expenses, prior to Waivers	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income(b)	4.30%	5.35%	5.69%	6.62%	5.03%
Portfolio turnover rate(f)	19%	22%	24%	30%	21%

(a)	Based on average shares outstanding.
(b)
Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

308

Financial Highlights—(continued)
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$27.31	$28.71	$28.19	$30.75	$37.04
Net investment income(a)	1.06	1.02	0.93	0.75	0.53
Net realized and unrealized gain (loss) on investments	(0.96)	(1.40)	0.56	(2.60)	(6.31)
Total from investment operations	0.10	(0.38)	1.49	(1.85)	(5.78)
Distributions to shareholders from:
Net investment income	(1.05)	(1.02)	(0.97)	(0.71)	(0.51)
Net asset value at end of year	$26.36	$27.31	$28.71	$28.19	$30.75
Market price at end of year(b)	$26.37	$27.31	$28.72	$28.22	$30.65
Net Asset Value Total Return(c)	0.29%	(1.27)%	5.46%	(6.07)%	(15.71)%
Market Price Total Return(c)	0.33%	(1.30)%	5.38%	(5.66)%	(15.99)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,219,222	$960,504	$830,389	$660,324	$524,987
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.15%	0.23%	0.25%
Net investment income	3.87%	3.70%	3.37%	2.56%	1.57%
Portfolio turnover rate(d)	7%	14%	19%	19%	5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended August 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco Floating Rate Municipal Income ETF (PVI)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$24.83	$24.83	$24.83	$24.89	$24.88
Net investment income(a)	0.54	0.58	0.72	0.59	0.05
Net realized and unrealized gain (loss) on investments	-	-	-	0.01	(0.01)(b)
Total from investment operations	0.54	0.58	0.72	0.60	0.04
Distributions to shareholders from:
Net investment income	(0.54)	(0.58)	(0.72)	(0.66)	(0.03)
Return of capital	(0.01)	-	-	-	-
Total distributions	(0.55)	(0.58)	(0.72)	(0.66)	(0.03)
Net asset value at end of year	$24.82	$24.83	$24.83	$24.83	$24.89
Market price at end of year(c)	$24.92	$24.86	$24.83	$24.86	$24.89
Net Asset Value Total Return(d)	2.20%	2.35%	2.94%	2.45%	0.17%
Market Price Total Return(d)	2.48%	2.48%	2.82%	2.57%	0.17%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$31,027	$31,041	$37,242	$39,733	$63,469
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.17%	2.35%	2.89%	2.38%	0.22%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

309

Financial Highlights—(continued)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$24.18	$23.93	$23.02	$23.50	$27.03
Net investment income(a)	1.05	1.02	0.93	0.78	0.57
Net realized and unrealized gain (loss) on investments	(0.56)	0.22	0.91	(0.51)	(3.25)
Total from investment operations	0.49	1.24	1.84	0.27	(2.68)
Distributions to shareholders from:
Net investment income	(1.06)	(0.99)	(0.93)	(0.75)	(0.56)
Net realized gains	-	-	-	-	(0.29)
Total distributions	(1.06)	(0.99)	(0.93)	(0.75)	(0.85)
Net asset value at end of year	$23.61	$24.18	$23.93	$23.02	$23.50
Market price at end of year(b)	$23.61	$24.17	$23.99	$23.01	$23.43
Net Asset Value Total Return(c)	2.03%	5.34%	8.20%	1.20%	(10.10)%
Market Price Total Return(c)	2.07%	5.02%	8.52%	1.46%	(10.39)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$123,931	$87,062	$66,991	$44,891	$29,369
Ratio to average net assets of:
Expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Net investment income	4.35%	4.27%	3.99%	3.38%	2.23%
Portfolio turnover rate(d)	27%	29%	23%	20%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

310

Financial Highlights—(continued)
Invesco MSCI Treasury Duration Rotation ETF (TROT)
For the Period February 23, 2026(a) Through August 31, 2026, 2026
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.43
Net realized and unrealized gain (loss) on investments	(0.50)
Total from investment operations	(0.07)
Distributions to shareholders from:
Net investment income	(0.43)
Net asset value at end of period	$24.50
Market price at end of period(c)	$24.51
Net Asset Value Total Return(d)	(0.29)%(e)
Market Price Total Return(d)	(0.25)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$980
Ratio to average net assets of:
Expenses	0.15%(f)
Net investment income	3.39%(f)
Portfolio turnover rate(g)	52%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (February 25, 2026, the first day of trading on the exchange) to August 31, 2026 was (0.21)%. The market price total return from Fund Inception to August 31, 2026 was (0.21)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

311

Financial Highlights—(continued)
Invesco National AMT-Free Municipal Bond ETF (PZA)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$22.25	$23.95	$23.08	$23.30	$27.19
Net investment income(a)	0.88	0.79	0.75	0.67	0.62
Net realized and unrealized gain (loss) on investments	0.38	(1.70)	0.86	(0.22)	(3.90)
Total from investment operations	1.26	(0.91)	1.61	0.45	(3.28)
Distributions to shareholders from:
Net investment income	(0.87)	(0.79)	(0.74)	(0.68)	(0.61)
Transaction fees(a)	-	-	0.00 (b)	0.01	0.00 (b)
Net asset value at end of year	$22.64	$22.25	$23.95	$23.08	$23.30
Market price at end of year(c)	$22.60	$22.20	$23.85	$23.06	$23.26
Net Asset Value Total Return(d)	5.64%	(3.87)%	7.11%	2.00%	(12.21)%
Market Price Total Return(d)	5.69%	(3.68)%	6.75%	2.08%	(12.42)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$4,235,025	$3,010,865	$2,906,785	$2,310,067	$1,983,926
Ratio to average net assets of:
Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.77%	3.42%	3.17%	2.89%	2.42%
Portfolio turnover rate(e)	27%	6%	4%	3%	4%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

312

Financial Highlights—(continued)
Invesco New York AMT-Free Municipal Bond ETF (PZT)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$21.44	$23.09	$22.20	$22.36	$26.31
Net investment income(a)	0.83	0.74	0.67	0.62	0.58
Net realized and unrealized gain (loss) on investments	0.31	(1.65)	0.89	(0.14)	(3.83)
Total from investment operations	1.14	(0.91)	1.56	0.48	(3.25)
Distributions to shareholders from:
Net investment income	(0.83)	(0.74)	(0.67)	(0.64)	(0.58)
Net realized gains	-	-	-	-	(0.12)
Total distributions	(0.83)	(0.74)	(0.67)	(0.64)	(0.70)
Net asset value at end of year	$21.75	$21.44	$23.09	$22.20	$22.36
Market price at end of year(b)	$21.84	$21.42	$23.10	$22.14	$22.36
Net Asset Value Total Return(c)	5.29%	(4.02)%	7.14%	2.15%	(12.55)%
Market Price Total Return(c)	5.82%	(4.15)%	7.48%	1.88%	(12.49)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$141,361	$131,862	$128,136	$88,785	$115,139
Ratio to average net assets of:
Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.72%	3.30%	2.98%	2.78%	2.37%
Portfolio turnover rate(d)	79%	20%	6%	10%	6%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

313

Financial Highlights—(continued)
Invesco Preferred ETF (PGX)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$11.43	$11.98	$11.21	$12.37	$15.11
Net investment income(a)	0.66	0.68	0.66	0.70	0.69
Net realized and unrealized gain (loss) on investments	(0.82)	(0.55)	0.81	(1.13)	(2.74)
Total from investment operations	(0.16)	0.13	1.47	(0.43)	(2.05)
Distributions to shareholders from:
Net investment income	(0.69)	(0.68)	(0.70)	(0.73)	(0.69)
Net asset value at end of year	$10.58	$11.43	$11.98	$11.21	$12.37
Market price at end of year(b)	$10.58	$11.44	$11.99	$11.20	$12.37
Net Asset Value Total Return(c)	(1.56)%	1.15%	13.65%	(3.48)%	(13.85)%
Market Price Total Return(c)	(1.64)%	1.16%	13.85%	(3.56)%	(13.91)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,731,042	$3,853,844	$4,376,201	$4,584,677	$5,427,617
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50%(d)
Net investment income	5.93%	5.84%	5.79%	5.98%	5.01%(d)
Portfolio turnover rate(e)	5%	8%	7%	15%	11%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Short Term Treasury ETF (TBLL)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$105.60	$105.59	$105.44	$105.48	$105.67
Net investment income(a)	3.90	4.57	5.39	4.29	0.50
Net realized and unrealized gain (loss) on investments	(0.04)	0.03	0.21	(0.18)	(0.33)
Total from investment operations	3.86	4.60	5.60	4.11	0.17
Distributions to shareholders from:
Net investment income	(3.84)	(4.59)	(5.45)	(4.15)	(0.34)
Net realized gains	-	-	-	-	(0.02)
Total distributions	(3.84)	(4.59)	(5.45)	(4.15)	(0.36)
Net asset value at end of year	$105.62	$105.60	$105.59	$105.44	$105.48
Market price at end of year(b)	$105.63	$105.61	$105.61	$105.51	$105.51
Net Asset Value Total Return(c)	3.71%	4.44%	5.46%	3.98%	0.15%
Market Price Total Return(c)	3.71%	4.43%	5.42%	4.03%	0.18%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,860,133	$2,193,355	$1,807,700	$1,410,817	$824,862
Ratio to average net assets of:
Expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income	3.69%	4.33%	5.11%	4.08%	0.48%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco Taxable Municipal Bond ETF (BAB)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$26.77	$27.29	$26.12	$27.27	$33.55
Net investment income(a)	1.10	1.06	1.01	0.95	0.85
Net realized and unrealized gain (loss) on investments	(0.41)	(0.51)	1.18	(1.15)	(6.28)
Total from investment operations	0.69	0.55	2.19	(0.20)	(5.43)
Distributions to shareholders from:
Net investment income	(1.12)	(1.07)	(1.02)	(0.95)	(0.86)
Transaction fees(a)	-	-	0.00 (b)	0.00 (b)	0.01
Net asset value at end of year	$26.34	$26.77	$27.29	$26.12	$27.27
Market price at end of year(c)	$26.32	$26.76	$27.33	$26.12	$27.24
Net Asset Value Total Return(d)	2.57%	2.11%	8.64%	(0.70)%	(16.38)%
Market Price Total Return(d)	2.53%	1.94%	8.80%	(0.59)%	(16.23)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$900,747	$904,940	$1,192,615	$1,516,551	$1,836,666
Ratio to average net assets of:
Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	4.08%	3.96%	3.85%	3.61%	2.78%
Portfolio turnover rate(e)	19%	6%	4%	4%	3%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

315

Financial Highlights—(continued)
Invesco U.S. Hybrid Bond ETF (HBRD)
For the Period February 23, 2026(a) Through August 31, 2026, 2026
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.73
Net realized and unrealized gain (loss) on investments	(0.82)
Total from investment operations	(0.09)
Distributions to shareholders from:
Net investment income	(0.72)
Net asset value at end of period	$24.19
Market price at end of period(c)	$24.32
Net Asset Value Total Return(d)	(0.33)%(e)
Market Price Total Return(d)	0.19%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,514
Ratio to average net assets of:
Expenses	0.40%(f)
Net investment income	5.74%(f)
Portfolio turnover rate(g)	22%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (February 25, 2026, the first day of trading on the exchange) to August 31, 2026 was (0.17)%. The market price total return from Fund Inception to August 31, 2026 was (0.09)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

316

Financial Highlights—(continued)
Invesco Variable Rate Preferred ETF (VRP)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$24.52	$24.14	$22.60	$22.90	$26.30
Net investment income(a)	1.34	1.31	1.30	1.20	1.03
Net realized and unrealized gain (loss) on investments	(0.23)	0.47	1.71	(0.18)	(3.26)
Total from investment operations	1.11	1.78	3.01	1.02	(2.23)
Distributions to shareholders from:
Net investment income	(1.47)	(1.40)	(1.47)	(1.32)	(1.17)
Net asset value at end of year	$24.16	$24.52	$24.14	$22.60	$22.90
Market price at end of year(b)	$24.13	$24.54	$24.20	$22.59	$22.86
Net Asset Value Total Return(c)	4.66%	7.62%	13.79%	4.68%	(8.63)%
Market Price Total Return(c)	4.44%	7.42%	14.11%	4.83%	(9.06)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,018,189	$2,179,491	$1,740,628	$1,491,283	$1,891,209
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.49%	5.39%	5.58%	5.32%	4.21%
Portfolio turnover rate(d)	18%	20%	16%	14%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

317

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Bloomberg Enhanced Fallen Angels ETF (IFLN)(a)	"Bloomberg Enhanced Fallen Angels ETF"
Invesco California AMT-Free Municipal Bond ETF (PWZ)	"California AMT-Free Municipal Bond ETF"
Invesco CEF Income Composite ETF (PCEF)	"CEF Income Composite ETF"
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)	"Equal Weight 0-30 Year Treasury ETF"
Invesco Floating Rate Municipal Income ETF (PVI)	"Floating Rate Municipal Income ETF"
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	"Fundamental Investment Grade Corporate Bond ETF"
Invesco MSCI Treasury Duration Rotation ETF (TROT)	"MSCI Treasury Duration Rotation ETF"
Invesco National AMT-Free Municipal Bond ETF (PZA)	"National AMT-Free Municipal Bond ETF"
Invesco New York AMT-Free Municipal Bond ETF (PZT)	"New York AMT-Free Municipal Bond ETF"
Invesco Preferred ETF (PGX)	"Preferred ETF"
Invesco Short Term Treasury ETF (TBLL)	"Short Term Treasury ETF"
Invesco Taxable Municipal Bond ETF (BAB)	"Taxable Municipal Bond ETF"
Invesco U.S. Hybrid Bond ETF (HBRD)	"U.S. Hybrid Bond ETF"
Invesco Variable Rate Preferred ETF (VRP)	"Variable Rate Preferred ETF"

(a)	Effective February 23, 2026, the Fund’s name changed from Invesco Fundamental High Yield® Corporate Bond ETF to Invesco Bloomberg Enhanced Fallen Angels ETF.
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc., except for Shares of Equal Weight 0-30 Year Treasury ETF, which are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units of each Fund (except for Floating Rate Municipal Income ETF and Short Term Treasury ETF) are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each of these Funds reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Creation Units of Floating Rate Municipal Income ETF are issued and redeemed principally in exchange for the deposit or delivery of cash, though the Fund reserves the right to issue and redeem Creation Units in exchange for Deposit Securities. Creation Units of Short Term Treasury ETF are issued principally in exchange for Deposit Securities and redeemed principally in exchange for cash, though the Fund also reserves the right to issue Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
To provide enhanced daily liquidity, Short Term Treasury ETF determines its NAV twice each day, at 12:00 p.m. ET and at the regularly scheduled close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. ET). The Fund provides same-day settlement for creation/redemption trades in the primary market for any trades placed before the initial daily NAV strike.
CEF Income Composite ETF is a “fund of funds,” in that it invests in other funds (“Underlying Funds”). Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

318

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Bloomberg Enhanced Fallen Angels ETF	Bloomberg U.S. High Yield Enhanced Fallen Angels Index
California AMT-Free Municipal Bond ETF	ICE BofA California Long-Term Core Plus Municipal Securities Index
CEF Income Composite ETF	S-Network Composite Closed-End Fund IndexSM
Equal Weight 0-30 Year Treasury ETF	ICE 1-30 Year Laddered Maturity US Treasury Index
Floating Rate Municipal Income ETF	ICE US Municipal AMT-Free VRDO Constrained Index
Fundamental Investment Grade Corporate Bond ETF	RAFI® Bonds U.S. Investment Grade 1-10 Index
MSCI Treasury Duration Rotation ETF	MSCI U.S. Treasury Duration Rotation Select Bond Index
National AMT-Free Municipal Bond ETF	ICE BofA National Long-Term Core Plus Municipal Securities Index
New York AMT-Free Municipal Bond ETF	ICE BofA New York Long-Term Core Plus Municipal Securities Index
Preferred ETF	ICE BofA Core Plus Fixed Rate Preferred Securities Index
Short Term Treasury ETF	ICE U.S. Treasury Short Bond Index
Taxable Municipal Bond ETF	ICE BofA US Taxable Municipal Securities Plus Index
U.S. Hybrid Bond ETF	ICE USD Developed Markets Corporate Ex-Banks Hybrid Bond 4.85% Constrained Index
Variable Rate Preferred ETF	ICE Variable Rate Preferred & Hybrid Securities Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures

319

(“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains

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are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including payments to Invesco Advisers, Inc. (the “Sub-Adviser”) for Short Term Treasury ETF and, for each Fund, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

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To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of such Fund’s total assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Funds to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or a Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to a Fund if the market value of the loaned securities increases, the borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, a Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, each Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. For Funds that participate in securities lending, dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as the affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as securities lending agent for each Fund participating in the securities lending program. To the extent a Fund utilizes Invesco as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2026, CEF Income Composite ETF, Preferred ETF and Variable Rate Preferred ETF engaged in securities lending transactions with respect to

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which Invesco acted as securities lending agent. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by those Funds as listed below:
Amount
CEF Income Composite ETF	$48,708
Preferred ETF	118,402
Variable Rate Preferred ETF	22,794

K.
Other Risks
ADR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind, which may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs will decrease a Fund’s NAV.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Closed-End Fund Risk. For CEF Income Composite ETF, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

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Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Fund of Funds Risk. Because CEF Income Composite ETF invests primarily in other funds, its investment performance largely depends on the investment performance of the Underlying Funds. An investment in the Fund is subject to the risks associated with the Underlying Funds. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Fund invests may be out of favor and underperform other segments. The Fund will pay indirectly a proportional share of the expenses of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already will pay to the Adviser.
Hybrid Securities Risk. U.S. Hybrid Bond ETF may invest in hybrid securities. Although generally considered an equity security within an issuer’s capital structure, a hybrid security may exhibit characteristics akin to a debt security or other evidence of indebtedness on which the value of the interest, or principal of which, is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency or interest rate). The price of a hybrid security and any applicable reference instrument may not move in the same direction or at the same time. An investment in a hybrid security may entail significant risks not associated with a similar investment in a traditional equity security. The risks of a particular hybrid security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Hybrid securities potentially are more volatile than traditional equity securities. Hybrid instruments may carry credit risk of their issuer, as well as liquidity risk, since they often are “customized” to meet the needs of an issuer or a particular investor, and therefore the number of investors that buy such instruments in the secondary market may be small.
Subordinated debt is a type of hybrid instrument, whereby payments on such securities may be subordinated to all existing and future liabilities and obligations of subsidiaries and associated companies of an issuer. These investments typically have lower credit ratings and lower priority than other obligations of an issuer during bankruptcy, presenting a greater risk for nonpayment. This risk increases as the priority of the obligation becomes lower.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or

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viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Mortgage-Backed and Asset-Backed Securities Risk. For CEF Income Composite ETF, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.
Municipal Insurance Risk. A portion of the municipal securities that certain Funds hold may be covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in a Fund’s Share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.
Municipal Securities Risk. Certain Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The secondary market for municipal securities also tends to be less well-developed and less liquid than many other securities markets, which may limit a Fund’s ability to sell its municipal obligations at attractive prices, especially on short notice. There may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities. As a result, municipal securities may be more difficult to value accurately. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. California AMT-Free Municipal Bond ETF, MSCI Treasury Duration Rotation ETF, New York AMT-Free Municipal Bond ETF, U.S. Hybrid Bond ETF and Variable Rate Preferred ETF are non-diversified and can invest a greater portion of their respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

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Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as "junk bonds" or "high yield bonds") and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.
Not a Money Market Fund. Short Term Treasury ETF is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund’s investments to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and it is possible for the Fund to lose money. The Fund does not seek to maintain a stable NAV of $1.00 per share.
Portfolio Turnover Risk. Bloomberg Enhanced Fallen Angels ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Preferred Securities Risk. There are special risks associated with investing in preferred securities compared to those applicable generally to equity securities. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
Tax Risk. There is no guarantee that the income from certain Funds will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must

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look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services, and for Short Term Treasury ETF, the oversight of the Sub-Adviser.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Bloomberg Enhanced Fallen Angels ETF(a)	0.23%
California AMT-Free Municipal Bond ETF	0.28%
CEF Income Composite ETF	0.50%
Equal Weight 0-30 Year Treasury ETF	0.15%
Floating Rate Municipal Income ETF	0.25%
Fundamental Investment Grade Corporate Bond ETF	0.22%
MSCI Treasury Duration Rotation ETF	0.15%
National AMT-Free Municipal Bond ETF	0.28%
New York AMT-Free Municipal Bond ETF	0.28%
Preferred ETF	0.50%
Short Term Treasury ETF	0.08%
Taxable Municipal Bond ETF	0.28%
U.S. Hybrid Bond ETF	0.40%
Variable Rate Preferred ETF	0.50%

(a)	Effective February 23, 2026, the Fund’s unitary management fee was reduced from 0.50% to 0.23%.
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2026, the Adviser waived fees for each Fund in the following amounts:
Bloomberg Enhanced Fallen Angels ETF	$1,600
California AMT-Free Municipal Bond ETF	-
CEF Income Composite ETF	88,203
Equal Weight 0-30 Year Treasury ETF	3,478
Floating Rate Municipal Income ETF	-
Fundamental Investment Grade Corporate Bond ETF	305
MSCI Treasury Duration Rotation ETF(a)	1
National AMT-Free Municipal Bond ETF	-
New York AMT-Free Municipal Bond ETF	-
Preferred ETF	6,529
Short Term Treasury ETF	1,503
Taxable Municipal Bond ETF	21,239

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U.S. Hybrid Bond ETF(a)	$12
Variable Rate Preferred ETF	12,566

(a)	For the period February 23, 2026 (commencement of investment operations) through August 31, 2026.
For Short Term Treasury ETF, the Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Bloomberg Enhanced Fallen Angels ETF	Bloomberg Index Services Limited
California AMT-Free Municipal Bond ETF	ICE Data Indices, LLC
CEF Income Composite ETF	S-Network Global Indexes, LLC
Equal Weight 0-30 Year Treasury ETF	Nasdaq, Inc.
Floating Rate Municipal Income ETF	ICE Data Indices, LLC
Fundamental Investment Grade Corporate Bond ETF	Research Affiliates®
MSCI Treasury Duration Rotation ETF	MSCI, Inc.
National AMT-Free Municipal Bond ETF	ICE Data Indices, LLC
New York AMT-Free Municipal Bond ETF	ICE Data Indices, LLC
Preferred ETF	ICE Data Indices, LLC
Short Term Treasury ETF	ICE Data Indices, LLC
Taxable Municipal Bond ETF	ICE Data Indices, LLC
U.S. Hybrid Bond ETF	ICE Data Indices, LLC
Variable Rate Preferred ETF	ICE Data Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2026, the following Fund incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:
CEF Income Composite ETF	$7,460
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the fiscal year ended August 31, 2026, the following Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains (Losses)
California AMT-Free Municipal Bond ETF	$55,115,067	$59,160,890	$(1,570,437)
National AMT-Free Municipal Bond ETF	115,235,354	112,116,559	(3,527,818)
New York AMT-Free Municipal Bond ETF	43,592,271	46,635,219	(2,162,330)

328

NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026, for each Fund (except for Bloomberg Enhanced Fallen Angels ETF, California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and U.S. Hybrid Bond ETF). As of August 31, 2026, all of the securities in Bloomberg Enhanced Fallen Angels ETF, California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and U.S. Hybrid Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$811,042,964	$-	$-	$811,042,964
Money Market Funds	474,331	30,918,919	-	31,393,250
Total Investments	$811,517,295	$30,918,919	$-	$842,436,214
Equal Weight 0-30 Year Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,216,915,031	$-	$1,216,915,031
Money Market Funds	25,226,884	-	-	25,226,884
Total Investments	$25,226,884	$1,216,915,031	$-	$1,242,141,915
Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$122,546,928	$-	$122,546,928
Money Market Funds	429,219	11,919,013	-	12,348,232
Total Investments	$429,219	$134,465,941	$-	$134,895,160
MSCI Treasury Duration Rotation ETF
Investments in Securities
U.S. Treasury Securities	$-	$972,829	$-	$972,829
Money Market Funds	3,078	-	-	3,078
Total Investments	$3,078	$972,829	$-	$975,907
Preferred ETF
Investments in Securities
Preferred Stocks	$3,715,533,765	$-	$-	$3,715,533,765
Money Market Funds	169,402	52,559,452	-	52,728,854
Total Investments	$3,715,703,167	$52,559,452	$-	$3,768,262,619

329

	Level 1	Level 2	Level 3	Total
Short Term Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,786,089,304	$-	$2,786,089,304
Money Market Funds	165,215	-	-	165,215
Total Investments	$165,215	$2,786,089,304	$-	$2,786,254,519
Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$883,267,896	$-	$883,267,896
Money Market Funds	5,564,409	-	-	5,564,409
Total Investments	$5,564,409	$883,267,896	$-	$888,832,305
Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$2,649,494,232	$-	$2,649,494,232
Preferred Stocks	343,771,638	-	-	343,771,638
Money Market Funds	26,526,201	170,870,041	-	197,396,242
Total Investments	$370,297,839	$2,820,364,273	$-	$3,190,662,112
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2026 and 2025:
	2026			2025
	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital
Bloomberg Enhanced Fallen Angels ETF	$20,445,814	$-	$-	$21,483,858	$-	$-
California AMT-Free Municipal Bond ETF	718,523	40,832,162	-	244,336	24,076,183	-
CEF Income Composite ETF	53,279,392	-	9,651,721	48,609,333	-	18,539,878
Equal Weight 0-30 Year Treasury ETF	41,213,463	-	-	36,509,420	-	-
Floating Rate Municipal Income ETF	6	684,534	7,631	-	715,582	-
Fundamental Investment Grade Corporate Bond ETF	4,674,784	-	-	3,096,314	-	-
MSCI Treasury Duration Rotation ETF(a)	17,070	-	-	-	-	-
National AMT-Free Municipal Bond ETF	2,274,371	138,379,646	-	930,994	100,467,071	-
New York AMT-Free Municipal Bond ETF	115,828	4,904,260	-	53,509	4,355,024	-
Preferred ETF	240,951,221	-	-	244,981,729	-	-
Short Term Treasury ETF	90,057,668	-	-	90,317,758	-	-
Taxable Municipal Bond ETF	41,837,105	-	-	40,183,069	-	-
U.S. Hybrid Bond ETF(a)	434,851	-	-	-	-	-
Variable Rate Preferred ETF	150,465,527	-	-	113,040,431	-	-

*	Includes short-term capital gain distributions, if any.
(a)	For the period February 23, 2026 (commencement of investment operations) through August 31, 2026.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Bloomberg Enhanced Fallen Angels ETF	$-	$-	$-	$(5,279,207)	$-	$(73,062,323)	$379,748,608	$301,407,078
California AMT-Free Municipal Bond ETF	-	-	-	(25,538,214)	-	(7,007,951)	1,247,806,001	1,215,259,836
CEF Income Composite ETF	-	-	-	62,091,725	-	(72,086,223)	822,327,828	812,333,330

330

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Equal Weight 0-30 Year Treasury ETF	$209,193	$-	$-	$(160,567,336)	$-	$(10,843,199)	$1,390,423,769	$1,219,222,427
Floating Rate Municipal Income ETF	-	-	-	-	-	-	31,027,341	31,027,341
Fundamental Investment Grade Corporate Bond ETF	8,139	-	-	(2,151,535)	-	(1,129,148)	127,203,317	123,930,773
MSCI Treasury Duration Rotation ETF	172	-	-	(13,179)	-	(6,921)	1,000,025	980,097
National AMT-Free Municipal Bond ETF	-	232,988	-	(150,330,870)	-	(76,635,678)	4,461,758,977	4,235,025,417
New York AMT-Free Municipal Bond ETF	-	-	-	(5,052,581)	-	(8,081,832)	154,495,632	141,361,219
Preferred ETF	1,675,627	-	(2,012,946)	(1,059,187,211)	-	(688,926,907)	5,479,493,360	3,731,041,923
Short Term Treasury ETF	2,452,055	-	-	(1,098,919)	1	-	2,858,779,755	2,860,132,892
Taxable Municipal Bond ETF	208,535	-	-	(89,355,335)	-	(39,343,483)	1,029,237,670	900,747,387
U.S. Hybrid Bond ETF	-	-	-	(399,411)	-	(86,199)	14,999,462	14,513,852
Variable Rate Preferred ETF	-	-	(1,141,868)	(34,827,322)	-	(113,610,707)	3,167,769,058	3,018,189,161
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Bloomberg Enhanced Fallen Angels ETF	$17,399,088	$55,663,235	$73,062,323
California AMT-Free Municipal Bond ETF	-	7,007,951	7,007,951
CEF Income Composite ETF	16,490,488	55,595,735	72,086,223
Equal Weight 0-30 Year Treasury ETF	1,756,621	9,086,578	10,843,199
Floating Rate Municipal Income ETF	-	-	-
Fundamental Investment Grade Corporate Bond ETF	166,534	962,614	1,129,148
MSCI Treasury Duration Rotation ETF	6,921	-	6,921
National AMT-Free Municipal Bond ETF	10,595,962	66,039,716	76,635,678
New York AMT-Free Municipal Bond ETF	26,934	8,054,898	8,081,832
Preferred ETF	46,540,442	642,386,465	688,926,907
Short Term Treasury ETF	-	-	-
Taxable Municipal Bond ETF	3,240,056	36,103,427	39,343,483
U.S. Hybrid Bond ETF	86,199	-	86,199
Variable Rate Preferred ETF	9,581,604	104,029,103	113,610,707

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

331

NOTE 7—Investment Transactions
For the fiscal year ended August 31, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Bloomberg Enhanced Fallen Angels ETF	$513,150,510	$518,589,862
California AMT-Free Municipal Bond ETF	225,636,896	212,915,246
CEF Income Composite ETF	170,446,229	152,865,781
Equal Weight 0-30 Year Treasury ETF	-	-
Floating Rate Municipal Income ETF	-	-
Fundamental Investment Grade Corporate Bond ETF	29,810,199	27,952,824
MSCI Treasury Duration Rotation ETF(a)	-	-
National AMT-Free Municipal Bond ETF	984,069,941	960,130,421
New York AMT-Free Municipal Bond ETF	107,293,480	104,462,705
Preferred ETF	200,847,855	195,978,763
Short Term Treasury ETF	-	-
Taxable Municipal Bond ETF	182,368,285	169,075,653
U.S. Hybrid Bond ETF(a)	17,939,005	3,184,011
Variable Rate Preferred ETF	586,162,753	457,778,783

(a)	For the period February 23, 2026 (commencement of investment operations) through August 31, 2026.
For the fiscal year ended August 31, 2026, the cost of securities purchased and the proceeds from sales of U.S. Government obligations (other than short-term securities, money market funds and in-kind transactions) were as follows:
	Purchases	Sales
Equal Weight 0-30 Year Treasury ETF	$79,199,690	$70,793,815
MSCI Treasury Duration Rotation ETF(a)	1,498,844	507,059
Short Term Treasury ETF	-	-
Variable Rate Preferred ETF	1,037,192	-

(a)	For the period February 23, 2026 (commencement of investment operations) through August 31, 2026.
For the fiscal year ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Bloomberg Enhanced Fallen Angels ETF	$141,651,110	$185,732,687
California AMT-Free Municipal Bond ETF	282,350,335	73,442,833
CEF Income Composite ETF	64,449,358	108,190,154
Equal Weight 0-30 Year Treasury ETF	721,118,551	425,826,225
Floating Rate Municipal Income ETF	-	-
Fundamental Investment Grade Corporate Bond ETF	41,241,750	2,382,922
MSCI Treasury Duration Rotation ETF(a)	-	-
National AMT-Free Municipal Bond ETF	1,624,511,809	423,921,173
New York AMT-Free Municipal Bond ETF	15,469,864	7,751,947
Preferred ETF	732,546,975	575,517,093
Short Term Treasury ETF	1,513,033,815	125,820,261
Taxable Municipal Bond ETF	197,872,740	176,072,308
U.S. Hybrid Bond ETF(a)	-	-
Variable Rate Preferred ETF	846,010,485	27,419,239

(a)	For the period February 23, 2026 (commencement of investment operations) through August 31, 2026.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

332

As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Bloomberg Enhanced Fallen Angels ETF	$1,646,500	$(6,925,707)	$(5,279,207)	$371,134,209
California AMT-Free Municipal Bond ETF	5,196,402	(30,734,616)	(25,538,214)	1,221,316,437
CEF Income Composite ETF	111,771,886	(49,680,161)	62,091,725	780,344,489
Equal Weight 0-30 Year Treasury ETF	-	(160,567,336)	(160,567,336)	1,402,709,251
Floating Rate Municipal Income ETF	-	-	-	30,880,000
Fundamental Investment Grade Corporate Bond ETF	44,080	(2,195,615)	(2,151,535)	137,046,695
MSCI Treasury Duration Rotation ETF	4	(13,183)	(13,179)	989,086
National AMT-Free Municipal Bond ETF	5,461,421	(155,792,291)	(150,330,870)	4,336,538,758
New York AMT-Free Municipal Bond ETF	79,298	(5,131,879)	(5,052,581)	144,454,656
Preferred ETF	5,409,265	(1,064,596,476)	(1,059,187,211)	4,827,449,830
Short Term Treasury ETF	31,720	(1,130,639)	(1,098,919)	2,787,353,438
Taxable Municipal Bond ETF	1,453,899	(90,809,234)	(89,355,335)	978,187,640
U.S. Hybrid Bond ETF	4,595	(404,006)	(399,411)	14,900,998
Variable Rate Preferred ETF	23,460,927	(58,288,249)	(34,827,322)	3,225,489,434
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, distribution redesignation, taxable overdistributions, hybrid securities and return of capital distributions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Bloomberg Enhanced Fallen Angels ETF	$59,528	$948,451	$(1,007,979)
California AMT-Free Municipal Bond ETF	39,497	(925,079)	885,582
CEF Income Composite ETF	17,822,718	(17,738,158)	(84,560)
Equal Weight 0-30 Year Treasury ETF	-	8,291,353	(8,291,353)
Floating Rate Municipal Income ETF	6	(6)	-
Fundamental Investment Grade Corporate Bond ETF	-	(39,166)	39,166
MSCI Treasury Duration Rotation ETF	-	-	-
National AMT-Free Municipal Bond ETF	3,735	20,256,724	(20,260,459)
New York AMT-Free Municipal Bond ETF	359	760,183	(760,542)
Preferred ETF	4,061,216	4,284,247	(8,345,463)
Short Term Treasury ETF	752,095	(740,854)	(11,241)
Taxable Municipal Bond ETF	659,384	20,801,385	(21,460,769)
U.S. Hybrid Bond ETF	565	(2)	(563)
Variable Rate Preferred ETF	(4,900,492)	3,682,347	1,218,145
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

333

NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

334

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of each of the fourteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Invesco Bloomberg Enhanced Fallen Angels ETF (1)
Invesco California AMT-Free Municipal Bond ETF (1)
Invesco CEF Income Composite ETF (1)
Invesco Equal Weight 0-30 Year Treasury ETF (1)
Invesco Floating Rate Municipal Income ETF (1)
Invesco Fundamental Investment Grade Corporate Bond ETF (1)
Invesco MSCI Treasury Duration Rotation ETF (2)
Invesco National AMT-Free Municipal Bond ETF (1)
Invesco New York AMT-Free Municipal Bond ETF (1)
Invesco Preferred ETF (1)
Invesco Short Term Treasury ETF (1)
Invesco Taxable Municipal Bond ETF (1)
Invesco U.S. Hybrid Bond ETF (2)
Invesco Variable Rate Preferred ETF (1)
(1) Statement of operations for the year ended August 31, 2026 and statement of changes in net assets for the years ended August 31, 2026 and 2025
(2) Statement of operations and statement of changes in net assets for the period February 23, 2026 (commencement of investment operations) through August 31, 2026
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

335

Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*	Tax-Exempt Income*	Qualified Short Term Gains
Invesco Bloomberg Enhanced Fallen Angels ETF	0%	0%	0%	0%	97%	85%	0%	$-
Invesco California AMT-Free Municipal Bond ETF	0%	0%	0%	0%	95%	95%	98%	-
Invesco CEF Income Composite ETF	0%	23%	0%	0%	0%	0%	0%	-
Invesco Equal Weight 0-30 Year Treasury ETF	0%	0%	0%	100%	100%	100%	0%	-
Invesco Floating Rate Municipal Income ETF	0%	0%	0%	0%	0%	0%	100%	6
Invesco Fundamental Investment Grade Corporate Bond ETF	0%	0%	0%	0%	100%	97%	0%	-
Invesco MSCI Treasury Duration Rotation ETF	0%	0%	0%	100%	100%	100%	0%	-
Invesco National AMT-Free Municipal Bond ETF	0%	0%	0%	0%	100%	100%	98%	-
Invesco New York AMT-Free Municipal Bond ETF	0%	0%	0%	0%	100%	100%	98%	-
Invesco Preferred ETF	0%	63%	60%	0%	30%	29%	0%	-
Invesco Short Term Treasury ETF	0%	0%	0%	100%	99%	100%	0%	752,095
Invesco Taxable Municipal Bond ETF	0%	0%	0%	0%	100%	100%	0%	-
Invesco U.S. Hybrid Bond ETF	0%	5%	0%	0%	95%	65%	0%	-
Invesco Variable Rate Preferred ETF	0%	50%	44%	0%	45%	36%	0%	-
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

336

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on December 17, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco QQQ Equal Weight ETF, Invesco MSCI Treasury Duration Rotation ETF and Invesco U.S. Hybrid Bond ETF (each a  “Fund” and collectively, the “Funds”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”) managed by the Adviser and overseen by the Board.  The Trustees noted other information the Board received and considered in connection with its March 13, 2025 and April 24, 2025 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures.  Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and overseen by the Board and that was expected to be provided for each Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratios of its Lipper peer groups and a select peer group as shown below:
Invesco Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco QQQ Equal Weight ETF	Lower than median (57)	Higher than median (17)	Lower than median (147)	Lower than median (2)
Invesco MSCI Treasury Duration Rotation ETF	Higher than median (33)	Higher than median (13)	Lower than median (6)	Lower than median (1)
Invesco U.S. Hybrid Bond ETF	Lower than median (7)	N/A*	Lower than median (21)	Lower than median (1)

*	The information provided by the Adviser indicated that the Fund did not have any open-end index fund peers.
Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the indices, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fees, the Trustees also considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations.  However, the

337

Approval of Investment Advisory Contracts—(continued)
Trustees noted other information the Board received and considered in connection with its March 13, 2025 and April 24, 2025 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund.  The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of each Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as each Fund’s distributor and will be paid a distribution fee by the Adviser.  The Board concluded that each Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

338

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco Bloomberg Enhanced Fallen Angels ETF
Invesco Bloomberg Financial Data Providers ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI North America Climate ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco QQQ Low Volatility ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500 Concentrated QVM ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 23, 2026 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

339

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and three-year periods for Invesco Floating Rate Municipal Income ETF and the one-year period for Invesco Dorsey Wright Emerging Markets Momentum ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Dorsey Wright Emerging Markets Momentum ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco MSCI USA ETF	0.04%
Invesco 0-5 Yr US TIPS ETF	0.07%

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Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Short Term Treasury ETF	0.08%
Invesco MSCI North America Climate ETF	0.09%
Invesco MSCI Global Climate 500 ETF	0.10%
Invesco S&P 500 QVM Multi-factor ETF	0.11%
Invesco S&P 500 Concentrated QVM ETF Invesco S&P 500® Momentum ETF	0.13%
Invesco Equal Weight 0-30 Year Treasury ETF Invesco NASDAQ 100 ETF Invesco NASDAQ Next Gen 100 ETF Invesco S&P MidCap 400 QVM Multi-factor ETF Invesco S&P SmallCap 600 QVM Multi-factor ETF	0.15%
Invesco Nasdaq Biotechnology ETF Invesco PHLX Semiconductor ETF	0.19%
Invesco ESG NASDAQ 100 ETF Invesco ESG S&P 500 Equal Weight ETF Invesco NASDAQ Future Gen 200 ETF Invesco Russell 1000 Equal Weight ETF	0.20%
Invesco Fundamental Investment Grade Corporate Bond ETF	0.22%
Invesco Bloomberg Enhanced Fallen Angels ETF	0.23%
Invesco Floating Rate Municipal Income ETF Invesco QQQ Low Volatility ETF Invesco S&P 500® High Beta ETF Invesco S&P 500® Low Volatility ETF Invesco S&P International Developed Low Volatility ETF Invesco S&P International Developed Momentum ETF Invesco S&P MidCap Low Volatility ETF Invesco S&P SmallCap Low Volatility ETF	0.25%
Invesco California AMT-Free Municipal Bond ETF Invesco National AMT-Free Municipal Bond ETF Invesco New York AMT-Free Municipal Bond ETF Invesco Taxable Municipal Bond ETF	0.28%
Invesco S&P Emerging Markets Low Volatility ETF Invesco S&P Emerging Markets Momentum ETF Invesco S&P International Developed Quality ETF Invesco S&P SmallCap Consumer Discretionary ETF Invesco S&P SmallCap Consumer Staples ETF Invesco S&P SmallCap Energy ETF Invesco S&P SmallCap Financials ETF Invesco S&P SmallCap Health Care ETF Invesco S&P SmallCap Industrials ETF Invesco S&P SmallCap Information Technology ETF Invesco S&P SmallCap Materials ETF Invesco S&P SmallCap Quality ETF Invesco S&P SmallCap Utilities & Communication Services ETF	0.29%
Invesco S&P 500® High Dividend Low Volatility ETF Invesco S&P SmallCap High Dividend Low Volatility ETF	0.30%
Invesco Global ex-US High Yield Corporate Bond ETF Invesco KBW Bank ETF Invesco KBW High Dividend Yield Financial ETF Invesco KBW Premium Yield Equity REIT ETF Invesco KBW Property & Casualty Insurance ETF Invesco S&P SmallCap 600 GARP ETF Invesco Bloomberg Financial Data Providers ETF	0.35%

341

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Nasdaq Free Cash Flow Achievers ETF Invesco S&P 500 Revenue ETF Invesco S&P MidCap 400 Revenue ETF Invesco S&P SmallCap 600 Revenue ETF Invesco S&P Ultra Dividend Revenue ETF Invesco S&P 500® High Dividend Growers ETF	0.39%
Invesco RAFI Developed Markets ex-U.S. ETF	0.43%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Invesco RAFI Emerging Markets ETF	0.47%
Invesco CEF Income Composite ETF Invesco Emerging Markets Sovereign Debt ETF Invesco International Corporate Bond ETF Invesco Preferred ETF Invesco Variable Rate Preferred ETF	0.50%
Invesco International BuyBack Achievers™ ETF	0.55%
Invesco Dorsey Wright SmallCap Momentum ETF Invesco Alerian Galaxy Crypto Economy ETF	0.60%
Invesco Senior Loan ETF Invesco China Technology ETF	0.65%
Invesco Global Clean Energy ETF Invesco Global Water ETF	0.75%
Invesco Dorsey Wright Developed Markets Momentum ETF	0.80%
Invesco Dorsey Wright Emerging Markets Momentum ETF	0.90%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Crypto Economy ETF		N/A	X
Invesco Bloomberg Enhanced Fallen Angels ETF		X	X
Invesco Bloomberg Financial Data Providers ETF	X		X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF		N/A	X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF		X	X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X

342

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI North America Climate ETF	X	X	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco QQQ Low Volatility ETF	X		X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Concentrated QVM ETF	X	X	X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF			X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X

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Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF		X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF		X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Developed Markets Momentum ETF’s, Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Senior Loan ETF’s, Invesco Preferred ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

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Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 23, 2026.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the applicable Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 19 and April 23, 2026 Board meetings, and Invesco Advisers, Inc., in connection with the April 23, 2026 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the

345

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

346

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

347

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-FIA-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2026
RSPE	Invesco ESG S&P 500 Equal Weight ETF
KLMN	Invesco MSCI North America Climate ETF
PBUS	Invesco MSCI USA ETF
EQAL	Invesco Russell 1000 Equal Weight ETF
QVMT	Invesco S&P 500 Concentrated QVM ETF
SPHB	Invesco S&P 500® High Beta ETF
DIVG	Invesco S&P 500 High Dividend Growers ETF
SPHD	Invesco S&P 500® High Dividend Low Volatility ETF
SPLV	Invesco S&P 500® Low Volatility ETF
SPMO	Invesco S&P 500® Momentum ETF
QVML	Invesco S&P 500 QVM Multi-factor ETF
QVMM	Invesco S&P MidCap 400 QVM Multi-factor ETF
XMLV	Invesco S&P MidCap Low Volatility ETF
QVMS	Invesco S&P SmallCap 600 QVM Multi-factor ETF
GRPZ	Invesco S&P SmallCap 600® GARP ETF
XSHD	Invesco S&P SmallCap High Dividend Low Volatility ETF
XSLV	Invesco S&P SmallCap Low Volatility ETF
XSHQ	Invesco S&P SmallCap Quality ETF

2

Invesco ESG S&P 500 Equal Weight ETF (RSPE)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-3.80%
Alphabet, Inc., Class A	588	$199,538
Alphabet, Inc., Class C	474	158,984
AT&T, Inc.	16,272	421,282
News Corp., Class A	10,152	311,768
News Corp., Class B	3,345	115,102
Paramount Skydance Corp.(b)	36,564	398,913
Take-Two Interactive Software, Inc.(c)	1,792	393,703
T-Mobile US, Inc.	2,035	367,195
Walt Disney Co. (The)	3,826	411,486
		2,777,971
Consumer Discretionary-9.73%
Aptiv PLC(c)	5,788	259,071
Best Buy Co., Inc.	4,993	400,189
Carnival Corp. Ltd.	14,532	347,169
eBay, Inc.	3,550	367,638
Expedia Group, Inc.	1,723	546,398
Ford Motor Co.	26,362	367,486
Hasbro, Inc.	4,585	431,448
Hilton Worldwide Holdings, Inc.	1,118	353,601
Home Depot, Inc. (The)	1,183	387,823
Lowe’s Cos., Inc.	1,745	357,202
Marriott International, Inc., Class A	978	334,241
NIKE, Inc., Class B	8,575	334,940
Norwegian Cruise Line Holdings Ltd.(b)(c)	21,075	340,151
Ralph Lauren Corp.	1,004	348,288
Royal Caribbean Cruises Ltd.	1,403	377,042
Tapestry, Inc.	2,676	330,192
Ulta Beauty, Inc.(c)	803	431,291
Williams-Sonoma, Inc.	1,821	415,643
Yum! Brands, Inc.	2,497	382,815
		7,112,628
Consumer Staples-6.94%
Colgate-Palmolive Co.	4,191	376,436
General Mills, Inc.	11,167	460,080
Hershey Co. (The)	2,137	376,561
Kenvue, Inc.	20,924	395,045
Keurig Dr Pepper, Inc.	11,891	378,847
Kimberly-Clark Corp.	3,718	401,358
Kraft Heinz Co. (The)	15,704	403,122
Kroger Co. (The)	5,848	336,494
McCormick & Co., Inc.	7,593	411,692
Mondelez International, Inc., Class A	5,879	364,910
PepsiCo, Inc.	2,612	366,568
Target Corp.	2,950	474,596
Walmart, Inc.	3,128	328,033
		5,073,742
Financials-16.87%
Aflac, Inc.	3,226	373,732
Allstate Corp. (The)	1,689	435,424
American Express Co.	1,205	397,855
American International Group, Inc.	5,031	384,167
Apollo Global Management, Inc.	2,874	392,531
Arthur J. Gallagher & Co.	1,713	449,063
Assurant, Inc.	1,466	413,207
Bank of America Corp.	6,926	428,996
	Shares	Value
Financials-(continued)
Bank of New York Mellon Corp. (The)	2,702	$435,779
Cboe Global Markets, Inc.	1,253	376,151
Fifth Third Bancorp	7,166	385,316
Fiserv, Inc.(c)	7,081	377,488
Goldman Sachs Group, Inc. (The)	377	386,764
Hartford Insurance Group, Inc. (The)	2,918	400,875
Huntington Bancshares, Inc.	22,427	374,195
Intercontinental Exchange, Inc.	2,689	432,122
M&T Bank Corp.	1,683	393,721
Mastercard, Inc., Class A	772	454,947
MetLife, Inc.	4,384	417,225
Moody’s Corp.	839	423,393
MSCI, Inc.	622	354,938
Nasdaq, Inc.	4,356	429,545
Northern Trust Corp.	2,271	421,407
PayPal Holdings, Inc.	9,278	488,626
Principal Financial Group, Inc.	3,458	380,933
Prudential Financial, Inc.	3,587	421,831
S&P Global, Inc.	931	405,767
State Street Corp.	2,335	446,872
U.S. Bancorp	6,641	408,953
Visa, Inc., Class A	1,169	443,484
		12,335,307
Health Care-15.03%
Abbott Laboratories	4,235	467,375
AbbVie, Inc.	1,677	430,016
Agilent Technologies, Inc.	2,864	439,796
Becton, Dickinson and Co.	2,556	480,809
Boston Scientific Corp.(c)	7,805	376,981
Bristol-Myers Squibb Co.	6,794	453,907
Cardinal Health, Inc.	1,742	408,708
Centene Corp.(c)	5,774	371,499
Charles River Laboratories International, Inc.(c)	2,027	584,262
Cigna Group (The)	1,274	351,726
CVS Health Corp.	3,847	361,272
Danaher Corp.	2,055	438,866
DaVita, Inc.(c)	1,902	334,771
Edwards Lifesciences Corp.(c)	4,388	398,211
Elevance Health, Inc.	934	366,632
GE HealthCare Technologies, Inc.	5,924	421,967
Gilead Sciences, Inc.	3,109	454,971
Humana, Inc.	1,037	397,410
Medtronic PLC	4,702	426,236
Merck & Co., Inc.	3,172	468,695
Moderna, Inc.(c)	8,212	1,152,472
Regeneron Pharmaceuticals, Inc.	629	502,621
ResMed, Inc.	1,949	467,955
Waters Corp.(c)	1,041	431,630
		10,988,788
Industrials-16.11%
Broadridge Financial Solutions, Inc.	2,576	469,811
C.H. Robinson Worldwide, Inc.	2,039	305,157
Carrier Global Corp.	5,551	323,179
Caterpillar, Inc.	440	350,887
CSX Corp.	8,139	411,101
Cummins, Inc.	599	338,076
Deere & Co.	675	442,064
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
August 31, 2026
	Shares	Value
Industrials-(continued)
Dover Corp.	1,764	$342,622
Emerson Electric Co.	2,755	419,972
GE Vernova, Inc.	435	390,861
Hubbell, Inc.	808	366,024
Ingersoll Rand, Inc.	5,358	412,834
J.B. Hunt Transport Services, Inc.	1,343	356,526
Johnson Controls International PLC	2,707	374,216
Lennox International, Inc.	749	286,597
Otis Worldwide Corp.	5,412	384,956
PACCAR, Inc.	3,314	411,367
Pentair PLC	5,280	319,229
Quanta Services, Inc.	580	352,112
Republic Services, Inc.	1,773	391,691
Rockwell Automation, Inc.	858	364,161
Southwest Airlines Co.	9,121	351,432
Stanley Black & Decker, Inc.	4,874	469,707
Trane Technologies PLC	841	373,740
Union Pacific Corp.	1,413	424,847
United Rentals, Inc.	356	369,528
Veralto Corp.	4,567	450,169
Verisk Analytics, Inc.	2,062	399,574
W.W. Grainger, Inc.	287	375,824
Waste Management, Inc.	1,681	368,004
Xylem, Inc.	3,525	388,138
		11,784,406
Information Technology-16.68%
Accenture PLC, Class A	2,214	420,129
Adobe, Inc.(c)	1,614	472,563
Advanced Micro Devices, Inc.(c)	836	393,522
Akamai Technologies, Inc.(c)	2,903	315,324
Autodesk, Inc.(c)	1,706	441,052
Cisco Systems, Inc.	3,177	351,027
Corning, Inc.	2,243	333,601
Fortinet, Inc.(c)	2,720	464,930
Gen Digital, Inc.	15,339	475,509
Hewlett Packard Enterprise Co.	8,302	433,696
HP, Inc.	15,281	458,736
Intel Corp.(c)	3,529	315,881
International Business Machines Corp.	1,384	323,676
Jabil, Inc.	1,072	327,239
Keysight Technologies, Inc.(c)	1,167	376,591
KLA Corp.	1,765	309,669
Lam Research Corp.	1,174	353,949
Micron Technology, Inc.	423	405,543
Microsoft Corp.	952	482,940
NetApp, Inc.	2,349	435,246
NVIDIA Corp.	1,885	416,170
ON Semiconductor Corp.(c)	3,421	253,462
Palo Alto Networks, Inc.(c)	1,434	547,974
QUALCOMM, Inc.	1,974	336,528
Salesforce, Inc.	2,207	568,391
Seagate Technology Holdings PLC	463	383,540
ServiceNow, Inc.(c)	3,562	527,140
TE Connectivity PLC (China)	1,870	383,817
Western Digital Corp.	771	347,374
Workday, Inc., Class A(c)	2,744	541,803
		12,197,022
Materials-5.66%
Air Products and Chemicals, Inc.	1,362	421,485
	Shares	Value
Materials-(continued)
Ball Corp.	6,901	$434,556
CRH PLC	3,771	355,568
Dow, Inc.	11,020	336,330
Ecolab, Inc.	1,467	415,454
Freeport-McMoRan, Inc.	6,084	460,802
Linde PLC	743	363,758
LyondellBasell Industries N.V., Class A	5,792	376,943
Mosaic Co. (The)	19,054	459,583
Newmont Corp.	4,067	512,686
		4,137,165
Real Estate-6.54%
Alexandria Real Estate Equities, Inc.	7,207	369,647
BXP, Inc.	5,762	391,758
CBRE Group, Inc., Class A(c)	2,815	410,455
Digital Realty Trust, Inc.	2,088	387,512
Federal Realty Investment Trust	3,053	354,240
Healthpeak Properties, Inc.	18,449	384,108
Host Hotels & Resorts, Inc.	15,756	345,529
Iron Mountain, Inc.	3,062	353,202
Kimco Realty Corp.	14,868	352,520
Prologis, Inc.	2,587	361,973
SBA Communications Corp., Class A	1,818	344,802
Vivmark Residential	5,587	363,937
Weyerhaeuser Co.	15,616	364,946
		4,784,629
Utilities-2.52%
American Water Works Co., Inc.	2,984	412,478
Eversource Energy	5,455	382,614
Exelon Corp.	8,281	362,045
NRG Energy, Inc.	3,131	344,786
Sempra	4,142	338,402
		1,840,325
Total Common Stocks & Other Equity Interests (Cost $64,231,451)		73,031,983
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $30,862)	30,862	30,862
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $64,262,313)		73,062,845
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.04%
Invesco Private Government Fund, 3.73%(d)(e)(f)	211,866	211,866
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
August 31, 2026
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(d)(e)(f)	549,996	$550,106
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $761,972)		761,972
TOTAL INVESTMENTS IN SECURITIES-100.96% (Cost $65,024,285)		73,824,817
OTHER ASSETS LESS LIABILITIES-(0.96)%		(701,928)
NET ASSETS-100.00%		$73,122,889

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,296,360	$(1,265,498)	$-	$-	$30,862	$1,164
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	763,317	8,251,731	(8,803,182)	-	-	211,866	9,421 *
Invesco Private Prime Fund	1,980,489	15,615,953	(17,046,241)	(48)	(47)	550,106	24,804 *
Total	$2,743,806	$25,164,044	$(27,114,921)	$(48)	$(47)	$792,834	$35,389

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco MSCI North America Climate ETF (KLMN)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-9.11%
Alphabet, Inc., Class A	228,354	$77,491,930
Alphabet, Inc., Class C	140,820	47,232,436
AppLovin Corp., Class A(b)	8,666	2,704,312
AT&T, Inc.	301,051	7,794,210
Comcast Corp., Class A	191,862	5,107,367
Meta Platforms, Inc., Class A	78,512	44,935,558
Netflix, Inc.(b)	156,254	12,664,387
Take-Two Interactive Software, Inc.(b)	11,340	2,491,398
T-Mobile US, Inc.	23,749	4,285,270
Verizon Communications, Inc.	180,267	9,016,955
Walt Disney Co. (The)	75,604	8,131,210
Warner Bros. Discovery, Inc.(b)	97,934	2,794,057
		224,649,090
Consumer Discretionary-8.88%
Airbnb, Inc., Class A(b)	21,516	3,942,162
Amazon.com, Inc.(b)	341,959	88,830,689
AutoZone, Inc.(b)	761	2,276,334
Booking Holdings, Inc.	32,989	6,567,780
Chipotle Mexican Grill, Inc.(b)	69,635	2,648,219
DoorDash, Inc., Class A(b)	16,227	3,760,445
eBay, Inc.	22,848	2,366,139
Ford Motor Co.	240,415	3,351,385
General Motors Co.	46,171	3,985,481
Hilton Worldwide Holdings, Inc.	11,935	3,774,802
Home Depot, Inc. (The)	40,216	13,184,011
Lowe’s Cos., Inc.	22,065	4,516,706
Marriott International, Inc., Class A	9,344	3,193,405
McDonald’s Corp.	30,865	8,134,162
MercadoLibre, Inc. (Brazil)(b)	1,993	3,858,847
NIKE, Inc., Class B	63,605	2,484,411
O’Reilly Automotive, Inc., Class R(b)	35,094	3,116,347
Restaurant Brands International, Inc. (Canada)	33,060	2,576,262
Ross Stores, Inc.	14,328	3,274,521
Royal Caribbean Cruises Ltd.	9,729	2,614,571
Starbucks Corp.	47,334	5,029,238
Tesla, Inc.(b)	100,068	36,820,021
TJX Cos., Inc. (The)	42,550	5,697,870
Yum! Brands, Inc.	18,414	2,823,050
		218,826,858
Consumer Staples-4.95%
Altria Group, Inc.	75,871	5,195,646
Church & Dwight Co., Inc.	26,482	2,642,374
Coca-Cola Co. (The)	163,331	14,482,560
Colgate-Palmolive Co.	48,110	4,321,240
Costco Wholesale Corp.	16,014	15,115,455
General Mills, Inc.	76,827	3,165,273
Hershey Co. (The)	10,056	1,771,968
Kenvue, Inc.	127,058	2,398,855
Keurig Dr Pepper, Inc.	89,199	2,841,880
Kraft Heinz Co. (The)	123,589	3,172,530
Loblaw Cos. Ltd. (Canada)	59,293	2,593,614
Mondelez International, Inc., Class A	70,219	4,358,493
Monster Beverage Corp.(b)	65,778	3,020,526
PepsiCo, Inc.	56,692	7,956,155
Philip Morris International, Inc.	60,212	11,277,708
	Shares	Value
Consumer Staples-(continued)
Procter & Gamble Co. (The)	94,093	$13,654,776
Sysco Corp.	39,839	3,230,146
Target Corp.	23,006	3,701,205
Walmart, Inc.	163,407	17,136,492
		122,036,896
Energy-3.87%
Baker Hughes Co., Class A	62,125	3,948,044
Cameco Corp. (Canada)	27,238	2,688,237
Cheniere Energy, Inc.	11,845	3,455,068
Chevron Corp.	70,395	14,511,225
ConocoPhillips	57,336	7,596,447
Devon Energy Corp.	65,521	3,178,424
Diamondback Energy, Inc.	24,307	4,873,067
Enbridge, Inc. (Canada)	103,699	5,252,646
EOG Resources, Inc.	35,413	5,133,468
ExxonMobil Holdings Corp.	153,126	24,645,630
ONEOK, Inc.	40,984	3,934,874
SLB Ltd.	88,841	5,339,344
TechnipFMC PLC (United Kingdom)	44,911	3,509,795
Whitecap Resources, Inc. (Canada)	285,880	3,703,675
Williams Cos., Inc. (The)	49,681	3,728,559
		95,498,503
Financials-12.72%
Aflac, Inc.	25,561	2,961,242
Allstate Corp. (The)	13,036	3,360,681
American Express Co.	24,042	7,937,947
Aon PLC, Class A	12,668	4,073,015
Apollo Global Management, Inc.	20,883	2,852,200
Arthur J. Gallagher & Co.	13,198	3,459,856
Bank of America Corp.	255,266	15,811,176
Bank of Montreal (Canada)	34,190	5,826,333
Bank of New York Mellon Corp. (The)	34,618	5,583,191
Bank of Nova Scotia (The) (Canada)	65,387	5,984,021
BlackRock, Inc.	6,321	7,304,611
Blackstone, Inc., Class A	36,696	5,256,335
Block, Inc., Class A(b)	29,997	2,460,354
Brookfield Corp. (Canada)	106,014	4,365,057
Canadian Imperial Bank of Commerce (Canada)	45,892	5,207,582
Capital One Financial Corp.	26,869	5,763,669
Charles Schwab Corp. (The)	67,665	7,430,970
Chubb Ltd.	16,191	5,482,273
Citigroup, Inc.	69,362	9,129,426
CME Group, Inc., Class A	17,392	4,965,416
Goldman Sachs Group, Inc. (The)	11,764	12,068,688
Intercontinental Exchange, Inc.	27,466	4,413,786
JPMorgan Chase & Co.	96,957	34,518,631
KKR & Co., Inc., Class A	31,472	3,453,108
Manulife Financial Corp. (Canada)	103,391	4,384,590
Marsh & McLennan Cos., Inc.	29,954	5,685,269
Mastercard, Inc., Class A	32,005	18,860,867
Moody’s Corp.	8,619	4,349,492
Morgan Stanley	48,432	10,331,514
Nasdaq, Inc.	36,290	3,578,557
National Bank of Canada (Canada)	25,053	3,843,339
PayPal Holdings, Inc.	51,215	2,697,238
PNC Financial Services Group, Inc. (The)	17,998	4,312,861
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco MSCI North America Climate ETF (KLMN)—(continued)
August 31, 2026
	Shares	Value
Financials-(continued)
Progressive Corp. (The)	24,761	$5,399,879
Robinhood Markets, Inc., Class A(b)	34,239	3,588,590
Royal Bank of Canada (Canada)	58,560	11,971,365
S&P Global, Inc.	14,496	6,317,937
Toronto-Dominion Bank (The) (Canada)	71,296	8,623,098
Travelers Cos., Inc. (The)	10,963	4,011,691
Truist Financial Corp.	77,640	3,849,391
U.S. Bancorp	69,822	4,299,639
Visa, Inc., Class A	64,205	24,357,451
Wells Fargo & Co.	114,698	9,908,760
Willis Towers Watson PLC	10,291	3,484,018
		313,525,114
Health Care-9.02%
Abbott Laboratories	77,247	8,524,979
AbbVie, Inc.	66,710	17,105,778
Agilent Technologies, Inc.	22,765	3,495,793
Amgen, Inc.	23,015	9,893,688
Becton, Dickinson and Co.	21,071	3,963,666
Boston Scientific Corp.(b)	78,887	3,810,242
Bristol-Myers Squibb Co.	91,791	6,132,557
Cardinal Health, Inc.	13,981	3,280,222
Cencora, Inc.	11,706	3,788,062
Cigna Group (The)	10,951	3,023,352
CVS Health Corp.	53,077	4,984,461
Danaher Corp.	25,888	5,528,641
Edwards Lifesciences Corp.(b)	32,818	2,978,234
Elevance Health, Inc.	9,488	3,724,420
Eli Lilly and Co.	28,568	33,045,463
Gilead Sciences, Inc.	51,780	7,577,485
HCA Healthcare, Inc.	6,031	2,499,548
Intuitive Surgical, Inc.(b)	13,381	5,042,764
Johnson & Johnson	93,541	24,867,875
McKesson Corp.	5,676	5,025,076
Medtronic PLC	63,808	5,784,195
Merck & Co., Inc.	97,444	14,398,325
Pfizer, Inc.	266,514	7,584,988
Regeneron Pharmaceuticals, Inc.	4,599	3,674,969
Stryker Corp.	13,510	4,374,538
Thermo Fisher Scientific, Inc.	15,342	9,467,548
UnitedHealth Group, Inc.	33,319	12,974,752
Vertex Pharmaceuticals, Inc.(b)	10,546	5,742,508
		222,294,129
Industrials-9.03%
3M Co.	27,754	4,768,970
AMETEK, Inc.	16,400	3,856,788
Automatic Data Processing, Inc.	22,086	6,320,130
Bloom Energy Corp., Class A(b)	10,728	2,213,186
Boeing Co. (The)(b)	28,486	5,918,821
Broadridge Financial Solutions, Inc.	18,183	3,316,216
Canadian National Railway Co. (Canada)	32,106	4,007,750
Canadian Pacific Kansas City Ltd. (Canada)	48,057	4,450,724
Carrier Global Corp.	49,874	2,903,664
Caterpillar, Inc.	17,835	14,222,877
Cintas Corp.	15,601	3,148,126
Comfort Systems USA, Inc.	1,869	2,888,764
CSX Corp.	92,940	4,694,399
Cummins, Inc.	8,296	4,682,262
Deere & Co.	11,069	7,249,199
Dover Corp.	20,077	3,899,556
	Shares	Value
Industrials-(continued)
DuPont de Nemours, Inc.	19,422	$2,614,007
Eaton Corp. PLC	18,499	7,434,378
Element Fleet Management Corp. (Canada)(c)	125,534	2,386,079
Emerson Electric Co.	30,050	4,580,822
GE Vernova, Inc.	10,223	9,185,672
General Dynamics Corp.	10,432	3,873,923
General Electric Co.	39,103	13,127,268
Honeywell Aerospace, Inc.(b)	14,999	2,371,492
Honeywell International, Inc.	14,999	3,202,737
Howmet Aerospace, Inc.	16,794	4,113,690
Ingersoll Rand, Inc.	45,129	3,477,189
Johnson Controls International PLC	33,451	4,624,266
L3Harris Technologies, Inc.	11,803	3,142,549
Lockheed Martin Corp.	8,929	5,011,223
Norfolk Southern Corp.	12,048	4,129,934
Northrop Grumman Corp.	6,509	3,512,907
Otis Worldwide Corp.	42,676	3,035,544
PACCAR, Inc.	36,041	4,473,769
Parker-Hannifin Corp.	6,177	6,050,001
Quanta Services, Inc.	6,365	3,864,128
Rocket Lab Corp.(b)	22,052	1,409,564
RTX Corp.	52,193	10,842,052
Trane Technologies PLC	11,988	5,327,467
TransDigm Group, Inc.	2,710	3,175,415
Uber Technologies, Inc.(b)	73,812	5,583,878
Union Pacific Corp.	24,775	7,449,099
United Rentals, Inc.	3,093	3,210,534
Verisk Analytics, Inc.	12,514	2,424,963
Vertiv Holdings Co., Class A	14,847	3,841,216
Waste Management, Inc.	15,525	3,398,733
Xylem, Inc.	27,631	3,042,449
		222,458,380
Information Technology-36.96%
Accenture PLC, Class A	27,948	5,303,412
Adobe, Inc.(b)	18,534	5,426,570
Advanced Micro Devices, Inc.(b)	59,428	27,973,948
Amphenol Corp., Class A	51,413	8,151,531
Analog Devices, Inc.	20,500	7,423,870
Apple, Inc.	519,548	164,618,784
Applied Materials, Inc.	32,886	15,074,614
Arista Networks, Inc.(b)	44,824	8,771,609
Astera Labs, Inc.(b)	6,690	1,986,796
Autodesk, Inc.(b)	13,157	3,401,479
Broadcom, Inc.	159,276	58,986,274
Cadence Design Systems, Inc.(b)	11,960	4,051,809
Celestica, Inc. (Canada)(b)	6,571	1,971,063
CGI, Inc., Class A (Canada)(c)	38,375	2,888,852
Ciena Corp.(b)	6,698	2,563,994
Cisco Systems, Inc.	153,533	16,963,861
Cloudflare, Inc., Class A(b)	13,765	4,199,839
Coherent Corp.(b)	8,684	2,412,676
Corning, Inc.	34,220	5,089,541
CrowdStrike Holdings, Inc., Class A(b)	37,462	8,653,722
Datadog, Inc., Class A(b)	13,306	3,154,054
Dell Technologies, Inc., Class C	14,137	6,446,613
Flex Ltd.(b)	23,689	2,588,023
Fortinet, Inc.(b)	28,232	4,825,696
Hewlett Packard Enterprise Co.	73,340	3,831,282
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco MSCI North America Climate ETF (KLMN)—(continued)
August 31, 2026
	Shares	Value
Information Technology-(continued)
HP, Inc.	92,480	$2,776,250
Intel Corp.(b)	159,509	14,277,651
International Business Machines Corp.	34,539	8,077,636
Intuit, Inc.	12,182	4,376,993
Keysight Technologies, Inc.(b)	11,615	3,748,160
KLA Corp.	55,552	9,746,598
Lam Research Corp.	50,283	15,159,822
Lumentum Holdings, Inc.(b)	3,327	3,043,407
Marvell Technology, Inc.	34,615	7,326,611
Micron Technology, Inc.	40,627	38,950,324
Microsoft Corp.	250,756	127,206,011
Monolithic Power Systems, Inc.	2,171	2,752,329
Motorola Solutions, Inc.	7,704	3,738,751
NVIDIA Corp.	816,393	180,243,247
NXP Semiconductors N.V. (Netherlands)	13,133	2,950,197
Oracle Corp.	62,791	9,363,394
Palantir Technologies, Inc., Class A(b)	78,819	14,690,285
Palo Alto Networks, Inc.(b)	32,453	12,401,265
QUALCOMM, Inc.	41,488	7,072,874
Salesforce, Inc.	36,425	9,380,894
Seagate Technology Holdings PLC	8,861	7,340,275
ServiceNow, Inc.(b)	50,554	7,481,486
Shopify, Inc., Class A (Canada)(b)	49,846	7,344,761
Snowflake, Inc., Class A(b)	16,679	5,527,921
Synopsys, Inc.(b)	8,172	3,592,329
TE Connectivity PLC (China)	17,971	3,688,548
Teradyne, Inc.	7,910	2,767,155
Texas Instruments, Inc.	34,389	8,972,434
Western Digital Corp.	14,305	6,445,118
Workday, Inc., Class A(b)	19,183	3,787,683
		910,990,321
Materials-2.48%
Agnico Eagle Mines Ltd. (Canada)	33,203	6,735,685
Amcor PLC	71,665	3,288,707
Corteva, Inc.	45,338	3,836,955
Ecolab, Inc.	18,959	5,369,189
Franco-Nevada Corp. (Canada)	16,671	4,384,390
Freeport-McMoRan, Inc.	84,009	6,362,842
Linde PLC	17,113	8,378,182
Newmont Corp.	56,511	7,123,776
PPG Industries, Inc.	34,111	3,826,231
Sherwin-Williams Co. (The)	11,609	3,933,245
Wheaton Precious Metals Corp. (Canada)	51,723	7,793,708
		61,032,910
Real Estate-2.15%
American Tower Corp.	25,767	4,527,262
CBRE Group, Inc., Class A(b)	19,469	2,838,775
	Shares	Value
Real Estate-(continued)
Digital Realty Trust, Inc.	17,556	$3,258,218
Equinix, Inc.	4,551	4,763,623
Iron Mountain, Inc.	17,029	1,964,295
Kimco Realty Corp.	141,303	3,350,294
Prologis, Inc.	45,592	6,379,233
Regency Centers Corp.	44,967	3,362,182
Simon Property Group, Inc.	20,962	4,450,652
Ventas, Inc.	38,458	3,506,216
Vivmark Residential	102,203	6,657,503
Welltower, Inc.	33,165	7,834,900
		52,893,153
Utilities-0.76%
Consolidated Edison, Inc.	30,370	3,250,197
Constellation Energy Corp.	12,548	3,447,814
Exelon Corp.	80,384	3,514,389
NextEra Energy, Inc.	71,813	5,913,082
Sempra	31,810	2,598,877
		18,724,359
Total Common Stocks & Other Equity Interests (Cost $2,338,258,411)		2,462,929,713
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $92,041)	92,041	92,041
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $2,338,350,452)		2,463,021,754
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.11%
Invesco Private Government Fund, 3.73%(d)(e)(f)	757,386	757,386
Invesco Private Prime Fund, 3.82%(d)(e)(f)	1,970,929	1,971,323
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,728,709)		2,728,709
TOTAL INVESTMENTS IN SECURITIES-100.05% (Cost $2,341,079,161)		2,465,750,463
OTHER ASSETS LESS LIABILITIES-(0.05)%		(1,179,610)
NET ASSETS-100.00%		$2,464,570,853

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco MSCI North America Climate ETF (KLMN)—(continued)
August 31, 2026

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$256,548	$40,795,271	$(40,959,778)	$-	$-	$92,041	$31,169
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,327,669	144,418,885	(148,989,168)	-	-	757,386	132,725 *
Invesco Private Prime Fund	15,301,303	271,207,362	(284,536,259)	(1,076)	(7)	1,971,323	371,823 *
Total	$20,885,520	$456,421,518	$(474,485,205)	$(1,076)	$(7)	$2,820,750	$535,717

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco MSCI USA ETF (PBUS)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-9.60%
Alphabet, Inc., Class A	1,032,198	$350,276,391
Alphabet, Inc., Class C	822,363	275,828,774
AppLovin Corp., Class A(b)	40,338	12,587,876
AST SpaceMobile, Inc.(b)(c)	45,986	2,717,773
AT&T, Inc.	1,222,338	31,646,331
Charter Communications, Inc., Class A(b)	19,145	2,918,464
Comcast Corp., Class A	626,758	16,684,298
EchoStar Corp., Class A(b)(c)	22,998	1,987,947
Fox Corp., Class A(c)	35,091	2,363,379
Fox Corp., Class B	23,266	1,401,079
Liberty Media Corp.-Liberty Formula One(b)	37,474	3,745,526
Live Nation Entertainment, Inc.(b)	27,633	4,970,901
Meta Platforms, Inc., Class A	386,324	221,108,678
Netflix, Inc.(b)	732,512	59,370,098
News Corp., Class A	63,623	1,953,862
Omnicom Group, Inc.(c)	50,138	4,388,579
Reddit, Inc., Class A(b)(c)	20,604	3,045,477
Roblox Corp., Class A(b)	106,331	4,390,407
Space Exploration Technologies Corp., Class A(b)(c)	106,556	15,311,032
Take-Two Interactive Software, Inc.(b)	31,029	6,817,071
T-Mobile US, Inc.	85,671	15,458,475
Verizon Communications, Inc.	734,556	36,742,491
Walt Disney Co. (The)	305,484	32,854,804
Warner Bros. Discovery, Inc.(b)	418,998	11,954,013
		1,120,523,726
Consumer Discretionary-9.19%
Airbnb, Inc., Class A(b)	73,521	13,470,518
Amazon.com, Inc.(b)	1,703,133	442,422,859
AutoZone, Inc.(b)	2,872	8,590,841
Best Buy Co., Inc.(c)	35,224	2,823,204
Booking Holdings, Inc.	136,315	27,138,953
Burlington Stores, Inc.(b)	11,073	2,876,322
Carnival Corp. Ltd.	222,875	5,324,484
Carvana Co.(b)	113,446	8,333,743
Chipotle Mexican Grill, Inc.(b)	225,656	8,581,698
D.R. Horton, Inc.	44,898	6,490,455
Darden Restaurants, Inc.	20,149	4,317,125
Deckers Outdoor Corp.(b)(c)	24,432	2,127,539
Dick’s Sporting Goods, Inc.	10,885	1,470,564
DoorDash, Inc., Class A(b)	65,125	15,092,067
eBay, Inc.	66,391	6,875,452
Expedia Group, Inc.	20,142	6,387,431
Flutter Entertainment PLC (Ireland)(b)(c)	24,403	2,444,693
Ford Motor Co.	688,515	9,597,899
Garmin Ltd.	28,838	8,193,164
General Motors Co.	158,619	13,691,992
Genuine Parts Co.	24,211	3,284,706
Hilton Worldwide Holdings, Inc.	40,047	12,666,065
Home Depot, Inc. (The)	175,411	57,504,988
Hyatt Hotels Corp., Class A(c)	6,857	1,144,913
Las Vegas Sands Corp.	49,542	2,170,435
Lennar Corp., Class A	35,180	2,958,990
Lowe’s Cos., Inc.	98,639	20,191,403
Marriott International, Inc., Class A	38,270	13,079,155
	Shares	Value
Consumer Discretionary-(continued)
McDonald’s Corp.	124,991	$32,940,128
MercadoLibre, Inc. (Brazil)(b)	8,027	15,541,877
NIKE, Inc., Class B	211,473	8,260,135
NVR, Inc.(b)	451	2,848,169
O’Reilly Automotive, Inc., Class R(b)	145,786	12,945,797
PulteGroup, Inc.	33,510	4,232,983
Rivian Automotive, Inc., Class A(b)(c)	165,055	2,650,783
Ross Stores, Inc.	55,020	12,574,271
Royal Caribbean Cruises Ltd.(c)	44,821	12,045,196
SharkNinja, Inc.(b)	14,938	2,875,416
Starbucks Corp.	200,494	21,302,487
Tapestry, Inc.	35,543	4,385,651
Tesla, Inc.(b)	503,295	185,187,395
TJX Cos., Inc. (The)	194,337	26,023,668
Tractor Supply Co.	92,260	3,219,874
Ulta Beauty, Inc.(b)	7,563	4,062,087
Williams-Sonoma, Inc.	20,714	4,727,971
Yum! Brands, Inc.	48,487	7,433,542
		1,072,509,088
Consumer Staples-4.42%
Altria Group, Inc.	293,764	20,116,959
Archer-Daniels-Midland Co.	84,785	6,892,173
Bunge Global S.A.	22,185	2,578,119
Casey’s General Stores, Inc.	6,510	4,896,887
Church & Dwight Co., Inc.	41,683	4,159,130
Coca-Cola Co. (The)	681,196	60,401,649
Colgate-Palmolive Co.	133,729	12,011,539
Constellation Brands, Inc., Class A	26,284	3,433,216
Costco Wholesale Corp.	78,016	73,638,522
Dollar General Corp.	38,805	4,918,534
Dollar Tree, Inc.(b)	32,117	4,065,691
Estee Lauder Cos., Inc. (The), Class A	43,502	4,450,255
General Mills, Inc.	93,889	3,868,227
Hershey Co. (The)	26,076	4,594,852
Kenvue, Inc.	337,764	6,376,984
Keurig Dr Pepper, Inc.	239,347	7,625,595
Kimberly-Clark Corp.	58,394	6,303,632
Kraft Heinz Co. (The)	151,235	3,882,202
Kroger Co. (The)	96,998	5,581,265
McCormick & Co., Inc.(c)	44,693	2,423,255
Mondelez International, Inc., Class A	225,817	14,016,461
Monster Beverage Corp.(b)	249,472	11,455,754
PepsiCo, Inc.	240,109	33,696,897
Philip Morris International, Inc.	274,179	51,353,727
Procter & Gamble Co. (The)	409,643	59,447,392
Sysco Corp.	84,121	6,820,531
Target Corp.	79,900	12,854,312
Tyson Foods, Inc., Class A	49,630	2,736,598
Walmart, Inc.	769,984	80,748,222
		515,348,580
Energy-3.57%
Baker Hughes Co., Class A	174,523	11,090,937
Cheniere Energy, Inc.	35,942	10,483,922
Chevron Corp.	324,081	66,806,057
ConocoPhillips	214,320	28,395,257
Devon Energy Corp.	197,832	9,596,830
Diamondback Energy, Inc.	35,879	7,193,022
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2026
	Shares	Value
Energy-(continued)
EOG Resources, Inc.	93,699	$13,582,607
EQT Corp.	107,282	5,812,539
Expand Energy Corp.	42,085	4,131,064
ExxonMobil Holdings Corp.	729,085	117,346,231
Halliburton Co.	146,962	5,415,550
Kinder Morgan, Inc.	332,679	10,725,571
Marathon Petroleum Corp.	51,357	19,172,595
Occidental Petroleum Corp.	131,231	7,897,482
ONEOK, Inc.	110,834	10,641,172
Phillips 66	70,532	17,391,780
SLB Ltd.	263,008	15,806,781
Targa Resources Corp.	36,816	10,811,018
TechnipFMC PLC (United Kingdom)	70,139	5,481,363
Texas Pacific Land Corp.	10,314	3,860,943
Valero Energy Corp.	52,236	18,748,545
Williams Cos., Inc. (The)	215,148	16,146,857
		416,538,123
Financials-12.05%
Affirm Holdings, Inc.(b)(c)	49,194	3,662,493
Aflac, Inc.	80,586	9,335,888
Allstate Corp. (The)	45,285	11,674,473
American Express Co.	93,026	30,714,394
American International Group, Inc.	93,273	7,122,326
Ameriprise Financial, Inc.	15,815	8,747,435
Annaly Capital Management, Inc.(c)	128,909	2,954,594
Aon PLC, Class A	35,693	11,476,013
Apollo Global Management, Inc.	73,529	10,042,591
Arch Capital Group Ltd.(b)	59,927	5,877,041
Ares Management Corp., Class A(c)	37,106	5,312,466
Arthur J. Gallagher & Co.	45,193	11,847,345
Bank of America Corp.	1,141,993	70,735,046
Bank of New York Mellon Corp. (The)	119,361	19,250,542
Berkshire Hathaway, Inc., Class B(b)	248,105	125,052,363
BlackRock, Inc.	25,903	29,933,766
Blackstone, Inc., Class A	130,686	18,719,463
Block, Inc., Class A(b)	90,377	7,412,722
Brown & Brown, Inc.	50,683	3,657,792
Capital One Financial Corp.	102,951	22,084,019
Carlyle Group, Inc. (The)	45,911	2,221,633
Cboe Global Markets, Inc.	18,410	5,526,682
Charles Schwab Corp. (The)	290,648	31,918,963
Chubb Ltd.	61,408	20,792,749
Cincinnati Financial Corp.	27,212	4,623,319
Citigroup, Inc.	300,046	39,492,055
Citizens Financial Group, Inc.	74,393	5,123,446
CME Group, Inc., Class A	63,745	18,199,197
Coinbase Global, Inc., Class A(b)	37,172	6,992,797
Corebridge Financial, Inc.	45,091	1,467,261
Corpay, Inc.(b)	10,923	4,416,169
Everest Group Ltd.	6,961	2,607,939
Fidelity National Financial, Inc.	43,798	2,034,417
Fidelity National Information Services, Inc.	90,928	3,707,135
Fifth Third Bancorp	159,437	8,572,927
First Citizens BancShares, Inc., Class A	1,303	2,820,213
Fiserv, Inc.(b)	93,809	5,000,958
Global Payments, Inc.	40,903	3,724,218
Goldman Sachs Group, Inc. (The)	51,897	53,241,132
Hartford Insurance Group, Inc. (The)	48,225	6,625,151
	Shares	Value
Financials-(continued)
Huntington Bancshares, Inc.	356,609	$5,950,021
Interactive Brokers Group, Inc., Class A	74,450	7,243,241
Intercontinental Exchange, Inc.	99,484	15,987,079
JPMorgan Chase & Co.	467,625	166,483,852
KeyCorp	161,398	3,487,811
KKR & Co., Inc., Class A	110,566	12,131,302
Loews Corp.	29,864	3,233,973
LPL Financial Holdings, Inc.	14,070	5,207,799
M&T Bank Corp.	25,496	5,964,534
Markel Group, Inc.(b)	2,201	3,968,205
Marsh & McLennan Cos., Inc.	84,756	16,086,689
Mastercard, Inc., Class A	142,715	84,103,377
MetLife, Inc.	96,213	9,156,591
Moody’s Corp.	26,119	13,180,692
Morgan Stanley	207,407	44,244,061
MSCI, Inc.	12,487	7,125,582
Nasdaq, Inc.	79,591	7,848,469
Northern Trust Corp.	30,925	5,738,443
PayPal Holdings, Inc.	147,419	7,763,822
Pinnacle Financial Partners, Inc.	26,582	2,657,403
PNC Financial Services Group, Inc. (The)	70,191	16,819,869
Principal Financial Group, Inc.	38,000	4,186,080
Progressive Corp. (The)	102,795	22,417,534
Prudential Financial, Inc.	61,044	7,178,774
Raymond James Financial, Inc.	30,855	5,497,435
Regions Financial Corp.	150,125	4,485,735
Robinhood Markets, Inc., Class A(b)	132,225	13,858,502
Rocket Cos., Inc., Class A(b)(c)	159,559	2,139,686
S&P Global, Inc.	53,331	23,243,783
SoFi Technologies, Inc.(b)(c)	225,657	4,034,747
State Street Corp.	48,688	9,317,909
Synchrony Financial	59,174	4,561,132
T. Rowe Price Group, Inc.(c)	37,693	4,194,477
Toast, Inc., Class A(b)	86,235	2,939,751
TPG, Inc.(b)(d)	38,375	0
Tradeweb Markets, Inc., Class A	20,413	2,198,480
Travelers Cos., Inc. (The)	36,692	13,426,704
Truist Financial Corp.	214,906	10,655,039
U.S. Bancorp	274,033	16,874,952
Visa, Inc., Class A	291,973	110,765,797
W.R. Berkley Corp.(c)	37,657	2,544,107
Wells Fargo & Co.	532,771	46,026,087
Willis Towers Watson PLC	16,615	5,625,008
		1,405,275,667
Health Care-9.39%
Abbott Laboratories	306,416	33,816,070
AbbVie, Inc.	310,811	79,698,157
Agilent Technologies, Inc.	49,685	7,629,629
Alnylam Pharmaceuticals, Inc.(b)	23,487	5,653,086
Amgen, Inc.	94,944	40,814,527
Becton, Dickinson and Co.	48,473	9,118,256
Biogen, Inc.(b)	25,972	5,626,834
Boston Scientific Corp.(b)	261,477	12,629,339
Bristol-Myers Squibb Co.	359,237	24,000,624
Cardinal Health, Inc.	41,201	9,666,579
Cencora, Inc.	32,515	10,521,854
Centene Corp.(b)	86,868	5,589,087
Cigna Group (The)	46,536	12,847,659
Cooper Cos., Inc. (The)(b)	34,309	2,404,718
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2026
	Shares	Value
Health Care-(continued)
CVS Health Corp.	224,459	$21,078,945
Danaher Corp.	112,059	23,931,320
Dexcom, Inc.(b)	67,882	6,181,335
Edwards Lifesciences Corp.(b)	101,294	9,192,430
Elevance Health, Inc.	38,151	14,975,794
Eli Lilly and Co.	140,819	162,889,562
GE HealthCare Technologies, Inc.	80,024	5,700,109
Gilead Sciences, Inc.	218,415	31,962,851
HCA Healthcare, Inc.	27,318	11,321,945
Humana, Inc.	21,121	8,094,201
IDEXX Laboratories, Inc.(b)	13,877	7,725,187
Illumina, Inc.(b)(c)	25,951	5,543,912
Incyte Corp.(b)	29,874	3,681,074
Insmed, Inc.(b)	37,177	4,528,902
Intuitive Surgical, Inc.(b)	62,304	23,479,885
IQVIA Holdings, Inc.(b)	29,361	7,668,800
Johnson & Johnson	423,473	112,580,297
Labcorp Holdings, Inc.	14,425	4,798,620
McKesson Corp.	20,596	18,234,051
Medline, Inc., Class A(b)(c)	65,428	2,291,943
Medtronic PLC	225,183	20,412,839
Merck & Co., Inc.	434,487	64,199,799
Mettler-Toledo International, Inc.(b)	3,555	4,995,273
Natera, Inc.(b)	23,934	7,705,791
Neurocrine Biosciences, Inc.(b)(c)	16,804	2,588,320
Pfizer, Inc.	1,002,635	28,534,992
Quest Diagnostics, Inc.	19,474	4,679,602
Regeneron Pharmaceuticals, Inc.	18,123	14,481,727
ResMed, Inc.	25,374	6,092,297
Revolution Medicines, Inc.(b)	29,920	6,150,654
Roivant Sciences Ltd.(b)	91,736	3,177,735
Royalty Pharma PLC, Class A	72,131	4,429,565
STERIS PLC	17,145	3,988,613
Stryker Corp.	60,696	19,653,365
Thermo Fisher Scientific, Inc.	65,375	40,342,912
United Therapeutics Corp.(b)	6,720	3,429,754
UnitedHealth Group, Inc.	159,759	62,211,752
Veeva Systems, Inc., Class A(b)	25,719	7,347,661
Vertex Pharmaceuticals, Inc.(b)	44,649	24,312,273
Waters Corp.(b)	17,273	7,161,904
West Pharmaceutical Services, Inc.	12,428	4,239,315
Zimmer Biomet Holdings, Inc.(c)	34,034	3,404,761
Zoetis, Inc.	73,750	5,686,125
		1,095,104,611
Industrials-8.58%
3M Co.	91,753	15,765,918
AMETEK, Inc.	40,321	9,482,290
ATI, Inc.(b)	23,407	4,779,709
Automatic Data Processing, Inc.	70,320	20,122,771
Axon Enterprise, Inc.(b)	13,470	7,631,563
Bloom Energy Corp., Class A(b)	47,537	9,806,883
Boeing Co. (The)(b)	131,743	27,373,561
Broadridge Financial Solutions, Inc.	20,346	3,710,703
C.H. Robinson Worldwide, Inc.	20,736	3,103,350
Carpenter Technology Corp.	8,522	4,060,051
Carrier Global Corp.	131,503	7,656,105
Caterpillar, Inc.(c)	81,026	64,615,804
Cintas Corp.	59,834	12,073,903
Comfort Systems USA, Inc.	6,193	9,572,025
	Shares	Value
Industrials-(continued)
Copart, Inc.(b)	150,652	$4,970,009
CSX Corp.	326,880	16,510,709
Cummins, Inc.	24,275	13,700,810
Curtiss-Wright Corp.	6,499	3,785,862
Deere & Co.	42,738	27,989,544
Delta Air Lines, Inc.	28,922	2,255,916
Dover Corp.	23,689	4,601,114
DuPont de Nemours, Inc.	23,752	3,196,782
Eaton Corp. PLC	68,309	27,452,021
EMCOR Group, Inc.	7,818	5,742,634
Emerson Electric Co.	98,532	15,020,218
Equifax, Inc.	20,947	3,962,335
Expeditors International of Washington, Inc.	23,009	4,363,657
Fastenal Co.	201,866	9,954,012
FedEx Corp.	38,497	12,603,918
FedEx Freight Holding Co., Inc.(b)	19,726	2,638,155
Ferguson Enterprises, Inc.	34,117	7,659,608
Fortive Corp.	49,608	2,918,935
FTAI Aviation Ltd.(c)	17,595	3,344,810
GE Vernova, Inc.	47,273	42,476,209
General Dynamics Corp.	40,438	15,016,651
General Electric Co.	182,526	61,275,803
HEICO Corp.(c)	7,531	2,493,891
HEICO Corp., Class A	13,379	3,266,750
Honeywell Aerospace, Inc.(b)	55,755	8,815,423
Honeywell International, Inc.	55,736	11,901,308
Howmet Aerospace, Inc.	70,386	17,241,051
Hubbell, Inc.	9,296	4,211,088
IDEX Corp.	13,021	2,977,121
Illinois Tool Works, Inc.	48,081	13,240,065
Ingersoll Rand, Inc.	68,843	5,304,353
J.B. Hunt Transport Services, Inc.	12,856	3,412,882
Jacobs Solutions, Inc.	20,773	3,096,216
Johnson Controls International PLC	107,330	14,837,299
L3Harris Technologies, Inc.	32,773	8,725,811
Leidos Holdings, Inc.	21,022	2,947,495
Lennox International, Inc.(c)	5,510	2,108,346
Lockheed Martin Corp.	36,504	20,487,140
Masco Corp.	35,489	2,560,886
MasTec, Inc.(b)	10,773	2,583,150
Nordson Corp.	9,312	2,995,857
Norfolk Southern Corp.	39,510	13,543,633
Northrop Grumman Corp.	23,737	12,810,859
nVent Electric PLC	28,450	4,288,838
Old Dominion Freight Line, Inc.	32,927	6,584,083
Otis Worldwide Corp.	67,503	4,801,488
PACCAR, Inc.	92,583	11,492,328
Parker-Hannifin Corp.	22,181	21,724,959
Paychex, Inc.	56,301	7,169,369
Quanta Services, Inc.	26,398	16,025,962
Republic Services, Inc.	35,180	7,771,966
Rocket Lab Corp.(b)	94,708	6,053,735
Rockwell Automation, Inc.	19,575	8,308,217
Rollins, Inc.	50,819	1,833,041
RTX Corp.	236,906	49,212,483
Snap-on, Inc.	9,113	3,520,443
SS&C Technologies Holdings, Inc.	37,071	3,075,781
Sunbelt Rentals Holdings, Inc.	72,062	5,208,641
Textron, Inc.	30,590	2,464,330
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2026
	Shares	Value
Industrials-(continued)
Trane Technologies PLC	38,888	$17,281,827
TransDigm Group, Inc.	9,840	11,529,922
TransUnion(c)	33,917	2,879,892
Uber Technologies, Inc.(b)(c)	313,336	23,703,868
Union Pacific Corp.	104,445	31,403,478
United Airlines Holdings, Inc.(b)	14,275	1,541,557
United Parcel Service, Inc., Class B	131,337	13,689,256
United Rentals, Inc.	11,021	11,439,798
Veralto Corp.	43,205	4,258,717
Verisk Analytics, Inc.	23,049	4,466,435
Vertiv Holdings Co., Class A	64,193	16,608,013
W.W. Grainger, Inc.	7,683	10,060,812
Waste Connections, Inc.	44,697	7,389,308
Waste Management, Inc.	70,644	15,465,384
Watsco, Inc.(c)	6,160	1,908,491
Westinghouse Air Brake Technologies Corp.	29,849	8,534,725
XPO, Inc.(b)	20,138	3,906,571
Xylem, Inc.	41,815	4,604,250
		1,000,962,940
Information Technology-37.60%
Accenture PLC, Class A	107,652	20,428,044
Adobe, Inc.(b)	69,927	20,473,926
Advanced Micro Devices, Inc.(b)	286,852	135,026,973
Amphenol Corp., Class A	216,420	34,313,391
Analog Devices, Inc.	85,687	31,030,690
Apple, Inc.(e)	2,583,772	818,668,158
Applied Materials, Inc.	139,672	64,024,248
Arista Networks, Inc.(b)	188,289	36,846,274
Astera Labs, Inc.(b)	24,123	7,164,049
Atlassian Corp., Class A(b)	28,083	5,452,876
Autodesk, Inc.(b)	37,119	9,596,375
Broadcom, Inc.	795,097	294,456,223
Cadence Design Systems, Inc.(b)	48,521	16,437,944
CDW Corp.	22,474	3,406,609
Ciena Corp.(b)	24,902	9,532,486
Circle Internet Group, Inc.(b)(c)	29,316	2,801,144
Cisco Systems, Inc.	693,370	76,610,451
Cloudflare, Inc., Class A(b)	55,173	16,833,834
Cognizant Technology Solutions Corp., Class A	83,362	5,383,518
Coherent Corp.(b)	32,696	9,083,930
CoreWeave, Inc., Class A(b)	53,694	4,558,084
Corning, Inc.	140,047	20,829,190
Credo Technology Group Holding Ltd.(b)	29,524	6,678,034
CrowdStrike Holdings, Inc., Class A(b)	174,652	40,344,612
Datadog, Inc., Class A(b)	55,288	13,105,468
Dell Technologies, Inc., Class C	52,893	24,119,737
Entegris, Inc.(c)	26,828	3,629,560
Everpure, Inc., Class A(b)	55,552	5,163,558
F5, Inc.(b)	9,925	4,040,765
Fabrinet (Thailand)(b)	6,303	2,602,698
Fair Isaac Corp.(b)(c)	3,978	4,563,601
First Solar, Inc.(b)	17,958	3,625,720
Flex Ltd.(b)	64,455	7,041,709
Fortinet, Inc.(b)	109,553	18,725,894
Gen Digital, Inc.(c)	92,732	2,874,692
Hewlett Packard Enterprise Co.	232,951	12,169,361
HP, Inc.	160,881	4,829,648
	Shares	Value
Information Technology-(continued)
Intel Corp.(b)	773,644	$69,248,874
International Business Machines Corp.	165,343	38,668,767
Intuit, Inc.	48,120	17,289,516
IREN Ltd. (Australia)(b)(c)	61,298	2,275,075
Jabil, Inc.	18,434	5,627,163
Keysight Technologies, Inc.(b)	30,064	9,701,653
KLA Corp.	229,797	40,317,884
Lam Research Corp.	219,998	66,327,197
Lumentum Holdings, Inc.(b)	13,686	12,519,405
Marvell Technology, Inc.	150,212	31,793,872
Microchip Technology, Inc.	95,525	7,016,311
Micron Technology, Inc.	198,681	190,481,435
Microsoft Corp.	1,241,456	629,778,214
MongoDB, Inc.(b)	13,796	6,254,693
Monolithic Power Systems, Inc.	8,211	10,409,659
Motorola Solutions, Inc.	29,202	14,171,731
NetApp, Inc.	34,521	6,396,396
NVIDIA Corp.	4,044,357	892,913,138
NXP Semiconductors N.V. (Netherlands)	44,414	9,977,161
Okta, Inc.(b)	29,223	5,056,748
ON Semiconductor Corp.(b)	68,465	5,072,572
Oracle Corp.	304,036	45,337,848
Palantir Technologies, Inc., Class A(b)	383,724	71,518,479
Palo Alto Networks, Inc.(b)	143,373	54,787,124
PTC, Inc.(b)	20,320	3,164,637
Qnity Electronics, Inc.	36,827	4,398,249
QUALCOMM, Inc.	185,418	31,610,061
Roper Technologies, Inc.(c)	17,753	7,538,634
Salesforce, Inc.	140,475	36,177,932
Samsara, Inc., Class A(b)(c)	63,068	2,576,328
Sandisk Corp.(b)	26,052	40,815,668
Seagate Technology Holdings PLC	38,807	32,146,943
ServiceNow, Inc.(b)	181,372	26,841,242
Snowflake, Inc., Class A(b)	57,925	19,198,083
Strategy, Inc., Class A(b)	45,925	6,105,270
Super Micro Computer, Inc.(b)(c)	99,572	3,712,044
Synopsys, Inc.(b)	32,000	14,066,880
TE Connectivity PLC (China)	51,350	10,539,588
Teledyne Technologies, Inc.(b)	8,150	4,995,543
Teradyne, Inc.	27,539	9,633,968
Texas Instruments, Inc.	160,102	41,772,213
Twilio, Inc., Class A(b)	25,365	5,976,755
VeriSign, Inc.	14,408	4,153,538
Western Digital Corp.	60,636	27,319,550
Workday, Inc., Class A(b)	35,360	6,981,832
Zoom Communications, Inc., Class A(b)	41,900	4,050,892
Zscaler, Inc.(b)	18,491	3,483,427
		4,386,673,666
Materials-1.85%
Air Products and Chemicals, Inc.	38,194	11,819,515
Amcor PLC	81,335	3,732,463
Amrize Ltd.(b)	87,567	3,826,678
Ball Corp.	44,496	2,801,913
CF Industries Holdings, Inc.	27,026	3,514,191
Coeur Mining, Inc.	181,287	3,767,144
Corteva, Inc.	117,658	9,957,397
CRH PLC	117,549	11,083,695
Dow, Inc.	126,791	3,869,661
Ecolab, Inc.	44,559	12,619,109
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2026
	Shares	Value
Materials-(continued)
Freeport-McMoRan, Inc.	252,893	$19,154,116
International Flavors & Fragrances, Inc.	43,790	3,780,391
International Paper Co.	88,494	3,356,577
Linde PLC	81,380	39,842,020
LyondellBasell Industries N.V., Class A	45,427	2,956,389
Martin Marietta Materials, Inc.	10,563	5,479,028
Newmont Corp.	186,139	23,464,682
Nucor Corp.	39,062	9,751,438
Packaging Corp. of America	15,674	3,666,776
PPG Industries, Inc.	39,212	4,398,410
Reliance, Inc.	8,980	3,448,769
Sherwin-Williams Co. (The)	40,134	13,597,800
Smurfit WestRock PLC	92,263	4,327,135
Steel Dynamics, Inc.	24,101	5,606,375
Vulcan Materials Co.	22,826	6,153,433
		215,975,105
Real Estate-1.71%
American Tower Corp.	81,959	14,400,196
CBRE Group, Inc., Class A(b)	51,512	7,510,965
Crown Castle, Inc.	76,780	5,846,029
Digital Realty Trust, Inc.	65,085	12,079,125
Equinix, Inc.	17,350	18,160,592
Essex Property Trust, Inc.	11,305	3,198,863
Extra Space Storage, Inc.(c)	37,165	5,243,982
Invitation Homes, Inc.	94,052	2,740,675
Iron Mountain, Inc.	52,340	6,037,419
Kimco Realty Corp.	118,637	2,812,883
Mid-America Apartment Communities, Inc.	20,474	2,638,075
Prologis, Inc.	164,015	22,948,979
Public Storage(c)	29,502	9,056,819
Realty Income Corp.	164,042	10,052,494
Regency Centers Corp.	28,989	2,167,508
SBA Communications Corp., Class A	18,658	3,538,676
Simon Property Group, Inc.	57,047	12,112,219
Sun Communities, Inc.(c)	21,679	2,632,264
Ventas, Inc.	85,526	7,797,405
VICI Properties, Inc.	192,251	4,931,238
Vivmark Residential	125,913	8,201,973
W.P. Carey, Inc.(c)	39,184	2,741,313
Welltower, Inc.	124,183	29,336,992
Weyerhaeuser Co.	126,844	2,964,344
		199,151,028
Utilities-1.95%
Alliant Energy Corp.	45,436	3,088,739
Ameren Corp.	48,686	5,161,203
American Electric Power Co., Inc.	95,718	11,718,755
American Water Works Co., Inc.	34,353	4,748,615
Atmos Energy Corp.	29,364	4,878,241
CenterPoint Energy, Inc.	115,080	4,557,168
CMS Energy Corp.	54,345	3,698,721
	Shares	Value
Utilities-(continued)
Consolidated Edison, Inc.	64,831	$6,938,214
Constellation Energy Corp.	54,968	15,103,557
Dominion Energy, Inc.	154,722	10,213,199
DTE Energy Co.	36,596	4,963,516
Duke Energy Corp.	137,145	16,445,057
Edison International	67,692	3,654,014
Entergy Corp.	82,083	8,726,244
Evergy, Inc.	40,551	3,285,442
Eversource Energy	66,159	4,640,392
Exelon Corp.	180,001	7,869,644
FirstEnergy Corp.	96,669	4,433,240
NextEra Energy, Inc.	366,896	30,210,217
NiSource, Inc.	84,342	3,451,275
NRG Energy, Inc.	35,261	3,882,941
PG&E Corp.	387,411	5,140,944
PPL Corp.	132,352	4,517,174
Public Service Enterprise Group, Inc.	87,664	6,428,401
Sempra	114,999	9,395,418
Southern Co. (The)	198,313	17,451,544
Vistra Corp.	59,316	8,148,239
WEC Energy Group, Inc.(c)	57,301	6,083,647
Xcel Energy, Inc.	109,820	8,312,276
		227,146,037
Total Common Stocks & Other Equity Interests (Cost $9,527,023,117)		11,655,208,571
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(f)(g) (Cost $6,108,915)	6,108,915	6,108,915
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $9,533,132,032)		11,661,317,486
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.43%
Invesco Private Government Fund, 3.73%(f)(g)(h)	80,114,450	80,114,450
Invesco Private Prime Fund, 3.82%(f)(g)(h)	86,429,302	86,446,588
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $166,561,038)		166,561,038
TOTAL INVESTMENTS IN SECURITIES-101.39% (Cost $9,699,693,070)		11,827,878,524
OTHER ASSETS LESS LIABILITIES-(1.39)%		(162,109,154)
NET ASSETS-100.00%		$11,665,769,370
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2J.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$855,914	$152,456,295	$(147,203,294)	$-	$-	$6,108,915	$193,005
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,652,252	814,234,839	(763,772,641)	-	-	80,114,450	1,346,591 *
Invesco Private Prime Fund	77,034,119	1,329,001,908	(1,319,581,282)	(3,467)	(4,690)	86,446,588	3,555,763 *
Total	$107,542,285	$2,295,693,042	$(2,230,557,217)	$(3,467)	$(4,690)	$172,669,953	$5,095,359

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 1000 Equal Weight ETF (EQAL)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-7.28%
Alphabet, Inc., Class A	1,367	$463,891
AppLovin Corp., Class A(b)	1,041	324,854
AST SpaceMobile, Inc.(b)(c)	39,257	2,320,089
AT&T, Inc.(d)	149,358	3,866,879
Charter Communications, Inc., Class A(b)(c)	51,036	7,779,928
Comcast Corp., Class A(d)	147,658	3,930,656
EchoStar Corp., Class A(b)(c)	29,967	2,590,347
Fox Corp., Class A(c)	9,459	637,064
Globalstar, Inc.(b)(c)	41,879	3,415,232
Iridium Communications, Inc.	74,401	3,495,359
Liberty Global Ltd., Class A (Belgium)(b)(c)	293,792	3,158,264
Liberty Live Holdings, Inc., Class C(b)(c)	4,886	505,799
Liberty Media Corp.-Liberty Formula One(b)(c)	5,375	537,231
Live Nation Entertainment, Inc.(b)	2,829	508,909
Madison Square Garden Sports Corp., Class A(b)	1,353	520,540
Match Group, Inc.(c)	14,118	573,897
Meta Platforms, Inc., Class A	882	504,804
Millicom International Cellular S.A. (Guatemala)	37,684	3,533,252
Netflix, Inc.(b)	6,305	511,020
New York Times Co. (The), Class A(c)	6,522	438,735
News Corp., Class A	18,688	573,908
Nexstar Media Group, Inc., Class A	2,925	532,730
NIQ Global Intelligence PLC(b)(c)	61,364	1,169,598
Omnicom Group, Inc.(c)	6,358	556,516
People, Inc.(b)(c)	11,765	450,364
Pinterest, Inc., Class A(b)	24,491	531,700
Reddit, Inc., Class A(b)(c)	3,001	443,578
Roblox Corp., Class A(b)	10,107	417,318
Roku, Inc., Class A(b)	24,401	3,829,249
Sirius XM Holdings, Inc.	17,378	489,538
Space Exploration Technologies Corp., Class A(b)(c)	17,495	2,513,857
Spotify Technology S.A. (Sweden)(b)	1,066	579,499
Take-Two Interactive Software, Inc.(b)	2,131	468,181
TKO Group Holdings, Inc.(c)	2,499	456,342
T-Mobile US, Inc.	18,483	3,335,072
Trade Desk, Inc. (The), Class A(b)(c)	26,731	366,749
Verizon Communications, Inc.	73,127	3,657,813
Versant Media Group, Inc.	12,731	523,499
Walt Disney Co. (The)	4,816	517,961
Warner Bros. Discovery, Inc.(b)	18,497	527,719
		61,557,941
Consumer Discretionary-6.52%
ADT, Inc.	53,866	398,070
Airbnb, Inc., Class A(b)	3,483	638,155
Amazon.com, Inc.(b)	2,047	531,749
Amer Sports, Inc. (Finland)(b)(c)	13,831	422,537
Aptiv PLC(b)	7,722	345,637
Aramark	9,072	510,844
AutoNation, Inc.(b)	2,607	524,659
AutoZone, Inc.(b)	159	475,607
Bath & Body Works, Inc.	23,705	456,321
Best Buy Co., Inc.	6,641	532,276
	Shares	Value
Consumer Discretionary-(continued)
Birkenstock Holding PLC (Germany)(b)(c)	10,343	$361,074
Booking Holdings, Inc.	2,827	562,827
BorgWarner, Inc.	6,879	441,357
Boyd Gaming Corp.(c)	5,784	448,781
Bright Horizons Family Solutions, Inc.(b)	7,586	562,730
Brunswick Corp.	4,325	328,268
Burlington Stores, Inc.(b)	1,471	382,107
Caesars Entertainment, Inc.(b)(c)	16,620	493,614
CarMax, Inc.(b)	10,231	627,467
Carnival Corp. Ltd.	16,228	387,687
Carvana Co.(b)	7,723	567,332
Cava Group, Inc.(b)(c)	5,514	362,546
Chewy, Inc., Class A(b)	27,316	650,121
Chipotle Mexican Grill, Inc.(b)	15,241	579,615
Choice Hotels International, Inc.(c)	4,268	441,140
Churchill Downs, Inc.	5,532	483,939
Columbia Sportswear Co.	7,590	435,666
Coupang, Inc. (South Korea)(b)	25,785	414,107
Crocs, Inc.(b)	3,898	469,241
D.R. Horton, Inc.	3,185	460,424
Darden Restaurants, Inc.	2,296	491,941
Deckers Outdoor Corp.(b)	4,590	399,697
Dick’s Sporting Goods, Inc.	2,160	291,816
Dillard’s, Inc., Class A	872	545,846
Domino’s Pizza, Inc.	1,546	528,825
DoorDash, Inc., Class A(b)	3,058	708,661
DraftKings, Inc., Class A(b)(c)	18,442	447,956
Duolingo, Inc.(b)	3,933	583,500
Dutch Bros, Inc., Class A(b)(c)	7,385	360,831
eBay, Inc.	4,498	465,813
Etsy, Inc.(b)	6,666	542,146
Expedia Group, Inc.	2,030	643,754
Five Below, Inc.(b)	2,541	627,220
Floor & Decor Holdings, Inc., Class A(b)(c)	9,690	487,116
Flutter Entertainment PLC (Ireland)(b)(c)	4,779	478,760
Ford Motor Co.	34,777	484,791
GameStop Corp., Class A(b)(c)	22,570	414,837
Gap, Inc. (The)(c)	23,184	517,235
Garmin Ltd.	2,096	595,495
General Motors Co.	6,100	526,552
Gentex Corp.	19,131	427,960
Genuine Parts Co.	4,615	626,117
Grand Canyon Education, Inc.(b)	3,406	504,531
H&R Block, Inc.	13,857	715,714
Hasbro, Inc.	5,812	546,909
Hilton Worldwide Holdings, Inc.	1,394	440,894
Home Depot, Inc. (The)	1,485	486,828
Hyatt Hotels Corp., Class A(c)	2,402	401,062
Las Vegas Sands Corp.	10,085	441,824
Lear Corp.	3,517	439,590
Lennar Corp., Class A	5,612	472,025
Lithia Motors, Inc., Class A	1,657	608,649
LKQ Corp.	19,402	486,990
Lowe’s Cos., Inc.	2,235	457,505
lululemon Athletica, Inc.(b)(c)	4,345	522,530
Macy’s, Inc.	20,323	446,293
Marriott International, Inc., Class A	1,229	420,023
Mattel, Inc.(b)(c)	35,512	530,904
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2026
	Shares	Value
Consumer Discretionary-(continued)
McDonald’s Corp.	1,710	$450,653
MGM Resorts International(b)	10,345	427,869
Mohawk Industries, Inc.(b)	3,232	414,504
Murphy USA, Inc.	853	439,628
NIKE, Inc., Class B	10,987	429,152
Norwegian Cruise Line Holdings Ltd.(b)	24,479	395,091
NVR, Inc.(b)	77	486,273
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	6,264	472,431
On Holding AG, Class A (Switzerland)(b)	12,868	366,738
O’Reilly Automotive, Inc., Class R(b)	5,492	487,690
Penske Automotive Group, Inc.	2,859	619,231
Planet Fitness, Inc., Class A(b)	9,665	498,714
Pool Corp.(c)	2,501	466,487
PulteGroup, Inc.(c)	3,981	502,880
PVH Corp.	6,349	470,842
QuantumScape Corp.(b)(c)	70,356	393,290
Ralph Lauren Corp.	1,201	416,627
Restaurant Brands International, Inc. (Canada)	6,547	509,880
Rivian Automotive, Inc., Class A(b)(c)	29,857	479,503
Ross Stores, Inc.	2,084	476,277
Royal Caribbean Cruises Ltd.	1,611	432,940
Service Corp. International	6,689	546,090
SharkNinja, Inc.(b)(c)	3,638	700,279
Somnigroup International, Inc.	6,556	424,501
Starbucks Corp.	4,865	516,906
Tapestry, Inc.	3,328	410,642
Tesla, Inc.(b)	1,223	450,003
Texas Roadhouse, Inc.	2,797	547,093
Thor Industries, Inc.(c)	6,749	512,924
TJX Cos., Inc. (The)	2,955	395,704
Toll Brothers, Inc.	3,245	465,495
Tractor Supply Co.(c)	16,314	569,359
Travel + Leisure Co.	6,397	439,858
Ulta Beauty, Inc.(b)	1,078	578,994
V.F. Corp.	29,065	390,634
Vail Resorts, Inc.(c)	3,738	511,770
Valvoline, Inc.(b)(c)	12,963	415,594
Viking Holdings Ltd.(b)	5,124	441,381
Wayfair, Inc., Class A(b)	5,952	590,855
Whirlpool Corp.(c)	12,566	513,195
Williams-Sonoma, Inc.	2,196	501,237
Wingstop, Inc.(c)	3,236	354,277
Wyndham Hotels & Resorts, Inc.	5,805	427,596
Wynn Resorts Ltd.	4,748	433,397
YETI Holdings, Inc.(b)	10,280	421,994
Yum! Brands, Inc.	3,153	483,386
		55,094,902
Consumer Staples-8.79%
Albertson’s Cos., Inc., Class A(c)	98,540	1,216,969
Altria Group, Inc.	20,584	1,409,592
Archer-Daniels-Midland Co.	18,540	1,507,117
BJ’s Wholesale Club Holdings, Inc., Class C(b)	5,593	507,005
Brown-Forman Corp., Class B	55,602	1,477,345
Bunge Global S.A.	12,218	1,419,854
Campbell’s Co. (The)(c)	67,187	1,590,988
Casey’s General Stores, Inc.	1,668	1,254,686
Celsius Holdings, Inc.(b)(c)	46,701	1,468,746
	Shares	Value
Consumer Staples-(continued)
Church & Dwight Co., Inc.	14,563	$1,453,096
Clorox Co. (The)(c)	14,933	1,458,655
Coca-Cola Co. (The)	17,744	1,573,361
Coca-Cola Consolidated, Inc.	7,726	1,510,974
Colgate-Palmolive Co.	15,662	1,406,761
Conagra Brands, Inc.	107,740	1,725,995
Constellation Brands, Inc., Class A	10,211	1,333,761
Costco Wholesale Corp.	504	475,721
Darling Ingredients, Inc.(b)	26,355	1,746,546
Dollar General Corp.	4,466	566,066
Dollar Tree, Inc.(b)	4,560	577,250
e.l.f. Beauty, Inc.(b)(c)	7,853	856,370
Estee Lauder Cos., Inc. (The), Class A	5,890	602,547
Freshpet, Inc.(b)(c)	25,468	1,779,195
General Mills, Inc.(c)	42,357	1,745,108
Hershey Co. (The)	8,094	1,426,244
Hormel Foods Corp.(c)	58,314	1,274,161
Ingredion, Inc.(c)	14,351	1,484,754
J.M. Smucker Co. (The)	12,559	1,647,238
JBS N.V., Class A	116,052	1,559,739
Kenvue, Inc.	78,766	1,487,102
Keurig Dr Pepper, Inc.	45,934	1,463,457
Kimberly-Clark Corp.	13,979	1,509,033
Kraft Heinz Co. (The)	61,136	1,569,361
Kroger Co. (The)(c)	22,959	1,321,061
Lamb Weston Holdings, Inc.	32,270	1,759,683
Maplebear, Inc.(b)(c)	11,646	588,356
McCormick & Co., Inc.(c)	30,397	1,648,125
Molson Coors Beverage Co., Class B(c)	36,325	1,444,282
Mondelez International, Inc., Class A	23,310	1,446,852
Monster Beverage Corp.(b)	30,957	1,421,545
PepsiCo, Inc.	10,020	1,406,207
Performance Food Group Co.(b)	13,722	1,360,811
Philip Morris International, Inc.	7,905	1,480,607
Pilgrim’s Pride Corp.(b)(c)	50,026	1,569,816
Post Holdings, Inc.(b)	15,959	1,330,342
Primo Brands Corp.	59,868	1,366,188
Procter & Gamble Co. (The)	9,426	1,367,901
Reynolds Consumer Products, Inc.	60,789	1,407,265
Seaboard Corp.(c)	294	1,149,614
Smithfield Foods, Inc.	56,713	1,242,582
Sprouts Farmers Market, Inc.(b)(c)	17,812	1,461,296
Sysco Corp.	17,956	1,455,872
Target Corp.	3,799	611,183
Tyson Foods, Inc., Class A	25,241	1,391,789
US Foods Holding Corp.(b)	15,072	1,580,149
Walmart, Inc.	4,106	430,596
		74,326,919
Energy-8.89%
Antero Midstream Corp.	86,328	1,935,474
Antero Resources Corp.(b)	54,463	2,095,736
APA Corp.	54,413	2,347,921
Baker Hughes Co., Class A	30,738	1,953,400
Cheniere Energy, Inc.	7,975	2,326,228
Chevron Corp.	10,397	2,143,238
Chord Energy Corp.	14,538	2,138,685
ConocoPhillips	16,602	2,199,599
Devon Energy Corp.	43,364	2,103,588
Diamondback Energy, Inc.	9,955	1,995,778
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2026
	Shares	Value
Energy-(continued)
DT Midstream, Inc.	13,111	$1,717,803
EOG Resources, Inc.	13,854	2,008,276
EQT Corp.	36,114	1,956,657
Expand Energy Corp.	21,109	2,072,059
ExxonMobil Holdings Corp.	13,118	2,111,342
Halliburton Co.	50,871	1,874,596
HF Sinclair Corp.	27,983	2,843,353
Kinder Morgan, Inc.	58,945	1,900,387
Marathon Petroleum Corp.	7,544	2,816,326
Matador Resources Co.	36,650	2,126,066
NOV, Inc.	95,671	2,036,836
Occidental Petroleum Corp.	34,813	2,095,046
ONEOK, Inc.	21,579	2,071,800
Ovintiv, Inc.	34,427	2,260,133
Permian Resources Corp., Class A	99,453	2,316,260
Phillips 66	11,037	2,721,503
Range Resources Corp.	50,356	2,080,710
SLB Ltd.	36,692	2,205,189
Targa Resources Corp.	7,084	2,080,217
TechnipFMC PLC (United Kingdom)	27,552	2,153,189
Texas Pacific Land Corp.(c)	5,204	1,948,065
Valero Energy Corp.	7,694	2,761,530
Viper Energy, Inc., Class A	42,596	1,907,875
Weatherford International PLC	19,618	1,918,052
Williams Cos., Inc. (The)	25,922	1,945,446
		75,168,363
Financials-10.06%
Affiliated Managers Group, Inc.	1,445	532,035
Affirm Holdings, Inc.(b)(c)	4,936	367,485
Aflac, Inc.(c)	4,410	510,899
AGNC Investment Corp.	49,770	534,032
Allstate Corp. (The)	2,312	596,034
Ally Financial, Inc.	11,264	475,453
American Express Co.	1,026	338,754
American Financial Group, Inc.	3,844	547,962
American International Group, Inc.	6,853	523,295
Ameriprise Financial, Inc.	1,087	601,231
Annaly Capital Management, Inc.	23,134	530,231
Aon PLC, Class A	1,571	505,108
Apollo Global Management, Inc.	3,693	504,390
Arch Capital Group Ltd.(b)	5,550	544,289
Ares Management Corp., Class A(c)	3,992	571,535
Arthur J. Gallagher & Co.	2,393	627,325
Assurant, Inc.	1,960	552,446
Assured Guaranty Ltd.(c)	6,636	495,709
AXIS Capital Holdings Ltd.	4,967	490,640
Bank of America Corp.	9,065	561,486
Bank of New York Mellon Corp. (The)	3,506	565,448
Bank OZK	10,463	513,524
Berkshire Hathaway, Inc., Class B(b)	1,045	526,711
BlackRock, Inc.	486	561,626
Blackstone, Inc., Class A	4,137	592,584
Block, Inc., Class A(b)	4,795	393,286
Blue Owl Capital, Inc.	54,020	661,205
BOK Financial Corp.	3,917	533,025
Brighthouse Financial, Inc.(b)	8,111	430,045
Brookfield Asset Management Ltd., Class A(c)	10,682	550,123
Brown & Brown, Inc.(c)	8,685	626,796
	Shares	Value
Financials-(continued)
Bullish (Cayman Islands)(b)(c)	21,486	$731,169
Capital One Financial Corp.	1,737	372,604
Carlyle Group, Inc. (The)(c)	11,218	542,839
Cboe Global Markets, Inc.	2,016	605,203
Central BanCo., Inc.	18,610	597,474
Charles Schwab Corp. (The)	5,426	595,883
Chime Financial, Inc., Class A(b)(c)	31,270	1,035,350
Chubb Ltd.	1,565	529,909
Cincinnati Financial Corp.	2,986	507,321
Citigroup, Inc.	3,562	468,830
Citizens Financial Group, Inc.	7,677	528,715
CME Group, Inc., Class A	2,033	580,421
CNA Financial Corp.(c)	11,315	549,570
Coinbase Global, Inc., Class A(b)	3,111	585,241
Columbia Banking System, Inc.	17,061	505,688
Commerce Bancshares, Inc.	9,369	540,685
Corebridge Financial, Inc.	17,475	568,637
Corpay, Inc.(b)	990	400,257
Credit Acceptance Corp.(b)(c)	913	547,563
Cullen/Frost Bankers, Inc.	3,519	566,102
East West Bancorp, Inc.	4,026	510,738
Equitable Holdings, Inc.	11,264	564,664
Euronet Worldwide, Inc.(b)	5,205	361,800
Evercore, Inc., Class A	1,401	401,288
Everest Group Ltd.	1,521	569,843
F.N.B. Corp.	28,320	516,274
FactSet Research Systems, Inc.	2,265	710,191
Fidelity National Financial, Inc.	10,944	508,349
Fidelity National Information Services, Inc.	9,045	368,765
Fifth Third Bancorp	9,752	524,365
Figure Technology Solutions, Inc., Class A(b)(c)	18,200	667,758
First American Financial Corp.	7,565	559,205
First Citizens BancShares, Inc., Class A	245	530,278
First Hawaiian, Inc.	18,463	472,837
First Horizon Corp.	20,725	504,032
Fiserv, Inc.(b)	7,158	381,593
Franklin Resources, Inc.	15,400	525,910
Freedom Holding Corp. (Kazakhstan)(b)(c)	3,821	668,713
Galaxy Digital, Inc.(b)(c)	15,515	381,669
Global Payments, Inc.	5,256	478,559
Globe Life, Inc.	2,990	516,283
Goldman Sachs Group, Inc. (The)	468	480,121
Hamilton Lane, Inc., Class A(c)	6,351	691,116
Hanover Insurance Group, Inc. (The)	2,570	581,103
Hartford Insurance Group, Inc. (The)	3,953	543,063
Houlihan Lokey, Inc.	3,629	483,709
Huntington Bancshares, Inc.	30,423	507,608
Interactive Brokers Group, Inc., Class A	5,393	524,685
Intercontinental Exchange, Inc.	3,809	612,106
Invesco Ltd.(e)	17,804	583,615
Jack Henry & Associates, Inc.	2,809	471,659
Jefferies Financial Group, Inc.	8,284	436,070
JPMorgan Chase & Co.	1,539	547,915
KeyCorp	22,682	490,158
Kinsale Capital Group, Inc.(c)	1,658	619,926
KKR & Co., Inc., Class A	5,279	579,212
Lazard, Inc.(c)	11,863	512,837
Lincoln National Corp.	13,712	583,994
Loews Corp.	4,764	515,894
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2026
	Shares	Value
Financials-(continued)
LPL Financial Holdings, Inc.	1,684	$623,307
M&T Bank Corp.	2,269	530,810
Markel Group, Inc.(b)	275	495,800
MarketAxess Holdings, Inc.	4,278	695,731
Marsh & McLennan Cos., Inc.	3,124	592,935
Mastercard, Inc., Class A	706	416,053
MetLife, Inc.	5,973	568,450
MGIC Investment Corp.	19,526	598,472
Moody’s Corp.	1,124	567,215
Morgan Stanley	2,278	485,943
Morningstar, Inc.	3,123	683,750
MSCI, Inc.	863	492,462
Nasdaq, Inc.	6,154	606,846
Northern Trust Corp.	2,927	543,134
NU Holdings Ltd., Class A (Brazil)(b)	39,770	578,653
Old Republic International Corp.	13,236	552,338
OneMain Holdings, Inc.(c)	8,897	555,707
PayPal Holdings, Inc.	8,295	436,856
Pinnacle Financial Partners, Inc.	5,366	536,439
PNC Financial Services Group, Inc. (The)	2,200	527,186
Popular, Inc.	3,230	543,254
Primerica, Inc.	1,820	523,523
Principal Financial Group, Inc.	4,648	512,024
Progressive Corp. (The)	2,511	547,599
Prosperity Bancshares, Inc.	7,242	518,238
Prudential Financial, Inc.	4,793	563,657
Raymond James Financial, Inc.	3,230	575,489
Regions Financial Corp.	17,889	534,523
Reinsurance Group of America, Inc.	2,418	594,925
RenaissanceRe Holdings Ltd. (Bermuda)	1,692	554,367
Rithm Capital Corp.(c)	55,722	558,892
RLI Corp.	9,721	616,992
Robinhood Markets, Inc., Class A(b)	4,874	510,844
Rocket Cos., Inc., Class A(b)(c)	38,776	519,986
Ryan Specialty Holdings, Inc., Class A(c)	14,528	612,791
S&P Global, Inc.	1,225	533,904
SEI Investments Co.	5,631	624,928
Shift4 Payments, Inc., Class A(b)(c)	8,911	376,757
SLM Corp.	22,333	579,988
SoFi Technologies, Inc.(b)(c)	29,426	526,137
SouthState Bank Corp.	5,351	561,266
Starwood Property Trust, Inc.	30,773	483,136
State Street Corp.	3,022	578,350
Stifel Financial Corp.	6,982	564,006
Synchrony Financial	4,714	363,355
T. Rowe Price Group, Inc.	4,745	528,024
TFS Financial Corp.(c)	31,508	550,445
Toast, Inc., Class A(b)(c)	20,593	702,015
TPG, Inc.	12,047	651,984
TPG, Inc.(b)(f)	8,742	0
Tradeweb Markets, Inc., Class A	5,086	547,762
Travelers Cos., Inc. (The)	1,675	612,933
Truist Financial Corp.	10,640	527,531
U.S. Bancorp	8,852	545,106
Unum Group	5,594	521,473
UWM Holdings Corp.(c)	224,831	326,005
Virtu Financial, Inc., Class A	8,447	554,461
Visa, Inc., Class A	1,058	401,373
Voya Financial, Inc.	5,661	573,573
W.R. Berkley Corp.	7,531	508,794
	Shares	Value
Financials-(continued)
Wells Fargo & Co.	6,116	$528,361
Western Alliance Bancorporation	6,538	510,814
Western Union Co. (The)	48,685	348,585
WEX, Inc.(b)(c)	2,751	524,286
White Mountains Insurance Group Ltd.(c)	257	540,217
Willis Towers Watson PLC	1,975	668,636
Wintrust Financial Corp.	3,329	500,548
XP, Inc., Class A (Brazil)	33,243	606,020
Zions Bancorporation N.A.	7,749	516,781
		85,074,823
Health Care-11.07%
Abbott Laboratories	8,426	929,893
AbbVie, Inc.	3,370	864,135
Agilent Technologies, Inc.	6,028	925,660
Align Technology, Inc.(b)	4,302	687,417
Alnylam Pharmaceuticals, Inc.(b)	2,621	630,848
Amgen, Inc.	2,193	942,727
Arrowhead Pharmaceuticals, Inc.(b)	9,246	761,778
Ascendis Pharma A/S (Denmark)(b)	3,245	853,565
Avantor, Inc.(b)	78,854	1,146,537
Axsome Therapeutics, Inc.(b)	2,960	587,619
Baxter International, Inc.	38,468	1,000,168
Becton, Dickinson and Co.	5,270	991,340
Biogen, Inc.(b)	3,776	818,070
BioMarin Pharmaceutical, Inc.(b)	13,560	884,519
Bio-Rad Laboratories, Inc., Class A(b)	2,632	1,016,268
Bio-Techne Corp.	13,546	979,511
Boston Scientific Corp.(b)	16,673	805,306
BridgeBio Pharma, Inc.(b)	11,065	847,468
Bristol-Myers Squibb Co.	13,496	901,668
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)(f)	7,730	0
Bruker Corp.(c)	13,633	790,850
Cardinal Health, Inc.	6,267	1,470,364
Caris Life Sciences, Inc.(b)(c)	41,716	1,063,341
Cencora, Inc.	5,099	1,650,036
Centene Corp.(b)	12,304	791,639
Charles River Laboratories International, Inc.(b)	4,086	1,177,749
Chemed Corp.	1,710	886,994
Cigna Group (The)	2,620	723,330
Cooper Cos., Inc. (The)(b)	11,474	804,213
Corcept Therapeutics, Inc.(b)	9,121	1,033,865
CVS Health Corp.	14,313	1,344,134
Danaher Corp.	4,218	900,796
DaVita, Inc.(b)	3,539	622,899
Dexcom, Inc.(b)	10,480	954,309
Doximity, Inc., Class A(b)	36,501	974,942
Edwards Lifesciences Corp.(b)	8,617	781,993
Elanco Animal Health, Inc.(b)	31,903	763,120
Elevance Health, Inc.	1,906	748,181
Eli Lilly and Co.	669	773,852
Encompass Health Corp.	7,622	916,241
Ensign Group, Inc. (The)	4,810	828,571
Envista Holdings Corp.(b)(c)	30,018	814,689
Exelixis, Inc.(b)	14,232	777,636
GE HealthCare Technologies, Inc.	12,248	872,425
Gilead Sciences, Inc.	5,979	874,967
Globus Medical, Inc., Class A(b)	9,939	808,736
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2026
	Shares	Value
Health Care-(continued)
Guardant Health, Inc.(b)	5,773	$918,022
Halozyme Therapeutics, Inc.(b)(c)	10,878	1,158,398
HCA Healthcare, Inc.	1,921	796,158
Henry Schein, Inc.(b)	9,333	838,103
Humana, Inc.	2,048	784,855
IDEXX Laboratories, Inc.(b)	1,364	759,325
Illumina, Inc.(b)(c)	4,683	1,000,429
Incyte Corp.(b)	7,531	927,970
Insmed, Inc.(b)	7,582	923,639
Insulet Corp.(b)	5,195	772,289
Intuitive Surgical, Inc.(b)	1,865	702,844
Ionis Pharmaceuticals, Inc.(b)	9,964	601,427
IQVIA Holdings, Inc.(b)	4,371	1,141,661
Jazz Pharmaceuticals PLC(b)(c)	3,288	824,236
Johnson & Johnson	3,188	847,530
Labcorp Holdings, Inc.	2,873	955,732
Madrigal Pharmaceuticals, Inc.(b)(c)	1,484	801,405
McKesson Corp.	1,818	1,609,512
Medline, Inc., Class A(b)(c)	20,490	717,765
Medpace Holdings, Inc.(b)	1,638	972,956
Medtronic PLC	9,550	865,708
Merck & Co., Inc.	6,494	959,553
Mettler-Toledo International, Inc.(b)	313	439,809
Moderna, Inc.(b)	12,027	1,687,869
Molina Healthcare, Inc.(b)	3,815	758,308
Natera, Inc.(b)	3,293	1,060,214
Neurocrine Biosciences, Inc.(b)	4,689	722,247
Organon & Co.	55,891	769,060
Penumbra, Inc.(b)	2,371	766,070
Pfizer, Inc.	28,776	818,965
Qiagen N.V.	20,400	883,116
Quest Diagnostics, Inc.	3,787	910,016
Regeneron Pharmaceuticals, Inc.	1,226	979,672
Repligen Corp.(b)(c)	5,590	1,011,678
ResMed, Inc.	4,005	961,601
Revolution Medicines, Inc.(b)	4,727	971,729
Revvity, Inc.(c)	7,629	981,623
Roivant Sciences Ltd.(b)	23,911	828,277
Royalty Pharma PLC, Class A	13,897	853,415
Solventum Corp.(b)	10,009	911,420
Sotera Health Co.(b)	48,250	911,925
STERIS PLC	3,744	871,004
Stryker Corp.	2,476	801,729
Summit Therapeutics, Inc.(b)(c)	53,068	722,786
Teleflex, Inc.(c)	5,997	851,874
Tempus AI, Inc., Class A(b)(c)	15,303	964,854
Tenet Healthcare Corp.(b)	4,179	1,111,238
Thermo Fisher Scientific, Inc.	1,622	1,000,936
United Therapeutics Corp.(b)(c)	1,352	690,034
UnitedHealth Group, Inc.	1,865	726,250
Universal Health Services, Inc., Class B	5,283	899,853
Veeva Systems, Inc., Class A(b)	4,817	1,376,169
Vertex Pharmaceuticals, Inc.(b)	1,625	884,845
Viatris, Inc.	47,435	783,152
Viking Therapeutics, Inc.(b)(c)	24,610	806,716
Waters Corp.(b)	2,091	866,991
West Pharmaceutical Services, Inc.	2,305	786,259
	Shares	Value
Health Care-(continued)
Zimmer Biomet Holdings, Inc.	8,561	$856,442
Zoetis, Inc.	9,663	745,017
		93,577,049
Industrials-10.06%
3M Co.	2,193	376,823
A.O. Smith Corp.(c)	6,032	356,672
AAON, Inc.	2,619	198,965
Acuity, Inc.	1,142	378,904
Advanced Drainage Systems, Inc.	2,512	340,954
AECOM	5,028	339,038
AeroVironment, Inc.(b)(c)	2,091	310,200
AGCO Corp.	3,120	369,127
Alaska Air Group, Inc.(b)(c)	10,056	415,614
Allegion PLC	2,682	416,380
Allison Transmission Holdings, Inc.	2,934	368,833
Amentum Holdings, Inc.(b)	16,234	324,518
American Airlines Group, Inc.(b)(c)	31,484	422,830
AMETEK, Inc.	1,512	355,577
API Group Corp.(b)	8,348	327,659
Applied Industrial Technologies, Inc.	1,059	343,095
Armstrong World Industries, Inc.	2,268	391,411
ATI, Inc.(b)	1,772	361,842
Automatic Data Processing, Inc.	1,597	456,998
Avis Budget Group, Inc.(b)(c)	2,685	396,011
Axon Enterprise, Inc.(b)	837	474,211
Bloom Energy Corp., Class A(b)	1,223	252,305
Boeing Co. (The)(b)	1,549	321,851
Booz Allen Hamilton Holding Corp.	4,911	371,517
Broadridge Financial Solutions, Inc.	3,674	670,064
Builders FirstSource, Inc.(b)(c)	4,582	304,245
BWX Technologies, Inc.	1,718	261,634
C.H. Robinson Worldwide, Inc.	1,882	281,660
CACI International, Inc., Class A(b)	1,009	628,617
Carlisle Cos., Inc.	1,022	354,205
Carpenter Technology Corp.	3,292	1,568,375
Carrier Global Corp.	5,023	292,439
Caterpillar, Inc.(c)	368	293,469
Cintas Corp.(c)	2,060	415,687
Clean Harbors, Inc.(b)	5,714	1,801,338
CNH Industrial N.V.(c)	33,953	401,664
Comfort Systems USA, Inc.	181	279,757
Copart, Inc.(b)	16,448	542,620
Core & Main, Inc., Class A(b)(c)	7,521	323,102
Crane Co.	1,669	342,262
CSX Corp.	7,661	386,957
Cummins, Inc.	487	274,863
Curtiss-Wright Corp.	451	262,721
Deere & Co.	593	388,362
Delta Air Lines, Inc.(c)	5,905	460,590
Donaldson Co., Inc.	4,087	371,467
Dover Corp.	1,582	307,272
DuPont de Nemours, Inc.	2,424	326,246
Dycom Industries, Inc.(b)	754	219,572
Eaton Corp. PLC	856	344,009
EMCOR Group, Inc.	424	311,445
Emerson Electric Co.	2,341	356,862
Equifax, Inc.	2,254	426,367
ESAB Corp.	3,516	265,036
Everus Construction Group, Inc.(b)(c)	2,263	260,539
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2026
	Shares	Value
Industrials-(continued)
ExlService Holdings, Inc.(b)	12,532	$477,219
Expeditors International of Washington, Inc.	2,174	412,299
Fastenal Co.	42,181	2,079,945
FedEx Corp.	1,072	350,973
FedEx Freight Holding Co., Inc.(b)	2,157	288,477
Ferguson Enterprises, Inc.	1,522	341,704
Flowserve Corp.	4,422	349,736
Forgent Power Solutions, Inc.(b)	5,636	172,123
Fortive Corp.	5,750	338,330
Fortune Brands Innovations, Inc.	8,603	381,371
FTAI Aviation Ltd.(c)	1,257	238,956
FTI Consulting, Inc.(b)(c)	2,317	348,871
Gates Industrial Corp Ltd.(b)	12,758	326,350
GE Vernova, Inc.	336	301,906
Generac Holdings, Inc.(b)	1,299	240,809
General Dynamics Corp.	964	357,981
General Electric Co.	980	328,996
Genpact Ltd.	11,519	437,492
GFL Environmental, Inc.(c)	46,877	1,982,428
Graco, Inc.	4,635	358,888
GXO Logistics, Inc.(b)(c)	7,260	346,520
Hayward Holdings, Inc.(b)(c)	23,939	336,343
HEICO Corp.(c)	1,036	343,071
Hexcel Corp.	18,961	1,757,116
Honeywell Aerospace, Inc.(b)	753	119,057
Honeywell International, Inc.	780	166,553
Howmet Aerospace, Inc.	1,231	301,533
Hubbell, Inc.	684	309,852
Huntington Ingalls Industries, Inc.	1,175	342,160
IDEX Corp.	1,562	357,136
IES Holdings, Inc.(b)	1,020	309,060
Illinois Tool Works, Inc.	1,329	365,967
Ingersoll Rand, Inc.	4,528	348,882
ITT, Inc.	1,825	365,529
J.B. Hunt Transport Services, Inc.	1,304	346,173
Jacobs Solutions, Inc.	2,840	423,302
Johnson Controls International PLC	2,428	335,647
Karman Holdings, Inc.(b)(c)	6,708	278,047
KBR, Inc.	14,705	551,437
Kirby Corp.(b)	2,485	352,522
Knight-Swift Transportation Holdings, Inc.	4,784	327,752
Kratos Defense & Security Solutions, Inc.(b)	6,214	316,790
L3Harris Technologies, Inc.	1,115	296,869
Landstar System, Inc.	1,677	302,917
Leidos Holdings, Inc.	4,626	648,611
Lennox International, Inc.(c)	675	258,282
Leonardo DRS, Inc.	7,497	284,886
Lincoln Electric Holdings, Inc.	1,292	363,349
Loar Holdings, Inc.(b)(c)	5,136	360,496
Lockheed Martin Corp.	654	367,044
Louisiana-Pacific Corp.	4,633	326,673
Lyft, Inc., Class A(b)(c)	34,308	579,805
Masco Corp.(c)	4,809	347,017
MasTec, Inc.(b)	934	223,955
Middleby Corp. (The)(b)	2,120	234,981
Midera Food Processing, Inc.(b)	2,120	99,386
Mobility Global, Inc.	1,221	24,786
Modine Manufacturing Co.(b)	1,228	219,112
MSA Safety, Inc.	2,180	407,159
MSC Industrial Direct Co., Inc., Class A	3,026	359,731
	Shares	Value
Industrials-(continued)
Mueller Industries, Inc.	27,382	$1,708,911
Nextpower, Inc., Class A(b)	14,963	1,227,415
Nordson Corp.	1,202	386,707
Norfolk Southern Corp.	1,161	397,979
Northrop Grumman Corp.	633	341,630
nVent Electric PLC	2,045	308,284
Old Dominion Freight Line, Inc.	1,600	319,936
Oshkosh Corp.	2,537	390,977
Otis Worldwide Corp.	4,803	341,637
Owens Corning	2,819	389,445
PACCAR, Inc.	2,971	368,790
Parker-Hannifin Corp.	372	364,352
Parsons Corp.(b)	9,093	442,284
Paychex, Inc.	3,573	454,986
Paycom Software, Inc.	4,084	976,484
Paylocity Holding Corp.(b)	3,470	555,963
Pentair PLC	4,760	287,790
Planet Labs PBC(b)(c)	12,366	245,465
Powell Industries, Inc.(c)	1,186	213,160
Primoris Services Corp.(c)	3,432	247,482
Quanta Services, Inc.	489	296,867
QXO, Inc.(b)(c)	30,858	409,794
RB Global, Inc. (Canada)(c)	4,522	382,471
RBC Bearings, Inc.(b)(c)	3,025	1,495,136
Regal Rexnord Corp.	1,577	249,876
Republic Services, Inc.	7,917	1,749,024
Robert Half, Inc.	10,824	490,760
Rocket Lab Corp.(b)	3,234	206,717
Rockwell Automation, Inc.	758	321,718
Rollins, Inc.	10,754	387,897
RTX Corp.	1,811	376,199
Ryder System, Inc.	1,309	319,998
Saia, Inc.(b)	816	289,786
Schneider National, Inc., Class B	9,879	340,924
Science Applications International Corp.	4,669	598,659
Sensata Technologies Holding PLC	7,060	289,672
Simpson Manufacturing Co., Inc.	1,818	331,985
SiteOne Landscape Supply, Inc.(b)(c)	4,597	452,942
Snap-on, Inc.	918	354,633
Solv Energy, Inc., Class A(b)(c)	53,154	1,356,490
Southwest Airlines Co.	10,406	400,943
SPX Technologies, Inc.(b)	1,486	292,371
SS&C Technologies Holdings, Inc.	7,518	623,768
StandardAero, Inc.(b)(c)	12,850	314,697
Stanley Black & Decker, Inc.	4,235	408,127
Sterling Infrastructure, Inc.(b)	418	196,489
Sunbelt Rentals Holdings, Inc.(c)	4,284	309,648
Tetra Tech, Inc.	12,410	448,497
Textron, Inc.	3,767	303,470
Timken Co. (The)	13,592	1,637,156
Toro Co. (The)	3,842	375,786
Trane Technologies PLC	736	327,078
TransDigm Group, Inc.	266	311,683
TransUnion	5,419	460,127
Trex Co., Inc.(b)	7,681	350,100
Uber Technologies, Inc.(b)(c)	6,844	517,749
U-Haul Holding Co., Series N(c)	8,980	535,837
UL Solutions, Inc., Class A	3,711	276,544
Union Pacific Corp.	1,349	405,604
United Airlines Holdings, Inc.(b)	4,194	452,910
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2026
	Shares	Value
Industrials-(continued)
United Parcel Service, Inc., Class B	3,320	$346,044
United Rentals, Inc.	336	348,768
Valmont Industries, Inc.	617	289,780
Veralto Corp.	4,220	415,965
Verisk Analytics, Inc.	1,994	386,397
Vertiv Holdings Co., Class A	1,572	406,708
Vicor Corp.(b)	1,074	201,568
W.W. Grainger, Inc.	267	349,634
Waste Management, Inc.	7,567	1,656,568
Watsco, Inc.(c)	911	282,246
Watts Water Technologies, Inc., Class A	1,039	380,014
WESCO International, Inc.	994	338,358
Westinghouse Air Brake Technologies Corp.	1,282	366,562
WillScot Holdings Corp.	12,541	259,599
Woodward, Inc.	799	271,516
X-Energy, Inc.(b)(c)	80,598	1,487,033
XPO, Inc.(b)	1,729	335,409
Xylem, Inc.	3,167	348,718
		85,005,839
Information Technology-12.40%
Accenture PLC, Class A	2,238	424,683
Adobe, Inc.(b)	2,543	744,565
Advanced Energy Industries, Inc.	1,415	391,757
Advanced Micro Devices, Inc.(b)	975	458,952
Akamai Technologies, Inc.(b)(c)	3,900	423,618
Allegro MicroSystems, Inc.(b)(c)	9,240	334,950
Amdocs Ltd.(c)	9,072	572,080
Amkor Technology, Inc.	5,766	272,732
Amphenol Corp., Class A	3,098	491,188
Analog Devices, Inc.	1,202	435,292
AppFolio, Inc., Class A(b)(c)	3,383	792,332
Apple, Inc.	1,685	533,892
Applied Digital Corp.(b)(c)	10,945	278,112
Applied Materials, Inc.	845	387,340
Applied Optoelectronics, Inc.(b)(c)	20,032	2,157,246
Arista Networks, Inc.(b)(d)	20,313	3,975,051
Arrow Electronics, Inc.(b)	2,207	451,177
Astera Labs, Inc.(b)	1,328	394,389
Atlassian Corp., Class A(b)	5,946	1,154,535
Aurora Innovation, Inc.(b)(c)	57,695	324,823
Autodesk, Inc.(b)	2,585	668,300
Avnet, Inc.	5,552	497,237
Bentley Systems, Inc., Class B(c)	16,999	624,713
BILL Holdings, Inc.(b)(c)	10,847	533,998
Bitmine Immersion Technologies, Inc.(c)	31,760	804,163
Broadcom, Inc.	1,267	469,221
Cadence Design Systems, Inc.(b)	1,278	432,961
CCC Intelligent Solutions Holdings, Inc.(b)(c)	114,357	853,103
CDW Corp.	3,935	596,467
Ciena Corp.(b)	7,675	2,937,990
Circle Internet Group, Inc.(b)(c)	6,357	607,411
Cirrus Logic, Inc.(b)	3,114	341,014
Cisco Systems, Inc.	28,564	3,156,036
Cloudflare, Inc., Class A(b)	2,199	670,937
Cognex Corp.	5,392	328,696
Cognizant Technology Solutions Corp., Class A	10,211	659,426
Coherent Corp.(b)	1,314	365,069
CoreWeave, Inc., Class A(b)	4,330	367,574
	Shares	Value
Information Technology-(continued)
Corning, Inc.	2,842	$422,691
Credo Technology Group Holding Ltd.(b)	2,004	453,285
CrowdStrike Holdings, Inc., Class A(b)	2,947	680,757
Datadog, Inc., Class A(b)	2,201	521,725
Dell Technologies, Inc., Class C	1,188	541,740
DigitalOcean Holdings, Inc.(b)	2,804	310,375
DocuSign, Inc.(b)	11,805	782,317
Dolby Laboratories, Inc., Class A	9,737	599,410
Dropbox, Inc., Class A(b)(c)	18,881	664,422
Dynatrace, Inc.(b)	12,091	660,048
Elastic N.V.(b)	8,580	836,979
Enphase Energy, Inc.(b)(c)	38,598	1,405,739
Entegris, Inc.	3,171	429,005
EPAM Systems, Inc.(b)	5,684	669,746
Everpure, Inc., Class A(b)	6,910	642,285
F5, Inc.(b)	1,293	526,419
Fabrinet (Thailand)(b)	857	353,881
Fair Isaac Corp.(b)(c)	313	359,077
Figma, Inc., Class A(b)(c)	26,959	741,103
First Solar, Inc.(b)	7,251	1,463,977
Flex Ltd.(b)	3,481	380,299
FormFactor, Inc.(b)	3,559	358,071
Fortinet, Inc.(b)	3,457	590,905
Gartner, Inc.(b)(c)	3,735	739,941
Gen Digital, Inc.(c)	20,846	646,226
GitLab, Inc., Class A(b)(c)	18,979	883,283
GLOBALFOUNDRIES, Inc.	6,183	276,318
GoDaddy, Inc., Class A(b)	6,554	641,506
Guidewire Software, Inc.(b)	4,545	930,589
Hewlett Packard Enterprise Co.	10,348	540,580
HP, Inc.	21,514	645,850
HubSpot, Inc.(b)	2,860	747,490
Ingram Micro Holding Corp.(c)	17,506	493,144
Intel Corp.(b)	4,114	368,244
International Business Machines Corp.(c)	1,898	443,885
Intuit, Inc.	1,867	670,813
IonQ, Inc.(b)(c)	9,114	358,271
IPG Photonics Corp.(b)(c)	4,389	333,915
IREN Ltd. (Australia)(b)(c)	8,577	318,335
Jabil, Inc.	1,327	405,080
Keysight Technologies, Inc.(b)	997	321,732
KLA Corp.	2,091	366,866
Klaviyo, Inc., Class A(b)(c)	37,048	762,448
Kyndryl Holdings, Inc.(b)(c)	43,554	585,801
Lam Research Corp.	1,330	400,982
Lattice Semiconductor Corp.(b)	3,562	410,841
Littelfuse, Inc.	746	307,486
Lumentum Holdings, Inc.(b)	3,853	3,524,570
MACOM Technology Solutions Holdings, Inc.(b)	1,355	357,490
Manhattan Associates, Inc.(b)	3,805	849,238
Marvell Technology, Inc.	1,722	364,479
Microchip Technology, Inc.	5,302	389,432
Micron Technology, Inc.	479	459,232
Microsoft Corp.	1,332	675,710
MKS, Inc.	943	241,634
MongoDB, Inc.(b)	1,493	676,881
Monolithic Power Systems, Inc.	347	439,916
Motorola Solutions, Inc.	8,361	4,057,593
NetApp, Inc.	3,222	597,004
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2026
	Shares	Value
Information Technology-(continued)
Nutanix, Inc., Class A(b)	10,819	$741,859
NVIDIA Corp.	2,434	537,379
Okta, Inc.(b)	4,412	763,453
ON Semiconductor Corp.(b)	4,416	327,181
Onto Innovation, Inc.(b)	1,565	418,184
Oracle Corp.	2,717	405,159
Palantir Technologies, Inc., Class A(b)	3,818	711,599
Palo Alto Networks, Inc.(b)	1,782	680,956
Pegasystems, Inc.	16,498	607,291
Procore Technologies, Inc.(b)	12,606	790,648
PTC, Inc.(b)	4,267	664,543
Qnity Electronics, Inc.	3,184	380,265
Qorvo, Inc.(b)	5,272	506,534
QUALCOMM, Inc.	2,340	398,923
Ralliant Corp.	5,189	320,317
Rambus, Inc.(b)	3,833	332,283
RingCentral, Inc., Class A	14,192	988,047
Roper Technologies, Inc.(c)	1,514	642,905
Rubrik, Inc., Class A(b)	7,261	675,563
Sailpoint, Inc.(b)(c)	38,053	782,370
Salesforce, Inc.	3,218	828,764
Samsara, Inc., Class A(b)	15,777	644,490
Sandisk Corp.(b)	255	399,509
Sanmina Corp.(b)	2,057	404,653
Semtech Corp.(b)	3,320	441,427
SentinelOne, Inc., Class A(b)(c)	33,961	750,538
ServiceNow, Inc.(b)	5,268	779,611
SiTime Corp.(b)	734	415,018
Skyworks Solutions, Inc.(c)	7,188	481,668
Snowflake, Inc., Class A(b)	2,128	705,283
Strategy, Inc., Class A(b)	4,280	568,983
Super Micro Computer, Inc.(b)(c)	18,108	675,066
Synopsys, Inc.(b)	1,081	475,197
TD SYNNEX Corp.	1,756	444,005
Teledyne Technologies, Inc.(b)	567	347,543
Teradyne, Inc.	1,219	426,443
Terawulf, Inc.(b)(c)	17,896	270,766
Texas Instruments, Inc.	1,652	431,023
Trimble, Inc.(b)(c)	7,144	428,211
TTM Technologies, Inc.(b)	2,457	292,186
Twilio, Inc., Class A(b)	2,652	624,891
Tyler Technologies, Inc.(b)(c)	1,732	644,685
Ubiquiti, Inc.	5,957	3,514,749
UiPath, Inc., Class A(b)(c)	49,118	917,033
Unity Software, Inc.(b)	18,962	798,300
Universal Display Corp.(c)	5,903	490,953
VeriSign, Inc.	1,880	541,966
Viavi Solutions, Inc.(b)	68,810	2,497,115
Vontier Corp.	12,023	387,261
Western Digital Corp.	698	314,484
Workday, Inc., Class A(b)	4,147	818,825
Zebra Technologies Corp., Class A(b)	1,501	530,679
Zoom Communications, Inc., Class A(b)	5,704	551,463
Zscaler, Inc.(b)	4,038	760,699
		104,819,037
Materials-8.52%
Air Products and Chemicals, Inc.	6,720	2,079,571
Albemarle Corp.	11,353	1,532,314
Alcoa Corp.	30,635	1,530,218
	Shares	Value
Materials-(continued)
Almonty Industries, Inc. (Canada)(b)(c)	103,072	$1,834,682
Amcor PLC	8,558	392,727
AngloGold Ashanti PLC (Australia)	20,842	2,340,973
AptarGroup, Inc.	2,907	382,619
Aura Minerals, Inc.(c)	28,629	2,392,812
Avery Dennison Corp.	11,862	2,065,293
Axalta Coating Systems Ltd.(b)	10,270	374,033
Ball Corp.	6,048	380,843
Celanese Corp.	36,996	1,682,578
CF Industries Holdings, Inc.	17,881	2,325,066
Cleveland-Cliffs, Inc.(b)	149,405	1,725,628
Coeur Mining, Inc.	108,077	2,245,840
Corteva, Inc.	18,338	1,551,945
CRH PLC	3,192	300,974
Crown Holdings, Inc.	3,422	398,287
Dow, Inc.	10,738	327,724
Eagle Materials, Inc.	1,638	318,198
Eastman Chemical Co.	26,257	1,902,057
Ecolab, Inc.	7,039	1,993,445
Element Solutions, Inc.	41,795	1,485,394
Freeport-McMoRan, Inc.	27,429	2,077,472
Graphic Packaging Holding Co.(c)	32,774	367,069
Hecla Mining Co.	117,950	2,343,666
International Flavors & Fragrances, Inc.	24,896	2,149,272
International Paper Co.	52,335	1,985,067
James Hardie Industries PLC, ADR(b)	14,198	421,823
Linde PLC	3,667	1,795,290
LyondellBasell Industries N.V., Class A	30,643	1,994,246
Martin Marietta Materials, Inc.	590	306,033
Mosaic Co. (The)	84,137	2,029,384
MP Materials Corp.(b)(c)	31,070	1,701,083
NewMarket Corp.	2,476	2,222,705
Newmont Corp.	17,928	2,260,004
Nucor Corp.	7,496	1,871,301
Olin Corp.	82,221	1,430,645
Packaging Corp. of America	1,525	356,759
PPG Industries, Inc.	2,976	333,818
Reliance, Inc.	4,683	1,798,506
Royal Gold, Inc.	8,676	2,268,514
RPM International, Inc.	3,262	339,574
Scotts Miracle-Gro Co. (The)	30,190	1,805,362
Sherwin-Williams Co. (The)	1,113	377,096
Silgan Holdings, Inc.	8,336	346,277
Smurfit WestRock PLC	8,043	377,217
Solstice Advanced Materials, Inc.	22,229	1,409,096
Sonoco Products Co.(c)	6,887	379,818
Southern Copper Corp. (Mexico)(c)	9,999	2,088,491
Steel Dynamics, Inc.	7,014	1,631,597
Vulcan Materials Co.	1,183	318,913
Westlake Corp.	22,697	1,703,864
		72,053,183
Real Estate-8.77%
Agree Realty Corp.	15,946	1,152,098
Alexandria Real Estate Equities, Inc.	23,769	1,219,112
American Healthcare REIT, Inc.(c)	25,177	1,390,022
American Homes 4 Rent, Class A	36,981	1,231,467
American Tower Corp.	6,466	1,136,076
Americold Realty Trust, Inc.(c)	82,814	1,238,069
Brixmor Property Group, Inc.	37,784	1,091,580
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2026
	Shares	Value
Real Estate-(continued)
BXP, Inc.	18,581	$1,263,322
Camden Property Trust	10,765	1,138,937
CBRE Group, Inc., Class A(b)	8,997	1,311,853
CoStar Group, Inc.(b)	38,413	1,231,905
Cousins Properties, Inc.	42,289	1,225,958
Crown Castle, Inc.	13,646	1,039,006
CubeSmart	29,363	1,166,298
Digital Realty Trust, Inc.	6,252	1,160,309
EastGroup Properties, Inc.	5,958	1,188,621
EPR Properties	20,421	1,198,917
Equinix, Inc.	1,076	1,126,271
Equity LifeStyle Properties, Inc.	18,742	1,189,180
Essex Property Trust, Inc.	4,264	1,206,541
Extra Space Storage, Inc.	8,130	1,147,143
Federal Realty Investment Trust	9,775	1,134,193
Fermi, Inc.(b)(c)	135,316	672,521
First Industrial Realty Trust, Inc.	19,382	1,199,358
Gaming and Leisure Properties, Inc.	25,848	1,087,425
Healthcare Realty Trust, Inc.	58,805	1,119,647
Healthpeak Properties, Inc.	60,406	1,257,653
Host Hotels & Resorts, Inc.	47,517	1,042,048
Howard Hughes Holdings, Inc.(b)(c)	17,635	1,130,933
Invitation Homes, Inc.	41,321	1,204,094
Iron Mountain, Inc.	9,326	1,075,754
Janus Living, Inc.	45,856	1,364,216
Jones Lang LaSalle, Inc.(b)	3,925	1,436,040
Kilroy Realty Corp.	32,422	1,176,919
Kimco Realty Corp.	47,746	1,132,058
Lamar Advertising Co., Class A(c)	7,891	1,175,838
Lineage, Inc.(c)	28,344	1,112,502
Medical Properties Trust, Inc.(c)	246,760	979,637
Mid-America Apartment Communities, Inc.	8,790	1,132,591
Millrose Properties, Inc.	41,684	1,268,027
NNN REIT, Inc.	26,079	1,178,771
Omega Healthcare Investors, Inc.	26,361	1,205,225
Prologis, Inc.	8,352	1,168,612
Public Storage	7,505	2,303,960
Rayonier, Inc.(c)	56,774	1,163,867
Realty Income Corp.	19,432	1,190,793
Regency Centers Corp.	15,213	1,137,476
Rexford Industrial Realty, Inc.	36,219	1,341,552
SBA Communications Corp., Class A	6,108	1,158,443
Simon Property Group, Inc.	5,566	1,181,773
STAG Industrial, Inc.(c)	31,567	1,175,871
Sun Communities, Inc.	9,595	1,165,025
UDR, Inc.	31,262	1,155,131
Ventas, Inc.(c)	14,319	1,305,463
VICI Properties, Inc.	42,964	1,102,027
Vivmark Residential	36,326	2,366,276
Vornado Realty Trust	32,141	1,201,431
W.P. Carey, Inc.	16,191	1,132,722
Welltower, Inc.	5,671	1,339,717
Weyerhaeuser Co.	48,086	1,123,770
Zillow Group, Inc., Class C(b)(c)	36,547	1,277,683
		74,129,727
Utilities-7.50%
AES Corp. (The)	111,770	1,647,490
Alliant Energy Corp.	22,505	1,529,890
Ameren Corp.	14,992	1,589,302
	Shares	Value
Utilities-(continued)
American Electric Power Co., Inc.	12,776	$1,564,166
American Water Works Co., Inc.(c)	13,066	1,806,113
Atmos Energy Corp.	9,680	1,608,138
Brookfield Renewable Corp. (Canada)(c)	45,554	1,464,561
CenterPoint Energy, Inc.(c)	38,445	1,522,422
Clearway Energy, Inc., Class C	44,580	1,415,415
CMS Energy Corp.	22,354	1,521,413
Consolidated Edison, Inc.	15,310	1,638,476
Constellation Energy Corp.	6,112	1,679,394
Dominion Energy, Inc.	24,149	1,594,076
DTE Energy Co.	11,135	1,510,240
Duke Energy Corp.	13,245	1,588,208
Edison International	23,034	1,243,375
Entergy Corp.	14,785	1,571,793
Essential Utilities, Inc.	44,440	1,829,595
Evergy, Inc.	19,780	1,602,576
Eversource Energy	23,783	1,668,140
Exelon Corp.	35,843	1,567,056
FirstEnergy Corp.	35,592	1,632,249
IDACORP, Inc.(c)	11,545	1,571,967
MDU Resources Group, Inc.	78,449	1,562,704
National Fuel Gas Co.	21,622	1,795,923
NextEra Energy, Inc.	19,161	1,577,717
NiSource, Inc.	35,050	1,434,246
NRG Energy, Inc.	12,406	1,366,149
OGE Energy Corp.	34,492	1,573,870
Oklo, Inc.(b)(c)	27,761	1,126,264
PG&E Corp.	99,881	1,325,421
Pinnacle West Capital Corp.(c)	16,008	1,563,021
PPL Corp.	46,217	1,577,386
Public Service Enterprise Group, Inc.	20,640	1,513,531
Sempra	18,162	1,483,835
Southern Co. (The)	17,711	1,558,568
Talen Energy Corp.(b)	4,001	1,183,336
UGI Corp.	48,839	1,877,860
Vistra Corp.	10,325	1,418,345
WEC Energy Group, Inc.(c)	14,561	1,545,941
Xcel Energy, Inc.	21,081	1,595,621
		63,445,793
Total Common Stocks & Other Equity Interests (Cost $669,056,098)		844,253,576
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)(g) (Cost $405,848)	405,848	405,848
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $669,461,946)		844,659,424
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.69%
Invesco Private Government Fund, 3.73%(e)(g)(h)	34,266,863	34,266,863
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2026
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(e)(g)(h)	89,919,118	$89,937,102
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $124,199,408)		124,203,965
TOTAL INVESTMENTS IN SECURITIES-114.60% (Cost $793,661,354)		968,863,389
OTHER ASSETS LESS LIABILITIES-(14.60)%		(123,423,092)
NET ASSETS-100.00%		$845,440,297

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2J.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Invesco Ltd.	$614,452	$142,564	$(390,343)	$187,281	$29,661	$583,615	$15,953
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	27,035,482	(26,629,634)	-	-	405,848	21,328
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,769,093	292,313,967	(279,816,197)	-	-	34,266,863	1,153,531 *
Invesco Private Prime Fund	56,997,559	516,676,881	(483,727,966)	301	(9,673)	89,937,102	3,098,714 *
Total	$79,381,104	$836,168,894	$(790,564,140)	$187,582	$19,988	$125,193,428	$4,289,526

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(g)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500 Concentrated QVM ETF (QVMT)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-5.15%
AppLovin Corp., Class A(b)	5,719	$1,784,671
AT&T, Inc.	118,316	3,063,201
Comcast Corp., Class A	64,617	1,720,105
Fox Corp., Class A(c)	3,423	230,539
		6,798,516
Consumer Discretionary-5.42%
Aptiv PLC(b)	3,602	161,226
Best Buy Co., Inc.	3,754	300,883
D.R. Horton, Inc.	4,743	685,648
eBay, Inc.	7,979	826,305
Expedia Group, Inc.	2,139	678,320
General Motors Co.	19,544	1,687,038
Lennar Corp., Class A	4,589	385,981
PulteGroup, Inc.	3,510	443,383
Ralph Lauren Corp.	685	237,626
Ross Stores, Inc.	5,494	1,255,599
Tapestry, Inc.	3,936	485,663
		7,147,672
Consumer Staples-2.56%
Archer-Daniels-Midland Co.	11,060	899,067
Bunge Global S.A.	2,231	259,265
Dollar General Corp.	3,882	492,043
Target Corp.	8,631	1,388,555
Tyson Foods, Inc., Class A	6,169	340,159
		3,379,089
Energy-15.85%
APA Corp.	9,482	409,148
Baker Hughes Co., Class A	18,081	1,149,048
ConocoPhillips	22,294	2,953,732
Devon Energy Corp.	23,835	1,156,236
EQT Corp.	11,477	621,824
Expand Energy Corp.	5,155	506,015
ExxonMobil Holdings Corp.	42,899	6,904,594
Halliburton Co.	17,029	627,519
Marathon Petroleum Corp.	5,292	1,975,609
Phillips 66	8,187	2,018,750
Valero Energy Corp.	7,171	2,573,815
		20,896,290
Financials-13.72%
Allstate Corp. (The)	6,000	1,546,800
Ameriprise Financial, Inc.	1,794	992,279
Arch Capital Group Ltd.(b)	7,262	712,184
Assurant, Inc.	927	261,284
Chubb Ltd.	6,320	2,139,952
Cincinnati Financial Corp.	3,185	541,132
Citizens Financial Group, Inc.	8,441	581,332
Everest Group Ltd.	789	295,599
Franklin Resources, Inc.	5,747	196,260
Globe Life, Inc.	1,414	244,155
Hartford Insurance Group, Inc. (The)	5,803	797,216
KeyCorp	15,854	342,605
Loews Corp.	3,360	363,854
M&T Bank Corp.	2,585	604,735
Principal Financial Group, Inc.	3,582	394,593
	Shares	Value
Financials-(continued)
Progressive Corp. (The)	8,484	$1,850,191
Raymond James Financial, Inc.	2,720	484,623
Regions Financial Corp.	16,293	486,835
Synchrony Financial	7,153	551,353
T. Rowe Price Group, Inc.	4,115	457,917
Travelers Cos., Inc. (The)	4,532	1,658,395
Truist Financial Corp.	20,894	1,035,925
U.S. Bancorp	25,131	1,547,567
		18,086,786
Health Care-5.17%
Biogen, Inc.(b)	2,547	551,808
Cigna Group (The)	4,576	1,263,342
CVS Health Corp.	23,331	2,191,014
Elevance Health, Inc.	3,574	1,402,938
Humana, Inc.	1,620	620,833
Incyte Corp.(b)	2,906	358,077
Solventum Corp.(b)	2,718	247,501
Universal Health Services, Inc., Class B	1,074	182,934
		6,818,447
Industrials-19.68%
C.H. Robinson Worldwide, Inc.	2,400	359,184
Caterpillar, Inc.	7,548	6,019,303
Comfort Systems USA, Inc.	693	1,071,115
Cummins, Inc.	2,509	1,416,080
Delta Air Lines, Inc.	14,030	1,094,340
DuPont de Nemours, Inc.	3,378	454,645
EMCOR Group, Inc.	785	576,614
Expeditors International of Washington, Inc.	2,363	448,143
FedEx Corp.	5,364	1,756,174
Fortive Corp.	5,198	305,850
GE Vernova, Inc.	6,668	5,991,398
General Dynamics Corp.	4,169	1,548,158
Huntington Ingalls Industries, Inc.	818	238,202
J.B. Hunt Transport Services, Inc.	1,426	378,560
Johnson Controls International PLC	11,722	1,620,449
L3Harris Technologies, Inc.	3,399	904,984
Nordson Corp.	918	295,339
Snap-on, Inc.	810	312,911
Stanley Black & Decker, Inc.	2,627	253,164
Textron, Inc.	3,138	252,797
United Airlines Holdings, Inc.(b)	6,120	660,899
		25,958,309
Information Technology-26.84%
Apple, Inc.	22,158	7,020,762
Cisco Systems, Inc.	54,388	6,009,330
Jabil, Inc.	1,949	594,952
KLA Corp.	21,791	3,823,231
Lam Research Corp.	20,080	6,053,919
NetApp, Inc.	3,669	679,829
ON Semiconductor Corp.(b)	7,315	541,969
Sandisk Corp.(b)	3,863	6,052,162
Skyworks Solutions, Inc.(c)	2,617	175,365
Western Digital Corp.	9,872	4,447,830
		35,399,349
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500 Concentrated QVM ETF (QVMT)—(continued)
August 31, 2026
	Shares	Value
Materials-5.06%
CF Industries Holdings, Inc.	3,359	$436,771
Corteva, Inc.	12,005	1,015,983
International Flavors & Fragrances, Inc.	4,467	385,636
Newmont Corp.	30,346	3,825,417
Nucor Corp.	4,030	1,006,049
		6,669,856
Real Estate-0.18%
Host Hotels & Resorts, Inc.	10,705	234,761
Utilities-0.26%
Edison International	6,337	342,071
Total Common Stocks & Other Equity Interests (Cost $124,988,013)		131,731,146
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $11,764)	11,764	11,764
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $124,999,777)		131,742,910
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.23%
Invesco Private Government Fund, 3.73%(d)(e)(f)	83,663	$83,663
Invesco Private Prime Fund, 3.82%(d)(e)(f)	217,199	217,242
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $300,905)		300,905
TOTAL INVESTMENTS IN SECURITIES-100.13% (Cost $125,300,682)		132,043,815
OTHER ASSETS LESS LIABILITIES-(0.13)%		(176,662)
NET ASSETS-100.00%		$131,867,153

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Invesco Ltd.	$259,856	$123,133	$(444,174)	$(83,655)	$144,840	$-	$5,537
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	3,428,433	(3,416,669)	-	-	11,764	1,947
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,149,350	13,731,084	(14,796,771)	-	-	83,663	8,381 *
Invesco Private Prime Fund	2,965,464	17,876,539	(20,624,578)	(91)	(92)	217,242	21,001 *
Total	$4,374,670	$35,159,189	$(39,282,192)	$(83,746)	$144,748	$312,669	$36,866

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500 Concentrated QVM ETF (QVMT)—(continued)
August 31, 2026
(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500® High Beta ETF (SPHB)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.71%
Communication Services-3.42%
Alphabet, Inc., Class C	18,953	$6,357,026
AppLovin Corp., Class A(b)	34,254	10,689,303
EchoStar Corp., Class A(b)(c)	85,933	7,428,048
Meta Platforms, Inc., Class A	11,581	6,628,270
		31,102,647
Consumer Discretionary-9.37%
Amazon.com, Inc.(b)	27,275	7,085,227
Aptiv PLC(b)(c)	147,086	6,583,569
Carnival Corp. Ltd.	362,776	8,666,719
Carvana Co.(b)	146,485	10,760,788
DoorDash, Inc., Class A(b)	32,246	7,472,688
lululemon Athletica, Inc.(b)(c)	54,786	6,588,564
Norwegian Cruise Line Holdings Ltd.(b)(c)	500,376	8,076,069
Ralph Lauren Corp.	16,797	5,826,879
Royal Caribbean Cruises Ltd.	25,985	6,983,209
Tapestry, Inc.	42,450	5,237,906
Tesla, Inc.(b)	32,602	11,995,906
		85,277,524
Consumer Staples-0.86%
Estee Lauder Cos., Inc. (The), Class A	76,539	7,829,940
Financials-12.07%
Ares Management Corp., Class A(c)	55,233	7,907,709
Blackstone, Inc., Class A	42,798	6,130,385
Block, Inc., Class A(b)	115,689	9,488,812
Capital One Financial Corp.	28,875	6,193,976
Citigroup, Inc.	47,584	6,263,006
Coinbase Global, Inc., Class A(b)(c)	98,331	18,498,028
Goldman Sachs Group, Inc. (The)	7,398	7,589,608
Interactive Brokers Group, Inc., Class A	101,161	9,841,954
Invesco Ltd.(d)	258,441	8,471,696
KKR & Co., Inc., Class A	63,164	6,930,354
Morgan Stanley	30,542	6,515,219
Robinhood Markets, Inc., Class A(b)(c)	152,647	15,998,932
		109,829,679
Health Care-4.14%
Align Technology, Inc.(b)	40,437	6,461,428
Charles River Laboratories International, Inc.(b)	21,684	6,250,196
Moderna, Inc.(b)	129,656	18,195,923
Revvity, Inc.(c)	52,655	6,775,119
		37,682,666
Industrials-14.98%
Builders FirstSource, Inc.(b)(c)	102,317	6,793,849
Caterpillar, Inc.	9,546	7,612,648
Comfort Systems USA, Inc.	6,870	10,618,409
Cummins, Inc.	12,440	7,021,136
Delta Air Lines, Inc.	93,006	7,254,468
Eaton Corp. PLC	17,752	7,134,174
EMCOR Group, Inc.	10,718	7,872,800
Emerson Electric Co.	45,070	6,870,471
GE Vernova, Inc.	9,393	8,439,892
Generac Holdings, Inc.(b)	40,169	7,446,529
Ingersoll Rand, Inc.	75,956	5,852,410
Lennox International, Inc.	15,087	5,772,890
	Shares	Value
Industrials-(continued)
Quanta Services, Inc.	11,556	$7,015,532
Rockwell Automation, Inc.	16,318	6,925,849
Southwest Airlines Co.	162,136	6,247,100
Stanley Black & Decker, Inc.	71,710	6,910,693
United Airlines Holdings, Inc.(b)	83,577	9,025,480
Vertiv Holdings Co., Class A	44,206	11,436,976
		136,251,306
Information Technology-48.32%
Advanced Micro Devices, Inc.(b)	31,353	14,758,484
Amphenol Corp., Class A	48,830	7,741,997
Analog Devices, Inc.	19,861	7,192,463
Applied Materials, Inc.	23,725	10,875,303
Arista Networks, Inc.(b)	48,431	9,477,462
Broadcom, Inc.	24,762	9,170,359
Cadence Design Systems, Inc.(b)	24,646	8,349,572
Ciena Corp.(b)	29,396	11,252,789
Coherent Corp.(b)	43,040	11,957,803
Corning, Inc.	75,675	11,255,143
CrowdStrike Holdings, Inc., Class A(b)	31,863	7,360,353
Dell Technologies, Inc., Class C	20,051	9,143,457
First Solar, Inc.(b)	32,434	6,548,425
Flex Ltd.(b)	106,005	11,581,046
Hewlett Packard Enterprise Co.	155,465	8,121,492
Intel Corp.(b)	132,418	11,852,735
Jabil, Inc.	27,119	8,278,346
Keysight Technologies, Inc.(b)	24,840	8,015,868
KLA Corp.	63,938	11,217,922
Lam Research Corp.	47,005	14,171,537
Lumentum Holdings, Inc.(b)	14,920	13,648,219
Marvell Technology, Inc.	66,521	14,079,835
Microchip Technology, Inc.	121,031	8,889,727
Micron Technology, Inc.	17,828	17,092,238
Monolithic Power Systems, Inc.	8,623	10,931,981
NetApp, Inc.	31,000	5,743,990
NVIDIA Corp.	40,482	8,937,616
NXP Semiconductors N.V. (Netherlands)	37,056	8,324,260
ON Semiconductor Corp.(b)	138,933	10,293,546
Oracle Corp.	60,415	9,009,085
Palantir Technologies, Inc., Class A(b)	46,635	8,691,831
QUALCOMM, Inc.	57,376	9,781,460
Sandisk Corp.(b)	15,379	24,094,279
Seagate Technology Holdings PLC	13,275	10,996,744
Skyworks Solutions, Inc.(c)	102,757	6,885,747
Super Micro Computer, Inc.(b)(c)	451,488	16,831,473
Synopsys, Inc.(b)	19,353	8,507,385
TE Connectivity PLC (China)	34,829	7,148,652
Teradyne, Inc.	38,416	13,439,069
Texas Instruments, Inc.	23,867	6,227,139
Western Digital Corp.	31,766	14,312,171
Zebra Technologies Corp., Class A(b)	20,996	7,423,136
		439,612,139
Materials-4.32%
Albemarle Corp.	53,973	7,284,736
CRH PLC	64,256	6,058,698
Freeport-McMoRan, Inc.	153,496	11,625,787
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
August 31, 2026
	Shares	Value
Materials-(continued)
Newmont Corp.	63,055	$7,948,714
Smurfit WestRock PLC	135,947	6,375,914
		39,293,849
Utilities-2.23%
Constellation Energy Corp.	24,191	6,646,961
NRG Energy, Inc.	59,911	6,597,399
Vistra Corp.	51,486	7,072,632
		20,316,992
Total Common Stocks & Other Equity Interests (Cost $914,546,580)		907,196,742
Money Market Funds-0.27%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $2,436,883)	2,436,883	2,436,883
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $916,983,463)		909,633,625
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.09%
Invesco Private Government Fund, 3.73%(d)(e)(f)	12,133,303	$12,133,303
Invesco Private Prime Fund, 3.82%(d)(e)(f)	34,126,257	34,133,082
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,267,304)		46,266,385
TOTAL INVESTMENTS IN SECURITIES-105.07% (Cost $963,250,767)		955,900,010
OTHER ASSETS LESS LIABILITIES-(5.07)%		(46,110,277)
NET ASSETS-100.00%		$909,789,733

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Invesco Ltd.	$4,168,622	$14,983,227	$(13,383,520)	$1,311,200	$1,392,167	$8,471,696	$238,374
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	9,292,523	(6,855,640)	-	-	2,436,883	16,346
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,351,474	248,055,243	(244,273,414)	-	-	12,133,303	326,220 *
Invesco Private Prime Fund	23,478,915	440,810,206	(430,149,807)	(2,029)	(4,203)	34,133,082	863,547 *
Total	$35,999,011	$713,141,199	$(694,662,381)	$1,309,171	$1,387,964	$57,174,964	$1,444,487

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500 High Dividend Growers ETF (DIVG)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-3.30%
Omnicom Group, Inc.	2,064	$180,662
Verizon Communications, Inc.	4,149	207,533
		388,195
Consumer Discretionary-2.35%
D.R. Horton, Inc.	341	49,295
Domino’s Pizza, Inc.	209	71,490
Garmin Ltd.	288	81,824
Williams-Sonoma, Inc.	321	73,268
		275,877
Consumer Staples-11.79%
Altria Group, Inc.	3,477	238,105
Brown-Forman Corp., Class B(b)	4,856	129,024
Keurig Dr Pepper, Inc.	5,218	166,245
Kroger Co. (The)	1,040	59,842
McCormick & Co., Inc.	2,745	148,834
Mondelez International, Inc., Class A	2,228	138,292
PepsiCo, Inc.	865	121,394
Philip Morris International, Inc.	808	151,338
Procter & Gamble Co. (The)	763	110,726
Sysco Corp.	1,495	121,215
		1,385,015
Energy-8.13%
Baker Hughes Co., Class A	930	59,102
Chevron Corp.	632	130,281
ConocoPhillips	735	97,380
Devon Energy Corp.	1,859	90,180
Diamondback Energy, Inc.	410	82,197
EOG Resources, Inc.	750	108,720
Marathon Petroleum Corp.	257	95,943
ONEOK, Inc.	1,933	185,587
Williams Cos., Inc. (The)	1,404	105,370
		954,760
Financials-29.11%
Aflac, Inc.	706	81,790
American Express Co.	145	47,875
American International Group, Inc.	1,159	88,501
Ares Management Corp., Class A	1,665	238,378
Bank of America Corp.	1,640	101,582
Bank of New York Mellon Corp. (The)	518	83,543
BlackRock, Inc.	85	98,227
Capital One Financial Corp.	321	68,858
Charles Schwab Corp. (The)	507	55,679
Cincinnati Financial Corp.	523	88,858
Citizens Financial Group, Inc.	1,746	120,247
Everest Group Ltd.	291	109,023
Fifth Third Bancorp	2,499	134,371
Franklin Resources, Inc.	8,036	274,429
Goldman Sachs Group, Inc. (The)	85	87,201
Hartford Insurance Group, Inc. (The)	486	66,767
Huntington Bancshares, Inc.	8,791	146,678
JPMorgan Chase & Co.	248	88,293
KeyCorp	7,082	153,042
M&T Bank Corp.	489	114,397
Marsh & McLennan Cos., Inc.	456	86,549
	Shares	Value
Financials-(continued)
Morgan Stanley	515	$109,860
Northern Trust Corp.	581	107,810
Principal Financial Group, Inc.	1,400	154,224
Prudential Financial, Inc.	2,109	248,018
Regions Financial Corp.	5,413	161,740
State Street Corp.	704	134,731
Truist Financial Corp.	3,413	169,217
		3,419,888
Health Care-5.86%
Abbott Laboratories	886	97,779
AbbVie, Inc.	556	142,569
Amgen, Inc.	300	128,964
Merck & Co., Inc.	825	121,902
UnitedHealth Group, Inc.	394	153,428
Zoetis, Inc.	566	43,639
		688,281
Industrials-8.64%
Automatic Data Processing, Inc.	616	176,275
Broadridge Financial Solutions, Inc.	550	100,309
Fastenal Co.	1,540	75,938
FedEx Corp.	166	54,348
General Electric Co.	80	26,857
Illinois Tool Works, Inc.	341	93,901
Otis Worldwide Corp.	1,055	75,042
Paychex, Inc.	2,009	255,826
Snap-on, Inc.	262	101,213
Waste Management, Inc.	252	55,168
		1,014,877
Information Technology-6.98%
Accenture PLC, Class A	643	122,016
Amphenol Corp., Class A	226	35,832
Analog Devices, Inc.	146	52,873
Hewlett Packard Enterprise Co.	3,576	186,810
HP, Inc.	11,843	355,527
Intuit, Inc.	111	39,882
Monolithic Power Systems, Inc.	21	26,623
		819,563
Materials-0.70%
Avery Dennison Corp.	469	81,657
Real Estate-11.04%
American Tower Corp.	843	148,115
Equinix, Inc.	73	76,411
Invitation Homes, Inc.	6,905	201,212
Iron Mountain, Inc.	1,149	132,537
Kimco Realty Corp.	7,314	173,415
Prologis, Inc.	836	116,973
Regency Centers Corp.	1,838	137,427
SBA Communications Corp., Class A	478	90,657
VICI Properties, Inc.	8,595	220,462
		1,297,209
Utilities-12.08%
AES Corp. (The)	12,754	187,994
Alliant Energy Corp.	1,459	99,183
American Water Works Co., Inc.	677	93,582
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P 500 High Dividend Growers ETF (DIVG)—(continued)
August 31, 2026
	Shares	Value
Utilities-(continued)
Atmos Energy Corp.	416	$69,110
CMS Energy Corp.	1,331	90,588
Edison International	2,290	123,614
Evergy, Inc.	1,470	119,099
Eversource Energy	2,321	162,795
NextEra Energy, Inc.	1,025	84,398
NiSource, Inc.	1,942	79,467
Public Service Enterprise Group, Inc.	1,417	103,909
WEC Energy Group, Inc.(b)	1,004	106,595
Xcel Energy, Inc.	1,309	99,078
		1,419,412
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $10,484,125)		11,744,734
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.03%
Invesco Private Government Fund, 3.73%(c)(d)(e)	66,399	$66,399
Invesco Private Prime Fund, 3.82%(c)(d)(e)	171,613	171,647
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $238,046)		238,046
TOTAL INVESTMENTS IN SECURITIES-102.01% (Cost $10,722,171)		11,982,780
OTHER ASSETS LESS LIABILITIES-(2.01)%		(235,947)
NET ASSETS-100.00%		$11,746,833

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$339,412	$(339,412)	$-	$-	$-	$334
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	58,685	1,516,023	(1,508,309)	-	-	66,399	1,899 *
Invesco Private Prime Fund	152,761	3,348,040	(3,329,159)	(11)	16	171,647	5,136 *
Total	$211,446	$5,203,475	$(5,176,880)	$(11)	$16	$238,046	$7,369

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.52%
Communication Services-8.71%
AT&T, Inc.	3,554,401	$92,023,442
Comcast Corp., Class A	3,491,227	92,936,463
Verizon Communications, Inc.	2,276,303	113,860,676
		298,820,581
Consumer Discretionary-3.37%
Genuine Parts Co.	449,893	61,036,983
Hasbro, Inc.	581,275	54,697,978
		115,734,961
Consumer Staples-20.96%
Altria Group, Inc.	1,247,042	85,397,436
Clorox Co. (The)(b)	828,879	80,964,901
General Mills, Inc.(b)	2,764,746	113,907,535
Hormel Foods Corp.(b)	2,848,468	62,239,026
J.M. Smucker Co. (The)	506,042	66,372,469
Kimberly-Clark Corp.	649,195	70,080,600
Kraft Heinz Co. (The)	3,931,134	100,912,210
Molson Coors Beverage Co., Class B(b)	1,814,936	72,161,855
PepsiCo, Inc.	477,975	67,079,011
		719,115,043
Energy-10.25%
Chevron Corp.	333,288	68,703,988
ConocoPhillips	407,929	54,046,513
EOG Resources, Inc.	333,419	48,332,418
ExxonMobil Holdings Corp.	294,962	47,474,134
Kinder Morgan, Inc.	1,726,941	55,676,578
ONEOK, Inc.	804,181	77,209,418
		351,443,049
Financials-12.22%
Franklin Resources, Inc.	1,857,436	63,431,439
Huntington Bancshares, Inc.	2,921,946	48,752,669
KeyCorp	2,350,028	50,784,105
Prudential Financial, Inc.	654,858	77,011,301
Regions Financial Corp.	1,736,323	51,881,331
T. Rowe Price Group, Inc.	595,266	66,241,201
Truist Financial Corp.	1,232,095	61,087,270
		419,189,316
Health Care-7.34%
Bristol-Myers Squibb Co.	1,095,013	73,157,819
Medtronic PLC	679,168	61,566,579
Pfizer, Inc.	4,111,492	117,013,062
		251,737,460
Industrials-4.02%
Honeywell International, Inc.	275,084	58,738,687
Paychex, Inc.	621,357	79,123,600
		137,862,287
Real Estate-19.40%
American Tower Corp.	392,508	68,963,656
	Shares	Value
Real Estate-(continued)
BXP, Inc.(b)	956,799	$65,052,764
Crown Castle, Inc.	1,105,947	84,206,805
Extra Space Storage, Inc.	469,644	66,266,768
Healthpeak Properties, Inc.	3,923,904	81,695,681
Mid-America Apartment Communities, Inc.(b)	510,114	65,728,189
Realty Income Corp.	1,226,999	75,190,499
VICI Properties, Inc.	3,839,480	98,482,662
Vivmark Residential	918,144	59,807,900
		665,394,924
Utilities-13.25%
Dominion Energy, Inc.	839,596	55,421,732
Duke Energy Corp.	401,531	48,147,582
Edison International	882,666	47,646,311
Evergy, Inc.	561,671	45,506,585
Eversource Energy	873,756	61,285,246
Exelon Corp.	1,149,978	50,277,038
FirstEnergy Corp.	1,171,743	53,736,134
Pinnacle West Capital Corp.(b)	486,530	47,504,789
Public Service Enterprise Group, Inc.	614,555	45,065,318
		454,590,735
Total Common Stocks & Other Equity Interests (Cost $3,288,683,801)		3,413,888,356
Money Market Funds-0.26%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $8,975,127)	8,975,127	8,975,127
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $3,297,658,928)		3,422,863,483
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.25%
Invesco Private Government Fund, 3.73%(c)(d)(e)	30,983,245	30,983,245
Invesco Private Prime Fund, 3.82%(c)(d)(e)	80,436,276	80,452,363
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $111,435,608)		111,435,608
TOTAL INVESTMENTS IN SECURITIES-103.03% (Cost $3,409,094,536)		3,534,299,091
OTHER ASSETS LESS LIABILITIES-(3.03)%		(103,782,023)
NET ASSETS-100.00%		$3,430,517,068
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$176,466,996	$(167,491,869)	$-	$-	$8,975,127	$181,731
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,405,144	1,033,065,696	(1,035,487,595)	-	-	30,983,245	1,819,327 *
Invesco Private Prime Fund	86,880,541	2,126,473,243	(2,132,887,357)	(5,015)	(9,049)	80,452,363	4,951,037 *
Total	$120,285,685	$3,336,005,935	$(3,335,866,821)	$(5,015)	$(9,049)	$120,410,735	$6,952,095

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E-Mini Consumer Staples Select Sector	48	September-2026	$4,116,480	$(23,524)	$(23,524)
CME E-Mini Energy Select Sector	12	September-2026	1,610,760	169,711	169,711
CME E-Mini Health Care Select Sector	30	September-2026	5,170,800	188,666	188,666
E-mini S&P Real Estate Select Sector Stock Index	90	September-2026	4,862,250	(96,474)	(96,474)
Total Futures Contracts				$238,379	$238,379
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500® Low Volatility ETF (SPLV)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Consumer Discretionary-3.75%
Hilton Worldwide Holdings, Inc.	192,630	$60,925,016
McDonald’s Corp.	289,027	76,170,176
TJX Cos., Inc. (The)	480,569	64,352,995
Yum! Brands, Inc.	419,553	64,321,670
		265,769,857
Consumer Staples-6.75%
Church & Dwight Co., Inc.	621,181	61,981,440
Coca-Cola Co. (The)	885,497	78,517,019
Colgate-Palmolive Co.	693,070	62,251,547
Costco Wholesale Corp.	76,214	71,937,633
Mondelez International, Inc., Class A	998,742	61,991,916
PepsiCo, Inc.	481,246	67,538,064
Procter & Gamble Co. (The)	514,462	74,658,725
		478,876,344
Energy-2.86%
Chevron Corp.	320,310	66,028,703
Kinder Morgan, Inc.	2,251,928	72,602,159
Williams Cos., Inc. (The)	857,215	64,333,986
		202,964,848
Financials-23.76%
Aflac, Inc.	704,333	81,596,978
Arch Capital Group Ltd.(b)	692,767	67,939,660
Assurant, Inc.	212,857	59,995,874
Bank of America Corp.	1,015,076	62,873,807
Bank of New York Mellon Corp. (The)	414,970	66,926,362
Berkshire Hathaway, Inc., Class B(b)	191,690	96,617,511
Chubb Ltd.	218,181	73,876,087
Cincinnati Financial Corp.	395,058	67,120,354
CME Group, Inc., Class A	232,314	66,325,647
Globe Life, Inc.	409,847	70,768,282
Hartford Insurance Group, Inc. (The)	544,611	74,818,659
JPMorgan Chase & Co.	176,112	62,699,394
KeyCorp	2,641,215	57,076,656
Loews Corp.	778,790	84,335,169
M&T Bank Corp.	259,183	60,633,271
Mastercard, Inc., Class A	115,782	68,231,490
MetLife, Inc.	628,802	59,843,086
PNC Financial Services Group, Inc. (The)(c)	258,795	62,015,046
Principal Financial Group, Inc.	577,561	63,624,120
Prudential Financial, Inc.	510,571	60,043,150
Travelers Cos., Inc. (The)	188,556	68,998,297
Truist Financial Corp.	1,134,226	56,234,925
U.S. Bancorp	979,268	60,303,323
Visa, Inc., Class A	182,602	69,273,721
W.R. Berkley Corp.(c)	932,448	62,996,187
		1,685,167,056
Health Care-3.75%
Johnson & Johnson	299,461	79,611,707
Labcorp Holdings, Inc.	191,671	63,761,275
Medtronic PLC	676,183	61,295,989
Quest Diagnostics, Inc.(c)	255,162	61,315,428
		265,984,399
	Shares	Value
Industrials-12.97%
AMETEK, Inc.	242,895	$57,121,617
Cintas Corp.	304,724	61,490,256
CSX Corp.	1,250,409	63,158,159
General Dynamics Corp.	167,685	62,269,825
IDEX Corp.	258,270	59,050,853
Illinois Tool Works, Inc.	228,100	62,811,897
Nordson Corp.	217,377	69,934,528
Norfolk Southern Corp.	211,595	72,532,650
Otis Worldwide Corp.	920,797	65,496,291
Republic Services, Inc.	357,221	78,917,263
Snap-on, Inc.	173,855	67,161,925
Union Pacific Corp.	220,958	66,435,442
Veralto Corp.	655,638	64,626,238
Waste Management, Inc.	314,043	68,750,293
		919,757,237
Materials-2.05%
Ecolab, Inc.	238,079	67,423,973
Linde PLC	159,851	78,259,852
		145,683,825
Real Estate-17.19%
Camden Property Trust	663,773	70,227,183
Equinix, Inc.	56,190	58,815,197
Essex Property Trust, Inc.(c)	255,025	72,161,874
Federal Realty Investment Trust	710,962	82,492,921
Invitation Homes, Inc.	2,293,799	66,841,303
Kimco Realty Corp.	3,191,965	75,681,490
Mid-America Apartment Communities, Inc.(c)	555,440	71,568,444
Prologis, Inc.	457,862	64,064,051
Public Storage	185,347	56,899,676
Realty Income Corp.	1,394,233	85,438,598
Regency Centers Corp.	1,189,947	88,972,337
Simon Property Group, Inc.	337,184	71,590,907
UDR, Inc.	1,859,778	68,718,797
Ventas, Inc.(c)	763,107	69,572,465
VICI Properties, Inc.	3,031,495	77,757,847
Vivmark Residential	1,107,425	72,137,664
Welltower, Inc.	281,108	66,408,954
		1,219,349,708
Utilities-26.66%
Alliant Energy Corp.(c)	1,268,960	86,263,901
Ameren Corp.	771,785	81,816,928
American Electric Power Co., Inc.	615,942	75,409,779
American Water Works Co., Inc.(c)	473,206	65,411,265
Atmos Energy Corp.	528,549	87,807,845
CenterPoint Energy, Inc.(c)	2,155,569	85,360,532
CMS Energy Corp.(c)	1,210,261	82,370,364
Consolidated Edison, Inc.	771,268	82,541,101
Dominion Energy, Inc.	1,023,844	67,583,942
DTE Energy Co.	610,079	82,745,015
Duke Energy Corp.	743,728	89,180,425
Entergy Corp.	652,693	69,387,793
Evergy, Inc.	1,082,876	87,734,614
Exelon Corp.	1,660,515	72,597,716
FirstEnergy Corp.	1,930,522	88,533,739
NextEra Energy, Inc.	767,118	63,164,496
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
August 31, 2026
	Shares	Value
Utilities-(continued)
NiSource, Inc.	1,874,511	$76,704,990
Pinnacle West Capital Corp.(c)	853,829	83,367,864
PPL Corp.	2,311,596	78,894,771
Public Service Enterprise Group, Inc.	1,004,913	73,690,270
Sempra	846,368	69,148,266
Southern Co. (The)	915,206	80,538,128
WEC Energy Group, Inc.(c)	840,939	89,282,494
Xcel Energy, Inc.	951,013	71,982,174
		1,891,518,412
Total Common Stocks & Other Equity Interests (Cost $6,841,796,239)		7,075,071,686
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $5,756,412)	5,756,412	5,756,412
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $6,847,552,651)		7,080,828,098
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.25%
Invesco Private Government Fund, 3.73%(d)(e)(f)	43,597,640	$43,597,640
Invesco Private Prime Fund, 3.82%(d)(e)(f)	116,021,583	116,044,787
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $159,642,427)		159,642,427
TOTAL INVESTMENTS IN SECURITIES-102.07% (Cost $7,007,195,078)		7,240,470,525
OTHER ASSETS LESS LIABILITIES-(2.07)%		(146,936,717)
NET ASSETS-100.00%		$7,093,533,808

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$216,859,436	$(211,103,024)	$-	$-	$5,756,412	$309,394
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	85,881,090	1,056,912,671	(1,099,196,121)	-	-	43,597,640	1,803,903 *
Invesco Private Prime Fund	223,435,518	2,181,715,695	(2,289,075,979)	(19,385)	(11,062)	116,044,787	4,833,606 *
Total	$309,316,608	$3,455,487,802	$(3,599,375,124)	$(19,385)	$(11,062)	$165,398,839	$6,946,903

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
August 31, 2026
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E-Mini S&P 500 Index	18	September-2026	$6,929,100	$216,048	$216,048
CME E-Mini Utilities Select Sector	64	September-2026	5,454,080	(254,245)	(254,245)
Dow Jones US Real Estate Index	111	September-2026	4,292,370	(54,640)	(54,640)
Total Futures Contracts				$(92,837)	$(92,837)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P 500® Momentum ETF (SPMO)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-8.00%
Alphabet, Inc., Class A	2,875,103	$975,666,203
Alphabet, Inc., Class C	2,303,330	772,559,916
Fox Corp., Class A(b)	206,555	13,911,479
Fox Corp., Class B	130,814	7,877,619
TKO Group Holdings, Inc.(b)	51,046	9,321,510
		1,779,336,727
Consumer Discretionary-1.20%
eBay, Inc.	367,989	38,108,940
Ford Motor Co.	3,914,761	54,571,769
General Motors Co.	1,113,372	96,106,271
Hasbro, Inc.	149,383	14,056,940
Ralph Lauren Corp.	32,210	11,173,649
Tapestry, Inc.	230,802	28,478,659
Ulta Beauty, Inc.(c)	45,653	24,520,226
		267,016,454
Consumer Staples-4.39%
Altria Group, Inc.	1,548,100	106,013,888
Archer-Daniels-Midland Co.	439,342	35,714,111
Bunge Global S.A.	149,926	17,422,900
Coca-Cola Co. (The)	3,483,192	308,854,635
Dollar General Corp.	347,270	44,016,473
Dollar Tree, Inc.(c)	181,698	23,001,150
Hershey Co. (The)	137,110	24,160,153
Monster Beverage Corp.(c)	2,300,584	105,642,817
Philip Morris International, Inc.	1,659,512	310,826,598
		975,652,725
Energy-3.48%
ExxonMobil Holdings Corp.	4,350,954	700,286,046
Williams Cos., Inc. (The)	985,919	73,993,221
		774,279,267
Financials-6.21%
Bank of New York Mellon Corp. (The)	817,848	131,902,525
Cboe Global Markets, Inc.	104,961	31,509,292
Charles Schwab Corp. (The)	1,434,919	157,582,805
Citigroup, Inc.	1,756,657	231,211,194
CME Group, Inc., Class A	336,704	96,128,992
Goldman Sachs Group, Inc. (The)	316,390	324,584,501
Invesco Ltd.(d)	396,769	13,006,088
Loews Corp.	155,381	16,826,209
Morgan Stanley	1,054,323	224,908,182
Northern Trust Corp.	169,745	31,497,882
Robinhood Markets, Inc., Class A(c)	716,164	75,061,149
State Street Corp.	243,318	46,566,199
		1,380,785,018
Health Care-7.39%
Cardinal Health, Inc.	376,148	88,251,844
Cencora, Inc.	237,585	76,882,506
Gilead Sciences, Inc.	1,396,299	204,334,396
HCA Healthcare, Inc.	181,202	75,099,169
IDEXX Laboratories, Inc.(c)	75,931	42,270,028
Johnson & Johnson	3,887,120	1,033,390,852
McKesson Corp.	139,394	123,408,296
		1,643,637,091
	Shares	Value
Industrials-12.39%
C.H. Robinson Worldwide, Inc.	184,183	$27,564,828
Caterpillar, Inc.	676,236	539,277,923
Comfort Systems USA, Inc.	59,050	91,268,861
Cummins, Inc.	178,724	100,871,826
EMCOR Group, Inc.	45,952	33,753,582
Expeditors International of Washington, Inc.	136,656	25,916,810
GE Vernova, Inc.	312,738	281,004,475
General Dynamics Corp.	298,039	110,676,783
General Electric Co.	1,148,531	385,573,342
Howmet Aerospace, Inc.	484,440	118,663,578
Huntington Ingalls Industries, Inc.	69,933	20,364,490
Johnson Controls International PLC	707,103	97,749,919
L3Harris Technologies, Inc.	301,431	80,256,004
Leidos Holdings, Inc.	122,472	17,171,799
Lockheed Martin Corp.	212,200	119,093,006
Northrop Grumman Corp.	139,679	75,384,756
Parker-Hannifin Corp.	105,723	103,549,335
Quanta Services, Inc.	153,738	93,332,802
Rockwell Automation, Inc.	121,229	51,453,224
Rollins, Inc.(b)	285,763	10,307,471
RTX Corp.	1,767,306	367,122,475
Southwest Airlines Co.	111,335	4,289,738
		2,754,647,027
Information Technology-52.70%
Advanced Micro Devices, Inc.(c)	1,825,125	859,122,840
Amphenol Corp., Class A	1,984,987	314,719,689
Analog Devices, Inc.	448,734	162,504,531
Applied Materials, Inc.	895,355	410,421,778
Broadcom, Inc.	3,857,375	1,428,540,258
Ciena Corp.(c)	246,283	94,277,132
Cisco Systems, Inc.	3,812,557	421,249,423
Corning, Inc.	1,193,753	177,546,884
Intel Corp.(c)	5,855,983	524,169,038
Jabil, Inc.	91,495	27,929,764
KLA Corp.	1,644,659	288,555,422
Lam Research Corp.	2,527,521	762,022,306
Micron Technology, Inc.	2,511,817	2,408,154,312
Monolithic Power Systems, Inc.	46,620	59,103,437
NVIDIA Corp.	9,109,031	2,011,091,864
Palantir Technologies, Inc., Class A(c)	2,016,817	375,894,352
Sandisk Corp.(c)	330,265	517,426,176
Seagate Technology Holdings PLC	486,067	402,648,181
TE Connectivity PLC (China)	329,009	67,529,097
Teradyne, Inc.	184,161	64,425,043
Western Digital Corp.	756,621	340,895,592
		11,718,227,119
Materials-1.85%
Albemarle Corp.	132,760	17,918,617
Freeport-McMoRan, Inc.	1,419,173	107,488,163
Newmont Corp.	2,268,236	285,933,830
		411,340,610
Real Estate-1.10%
Ventas, Inc.(b)	487,426	44,438,629
Welltower, Inc.	843,585	199,288,520
		243,727,149
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
August 31, 2026
	Shares	Value
Utilities-1.17%
American Electric Power Co., Inc.	531,034	$65,014,493
Atmos Energy Corp.	147,124	24,441,710
CenterPoint Energy, Inc.(b)	680,609	26,952,117
Entergy Corp.	374,216	39,782,903
Evergy, Inc.	237,523	19,244,114
FirstEnergy Corp.	471,348	21,616,019
NiSource, Inc.	412,784	16,891,121
NRG Energy, Inc.	166,618	18,347,974
WEC Energy Group, Inc.(b)	257,137	27,300,235
		259,590,686
Total Common Stocks & Other Equity Interests (Cost $17,537,363,545)		22,208,239,873
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $12,888,083)	12,888,083	12,888,083
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $17,550,251,628)		22,221,127,956
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.52%
Invesco Private Government Fund, 3.73%(d)(e)(f)	32,485,984	$32,485,984
Invesco Private Prime Fund, 3.82%(d)(e)(f)	84,239,944	84,256,792
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $116,742,776)		116,742,776
TOTAL INVESTMENTS IN SECURITIES-100.46% (Cost $17,666,994,404)		22,337,870,732
OTHER ASSETS LESS LIABILITIES-(0.46)%		(102,403,583)
NET ASSETS-100.00%		$22,235,467,149

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income
Invesco Ltd.	$-	$10,032,897	$(396,231)	$3,289,994	$79,428	$13,006,088	$156,474
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	12,323,939	167,299,651	(166,735,507)	-	-	12,888,083	320,796
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,839,575	711,942,685	(719,296,276)	-	-	32,485,984	826,326 *
Invesco Private Prime Fund	103,419,667	1,455,825,350	(1,474,981,500)	(6,986)	261	84,256,792	2,183,680 *
Total	$155,583,181	$2,345,100,583	$(2,361,409,514)	$3,283,008	$79,689	$142,636,947	$3,487,276

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
August 31, 2026
(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500 QVM Multi-factor ETF (QVML)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Communication Services-9.64%
Alphabet, Inc., Class C	231,922	$77,788,958
AppLovin Corp., Class A(b)	9,177	2,863,775
AT&T, Inc.	197,986	5,125,857
Charter Communications, Inc., Class A(b)	3,522	536,894
Comcast Corp., Class A	100,516	2,675,736
EchoStar Corp., Class A(b)(c)	5,595	483,632
Fox Corp., Class A(c)	11,554	778,162
Meta Platforms, Inc., Class A	68,214	39,041,601
Netflix, Inc.(b)	118,058	9,568,601
News Corp., Class A	26,191	804,326
Omnicom Group, Inc.(c)	11,218	981,911
Paramount Skydance Corp.(c)	17,118	186,757
Take-Two Interactive Software, Inc.(b)	5,037	1,106,629
TKO Group Holdings, Inc.(c)	3,620	661,048
T-Mobile US, Inc.	9,833	1,774,266
Trade Desk, Inc. (The), Class A(b)(c)	19,453	266,895
Verizon Communications, Inc.	113,487	5,676,620
Walt Disney Co. (The)	54,615	5,873,843
Warner Bros. Discovery, Inc.(b)	75,785	2,162,146
		158,357,657
Consumer Discretionary-7.18%
Airbnb, Inc., Class A(b)	12,792	2,343,750
Amazon.com, Inc.(b)	293,031	76,120,663
Aptiv PLC(b)	9,551	427,503
Best Buy Co., Inc.(c)	5,081	407,242
Carnival Corp. Ltd.	40,817	975,118
Carvana Co.(b)	20,873	1,533,331
Chipotle Mexican Grill, Inc.(b)	37,675	1,432,780
D.R. Horton, Inc.	5,603	809,970
Darden Restaurants, Inc.	3,249	696,131
Deckers Outdoor Corp.(b)(c)	4,617	402,048
eBay, Inc.	20,741	2,147,938
Expedia Group, Inc.	3,461	1,097,552
Ford Motor Co.	135,794	1,892,968
Garmin Ltd.	4,129	1,173,090
General Motors Co.	31,398	2,710,275
Genuine Parts Co.	3,855	523,008
Home Depot, Inc. (The)	26,175	8,580,950
Las Vegas Sands Corp.	12,034	527,210
Lennar Corp., Class A	2,796	235,172
lululemon Athletica, Inc.(b)(c)	3,269	393,130
MGM Resorts International(b)	5,156	213,252
NIKE, Inc., Class B	32,051	1,251,912
Norwegian Cruise Line Holdings Ltd.(b)(c)	14,625	236,047
NVR, Inc.(b)	29	183,142
PulteGroup, Inc.(c)	3,837	484,690
Ralph Lauren Corp.	1,502	521,044
Ross Stores, Inc.	9,173	2,096,397
Royal Caribbean Cruises Ltd.	7,453	2,002,919
Tapestry, Inc.	7,473	922,093
TJX Cos., Inc. (The)	27,293	3,654,806
Tractor Supply Co.(c)	8,552	298,465
Ulta Beauty, Inc.(b)	1,247	669,764
Williams-Sonoma, Inc.	3,460	789,745
Wynn Resorts Ltd.	2,370	216,334
		117,970,439
	Shares	Value
Consumer Staples-4.19%
Altria Group, Inc.	38,998	$2,670,583
Archer-Daniels-Midland Co.	14,747	1,198,784
Bunge Global S.A.	4,622	537,123
Casey’s General Stores, Inc.	745	560,396
Church & Dwight Co., Inc.	5,951	593,791
Coca-Cola Co. (The)	98,802	8,760,773
Colgate-Palmolive Co.	28,255	2,537,864
Constellation Brands, Inc., Class A	2,708	353,719
Costco Wholesale Corp.	11,565	10,916,088
Dollar General Corp.	5,488	695,604
Dollar Tree, Inc.(b)	4,542	574,972
Estee Lauder Cos., Inc. (The), Class A	7,942	812,466
General Mills, Inc.(c)	6,416	264,339
Hershey Co. (The)	4,270	752,417
Hormel Foods Corp.(c)	6,096	133,198
J.M. Smucker Co. (The)	1,624	213,004
Kenvue, Inc.	59,432	1,122,076
Keurig Dr Pepper, Inc.(c)	31,274	996,390
Kimberly-Clark Corp.	7,235	781,018
Kraft Heinz Co. (The)	20,223	519,124
Kroger Co. (The)	9,115	524,477
McCormick & Co., Inc.	3,601	195,246
Mondelez International, Inc., Class A	33,691	2,091,200
Monster Beverage Corp.(b)	42,342	1,944,345
PepsiCo, Inc.	35,094	4,925,092
Procter & Gamble Co. (The)	62,633	9,089,301
Sysco Corp.	11,801	956,825
Target Corp.	11,939	1,920,746
Tyson Foods, Inc., Class A	10,883	600,089
Walmart, Inc.	110,331	11,570,412
		68,811,462
Energy-3.43%
APA Corp.	5,093	219,763
Baker Hughes Co., Class A	25,893	1,645,500
Chevron Corp.	47,285	9,747,330
ConocoPhillips	28,640	3,794,514
Devon Energy Corp.	26,002	1,261,357
Diamondback Energy, Inc.	4,099	821,767
EOG Resources, Inc.	11,660	1,690,234
EQT Corp.	16,578	898,196
Expand Energy Corp.	6,545	642,457
ExxonMobil Holdings Corp.	105,495	16,979,420
Halliburton Co.	17,916	660,205
Kinder Morgan, Inc.	49,703	1,602,425
Marathon Petroleum Corp.	7,567	2,824,912
Occidental Petroleum Corp.	14,468	870,684
ONEOK, Inc.	11,682	1,121,589
Phillips 66	10,112	2,493,417
SLB Ltd.	38,792	2,331,399
Targa Resources Corp.	5,112	1,501,139
Valero Energy Corp.	7,904	2,836,904
Williams Cos., Inc. (The)	31,105	2,334,430
		56,277,642
Financials-12.71%
Aflac, Inc.	10,365	1,200,785
Allstate Corp. (The)	6,137	1,582,119
American Express Co.	14,751	4,870,338
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
August 31, 2026
	Shares	Value
Financials-(continued)
American International Group, Inc.	11,995	$915,938
Ameriprise Financial, Inc.	2,566	1,419,280
Aon PLC, Class A	4,600	1,478,992
Apollo Global Management, Inc.	11,202	1,529,969
Arch Capital Group Ltd.(b)	7,885	773,282
Arthur J. Gallagher & Co.	5,154	1,351,121
Assurant, Inc.	813	229,152
Bank of America Corp.	166,340	10,303,100
Bank of New York Mellon Corp. (The)	20,818	3,357,527
Berkshire Hathaway, Inc., Class B(b)	47,912	24,149,085
BlackRock, Inc.	4,171	4,820,049
Blackstone, Inc., Class A	18,675	2,675,007
Block, Inc., Class A(b)	16,797	1,377,690
Brown & Brown, Inc.(c)	2,517	181,652
Capital One Financial Corp.	19,568	4,197,532
Cboe Global Markets, Inc.	2,870	861,574
Charles Schwab Corp. (The)	43,475	4,774,425
Chubb Ltd.	9,540	3,230,244
Cincinnati Financial Corp.	3,185	541,132
Citigroup, Inc.	43,620	5,741,264
Citizens Financial Group, Inc.	9,367	645,105
CME Group, Inc., Class A	9,292	2,652,866
Coinbase Global, Inc., Class A(b)	7,186	1,351,830
Corpay, Inc.(b)	1,818	735,017
Everest Group Ltd.	1,161	434,969
FactSet Research Systems, Inc.	822	257,738
Fidelity National Information Services, Inc.	13,660	556,918
Fifth Third Bancorp	20,116	1,081,637
Fiserv, Inc.(b)	14,255	759,934
Franklin Resources, Inc.	12,969	442,891
Global Payments, Inc.	8,104	737,869
Globe Life, Inc.	2,094	361,571
Goldman Sachs Group, Inc. (The)	8,181	8,392,888
Hartford Insurance Group, Inc. (The)	6,419	881,842
Huntington Bancshares, Inc.	30,889	515,383
Interactive Brokers Group, Inc., Class A	15,612	1,518,892
Intercontinental Exchange, Inc.	15,395	2,473,977
Invesco Ltd.(d)	18,125	594,138
Jack Henry & Associates, Inc.	1,234	207,201
JPMorgan Chase & Co.	67,975	24,200,460
Loews Corp.	6,007	650,498
M&T Bank Corp.	2,751	643,569
Marsh & McLennan Cos., Inc.	10,438	1,981,132
Mastercard, Inc., Class A	22,710	13,383,230
MetLife, Inc.	14,559	1,385,580
Moody’s Corp.	4,448	2,244,639
Morgan Stanley	33,704	7,189,737
Nasdaq, Inc.	12,188	1,201,859
Northern Trust Corp.	6,000	1,113,360
PayPal Holdings, Inc.	25,934	1,365,814
PNC Financial Services Group, Inc. (The)	9,488	2,273,610
Principal Financial Group, Inc.	6,210	684,094
Progressive Corp. (The)	13,318	2,904,390
Prudential Financial, Inc.	9,114	1,071,806
Raymond James Financial, Inc.	3,888	692,725
Regions Financial Corp.	5,064	151,312
Robinhood Markets, Inc., Class A(b)	23,132	2,424,465
S&P Global, Inc.	7,903	3,444,444
State Street Corp.	8,980	1,718,592
Synchrony Financial	8,372	645,314
	Shares	Value
Financials-(continued)
T. Rowe Price Group, Inc.	6,031	$671,130
TPG, Inc.(b)(e)	5,990	0
Travelers Cos., Inc. (The)	5,947	2,176,186
Truist Financial Corp.	27,318	1,354,426
U.S. Bancorp	40,309	2,482,228
Visa, Inc., Class A	45,701	17,337,588
W.R. Berkley Corp.	1,981	133,836
Wells Fargo & Co.	74,572	6,442,275
Willis Towers Watson PLC	1,774	600,588
		208,732,810
Health Care-8.90%
Abbott Laboratories	43,347	4,783,775
Agilent Technologies, Inc.	6,637	1,019,178
Align Technology, Inc.(b)	1,916	306,158
Amgen, Inc.	14,279	6,138,257
Baxter International, Inc.(c)	13,343	346,918
Becton, Dickinson and Co.	8,212	1,544,759
Biogen, Inc.(b)	3,773	817,420
Bio-Techne Corp.	2,940	212,591
Boston Scientific Corp.(b)	38,411	1,855,251
Bristol-Myers Squibb Co.	54,407	3,634,932
Cardinal Health, Inc.	6,474	1,518,930
Cencora, Inc.	5,470	1,770,092
Centene Corp.(b)	13,310	856,365
Charles River Laboratories International, Inc.(b)	1,168	336,664
Cigna Group (The)	6,652	1,836,484
Cooper Cos., Inc. (The)(b)	5,816	407,643
CVS Health Corp.	33,120	3,110,299
Danaher Corp.	15,836	3,381,936
DaVita, Inc.(b)	758	133,416
Dexcom, Inc.(b)	11,315	1,030,344
Edwards Lifesciences Corp.(b)	15,807	1,434,485
Elevance Health, Inc.	5,683	2,230,805
Eli Lilly and Co.	20,105	23,256,057
GE HealthCare Technologies, Inc.	11,905	847,993
Gilead Sciences, Inc.	35,480	5,192,143
HCA Healthcare, Inc.	4,262	1,766,386
Henry Schein, Inc.(b)	2,756	247,489
Humana, Inc.	2,692	1,031,655
IDEXX Laboratories, Inc.(b)	2,636	1,467,435
Incyte Corp.(b)	4,368	538,225
Insulet Corp.(b)	1,225	182,109
Intuitive Surgical, Inc.(b)	9,789	3,689,083
IQVIA Holdings, Inc.(b)	4,165	1,087,856
Johnson & Johnson	59,854	15,912,186
Labcorp Holdings, Inc.	1,899	631,721
McKesson Corp.	3,126	2,767,510
Medtronic PLC	32,509	2,946,941
Merck & Co., Inc.	64,710	9,561,550
Moderna, Inc.(b)	9,186	1,289,163
Pfizer, Inc.	155,167	4,416,053
Quest Diagnostics, Inc.	2,300	552,690
Regeneron Pharmaceuticals, Inc.	2,770	2,213,452
ResMed, Inc.	3,905	937,591
Revvity, Inc.(c)	3,179	409,042
Solventum Corp.(b)	4,012	365,333
STERIS PLC	3,005	699,083
Stryker Corp.	9,293	3,009,073
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
August 31, 2026
	Shares	Value
Health Care-(continued)
Thermo Fisher Scientific, Inc.	10,030	$6,189,513
UnitedHealth Group, Inc.	22,355	8,705,261
Universal Health Services, Inc., Class B	1,673	284,962
Vertex Pharmaceuticals, Inc.(b)	6,968	3,794,215
Viatris, Inc.	35,063	578,890
Waters Corp.(b)	2,433	1,008,795
West Pharmaceutical Services, Inc.	1,537	524,286
Zimmer Biomet Holdings, Inc.	5,508	551,020
Zoetis, Inc.	9,360	721,656
		146,083,119
Industrials-7.94%
3M Co.	12,000	2,061,960
Allegion PLC	1,052	163,323
AMETEK, Inc.	5,952	1,399,732
Automatic Data Processing, Inc.	10,201	2,919,118
Broadridge Financial Solutions, Inc.	2,237	407,984
C.H. Robinson Worldwide, Inc.	3,125	467,687
Carrier Global Corp.	15,941	928,085
Caterpillar, Inc.	12,721	10,144,616
Cintas Corp.	9,406	1,898,037
Comfort Systems USA, Inc.	1,148	1,774,372
CSX Corp.	44,897	2,267,747
Cummins, Inc.	3,932	2,219,221
Deere & Co.(c)	6,166	4,038,175
Delta Air Lines, Inc.	15,517	1,210,326
Dover Corp.	2,782	540,348
DuPont de Nemours, Inc.	2,930	394,349
Eaton Corp. PLC	10,631	4,272,386
EMCOR Group, Inc.	1,199	880,713
Emerson Electric Co.	15,057	2,295,289
Equifax, Inc.	2,747	519,623
Expeditors International of Washington, Inc.	4,473	848,304
Fastenal Co.	23,913	1,179,150
FedEx Corp.	8,607	2,817,932
Fortive Corp.	6,013	353,805
GE Vernova, Inc.	7,847	7,050,765
Generac Holdings, Inc.(b)	1,468	272,138
General Dynamics Corp.	6,883	2,556,002
General Electric Co.	28,010	9,403,237
Honeywell International, Inc.	7,939	1,695,215
Howmet Aerospace, Inc.	11,332	2,775,773
Hubbell, Inc.	995	450,735
Huntington Ingalls Industries, Inc.	971	282,755
IDEX Corp.	2,135	488,146
Illinois Tool Works, Inc.(c)	7,446	2,050,405
Ingersoll Rand, Inc.	8,350	643,367
J.B. Hunt Transport Services, Inc.	2,235	593,325
Jacobs Solutions, Inc.	3,318	494,548
Johnson Controls International PLC	15,315	2,117,146
L3Harris Technologies, Inc.	4,443	1,182,949
Leidos Holdings, Inc.	3,537	495,923
Lennox International, Inc.(c)	599	229,201
Lockheed Martin Corp.	5,272	2,958,805
Masco Corp.(c)	2,393	172,679
Nordson Corp.	1,515	487,406
Norfolk Southern Corp.	5,102	1,748,915
Northrop Grumman Corp.	3,398	1,833,901
Old Dominion Freight Line, Inc.	4,393	878,424
PACCAR, Inc.	13,242	1,643,729
	Shares	Value
Industrials-(continued)
Parker-Hannifin Corp.	3,331	$3,262,515
Quanta Services, Inc.	4,406	2,674,839
Republic Services, Inc.	4,663	1,030,150
Rockwell Automation, Inc.	2,918	1,238,487
Rollins, Inc.	7,018	253,139
RTX Corp.	35,851	7,447,328
Snap-on, Inc.	1,029	397,513
Southwest Airlines Co.	9,506	366,266
Stanley Black & Decker, Inc.	4,818	464,311
Textron, Inc.	2,967	239,022
Trane Technologies PLC	5,673	2,521,081
Uber Technologies, Inc.(b)	55,593	4,205,610
Union Pacific Corp.	14,778	4,443,301
United Airlines Holdings, Inc.(b)	7,762	838,218
United Parcel Service, Inc., Class B	21,304	2,220,516
United Rentals, Inc.	1,367	1,418,946
Veralto Corp.	7,062	696,101
Vertiv Holdings Co., Class A	11,390	2,946,821
W.W. Grainger, Inc.	938	1,228,302
Waste Management, Inc.	9,186	2,010,999
Westinghouse Air Brake Technologies Corp.	5,019	1,435,083
Xylem, Inc.	4,799	528,418
		130,374,737
Information Technology-40.25%
Accenture PLC, Class A	16,687	3,166,525
Adobe, Inc.(b)	12,728	3,726,631
Advanced Micro Devices, Inc.(b)	48,465	22,813,445
Akamai Technologies, Inc.(b)	4,333	470,650
Amphenol Corp., Class A	31,655	5,018,900
Analog Devices, Inc.	13,355	4,836,380
Apple, Inc.	406,991	128,955,098
Applied Materials, Inc.	19,046	8,730,496
Arista Networks, Inc.(b)	28,256	5,529,417
Autodesk, Inc.(b)	6,548	1,692,854
Broadcom, Inc.	147,850	54,754,769
Cadence Design Systems, Inc.(b)	7,626	2,583,536
CDW Corp.	1,857	281,484
Ciena Corp.(b)	5,360	2,051,808
Cisco Systems, Inc.	104,329	11,527,311
Cognizant Technology Solutions Corp., Class A	10,199	658,651
Coherent Corp.(b)	5,055	1,404,431
Corning, Inc.	22,273	3,312,663
Dell Technologies, Inc., Class C	8,720	3,976,407
F5, Inc.(b)	1,196	486,927
First Solar, Inc.(b)	3,121	630,130
Fortinet, Inc.(b)	18,047	3,084,774
Gartner, Inc.(b)	1,036	205,242
Gen Digital, Inc.	18,698	579,638
GoDaddy, Inc., Class A(b)	1,966	192,432
Hewlett Packard Enterprise Co.	32,827	1,714,883
HP, Inc.	14,921	447,928
Intel Corp.(b)	130,656	11,695,019
International Business Machines Corp.	26,174	6,121,313
Intuit, Inc.	8,774	3,152,498
Jabil, Inc.	2,831	864,191
Keysight Technologies, Inc.(b)	5,081	1,639,639
KLA Corp.	31,229	5,479,128
Lam Research Corp.	32,931	9,928,367
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
August 31, 2026
	Shares	Value
Information Technology-(continued)
Lumentum Holdings, Inc.(b)	1,896	$1,734,385
Microchip Technology, Inc.	14,528	1,067,082
Micron Technology, Inc.	31,892	30,575,817
Microsoft Corp.	218,991	111,091,944
Monolithic Power Systems, Inc.	1,393	1,766,004
NetApp, Inc.	5,335	988,522
NVIDIA Corp.	663,737	146,539,855
NXP Semiconductors N.V. (Netherlands)	6,868	1,542,828
ON Semiconductor Corp.(b)	10,825	802,024
Palo Alto Networks, Inc.(b)	22,909	8,754,216
PTC, Inc.(b)	3,735	581,689
Qnity Electronics, Inc.	6,098	728,284
QUALCOMM, Inc.	35,978	6,133,529
Salesforce, Inc.	27,889	7,182,533
Sandisk Corp.(b)	3,985	6,243,300
Seagate Technology Holdings PLC	6,277	5,199,741
Skyworks Solutions, Inc.(c)	3,596	240,968
Super Micro Computer, Inc.(b)(c)	20,027	746,607
TE Connectivity PLC (China)	7,671	1,574,473
Teledyne Technologies, Inc.(b)	798	489,134
Teradyne, Inc.	4,499	1,573,885
Texas Instruments, Inc.	25,600	6,679,296
Trimble, Inc.(b)	8,208	491,988
Tyler Technologies, Inc.(b)	1,181	439,592
Western Digital Corp.	9,738	4,387,456
Workday, Inc., Class A(b)	6,204	1,224,980
Zebra Technologies Corp., Class A(b)	930	328,802
		660,822,499
Materials-1.92%
Air Products and Chemicals, Inc.	5,977	1,849,642
Albemarle Corp.	3,325	448,775
Amcor PLC	4,997	229,312
CF Industries Holdings, Inc.	3,368	437,941
Corteva, Inc.	18,451	1,561,508
CRH PLC	21,214	2,000,268
Dow, Inc.	14,565	444,524
Ecolab, Inc.	7,071	2,002,507
Freeport-McMoRan, Inc.	40,666	3,080,043
International Flavors & Fragrances, Inc.	8,016	692,021
Linde PLC	12,235	5,990,011
LyondellBasell Industries N.V., Class A	5,390	350,781
Martin Marietta Materials, Inc.	1,515	785,831
Mosaic Co. (The)	7,417	178,898
Newmont Corp.	34,788	4,385,375
Nucor Corp.	6,379	1,592,454
Packaging Corp. of America	532	124,456
PPG Industries, Inc.	5,641	632,751
Sherwin-Williams Co. (The)	6,233	2,111,803
Smurfit WestRock PLC	13,214	619,737
Steel Dynamics, Inc.	3,840	893,261
Vulcan Materials Co.	4,027	1,085,599
		31,497,498
Real Estate-1.55%
BXP, Inc.	4,319	293,649
CBRE Group, Inc., Class A(b)	12,876	1,877,449
CoStar Group, Inc.(b)(c)	15,686	503,050
Digital Realty Trust, Inc.	8,585	1,593,290
Equinix, Inc.	2,733	2,860,686
Essex Property Trust, Inc.	599	169,493
	Shares	Value
Real Estate-(continued)
Extra Space Storage, Inc.	4,904	$691,954
Healthpeak Properties, Inc.	19,076	397,162
Host Hotels & Resorts, Inc.	17,892	392,372
Invitation Homes, Inc.	8,004	233,237
Kimco Realty Corp.	14,980	355,176
Prologis, Inc.	26,509	3,709,139
Public Storage(c)	3,858	1,184,367
Realty Income Corp.	34,771	2,130,767
Regency Centers Corp.	1,733	129,576
Simon Property Group, Inc.	8,325	1,767,564
Ventas, Inc.	14,474	1,319,595
VICI Properties, Inc.	30,243	775,733
Vivmark Residential	5,091	331,628
Welltower, Inc.	18,776	4,435,642
Weyerhaeuser Co.	12,180	284,647
		25,436,176
Utilities-2.02%
AES Corp. (The)	15,213	224,240
Alliant Energy Corp.	1,518	103,194
Ameren Corp.	7,068	749,279
American Electric Power Co., Inc.	16,170	1,979,693
Atmos Energy Corp.	3,419	567,998
CenterPoint Energy, Inc.(c)	9,064	358,934
CMS Energy Corp.	2,418	164,569
Consolidated Edison, Inc.	9,004	963,608
Constellation Energy Corp.	9,739	2,675,985
Dominion Energy, Inc.	22,064	1,456,445
DTE Energy Co.	2,977	403,771
Duke Energy Corp.	23,047	2,763,566
Edison International	10,359	559,179
Entergy Corp.	13,993	1,487,596
Evergy, Inc.	6,417	519,905
Eversource Energy	10,344	725,528
Exelon Corp.	27,822	1,216,378
FirstEnergy Corp.	13,744	630,300
NextEra Energy, Inc.	60,019	4,941,964
NiSource, Inc.	11,263	460,882
NRG Energy, Inc.	5,622	619,095
PG&E Corp.	69,549	922,915
Pinnacle West Capital Corp.(c)	2,578	251,716
PPL Corp.	15,539	530,346
Public Service Enterprise Group, Inc.	13,204	968,249
Sempra	17,542	1,433,181
Southern Co. (The)	30,183	2,656,104
Vistra Corp.	7,505	1,030,962
WEC Energy Group, Inc.(c)	5,401	573,424
Xcel Energy, Inc.	16,587	1,255,470
		33,194,476
Total Common Stocks & Other Equity Interests (Cost $1,115,513,708)		1,637,558,515
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
August 31, 2026
	Shares	Value
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(f) (Cost $2,608,603)	2,608,603	$2,608,603
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $1,118,122,311)		1,640,167,118
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.56%
Invesco Private Government Fund, 3.73%(d)(f)(g)	2,543,791	2,543,791
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(d)(f)(g)	6,650,672	$6,652,002
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,195,793)		9,195,793
TOTAL INVESTMENTS IN SECURITIES-100.45% (Cost $1,127,318,104)		1,649,362,911
OTHER ASSETS LESS LIABILITIES-(0.45)%		(7,358,874)
NET ASSETS-100.00%		$1,642,004,037

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Invesco Ltd.	$287,569	$265,364	$(105,735)	$104,930	$42,010	$594,138	$11,560
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	195,796	81,431,927	(79,019,120)	-	-	2,608,603	52,321
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,538,942	58,819,944	(59,815,095)	-	-	2,543,791	85,355 *
Invesco Private Prime Fund	9,892,909	110,971,762	(114,210,291)	(500)	(1,878)	6,652,002	223,454 *
Total	$13,915,216	$251,488,997	$(253,150,241)	$104,430	$40,132	$12,398,534	$372,690

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-0.89%
New York Times Co. (The), Class A	22,243	$1,496,287
Nexstar Media Group, Inc., Class A	3,915	713,039
Pinterest, Inc., Class A(b)	72,058	1,564,379
		3,773,705
Consumer Discretionary-10.14%
Abercrombie & Fitch Co., Class A(b)	5,531	791,376
Aramark	35,153	1,979,465
Autoliv, Inc. (Sweden)	9,399	1,139,253
AutoNation, Inc.(b)	3,378	679,823
Bath & Body Works, Inc.	30,120	579,810
BorgWarner, Inc.	27,867	1,787,947
Boyd Gaming Corp.	7,331	568,812
Brunswick Corp.	9,246	701,771
Burlington Stores, Inc.(b)	8,227	2,137,046
Chewy, Inc., Class A(b)	35,924	854,991
Churchill Downs, Inc.	8,699	760,989
Columbia Sportswear Co.	3,447	197,858
Crocs, Inc.(b)	6,525	785,480
Dick’s Sporting Goods, Inc.	9,389	1,268,454
Duolingo, Inc.(b)	4,893	725,925
Five Below, Inc.(b)	8,554	2,111,469
Floor & Decor Holdings, Inc., Class A(b)(c)	14,986	753,346
GameStop Corp., Class A(b)(c)	51,989	955,558
Gap, Inc. (The)(c)	30,282	675,591
Gentex Corp.	28,756	643,272
Graham Holdings Co., Class B	435	491,067
Grand Canyon Education, Inc.(b)	3,659	542,008
Harley-Davidson, Inc.(c)	15,578	429,953
Hilton Grand Vacations, Inc.(b)(c)	8,328	353,190
Hyatt Hotels Corp., Class A(c)	5,249	876,426
KB Home	7,885	420,271
Lear Corp.	6,904	862,931
Lithia Motors, Inc., Class A	3,092	1,135,753
Macy’s, Inc.	33,352	732,410
Mattel, Inc.(b)(c)	42,091	629,260
Murphy USA, Inc.	1,867	962,233
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	8,514	642,126
Penske Automotive Group, Inc.	2,310	500,323
Polaris, Inc.	7,549	487,212
PVH Corp.	7,264	538,698
RH(b)(c)	2,049	305,608
Service Corp. International	18,954	1,547,405
SharkNinja, Inc.(b)(c)	8,956	1,723,940
Somnigroup International, Inc.	29,000	1,877,750
Texas Roadhouse, Inc.	9,716	1,900,450
Thor Industries, Inc.(c)	7,434	564,984
Toll Brothers, Inc.	12,622	1,810,626
Travel + Leisure Co.	8,180	562,457
V.F. Corp.	45,942	617,460
Vail Resorts, Inc.(c)	4,697	643,066
Visteon Corp.	3,652	371,847
Whirlpool Corp.(c)	9,141	373,318
Wyndham Hotels & Resorts, Inc.	10,556	777,555
YETI Holdings, Inc.(b)(c)	10,295	422,610
		43,201,173
	Shares	Value
Consumer Staples-3.45%
Albertson’s Cos., Inc., Class A(c)	50,333	$621,613
BJ’s Wholesale Club Holdings, Inc., Class C(b)	16,128	1,462,003
Boston Beer Co., Inc. (The), Class A(b)(c)	1,023	181,900
Coca-Cola Consolidated, Inc.	6,850	1,339,654
Darling Ingredients, Inc.(b)	21,331	1,413,605
e.l.f. Beauty, Inc.(b)(c)	7,616	830,525
Ingredion, Inc.(c)	8,322	860,994
Maplebear, Inc.(b)	23,695	1,197,071
Marzetti Co. (The)	2,772	312,266
Performance Food Group Co.(b)	20,443	2,027,332
Pilgrim’s Pride Corp.(b)	5,439	170,676
Post Holdings, Inc.(b)(c)	5,523	460,397
Sprouts Farmers Market, Inc.(b)(c)	12,371	1,014,917
US Foods Holding Corp.(b)	26,751	2,804,575
		14,697,528
Energy-5.69%
Antero Midstream Corp.	43,122	966,795
Antero Resources Corp.(b)	39,311	1,512,687
Chord Energy Corp.	7,242	1,065,371
CNX Resources Corp.(b)(c)	19,290	701,770
DT Midstream, Inc.	13,500	1,768,770
HF Sinclair Corp.	20,627	2,095,909
Matador Resources Co.(c)	15,222	883,028
Murphy Oil Corp.	16,228	591,024
NOV, Inc.	45,561	969,994
Ovintiv, Inc.	35,853	2,353,749
PBF Energy, Inc., Class A	10,599	773,621
Permian Resources Corp., Class A	96,349	2,243,968
Range Resources Corp.	31,482	1,300,836
TechnipFMC PLC (United Kingdom)	52,868	4,131,634
Valaris Ltd.(b)(c)	8,969	774,653
Viper Energy, Inc., Class A	25,211	1,129,201
Weatherford International PLC	10,124	989,824
		24,252,834
Financials-15.42%
Affiliated Managers Group, Inc.	3,393	1,249,269
Ally Financial, Inc.	38,340	1,618,331
American Financial Group, Inc.	9,058	1,291,218
Annaly Capital Management, Inc.	97,880	2,243,410
Associated Banc-Corp	21,290	651,687
Bank OZK	13,100	642,948
Brighthouse Financial, Inc.(b)	7,551	400,354
Carlyle Group, Inc. (The)(c)	35,715	1,728,249
CNO Financial Group, Inc.	11,657	638,687
Columbia Banking System, Inc.	38,561	1,142,948
Commerce Bancshares, Inc.	17,511	1,010,560
Corebridge Financial, Inc.	33,861	1,101,837
Cullen/Frost Bankers, Inc.	7,912	1,272,803
East West Bancorp, Inc.	17,569	2,228,803
Essent Group Ltd.	12,544	847,473
Euronet Worldwide, Inc.(b)	5,912	410,943
Evercore, Inc., Class A	5,168	1,480,270
F.N.B. Corp.	46,047	839,437
Federated Hermes, Inc., Class B	9,623	612,504
Fidelity National Financial, Inc.	33,901	1,574,701
First American Financial Corp.(c)	13,625	1,007,160
First Financial Bankshares, Inc.	17,077	567,469
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
August 31, 2026
	Shares	Value
Financials-(continued)
First Horizon Corp.	63,528	$1,545,001
FirstCash Holdings, Inc.	5,366	1,150,846
Flagstar Bank N.A	38,726	515,443
Glacier Bancorp, Inc.(c)	17,058	789,956
Hamilton Lane, Inc., Class A(c)	6,071	660,646
Hancock Whitney Corp.	10,563	786,838
Hanover Insurance Group, Inc. (The)	4,460	1,008,451
Home BancShares, Inc.	23,671	697,348
Houlihan Lokey, Inc.	7,560	1,007,672
International Bancshares Corp.	6,902	484,244
Jefferies Financial Group, Inc.	20,105	1,058,327
Kinsale Capital Group, Inc.(c)	2,866	1,071,597
MGIC Investment Corp.	28,722	880,329
Morningstar, Inc.	3,008	658,572
Old National Bancorp(c)	45,617	1,166,883
Old Republic International Corp.	29,468	1,229,700
Pinnacle Financial Partners, Inc.	21,101	2,109,467
Primerica, Inc.	4,159	1,196,336
Prosperity Bancshares, Inc.	13,084	936,291
Reinsurance Group of America, Inc.	8,579	2,110,777
RenaissanceRe Holdings Ltd. (Bermuda)	5,509	1,804,969
RLI Corp.	11,374	721,908
SEI Investments Co.	12,274	1,362,168
Selective Insurance Group, Inc.	7,599	693,713
SLM Corp.	27,622	717,343
SouthState Bank Corp.	12,968	1,360,214
Starwood Property Trust, Inc.	46,559	730,976
Stifel Financial Corp.	20,289	1,638,945
Texas Capital Bancshares, Inc.	5,842	567,726
UMB Financial Corp.	9,481	1,342,794
United Bankshares, Inc.	18,023	849,424
Unum Group	18,697	1,742,934
Valley National Bancorp(c)	62,153	847,767
Voya Financial, Inc.	11,433	1,158,392
Western Alliance Bancorporation	13,389	1,046,083
WEX, Inc.(b)(c)	4,832	920,883
Wintrust Financial Corp.	8,701	1,308,282
Zions Bancorporation N.A.	18,703	1,247,303
		65,687,609
Health Care-8.75%
Arrowhead Pharmaceuticals, Inc.(b)	20,605	1,697,646
Avantor, Inc.(b)	86,066	1,251,400
BioMarin Pharmaceutical, Inc.(b)	26,193	1,708,569
Bio-Rad Laboratories, Inc., Class A(b)(c)	2,606	1,006,229
Chemed Corp.	1,859	964,282
DENTSPLY SIRONA, Inc.(c)	27,711	309,532
Doximity, Inc., Class A(b)	18,863	503,831
Elanco Animal Health, Inc.(b)	69,224	1,655,838
Encompass Health Corp.	13,773	1,655,652
Ensign Group, Inc. (The)	8,525	1,468,516
Envista Holdings Corp.(b)(c)	21,360	579,710
Exelixis, Inc.(b)	33,304	1,819,731
Globus Medical, Inc., Class A(b)	15,061	1,225,514
Haemonetics Corp.(b)(c)	5,332	549,569
Halozyme Therapeutics, Inc.(b)	14,818	1,577,969
HealthEquity, Inc.(b)(c)	11,186	1,079,896
Illumina, Inc.(b)	20,494	4,378,133
Jazz Pharmaceuticals PLC(b)(c)	8,357	2,094,933
LivaNova PLC(b)	6,848	546,539
	Shares	Value
Health Care-(continued)
Medpace Holdings, Inc.(b)	2,874	$1,707,127
Neurocrine Biosciences, Inc.(b)	13,186	2,031,040
Option Care Health, Inc.(b)(c)	20,651	484,266
Sotera Health Co.(b)	33,820	639,198
Tenet Healthcare Corp.(b)	12,495	3,322,545
United Therapeutics Corp.(b)	5,886	3,004,097
		37,261,762
Industrials-25.97%
Acuity, Inc.	4,432	1,470,493
Advanced Drainage Systems, Inc.	10,294	1,397,205
AECOM	17,459	1,177,260
AeroVironment, Inc.(b)(c)	5,089	754,953
AGCO Corp.	8,288	980,553
Alaska Air Group, Inc.(b)(c)	16,901	698,518
American Airlines Group, Inc.(b)(c)	96,176	1,291,644
API Group Corp.(b)	50,797	1,993,782
Applied Industrial Technologies, Inc.	4,822	1,562,232
ATI, Inc.(b)	17,346	3,542,053
Booz Allen Hamilton Holding Corp.	16,497	1,247,998
Brink’s Co. (The)	5,700	620,901
BWX Technologies, Inc.	13,064	1,989,517
CACI International, Inc., Class A(b)(c)	2,908	1,811,713
Carlisle Cos., Inc.	5,731	1,986,250
Carpenter Technology Corp.	5,963	2,840,892
Clean Harbors, Inc.(b)(c)	6,529	2,058,267
CNH Industrial N.V.(c)	118,502	1,401,879
Core & Main, Inc., Class A(b)(c)	25,215	1,083,236
Curtiss-Wright Corp.	5,123	2,984,301
Donaldson Co., Inc.	15,109	1,373,257
Dycom Industries, Inc.(b)(c)	4,578	1,333,159
EnerSys	5,080	934,009
ESAB Corp.(c)	8,494	640,278
ExlService Holdings, Inc.(b)	20,988	799,223
Exponent, Inc.	7,006	497,496
Flowserve Corp.	17,575	1,390,007
Fluor Corp.(b)	21,023	1,145,964
Fortune Brands Innovations, Inc.	15,451	684,943
FTI Consulting, Inc.(b)(c)	3,866	582,104
GATX Corp.(c)	4,695	821,296
Genpact Ltd.	21,652	822,343
Graco, Inc.	22,748	1,761,378
GXO Logistics, Inc.(b)(c)	16,027	764,969
Hexcel Corp.	9,932	920,398
ITT, Inc.	12,151	2,433,724
KBR, Inc.	17,270	647,625
Kirby Corp.(b)	7,290	1,034,159
Knight-Swift Transportation Holdings, Inc.	20,706	1,418,568
Kratos Defense & Security Solutions, Inc.(b)	28,873	1,471,946
Landstar System, Inc.	4,300	776,709
Lincoln Electric Holdings, Inc.	7,502	2,109,787
Louisiana-Pacific Corp.	9,033	636,917
MasTec, Inc.(b)	9,237	2,214,848
Maximus, Inc.	7,343	424,205
Middleby Corp. (The)(b)	6,237	691,309
Moog, Inc., Class A	3,580	1,329,970
MSA Safety, Inc.	5,162	964,107
MSC Industrial Direct Co., Inc., Class A	5,809	690,574
Mueller Industries, Inc.	28,800	1,797,408
Nextpower, Inc., Class A(b)	27,711	2,273,133
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
August 31, 2026
	Shares	Value
Industrials-(continued)
nVent Electric PLC	22,967	$3,462,275
Oshkosh Corp.	8,648	1,332,743
Parsons Corp.(b)	7,383	359,109
Paylocity Holding Corp.(b)	5,999	961,160
RB Global, Inc. (Canada)	24,981	2,112,893
RBC Bearings, Inc.(b)(c)	4,191	2,071,444
Regal Rexnord Corp.	8,924	1,414,008
Ryder System, Inc.	4,894	1,196,387
Saia, Inc.(b)	3,628	1,288,412
Science Applications International Corp.	5,484	703,159
Sensata Technologies Holding PLC	20,432	838,325
Simpson Manufacturing Co., Inc.	5,642	1,030,286
SPX Technologies, Inc.(b)	6,454	1,269,825
StandardAero, Inc.(b)(c)	29,278	717,018
Sterling Infrastructure, Inc.(b)	4,586	2,155,741
Terex Corp.	14,841	942,552
Tetra Tech, Inc.	35,258	1,274,224
Timken Co. (The)	8,183	985,642
Toro Co. (The)	12,822	1,254,120
TransUnion(c)	27,097	2,300,806
Trex Co., Inc.(b)	13,896	633,380
UFP Industries, Inc.	7,674	648,606
UL Solutions, Inc., Class A	10,541	785,515
Valmont Industries, Inc.	2,668	1,253,053
Vicor Corp.(b)(c)	3,686	691,788
Watsco, Inc.(c)	4,561	1,413,089
Watts Water Technologies, Inc., Class A	3,611	1,320,723
WESCO International, Inc.	7,019	2,389,268
Woodward, Inc.	7,588	2,578,554
XPO, Inc.(b)	15,499	3,006,651
		110,670,216
Information Technology-13.40%
Advanced Energy Industries, Inc.	4,946	1,369,350
Allegro MicroSystems, Inc.(b)	17,816	645,830
Amkor Technology, Inc.	15,176	717,825
AppFolio, Inc., Class A(b)(c)	3,105	727,222
Arrow Electronics, Inc.(b)	6,803	1,390,737
Avnet, Inc.	11,126	996,445
Belden, Inc.	5,225	598,054
Bentley Systems, Inc., Class B	19,999	734,963
BILL Holdings, Inc.(b)(c)	13,483	663,768
Cirrus Logic, Inc.(b)	7,331	802,818
Cognex Corp.	24,847	1,514,673
Crane NXT Co.	6,796	332,324
DigitalOcean Holdings, Inc.(b)(c)	9,665	1,069,819
DocuSign, Inc.(b)	31,156	2,064,708
Dolby Laboratories, Inc., Class A	8,564	527,200
Entegris, Inc.	21,866	2,958,251
Everpure, Inc., Class A(b)	50,071	4,654,099
Fabrinet (Thailand)(b)	5,394	2,227,344
InterDigital, Inc.	3,406	1,141,112
IPG Photonics Corp.(b)(c)	3,704	281,800
Kyndryl Holdings, Inc.(b)(c)	33,787	454,435
Lattice Semiconductor Corp.(b)	20,308	2,342,325
Littelfuse, Inc.	3,537	1,457,881
MACOM Technology Solutions Holdings, Inc.(b)	8,870	2,340,172
Manhattan Associates, Inc.(b)	8,262	1,843,996
MKS, Inc.	9,205	2,358,689
	Shares	Value
Information Technology-(continued)
Okta, Inc.(b)	24,274	$4,200,373
Onto Innovation, Inc.(b)	6,358	1,698,921
Pegasystems, Inc.	13,215	486,444
Qualys, Inc.(b)	4,749	883,979
Rambus, Inc.(b)	15,150	1,313,354
Silicon Laboratories, Inc.(b)	4,396	962,944
Synaptics, Inc.(b)(c)	5,498	531,767
TD SYNNEX Corp.	9,779	2,472,620
TTM Technologies, Inc.(b)	13,924	1,655,842
Twilio, Inc., Class A(b)	18,652	4,394,971
UiPath, Inc., Class A(b)(c)	62,331	1,163,720
Universal Display Corp.(c)	6,196	515,321
Vontier Corp.	18,897	608,672
		57,104,768
Materials-6.09%
Alcoa Corp.	40,970	2,046,451
AptarGroup, Inc.	8,684	1,142,988
Ashland, Inc.	5,437	398,695
Avient Corp.	12,382	545,551
Axalta Coating Systems Ltd.(b)(c)	27,310	994,630
Cabot Corp.	7,329	606,182
Cleveland-Cliffs, Inc.(b)	83,461	963,975
Commercial Metals Co.	15,309	1,032,898
Crown Holdings, Inc.	14,916	1,736,073
Eagle Materials, Inc.	4,356	846,197
Graphic Packaging Holding Co.(c)	42,885	480,312
Greif, Inc., Class A	3,246	268,607
Hecla Mining Co.	113,229	2,249,860
Knife River Corp.(b)(c)	8,171	512,322
NewMarket Corp.	979	878,848
Olin Corp.	16,358	284,629
Reliance, Inc.	6,749	2,591,953
Royal Gold, Inc.	12,334	3,224,971
RPM International, Inc.	17,385	1,809,779
Scotts Miracle-Gro Co. (The)	5,924	354,255
Silgan Holdings, Inc.	11,144	462,922
Solstice Advanced Materials, Inc.	23,013	1,458,794
Sonoco Products Co.(c)	13,087	721,748
Westlake Corp.	4,440	333,311
		25,945,951
Real Estate-7.24%
Agree Realty Corp.	15,708	1,134,903
American Healthcare REIT, Inc.	24,768	1,367,441
American Homes 4 Rent, Class A	42,097	1,401,830
Brixmor Property Group, Inc.	39,263	1,134,308
CareTrust REIT, Inc.(c)	32,322	1,258,942
COPT Defense Properties	14,107	507,852
Cousins Properties, Inc.	20,643	598,441
CubeSmart	29,219	1,160,579
EastGroup Properties, Inc.	7,154	1,427,223
EPR Properties	9,744	572,070
Equity LifeStyle Properties, Inc.	24,873	1,578,192
First Industrial Realty Trust, Inc.	17,539	1,085,313
Gaming and Leisure Properties, Inc.	36,693	1,543,675
Healthcare Realty Trust, Inc.(c)	45,347	863,407
Independence Realty Trust, Inc.	30,146	487,762
Jones Lang LaSalle, Inc.(b)	5,968	2,183,512
Kilroy Realty Corp.(c)	12,951	470,121
Kite Realty Group Trust	27,486	709,139
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
August 31, 2026
	Shares	Value
Real Estate-(continued)
Lamar Advertising Co., Class A	11,736	$1,748,781
NNN REIT, Inc.	24,379	1,101,931
Omega Healthcare Investors, Inc.	40,243	1,839,910
Park Hotels & Resorts, Inc.(c)	23,257	355,832
Rayonier, Inc.(c)	37,496	768,668
Rexford Industrial Realty, Inc.(c)	31,530	1,167,871
Sabra Health Care REIT, Inc.(c)	35,579	725,456
STAG Industrial, Inc.(c)	25,426	947,119
Vornado Realty Trust	18,851	704,650
W.P. Carey, Inc.	28,712	2,008,692
		30,853,620
Utilities-2.89%
Black Hills Corp.	10,199	731,064
Essential Utilities, Inc.	37,144	1,529,219
IDACORP, Inc.(c)	7,146	973,000
National Fuel Gas Co.	12,705	1,055,277
New Jersey Resources Corp.(c)	13,445	717,156
NorthWestern Energy Group, Inc.	8,287	573,129
OGE Energy Corp.	27,235	1,242,733
ONE Gas, Inc.	8,074	640,026
Ormat Technologies, Inc.	8,149	831,198
Portland General Electric Co.	14,841	725,131
Southwest Gas Holdings, Inc.	8,330	735,789
Spire, Inc.	8,067	660,203
TXNM Energy, Inc.	13,489	777,101
UGI Corp.	28,766	1,106,053
		12,297,079
Total Common Stocks & Other Equity Interests (Cost $320,745,888)		425,746,245
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $107,499)	107,499	$107,499
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $320,853,387)		425,853,744
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.09%
Invesco Private Government Fund, 3.73%(d)(e)(f)	13,620,449	13,620,449
Invesco Private Prime Fund, 3.82%(d)(e)(f)	33,633,616	33,640,343
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $47,258,385)		47,260,792
TOTAL INVESTMENTS IN SECURITIES-111.04% (Cost $368,111,772)		473,114,536
OTHER ASSETS LESS LIABILITIES-(11.04)%		(47,053,755)
NET ASSETS-100.00%		$426,060,781

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,764,925	$(9,657,426)	$-	$-	$107,499	$6,447
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,347,836	$143,988,212	$(143,715,599)	$-	$-	$13,620,449	$510,312 *
Invesco Private Prime Fund	35,151,689	240,659,906	(242,165,190)	(47)	(6,015)	33,640,343	1,385,659 *
Total	$48,499,525	$394,413,043	$(395,538,215)	$(47)	$(6,015)	$47,368,291	$1,902,418

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P MidCap Low Volatility ETF (XMLV)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Consumer Discretionary-3.95%
Aramark	125,380	$7,060,148
Boyd Gaming Corp.	89,786	6,966,496
Gentex Corp.	319,217	7,140,884
Service Corp. International	96,996	7,918,753
		29,086,281
Consumer Staples-1.53%
Ingredion, Inc.(b)	108,760	11,252,310
Energy-2.51%
Antero Midstream Corp.	423,996	9,505,990
DT Midstream, Inc.	68,518	8,977,229
		18,483,219
Financials-34.82%
American Financial Group, Inc.	70,273	10,017,416
Annaly Capital Management, Inc.	418,752	9,597,796
Bank OZK	151,164	7,419,129
CNO Financial Group, Inc.	166,681	9,132,452
Commerce Bancshares, Inc.	158,023	9,119,507
Cullen/Frost Bankers, Inc.	52,589	8,459,992
East West Bancorp, Inc.	57,319	7,271,488
Essent Group Ltd.	124,667	8,422,503
F.N.B. Corp.	404,925	7,381,783
Federated Hermes, Inc., Class B	131,408	8,364,119
Fidelity National Financial, Inc.	157,620	7,321,449
First Financial Bankshares, Inc.	219,336	7,288,535
First Horizon Corp.	298,907	7,269,418
Hancock Whitney Corp.	96,418	7,182,177
Hanover Insurance Group, Inc. (The)	41,902	9,474,461
Home BancShares, Inc.	285,550	8,412,303
International Bancshares Corp.	117,239	8,225,488
MGIC Investment Corp.	274,061	8,399,970
Old Republic International Corp.	190,050	7,930,787
Primerica, Inc.	28,860	8,301,579
Prosperity Bancshares, Inc.	117,130	8,381,823
Reinsurance Group of America, Inc.	33,276	8,187,227
RenaissanceRe Holdings Ltd. (Bermuda)	25,332	8,299,777
RLI Corp.(b)	119,174	7,563,974
SEI Investments Co.	79,576	8,831,345
Selective Insurance Group, Inc.	83,740	7,644,625
SouthState Bank Corp.	72,620	7,617,112
Starwood Property Trust, Inc.(b)	699,891	10,988,289
United Bankshares, Inc.(b)	174,319	8,215,654
Unum Group	95,288	8,882,747
Wintrust Financial Corp.	47,118	7,084,662
		256,689,587
Health Care-0.97%
Encompass Health Corp.	59,776	7,185,673
Industrials-4.31%
GATX Corp.(b)	45,303	7,924,854
Graco, Inc.	115,680	8,957,103
MSA Safety, Inc.	39,029	7,289,446
Toro Co. (The)	78,088	7,637,787
		31,809,190
Materials-2.99%
Crown Holdings, Inc.	61,922	7,207,101
	Shares	Value
Materials-(continued)
Greif, Inc., Class A	89,620	$7,416,055
Reliance, Inc.	19,415	7,456,331
		22,079,487
Real Estate-27.23%
Agree Realty Corp.	160,068	11,564,913
American Healthcare REIT, Inc.(b)	150,557	8,312,252
American Homes 4 Rent, Class A	287,548	9,575,348
Brixmor Property Group, Inc.	357,800	10,336,842
CareTrust REIT, Inc.(b)	202,488	7,886,908
COPT Defense Properties(b)	285,833	10,289,988
CubeSmart	206,695	8,209,925
EastGroup Properties, Inc.	51,417	10,257,691
EPR Properties	138,636	8,139,320
Equity LifeStyle Properties, Inc.	167,828	10,648,687
First Industrial Realty Trust, Inc.	151,938	9,401,923
Gaming and Leisure Properties, Inc.	241,903	10,176,859
Healthcare Realty Trust, Inc.(b)	480,197	9,142,951
Independence Realty Trust, Inc.	537,682	8,699,695
Kite Realty Group Trust(b)	381,317	9,837,979
Lamar Advertising Co., Class A	55,918	8,332,341
NNN REIT, Inc.(b)	248,763	11,244,088
Omega Healthcare Investors, Inc.	209,257	9,567,230
Sabra Health Care REIT, Inc.(b)	405,641	8,271,020
STAG Industrial, Inc.(b)	258,238	9,619,365
W.P. Carey, Inc.	160,245	11,210,740
		200,726,065
Utilities-21.47%
Black Hills Corp.	117,500	8,422,400
Essential Utilities, Inc.	224,325	9,235,460
IDACORP, Inc.(b)	78,784	10,727,230
National Fuel Gas Co.	121,444	10,087,139
New Jersey Resources Corp.(b)	198,601	10,593,377
NorthWestern Energy Group, Inc.	117,328	8,114,405
OGE Energy Corp.(b)	248,659	11,346,310
ONE Gas, Inc.(b)	135,997	10,780,482
Portland General Electric Co.	216,422	10,574,379
Southwest Gas Holdings, Inc.	116,964	10,331,430
Spire, Inc.	123,104	10,074,831
TXNM Energy, Inc.	667,496	38,454,445
UGI Corp.	247,763	9,526,487
		158,268,375
Total Common Stocks & Other Equity Interests (Cost $666,400,268)		735,580,187
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $1,005,375)	1,005,375	1,005,375
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $667,405,643)		736,585,562
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
August 31, 2026
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.79%
Invesco Private Government Fund, 3.73%(c)(d)(e)	18,006,361	$18,006,361
Invesco Private Prime Fund, 3.82%(c)(d)(e)	46,758,499	46,767,851
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $64,772,135)		64,774,212
TOTAL INVESTMENTS IN SECURITIES-108.70% (Cost $732,177,778)		801,359,774
OTHER ASSETS LESS LIABILITIES-(8.70)%		(64,165,276)
NET ASSETS-100.00%		$737,194,498

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$536,778	$64,962,603	$(64,494,006)	$-	$-	$1,005,375	$35,871
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,858,966	308,446,399	(319,299,004)	-	-	18,006,361	896,051 *
Invesco Private Prime Fund	75,111,105	637,034,536	(665,367,270)	(2,989)	(7,531)	46,767,851	2,452,090 *
Total	$104,506,849	$1,010,443,538	$(1,049,160,280)	$(2,989)	$(7,531)	$65,779,587	$3,384,012

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-2.66%
CarGurus, Inc.(b)(c)	13,801	$492,144
Cinemark Holdings, Inc.	13,977	497,721
DoubleVerify Holdings, Inc.(b)(c)	20,035	268,469
Iridium Communications, Inc.	19,029	893,982
John Wiley & Sons, Inc., Class A(c)	6,088	318,950
People, Inc.(b)(c)	11,071	423,798
QuinStreet, Inc.(b)	9,240	179,626
Scholastic Corp.	2,969	114,010
Shenandoah Telecommunications Co.(c)	7,160	88,569
Sphere Entertainment Co.(b)(c)	4,152	565,918
Telephone and Data Systems, Inc.(c)	15,393	518,436
TripAdvisor, Inc.(b)(c)	17,632	167,857
Uniti Group, Inc.(b)(c)	27,617	273,961
Versant Media Group, Inc.	25,362	1,042,885
Yelp, Inc.(b)(c)	8,744	195,428
Ziff Davis, Inc.(b)(c)	6,197	341,765
ZoomInfo Technologies, Inc., Class A(b)	52,818	223,948
		6,607,467
Consumer Discretionary-13.91%
Academy Sports & Outdoors, Inc.(c)	11,287	484,890
Acushnet Holdings Corp.	4,126	356,445
Adient PLC(b)	13,143	249,323
ADT, Inc.	93,399	690,219
Advance Auto Parts, Inc.(c)	9,744	411,002
American Eagle Outfitters, Inc.	22,649	376,653
Asbury Automotive Group, Inc.(b)(c)	2,945	622,573
BJ’s Restaurants, Inc.(b)	3,275	208,257
Boot Barn Holdings, Inc.(b)	4,997	752,698
Bright Horizons Family Solutions, Inc.(b)	8,808	653,377
Brinker International, Inc.(b)(c)	6,725	1,536,662
Buckle, Inc. (The)(c)	4,968	211,637
Caesars Entertainment, Inc.(b)(c)	32,127	954,172
Callaway Golf Co.(b)	21,098	331,450
CarMax, Inc.(b)	20,859	1,279,282
Carter’s, Inc.	5,700	184,623
Cavco Industries, Inc.(b)	1,178	658,655
Century Communities, Inc.	3,717	251,083
Champion Homes, Inc.(b)	8,659	772,989
Cheesecake Factory, Inc. (The)(c)	6,855	750,554
Covista, Inc.(b)(c)	4,990	660,327
Cracker Barrel Old Country Store, Inc.(c)	2,705	149,424
Dana, Inc.	17,905	536,792
Dauch Corp. (Mexico)(b)	41,354	258,876
Dorman Products, Inc.(b)(c)	4,344	559,724
Dream Finders Homes, Inc., Class A(b)(c)	4,879	68,550
Fox Factory Holding Corp.(b)	6,811	139,149
Frontdoor, Inc.(b)	10,656	861,751
Gentherm, Inc.(b)(c)	4,808	188,906
G-III Apparel Group Ltd.(c)	5,615	182,993
Green Brick Partners, Inc.(b)(c)	4,671	337,340
Group 1 Automotive, Inc.	1,830	493,258
Installed Building Products, Inc.(c)	3,882	942,666
Kohl’s Corp.	16,182	288,363
Kontoor Brands, Inc.	7,730	582,919
Laureate Education, Inc., Class A(b)	18,785	705,001
La-Z-Boy, Inc.	6,614	209,267
	Shares	Value
Consumer Discretionary-(continued)
LCI Industries	4,651	$468,030
LGI Homes, Inc.(b)	2,945	164,743
Life Time Group Holdings, Inc.(b)	24,094	1,012,430
LKQ Corp.	43,572	1,093,657
M/I Homes, Inc.(b)	4,006	596,133
MarineMax, Inc.(b)	3,265	170,368
Marriott Vacations Worldwide Corp.(c)	4,284	446,650
Matthews International Corp., Class A(c)	5,148	106,924
Meritage Homes Corp.	9,869	685,205
Mohawk Industries, Inc.(b)	8,765	1,124,111
Monarch Casino & Resort, Inc.	1,826	219,942
National Vision Holdings, Inc.(b)(c)	12,046	205,746
Newell Brands, Inc.	50,713	316,956
OneSpaWorld Holdings Ltd. (Bahamas)(c)	16,267	403,910
Papa John’s International, Inc.(c)	5,635	132,310
Patrick Industries, Inc.(c)	5,758	470,544
Perdoceo Education Corp.	8,861	294,540
Phinia, Inc.	5,800	396,952
Pursuit Attractions and Hospitality, Inc.(b)(c)	3,308	158,784
Red Rock Resorts, Inc., Class A	7,301	410,024
Sally Beauty Holdings, Inc.(b)(c)	15,700	257,166
Shake Shack, Inc., Class A(b)(c)	7,597	523,357
Signet Jewelers Ltd.(c)	6,609	543,788
Sonic Automotive, Inc., Class A(c)	2,322	182,625
Sonos, Inc.(b)	20,726	323,326
Standard Motor Products, Inc.	3,358	126,664
Steven Madden Ltd.	11,408	492,597
Strategic Education, Inc.	3,488	288,946
Stride, Inc.(b)(c)	6,217	538,952
Under Armour, Inc., Class A(b)(c)	50,153	252,771
Universal Technical Institute, Inc.(b)(c)	7,594	160,461
Upbound Group, Inc.	8,827	161,534
Urban Outfitters, Inc.(b)(c)	8,599	693,853
Versigent PLC(b)	10,558	500,449
Victoria’s Secret & Co.(b)	9,499	811,310
Wendy’s Co. (The)(c)	29,256	242,825
Winnebago Industries, Inc.	4,841	145,666
Wolverine World Wide, Inc.(c)	13,355	263,494
XPEL, Inc.(b)(c)	4,051	199,552
		34,489,145
Consumer Staples-3.04%
Andersons, Inc. (The)	5,092	330,318
Cal-Maine Foods, Inc.(c)	6,768	534,131
Central Garden & Pet Co., Class A(b)	8,898	331,095
Chefs’ Warehouse, Inc. (The)(b)(c)	5,191	583,832
Del Monte Corp.	5,808	183,997
Edgewell Personal Care Co.	6,043	173,555
Energizer Holdings, Inc.(c)	9,123	198,699
Freshpet, Inc.(b)(c)	7,948	555,247
Grocery Outlet Holding Corp.(b)(c)	14,407	172,164
Interparfums, Inc.	2,795	328,217
J&J Snack Foods Corp.(c)	2,327	205,195
John B. Sanfilippo & Son, Inc.	1,392	102,576
Lamb Weston Holdings, Inc.	21,724	1,184,610
National Beverage Corp.	3,719	117,632
PriceSmart, Inc.	3,924	667,119
Reynolds Consumer Products, Inc.	8,056	186,496
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
August 31, 2026
	Shares	Value
Consumer Staples-(continued)
Simply Good Foods Co. (The)(b)(c)	12,403	$142,014
Tootsie Roll Industries, Inc.	3,082	125,931
United Natural Foods, Inc.(b)(c)	9,890	433,775
Universal Corp.(c)	3,793	172,582
Vita Coco Co., Inc. (The)(b)(c)	6,693	392,979
WD-40 Co.	1,939	415,237
		7,537,401
Energy-6.01%
Archrock, Inc.	26,273	828,125
Atlas Energy Solutions, Inc.(c)	12,009	157,318
Bristow Group, Inc.	3,902	177,112
Cactus, Inc., Class A	10,994	773,098
California Resources Corp.	12,650	670,830
Comstock Resources, Inc.(b)(c)	12,575	181,457
Core Natural Resources, Inc.	7,932	811,444
Crescent Energy Co., Class A	38,351	525,025
CVR Energy, Inc.(c)	5,127	214,616
Dorian LPG Ltd.	5,434	271,917
Helix Energy Solutions Group, Inc.(b)	21,170	218,051
Helmerich & Payne, Inc.	15,468	674,095
Innovex International, Inc.(b)	5,720	175,432
International Seaways, Inc.	6,053	597,068
Kodiak Gas Services, Inc.	14,989	880,904
Liberty Energy, Inc., Class A	26,852	529,253
Magnolia Oil & Gas Corp., Class A(c)	28,430	763,345
Noble Corp. PLC	20,176	924,666
Oceaneering International, Inc.(b)(c)	15,505	802,539
Par Pacific Holdings, Inc.(b)	7,825	625,374
Patterson-UTI Energy, Inc.	51,515	651,150
Peabody Energy Corp.	20,025	594,542
REX American Resources Corp.(b)	4,817	197,882
RPC, Inc.	13,053	85,236
SM Energy Co.	33,850	1,258,543
Talos Energy, Inc.(b)	19,126	330,115
Tidewater, Inc.(b)(c)	7,374	686,667
World Kinect Corp.	8,113	290,040
		14,895,844
Financials-20.10%
Acadian Asset Management, Inc.	4,004	377,177
Adamas Trust, Inc.	13,700	133,438
Ameris Bancorp	9,989	841,573
AMERISAFE, Inc.	2,883	75,073
Arbor Realty Trust, Inc.(c)	34,497	172,830
ARMOUR Residential REIT, Inc.(c)	18,176	294,815
Artisan Partners Asset Management, Inc., Class A(c)	12,214	519,950
Assured Guaranty Ltd.	6,766	505,420
Atlantic Union Bankshares Corp., Class B	21,968	885,969
Axos Financial, Inc.(b)	8,925	863,851
Banc of California, Inc.	20,931	389,735
BancFirst Corp.	3,206	350,159
Bancorp, Inc. (The)(b)	6,801	442,065
Bank of Hawaii Corp.	6,223	472,512
BankUnited, Inc.	11,428	521,117
Banner Corp.	5,313	372,654
Beacon Financial Corp.	13,146	408,183
BGC Group, Inc., Class A(c)	54,644	656,274
Blackstone Mortgage Trust, Inc., Class A(c)	25,353	352,407
Bread Financial Holdings, Inc.	6,511	680,204
	Shares	Value
Financials-(continued)
Capitol Federal Financial, Inc.	18,334	$157,856
Cathay General Bancorp	10,415	637,502
Central Pacific Financial Corp.	3,999	148,843
City Holding Co.	2,210	315,920
Cohen & Steers, Inc.	4,028	324,939
Community Financial System, Inc.	8,256	518,064
Customers Bancorp, Inc.(b)	5,036	393,714
CVB Financial Corp.	25,983	576,043
Dave, Inc.(b)(c)	1,847	664,033
Dime Community Bancshares, Inc., Class B	6,203	250,601
Donnelley Financial Solutions, Inc.(b)(c)	4,465	215,660
Eagle Bancorp, Inc.(c)	4,303	117,429
Ellington Financial, Inc.	19,811	265,071
Employers Holdings, Inc.	3,343	164,108
Enact Holdings, Inc.	4,519	217,816
Encore Capital Group, Inc.(b)(c)	3,543	343,706
Enova International, Inc.(b)	3,545	803,722
EVERTEC, Inc.	10,425	308,893
EZCORP, Inc., Class A(b)(c)	10,070	325,462
F&G Annuities & Life, Inc.(c)	5,815	138,397
FB Financial Corp.	6,282	357,823
First Bancorp	24,090	671,629
First Bancorp/Southern Pines NC	6,419	407,157
First Commonwealth Financial Corp.	15,845	327,992
First Financial Bancorp	16,127	526,224
First Hawaiian, Inc.	18,896	483,927
First Interstate BancSystem, Inc., Class A	13,822	508,788
Franklin BSP Realty Trust, Inc.(c)	13,499	112,987
Fulton Financial Corp.	29,203	685,102
Genworth Financial, Inc., Class A(b)	61,228	608,606
HA Sustainable Infrastructure Capital, Inc.(c)	22,980	908,859
Hanmi Financial Corp.	4,559	141,329
HCI Group, Inc.	1,636	303,854
Heritage Financial Corp.	6,220	177,705
Hilltop Holdings, Inc.	6,619	251,853
Hope Bancorp, Inc.	19,881	274,159
Horace Mann Educators Corp.	6,115	311,192
Independent Bank Corp.	7,708	625,735
Jackson Financial, Inc., Class A	10,947	1,460,658
Kemper Corp.	9,340	263,201
Lakeland Financial Corp.	3,985	235,474
Lincoln National Corp.	26,339	1,121,778
MarketAxess Holdings, Inc.	6,650	1,081,490
Merchants Bancorp(c)	4,450	234,248
Mercury General Corp.	4,113	419,361
Moelis & Co., Class A	11,907	810,509
National Bank Holdings Corp., Class A	7,002	289,113
NBT Bancorp, Inc.	8,152	419,176
NCR Atleos Corp.(b)	11,939	548,239
NMI Holdings, Inc., Class A(b)	11,781	522,487
Northwest Bancshares, Inc.	22,634	346,074
OFG Bancorp	6,708	349,151
Palomar Holdings, Inc.	4,002	530,545
Park National Corp.	2,501	488,420
Pathward Financial, Inc.	3,498	284,947
Payoneer Global, Inc.(b)	35,879	255,100
PennyMac Mortgage Investment Trust(c)	14,715	137,144
Piper Sandler Cos.	11,062	830,314
PJT Partners, Inc., Class A	3,774	680,792
Preferred Bank(c)	1,718	175,975
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
August 31, 2026
	Shares	Value
Financials-(continued)
PROG Holdings, Inc.	6,401	$244,070
Provident Financial Services, Inc.	20,047	469,100
Radian Group, Inc.	21,280	763,101
Remitly Global, Inc.(b)	30,404	813,003
Renasant Corp.	14,691	601,009
Rithm Capital Corp.(c)	90,338	906,090
S&T Bancorp, Inc.	5,691	281,591
Safety Insurance Group, Inc.	2,325	241,196
Seacoast Banking Corp. of Florida(c)	15,198	516,048
ServisFirst Bancshares, Inc.(c)	15,639	673,103
Sezzle, Inc.(b)(c)	2,658	320,422
Simmons First National Corp., Class A(c)	22,616	510,669
SiriusPoint Ltd.(b)(c)	15,211	367,954
Southside Bancshares, Inc.	4,304	135,834
Stewart Information Services Corp.(c)	4,719	323,959
StoneX Group, Inc.(b)	15,267	1,045,484
Tompkins Financial Corp.	1,921	186,568
Triumph Financial, Inc.(b)(c)	3,513	250,301
Trupanion, Inc.(b)(c)	5,036	146,799
TrustCo Bank Corp.	2,722	154,392
Trustmark Corp.	9,218	423,291
United Community Banks, Inc.	18,703	651,613
United Fire Group, Inc.	3,248	174,970
Victory Capital Holdings, Inc., Class A	7,299	861,355
Virtu Financial, Inc., Class A	11,513	755,713
Virtus Investment Partners, Inc.(c)	1,028	170,134
WaFd, Inc.	11,806	422,183
Walker & Dunlop, Inc.	5,337	216,309
Westamerica Bancorporation	3,824	221,983
Western Union Co. (The)(c)	56,249	402,743
WisdomTree, Inc.	20,864	501,988
World Acceptance Corp.(b)(c)	438	80,509
WSFS Financial Corp.	8,241	638,265
		49,844,051
Health Care-10.61%
Acadia Healthcare Co., Inc.(b)(c)	14,318	394,604
Acadia Pharmaceuticals, Inc.(b)	20,408	589,995
AdaptHealth Corp.(b)	17,451	97,551
Addus HomeCare Corp.(b)(c)	2,861	328,071
ADMA Biologics, Inc.(b)(c)	35,701	335,232
Alignment Healthcare, Inc.(b)(c)	19,013	254,774
Alkermes PLC(b)(c)	25,404	1,193,734
AMN Healthcare Services, Inc.(b)(c)	6,038	206,983
Amneal Pharmaceuticals, Inc.(b)	23,345	407,837
Amphastar Pharmaceuticals, Inc.(b)(c)	5,260	118,508
ANI Pharmaceuticals, Inc.(b)(c)	2,748	201,291
Arcus Biosciences, Inc.(b)	15,530	454,718
Artivion, Inc.(b)(c)	7,275	196,352
Astrana Health, Inc.(b)(c)	6,680	254,575
Azenta, Inc.(b)(c)	6,681	218,135
Certara, Inc.(b)(c)	21,394	177,356
Collegium Pharmaceutical, Inc.(b)	4,866	119,752
Concentra Group Holdings Parent, Inc.	17,815	601,078
CONMED Corp.	4,854	241,972
Corcept Therapeutics, Inc.(b)	13,313	1,509,029
CorVel Corp.(b)(c)	5,022	345,915
Enovis Corp.(b)(c)	9,411	231,416
Fortrea Holdings, Inc.(b)(c)	13,872	254,829
Glaukos Corp.(b)	7,747	1,391,051
	Shares	Value
Health Care-(continued)
Harmony Biosciences Holdings, Inc.(b)	5,640	$222,103
ICU Medical, Inc.(b)(c)	3,821	660,842
Indivior Pharmaceuticals, Inc.(b)	18,861	658,815
Innoviva, Inc.(b)(c)	10,545	219,020
Inspire Medical Systems, Inc.(b)(c)	4,055	255,424
Integer Holdings Corp.(b)	5,480	686,370
LeMaitre Vascular, Inc.(c)	3,410	273,755
LifeStance Health Group, Inc.(b)(c)	35,397	437,507
Ligand Pharmaceuticals, Inc.(b)(c)	2,937	834,402
Merit Medical Systems, Inc.(b)	8,919	808,597
National HealthCare Corp.	1,902	411,840
Neogen Corp.(b)(c)	33,918	392,092
NeoGenomics, Inc.(b)(c)	19,236	344,517
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	762	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	762	0
Omnicell, Inc.(b)(c)	8,271	290,808
Organon & Co.	41,393	569,568
Pacira BioSciences, Inc.(b)(c)	6,495	168,221
Pediatrix Medical Group, Inc.(b)	12,268	321,790
Perrigo Co. PLC	21,702	317,717
Phibro Animal Health Corp., Class A	3,247	122,542
Prestige Consumer Healthcare, Inc.(b)	7,297	377,839
Privia Health Group, Inc.(b)	17,311	354,702
Progyny, Inc.(b)	12,618	322,895
Protagonist Therapeutics, Inc.(b)	8,844	1,306,701
QuidelOrtho Corp.(b)	10,444	150,707
Sarepta Therapeutics, Inc.(b)(c)	19,823	416,878
Schrodinger, Inc.(b)(c)	9,609	187,375
STAAR Surgical Co.(b)(c)	8,080	182,527
Supernus Pharmaceuticals, Inc.(b)	9,395	415,353
Teleflex, Inc.	6,870	975,883
TG Therapeutics, Inc.(b)(c)	17,695	960,838
TransMedics Group, Inc.(b)(c)	4,912	416,881
U.S. Physical Therapy, Inc.	2,479	192,717
UFP Technologies, Inc.(b)(c)	1,168	348,006
Veracyte, Inc.(b)(c)	12,157	525,061
Vir Biotechnology, Inc.(b)(c)	20,807	227,629
Waystar Holding Corp.(b)(c)	19,437	508,861
Xencor, Inc.(b)(c)	11,431	311,666
		26,303,207
Industrials-18.20%
AAR Corp.(b)	5,984	773,671
ABM Industries, Inc.	8,131	379,149
Alamo Group, Inc.	1,717	282,584
Albany International Corp., Class A	4,376	242,562
Allegiant Travel Co.(b)(c)	3,983	302,907
Amentum Holdings, Inc.(b)	25,943	518,601
Apogee Enterprises, Inc.(c)	3,417	133,468
ArcBest Corp.	2,949	406,873
Arcosa, Inc.	8,082	1,174,315
Argan, Inc.	2,513	1,068,000
Armstrong World Industries, Inc.	7,147	1,233,429
Astec Industries, Inc.	3,713	157,988
Atmus Filtration Technologies, Inc.	12,847	606,764
AZZ, Inc.	4,609	632,170
Boise Cascade Co.	6,046	471,648
Brady Corp., Class A(c)	7,706	698,549
CoreCivic, Inc.(b)(c)	12,755	423,721
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
August 31, 2026
	Shares	Value
Industrials-(continued)
CSW Industrials, Inc.	2,742	$847,141
Deluxe Corp.	7,479	172,765
DNOW, Inc.(b)	27,521	441,162
DXP Enterprises, Inc.(b)	1,830	343,546
Enerpac Tool Group Corp.	8,250	307,890
Enpro, Inc.	3,215	952,347
ESCO Technologies, Inc.	3,967	1,083,110
Everus Construction Group, Inc.(b)	8,864	1,020,512
Federal Signal Corp.	9,374	1,096,758
Franklin Electric Co., Inc.	6,044	604,944
Gates Industrial Corp Ltd.(b)(c)	41,529	1,062,312
GEO Group, Inc. (The)(b)	17,609	560,142
Gibraltar Industries, Inc.(b)	4,855	218,426
Granite Construction, Inc.	7,001	844,041
Greenbrier Cos., Inc. (The)(c)	4,938	222,556
Griffon Corp.	6,055	589,696
Hayward Holdings, Inc.(b)	31,906	448,279
Healthcare Services Group, Inc.(b)	10,857	238,745
Heartland Express, Inc.(c)	6,882	85,061
HNI Corp.	10,864	526,143
Hub Group, Inc., Class A	9,027	359,906
Insperity, Inc.	5,323	283,982
Interface, Inc.	9,063	343,669
JBT Marel Corp.	9,386	1,096,942
JetBlue Airways Corp.(b)	56,003	257,614
Kadant, Inc.(c)	2,154	644,348
Kennametal, Inc.	11,964	351,024
Korn Ferry	7,967	681,577
Legalzoom.com, Inc.(b)(c)	19,681	122,613
Lindsay Corp.(c)	1,616	185,695
Liquidity Services, Inc.(b)	3,597	149,923
Lyft, Inc., Class A(b)(c)	67,073	1,133,534
ManpowerGroup, Inc.	7,082	445,812
Marten Transport Ltd.	8,994	129,693
MasterBrand, Inc.(b)(c)	31,731	261,781
Matson, Inc.	4,674	1,050,762
Mercury Systems, Inc.(b)	8,820	770,251
MillerKnoll, Inc.	11,862	267,963
Mueller Water Products, Inc., Class A	24,599	593,820
MYR Group, Inc.(b)	2,835	826,176
National Presto Industries, Inc.(c)	828	125,616
OPENLANE, Inc.(b)	17,620	627,272
Paycom Software, Inc.	7,981	1,908,257
Pitney Bowes, Inc.	22,468	384,877
Powell Industries, Inc.	4,925	885,170
Primoris Services Corp.	11,558	833,447
Proto Labs, Inc.(b)	3,876	310,313
Quanex Building Products Corp.(c)	8,592	165,138
Resideo Technologies, Inc.(b)	22,918	443,692
Robert Half, Inc.(c)	14,976	679,012
Rush Enterprises, Inc., Class A	9,910	761,385
RXO, Inc.(b)(c)	23,355	496,294
Schneider National, Inc., Class B	7,574	261,379
SkyWest, Inc.(b)	6,446	610,178
Standex International Corp.	1,846	534,712
Sunrun, Inc.(b)	52,135	446,797
Tennant Co.	2,910	202,536
Trinity Industries, Inc.	12,288	354,140
UniFirst Corp.	2,261	625,393
Upwork, Inc.(b)(c)	21,435	193,558
	Shares	Value
Industrials-(continued)
Verra Mobility Corp., Class A(b)	24,512	$108,588
Vestis Corp.(b)	17,741	221,940
VSE Corp.(c)	4,922	1,027,123
Werner Enterprises, Inc.	9,266	363,042
Worthington Enterprises, Inc.	4,913	282,203
Zurn Elkay Water Solutions Corp.	23,673	1,131,569
		45,112,691
Information Technology-11.85%
A10 Networks, Inc.	10,829	274,948
ACI Worldwide, Inc.(b)(c)	16,439	875,870
ACM Research, Inc., A Shares (China)(b)	9,212	670,818
Adeia, Inc.	15,119	381,452
ADI Global Distribution, Inc.(b)	11,458	250,586
Alarm.com Holdings, Inc.(b)	7,797	448,795
Alpha & Omega Semiconductor Ltd.(b)(c)	4,625	114,052
Arlo Technologies, Inc.(b)(c)	18,294	240,566
Axcelis Technologies, Inc.(b)	4,684	540,206
Benchmark Electronics, Inc.	5,817	408,819
Calix, Inc.(b)	9,902	377,464
Clear Secure, Inc., Class A	15,111	667,151
Cohu, Inc.(b)(c)	7,208	332,289
Corsair Gaming, Inc.(b)(c)	10,515	127,757
CTS Corp.	4,588	259,084
Diebold Nixdorf, Inc.(b)(c)	5,631	382,007
Digi International, Inc.(b)(c)	6,240	467,626
Diodes, Inc.(b)	7,688	698,070
DXC Technology Co.(b)(c)	30,404	343,565
Enphase Energy, Inc.(b)(c)	28,280	1,029,958
ePlus, Inc.	4,105	361,117
Everforth, Inc.(b)	7,597	246,295
Extreme Networks, Inc.(b)	19,918	447,956
FormFactor, Inc.(b)	13,332	1,341,333
Harmonic, Inc.(b)	20,024	239,888
Ichor Holdings Ltd.(b)	5,440	291,421
Insight Enterprises, Inc.(b)	4,832	758,721
Itron, Inc.(b)	7,579	735,239
Knowles Corp.(b)	13,614	465,327
Kulicke & Soffa Industries, Inc. (Singapore)	8,346	668,181
Life360, Inc.(b)(c)	11,862	508,405
LiveRamp Holdings, Inc.(b)	10,033	378,445
MaxLinear, Inc.(b)	16,762	1,004,211
Mirion Technologies, Inc.(b)(c)	45,163	680,606
N-able, Inc.(b)(c)	14,242	56,683
Napco Security Technologies, Inc.	6,056	219,469
NCR Voyix Corp.(b)(c)	22,741	190,570
NetScout Systems, Inc.(b)(c)	11,333	440,060
OSI Systems, Inc.(b)(c)	2,462	511,874
PC Connection, Inc.	1,701	135,859
PDF Solutions, Inc.(b)(c)	4,959	220,576
Penguin Solutions, Inc.(b)	7,274	357,008
Photronics, Inc.(b)(c)	10,638	299,353
Plexus Corp.(b)	4,171	998,829
Power Integrations, Inc.(c)	9,976	512,567
Progress Software Corp.(b)(c)	6,927	320,512
Q2 Holdings, Inc.(b)	10,713	696,774
Qorvo, Inc.(b)	14,702	1,412,568
Ralliant Corp.	17,872	1,103,239
Rogers Corp.(b)	2,744	344,564
ScanSource, Inc.(b)	2,983	170,299
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
August 31, 2026
	Shares	Value
Information Technology-(continued)
SolarEdge Technologies, Inc.(b)(c)	13,390	$431,158
Sprinklr, Inc., Class A(b)	20,553	168,740
Teradata Corp.(b)(c)	15,349	445,121
Ultra Clean Holdings, Inc.(b)	6,831	463,347
Veeco Instruments, Inc.(b)(c)	8,402	372,209
Viasat, Inc.(b)(c)	28,466	1,914,908
Vishay Intertechnology, Inc.	18,790	571,780
		29,376,295
Materials-4.75%
Alpha Metallurgical Resources, Inc.(b)(c)	1,764	415,775
Balchem Corp.	5,015	882,088
Celanese Corp.	18,443	838,788
Century Aluminum Co.(b)	9,508	435,181
Eastman Chemical Co.	19,399	1,405,264
Element Solutions, Inc.	39,085	1,389,081
H.B. Fuller Co.	9,093	499,660
Hawkins, Inc.(c)	3,366	404,829
Ingevity Corp.(b)	5,733	397,240
Innospec, Inc.	3,931	368,964
Kaiser Aluminum Corp.	2,673	424,419
Koppers Holdings, Inc.	3,061	140,408
Materion Corp.	3,254	768,204
Metallus, Inc.(b)	5,675	110,776
Minerals Technologies, Inc.	5,033	356,940
O-I Glass, Inc.(b)(c)	25,450	185,022
Quaker Chemical Corp.(c)	2,293	380,179
Sensient Technologies Corp.	6,450	870,363
Stepan Co.	3,503	219,323
Sylvamo Corp.	5,209	187,107
Warrior Met Coal, Inc.	8,339	902,613
Worthington Steel, Inc.	5,323	183,377
		11,765,601
Real Estate-6.47%
Acadia Realty Trust(c)	21,564	441,415
AGNT, Inc.(c)	15,026	61,907
American Assets Trust, Inc.	7,177	161,195
Apple Hospitality REIT, Inc.	32,579	519,635
Broadstone Net Lease, Inc.(c)	29,040	605,774
Centerspace(c)	3,072	161,249
Curbline Properties Corp.(c)	15,241	454,639
Cushman & Wakefield Ltd.(b)(c)	34,844	470,046
DiamondRock Hospitality Co.	30,658	377,400
Easterly Government Properties, Inc.	7,004	171,808
Essential Properties Realty Trust, Inc.(c)	33,327	999,810
Four Corners Property Trust, Inc.	17,372	432,215
Getty Realty Corp.(c)	8,498	275,505
Global Net Lease, Inc.	31,096	285,461
Highwoods Properties, Inc.	15,192	464,875
Innovative Industrial Properties, Inc.(c)	4,454	253,522
JBG SMITH Properties(c)	9,401	113,282
LTC Properties, Inc.	7,604	306,593
LXP Industrial Trust	9,235	560,657
Macerich Co. (The)	40,598	958,925
Marcus & Millichap, Inc.(c)	3,531	111,792
Medical Properties Trust, Inc.(c)	80,675	320,280
Millrose Properties, Inc.	24,140	734,339
	Shares	Value
Real Estate-(continued)
Outfront Media, Inc.	24,688	$725,334
Pebblebrook Hotel Trust(c)	16,027	290,409
Phillips Edison & Co., Inc.	19,405	750,003
Ryman Hospitality Properties, Inc.(c)	9,774	1,238,952
Safehold, Inc.(c)	6,957	105,329
SL Green Realty Corp.(c)	10,105	565,678
St. Joe Co. (The)	6,280	415,108
Sunstone Hotel Investors, Inc.	28,656	320,088
Tanger, Inc.	16,753	631,756
Terreno Realty Corp.	16,510	1,093,127
Urban Edge Properties	19,032	402,717
Xenia Hotels & Resorts, Inc.	14,220	266,625
		16,047,450
Utilities-2.28%
American States Water Co.	6,085	543,330
Avista Corp.	12,729	473,010
California Water Service Group	9,329	466,170
Chesapeake Utilities Corp.	3,745	500,107
Clearway Energy, Inc., Class C	21,005	666,909
H2O America	5,963	377,875
Hawaiian Electric Industries, Inc.(b)	28,001	314,171
MDU Resources Group, Inc.	32,584	649,073
MGE Energy, Inc.	5,677	441,046
Middlesex Water Co.	2,858	165,764
Northwest Natural Holding Co.	6,416	314,833
Otter Tail Corp.(c)	6,472	585,522
Unitil Corp.	2,779	148,788
		5,646,598
Total Common Stocks & Other Equity Interests (Cost $186,201,958)		247,625,750
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)(f) (Cost $97,592)	97,592	97,592
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $186,299,550)		247,723,342
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.78%
Invesco Private Government Fund, 3.73%(e)(f)(g)	15,005,764	15,005,764
Invesco Private Prime Fund, 3.82%(e)(f)(g)	38,975,982	38,983,777
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,985,014)		53,989,541
TOTAL INVESTMENTS IN SECURITIES-121.70% (Cost $240,284,564)		301,712,883
OTHER ASSETS LESS LIABILITIES-(21.70)%		(53,801,474)
NET ASSETS-100.00%		$247,911,409
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
August 31, 2026
Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$114,199	$6,334,817	$(6,351,424)	$-	$-	$97,592	$3,784
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,870,958	90,866,063	(81,731,257)	-	-	15,005,764	488,119 *
Invesco Private Prime Fund	15,289,998	188,043,826	(164,347,519)	3,536	(6,064)	38,983,777	1,315,725 *
Total	$21,275,155	$285,244,706	$(252,430,200)	$3,536	$(6,064)	$54,087,133	$1,807,628

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco S&P SmallCap 600® GARP ETF (GRPZ)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-5.20%
QuinStreet, Inc.(b)	3,103	$60,322
Uniti Group, Inc.(b)(c)	3,416	33,887
Yelp, Inc.(b)(c)	1,320	29,502
ZoomInfo Technologies, Inc., Class A(b)	10,957	46,458
		170,169
Consumer Discretionary-12.43%
Boot Barn Holdings, Inc.(b)	153	23,046
Brinker International, Inc.(b)	213	48,670
Cavco Industries, Inc.(b)(c)	45	25,161
Covista, Inc.(b)	336	44,463
Dorman Products, Inc.(b)(c)	196	25,254
Frontdoor, Inc.(b)	480	38,817
Green Brick Partners, Inc.(b)(c)	345	24,916
Laureate Education, Inc., Class A(b)	1,011	37,943
Perdoceo Education Corp.	716	23,800
Strategic Education, Inc.	326	27,006
Stride, Inc.(b)(c)	288	24,967
Urban Outfitters, Inc.(b)(c)	398	32,115
XPEL, Inc.(b)(c)	619	30,492
		406,650
Consumer Staples-5.14%
Cal-Maine Foods, Inc.(c)	699	55,165
Freshpet, Inc.(b)(c)	775	54,142
Interparfums, Inc.	266	31,236
Vita Coco Co., Inc. (The)(b)(c)	468	27,479
		168,022
Energy-4.36%
Bristow Group, Inc.(c)	775	35,177
Oceaneering International, Inc.(b)(c)	935	48,396
Tidewater, Inc.(b)(c)	635	59,131
		142,704
Financials-28.66%
Acadian Asset Management, Inc.	384	36,173
Assured Guaranty Ltd.	425	31,747
Axos Financial, Inc.(b)	413	39,974
Bancorp, Inc. (The)(b)	695	45,175
Bread Financial Holdings, Inc.	270	28,207
City Holding Co.	188	26,875
Dave, Inc.(b)(c)	177	63,635
Encore Capital Group, Inc.(b)	316	30,655
EVERTEC, Inc.	1,208	35,793
F&G Annuities & Life, Inc.	1,256	29,893
HCI Group, Inc.	208	38,632
Horace Mann Educators Corp.	685	34,860
Mercury General Corp.	351	35,788
Moelis & Co., Class A	715	48,670
NMI Holdings, Inc., Class A(b)	779	34,549
Palomar Holdings, Inc.	434	57,535
Pathward Financial, Inc.	411	33,480
PJT Partners, Inc., Class A	211	38,062
Preferred Bank(c)	242	24,788
Sezzle, Inc.(b)(c)	425	51,234
SiriusPoint Ltd.(b)	1,815	43,905
Tompkins Financial Corp.	322	31,273
	Shares	Value
Financials-(continued)
Trustmark Corp.	643	$29,526
United Fire Group, Inc.	755	40,672
WSFS Financial Corp.	341	26,410
		937,511
Health Care-18.56%
Acadia Pharmaceuticals, Inc.(b)	2,019	58,369
Addus HomeCare Corp.(b)(c)	283	32,451
ADMA Biologics, Inc.(b)	5,836	54,800
Amphastar Pharmaceuticals, Inc.(b)(c)	1,399	31,519
CorVel Corp.(b)	460	31,685
Harmony Biosciences Holdings, Inc.(b)(c)	1,063	41,861
Innoviva, Inc.(b)(c)	1,064	22,099
Inspire Medical Systems, Inc.(b)(c)	1,117	70,360
National HealthCare Corp.(c)	177	38,326
Phibro Animal Health Corp., Class A	809	30,532
Progyny, Inc.(b)	1,396	35,724
TG Therapeutics, Inc.(b)(c)	1,059	57,504
TransMedics Group, Inc.(b)(c)	699	59,324
UFP Technologies, Inc.(b)(c)	143	42,607
		607,161
Industrials-15.65%
Argan, Inc.	78	33,149
Armstrong World Industries, Inc.	183	31,582
Enerpac Tool Group Corp.	843	31,461
Everus Construction Group, Inc.(b)(c)	200	23,026
Federal Signal Corp.(c)	281	32,877
Greenbrier Cos., Inc. (The)(c)	569	25,645
Interface, Inc.	883	33,483
Liquidity Services, Inc.(b)	854	35,595
Lyft, Inc., Class A(b)(c)	2,227	37,636
Mueller Water Products, Inc., Class A	937	22,619
MYR Group, Inc.(b)	62	18,068
Paycom Software, Inc.	226	54,037
Powell Industries, Inc.	190	34,149
SkyWest, Inc.(b)	489	46,289
Upwork, Inc.(b)(c)	3,215	29,031
Verra Mobility Corp., Class A(b)	5,313	23,537
		512,184
Information Technology-7.13%
Alarm.com Holdings, Inc.(b)(c)	536	30,852
Badger Meter, Inc.(c)	259	35,087
Clear Secure, Inc., Class A	740	32,671
Itron, Inc.(b)	450	43,655
Life360, Inc.(b)(c)	834	35,745
Napco Security Technologies, Inc.	751	27,216
OSI Systems, Inc.(b)(c)	135	28,068
		233,294
Real Estate-2.85%
Millrose Properties, Inc.	2,261	68,779
Terreno Realty Corp.	370	24,498
		93,277
Total Common Stocks & Other Equity Interests (Cost $2,990,268)		3,270,972
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco S&P SmallCap 600® GARP ETF (GRPZ)—(continued)
August 31, 2026
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $208)	208	$208
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $2,990,476)		3,271,180
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.26%
Invesco Private Government Fund, 3.73%(d)(e)(f)	315,495	315,495
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(d)(e)(f)	772,587	$772,742
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,088,175)		1,088,237
TOTAL INVESTMENTS IN SECURITIES-133.25% (Cost $4,078,651)		4,359,417
OTHER ASSETS LESS LIABILITIES-(33.25)%		(1,087,771)
NET ASSETS-100.00%		$3,271,646

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,410	$55,260	$(58,462)	$-	$-	$208	$86
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	199,703	2,281,922	(2,166,130)	-	-	315,495	7,971 *
Invesco Private Prime Fund	516,087	5,103,754	(4,847,101)	30	(28)	772,742	21,396 *
Total	$719,200	$7,440,936	$(7,071,693)	$30	$(28)	$1,088,445	$29,453

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.82%
John Wiley & Sons, Inc., Class A(b)	14,430	$755,988
Match Group, Inc.	13,122	533,409
		1,289,397
Consumer Discretionary-4.90%
ADT, Inc.	119,412	882,455
Buckle, Inc. (The)(b)	18,677	795,640
LKQ Corp.	44,044	1,105,505
Matthews International Corp., Class A(b)	33,112	687,736
		3,471,336
Consumer Staples-16.75%
Cal-Maine Foods, Inc.(b)	16,543	1,305,574
Campbell’s Co. (The)(b)	77,937	1,845,548
Conagra Brands, Inc.	151,134	2,421,167
Del Monte Corp.(b)	36,431	1,154,134
Flowers Foods, Inc.(b)	271,346	1,877,714
J&J Snack Foods Corp.	13,708	1,208,771
Reynolds Consumer Products, Inc.(b)	32,106	743,254
Universal Corp.	28,562	1,299,571
		11,855,733
Energy-6.51%
California Resources Corp.	13,705	726,776
Dorian LPG Ltd.	15,926	796,937
Kinetik Holdings, Inc., Class A	31,023	1,700,991
Noble Corp. PLC	30,118	1,380,308
		4,605,012
Financials-21.45%
ARMOUR Residential REIT, Inc.(b)	136,833	2,219,431
Blackstone Mortgage Trust, Inc., Class A(b)	134,211	1,865,533
Ellington Financial, Inc.	166,641	2,229,657
Franklin BSP Realty Trust, Inc.(b)	285,155	2,386,747
PennyMac Mortgage Investment Trust(b)	227,545	2,120,719
Rithm Capital Corp.(b)	245,490	2,462,265
Western Union Co. (The)	264,619	1,894,672
		15,179,024
Health Care-1.47%
National HealthCare Corp.(b)	1,695	367,019
U.S. Physical Therapy, Inc.(b)	8,673	674,239
		1,041,258
Industrials-4.32%
Greenbrier Cos., Inc. (The)(b)	12,629	569,189
HNI Corp.	20,022	969,665
Korn Ferry(b)	9,644	825,044
Trinity Industries, Inc.	24,013	692,055
		3,055,953
Information Technology-1.07%
ePlus, Inc.	4,264	375,104
Napco Security Technologies, Inc.	10,502	380,593
		755,697
	Shares	Value
Materials-6.39%
Eastman Chemical Co.	17,549	$1,271,250
H.B. Fuller Co.	7,053	387,562
Innospec, Inc.	6,277	589,159
Sensient Technologies Corp.	3,322	448,271
Stepan Co.	11,638	728,655
Sylvamo Corp.	30,586	1,098,649
		4,523,546
Real Estate-24.32%
Douglas Emmett, Inc.(b)	130,116	1,504,141
Easterly Government Properties, Inc.	69,971	1,716,389
Global Net Lease, Inc.	225,927	2,074,010
Highwoods Properties, Inc.	49,671	1,519,933
Innovative Industrial Properties, Inc.(b)	35,970	2,047,412
LTC Properties, Inc.	34,174	1,377,896
Medical Properties Trust, Inc.(b)	383,414	1,522,153
Millrose Properties, Inc.	78,340	2,383,103
NexPoint Residential Trust, Inc.	70,261	1,665,888
Saul Centers, Inc.	42,932	1,400,012
		17,210,937
Utilities-10.94%
American States Water Co.	6,825	609,404
Avista Corp.	27,688	1,028,886
California Water Service Group	12,453	622,276
Clearway Energy, Inc., Class C	38,618	1,226,122
H2O America	10,778	683,002
MDU Resources Group, Inc.	30,447	606,504
Middlesex Water Co.	10,879	630,982
Northwest Natural Holding Co.	18,935	929,140
Otter Tail Corp.(b)	6,431	581,813
Unitil Corp.	15,448	827,086
		7,745,215
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $69,520,611)		70,733,108
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.25%
Invesco Private Government Fund, 3.73%(c)(d)(e)	5,750,928	5,750,928
Invesco Private Prime Fund, 3.82%(c)(d)(e)	14,949,492	14,952,482
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,702,566)		20,703,410
TOTAL INVESTMENTS IN SECURITIES-129.19% (Cost $90,223,177)		91,436,518
OTHER ASSETS LESS LIABILITIES-(29.19)%		(20,657,759)
NET ASSETS-100.00%		$70,778,759

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,340,276	$(5,340,276)	$-	$-	$-	$2,272
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,341,230	52,288,963	(50,879,265)	-	-	5,750,928	168,429 *
Invesco Private Prime Fund	11,294,215	119,483,546	(115,823,335)	470	(2,414)	14,952,482	455,181 *
Total	$15,635,445	$177,112,785	$(172,042,876)	$470	$(2,414)	$20,703,410	$625,882

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P SmallCap Low Volatility ETF (XSLV)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.69%
Communication Services-0.81%
Telephone and Data Systems, Inc.	60,084	$2,023,629
Consumer Discretionary-1.51%
ADT, Inc.	253,345	1,872,219
Monarch Casino & Resort, Inc.	15,982	1,925,032
		3,797,251
Consumer Staples-3.71%
Central Garden & Pet Co., Class A(b)	46,433	1,727,772
PriceSmart, Inc.	10,227	1,738,692
Reynolds Consumer Products, Inc.	76,509	1,771,184
Tootsie Roll Industries, Inc.(c)	47,434	1,938,153
Universal Corp.(c)	46,836	2,131,038
		9,306,839
Financials-49.93%
Ameris Bancorp	24,263	2,044,158
AMERISAFE, Inc.	63,597	1,656,066
ARMOUR Residential REIT, Inc.(c)	127,727	2,071,732
Artisan Partners Asset Management, Inc., Class A(c)	47,375	2,016,754
Assured Guaranty Ltd.	30,947	2,311,741
Atlantic Union Bankshares Corp., Class B	42,317	1,706,645
BancFirst Corp.	16,775	1,832,166
Bank of Hawaii Corp.	26,115	1,982,912
BankUnited, Inc.	37,442	1,707,355
Banner Corp.	27,391	1,921,205
Beacon Financial Corp.	57,446	1,783,698
Blackstone Mortgage Trust, Inc., Class A(c)	149,004	2,071,156
Capitol Federal Financial, Inc.	226,689	1,951,792
Cathay General Bancorp	32,007	1,959,148
Central Pacific Financial Corp.	52,737	1,962,871
City Holding Co.	18,141	2,593,256
Cohen & Steers, Inc.	22,109	1,783,533
Community Financial System, Inc.(c)	31,836	1,997,709
CVB Financial Corp.	88,907	1,971,068
Eastern Bankshares, Inc.	77,014	1,691,227
Ellington Financial, Inc.	209,217	2,799,323
Employers Holdings, Inc.	40,191	1,972,976
Enact Holdings, Inc.(c)	46,936	2,262,315
FB Financial Corp.	30,667	1,746,792
First Bancorp	70,152	1,955,838
First Bancorp/Southern Pines NC	28,435	1,803,632
First Commonwealth Financial Corp.	107,105	2,217,074
First Financial Bancorp	58,926	1,922,755
First Hawaiian, Inc.	76,587	1,961,393
First Interstate BancSystem, Inc., Class A	47,370	1,743,690
Franklin BSP Realty Trust, Inc.(c)	229,965	1,924,807
Fulton Financial Corp.(c)	80,029	1,877,480
Genworth Financial, Inc., Class A(b)	229,348	2,279,719
Heritage Financial Corp.(c)	61,010	1,743,056
Hilltop Holdings, Inc.	55,051	2,094,691
Hope Bancorp, Inc.	130,738	1,802,877
Horace Mann Educators Corp.	48,660	2,476,307
Independent Bank Corp.(c)	23,948	1,944,099
Lakeland Financial Corp.	32,227	1,904,293
Mercury General Corp.	18,518	1,888,095
National Bank Holdings Corp., Class A	46,154	1,905,699
	Shares	Value
Financials-(continued)
NBT Bancorp, Inc.	38,206	$1,964,553
NMI Holdings, Inc., Class A(b)	47,852	2,122,236
Northwest Bancshares, Inc.(c)	137,442	2,101,488
OFG Bancorp	38,161	1,986,280
Park National Corp.(c)	9,296	1,815,416
Preferred Bank(c)	19,649	2,012,647
Provident Financial Services, Inc.	79,439	1,858,873
Radian Group, Inc.	58,865	2,110,899
Renasant Corp.	45,515	1,862,019
Rithm Capital Corp.(c)	210,861	2,114,936
S&T Bancorp, Inc.	42,167	2,086,423
Seacoast Banking Corp. of Florida(c)	54,191	1,840,055
Simmons First National Corp., Class A	81,559	1,841,602
Southside Bancshares, Inc.	63,370	1,999,957
Tompkins Financial Corp.	17,803	1,729,027
TrustCo Bank Corp.	36,329	2,060,581
Trustmark Corp.	45,978	2,111,310
United Community Banks, Inc.	55,407	1,930,380
WaFd, Inc.	57,399	2,052,588
WesBanco, Inc.	44,283	1,771,763
Westamerica Bancorporation	41,812	2,427,187
WSFS Financial Corp.	26,560	2,057,072
		125,100,395
Health Care-0.74%
Concentra Group Holdings Parent, Inc.	54,994	1,855,498
Industrials-3.49%
ABM Industries, Inc.	37,950	1,769,608
Armstrong World Industries, Inc.	10,569	1,823,998
Franklin Electric Co., Inc.	16,969	1,698,427
Mueller Water Products, Inc., Class A	72,740	1,755,944
Zurn Elkay Water Solutions Corp.	35,619	1,702,588
		8,750,565
Information Technology-0.78%
PC Connection, Inc.	24,572	1,962,566
Materials-2.54%
Balchem Corp.	13,491	2,372,932
Innospec, Inc.	23,076	2,165,913
Minerals Technologies, Inc.	25,665	1,820,162
		6,359,007
Real Estate-26.75%
Acadia Realty Trust(c)	114,039	2,334,378
American Assets Trust, Inc.	98,091	2,203,124
Apple Hospitality REIT, Inc.	143,022	2,281,201
Broadstone Net Lease, Inc.(c)	127,786	2,665,616
Centerspace(c)	34,685	1,820,616
Curbline Properties Corp.(c)	81,917	2,443,584
DiamondRock Hospitality Co.	161,094	1,983,067
Easterly Government Properties, Inc.	99,275	2,435,216
Essential Properties Realty Trust, Inc.	88,473	2,654,190
Four Corners Property Trust, Inc.	111,774	2,780,937
Getty Realty Corp.(c)	76,913	2,493,519
Global Net Lease, Inc.	242,885	2,229,684
Highwoods Properties, Inc.	59,115	1,808,919
InvenTrust Properties Corp.(c)	91,279	2,949,225
JBG SMITH Properties(c)	155,233	1,870,558
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
August 31, 2026
	Shares	Value
Real Estate-(continued)
LTC Properties, Inc.	69,068	$2,784,822
LXP Industrial Trust	35,868	2,177,546
Millrose Properties, Inc.	63,280	1,924,978
National Health Investors, Inc.(c)	31,602	2,247,218
NETSTREIT Corp.	122,768	2,499,556
NexPoint Residential Trust, Inc.(c)	72,070	1,708,780
Phillips Edison & Co., Inc.	81,814	3,162,111
Ryman Hospitality Properties, Inc.	17,036	2,159,483
Saul Centers, Inc.	74,916	2,443,011
Sunstone Hotel Investors, Inc.	195,125	2,179,546
Tanger, Inc.(c)	59,463	2,242,350
Terreno Realty Corp.	34,511	2,284,973
Urban Edge Properties	116,060	2,455,830
Xenia Hotels & Resorts, Inc.	95,736	1,795,050
		67,019,088
Utilities-9.43%
American States Water Co.	28,606	2,554,230
Avista Corp.	69,413	2,579,386
California Water Service Group	41,369	2,067,209
Chesapeake Utilities Corp.	19,088	2,549,011
H2O America	35,706	2,262,689
MDU Resources Group, Inc.	114,915	2,289,107
MGE Energy, Inc.	29,720	2,308,947
Northwest Natural Holding Co.	49,612	2,434,461
Otter Tail Corp.(c)	24,911	2,253,698
Unitil Corp.	43,316	2,319,139
		23,617,877
Total Common Stocks & Other Equity Interests (Cost $234,839,579)		249,792,715
	Shares	Value
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $451,281)	451,281	$451,281
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $235,290,860)		250,243,996
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.77%
Invesco Private Government Fund, 3.73%(d)(e)(f)	8,206,428	8,206,428
Invesco Private Prime Fund, 3.82%(d)(e)(f)	21,274,242	21,278,497
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,484,092)		29,484,925
TOTAL INVESTMENTS IN SECURITIES-111.64% (Cost $264,774,952)		279,728,921
OTHER ASSETS LESS LIABILITIES-(11.64)%		(29,168,298)
NET ASSETS-100.00%		$250,560,623

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$215,978	$12,211,620	$(11,976,317)	$-	$-	$451,281	$9,563
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,757,908	$99,375,453	$(99,926,933)	$-	$-	$8,206,428	$341,689 *
Invesco Private Prime Fund	22,775,089	219,859,615	(221,354,424)	(429)	(1,354)	21,278,497	918,321 *
Total	$31,748,975	$331,446,688	$(333,257,674)	$(429)	$(1,354)	$29,936,206	$1,269,573

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco S&P SmallCap Quality ETF (XSHQ)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-4.28%
CarGurus, Inc.(b)(c)	118,647	$4,230,952
People, Inc.(b)(c)	49,833	1,907,607
QuinStreet, Inc.(b)	46,418	902,366
Sphere Entertainment Co.(b)(c)	17,620	2,401,606
Telephone and Data Systems, Inc.	74,177	2,498,281
Yelp, Inc.(b)(c)	42,534	950,635
		12,891,447
Consumer Discretionary-13.64%
Brinker International, Inc.(b)(c)	36,985	8,451,073
Buckle, Inc. (The)(c)	26,834	1,143,128
Callaway Golf Co.(b)	84,499	1,327,479
Cavco Industries, Inc.(b)	4,878	2,727,436
Champion Homes, Inc.(b)	34,253	3,057,765
Covista, Inc.(b)	19,949	2,639,851
Frontdoor, Inc.(b)	62,428	5,048,552
G-III Apparel Group Ltd.(c)	21,214	691,364
Installed Building Products, Inc.(c)	18,003	4,371,669
Monarch Casino & Resort, Inc.	8,662	1,043,338
OneSpaWorld Holdings Ltd. (Bahamas)(c)	62,470	1,551,130
Perdoceo Education Corp.	37,682	1,252,550
Signet Jewelers Ltd.(c)	26,205	2,156,148
Sonos, Inc.(b)	89,452	1,395,451
Strategic Education, Inc.	13,247	1,097,382
Stride, Inc.(b)(c)	25,023	2,169,244
Wolverine World Wide, Inc.	48,678	960,417
		41,083,977
Consumer Staples-0.82%
National Beverage Corp.	18,136	573,641
WD-40 Co.	8,818	1,888,375
		2,462,016
Energy-5.31%
Dorian LPG Ltd.	21,843	1,093,024
International Seaways, Inc.	27,315	2,694,352
Magnolia Oil & Gas Corp., Class A	113,634	3,051,073
Oceaneering International, Inc.(b)(c)	64,871	3,357,723
Par Pacific Holdings, Inc.(b)	36,126	2,887,190
Tidewater, Inc.(b)(c)	31,254	2,910,372
		15,993,734
Financials-27.59%
Acadian Asset Management, Inc.	25,774	2,427,911
AMERISAFE, Inc.	13,326	347,009
Artisan Partners Asset Management, Inc., Class A(c)	119,300	5,078,601
BancFirst Corp.	12,719	1,389,169
Bancorp, Inc. (The)(b)	34,447	2,239,055
Cathay General Bancorp	39,013	2,387,986
Central Pacific Financial Corp.	15,616	581,228
City Holding Co.	8,227	1,176,050
Cohen & Steers, Inc.	21,797	1,758,364
Dave, Inc.(b)(c)	17,297	6,218,617
Enact Holdings, Inc.	17,219	829,956
First Bancorp	106,442	2,967,603
HCI Group, Inc.	9,221	1,712,616
Lakeland Financial Corp.	16,281	962,044
	Shares	Value
Financials-(continued)
Lincoln National Corp.	103,432	$4,405,169
MarketAxess Holdings, Inc.	34,284	5,575,607
Mercury General Corp.	24,300	2,477,628
Moelis & Co., Class A	83,931	5,713,183
NMI Holdings, Inc., Class A(b)	47,587	2,110,484
OFG Bancorp	25,906	1,348,407
Palomar Holdings, Inc.	18,186	2,410,918
Park National Corp.	9,468	1,849,006
Pathward Financial, Inc.	16,892	1,376,022
Piper Sandler Cos.	53,803	4,038,453
PJT Partners, Inc., Class A	32,532	5,868,448
Preferred Bank(c)	6,866	703,284
Radian Group, Inc.	78,863	2,828,027
Remitly Global, Inc.(b)	118,083	3,157,539
Sezzle, Inc.(b)(c)	26,228	3,161,785
SiriusPoint Ltd.(b)	70,079	1,695,211
Tompkins Financial Corp.	7,657	743,648
United Fire Group, Inc.	12,979	699,179
Westamerica Bancorporation	14,384	834,991
Western Union Co. (The)(c)	283,641	2,030,870
		83,104,068
Health Care-6.35%
Corcept Therapeutics, Inc.(b)	52,342	5,932,966
CorVel Corp.(b)	25,002	1,722,138
Harmony Biosciences Holdings, Inc.(b)	27,904	1,098,860
Innoviva, Inc.(b)	58,038	1,205,449
National HealthCare Corp.	8,057	1,744,582
Pacira BioSciences, Inc.(b)	25,935	671,716
Pediatrix Medical Group, Inc.(b)	53,262	1,397,062
Sarepta Therapeutics, Inc.(b)(c)	77,774	1,635,587
TG Therapeutics, Inc.(b)(c)	68,210	3,703,803
		19,112,163
Industrials-25.69%
Alamo Group, Inc.	6,157	1,013,319
Apogee Enterprises, Inc.	13,128	512,780
Argan, Inc.	15,146	6,436,899
Armstrong World Industries, Inc.	36,790	6,349,218
Atmus Filtration Technologies, Inc.	60,388	2,852,125
AZZ, Inc.	21,874	3,000,238
Enerpac Tool Group Corp.	30,200	1,127,064
Everus Construction Group, Inc.(b)	38,462	4,428,130
Healthcare Services Group, Inc.(b)	50,817	1,117,466
Interface, Inc.	34,366	1,303,159
Korn Ferry	29,987	2,565,388
Lindsay Corp.(c)	6,183	710,488
Liquidity Services, Inc.(b)	14,629	609,737
Lyft, Inc., Class A(b)(c)	361,125	6,103,012
Matson, Inc.	17,059	3,835,034
Mueller Water Products, Inc., Class A	97,353	2,350,101
MYR Group, Inc.(b)	14,525	4,232,875
Paycom Software, Inc.	45,890	10,972,299
Powell Industries, Inc.	23,746	4,267,869
Primoris Services Corp.	45,706	3,295,860
Robert Half, Inc.	57,180	2,592,541
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
August 31, 2026
	Shares	Value
Industrials-(continued)
Rush Enterprises, Inc., Class A	39,424	$3,028,946
Zurn Elkay Water Solutions Corp.	97,926	4,680,863
		77,385,411
Information Technology-14.50%
ACI Worldwide, Inc.(b)(c)	61,205	3,261,002
Adeia, Inc.	63,600	1,604,628
Arlo Technologies, Inc.(b)(c)	108,062	1,421,015
Axcelis Technologies, Inc.(b)	17,601	2,029,923
Clear Secure, Inc., Class A	123,188	5,438,750
CTS Corp.	17,758	1,002,794
ePlus, Inc.	18,070	1,589,618
Harmonic, Inc.(b)(c)	86,553	1,036,905
Kulicke & Soffa Industries, Inc. (Singapore)	36,864	2,951,332
LiveRamp Holdings, Inc.(b)	42,060	1,586,503
Napco Security Technologies, Inc.	35,356	1,281,302
NetScout Systems, Inc.(b)(c)	41,607	1,615,600
PC Connection, Inc.	6,684	533,851
Plexus Corp.(b)	15,735	3,768,061
Power Integrations, Inc.(c)	41,911	2,153,387
Q2 Holdings, Inc.(b)	43,369	2,820,720
Qorvo, Inc.(b)	57,422	5,517,106
Sprinklr, Inc., Class A(b)(c)	74,721	613,459
Teradata Corp.(b)(c)	119,221	3,457,409
		43,683,365
	Shares	Value
Materials-1.76%
Balchem Corp.	18,053	$3,175,342
Century Aluminum Co.(b)	46,319	2,120,021
		5,295,363
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $279,083,170)		301,011,544
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.02%
Invesco Private Government Fund, 3.73%(d)(e)(f)	14,241,003	14,241,003
Invesco Private Prime Fund, 3.82%(d)(e)(f)	37,015,203	37,022,606
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $51,261,186)		51,263,609
TOTAL INVESTMENTS IN SECURITIES-116.96% (Cost $330,344,356)		352,275,153
OTHER ASSETS LESS LIABILITIES-(16.96)%		(51,089,815)
NET ASSETS-100.00%		$301,185,338

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$552,502	$7,858,838	$(8,411,340)	$-	$-	$-	$6,545
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,203,821	163,832,570	(162,795,388)	-	-	14,241,003	494,817 *
Invesco Private Prime Fund	34,303,327	329,110,674	(326,392,102)	475	232	37,022,606	1,328,025 *
Total	$48,059,650	$500,802,082	$(497,598,830)	$475	$232	$51,263,609	$1,829,387

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Statements of Assets and Liabilities
August 31, 2026

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)	Invesco MSCI North America Climate ETF (KLMN)	Invesco MSCI USA ETF (PBUS)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco S&P 500 Concentrated QVM ETF (QVMT)
Assets:
Unaffiliated investments in securities, at value(a)	$73,031,983	$2,462,929,713	$11,655,208,571	$843,669,961	$131,731,146
Affiliated investments in securities, at value	792,834	2,820,750	172,669,953	125,193,428	312,669
Cash	-	865	-	-	-
Deposits with brokers:
Cash collateral-futures contracts	-	-	-	-	-
Cash segregated as collateral	-	2,244	-	-	-
Receivable for:
Dividends and interest	71,904	1,787,734	9,470,433	875,133	140,347
Securities lending	198	9,459	25,203	41,383	54
Investments sold	-	3,082,237	80,489,447	-	651,261
Fund shares sold	-	161,504	-	-	-
Foreign tax reclaims	152	3,356	3,601	3,001	328
Total assets	73,897,071	2,470,797,862	11,917,867,208	969,782,906	132,835,805
Liabilities:
Due to custodian	-	-	-	-	-
Due to foreign custodian	-	36,919	-	-	-
Payable for:
Variation margin on futures contracts	-	-	-	-	-
Investments purchased	-	3,288,652	85,138,880	-	-
Investments purchased - affiliated broker	-	-	-	-	-
Collateral upon return of securities loaned	761,972	2,728,709	166,561,038	124,199,408	300,905
Collateral upon receipt of securities in-kind	-	2,244	-	-	-
Fund shares repurchased	-	-	-	-	652,807
Accrued unitary management fees	12,210	170,485	397,920	143,201	14,940
Total liabilities	774,182	6,227,009	252,097,838	124,342,609	968,652
Net Assets	$73,122,889	$2,464,570,853	$11,665,769,370	$845,440,297	$131,867,153
Net assets consist of:
Shares of beneficial interest	$66,725,805	$2,367,953,245	$9,721,983,872	$789,709,592	$138,214,587
Distributable earnings (loss)	6,397,084	96,617,608	1,943,785,498	55,730,705	(6,347,434)
Net Assets	$73,122,889	$2,464,570,853	$11,665,769,370	$845,440,297	$131,867,153
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,100,001	78,000,001	151,675,001	13,850,001	2,020,001
Net asset value	$34.82	$31.60	$76.91	$61.04	$65.28
Market price	$34.84	$31.60	$76.90	$61.06	$65.23
Unaffiliated investments in securities, at cost	$64,231,451	$2,338,258,411	$9,527,023,117	$668,721,403	$124,988,013
Affiliated investments in securities, at cost	$792,834	$2,820,750	$172,669,953	$124,939,951	$312,669
Foreign currencies (due to foreign custodian), at cost	$-	$(36,968)	$-	$-	$-
(a)Includes securities on loan with an aggregate value of:	$731,665	$2,614,984	$149,775,647	$121,153,416	$291,762
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco S&P 500® High Beta ETF (SPHB)	Invesco S&P 500 High Dividend Growers ETF (DIVG)	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500® Momentum ETF (SPMO)	Invesco S&P 500 QVM Multi-factor ETF (QVML)	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	Invesco S&P MidCap Low Volatility ETF (XMLV)

$898,725,046	$11,744,734	$3,413,888,356	$7,075,071,686	$22,195,233,785	$1,636,964,377	$425,746,245	$735,580,187
57,174,964	238,046	120,410,735	165,398,839	142,636,947	12,398,534	47,368,291	65,779,587
-	-	-	-	104,200	169,874	-	-

-	-	883,614	1,149,633	-	-	-	-
-	-	-	-	-	-	-	-

353,205	15,484	8,592,923	13,147,517	16,580,475	1,335,348	252,096	752,469
6,839	67	22,044	21,798	8,930	889	8,139	15,687
-	-	-	-	-	-	-	2,677,531
-	-	17,818,152	7,465,306	45,582,560	2,267,961	-	-
-	-	-	-	21,067	418	-	2,827
956,260,054	11,998,331	3,561,615,824	7,262,254,779	22,400,167,964	1,653,137,401	473,374,771	804,808,288

-	9,551	-	-	-	-	-	-
-	-	-	-	-	-	-	-

-	-	46,767	112,788	-	-	-	-
-	-	17,975,060	7,446,520	45,529,828	1,793,595	-	-
-	-	752,399	-	-	-	-	-
46,267,304	238,046	111,435,608	159,642,427	116,742,776	9,195,793	47,258,385	64,772,135
-	-	-	-	-	-	-	-
-	-	-	-	-	-	-	2,683,139
203,017	3,901	888,922	1,519,236	2,428,211	143,976	55,605	158,516
46,470,321	251,498	131,098,756	168,720,971	164,700,815	11,133,364	47,313,990	67,613,790
$909,789,733	$11,746,833	$3,430,517,068	$7,093,533,808	$22,235,467,149	$1,642,004,037	$426,060,781	$737,194,498

$1,207,064,874	$10,909,633	$4,471,864,545	$9,941,888,550	$18,420,775,221	$1,191,153,978	$342,401,158	$1,342,993,508
(297,275,141)	837,200	(1,041,347,477)	(2,848,354,742)	3,814,691,928	450,850,059	83,659,623	(605,799,010)
$909,789,733	$11,746,833	$3,430,517,068	$7,093,533,808	$22,235,467,149	$1,642,004,037	$426,060,781	$737,194,498
6,220,000	310,001	65,460,000	95,020,000	151,220,001	36,200,001	12,130,001	10,990,000
$146.27	$37.89	$52.41	$74.65	$147.04	$45.36	$35.12	$67.08
$146.27	$37.86	$52.41	$74.66	$147.03	$45.36	$35.11	$67.13
$907,551,177	$10,484,125	$3,288,683,801	$6,841,796,239	$17,527,647,451	$1,115,082,065	$320,745,888	$666,400,268
$55,699,590	$238,046	$120,410,735	$165,398,839	$139,346,953	$12,236,039	$47,365,884	$65,777,510
$-	$-	$-	$-	$-	$-	$-	$-
$45,765,007	$229,030	$108,261,916	$155,748,435	$113,924,630	$8,923,637	$46,029,521	$62,953,379

69

Statements of Assets and Liabilities—(continued)
August 31, 2026

	Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	Invesco S&P SmallCap 600® GARP ETF (GRPZ)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)
Assets:
Unaffiliated investments in securities, at value(a)	$247,625,750	$3,270,972	$70,733,108	$249,792,715	$301,011,544
Affiliated investments in securities, at value	54,087,133	1,088,445	20,703,410	29,936,206	51,263,609
Receivable for:
Dividends and interest	205,171	1,237	109,488	362,352	298,534
Securities lending	10,861	155	5,786	6,151	10,277
Investments sold	338,602	-	-	-	1,452,741
Total assets	302,267,517	4,360,809	91,551,792	280,097,424	354,036,705
Liabilities:
Due to custodian	-	-	51,618	-	47,126
Payable for:
Investments purchased	-	-	-	-	14,165
Collateral upon return of securities loaned	53,985,014	1,088,175	20,702,566	29,484,092	51,261,186
Fund shares repurchased	338,671	-	-	-	1,450,646
Accrued unitary management fees	32,423	988	18,849	52,709	78,244
Total liabilities	54,356,108	1,089,163	20,773,033	29,536,801	52,851,367
Net Assets	$247,911,409	$3,271,646	$70,778,759	$250,560,623	$301,185,338
Net assets consist of:
Shares of beneficial interest	$198,184,264	$3,350,925	$94,045,116	$933,441,870	$334,445,709
Distributable earnings (loss)	49,727,145	(79,279)	(23,266,357)	(682,881,247)	(33,260,371)
Net Assets	$247,911,409	$3,271,646	$70,778,759	$250,560,623	$301,185,338
Shares outstanding (unlimited amount authorized, $0.01 par value)	7,320,001	100,001	4,980,001	4,790,000	6,290,001
Net asset value	$33.87	$32.72	$14.21	$52.31	$47.88
Market price	$33.87	$32.72	$14.24	$52.33	$47.87
Unaffiliated investments in securities, at cost	$186,201,958	$2,990,268	$69,520,611	$234,839,579	$279,083,170
Affiliated investments in securities, at cost	$54,082,606	$1,088,383	$20,702,566	$29,935,373	$51,261,186
(a)Includes securities on loan with an aggregate value of:	$52,193,189	$1,050,392	$20,063,655	$28,617,352	$49,488,031
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

71

Statements of Operations
For the year ended August 31, 2026

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)	Invesco MSCI North America Climate ETF (KLMN)	Invesco MSCI USA ETF (PBUS)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco S&P 500 Concentrated QVM ETF (QVMT)
Investment income:
Unaffiliated interest income	$-	$-	$-	$-	$-
Unaffiliated dividend income	839,825	27,737,481	117,576,965	14,322,365	2,421,483
Affiliated dividend income	1,164	31,169	193,005	37,281	7,484
Securities lending income, net	2,477	92,533	213,901	390,681	2,282
Foreign withholding tax	-	(359,111)	(34,785)	(65,608)	-
Total investment income	843,466	27,502,072	117,949,086	14,684,719	2,431,249
Expenses:
Unitary management fees	95,216	2,067,526	4,138,203	1,499,212	160,524
Tax expenses	(152)	-	-	(1,255)	-
Total expenses	95,064	2,067,526	4,138,203	1,497,957	160,524
Less: Waivers	(32)	(831)	(5,190)	(571)	(51)
Net expenses	95,032	2,066,695	4,133,013	1,497,386	160,473
Net investment income	748,434	25,435,377	113,816,073	13,187,333	2,270,776
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,380,275)	(25,138,292)	(102,574,153)	35,368,919	7,952,542
Affiliated investment securities	(47)	(7)	(4,690)	8,788	130,180
Unaffiliated in-kind redemptions	5,486,556	540,865,745	1,042,337,562	16,199,356	16,772,293
Affiliated in-kind redemptions	-	-	-	11,200	14,568
Foreign currencies	-	(7,062)	-	-	-
Futures contracts	-	-	-	-	-
Net realized gain	4,106,234	515,720,384	939,758,719	51,588,263	24,869,583
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	6,320,314	(87,102,497)	817,780,318	72,505,471	(2,930,510)
Affiliated investment securities	(48)	(1,076)	(3,467)	187,582	(83,746)
Foreign currencies	-	(1,159)	-	-	-
Futures contracts	-	-	-	-	-
Change in net unrealized appreciation (depreciation)	6,320,266	(87,104,732)	817,776,851	72,693,053	(3,014,256)
Net realized and unrealized gain	10,426,500	428,615,652	1,757,535,570	124,281,316	21,855,327
Net increase in net assets resulting from operations	$11,174,934	$454,051,029	$1,871,351,643	$137,468,649	$24,126,103
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco S&P 500® High Beta ETF (SPHB)	Invesco S&P 500 High Dividend Growers ETF (DIVG)	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500® Momentum ETF (SPMO)	Invesco S&P 500 QVM Multi-factor ETF (QVML)	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	Invesco S&P MidCap Low Volatility ETF (XMLV)

$-	$-	$9,415	$13,882	$-	$-	$-	$-
5,781,771	338,817	145,109,082	182,445,742	151,312,849	17,612,947	5,488,522	24,211,266
254,720	334	181,731	309,394	477,270	63,881	6,447	35,871
49,998	387	523,453	256,129	116,137	13,086	296,593	141,676
(16,470)	-	-	-	(15,800)	(4,314)	(4,460)	(11,786)
6,070,019	339,538	145,823,681	183,025,147	151,890,456	17,685,600	5,787,102	24,377,027

1,785,622	38,610	9,720,476	18,552,880	20,625,536	1,645,463	597,396	1,883,273
-	-	-	-	-	-	-	-
1,785,622	38,610	9,720,476	18,552,880	20,625,536	1,645,463	597,396	1,883,273
(434)	(9)	(4,938)	(8,405)	(8,553)	(1,392)	(174)	(955)
1,785,188	38,601	9,715,538	18,544,475	20,616,983	1,644,071	597,222	1,882,318
4,284,831	300,937	136,108,143	164,480,672	131,273,473	16,041,529	5,189,880	22,494,709

(59,113,241)	(321,161)	(202,953,406)	(264,659,811)	(774,812,982)	4,351,992	1,511,376	12,873,305
(85,034)	16	(9,049)	(11,062)	261	589	(6,015)	(7,531)
271,544,990	1,338,538	298,228,368	491,252,732	1,320,377,864	83,571,511	29,237,458	20,360,316
1,472,998	-	-	-	79,428	39,543	-	-
-	-	-	-	-	-	-	-
-	-	437,838	1,150,113	-	-	-	-
213,819,713	1,017,393	95,703,751	227,731,972	545,644,571	87,963,635	30,742,819	33,226,090

(7,172,224)	573,179	101,232,548	(139,915,190)	3,072,549,675	173,399,073	28,142,464	1,432,747
1,309,171	(11)	(5,015)	(19,385)	3,283,008	104,430	(47)	(2,989)
-	-	-	-	-	-	-	-
-	-	238,379	(92,837)	-	-	-	-
(5,863,053)	573,168	101,465,912	(140,027,412)	3,075,832,683	173,503,503	28,142,417	1,429,758
207,956,660	1,590,561	197,169,663	87,704,560	3,621,477,254	261,467,138	58,885,236	34,655,848
$212,241,491	$1,891,498	$333,277,806	$252,185,232	$3,752,750,727	$277,508,667	$64,075,116	$57,150,557

73

Statements of Operations—(continued)
For the year ended August 31, 2026

	Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	Invesco S&P SmallCap 600® GARP ETF (GRPZ)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)	Invesco S&P SmallCap Quality ETF (XSHQ)
Investment income:
Unaffiliated dividend income	$3,264,593	$34,052	$3,422,774	$7,040,081	$3,213,400
Affiliated dividend income	3,784	86	2,272	9,563	6,545
Securities lending income, net	95,537	1,238	66,804	56,138	74,121
Foreign withholding tax	(4,257)	(147)	-	(14,125)	(17,315)
Total investment income	3,359,657	35,229	3,491,850	7,091,657	3,276,751
Expenses:
Unitary management fees	337,882	9,913	219,775	603,273	761,393
Tax expenses	-	-	-	-	784
Total expenses	337,882	9,913	219,775	603,273	762,177
Less: Waivers	(100)	(2)	(61)	(254)	(172)
Net expenses	337,782	9,911	219,714	603,019	762,005
Net investment income	3,021,875	25,318	3,272,136	6,488,638	2,514,746
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	5,163,098	(55,494)	(7,234,915)	2,999,465	(20,351,916)
Affiliated investment securities	(6,064)	(28)	(2,414)	(1,354)	232
In-kind redemptions	18,020,181	533,335	6,225,714	5,393,102	35,814,712
Net realized gain (loss)	23,177,215	477,813	(1,011,615)	8,391,213	15,463,028
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	20,087,909	32,112	3,214,243	11,904,348	4,748,354
Affiliated investment securities	3,536	30	470	(429)	475
Change in net unrealized appreciation	20,091,445	32,142	3,214,713	11,903,919	4,748,829
Net realized and unrealized gain	43,268,660	509,955	2,203,098	20,295,132	20,211,857
Net increase in net assets resulting from operations	$46,290,535	$535,273	$5,475,234	$26,783,770	$22,726,603
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

75

Statements of Changes in Net Assets
For the years ended August 31, 2026 and 2025

	Invesco ESG S&P 500 Equal Weight ETF (RSPE)		Invesco MSCI North America Climate ETF (KLMN)
	2026	2025	2026	2025(a)
Operations:
Net investment income	$748,434	$381,259	$25,435,377	$21,188,208
Net realized gain (loss)	4,106,234	946,083	515,720,384	(124,783,919)
Change in net unrealized appreciation (depreciation)	6,320,266	1,202,473	(87,104,732)	211,776,018
Net increase in net assets resulting from operations	11,174,934	2,529,815	454,051,029	108,180,307
Distributions to Shareholders from:
Distributable earnings	(702,858)	(335,875)	(27,631,106)	(15,927,505)
Shareholder Transactions:
Proceeds from shares sold	53,993,386	16,712,757	3,592,954,173	4,640,969,094
Value of shares repurchased	(17,073,707)	(5,303,892)	(4,233,901,691)	(2,054,123,448)
Net increase (decrease) in net assets resulting from share transactions	36,919,679	11,408,865	(640,947,518)	2,586,845,646
Net increase (decrease) in net assets	47,391,755	13,602,805	(214,527,595)	2,679,098,448
Net assets:
Beginning of year	25,731,134	12,128,329	2,679,098,448	-
End of year	$73,122,889	$25,731,134	$2,464,570,853	$2,679,098,448
Changes in Shares Outstanding:
Shares sold	1,750,000	650,000	126,500,000	192,700,001
Shares repurchased	(550,000)	(200,000)	(149,600,000)	(91,600,000)
Shares outstanding, beginning of year	900,001	450,001	101,100,001	-
Shares outstanding, end of year	2,100,001	900,001	78,000,001	101,100,001

(a)	For the period December 9, 2024 (commencement of investment operations) through August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco MSCI USA ETF (PBUS)		Invesco Russell 1000 Equal Weight ETF (EQAL)		Invesco S&P 500 Concentrated QVM ETF (QVMT)		Invesco S&P 500® High Beta ETF (SPHB)
2026	2025	2026	2025	2026	2025	2026	2025

$113,816,073	$79,109,046	$13,187,333	$11,512,341	$2,270,776	$2,652,348	$4,284,831	$2,264,301
939,758,719	626,708,986	51,588,263	17,983,627	24,869,583	7,773,549	213,819,713	43,645,538
817,776,851	388,660,212	72,693,053	35,014,193	(3,014,256)	1,366,225	(5,863,053)	33,376,235
1,871,351,643	1,094,478,244	137,468,649	64,510,161	24,126,103	11,792,122	212,241,491	79,286,074

(110,523,199)	(74,953,116)	(13,377,615)	(11,115,984)	(2,471,457)	(2,746,561)	(4,285,807)	(2,341,323)

4,075,150,052	3,901,809,341	82,038,275	84,350,716	69,042,676	50,409,799	1,571,108,684	685,759,942
(2,618,162,974)	(1,666,239,993)	(47,854,702)	(58,448,440)	(68,166,639)	(56,376,644)	(1,296,015,950)	(786,424,760)
1,456,987,078	2,235,569,348	34,183,573	25,902,276	876,037	(5,966,845)	275,092,734	(100,664,818)
3,217,815,522	3,255,094,476	158,274,607	79,296,453	22,530,683	3,078,716	483,048,418	(23,720,067)

8,447,953,848	5,192,859,372	687,165,690	607,869,237	109,336,470	106,257,754	426,741,315	450,461,382
$11,665,769,370	$8,447,953,848	$845,440,297	$687,165,690	$131,867,153	$109,336,470	$909,789,733	$426,741,315

59,075,000	65,625,000	1,450,000	1,750,000	1,130,000	1,010,000	12,060,000	7,670,000
(37,700,000)	(27,400,000)	(875,000)	(1,225,000)	(1,110,000)	(1,120,000)	(9,910,000)	(8,850,000)
130,300,001	92,075,001	13,275,001	12,750,001	2,000,001	2,110,001	4,070,000	5,250,000
151,675,001	130,300,001	13,850,001	13,275,001	2,020,001	2,000,001	6,220,000	4,070,000

77

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2026 and 2025

	Invesco S&P 500 High Dividend Growers ETF (DIVG)		Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
	2026	2025	2026	2025
Operations:
Net investment income	$300,937	$145,360	$136,108,143	$138,214,058
Net realized gain	1,017,393	272,982	95,703,751	183,977,281
Change in net unrealized appreciation (depreciation)	573,168	330,993	101,465,912	(223,310,726)
Net increase in net assets resulting from operations	1,891,498	749,335	333,277,806	98,880,613
Distributions to Shareholders from:
Distributable earnings	(324,955)	(162,887)	(157,752,788)	(117,212,513)
Shareholder Transactions:
Proceeds from shares sold	7,952,290	6,853,650	1,950,876,317	1,346,932,655
Value of shares repurchased	(5,587,477)	(2,441,979)	(1,872,160,432)	(1,917,802,414)
Net increase (decrease) in net assets resulting from share transactions	2,364,813	4,411,671	78,715,885	(570,869,759)
Net increase (decrease) in net assets	3,931,356	4,998,119	254,240,903	(589,201,659)
Net assets:
Beginning of year	7,815,477	2,817,358	3,176,276,165	3,765,477,824
End of year	$11,746,833	$7,815,477	$3,430,517,068	$3,176,276,165
Changes in Shares Outstanding:
Shares sold	230,000	230,000	38,010,000	27,420,000
Shares repurchased	(160,000)	(80,000)	(36,750,000)	(39,230,000)
Shares outstanding, beginning of year	240,001	90,001	64,200,000	76,010,000
Shares outstanding, end of year	310,001	240,001	65,460,000	64,200,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco S&P 500® Low Volatility ETF (SPLV)		Invesco S&P 500® Momentum ETF (SPMO)		Invesco S&P 500 QVM Multi-factor ETF (QVML)		Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
2026	2025	2026	2025	2026	2025	2026	2025

$164,480,672	$144,826,584	$131,273,473	$48,606,879	$16,041,529	$14,485,533	$5,189,880	$4,695,534
227,731,972	690,505,037	545,644,571	193,918,937	87,963,635	69,632,947	30,742,819	2,136,227
(140,027,412)	(482,755,601)	3,075,832,683	1,527,438,956	173,503,503	89,909,421	28,142,417	15,683,974
252,185,232	352,576,020	3,752,750,727	1,769,964,772	277,508,667	174,027,901	64,075,116	22,515,735

(163,752,170)	(140,213,473)	(124,203,485)	(36,810,081)	(16,078,072)	(14,106,681)	(4,941,170)	(4,686,705)

3,456,078,056	4,667,479,829	12,805,176,205	10,312,745,673	249,269,131	443,521,351	66,657,101	31,202,000
(4,383,741,171)	(4,462,162,813)	(6,367,782,584)	(2,227,360,969)	(247,678,456)	(258,641,458)	(67,939,693)	(1,719,683)
(927,663,115)	205,317,016	6,437,393,621	8,085,384,704	1,590,675	184,879,893	(1,282,592)	29,482,317
(839,230,053)	417,679,563	10,065,940,863	9,818,539,395	263,021,270	344,801,113	57,851,354	47,311,347

7,932,763,861	7,515,084,298	12,169,526,286	2,350,986,891	1,378,982,767	1,034,181,654	368,209,427	320,898,080
$7,093,533,808	$7,932,763,861	$22,235,467,149	$12,169,526,286	$1,642,004,037	$1,378,982,767	$426,060,781	$368,209,427

46,590,000	64,170,000	98,280,000	101,550,000	5,850,000	12,700,000	2,140,000	1,040,000
(59,560,000)	(61,850,000)	(51,640,000)	(23,320,000)	(5,750,000)	(7,500,000)	(2,190,000)	(60,000)
107,990,000	105,670,000	104,580,001	26,350,001	36,100,001	30,900,001	12,180,001	11,200,001
95,020,000	107,990,000	151,220,001	104,580,001	36,200,001	36,100,001	12,130,001	12,180,001

79

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2026 and 2025

	Invesco S&P MidCap Low Volatility ETF (XMLV)		Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
	2026	2025	2026	2025
Operations:
Net investment income	$22,494,709	$21,630,653	$3,021,875	$2,655,000
Net realized gain (loss)	33,226,090	79,308,032	23,177,215	2,292,585
Change in net unrealized appreciation (depreciation)	1,429,758	(32,596,784)	20,091,445	3,316,898
Net increase (decrease) in net assets resulting from operations	57,150,557	68,341,901	46,290,535	8,264,483
Distributions to Shareholders from:
Distributable earnings	(22,816,637)	(21,580,302)	(2,896,078)	(2,683,296)
Shareholder Transactions:
Proceeds from shares sold	25,987,741	311,468,198	39,018,815	23,836,361
Value of shares repurchased	(140,469,390)	(390,743,388)	(40,158,212)	(22,378,869)
Net increase (decrease) in net assets resulting from share transactions	(114,481,649)	(79,275,190)	(1,139,397)	1,457,492
Net increase (decrease) in net assets	(80,147,729)	(32,513,591)	42,255,060	7,038,679
Net assets:
Beginning of year	817,342,227	849,855,818	205,656,349	198,617,670
End of year	$737,194,498	$817,342,227	$247,911,409	$205,656,349
Changes in Shares Outstanding:
Shares sold	400,000	5,000,000	1,360,000	880,000
Shares repurchased	(2,180,000)	(6,310,000)	(1,400,000)	(820,000)
Shares outstanding, beginning of year	12,770,000	14,080,000	7,360,001	7,300,001
Shares outstanding, end of year	10,990,000	12,770,000	7,320,001	7,360,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco S&P SmallCap 600® GARP ETF (GRPZ)		Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)		Invesco S&P SmallCap Low Volatility ETF (XSLV)		Invesco S&P SmallCap Quality ETF (XSHQ)
2026	2025	2026	2025	2026	2025	2026	2025

$25,318	$23,409	$3,272,136	$3,100,838	$6,488,638	$4,979,013	$2,514,746	$4,939,038
477,813	(67,594)	(1,011,615)	(4,084,333)	8,391,213	25,852,842	15,463,028	(6,172,555)
32,142	113,256	3,214,713	(1,876,158)	11,903,919	(28,538,640)	4,748,829	(7,017,078)
535,273	69,071	5,475,234	(2,859,653)	26,783,770	2,293,215	22,726,603	(8,250,595)

(26,794)	(24,563)	(3,723,925)	(4,114,397)	(5,587,943)	(7,244,901)	(3,355,781)	(4,717,780)

2,331,157	1,563,689	24,702,377	41,582,241	21,009,776	20,851,063	169,892,673	219,336,597
(2,279,614)	(1,006,546)	(32,252,167)	(945,325)	(53,936,092)	(101,941,216)	(177,089,368)	(237,208,409)
51,543	557,143	(7,549,790)	40,636,916	(32,926,316)	(81,090,153)	(7,196,695)	(17,871,812)
560,022	601,651	(5,798,481)	33,662,866	(11,730,489)	(86,041,839)	12,174,127	(30,840,187)

2,711,624	2,109,973	76,577,240	42,914,374	262,291,112	348,332,951	289,011,211	319,851,398
$3,271,646	$2,711,624	$70,778,759	$76,577,240	$250,560,623	$262,291,112	$301,185,338	$289,011,211

80,000	60,000	1,730,000	2,880,000	410,000	470,000	3,670,000	5,150,000
(80,000)	(40,000)	(2,310,000)	(70,000)	(1,120,000)	(2,190,000)	(3,940,000)	(6,130,000)
100,001	80,001	5,560,001	2,750,001	5,500,000	7,220,000	6,560,001	7,540,001
100,001	100,001	4,980,001	5,560,001	4,790,000	5,500,000	6,290,001	6,560,001

81

Financial Highlights
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
	Years Ended August 31,				For the Period November 15, 2021(a) Through August 31, 2022
	2026	2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$28.59	$26.95	$22.98	$21.26	$25.00
Net investment income(b)	0.50	0.47	0.44	0.43	0.34
Net realized and unrealized gain (loss) on investments	6.23	1.63	3.97	1.71	(3.81)
Total from investment operations	6.73	2.10	4.41	2.14	(3.47)
Distributions to shareholders from:
Net investment income	(0.50)	(0.46)	(0.44)	(0.42)	(0.27)
Net asset value at end of period	$34.82	$28.59	$26.95	$22.98	$21.26
Market price at end of period(c)	$34.84	$28.59	$26.95	$22.99	$21.28
Net Asset Value Total Return(d)	23.79%	7.90%	19.43%	10.21%	(13.93)%(e)
Market Price Total Return(d)	23.86%	7.90%	19.38%	10.15%	(13.85)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$73,123	$25,731	$12,128	$11,491	$9,569
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%(f)
Net investment income	1.57%	1.77%	1.82%	1.93%	1.85%(f)
Portfolio turnover rate(g)	33%	40%	33%	33%	45%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (November 17, 2021, the first day of trading on the exchange) to August 31, 2022 was (13.61)%. The market price total return from Fund Inception to August 31, 2022 was (13.57)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Financial Highlights—(continued)
Invesco MSCI North America Climate ETF (KLMN)
	Year Ended August 31, 2026	For the Period December 9, 2024(a) Through August 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$26.50	$24.81
Net investment income(b)	0.32	0.23
Net realized and unrealized gain on investments	5.15	1.64
Total from investment operations	5.47	1.87
Distributions to shareholders from:
Net investment income	(0.37)	(0.18)
Net asset value at end of period	$31.60	$26.50
Market price at end of period(c)	$31.60	$26.51
Net Asset Value Total Return(d)	20.83%	7.59%(e)
Market Price Total Return(d)	20.78%	7.63%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,464,571	$2,679,098
Ratio to average net assets of:
Expenses	0.09%	0.09%(f)
Net investment income	1.11%	1.28%(f)
Portfolio turnover rate(g)	14%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 11, 2024, the first day of trading on the exchange) to August 31, 2025 was 7.03%. The market price total return from Fund Inception to August 31, 2025 was 6.94%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Financial Highlights—(continued)
Invesco MSCI USA ETF (PBUS)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$64.83	$56.40	$44.99	$39.52	$46.14
Net investment income(a)	0.77	0.73	0.70	0.65	0.63
Net realized and unrealized gain (loss) on investments	12.08	8.42	11.38	5.47	(6.63)
Total from investment operations	12.85	9.15	12.08	6.12	(6.00)
Distributions to shareholders from:
Net investment income	(0.77)	(0.72)	(0.67)	(0.65)	(0.61)
Net realized gains	-	-	-	-	(0.01)
Total distributions	(0.77)	(0.72)	(0.67)	(0.65)	(0.62)
Net asset value at end of year	$76.91	$64.83	$56.40	$44.99	$39.52
Market price at end of year(b)	$76.90	$64.85	$56.38	$44.99	$39.55
Net Asset Value Total Return(c)	19.96%	16.36%	27.06%	15.72%	(13.10)%
Market Price Total Return(c)	19.90%	16.44%	27.02%	15.63%	(13.03)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$11,665,769	$8,447,954	$5,192,859	$3,035,621	$2,281,045
Ratio to average net assets of:
Expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	1.10%	1.24%	1.40%	1.61%	1.44%
Portfolio turnover rate(d)	4%	3%	3%	3%	3%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Russell 1000 Equal Weight ETF (EQAL)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$51.76	$47.68	$42.27	$41.51	$46.30
Net investment income(a)	0.98	0.89	0.80	0.78	0.73
Net realized and unrealized gain (loss) on investments	9.30	4.05	5.41	0.75	(4.86)
Total from investment operations	10.28	4.94	6.21	1.53	(4.13)
Distributions to shareholders from:
Net investment income	(1.00)	(0.86)	(0.80)	(0.77)	(0.66)
Net asset value at end of year	$61.04	$51.76	$47.68	$42.27	$41.51
Market price at end of year(b)	$61.06	$51.78	$47.65	$42.28	$41.54
Net Asset Value Total Return(c)	20.12%	10.51%	14.89%	3.80%	(8.96)%
Market Price Total Return(c)	20.11%	10.62%	14.80%	3.75%	(8.86)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$845,440	$687,166	$607,869	$659,408	$617,468
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.76%	1.83%	1.85%	1.90%	1.64%
Portfolio turnover rate(d)	38%	31%	30%	27%	27%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Financial Highlights—(continued)
Invesco S&P 500 Concentrated QVM ETF (QVMT)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$54.67	$50.36	$41.18	$40.63	$42.47
Net investment income(a)	1.11	1.34	1.29	1.23	1.02
Net realized and unrealized gain (loss) on investments	10.73	4.34	9.24	0.47 (b)	(1.78)
Total from investment operations	11.84	5.68	10.53	1.70	(0.76)
Distributions to shareholders from:
Net investment income	(1.23)	(1.37)	(1.35)	(1.15)	(1.08)
Net asset value at end of year	$65.28	$54.67	$50.36	$41.18	$40.63
Market price at end of year(c)	$65.23	$54.73	$50.35	$41.19	$40.65
Net Asset Value Total Return(d)	21.95%	11.55%	26.01%	4.33%	(1.85)%
Market Price Total Return(d)	21.73%	11.69%	25.95%	4.31%	(1.72)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$131,867	$109,336	$106,258	$91,004	$144,635
Ratio to average net assets of:
Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	1.84%	2.63%	2.83%	3.00%	2.36%
Portfolio turnover rate(e)	151%	31%	31%	39%	32%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended August 31, 2026, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco S&P 500® High Beta ETF (SPHB)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$104.85	$85.80	$76.06	$64.51	$74.74
Net investment income(a)	0.77	0.55	0.82	0.45	0.51
Net realized and unrealized gain (loss) on investments	41.46	19.08	9.71	11.54	(10.12)
Total from investment operations	42.23	19.63	10.53	11.99	(9.61)
Distributions to shareholders from:
Net investment income	(0.81)	(0.58)	(0.79)	(0.44)	(0.62)
Net asset value at end of year	$146.27	$104.85	$85.80	$76.06	$64.51
Market price at end of year(b)	$146.27	$104.87	$85.78	$76.05	$64.58
Net Asset Value Total Return(c)	40.42%	23.01%	13.92%	18.68%	(12.92)%
Market Price Total Return(c)	40.40%	23.06%	13.90%	18.54%	(12.84)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$909,790	$426,741	$450,461	$586,452	$527,684
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	0.60%	0.61%	1.02%	0.65%	0.69%
Portfolio turnover rate(d)	72%	85%	91%	66%	76%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Financial Highlights—(continued)
Invesco S&P 500 High Dividend Growers ETF (DIVG)
	Years Ended August 31,		For the Period December 4, 2023(a) Through August 31, 2024
	2026	2025
Per Share Operating Performance:
Net asset value at beginning of period	$32.56	$31.30	$25.00
Net investment income(b)	1.06	0.98	0.88
Net realized and unrealized gain on investments	5.40	1.43	6.16
Total from investment operations	6.46	2.41	7.04
Distributions to shareholders from:
Net investment income	(1.13)	(1.15)	(0.74)
Net asset value at end of period	$37.89	$32.56	$31.30
Market price at end of period(c)	$37.86	$32.57	$31.26
Net Asset Value Total Return(d)	20.26%	7.93%	28.48%(e)
Market Price Total Return(d)	20.12%	8.10%	28.31%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$11,747	$7,815	$2,817
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.41%(f)
Net investment income	3.04%	3.16%	4.24%(f)
Portfolio turnover rate(g)	49%	36%	40%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 6, 2023, the first day of trading on the exchange) to August 31, 2024 was 25.22%. The market price total return from Fund Inception to August 31, 2024 was 25.06%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights—(continued)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$49.47	$49.54	$41.17	$43.91	$44.24
Net investment income(a)	2.10	2.00	1.80	1.80	1.60
Net realized and unrealized gain (loss) on investments	3.28	(0.36)	8.37	(2.76)	(0.27)
Total from investment operations	5.38	1.64	10.17	(0.96)	1.33
Distributions to shareholders from:
Net investment income	(2.44)	(1.71)	(1.80)	(1.78)	(1.66)
Net asset value at end of year	$52.41	$49.47	$49.54	$41.17	$43.91
Market price at end of year(b)	$52.41	$49.50	$49.55	$41.16	$43.96
Net Asset Value Total Return(c)	11.26%	3.41%	25.52%	(2.20)%	3.02%
Market Price Total Return(c)	11.19%	3.46%	25.58%	(2.34)%	3.15%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,430,517	$3,176,276	$3,765,478	$3,125,345	$3,807,984
Ratio to average net assets of:
Expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	4.20%	4.09%	4.20%	4.24%	3.56%
Portfolio turnover rate(d)	57%	49%	49%	67%	60%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Low Volatility ETF (SPLV)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$73.46	$71.12	$61.26	$63.19	$64.07
Net investment income(a)	1.63	1.38	1.30	1.46	1.35
Net realized and unrealized gain (loss) on investments	1.19	2.30	10.02	(1.95)	(0.96)
Total from investment operations	2.82	3.68	11.32	(0.49)	0.39
Distributions to shareholders from:
Net investment income	(1.63)	(1.34)	(1.46)	(1.44)	(1.27)
Net asset value at end of year	$74.65	$73.46	$71.12	$61.26	$63.19
Market price at end of year(b)	$74.66	$73.49	$71.14	$61.25	$63.25
Net Asset Value Total Return(c)	3.91%	5.21%	18.81%	(0.80)%	0.60%
Market Price Total Return(c)	3.87%	5.22%	18.86%	(0.91)%	0.73%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$7,093,534	$7,932,764	$7,515,084	$8,716,016	$10,972,985
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.22%	1.90%	2.05%	2.35%	2.10%
Portfolio turnover rate(d)	65%	71%	68%	55%	70%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights—(continued)
Invesco S&P 500® Momentum ETF (SPMO)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$116.37	$89.22	$58.28	$54.27	$63.43
Net investment income(a)	1.08	0.85	0.45	1.27	0.75
Net realized and unrealized gain (loss) on investments	30.64	26.95	31.13	3.94	(9.34)
Total from investment operations	31.72	27.80	31.58	5.21	(8.59)
Distributions to shareholders from:
Net investment income	(1.05)	(0.65)	(0.64)	(1.20)	(0.57)
Net asset value at end of year	$147.04	$116.37	$89.22	$58.28	$54.27
Market price at end of year(b)	$147.03	$116.38	$89.20	$58.33	$54.36
Net Asset Value Total Return(c)	27.40%	31.29%	54.58%	9.79%	(13.60)%
Market Price Total Return(c)	27.39%	31.33%	54.41%	9.71%	(13.43)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$22,235,467	$12,169,526	$2,350,987	$197,572	$113,973
Ratio to average net assets of:
Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	0.83%	0.83%	0.57%	2.29%	1.25%
Portfolio turnover rate(d)	69%	44%	72%	81%	124%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500 QVM Multi-factor ETF (QVML)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$38.20	$33.47	$26.37	$23.58	$26.43
Net investment income(a)	0.44	0.43	0.38	0.41	0.38
Net realized and unrealized gain (loss) on investments	7.17	4.73	7.10	2.79	(2.86)
Total from investment operations	7.61	5.16	7.48	3.20	(2.48)
Distributions to shareholders from:
Net investment income	(0.45)	(0.43)	(0.38)	(0.41)	(0.37)
Net asset value at end of year	$45.36	$38.20	$33.47	$26.37	$23.58
Market price at end of year(b)	$45.36	$38.20	$33.47	$26.38	$23.62
Net Asset Value Total Return(c)	20.05%	15.55%	28.61%	13.76%	(9.47)%
Market Price Total Return(c)	20.05%	15.55%	28.56%	13.61%	(9.36)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,642,004	$1,378,983	$1,034,182	$849,202	$724,055
Ratio to average net assets of:
Expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net investment income	1.07%	1.24%	1.31%	1.71%	1.47%
Portfolio turnover rate(d)	37%	17%	15%	20%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights—(continued)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$30.23	$28.65	$24.42	$22.48	$25.53
Net investment income(a)	0.43	0.40	0.36	0.35	0.33
Net realized and unrealized gain (loss) on investments	4.87	1.58	4.21	1.95	(3.05)
Total from investment operations	5.30	1.98	4.57	2.30	(2.72)
Distributions to shareholders from:
Net investment income	(0.41)	(0.40)	(0.34)	(0.36)	(0.33)
Net asset value at end of year	$35.12	$30.23	$28.65	$24.42	$22.48
Market price at end of year(b)	$35.11	$30.24	$28.67	$24.42	$22.50
Net Asset Value Total Return(c)	17.66%	7.01%	18.89%	10.37%	(10.69)%
Market Price Total Return(c)	17.58%	6.97%	18.97%	10.27%	(10.62)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$426,061	$368,209	$320,898	$267,668	$244,362
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.30%	1.39%	1.39%	1.51%	1.38%
Portfolio turnover rate(d)	32%	34%	30%	32%	27%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P MidCap Low Volatility ETF (XMLV)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$64.00	$60.36	$51.51	$52.53	$55.29
Net investment income(a)	1.93	1.64	1.21	1.26	0.97
Net realized and unrealized gain (loss) on investments	3.10	3.65	8.84	(1.02)	(2.84)
Total from investment operations	5.03	5.29	10.05	0.24	(1.87)
Distributions to shareholders from:
Net investment income	(1.95)	(1.65)	(1.20)	(1.26)	(0.89)
Net asset value at end of year	$67.08	$64.00	$60.36	$51.51	$52.53
Market price at end of year(b)	$67.13	$63.99	$60.30	$51.50	$52.56
Net Asset Value Total Return(c)	8.07%	8.93%	19.83%	0.46%	(3.38)%
Market Price Total Return(c)	8.17%	9.00%	19.73%	0.38%	(3.27)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$737,194	$817,342	$849,856	$898,905	$1,163,050
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.99%	2.66%	2.26%	2.40%	1.78%
Portfolio turnover rate(d)	61%	58%	70%	76%	61%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights—(continued)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$27.94	$27.21	$23.27	$22.14	$25.05
Net investment income(a)	0.41	0.36	0.36	0.37	0.30
Net realized and unrealized gain (loss) on investments	5.91	0.74	3.92	1.14	(2.87)
Total from investment operations	6.32	1.10	4.28	1.51	(2.57)
Distributions to shareholders from:
Net investment income	(0.39)	(0.37)	(0.34)	(0.38)	(0.34)
Net asset value at end of year	$33.87	$27.94	$27.21	$23.27	$22.14
Market price at end of year(b)	$33.87	$27.96	$27.21	$23.30	$22.18
Net Asset Value Total Return(c)	22.84%	4.10%	18.62%	6.92%	(10.33)%
Market Price Total Return(c)	22.75%	4.18%	18.46%	6.86%	(10.17)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$247,911	$205,656	$198,618	$202,938	$98,311
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.34%	1.37%	1.51%	1.65%	1.27%
Portfolio turnover rate(d)	41%	35%	38%	27%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights—(continued)
Invesco S&P SmallCap 600® GARP ETF (GRPZ)
	Years Ended August 31,		For the Period March 25, 2024(a) Through August 31, 2024
	2026	2025
Per Share Operating Performance:
Net asset value at beginning of period	$27.12	$26.37	$25.00
Net investment income(b)	0.26	0.25	0.12
Net realized and unrealized gain on investments	5.63	0.76	1.31
Total from investment operations	5.89	1.01	1.43
Distributions to shareholders from:
Net investment income	(0.29)	(0.26)	(0.06)
Net asset value at end of period	$32.72	$27.12	$26.37
Market price at end of period(c)	$32.72	$27.12	$26.37
Net Asset Value Total Return(d)	21.88%	3.92%	5.75%(e)
Market Price Total Return(d)	21.88%	3.92%	5.75%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,272	$2,712	$2,110
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%(f)
Net investment income	0.89%	0.98%	1.12%(f)
Portfolio turnover rate(g)	74%	81%	66%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (March 27, 2024, the first day of trading on the exchange) to August 31, 2024 was 5.03%. The market price total return from Fund Inception to August 31, 2024 was 4.99%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$13.77	$15.61	$15.95	$18.99	$23.07
Net investment income(a)	0.60	0.68	0.77	0.87	0.92
Net realized and unrealized gain (loss) on investments	0.53	(1.60)	0.01	(2.64)	(3.92)
Total from investment operations	1.13	(0.92)	0.78	(1.77)	(3.00)
Distributions to shareholders from:
Net investment income	(0.69)	(0.92)	(1.12)	(1.27)	(1.08)
Net asset value at end of year	$14.21	$13.77	$15.61	$15.95	$18.99
Market price at end of year(b)	$14.24	$13.78	$15.61	$15.95	$19.02
Net Asset Value Total Return(c)	8.61%	(5.88)%	5.39%	(9.48)%	(13.36)%
Market Price Total Return(c)	8.76%	(5.81)%	5.38%	(9.63)%	(13.19)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$70,779	$76,577	$42,914	$19,137	$24,877
Ratio to average net assets of:
Expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	4.47%	4.89%	5.09%	5.10%	4.30%
Portfolio turnover rate(d)	93%	82%	79%	68%	67%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Low Volatility ETF (XSLV)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$47.69	$48.25	$41.38	$45.06	$48.74
Net investment income(a)	1.31	0.79	0.93	1.11	1.01
Net realized and unrealized gain (loss) on investments	4.41	(0.22)(b)	6.85	(3.61)	(3.83)
Total from investment operations	5.72	0.57	7.78	(2.50)	(2.82)
Distributions to shareholders from:
Net investment income	(1.10)	(1.13)	(0.91)	(1.18)	(0.86)
Net asset value at end of year	$52.31	$47.69	$48.25	$41.38	$45.06
Market price at end of year(c)	$52.33	$47.62	$48.19	$41.40	$45.09
Net Asset Value Total Return(d)	12.27%	1.23%(b)	19.11%	(5.62)%	(5.81)%
Market Price Total Return(d)	12.48%	1.20%(b)	18.91%	(5.63)%	(5.72)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$250,561	$262,291	$348,333	$408,026	$726,364
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.69%	1.69%	2.18%	2.54%	2.09%
Portfolio turnover rate(e)	68%	73%	76%	77%	66%

(a)	Based on average shares outstanding.
(b)
Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $(0.72). Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco S&P SmallCap Quality ETF (XSHQ)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$44.06	$42.42	$37.06	$32.97	$37.41
Net investment income(a)	0.43	0.56	0.54	0.53	0.62
Net realized and unrealized gain (loss) on investments	3.96	1.60 (b)	5.26	4.14	(4.37)
Total from investment operations	4.39	2.16	5.80	4.67	(3.75)
Distributions to shareholders from:
Net investment income	(0.57)	(0.52)	(0.44)	(0.58)	(0.69)
Net asset value at end of year	$47.88	$44.06	$42.42	$37.06	$32.97
Market price at end of year(c)	$47.87	$44.05	$42.41	$37.10	$32.99
Net Asset Value Total Return(d)	10.10%	5.18%	15.78%	14.39%	(10.13)%
Market Price Total Return(d)	10.11%	5.18%	15.63%	14.44%	(10.12)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$301,185	$289,011	$319,851	$48,179	$28,683
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income	0.96%	1.35%	1.38%	1.55%	1.71%
Portfolio turnover rate(e)	59%	69%	86%	84%	60%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco ESG S&P 500 Equal Weight ETF (RSPE)	"ESG S&P 500 Equal Weight ETF"
Invesco MSCI North America Climate ETF (KLMN)	"MSCI North America Climate ETF"
Invesco MSCI USA ETF (PBUS)	"MSCI USA ETF"
Invesco Russell 1000 Equal Weight ETF (EQAL)	"Russell 1000 Equal Weight ETF"
Invesco S&P 500 Concentrated QVM ETF (QVMT)(a)	"S&P 500 Concentrated QVM ETF"
Invesco S&P 500® High Beta ETF (SPHB)	"S&P 500® High Beta ETF"
Invesco S&P 500 High Dividend Growers ETF (DIVG)	"S&P 500 High Dividend Growers ETF"
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	"S&P 500® High Dividend Low Volatility ETF"
Invesco S&P 500® Low Volatility ETF (SPLV)	"S&P 500® Low Volatility ETF"
Invesco S&P 500® Momentum ETF (SPMO)	"S&P 500® Momentum ETF"
Invesco S&P 500 QVM Multi-factor ETF (QVML)	"S&P 500 QVM Multi-factor ETF"
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	"S&P MidCap 400 QVM Multi-factor ETF"
Invesco S&P MidCap Low Volatility ETF (XMLV)	"S&P MidCap Low Volatility ETF"
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	"S&P SmallCap 600 QVM Multi-factor ETF"
Invesco S&P SmallCap 600® GARP ETF (GRPZ)	"S&P SmallCap 600® GARP ETF"
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	"S&P SmallCap High Dividend Low Volatility ETF"
Invesco S&P SmallCap Low Volatility ETF (XSLV)	"S&P SmallCap Low Volatility ETF"
Invesco S&P SmallCap Quality ETF (XSHQ)	"S&P SmallCap Quality ETF"

(a)	Effective February 23, 2026, the Fund’s name changed from Invesco S&P 500® Enhanced Value ETF to Invesco S&P 500® Concentrated QVM ETF.
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc., except for Shares of MSCI USA ETF, S&P SmallCap High Dividend Low Volatility ETF and S&P SmallCap Quality ETF, which are listed and traded on the Cboe BZX Exchange, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
ESG S&P 500 Equal Weight ETF	S&P 500 Equal Weight Scored & Screened Leaders Select Index
MSCI North America Climate ETF	MSCI Global Select 500 - North America Subset Index
MSCI USA ETF	MSCI USA Index
Russell 1000 Equal Weight ETF	Russell 1000® Equal Weight Index
S&P 500 Concentrated QVM ETF	S&P 500® Quality, Value & Momentum Multi-factor Index
S&P 500® High Beta ETF	S&P 500® High Beta Index
S&P 500 High Dividend Growers ETF	S&P 500® High Dividend Growth Index
S&P 500® High Dividend Low Volatility ETF	S&P 500® Low Volatility High Dividend Index
S&P 500® Low Volatility ETF	S&P 500® Low Volatility Index
S&P 500® Momentum ETF	S&P 500® Momentum Index
S&P 500 QVM Multi-factor ETF	S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index
S&P MidCap 400 QVM Multi-factor ETF	S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index
S&P MidCap Low Volatility ETF	S&P MidCap 400® Low Volatility Index
S&P SmallCap 600 QVM Multi-factor ETF	S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index
S&P SmallCap 600® GARP ETF	S&P SmallCap 600® GARP Index
S&P SmallCap High Dividend Low Volatility ETF	S&P SmallCap 600® Low Volatility High Dividend Index
S&P SmallCap Low Volatility ETF	S&P SmallCap 600® Low Volatility Index
S&P SmallCap Quality ETF	S&P SmallCap 600® Quality Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may

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become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

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capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for S&P 500 High Dividend Growers ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. S&P 500 High Dividend Growers ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses

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(except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of such Fund’s total assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Funds to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or a Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to a Fund if the market value of the loaned securities increases, the borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, a Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, each Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. For Funds that participate in securities lending, dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.
In connection with securities lending arrangements with certain borrowers, MSCI USA ETF, Russell 1000 Equal Weight ETF, S&P 500® High Dividend Low Volatility ETF and S&P 500® Low Volatility ETF may transfer securities and/or cash to a segregated custody account at the custodian (the “Collateral Account”) over which the relevant borrower is granted a lien. Pursuant to the related agreements governing the arrangements, the relevant borrower is granted a security interest in the Collateral Account and the assets held therein to secure a Fund’s obligation to return the cash collateral received from the

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borrower at the termination of the applicable securities loan. Such arrangements are undertaken to alleviate the borrower from the potential adverse impacts of borrower regulatory capital constraints and to facilitate securities lending activity between a Fund and the borrower. Whether a Fund transfers assets to the Collateral Account, thereby encumbering them for the benefit of the borrower, is solely at the discretion of the Fund and Invesco, as securities lending agent (as further described below); a Fund is not contractually obligated to the borrower to maintain any securities and/or cash (or any associated minimum balance) in the Collateral Account. A Fund also has the contractual right to withdraw such assets from the Collateral Account, except during certain times of the day and under certain circumstances as outlined in the related agreements governing the arrangements. The security interest in the Collateral Account is enforceable (and the borrower can access the securities and/or cash therein) only upon specified default events with respect to a Fund, including a Fund’s failure to return the cash collateral to the borrower. As of August 31, 2026, securities and/or cash were held in Collateral Accounts with an approximate fair value as listed below. Each Fund retains beneficial ownership of such securities and/or cash, which remain recognized as assets of each Fund on the Statements of Assets and Liabilities.
Amount
MSCI USA ETF	$ 4,439,069
Russell 1000 Equal Weight ETF	5,359,896
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as the affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as securities lending agent for each Fund participating in the securities lending program. To the extent a Fund utilizes Invesco as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2026, each Fund engaged in securities lending transactions with respect to which Invesco acted as securities lending agent. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
ESG S&P 500 Equal Weight ETF	$221
MSCI North America Climate ETF	1,071
MSCI USA ETF	13,417
Russell 1000 Equal Weight ETF	29,625
S&P 500 Concentrated QVM ETF	233
S&P 500® High Beta ETF	4,518
S&P 500 High Dividend Growers ETF	27
S&P 500® High Dividend Low Volatility ETF	45,423
S&P 500® Low Volatility ETF	8,990
S&P 500® Momentum ETF	9,062
S&P 500 QVM Multi-factor ETF	1,169
S&P MidCap 400 QVM Multi-factor ETF	31,785
S&P MidCap Low Volatility ETF	5,941
S&P SmallCap 600 QVM Multi-factor ETF	5,730
S&P SmallCap 600® GARP ETF	49
S&P SmallCap High Dividend Low Volatility ETF	4,155
S&P SmallCap Low Volatility ETF	3,073
S&P SmallCap Quality ETF	4,511

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books

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and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities, provide exposure to markets and indexes, and manage exposure to equity and market price movements and/or currency risks.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Statements of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
M.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.

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Dividend Paying Securities Risk. As a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index of certain Funds and the capital resources available for such companies’ dividend payments may affect such Funds. There is the possibility that dividend paying companies could reduce or eliminate the payment of dividends in the future, or an anticipated acceleration of dividends may not occur. Depending on market conditions, dividend paying stocks included in the Underlying Index of certain Funds may not be widely available for purchase or may be highly concentrated in only a few market sectors. This may increase the volatility of such Funds’ returns and limit their ability to produce current income while remaining fully diversified. High-dividend stocks may not experience high earnings growth or capital appreciation. Certain Funds’ performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. In addition, the value of dividend paying common stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Environmental, Social and Governance ("ESG") Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, certain Funds may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Growth Investing Risk. For certain Funds, the market values of growth securities may be more volatile than other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth companies typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price and the securities of growth companies may underperform the securities of value companies or the overall stock market. Growth stocks may also be more volatile than other securities because of investor speculation and the value of the Fund’s investments will vary and at times may be lower than that of other types of investments.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect

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supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Multifactor Investing Risk. For certain Funds, the Underlying Index seeks to emphasize certain factor exposures to securities within the eligible index universe, in accordance with the Underlying Index’s methodology. There is no assurance that targeting exposure to such factors will enhance an Underlying Index’s or a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is also no guarantee an Underlying Index will achieve the specific factor exposures.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. MSCI North America Climate ETF, S&P 500 High Dividend Growers ETF, S&P 500® Momentum ETF and S&P SmallCap 600® GARP ETF are non-diversified, and, to the extent MSCI USA ETF, S&P 500 Concentrated QVM ETF, S&P 500® High Beta ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF, S&P MidCap Low Volatility ETF, S&P SmallCap High Dividend Low Volatility ETF, S&P SmallCap Low Volatility ETF and S&P SmallCap Quality ETF become non-diversified, all such Funds can invest a greater portion of their respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. S&P 500 Concentrated QVM ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Quality Investing Risk. For certain Funds, the quality style of investing is subject to the risk that securities that have previously been identified with quality characteristics may not continue to be quality companies and that the returns of such securities may be less than returns on other styles of investing or the overall stock market.
Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for

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some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
Value Investing Risk. For certain Funds, value investing entails the risk that if the market does not recognize that a selected security is undervalued, the price of that security might not appreciate as anticipated. Value securities are subject to the risk that the valuations never improve or that the returns on value securities are lower than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary, and at times, may be lower than that of other types of investments. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, value securities may underperform growth securities or the overall stock market.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
ESG S&P 500 Equal Weight ETF	0.20%
MSCI North America Climate ETF	0.09%
MSCI USA ETF	0.04%
Russell 1000 Equal Weight ETF	0.20%
S&P 500 Concentrated QVM ETF	0.13%
S&P 500® High Beta ETF	0.25%
S&P 500 High Dividend Growers ETF	0.39%
S&P 500® High Dividend Low Volatility ETF	0.30%
S&P 500® Low Volatility ETF	0.25%
S&P 500® Momentum ETF	0.13%
S&P 500 QVM Multi-factor ETF	0.11%
S&P MidCap 400 QVM Multi-factor ETF	0.15%
S&P MidCap Low Volatility ETF	0.25%
S&P SmallCap 600 QVM Multi-factor ETF	0.15%
S&P SmallCap 600® GARP ETF	0.35%
S&P SmallCap High Dividend Low Volatility ETF	0.30%
S&P SmallCap Low Volatility ETF	0.25%
S&P SmallCap Quality ETF	0.29%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2026, the Adviser waived fees for each Fund in the following amounts:
ESG S&P 500 Equal Weight ETF	$32
MSCI North America Climate ETF	831
MSCI USA ETF	5,190
Russell 1000 Equal Weight ETF	571
S&P 500 Concentrated QVM ETF	51
S&P 500® High Beta ETF	434
S&P 500 High Dividend Growers ETF	9
S&P 500® High Dividend Low Volatility ETF	4,938

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S&P 500® Low Volatility ETF	$8,405
S&P 500® Momentum ETF	8,553
S&P 500 QVM Multi-factor ETF	1,392
S&P MidCap 400 QVM Multi-factor ETF	174
S&P MidCap Low Volatility ETF	955
S&P SmallCap 600 QVM Multi-factor ETF	100
S&P SmallCap 600® GARP ETF	2
S&P SmallCap High Dividend Low Volatility ETF	61
S&P SmallCap Low Volatility ETF	254
S&P SmallCap Quality ETF	172
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
ESG S&P 500 Equal Weight ETF	S&P Dow Jones Indices LLC
MSCI North America Climate ETF	MSCI Inc.
MSCI USA ETF	MSCI Inc.
Russell 1000 Equal Weight ETF	Frank Russell Company
S&P 500 Concentrated QVM ETF	S&P Dow Jones Indices LLC
S&P 500® High Beta ETF	S&P Dow Jones Indices LLC
S&P 500 High Dividend Growers ETF	S&P Dow Jones Indices LLC
S&P 500® High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® Momentum ETF	S&P Dow Jones Indices LLC
S&P 500 QVM Multi-factor ETF	S&P Dow Jones Indices LLC
S&P MidCap 400 QVM Multi-factor ETF	S&P Dow Jones Indices LLC
S&P MidCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap 600 QVM Multi-factor ETF	S&P Dow Jones Indices LLC
S&P SmallCap 600® GARP ETF	S&P Dow Jones Indices LLC
S&P SmallCap High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Quality ETF	S&P Dow Jones Indices LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
ESG S&P 500 Equal Weight ETF	$1,547
MSCI North America Climate ETF	1,002
MSCI USA ETF	23,225
Russell 1000 Equal Weight ETF	35,259
S&P 500 Concentrated QVM ETF	18,128
S&P 500® High Beta ETF	36,542
S&P 500 High Dividend Growers ETF	43
S&P 500® High Dividend Low Volatility ETF	73,346
S&P 500® Low Volatility ETF	174,807
S&P 500® Momentum ETF	210,370
S&P 500 QVM Multi-factor ETF	6,382

104

S&P MidCap 400 QVM Multi-factor ETF	$14,259
S&P MidCap Low Volatility ETF	17,328
S&P SmallCap 600 QVM Multi-factor ETF	12,614
S&P SmallCap 600® GARP ETF	578
S&P SmallCap High Dividend Low Volatility ETF	18,251
S&P SmallCap Low Volatility ETF	23,257
S&P SmallCap Quality ETF	30,330
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
ESG S&P 500 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$73,031,983	$-	$-	$73,031,983
Money Market Funds	30,862	761,972	-	792,834
Total Investments	$73,062,845	$761,972	$-	$73,824,817
MSCI North America Climate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,462,929,713	$-	$-	$2,462,929,713
Money Market Funds	92,041	2,728,709	-	2,820,750
Total Investments	$2,463,021,754	$2,728,709	$-	$2,465,750,463
MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$11,655,208,571	$-	$0	$11,655,208,571
Money Market Funds	6,108,915	166,561,038	-	172,669,953
Total Investments	$11,661,317,486	$166,561,038	$0	$11,827,878,524
Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$844,253,576	$-	$0	$844,253,576
Money Market Funds	405,848	124,203,965	-	124,609,813
Total Investments	$844,659,424	$124,203,965	$0	$968,863,389

105

	Level 1	Level 2	Level 3	Total
S&P 500 Concentrated QVM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$131,731,146	$-	$-	$131,731,146
Money Market Funds	11,764	300,905	-	312,669
Total Investments	$131,742,910	$300,905	$-	$132,043,815
S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$907,196,742	$-	$-	$907,196,742
Money Market Funds	2,436,883	46,266,385	-	48,703,268
Total Investments	$909,633,625	$46,266,385	$-	$955,900,010
S&P 500 High Dividend Growers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$11,744,734	$-	$-	$11,744,734
Money Market Funds	-	238,046	-	238,046
Total Investments	$11,744,734	$238,046	$-	$11,982,780
S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,413,888,356	$-	$-	$3,413,888,356
Money Market Funds	8,975,127	111,435,608	-	120,410,735
Total Investments in Securities	3,422,863,483	111,435,608	-	3,534,299,091
Other Investments - Assets*
Futures Contracts	358,377	-	-	358,377
Other Investments - Liabilities*
Futures Contracts	(119,998)	-	-	(119,998)
Total Other Investments	238,379	-	-	238,379
Total Investments	$3,423,101,862	$111,435,608	$-	$3,534,537,470
S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,075,071,686	$-	$-	$7,075,071,686
Money Market Funds	5,756,412	159,642,427	-	165,398,839
Total Investments in Securities	7,080,828,098	159,642,427	-	7,240,470,525
Other Investments - Assets*
Futures Contracts	216,048	-	-	216,048
Other Investments - Liabilities*
Futures Contracts	(308,885)	-	-	(308,885)
Total Other Investments	(92,837)	-	-	(92,837)
Total Investments	$7,080,735,261	$159,642,427	$-	$7,240,377,688
S&P 500® Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,208,239,873	$-	$-	$22,208,239,873
Money Market Funds	12,888,083	116,742,776	-	129,630,859
Total Investments	$22,221,127,956	$116,742,776	$-	$22,337,870,732
S&P 500 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,637,558,515	$-	$0	$1,637,558,515
Money Market Funds	2,608,603	9,195,793	-	11,804,396
Total Investments	$1,640,167,118	$9,195,793	$0	$1,649,362,911
S&P MidCap 400 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$425,746,245	$-	$-	$425,746,245
Money Market Funds	107,499	47,260,792	-	47,368,291
Total Investments	$425,853,744	$47,260,792	$-	$473,114,536

106

	Level 1	Level 2	Level 3	Total
S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$735,580,187	$-	$-	$735,580,187
Money Market Funds	1,005,375	64,774,212	-	65,779,587
Total Investments	$736,585,562	$64,774,212	$-	$801,359,774
S&P SmallCap 600 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$247,625,750	$-	$0	$247,625,750
Money Market Funds	97,592	53,989,541	-	54,087,133
Total Investments	$247,723,342	$53,989,541	$0	$301,712,883
S&P SmallCap 600® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,270,972	$-	$-	$3,270,972
Money Market Funds	208	1,088,237	-	1,088,445
Total Investments	$3,271,180	$1,088,237	$-	$4,359,417
S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$70,733,108	$-	$-	$70,733,108
Money Market Funds	-	20,703,410	-	20,703,410
Total Investments	$70,733,108	$20,703,410	$-	$91,436,518
S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$249,792,715	$-	$-	$249,792,715
Money Market Funds	451,281	29,484,925	-	29,936,206
Total Investments	$250,243,996	$29,484,925	$-	$279,728,921
S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$301,011,544	$-	$-	$301,011,544
Money Market Funds	-	51,263,609	-	51,263,609
Total Investments	$301,011,544	$51,263,609	$-	$352,275,153

*	Unrealized appreciation (depreciation).
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2026:
Value
	S&P 500® High Dividend Low Volatility ETF	S&P 500® Low Volatility ETF
Derivative Assets	Equity Risk	Equity Risk
Unrealized appreciation on futures contracts—Exchange-Traded(a)	$358,377	$216,048
Derivatives not subject to master netting agreements	(358,377)	(216,048)
Total Derivative Assets subject to master netting agreements	$-	$-

107

Derivative Liabilities	Equity Risk	Equity Risk
Unrealized depreciation on futures contracts—Exchange-Traded(a)	$(119,998)	$(308,885)
Derivatives not subject to master netting agreements	119,998	308,885
Total Derivative Liabilities subject to master netting agreements	$-	$-

(a)
Includes cumulative appreciation (depreciation) on futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities for futures contracts, if any.

Effect of Derivative Investments for the Fiscal Year Ended August 31, 2026
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statements of Operations
	S&P 500® High Dividend Low Volatility ETF	S&P 500® Low Volatility ETF
	Equity Risk
Realized Gain:
Futures contracts	$437,838	$1,150,113
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	238,379	(92,837)
Total	$676,217	$1,057,276
The table below summarizes the average notional value of derivatives held during the period.
	Average Notional Value
	S&P 500® High Dividend Low Volatility ETF	S&P 500® Low Volatility ETF
Futures contracts	$12,350,592	$15,573,885
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2026 and 2025:
	2026	2025
	Ordinary Income*	Ordinary Income*
ESG S&P 500 Equal Weight ETF	$702,858	$335,875
MSCI North America Climate ETF	27,631,106	15,927,505
MSCI USA ETF	110,523,199	74,953,116
Russell 1000 Equal Weight ETF	13,377,615	11,115,984
S&P 500 Concentrated QVM ETF	2,471,457	2,746,561
S&P 500® High Beta ETF	4,285,807	2,341,323
S&P 500 High Dividend Growers ETF	324,955	162,887
S&P 500® High Dividend Low Volatility ETF	157,752,788	117,212,513
S&P 500® Low Volatility ETF	163,752,170	140,213,473
S&P 500® Momentum ETF	124,203,485	36,810,081
S&P 500 QVM Multi-factor ETF	16,078,072	14,106,681
S&P MidCap 400 QVM Multi-factor ETF	4,941,170	4,686,705
S&P MidCap Low Volatility ETF	22,816,637	21,580,302
S&P SmallCap 600 QVM Multi-factor ETF	2,896,079	2,683,296
S&P SmallCap 600® GARP ETF	26,794	24,563
S&P SmallCap High Dividend Low Volatility ETF	3,723,925	4,114,397
S&P SmallCap Low Volatility ETF	5,587,943	7,244,901
S&P SmallCap Quality ETF	3,355,781	4,717,780

*	Includes short-term capital gain distributions, if any.

108

Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation (Depreciation)- Other Investments	Net Unrealized (Depreciation)- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
ESG S&P 500 Equal Weight ETF	$116,028	$8,714,553	$-	$-	$(2,433,497)	$66,725,805	$73,122,889
MSCI North America Climate ETF	3,122,669	123,487,593	-	(16)	(29,992,638)	2,367,953,245	2,464,570,853
MSCI USA ETF	19,487,725	2,076,338,513	-	-	(152,040,740)	9,721,983,872	11,665,769,370
Russell 1000 Equal Weight ETF	2,309,201	164,646,251	-	-	(111,224,747)	789,709,592	845,440,297
S&P 500 Concentrated QVM ETF	303,977	5,887,106	-	-	(12,538,517)	138,214,587	131,867,153
S&P 500® High Beta ETF	449,314	(32,021,252)	-	-	(265,703,203)	1,207,064,874	909,789,733
S&P 500 High Dividend Growers ETF	-	1,246,396	-	-	(409,196)	10,909,633	11,746,833
S&P 500® High Dividend Low Volatility ETF	510,520	61,585,321	238,379	-	(1,103,681,697)	4,471,864,545	3,430,517,068
S&P 500® Low Volatility ETF	5,341,613	204,320,360	(92,837)	-	(3,057,923,878)	9,941,888,550	7,093,533,808
S&P 500® Momentum ETF	19,845,568	4,637,942,967	-	-	(843,096,607)	18,420,775,221	22,235,467,149
S&P 500 QVM Multi-factor ETF	2,472,357	508,673,197	-	-	(60,295,495)	1,191,153,978	1,642,004,037
S&P MidCap 400 QVM Multi-factor ETF	871,486	103,186,110	-	-	(20,397,973)	342,401,158	426,060,781
S&P MidCap Low Volatility ETF	2,426,709	66,846,702	-	-	(675,072,421)	1,342,993,508	737,194,498
S&P SmallCap 600 QVM Multi-factor ETF	551,926	59,864,039	-	-	(10,688,820)	198,184,264	247,911,409
S&P SmallCap 600® GARP ETF	2,441	277,635	-	-	(359,355)	3,350,925	3,271,646
S&P SmallCap High Dividend Low Volatility ETF	-	(282,397)	-	-	(22,983,960)	94,045,116	70,778,759
S&P SmallCap Low Volatility ETF	1,957,978	14,441,728	-	-	(699,280,953)	933,441,870	250,560,623
S&P SmallCap Quality ETF	71,167	17,922,181	-	-	(51,253,719)	334,445,709	301,185,338
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
ESG S&P 500 Equal Weight ETF	$768,380	$1,665,117	$2,433,497
MSCI North America Climate ETF	26,464,627	3,528,011	29,992,638
MSCI USA ETF	23,292,501	128,748,239	152,040,740
Russell 1000 Equal Weight ETF	-	111,224,747	111,224,747
S&P 500 Concentrated QVM ETF	3,903,971	8,634,546	12,538,517
S&P 500® High Beta ETF	151,171,801	114,531,402	265,703,203
S&P 500 High Dividend Growers ETF	272,886	136,310	409,196
S&P 500® High Dividend Low Volatility ETF	456,543,483	647,138,214	1,103,681,697
S&P 500® Low Volatility ETF	2,230,521,231	827,402,647	3,057,923,878
S&P 500® Momentum ETF	843,096,607	-	843,096,607
S&P 500 QVM Multi-factor ETF	32,029,982	28,265,513	60,295,495
S&P MidCap 400 QVM Multi-factor ETF	13,133,403	7,264,570	20,397,973
S&P MidCap Low Volatility ETF	419,733,657	255,338,764	675,072,421
S&P SmallCap 600 QVM Multi-factor ETF	5,018,507	5,670,313	10,688,820
S&P SmallCap 600® GARP ETF	271,690	87,665	359,355
S&P SmallCap High Dividend Low Volatility ETF	11,567,012	11,416,948	22,983,960
S&P SmallCap Low Volatility ETF	373,604,991	325,675,962	699,280,953
S&P SmallCap Quality ETF	34,911,430	16,342,289	51,253,719

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

109

NOTE 7—Investment Transactions
For the fiscal year ended August 31, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
ESG S&P 500 Equal Weight ETF	$16,064,581	$17,269,369
MSCI North America Climate ETF	318,741,955	317,504,571
MSCI USA ETF	433,001,950	423,099,779
Russell 1000 Equal Weight ETF	284,298,502	284,049,096
S&P 500 Concentrated QVM ETF	184,967,605	185,189,242
S&P 500® High Beta ETF	519,121,920	513,374,694
S&P 500 High Dividend Growers ETF	4,809,992	4,850,996
S&P 500® High Dividend Low Volatility ETF	1,888,560,255	1,921,148,485
S&P 500® Low Volatility ETF	4,844,419,653	4,851,557,218
S&P 500® Momentum ETF	11,039,346,957	11,050,269,218
S&P 500 QVM Multi-factor ETF	575,188,639	557,693,968
S&P MidCap 400 QVM Multi-factor ETF	126,662,553	127,046,638
S&P MidCap Low Volatility ETF	463,359,263	461,003,996
S&P SmallCap 600 QVM Multi-factor ETF	92,606,199	93,284,010
S&P SmallCap 600® GARP ETF	2,039,973	2,498,689
S&P SmallCap High Dividend Low Volatility ETF	70,501,643	68,710,015
S&P SmallCap Low Volatility ETF	168,246,459	163,440,738
S&P SmallCap Quality ETF	155,017,306	155,468,305
For the fiscal year ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
ESG S&P 500 Equal Weight ETF	$53,873,221	$15,715,690
MSCI North America Climate ETF	3,558,897,778	4,201,464,683
MSCI USA ETF	4,057,030,858	2,607,643,098
Russell 1000 Equal Weight ETF	81,798,454	47,700,883
S&P 500 Concentrated QVM ETF	68,897,026	67,942,695
S&P 500® High Beta ETF	1,568,455,402	1,301,434,501
S&P 500 High Dividend Growers ETF	7,932,514	5,538,520
S&P 500® High Dividend Low Volatility ETF	1,944,324,334	1,860,192,940
S&P 500® Low Volatility ETF	3,450,842,877	4,376,027,330
S&P 500® Momentum ETF	12,793,287,620	6,346,111,296
S&P 500 QVM Multi-factor ETF	178,661,690	197,364,456
S&P MidCap 400 QVM Multi-factor ETF	66,676,153	67,220,977
S&P MidCap Low Volatility ETF	25,946,028	140,054,062
S&P SmallCap 600 QVM Multi-factor ETF	39,043,556	38,898,334
S&P SmallCap 600® GARP ETF	2,327,120	1,814,860
S&P SmallCap High Dividend Low Volatility ETF	24,662,277	32,576,034
S&P SmallCap Low Volatility ETF	20,957,906	53,801,106
S&P SmallCap Quality ETF	169,673,239	175,792,757
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
ESG S&P 500 Equal Weight ETF	$10,632,152	$(1,917,599)	$8,714,553	$65,110,264
MSCI North America Climate ETF	187,545,240	(64,057,647)	123,487,593	2,342,262,870
MSCI USA ETF	2,497,586,731	(421,248,218)	2,076,338,513	9,751,540,011

110

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Russell 1000 Equal Weight ETF	$211,979,580	$(47,333,329)	$164,646,251	$804,217,138
S&P 500 Concentrated QVM ETF	13,620,025	(7,732,919)	5,887,106	126,156,709
S&P 500® High Beta ETF	53,446,703	(85,467,955)	(32,021,252)	987,921,262
S&P 500 High Dividend Growers ETF	1,526,398	(280,002)	1,246,396	10,736,384
S&P 500® High Dividend Low Volatility ETF	255,692,255	(193,868,555)	61,823,700	3,472,713,770
S&P 500® Low Volatility ETF	386,612,947	(182,385,424)	204,227,523	7,036,150,165
S&P 500® Momentum ETF	4,781,614,198	(143,671,231)	4,637,942,967	17,699,927,765
S&P 500 QVM Multi-factor ETF	539,405,072	(30,731,875)	508,673,197	1,140,689,714
S&P MidCap 400 QVM Multi-factor ETF	117,864,919	(14,678,809)	103,186,110	369,928,426
S&P MidCap Low Volatility ETF	82,690,723	(15,844,021)	66,846,702	734,513,072
S&P SmallCap 600 QVM Multi-factor ETF	71,278,678	(11,414,639)	59,864,039	241,848,844
S&P SmallCap 600® GARP ETF	435,542	(157,907)	277,635	4,081,782
S&P SmallCap High Dividend Low Volatility ETF	4,120,661	(4,403,058)	(282,397)	91,718,915
S&P SmallCap Low Volatility ETF	23,048,284	(8,606,556)	14,441,728	265,287,193
S&P SmallCap Quality ETF	38,492,370	(20,570,189)	17,922,181	334,352,972
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, REIT distributions and taxable spinoff, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
ESG S&P 500 Equal Weight ETF	$-	$(5,473,012)	$5,473,012
MSCI North America Climate ETF	(7,062)	(538,791,864)	538,798,926
MSCI USA ETF	82,853	(1,026,346,251)	1,026,263,398
Russell 1000 Equal Weight ETF	23,800	(15,698,250)	15,674,450
S&P 500 Concentrated QVM ETF	-	(15,990,181)	15,990,181
S&P 500® High Beta ETF	-	(258,127,167)	258,127,167
S&P 500 High Dividend Growers ETF	24,018	(1,334,302)	1,310,284
S&P 500® High Dividend Low Volatility ETF	-	(269,166,815)	269,166,815
S&P 500® Low Volatility ETF	-	(470,247,288)	470,247,288
S&P 500® Momentum ETF	-	(1,293,164,778)	1,293,164,778
S&P 500 QVM Multi-factor ETF	-	(83,207,151)	83,207,151
S&P MidCap 400 QVM Multi-factor ETF	-	(28,847,684)	28,847,684
S&P MidCap Low Volatility ETF	-	(18,491,675)	18,491,675
S&P SmallCap 600 QVM Multi-factor ETF	-	(17,919,988)	17,919,988
S&P SmallCap 600® GARP ETF	-	(532,422)	532,422
S&P SmallCap High Dividend Low Volatility ETF	451,789	(5,540,423)	5,088,634
S&P SmallCap Low Volatility ETF	2,170,492	(7,305,758)	5,135,266
S&P SmallCap Quality ETF	1,457	(34,299,663)	34,298,206
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

111

NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

112

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of each of the eighteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eighteen of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Invesco ESG S&P 500 Equal Weight ETF (1)
Invesco MSCI North America Climate ETF (2)
Invesco MSCI USA ETF (1)
Invesco Russell 1000 Equal Weight ETF (1)
Invesco S&P 500 Concentrated QVM ETF (1)
Invesco S&P 500 High Beta ETF (1)
Invesco S&P 500 High Dividend Growers ETF (1)
Invesco S&P 500 High Dividend Low Volatility ETF (1)
Invesco S&P 500 Low Volatility ETF (1)
Invesco S&P 500 Momentum ETF (1)
Invesco S&P 500 QVM Multi-factor ETF (1)
Invesco S&P MidCap 400 QVM Multi-factor ETF (1)
Invesco S&P MidCap Low Volatility ETF (1)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (1)
Invesco S&P SmallCap 600 GARP ETF (1)
Invesco S&P SmallCap High Dividend Low Volatility ETF (1)
Invesco S&P SmallCap Low Volatility ETF (1)
Invesco S&P SmallCap Quality ETF (1)
(1) Statement of operations for the year ended August 31, 2026 and statement of changes in net assets for the years ended August 31, 2026 and 2025
(2) Statement of operations for the year ended August 31, 2026, and statement of changes in net assets for the year ended August 31, 2026 and the period December 9, 2024 (commencement of investment operations) through August 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial

113

Report of Independent Registered Public Accounting Firm —(continued)
statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

114

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco ESG S&P 500 Equal Weight ETF	5%	95%	89%	0%	0%
Invesco MSCI North America Climate ETF	0%	94%	87%	0%	0%
Invesco MSCI USA ETF	0%	95%	92%	0%	0%
Invesco Russell 1000 Equal Weight ETF	14%	84%	79%	0%	0%
Invesco S&P 500 Concentrated QVM ETF	0%	100%	99%	0%	0%
Invesco S&P 500® High Beta ETF	0%	100%	100%	0%	0%
Invesco S&P 500 High Dividend Growers ETF	10%	90%	85%	0%	0%
Invesco S&P 500® High Dividend Low Volatility ETF	18%	78%	77%	0%	0%
Invesco S&P 500® Low Volatility ETF	14%	86%	83%	0%	0%
Invesco S&P 500® Momentum ETF	0%	100%	100%	0%	0%
Invesco S&P 500 QVM Multi-factor ETF	0%	100%	99%	0%	0%
Invesco S&P MidCap 400 QVM Multi-factor ETF	20%	80%	78%	0%	0%
Invesco S&P MidCap Low Volatility ETF	39%	61%	60%	0%	0%
Invesco S&P SmallCap 600 QVM Multi-factor ETF	16%	81%	78%	0%	0%
Invesco S&P SmallCap 600® GARP ETF	0%	100%	95%	0%	0%
Invesco S&P SmallCap High Dividend Low Volatility ETF	34%	36%	32%	0%	0%
Invesco S&P SmallCap Low Volatility ETF	33%	58%	57%	0%	0%
Invesco S&P SmallCap Quality ETF	0%	100%	100%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

115

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco Bloomberg Enhanced Fallen Angels ETF
Invesco Bloomberg Financial Data Providers ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI North America Climate ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco QQQ Low Volatility ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500 Concentrated QVM ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 23, 2026 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

116

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and three-year periods for Invesco Floating Rate Municipal Income ETF and the one-year period for Invesco Dorsey Wright Emerging Markets Momentum ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Dorsey Wright Emerging Markets Momentum ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco MSCI USA ETF	0.04%
Invesco 0-5 Yr US TIPS ETF	0.07%

117

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Short Term Treasury ETF	0.08%
Invesco MSCI North America Climate ETF	0.09%
Invesco MSCI Global Climate 500 ETF	0.10%
Invesco S&P 500 QVM Multi-factor ETF	0.11%
Invesco S&P 500 Concentrated QVM ETF Invesco S&P 500® Momentum ETF	0.13%
Invesco Equal Weight 0-30 Year Treasury ETF Invesco NASDAQ 100 ETF Invesco NASDAQ Next Gen 100 ETF Invesco S&P MidCap 400 QVM Multi-factor ETF Invesco S&P SmallCap 600 QVM Multi-factor ETF	0.15%
Invesco Nasdaq Biotechnology ETF Invesco PHLX Semiconductor ETF	0.19%
Invesco ESG NASDAQ 100 ETF Invesco ESG S&P 500 Equal Weight ETF Invesco NASDAQ Future Gen 200 ETF Invesco Russell 1000 Equal Weight ETF	0.20%
Invesco Fundamental Investment Grade Corporate Bond ETF	0.22%
Invesco Bloomberg Enhanced Fallen Angels ETF	0.23%
Invesco Floating Rate Municipal Income ETF Invesco QQQ Low Volatility ETF Invesco S&P 500® High Beta ETF Invesco S&P 500® Low Volatility ETF Invesco S&P International Developed Low Volatility ETF Invesco S&P International Developed Momentum ETF Invesco S&P MidCap Low Volatility ETF Invesco S&P SmallCap Low Volatility ETF	0.25%
Invesco California AMT-Free Municipal Bond ETF Invesco National AMT-Free Municipal Bond ETF Invesco New York AMT-Free Municipal Bond ETF Invesco Taxable Municipal Bond ETF	0.28%
Invesco S&P Emerging Markets Low Volatility ETF Invesco S&P Emerging Markets Momentum ETF Invesco S&P International Developed Quality ETF Invesco S&P SmallCap Consumer Discretionary ETF Invesco S&P SmallCap Consumer Staples ETF Invesco S&P SmallCap Energy ETF Invesco S&P SmallCap Financials ETF Invesco S&P SmallCap Health Care ETF Invesco S&P SmallCap Industrials ETF Invesco S&P SmallCap Information Technology ETF Invesco S&P SmallCap Materials ETF Invesco S&P SmallCap Quality ETF Invesco S&P SmallCap Utilities & Communication Services ETF	0.29%
Invesco S&P 500® High Dividend Low Volatility ETF Invesco S&P SmallCap High Dividend Low Volatility ETF	0.30%
Invesco Global ex-US High Yield Corporate Bond ETF Invesco KBW Bank ETF Invesco KBW High Dividend Yield Financial ETF Invesco KBW Premium Yield Equity REIT ETF Invesco KBW Property & Casualty Insurance ETF Invesco S&P SmallCap 600 GARP ETF Invesco Bloomberg Financial Data Providers ETF	0.35%

118

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Nasdaq Free Cash Flow Achievers ETF Invesco S&P 500 Revenue ETF Invesco S&P MidCap 400 Revenue ETF Invesco S&P SmallCap 600 Revenue ETF Invesco S&P Ultra Dividend Revenue ETF Invesco S&P 500® High Dividend Growers ETF	0.39%
Invesco RAFI Developed Markets ex-U.S. ETF	0.43%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Invesco RAFI Emerging Markets ETF	0.47%
Invesco CEF Income Composite ETF Invesco Emerging Markets Sovereign Debt ETF Invesco International Corporate Bond ETF Invesco Preferred ETF Invesco Variable Rate Preferred ETF	0.50%
Invesco International BuyBack Achievers™ ETF	0.55%
Invesco Dorsey Wright SmallCap Momentum ETF Invesco Alerian Galaxy Crypto Economy ETF	0.60%
Invesco Senior Loan ETF Invesco China Technology ETF	0.65%
Invesco Global Clean Energy ETF Invesco Global Water ETF	0.75%
Invesco Dorsey Wright Developed Markets Momentum ETF	0.80%
Invesco Dorsey Wright Emerging Markets Momentum ETF	0.90%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Crypto Economy ETF		N/A	X
Invesco Bloomberg Enhanced Fallen Angels ETF		X	X
Invesco Bloomberg Financial Data Providers ETF	X		X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF		N/A	X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF		X	X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X

119

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI North America Climate ETF	X	X	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco QQQ Low Volatility ETF	X		X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Concentrated QVM ETF	X	X	X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF			X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X

120

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF		X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF		X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Developed Markets Momentum ETF’s, Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Senior Loan ETF’s, Invesco Preferred ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

121

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 23, 2026.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the applicable Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 19 and April 23, 2026 Board meetings, and Invesco Advisers, Inc., in connection with the April 23, 2026 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the

122

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

123

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

124

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-HBLVA-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2026
KBWB	Invesco KBW Bank ETF
KBWD	Invesco KBW High Dividend Yield Financial ETF
KBWY	Invesco KBW Premium Yield Equity REIT ETF
KBWP	Invesco KBW Property & Casualty Insurance ETF

2

Invesco KBW Bank ETF (KBWB)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Asset Management & Custody Banks-12.53%
Bank of New York Mellon Corp. (The)	1,768,763	$285,266,097
Northern Trust Corp.	1,393,130	258,509,203
State Street Corp.	1,584,491	303,239,887
		847,015,187
Consumer Finance-4.17%
Capital One Financial Corp.	1,312,285	281,498,255
Diversified Banks-43.99%
Bank of America Corp.	9,559,174	592,095,238
Citigroup, Inc.	1,958,817	257,819,494
Fifth Third Bancorp	4,939,190	265,580,246
JPMorgan Chase & Co.	1,648,052	586,739,473
KeyCorp	8,158,354	176,302,030
PNC Financial Services Group, Inc. (The)	1,115,302	267,259,818
U.S. Bancorp	4,496,757	276,910,296
Wells Fargo & Co.	6,361,301	549,552,793
		2,972,259,388
Investment Banking & Brokerage-14.79%
Goldman Sachs Group, Inc. (The)	480,975	493,432,253
Morgan Stanley	2,371,107	505,804,545
		999,236,798
Regional Banks-24.32%
Citizens Financial Group, Inc.	3,183,331	219,236,006
East West Bancorp, Inc.	1,031,171	130,814,353
First Horizon Corp.	3,569,580	86,812,186
Huntington Bancshares, Inc.	15,073,756	251,505,619
M&T Bank Corp.	1,102,497	257,918,148
Pinnacle Financial Partners, Inc.(b)	1,137,532	113,719,074
Regions Financial Corp.	6,424,223	191,955,783
Truist Financial Corp.	5,115,225	253,612,856
	Shares	Value
Regional Banks-(continued)
Western Alliance Bancorporation	820,700	$64,121,291
Zions Bancorporation N.A.	1,107,071	73,830,565
		1,643,525,881
Total Common Stocks & Other Equity Interests (Cost $6,016,498,780)		6,743,535,509
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $8,110,404)	8,110,404	8,110,404
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $6,024,609,184)		6,751,645,913
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.00%
Invesco Private Government Fund, 3.73%(c)(d)(e)	92,798	92,798
Invesco Private Prime Fund, 3.82%(c)(d)(e)	237,555	237,603
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $330,401)		330,401
TOTAL INVESTMENTS IN SECURITIES-99.92% (Cost $6,024,939,585)		6,751,976,314
OTHER ASSETS LESS LIABILITIES-0.08%		5,188,694
NET ASSETS-100.00%		$6,757,165,008

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,927,604	$233,091,153	$(229,908,353)	$-	$-	$8,110,404	$314,264
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco KBW Bank ETF (KBWB)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,121,444	$640,454,447	$(643,483,093)	$-	$-	$92,798	$437,726 *
Invesco Private Prime Fund	8,108,790	1,322,524,650	(1,330,377,958)	(676)	(17,203)	237,603	1,193,867 *
Total	$16,157,838	$2,196,070,250	$(2,203,769,404)	$(676)	$(17,203)	$8,440,805	$1,945,857

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CME E Mini Financial Select Sector Futures	74	September-2026	$13,163,305	$1,088,386	$1,088,386
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco KBW High Dividend Yield Financial ETF (KBWD)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-70.64%
Asset Management & Custody Banks-17.37%
AllianceBernstein Holding L.P.	250,557	$9,200,453
Artisan Partners Asset Management, Inc., Class A	227,756	9,695,573
Blue Owl Capital Corp., BDC	994,100	11,461,973
Blue Owl Capital, Inc.(b)	891,876	10,916,562
Carlyle Secured Lending, Inc., BDC(b)	1,201,833	14,397,959
Franklin Resources, Inc.	155,337	5,304,759
Nuveen Churchill Direct Lending Corp.	864,015	10,808,828
		71,786,107
Life & Health Insurance-3.29%
Lincoln National Corp.	155,491	6,622,362
Prudential Financial, Inc.	59,097	6,949,807
		13,572,169
Mortgage REITs-39.19%
Adamas Trust, Inc.	1,107,543	10,787,469
AGNC Investment Corp.	1,326,137	14,229,450
Annaly Capital Management, Inc.(c)	587,607	13,467,953
Arbor Realty Trust, Inc.(b)	2,106,425	10,553,189
ARMOUR Residential REIT, Inc.	971,123	15,751,615
Dynex Capital, Inc.(c)	1,183,108	15,250,262
Franklin BSP Realty Trust, Inc.	1,109,759	9,288,683
Invesco Mortgage Capital, Inc.(b)(d)	2,296,008	16,783,818
MFA Financial, Inc.(c)	1,561,581	13,773,144
Orchid Island Capital, Inc.	2,577,736	16,987,280
PennyMac Mortgage Investment Trust	1,462,707	13,632,429
Redwood Trust, Inc.	2,482,982	11,471,377
		161,976,669
Regional Banks-8.26%
First Interstate BancSystem, Inc., Class A	162,408	5,978,239
Kearny Financial Corp.	701,490	6,923,706
Northwest Bancshares, Inc.	432,714	6,616,197
Peoples Bancorp, Inc.	152,422	6,000,854
Washington Trust Bancorp, Inc.	220,439	8,625,778
		34,144,774
Transaction & Payment Processing Services-2.53%
Western Union Co. (The)	1,459,174	10,447,686
Total Common Stocks & Other Equity Interests (Cost $298,149,358)		291,927,405
	Shares	Value

Closed-End Funds-29.08%
BlackRock TCP Capital Corp., BDC(b)	2,324,121	$9,668,343
CION Investment Corp., BDC	1,338,982	10,055,755
Crescent Capital BDC, Inc.(b)	970,693	10,308,760
FS KKR Capital Corp., BDC	1,405,278	17,439,500
Goldman Sachs BDC, Inc., BDC(b)	1,583,866	16,202,949
MidCap Financial Investment Corp., BDC(b)	1,074,757	10,543,366
New Mountain Finance Corp., BDC(b)	1,583,545	12,082,448
PennantPark Floating Rate Capital Ltd., BDC	1,832,915	13,728,533
PennantPark Investment Corp., BDC (Acquired 12/16/2022 - 08/21/2026; Cost $10,540,001)(e)	1,792,250	6,720,938
Trinity Capital, Inc., BDC	722,420	13,451,461
		120,202,053
Total Closed-End Funds (Cost $141,162,931)		120,202,053
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.72% (Cost $439,312,289)		412,129,458
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.80%
Invesco Private Government Fund, 3.73%(d)(f)(g)	15,855,869	15,855,869
Invesco Private Prime Fund, 3.82%(d)(f)(g)	41,175,764	41,183,999
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,037,115)		57,039,868
TOTAL INVESTMENTS IN SECURITIES-113.52% (Cost $496,349,404)		469,169,326
OTHER ASSETS LESS LIABILITIES-(13.52)%		(55,877,925)
NET ASSETS-100.00%		$413,291,401

Investment Abbreviations:
BDC	-Business Development Company
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2J.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
August 31, 2026

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Invesco Mortgage Capital, Inc.	$17,468,425	$8,200,977	$(7,196,305)	$(1,063,839)	$(625,440)	$16,783,818	$3,785,558
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	719,607	59,846,808	(60,566,415)	-	-	-	36,846
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,473,609	249,243,472	(252,861,212)	-	-	15,855,869	986,627 *
Invesco Private Prime Fund	50,585,881	440,842,995	(450,231,365)	2,554	(16,066)	41,183,999	2,682,048 *
Total	$88,247,522	$758,134,252	$(770,855,297)	$(1,061,285)	$(641,506)	$73,823,686	$7,491,079

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Restricted security. The value of this security at August 31, 2026 represented 1.63% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco KBW Premium Yield Equity REIT ETF (KBWY)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Diversified REITs-22.09%
AH Realty Trust, Inc.(b)	1,870,968	$12,123,873
Alpine Income Property Trust, Inc.(b)	500,697	9,743,564
American Assets Trust, Inc.	388,157	8,718,006
CTO Realty Growth, Inc.	557,716	11,901,659
Gladstone Commercial Corp.(b)	1,169,330	15,166,210
Global Net Lease, Inc.(b)	1,341,228	12,312,473
		69,965,785
Health Care REITs-13.61%
Alexandria Real Estate Equities, Inc.	180,802	9,273,335
Chiron Real Estate, Inc.(b)	229,031	8,359,631
Community Healthcare Trust, Inc.(b)	1,003,258	14,757,925
Healthpeak Properties, Inc.	515,496	10,732,627
		43,123,518
Hotel & Resort REITs-11.98%
Apple Hospitality REIT, Inc.	689,306	10,994,431
Park Hotels & Resorts, Inc.(b)	1,053,061	16,111,833
RLJ Lodging Trust(b)	981,985	10,841,114
		37,947,378
Industrial REITs-9.02%
Americold Realty Trust, Inc.(b)	579,071	8,657,112
Innovative Industrial Properties, Inc.(b)	350,195	19,933,099
		28,590,211
Multi-Family Residential REITs-2.91%
NexPoint Residential Trust, Inc.	388,957	9,222,171
Office REITs-16.72%
Douglas Emmett, Inc.(b)	869,116	10,046,981
Easterly Government Properties, Inc.	485,034	11,897,884
Highwoods Properties, Inc.(b)	454,929	13,920,827
Postal Realty Trust, Inc., Class A(b)	286,033	6,707,474
SL Green Realty Corp.(b)	185,689	10,394,870
		52,968,036
	Shares	Value
Other Specialized REITs-14.90%
EPR Properties	177,099	$10,397,482
Four Corners Property Trust, Inc.	366,380	9,115,534
Gaming and Leisure Properties, Inc.	230,363	9,691,372
Millrose Properties, Inc.(b)	591,492	17,993,187
		47,197,575
Retail REITs-5.49%
FrontView REIT, Inc.(b)	423,425	8,172,102
Getty Realty Corp.(b)	284,049	9,208,869
		17,380,971
Single-Family Residential REITs-3.21%
UMH Properties, Inc.(b)	618,144	10,168,469
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $286,828,821)		316,564,114
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.83%
Invesco Private Government Fund, 3.73%(c)(d)(e)	25,500,544	25,500,544
Invesco Private Prime Fund, 3.82%(c)(d)(e)	65,821,011	65,834,175
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $91,330,623)		91,334,719
TOTAL INVESTMENTS IN SECURITIES-128.76% (Cost $378,159,444)		407,898,833
OTHER ASSETS LESS LIABILITIES-(28.76)%		(91,109,046)
NET ASSETS-100.00%		$316,789,787

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$24,129,235	$(24,129,235)	$-	$-	$-	$11,730
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$15,446,294	$202,497,479	$(192,443,229)	$-	$-	$25,500,544	$561,945 *
Invesco Private Prime Fund	40,163,621	422,805,837	(397,130,717)	963	(5,529)	65,834,175	1,527,202 *
Total	$55,609,915	$649,432,551	$(613,703,181)	$963	$(5,529)	$91,334,719	$2,100,877

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco KBW Property & Casualty Insurance ETF (KBWP)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Insurance Brokers-30.39%
Aon PLC, Class A	62,341	$20,043,878
Arthur J. Gallagher & Co.	48,988	12,842,204
Brown & Brown, Inc.	175,144	12,640,143
Marsh & McLennan Cos., Inc.	123,174	23,378,425
Ryan Specialty Holdings, Inc., Class A(b)	94,789	3,998,200
Willis Towers Watson PLC	39,458	13,358,506
		86,261,356
Property & Casualty Insurance-62.05%
Allstate Corp. (The)	47,803	12,323,613
American Financial Group, Inc.	60,830	8,671,316
American International Group, Inc.	132,721	10,134,576
Arch Capital Group Ltd.(c)	110,274	10,814,571
Assurant, Inc.	36,263	10,221,089
AXIS Capital Holdings Ltd.	53,975	5,331,651
Chubb Ltd.	63,207	21,401,890
Cincinnati Financial Corp.	62,582	10,632,682
Hanover Insurance Group, Inc. (The)	25,616	5,792,034
Hartford Insurance Group, Inc. (The)	77,494	10,646,126
Mercury General Corp.	40,564	4,135,905
Progressive Corp. (The)	103,488	22,568,663
RLI Corp.(b)	67,313	4,272,356
Selective Insurance Group, Inc.	43,833	4,001,515
Travelers Cos., Inc. (The)	67,503	24,701,373
W.R. Berkley Corp.	155,052	10,475,313
		176,124,673
Reinsurance-7.43%
Everest Group Ltd.	28,970	10,853,611
RenaissanceRe Holdings Ltd. (Bermuda)	31,213	10,226,627
		21,080,238
Total Common Stocks & Other Equity Interests (Cost $268,240,238)		283,466,267
	Shares	Value
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $346,408)	346,408	$346,408
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $268,586,646)		283,812,675
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.88%
Invesco Private Government Fund, 3.73%(d)(e)(f)	1,486,717	1,486,717
Invesco Private Prime Fund, 3.82%(d)(e)(f)	3,860,450	3,861,222
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,347,939)		5,347,939
TOTAL INVESTMENTS IN SECURITIES-101.87% (Cost $273,934,585)		289,160,614
OTHER ASSETS LESS LIABILITIES-(1.87)%		(5,315,746)
NET ASSETS-100.00%		$283,844,868

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$331,630	$7,171,025	$(7,156,247)	$-	$-	$346,408	$10,205
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco KBW Property & Casualty Insurance ETF (KBWP)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$946,541	$50,897,540	$(50,357,364)	$-	$-	$1,486,717	$51,854 *
Invesco Private Prime Fund	2,464,132	115,917,744	(114,519,528)	(55)	(1,071)	3,861,222	138,114 *
Total	$3,742,303	$173,986,309	$(172,033,139)	$(55)	$(1,071)	$5,694,347	$200,173

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statements of Assets and Liabilities
August 31, 2026

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)
Assets:
Unaffiliated investments in securities, at value(a)	$6,743,535,509	$395,345,640	$316,564,114	$283,466,267
Affiliated investments in securities, at value	8,440,805	73,823,686	91,334,719	5,694,347
Cash	952	-	-	-
Deposits with brokers:
Cash collateral-futures contracts	774,449	-	-	-
Receivable for:
Dividends	6,879,063	1,369,733	546,365	115,256
Securities lending	12	140,937	15,621	354
Investments sold	9,522,882	-	-	-
Fund shares sold	-	-	1,608,049	-
Total assets	6,769,153,672	470,679,996	410,068,868	289,276,224
Liabilities:
Due to custodian	-	227,814	247,761	-
Payable for:
Variation margin on futures contracts	89,224	-	-	-
Investments purchased	-	-	1,607,802	-
Collateral upon return of securities loaned	330,401	57,037,115	91,330,623	5,347,939
Fund shares repurchased	9,534,591	-	-	-
Accrued unitary management fees	2,034,448	123,666	92,895	83,417
Total liabilities	11,988,664	57,388,595	93,279,081	5,431,356
Net Assets	$6,757,165,008	$413,291,401	$316,789,787	$283,844,868
Net assets consist of:
Shares of beneficial interest	$6,468,223,819	$711,107,184	$512,523,135	$281,894,011
Distributable earnings (loss)	288,941,189	(297,815,783)	(195,733,348)	1,950,857
Net Assets	$6,757,165,008	$413,291,401	$316,789,787	$283,844,868
Shares outstanding (unlimited amount authorized, $0.01 par value)	70,870,000	33,000,000	17,730,000	2,140,000
Net asset value	$95.35	$12.52	$17.87	$132.64
Market price	$95.36	$12.52	$17.87	$132.65
Unaffiliated investments in securities, at cost	$6,016,498,780	$420,343,716	$286,828,821	$268,240,238
Affiliated investments in securities, at cost	$8,440,805	$76,005,688	$91,330,623	$5,694,347
(a)Includes securities on loan with an aggregate value of:	$319,904	$55,543,809	$87,965,225	$5,067,351
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Operations
For the year ended August 31, 2026

	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)
Investment income:
Unaffiliated interest income	$56,638	$-	$-	$-
Unaffiliated dividend income	146,654,025	45,477,980	11,132,972	7,639,065
Affiliated dividend income	314,264	3,822,404	11,730	10,205
Securities lending income, net	76,818	1,047,181	96,021	10,360
Total investment income	147,101,745	50,347,565	11,240,723	7,659,630
Expenses:
Unitary management fees	20,430,697	1,488,211	951,445	1,117,905
Less: Waivers	(8,479)	(987)	(316)	(269)
Net expenses	20,422,218	1,487,224	951,129	1,117,636
Net investment income	126,679,527	48,860,341	10,289,594	6,541,994
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(47,684,982)	(32,667,368)	11,353,222	(2,712,495)
Affiliated investment securities	(17,203)	(715,952)	(5,529)	(1,071)
Unaffiliated in-kind redemptions	897,590,308	4,110,405	419,749	37,193,646
Affiliated in-kind redemptions	-	74,446	-	-
Futures contracts	(259,282)	-	-	-
Net realized gain (loss)	849,628,841	(29,198,469)	11,767,442	34,480,080
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	256,008,171	(18,612,885)	27,706,467	(5,820,277)
Affiliated investment securities	(676)	(1,061,285)	963	(55)
Futures contracts	613,245	-	-	-
Change in net unrealized appreciation (depreciation)	256,620,740	(19,674,170)	27,707,430	(5,820,332)
Net realized and unrealized gain (loss)	1,106,249,581	(48,872,639)	39,474,872	28,659,748
Net increase (decrease) in net assets resulting from operations	$1,232,929,108	$(12,298)	$49,764,466	$35,201,742
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

13

Statements of Changes in Net Assets
For the years ended August 31, 2026 and 2025

	Invesco KBW Bank ETF (KBWB)		Invesco KBW High Dividend Yield Financial ETF (KBWD)
	2026	2025	2026	2025
Operations:
Net investment income	$126,679,527	$84,187,458	$48,860,341	$41,960,901
Net realized gain (loss)	849,628,841	407,087,443	(29,198,469)	(18,779,635)
Change in net unrealized appreciation (depreciation)	256,620,740	454,005,014	(19,674,170)	(6,514,302)
Net increase (decrease) in net assets resulting from operations	1,232,929,108	945,279,915	(12,298)	16,666,964
Distributions to Shareholders from:
Distributable earnings	(127,436,601)	(76,080,702)	(55,834,881)	(49,072,092)
Shareholder Transactions:
Proceeds from shares sold	6,012,625,098	5,237,308,355	71,551,889	90,931,177
Value of shares repurchased	(5,305,629,343)	(2,907,722,797)	(33,355,308)	(22,989,597)
Net increase (decrease) in net assets resulting from share transactions	706,995,755	2,329,585,558	38,196,581	67,941,580
Net increase (decrease) in net assets	1,812,488,262	3,198,784,771	(17,650,598)	35,536,452
Net assets:
Beginning of period	4,944,676,746	1,745,891,975	430,941,999	395,405,547
End of period	$6,757,165,008	$4,944,676,746	$413,291,401	$430,941,999
Changes in Shares Outstanding:
Shares sold	70,740,000	78,020,000	5,370,000	6,260,000
Shares repurchased	(63,560,000)	(43,610,000)	(2,610,000)	(1,640,000)
Shares outstanding, beginning of period	63,690,000	29,280,000	30,240,000	25,620,000
Shares outstanding, end of period	70,870,000	63,690,000	33,000,000	30,240,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco KBW Premium Yield Equity REIT ETF (KBWY)		Invesco KBW Property & Casualty Insurance ETF (KBWP)
2026	2025	2026	2025

$10,289,594	$9,527,452	$6,541,994	$8,045,994
11,767,442	(13,066,515)	34,480,080	48,598,216
27,707,430	(27,546,164)	(5,820,332)	(30,265,835)
49,764,466	(31,085,227)	35,201,742	26,378,375

(24,343,740)	(20,076,935)	(6,691,263)	(7,891,460)

43,166,505	95,106,357	120,161,545	372,040,166
(2,879,001)	(27,383,629)	(340,982,697)	(250,517,607)
40,287,504	67,722,728	(220,821,152)	121,522,559
65,708,230	16,560,566	(192,310,673)	140,009,474

251,081,557	234,520,991	476,155,541	336,146,067
$316,789,787	$251,081,557	$283,844,868	$476,155,541

2,540,000	5,290,000	940,000	3,190,000
(180,000)	(1,410,000)	(2,720,000)	(2,180,000)
15,370,000	11,490,000	3,920,000	2,910,000
17,730,000	15,370,000	2,140,000	3,920,000

15

Financial Highlights
Invesco KBW Bank ETF (KBWB)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$77.64	$59.63	$41.98	$54.43	$66.21
Net investment income(a)	1.85	1.70	1.56	1.64	1.49
Net realized and unrealized gain (loss) on investments	17.72	17.92	17.71	(12.52)	(11.66)
Total from investment operations	19.57	19.62	19.27	(10.88)	(10.17)
Distributions to shareholders from:
Net investment income	(1.86)	(1.61)	(1.62)	(1.57)	(1.61)
Net asset value at end of period	$95.35	$77.64	$59.63	$41.98	$54.43
Market price at end of period(b)	$95.36	$77.69	$59.62	$41.99	$54.52
Net Asset Value Total Return(c)	25.57%	33.50%	46.89%	(20.21)%	(15.59)%
Market Price Total Return(c)	25.50%	33.61%	46.83%	(20.32)%	(15.33)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,757,165	$4,944,677	$1,745,892	$1,759,327	$1,969,201
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.17%	2.55%	3.21%	3.39%	2.30%
Portfolio turnover rate(d)	17%	10%	11%	35%	23%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco KBW High Dividend Yield Financial ETF (KBWD)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$14.25	$15.43	$15.99	$17.20	$20.68
Net investment income(a)	1.51	1.50	1.74	1.55	1.25
Net realized and unrealized gain (loss) on investments	(1.51)	(0.93)	(0.50)	(0.95)	(3.08)
Total from investment operations	- (b)	0.57	1.24	0.60	(1.83)
Distributions to shareholders from:
Net investment income	(1.73)	(1.75)	(1.80)	(1.81)	(1.65)
Net asset value at end of period	$12.52	$14.25	$15.43	$15.99	$17.20
Market price at end of period(c)	$12.52	$14.26	$15.44	$15.99	$17.21
Net Asset Value Total Return(d)	0.24%	4.26%	8.68%	4.56%	(9.15)%
Market Price Total Return(d)	0.17%	4.25%	8.75%	4.49%	(9.15)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$413,291	$430,942	$395,406	$382,706	$422,852
Ratio to average net assets of:
Expenses(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	11.49%	10.38%	11.49%	10.03%	6.54%
Portfolio turnover rate(f)	54%	60%	71%	68%	76%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Financial Highlights—(continued)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$16.34	$20.41	$19.15	$22.07	$23.91
Net investment income(a)	0.63	0.72	0.59	0.70	0.74
Net realized and unrealized gain (loss) on investments	2.39	(3.27)	2.24	(2.04)	(1.23)
Total from investment operations	3.02	(2.55)	2.83	(1.34)	(0.49)
Distributions to shareholders from:
Net investment income	(1.49)	(1.52)	(1.57)	(1.58)	(1.35)
Net asset value at end of period	$17.87	$16.34	$20.41	$19.15	$22.07
Market price at end of period(b)	$17.87	$16.34	$20.41	$19.14	$22.09
Net Asset Value Total Return(c)	19.64%	(12.59)%	16.18%	(5.72)%	(2.23)%
Market Price Total Return(c)	19.63%	(12.59)%	16.24%	(5.85)%	(2.06)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$316,790	$251,082	$234,521	$227,297	$288,420
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.79%	4.14%	3.24%	3.61%	3.09%
Portfolio turnover rate(d)	67%	77%	86%	73%	77%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco KBW Property & Casualty Insurance ETF (KBWP)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$121.47	$115.51	$82.76	$76.55	$80.54
Net investment income(a)	2.54	2.15	1.48	1.64	1.68
Net realized and unrealized gain (loss) on investments	11.09	5.96	32.82	6.10	(3.26)
Total from investment operations	13.63	8.11	34.30	7.74	(1.58)
Distributions to shareholders from:
Net investment income	(2.46)	(2.15)	(1.55)	(1.53)	(2.41)
Net asset value at end of period	$132.64	$121.47	$115.51	$82.76	$76.55
Market price at end of period(b)	$132.65	$121.50	$115.44	$82.76	$76.65
Net Asset Value Total Return(c)	11.42%	7.08%	41.85%	10.15%	(1.98)%
Market Price Total Return(c)	11.39%	7.19%	41.76%	10.00%	(1.79)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$283,845	$476,156	$336,146	$148,967	$206,689
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.05%	1.81%	1.49%	1.96%	2.11%
Portfolio turnover rate(d)	46%	10%	14%	12%	8%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco KBW Bank ETF (KBWB)	"KBW Bank ETF"
Invesco KBW High Dividend Yield Financial ETF (KBWD)	"KBW High Dividend Yield Financial ETF"
Invesco KBW Premium Yield Equity REIT ETF (KBWY)	"KBW Premium Yield Equity REIT ETF"
Invesco KBW Property & Casualty Insurance ETF (KBWP)	"KBW Property & Casualty Insurance ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
KBW Bank ETF	KBW Nasdaq BankTM Index
KBW High Dividend Yield Financial ETF	KBW Nasdaq Financial Sector Dividend YieldTM Index
KBW Premium Yield Equity REIT ETF	KBW Nasdaq Premium Yield Equity REITTM Index
KBW Property & Casualty Insurance ETF	KBW Nasdaq Property & CasualtyTM Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations

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assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

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income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - KBW Bank ETF and KBW Property & Casualty Insurance ETF each declare and pay dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.

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F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of such Fund’s total assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Funds to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or a Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to a Fund if the market value of the loaned securities increases, the borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, a Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, each Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. For Funds that participate in securities

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lending, dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.
In connection with securities lending arrangements with certain borrowers, KBW High Dividend Yield Financial ETF may transfer securities and/or cash to a segregated custody account at the custodian (the “Collateral Account”) over which the relevant borrower is granted a lien. Pursuant to the related agreements governing the arrangements, the relevant borrower is granted a security interest in the Collateral Account and the assets held therein to secure the Fund’s obligation to return the cash collateral received from the borrower at the termination of the applicable securities loan. Such arrangements are undertaken to alleviate the borrower from the potential adverse impacts of borrower regulatory capital constraints and to facilitate securities lending activity between the Fund and the borrower. Whether the Fund transfers assets to the Collateral Account, thereby encumbering them for the benefit of the borrower, is solely at the discretion of the Fund and Invesco, as securities lending agent (as further described below); the Fund is not contractually obligated to the borrower to maintain any securities and/or cash (or any associated minimum balance) in the Collateral Account. The Fund also has the contractual right to withdraw such assets from the Collateral Account, except during certain times of the day and under certain circumstances as outlined in the related agreements governing the arrangements. The security interest in the Collateral Account is enforceable (and the borrower can access the securities and/or cash therein) only upon specified default events with respect to the Fund, including the Fund’s failure to return the cash collateral to the borrower. As of August 31, 2026, securities and/or cash with an approximate fair value of $2,555,602 were held in Collateral Accounts for KBW High Dividend Yield Financial ETF. The Fund retains beneficial ownership of such securities and/or cash, which remain recognized as assets of the Fund on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as the affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as securities lending agent for each Fund participating in the securities lending program. To the extent a Fund utilizes Invesco as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2026, each Fund engaged in securities lending transactions with respect to which Invesco acted as securities lending agent. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
KBW Bank ETF	$3,979
KBW High Dividend Yield Financial ETF	70,889
KBW Premium Yield Equity REIT ETF	5,693
KBW Property & Casualty Insurance ETF	588

K.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities, provide exposure to markets and indexes, and manage exposure to equity and market price movements and/or currency risks.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Statements of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of

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contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Banking Industry Risk. KBW Bank ETF may be susceptible to adverse economic or regulatory occurrences affecting the banking industry. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital and liquid assets that they must maintain. In addition, changes in interest rates can have a disproportionate effect on the banking industry; banks whose securities this Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Credit, borrower, asset, depositor and counterparty concentration can negatively impact banks in which this Fund invests. Negative public perception and increased competition also may adversely affect the profitability or viability of banks.
Dividend Paying Securities Risk. As a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index of certain Funds and the capital resources available for such companies’ dividend payments may affect such Funds. There is the possibility that dividend paying companies could reduce or eliminate the payment of dividends in the future, or an anticipated acceleration of dividends may not occur. Depending on market conditions, dividend paying stocks included in the Underlying Index of certain Funds may not be widely available for purchase or may be highly concentrated in only a few market sectors. This may increase the volatility of such Funds’ returns and limit their ability to produce current income while remaining fully diversified. High-dividend stocks may not experience high earnings growth or capital appreciation. Certain Funds’ performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks. In addition, the value of dividend paying common stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.
Investments in Business Development Companies (“BDCs”) Risk. Certain Funds invest in BDCs. There are certain risks inherent in investing in BDCs, whose principal business is to invest in, and lend capital or provide services to, privately held companies. BDCs generally invest in less mature private companies, which involve greater risk than well-established publicly traded companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. In addition, investments made by BDCs generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. With respect to a BDC’s investment in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Investment advisers to BDCs may be entitled to compensation based on the BDC’s performance, which may result in riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. In addition, to the extent that a Fund invests a portion of its assets in BDCs, a shareholder in the Fund not only will bear his or her proportionate share of the expenses of the Fund, but also will bear indirectly the expenses of the BDCs.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an

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increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. KBW Bank ETF and KBW Property & Casualty Insurance ETF are non-diversified and can invest a greater portion of their respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often

24

trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
KBW Bank ETF	0.35%
KBW High Dividend Yield Financial ETF	0.35%
KBW Premium Yield Equity REIT ETF	0.35%
KBW Property & Casualty Insurance ETF	0.35%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2026, the Adviser waived fees for each Fund in the following amounts:
KBW Bank ETF	$8,479
KBW High Dividend Yield Financial ETF	987
KBW Premium Yield Equity REIT ETF	316
KBW Property & Casualty Insurance ETF	269
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with Keefe, Bruyette & Woods, Inc. (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
KBW Bank ETF	$89,728
KBW High Dividend Yield Financial ETF	55,027
KBW Premium Yield Equity REIT ETF	21,574
KBW Property & Casualty Insurance ETF	730
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

25

NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$6,743,535,509	$-	$-	$6,743,535,509
Money Market Funds	8,110,404	330,401	-	8,440,805
Total Investments in Securities	6,751,645,913	330,401	-	6,751,976,314
Other Investments - Assets*
Futures Contracts	1,088,386	-	-	1,088,386
Total Investments	$6,752,734,299	$330,401	$-	$6,753,064,700
KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$291,927,405	$-	$-	$291,927,405
Closed-End Funds	120,202,053	-	-	120,202,053
Money Market Funds	-	57,039,868	-	57,039,868
Total Investments	$412,129,458	$57,039,868	$-	$469,169,326
KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$316,564,114	$-	$-	$316,564,114
Money Market Funds	-	91,334,719	-	91,334,719
Total Investments	$316,564,114	$91,334,719	$-	$407,898,833
KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$283,466,267	$-	$-	$283,466,267
Money Market Funds	346,408	5,347,939	-	5,694,347
Total Investments	$283,812,675	$5,347,939	$-	$289,160,614

*	Unrealized appreciation (depreciation).
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

26

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2026:
Value
KBW Bank ETF
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts—Exchange-Traded	$1,088,386
Derivatives not subject to master netting agreements	(1,088,386)
Total Derivative Assets subject to master netting agreements	$-
Derivative Liabilities	Equity Risk
Total Derivative Liabilities subject to master netting agreements	$-
Effect of Derivative Investments for the Fiscal Year Ended August 31, 2026
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
KBW Bank ETF
Equity Risk
Realized Gain (Loss):
Futures contracts	$(259,282)
Change in Net Unrealized Appreciation:
Futures contracts	613,245
Total	$353,963
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
KBW Bank ETF
Futures contracts	$11,451,056
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2026 and 2025:
	2026	2025
	Ordinary Income*	Ordinary Income*
KBW Bank ETF	$127,436,601	$76,080,702
KBW High Dividend Yield Financial ETF	55,834,881	49,072,092
KBW Premium Yield Equity REIT ETF	24,343,740	20,076,935
KBW Property & Casualty Insurance ETF	6,691,263	7,891,460

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation- Other Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
KBW Bank ETF	$15,087,214	$678,607,166	$1,088,386	$(405,841,577)	$6,468,223,819	$6,757,165,008
KBW High Dividend Yield Financial ETF	-	(42,004,842)	-	(255,810,941)	711,107,184	413,291,401
KBW Premium Yield Equity REIT ETF	-	22,703,300	-	(218,436,648)	512,523,135	316,789,787

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	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation- Other Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
KBW Property & Casualty Insurance ETF	$297,629	$14,312,196	$-	$(12,658,968)	$281,894,011	$283,844,868
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
KBW Bank ETF	$78,779,388	$327,062,189	$405,841,577
KBW High Dividend Yield Financial ETF	72,492,890	183,318,051	255,810,941
KBW Premium Yield Equity REIT ETF	81,173,490	137,263,158	218,436,648
KBW Property & Casualty Insurance ETF	3,360,375	9,298,593	12,658,968

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the fiscal year ended August 31, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
KBW Bank ETF	$955,262,890	$961,366,553
KBW High Dividend Yield Financial ETF	232,026,126	228,247,488
KBW Premium Yield Equity REIT ETF	182,429,874	185,040,940
KBW Property & Casualty Insurance ETF	148,514,025	147,654,312
For the fiscal year ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
KBW Bank ETF	$5,958,760,583	$5,247,051,560
KBW High Dividend Yield Financial ETF	65,889,613	30,653,913
KBW Premium Yield Equity REIT ETF	41,083,305	2,540,999
KBW Property & Casualty Insurance ETF	119,737,178	341,351,886
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
KBW Bank ETF	$759,362,245	$(79,666,693)	$679,695,552	$6,073,369,148
KBW High Dividend Yield Financial ETF	28,633,184	(70,638,026)	(42,004,842)	511,174,168
KBW Premium Yield Equity REIT ETF	39,068,177	(16,364,877)	22,703,300	385,195,533
KBW Property & Casualty Insurance ETF	24,832,141	(10,519,945)	14,312,196	274,848,418

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NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, taxable overdistributions and REIT distributions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
KBW Bank ETF	$-	$(867,044,532)	$867,044,532
KBW High Dividend Yield Financial ETF	6,974,540	(3,331,050)	(3,643,490)
KBW Premium Yield Equity REIT ETF	14,054,146	(317,640)	(13,736,506)
KBW Property & Casualty Insurance ETF	-	(34,367,897)	34,367,897
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

29

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF and Invesco KBW Property & Casualty Insurance ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF and Invesco KBW Property & Casualty Insurance ETF (four of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

30

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco KBW Bank ETF	0%	100%	100%	0%	0%
Invesco KBW High Dividend Yield Financial ETF	26%	10%	9%	0%	0%
Invesco KBW Premium Yield Equity REIT ETF	42%	0%	0%	0%	0%
Invesco KBW Property & Casualty Insurance ETF	0%	100%	97%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

31

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco Bloomberg Enhanced Fallen Angels ETF
Invesco Bloomberg Financial Data Providers ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI North America Climate ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco QQQ Low Volatility ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500 Concentrated QVM ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 23, 2026 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

32

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and three-year periods for Invesco Floating Rate Municipal Income ETF and the one-year period for Invesco Dorsey Wright Emerging Markets Momentum ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Dorsey Wright Emerging Markets Momentum ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco MSCI USA ETF	0.04%
Invesco 0-5 Yr US TIPS ETF	0.07%

33

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Short Term Treasury ETF	0.08%
Invesco MSCI North America Climate ETF	0.09%
Invesco MSCI Global Climate 500 ETF	0.10%
Invesco S&P 500 QVM Multi-factor ETF	0.11%
Invesco S&P 500 Concentrated QVM ETF Invesco S&P 500® Momentum ETF	0.13%
Invesco Equal Weight 0-30 Year Treasury ETF Invesco NASDAQ 100 ETF Invesco NASDAQ Next Gen 100 ETF Invesco S&P MidCap 400 QVM Multi-factor ETF Invesco S&P SmallCap 600 QVM Multi-factor ETF	0.15%
Invesco Nasdaq Biotechnology ETF Invesco PHLX Semiconductor ETF	0.19%
Invesco ESG NASDAQ 100 ETF Invesco ESG S&P 500 Equal Weight ETF Invesco NASDAQ Future Gen 200 ETF Invesco Russell 1000 Equal Weight ETF	0.20%
Invesco Fundamental Investment Grade Corporate Bond ETF	0.22%
Invesco Bloomberg Enhanced Fallen Angels ETF	0.23%
Invesco Floating Rate Municipal Income ETF Invesco QQQ Low Volatility ETF Invesco S&P 500® High Beta ETF Invesco S&P 500® Low Volatility ETF Invesco S&P International Developed Low Volatility ETF Invesco S&P International Developed Momentum ETF Invesco S&P MidCap Low Volatility ETF Invesco S&P SmallCap Low Volatility ETF	0.25%
Invesco California AMT-Free Municipal Bond ETF Invesco National AMT-Free Municipal Bond ETF Invesco New York AMT-Free Municipal Bond ETF Invesco Taxable Municipal Bond ETF	0.28%
Invesco S&P Emerging Markets Low Volatility ETF Invesco S&P Emerging Markets Momentum ETF Invesco S&P International Developed Quality ETF Invesco S&P SmallCap Consumer Discretionary ETF Invesco S&P SmallCap Consumer Staples ETF Invesco S&P SmallCap Energy ETF Invesco S&P SmallCap Financials ETF Invesco S&P SmallCap Health Care ETF Invesco S&P SmallCap Industrials ETF Invesco S&P SmallCap Information Technology ETF Invesco S&P SmallCap Materials ETF Invesco S&P SmallCap Quality ETF Invesco S&P SmallCap Utilities & Communication Services ETF	0.29%
Invesco S&P 500® High Dividend Low Volatility ETF Invesco S&P SmallCap High Dividend Low Volatility ETF	0.30%
Invesco Global ex-US High Yield Corporate Bond ETF Invesco KBW Bank ETF Invesco KBW High Dividend Yield Financial ETF Invesco KBW Premium Yield Equity REIT ETF Invesco KBW Property & Casualty Insurance ETF Invesco S&P SmallCap 600 GARP ETF Invesco Bloomberg Financial Data Providers ETF	0.35%

34

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Nasdaq Free Cash Flow Achievers ETF Invesco S&P 500 Revenue ETF Invesco S&P MidCap 400 Revenue ETF Invesco S&P SmallCap 600 Revenue ETF Invesco S&P Ultra Dividend Revenue ETF Invesco S&P 500® High Dividend Growers ETF	0.39%
Invesco RAFI Developed Markets ex-U.S. ETF	0.43%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Invesco RAFI Emerging Markets ETF	0.47%
Invesco CEF Income Composite ETF Invesco Emerging Markets Sovereign Debt ETF Invesco International Corporate Bond ETF Invesco Preferred ETF Invesco Variable Rate Preferred ETF	0.50%
Invesco International BuyBack Achievers™ ETF	0.55%
Invesco Dorsey Wright SmallCap Momentum ETF Invesco Alerian Galaxy Crypto Economy ETF	0.60%
Invesco Senior Loan ETF Invesco China Technology ETF	0.65%
Invesco Global Clean Energy ETF Invesco Global Water ETF	0.75%
Invesco Dorsey Wright Developed Markets Momentum ETF	0.80%
Invesco Dorsey Wright Emerging Markets Momentum ETF	0.90%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Crypto Economy ETF		N/A	X
Invesco Bloomberg Enhanced Fallen Angels ETF		X	X
Invesco Bloomberg Financial Data Providers ETF	X		X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF		N/A	X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF		X	X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X

35

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI North America Climate ETF	X	X	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco QQQ Low Volatility ETF	X		X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Concentrated QVM ETF	X	X	X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF			X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X

36

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF		X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF		X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Developed Markets Momentum ETF’s, Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Senior Loan ETF’s, Invesco Preferred ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

37

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 23, 2026.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the applicable Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 19 and April 23, 2026 Board meetings, and Invesco Advisers, Inc., in connection with the April 23, 2026 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the

38

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

39

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

40

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-KBW-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2026
RWL	Invesco S&P 500 Revenue ETF
RWK	Invesco S&P MidCap 400 Revenue ETF
RWJ	Invesco S&P SmallCap 600 Revenue ETF
RDIV	Invesco S&P Ultra Dividend Revenue ETF

2

Invesco S&P 500 Revenue ETF (RWL)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-7.49%
Alphabet, Inc., Class A	290,601	$98,615,449
Alphabet, Inc., Class C	293,125	98,317,056
AppLovin Corp., Class A(b)	6,103	1,904,502
AT&T, Inc.	2,670,501	69,139,271
Charter Communications, Inc., Class A(b)(c)	194,417	29,636,928
Comcast Corp., Class A	2,557,950	68,092,629
EchoStar Corp., Class A(b)(c)	62,742	5,423,418
Fox Corp., Class A(c)	58,239	3,922,397
Fox Corp., Class B	64,859	3,905,809
Live Nation Entertainment, Inc.(b)(c)	74,794	13,454,693
Meta Platforms, Inc., Class A	184,288	105,475,394
Netflix, Inc.(b)	282,042	22,859,504
News Corp., Class A	79,718	2,448,140
News Corp., Class B(c)	69,526	2,392,390
Omnicom Group, Inc.(c)	131,083	11,473,695
Paramount Skydance Corp.	1,378,091	15,034,973
Take-Two Interactive Software, Inc.(b)	15,433	3,390,630
TKO Group Holdings, Inc.(c)	11,980	2,187,668
T-Mobile US, Inc.	239,103	43,143,745
Trade Desk, Inc. (The), Class A(b)	75,131	1,030,797
Verizon Communications, Inc.	1,451,714	72,614,734
Walt Disney Co. (The)	483,724	52,024,516
Warner Bros. Discovery, Inc.(b)	694,686	19,819,392
		746,307,730
Consumer Discretionary-11.44%
Airbnb, Inc., Class A(b)	48,329	8,854,839
Amazon.com, Inc.(b)	1,527,744	396,862,059
Aptiv PLC(b)	154,786	6,928,221
AutoZone, Inc.(b)	3,141	9,395,485
Best Buy Co., Inc.	270,719	21,698,128
Booking Holdings, Inc.	84,298	16,782,889
Carnival Corp. Ltd.	507,712	12,129,240
Carvana Co.(b)(c)	163,824	12,034,511
Chipotle Mexican Grill, Inc.(b)	194,885	7,411,476
D.R. Horton, Inc.(c)	111,179	16,072,036
Darden Restaurants, Inc.(c)	30,793	6,597,708
Deckers Outdoor Corp.(b)(c)	23,961	2,086,524
Domino’s Pizza, Inc.	7,762	2,655,070
DoorDash, Inc., Class A(b)	47,689	11,051,449
eBay, Inc.	53,748	5,566,143
Expedia Group, Inc.	33,880	10,744,026
Ford Motor Co.	6,499,630	90,604,842
Garmin Ltd.	15,860	4,505,985
General Motors Co.	1,138,217	98,250,891
Genuine Parts Co.	122,739	16,652,000
Hasbro, Inc.	28,606	2,691,825
Hilton Worldwide Holdings, Inc.	17,742	5,611,440
Home Depot, Inc. (The)	255,833	83,869,732
Las Vegas Sands Corp.	132,066	5,785,811
Lennar Corp., Class A	178,047	14,975,533
Lowe’s Cos., Inc.	200,467	41,035,595
lululemon Athletica, Inc.(b)(c)	46,365	5,575,855
Marriott International, Inc., Class A	33,648	11,499,540
McDonald’s Corp.	47,524	12,524,475
MGM Resorts International(b)(c)	184,484	7,630,258
	Shares	Value
Consumer Discretionary-(continued)
NIKE, Inc., Class B	517,953	$20,231,244
Norwegian Cruise Line Holdings Ltd.(b)(c)	273,468	4,413,773
NVR, Inc.(b)	751	4,742,738
O’Reilly Automotive, Inc., Class R(b)	98,804	8,773,795
PulteGroup, Inc.	69,458	8,773,935
Ralph Lauren Corp.	10,573	3,667,774
Ross Stores, Inc.	50,156	11,462,652
Royal Caribbean Cruises Ltd.(c)	33,462	8,992,578
Starbucks Corp.	190,466	20,237,012
Tapestry, Inc.	27,202	3,356,455
Tesla, Inc.(b)	125,700	46,251,315
TJX Cos., Inc. (The)	179,667	24,059,208
Tractor Supply Co.	249,681	8,713,867
Ulta Beauty, Inc.(b)	13,187	7,082,738
Williams-Sonoma, Inc.	18,583	4,241,570
Wynn Resorts Ltd.	33,818	3,086,907
Yum! Brands, Inc.	27,415	4,202,994
		1,140,374,141
Consumer Staples-10.38%
Altria Group, Inc.	136,272	9,331,907
Archer-Daniels-Midland Co.	486,242	39,526,612
Brown-Forman Corp., Class B	72,532	1,927,175
Bunge Global S.A.	307,908	35,781,989
Casey’s General Stores, Inc.	9,376	7,052,721
Church & Dwight Co., Inc.	30,838	3,077,016
Clorox Co. (The)	33,233	3,246,199
Coca-Cola Co. (The)	291,526	25,849,610
Colgate-Palmolive Co.	113,091	10,157,834
Constellation Brands, Inc., Class A	31,420	4,104,080
Costco Wholesale Corp.	146,189	137,986,335
Dollar General Corp.	191,613	24,286,948
Dollar Tree, Inc.(b)	87,548	11,082,701
Estee Lauder Cos., Inc. (The), Class A	85,420	8,738,466
General Mills, Inc.	265,713	10,947,376
Hershey Co. (The)	33,155	5,842,243
Hormel Foods Corp.	245,679	5,368,086
J.M. Smucker Co. (The)	37,803	4,958,242
Kenvue, Inc.	413,834	7,813,186
Keurig Dr Pepper, Inc.	262,518	8,363,824
Kimberly-Clark Corp.	79,642	8,597,354
Kraft Heinz Co. (The)	508,266	13,047,188
Kroger Co. (The)(c)	1,121,744	64,545,150
McCormick & Co., Inc.	69,842	3,786,833
Molson Coors Beverage Co., Class B	133,636	5,313,367
Mondelez International, Inc., Class A	299,547	18,592,882
Monster Beverage Corp.(b)	94,222	4,326,674
PepsiCo, Inc.	324,072	45,480,265
Philip Morris International, Inc.	110,728	20,739,354
Procter & Gamble Co. (The)	285,137	41,379,081
Sysco Corp.	521,414	42,276,247
Target Corp.	406,827	65,450,328
Tyson Foods, Inc., Class A	485,501	26,770,525
Walmart, Inc.	2,944,611	308,801,356
		1,034,549,154
Energy-7.18%
APA Corp.(c)	110,680	4,775,842
Baker Hughes Co., Class A	216,512	13,759,338
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2026
	Shares	Value
Energy-(continued)
Chevron Corp.	486,958	$100,381,558
ConocoPhillips	236,530	31,337,860
Devon Energy Corp.	177,668	8,618,675
Diamondback Energy, Inc.	37,850	7,588,168
EOG Resources, Inc.	82,134	11,906,145
EQT Corp.	88,708	4,806,199
Expand Energy Corp.	71,118	6,980,943
ExxonMobil Holdings Corp.	1,070,417	172,283,616
Halliburton Co.	273,828	10,090,562
Kinder Morgan, Inc.	267,172	8,613,625
Marathon Petroleum Corp.	251,723	93,973,230
Occidental Petroleum Corp.	202,000	12,156,360
ONEOK, Inc.	190,146	18,255,917
Phillips 66	365,747	90,185,895
SLB Ltd.	316,398	19,015,520
Targa Resources Corp.(c)	30,034	8,819,484
Texas Pacific Land Corp.	1,058	396,052
Valero Energy Corp.	237,313	85,176,382
Williams Cos., Inc. (The)	82,600	6,199,130
		715,320,501
Financials-15.98%
Aflac, Inc.	75,638	8,762,662
Allstate Corp. (The)	149,583	38,562,497
American Express Co.	128,908	42,561,554
American International Group, Inc.	173,890	13,278,240
Ameriprise Financial, Inc.	20,949	11,587,101
Aon PLC, Class A	25,565	8,219,659
Apollo Global Management, Inc.	118,230	16,147,853
Arch Capital Group Ltd.(b)	102,658	10,067,670
Ares Management Corp., Class A(c)	25,978	3,719,270
Arthur J. Gallagher & Co.	33,263	8,719,895
Assurant, Inc.	24,999	7,046,218
Bank of America Corp.	1,750,053	108,398,283
Bank of New York Mellon Corp. (The)	142,423	22,969,981
Berkshire Hathaway, Inc., Class B(b)	379,926	191,494,102
BlackRock, Inc.	12,766	14,752,517
Blackstone, Inc., Class A	61,373	8,791,069
Block, Inc., Class A(b)	179,700	14,738,994
Brown & Brown, Inc.	51,901	3,745,695
Capital One Financial Corp.	206,867	44,375,040
Cboe Global Markets, Inc.	7,809	2,344,262
Charles Schwab Corp. (The)	155,208	17,044,943
Chubb Ltd.	90,597	30,676,144
Cincinnati Financial Corp.	37,970	6,451,103
Citigroup, Inc.	638,129	83,990,539
Citizens Financial Group, Inc.	91,354	6,291,550
CME Group, Inc., Class A	12,496	3,567,608
Coinbase Global, Inc., Class A(b)(c)	21,002	3,950,896
Corpay, Inc.(b)(c)	6,785	2,743,175
Erie Indemnity Co., Class A(c)	8,620	2,202,927
Everest Group Ltd.	25,128	9,414,205
FactSet Research Systems, Inc.	4,747	1,488,422
Fidelity National Information Services, Inc.	143,389	5,845,970
Fifth Third Bancorp	130,749	7,030,374
Fiserv, Inc.(b)	193,631	10,322,469
Franklin Resources, Inc.	140,738	4,806,203
Global Payments, Inc.	69,037	6,285,819
Globe Life, Inc.	18,244	3,150,191
	Shares	Value
Financials-(continued)
Goldman Sachs Group, Inc. (The)	63,081	$64,714,798
Hartford Insurance Group, Inc. (The)	108,936	14,965,628
Huntington Bancshares, Inc.	380,916	6,355,583
Interactive Brokers Group, Inc., Class A	61,560	5,989,172
Intercontinental Exchange, Inc.	44,986	7,229,250
Invesco Ltd.(d)	120,526	3,950,842
Jack Henry & Associates, Inc.	9,605	1,612,776
JPMorgan Chase & Co.	450,934	160,541,523
KeyCorp	247,506	5,348,605
KKR & Co., Inc., Class A	115,241	12,644,243
Loews Corp.	83,817	9,076,543
M&T Bank Corp.	28,847	6,748,467
Marsh & McLennan Cos., Inc.	80,629	15,303,384
Mastercard, Inc., Class A	34,115	20,104,311
MetLife, Inc.	441,483	42,015,937
Moody’s Corp.	8,546	4,312,653
Morgan Stanley	293,168	62,538,598
MSCI, Inc.	2,612	1,490,512
Nasdaq, Inc.	46,591	4,594,338
Northern Trust Corp.	42,948	7,969,431
PayPal Holdings, Inc.	408,899	21,534,666
PNC Financial Services Group, Inc. (The)	72,706	17,422,539
Principal Financial Group, Inc.	69,523	7,658,654
Progressive Corp. (The)	214,562	46,791,681
Prudential Financial, Inc.	292,816	34,435,162
Raymond James Financial, Inc.	53,634	9,555,970
Regions Financial Corp.	163,613	4,888,756
Robinhood Markets, Inc., Class A(b)	26,302	2,756,713
S&P Global, Inc.	18,127	7,900,472
State Street Corp.	65,379	12,512,233
Synchrony Financial	133,469	10,287,791
T. Rowe Price Group, Inc.	33,962	3,779,291
TPG, Inc.(b)(e)	24,162	0
Travelers Cos., Inc. (The)	79,092	28,942,136
Truist Financial Corp.	300,441	14,895,865
U.S. Bancorp	373,786	23,017,742
Visa, Inc., Class A	65,176	24,725,819
W.R. Berkley Corp.	106,474	7,193,383
Wells Fargo & Co.	752,548	65,012,622
Willis Towers Watson PLC	18,450	6,246,247
		1,592,609,436
Health Care-19.35%
Abbott Laboratories	247,593	27,324,363
AbbVie, Inc.	136,878	35,098,257
Agilent Technologies, Inc.	26,840	4,121,550
Align Technology, Inc.(b)(c)	11,740	1,875,935
Amgen, Inc.	54,023	23,223,407
Baxter International, Inc.(c)	272,230	7,077,980
Becton, Dickinson and Co.	70,728	13,304,644
Biogen, Inc.(b)	24,134	5,228,631
Bio-Techne Corp.	11,281	815,729
Boston Scientific Corp.(b)	208,611	10,075,911
Bristol-Myers Squibb Co.	427,575	28,566,286
Cardinal Health, Inc.	567,634	133,178,289
Cencora, Inc.	572,127	185,140,297
Centene Corp.(b)	1,484,132	95,489,053
Charles River Laboratories International, Inc.(b)	10,599	3,055,056
Cigna Group (The)	460,204	127,053,120
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2026
	Shares	Value
Health Care-(continued)
Cooper Cos., Inc. (The)(b)(c)	30,511	$2,138,516
CVS Health Corp.	2,037,350	191,327,539
Danaher Corp.	66,000	14,094,960
DaVita, Inc.(b)	34,069	5,996,485
Dexcom, Inc.(b)	31,517	2,869,938
Edwards Lifesciences Corp.(b)	35,811	3,249,848
Elevance Health, Inc.	242,492	95,187,810
Eli Lilly and Co.	31,117	35,993,967
GE HealthCare Technologies, Inc.	160,952	11,464,611
Gilead Sciences, Inc.	119,930	17,550,556
HCA Healthcare, Inc.	100,257	41,551,514
Henry Schein, Inc.(b)(c)	82,932	7,447,294
Humana, Inc.	184,359	70,651,900
IDEXX Laboratories, Inc.(b)	3,952	2,200,039
Incyte Corp.(b)	24,817	3,057,951
Insulet Corp.(b)	9,388	1,395,620
Intuitive Surgical, Inc.(b)	12,640	4,763,510
IQVIA Holdings, Inc.(b)	44,662	11,665,268
Johnson & Johnson	197,930	52,619,691
Labcorp Holdings, Inc.	25,755	8,567,658
McKesson Corp.	249,879	221,222,876
Medtronic PLC	221,637	20,091,394
Merck & Co., Inc.	269,579	39,832,993
Mettler-Toledo International, Inc.(b)	1,802	2,532,062
Moderna, Inc.(b)(c)	23,640	3,317,638
Pfizer, Inc.	1,212,271	34,501,233
Quest Diagnostics, Inc.(c)	27,028	6,494,828
Regeneron Pharmaceuticals, Inc.	12,127	9,690,443
ResMed, Inc.	14,004	3,362,360
Revvity, Inc.(c)	14,020	1,803,953
Solventum Corp.(b)	50,016	4,554,457
STERIS PLC	13,964	3,248,585
Stryker Corp.	40,007	12,954,267
Thermo Fisher Scientific, Inc.	45,960	28,361,916
UnitedHealth Group, Inc.	540,351	210,418,083
Universal Health Services, Inc., Class B	59,985	10,217,245
Veeva Systems, Inc., Class A(b)	9,871	2,820,046
Vertex Pharmaceuticals, Inc.(b)	13,869	7,551,948
Viatris, Inc.	451,248	7,450,104
Waters Corp.(b)(c)	5,098	2,113,784
West Pharmaceutical Services, Inc.	4,791	1,634,258
Zimmer Biomet Holdings, Inc.	46,624	4,664,265
Zoetis, Inc.	57,125	4,404,338
		1,927,666,259
Industrials-9.20%
3M Co.	78,035	13,408,754
A.O. Smith Corp.(c)	32,550	1,924,682
Allegion PLC	15,681	2,434,475
AMETEK, Inc.	16,770	3,943,801
Automatic Data Processing, Inc.	45,707	13,079,515
Axon Enterprise, Inc.(b)	3,247	1,839,620
Boeing Co. (The)(b)	216,115	44,904,375
Broadridge Financial Solutions, Inc.	24,407	4,451,349
Builders FirstSource, Inc.(b)(c)	97,064	6,445,050
C.H. Robinson Worldwide, Inc.	43,048	6,442,564
Carrier Global Corp.	157,403	9,164,003
Caterpillar, Inc.	40,445	32,253,674
Cintas Corp.	29,858	6,025,046
Comfort Systems USA, Inc.	2,883	4,456,022
	Shares	Value
Industrials-(continued)
Copart, Inc.(b)	72,236	$2,383,066
CSX Corp.	148,948	7,523,363
Cummins, Inc.	26,303	14,845,413
Deere & Co.	41,393	27,108,690
Delta Air Lines, Inc.(c)	417,773	32,586,294
Dover Corp.	18,889	3,668,810
DuPont de Nemours, Inc.	35,085	4,722,090
Eaton Corp. PLC	37,140	14,925,823
EMCOR Group, Inc.	11,185	8,215,830
Emerson Electric Co.	65,335	9,959,667
Equifax, Inc.	18,459	3,491,704
Expeditors International of Washington, Inc.	33,161	6,288,984
Fastenal Co.	89,591	4,417,732
FedEx Corp.	141,090	46,192,866
FedEx Freight Holding Co., Inc.(b)	23,460	3,137,540
Fortive Corp.	38,541	2,267,752
GE Vernova, Inc.	22,223	19,968,032
Generac Holdings, Inc.(b)	8,842	1,639,130
General Dynamics Corp.	77,177	28,659,679
General Electric Co.	74,158	24,895,582
Honeywell Aerospace, Inc.(b)	47,127	7,451,250
Honeywell International, Inc.	47,127	10,063,028
Howmet Aerospace, Inc.	16,914	4,143,084
Hubbell, Inc.	6,255	2,833,515
Huntington Ingalls Industries, Inc.	21,726	6,326,611
IDEX Corp.	8,065	1,843,982
Illinois Tool Works, Inc.	31,708	8,731,432
Ingersoll Rand, Inc.	53,922	4,154,690
J.B. Hunt Transport Services, Inc.	21,105	5,602,744
Jacobs Solutions, Inc.	52,836	7,875,206
Johnson Controls International PLC	85,772	11,857,121
L3Harris Technologies, Inc.	36,280	9,659,550
Leidos Holdings, Inc.	69,643	9,764,645
Lennox International, Inc.(c)	5,114	1,956,821
Lockheed Martin Corp.	70,110	39,347,835
Masco Corp.	52,951	3,820,944
Nordson Corp.	5,118	1,646,563
Norfolk Southern Corp.	19,274	6,606,934
Northrop Grumman Corp.	38,235	20,635,429
Old Dominion Freight Line, Inc.	11,316	2,262,747
Otis Worldwide Corp.	103,312	7,348,583
PACCAR, Inc.	119,162	14,791,579
Parker-Hannifin Corp.	11,715	11,474,140
Paychex, Inc.	30,578	3,893,803
Pentair PLC	28,783	1,740,220
Quanta Services, Inc.	22,643	13,746,339
Republic Services, Inc.	38,376	8,478,026
Rockwell Automation, Inc.	9,849	4,180,211
Rollins, Inc.	39,300	1,417,551
RTX Corp.	249,457	51,819,703
Snap-on, Inc.	6,830	2,638,497
Southwest Airlines Co.	341,263	13,148,863
Stanley Black & Decker, Inc.	96,169	9,267,807
Textron, Inc.	81,721	6,583,444
Trane Technologies PLC	23,507	10,446,511
TransDigm Group, Inc.	3,859	4,521,745
Uber Technologies, Inc.(b)	383,632	29,021,761
Union Pacific Corp.	45,240	13,602,311
United Airlines Holdings, Inc.(b)	288,355	31,139,456
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2026
	Shares	Value
Industrials-(continued)
United Parcel Service, Inc., Class B	419,383	$43,712,290
United Rentals, Inc.	7,610	7,899,180
Veralto Corp.	33,059	3,258,626
Verisk Analytics, Inc.	8,293	1,607,018
Vertiv Holdings Co., Class A	18,986	4,912,058
W.W. Grainger, Inc.	6,844	8,962,150
Waste Management, Inc.	55,390	12,125,979
Westinghouse Air Brake Technologies Corp.	21,928	6,269,873
Xylem, Inc.	41,417	4,560,426
		916,823,258
Information Technology-13.16%
Accenture PLC, Class A	207,255	39,328,709
Adobe, Inc.(b)	52,828	15,467,510
Advanced Micro Devices, Inc.(b)	40,516	19,071,691
Akamai Technologies, Inc.(b)(c)	16,001	1,738,029
Amphenol Corp., Class A	84,896	13,460,261
Analog Devices, Inc.	15,857	5,742,454
Apple, Inc.	757,952	240,157,091
Applied Materials, Inc.	28,566	13,094,369
Arista Networks, Inc.(b)	31,453	6,155,038
Autodesk, Inc.(b)	16,639	4,301,681
Broadcom, Inc.	99,393	36,809,204
Cadence Design Systems, Inc.(b)	7,124	2,413,469
CDW Corp.	86,651	13,134,559
Ciena Corp.(b)	6,250	2,392,500
Cisco Systems, Inc.	250,130	27,636,864
Cognizant Technology Solutions Corp., Class A	202,115	13,052,587
Coherent Corp.(b)(c)	9,086	2,524,363
Corning, Inc.	47,417	7,052,330
CrowdStrike Holdings, Inc., Class A(b)	15,357	3,547,467
Datadog, Inc., Class A(b)	7,913	1,875,697
Dell Technologies, Inc., Class C	177,716	81,040,273
F5, Inc.(b)	4,112	1,674,119
Fair Isaac Corp.(b)(c)	891	1,022,164
First Solar, Inc.(b)(c)	10,660	2,152,254
Flex Ltd.(b)	97,897	10,695,247
Fortinet, Inc.(b)	24,970	4,268,122
Gartner, Inc.(b)(c)	20,429	4,047,189
Gen Digital, Inc.	99,179	3,074,549
GoDaddy, Inc., Class A(b)	30,558	2,991,017
Hewlett Packard Enterprise Co.	418,438	21,859,201
HP, Inc.	1,146,968	34,431,979
Intel Corp.(b)	245,677	21,990,548
International Business Machines Corp.	124,054	29,012,509
Intuit, Inc.	36,010	12,938,393
Jabil, Inc.	45,341	13,840,794
Keysight Technologies, Inc.(b)	9,171	2,959,482
KLA Corp.	29,939	5,252,798
Lam Research Corp.	32,956	9,935,904
Lumentum Holdings, Inc.(b)	1,457	1,332,805
Marvell Technology, Inc.	16,890	3,574,937
Microchip Technology, Inc.	26,209	1,925,051
Micron Technology, Inc.	31,890	30,573,900
Microsoft Corp.	392,167	198,942,397
Monolithic Power Systems, Inc.	1,002	1,270,305
Motorola Solutions, Inc.	14,109	6,847,098
NetApp, Inc.	21,044	3,899,243
	Shares	Value
Information Technology-(continued)
NVIDIA Corp.	619,365	$136,743,405
NXP Semiconductors N.V. (Netherlands)	21,557	4,842,564
ON Semiconductor Corp.(b)(c)	26,881	1,991,613
Oracle Corp.	163,719	24,413,777
Palantir Technologies, Inc., Class A(b)	19,638	3,660,130
Palo Alto Networks, Inc.(b)	19,720	7,535,604
PTC, Inc.(b)	10,871	1,693,049
Qnity Electronics, Inc.	17,325	2,069,125
QUALCOMM, Inc.	113,806	19,401,647
Roper Technologies, Inc.	11,867	5,039,203
Salesforce, Inc.	122,570	31,566,678
Sandisk Corp.(b)	3,938	6,169,665
Seagate Technology Holdings PLC	6,591	5,459,853
ServiceNow, Inc.(b)	64,336	9,521,085
Skyworks Solutions, Inc.(c)	28,066	1,880,703
Super Micro Computer, Inc.(b)(c)	563,197	20,995,984
Synopsys, Inc.(b)	9,192	4,040,711
TE Connectivity PLC (China)	45,267	9,291,052
Teledyne Technologies, Inc.(b)	5,083	3,115,625
Teradyne, Inc.	5,340	1,868,092
Texas Instruments, Inc.	31,964	8,339,727
Trimble, Inc.(b)(c)	35,595	2,133,564
Tyler Technologies, Inc.(b)(c)	3,814	1,419,647
VeriSign, Inc.	2,857	823,616
Western Digital Corp.	11,744	5,291,259
Workday, Inc., Class A(b)	35,035	6,917,661
Zebra Technologies Corp., Class A(b)	12,803	4,526,501
		1,311,259,691
Materials-2.60%
Air Products and Chemicals, Inc.	22,031	6,817,713
Albemarle Corp.(c)	18,221	2,459,288
Amcor PLC	284,347	13,048,684
Avery Dennison Corp.	28,406	4,945,769
Ball Corp.	122,513	7,714,644
CF Industries Holdings, Inc.(c)	33,105	4,304,643
Corteva, Inc.	117,504	9,944,364
CRH PLC	186,199	17,556,704
Dow, Inc.	561,879	17,148,547
Ecolab, Inc.	31,294	8,862,461
Freeport-McMoRan, Inc.	203,232	15,392,792
International Flavors & Fragrances, Inc.	71,009	6,130,207
International Paper Co.	383,413	14,542,855
Linde PLC	33,287	16,296,649
LyondellBasell Industries N.V., Class A	222,880	14,505,030
Martin Marietta Materials, Inc.	5,795	3,005,866
Mosaic Co. (The)	306,359	7,389,379
Newmont Corp.	128,699	16,223,796
Nucor Corp.	66,693	16,649,240
Packaging Corp. of America	20,783	4,861,975
PPG Industries, Inc.	69,787	7,828,008
Sherwin-Williams Co. (The)	38,529	13,054,010
Smurfit WestRock PLC	392,251	18,396,572
Steel Dynamics, Inc.	34,646	8,059,353
Vulcan Materials Co.	14,458	3,897,588
		259,036,137
Real Estate-0.88%
Alexandria Real Estate Equities, Inc.	27,430	1,406,885
American Tower Corp.	27,006	4,744,954
BXP, Inc.(c)	26,055	1,771,479
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2026
	Shares	Value
Real Estate-(continued)
Camden Property Trust	6,681	$706,850
CBRE Group, Inc., Class A(b)	153,869	22,435,639
CoStar Group, Inc.(b)(c)	48,659	1,560,494
Crown Castle, Inc.	22,002	1,675,232
Digital Realty Trust, Inc.	17,359	3,221,657
Equinix, Inc.	4,465	4,673,605
Essex Property Trust, Inc.	3,263	923,298
Extra Space Storage, Inc.	11,166	1,575,523
Federal Realty Investment Trust	5,203	603,704
Healthpeak Properties, Inc.	68,518	1,426,545
Host Hotels & Resorts, Inc.	125,724	2,757,127
Invitation Homes, Inc.	46,175	1,345,539
Iron Mountain, Inc.	28,725	3,313,429
Kimco Realty Corp.	41,840	992,026
Mid-America Apartment Communities, Inc.	7,771	1,001,293
Prologis, Inc.	29,980	4,194,802
Public Storage	7,424	2,279,094
Realty Income Corp.	47,389	2,903,998
Regency Centers Corp.	9,658	722,129
SBA Communications Corp., Class A	6,701	1,270,912
Simon Property Group, Inc.	15,248	3,237,455
UDR, Inc.	21,296	786,887
Ventas, Inc.(c)	35,524	3,238,723
VICI Properties, Inc.	69,443	1,781,213
Vivmark Residential	22,670	1,476,724
Welltower, Inc.	27,157	6,415,570
Weyerhaeuser Co.	138,920	3,246,560
		87,689,346
Utilities-2.28%
AES Corp. (The)	415,782	6,128,627
Alliant Energy Corp.(c)	29,577	2,010,644
Ameren Corp.	39,836	4,223,014
American Electric Power Co., Inc.	85,097	10,418,426
American Water Works Co., Inc.(c)	20,129	2,782,432
Atmos Energy Corp.	14,112	2,344,426
CenterPoint Energy, Inc.	107,563	4,259,495
CMS Energy Corp.	58,693	3,994,646
Consolidated Edison, Inc.	78,545	8,405,886
Constellation Energy Corp.	57,522	15,805,320
Dominion Energy, Inc.	129,941	8,577,405
DTE Energy Co.	54,769	7,428,319
	Shares	Value
Utilities-(continued)
Duke Energy Corp.	129,726	$15,555,445
Edison International	134,155	7,241,687
Entergy Corp.	58,777	6,248,583
Evergy, Inc.	35,236	2,854,821
Eversource Energy	98,383	6,900,584
Exelon Corp.	265,823	11,621,781
FirstEnergy Corp.	163,376	7,492,423
NextEra Energy, Inc.	158,393	13,042,080
NiSource, Inc.	71,469	2,924,511
NRG Energy, Inc.	131,249	14,453,140
PG&E Corp.	755,760	10,028,935
Pinnacle West Capital Corp.(c)	25,887	2,527,607
PPL Corp.	127,870	4,364,203
Public Service Enterprise Group, Inc.	80,877	5,930,710
Sempra	72,369	5,912,547
Southern Co. (The)	157,004	13,816,352
Vistra Corp.	58,080	7,978,450
WEC Energy Group, Inc.(c)	43,163	4,582,616
Xcel Energy, Inc.(c)	92,381	6,992,318
		226,847,433
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $8,019,385,669)		9,958,483,086
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.19%
Invesco Private Government Fund, 3.73%(d)(f)(g)	32,671,575	32,671,575
Invesco Private Prime Fund, 3.82%(d)(f)(g)	85,610,641	85,627,763
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $118,298,185)		118,299,338
TOTAL INVESTMENTS IN SECURITIES-101.13% (Cost $8,137,683,854)		10,076,782,424
OTHER ASSETS LESS LIABILITIES-(1.13)%		(112,389,988)
NET ASSETS-100.00%		$9,964,392,436

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Invesco Ltd.	$2,945,321	$1,690,756	$(1,994,875)	$821,679	$487,961	$3,950,842	$93,981
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$160,129,067	$(160,129,067)	$-	$-	$-	$131,100
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,554,203	598,942,429	(597,825,057)	-	-	32,671,575	1,365,141 *
Invesco Private Prime Fund	81,863,786	1,218,624,564	(1,214,857,679)	(2,772)	(136)	85,627,763	3,676,586 *
Total	$116,363,310	$1,979,386,816	$(1,974,806,678)	$818,907	$487,825	$122,250,180	$5,266,808

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P MidCap 400 Revenue ETF (RWK)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-1.41%
New York Times Co. (The), Class A(b)	21,439	$1,442,202
Nexstar Media Group, Inc., Class A	15,957	2,906,248
Pinterest, Inc., Class A(c)	108,401	2,353,386
Roku, Inc., Class A(c)	22,980	3,606,251
Sirius XM Holdings, Inc.(b)	168,260	4,739,884
Warner Music Group Corp., Class A	134,509	3,794,499
		18,842,470
Consumer Discretionary-19.43%
Abercrombie & Fitch Co., Class A(b)(c)	33,392	4,777,727
Aramark	196,876	11,086,088
Autoliv, Inc. (Sweden)	47,886	5,804,262
AutoNation, Inc.(c)	76,899	15,475,924
Bath & Body Works, Inc.(b)	216,364	4,165,007
BorgWarner, Inc.	108,727	6,975,924
Boyd Gaming Corp.(b)	25,475	1,976,605
Brunswick Corp.	37,979	2,882,606
Burlington Stores, Inc.(c)	19,715	5,121,168
Capri Holdings Ltd.(b)(c)	96,133	1,273,762
Cava Group, Inc.(b)(c)	8,542	561,637
Chewy, Inc., Class A(b)(c)	347,553	8,271,761
Choice Hotels International, Inc.(b)	8,290	856,854
Churchill Downs, Inc.	17,926	1,568,167
Columbia Sportswear Co.(b)	28,505	1,636,187
Crocs, Inc.(c)	17,814	2,144,449
Dick’s Sporting Goods, Inc.	48,290	6,523,979
Duolingo, Inc.(c)	4,859	720,881
Dutch Bros, Inc., Class A(b)(c)	15,597	762,069
Five Below, Inc.(c)	14,037	3,464,893
Floor & Decor Holdings, Inc., Class A(b)(c)	51,191	2,573,372
GameStop Corp., Class A(b)(c)	89,974	1,653,722
Gap, Inc. (The)(b)	394,566	8,802,768
Gentex Corp.(b)	57,660	1,289,854
Graham Holdings Co., Class B(b)	2,351	2,654,020
Grand Canyon Education, Inc.(c)	4,027	596,520
H&R Block, Inc.	56,740	2,930,621
Harley-Davidson, Inc.(b)	95,324	2,630,942
Hilton Grand Vacations, Inc.(b)(c)	56,131	2,380,516
Hyatt Hotels Corp., Class A(b)	20,384	3,403,517
KB Home	61,233	3,263,719
Lear Corp.	90,523	11,314,470
Lithia Motors, Inc., Class A(b)	66,879	24,565,994
Macy’s, Inc.	530,139	11,641,852
Mattel, Inc.(b)(c)	197,870	2,958,157
Murphy USA, Inc.	17,378	8,956,447
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	18,817	1,419,178
Penske Automotive Group, Inc.	94,019	20,363,575
Planet Fitness, Inc., Class A(c)	14,769	762,080
Polaris, Inc.	59,018	3,809,022
PVH Corp.	62,104	4,605,633
RH(b)(c)	12,446	1,856,321
Service Corp. International	31,643	2,583,335
SharkNinja, Inc.(b)(c)	27,805	5,352,185
Somnigroup International, Inc.	60,495	3,917,051
Texas Roadhouse, Inc.	19,975	3,907,110
Thor Industries, Inc.(b)	70,986	5,394,936
Toll Brothers, Inc.	42,988	6,166,629
	Shares	Value
Consumer Discretionary-(continued)
Travel + Leisure Co.	30,686	$2,109,969
V.F. Corp.	316,530	4,254,163
Vail Resorts, Inc.(b)	11,233	1,537,910
Valvoline, Inc.(b)(c)	27,567	883,798
Visteon Corp.	17,356	1,767,188
Whirlpool Corp.(b)	204,520	8,352,597
Wingstop, Inc.(b)	2,585	283,006
Wyndham Hotels & Resorts, Inc.	10,131	746,250
YETI Holdings, Inc.(b)(c)	21,166	868,864
		258,607,241
Consumer Staples-10.90%
Albertson’s Cos., Inc., Class A(b)	2,726,485	33,672,090
BJ’s Wholesale Club Holdings, Inc., Class C(c)	128,359	11,635,743
Boston Beer Co., Inc. (The), Class A(b)(c)	5,933	1,054,947
Celsius Holdings, Inc.(b)(c)	56,432	1,774,786
Coca-Cola Consolidated, Inc.	21,229	4,151,756
Darling Ingredients, Inc.(c)	58,113	3,851,148
e.l.f. Beauty, Inc.(b)(c)	15,154	1,652,544
Ingredion, Inc.(b)	37,984	3,929,825
Maplebear, Inc.(c)	50,617	2,557,171
Marzetti Co. (The)	9,562	1,077,159
Performance Food Group Co.(c)(d)	358,100	35,512,777
Pilgrim’s Pride Corp.(c)	340,303	10,678,708
Post Holdings, Inc.(b)(c)	48,747	4,063,550
Sprouts Farmers Market, Inc.(b)(c)	55,471	4,550,841
US Foods Holding Corp.(c)	237,806	24,931,581
		145,094,626
Energy-6.62%
Antero Midstream Corp.	32,347	725,220
Antero Resources Corp.(c)	87,497	3,366,885
Chord Energy Corp.	20,804	3,060,476
CNX Resources Corp.(b)(c)	37,862	1,377,420
DT Midstream, Inc.	4,891	640,819
HF Sinclair Corp.	211,018	21,441,539
Matador Resources Co.	35,348	2,050,537
Murphy Oil Corp.	37,460	1,364,293
NOV, Inc.	223,150	4,750,863
Ovintiv, Inc.	83,594	5,487,946
PBF Energy, Inc., Class A	382,934	27,950,353
Permian Resources Corp., Class A	138,881	3,234,538
Range Resources Corp.	44,382	1,833,864
TechnipFMC PLC (United Kingdom)	78,621	6,144,231
Valaris Ltd.(c)	13,413	1,158,481
Viper Energy, Inc., Class A	19,256	862,476
Weatherford International PLC	26,858	2,625,907
		88,075,848
Financials-14.04%
Affiliated Managers Group, Inc.	3,419	1,258,842
Ally Financial, Inc.(b)	201,590	8,509,114
American Financial Group, Inc.	33,056	4,712,133
Annaly Capital Management, Inc.	179,740	4,119,641
Associated Banc-Corp	46,662	1,428,324
Bank OZK	29,559	1,450,756
Brighthouse Financial, Inc.(b)(c)	50,471	2,675,972
Carlyle Group, Inc. (The)(b)	51,232	2,479,117
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2026
	Shares	Value
Financials-(continued)
CNO Financial Group, Inc.	49,232	$2,697,421
Columbia Banking System, Inc.	60,561	1,795,028
Commerce Bancshares, Inc.	21,633	1,248,441
Corebridge Financial, Inc.	361,217	11,754,001
Cullen/Frost Bankers, Inc.	10,919	1,756,540
East West Bancorp, Inc.	19,514	2,475,546
Equitable Holdings, Inc.	155,886	7,814,565
Essent Group Ltd.	11,527	778,764
Euronet Worldwide, Inc.(c)	36,714	2,551,990
Evercore, Inc., Class A	7,252	2,077,190
F.N.B. Corp.	80,392	1,465,546
Federated Hermes, Inc., Class B	17,542	1,116,548
Fidelity National Financial, Inc.	170,089	7,900,634
First American Financial Corp.(b)	62,895	4,649,198
First Financial Bankshares, Inc.	13,922	462,628
First Horizon Corp.	109,066	2,652,485
FirstCash Holdings, Inc.	9,888	2,120,679
Flagstar Bank N.A	171,423	2,281,640
Glacier Bancorp, Inc.(b)	17,057	789,910
Hamilton Lane, Inc., Class A(b)	5,245	570,761
Hancock Whitney Corp.	14,617	1,088,820
Hanover Insurance Group, Inc. (The)	18,352	4,149,571
Home BancShares, Inc.(b)	28,766	847,446
Houlihan Lokey, Inc.	10,393	1,385,283
International Bancshares Corp.	7,619	534,549
Jefferies Financial Group, Inc.	92,759	4,882,834
Kinsale Capital Group, Inc.(b)	3,298	1,233,122
MGIC Investment Corp.	25,321	776,089
Morningstar, Inc.	7,313	1,601,108
Old National Bancorp(b)	88,849	2,272,757
Old Republic International Corp.	132,741	5,539,282
Pinnacle Financial Partners, Inc.	24,361	2,435,369
Primerica, Inc.	6,665	1,917,187
Prosperity Bancshares, Inc.(b)	13,579	971,713
Reinsurance Group of America, Inc.	65,640	16,150,066
RenaissanceRe Holdings Ltd. (Bermuda)	21,029	6,889,942
RLI Corp.	18,825	1,194,823
Ryan Specialty Holdings, Inc., Class A(b)	49,377	2,082,722
SEI Investments Co.	14,389	1,596,891
Selective Insurance Group, Inc.	32,004	2,921,645
Shift4 Payments, Inc., Class A(b)(c)	67,415	2,850,306
SLM Corp.	78,612	2,041,554
SouthState Bank Corp.	21,106	2,213,808
Starwood Property Trust, Inc.(b)	62,702	984,421
Stifel Financial Corp.	50,270	4,060,811
Texas Capital Bancshares, Inc.	10,828	1,052,265
UMB Financial Corp.	17,531	2,482,916
United Bankshares, Inc.	22,045	1,038,981
Unum Group	79,461	7,407,354
Valley National Bancorp(b)	134,451	1,833,912
Voya Financial, Inc.	50,076	5,073,700
Western Alliance Bancorporation	36,985	2,889,638
WEX, Inc.(b)(c)	10,598	2,019,767
Wintrust Financial Corp.	14,999	2,255,250
Zions Bancorporation N.A.(b)	40,436	2,696,677
		186,965,993
Health Care-5.37%
Arrowhead Pharmaceuticals, Inc.(c)	4,740	390,529
Avantor, Inc.(c)	367,285	5,340,324
	Shares	Value
Health Care-(continued)
BioMarin Pharmaceutical, Inc.(c)	31,643	$2,064,073
Bio-Rad Laboratories, Inc., Class A(c)	4,796	1,851,831
Bruker Corp.(b)	34,009	1,972,862
Chemed Corp.	3,148	1,632,899
Cytokinetics, Inc.(b)(c)	837	59,352
DENTSPLY SIRONA, Inc.(b)	197,723	2,208,566
Doximity, Inc., Class A(c)	17,184	458,985
Elanco Animal Health, Inc.(b)(c)	115,791	2,769,721
Encompass Health Corp.	31,765	3,818,471
Ensign Group, Inc. (The)	18,760	3,231,597
Envista Holdings Corp.(b)(c)	62,954	1,708,571
Exelixis, Inc.(c)	24,368	1,331,467
Globus Medical, Inc., Class A(c)	20,684	1,683,057
Haemonetics Corp.(c)	9,154	943,503
Halozyme Therapeutics, Inc.(b)(c)	11,537	1,228,575
HealthEquity, Inc.(b)(c)	8,050	777,147
Hims & Hers Health, Inc.(b)(c)	46,010	1,360,976
Illumina, Inc.(b)(c)	14,589	3,116,648
Jazz Pharmaceuticals PLC(b)(c)	10,451	2,619,857
Lantheus Holdings, Inc.(b)(c)	8,308	838,776
LivaNova PLC(c)	9,868	787,565
Medpace Holdings, Inc.(c)	3,097	1,839,587
Neurocrine Biosciences, Inc.(c)	10,436	1,607,457
Option Care Health, Inc.(b)(c)	142,965	3,352,529
Penumbra, Inc.(c)	2,465	796,441
Repligen Corp.(b)(c)	3,150	570,087
Roivant Sciences Ltd.(c)	150	5,196
Sotera Health Co.(c)	39,544	747,382
Tenet Healthcare Corp.(c)	70,379	18,714,480
United Therapeutics Corp.(c)	3,141	1,603,103
		71,431,614
Industrials-21.56%
AAON, Inc.	7,205	547,364
Acuity, Inc.(b)	8,836	2,931,696
Advanced Drainage Systems, Inc.	12,733	1,728,250
AECOM	126,044	8,499,147
AeroVironment, Inc.(b)(c)	5,031	746,349
AGCO Corp.(b)	51,615	6,106,571
Alaska Air Group, Inc.(b)(c)	186,851	7,722,552
American Airlines Group, Inc.(b)(c)	2,254,395	30,276,525
API Group Corp.(c)	106,655	4,186,209
Applied Industrial Technologies, Inc.	8,341	2,702,317
ATI, Inc.(c)	13,535	2,763,847
Avis Budget Group, Inc.(b)(c)	34,026	5,018,495
Booz Allen Hamilton Holding Corp.	78,502	5,938,676
Brink’s Co. (The)(b)	28,789	3,135,986
BWX Technologies, Inc.	9,978	1,519,550
CACI International, Inc., Class A(c)	9,512	5,926,071
Carlisle Cos., Inc.	8,198	2,841,263
Carpenter Technology Corp.	3,119	1,485,954
Clean Harbors, Inc.(c)	11,327	3,570,837
CNH Industrial N.V.(b)	960,737	11,365,519
Core & Main, Inc., Class A(b)(c)	83,695	3,595,537
Crane Co.	6,731	1,380,326
Curtiss-Wright Corp.	2,709	1,578,074
Donaldson Co., Inc.	24,590	2,234,985
Dycom Industries, Inc.(c)	7,591	2,210,575
EnerSys	9,181	1,688,019
ESAB Corp.(b)	18,929	1,426,868
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2026
	Shares	Value
Industrials-(continued)
ExlService Holdings, Inc.(c)	39,999	$1,523,162
Exponent, Inc.	5,878	417,397
Flowserve Corp.	34,449	2,724,571
Fluor Corp.(c)	175,259	9,553,368
Fortune Brands Innovations, Inc.(b)	59,506	2,637,901
FTI Consulting, Inc.(b)(c)	13,115	1,974,725
GATX Corp.(b)	5,974	1,045,032
Genpact Ltd.	86,472	3,284,207
Graco, Inc.	16,618	1,286,732
GXO Logistics, Inc.(b)(c)	152,672	7,287,035
Hexcel Corp.	11,231	1,040,777
ITT, Inc.	12,414	2,486,400
KBR, Inc.	121,603	4,560,112
Kirby Corp.(c)	13,256	1,880,496
Knight-Swift Transportation Holdings, Inc.	51,193	3,507,232
Kratos Defense & Security Solutions, Inc.(b)(c)	13,951	711,222
Landstar System, Inc.	11,736	2,119,874
Lincoln Electric Holdings, Inc.	9,255	2,602,784
Louisiana-Pacific Corp.	19,230	1,355,907
MasTec, Inc.(c)	24,629	5,905,542
Maximus, Inc.	46,830	2,705,369
Middleby Corp. (The)(c)	12,859	1,425,292
Moog, Inc., Class A	5,900	2,191,850
MSA Safety, Inc.	6,595	1,231,748
MSC Industrial Direct Co., Inc., Class A	17,965	2,135,679
Mueller Industries, Inc.	35,619	2,222,982
Nextpower, Inc., Class A(c)	17,188	1,409,932
nVent Electric PLC	14,875	2,242,406
Oshkosh Corp.	44,424	6,846,183
Owens Corning(b)	46,233	6,387,089
Parsons Corp.(c)	60,188	2,927,544
Paylocity Holding Corp.(c)	8,328	1,334,312
RB Global, Inc. (Canada)	24,083	2,036,940
RBC Bearings, Inc.(c)	1,748	863,966
Regal Rexnord Corp.	16,201	2,567,048
Ryder System, Inc.	25,343	6,195,350
Saia, Inc.(c)	3,781	1,342,746
Science Applications International Corp.	34,542	4,428,975
Sensata Technologies Holding PLC	42,685	1,751,366
Simpson Manufacturing Co., Inc.	6,903	1,260,557
SPX Technologies, Inc.(c)	5,707	1,122,852
StandardAero, Inc.(b)(c)	136,178	3,334,999
Sterling Infrastructure, Inc.(c)	2,017	948,131
Terex Corp.	53,908	3,423,697
Tetra Tech, Inc.	102,286	3,696,616
Timken Co. (The)	19,063	2,296,138
Toro Co. (The)	27,560	2,695,644
TransUnion(b)	37,693	3,200,513
Trex Co., Inc.(c)	14,880	678,230
UFP Industries, Inc.	40,796	3,448,078
UL Solutions, Inc., Class A	17,203	1,281,968
Valmont Industries, Inc.	4,393	2,063,216
Vicor Corp.(c)	822	154,273
Watsco, Inc.(b)	10,403	3,223,057
Watts Water Technologies, Inc., Class A	4,404	1,610,763
WESCO International, Inc.	39,218	13,349,807
	Shares	Value
Industrials-(continued)
Woodward, Inc.	5,881	$1,998,481
XPO, Inc.(c)	20,705	4,016,563
		287,082,398
Information Technology-9.74%
Advanced Energy Industries, Inc.	3,339	924,436
Allegro MicroSystems, Inc.(b)(c)	10,863	393,784
Amkor Technology, Inc.	54,793	2,591,709
AppFolio, Inc., Class A(b)(c)	3,215	752,985
Arrow Electronics, Inc.(c)	84,026	17,177,435
Avnet, Inc.	157,969	14,147,704
Belden, Inc.	14,206	1,626,019
Bentley Systems, Inc., Class B	25,846	949,841
BILL Holdings, Inc.(b)(c)	26,589	1,308,976
Cirrus Logic, Inc.(c)	6,828	747,734
Cognex Corp.	9,659	588,813
Commvault Systems, Inc.(c)	5,108	702,452
Crane NXT Co.	24,745	1,210,030
DigitalOcean Holdings, Inc.(c)	2,981	329,967
DocuSign, Inc.(c)	39,359	2,608,321
Dolby Laboratories, Inc., Class A	13,951	858,824
Dropbox, Inc., Class A(b)(c)	49,276	1,734,022
Dynatrace, Inc.(c)	26,998	1,473,821
Entegris, Inc.	13,569	1,835,750
Everpure, Inc., Class A(c)	31,918	2,966,778
Fabrinet (Thailand)(c)	3,934	1,624,467
Guidewire Software, Inc.(c)	6,565	1,344,184
InterDigital, Inc.(b)	1,778	595,683
IPG Photonics Corp.(b)(c)	5,431	413,190
Kyndryl Holdings, Inc.(b)(c)	725,484	9,757,760
Lattice Semiconductor Corp.(c)	2,307	266,089
Littelfuse, Inc.	3,050	1,257,149
MACOM Technology Solutions Holdings, Inc.(c)	1,652	435,847
Manhattan Associates, Inc.(c)	4,107	916,641
MKS, Inc.	6,958	1,782,918
Novanta, Inc.(b)(c)	3,535	516,888
Nutanix, Inc., Class A(c)	29,864	2,047,774
Okta, Inc.(c)	14,094	2,438,826
Onto Innovation, Inc.(c)	2,066	552,056
Pegasystems, Inc.	27,871	1,025,932
Qualys, Inc.(c)	3,387	630,456
Rambus, Inc.(c)	2,764	239,611
Sanmina Corp.(c)	26,529	5,218,785
Semtech Corp.(c)	3,841	510,699
Silicon Laboratories, Inc.(b)(c)	2,028	444,233
SiTime Corp.(c)	319	180,369
Synaptics, Inc.(b)(c)	4,915	475,379
TD SYNNEX Corp.(d)	131,446	33,236,121
TTM Technologies, Inc.(c)	9,729	1,156,973
Twilio, Inc., Class A(c)	13,859	3,265,596
UiPath, Inc., Class A(b)(c)	83,836	1,565,218
Universal Display Corp.(b)	3,787	314,965
Viavi Solutions, Inc.(c)	15,789	572,983
Vontier Corp.	58,900	1,897,169
		129,613,362
Materials-6.46%
Alcoa Corp.	107,088	5,349,045
AptarGroup, Inc.(b)	18,219	2,397,985
Ashland, Inc.	15,039	1,102,810
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2026
	Shares	Value
Materials-(continued)
Avient Corp.	50,711	$2,234,327
Axalta Coating Systems Ltd.(c)	85,953	3,130,408
Cabot Corp.(b)	23,260	1,923,835
Cleveland-Cliffs, Inc.(c)	823,879	9,515,802
Coeur Mining, Inc.	89,774	1,865,504
Commercial Metals Co.	61,693	4,162,427
Crown Holdings, Inc.	72,274	8,411,971
Eagle Materials, Inc.	5,880	1,142,249
Graphic Packaging Holding Co.(b)	453,130	5,075,056
Greif, Inc., Class A(b)	32,635	2,700,546
Hecla Mining Co.	60,280	1,197,764
Knife River Corp.(b)(c)	23,865	1,496,335
MP Materials Corp.(b)(c)	3,450	188,887
NewMarket Corp.	1,764	1,583,543
Olin Corp.	151,520	2,636,448
Reliance, Inc.	20,345	7,813,497
Royal Gold, Inc.	3,585	937,370
RPM International, Inc.	40,026	4,166,707
Scotts Miracle-Gro Co. (The)(b)	30,821	1,843,096
Silgan Holdings, Inc.	90,449	3,757,251
Solstice Advanced Materials, Inc.	26,692	1,692,006
Sonoco Products Co.(b)	82,641	4,557,651
Westlake Corp.(b)	68,153	5,116,246
		85,998,766
Real Estate-2.66%
Agree Realty Corp.	5,361	387,332
American Healthcare REIT, Inc.(b)	27,307	1,507,620
American Homes 4 Rent, Class A	30,476	1,014,851
Brixmor Property Group, Inc.	23,559	680,620
CareTrust REIT, Inc.(b)	7,339	285,854
COPT Defense Properties	12,372	445,392
Cousins Properties, Inc.	18,772	544,200
CubeSmart	14,706	584,122
EastGroup Properties, Inc.	1,977	394,412
EPR Properties	6,586	386,664
Equity LifeStyle Properties, Inc.	12,961	822,376
First Industrial Realty Trust, Inc.	6,435	398,198
Gaming and Leisure Properties, Inc.	18,053	759,490
Healthcare Realty Trust, Inc.(b)	30,658	583,728
Independence Realty Trust, Inc.	20,657	334,230
Jones Lang LaSalle, Inc.(b)(c)	48,499	17,744,329
Kilroy Realty Corp.(b)	15,634	567,514
Kite Realty Group Trust	15,704	405,163
Lamar Advertising Co., Class A	8,238	1,227,544
NNN REIT, Inc.(b)	10,982	496,386
Omega Healthcare Investors, Inc.	14,670	670,712
Park Hotels & Resorts, Inc.(b)	98,151	1,501,710
Rayonier, Inc.	17,982	368,631
Rexford Industrial Realty, Inc.(b)	15,550	575,972
Sabra Health Care REIT, Inc.(b)	23,396	477,044
	Shares	Value
Real Estate-(continued)
STAG Industrial, Inc.(b)	12,378	$461,081
Vornado Realty Trust(b)	25,439	950,910
W.P. Carey, Inc.	12,528	876,459
		35,452,544
Utilities-1.72%
Black Hills Corp.	17,247	1,236,265
Essential Utilities, Inc.	36,653	1,509,004
IDACORP, Inc.(b)	6,789	924,390
National Fuel Gas Co.	16,969	1,409,445
New Jersey Resources Corp.(b)	21,480	1,145,743
NorthWestern Energy Group, Inc.	12,694	877,917
OGE Energy Corp.	37,051	1,690,637
ONE Gas, Inc.(b)	16,387	1,298,998
Ormat Technologies, Inc.	4,632	472,464
Portland General Electric Co.	35,593	1,739,074
Southwest Gas Holdings, Inc.	15,209	1,343,411
Spire, Inc.	17,063	1,396,436
Talen Energy Corp.(c)	7,495	2,216,721
TXNM Energy, Inc.	20,483	1,180,026
UGI Corp.	114,455	4,400,795
		22,841,326
Total Common Stocks & Other Equity Interests (Cost $1,117,970,080)		1,330,006,188
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)(f) (Cost $678,044)	678,044	678,044
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $1,118,648,124)		1,330,684,232
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.60%
Invesco Private Government Fund, 3.73%(e)(f)(g)	78,807,372	78,807,372
Invesco Private Prime Fund, 3.82%(e)(f)(g)	195,434,623	195,473,710
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $274,267,195)		274,281,082
TOTAL INVESTMENTS IN SECURITIES-120.56% (Cost $1,392,915,319)		1,604,965,314
OTHER ASSETS LESS LIABILITIES-(20.56)%		(273,697,180)
NET ASSETS-100.00%		$1,331,268,134

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)	Non-income producing security.
(d)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2J.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$27,186,009	$(26,507,965)	$-	$-	$678,044	$20,830
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	51,296,858	550,709,299	(523,198,785)	-	-	78,807,372	2,029,367 *
Invesco Private Prime Fund	137,561,637	1,053,465,262	(995,558,252)	1,604	3,459	195,473,710	5,467,677 *
Total	$188,858,495	$1,631,360,570	$(1,545,265,002)	$1,604	$3,459	$274,959,126	$7,517,874

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap 600 Revenue ETF (RWJ)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-3.04%
CarGurus, Inc.(b)(c)	44,240	$1,577,598
Cinemark Holdings, Inc.(c)	126,879	4,518,161
Cogent Communications Holdings, Inc.	86,840	828,454
DoubleVerify Holdings, Inc.(b)(c)	95,989	1,286,253
Iridium Communications, Inc.	24,888	1,169,238
John Wiley & Sons, Inc., Class A(c)	48,981	2,566,115
Lumen Technologies, Inc.(b)	1,906,102	11,913,137
Madison Square Garden Sports Corp., Class A(b)	3,617	1,391,568
Match Group, Inc.(c)	133,472	5,425,637
People, Inc.(b)(c)	69,050	2,643,234
QuinStreet, Inc.(b)	124,880	2,427,667
Scholastic Corp.	47,624	1,828,762
Shenandoah Telecommunications Co.(c)	28,664	354,574
Sphere Entertainment Co.(b)(c)	12,165	1,658,090
Telephone and Data Systems, Inc.(c)	69,620	2,344,802
TripAdvisor, Inc.(b)(c)	210,688	2,005,750
Uniti Group, Inc.(b)(c)	328,945	3,263,134
Versant Media Group, Inc.	219,851	9,040,273
Yelp, Inc.(b)(c)	78,761	1,760,308
Ziff Davis, Inc.(b)(c)	39,548	2,181,072
ZoomInfo Technologies, Inc., Class A(b)	605,188	2,565,997
		62,749,824
Consumer Discretionary-25.95%
Academy Sports & Outdoors, Inc.(c)	160,651	6,901,567
Acushnet Holdings Corp.	35,954	3,106,066
Adient PLC(b)(c)	894,891	16,976,082
ADT, Inc.	996,471	7,363,921
Advance Auto Parts, Inc.(c)	189,211	7,980,920
American Eagle Outfitters, Inc.	415,213	6,904,992
Asbury Automotive Group, Inc.(b)(c)	118,028	24,951,119
BJ’s Restaurants, Inc.(b)(c)	37,908	2,410,570
Boot Barn Holdings, Inc.(b)	17,738	2,671,875
Bright Horizons Family Solutions, Inc.(b)	60,398	4,480,324
Brinker International, Inc.(b)(c)	50,540	11,548,390
Buckle, Inc. (The)(c)	38,458	1,638,311
Caesars Entertainment, Inc.(b)(c)	510,748	15,169,216
Callaway Golf Co.(b)	248,338	3,901,390
CarMax, Inc.(b)(c)(d)	744,796	45,678,339
Carter’s, Inc.	97,847	3,169,264
Cavco Industries, Inc.(b)	5,166	2,888,466
Century Communities, Inc.(c)	89,599	6,052,412
Champion Homes, Inc.(b)	46,223	4,126,327
Cheesecake Factory, Inc. (The)(c)	69,975	7,661,563
Covista, Inc.(b)(c)	19,072	2,523,798
Cracker Barrel Old Country Store, Inc.	97,723	5,398,219
Dana, Inc.	277,821	8,329,074
Dauch Corp. (Mexico)(b)	1,464,048	9,164,940
Dorman Products, Inc.(b)(c)	22,112	2,849,131
Dream Finders Homes, Inc., Class A(b)(c)	380,355	5,343,988
Etsy, Inc.(b)	54,250	4,412,152
Fox Factory Holding Corp.(b)(c)	109,247	2,231,916
Frontdoor, Inc.(b)	41,071	3,321,412
Gentherm, Inc.(b)(c)	57,124	2,244,402
G-III Apparel Group Ltd.(c)	111,289	3,626,909
Green Brick Partners, Inc.(b)(c)	37,359	2,698,067
	Shares	Value
Consumer Discretionary-(continued)
Group 1 Automotive, Inc.	89,646	$24,163,183
Installed Building Products, Inc.(c)	19,587	4,756,311
Kohl’s Corp.	1,267,134	22,580,328
Kontoor Brands, Inc.	53,897	4,064,373
Laureate Education, Inc., Class A(b)	61,834	2,320,630
La-Z-Boy, Inc.	74,019	2,341,961
LCI Industries	59,686	6,006,202
LGI Homes, Inc.(b)(c)	41,475	2,320,112
Life Time Group Holdings, Inc.(b)	120,005	5,042,610
LKQ Corp.(c)	711,914	17,869,041
M/I Homes, Inc.(b)	41,262	6,140,198
MarineMax, Inc.(b)(c)	89,347	4,662,126
Marriott Vacations Worldwide Corp.(c)	75,353	7,856,304
Matthews International Corp., Class A(c)	61,382	1,274,904
Meritage Homes Corp.(c)	103,820	7,208,223
Mohawk Industries, Inc.(b)(c)	140,517	18,021,305
Monarch Casino & Resort, Inc.	5,660	681,747
National Vision Holdings, Inc.(b)	149,383	2,551,462
Newell Brands, Inc.	2,087,699	13,048,119
OneSpaWorld Holdings Ltd. (Bahamas)(c)	53,846	1,336,996
Papa John’s International, Inc.(c)	82,569	1,938,720
Patrick Industries, Inc.(c)	61,412	5,018,589
Peloton Interactive, Inc., Class A(b)(c)	570,634	3,058,598
PENN Entertainment, Inc.(b)	428,214	7,155,456
Perdoceo Education Corp.	31,480	1,046,395
Phinia, Inc.	57,651	3,945,634
Pool Corp.	36,631	6,832,414
Pursuit Attractions and Hospitality, Inc.(b)(c)	12,939	621,072
Red Rock Resorts, Inc., Class A	42,327	2,377,084
Rush Street Interactive, Inc.(b)(c)	55,913	1,440,319
Sabre Corp.(b)(c)	2,235,838	4,851,768
Sally Beauty Holdings, Inc.(b)(c)	370,443	6,067,856
Shake Shack, Inc., Class A(b)(c)	35,622	2,454,000
Signet Jewelers Ltd.(c)	103,501	8,516,062
Six Flags Entertainment Corp.(b)(c)	175,462	2,640,703
Somnigroup International, Inc.	2	130
Sonic Automotive, Inc., Class A(c)	234,997	18,482,514
Sonos, Inc.(b)	129,108	2,014,085
Standard Motor Products, Inc.	61,214	2,308,992
Steven Madden Ltd.	77,362	3,340,491
Strategic Education, Inc.	20,246	1,677,179
Stride, Inc.(b)(c)	32,991	2,859,990
Under Armour, Inc., Class A(b)(c)	570,706	2,876,358
Under Armour, Inc., Class C(b)(c)	588,228	2,899,964
United Parks & Resorts, Inc.(b)(c)	48,887	1,955,969
Universal Technical Institute, Inc.(b)(c)	28,338	598,782
Upbound Group, Inc.(c)	340,406	6,229,430
Urban Outfitters, Inc.(b)(c)	112,913	9,110,950
Versigent PLC(b)	179,236	8,495,786
Victoria’s Secret & Co.(b)	118,593	10,129,028
Warby Parker, Inc., Class A(b)(c)	46,137	1,134,970
Wendy’s Co. (The)(c)	429,963	3,568,693
Winmark Corp.	269	89,502
Winnebago Industries, Inc.	137,581	4,139,812
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2026
	Shares	Value
Consumer Discretionary-(continued)
Wolverine World Wide, Inc.(c)	145,334	$2,867,440
XPEL, Inc.(b)(c)	14,555	716,979
		535,432,971
Consumer Staples-7.51%
Andersons, Inc. (The)	192,272	12,472,685
Cal-Maine Foods, Inc.(c)	57,024	4,500,334
Campbell’s Co. (The)(c)	564,249	13,361,416
Central Garden & Pet Co.(b)(c)	49,321	2,119,817
Central Garden & Pet Co., Class A(b)	55,770	2,075,202
Chefs’ Warehouse, Inc. (The)(b)	64,861	7,294,917
Coty, Inc., Class A(b)(c)	3,787,018	10,793,001
Del Monte Corp.(c)	191,249	6,058,768
Edgewell Personal Care Co.	127,289	3,655,740
Energizer Holdings, Inc.(c)	200,258	4,361,619
Flowers Foods, Inc.(c)	882,010	6,103,509
Freshpet, Inc.(b)(c)	29,248	2,043,265
Grocery Outlet Holding Corp.(b)(c)	664,900	7,945,555
Interparfums, Inc.(c)	19,758	2,320,182
J&J Snack Foods Corp.	25,501	2,248,678
John B. Sanfilippo & Son, Inc.	19,475	1,435,113
Lamb Weston Holdings, Inc.	191,839	10,460,981
National Beverage Corp.(c)	41,842	1,323,463
PriceSmart, Inc.	41,079	6,983,841
Reynolds Consumer Products, Inc.	209,614	4,852,564
Simply Good Foods Co. (The)(b)(c)	145,629	1,667,452
Tootsie Roll Industries, Inc.	24,173	987,709
United Natural Foods, Inc.(b)(c)(d)	803,165	35,226,817
Universal Corp.(c)	70,210	3,194,555
Vita Coco Co., Inc. (The)(b)(c)	10,953	643,105
WD-40 Co.	3,728	798,351
		154,928,639
Energy-8.01%
Archrock, Inc.(c)	55,141	1,738,044
Atlas Energy Solutions, Inc.(c)	80,987	1,060,930
Bristow Group, Inc.	46,538	2,112,360
Cactus, Inc., Class A	26,568	1,868,262
California Resources Corp.	76,712	4,068,037
Comstock Resources, Inc.(b)(c)	194,896	2,812,349
Core Natural Resources, Inc.	60,292	6,167,872
Crescent Energy Co., Class A	424,024	5,804,888
CVR Energy, Inc.(c)	313,343	13,116,538
Dorian LPG Ltd.(c)	14,548	727,982
Helix Energy Solutions Group, Inc.(b)	175,281	1,805,394
Helmerich & Payne, Inc.	132,374	5,768,859
Innovex International, Inc.(b)	44,155	1,354,234
International Seaways, Inc.	15,570	1,535,825
Kinetik Holdings, Inc., Class A	44,452	2,437,303
Kodiak Gas Services, Inc.	25,805	1,516,560
Liberty Energy, Inc., Class A	186,308	3,672,131
Magnolia Oil & Gas Corp., Class A(c)	61,508	1,651,490
Noble Corp. PLC	90,013	4,125,296
Northern Oil and Gas, Inc.(c)	125,541	3,265,321
Oceaneering International, Inc.(b)(c)	92,851	4,805,968
Par Pacific Holdings, Inc.(b)	170,286	13,609,257
Patterson-UTI Energy, Inc.	504,396	6,375,565
Peabody Energy Corp.	193,396	5,741,927
REX American Resources Corp.(b)(c)	19,652	807,304
RPC, Inc.(c)	317,151	2,070,996
SM Energy Co.	150,076	5,579,826
	Shares	Value
Energy-(continued)
Talos Energy, Inc.(b)(c)	147,168	$2,540,120
Tidewater, Inc.(b)(c)	23,792	2,215,511
World Kinect Corp.(c)(d)	1,536,508	54,930,161
		165,286,310
Financials-13.94%
Acadian Asset Management, Inc.	10,915	1,028,193
Adamas Trust, Inc.	111,580	1,086,789
Ameris Bancorp	25,233	2,125,880
AMERISAFE, Inc.	13,293	346,150
Arbor Realty Trust, Inc.(c)	301,347	1,509,748
ARMOUR Residential REIT, Inc.(c)	76,540	1,241,479
Artisan Partners Asset Management, Inc., Class A(c)	48,548	2,066,688
Assured Guaranty Ltd.(c)	15,568	1,162,930
Atlantic Union Bankshares Corp., Class B(c)	74,787	3,016,160
Axos Financial, Inc.(b)	31,154	3,015,396
Banc of California, Inc.	120,645	2,246,410
BancFirst Corp.	10,777	1,177,064
Bancorp, Inc. (The)(b)	20,294	1,319,110
Bank of Hawaii Corp.	17,678	1,342,291
BankUnited, Inc.	50,841	2,318,350
Banner Corp.(c)	17,209	1,207,039
Beacon Financial Corp.	46,059	1,430,132
BGC Group, Inc., Class A	379,220	4,554,432
Blackstone Mortgage Trust, Inc., Class A(c)	108,976	1,514,766
Bread Financial Holdings, Inc.	63,456	6,629,248
Capitol Federal Financial, Inc.(c)	72,335	622,804
Cathay General Bancorp	30,235	1,850,684
Central Pacific Financial Corp.	12,976	482,967
City Holding Co.	4,085	583,951
Cohen & Steers, Inc.	10,041	810,007
Community Financial System, Inc.	20,515	1,287,316
Credit Acceptance Corp.(b)(c)	5,453	3,270,382
Customers Bancorp, Inc.(b)	25,775	2,015,090
CVB Financial Corp.(c)	40,754	903,516
Dave, Inc.(b)(c)	2,906	1,044,765
Dime Community Bancshares, Inc., Class B(c)	24,501	989,840
Donnelley Financial Solutions, Inc.(b)	26,664	1,287,871
Eagle Bancorp, Inc.(c)	28,765	784,997
Eastern Bankshares, Inc.	89,615	1,967,945
Ellington Financial, Inc.	56,641	757,857
Employers Holdings, Inc.(c)	24,047	1,180,467
Enact Holdings, Inc.	37,840	1,823,888
Encore Capital Group, Inc.(b)(c)	29,890	2,899,629
Enova International, Inc.(b)	23,771	5,389,361
EVERTEC, Inc.	51,558	1,527,664
EZCORP, Inc., Class A(b)(c)	65,972	2,132,215
F&G Annuities & Life, Inc.(c)	274,607	6,535,647
FB Financial Corp.(c)	22,079	1,257,620
First Bancorp	66,075	1,842,171
First Bancorp/Southern Pines NC	12,061	765,029
First Commonwealth Financial Corp.	49,262	1,019,723
First Financial Bancorp	54,812	1,788,516
First Hawaiian, Inc.(c)	54,140	1,386,525
First Interstate BancSystem, Inc., Class A	49,383	1,817,788
Franklin BSP Realty Trust, Inc.(c)	88,861	743,767
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2026
	Shares	Value
Financials-(continued)
Fulton Financial Corp.	108,011	$2,533,938
Genworth Financial, Inc., Class A(b)	1,009,878	10,038,187
Goosehead Insurance, Inc., Class A(b)(c)	12,977	890,871
HA Sustainable Infrastructure Capital, Inc.(c)	16,054	634,936
Hanmi Financial Corp.	19,490	604,190
HCI Group, Inc.	7,623	1,415,820
Heritage Financial Corp.(c)	16,728	477,919
Hilltop Holdings, Inc.	55,090	2,096,174
Hope Bancorp, Inc.(c)	98,590	1,359,556
Horace Mann Educators Corp.	46,017	2,341,805
Independent Bank Corp.(c)	19,995	1,623,194
Jackson Financial, Inc., Class A(c)	71,099	9,486,740
Kemper Corp.	247,905	6,985,963
Lakeland Financial Corp.(c)	8,975	530,333
Lazard, Inc.(c)	104,717	4,526,916
Lincoln National Corp.(c)	708,081	30,157,170
MarketAxess Holdings, Inc.	9,832	1,598,978
Merchants Bancorp(c)	35,657	1,876,984
Mercury General Corp.	78,849	8,039,444
Moelis & Co., Class A(c)	29,824	2,030,120
National Bank Holdings Corp., Class A	18,616	768,655
Navient Corp.	509,189	4,842,387
NBT Bancorp, Inc.	25,561	1,314,347
NCR Atleos Corp.(b)(c)	130,274	5,982,182
Nicolet Bankshares, Inc.	5,454	923,580
NMI Holdings, Inc., Class A(b)	25,070	1,111,855
Northwest Bancshares, Inc.(c)	80,544	1,231,518
OFG Bancorp	25,244	1,313,950
Palomar Holdings, Inc.(c)	11,284	1,495,920
Park National Corp.	5,155	1,006,720
Pathward Financial, Inc.	13,419	1,093,112
Payoneer Global, Inc.(b)	207,630	1,476,249
PennyMac Mortgage Investment Trust(c)	238,979	2,227,284
Piper Sandler Cos.	34,430	2,584,316
PJT Partners, Inc., Class A	14,991	2,704,226
Preferred Bank(c)	6,477	663,439
PROG Holdings, Inc.(c)	90,654	3,456,637
Provident Financial Services, Inc.(c)	78,333	1,832,992
Radian Group, Inc.	51,861	1,859,735
Remitly Global, Inc.(b)	124,395	3,326,322
Renasant Corp.	48,555	1,986,385
Rithm Capital Corp.(c)	782,721	7,850,692
S&T Bancorp, Inc.	15,843	783,912
Safety Insurance Group, Inc.	23,041	2,390,273
Seacoast Banking Corp. of Florida(c)	40,688	1,381,561
ServisFirst Bancshares, Inc.(c)	33,109	1,425,011
Sezzle, Inc.(b)(c)	5,209	627,945
Simmons First National Corp., Class A(c)	36,839	831,825
SiriusPoint Ltd.(b)(c)	182,099	4,404,975
Southside Bancshares, Inc.(c)	16,066	507,043
StepStone Group, Inc., Class A	61,524	3,215,244
Stewart Information Services Corp.	60,717	4,168,222
StoneX Group, Inc.(b)	44,092	3,019,420
Tompkins Financial Corp.(c)	5,609	544,746
Triumph Financial, Inc.(b)(c)	9,198	655,358
Trupanion, Inc.(b)(c)	82,577	2,407,120
TrustCo Bank Corp.	6,601	374,409
Trustmark Corp.	32,035	1,471,047
United Community Banks, Inc.	58,967	2,054,410
	Shares	Value
Financials-(continued)
United Fire Group, Inc.	38,888	$2,094,897
Victory Capital Holdings, Inc., Class A	21,950	2,590,319
Virtu Financial, Inc., Class A	84,076	5,518,749
Virtus Investment Partners, Inc.(c)	7,704	1,275,012
WaFd, Inc.	49,031	1,753,349
Walker & Dunlop, Inc.	32,185	1,304,458
WesBanco, Inc.	55,022	2,201,430
Westamerica Bancorporation(c)	6,056	351,551
Western Union Co. (The)(c)	714,692	5,117,195
WisdomTree, Inc.	42,510	1,022,791
World Acceptance Corp.(b)(c)	4,460	819,793
WSFS Financial Corp.	23,921	1,852,681
		287,574,744
Health Care-6.74%
Acadia Healthcare Co., Inc.(b)	183,256	5,050,535
Acadia Pharmaceuticals, Inc.(b)	66,860	1,932,923
AdaptHealth Corp.(b)(c)	431,221	2,410,525
Addus HomeCare Corp.(b)	20,196	2,315,875
ADMA Biologics, Inc.(b)	78,340	735,613
Alignment Healthcare, Inc.(b)(c)	269,455	3,610,697
Alkermes PLC(b)(c)	46,410	2,180,806
AMN Healthcare Services, Inc.(b)(c)	151,548	5,195,065
Amneal Pharmaceuticals, Inc.(b)	258,962	4,524,066
Amphastar Pharmaceuticals, Inc.(b)(c)	46,058	1,037,687
ANI Pharmaceuticals, Inc.(b)(c)	14,611	1,070,256
Arcus Biosciences, Inc.(b)(c)	14,031	410,828
Artivion, Inc.(b)(c)	29,151	786,786
Astrana Health, Inc.(b)(c)	118,643	4,521,485
Azenta, Inc.(b)(c)	34,611	1,130,049
BioLife Solutions, Inc.(b)	5,067	187,834
Certara, Inc.(b)(c)	106,066	879,287
Collegium Pharmaceutical, Inc.(b)	29,639	729,416
Concentra Group Holdings Parent, Inc.	109,441	3,692,539
CONMED Corp.(c)	49,225	2,453,866
Corcept Therapeutics, Inc.(b)(c)	12,818	1,452,920
CorVel Corp.(b)	20,357	1,402,190
Enovis Corp.(b)(c)	135,227	3,325,232
Fortrea Holdings, Inc.(b)(c)	216,016	3,968,214
Glaukos Corp.(b)	5,819	1,044,860
Harmony Biosciences Holdings, Inc.(b)	32,841	1,293,279
HealthStream, Inc.(c)	16,397	476,333
ICU Medical, Inc.(b)	20,071	3,471,279
Indivior Pharmaceuticals, Inc.(b)	43,908	1,533,706
Innoviva, Inc.(b)(c)	25,001	519,271
Inspire Medical Systems, Inc.(b)(c)	28,072	1,768,255
Integer Holdings Corp.(b)(c)	26,320	3,296,580
Integra LifeSciences Holdings Corp.(b)	125,300	2,120,076
LeMaitre Vascular, Inc.(c)	3,556	285,476
LifeStance Health Group, Inc.(b)(c)	247,456	3,058,556
Ligand Pharmaceuticals, Inc.(b)	1,441	409,388
Liquidia Corp.(b)(c)	5,712	389,387
Merit Medical Systems, Inc.(b)	29,954	2,715,630
National HealthCare Corp.(c)	10,279	2,225,712
Neogen Corp.(b)(c)	123,127	1,423,348
NeoGenomics, Inc.(b)(c)	85,728	1,535,388
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	785	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(e)	785	0
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2026
	Shares	Value
Health Care-(continued)
Omnicell, Inc.(b)(c)	41,630	$1,463,711
Organon & Co.	599,412	8,247,909
Pacira BioSciences, Inc.(b)	40,747	1,055,347
Pediatrix Medical Group, Inc.(b)	106,582	2,795,646
Perrigo Co. PLC	486,367	7,120,413
Phibro Animal Health Corp., Class A	62,686	2,365,770
Prestige Consumer Healthcare, Inc.(b)	28,710	1,486,604
Privia Health Group, Inc.(b)	127,413	2,610,692
Progyny, Inc.(b)(c)	65,070	1,665,141
Protagonist Therapeutics, Inc.(b)	863	127,508
PTC Therapeutics, Inc.(b)	14,600	1,015,284
QuidelOrtho Corp.(b)(c)	256,712	3,704,354
RadNet, Inc.(b)(c)	47,948	3,635,417
Sarepta Therapeutics, Inc.(b)(c)	187,920	3,951,958
Schrodinger, Inc.(b)(c)	23,149	451,406
STAAR Surgical Co.(b)(c)	12,744	287,887
Supernus Pharmaceuticals, Inc.(b)	22,319	986,723
Tandem Diabetes Care, Inc.(b)(c)	82,075	1,806,471
Teleflex, Inc.(c)	27,629	3,924,699
TG Therapeutics, Inc.(b)(c)	19,543	1,061,185
TransMedics Group, Inc.(b)(c)	11,122	943,924
U.S. Physical Therapy, Inc.	16,464	1,279,911
UFP Technologies, Inc.(b)(c)	3,430	1,021,969
Veracyte, Inc.(b)(c)	14,670	633,597
Vericel Corp.(b)	10,036	400,436
Vir Biotechnology, Inc.(b)(c)	10,155	111,096
Waystar Holding Corp.(b)(c)	79,825	2,089,819
Xencor, Inc.(b)(c)	10,510	286,555
		139,102,650
Industrials-18.38%
AAR Corp.(b)(c)	34,809	4,500,456
ABM Industries, Inc.	262,111	12,222,236
Alamo Group, Inc.	14,065	2,314,818
Albany International Corp., Class A	23,170	1,284,313
Allegiant Travel Co.(b)(c)	42,919	3,263,990
Amentum Holdings, Inc.(b)(c)	839,737	16,786,343
Apogee Enterprises, Inc.	47,487	1,854,842
ArcBest Corp.(c)	31,856	4,395,172
Arcosa, Inc.	29,934	4,349,410
Argan, Inc.	2,332	991,077
Armstrong World Industries, Inc.	14,089	2,431,480
Astec Industries, Inc.(c)	38,728	1,647,876
Atmus Filtration Technologies, Inc.	50,013	2,362,114
AZZ, Inc.	15,340	2,104,034
Boise Cascade Co.	121,083	9,445,685
Brady Corp., Class A(c)	27,053	2,452,354
Casella Waste Systems, Inc., Class A(b)	26,793	2,471,654
Concentrix Corp.(c)	502,997	15,140,210
CoreCivic, Inc.(b)(c)	115,291	3,829,967
CSW Industrials, Inc.(c)	5,306	1,639,289
Deluxe Corp.(c)	119,099	2,751,187
DNOW, Inc.(b)	321,355	5,151,321
DXP Enterprises, Inc.(b)	16,730	3,140,723
Enerpac Tool Group Corp.(c)	23,974	894,710
Enpro, Inc.	4,754	1,408,230
ESCO Technologies, Inc.	5,355	1,462,076
Everus Construction Group, Inc.(b)	37,724	4,343,164
Federal Signal Corp.	27,503	3,217,851
First Advantage Corp.(b)(c)	131,788	2,770,184
	Shares	Value
Industrials-(continued)
Franklin Electric Co., Inc.	28,375	$2,840,054
Gates Industrial Corp Ltd.(b)(c)	177,220	4,533,288
GEO Group, Inc. (The)(b)	126,555	4,025,714
Gibraltar Industries, Inc.(b)(c)	43,301	1,948,112
Granite Construction, Inc.	44,509	5,366,005
Greenbrier Cos., Inc. (The)(c)	80,163	3,612,946
Griffon Corp.	33,631	3,275,323
Hayward Holdings, Inc.(b)	105,574	1,483,315
Healthcare Services Group, Inc.(b)	113,065	2,486,299
Heartland Express, Inc.(c)	63,031	779,063
HNI Corp.(c)	146,445	7,092,331
Hub Group, Inc., Class A(c)	53,865	2,147,597
Insperity, Inc.	240,835	12,848,547
Interface, Inc.	60,870	2,308,190
JBT Marel Corp.(c)	42,375	4,952,366
JetBlue Airways Corp.(b)(c)	2,581,268	11,873,833
Kadant, Inc.(c)	5,113	1,529,503
Kennametal, Inc.	83,434	2,447,954
Korn Ferry	51,439	4,400,606
Legalzoom.com, Inc.(b)(c)	172,270	1,073,242
Lindsay Corp.(c)	7,369	846,772
Liquidity Services, Inc.(b)(c)	16,684	695,389
Lyft, Inc., Class A(b)(c)	632,041	10,681,493
ManpowerGroup, Inc.(c)(d)	723,562	45,548,228
Marten Transport Ltd.	63,361	913,666
MasterBrand, Inc.(b)(c)	397,379	3,278,377
Matson, Inc.(c)	22,354	5,025,403
Mercury Systems, Inc.(b)	11,820	1,032,241
MillerKnoll, Inc.	333,481	7,533,336
Mueller Water Products, Inc., Class A	74,073	1,788,122
MYR Group, Inc.(b)	12,243	3,567,855
National Presto Industries, Inc.	5,256	797,388
OPENLANE, Inc.(b)	70,952	2,525,891
Paycom Software, Inc.	19,897	4,757,373
Pitney Bowes, Inc.	144,367	2,473,007
Powell Industries, Inc.	5,626	1,011,161
Primoris Services Corp.	103,586	7,469,586
Proto Labs, Inc.(b)	10,000	800,600
Quanex Building Products Corp.(c)	152,221	2,925,688
Resideo Technologies, Inc.(b)	330,340	6,395,382
Robert Half, Inc.(c)	221,533	10,044,306
Rush Enterprises, Inc., Class A	139,606	10,725,929
RXO, Inc.(b)(c)	259,230	5,508,637
Schneider National, Inc., Class B	199,643	6,889,680
SkyWest, Inc.(b)	62,867	5,950,990
Standex International Corp.	3,976	1,151,688
Sunrun, Inc.(b)	348,057	2,982,848
Tennant Co.	18,338	1,276,325
Trinity Industries, Inc.(c)	79,645	2,295,369
UniFirst Corp.	11,783	3,259,178
Upwork, Inc.(b)(c)	119,642	1,080,367
Verra Mobility Corp., Class A(b)	271,394	1,202,275
Vestis Corp.(b)	271,135	3,391,899
VSE Corp.(c)	8,869	1,850,783
Werner Enterprises, Inc.(c)	93,562	3,665,759
WillScot Holdings Corp.	111,566	2,309,416
Worthington Enterprises, Inc.(c)	30,015	1,724,062
Zurn Elkay Water Solutions Corp.	47,939	2,291,484
		379,319,007
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2026
	Shares	Value
Information Technology-8.26%
A10 Networks, Inc.(c)	12,424	$315,445
ACI Worldwide, Inc.(b)(c)	53,229	2,836,041
ACM Research, Inc., A Shares (China)(b)	15,540	1,131,623
Adeia, Inc.(c)	19,533	492,817
ADI Global Distribution, Inc.(b)	165,164	3,612,137
Agilysys, Inc.(b)	4,549	529,549
Alarm.com Holdings, Inc.(b)	29,141	1,677,356
Alpha & Omega Semiconductor Ltd.(b)(c)	23,047	568,339
Arlo Technologies, Inc.(b)(c)	59,216	778,690
Axcelis Technologies, Inc.(b)	6,966	803,389
Badger Meter, Inc.(c)	9,072	1,228,984
Benchmark Electronics, Inc.(c)	42,564	2,991,398
Blackbaud, Inc.(b)(c)	52,326	2,514,787
BlackLine, Inc.(b)(c)	33,694	1,119,315
Box, Inc., Class A(b)	59,128	2,115,600
Calix, Inc.(b)	35,592	1,356,767
CleanSpark, Inc.(b)(c)	64,631	751,012
Clear Secure, Inc., Class A	23,558	1,040,086
Cohu, Inc.(b)(c)	11,628	536,051
Corsair Gaming, Inc.(b)(c)	219,799	2,670,558
CTS Corp.	11,254	635,513
Diebold Nixdorf, Inc.(b)(c)	62,182	4,218,427
Digi International, Inc.(b)(c)	9,640	722,422
Diodes, Inc.(b)(c)	20,120	1,826,896
DXC Technology Co.(b)(c)	1,864,918	21,073,573
Enphase Energy, Inc.(b)(c)	35,864	1,306,167
EPAM Systems, Inc.(b)(c)	77,564	9,139,366
ePlus, Inc.	38,078	3,349,722
Everforth, Inc.(b)	254,509	8,251,182
Extreme Networks, Inc.(b)	56,813	1,277,724
FormFactor, Inc.(b)	9,448	950,563
Harmonic, Inc.(b)(c)	50,600	606,188
Ichor Holdings Ltd.(b)	17,249	924,029
Impinj, Inc.(b)(c)	3,865	673,747
Insight Enterprises, Inc.(b)	98,644	15,489,081
Itron, Inc.(b)	38,418	3,726,930
Knowles Corp.(b)(c)	21,521	735,588
Kulicke & Soffa Industries, Inc. (Singapore)	9,794	784,108
Life360, Inc.(b)(c)	15,397	659,915
LiveRamp Holdings, Inc.(b)	27,988	1,055,707
MARA Holdings, Inc.(b)(c)	89,146	960,102
MaxLinear, Inc.(b)	9,121	546,439
Mirion Technologies, Inc.(b)(c)	80,455	1,212,457
N-able, Inc.(b)(c)	222,570	885,829
Napco Security Technologies, Inc.	7,170	259,841
NCR Voyix Corp.(b)(c)	499,803	4,188,349
NetScout Systems, Inc.(b)(c)	27,674	1,074,581
OSI Systems, Inc.(b)(c)	10,782	2,241,686
PC Connection, Inc.	50,849	4,061,310
PDF Solutions, Inc.(b)(c)	5,510	245,085
Penguin Solutions, Inc.(b)	30,056	1,475,148
Photronics, Inc.(b)(c)	38,990	1,097,179
Plexus Corp.(b)	20,396	4,884,230
Power Integrations, Inc.(c)	8,102	416,281
Progress Software Corp.(b)(c)	40,482	1,873,102
Q2 Holdings, Inc.(b)(c)	24,181	1,572,732
Qorvo, Inc.(b)	50,423	4,844,642
Ralliant Corp.	44,215	2,729,392
RingCentral, Inc., Class A	85,698	5,966,295
	Shares	Value
Information Technology-(continued)
Rogers Corp.(b)	7,714	$968,647
ScanSource, Inc.(b)	82,255	4,695,938
SolarEdge Technologies, Inc.(b)(c)	30,378	978,172
Sprinklr, Inc., Class A(b)(c)	211,200	1,733,952
SPS Commerce, Inc.(b)(c)	17,741	1,515,081
Teradata Corp.(b)(c)	66,249	1,921,221
Ultra Clean Holdings, Inc.(b)	29,691	2,013,940
Veeco Instruments, Inc.(b)(c)	12,787	566,464
Viasat, Inc.(b)(c)	98,408	6,619,906
Vishay Intertechnology, Inc.	76,011	2,313,015
		170,337,808
Materials-4.54%
Alpha Metallurgical Resources, Inc.(b)(c)	14,194	3,345,526
Balchem Corp.	8,524	1,499,286
Celanese Corp.(c)	244,756	11,131,503
Century Aluminum Co.(b)	56,043	2,565,088
Chemours Co. (The)(c)	372,320	5,793,299
Eastman Chemical Co.	158,018	11,446,824
Element Solutions, Inc.	92,421	3,284,642
FMC Corp.(c)	414,186	4,775,565
H.B. Fuller Co.(c)	73,633	4,046,133
Hawkins, Inc.(c)	9,152	1,100,711
Ingevity Corp.(b)	23,144	1,603,648
Innospec, Inc.	27,970	2,625,264
Kaiser Aluminum Corp.	27,605	4,383,122
Koppers Holdings, Inc.	58,608	2,688,349
Materion Corp.	11,149	2,632,056
Metallus, Inc.(b)	77,806	1,518,773
Minerals Technologies, Inc.	36,410	2,582,197
O-I Glass, Inc.(b)(c)	995,364	7,236,296
Quaker Chemical Corp.(c)	18,378	3,047,072
Sensient Technologies Corp.	17,985	2,426,896
Stepan Co.	59,151	3,703,444
Sylvamo Corp.(c)	107,609	3,865,315
United States Lime & Minerals, Inc.(c)	4,676	552,376
Warrior Met Coal, Inc.(c)	20,052	2,170,429
Worthington Steel, Inc.	106,248	3,660,244
		93,684,058
Real Estate-2.59%
Acadia Realty Trust(c)	24,906	509,826
AGNT, Inc.(c)	1,333,691	5,494,807
American Assets Trust, Inc.	23,297	523,251
Apple Hospitality REIT, Inc.	116,313	1,855,192
Broadstone Net Lease, Inc.(c)	28,942	603,730
Centerspace(c)	7,901	414,724
Curbline Properties Corp.(c)	8,876	264,771
Cushman & Wakefield Ltd.(b)(c)	1,036,769	13,986,014
DiamondRock Hospitality Co.(c)	125,276	1,542,148
Douglas Emmett, Inc.(c)	104,817	1,211,685
Easterly Government Properties, Inc.(c)	20,224	496,095
Essential Properties Realty Trust, Inc.(c)	25,302	759,060
Four Corners Property Trust, Inc.	16,494	410,371
Getty Realty Corp.(c)	9,460	306,693
Global Net Lease, Inc.	68,053	624,727
Highwoods Properties, Inc.	35,425	1,084,005
Innovative Industrial Properties, Inc.(c)	5,834	332,071
InvenTrust Properties Corp.(c)	12,085	390,466
JBG SMITH Properties(c)	45,135	543,877
LTC Properties, Inc.(c)	11,256	453,842
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2026
	Shares	Value
Real Estate-(continued)
LXP Industrial Trust	8,688	$527,448
Macerich Co. (The)(c)	49,853	1,177,528
Marcus & Millichap, Inc.(c)	33,341	1,055,576
Medical Properties Trust, Inc.(c)	260,502	1,034,193
Millrose Properties, Inc.	32,261	981,380
NexPoint Residential Trust, Inc.(c)	11,263	267,046
Outfront Media, Inc.	80,232	2,357,216
Pebblebrook Hotel Trust(c)	113,477	2,056,203
Phillips Edison & Co., Inc.	23,283	899,888
Ryman Hospitality Properties, Inc.(c)	29,140	3,693,786
Safehold, Inc.(c)	33,722	510,551
Saul Centers, Inc.(c)	10,109	329,654
SL Green Realty Corp.(c)	26,344	1,474,737
St. Joe Co. (The)	10,753	710,773
Sunstone Hotel Investors, Inc.	111,889	1,249,800
Tanger, Inc.	19,654	741,152
Terreno Realty Corp.	9,973	660,312
Urban Edge Properties	26,938	570,008
Xenia Hotels & Resorts, Inc.	76,259	1,429,856
		53,534,462
Utilities-0.96%
American States Water Co.	11,191	999,244
Avista Corp.	58,685	2,180,735
California Water Service Group(c)	28,436	1,420,947
Chesapeake Utilities Corp.(c)	10,265	1,370,788
Clearway Energy, Inc., Class C	50,826	1,613,725
H2O America	18,299	1,159,608
Hawaiian Electric Industries, Inc.(b)(c)	308,036	3,456,164
MDU Resources Group, Inc.	111,247	2,216,040
MGE Energy, Inc.	12,852	998,472
Middlesex Water Co.(c)	4,703	272,774
Northwest Natural Holding Co.	33,299	1,633,982
	Shares	Value
Utilities-(continued)
Otter Tail Corp.(c)	19,119	$1,729,696
Unitil Corp.	14,735	788,912
		19,841,087
Total Common Stocks & Other Equity Interests (Cost $1,637,987,107)		2,061,791,560
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(f)(g) (Cost $402,668)	402,668	402,668
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,638,389,775)		2,062,194,228
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.59%
Invesco Private Government Fund, 3.73%(f)(g)(h)	126,822,149	126,822,149
Invesco Private Prime Fund, 3.82%(f)(g)(h)	339,172,370	339,240,204
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $466,036,745)		466,062,353
TOTAL INVESTMENTS IN SECURITIES-122.53% (Cost $2,104,426,520)		2,528,256,581
OTHER ASSETS LESS LIABILITIES-(22.53)%		(464,805,821)
NET ASSETS-100.00%		$2,063,450,760

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2J.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$935,297	$52,181,215	$(52,713,844)	$-	$-	$402,668	$40,353
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$94,544,508	$592,387,515	$(560,109,874)	$-	$-	$126,822,149	$4,339,853 *
Invesco Private Prime Fund	247,215,599	1,359,669,644	(1,267,623,028)	3,802	(25,813)	339,240,204	11,732,072 *
Total	$342,695,404	$2,004,238,374	$(1,880,446,746)	$3,802	$(25,813)	$466,465,021	$16,112,278

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P Ultra Dividend Revenue ETF (RDIV)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.57%
Communication Services-13.57%
AT&T, Inc.	3,001,649	$77,712,693
Comcast Corp., Class A	2,940,397	78,273,368
Nexstar Media Group, Inc., Class A	73,800	13,441,194
Sirius XM Holdings, Inc.(b)	755,350	21,278,209
		190,705,464
Consumer Discretionary-6.90%
Ford Motor Co.	4,795,975	66,855,892
H&R Block, Inc.	259,700	13,413,505
Polaris, Inc.	257,486	16,618,146
		96,887,543
Consumer Staples-21.08%
Clorox Co. (The)	185,372	18,107,137
Hormel Foods Corp.	1,272,652	27,807,446
J.M. Smucker Co. (The)	201,327	26,406,049
Kimberly-Clark Corp.	399,274	43,101,628
Molson Coors Beverage Co., Class B	715,830	28,461,401
PepsiCo, Inc.	509,833	71,549,963
Target Corp.	501,437	80,671,185
		296,104,809
Energy-10.27%
Antero Midstream Corp.	147,752	3,312,600
Chevron Corp.	358,370	73,874,392
Chord Energy Corp.	101,807	14,976,828
Kinder Morgan, Inc.	1,407,231	45,369,127
Murphy Oil Corp.	186,302	6,785,119
		144,318,066
Financials-15.45%
Fidelity National Financial, Inc.	783,362	36,387,165
KeyCorp	1,265,426	27,345,856
Prudential Financial, Inc.	581,897	68,431,087
T. Rowe Price Group, Inc.	167,679	18,659,319
Truist Financial Corp.	1,336,908	66,283,899
		217,107,326
Health Care-5.41%
Bristol-Myers Squibb Co.	1,138,214	76,044,077
Materials-6.60%
International Paper Co.	1,721,092	65,281,020
Scotts Miracle-Gro Co. (The)(b)	129,549	7,747,030
Sonoco Products Co.(b)	356,268	19,648,180
		92,676,230
Real Estate-11.57%
Agree Realty Corp.	24,553	1,773,954
American Tower Corp.	171,073	30,057,526
Brixmor Property Group, Inc.	112,558	3,251,801
BXP, Inc.	135,924	9,241,473
Camden Property Trust	37,136	3,928,989
COPT Defense Properties(b)	54,611	1,965,996
Cousins Properties, Inc.(b)	84,640	2,453,714
Essex Property Trust, Inc.	17,099	4,838,333
Extra Space Storage, Inc.	61,806	8,720,826
Federal Realty Investment Trust	27,521	3,193,262
	Shares	Value
Real Estate-(continued)
Host Hotels & Resorts, Inc.	660,744	$14,490,116
Independence Realty Trust, Inc.	106,272	1,719,481
Invitation Homes, Inc.	250,238	7,291,935
Kimco Realty Corp.	218,501	5,180,659
Kite Realty Group Trust(b)	74,412	1,919,830
Lamar Advertising Co., Class A(b)	37,823	5,636,005
Mid-America Apartment Communities, Inc.	44,184	5,693,108
Public Storage	40,924	12,563,259
Rayonier, Inc.	82,735	1,696,067
Regency Centers Corp.	50,738	3,793,680
Rexford Industrial Realty, Inc.(b)	70,790	2,622,062
Simon Property Group, Inc.	77,154	16,381,337
STAG Industrial, Inc.(b)	54,927	2,046,031
UDR, Inc.	113,976	4,211,413
Vivmark Residential	120,499	7,849,305
		162,520,162
Utilities-8.72%
Black Hills Corp.(b)	80,043	5,737,482
Dominion Energy, Inc.	655,852	43,292,791
Eversource Energy	491,350	34,463,289
NorthWestern Energy Group, Inc.	59,434	4,110,456
Portland General Electric Co.(b)	165,778	8,099,913
Spire, Inc.	81,194	6,644,917
UGI Corp.	524,594	20,170,639
		122,519,487
Total Common Stocks & Other Equity Interests (Cost $1,313,143,272)		1,398,883,164
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $1,195,282)	1,195,282	1,195,282
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $1,314,338,554)		1,400,078,446
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.53%
Invesco Private Government Fund, 3.73%(c)(d)(e)	9,499,963	9,499,963
Invesco Private Prime Fund, 3.82%(c)(d)(e)	26,101,724	26,106,944
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,606,907)		35,606,907
TOTAL INVESTMENTS IN SECURITIES-102.19% (Cost $1,349,945,461)		1,435,685,353
OTHER ASSETS LESS LIABILITIES-(2.19)%		(30,713,052)
NET ASSETS-100.00%		$1,404,972,301
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Invesco Ltd.	$8,601,829	$5,047,016	$(15,401,213)	$(2,559,053)	$4,311,421	$-	$147,692
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	50,335,696	(49,140,414)	-	-	1,195,282	45,928
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	30,020,130	292,693,461	(313,213,628)	-	-	9,499,963	462,561 *
Invesco Private Prime Fund	77,971,627	644,618,509	(696,477,936)	(2,426)	(2,830)	26,106,944	1,233,253 *
Total	$116,593,586	$992,694,682	$(1,074,233,191)	$(2,561,479)	$4,308,591	$36,802,189	$1,889,434

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Statements of Assets and Liabilities
August 31, 2026

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Assets:
Unaffiliated investments in securities, at value(a)	$9,954,532,244	$1,330,006,188	$2,061,791,560	$1,398,883,164
Affiliated investments in securities, at value	122,250,180	274,959,126	466,465,021	36,802,189
Receivable for:
Dividends and interest	13,210,767	974,585	1,825,881	5,373,990
Securities lending	27,479	39,805	97,224	6,661
Investments sold	-	-	-	1,874,069
Foreign tax reclaims	44,756	526	-	-
Total assets	10,090,065,426	1,605,980,230	2,530,179,686	1,442,940,073
Liabilities:
Due to custodian	4,078,378	-	-	-
Payable for:
Collateral upon return of securities loaned	118,298,185	274,267,195	466,036,745	35,606,907
Fund shares repurchased	-	-	-	1,881,659
Accrued unitary management fees	3,296,427	444,901	692,181	479,206
Total liabilities	125,672,990	274,712,096	466,728,926	37,967,772
Net Assets	$9,964,392,436	$1,331,268,134	$2,063,450,760	$1,404,972,301
Net assets consist of:
Shares of beneficial interest	$8,381,578,834	$1,219,304,114	$1,896,493,794	$1,954,360,389
Distributable earnings (loss)	1,582,813,602	111,964,020	166,956,966	(549,388,088)
Net Assets	$9,964,392,436	$1,331,268,134	$2,063,450,760	$1,404,972,301
Shares outstanding (unlimited amount authorized, $0.01 par value)	74,601,400	9,031,400	34,034,200	22,400,000
Net asset value	$133.57	$147.40	$60.63	$62.72
Market price	$133.56	$147.41	$60.61	$62.74
Unaffiliated investments in securities, at cost	$8,017,000,548	$1,117,970,080	$1,637,987,107	$1,313,143,272
Affiliated investments in securities, at cost	$120,683,306	$274,945,239	$466,439,413	$36,802,189
(a)Includes securities on loan with an aggregate value of:	$114,743,683	$265,559,724	$451,002,032	$34,157,297
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Operations
For the year ended August 31, 2026

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Investment income:
Unaffiliated dividend income	$141,190,822	$16,656,443	$26,396,207	$43,697,630
Affiliated dividend income	225,081	20,830	40,353	193,620
Securities lending income, net	249,158	825,092	1,386,273	78,327
Foreign withholding tax	-	(3,890)	(12,548)	-
Total investment income	141,665,061	17,498,475	27,810,285	43,969,577
Expenses:
Unitary management fees	31,689,333	4,466,624	6,802,171	3,971,317
Tax expenses	(639)	-	-	-
Total expenses	31,688,694	4,466,624	6,802,171	3,971,317
Less: Waivers	(3,495)	(558)	(1,078)	(1,230)
Net expenses	31,685,199	4,466,066	6,801,093	3,970,087
Net investment income	109,979,862	13,032,409	21,009,192	39,999,490
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(152,135,443)	(23,644,183)	1,084,070	(14,738,003)
Affiliated investment securities	(4,955)	3,459	(25,813)	(69,856)
Unaffiliated in-kind redemptions	957,061,402	134,597,659	193,511,647	202,141,458
Affiliated in-kind redemptions	492,780	-	-	4,378,447
Net realized gain	805,413,784	110,956,935	194,569,904	191,712,046
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	906,400,999	71,171,659	220,546,636	16,640,855
Affiliated investment securities	818,907	1,604	3,802	(2,561,479)
Change in net unrealized appreciation	907,219,906	71,173,263	220,550,438	14,079,376
Net realized and unrealized gain	1,712,633,690	182,130,198	415,120,342	205,791,422
Net increase in net assets resulting from operations	$1,822,613,552	$195,162,607	$436,129,534	$245,790,912
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

25

Statements of Changes in Net Assets
For the years ended August 31, 2026 and 2025

	Invesco S&P 500 Revenue ETF (RWL)		Invesco S&P MidCap 400 Revenue ETF (RWK)
	2026	2025	2026	2025
Operations:
Net investment income	$109,979,862	$75,812,098	$13,032,409	$11,409,799
Net realized gain	805,413,784	169,294,441	110,956,935	60,489,260
Change in net unrealized appreciation (depreciation)	907,219,906	352,241,036	71,173,263	7,483,767
Net increase in net assets resulting from operations	1,822,613,552	597,347,575	195,162,607	79,382,826
Distributions to Shareholders from:
Distributable earnings	(107,288,072)	(69,696,929)	(12,481,689)	(10,855,570)
Shareholder Transactions:
Proceeds from shares sold	3,834,794,271	2,563,637,117	416,251,736	230,621,834
Value of shares repurchased	(1,897,836,099)	(464,192,340)	(252,863,793)	(193,499,070)
Net increase (decrease) in net assets resulting from share transactions	1,936,958,172	2,099,444,777	163,387,943	37,122,764
Net increase (decrease) in net assets	3,652,283,652	2,627,095,423	346,068,861	105,650,020
Net assets:
Beginning of period	6,312,108,784	3,685,013,361	985,199,273	879,549,253
End of period	$9,964,392,436	$6,312,108,784	$1,331,268,134	$985,199,273
Changes in Shares Outstanding:
Shares sold	32,175,000	25,350,000	3,100,000	1,940,000
Shares repurchased	(15,975,000)	(4,775,000)	(1,890,000)	(1,720,000)
Shares outstanding, beginning of period	58,401,400	37,826,400	7,821,400	7,601,400
Shares outstanding, end of period	74,601,400	58,401,400	9,031,400	7,821,400
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap 600 Revenue ETF (RWJ)		Invesco S&P Ultra Dividend Revenue ETF (RDIV)
2026	2025	2026	2025

$21,009,192	$19,482,424	$39,999,490	$33,617,412
194,569,904	129,743,941	191,712,046	57,866,201
220,550,438	(51,580,809)	14,079,376	(28,458,335)
436,129,534	97,645,556	245,790,912	63,025,278

(19,886,597)	(18,881,184)	(38,583,789)	(32,625,804)

502,411,235	314,028,385	1,171,654,855	544,819,971
(451,091,005)	(397,548,769)	(818,012,073)	(555,036,545)
51,320,230	(83,520,384)	353,642,782	(10,216,574)
467,563,167	(4,756,012)	560,849,905	20,182,900

1,595,887,593	1,600,643,605	844,122,396	823,939,496
$2,063,450,760	$1,595,887,593	$1,404,972,301	$844,122,396

9,620,000	6,920,000	20,050,000	11,040,000
(8,920,000)	(9,450,000)	(13,880,000)	(11,270,000)
33,334,200	35,864,200	16,230,000	16,460,000
34,034,200	33,334,200	22,400,000	16,230,000

27

Financial Highlights
Invesco S&P 500 Revenue ETF (RWL)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$108.08	$97.42	$80.59	$73.85	$75.74
Net investment income(a)	1.63	1.56	1.46	1.34	1.22
Net realized and unrealized gain (loss) on investments	25.47	10.57	16.76	6.66	(1.96)
Total from investment operations	27.10	12.13	18.22	8.00	(0.74)
Distributions to shareholders from:
Net investment income	(1.61)	(1.47)	(1.39)	(1.26)	(1.15)
Net asset value at end of period	$133.57	$108.08	$97.42	$80.59	$73.85
Market price at end of period(b)	$133.56	$108.13	$97.39	$80.60	$73.92
Net Asset Value Total Return(c)	25.29%	12.58%	22.81%	10.99%	(0.97)%
Market Price Total Return(c)	25.23%	12.67%	22.75%	10.91%	(0.89)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,964,392	$6,312,109	$3,685,013	$2,036,949	$1,454,853
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.35%	1.55%	1.66%	1.76%	1.60%
Portfolio turnover rate(d)	17%	20%	15%	20%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Invesco S&P MidCap 400 Revenue ETF (RWK)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$125.96	$115.71	$98.32	$83.99	$91.13
Net investment income(a)	1.53	1.54	1.26	1.05	1.03
Net realized and unrealized gain (loss) on investments	21.40	10.19	17.32	14.34	(7.18)
Total from investment operations	22.93	11.73	18.58	15.39	(6.15)
Distributions to shareholders from:
Net investment income	(1.49)	(1.48)	(1.19)	(1.06)	(0.99)
Net asset value at end of period	$147.40	$125.96	$115.71	$98.32	$83.99
Market price at end of period(b)	$147.41	$125.95	$115.76	$98.36	$84.06
Net Asset Value Total Return(c)	18.39%	10.27%	19.00%	18.51%	(6.75)%
Market Price Total Return(c)	18.40%	10.21%	19.00%	18.46%	(6.66)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,331,268	$985,199	$879,549	$522,223	$360,434
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.14%	1.33%	1.19%	1.17%	1.16%
Portfolio turnover rate(d)	30%	32%	30%	37%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights—(continued)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
	Years Ended August 31,
	2026	2025	2024	2023(a)	2022(a)
Per Share Operating Performance:
Net asset value at beginning of period	$47.88	$44.63	$38.80	$36.55	$39.47
Net investment income(b)	0.64	0.53	0.54	0.52	0.33
Net realized and unrealized gain (loss) on investments	12.72	3.23	5.84	2.21	(2.95)
Total from investment operations	13.36	3.76	6.38	2.73	(2.62)
Distributions to shareholders from:
Net investment income	(0.61)	(0.51)	(0.55)	(0.48)	(0.30)
Net asset value at end of period	$60.63	$47.88	$44.63	$38.80	$36.55
Market price at end of period(c)	$60.61	$47.86	$44.61	$38.81	$36.57
Net Asset Value Total Return(d)	28.12%	8.53%	16.62%	7.58%	(6.63)%
Market Price Total Return(d)	28.12%	8.55%	16.51%	7.53%	(6.46)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,063,451	$1,595,888	$1,600,644	$1,369,858	$832,345
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.20%	1.20%	1.34%	1.39%	0.85%
Portfolio turnover rate(e)	53%	42%	46%	46%	41%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$52.01	$50.06	$39.70	$41.80	$41.18
Net investment income(a)	2.21	2.04	1.79	1.64	1.50
Net realized and unrealized gain (loss) on investments	10.66	1.90	10.41	(2.12)	0.51
Total from investment operations	12.87	3.94	12.20	(0.48)	2.01
Distributions to shareholders from:
Net investment income	(2.16)	(1.99)	(1.84)	(1.62)	(1.39)
Net asset value at end of period	$62.72	$52.01	$50.06	$39.70	$41.80
Market price at end of period(b)	$62.74	$52.02	$50.05	$39.71	$41.83
Net Asset Value Total Return(c)	25.52%	8.22%	31.66%	(1.17)%	5.06%
Market Price Total Return(c)	25.53%	8.26%	31.60%	(1.22)%	5.18%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,404,972	$844,122	$823,939	$743,141	$802,618
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	3.93%	4.17%	4.18%	3.94%	3.58%
Portfolio turnover rate(d)	94%	98%	101%	127%	110%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco S&P 500 Revenue ETF (RWL)	"S&P 500 Revenue ETF"
Invesco S&P MidCap 400 Revenue ETF (RWK)	"S&P MidCap 400 Revenue ETF"
Invesco S&P SmallCap 600 Revenue ETF (RWJ)	"S&P SmallCap 600 Revenue ETF"
Invesco S&P Ultra Dividend Revenue ETF (RDIV)	"S&P Ultra Dividend Revenue ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an "Underlying Index"):
Fund	Underlying Index
S&P 500 Revenue ETF	S&P 500® Revenue-Weighted Index
S&P MidCap 400 Revenue ETF	S&P MidCap 400® Revenue-Weighted Index
S&P SmallCap 600 Revenue ETF	S&P SmallCap 600® Revenue-Weighted Index
S&P Ultra Dividend Revenue ETF	S&P 900® Dividend Revenue-Weighted Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations

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assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest

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income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not

32

readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of such Fund’s total assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Funds to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or a Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to a Fund if the market value of the loaned securities increases, the borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, a Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, each Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. For Funds that participate in securities lending, dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.
In connection with securities lending arrangements with certain borrowers, S&P MidCap 400 Revenue ETF and S&P SmallCap 600 Revenue ETF may transfer securities and/or cash to a segregated custody account at the custodian (the “Collateral Account”) over which the relevant borrower is granted a lien. Pursuant to the related agreements governing the arrangements, the relevant borrower is granted a security interest in the Collateral Account and the assets held therein to secure a Fund’s obligation to return the cash collateral received from the borrower at the termination of the applicable securities loan. Such arrangements are undertaken to alleviate the borrower from the potential adverse impacts of borrower regulatory capital constraints and to facilitate securities lending activity between a Fund and the borrower. Whether a Fund transfers assets to the Collateral Account, thereby encumbering them for the benefit of the borrower, is solely at the discretion of the Fund and Invesco, as securities lending agent (as further described below); a Fund is not contractually obligated to the borrower to maintain any securities and/or cash (or any associated minimum balance) in the Collateral

33

Account. A Fund also has the contractual right to withdraw such assets from the Collateral Account, except during certain times of the day and under certain circumstances as outlined in the related agreements governing the arrangements. The security interest in the Collateral Account is enforceable (and the borrower can access the securities and/or cash therein) only upon specified default events with respect to a Fund, including a Fund’s failure to return the cash collateral to the borrower. As of August 31, 2026, securities and/or cash were held in Collateral Accounts with an approximate fair value as listed below. Each Fund retains beneficial ownership of such securities and/or cash, which remain recognized as assets of each Fund on the Statements of Assets and Liabilities.
Amount
S&P MidCap 400 Revenue ETF	$15,348,186
S&P SmallCap 600 Revenue ETF	29,683,107
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as the affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as securities lending agent for each Fund participating in the securities lending program. To the extent a Fund utilizes Invesco as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2026, each Fund engaged in securities lending transactions with respect to which Invesco acted as securities lending agent. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
S&P 500 Revenue ETF	$15,261
S&P MidCap 400 Revenue ETF	59,392
S&P SmallCap 600 Revenue ETF	112,171
S&P Ultra Dividend Revenue ETF	4,976

K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such

34

security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. S&P Ultra Dividend Revenue ETF is non-diversified, and, to the extent certain Funds become non-diversified, all such Funds can invest a greater portion of their respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any,

35

brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
S&P 500 Revenue ETF	0.39%
S&P MidCap 400 Revenue ETF	0.39%
S&P SmallCap 600 Revenue ETF	0.39%
S&P Ultra Dividend Revenue ETF	0.39%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2026, the Adviser waived fees for each Fund in the following amounts:
S&P 500 Revenue ETF	$3,495
S&P MidCap 400 Revenue ETF	558
S&P SmallCap 600 Revenue ETF	1,078
S&P Ultra Dividend Revenue ETF	1,230
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P 500 Revenue ETF	$59,924
S&P MidCap 400 Revenue ETF	57,706
S&P SmallCap 600 Revenue ETF	217,475
S&P Ultra Dividend Revenue ETF	96,021
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

36

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,958,483,086	$-	$0	$9,958,483,086
Money Market Funds	-	118,299,338	-	118,299,338
Total Investments	$9,958,483,086	$118,299,338	$0	$10,076,782,424
S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,330,006,188	$-	$-	$1,330,006,188
Money Market Funds	678,044	274,281,082	-	274,959,126
Total Investments	$1,330,684,232	$274,281,082	$-	$1,604,965,314
S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,061,791,560	$-	$0	$2,061,791,560
Money Market Funds	402,668	466,062,353	-	466,465,021
Total Investments	$2,062,194,228	$466,062,353	$0	$2,528,256,581
S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,398,883,164	$-	$-	$1,398,883,164
Money Market Funds	1,195,282	35,606,907	-	36,802,189
Total Investments	$1,400,078,446	$35,606,907	$-	$1,435,685,353
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2026 and 2025:
	2026	2025
	Ordinary Income*	Ordinary Income*
S&P 500 Revenue ETF	$107,288,072	$69,696,929
S&P MidCap 400 Revenue ETF	12,481,689	10,855,570
S&P SmallCap 600 Revenue ETF	19,886,597	18,881,184
S&P Ultra Dividend Revenue ETF	38,583,789	32,625,804

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
S&P 500 Revenue ETF	$19,183,278	$1,931,495,782	$(367,865,458)	$8,381,578,834	$9,964,392,436
S&P MidCap 400 Revenue ETF	2,341,097	208,140,502	(98,517,579)	1,219,304,114	1,331,268,134
S&P SmallCap 600 Revenue ETF	3,771,861	411,651,929	(248,466,824)	1,896,493,794	2,063,450,760
S&P Ultra Dividend Revenue ETF	7,231,932	85,299,950	(641,919,970)	1,954,360,389	1,404,972,301
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds have capital loss carryforwards as of August 31, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
S&P 500 Revenue ETF	$77,472,605	$290,392,853	$367,865,458
S&P MidCap 400 Revenue ETF	22,677,800	75,839,779	98,517,579
S&P SmallCap 600 Revenue ETF	21,084,341	227,382,483	248,466,824
S&P Ultra Dividend Revenue ETF	496,461,225	145,458,745	641,919,970

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
S&P 500 Revenue ETF	$1,392,894,687	$1,375,912,177
S&P MidCap 400 Revenue ETF	341,843,725	340,854,814
S&P SmallCap 600 Revenue ETF	916,788,974	918,831,319
S&P Ultra Dividend Revenue ETF	1,012,829,078	1,013,335,096
For the fiscal year ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
S&P 500 Revenue ETF	$3,825,650,530	$1,901,439,037
S&P MidCap 400 Revenue ETF	415,622,020	253,418,403
S&P SmallCap 600 Revenue ETF	501,678,947	444,950,275
S&P Ultra Dividend Revenue ETF	1,168,753,561	816,443,072
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
S&P 500 Revenue ETF	$2,086,307,798	$(154,812,016)	$1,931,495,782	$8,145,286,642
S&P MidCap 400 Revenue ETF	271,798,787	(63,658,285)	208,140,502	1,396,824,812
S&P SmallCap 600 Revenue ETF	501,257,156	(89,605,227)	411,651,929	2,116,604,652
S&P Ultra Dividend Revenue ETF	100,246,304	(14,946,354)	85,299,950	1,350,385,403
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemption in-kind, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
S&P 500 Revenue ETF	$14,784	$(956,506,859)	$956,492,075
S&P MidCap 400 Revenue ETF	-	(134,071,018)	134,071,018
S&P SmallCap 600 Revenue ETF	501	(191,746,564)	191,746,063
S&P Ultra Dividend Revenue ETF	-	(205,795,910)	205,795,910
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral

38

Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

39

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF (four of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

40

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco S&P 500 Revenue ETF	0%	100%	100%	0%	0%
Invesco S&P MidCap 400 Revenue ETF	0%	100%	100%	0%	0%
Invesco S&P SmallCap 600 Revenue ETF	0%	100%	100%	0%	0%
Invesco S&P Ultra Dividend Revenue ETF	0%	94%	94%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

41

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco Bloomberg Enhanced Fallen Angels ETF
Invesco Bloomberg Financial Data Providers ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI North America Climate ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco QQQ Low Volatility ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500 Concentrated QVM ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 23, 2026 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

42

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and three-year periods for Invesco Floating Rate Municipal Income ETF and the one-year period for Invesco Dorsey Wright Emerging Markets Momentum ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Dorsey Wright Emerging Markets Momentum ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco MSCI USA ETF	0.04%
Invesco 0-5 Yr US TIPS ETF	0.07%

43

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Short Term Treasury ETF	0.08%
Invesco MSCI North America Climate ETF	0.09%
Invesco MSCI Global Climate 500 ETF	0.10%
Invesco S&P 500 QVM Multi-factor ETF	0.11%
Invesco S&P 500 Concentrated QVM ETF Invesco S&P 500® Momentum ETF	0.13%
Invesco Equal Weight 0-30 Year Treasury ETF Invesco NASDAQ 100 ETF Invesco NASDAQ Next Gen 100 ETF Invesco S&P MidCap 400 QVM Multi-factor ETF Invesco S&P SmallCap 600 QVM Multi-factor ETF	0.15%
Invesco Nasdaq Biotechnology ETF Invesco PHLX Semiconductor ETF	0.19%
Invesco ESG NASDAQ 100 ETF Invesco ESG S&P 500 Equal Weight ETF Invesco NASDAQ Future Gen 200 ETF Invesco Russell 1000 Equal Weight ETF	0.20%
Invesco Fundamental Investment Grade Corporate Bond ETF	0.22%
Invesco Bloomberg Enhanced Fallen Angels ETF	0.23%
Invesco Floating Rate Municipal Income ETF Invesco QQQ Low Volatility ETF Invesco S&P 500® High Beta ETF Invesco S&P 500® Low Volatility ETF Invesco S&P International Developed Low Volatility ETF Invesco S&P International Developed Momentum ETF Invesco S&P MidCap Low Volatility ETF Invesco S&P SmallCap Low Volatility ETF	0.25%
Invesco California AMT-Free Municipal Bond ETF Invesco National AMT-Free Municipal Bond ETF Invesco New York AMT-Free Municipal Bond ETF Invesco Taxable Municipal Bond ETF	0.28%
Invesco S&P Emerging Markets Low Volatility ETF Invesco S&P Emerging Markets Momentum ETF Invesco S&P International Developed Quality ETF Invesco S&P SmallCap Consumer Discretionary ETF Invesco S&P SmallCap Consumer Staples ETF Invesco S&P SmallCap Energy ETF Invesco S&P SmallCap Financials ETF Invesco S&P SmallCap Health Care ETF Invesco S&P SmallCap Industrials ETF Invesco S&P SmallCap Information Technology ETF Invesco S&P SmallCap Materials ETF Invesco S&P SmallCap Quality ETF Invesco S&P SmallCap Utilities & Communication Services ETF	0.29%
Invesco S&P 500® High Dividend Low Volatility ETF Invesco S&P SmallCap High Dividend Low Volatility ETF	0.30%
Invesco Global ex-US High Yield Corporate Bond ETF Invesco KBW Bank ETF Invesco KBW High Dividend Yield Financial ETF Invesco KBW Premium Yield Equity REIT ETF Invesco KBW Property & Casualty Insurance ETF Invesco S&P SmallCap 600 GARP ETF Invesco Bloomberg Financial Data Providers ETF	0.35%

44

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Nasdaq Free Cash Flow Achievers ETF Invesco S&P 500 Revenue ETF Invesco S&P MidCap 400 Revenue ETF Invesco S&P SmallCap 600 Revenue ETF Invesco S&P Ultra Dividend Revenue ETF Invesco S&P 500® High Dividend Growers ETF	0.39%
Invesco RAFI Developed Markets ex-U.S. ETF	0.43%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Invesco RAFI Emerging Markets ETF	0.47%
Invesco CEF Income Composite ETF Invesco Emerging Markets Sovereign Debt ETF Invesco International Corporate Bond ETF Invesco Preferred ETF Invesco Variable Rate Preferred ETF	0.50%
Invesco International BuyBack Achievers™ ETF	0.55%
Invesco Dorsey Wright SmallCap Momentum ETF Invesco Alerian Galaxy Crypto Economy ETF	0.60%
Invesco Senior Loan ETF Invesco China Technology ETF	0.65%
Invesco Global Clean Energy ETF Invesco Global Water ETF	0.75%
Invesco Dorsey Wright Developed Markets Momentum ETF	0.80%
Invesco Dorsey Wright Emerging Markets Momentum ETF	0.90%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Crypto Economy ETF		N/A	X
Invesco Bloomberg Enhanced Fallen Angels ETF		X	X
Invesco Bloomberg Financial Data Providers ETF	X		X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF		N/A	X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF		X	X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X

45

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI North America Climate ETF	X	X	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco QQQ Low Volatility ETF	X		X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Concentrated QVM ETF	X	X	X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF			X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X

46

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF		X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF		X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Developed Markets Momentum ETF’s, Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Senior Loan ETF’s, Invesco Preferred ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

47

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 23, 2026.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the applicable Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 19 and April 23, 2026 Board meetings, and Invesco Advisers, Inc., in connection with the April 23, 2026 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the

48

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

49

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

50

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-RW-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2026
DWAS	Invesco Dorsey Wright SmallCap Momentum ETF
PSCD	Invesco S&P SmallCap Consumer Discretionary ETF
PSCC	Invesco S&P SmallCap Consumer Staples ETF
PSCE	Invesco S&P SmallCap Energy ETF
PSCF	Invesco S&P SmallCap Financials ETF
PSCH	Invesco S&P SmallCap Health Care ETF
PSCI	Invesco S&P SmallCap Industrials ETF
PSCT	Invesco S&P SmallCap Information Technology ETF
PSCM	Invesco S&P SmallCap Materials ETF
PSCU	Invesco S&P SmallCap Utilities & Communication Services ETF

2

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-3.59%
Advantage Solutions, Inc.(b)(c)	45,255	$1,492,057
Anterix, Inc.(b)(c)	23,632	2,147,912
Entravision Communications Corp., Class A(c)	215,119	1,718,801
Iridium Communications, Inc.	37,363	1,755,314
Madison Square Garden Sports Corp., Class A(b)(c)	4,619	1,777,068
Scholastic Corp.	39,125	1,502,400
Sphere Entertainment Co.(b)(c)	12,850	1,751,455
Uniti Group, Inc.(b)(c)	143,116	1,419,711
USA TODAY Co., Inc.(b)(c)	211,278	1,328,939
		14,893,657
Consumer Discretionary-5.72%
Callaway Golf Co.(b)(c)	97,417	1,530,421
Citi Trends, Inc.(b)(c)	31,325	2,132,136
Envela Corp.(b)(c)	72,079	994,690
Garrett Motion, Inc. (Switzerland)	56,069	1,511,060
Life Time Group Holdings, Inc.(b)	48,401	2,033,810
Lincoln Educational Services Corp.(b)(c)	76,812	1,932,590
Lindblad Expeditions Holdings, Inc.(b)(c)	70,450	1,871,152
Monarch Casino & Resort, Inc.	13,860	1,669,437
Motorcar Parts of America, Inc.(b)(c)	112,557	1,307,912
Movado Group, Inc.	44,970	1,516,838
Phinia, Inc.	21,356	1,461,605
Rush Street Interactive, Inc.(b)(c)	93,611	2,411,419
Traeger, Inc.(b)	24,295	1,361,735
Victoria’s Secret & Co.(b)	23,581	2,014,053
		23,748,858
Consumer Staples-2.69%
Chefs’ Warehouse, Inc. (The)(b)(c)	19,049	2,142,441
Oil-Dri Corp.of America	18,084	1,627,198
PriceSmart, Inc.	9,388	1,596,054
Seneca Foods Corp., Class A(b)(c)	11,441	2,268,636
Sprouts Farmers Market, Inc.(b)(c)	22,579	1,852,381
United Natural Foods, Inc.(b)(c)	38,607	1,693,303
		11,180,013
Energy-2.68%
Delek US Holdings, Inc.(c)	39,580	2,942,377
International Seaways, Inc.	20,541	2,026,164
Natural Gas Services Group, Inc.	41,598	1,464,250
Select Water Solutions, Inc., Class A	92,771	1,809,035
Smart Sand, Inc.	333,563	1,757,877
Solaris Energy Infrastructure, Inc., Class B(c)	22,291	1,131,714
		11,131,417
Financials-14.27%
Acadian Asset Management, Inc.	53,088	5,000,890
Bread Financial Holdings, Inc.	16,636	1,737,963
Carter Bankshares, Inc.(c)	54,647	1,707,172
Customers Bancorp, Inc.(b)(c)	22,954	1,794,544
Encore Capital Group, Inc.(b)(c)	20,234	1,962,900
Enova International, Inc.(b)(c)(d)	25,396	5,757,781
EZCORP, Inc., Class A(b)(c)	77,310	2,498,659
Hancock Whitney Corp.	23,991	1,787,090
	Shares	Value
Financials-(continued)
Innventure, Inc.(b)(c)	255,284	$329,316
Investar Holding Corp.	57,360	1,728,257
Merchants Bancorp(c)	34,517	1,816,975
Mercury General Corp.	16,587	1,691,210
Metropolitan Bank Holding Corp.	18,338	1,664,724
Northeast Bank(c)	27,896	3,519,080
Oscar Health, Inc., Class A(b)	59,257	1,775,340
Paysign, Inc.(b)(c)	230,901	2,877,026
QCR Holdings, Inc.(c)	17,706	1,761,216
Sezzle, Inc.(b)(c)	49,389	5,953,844
StoneX Group, Inc.(b)(c)	45,286	3,101,185
United Fire Group, Inc.	34,872	1,878,555
Universal Insurance Holdings, Inc.	44,688	1,920,690
Victory Capital Holdings, Inc., Class A	38,955	4,597,080
WisdomTree, Inc.(c)	97,778	2,352,539
		59,214,036
Health Care-30.06%
10X Genomics, Inc., Class A(b)(c)	53,266	3,326,462
Absci Corp.(b)(c)	236,164	2,134,923
Adaptive Biotechnologies Corp.(b)(c)	136,298	3,396,546
agilon health, Inc.(b)(c)	59,374	5,218,381
AMN Healthcare Services, Inc.(b)(c)	51,661	1,770,939
Amneal Pharmaceuticals, Inc.(b)(c)(d)	278,545	4,866,181
Anteris Technologies Global Corp.(b)	176,670	1,521,129
Arcus Biosciences, Inc.(b)(c)	69,521	2,035,575
Arcutis Biotherapeutics, Inc.(b)	64,504	1,546,161
Astrana Health, Inc.(b)(c)	43,845	1,670,933
Axogen, Inc.(b)(c)	41,760	2,119,738
BioAge Labs, Inc.(b)(c)	100,288	952,736
BrightSpring Health Services, Inc.(b)	46,544	2,718,170
Butterfly Network, Inc.(b)(c)	316,026	2,493,445
Claritev Corp.(b)(c)	56,322	2,243,305
Climb Bio, Inc.(b)(c)	375,274	5,152,512
Corcept Therapeutics, Inc.(b)(c)	20,546	2,328,889
CryoPort, Inc.(b)(c)	114,843	1,837,488
Cytokinetics, Inc.(b)(c)	21,429	1,519,530
Edgewise Therapeutics, Inc.(b)	48,086	2,008,552
Electromed, Inc.(b)	45,766	1,280,075
Enliven Therapeutics, Inc.(b)	37,857	2,191,542
Erasca, Inc.(b)(c)(d)	398,157	7,119,047
Establishment Labs Holdings, Inc. (Costa Rica)(b)	20,446	1,417,521
Fortrea Holdings, Inc.(b)(c)	110,757	2,034,606
Guardian Pharmacy Services, Inc., Class A(b)(c)	38,693	1,435,123
Hims & Hers Health, Inc.(b)(c)	52,468	1,552,003
Hinge Health, Inc., Class A(b)	24,963	2,310,575
Krystal Biotech, Inc.(b)(c)	4,903	1,761,942
Ligand Pharmaceuticals, Inc.(b)(c)	6,652	1,889,833
Liquidia Corp.(b)(c)	44,697	3,046,995
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	320,519	2,448,765
National HealthCare Corp.(c)	8,795	1,904,381
Oncology Institute, Inc. (The)(b)(c)	318,876	1,884,557
Oruka Therapeutics, Inc.(b)(c)	53,290	4,935,720
PACS Group, Inc.(b)(c)	53,402	2,259,439
Puma Biotechnology, Inc.(b)(c)	232,680	2,119,715
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
August 31, 2026
	Shares	Value
Health Care-(continued)
Rapport Therapeutics, Inc.(b)(c)	52,330	$2,546,901
Relay Therapeutics, Inc.(b)(c)	161,196	2,962,783
Replimune Group, Inc.(b)(c)	280,941	4,298,397
SELLAS Life Sciences Group, Inc.(b)(c)	286,985	3,828,380
Spyre Therapeutics, Inc.(b)(c)	26,510	2,368,138
Tango Therapeutics, Inc.(b)(c)(d)	207,634	4,742,361
Travere Therapeutics, Inc.(b)(c)	31,731	2,103,131
Trevi Therapeutics, Inc.(b)(c)	168,159	2,791,439
Twist Bioscience Corp.(b)(c)	20,683	2,874,937
uniQure N.V. (Netherlands)(b)	45,656	2,222,534
Zevra Therapeutics, Inc.(b)(c)	132,731	1,558,262
		124,750,697
Industrials-18.17%
Allegiant Travel Co.(b)(c)	17,448	1,326,920
Allient, Inc.(c)	22,428	2,108,456
ArcBest Corp.(c)	11,469	1,582,378
Arcosa, Inc.	12,600	1,830,780
Argan, Inc.	3,021	1,283,895
Avis Budget Group, Inc.(b)(c)	9,260	1,365,757
AZZ, Inc.(c)	11,384	1,561,429
Blue Bird Corp.(b)(c)	22,990	1,336,868
CECO Environmental Corp.(b)(c)	19,258	1,371,170
Covenant Logistics Group, Inc., Class A	58,352	2,062,743
Custom Truck One Source, Inc.(b)(c)	160,446	1,477,708
EnerSys	7,412	1,362,770
Enpro, Inc.	5,616	1,663,572
ESCO Technologies, Inc.(c)	5,532	1,510,402
Frontier Group Holdings, Inc., Class H(b)(c)	251,954	1,436,138
FuelCell Energy, Inc.(b)(c)	86,076	1,483,089
Gorman-Rupp Co. (The)(c)	19,355	1,459,367
Graham Corp.(b)(c)(d)	51,652	4,504,571
Granite Construction, Inc.(c)	20,457	2,466,296
Hyliion Holdings Corp.(b)(c)	311,898	1,082,286
IES Holdings, Inc.(b)(c)	5,136	1,556,208
Innodata, Inc.(b)(c)	16,624	937,926
Liquidity Services, Inc.(b)	45,789	1,908,486
Matson, Inc.(c)	9,477	2,130,524
Mayville Engineering Co., Inc.(b)(c)	50,092	969,781
Mercury Systems, Inc.(b)(c)	15,102	1,318,858
MYR Group, Inc.(b)(c)	12,089	3,522,976
NPK International, Inc.(b)	110,758	1,470,866
NWPX Infrastructure, Inc.(b)(c)	13,156	1,446,108
OPENLANE, Inc.(b)	44,961	1,600,612
Orion Group Holdings, Inc.(b)(c)	109,672	1,030,917
Park Aerospace Corp., Class C(c)	52,470	1,707,374
Pitney Bowes, Inc.(c)	122,210	2,093,457
Powell Industries, Inc.(c)	6,765	1,215,873
Preformed Line Products Co.(c)	6,186	2,479,658
Proto Labs, Inc.(b)	21,078	1,687,505
RXO, Inc.(b)(c)	67,406	1,432,377
Ryder System, Inc.	7,732	1,890,165
Standex International Corp.(c)	5,895	1,707,546
UL Solutions, Inc., Class A	17,786	1,325,413
V2X, Inc.(b)(c)	18,883	1,457,012
VSE Corp.(c)	13,775	2,874,567
Xometry, Inc., Class A(b)(c)	36,237	3,358,808
		75,399,612
Information Technology-17.32%
A10 Networks, Inc.(c)	50,825	1,290,447
	Shares	Value
Information Technology-(continued)
ACM Research, Inc., A Shares (China)(b)(c)	34,324	$2,499,474
Aehr Test Systems(b)(c)(d)	51,238	4,061,636
Applied Optoelectronics, Inc.(b)(c)	23,223	2,500,885
Arteris, Inc.(b)	111,177	2,432,553
Axcelis Technologies, Inc.(b)(c)	9,636	1,111,320
AXT, Inc.(b)(c)	75,670	4,586,359
Bel Fuse, Inc., Class B(d)	21,526	5,365,894
Benchmark Electronics, Inc.	19,243	1,352,398
CEVA, Inc.(b)(c)	37,310	1,009,235
Cipher Digital, Inc.(b)(c)	63,497	984,203
Cohu, Inc.(b)(c)	27,369	1,261,711
Digi International, Inc.(b)(c)	24,869	1,863,683
Digital Turbine, Inc.(b)(c)	198,988	2,141,111
DigitalOcean Holdings, Inc.(b)	15,177	1,679,942
Diodes, Inc.(b)(c)	15,401	1,398,411
Extreme Networks, Inc.(b)	54,307	1,221,364
FormFactor, Inc.(b)	13,891	1,397,573
Frequency Electronics, Inc.(b)(c)	73,863	4,450,246
Ichor Holdings Ltd.(b)	27,140	1,453,890
Knowles Corp.(b)(c)	41,599	1,421,854
Littelfuse, Inc.(c)	3,577	1,474,368
M-tron Industries, Inc.(b)(c)	17,698	1,347,880
Ouster, Inc.(b)(c)	41,149	1,417,171
PDF Solutions, Inc.(b)(c)	27,742	1,233,964
Penguin Solutions, Inc.(b)(c)	29,570	1,451,296
Plexus Corp.(b)	5,907	1,414,549
Power Integrations, Inc.(c)	20,753	1,066,289
Riot Platforms, Inc.(b)(c)	61,051	1,159,664
Sanmina Corp.(b)	12,939	2,545,360
Semtech Corp.(b)(c)	24,432	3,248,479
Synaptics, Inc.(b)(c)	12,527	1,211,611
Terawulf, Inc.(b)(c)	173,871	2,630,668
Ultra Clean Holdings, Inc.(b)(c)	18,634	1,263,944
Viavi Solutions, Inc.(b)	53,333	1,935,455
Vishay Intertechnology, Inc.	32,685	994,604
Vishay Precision Group, Inc.(b)(c)	19,115	1,181,498
Vistance Networks, Inc.(b)	134,710	850,020
		71,911,009
Materials-4.17%
Aspen Aerogels, Inc.(b)(c)	277,254	1,366,862
Compass Minerals International, Inc.(b)(c)	55,396	1,377,145
Element Solutions, Inc.	37,684	1,339,289
Hawkins, Inc.(c)	13,570	1,632,064
Kaiser Aluminum Corp.	9,303	1,477,130
Materion Corp.	6,404	1,511,856
Myers Industries, Inc.(c)	62,161	1,994,747
NewMarket Corp.(c)	2,196	1,971,349
Perimeter Solutions, Inc.(b)(c)	115,772	3,531,046
Ranpak Holdings Corp.(b)(c)	231,721	1,100,675
		17,302,163
Real Estate-1.17%
Hudson Pacific Properties, Inc.(b)(c)	124,968	1,570,848
Industrial Logistics Properties Trust	207,665	1,714,275
Outfront Media, Inc.	53,885	1,583,141
		4,868,264
Total Common Stocks & Other Equity Interests (Cost $404,525,420)		414,399,726
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
August 31, 2026
	Shares	Value
Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)(f) (Cost $774,764)	774,764	$774,764
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $405,300,184)		415,174,490
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.75%
Invesco Private Government Fund, 3.73%(e)(f)(g)	37,585,633	37,585,633
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(e)(f)(g)	98,332,986	$98,352,653
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $135,933,084)		135,938,286
TOTAL INVESTMENTS IN SECURITIES-132.78% (Cost $541,233,268)		551,112,776
OTHER ASSETS LESS LIABILITIES-(32.78)%		(136,065,167)
NET ASSETS-100.00%		$415,047,609

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2J.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,716	$7,958,872	$(7,193,824)	$-	$-	$774,764	$13,563
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	45,377,721	286,425,916	(294,218,004)	-	-	37,585,633	1,660,472 *
Invesco Private Prime Fund	119,116,376	591,333,171	(612,087,529)	(4,987)	(4,378)	98,352,653	4,478,379 *
Total	$164,503,813	$885,717,959	$(913,499,357)	$(4,987)	$(4,378)	$136,713,050	$6,152,414

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Automobile Components-10.71%
Adient PLC(b)	7,667	$145,443
Dana, Inc.	10,705	320,936
Dauch Corp. (Mexico)(b)(c)	23,186	145,144
Dorman Products, Inc.(b)(c)	2,674	344,545
Fox Factory Holding Corp.(b)	4,093	83,620
Gentherm, Inc.(b)(c)	2,997	117,752
Goodyear Tire & Rubber Co. (The)(b)(c)	28,103	176,206
LCI Industries	2,390	240,506
Patrick Industries, Inc.(c)	3,236	264,446
Phinia, Inc.	3,640	249,122
Standard Motor Products, Inc.	2,068	78,005
Versigent PLC(b)(c)	6,975	330,615
XPEL, Inc.(b)(c)	2,452	120,785
		2,617,125
Automobiles-0.34%
Winnebago Industries, Inc.	2,766	83,229
Broadline Retail-3.91%
Etsy, Inc.(b)(c)	9,329	758,728
Kohl’s Corp.	11,047	196,857
		955,585
Commercial Services & Supplies-0.66%
Matthews International Corp., Class A(c)	3,045	63,245
Pursuit Attractions and Hospitality, Inc.(b)(c)	2,028	97,344
		160,589
Distributors-4.98%
LKQ Corp.(c)	25,051	628,780
Pool Corp.(c)	3,153	588,098
		1,216,878
Diversified Consumer Services-13.70%
ADT, Inc.	55,530	410,367
Bright Horizons Family Solutions, Inc.(b)	5,175	383,881
Covista, Inc.(b)(c)	3,346	442,776
Frontdoor, Inc.(b)	6,907	558,569
Laureate Education, Inc., Class A(b)	12,522	469,951
OneSpaWorld Holdings Ltd. (Bahamas)(c)	9,990	248,052
Perdoceo Education Corp.	5,761	191,496
Strategic Education, Inc.	2,187	181,171
Stride, Inc.(b)(c)	4,121	357,249
Universal Technical Institute, Inc.(b)(c)	4,950	104,593
		3,348,105
Hotels, Restaurants & Leisure-20.04%
BJ’s Restaurants, Inc.(b)(c)	2,054	130,614
Brinker International, Inc.(b)(c)	4,217	963,584
Caesars Entertainment, Inc.(b)(c)	20,025	594,743
Cheesecake Factory, Inc. (The)(c)	4,493	491,939
Cracker Barrel Old Country Store, Inc.(c)	2,182	120,534
Life Time Group Holdings, Inc.(b)	15,102	634,586
Marriott Vacations Worldwide Corp.	2,703	281,815
Monarch Casino & Resort, Inc.	1,179	142,011
Papa John’s International, Inc.(c)	3,215	75,488
PENN Entertainment, Inc.(b)(c)	12,502	208,908
Red Rock Resorts, Inc., Class A	4,665	261,986
Rush Street Interactive, Inc.(b)(c)	10,240	263,782
	Shares	Value
Hotels, Restaurants & Leisure-(continued)
Sabre Corp.(b)(c)	38,600	$83,762
Shake Shack, Inc., Class A(b)(c)	3,968	273,356
Six Flags Entertainment Corp.(b)(c)	9,987	150,304
United Parks & Resorts, Inc.(b)(c)	2,304	92,183
Wendy’s Co. (The)(c)	15,453	128,260
		4,897,855
Household Durables-16.46%
Cavco Industries, Inc.(b)(c)	764	427,175
Century Communities, Inc.(c)	2,446	165,227
Champion Homes, Inc.(b)	5,439	485,540
Dream Finders Homes, Inc., Class A(b)(c)	2,710	38,076
Green Brick Partners, Inc.(b)(c)	2,973	214,710
Installed Building Products, Inc.(c)	2,212	537,140
La-Z-Boy, Inc.	3,999	126,528
LGI Homes, Inc.(b)(c)	1,996	111,656
M/I Homes, Inc.(b)(c)	2,517	374,555
Meritage Homes Corp.	6,559	455,391
Mohawk Industries, Inc.(b)(c)	5,033	645,482
Newell Brands, Inc.	41,819	261,369
Sonos, Inc.(b)	11,644	181,647
		4,024,496
Leisure Products-2.72%
Acushnet Holdings Corp.	2,708	233,944
Callaway Golf Co.(b)	13,450	211,299
Peloton Interactive, Inc., Class A(b)	41,052	220,039
		665,282
Specialty Retail-21.39%
Academy Sports & Outdoors, Inc.(c)	6,348	272,710
Advance Auto Parts, Inc.(c)	5,934	250,296
American Eagle Outfitters, Inc.	15,315	254,688
Asbury Automotive Group, Inc.(b)(c)	1,831	387,073
Boot Barn Holdings, Inc.(b)	2,984	449,480
Buckle, Inc. (The)(c)	2,980	126,948
CarMax, Inc.(b)(c)	13,953	855,738
Group 1 Automotive, Inc.	1,159	312,397
MarineMax, Inc.(b)(c)	1,892	98,725
National Vision Holdings, Inc.(b)(c)	7,825	133,651
Sally Beauty Holdings, Inc.(b)(c)	9,327	152,776
Signet Jewelers Ltd.(c)	3,941	324,265
Sonic Automotive, Inc., Class A	1,282	100,829
Upbound Group, Inc.(c)	5,132	93,916
Urban Outfitters, Inc.(b)(c)	5,052	407,646
Victoria’s Secret & Co.(b)	7,809	666,967
Warby Parker, Inc., Class A(b)(c)	9,907	243,712
Winmark Corp.	290	96,489
		5,228,306
Textiles, Apparel & Luxury Goods-5.04%
Carter’s, Inc.	3,603	116,701
G-III Apparel Group Ltd.(c)	3,628	118,237
Kontoor Brands, Inc.	5,001	377,125
Steven Madden Ltd.	7,191	310,507
Under Armour, Inc., Class A(b)(c)	18,465	93,064
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
August 31, 2026
	Shares	Value
Textiles, Apparel & Luxury Goods-(continued)
Under Armour, Inc., Class C(b)(c)	11,661	$57,489
Wolverine World Wide, Inc.	8,007	157,978
		1,231,101
Total Common Stocks & Other Equity Interests (Cost $25,031,160)		24,428,551

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $752)	752	752
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $25,031,912)		24,429,303
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.24%
Invesco Private Government Fund, 3.73%(d)(e)(f)	2,258,702	$2,258,702
Invesco Private Prime Fund, 3.82%(d)(e)(f)	5,864,694	5,865,867
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,124,293)		8,124,569
TOTAL INVESTMENTS IN SECURITIES-133.19% (Cost $33,156,205)		32,553,872
OTHER ASSETS LESS LIABILITIES-(33.19)%		(8,112,393)
NET ASSETS-100.00%		$24,441,479

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,319	$344,259	$(351,826)	$-	$-	$752	$382
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,058,949	14,288,200	(14,088,447)	-	-	2,258,702	77,286 *
Invesco Private Prime Fund	5,356,425	23,218,632	(22,708,417)	(48)	(725)	5,865,867	205,999 *
Total	$7,423,693	$37,851,091	$(37,148,690)	$(48)	$(725)	$8,125,321	$283,667

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P SmallCap Consumer Staples ETF (PSCC)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.76%
Beverages-5.23%
National Beverage Corp.(b)	15,758	$498,426
Vita Coco Co., Inc. (The)(b)(c)	26,488	1,555,243
		2,053,669
Consumer Staples Distribution & Retail-19.85%
Andersons, Inc. (The)	19,667	1,275,798
Chefs’ Warehouse, Inc. (The)(b)(c)	16,552	1,861,604
Grocery Outlet Holding Corp.(b)(c)	66,617	796,073
PriceSmart, Inc.	15,249	2,592,483
United Natural Foods, Inc.(c)	28,862	1,265,887
		7,791,845
Food Products-53.17%
Cal-Maine Foods, Inc.(b)	26,831	2,117,503
Campbell’s Co. (The)(b)	118,561	2,807,524
Conagra Brands, Inc.	322,459	5,165,793
Del Monte Corp.	22,104	700,255
Flowers Foods, Inc.(b)	142,708	987,539
Freshpet, Inc.(b)(c)	28,856	2,015,880
J&J Snack Foods Corp.	10,109	891,412
John B. Sanfilippo & Son, Inc.	6,115	450,614
Lamb Weston Holdings, Inc.	83,192	4,536,460
Simply Good Foods Co. (The)(b)(c)	56,059	641,876
Tootsie Roll Industries, Inc.	13,626	556,758
		20,871,614
Household Products-11.80%
Central Garden & Pet Co.(b)(c)	5,304	227,966
Central Garden & Pet Co., Class A(c)	33,657	1,252,377
Energizer Holdings, Inc.(b)	41,059	894,265
Reynolds Consumer Products, Inc.(b)	36,910	854,466
WD-40 Co.	6,560	1,404,824
		4,633,898
	Shares	Value
Personal Care Products-7.76%
Coty, Inc., Class A(b)(c)	248,977	$709,584
Edgewell Personal Care Co.	31,029	891,153
Interparfums, Inc.	12,299	1,444,272
		3,045,009
Tobacco-1.95%
Universal Corp.	16,786	763,763
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $37,618,306)		39,159,798
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.52%
Invesco Private Government Fund, 3.73%(d)(e)(f)	3,330,050	3,330,050
Invesco Private Prime Fund, 3.82%(d)(e)(f)	8,650,029	8,651,759
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,981,412)		11,981,809
TOTAL INVESTMENTS IN SECURITIES-130.28% (Cost $49,599,718)		51,141,607
OTHER ASSETS LESS LIABILITIES-(30.28)%		(11,886,054)
NET ASSETS-100.00%		$39,255,553

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,191	$1,599,667	$(1,615,858)	$-	$-	$-	$903
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,899,726	$33,156,546	$(31,726,222)	$-	$-	$3,330,050	$76,195 *
Invesco Private Prime Fund	4,947,457	67,127,523	(63,422,781)	57	(497)	8,651,759	205,821 *
Total	$6,863,374	$101,883,736	$(96,764,861)	$57	$(497)	$11,981,809	$282,919

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P SmallCap Energy ETF (PSCE)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Energy Equipment & Services-46.31%
Archrock, Inc.	172,659	$5,442,212
Atlas Energy Solutions, Inc.(b)	76,536	1,002,622
Bristow Group, Inc.	25,509	1,157,854
Cactus, Inc., Class A	68,769	4,835,836
Helix Energy Solutions Group, Inc.(c)	135,611	1,396,793
Helmerich & Payne, Inc.	98,929	4,311,326
Innovex International, Inc.(c)	38,129	1,169,416
Kodiak Gas Services, Inc.	96,462	5,669,072
Liberty Energy, Inc., Class A	160,662	3,166,648
Noble Corp. PLC(b)	124,162	5,690,344
Oceaneering International, Inc.(b)(c)	98,806	5,114,199
Patterson-UTI Energy, Inc.	341,989	4,322,741
RPC, Inc.(b)	88,165	575,717
Solaris Energy Infrastructure, Inc., Class B(b)	54,386	2,761,177
Tidewater, Inc.(b)(c)	45,825	4,267,224
		50,883,181
Oil, Gas & Consumable Fuels-53.50%
California Resources Corp.	72,244	3,831,099
Centrus Energy Corp., Class A(b)(c)	18,782	3,219,235
Comstock Resources, Inc.(b)(c)	78,538	1,133,303
Core Natural Resources, Inc.	49,653	5,079,502
Crescent Energy Co., Class A	241,934	3,312,077
CVR Energy, Inc.(b)	29,871	1,250,400
Dorian LPG Ltd.(b)	36,411	1,822,006
Gulfport Energy Corp.(b)(c)	14,418	2,587,310
International Seaways, Inc.	40,225	3,967,794
Kinetik Holdings, Inc., Class A	51,772	2,838,659
Magnolia Oil & Gas Corp., Class A	226,588	6,083,888
Northern Oil and Gas, Inc.(b)	103,503	2,692,113
Par Pacific Holdings, Inc.(c)	49,678	3,970,266
Peabody Energy Corp.	120,577	3,579,931
REX American Resources Corp.(c)	28,067	1,152,992
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
SM Energy Co.	224,364	$8,341,853
Talos Energy, Inc.(c)	122,286	2,110,656
World Kinect Corp.(b)	50,881	1,818,996
		58,792,080
Total Common Stocks & Other Equity Interests (Cost $91,714,963)		109,675,261

Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $139,198)	139,198	139,198
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $91,854,161)		109,814,459
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.44%
Invesco Private Government Fund, 3.73%(d)(e)(f)	5,372,267	5,372,267
Invesco Private Prime Fund, 3.82%(d)(e)(f)	13,786,493	13,789,250
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,160,665)		19,161,517
TOTAL INVESTMENTS IN SECURITIES-117.37% (Cost $111,014,826)		128,975,976
OTHER ASSETS LESS LIABILITIES-(17.37)%		(19,089,677)
NET ASSETS-100.00%		$109,886,299

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$49,958	$3,323,071	$(3,233,831)	$-	$-	$139,198	$2,388
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,157,496	$90,673,585	$(90,458,814)	$-	$-	$5,372,267	$256,399 *
Invesco Private Prime Fund	13,948,386	187,914,461	(188,068,820)	(283)	(4,494)	13,789,250	694,965 *
Total	$19,155,840	$281,911,117	$(281,761,465)	$(283)	$(4,494)	$19,300,715	$953,752

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P SmallCap Financials ETF (PSCF)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Banks-34.27%
Ameris Bancorp	4,166	$350,985
Atlantic Union Bankshares Corp., Class B	9,450	381,118
Axos Financial, Inc.(b)	3,759	363,834
Banc of California, Inc.	9,008	167,729
BancFirst Corp.(c)	1,372	149,850
Bancorp, Inc. (The)(b)	2,743	178,295
Bank of Hawaii Corp.	2,610	198,177
BankUnited, Inc.	4,823	219,929
Banner Corp.	2,238	156,973
Beacon Financial Corp.	5,518	171,334
Capitol Federal Financial, Inc.(c)	7,669	66,030
Cathay General Bancorp	4,426	270,915
Central Pacific Financial Corp.	1,714	63,795
City Holding Co.(c)	928	132,658
Community Financial System, Inc.	3,459	217,052
Customers Bancorp, Inc.(b)	2,071	161,911
CVB Financial Corp.(c)	11,073	245,488
Dime Community Bancshares, Inc., Class B(c)	2,702	109,161
Eagle Bancorp, Inc.(c)	1,826	49,832
Eastern Bankshares, Inc.	14,043	308,384
FB Financial Corp.	2,648	150,830
First Bancorp (Puerto Rico)	10,148	282,926
First Bancorp/Southern Pines NC	2,723	172,720
First Commonwealth Financial Corp.	6,668	138,028
First Financial Bancorp	6,890	224,821
First Hawaiian, Inc.	8,068	206,621
First Interstate BancSystem, Inc., Class A(c)	5,564	204,811
Fulton Financial Corp.(c)	12,499	293,227
Hanmi Financial Corp.(c)	1,940	60,140
Heritage Financial Corp.(c)	2,710	77,425
Hilltop Holdings, Inc.	2,695	102,545
Hope Bancorp, Inc.(c)	8,406	115,919
Independent Bank Corp.(c)	3,210	260,588
Lakeland Financial Corp.	1,642	97,026
National Bank Holdings Corp., Class A(c)	2,948	121,723
NBT Bancorp, Inc.	3,422	175,959
Nicolet Bankshares, Inc.	1,296	219,465
Northwest Bancshares, Inc.(c)	9,630	147,243
OFG Bancorp (Puerto Rico)	2,779	144,647
Park National Corp.(c)	1,060	207,007
Pathward Financial, Inc.(c)	1,389	113,148
Preferred Bank(c)	725	74,262
Provident Financial Services, Inc.	8,576	200,678
Renasant Corp.	6,125	250,574
S&T Bancorp, Inc.(c)	2,363	116,921
Seacoast Banking Corp. of Florida(c)	6,384	216,769
ServisFirst Bancshares, Inc.(c)	6,640	285,786
Simmons First National Corp., Class A	9,621	217,242
Southside Bancshares, Inc.(c)	1,838	58,007
Tompkins Financial Corp.(c)	833	80,901
Triumph Financial, Inc.(b)(c)	1,485	105,806
TrustCo Bank Corp.	1,149	65,171
Trustmark Corp.	3,859	177,205
United Community Banks, Inc.	7,906	275,445
WaFd, Inc.	4,865	173,972
WesBanco, Inc.	6,352	254,144
	Shares	Value
Banks-(continued)
Westamerica Bancorporation(c)	1,546	$89,745
WSFS Financial Corp.	3,454	267,512
		10,390,409
Capital Markets-14.12%
Acadian Asset Management, Inc.	1,737	163,625
Artisan Partners Asset Management, Inc., Class A(c)	4,676	199,057
BGC Group, Inc., Class A(c)	24,546	294,797
Cohen & Steers, Inc.	1,829	147,545
Donnelley Financial Solutions, Inc.(b)(c)	1,643	79,357
Lazard, Inc.(c)	7,375	318,821
MarketAxess Holdings, Inc.	2,355	382,994
Moelis & Co., Class A(c)	4,913	334,428
Piper Sandler Cos.(c)	4,479	336,194
PJT Partners, Inc., Class A	1,705	307,565
StepStone Group, Inc., Class A	4,888	255,447
StoneX Group, Inc.(b)(c)	6,988	478,538
Victory Capital Holdings, Inc., Class A	3,054	360,403
Virtu Financial, Inc., Class A	5,401	354,522
Virtus Investment Partners, Inc.(c)	414	68,517
WisdomTree, Inc.	8,283	199,289
		4,281,099
Consumer Finance-5.16%
Bread Financial Holdings, Inc.	2,669	278,830
Credit Acceptance Corp.(b)(c)	384	230,300
Dave, Inc.(b)(c)	684	245,912
Encore Capital Group, Inc.(b)(c)	1,413	137,075
Enova International, Inc.(b)	1,650	374,088
EZCORP, Inc., Class A(b)(c)	3,856	124,626
Navient Corp.	4,265	40,560
PROG Holdings, Inc.	2,636	100,511
World Acceptance Corp.(b)(c)	178	32,718
		1,564,620
Diversified REITs-2.93%
American Assets Trust, Inc.	3,114	69,941
Broadstone Net Lease, Inc.(c)	12,664	264,171
Essential Properties Realty Trust, Inc.(c)	14,280	428,400
Global Net Lease, Inc.	13,802	126,702
		889,214
Financial Services-9.33%
Enact Holdings, Inc.(c)	1,836	88,495
EVERTEC, Inc. (Puerto Rico)	4,056	120,179
HA Sustainable Infrastructure Capital, Inc.(c)	8,438	333,723
Jackson Financial, Inc., Class A	4,606	614,579
Merchants Bancorp	1,932	101,700
NCR Atleos Corp.(b)	4,891	224,595
NMI Holdings, Inc., Class A(b)	5,042	223,613
Payoneer Global, Inc.(b)	17,830	126,771
Radian Group, Inc.	8,821	316,321
Remitly Global, Inc.(b)(c)	11,404	304,943
Sezzle, Inc.(b)(c)	1,107	133,449
Walker & Dunlop, Inc.	2,256	91,436
Western Union Co. (The)	20,567	147,260
		2,827,064
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
August 31, 2026
	Shares	Value
Health Care REITs-1.63%
LTC Properties, Inc.	3,368	$135,798
Medical Properties Trust, Inc.(c)	32,287	128,179
National Health Investors, Inc.(c)	3,220	228,974
		492,951
Hotel & Resort REITs-4.47%
Apple Hospitality REIT, Inc.	14,588	232,679
DiamondRock Hospitality Co.	13,463	165,729
Pebblebrook Hotel Trust(c)	7,462	135,211
Ryman Hospitality Properties, Inc.	4,505	571,054
Sunstone Hotel Investors, Inc.	12,266	137,011
Xenia Hotels & Resorts, Inc.	6,073	113,869
		1,355,553
Industrial REITs-2.67%
Innovative Industrial Properties, Inc.(c)	1,891	107,636
LXP Industrial Trust	3,909	237,315
Terreno Realty Corp.	7,023	464,993
		809,944
Insurance-8.33%
AMERISAFE, Inc.	1,230	32,029
Assured Guaranty Ltd.	2,741	204,753
Employers Holdings, Inc.(c)	1,199	58,859
F&G Annuities & Life, Inc.(c)	2,438	58,024
Genworth Financial, Inc., Class A(b)	25,440	252,874
Goosehead Insurance, Inc., Class A(b)(c)	1,557	106,888
HCI Group, Inc.	694	128,897
Horace Mann Educators Corp.	2,659	135,317
Kemper Corp.	3,869	109,028
Lincoln National Corp.	11,238	478,626
Mercury General Corp.	1,750	178,430
Palomar Holdings, Inc.	1,760	233,323
Safety Insurance Group, Inc.	965	100,109
SiriusPoint Ltd.(b)	6,888	166,621
Stewart Information Services Corp.(c)	2,005	137,643
Trupanion, Inc.(b)(c)	2,238	65,238
United Fire Group, Inc.	1,455	78,381
		2,525,040
Mortgage REITs-3.20%
Adamas Trust, Inc.	5,489	53,463
Arbor Realty Trust, Inc.(c)	12,646	63,356
ARMOUR Residential REIT, Inc.(c)	8,168	132,485
Blackstone Mortgage Trust, Inc., Class A(c)	10,289	143,017
Ellington Financial, Inc.	8,242	110,278
Franklin BSP Realty Trust, Inc.(c)	5,059	42,344
PennyMac Mortgage Investment Trust(c)	5,734	53,441
Rithm Capital Corp.(c)	36,877	369,876
		968,260
Office REITs-2.41%
Douglas Emmett, Inc.(c)	11,027	127,472
Easterly Government Properties, Inc.	2,896	71,039
Highwoods Properties, Inc.	7,325	224,145
JBG SMITH Properties(c)	3,828	46,128
SL Green Realty Corp.(c)	4,697	262,938
		731,722
Real Estate Management & Development-1.50%
AGNT, Inc.(c)	6,133	25,268
	Shares	Value
Real Estate Management & Development-(continued)
Cushman & Wakefield Ltd.(b)	15,423	$208,056
Marcus & Millichap, Inc.(c)	1,538	48,693
St. Joe Co. (The)	2,609	172,455
		454,472
Residential REITs-0.30%
Centerspace(c)	1,104	57,949
NexPoint Residential Trust, Inc.	1,439	34,119
		92,068
Retail REITs-6.73%
Acadia Realty Trust(c)	8,789	179,911
Curbline Properties Corp.(c)	6,392	190,673
Getty Realty Corp.(c)	3,664	118,787
InvenTrust Properties Corp.(c)	5,133	165,847
Macerich Co. (The)	18,778	443,536
NETSTREIT Corp.(c)	6,402	130,345
Phillips Edison & Co., Inc.	8,322	321,645
Saul Centers, Inc.	823	26,838
Tanger, Inc.(c)	7,626	287,577
Urban Edge Properties	8,294	175,501
		2,040,660
Specialized REITs-2.75%
Four Corners Property Trust, Inc.	7,225	179,758
Millrose Properties, Inc.	10,184	309,797
Outfront Media, Inc.	10,117	297,238
Safehold, Inc.(c)	3,010	45,571
		832,364
Total Common Stocks & Other Equity Interests (Cost $26,966,312)		30,255,440

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $33,272)	33,272	33,272
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $26,999,584)		30,288,712
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.32%
Invesco Private Government Fund, 3.73%(d)(e)(f)	2,257,295	2,257,295
Invesco Private Prime Fund, 3.82%(d)(e)(f)	5,721,269	5,722,413
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,979,271)		7,979,708
TOTAL INVESTMENTS IN SECURITIES-126.23% (Cost $34,978,855)		38,268,420
OTHER ASSETS LESS LIABILITIES-(26.23)%		(7,951,020)
NET ASSETS-100.00%		$30,317,400
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
August 31, 2026
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,918	$885,271	$(887,917)	$-	$-	$33,272	$684
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	721,674	13,410,790	(11,875,169)	-	-	2,257,295	46,172 *
Invesco Private Prime Fund	1,877,453	31,416,456	(27,571,566)	305	(235)	5,722,413	124,134 *
Total	$2,635,045	$45,712,517	$(40,334,652)	$305	$(235)	$8,012,980	$170,990

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap Health Care ETF (PSCH)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Biotechnology-25.04%
Acadia Pharmaceuticals, Inc.(b)	118,772	$3,433,699
ADMA Biologics, Inc.(b)(c)	217,280	2,040,259
Alkermes PLC(b)(c)	156,257	7,342,516
Arcus Biosciences, Inc.(b)(c)	81,341	2,381,665
Protagonist Therapeutics, Inc.(b)	56,664	8,372,106
PTC Therapeutics, Inc.(b)	77,767	5,407,917
Sarepta Therapeutics, Inc.(b)(c)	98,979	2,081,528
TG Therapeutics, Inc.(b)(c)	123,567	6,709,688
Veracyte, Inc.(b)(c)	74,801	3,230,655
Vericel Corp.(b)	47,870	1,910,013
Vir Biotechnology, Inc.(b)(c)	113,838	1,245,388
Xencor, Inc.(b)(c)	69,495	1,894,781
		46,050,215
Health Care Equipment & Supplies-26.67%
Artivion, Inc.(b)(c)	40,050	1,080,949
CONMED Corp.(c)	28,232	1,407,365
Enovis Corp.(b)(c)	53,957	1,326,803
Glaukos Corp.(b)	55,048	9,884,419
ICU Medical, Inc.(b)	23,444	4,054,640
Inspire Medical Systems, Inc.(b)(c)	24,582	1,548,420
Integer Holdings Corp.(b)	31,817	3,985,079
Integra LifeSciences Holdings Corp.(b)(c)	62,716	1,061,155
LeMaitre Vascular, Inc.(c)	19,693	1,580,954
Merit Medical Systems, Inc.(b)(c)	55,923	5,069,979
Neogen Corp.(b)(c)	204,038	2,358,679
Omnicell, Inc.(b)(c)	42,649	1,499,539
QuidelOrtho Corp.(b)(c)	63,934	922,568
STAAR Surgical Co.(b)(c)	46,658	1,054,004
Tandem Diabetes Care, Inc.(b)(c)	64,253	1,414,208
Teleflex, Inc.	41,497	5,894,649
TransMedics Group, Inc.(b)(c)	32,395	2,749,364
UFP Technologies, Inc.(b)(c)	7,266	2,164,905
		49,057,679
Health Care Providers & Services-19.05%
Acadia Healthcare Co., Inc.(b)	86,218	2,376,168
AdaptHealth Corp.(b)	101,083	565,054
Addus HomeCare Corp.(b)	17,145	1,966,017
Alignment Healthcare, Inc.(b)(c)	155,037	2,077,496
AMN Healthcare Services, Inc.(b)	36,362	1,246,490
Astrana Health, Inc.(b)(c)	39,792	1,516,473
Concentra Group Holdings Parent, Inc.	111,557	3,763,933
CorVel Corp.(b)	29,256	2,015,153
LifeStance Health Group, Inc.(b)(c)	214,756	2,654,384
National HealthCare Corp.	11,722	2,538,165
NeoGenomics, Inc.(b)(c)	122,058	2,186,059
Pediatrix Medical Group, Inc.(b)(c)	75,168	1,971,657
Privia Health Group, Inc.(b)	111,025	2,274,902
Progyny, Inc.(b)	68,302	1,747,848
RadNet, Inc.(b)(c)	66,346	5,030,354
U.S. Physical Therapy, Inc.	14,257	1,108,339
		35,038,492
Health Care Technology-2.94%
Certara, Inc.(b)(c)	109,387	906,818
HealthStream, Inc.	21,910	636,486
	Shares	Value
Health Care Technology-(continued)
Schrodinger, Inc.(b)(c)	53,477	$1,042,801
Waystar Holding Corp.(b)(c)	107,883	2,824,377
		5,410,482
Life Sciences Tools & Services-2.32%
Azenta, Inc.(b)(c)	38,453	1,255,490
BioLife Solutions, Inc.(b)	37,096	1,375,149
Fortrea Holdings, Inc.(b)(c)	88,676	1,628,978
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,053	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,053	0
		4,259,617
Pharmaceuticals-23.95%
Amneal Pharmaceuticals, Inc.(b)	161,487	2,821,178
Amphastar Pharmaceuticals, Inc.(b)(c)	31,814	716,769
ANI Pharmaceuticals, Inc.(b)(c)	17,103	1,252,795
Collegium Pharmaceutical, Inc.(b)	30,398	748,095
Corcept Therapeutics, Inc.(b)	89,573	10,153,100
Harmony Biosciences Holdings, Inc.(b)	37,444	1,474,545
Indivior Pharmaceuticals, Inc.(b)(c)	114,289	3,992,115
Innoviva, Inc.(b)	65,729	1,365,191
Ligand Pharmaceuticals, Inc.(b)(c)	18,794	5,339,375
Liquidia Corp.(b)(c)	65,843	4,488,517
Organon & Co.	246,155	3,387,093
Pacira BioSciences, Inc.(b)	36,872	954,985
Perrigo Co. PLC	129,713	1,898,998
Phibro Animal Health Corp., Class A	19,762	745,818
Prestige Consumer Healthcare, Inc.(b)(c)	44,415	2,299,809
Supernus Pharmaceuticals, Inc.(b)	54,396	2,404,847
		44,043,230
Total Common Stocks & Other Equity Interests (Cost $169,893,507)		183,859,715

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)(f) (Cost $20,622)	20,622	20,622
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $169,914,129)		183,880,337
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.27%
Invesco Private Government Fund, 3.73%(e)(f)(g)	15,477,192	15,477,192
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
August 31, 2026
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(e)(f)(g)	40,191,344	$40,199,382
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,673,654)		55,676,574
TOTAL INVESTMENTS IN SECURITIES-130.25% (Cost $225,587,783)		239,556,911
OTHER ASSETS LESS LIABILITIES-(30.25)%		(55,642,024)
NET ASSETS-100.00%		$183,914,887

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,829	$2,716,028	$(2,715,235)	$-	$-	$20,622	$2,146
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,271,213	89,243,781	(85,037,802)	-	-	15,477,192	461,600 *
Invesco Private Prime Fund	29,323,616	163,000,552	(152,123,217)	999	(2,568)	40,199,382	1,233,072 *
Total	$40,614,658	$254,960,361	$(239,876,254)	$999	$(2,568)	$55,697,196	$1,696,818

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap Industrials ETF (PSCI)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Aerospace & Defense-6.96%
AAR Corp.(b)(c)	22,649	$2,928,289
Karman Holdings, Inc.(b)(c)	52,811	2,189,016
Mercury Systems, Inc.(b)	30,504	2,663,914
National Presto Industries, Inc.(c)	3,053	463,171
V2X, Inc.(b)(c)	11,801	910,565
VSE Corp.(c)	16,205	3,381,660
		12,536,615
Air Freight & Logistics-0.77%
Hub Group, Inc., Class A	35,022	1,396,327
Building Products-12.06%
Apogee Enterprises, Inc.	12,242	478,172
Armstrong World Industries, Inc.	24,654	4,254,787
AZZ, Inc.	17,254	2,366,559
CSW Industrials, Inc.(c)	9,508	2,937,497
Gibraltar Industries, Inc.(b)(c)	17,144	771,308
Griffon Corp.	22,276	2,169,460
Hayward Holdings, Inc.(b)(c)	115,425	1,621,721
MasterBrand, Inc.(b)(c)	117,324	967,923
Quanex Building Products Corp.(c)	26,218	503,910
Resideo Technologies, Inc.(b)	80,716	1,562,662
Zurn Elkay Water Solutions Corp.	85,789	4,100,714
		21,734,713
Commercial Services & Supplies-13.52%
ABM Industries, Inc.	33,846	1,578,239
Brady Corp., Class A	25,214	2,285,649
Casella Waste Systems, Inc., Class A(b)(c)	36,163	3,336,037
CoreCivic, Inc.(b)(c)	57,143	1,898,291
Deluxe Corp.	26,447	610,926
GEO Group, Inc. (The)(b)	75,699	2,407,985
Healthcare Services Group, Inc.(b)	39,659	872,101
HNI Corp.	40,368	1,955,022
Interface, Inc.	33,543	1,271,951
Liquidity Services, Inc.(b)	13,656	569,182
MillerKnoll, Inc.	39,500	892,305
OPENLANE, Inc.(b)	65,409	2,328,560
Pitney Bowes, Inc.	72,060	1,234,388
UniFirst Corp.	8,390	2,320,674
Vestis Corp.(b)(c)	64,867	811,486
		24,372,796
Construction & Engineering-14.55%
Arcosa, Inc.	28,362	4,120,999
Argan, Inc.	8,064	3,427,119
Construction Partners, Inc., Class A(b)(c)	27,711	2,942,908
Everus Construction Group, Inc.(b)	29,475	3,393,457
Granite Construction, Inc.	25,261	3,045,466
MYR Group, Inc.(b)	8,991	2,620,157
Primoris Services Corp.	31,321	2,258,557
Tutor Perini Corp.	25,511	2,258,234
WillScot Holdings Corp.	104,493	2,163,005
		26,229,902
Electrical Equipment-2.29%
Powell Industries, Inc.	16,411	2,949,549
Sunrun, Inc.(b)(c)	137,864	1,181,495
		4,131,044
	Shares	Value
Ground Transportation-5.91%
ArcBest Corp.	12,872	$1,775,950
Heartland Express, Inc.(c)	26,338	325,538
Lyft, Inc., Class A(b)(c)	219,219	3,704,801
Marten Transport Ltd.(c)	33,453	482,392
RXO, Inc.(b)(c)	95,177	2,022,511
Schneider National, Inc., Class B	28,732	991,542
Werner Enterprises, Inc.	34,668	1,358,292
		10,661,026
Machinery-22.99%
Alamo Group, Inc.	6,260	1,030,271
Albany International Corp., Class A	16,419	910,105
Astec Industries, Inc.	13,288	565,404
Atmus Filtration Technologies, Inc.	47,133	2,226,092
Enerpac Tool Group Corp.	29,789	1,111,725
Enpro, Inc.	12,205	3,615,365
ESCO Technologies, Inc.	14,962	4,085,075
Federal Signal Corp.(c)	35,239	4,122,963
Franklin Electric Co., Inc.	21,927	2,194,673
Gates Industrial Corp Ltd.(b)	146,616	3,750,437
Greenbrier Cos., Inc. (The)(c)	17,875	805,626
JBT Marel Corp.(c)	30,069	3,514,164
Kadant, Inc.(c)	6,829	2,042,827
Kennametal, Inc.	44,062	1,292,779
Lindsay Corp.(c)	6,005	690,035
Midera Food Processing, Inc.(b)	24,052	1,127,558
Mueller Water Products, Inc., Class A	90,459	2,183,680
Proto Labs, Inc.(b)	13,751	1,100,905
Standex International Corp.	6,991	2,025,013
Tennant Co.	9,836	684,586
Trinity Industries, Inc.	45,985	1,325,288
Worthington Enterprises, Inc.	17,929	1,029,842
		41,434,413
Marine Transportation-2.18%
Matson, Inc.	17,474	3,928,330
Passenger Airlines-2.19%
Allegiant Travel Co.(b)(c)	12,962	985,760
JetBlue Airways Corp.(b)(c)	172,007	791,232
SkyWest, Inc.(b)	22,892	2,166,957
		3,943,949
Professional Services-12.41%
Amentum Holdings, Inc.(b)	88,981	1,778,730
Concentrix Corp.(c)	24,961	751,326
First Advantage Corp.(b)(c)	52,601	1,105,673
Insperity, Inc.	20,947	1,117,522
Korn Ferry(c)	29,947	2,561,966
Legalzoom.com, Inc.(b)(c)	64,334	400,801
ManpowerGroup, Inc.(c)	26,863	1,691,026
Mobility Global, Inc.	175,047	3,553,454
Paycom Software, Inc.	23,969	5,730,988
Robert Half, Inc.	58,139	2,636,022
Upwork, Inc.(b)(c)	71,288	643,731
Verra Mobility Corp., Class A(b)	87,513	387,683
		22,358,922
Trading Companies & Distributors-4.08%
Boise Cascade Co.	20,342	1,586,879
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
August 31, 2026
	Shares	Value
Trading Companies & Distributors-(continued)
DNOW, Inc.(b)	105,560	$1,692,127
DXP Enterprises, Inc.(b)	7,260	1,362,920
Rush Enterprises, Inc., Class A	35,218	2,705,799
		7,347,725
Total Common Stocks & Other Equity Interests (Cost $152,965,249)		180,075,762

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $73,171)	73,171	73,171
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $153,038,420)		180,148,933
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.25%
Invesco Private Government Fund, 3.73%(d)(e)(f)	9,643,634	$9,643,634
Invesco Private Prime Fund, 3.82%(d)(e)(f)	25,043,976	25,048,985
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,691,028)		34,692,619
TOTAL INVESTMENTS IN SECURITIES-119.20% (Cost $187,729,448)		214,841,552
OTHER ASSETS LESS LIABILITIES-(19.20)%		(34,612,800)
NET ASSETS-100.00%		$180,228,752

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$54,418	$8,742,825	$(8,724,072)	$-	$-	$73,171	$3,906
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,335,262	78,165,824	(72,857,452)	-	-	9,643,634	246,243 *
Invesco Private Prime Fund	11,275,322	184,806,043	(171,032,356)	879	(903)	25,048,985	666,511 *
Total	$15,665,002	$271,714,692	$(252,613,880)	$879	$(903)	$34,765,790	$916,660

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Information Technology ETF (PSCT)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communications Equipment-9.45%
Calix, Inc.(b)	126,039	$4,804,607
Digi International, Inc.(b)(c)	81,871	6,135,413
Extreme Networks, Inc.(b)	283,988	6,386,890
Harmonic, Inc.(b)(c)	235,602	2,822,512
NetScout Systems, Inc.(b)(c)	147,491	5,727,075
Viasat, Inc.(b)(c)	294,961	19,842,026
		45,718,523
Electronic Equipment, Instruments & Components-24.73%
ADI Global Distribution, Inc.(b)(c)	151,260	3,308,056
Arlo Technologies, Inc.(b)(c)	235,850	3,101,428
Badger Meter, Inc.(c)	63,378	8,585,818
Benchmark Electronics, Inc.	77,908	5,475,374
CTS Corp.(c)	62,091	3,506,279
ePlus, Inc.(c)	56,777	4,994,673
Insight Enterprises, Inc.(b)(c)	65,589	10,298,785
Itron, Inc.(b)(c)	96,283	9,340,414
Knowles Corp.(b)(c)	185,798	6,350,576
Mirion Technologies, Inc.(b)(c)	531,278	8,006,359
Napco Security Technologies, Inc.(c)	77,582	2,811,572
OSI Systems, Inc.(b)(c)	33,646	6,995,340
PC Connection, Inc.	24,651	1,968,875
Plexus Corp.(b)(d)	58,101	13,913,446
Ralliant Corp.	243,066	15,004,464
Rogers Corp.(b)(c)	36,046	4,526,296
ScanSource, Inc.(b)(c)	40,605	2,318,139
Vishay Intertechnology, Inc.	301,862	9,185,661
		119,691,555
IT Services-4.19%
DXC Technology Co.(b)(c)	355,002	4,011,522
EPAM Systems, Inc.(b)	113,449	13,367,696
Everforth, Inc.(b)(c)	89,033	2,886,450
		20,265,668
Semiconductors & Semiconductor Equipment-30.05%
ACM Research, Inc., A Shares (China)(b)	123,918	9,023,709
Alpha & Omega Semiconductor Ltd.(b)(c)	53,945	1,330,284
Axcelis Technologies, Inc.(b)	66,740	7,697,124
Cohu, Inc.(b)(c)	102,442	4,722,576
Diodes, Inc.(b)(c)	99,771	9,059,207
Enphase Energy, Inc.(b)(c)	286,203	10,423,513
FormFactor, Inc.(b)(c)(d)	169,282	17,031,462
Ichor Holdings Ltd.(b)	75,461	4,042,446
Impinj, Inc.(b)(c)	58,867	10,261,695
Kulicke & Soffa Industries, Inc. (Singapore)(c)	113,643	9,098,259
MaxLinear, Inc.(b)(c)	182,785	10,950,649
PDF Solutions, Inc.(b)(c)	81,826	3,639,620
Penguin Solutions, Inc.(b)(c)	100,283	4,921,890
Photronics, Inc.(b)(c)	128,046	3,603,214
Power Integrations, Inc.(c)	120,998	6,216,877
Qorvo, Inc.(b)	173,924	16,710,618
SolarEdge Technologies, Inc.(b)(c)	132,068	4,252,590
Ultra Clean Holdings, Inc.(b)	97,345	6,602,911
Veeco Instruments, Inc.(b)(c)	132,535	5,871,301
		145,459,945
	Shares	Value
Software-30.24%
A10 Networks, Inc.(c)	156,346	$3,969,625
ACI Worldwide, Inc.(b)(c)	220,762	11,762,199
Adeia, Inc.	239,507	6,042,762
Agilysys, Inc.(b)(c)	55,394	6,448,416
Alarm.com Holdings, Inc.(b)(c)	107,406	6,182,289
Blackbaud, Inc.(b)(c)	76,663	3,684,424
BlackLine, Inc.(b)(c)	107,003	3,554,640
Box, Inc., Class A(b)(c)	300,648	10,757,185
CleanSpark, Inc.(b)(c)	557,234	6,475,059
Clear Secure, Inc., Class A	198,819	8,777,859
Five9, Inc.(b)(c)	166,261	5,745,980
Life360, Inc.(b)(c)	175,963	7,541,774
LiveRamp Holdings, Inc.(b)(c)	137,078	5,170,582
MARA Holdings, Inc.(b)(c)	827,941	8,916,925
N-able, Inc.(b)(c)	163,627	651,235
NCR Voyix Corp.(b)(c)	299,252	2,507,732
Progress Software Corp.(b)(c)	91,367	4,227,551
Q2 Holdings, Inc.(b)(c)	135,938	8,841,408
RingCentral, Inc., Class A(c)	160,865	11,199,421
Sprinklr, Inc., Class A(b)(c)	245,180	2,012,928
SPS Commerce, Inc.(b)(c)	79,723	6,808,344
Tenable Holdings, Inc.(b)(c)	239,459	9,135,361
Teradata Corp.(b)(c)	204,341	5,925,889
		146,339,588
Technology Hardware, Storage & Peripherals-1.31%
Corsair Gaming, Inc.(b)(c)	102,123	1,240,794
Diebold Nixdorf, Inc.(b)(c)	75,196	5,101,297
		6,342,091
Total Common Stocks & Other Equity Interests (Cost $398,688,996)		483,817,370

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)(f) (Cost $157,056)	157,056	157,056
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $398,846,052)		483,974,426
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.34%
Invesco Private Government Fund, 3.73%(e)(f)(g)	43,555,121	43,555,121
Invesco Private Prime Fund, 3.82%(e)(f)(g)	112,961,067	112,983,659
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $156,530,461)		156,538,780
TOTAL INVESTMENTS IN SECURITIES-132.34% (Cost $555,376,513)		640,513,206
OTHER ASSETS LESS LIABILITIES-(32.34)%		(156,537,081)
NET ASSETS-100.00%		$483,976,125
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2J.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,891,838	$(2,734,782)	$-	$-	$157,056	$4,603
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,374,609	260,566,956	(238,386,444)	-	-	43,555,121	1,203,225 *
Invesco Private Prime Fund	55,839,807	553,505,392	(496,353,619)	5,128	(13,049)	112,983,659	3,233,642 *
Total	$77,214,416	$816,964,186	$(737,474,845)	$5,128	$(13,049)	$156,695,836	$4,441,470

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Materials ETF (PSCM)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Chemicals-71.67%
Balchem Corp.	8,810	$1,549,591
Celanese Corp.	30,071	1,367,629
Chemours Co. (The)	44,444	691,549
Eastman Chemical Co.	31,356	2,271,429
Element Solutions, Inc.	62,792	2,231,628
FMC Corp.(b)	36,957	426,114
H.B. Fuller Co.	15,771	866,616
Hawkins, Inc.	6,174	742,547
Ingevity Corp.(c)	10,276	712,024
Innospec, Inc.	7,280	683,301
Koppers Holdings, Inc.	5,684	260,725
Minerals Technologies, Inc.	9,164	649,911
Quaker Chemical Corp.(b)	4,054	672,153
Sensient Technologies Corp.	11,673	1,575,154
Stepan Co.	6,377	399,264
		15,099,635
Construction Materials-1.76%
United States Lime & Minerals, Inc.(b)	3,129	369,629
Containers & Packaging-1.56%
O-I Glass, Inc.(b)(c)	45,309	329,396
Metals & Mining-23.26%
Alpha Metallurgical Resources, Inc.(b)(c)	3,156	743,869
Century Aluminum Co.(b)(c)	16,329	747,378
Kaiser Aluminum Corp.	4,785	759,762
Materion Corp.	4,307	1,016,797
Metallus, Inc.(b)(c)	10,581	206,541
Warrior Met Coal, Inc.(b)	10,123	1,095,714
Worthington Steel, Inc.	9,610	331,065
		4,901,126
	Shares	Value
Paper & Forest Products-1.68%
Sylvamo Corp.(b)	9,865	$354,351
Total Common Stocks & Other Equity Interests (Cost $19,858,518)		21,054,137

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $7,815)	7,815	7,815
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $19,866,333)		21,061,952
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.87%
Invesco Private Government Fund, 3.73%(d)(e)(f)	1,163,759	1,163,759
Invesco Private Prime Fund, 3.82%(d)(e)(f)	3,020,983	3,021,587
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,185,407)		4,185,346
TOTAL INVESTMENTS IN SECURITIES-119.84% (Cost $24,051,740)		25,247,298
OTHER ASSETS LESS LIABILITIES-(19.84)%		(4,179,017)
NET ASSETS-100.00%		$21,068,281

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,447	$315,381	$(314,013)	$-	$-	$7,815	$374
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$612,267	$13,575,504	$(13,024,012)	$-	$-	$1,163,759	$23,066 *
Invesco Private Prime Fund	1,880,084	34,529,030	(33,387,081)	(175)	(271)	3,021,587	61,966 *
Total	$2,498,798	$48,419,915	$(46,725,106)	$(175)	$(271)	$4,193,161	$85,406

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Diversified Telecommunication Services-12.07%
Cogent Communications Holdings, Inc.	7,747	$73,906
Iridium Communications, Inc.(b)	17,166	806,459
Lumen Technologies, Inc.(c)	153,876	961,725
Shenandoah Telecommunications Co.(b)	7,446	92,107
		1,934,197
Electric Utilities-8.78%
Hawaiian Electric Industries, Inc.(b)(c)	27,998	314,138
MGE Energy, Inc.	6,121	475,541
Otter Tail Corp.(b)	6,818	616,824
		1,406,503
Entertainment-14.43%
Cinemark Holdings, Inc.(b)	16,707	594,936
Madison Square Garden Sports Corp., Class A(c)	2,919	1,123,027
Sphere Entertainment Co.(b)(c)	4,368	595,359
		2,313,322
Gas Utilities-9.55%
Chesapeake Utilities Corp.	3,892	519,738
MDU Resources Group, Inc.	33,942	676,124
Northwest Natural Holding Co.	6,824	334,854
		1,530,716
Independent Power and Renewable Electricity Producers-3.90%
Clearway Energy, Inc., Class C	19,680	624,840
Interactive Media & Services-21.37%
CarGurus, Inc.(b)(c)	12,320	439,331
Match Group, Inc.	37,873	1,539,538
People, Inc.(b)(c)	10,122	387,470
QuinStreet, Inc.(c)	9,315	181,084
TripAdvisor, Inc.(b)(c)	18,871	179,652
Yelp, Inc.(b)(c)	8,472	189,349
Ziff Davis, Inc.(b)(c)	5,973	329,411
ZoomInfo Technologies, Inc., Class A(b)(c)	42,063	178,347
		3,424,182
Media-8.59%
John Wiley & Sons, Inc., Class A(b)	6,350	332,676
Scholastic Corp.	2,656	101,990
Versant Media Group, Inc.	22,913	942,183
		1,376,849
Multi-Utilities-4.08%
Avista Corp.	13,402	498,018
Unitil Corp.	2,917	156,176
		654,194
	Shares	Value
Software-1.73%
DoubleVerify Holdings, Inc.(b)(c)	20,658	$276,817
Specialized REITs-1.83%
Uniti Group, Inc.(b)(c)	29,536	292,997
Water Utilities-10.19%
American States Water Co.	6,363	568,152
California Water Service Group	9,707	485,059
H2O America	6,378	404,174
Middlesex Water Co.	3,020	175,160
		1,632,545
Wireless Telecommunication Services-3.30%
Telephone and Data Systems, Inc.(b)	15,687	528,338
Total Common Stocks & Other Equity Interests (Cost $15,297,616)		15,995,500

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $11,641)	11,641	11,641
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $15,309,257)		16,007,141
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.98%
Invesco Private Government Fund, 3.73%(d)(e)(f)	1,202,249	1,202,249
Invesco Private Prime Fund, 3.82%(d)(e)(f)	3,120,594	3,121,218
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,323,243)		4,323,467
TOTAL INVESTMENTS IN SECURITIES-126.87% (Cost $19,632,500)		20,330,608
OTHER ASSETS LESS LIABILITIES-(26.87)%		(4,305,392)
NET ASSETS-100.00%		$16,025,216

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
August 31, 2026

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,286	$1,185,051	$(1,176,696)	$-	$-	$11,641	$566
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	742,607	12,414,731	(11,955,089)	-	-	1,202,249	38,268 *
Invesco Private Prime Fund	1,930,164	25,090,686	(23,899,591)	199	(240)	3,121,218	103,557 *
Total	$2,676,057	$38,690,468	$(37,031,376)	$199	$(240)	$4,335,108	$142,391

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

25

Statements of Assets and Liabilities
August 31, 2026

	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)
Assets:
Unaffiliated investments in securities, at value(a)	$414,399,726	$24,428,551	$39,159,798	$109,675,261
Affiliated investments in securities, at value	136,713,050	8,125,321	11,981,809	19,300,715
Receivable for:
Dividends	45,118	16,288	124,162	91,773
Securities lending	48,148	1,582	3,521	4,924
Investments sold	-	-	63,541	-
Total assets	551,206,042	32,571,742	51,332,831	129,072,673
Liabilities:
Due to custodian	-	-	85,552	-
Payable for:
Collateral upon return of securities loaned	135,933,084	8,124,293	11,981,412	19,160,665
Fund shares repurchased	-	-	-	-
Accrued unitary management fees	225,349	5,970	10,314	25,709
Total liabilities	136,158,433	8,130,263	12,077,278	19,186,374
Net Assets	$415,047,609	$24,441,479	$39,255,553	$109,886,299
Net assets consist of:
Shares of beneficial interest	$899,640,053	$44,468,821	$63,555,405	$174,244,661
Distributable earnings (loss)	(484,592,444)	(20,027,342)	(24,299,852)	(64,358,362)
Net Assets	$415,047,609	$24,441,479	$39,255,553	$109,886,299
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,790,000	210,000	1,060,000	1,753,970
Net asset value	$109.51	$116.39	$37.03	$62.65
Market price	$109.49	$116.38	$37.03	$62.63
Unaffiliated investments in securities, at cost	$404,525,420	$25,031,160	$37,618,306	$91,714,963
Affiliated investments in securities, at cost	$136,707,848	$8,125,045	$11,981,412	$19,299,863
(a)Includes securities on loan with an aggregate value of:	$131,671,165	$7,820,803	$11,506,985	$18,877,749
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$30,255,440	$183,859,715	$180,075,762	$483,817,370	$21,054,137	$15,995,500
8,012,980	55,697,196	34,765,790	156,695,836	4,193,161	4,335,108

33,975	68,102	123,139	92,744	11,113	21,149
1,356	7,888	4,960	24,137	492	923
-	-	3,430,101	-	-	-
38,303,751	239,632,901	218,399,752	640,630,087	25,258,903	20,352,680

-	-	-	-	-	-

7,979,271	55,673,654	34,691,028	156,530,461	4,185,407	4,323,243
-	-	3,432,898	-	-	-
7,080	44,360	47,074	123,501	5,215	4,221
7,986,351	55,718,014	38,171,000	156,653,962	4,190,622	4,327,464
$30,317,400	$183,914,887	$180,228,752	$483,976,125	$21,068,281	$16,025,216

$37,944,454	$341,977,009	$160,632,005	$419,387,467	$25,283,610	$27,906,594
(7,627,054)	(158,062,122)	19,596,747	64,588,658	(4,215,329)	(11,881,378)
$30,317,400	$183,914,887	$180,228,752	$483,976,125	$21,068,281	$16,025,216
460,000	3,370,000	1,050,000	6,280,000	210,000	250,000
$65.91	$54.57	$171.65	$77.07	$100.33	$64.10
$65.86	$54.59	$171.58	$77.04	$100.31	$64.08
$26,966,312	$169,893,507	$152,965,249	$398,688,996	$19,858,518	$15,297,616
$8,012,543	$55,694,276	$34,764,199	$156,687,517	$4,193,222	$4,334,884
$7,714,662	$54,446,490	$33,008,721	$153,483,521	$4,129,404	$4,148,265

27

Statements of Operations
For the year ended August 31, 2026

	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)
Investment income:
Unaffiliated dividend income	$735,341	$275,477	$781,532	$2,445,092
Affiliated dividend income	13,563	382	903	2,388
Non-cash dividend income	431,530	-	-	-
Securities lending income, net	562,389	22,584	30,109	52,517
Foreign withholding tax	(9,316)	-	-	-
Total investment income	1,733,507	298,443	812,544	2,499,997
Expenses:
Unitary management fees	3,234,953	65,371	102,929	260,397
Less: Waivers	(353)	(10)	(24)	(65)
Net expenses	3,234,600	65,361	102,905	260,332
Net investment income (loss)	(1,501,093)	233,082	709,639	2,239,665
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	39,921,320	(1,306,698)	(7,689,798)	(6,411,694)
Affiliated investment securities	(4,378)	(725)	(497)	(4,494)
In-kind redemptions	186,968,569	3,169,753	2,196,506	8,215,836
Net realized gain (loss)	226,885,511	1,862,330	(5,493,789)	1,799,648
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(98,870,275)	(1,160,098)	7,276,788	31,975,840
Affiliated investment securities	(4,987)	(48)	57	(283)
Change in net unrealized appreciation (depreciation)	(98,875,262)	(1,160,146)	7,276,845	31,975,557
Net realized and unrealized gain	128,010,249	702,184	1,783,056	33,775,205
Net increase in net assets resulting from operations	$126,509,156	$935,266	$2,492,695	$36,014,870
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$634,091	$302,263	$1,291,088	$725,416	$219,372	$196,913
684	2,146	3,906	4,603	374	566
-	-	-	-	-	-
8,610	67,440	38,495	187,159	3,141	6,455
(1,433)	-	-	-	-	-
641,952	371,849	1,333,489	917,178	222,887	203,934

66,083	421,002	473,476	1,154,810	48,060	43,446
(18)	(57)	(102)	(122)	(10)	(15)
66,065	420,945	473,374	1,154,688	48,050	43,431
575,887	(49,096)	860,115	(237,510)	174,837	160,503

(427,022)	2,751,620	(5,317,711)	36,131,280	1,586,743	(859,594)
(235)	(2,568)	(903)	(13,049)	(271)	(240)
1,219,832	5,840,629	25,876,559	87,633,589	605,797	1,685,647
792,575	8,589,681	20,557,945	123,751,820	2,192,269	825,813

1,789,345	30,473,005	2,669,591	41,318,408	644,045	1,154,700
305	999	879	5,128	(175)	199
1,789,650	30,474,004	2,670,470	41,323,536	643,870	1,154,899
2,582,225	39,063,685	23,228,415	165,075,356	2,836,139	1,980,712
$3,158,112	$39,014,589	$24,088,530	$164,837,846	$3,010,976	$2,141,215

29

Statements of Changes in Net Assets
For the years ended August 31, 2026 and 2025

	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)		Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
	2026	2025	2026	2025
Operations:
Net investment income (loss)	$(1,501,093)	$1,201,993	$233,082	$221,923
Net realized gain (loss)	226,885,511	32,861,097	1,862,330	(926,545)
Change in net unrealized appreciation (depreciation)	(98,875,262)	(69,760,452)	(1,160,146)	1,625,195
Net increase (decrease) in net assets resulting from operations	126,509,156	(35,697,362)	935,266	920,573
Distributions to Shareholders from:
Distributable earnings	(40,775)	(6,747,836)	(235,382)	(274,797)
Shareholder Transactions:
Proceeds from shares sold	321,887,782	91,071,416	17,894,924	-
Value of shares repurchased	(721,151,340)	(326,182,115)	(15,447,068)	(5,037,019)
Net increase (decrease) in net assets resulting from share transactions	(399,263,558)	(235,110,699)	2,447,856	(5,037,019)
Net increase (decrease) in net assets	(272,795,177)	(277,555,897)	3,147,740	(4,391,243)
Net assets:
Beginning of year	687,842,786	965,398,683	21,293,739	25,684,982
End of year	$415,047,609	$687,842,786	$24,441,479	$21,293,739
Changes in Shares Outstanding:
Shares sold	3,300,000	1,010,000	160,000	-
Shares repurchased	(7,220,000)	(3,760,000)	(140,000)	(50,000)
Shares outstanding, beginning of year	7,710,000	10,460,000	190,000	240,000
Shares outstanding, end of year	3,790,000	7,710,000	210,000	190,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P SmallCap Consumer Staples ETF (PSCC)		Invesco S&P SmallCap Energy ETF (PSCE)		Invesco S&P SmallCap Financials ETF (PSCF)
2026	2025	2026	2025	2026	2025

$709,639	$919,782	$2,239,665	$1,445,087	$575,887	$368,405
(5,493,789)	(4,961,038)	1,799,648	(9,426,684)	792,575	1,166,463
7,276,845	799,409	31,975,557	(12,204,397)	1,789,650	366,865
2,492,695	(3,241,847)	36,014,870	(20,185,994)	3,158,112	1,901,733

(643,371)	(1,030,130)	(2,186,261)	(1,621,574)	(526,290)	(497,623)

9,994,824	1,186,090	46,792,357	24,953,247	12,020,313	5,920,849
(12,081,268)	(12,439,188)	(29,933,320)	(38,196,733)	(3,774,069)	(8,412,364)
(2,086,444)	(11,253,098)	16,859,037	(13,243,486)	8,246,244	(2,491,515)
(237,120)	(15,525,075)	50,687,646	(35,051,054)	10,878,066	(1,087,405)

39,492,673	55,017,748	59,198,653	94,249,707	19,439,334	20,526,739
$39,255,553	$39,492,673	$109,886,299	$59,198,653	$30,317,400	$19,439,334

280,000	30,000	880,000	490,000	190,000	110,000
(350,000)	(350,000)	(540,000)	(870,000)	(60,000)	(150,000)
1,130,000	1,450,000	1,413,970	1,793,970	330,000	370,000
1,060,000	1,130,000	1,753,970	1,413,970	460,000	330,000

31

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2026 and 2025

	Invesco S&P SmallCap Health Care ETF (PSCH)		Invesco S&P SmallCap Industrials ETF (PSCI)
	2026	2025	2026	2025
Operations:
Net investment income (loss)	$(49,096)	$132,659	$860,115	$1,097,162
Net realized gain	8,589,681	2,580,004	20,557,945	12,211,625
Change in net unrealized appreciation (depreciation)	30,474,004	(25,876,600)	2,670,470	(10,207,602)
Net increase (decrease) in net assets resulting from operations	39,014,589	(23,163,937)	24,088,530	3,101,185
Distributions to Shareholders from:
Distributable earnings	(9,870)	(133,341)	(2,266,153)	(1,352,006)
Shareholder Transactions:
Proceeds from shares sold	37,976,801	8,292,426	81,848,623	45,497,385
Value of shares repurchased	(36,580,079)	(46,576,951)	(59,552,909)	(107,058,770)
Net increase (decrease) in net assets resulting from share transactions	1,396,722	(38,284,525)	22,295,714	(61,561,385)
Net increase (decrease) in net assets	40,401,441	(61,581,803)	44,118,091	(59,812,206)
Net assets:
Beginning of year	143,513,446	205,095,249	136,110,661	195,922,867
End of year	$183,914,887	$143,513,446	$180,228,752	$136,110,661
Changes in Shares Outstanding:
Shares sold	740,000	200,000	510,000	330,000
Shares repurchased	(840,000)	(1,080,000)	(380,000)	(920,000)
Shares outstanding, beginning of year	3,470,000	4,350,000	920,000	1,510,000
Shares outstanding, end of year	3,370,000	3,470,000	1,050,000	920,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P SmallCap Information Technology ETF (PSCT)		Invesco S&P SmallCap Materials ETF (PSCM)		Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
2026	2025	2026	2025	2026	2025

$(237,510)	$37,744	$174,837	$146,751	$160,503	$160,936
123,751,820	17,906,105	2,192,269	757,891	825,813	1,534,371
41,323,536	(19,032,113)	643,870	(1,541,758)	1,154,899	(1,388,628)
164,837,846	(1,088,264)	3,010,976	(637,116)	2,141,215	306,679

(22,056)	(58,475)	(171,632)	(150,818)	(171,805)	(171,505)

199,685,184	24,127,305	11,582,184	4,655,248	24,176,722	4,631,851
(154,334,351)	(72,145,060)	(5,910,245)	(9,441,473)	(23,176,286)	(10,869,004)
45,350,833	(48,017,755)	5,671,939	(4,786,225)	1,000,436	(6,237,153)
210,166,623	(49,164,494)	8,511,283	(5,574,159)	2,969,846	(6,101,979)

273,809,502	322,973,996	12,556,998	18,131,157	13,055,370	19,157,349
$483,976,125	$273,809,502	$21,068,281	$12,556,998	$16,025,216	$13,055,370

2,710,000	520,000	120,000	60,000	410,000	80,000
(2,080,000)	(1,610,000)	(70,000)	(130,000)	(390,000)	(180,000)
5,650,000	6,740,000	160,000	230,000	230,000	330,000
6,280,000	5,650,000	210,000	160,000	250,000	230,000

33

Financial Highlights
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$89.21	$92.29	$80.24	$76.19	$87.15
Net investment income (loss)(a)	(0.28)	0.13	0.17	0.57	0.53
Net realized and unrealized gain (loss) on investments	20.59	(2.56)	12.97	4.11	(11.20)
Total from investment operations	20.31	(2.43)	13.14	4.68	(10.67)
Distributions to shareholders from:
Net investment income	(0.01)	(0.65)	(1.09)	(0.63)	(0.29)
Net asset value at end of year	$109.51	$89.21	$92.29	$80.24	$76.19
Market price at end of year(b)	$109.49	$89.13	$92.24	$80.24	$76.21
Net Asset Value Total Return(c)	22.77%	(2.65)%	16.55%	6.21%	(12.25)%
Market Price Total Return(c)	22.86%	(2.69)%	16.49%	6.19%	(12.15)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$415,048	$687,843	$965,399	$716,583	$390,080
Ratio to average net assets of:
Expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income (loss)	(0.28)%	0.15%	0.21%	0.75%	0.63%
Portfolio turnover rate(d)	213%	186%	178%	181%	175%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$112.07	$107.02	$92.14	$80.87	$113.63
Net investment income(a)	1.14	0.97	1.34	1.19	1.04
Net realized and unrealized gain (loss) on investments	4.35	5.27	14.81	11.25 (b)	(32.74)
Total from investment operations	5.49	6.24	16.15	12.44	(31.70)
Distributions to shareholders from:
Net investment income	(1.17)	(1.19)	(1.27)	(1.17)	(1.06)
Net asset value at end of year	$116.39	$112.07	$107.02	$92.14	$80.87
Market price at end of year(c)	$116.38	$112.03	$106.85	$92.11	$80.85
Net Asset Value Total Return(d)	4.97%	5.91%	17.66%	15.57%(b)	(28.01)%
Market Price Total Return(d)	5.00%	6.04%	17.51%	15.56%(b)	(27.91)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$24,441	$21,294	$25,685	$26,721	$25,071
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.30%
Net investment income	1.03%	0.93%	1.36%	1.38%	1.04%
Portfolio turnover rate(e)	37%	27%	22%	19%	24%

(a)	Based on average shares outstanding.
(b)
Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $10.76. Total returns would have been lower.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
	Years Ended August 31,
	2026	2025	2024	2023	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$34.95	$37.94	$37.26	$34.14	$34.05
Net investment income(b)	0.67	0.70	0.62	0.62	0.42
Net realized and unrealized gain (loss) on investments	2.01	(2.93)	0.64 (c)	3.08	0.07 (c)
Total from investment operations	2.68	(2.23)	1.26	3.70	0.49
Distributions to shareholders from:
Net investment income	(0.60)	(0.76)	(0.58)	(0.58)	(0.40)
Net asset value at end of year	$37.03	$34.95	$37.94	$37.26	$34.14
Market price at end of year(d)	$37.03	$34.95	$37.92	$37.24	$34.14
Net Asset Value Total Return(e)	7.94%	(5.90)%	3.47%	10.98%	1.48%
Market Price Total Return(e)	7.94%	(5.86)%	3.48%	10.89%	1.62%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$39,256	$39,493	$55,018	$88,683	$61,448
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	2.00%	1.92%	1.70%	1.75%	1.21%
Portfolio turnover rate(f)	65%	26%	26%	10%	20%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Energy ETF (PSCE)
	Years Ended August 31,
	2026	2025	2024	2023	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$41.87	$52.54	$56.14	$49.50	$32.55
Net investment income(b)	1.32	0.85	0.96	1.31	0.45
Net realized and unrealized gain (loss) on investments	20.74	(10.57)	(3.52)	6.62	16.85
Total from investment operations	22.06	(9.72)	(2.56)	7.93	17.30
Distributions to shareholders from:
Net investment income	(1.28)	(0.95)	(1.04)	(1.29)	(0.35)
Net asset value at end of year	$62.65	$41.87	$52.54	$56.14	$49.50
Market price at end of year(c)	$62.63	$41.90	$52.51	$56.11	$49.50
Net Asset Value Total Return(d)	53.49%	(18.60)%	(4.60)%	16.63%	53.42%
Market Price Total Return(d)	53.33%	(18.49)%	(4.61)%	16.57%	53.18%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$109,886	$59,199	$94,250	$246,659	$138,193
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	2.49%	1.90%	1.79%	2.67%	1.04%
Portfolio turnover rate(e)	26%	31%	62%	48%	58%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective after the close of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights—(continued)
Invesco S&P SmallCap Financials ETF (PSCF)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$58.91	$55.48	$44.39	$50.37	$58.47
Net investment income(a)	1.53	1.01	1.41	1.51	1.32
Net realized and unrealized gain (loss) on investments	6.90	3.82	10.98	(6.10)	(8.16)
Total from investment operations	8.43	4.83	12.39	(4.59)	(6.84)
Distributions to shareholders from:
Net investment income	(1.43)	(1.40)	(1.30)	(1.39)	(1.26)
Net asset value at end of year	$65.91	$58.91	$55.48	$44.39	$50.37
Market price at end of year(b)	$65.86	$58.91	$55.45	$44.36	$50.38
Net Asset Value Total Return(c)	14.61%	8.93%	28.61%	(9.13)%	(11.81)%
Market Price Total Return(c)	14.53%	8.98%	28.62%	(9.21)%	(11.67)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$30,317	$19,439	$20,527	$22,193	$37,775
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	2.53%	1.84%	3.04%	3.24%	2.33%
Portfolio turnover rate(d)	22%	13%	21%	31%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Health Care ETF (PSCH)
	Years Ended August 31,
	2026	2025	2024	2023	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$41.36	$47.15	$41.40	$46.93	$63.77
Net investment income (loss)(b)	(0.02)	0.03	0.13	(0.03)	(0.08)
Net realized and unrealized gain (loss) on investments	13.23	(5.79)	5.73	(5.50)	(16.76)
Total from investment operations	13.21	(5.76)	5.86	(5.53)	(16.84)
Distributions to shareholders from:
Net investment income	(0.00)(c)	(0.03)	(0.11)	-	-
Net asset value at end of year	$54.57	$41.36	$47.15	$41.40	$46.93
Market price at end of year(d)	$54.59	$41.35	$47.11	$41.35	$46.94
Net Asset Value Total Return(e)	31.95%	(12.21)%	14.19%	(11.79)%	(26.40)%
Market Price Total Return(e)	32.03%	(12.16)%	14.22%	(11.91)%	(26.24)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$183,915	$143,513	$205,095	$256,237	$336,501
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	(0.03)%	0.08%	0.31%	(0.07)%	(0.15)%
Portfolio turnover rate(f)	52%	42%	32%	29%	31%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005) per share.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)
Invesco S&P SmallCap Industrials ETF (PSCI)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$147.95	$129.75	$103.82	$86.84	$94.57
Net investment income(a)	0.86	0.83	0.80	0.85	0.69
Net realized and unrealized gain (loss) on investments	25.22	18.32	25.92	16.98	(7.78)
Total from investment operations	26.08	19.15	26.72	17.83	(7.09)
Distributions to shareholders from:
Net investment income	(0.84)	(0.95)	(0.79)	(0.85)	(0.64)
Net realized gains	(1.54)	-	-	-	-
Total distributions	(2.38)	(0.95)	(0.79)	(0.85)	(0.64)
Net asset value at end of year	$171.65	$147.95	$129.75	$103.82	$86.84
Market price at end of year(b)	$171.58	$147.88	$129.71	$103.81	$86.84
Net Asset Value Total Return(c)	17.79%	14.87%	25.86%	20.67%	(7.52)%
Market Price Total Return(c)	17.79%	14.86%	25.83%	20.66%	(7.43)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$180,229	$136,111	$195,923	$133,923	$68,607
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.53%	0.62%	0.69%	0.89%	0.75%
Portfolio turnover rate(d)	35%	32%	29%	21%	15%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)
Invesco S&P SmallCap Information Technology ETF (PSCT)
	Years Ended August 31,
	2026	2025	2024	2023	2022(a)
Per Share Operating Performance:
Net asset value at beginning of year	$48.46	$47.92	$47.99	$40.81	$49.09
Net investment income (loss)(b)	(0.04)	0.01	0.00 (c)	0.01	(0.00)(d)
Net realized and unrealized gain (loss) on investments	28.65	0.54 (e)	(0.05)	7.17	(8.28)
Total from investment operations	28.61	0.55	(0.05)	7.18	(8.28)
Distributions to shareholders from:
Net investment income	(0.00)(d)	(0.01)	(0.02)	-	-
Net asset value at end of year	$77.07	$48.46	$47.92	$47.99	$40.81
Market price at end of year(f)	$77.04	$48.45	$47.90	$48.01	$40.85
Net Asset Value Total Return(g)	59.05%	1.14%	(0.10)%	17.59%	(16.87)%
Market Price Total Return(g)	59.01%	1.16%	(0.19)%	17.53%	(16.79)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$483,976	$273,810	$322,974	$338,296	$383,204
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	(0.06)%	0.01%	0.00%(h)	0.02%	(0.00)%
Portfolio turnover rate(i)	43%	30%	34%	20%	18%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	Amount represents less than $(0.005) per share.
(e)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(f)	The mean between the last bid and ask prices.
(g)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights—(continued)
Invesco S&P SmallCap Materials ETF (PSCM)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$78.48	$78.83	$68.52	$63.09	$65.98
Net investment income(a)	0.99	0.72	0.60	0.57	0.51
Net realized and unrealized gain (loss) on investments	21.86	(0.31)	10.31	5.49	(2.94)
Total from investment operations	22.85	0.41	10.91	6.06	(2.43)
Distributions to shareholders from:
Net investment income	(1.00)	(0.76)	(0.60)	(0.63)	(0.46)
Net asset value at end of year	$100.33	$78.48	$78.83	$68.52	$63.09
Market price at end of year(b)	$100.31	$78.48	$78.77	$68.51	$63.05
Net Asset Value Total Return(c)	29.28%	0.63%	16.01%	9.69%	(3.69)%
Market Price Total Return(c)	29.25%	0.71%	15.94%	9.74%	(3.60)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$21,068	$12,557	$18,131	$18,499	$18,927
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.05%	0.97%	0.83%	0.86%	0.78%
Portfolio turnover rate(d)	45%	40%	36%	18%	21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$56.76	$58.05	$52.79	$58.08	$67.58
Net investment income(a)	0.65	0.58	0.64	0.87	0.88
Net realized and unrealized gain (loss) on investments	7.33	(1.29)(b)	5.41	(5.42)	(8.44)
Total from investment operations	7.98	(0.71)	6.05	(4.55)	(7.56)
Distributions to shareholders from:
Net investment income	(0.64)	(0.58)	(0.79)	(0.74)	(1.94)
Net asset value at end of year	$64.10	$56.76	$58.05	$52.79	$58.08
Market price at end of year(c)	$64.08	$56.77	$58.07	$52.78	$58.08
Net Asset Value Total Return(d)	14.17%	(1.26)%	11.65%	(7.87)%	(11.42)%
Market Price Total Return(d)	14.12%	(1.28)%	11.71%	(7.88)%	(11.23)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$16,025	$13,055	$19,157	$19,005	$22,653
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.07%	0.99%	1.24%	1.57%	1.38%
Portfolio turnover rate(e)	29%	24%	32%	53%	40%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	"Dorsey Wright SmallCap Momentum ETF"
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	"S&P SmallCap Consumer Discretionary ETF"
Invesco S&P SmallCap Consumer Staples ETF (PSCC)	"S&P SmallCap Consumer Staples ETF"
Invesco S&P SmallCap Energy ETF (PSCE)	"S&P SmallCap Energy ETF"
Invesco S&P SmallCap Financials ETF (PSCF)	"S&P SmallCap Financials ETF"
Invesco S&P SmallCap Health Care ETF (PSCH)	"S&P SmallCap Health Care ETF"
Invesco S&P SmallCap Industrials ETF (PSCI)	"S&P SmallCap Industrials ETF"
Invesco S&P SmallCap Information Technology ETF (PSCT)	"S&P SmallCap Information Technology ETF"
Invesco S&P SmallCap Materials ETF (PSCM)	"S&P SmallCap Materials ETF"
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)	"S&P SmallCap Utilities & Communication Services ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Dorsey Wright SmallCap Momentum ETF	Dorsey Wright SmallCap Tech LeadersTM Index
S&P SmallCap Consumer Discretionary ETF	S&P SmallCap 600® Capped Consumer Discretionary Index
S&P SmallCap Consumer Staples ETF	S&P SmallCap 600® Capped Consumer Staples Index
S&P SmallCap Energy ETF	S&P SmallCap 600® Capped Energy Index
S&P SmallCap Financials ETF	S&P SmallCap 600® Capped Financials & Real Estate Index
S&P SmallCap Health Care ETF	S&P SmallCap 600® Capped Health Care Index
S&P SmallCap Industrials ETF	S&P SmallCap 600® Capped Industrials Index
S&P SmallCap Information Technology ETF	S&P SmallCap 600® Capped Information Technology Index
S&P SmallCap Materials ETF	S&P SmallCap 600® Capped Materials Index
S&P SmallCap Utilities & Communication Services ETF	S&P SmallCap 600® Capped Utilities & Communication Services Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily

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settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public

41

health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.

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Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.
F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of such Fund’s total assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Funds to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or a Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to a Fund if the market value of the loaned securities increases, the

43

borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, a Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, each Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. For Funds that participate in securities lending, dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.
In connection with securities lending arrangements with certain borrowers, Dorsey Wright SmallCap Momentum ETF and S&P SmallCap Information Technology ETF may transfer securities and/or cash to a segregated custody account at the custodian (the “Collateral Account”) over which the relevant borrower is granted a lien. Pursuant to the related agreements governing the arrangements, the relevant borrower is granted a security interest in the Collateral Account and the assets held therein to secure a Fund’s obligation to return the cash collateral received from the borrower at the termination of the applicable securities loan. Such arrangements are undertaken to alleviate the borrower from the potential adverse impacts of borrower regulatory capital constraints and to facilitate securities lending activity between a Fund and the borrower. Whether a Fund transfers assets to the Collateral Account, thereby encumbering them for the benefit of the borrower, is solely at the discretion of the Fund and Invesco, as securities lending agent (as further described below); a Fund is not contractually obligated to the borrower to maintain any securities and/or cash (or any associated minimum balance) in the Collateral Account. A Fund also has the contractual right to withdraw such assets from the Collateral Account, except during certain times of the day and under certain circumstances as outlined in the related agreements governing the arrangements. The security interest in the Collateral Account is enforceable (and the borrower can access the securities and/or cash therein) only upon specified default events with respect to a Fund, including a Fund’s failure to return the cash collateral to the borrower. As of August 31, 2026, securities and/or cash were held in Collateral Accounts with an approximate fair value as listed below. Each Fund retains beneficial ownership of such securities and/or cash, which remain recognized as assets of each Fund on the Statements of Assets and Liabilities.
Amount
Dorsey Wright SmallCap Momentum ETF	$8,385,611
S&P SmallCap Information Technology ETF	8,814,663
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as the affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as securities lending agent for each Fund participating in the securities lending program. To the extent a Fund utilizes Invesco as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2026, each Fund engaged in securities lending transactions with respect to which Invesco acted as securities lending agent. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Dorsey Wright SmallCap Momentum ETF	$36,676
S&P SmallCap Consumer Discretionary ETF	1,982
S&P SmallCap Consumer Staples ETF	2,353
S&P SmallCap Energy ETF	3,131
S&P SmallCap Financials ETF	359
S&P SmallCap Health Care ETF	4,121
S&P SmallCap Industrials ETF	2,159
S&P SmallCap Information Technology ETF	12,927
S&P SmallCap Materials ETF	78
S&P SmallCap Utilities & Communication Services ETF	316

K.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are

44

unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. S&P SmallCap Consumer Staples ETF, S&P SmallCap Energy ETF, S&P SmallCap Materials ETF and S&P SmallCap Utilities & Communication Services ETF are non-diversified, and, to the extent Dorsey Wright SmallCap Momentum ETF becomes non-diversified, all such Funds can invest a greater portion of its assets in the obligations or

45

securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Dorsey Wright SmallCap Momentum ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. These companies’ securities may be more volatile than those of more established companies. Stocks of small-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, may have more limited product lines and markets, may have less experienced management, may depend on a small number of essential personnel and may have fewer financial resources than larger companies. Securities of small-capitalization companies may be more thinly traded (that is, less liquid) than those of more established companies, making it more difficult for a Fund to buy and sell them at an acceptable price and a desirable time. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-capitalization companies and the industries in which they focus are still evolving, and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Dorsey Wright SmallCap Momentum ETF	0.60%
S&P SmallCap Consumer Discretionary ETF	0.29%
S&P SmallCap Consumer Staples ETF	0.29%
S&P SmallCap Energy ETF	0.29%
S&P SmallCap Financials ETF	0.29%
S&P SmallCap Health Care ETF	0.29%
S&P SmallCap Industrials ETF	0.29%
S&P SmallCap Information Technology ETF	0.29%
S&P SmallCap Materials ETF	0.29%
S&P SmallCap Utilities & Communication Services ETF	0.29%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver

46

does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2026, the Adviser waived fees for each Fund in the following amounts:
Dorsey Wright SmallCap Momentum ETF	$353
S&P SmallCap Consumer Discretionary ETF	10
S&P SmallCap Consumer Staples ETF	24
S&P SmallCap Energy ETF	65
S&P SmallCap Financials ETF	18
S&P SmallCap Health Care ETF	57
S&P SmallCap Industrials ETF	102
S&P SmallCap Information Technology ETF	122
S&P SmallCap Materials ETF	10
S&P SmallCap Utilities & Communication Services ETF	15
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Dorsey Wright SmallCap Momentum ETF	Dorsey, Wright & Associates, LLC
S&P SmallCap Consumer Discretionary ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Consumer Staples ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Energy ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Financials ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Health Care ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Industrials ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Information Technology ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Materials ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Utilities & Communication Services ETF	S&P Dow Jones Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Dorsey Wright SmallCap Momentum ETF	$135,384
S&P SmallCap Consumer Discretionary ETF	1,762
S&P SmallCap Consumer Staples ETF	6,955
S&P SmallCap Energy ETF	2,583
S&P SmallCap Financials ETF	1,154
S&P SmallCap Health Care ETF	6,567
S&P SmallCap Industrials ETF	5,179
S&P SmallCap Information Technology ETF	17,183
S&P SmallCap Materials ETF	442
S&P SmallCap Utilities & Communication Services ETF	1,757
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

47

NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Dorsey Wright SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$414,399,726	$-	$-	$414,399,726
Money Market Funds	774,764	135,938,286	-	136,713,050
Total Investments	$415,174,490	$135,938,286	$-	$551,112,776
S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$24,428,551	$-	$-	$24,428,551
Money Market Funds	752	8,124,569	-	8,125,321
Total Investments	$24,429,303	$8,124,569	$-	$32,553,872
S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,159,798	$-	$-	$39,159,798
Money Market Funds	-	11,981,809	-	11,981,809
Total Investments	$39,159,798	$11,981,809	$-	$51,141,607
S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$109,675,261	$-	$-	$109,675,261
Money Market Funds	139,198	19,161,517	-	19,300,715
Total Investments	$109,814,459	$19,161,517	$-	$128,975,976
S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$30,255,440	$-	$-	$30,255,440
Money Market Funds	33,272	7,979,708	-	8,012,980
Total Investments	$30,288,712	$7,979,708	$-	$38,268,420
S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$183,859,715	$-	$0	$183,859,715
Money Market Funds	20,622	55,676,574	-	55,697,196
Total Investments	$183,880,337	$55,676,574	$0	$239,556,911

48

	Level 1	Level 2	Level 3	Total
S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$180,075,762	$-	$-	$180,075,762
Money Market Funds	73,171	34,692,619	-	34,765,790
Total Investments	$180,148,933	$34,692,619	$-	$214,841,552
S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$483,817,370	$-	$-	$483,817,370
Money Market Funds	157,056	156,538,780	-	156,695,836
Total Investments	$483,974,426	$156,538,780	$-	$640,513,206
S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,054,137	$-	$-	$21,054,137
Money Market Funds	7,815	4,185,346	-	4,193,161
Total Investments	$21,061,952	$4,185,346	$-	$25,247,298
S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$15,995,500	$-	$-	$15,995,500
Money Market Funds	11,641	4,323,467	-	4,335,108
Total Investments	$16,007,141	$4,323,467	$-	$20,330,608
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2026 and 2025:
	2026		2025
	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*
Dorsey Wright SmallCap Momentum ETF	$40,775	$-	$6,747,836
S&P SmallCap Consumer Discretionary ETF	235,382	-	274,797
S&P SmallCap Consumer Staples ETF	643,371	-	1,030,130
S&P SmallCap Energy ETF	2,186,261	-	1,621,574
S&P SmallCap Financials ETF	526,290	-	497,623
S&P SmallCap Health Care ETF	9,870	-	133,341
S&P SmallCap Industrials ETF	974,151	1,292,002	1,352,006
S&P SmallCap Information Technology ETF	22,056	-	58,475
S&P SmallCap Materials ETF	171,632	-	150,818
S&P SmallCap Utilities & Communication Services ETF	171,805	-	171,505

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-end:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Late-Year Ordinary Loss Deferral	Shares of Beneficial Interest	Total Net Assets
Dorsey Wright SmallCap Momentum ETF	$-	$-	$9,792,407	$(493,165,010)	$(1,219,841)	$899,640,053	$415,047,609
S&P SmallCap Consumer Discretionary ETF	21,790	-	(857,497)	(19,191,635)	-	44,468,821	24,441,479
S&P SmallCap Consumer Staples ETF	265,989	-	650,329	(25,216,170)	-	63,555,405	39,255,553
S&P SmallCap Energy ETF	280,861	-	16,744,485	(81,383,708)	-	174,244,661	109,886,299
S&P SmallCap Financials ETF	132,774	-	2,600,203	(10,360,031)	-	37,944,454	30,317,400
S&P SmallCap Health Care ETF	-	-	12,526,435	(170,588,557)	-	341,977,009	183,914,887
S&P SmallCap Industrials ETF	490,754	90,803	19,015,190	-	-	160,632,005	180,228,752
S&P SmallCap Information Technology ETF	-	-	68,101,592	(3,311,505)	(201,429)	419,387,467	483,976,125
S&P SmallCap Materials ETF	18,781	-	916,307	(5,150,417)	-	25,283,610	21,068,281
S&P SmallCap Utilities & Communication Services ETF	27,420	-	670,497	(12,579,295)	-	27,906,594	16,025,216

49

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Dorsey Wright SmallCap Momentum ETF	$493,165,010	$-	$493,165,010
S&P SmallCap Consumer Discretionary ETF	1,629,194	17,562,441	19,191,635
S&P SmallCap Consumer Staples ETF	5,340,569	19,875,601	25,216,170
S&P SmallCap Energy ETF	12,151,860	69,231,848	81,383,708
S&P SmallCap Financials ETF	569,290	9,790,741	10,360,031
S&P SmallCap Health Care ETF	17,194,380	153,394,177	170,588,557
S&P SmallCap Industrials ETF	-	-	-
S&P SmallCap Information Technology ETF	-	3,311,505	3,311,505
S&P SmallCap Materials ETF	-	5,150,417	5,150,417
S&P SmallCap Utilities & Communication Services ETF	3,016,667	9,562,628	12,579,295

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Dorsey Wright SmallCap Momentum ETF	$1,163,475,138	$1,164,921,434
S&P SmallCap Consumer Discretionary ETF	8,502,922	8,492,727
S&P SmallCap Consumer Staples ETF	23,164,287	23,066,062
S&P SmallCap Energy ETF	23,442,610	23,507,348
S&P SmallCap Financials ETF	5,469,577	4,918,780
S&P SmallCap Health Care ETF	76,209,836	76,291,572
S&P SmallCap Industrials ETF	56,647,004	58,020,695
S&P SmallCap Information Technology ETF	172,824,955	181,318,512
S&P SmallCap Materials ETF	7,461,761	7,854,286
S&P SmallCap Utilities & Communication Services ETF	4,395,455	4,370,346
For the fiscal year ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Dorsey Wright SmallCap Momentum ETF	$321,602,171	$718,979,007
S&P SmallCap Consumer Discretionary ETF	17,884,218	15,440,989
S&P SmallCap Consumer Staples ETF	9,960,062	12,075,689
S&P SmallCap Energy ETF	46,739,390	29,881,164
S&P SmallCap Financials ETF	11,988,663	4,044,224
S&P SmallCap Health Care ETF	37,976,732	36,566,242
S&P SmallCap Industrials ETF	81,748,213	59,527,390
S&P SmallCap Information Technology ETF	199,674,770	146,241,559
S&P SmallCap Materials ETF	11,568,307	5,501,926
S&P SmallCap Utilities & Communication Services ETF	23,440,247	22,405,816
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

50

As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dorsey Wright SmallCap Momentum ETF	$55,500,547	$(45,708,140)	$9,792,407	$541,320,369
S&P SmallCap Consumer Discretionary ETF	2,931,377	(3,788,874)	(857,497)	33,411,369
S&P SmallCap Consumer Staples ETF	5,695,739	(5,045,410)	650,329	50,491,278
S&P SmallCap Energy ETF	20,454,291	(3,709,806)	16,744,485	112,231,491
S&P SmallCap Financials ETF	4,676,407	(2,076,204)	2,600,203	35,668,217
S&P SmallCap Health Care ETF	40,627,238	(28,100,803)	12,526,435	227,030,476
S&P SmallCap Industrials ETF	38,064,629	(19,049,439)	19,015,190	195,826,362
S&P SmallCap Information Technology ETF	107,947,532	(39,845,940)	68,101,592	572,411,614
S&P SmallCap Materials ETF	2,788,953	(1,872,646)	916,307	24,330,991
S&P SmallCap Utilities & Communication Services ETF	1,628,995	(958,498)	670,497	19,660,111
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemption in-kind and REIT distributions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dorsey Wright SmallCap Momentum ETF	$322,027	$(186,786,827)	$186,464,800
S&P SmallCap Consumer Discretionary ETF	-	(3,049,044)	3,049,044
S&P SmallCap Consumer Staples ETF	-	(1,035,745)	1,035,745
S&P SmallCap Energy ETF	-	(6,998,208)	6,998,208
S&P SmallCap Financials ETF	14,560	(1,099,334)	1,084,774
S&P SmallCap Health Care ETF	49,990	(994,768)	944,778
S&P SmallCap Industrials ETF	-	(23,117,986)	23,117,986
S&P SmallCap Information Technology ETF	58,137	(84,718,972)	84,660,835
S&P SmallCap Materials ETF	-	(483,511)	483,511
S&P SmallCap Utilities & Communication Services ETF	-	(1,301,516)	1,301,516
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

51

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

52

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco Dorsey Wright SmallCap Momentum ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF and Invesco S&P SmallCap Utilities & Communication Services ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Dorsey Wright SmallCap Momentum ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF and Invesco S&P SmallCap Utilities & Communication Services ETF (ten of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

53

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Long Term Capital Gains	Qualified Short Term Gains
Invesco Dorsey Wright SmallCap Momentum ETF	0%	0%	0%	0%	0%	$-	$-
Invesco S&P SmallCap Consumer Discretionary ETF	0%	100%	100%	0%	0%	-	-
Invesco S&P SmallCap Consumer Staples ETF	0%	97%	98%	0%	0%	-	-
Invesco S&P SmallCap Energy ETF	0%	96%	73%	0%	0%	-	-
Invesco S&P SmallCap Financials ETF	32%	60%	59%	0%	0%	-	-
Invesco S&P SmallCap Health Care ETF	0%	91%	91%	0%	0%	-	-
Invesco S&P SmallCap Industrials ETF	0%	96%	96%	0%	0%	1,292,002	151,998
Invesco S&P SmallCap Information Technology ETF	0%	0%	0%	0%	0%	-	-
Invesco S&P SmallCap Materials ETF	0%	100%	100%	0%	0%	-	-
Invesco S&P SmallCap Utilities & Communication Services ETF	0%	100%	100%	0%	0%	-	-
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

54

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco Bloomberg Enhanced Fallen Angels ETF
Invesco Bloomberg Financial Data Providers ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI North America Climate ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco QQQ Low Volatility ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500 Concentrated QVM ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 23, 2026 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

55

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and three-year periods for Invesco Floating Rate Municipal Income ETF and the one-year period for Invesco Dorsey Wright Emerging Markets Momentum ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Dorsey Wright Emerging Markets Momentum ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco MSCI USA ETF	0.04%
Invesco 0-5 Yr US TIPS ETF	0.07%

56

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Short Term Treasury ETF	0.08%
Invesco MSCI North America Climate ETF	0.09%
Invesco MSCI Global Climate 500 ETF	0.10%
Invesco S&P 500 QVM Multi-factor ETF	0.11%
Invesco S&P 500 Concentrated QVM ETF Invesco S&P 500® Momentum ETF	0.13%
Invesco Equal Weight 0-30 Year Treasury ETF Invesco NASDAQ 100 ETF Invesco NASDAQ Next Gen 100 ETF Invesco S&P MidCap 400 QVM Multi-factor ETF Invesco S&P SmallCap 600 QVM Multi-factor ETF	0.15%
Invesco Nasdaq Biotechnology ETF Invesco PHLX Semiconductor ETF	0.19%
Invesco ESG NASDAQ 100 ETF Invesco ESG S&P 500 Equal Weight ETF Invesco NASDAQ Future Gen 200 ETF Invesco Russell 1000 Equal Weight ETF	0.20%
Invesco Fundamental Investment Grade Corporate Bond ETF	0.22%
Invesco Bloomberg Enhanced Fallen Angels ETF	0.23%
Invesco Floating Rate Municipal Income ETF Invesco QQQ Low Volatility ETF Invesco S&P 500® High Beta ETF Invesco S&P 500® Low Volatility ETF Invesco S&P International Developed Low Volatility ETF Invesco S&P International Developed Momentum ETF Invesco S&P MidCap Low Volatility ETF Invesco S&P SmallCap Low Volatility ETF	0.25%
Invesco California AMT-Free Municipal Bond ETF Invesco National AMT-Free Municipal Bond ETF Invesco New York AMT-Free Municipal Bond ETF Invesco Taxable Municipal Bond ETF	0.28%
Invesco S&P Emerging Markets Low Volatility ETF Invesco S&P Emerging Markets Momentum ETF Invesco S&P International Developed Quality ETF Invesco S&P SmallCap Consumer Discretionary ETF Invesco S&P SmallCap Consumer Staples ETF Invesco S&P SmallCap Energy ETF Invesco S&P SmallCap Financials ETF Invesco S&P SmallCap Health Care ETF Invesco S&P SmallCap Industrials ETF Invesco S&P SmallCap Information Technology ETF Invesco S&P SmallCap Materials ETF Invesco S&P SmallCap Quality ETF Invesco S&P SmallCap Utilities & Communication Services ETF	0.29%
Invesco S&P 500® High Dividend Low Volatility ETF Invesco S&P SmallCap High Dividend Low Volatility ETF	0.30%
Invesco Global ex-US High Yield Corporate Bond ETF Invesco KBW Bank ETF Invesco KBW High Dividend Yield Financial ETF Invesco KBW Premium Yield Equity REIT ETF Invesco KBW Property & Casualty Insurance ETF Invesco S&P SmallCap 600 GARP ETF Invesco Bloomberg Financial Data Providers ETF	0.35%

57

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Nasdaq Free Cash Flow Achievers ETF Invesco S&P 500 Revenue ETF Invesco S&P MidCap 400 Revenue ETF Invesco S&P SmallCap 600 Revenue ETF Invesco S&P Ultra Dividend Revenue ETF Invesco S&P 500® High Dividend Growers ETF	0.39%
Invesco RAFI Developed Markets ex-U.S. ETF	0.43%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Invesco RAFI Emerging Markets ETF	0.47%
Invesco CEF Income Composite ETF Invesco Emerging Markets Sovereign Debt ETF Invesco International Corporate Bond ETF Invesco Preferred ETF Invesco Variable Rate Preferred ETF	0.50%
Invesco International BuyBack Achievers™ ETF	0.55%
Invesco Dorsey Wright SmallCap Momentum ETF Invesco Alerian Galaxy Crypto Economy ETF	0.60%
Invesco Senior Loan ETF Invesco China Technology ETF	0.65%
Invesco Global Clean Energy ETF Invesco Global Water ETF	0.75%
Invesco Dorsey Wright Developed Markets Momentum ETF	0.80%
Invesco Dorsey Wright Emerging Markets Momentum ETF	0.90%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Crypto Economy ETF		N/A	X
Invesco Bloomberg Enhanced Fallen Angels ETF		X	X
Invesco Bloomberg Financial Data Providers ETF	X		X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF		N/A	X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF		X	X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X

58

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI North America Climate ETF	X	X	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco QQQ Low Volatility ETF	X		X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Concentrated QVM ETF	X	X	X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF			X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X

59

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF		X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF		X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Developed Markets Momentum ETF’s, Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Senior Loan ETF’s, Invesco Preferred ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

60

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 23, 2026.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the applicable Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 19 and April 23, 2026 Board meetings, and Invesco Advisers, Inc., in connection with the April 23, 2026 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the

61

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

62

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

63

©2026 Invesco Capital Management LLC
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Downers Grove, IL 60515
P-SPSCS-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2026
BKLN	Invesco Senior Loan ETF

2

Invesco Senior Loan ETF (BKLN)
August 31, 2026
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-91.97%(a)(b)
Aerospace & Defense-3.83%
KKR Apple Bidco LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	09/23/2031	$56,214	$56,511,078
Peraton Corp., First Lien Term Loan B (3 mo. Term SOFR + 3.85%)	7.67%	02/01/2028	102,564	97,713,667
TransDigm, Inc.
Term Loan J (1 mo. Term SOFR + 2.50%)	6.19%	02/28/2031	24,782	24,891,263
Term Loan K (1 mo. Term SOFR + 2.25%)	5.94%	03/22/2030	78,654	78,921,019
				258,037,027
Automotive-3.09%
Belron Group S.A., Term Loan (United Kingdom) (3 mo. Term SOFR + 2.00%)	5.76%	10/16/2031	80,319	80,590,385
Clarios Global L.P.,/Clarios US Finance Co., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	05/06/2030	10,877	10,928,249
Clarios Global L.P./Clarios US Finance Co., Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	01/28/2032	50,529	50,755,895
Mavis Tire Express Services Topco Corp., Term Loan (6 mo. Term SOFR + 3.00%)	6.67%	05/04/2028	66,271	66,314,797
				208,589,326
Beverage & Tobacco-1.89%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.21%	07/04/2033	74,441	74,779,729
Triton Water Holdings, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.48%	03/31/2031	52,044	52,422,985
				127,202,714
Brokers, Dealers & Investment Houses-1.77%
Ascensus Group Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	6.69%	11/24/2032	51,692	51,067,831
Creative Planning (CPI Holdco B LLC), Incremental Term Loan (1 mo. Term SOFR + 2.00%)	5.69%	05/17/2031	68,268	68,276,564
				119,344,395
Building & Development-3.49%
Chariot Buyer LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	09/08/2032	65,081	65,250,192
Jupiter Borrower, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.48%	06/30/2033	8,501	8,552,338
Quikrete Holdings, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	5.94%	02/10/2032	70,218	70,404,767
QXO Building Products, Inc., Term Loan B (1 mo. Term SOFR + 2.00%)	5.69%	07/01/2033	14,831	14,832,619
White Cap Supply Holdings LLC, Term Loan C (1 mo. Term SOFR + 3.25%)	6.94%	10/19/2029	75,871	75,987,605
				235,027,521
Business Equipment & Services-5.24%
AlixPartners LLP, Term Loan (1 mo. Term SOFR + 2.00%)	5.69%	08/12/2032	25,769	25,772,747
Allied Universal Holdco LLC, Term Loan (Luxembourg) (1 mo. Term SOFR + 3.25%)	6.94%	08/20/2032	61,447	61,774,239
Cloud Software Group, Inc.
Term Loan B (3 mo. Term SOFR + 3.25%)	6.98%	08/13/2032	53,519	51,043,774
Term Loan B-2 (3 mo. Term SOFR + 3.25%)	6.98%	03/21/2031	43,893	42,093,287
Corpay Technologies Operating Co. LLC, Term Loan B (1 mo. Term SOFR + 1.75%)	5.44%	11/05/2032	55,250	55,303,401
DG Investment Intermediate Holdings 2, Inc., Term Loan (1 mo. Term SOFR + 3.00%)(c)	6.69%	07/09/2032	10,000	10,050,000
Mitchell International, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.69%	06/17/2031	53,601	53,134,487
Solera (Polaris Newco LLC), First Lien Term Loan (3 mo. Term SOFR + 4.26%)	8.08%	06/02/2028	58,022	54,028,179
				353,200,114
Cable & Satellite Television-0.41%
CSC Holdings LLC, Term Loan (PRIME + 1.50%)	8.25%	04/15/2027	46,041	27,509,206
Chemicals & Plastics-1.58%
Nouryon Finance B.V., Term Loan B (1 mo. Term SOFR + 3.50%)	7.14%	07/08/2031	56,900	57,219,729
Windsor Holdings III LLC, Term Loan B (1 mo. Term SOFR + 1.75%)	6.44%	08/01/2030	49,015	49,308,723
				106,528,452
Clothing & Textiles-1.69%
ABG Intermediate Holdings 2 LLC, Term Loan (1 mo. Term SOFR + 2.25%)	5.94%	12/21/2028	66,169	66,409,889
Varsity Brands, Inc., Term Loan (3 mo. Term SOFR + 2.75%)	6.48%	08/26/2031	47,728	47,805,140
				114,215,029
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Senior Loan ETF (BKLN)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Containers & Glass Products-1.63%
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	6.94%	04/01/2032	$46,372	$45,792,127
Sword Purchaser LLC, Term Loan (1 mo. Term SOFR + 4.00%)	7.69%	04/09/2033	64,588	63,987,831
				109,779,958
Cosmetics & Toiletries-0.75%
Bausch & Lomb Corp., Term Loan (1 mo. Term SOFR + 3.75%)	7.44%	01/15/2031	50,247	50,629,851
Drugs-0.79%
1261229 BC Ltd., Term Loan (Canada) (1 mo. Term SOFR + 6.25%)	9.94%	10/08/2030	53,450	53,278,183
Electronics & Electrical-15.06%
Applied Systems, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	5.98%	02/24/2031	45,846	45,221,818
BMC Software (Boxer/ Bladelogic), Term Loan (3 mo. Term SOFR + 2.75%)	6.51%	07/30/2031	74,490	70,784,689
Central Parent LLC, Term Loan (3 mo. Term SOFR + 3.25%)	6.98%	07/06/2029	74,475	38,478,759
CoreLogic, Inc., Term Loan (1 mo. Term SOFR + 4.25%)	7.94%	07/25/2031	51,126	50,215,354
Dayforce LLC, Term Loan (3 mo. Term SOFR + 3.00%)	6.82%	02/04/2033	101,491	98,215,327
Epicor Software Corp., Term Loan F (1 mo. Term SOFR + 2.75%)	6.44%	05/30/2031	55,410	54,302,198
Finastra USA, Inc., Term Loan (United Kingdom) (3 mo. Term SOFR + 4.00%)	7.75%	07/30/2032	53,653	52,066,123
Kaseya, Inc., Term Loan (3 mo. Term SOFR + 3.25%)	7.07%	03/20/2032	62,811	48,024,014
McAfee LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	6.69%	03/01/2029	95,807	90,950,337
Project Alpha Intermediate Holding, Inc., Term Loan B (3 mo. Term SOFR + 3.25%)	6.98%	10/28/2030	63,555	46,395,108
Proofpoint, Inc.
Extended Term Loan (3 mo. Term SOFR + 4.50%)	8.25%	08/31/2030	78,199	77,263,752
Incremental Term Loan (3 mo. Term SOFR + 3.00%)	6.73%	08/31/2028	19,457	19,459,334
RealPage, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.26%)	6.99%	04/24/2028	54,956	54,228,666
Rocket Software, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	7.44%	11/28/2028	43,040	42,721,190
SS&C Technologies, Inc., Term Loan B-8 (1 mo. Term SOFR + 2.00%)	5.69%	05/09/2031	65,112	65,195,466
UKG, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	6.07%	02/10/2031	113,953	110,955,713
Veeam Software (VS Buyer LLC), Term Loan B (3 mo. Term SOFR + 2.25%)	6.07%	04/14/2031	51,975	51,108,410
				1,015,586,258
Financial Intermediaries-7.60%
Apex Group Treasury Ltd., Term Loan B (3 mo. Term SOFR + 3.50%)	7.26%	02/27/2032	53,234	50,942,060
Broadstreet Partners, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	06/13/2031	83,580	82,479,425
Citadel Securities L.P., Term Loan (3 mo. Term SOFR + 2.00%)	5.66%	06/10/2033	84,494	84,747,241
Edelman Financial Engines Center LLC, Term Loan B (1 mo. Term SOFR + 4.00%)	7.69%	12/01/2031	29,582	29,777,452
Focus Financial Partners LLC, Term Loan B-8 (1 mo. Term SOFR + 2.50%)	6.19%	09/15/2031	73,034	72,308,064
Grant Thornton Advisors LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	06/02/2031	65,831	62,973,955
Hudson River Trading LLC, Term Loan B-2 (1 mo. Term SOFR + 2.50%)	6.16%	03/18/2030	75,055	75,030,119
Osaic Holdings, Inc., Term Loan B-1 (3 mo. Term SOFR + 2.50%)	6.23%	08/02/2032	54,156	54,164,088
				512,422,404
Food Products-0.73%
Froneri, Term Loan B (Luxembourg) (6 mo. Term SOFR + 2.50%)	6.20%	09/30/2031	49,544	49,393,811
Food Service-3.50%
1011778 BC ULC/New Red Finance, Inc., Term Loan B-6 (1 mo. Term SOFR + 1.75%)	5.44%	09/20/2030	50,720	50,837,551
BCPE Empire Holdings, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	6.94%	12/11/2030	53,496	53,001,018
BradyPLUS Holdings, LLC, Term Loan (1 mo. Term SOFR + 3.50%)	7.19%	12/29/2032	23,793	23,540,381
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	12/15/2030	65,105	65,393,269
Whatabrands LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	6.39%	08/13/2033	43,076	43,230,950
				236,003,169
Forest Products-1.00%
ProAmpac PG Borrower LLC, First Lien Term Loan (3 mo. Term SOFR + 4.00%)	7.76%	03/07/2033	67,859	67,755,667
Health Care-10.66%
Ascend Learning LLC, Term Loan (1 mo. Term SOFR + 3.00%)	6.69%	12/11/2028	25,526	25,537,295
athenahealth Group, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	6.94%	02/17/2032	96,786	96,872,576
Catalent, Inc., Term Loan (3 mo. Term SOFR + 3.00%)	6.64%	08/12/2033	12,248	12,309,635
Cotiviti, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	6.46%	05/01/2031	75,079	71,869,742
Ensemble RCM LLC, Term Loan B (3 mo. Term SOFR + 3.00%)	6.82%	02/09/2033	79,500	79,624,417
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Senior Loan ETF (BKLN)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care-(continued)
Global Medical Response, Inc., Term Loan (1 mo. Term SOFR + 3.50%)	6.91%	10/01/2032	$53,196	$53,513,508
Hologic, Inc., Term Loan B (3 mo. Term SOFR + 2.25%)	5.99%	04/07/2033	124,565	122,925,018
Medline Borrower LP, Term Loan (1 mo. Term SOFR + 1.50%)	5.19%	05/30/2033	22,285	22,247,790
Opal Bidco SAS, Term Loan B (France) (3 mo. Term SOFR + 2.50%)	6.23%	04/28/2032	59,981	60,361,077
Parexel International, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	6.19%	12/12/2031	71,955	72,337,274
Raven Acquisition Holdings, LLC
Delayed Draw Term Loan(d)	0.00%	11/19/2031	3,078	3,077,193
Term Loan (1 mo. Term SOFR + 3.00%)	6.69%	11/19/2031	42,552	42,542,196
Southern Veterinary Partners LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	12/04/2031	54,351	54,523,013
Star Parent, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	7.23%	09/27/2030	1,286	1,295,817
				719,036,551
Home Furnishings-0.82%
Hunter Douglas Holding B.V., Term Loan B-1 (Netherlands) (3 mo. Term SOFR + 3.00%)	6.73%	01/17/2032	54,833	55,050,072
Industrial Equipment-1.01%
TK Elevator U.S. Newco, Inc., Term Loan B (Germany) (6 mo. Term SOFR + 2.75%)	6.70%	04/30/2030	68,010	68,434,979
Insurance-7.41%
Acrisure LLC/Acrisure Finance, Inc., Term Loan B-6 (1 mo. Term SOFR + 3.00%)	6.69%	11/06/2030	66,286	56,564,191
Alera Group, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	6.44%	05/28/2032	56,351	55,237,883
Alliant Holdings Intermediate LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	09/19/2031	86,894	86,799,561
AmWINS Group LLC, Term Loan (3 mo. Term SOFR + 2.00%)	5.73%	01/30/2032	78,986	78,338,239
HUB International Ltd., Term Loan (3 mo. Term SOFR + 2.25%)	5.98%	06/20/2030	66,384	66,621,896
Hyperion Refinance S.A R.L., Term Loan (United Kingdom) (1 mo. Term SOFR + 2.75%)	6.44%	02/15/2031	57,691	54,897,907
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	07/31/2031	101,175	101,302,318
				499,761,995
Leisure Goods, Activities & Movies-4.18%
EOC Borrower, Term Loan B (1 mo. Term SOFR + 2.75%)	6.44%	03/24/2032	53,905	51,272,037
Fugue Finance LLC, Term Loan (3 mo. Term SOFR + 2.25%)	6.02%	01/09/2032	47,383	47,442,378
Oak-Eagle AcquireCo, Inc. (Electronic Arts Inc; EA), Term Loan B (3 mo. Term SOFR + 3.50%)	7.25%	08/04/2033	96,153	97,234,845
TKO Worldwide Holdings LLC, Term Loan B (3 mo. Term SOFR + 1.75%)	5.51%	11/21/2031	85,624	85,673,370
				281,622,630
Lodging & Casinos-3.50%
Caesars Entertainment, Inc., Term Loan B-1 (1 mo. Term SOFR + 2.25%)	5.94%	02/06/2031	48,161	46,545,653
Fertitta Entertainment LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	6.94%	01/27/2029	63,454	63,672,109
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 1.75%)	5.48%	11/30/2030	69,756	68,550,007
Hilton Worldwide Finance LLC, Term Loan B-4 (1 mo. Term SOFR + 1.75%)	5.42%	11/08/2030	56,710	56,922,742
				235,690,511
Nonferrous Metals & Minerals-0.27%
SCIH Salt Holdings, Inc., Term Loan B (3 mo. Term SOFR + 2.75%)	6.50%	08/13/2031	18,163	18,104,418
Oil & Gas-0.88%
Colossus Acquireco LLC, Term Loan (1 Day. Term SOFR + 1.75%)	5.42%	02/01/2033	59,330	59,211,924
Publishing-1.73%
MH Sub I LLC, Term Loan (1 mo. Term SOFR + 4.25%)	7.94%	05/03/2028	54,686	54,204,643
Neptune Bidco US, Inc., Term Loan B (3 mo. Term SOFR + 5.10%)	8.86%	02/03/2033	62,772	62,721,238
				116,925,881
Radio & Television-1.86%
Discovery Global Holdings, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	6.19%	06/30/2033	124,904	125,313,991
Rail Industries-0.65%
Genesee & Wyoming, Inc., Term Loan B (3 mo. Term SOFR + 1.75%)	5.48%	04/10/2031	43,548	43,549,253
Retailers (except Food & Drug)-2.03%
Great Outdoors Group LLC, Term Loan B-3 (1 mo. Term SOFR + 3.25%)	6.94%	01/23/2032	87,740	88,296,126
Harbor Freight Tools USA, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	5.94%	06/11/2031	48,483	48,663,931
				136,960,057
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Senior Loan ETF (BKLN)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Surface Transport-0.11%
Carrix Holdings LLC, Delayed Draw Term Loan (d)	0.00%	07/27/2033	$1,247	$1,247,833
Carrix, Inc., Term Loan B (3 mo. Term SOFR + 2.00%)	5.81%	07/15/2033	6,235	6,239,164
				7,486,997
Telecommunications-1.88%
Genesys Cloud Services Holdings I LLC, Term Loan (1 mo. Term SOFR + 2.50%)	6.19%	01/30/2032	70,369	68,873,884
QTS Thunder Managing LLC, Term Loan (3 mo. Term SOFR + 2.25%)	6.03%	07/22/2033	58,500	58,244,063
				127,117,947
Utilities-0.93%
WEC US Holdings Ltd., Term Loan (1 mo. Term SOFR + 2.00%)	5.71%	01/27/2031	62,583	62,651,642
Total Variable Rate Senior Loan Interests (Cost $6,257,319,073)				6,201,421,933
U.S. Dollar Denominated Bonds & Notes-3.52%
Aerospace & Defense-0.36%
TransDigm, Inc.(e)	6.75%	08/15/2028	8,000	8,060,816
TransDigm, Inc.(e)	6.38%	03/01/2029	2,000	2,032,130
TransDigm, Inc.(e)	6.88%	12/15/2030	3,000	3,077,736
TransDigm, Inc.(e)	6.63%	03/01/2032	4,000	4,089,888
TransDigm, Inc.(e)	6.00%	01/15/2033	5,000	5,010,755
TransDigm, Inc.(e)	6.25%	01/31/2034	2,000	2,023,534
				24,294,859
Automobile Components-0.08%
Belron Group S.A. (United Kingdom)(e)	5.75%	10/15/2029	3,000	3,013,455
Clarios Global L.P./Clarios US Finance Co.(e)	6.75%	02/15/2030	2,430	2,499,547
				5,513,002
Chemicals-0.01%
SCIH Salt Holdings, Inc.(e)	6.63%	08/15/2031	1,000	1,010,639
Commercial Services & Supplies-0.49%
Allied Universal Holdco LLC(e)	4.63%	06/01/2028	4,300	4,241,338
Allied Universal Holdco LLC(e)	4.63%	06/01/2028	5,000	4,929,940
Allied Universal Holdco LLC(e)	6.88%	06/15/2030	2,406	2,463,566
Allied Universal Holdco LLC(e)	7.88%	02/15/2031	17,597	18,310,136
Raven Acquisition Holdings LLC(e)	6.88%	11/15/2031	3,145	3,135,955
				33,080,935
Construction Materials-0.01%
Quikrete Holdings, Inc.(e)	6.38%	03/01/2032	810	820,481
Containers & Packaging-0.09%
Clydesdale Acquisition Holdings, Inc.(e)	6.88%	01/15/2030	5,000	5,011,125
Clydesdale Acquisition Holdings, Inc.(e)	6.75%	04/15/2032	738	721,171
				5,732,296
Financial Services-0.22%
Focus Financial Partners LLC(e)	6.75%	09/15/2031	11,132	11,081,683
Focus Financial Partners LLC(e)	7.25%	09/15/2031	3,000	3,035,263
Osaic Holdings, Inc.(e)	6.75%	08/01/2032	500	503,352
				14,620,298
Ground Transportation-0.07%
Genesee & Wyoming, Inc.(e)	6.25%	04/15/2032	5,000	5,043,230
Health Care Equipment & Supplies-0.41%
Medline Borrower L.P.(e)	3.88%	04/01/2029	22,100	21,413,667
Medline Borrower L.P./Medline Co-Issuer, Inc.(e)	6.25%	04/01/2029	6,000	6,103,320
				27,516,987
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Senior Loan ETF (BKLN)—(continued)
August 31, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care Technology-0.03%
athenahealth Group, Inc.(e)	7.50%	02/15/2032	$2,000	$2,062,525
Hotels, Restaurants & Leisure-0.50%
1011778 BC ULC/New Red Finance, Inc. (Canada)(e)	5.63%	09/15/2029	3,000	3,014,295
Caesars Entertainment, Inc.(e)	7.00%	02/15/2030	2,000	2,012,782
Caesars Entertainment, Inc.(e)	6.50%	02/15/2032	859	831,089
New Red Finance, Inc. (Canada)(e)	3.88%	01/15/2028	15,000	14,763,600
New Red Finance, Inc. (Canada)(e)	3.50%	02/15/2029	1,000	963,185
New Red Finance, Inc. (Canada)(e)	6.13%	06/15/2029	9,000	9,114,903
New Red Finance, Inc. (Canada)(e)	4.00%	10/15/2030	3,000	2,834,365
				33,534,219
Insurance-0.67%
Acrisure LLC/Acrisure Finance, Inc.(e)	4.25%	02/15/2029	3,282	3,004,674
Acrisure LLC/Acrisure Finance, Inc.(e)	7.50%	11/06/2030	12,833	11,818,322
Acrisure LLC/Acrisure Finance, Inc.(e)	6.75%	07/01/2032	685	585,372
Alliant Holdings Intermediate LLC(e)	6.75%	04/15/2028	1,500	1,513,006
Alliant Holdings Intermediate LLC(e)	7.00%	01/15/2031	2,500	2,540,680
Alliant Holdings Intermediate LLC(e)	6.50%	10/01/2031	4,811	4,839,640
AmWINS Group LLC(e)	6.38%	02/15/2029	1,580	1,595,988
HUB International Ltd.(e)	7.25%	06/15/2030	18,900	19,466,792
				45,364,474
Machinery-0.03%
TK Elevator U.S. Newco, Inc. (Germany)(e)	5.25%	07/15/2027	2,199	2,200,029
Media-0.02%
CSC Holdings LLC(e)	6.50%	02/01/2029	2,000	1,062,434
Personal Care Products-0.09%
Opal Bidco SAS (France)(e)	6.50%	03/31/2032	6,225	6,287,779
Publishing-0.08%
Neptune Bidco US, Inc.(e)	10.38%	05/15/2031	5,000	5,257,450
Software-0.36%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(e)	8.00%	06/15/2029	1,500	847,500
Central Parent, Inc./CDK Global, Inc.(e)	7.25%	06/15/2029	2,500	1,412,500
Cloud Software Group LLC(e)	9.00%	09/30/2029	7,750	7,777,063
Cloud Software Group LLC(e)	8.25%	06/30/2032	5,658	5,545,101
Cloud Software Group, Inc.(e)	6.63%	08/15/2033	1,383	1,255,192
Oak-Eagle AcquireCo, Inc.(e)	7.25%	07/01/2033	1,752	1,823,235
SS&C Technologies, Inc.(e)	6.50%	06/01/2032	5,500	5,575,190
				24,235,781
Total U.S. Dollar Denominated Bonds & Notes (Cost $239,600,560)				237,637,418
			Shares
Common Stocks & Other Equity Interests-0.00%
Diversified Telecommunication Services-0.00%
Altice France S.A.(f) (Cost $80,234)			4,529	85,884

Money Market Funds-6.39%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.65%(g)(h) (Cost $430,505,301)			430,505,301	430,505,301
TOTAL INVESTMENTS IN SECURITIES-101.88% (Cost $6,927,505,168)				6,869,650,536
OTHER ASSETS LESS LIABILITIES-(1.88)%				(126,497,455)
NET ASSETS-100.00%				$6,743,153,081

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Senior Loan ETF (BKLN)—(continued)
August 31, 2026
Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(b)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 10.
(e)
Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2026 was $237,637,418, which represented 3.52% of the Fund’s Net Assets.

(f)	Non-income producing security.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$608,883,473	$8,366,655,619	$(8,545,033,791)	$-	$-	$430,505,301	$19,957,104

(h)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Assets and Liabilities
August 31, 2026
Invesco Senior Loan ETF (BKLN)
Assets:
Unaffiliated investments in securities, at value	$6,439,145,235
Affiliated investments in securities, at value	430,505,301
Foreign currencies, at value	7,623
Receivable for:
Dividends and interest	29,178,745
Investments sold	161,865,891
Fund shares sold	3,202
Expenses absorbed	46,390
Total assets	7,060,752,387
Liabilities:
Payable for:
Distributions	4,681
Investments purchased	309,571,869
Accrued unitary management fees	3,731,058
Unfunded loan commitments	4,291,698
Total liabilities	317,599,306
Net Assets	$6,743,153,081
Net assets consist of:
Shares of beneficial interest	$8,186,787,102
Distributable earnings (loss)	(1,443,634,021)
Net Assets	$6,743,153,081
Shares outstanding (unlimited amount authorized, $0.01 par value)	327,800,000
Net asset value	$20.57
Market price	$20.56
Unaffiliated investments in securities, at cost	$6,496,999,867
Affiliated investments in securities, at cost	$430,505,301
Foreign currencies, at cost	$7,741
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Operations
For the year ended August 31, 2026
Invesco Senior Loan ETF (BKLN)
Investment income:
Interest income	$455,514,109
Affiliated dividend income	19,957,104
Total investment income	475,471,213
Expenses:
Unitary management fees	44,000,039
Less: Waivers	(987,843)
Net expenses	43,012,196
Net investment income	432,459,017
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(61,938,703)
Foreign currencies	166,581
Net realized gain (loss)	(61,772,122)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(94,576,937)
Foreign currencies	(736)
Change in net unrealized appreciation (depreciation)	(94,577,673)
Net realized and unrealized gain (loss)	(156,349,795)
Net increase in net assets resulting from operations	$276,109,222
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Changes in Net Assets
For the years ended August 31, 2026 and 2025
	Invesco Senior Loan ETF (BKLN)
	2026	2025
Operations:
Net investment income	$432,459,017	$544,920,638
Net realized gain (loss)	(61,772,122)	(83,142,908)
Change in net unrealized appreciation (depreciation)	(94,577,673)	(4,615,243)
Net increase in net assets resulting from operations	276,109,222	457,162,487
Distributions to Shareholders from:
Distributable earnings	(430,463,482)	(565,669,948)
Return of capital	-	(15,486,803)
Total distributions to shareholders	(430,463,482)	(581,156,751)
Shareholder Transactions:
Proceeds from shares sold	4,189,756,637	6,263,842,400
Value of shares repurchased	(4,181,602,918)	(6,042,022,242)
Transaction fees	8,064,056	16,528,029
Net increase in net assets resulting from share transactions	16,217,775	238,348,187
Net increase (decrease) in net assets	(138,136,485)	114,353,923
Net assets:
Beginning of year	6,881,289,566	6,766,935,643
End of year	$6,743,153,081	$6,881,289,566
Changes in Shares Outstanding:
Shares sold	202,000,000	298,000,000
Shares repurchased	(202,700,000)	(290,800,000)
Shares outstanding, beginning of year	328,500,000	321,300,000
Shares outstanding, end of year	327,800,000	328,500,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights
Invesco Senior Loan ETF (BKLN)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$20.95	$21.06	$21.06	$21.08	$22.13
Net investment income(a)	1.32	1.46	1.84	1.68	0.77
Net realized and unrealized gain (loss) on investments	(0.40)	(0.03)	(0.05)	(0.07)	(1.18)
Total from investment operations	0.92	1.43	1.79	1.61	(0.41)
Distributions to shareholders from:
Net investment income	(1.32)	(1.54)	(1.82)	(1.69)	(0.73)
Return of capital	-	(0.04)	-	-	-
Total distributions	(1.32)	(1.58)	(1.82)	(1.69)	(0.73)
Transaction fees(a)	0.02	0.04	0.03	0.06	0.09
Net asset value at end of year	$20.57	$20.95	$21.06	$21.06	$21.08
Market price at end of year(b)	$20.56	$20.92	$21.08	$21.09	$20.98
Net Asset Value Total Return(c)	4.65%	7.25%	8.99%	8.34%	(1.44)%
Market Price Total Return(c)	4.76%	7.00%	8.94%	9.04%	(1.99)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$6,743,153	$6,881,290	$6,766,936	$4,076,721	$4,109,841
Ratio to average net assets of:
Expenses, after Waivers	0.64%	0.63%	0.63%	0.63%	0.65%
Expenses, prior to Waivers	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	6.39%	6.95%	8.75%	8.02%	3.53%
Portfolio turnover rate(d)	97%	127%	199%	129%	106%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:
Full Name	Short Name
Invesco Senior Loan ETF (BKLN)	"Senior Loan ETF"
The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on the NYSE Arca, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in the Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, though the Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the Morningstar LSTA US Leveraged Loan 100 Index (the “Underlying Index”).
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the

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“Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

14

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

15

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.
K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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L.
Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, due to the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales and/or incur brokerage fees that might not have been incurred if the Fund had made a redemption in-kind, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs will decrease the Fund’s NAV.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Index Risk. Unlike many investment companies that are "actively managed", the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the Fund generally rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to its Underlying Index’s rebalance schedule will typically result in corresponding changes to the Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies;

17

and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, the Fund will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Investment Grade Securities Risk. All or a significant portion of the loans in which the Fund will invest may be determined to be non-investment grade loans that are considered speculative. The Fund also may invest in junk bonds. Non-investment grade loans and bonds, and unrated loans and bonds of comparable credit quality are subject to the increased risk of a borrower’s or issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the borrower of lower-rated loans or issuer of lower-rated bonds defaults, the Fund may incur additional expenses to seek recovery.
Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Default in the payment of interest or principal on a loan will result in a reduction in its value. Although the loans in which the Fund may invest generally are secured by specific collateral, there can be no assurance that such collateral will satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, access to the collateral may be limited by bankruptcy or other insolvency laws. There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods, any of which may impair the ability to sell loans within a desired time frame or at an acceptable price. Extended trade settlement periods for certain loans may result in cash not being immediately available upon sale of the loan. Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment may be adversely affected. Many loans are not registered with the SEC or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.
Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part

18

owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment, a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Sampling Risk. The Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Senior Loans and Other Loans Risk. Risks associated with an investment in senior loans include credit risk, interest rate risk, liquidity risk, valuation risk and prepayment risk. These risks are typically associated with debt securities but may be heightened in part because of the limited public information regarding senior loans. Senior loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell senior loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding senior loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. The value of senior loans can be affected by, and sensitive to, changes in government regulation and to economic downturns in the United States and abroad. Senior loans are also subject to the risk that a court could subordinate a senior loan or take other action detrimental to the holders of senior loans. Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate or take possession of. Loan investments are often issued in connection with highly leveraged transactions that are subject to greater credit risks than other investments, including a greater possibility that the borrower may default or enter bankruptcy. Highly leveraged loans also may be less liquid than other loans. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default, the Fund may experience lower levels of recoveries than has historically been the norm.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the payments to the Sub-Adviser, set-up fees and commitment fees associated with the line of credit, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2026, the Adviser waived fees of $987,843.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of the Fund with Morningstar, Inc. (the “Licensor”).

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The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.
The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$6,191,371,933	$10,050,000	$6,201,421,933
U.S. Dollar Denominated Bonds & Notes	-	237,637,418	-	237,637,418
Common Stocks & Other Equity Interests	-	85,884	-	85,884
Money Market Funds	430,505,301	-	-	430,505,301
Total Investments	$430,505,301	$6,429,095,235	$10,050,000	$6,869,650,536
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2026 and 2025:
	2026	2025
Ordinary income*	$430,463,482	$565,669,948
Return of capital	-	15,486,803

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
Undistributed ordinary income	$2,162,117
Net unrealized appreciation (depreciation) — investments	(131,533,283)
Net unrealized appreciation (depreciation) — foreign currencies and foreign taxes	(118)
Capital loss carryforward	(1,314,262,737)
Shares of beneficial interest	8,186,787,102
Total net assets	$6,743,153,081
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

20

The Fund has a capital loss carryforward as of August 31, 2026, as follows:
No expiration
Short-Term	Long-Term	Total*
$380,679,822	$933,582,915	$1,314,262,737

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $6,329,186,387 and $6,358,952,405, respectively.
As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$40,559,617
Aggregate unrealized (depreciation) of investments	(172,092,900)
Net unrealized appreciation (depreciation) of investments	$(131,533,283)
Cost of investments for tax purposes is $7,001,183,819.
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions, undistributed net investment income (loss) was increased by $166,582, undistributed net realized gain (loss) was decreased by $(166,583) and Shares of beneficial interest were increased by $1. These reclassifications had no effect on the net assets of the Fund.
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 9—Borrowing
The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company, which will expire on April 6, 2027. The Fund currently participates in this line of credit with another Invesco ETF on a several and not joint basis. The Fund may borrow up to the lesser of (1) $725,000,000 or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.
During the fiscal year ended August 31, 2026, there were no borrowings from the line of credit.
NOTE 10—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitment as of August 31, 2026. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.
Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
Carrix Holdings LLC	Delayed Draw Term Loan	$1,247,047	$786
Raven Acquisition Holdings, LLC	Delayed Draw Term Loan	3,044,651	1,320
		$4,291,698	$2,106

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NOTE 11—Senior Loan Participation Commitments
The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a senior loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
During the fiscal year ended August 31, 2026, there were no interests in senior loans purchased by the Fund on a participation basis.
NOTE 12—Capital
Shares are issued and redeemed by the Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Fund.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

22

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco Senior Loan ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Senior Loan ETF (one of the funds constituting Invesco Exchange-Traded Fund Trust II, referred to hereafter as the “Fund”) as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

23

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2026:
Qualified Business Income*	0%
Qualified Dividend Income*	0%
Corporate Dividends Received Deduction*	0%
U.S. Treasury Obligations*	0%
Business Interest Income*	100%
Qualified Interest Income*	96%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

24

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco Bloomberg Enhanced Fallen Angels ETF
Invesco Bloomberg Financial Data Providers ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI North America Climate ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco QQQ Low Volatility ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500 Concentrated QVM ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 23, 2026 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

25

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and three-year periods for Invesco Floating Rate Municipal Income ETF and the one-year period for Invesco Dorsey Wright Emerging Markets Momentum ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Dorsey Wright Emerging Markets Momentum ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco MSCI USA ETF	0.04%
Invesco 0-5 Yr US TIPS ETF	0.07%

26

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Short Term Treasury ETF	0.08%
Invesco MSCI North America Climate ETF	0.09%
Invesco MSCI Global Climate 500 ETF	0.10%
Invesco S&P 500 QVM Multi-factor ETF	0.11%
Invesco S&P 500 Concentrated QVM ETF Invesco S&P 500® Momentum ETF	0.13%
Invesco Equal Weight 0-30 Year Treasury ETF Invesco NASDAQ 100 ETF Invesco NASDAQ Next Gen 100 ETF Invesco S&P MidCap 400 QVM Multi-factor ETF Invesco S&P SmallCap 600 QVM Multi-factor ETF	0.15%
Invesco Nasdaq Biotechnology ETF Invesco PHLX Semiconductor ETF	0.19%
Invesco ESG NASDAQ 100 ETF Invesco ESG S&P 500 Equal Weight ETF Invesco NASDAQ Future Gen 200 ETF Invesco Russell 1000 Equal Weight ETF	0.20%
Invesco Fundamental Investment Grade Corporate Bond ETF	0.22%
Invesco Bloomberg Enhanced Fallen Angels ETF	0.23%
Invesco Floating Rate Municipal Income ETF Invesco QQQ Low Volatility ETF Invesco S&P 500® High Beta ETF Invesco S&P 500® Low Volatility ETF Invesco S&P International Developed Low Volatility ETF Invesco S&P International Developed Momentum ETF Invesco S&P MidCap Low Volatility ETF Invesco S&P SmallCap Low Volatility ETF	0.25%
Invesco California AMT-Free Municipal Bond ETF Invesco National AMT-Free Municipal Bond ETF Invesco New York AMT-Free Municipal Bond ETF Invesco Taxable Municipal Bond ETF	0.28%
Invesco S&P Emerging Markets Low Volatility ETF Invesco S&P Emerging Markets Momentum ETF Invesco S&P International Developed Quality ETF Invesco S&P SmallCap Consumer Discretionary ETF Invesco S&P SmallCap Consumer Staples ETF Invesco S&P SmallCap Energy ETF Invesco S&P SmallCap Financials ETF Invesco S&P SmallCap Health Care ETF Invesco S&P SmallCap Industrials ETF Invesco S&P SmallCap Information Technology ETF Invesco S&P SmallCap Materials ETF Invesco S&P SmallCap Quality ETF Invesco S&P SmallCap Utilities & Communication Services ETF	0.29%
Invesco S&P 500® High Dividend Low Volatility ETF Invesco S&P SmallCap High Dividend Low Volatility ETF	0.30%
Invesco Global ex-US High Yield Corporate Bond ETF Invesco KBW Bank ETF Invesco KBW High Dividend Yield Financial ETF Invesco KBW Premium Yield Equity REIT ETF Invesco KBW Property & Casualty Insurance ETF Invesco S&P SmallCap 600 GARP ETF Invesco Bloomberg Financial Data Providers ETF	0.35%

27

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Nasdaq Free Cash Flow Achievers ETF Invesco S&P 500 Revenue ETF Invesco S&P MidCap 400 Revenue ETF Invesco S&P SmallCap 600 Revenue ETF Invesco S&P Ultra Dividend Revenue ETF Invesco S&P 500® High Dividend Growers ETF	0.39%
Invesco RAFI Developed Markets ex-U.S. ETF	0.43%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Invesco RAFI Emerging Markets ETF	0.47%
Invesco CEF Income Composite ETF Invesco Emerging Markets Sovereign Debt ETF Invesco International Corporate Bond ETF Invesco Preferred ETF Invesco Variable Rate Preferred ETF	0.50%
Invesco International BuyBack Achievers™ ETF	0.55%
Invesco Dorsey Wright SmallCap Momentum ETF Invesco Alerian Galaxy Crypto Economy ETF	0.60%
Invesco Senior Loan ETF Invesco China Technology ETF	0.65%
Invesco Global Clean Energy ETF Invesco Global Water ETF	0.75%
Invesco Dorsey Wright Developed Markets Momentum ETF	0.80%
Invesco Dorsey Wright Emerging Markets Momentum ETF	0.90%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Crypto Economy ETF		N/A	X
Invesco Bloomberg Enhanced Fallen Angels ETF		X	X
Invesco Bloomberg Financial Data Providers ETF	X		X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF		N/A	X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF		X	X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X

28

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI North America Climate ETF	X	X	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco QQQ Low Volatility ETF	X		X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Concentrated QVM ETF	X	X	X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF			X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X

29

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF		X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF		X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Developed Markets Momentum ETF’s, Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Senior Loan ETF’s, Invesco Preferred ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

30

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 23, 2026.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the applicable Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 19 and April 23, 2026 Board meetings, and Invesco Advisers, Inc., in connection with the April 23, 2026 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the

31

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

32

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Fund’s trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

33

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-SL-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2026
FDIQ	Invesco Bloomberg Financial Data Providers ETF
IBBQ	Invesco Nasdaq Biotechnology ETF
QOWZ	Invesco Nasdaq Free Cash Flow Achievers ETF
SOXQ	Invesco PHLX Semiconductor ETF
TAN	Invesco Solar ETF

2

Invesco Bloomberg Financial Data Providers ETF (FDIQ)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Application Software-3.67%
Fair Isaac Corp.(b)	1,387	$1,591,180
Data Processing & Outsourced Services-7.61%
Broadridge Financial Solutions, Inc.	10,004	1,824,530
SS&C Technologies Holdings, Inc.	17,834	1,479,687
		3,304,217
Financial Exchanges & Data-71.34%
ASX Ltd. (Australia)(c)	16,775	674,719
Cboe Global Markets, Inc.	7,057	2,118,511
CME Group, Inc., Class A	7,433	2,122,122
Coinbase Global, Inc., Class A(b)	10,627	1,999,151
Deutsche Boerse AG (Germany)	6,147	2,054,228
Euronext N.V. (Netherlands)(d)	6,720	1,272,265
FactSet Research Systems, Inc.	3,119	977,962
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	36,811	1,990,024
Intercontinental Exchange, Inc.	13,216	2,123,811
Japan Exchange Group, Inc. (Japan)	88,300	1,234,309
London Stock Exchange Group PLC (United Kingdom)	15,181	1,841,154
MarketAxess Holdings, Inc.	2,945	478,945
Miami International Holdings, Inc.(b)(c)	6,446	276,340
Moody’s Corp.	3,581	1,807,116
Morningstar, Inc.	1,672	366,068
MSCI, Inc.	2,916	1,663,986
Nasdaq, Inc.	20,768	2,047,933
S&P Global, Inc.	3,997	1,742,053
Singapore Exchange Ltd. (Singapore)	91,959	1,839,593
Tel Aviv Stock Exchange Ltd. (The) (Israel)	7,777	330,049
TMX Group Ltd. (Canada)	23,679	922,871
Tradeweb Markets, Inc., Class A	9,947	1,071,292
		30,954,502
	Shares	Value
Investment Banking & Brokerage-0.79%
HUB24 Ltd. (Australia)	6,356	$344,311
Research & Consulting Services-16.48%
Equifax, Inc.	10,139	1,917,893
Experian PLC (Ireland)	49,769	2,027,187
TransUnion	16,466	1,398,128
Verisk Analytics, Inc.	9,327	1,807,386
		7,150,594
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $40,271,139)		43,344,804
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.82%
Invesco Private Government Fund, 3.73%(e)(f)(g)	219,376	219,376
Invesco Private Prime Fund, 3.82%(e)(f)(g)	569,531	569,645
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $789,021)		789,021
TOTAL INVESTMENTS IN SECURITIES-101.71% (Cost $41,060,160)		44,133,825
OTHER ASSETS LESS LIABILITIES-(1.71)%		(743,869)
NET ASSETS-100.00%		$43,389,956

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2026 represented 2.93% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$29,546	$19,099,681	$(19,129,227)	$-	$-	$-	$24,040
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Bloomberg Financial Data Providers ETF (FDIQ)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,664,981	$19,640,005	$(21,085,610)	$-	$-	$219,376	$34,133 *
Invesco Private Prime Fund	4,333,803	46,635,326	(50,399,169)	(89)	(226)	569,645	92,727 *
Total	$6,028,330	$85,375,012	$(90,614,006)	$(89)	$(226)	$789,021	$150,900

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Nasdaq Biotechnology ETF (IBBQ)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Biotechnology-81.99%
4D Molecular Therapeutics, Inc.(b)(c)	3,265	$46,069
Abivax S.A., ADR (France)(b)	3,608	403,122
Absci Corp.(b)(c)	9,746	88,104
AC Immune S.A. (Switzerland)(b)(c)	6,286	16,595
Acadia Pharmaceuticals, Inc.(b)	10,682	308,817
ADMA Biologics, Inc.(b)(c)	14,467	135,845
Agios Pharmaceuticals, Inc.(b)	3,729	125,593
Alkermes PLC(b)(c)	10,399	488,649
Allogene Therapeutics, Inc.(b)	21,547	43,094
Alnylam Pharmaceuticals, Inc.(b)	8,353	2,010,484
Altimmune, Inc.(b)(c)	12,161	37,821
Alvotech S.A. (Luxembourg)(b)(c)	19,504	101,226
Amgen, Inc.	19,472	8,370,623
AnaptysBio, Inc.(b)(c)	1,831	104,422
Anavex Life Sciences Corp.(b)(c)	5,726	16,033
Annexon, Inc.(b)	10,249	50,630
Apogee Therapeutics, Inc.(b)	3,858	521,139
Arbutus Biopharma Corp.(b)	12,323	62,601
Arcturus Therapeutics Holdings, Inc.(b)(c)	1,736	25,623
Arcutis Biotherapeutics, Inc.(b)	7,824	187,541
Ardelyx, Inc.(b)(c)	15,440	58,363
Argenx SE, ADR (Belgium)(b)	1,722	1,776,518
ArriVent Biopharma, Inc.(b)(c)	2,921	87,776
Arrowhead Pharmaceuticals, Inc.(b)	8,784	723,714
ARS Pharmaceuticals, Inc.(b)(c)	6,210	37,260
Ascendis Pharma A/S (Denmark)(b)	3,840	1,010,074
Aura Biosciences, Inc.(b)(c)	6,468	46,440
Aurinia Pharmaceuticals, Inc. (Canada)(b)	8,051	129,702
Autolus Therapeutics PLC, ADR (United Kingdom)(b)(c)	12,421	29,189
Beam Therapeutics, Inc.(b)(c)	6,441	189,559
BeOne Medicines Ltd., ADR(b)	2,080	747,926
Bicara Therapeutics, Inc.(b)(c)	4,100	94,792
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)(c)	2,901	11,981
BioCryst Pharmaceuticals, Inc.(b)(c)	15,860	153,842
Biogen, Inc.(b)	9,225	1,998,596
BioMarin Pharmaceutical, Inc.(b)	12,056	786,413
BioNTech SE, ADR (Germany)(b)	7,271	738,806
Black Diamond Therapeutics, Inc.(b)(c)	3,541	7,436
BridgeBio Pharma, Inc.(b)	12,234	937,002
C4 Therapeutics, Inc.(b)(c)	6,830	25,339
Cabaletta Bio, Inc.(b)	10,078	31,343
Candel Therapeutics, Inc.(b)	4,584	59,913
Caribou Biosciences, Inc.(b)	6,153	9,476
Caris Life Sciences, Inc.(b)	17,659	450,128
Cartesian Therapeutics, Inc., Rts., expiring 12/31/2049(b)(d)	2,633	359
CG Oncology, Inc.(b)(c)	5,499	413,305
Cogent Biosciences, Inc.(b)(c)	10,662	373,170
Coherus Oncology, Inc.(b)(c)	9,534	12,871
Compass Pathways PLC, ADR (United Kingdom)(b)(c)	8,331	112,552
Corvus Pharmaceuticals, Inc.(b)(c)	5,239	73,556
Crinetics Pharmaceuticals, Inc.(b)	6,577	558,716
CRISPR Therapeutics AG (Switzerland)(b)(c)	6,018	342,906
Cullinan Therapeutics, Inc.(b)(c)	3,834	84,616
	Shares	Value
Biotechnology-(continued)
Cytokinetics, Inc.(b)(c)	8,462	$600,040
CytomX Therapeutics, Inc.(b)(c)	13,598	45,689
Denali Therapeutics, Inc.(b)(c)	9,895	235,105
Design Therapeutics, Inc.(b)(c)	3,887	58,655
Disc Medicine, Inc.(b)(c)	2,395	188,367
Dyne Therapeutics, Inc.(b)(c)	10,327	262,616
Editas Medicine, Inc.(b)(c)	9,493	29,049
Enanta Pharmaceuticals, Inc.(b)(c)	1,815	24,194
Entrada Therapeutics, Inc.(b)(c)	2,408	16,976
Erasca, Inc.(b)(c)	19,407	346,997
Exelixis, Inc.(b)	15,711	858,449
First Tracks Biotherapeutics, Inc.(b)(c)	2,179	91,169
Foghorn Therapeutics, Inc.(b)(c)	3,614	20,744
Galapagos N.V., ADR (Belgium)(b)	920	26,220
Genmab A/S, ADR (Denmark)(b)	4,722	156,582
Geron Corp.(b)	40,055	59,682
Gilead Sciences, Inc.	48,769	7,136,855
Gossamer Bio., Inc.(b)(c)	14,495	2,464
GRAIL, Inc.(b)(c)	2,686	213,188
Grifols S.A., ADR (Spain)	7,619	58,819
Halozyme Therapeutics, Inc.(b)	7,399	787,919
Humacyte, Inc.(b)	13,705	8,242
Ideaya Biosciences, Inc.(b)(c)	5,480	219,748
Immuneering Corp., Class A(b)(c)	4,013	20,025
ImmunityBio, Inc.(b)(c)	65,395	519,890
Immunocore Holdings PLC, ADR (United Kingdom)(b)	2,769	100,570
Immunovant, Inc.(b)(c)	12,817	523,190
Incyte Corp.(b)	12,483	1,538,155
Inhibrx Biosciences, Inc.(b)(c)	901	114,157
Insmed, Inc.(b)	13,547	1,650,296
Intellia Therapeutics, Inc.(b)(c)	8,723	111,044
Invivyd, Inc.(b)	18,216	17,394
Ionis Pharmaceuticals, Inc.(b)	10,324	623,157
Iovance Biotherapeutics, Inc.(b)(c)	27,907	228,000
Ironwood Pharmaceuticals, Inc.(b)	10,290	43,732
Janux Therapeutics, Inc.(b)(c)	3,809	69,400
Jyong Biotech Ltd. (Taiwan)(b)	4,687	10,452
Kamada Ltd. (Israel)(b)	3,561	29,307
Keros Therapeutics, Inc.(b)	1,249	13,839
Kiniksa Pharmaceuticals International PLC(b)	2,907	228,577
Kodiak Sciences, Inc.(b)(c)	3,893	145,404
Krystal Biotech, Inc.(b)(c)	1,851	665,175
Kura Oncology, Inc.(b)	5,529	69,942
Kymera Therapeutics, Inc.(b)(c)	5,142	610,921
Kyverna Therapeutics, Inc.(b)(c)	3,767	31,925
Larimar Therapeutics, Inc.(b)(c)	6,440	24,601
Legend Biotech Corp., ADR(b)(c)	5,256	109,220
LENZ Therapeutics, Inc.(b)(c)	1,932	10,066
Lexeo Therapeutics, Inc.(b)(c)	4,861	23,138
Lyell Immunopharma, Inc.(b)	1,428	20,449
Madrigal Pharmaceuticals, Inc.(b)	1,428	771,163
MannKind Corp.(b)(c)	19,299	77,389
MeiraGTx Holdings PLC(b)(c)	5,773	79,725
Mesoblast Ltd., ADR (Australia)(b)(c)	3,265	54,721
Mineralys Therapeutics, Inc.(b)(c)	5,155	132,329
Mirum Pharmaceuticals, Inc.(b)(c)	3,809	373,472
Moderna, Inc.(b)	24,778	3,477,344
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
August 31, 2026
	Shares	Value
Biotechnology-(continued)
Monte Rosa Therapeutics, Inc.(b)(c)	5,260	$73,324
Neurocrine Biosciences, Inc.(b)	6,277	966,846
Neurogene, Inc.(b)(c)	995	36,059
NewAmsterdam Pharma Co. N.V. (Netherlands)(b)	7,308	185,185
NovaBridge Biosciences, ADR (China)(b)	6,962	12,671
Novavax, Inc.(b)(c)	10,280	96,324
Nurix Therapeutics, Inc.(b)(c)	6,469	166,771
Olema Pharmaceuticals, Inc.(b)(c)	5,453	56,875
ORIC Pharmaceuticals, Inc.(b)(c)	6,475	84,110
Oruka Therapeutics, Inc.(b)(c)	3,773	349,455
PepGen, Inc.(b)(c)	4,289	12,824
Praxis Precision Medicines, Inc.(b)	1,725	604,267
Precigen, Inc.(b)(c)	22,273	154,352
Prime Medicine, Inc.(b)(c)	11,262	40,431
Protagonist Therapeutics, Inc.(b)(c)	4,026	594,841
Prothena Corp. PLC (Ireland)(b)(c)	3,241	30,303
PTC Therapeutics, Inc.(b)(c)	5,179	360,148
Puma Biotechnology, Inc.(b)(c)	3,166	28,842
Pyxis Oncology, Inc.(b)(c)	3,898	12,630
Recursion Pharmaceuticals, Inc., Class A(b)(c)	32,751	111,353
Regeneron Pharmaceuticals, Inc.	6,449	5,153,267
REGENXBIO, Inc.(b)(c)	3,234	30,723
Relay Therapeutics, Inc.(b)(c)	13,387	246,053
Replimune Group, Inc.(b)(c)	5,159	78,933
Revolution Medicines, Inc.(b)	13,286	2,731,203
Rhythm Pharmaceuticals, Inc.(b)(c)	4,294	455,722
Rigel Pharmaceuticals, Inc.(b)(c)	1,145	52,876
Rocket Pharmaceuticals, Inc.(b)(c)	6,759	25,143
Roivant Sciences Ltd.(b)	44,918	1,555,960
Sagimet Biosciences, Inc., Class A(b)(c)	3,787	38,855
Sana Biotechnology, Inc.(b)(c)	17,386	67,284
Sarepta Therapeutics, Inc.(b)(c)	6,584	138,462
Savara, Inc.(b)(c)	12,797	68,976
Scholar Rock Holding Corp.(b)(c)	7,504	426,227
Silence Therapeutics PLC, ADR (United Kingdom)(b)	2,918	39,481
Sionna Therapeutics, Inc.(b)	2,805	16,914
Solid Biosciences, Inc.(b)(c)	6,165	59,061
Spyre Therapeutics, Inc.(b)(c)	5,426	484,705
Stoke Therapeutics, Inc.(b)(c)	3,878	120,994
Summit Therapeutics, Inc.(b)(c)	48,468	660,134
Syndax Pharmaceuticals, Inc.(b)(c)	5,520	106,481
Tango Therapeutics, Inc.(b)	9,026	206,154
Taysha Gene Therapies, Inc.(b)	17,949	102,130
Tectonic Therapeutic, Inc.(b)(c)	1,165	34,880
Tenaya Therapeutics, Inc.(b)	13,401	9,217
Travere Therapeutics, Inc.(b)	5,794	384,026
Twist Bioscience Corp.(b)(c)	3,877	538,903
Tyra Biosciences, Inc.(b)(c)	3,729	93,337
Ultragenyx Pharmaceutical, Inc.(b)	6,167	155,470
uniQure N.V. (Netherlands)(b)	3,919	190,777
United Therapeutics Corp.(b)	2,662	1,358,632
Upstream Bio, Inc.(b)(c)	3,347	22,157
UroGen Pharma Ltd.(b)	3,035	130,778
Vanda Pharmaceuticals, Inc.(b)(c)	3,733	20,158
Vaxcyte, Inc.(b)(c)	9,012	547,389
Vera Therapeutics, Inc.(b)(c)	4,464	152,133
Veracyte, Inc.(b)(c)	4,970	214,654
Vericel Corp.(b)(c)	3,201	127,720
	Shares	Value
Biotechnology-(continued)
Vertex Pharmaceuticals, Inc.(b)	14,642	$7,972,862
Vir Biotechnology, Inc.(b)(c)	10,545	115,362
Vor BioPharma, Inc.(b)(c)	3,366	75,668
Voyager Therapeutics, Inc.(b)	3,748	12,931
Xencor, Inc.(b)(c)	4,630	126,237
Xenon Pharmaceuticals, Inc. (Canada)(b)	6,029	363,066
Zai Lab Ltd., ADR (China)(b)(c)	2,075	52,829
Zenas Biopharma, Inc.(b)(c)	3,923	126,791
Zymeworks, Inc.(b)(c)	4,570	134,404
		79,027,338
Health Care Equipment & Supplies-0.15%
Novocure Ltd.(b)(c)	7,251	127,980
Orchestra Biomed Holdings, Inc.(b)(c)	3,720	18,749
		146,729
Health Care Providers & Services-1.43%
Castle Biosciences, Inc.(b)	1,896	62,625
Guardant Health, Inc.(b)	8,264	1,314,141
		1,376,766
Life Sciences Tools & Services-5.30%
10X Genomics, Inc., Class A(b)(c)	7,307	456,322
AbCellera Biologics, Inc. (Canada)(b)(c)	19,068	218,901
Adaptive Biotechnologies Corp.(b)(c)	10,006	249,350
Alpha Teknova, Inc.(b)(c)	3,306	23,737
Codexis, Inc.(b)	5,635	9,579
Fortrea Holdings, Inc.(b)	5,920	108,750
Illumina, Inc.(b)	9,460	2,020,940
Lifecore Biomedical, Inc.(b)	2,340	10,436
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	9,218	70,426
Medpace Holdings, Inc.(b)	1,802	1,070,370
OmniAb, Inc.(b)	8,965	39,267
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(d)	125	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	125	0
Pacific Biosciences of California, Inc.(b)(c)	19,222	26,046
Personalis, Inc.(b)(c)	6,539	109,724
Quantum-Si, Inc.(b)	12,232	9,368
Tempus AI, Inc., Class A(b)(c)	10,897	687,056
		5,110,272
Pharmaceuticals-11.06%
Aardvark Therapeutics, Inc.(b)	1,350	8,235
Aclaris Therapeutics, Inc.(b)	8,720	52,756
Alumis, Inc.(b)(c)	7,695	167,828
Amneal Pharmaceuticals, Inc.(b)	19,915	347,915
Amphastar Pharmaceuticals, Inc.(b)(c)	2,749	61,935
Amylyx Pharmaceuticals, Inc.(b)(c)	6,964	235,035
ANI Pharmaceuticals, Inc.(b)(c)	1,411	103,356
Aquestive Therapeutics, Inc.(b)(c)	7,778	39,746
Arvinas, Inc.(b)	4,004	36,837
AtaiBeckley, Inc.(b)	23,014	168,923
Atea Pharmaceuticals, Inc.(b)(c)	4,939	26,424
Axsome Therapeutics, Inc.(b)	3,222	639,631
BioAge Labs, Inc.(b)(c)	2,768	26,296
Collegium Pharmaceutical, Inc.(b)(c)	2,007	49,392
Contineum Therapeutics, Inc., Class A(b)	2,064	33,519
CorMedix, Inc.(b)(c)	4,899	40,466
Definium Therapeutics, Inc.(b)	6,810	270,493
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
August 31, 2026
	Shares	Value
Pharmaceuticals-(continued)
Edgewise Therapeutics, Inc.(b)	6,732	$281,196
Eli Lilly and Co., Rts.(b)(d)	6,344	0
Enliven Therapeutics, Inc.(b)(c)	3,805	220,271
Esperion Therapeutics, Inc., Rts., 2028-03-15(b)(d)	13,225	0
Eton Pharmaceuticals, Inc.(b)(c)	1,699	102,688
Evolus, Inc.(b)	4,073	37,024
EyePoint, Inc.(b)	5,226	23,517
Fulcrum Therapeutics, Inc.(b)	4,113	16,000
GH Research PLC (Ireland)(b)(c)	4,295	115,879
Harmony Biosciences Holdings, Inc.(b)	3,604	141,926
Harrow, Inc.(b)(c)	2,346	86,591
Indivior Pharmaceuticals, Inc.(b)(c)	7,615	265,992
Innoviva, Inc.(b)(c)	4,612	95,791
Jazz Pharmaceuticals PLC(b)(c)	3,902	978,153
Ligand Pharmaceuticals, Inc.(b)(c)	1,268	360,239
Maze Therapeutics, Inc.(b)(c)	3,469	92,171
MBX Biosciences, Inc.(b)(c)	2,976	183,322
Neumora Therapeutics, Inc.(b)	11,450	15,229
Novo Nordisk A/S (Denmark)(b)(d)	3,794	0
Ocular Therapeutix, Inc.(b)(c)	13,664	143,335
Omeros Corp.(b)(c)	4,536	85,231
Pacira BioSciences, Inc.(b)(c)	2,456	63,610
Pharvaris N.V. (Netherlands)(b)	4,362	150,969
Phathom Pharmaceuticals, Inc.(b)(c)	4,969	47,553
Phibro Animal Health Corp., Class A	1,323	49,930
Rani Therapeutics Holdings, Inc., Class A(b)	6,969	5,950
Rapport Therapeutics, Inc.(b)(c)	2,988	145,426
Royalty Pharma PLC, Class A	27,695	1,700,750
Sanofi S.A., ADR	14,515	643,885
Septerna, Inc.(b)(c)	2,801	106,858
SIGA Technologies, Inc.(c)	4,420	13,879
Structure Therapeutics, Inc., ADR(b)(c)	4,874	223,765
Supernus Pharmaceuticals, Inc.(b)	3,612	159,687
Tarsus Pharmaceuticals, Inc.(b)(c)	2,692	199,854
Theravance Biopharma, Inc.(b)(c)	3,227	54,988
	Shares	Value
Pharmaceuticals-(continued)
Third Harmonic Bio, Inc., Class B(b)(d)	1,605	$0
Trevi Therapeutics, Inc.(b)(c)	8,884	147,474
Viatris, Inc.	72,719	1,200,591
Wave Life Sciences, Inc.(b)(c)	12,010	58,849
Xeris Biopharma Holdings, Inc.(b)(c)	10,798	91,135
Zevra Therapeutics, Inc.(b)(c)	3,710	43,555
		10,662,050
Total Common Stocks & Other Equity Interests (Cost $78,558,040)		96,323,155

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)(f) (Cost $7,711)	7,711	7,711
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $78,565,751)		96,330,866
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.95%
Invesco Private Government Fund, 3.73%(e)(f)(g)	5,331,794	5,331,794
Invesco Private Prime Fund, 3.82%(e)(f)(g)	13,895,465	13,898,244
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,228,982)		19,230,038
TOTAL INVESTMENTS IN SECURITIES-119.89% (Cost $97,794,733)		115,560,904
OTHER ASSETS LESS LIABILITIES-(19.89)%		(19,168,390)
NET ASSETS-100.00%		$96,392,514

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,857	$973,522	$(984,668)	$-	$-	$7,711	$1,453
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,910,357	$24,540,437	$(21,119,000)	$-	$-	$5,331,794	$136,477 *
Invesco Private Prime Fund	4,966,542	50,392,615	(41,460,232)	753	(1,434)	13,898,244	367,149 *
Total	$6,895,756	$75,906,574	$(63,563,900)	$753	$(1,434)	$19,237,749	$505,079

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Aerospace & Defense-1.31%
HEICO Corp.	422	$139,745
Beverages-0.98%
Primo Brands Corp.	4,580	104,516
Commercial Services & Supplies-6.39%
Clean Harbors, Inc.(b)	480	151,320
Copart, Inc.(b)	5,231	172,571
Republic Services, Inc.	1,087	240,140
Rollins, Inc.	3,275	118,129
		682,160
Diversified Consumer Services-0.90%
Bright Horizons Family Solutions, Inc.(b)	1,293	95,915
Electrical Equipment-1.44%
Hubbell, Inc.	340	154,020
Electronic Equipment, Instruments & Components-2.42%
Badger Meter, Inc.(c)	674	91,307
Teledyne Technologies, Inc.(b)	273	167,335
		258,642
Financial Services-4.72%
Mastercard, Inc., Class A	855	503,860
Health Care Equipment & Supplies-6.35%
Dexcom, Inc.(b)	2,276	207,252
Globus Medical, Inc., Class A(b)	1,402	114,081
IDEXX Laboratories, Inc.(b)	345	192,058
STERIS PLC	708	164,709
		678,100
Health Care Providers & Services-1.92%
CorVel Corp.(b)	1,285	88,511
HealthEquity, Inc.(b)	1,206	116,427
		204,938
Health Care Technology-2.57%
Veeva Systems, Inc., Class A(b)	961	274,548
Hotels, Restaurants & Leisure-1.23%
Domino’s Pizza, Inc.	384	131,351
Household Products-1.52%
Church & Dwight Co., Inc.	1,624	162,043
IT Services-2.85%
GoDaddy, Inc., Class A(b)	1,433	140,262
VeriSign, Inc.	569	164,031
		304,293
Life Sciences Tools & Services-1.68%
Charles River Laboratories International, Inc.(b)	623	179,574
Machinery-2.40%
RBC Bearings, Inc.(b)	251	124,059
Watts Water Technologies, Inc., Class A	360	131,670
		255,729
Professional Services-8.94%
Automatic Data Processing, Inc.	1,113	318,496
Leidos Holdings, Inc.	1,082	151,707
Paycom Software, Inc.	730	174,543
	Shares	Value
Professional Services-(continued)
Paylocity Holding Corp.(b)	870	$139,392
SS&C Technologies Holdings, Inc.	2,055	170,503
		954,641
Semiconductors & Semiconductor Equipment-20.69%
Broadcom, Inc.	1,616	598,470
KLA Corp.	1,827	320,547
Monolithic Power Systems, Inc.	149	188,898
NVIDIA Corp.	4,613	1,018,458
Rambus, Inc.(b)	945	81,922
		2,208,295
Software-29.90%
Adobe, Inc.(b)	1,006	294,547
Cadence Design Systems, Inc.(b)	694	235,113
Fair Isaac Corp.(b)	134	153,726
Fortinet, Inc.(b)	1,870	319,639
Intuit, Inc.	748	268,756
Manhattan Associates, Inc.(b)	754	168,285
PTC, Inc.(b)	996	155,117
Qualys, Inc.(b)	778	144,817
Roper Technologies, Inc.	540	229,306
Salesforce, Inc.	1,564	402,793
ServiceNow, Inc.(b)	2,248	332,682
SPS Commerce, Inc.(b)(c)	1,221	104,273
Tyler Technologies, Inc.(b)	414	154,099
Workday, Inc., Class A(b)	1,160	229,042
		3,192,195
Technology Hardware, Storage & Peripherals-1.78%
NetApp, Inc.	1,027	190,293
Total Common Stocks & Other Equity Interests (Cost $10,072,618)		10,674,858

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $1,664)	1,664	1,664
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $10,074,282)		10,676,522
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.82%
Invesco Private Government Fund, 3.73%(d)(e)(f)	53,429	53,429
Invesco Private Prime Fund, 3.82%(d)(e)(f)	140,988	141,016
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $194,443)		194,445
TOTAL INVESTMENTS IN SECURITIES-101.83% (Cost $10,268,725)		10,870,967
OTHER ASSETS LESS LIABILITIES-(1.83)%		(194,858)
NET ASSETS-100.00%		$10,676,109
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)—(continued)
August 31, 2026
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,107	$91,984	$(91,427)	$-	$-	$1,664	$106
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	172,276	2,138,020	(2,256,867)	-	-	53,429	2,204 *
Invesco Private Prime Fund	449,254	5,043,300	(5,351,555)	(33)	50	141,016	5,830 *
Total	$622,637	$7,273,304	$(7,699,849)	$(33)	$50	$196,109	$8,140

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco PHLX Semiconductor ETF (SOXQ)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Electronic Equipment, Instruments & Components-2.32%
Coherent Corp.(b)	250,882	$69,702,546
Semiconductors & Semiconductor Equipment-97.60%
Advanced Micro Devices, Inc.(b)	261,203	122,953,476
Analog Devices, Inc.	325,726	117,958,414
Applied Materials, Inc.	299,462	137,270,386
ARM Holdings PLC, ADR(b)	181,317	43,862,395
ASML Holding N.V., New York Shares (Netherlands)	83,753	142,045,926
Astera Labs, Inc.(b)	219,741	65,258,682
Broadcom, Inc.	754,234	279,323,020
Credo Technology Group Holding Ltd.(b)	236,415	53,474,709
Entegris, Inc.	195,380	26,432,960
GLOBALFOUNDRIES, Inc.	703,510	31,439,862
Intel Corp.(b)	1,175,493	105,218,378
KLA Corp.	701,372	123,055,717
Lam Research Corp.	423,577	127,704,230
MACOM Technology Solutions Holdings, Inc.(b)	97,735	25,785,425
Marvell Technology, Inc.	657,684	139,205,395
Microchip Technology, Inc.	694,704	51,026,009
Micron Technology, Inc.	277,683	266,223,023
Monolithic Power Systems, Inc.	62,938	79,790,908
Nova Ltd. (Israel)(b)	40,899	14,251,257
NVIDIA Corp.	1,915,191	422,835,869
NXP Semiconductors N.V. (Netherlands)	323,704	72,716,867
ON Semiconductor Corp.(b)	502,378	37,221,186
Qorvo, Inc.(b)(c)	112,722	10,830,330
QUALCOMM, Inc.	537,095	91,563,956
Rambus, Inc.(b)	138,663	12,020,695
Skyworks Solutions, Inc.(c)	192,930	12,928,239
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	322,209	133,819,842
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Teradyne, Inc.	200,509	$70,144,063
Texas Instruments, Inc.	441,102	115,087,923
		2,931,449,142
Total Common Stocks & Other Equity Interests (Cost $3,066,553,882)		3,001,151,688

Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $2,263,711)	2,263,711	2,263,711
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $3,068,817,593)		3,003,415,399
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.08%
Invesco Private Government Fund, 3.73%(d)(e)(f)	649,758	649,758
Invesco Private Prime Fund, 3.82%(d)(e)(f)	1,741,213	1,741,561
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,391,319)		2,391,319
TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $3,071,208,912)		3,005,806,718
OTHER ASSETS LESS LIABILITIES-(0.07)%		(2,234,126)
NET ASSETS-100.00%		$3,003,572,592

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$494,476	$22,779,741	$(21,010,506)	$-	$-	$2,263,711	$34,502
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco PHLX Semiconductor ETF (SOXQ)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$52,246	$183,673,603	$(183,076,091)	$-	$-	$649,758	$146,854 *
Invesco Private Prime Fund	214,645	411,843,657	(410,309,678)	-	(7,063)	1,741,561	388,590 *
Total	$761,367	$618,297,001	$(614,396,275)	$-	$(7,063)	$4,655,030	$569,946

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Solar ETF (TAN)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Construction & Engineering-2.06%
TESS Holdings Co. Ltd. (Japan)(b)	1,892,321	$7,634,806
West Holdings Corp. (Japan)(b)	842,485	13,784,337
		21,419,143
Electrical Equipment-19.73%
Array Technologies, Inc.(b)(c)	3,856,498	17,045,721
CW Enerji Muhendislik Ticaret VE Sanayi A.S. (Turkey)(c)	12,283,448	9,554,006
Nextpower, Inc., Class A(b)(c)	1,112,094	91,225,071
Shoals Technologies Group, Inc., Class A(b)(c)	3,791,732	26,238,786
Sunrun, Inc.(b)(c)	4,585,974	39,301,797
T1 Energy, Inc.(b)(c)	4,866,378	21,655,382
		205,020,763
Financial Services-4.61%
HA Sustainable Infrastructure Capital, Inc.(b)	1,210,263	47,865,902
Independent Power and Renewable Electricity Producers-31.40%
BCPG PCL, NVDR (Thailand)	31,889,439	7,106,506
Clearway Energy, Inc., Class C	1,194,843	37,936,265
Doral Group Renewable Energy Resources Ltd. (Israel)(c)	2,217,800	48,470,173
Energix-Renewable Energies Ltd. (Israel)	3,495,457	23,910,328
Enlight Renewable Energy Ltd. (Israel)(c)	959,355	74,746,171
Grenergy Renovables S.A. (Spain)(c)	216,185	22,253,361
OY Nofar Energy Ltd. (Israel)(c)	603,380	33,369,606
ReNew Energy Global PLC, Class A (India)(b)(c)	2,148,365	14,608,882
Scatec ASA (South Africa)(c)(d)	1,968,779	20,302,006
Solaria Energia y Medio Ambiente S.A. (Spain)(c)	1,752,245	34,441,814
Xinyi Energy Holdings Ltd. (China)(b)	90,804,016	9,149,889
		326,295,001
Semiconductors & Semiconductor Equipment-42.20%
Canadian Solar, Inc. (Canada)(b)(c)	1,300,231	16,031,848
Daqo New Energy Corp., ADR (China)(b)(c)	1,408,405	18,154,341
Enphase Energy, Inc.(b)(c)	1,862,659	67,838,041
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
First Solar, Inc.(b)(c)(e)	507,057	$102,374,808
Flat Glass Group Co. Ltd., H Shares (China)(b)	15,094,062	12,584,597
GCL Technology Holdings Ltd. (China)(b)(c)	471,299,554	41,960,949
Gigastorage Corp. (Taiwan)(c)	10,125,000	8,950,812
HD Hyundai Energy Solutions Co. Ltd. (South Korea)(c)	173,429	17,950,127
JinkoSolar Holding Co. Ltd., ADR (China)(b)	946,516	11,907,171
Motech Industries, Inc. (Taiwan)	12,792,000	9,693,706
SMA Solar Technology AG (Germany)(c)	468,065	32,110,468
SolarEdge Technologies, Inc.(b)(c)	1,126,630	36,277,486
TSEC Corp. (Taiwan)(c)	14,319,000	11,724,218
United Renewable Energy Co. Ltd. (Taiwan)(c)	34,767,458	19,923,953
Xinyi Solar Holdings Ltd. (China)(b)	108,244,879	31,092,362
		438,574,887
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $1,332,870,123)		1,039,175,696
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-34.83%
Invesco Private Government Fund, 3.73%(f)(g)(h)	102,491,468	102,491,468
Invesco Private Prime Fund, 3.82%(f)(g)(h)	259,453,664	259,505,555
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $361,971,461)		361,997,023
TOTAL INVESTMENTS IN SECURITIES-134.83% (Cost $1,694,841,584)		1,401,172,719
OTHER ASSETS LESS LIABILITIES-(34.83)%		(361,966,642)
NET ASSETS-100.00%		$1,039,206,077

Investment Abbreviations:
ADR	-American Depositary Receipt
NVDR	-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at August 31, 2026.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2026 represented 1.95% of the Fund’s Net Assets.

(e)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2J.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Solar ETF (TAN)—(continued)
August 31, 2026

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$123,110,025	$(123,110,025)	$-	$-	$-	$45,891
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,910,793	729,815,391	(678,234,716)	-	-	102,491,468	3,018,865 *
Invesco Private Prime Fund	132,364,120	1,418,294,153	(1,291,127,831)	15,676	(40,563)	259,505,555	8,112,103 *
Total	$183,274,913	$2,271,219,569	$(2,092,472,572)	$15,676	$(40,563)	$361,997,023	$11,176,859

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following countries:
Israel	17.37%
China	12.01%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Statements of Assets and Liabilities
August 31, 2026

	Invesco Bloomberg Financial Data Providers ETF (FDIQ)	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Assets:
Unaffiliated investments in securities, at value(a)	$43,344,804	$96,323,155	$10,674,858	$3,001,151,688	$1,039,175,697
Affiliated investments in securities, at value	789,021	19,237,749	196,109	4,655,030	361,997,023
Foreign currencies, at value	-	-	-	-	25,687
Receivable for:
Dividends	52,652	70,297	3,255	624,758	633,124
Securities lending	168	3,516	32	1,788	301,883
Investments sold	178,893	-	-	-	29,357,777
Fund shares sold	-	-	-	1,815,945	-
Foreign tax reclaims	5,401	537	-	-	213,491
Total assets	44,370,939	115,635,254	10,874,254	3,008,249,209	1,431,704,682
Liabilities:
Due to custodian	6,669	-	-	-	3,833,856
Due to foreign custodian	25,131	-	-	-	-
Payable for:
Investments purchased	-	-	-	1,815,776	3,318
Collateral upon return of securities loaned	789,021	19,228,982	194,443	2,391,319	361,971,461
Fund shares repurchased	146,489	-	-	-	24,992,550
Accrued unitary management fees	13,673	13,758	3,702	469,522	-
Accrued advisory fees	-	-	-	-	551,611
Accrued trustees’ and officer’s fees	-	-	-	-	42,152
Accrued expenses	-	-	-	-	1,103,657
Total liabilities	980,983	19,242,740	198,145	4,676,617	392,498,605
Net Assets	$43,389,956	$96,392,514	$10,676,109	$3,003,572,592	$1,039,206,077
Net assets consist of:
Shares of beneficial interest	$55,253,015	$86,083,026	$11,101,478	$3,101,935,073	$3,111,679,945
Distributable earnings (loss)	(11,863,059)	10,309,488	(425,369)	(98,362,481)	(2,072,473,867)
Net Assets	$43,389,956	$96,392,514	$10,676,109	$3,003,572,592	$1,039,206,078
Shares outstanding (unlimited amount authorized, $0.01 par value)	570,000	2,720,001	280,001	33,080,001	21,768,000
Net asset value	$76.12	$35.44	$38.13	$90.80	$47.74
Market price	$76.08	$35.46	$38.13	$90.79	$47.55
Unaffiliated investments in securities, at cost	$40,271,139	$78,558,040	$10,072,618	$3,066,553,882	$1,332,870,123
Affiliated investments in securities, at cost	$789,021	$19,236,693	$196,107	$4,655,030	$361,971,461
Foreign currencies, at cost	$(24,987)	$-	$-	$-	$25,244
(a)Includes securities on loan with an aggregate value of:	$751,728	$18,751,937	$191,045	$2,380,732	$336,025,694
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Statements of Operations
For the year ended August 31, 2026

	Invesco Bloomberg Financial Data Providers ETF (FDIQ)	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Investment income:
Unaffiliated dividend income	$1,202,287	$380,030	$85,904	$7,832,445	$6,915,650
Affiliated dividend income	24,040	1,453	106	34,502	45,891
Non-cash dividend income	-	30,191	-	-	-
Securities lending income, net	5,524	54,545	314	27,561	1,889,668
Foreign withholding tax	(18,903)	(5,195)	-	(253,705)	(245,097)
Total investment income	1,212,948	461,024	86,324	7,640,803	8,606,112
Expenses:
Unitary management fees	178,005	121,525	52,446	2,711,081	-
Advisory fees	-	-	-	-	6,628,023
Sub-licensing fees	-	-	-	-	1,963,418
Accounting & administration fees	-	-	-	-	76,112
Custodian & transfer agent fees	-	-	-	-	119,122
Trustees’ and officer’s fees.	-	-	-	-	16,156
Other expenses	-	-	-	-	130,710
Total expenses	178,005	121,525	52,446	2,711,081	8,933,541
Less: Waivers	(662)	(39)	(3)	(929)	(1,242)
Net expenses	177,343	121,486	52,443	2,710,152	8,932,299
Net investment income (loss)	1,035,605	339,538	33,881	4,930,651	(326,187)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,786,853	(2,561,212)	(673,852)	(1,121,788)	(178,311,998)
Affiliated investment securities	(226)	(1,434)	50	(7,063)	(40,563)
In-kind redemptions	6,536,869	6,984,227	2,357,336	858,387,182	227,869,028
Foreign currencies	98,173	-	-	-	(369,376)
Net realized gain	8,421,669	4,421,581	1,683,534	857,258,331	49,147,091
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,249,777	19,944,600	(1,032,802)	(103,318,100)	(19,765,365)
Affiliated investment securities	(89)	753	(33)	-	15,676
Foreign currencies	(86)	-	-	-	(5,281)
Change in net unrealized appreciation (depreciation)	1,249,602	19,945,353	(1,032,835)	(103,318,100)	(19,754,970)
Net realized and unrealized gain	9,671,271	24,366,934	650,699	753,940,231	29,392,121
Net increase in net assets resulting from operations	$10,706,876	$24,706,472	$684,580	$758,870,882	$29,065,934
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

17

Statements of Changes in Net Assets
For the years ended August 31, 2026 and 2025

	Invesco Bloomberg Financial Data Providers ETF (FDIQ)		Invesco Nasdaq Biotechnology ETF (IBBQ)
	2026	2025	2026	2025
Operations:
Net investment income (loss)	$1,035,605	$1,398,258	$339,538	$306,789
Net realized gain (loss)	8,421,669	(986,917)	4,421,581	(152,832)
Change in net unrealized appreciation (depreciation)	1,249,602	4,598,233	19,945,353	(2,089,178)
Net increase (decrease) in net assets resulting from operations	10,706,876	5,009,574	24,706,472	(1,935,221)
Distributions to Shareholders from:
Distributable earnings	(1,199,735)	(1,428,922)	(516,990)	(374,971)
Shareholder Transactions:
Proceeds from shares sold	17,119,357	9,354,574	55,444,690	8,543,103
Value of shares repurchased	(36,737,715)	(14,016,055)	(19,020,471)	(8,840,306)
Transaction fees	-	-	-	-
Net increase (decrease) in net assets resulting from share transactions	(19,618,358)	(4,661,481)	36,424,219	(297,203)
Net increase (decrease) in net assets	(10,111,217)	(1,080,829)	60,613,701	(2,607,395)
Net assets:
Beginning of period	53,501,173	54,582,002	35,778,813	38,386,208
End of period	$43,389,956	$53,501,173	$96,392,514	$35,778,813
Changes in Shares Outstanding:
Shares sold	250,000	150,000	1,840,000	370,000
Shares repurchased	(530,000)	(240,000)	(650,000)	(410,000)
Shares outstanding, beginning of period	850,000	940,000	1,530,001	1,570,001
Shares outstanding, end of period	570,000	850,000	2,720,001	1,530,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)		Invesco PHLX Semiconductor ETF (SOXQ)		Invesco Solar ETF (TAN)
2026	2025	2026	2025	2026	2025

$33,881	$44,269	$4,930,651	$3,342,007	$(326,187)	$(3,161,728)
1,683,534	366,453	857,258,331	60,302,745	49,147,091	(499,285,529)
(1,032,835)	945,828	(103,318,100)	(14,822,383)	(19,754,970)	440,069,286
684,580	1,356,550	758,870,882	48,822,369	29,065,934	(62,377,971)

(33,369)	(79,023)	(4,775,038)	(3,344,068)	-	(3,947,881)

3,433,319	10,803,935	3,436,851,779	229,326,764	1,135,464,542	147,643,766
(8,444,461)	(4,615,472)	(1,697,367,949)	(276,204,584)	(849,925,922)	(371,266,594)
-	-	-	-	1,279,701	-
(5,011,142)	6,188,463	1,739,483,830	(46,877,820)	286,818,321	(223,622,828)
(4,359,931)	7,465,990	2,493,579,674	(1,399,519)	315,884,255	(289,948,680)

15,036,040	7,570,050	509,992,918	511,392,437	723,321,823	1,013,270,503
$10,676,109	$15,036,040	$3,003,572,592	$509,992,918	$1,039,206,078	$723,321,823

100,000	320,000	40,820,000	5,760,000	20,320,000	3,840,000
(240,000)	(140,000)	(19,160,000)	(6,920,000)	(15,920,000)	(10,960,000)
420,001	240,001	11,420,001	12,580,001	17,368,000	24,488,000
280,001	420,001	33,080,001	11,420,001	21,768,000	17,368,000

19

Financial Highlights
Invesco Bloomberg Financial Data Providers ETF (FDIQ)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$62.94	$58.07	$46.84	$57.90	$59.78
Net investment income(a)	1.35	1.57	1.54	1.58	1.38
Net realized and unrealized gain (loss) on investments	13.36	4.90	11.31	(11.12)	(1.87)
Total from investment operations	14.71	6.47	12.85	(9.54)	(0.49)
Distributions to shareholders from:
Net investment income	(1.53)	(1.60)	(1.62)	(1.52)	(1.39)
Net asset value at end of period	$76.12	$62.94	$58.07	$46.84	$57.90
Market price at end of period(b)	$76.08	$62.83	$58.13	$46.80	$57.95
Net Asset Value Total Return(c)	23.81%	11.43%	28.18%	(16.65)%	(0.79)%
Market Price Total Return(c)	23.96%	11.12%	28.42%	(16.79)%	(0.49)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$43,390	$53,501	$54,582	$59,014	$75,268
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.04%	2.66%	3.12%	3.02%	2.28%
Portfolio turnover rate(d)	134%	16%	17%	19%	27%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended August 31, 2026, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

Invesco Nasdaq Biotechnology ETF (IBBQ)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$23.38	$24.45	$20.63	$19.38	$26.91
Net investment income(a)	0.16	0.18	0.17	0.14	0.17
Net realized and unrealized gain (loss) on investments	12.16	(1.03)	3.84	1.27	(7.47)
Total from investment operations	12.32	(0.85)	4.01	1.41	(7.30)
Distributions to shareholders from:
Net investment income	(0.26)	(0.22)	(0.19)	(0.16)	(0.23)
Net asset value at end of year	$35.44	$23.38	$24.45	$20.63	$19.38
Market price at end of year(b)	$35.46	$23.40	$24.45	$20.64	$19.40
Net Asset Value Total Return(c)	53.03%	(3.44)%	19.56%	7.30%	(27.24)%
Market Price Total Return(c)	52.99%	(3.36)%	19.50%	7.24%	(27.06)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$96,393	$35,779	$38,386	$17,331	$20,354
Ratio to average net assets of:
Expenses, after Waivers	0.19%	0.19%	0.19%	0.19%	0.11%
Expenses, prior to Waivers	0.19%	0.19%	0.19%	0.19%	0.19%
Net investment income	0.53%	0.81%	0.79%	0.69%	0.76%
Portfolio turnover rate(d)	21%	17%	19%	13%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights—(continued)
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
	Years Ended August 31,		For the Period December 4, 2023(a) Through August 31, 2024
	2026	2025
Per Share Operating Performance:
Net asset value at beginning of period	$35.80	$31.54	$25.00
Net investment income(b)	0.09	0.11	0.16
Net realized and unrealized gain on investments	2.33	4.38	6.44
Total from investment operations	2.42	4.49	6.60
Distributions to shareholders from:
Net investment income	(0.09)	(0.16)	(0.06)
Net realized gains	-	(0.07)	-
Total distributions	(0.09)	(0.23)	(0.06)
Net asset value at end of period	$38.13	$35.80	$31.54
Market price at end of period(c)	$38.13	$35.80	$31.54
Net Asset Value Total Return(d)	6.78%	14.28%	26.43%(e)
Market Price Total Return(d)	6.78%	14.28%	26.43%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$10,676	$15,036	$7,570
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%(f)
Net investment income	0.25%	0.34%	0.74%(f)
Portfolio turnover rate(g)	34%	36%	31%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (December 6, 2023, the first day of trading on the exchange) to August 31, 2024 was 33.20%. The market price total return from Fund Inception to August 31, 2024 was 33.09%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Financial Highlights—(continued)
Invesco PHLX Semiconductor ETF (SOXQ)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$44.66	$40.65	$28.94	$21.11	$26.99
Net investment income(a)	0.27	0.28	0.27	0.28	0.31
Net realized and unrealized gain (loss) on investments	46.15	4.01	11.71	7.83	(5.83)
Total from investment operations	46.42	4.29	11.98	8.11	(5.52)
Distributions to shareholders from:
Net investment income	(0.28)	(0.28)	(0.27)	(0.28)	(0.36)
Net asset value at end of year	$90.80	$44.66	$40.65	$28.94	$21.11
Market price at end of year(b)	$90.79	$44.67	$40.66	$28.95	$21.15
Net Asset Value Total Return(c)	104.21%	10.64%	41.58%	38.78%	(20.70)%
Market Price Total Return(c)	104.14%	10.64%	41.57%	38.56%	(20.76)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,003,573	$509,993	$511,392	$149,324	$60,386
Ratio to average net assets of:
Expenses, after Waivers	0.19%	0.19%	0.19%	0.19%	0.13%
Expenses, prior to Waivers	0.19%	0.19%	0.19%	0.19%	0.19%
Net investment income	0.35%	0.71%	0.73%	1.18%	1.22%
Portfolio turnover rate(d)	28%	24%	22%	24%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Solar ETF (TAN)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$41.65	$41.38	$58.17	$84.32	$86.14
Net investment income (loss)(a)	(0.01)	(0.14)	0.15	(0.09)	(0.19)
Net realized and unrealized gain (loss) on investments	6.05	0.57 (b)	(16.89)	(26.06)	(1.63)
Total from investment operations	6.04	0.43	(16.74)	(26.15)	(1.82)
Distributions to shareholders from:
Net investment income	-	(0.16)	(0.05)	-	-
Transaction fees(a)	0.05	-	-	-	-
Net asset value at end of year	$47.74	$41.65	$41.38	$58.17	$84.32
Market price at end of year(c)	$47.55	$41.60	$41.35	$58.27	$84.34
Net Asset Value Total Return(d)	14.62%	1.14%	(28.80)%	(31.01)%	(2.11)%
Market Price Total Return(d)	14.30%	1.09%	(28.97)%	(30.91)%	(1.46)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,039,206	$723,322	$1,013,271	$1,633,887	$2,975,483
Ratio to average net assets of:
Expenses	0.67%	0.70%	0.77%	0.67%	0.69%
Net investment income (loss)	(0.02)%	(0.40)%	0.32%	(0.13)%	(0.24)%
Portfolio turnover rate(e)	37%	41%	43%	34%	38%

(a)	Based on average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Bloomberg Financial Data Providers ETF (FDIQ)(a)	"Bloomberg Financial Data Providers ETF"
Invesco Nasdaq Biotechnology ETF (IBBQ)	"Nasdaq Biotechnology ETF"
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	"Nasdaq Free Cash Flow Achievers ETF"
Invesco PHLX Semiconductor ETF (SOXQ)	"PHLX Semiconductor ETF"
Invesco Solar ETF (TAN)	"Solar ETF"

(a)	Effective February 23, 2026, the Fund’s name changed from Invesco KBW Regional Banking ETF to Invesco Bloomberg Financial Data Providers ETF.
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC, except for Shares of Solar ETF, which are listed and traded on the NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Bloomberg Financial Data Providers ETF	Bloomberg Financial Data Providers Index
Nasdaq Biotechnology ETF	Nasdaq Biotechnology Index®
Nasdaq Free Cash Flow Achievers ETF	Nasdaq US Free Cash Flow AchieversTM Index
PHLX Semiconductor ETF	PHLX Semiconductor Sector Index®
Solar ETF	MAC Global Solar Energy Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

23

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a

24

methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for Solar ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Solar ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.

25

F.
Expenses - Each Fund (except for Solar ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Solar ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of such Fund’s total assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Funds to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or a Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to a Fund if the market value of the loaned securities increases, the

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borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, a Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, each Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. For Funds that participate in securities lending, dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.
In connection with securities lending arrangements with certain borrowers, Solar ETF may transfer securities and/or cash to a segregated custody account at the custodian (the “Collateral Account”) over which the relevant borrower is granted a lien. Pursuant to the related agreements governing the arrangements, the relevant borrower is granted a security interest in the Collateral Account and the assets held therein to secure the Fund’s obligation to return the cash collateral received from the borrower at the termination of the applicable securities loan. Such arrangements are undertaken to alleviate the borrower from the potential adverse impacts of borrower regulatory capital constraints and to facilitate securities lending activity between the Fund and the borrower. Whether the Fund transfers assets to the Collateral Account, thereby encumbering them for the benefit of the borrower, is solely at the discretion of the Fund and Invesco, as securities lending agent (as further described below); the Fund is not contractually obligated to the borrower to maintain any securities and/or cash (or any associated minimum balance) in the Collateral Account. The Fund also has the contractual right to withdraw such assets from the Collateral Account, except during certain times of the day and under certain circumstances as outlined in the related agreements governing the arrangements. The security interest in the Collateral Account is enforceable (and the borrower can access the securities and/or cash therein) only upon specified default events with respect to the Fund, including the Fund’s failure to return the cash collateral to the borrower. As of August 31, 2026, securities and/or cash with an approximate fair value of $16,037,320 were held in Collateral Accounts for Solar ETF. The Fund retains beneficial ownership of such securities and/or cash, which remain recognized as assets of the Fund on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as the affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as securities lending agent for each Fund participating in the securities lending program. To the extent a Fund utilizes Invesco as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2026, each Fund engaged in securities lending transactions with respect to which Invesco acted as securities lending agent. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Invesco Bloomberg Financial Data Providers ETF	$193
Invesco Nasdaq Biotechnology ETF	2,992
Invesco Nasdaq Free Cash Flow Achievers ETF	21
Invesco PHLX Semiconductor ETF	1,209
Invesco Solar ETF	47,466

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

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The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Other Risks
ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for audits of, investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; complex geopolitical tensions; military conflicts and the risk of war, either internal or with other countries; assertions of human rights violations by certain nations; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country or region within Greater China may impact the other countries or regions or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the Public Company Accounting Oversight Board (“PCAOB”) has historically had difficulties in inspecting audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies. These difficulties may impose significant additional risks concerning the reliability of the audits and of the information about the Chinese securities or the potential delisting of a U.S.-listed Chinese issuer due to an inability to inspect the issuer’s accounting firm.

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Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Environmental, Social and Governance ("ESG") Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, certain Funds may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investment in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes

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imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or is subject to sanctions.
Free Cash Flow Investing Risk. Generally speaking, free cash flow is the cash a company generates after accounting for operating expenses and capital expenditures. While free cash flow yield can be a useful metric for evaluating a company, there is no guarantee that companies with high free cash flow yields will continue to maintain high free cash flow yields in the future, or that these companies will outperform companies with lower free cash flow yields. Investing in companies with high free cash flows may lead to underperformance during periods when such investments are unpopular, and/or when fluctuations in market conditions, industry disruptions, or company-specific factors may jeopardize a company’s ability to generate free cash flow.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Micro-Capitalization Company Risk. Investments in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro-capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Each Fund (except Bloomberg Financial Data Providers ETF) is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than

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would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Bloomberg Financial Data Providers ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small- and Mid-Capitalization Companies Risk. Investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, Solar ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of the Fund’s average daily net assets. The Trust also has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement"), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Solar ETF (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year through August 31, 2028 (the "Expense Cap"). Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2028. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under the Expense Cap.
Pursuant to another Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Bloomberg Financial Data Providers ETF	0.35%
Nasdaq Biotechnology ETF	0.19%
Nasdaq Free Cash Flow Achievers ETF	0.39%
PHLX Semiconductor ETF	0.19%
Further, through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.

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For the fiscal year ended August 31, 2026, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Bloomberg Financial Data Providers ETF	$662
Nasdaq Biotechnology ETF	39
Nasdaq Free Cash Flow Achievers ETF	3
PHLX Semiconductor ETF	929
Solar ETF	1,242
The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, for Solar ETF are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
There are no amounts available for potential recapture by the Adviser as of August 31, 2026.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Bloomberg Financial Data Providers ETF	Bloomberg Index Services Limited
Nasdaq Biotechnology ETF	Nasdaq, Inc.
Nasdaq Free Cash Flow Achievers ETF	Nasdaq, Inc.
PHLX Semiconductor ETF	Nasdaq, Inc.
Solar ETF	MAC Indexing LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Bloomberg Financial Data Providers ETF	$12,480
Nasdaq Biotechnology ETF	337
Nasdaq Free Cash Flow Achievers ETF	4
PHLX Semiconductor ETF	5,813
Solar ETF	3,000
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.

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Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Bloomberg Financial Data Providers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$29,736,965	$13,607,839	$-	$43,344,804
Money Market Funds	-	789,021	-	789,021
Total Investments	$29,736,965	$14,396,860	$-	$44,133,825
Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$96,322,796	$-	$359	$96,323,155
Money Market Funds	7,711	19,230,038	-	19,237,749
Total Investments	$96,330,507	$19,230,038	$359	$115,560,904
Nasdaq Free Cash Flow Achievers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$10,674,858	$-	$-	$10,674,858
Money Market Funds	1,664	194,445	-	196,109
Total Investments	$10,676,522	$194,445	$-	$10,870,967
PHLX Semiconductor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,001,151,688	$-	$-	$3,001,151,688
Money Market Funds	2,263,711	2,391,319	-	4,655,030
Total Investments	$3,003,415,399	$2,391,319	$-	$3,005,806,718
Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$548,461,502	$490,714,194	$-	$1,039,175,696
Money Market Funds	-	361,997,023	-	361,997,023
Total Investments	$548,461,502	$852,711,217	$-	$1,401,172,719
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2026 and 2025:
	2026	2025
	Ordinary Income*	Ordinary Income*
Bloomberg Financial Data Providers ETF	$1,199,735	$1,428,922
Nasdaq Biotechnology ETF	516,990	374,971
Nasdaq Free Cash Flow Achievers ETF	33,369	79,023
PHLX Semiconductor ETF	4,775,038	3,344,068
Solar ETF	-	3,947,881

*	Includes short-term capital gain distributions, if any.

33

Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized (Depreciation)- Foreign Currencies	Capital Loss Carryforwards	Late-Year Ordinary Loss Deferral	Shares of Beneficial Interest	Total Net Assets
Bloomberg Financial Data Providers ETF	$132,380	$-	$3,064,728	$(86)	$(15,060,081)	$-	$55,253,015	$43,389,956
Nasdaq Biotechnology ETF	613,296	-	16,406,843	-	(6,710,651)	-	86,083,026	96,392,514
Nasdaq Free Cash Flow Achievers ETF	512	-	577,725	-	(1,003,606)	-	11,101,478	10,676,109
PHLX Semiconductor ETF	487,099	-	(65,641,533)	-	(33,208,047)	-	3,101,935,073	3,003,572,592
Solar ETF	-	(40,570)	(498,043,841)	(2,758)	(1,572,950,877)	(1,435,822)	3,111,679,945	1,039,206,077
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Bloomberg Financial Data Providers ETF	$2,335,313	$12,724,768	$15,060,081
Nasdaq Biotechnology ETF	773,150	5,937,501	6,710,651
Nasdaq Free Cash Flow Achievers ETF	577,039	426,567	1,003,606
PHLX Semiconductor ETF	13,583,400	19,624,647	33,208,047
Solar ETF	255,228,963	1,317,721,914	1,572,950,877

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Bloomberg Financial Data Providers ETF	$67,618,630	$67,859,701
Nasdaq Biotechnology ETF	13,436,956	13,569,720
Nasdaq Free Cash Flow Achievers ETF	4,491,795	4,839,075
PHLX Semiconductor ETF	407,664,133	402,134,774
Solar ETF	530,325,126	475,798,953
For the fiscal year ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Bloomberg Financial Data Providers ETF	$17,043,759	$36,493,624
Nasdaq Biotechnology ETF	55,389,109	18,999,605
Nasdaq Free Cash Flow Achievers ETF	3,418,944	8,082,953
PHLX Semiconductor ETF	3,436,279,053	1,703,918,243
Solar ETF	959,563,245	724,951,868
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

34

As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Bloomberg Financial Data Providers ETF	$3,878,148	$(813,420)	$3,064,728	$41,069,097
Nasdaq Biotechnology ETF	20,929,922	(4,523,079)	16,406,843	99,154,061
Nasdaq Free Cash Flow Achievers ETF	1,592,805	(1,015,080)	577,725	10,293,242
PHLX Semiconductor ETF	85,298,039	(150,939,572)	(65,641,533)	3,071,448,251
Solar ETF	96,674,580	(594,718,421)	(498,043,841)	1,899,216,560
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Bloomberg Financial Data Providers ETF	$98,173	$(6,182,382)	$6,084,209
Nasdaq Biotechnology ETF	74,722	(6,894,891)	6,820,169
Nasdaq Free Cash Flow Achievers ETF	-	(2,304,500)	2,304,500
PHLX Semiconductor ETF	-	(858,272,651)	858,272,651
Solar ETF	2,192,680	(179,033,292)	176,840,612
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Bloomberg Financial Data Providers ETF, Nasdaq Biotechnology ETF, Nasdaq Free Cash Flow Achievers ETF and PHLX Semiconductor ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

35

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco Bloomberg Financial Data Providers ETF, Invesco Nasdaq Biotechnology ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco PHLX Semiconductor ETF and Invesco Solar ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Bloomberg Financial Data Providers ETF, Invesco Nasdaq Biotechnology ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco PHLX Semiconductor ETF and Invesco Solar ETF (five of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

36

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*
Invesco Bloomberg Financial Data Providers ETF	0%	96%	86%	0%	2%	2%
Invesco Nasdaq Biotechnology ETF	0%	47%	42%	0%	0%	0%
Invesco Nasdaq Free Cash Flow Achievers ETF	0%	100%	100%	0%	0%	0%
Invesco PHLX Semiconductor ETF	0%	100%	100%	0%	0%	0%
Invesco Solar ETF	0%	0%	0%	0%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

37

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco Bloomberg Enhanced Fallen Angels ETF
Invesco Bloomberg Financial Data Providers ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI North America Climate ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco QQQ Low Volatility ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500 Concentrated QVM ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 23, 2026 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

38

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and three-year periods for Invesco Floating Rate Municipal Income ETF and the one-year period for Invesco Dorsey Wright Emerging Markets Momentum ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Dorsey Wright Emerging Markets Momentum ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco MSCI USA ETF	0.04%
Invesco 0-5 Yr US TIPS ETF	0.07%

39

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Short Term Treasury ETF	0.08%
Invesco MSCI North America Climate ETF	0.09%
Invesco MSCI Global Climate 500 ETF	0.10%
Invesco S&P 500 QVM Multi-factor ETF	0.11%
Invesco S&P 500 Concentrated QVM ETF Invesco S&P 500® Momentum ETF	0.13%
Invesco Equal Weight 0-30 Year Treasury ETF Invesco NASDAQ 100 ETF Invesco NASDAQ Next Gen 100 ETF Invesco S&P MidCap 400 QVM Multi-factor ETF Invesco S&P SmallCap 600 QVM Multi-factor ETF	0.15%
Invesco Nasdaq Biotechnology ETF Invesco PHLX Semiconductor ETF	0.19%
Invesco ESG NASDAQ 100 ETF Invesco ESG S&P 500 Equal Weight ETF Invesco NASDAQ Future Gen 200 ETF Invesco Russell 1000 Equal Weight ETF	0.20%
Invesco Fundamental Investment Grade Corporate Bond ETF	0.22%
Invesco Bloomberg Enhanced Fallen Angels ETF	0.23%
Invesco Floating Rate Municipal Income ETF Invesco QQQ Low Volatility ETF Invesco S&P 500® High Beta ETF Invesco S&P 500® Low Volatility ETF Invesco S&P International Developed Low Volatility ETF Invesco S&P International Developed Momentum ETF Invesco S&P MidCap Low Volatility ETF Invesco S&P SmallCap Low Volatility ETF	0.25%
Invesco California AMT-Free Municipal Bond ETF Invesco National AMT-Free Municipal Bond ETF Invesco New York AMT-Free Municipal Bond ETF Invesco Taxable Municipal Bond ETF	0.28%
Invesco S&P Emerging Markets Low Volatility ETF Invesco S&P Emerging Markets Momentum ETF Invesco S&P International Developed Quality ETF Invesco S&P SmallCap Consumer Discretionary ETF Invesco S&P SmallCap Consumer Staples ETF Invesco S&P SmallCap Energy ETF Invesco S&P SmallCap Financials ETF Invesco S&P SmallCap Health Care ETF Invesco S&P SmallCap Industrials ETF Invesco S&P SmallCap Information Technology ETF Invesco S&P SmallCap Materials ETF Invesco S&P SmallCap Quality ETF Invesco S&P SmallCap Utilities & Communication Services ETF	0.29%
Invesco S&P 500® High Dividend Low Volatility ETF Invesco S&P SmallCap High Dividend Low Volatility ETF	0.30%
Invesco Global ex-US High Yield Corporate Bond ETF Invesco KBW Bank ETF Invesco KBW High Dividend Yield Financial ETF Invesco KBW Premium Yield Equity REIT ETF Invesco KBW Property & Casualty Insurance ETF Invesco S&P SmallCap 600 GARP ETF Invesco Bloomberg Financial Data Providers ETF	0.35%

40

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Nasdaq Free Cash Flow Achievers ETF Invesco S&P 500 Revenue ETF Invesco S&P MidCap 400 Revenue ETF Invesco S&P SmallCap 600 Revenue ETF Invesco S&P Ultra Dividend Revenue ETF Invesco S&P 500® High Dividend Growers ETF	0.39%
Invesco RAFI Developed Markets ex-U.S. ETF	0.43%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Invesco RAFI Emerging Markets ETF	0.47%
Invesco CEF Income Composite ETF Invesco Emerging Markets Sovereign Debt ETF Invesco International Corporate Bond ETF Invesco Preferred ETF Invesco Variable Rate Preferred ETF	0.50%
Invesco International BuyBack Achievers™ ETF	0.55%
Invesco Dorsey Wright SmallCap Momentum ETF Invesco Alerian Galaxy Crypto Economy ETF	0.60%
Invesco Senior Loan ETF Invesco China Technology ETF	0.65%
Invesco Global Clean Energy ETF Invesco Global Water ETF	0.75%
Invesco Dorsey Wright Developed Markets Momentum ETF	0.80%
Invesco Dorsey Wright Emerging Markets Momentum ETF	0.90%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Crypto Economy ETF		N/A	X
Invesco Bloomberg Enhanced Fallen Angels ETF		X	X
Invesco Bloomberg Financial Data Providers ETF	X		X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF		N/A	X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF		X	X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X

41

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI North America Climate ETF	X	X	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco QQQ Low Volatility ETF	X		X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Concentrated QVM ETF	X	X	X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF			X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X

42

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF		X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF		X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Developed Markets Momentum ETF’s, Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Senior Loan ETF’s, Invesco Preferred ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

43

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 23, 2026.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the applicable Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 19 and April 23, 2026 Board meetings, and Invesco Advisers, Inc., in connection with the April 23, 2026 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the

44

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

45

Approval of Investment Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco MSCI Global Timber ETF, Invesco S&P Global Water Index ETF and Invesco Solar ETF (each, a “Fund” and collectively, the “Funds”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between Invesco Solar ETF and its underlying index.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that the Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018, and on May 18, 2018 for the Invesco Solar ETF, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is 0.50% of the Fund’s average daily net assets and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets (an “Expense Cap”), until at least August 31, 2028, as set forth below.
Fund	Expense Cap
Invesco MSCI Global Timber ETF	0.55%
Invesco S&P Global Water Index ETF	0.63%
Invesco Solar ETF	0.65%
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as illustrated in the table

46

Approval of Investment Advisory Contracts—(continued)
below.  The Trustees also noted that the contractual advisory fees for all of the Funds were lower than the median net advisory fees of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco MSCI Global Timber ETF			X
Invesco S&P Global Water Index ETF	X	X	X
Invesco Solar ETF		X	X
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their open-end index and open-end actively managed peer funds, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were higher than the median net expense ratios of their ETF peer funds.  The Trustees noted that a significant component of the non-advisory fee expenses was the sub-licensing fees paid by the Funds, and noted that each Fund’s sub-license fees are not subject to the Expense Cap.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco MSCI Global Timber ETF
Invesco S&P Global Water Index ETF		X	X
Invesco Solar ETF		X	X
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding Invesco MSCI Global Timber ETF’s advisory fee and total expense ratio and the Lipper peer data.  The Adviser explained its view that the advisory fee and total expenses for the Fund are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including a product that has an investment strategy comparable to that of Invesco Solar ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee,

47

Approval of Investment Advisory Contracts—(continued)
expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture, or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

48

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

49

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-TII-NCSR
invesco.com/ETFs

Invesco Annual Financial Statements and Other Information
August 31, 2026
QQMG	Invesco ESG NASDAQ 100 ETF
QQQM	Invesco NASDAQ 100 ETF
QQQS	Invesco NASDAQ Future Gen 200 ETF
QQQJ	Invesco NASDAQ Next Gen 100 ETF
QEW	Invesco QQQ Equal Weight ETF
QQLV	Invesco QQQ Low Volatility ETF

2

Invesco ESG NASDAQ 100 ETF (QQMG)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-11.54%
Alphabet, Inc., Class A	16,880	$5,728,228
Alphabet, Inc., Class C	15,810	5,302,832
AppLovin Corp., Class A(b)	2,972	927,442
Comcast Corp., Class A	26,928	716,823
Meta Platforms, Inc., Class A	6,684	3,825,521
Netflix, Inc.(b)	46,642	3,780,334
Take-Two Interactive Software, Inc.(b)	1,884	413,915
T-Mobile US, Inc.	8,519	1,537,169
Warner Bros. Discovery, Inc.(b)	29,198	833,019
		23,065,283
Consumer Discretionary-11.15%
Airbnb, Inc., Class A(b)	3,969	727,200
Amazon.com, Inc.(b)	36,157	9,392,504
Booking Holdings, Inc.	8,173	1,627,163
DoorDash, Inc., Class A(b)	2,689	623,149
Marriott International, Inc., Class A	2,169	741,277
MercadoLibre, Inc. (Brazil)(b)	449	869,354
O’Reilly Automotive, Inc., Class R(b)	9,235	820,068
PDD Holdings, Inc., ADR (China)(b)	4,185	351,540
Ross Stores, Inc.	2,583	590,319
Starbucks Corp.	9,035	959,969
Tesla, Inc.(b)	15,209	5,596,151
		22,298,694
Consumer Staples-5.23%
Coca-Cola Europacific Partners PLC (United Kingdom)	4,162	449,579
Costco Wholesale Corp.	2,733	2,579,651
Keurig Dr Pepper, Inc.	9,557	304,486
Kraft Heinz Co. (The)	7,099	182,231
Mondelez International, Inc., Class A	10,255	636,528
Monster Beverage Corp.(b)	9,456	434,220
PepsiCo, Inc.	10,920	1,532,513
Walmart, Inc.	41,408	4,342,457
		10,461,665
Financials-0.19%
PayPal Holdings, Inc.	7,153	376,713
Health Care-3.74%
Alnylam Pharmaceuticals, Inc.(b)	982	236,358
Amgen, Inc.	4,206	1,808,075
Dexcom, Inc.(b)	3,042	277,005
GE HealthCare Technologies, Inc.	4,148	295,462
Gilead Sciences, Inc.	9,691	1,418,181
IDEXX Laboratories, Inc.(b)	799	444,795
Intuitive Surgical, Inc.(b)	3,151	1,187,486
Regeneron Pharmaceuticals, Inc.	916	731,957
Vertex Pharmaceuticals, Inc.(b)	1,987	1,081,961
		7,481,280
Industrials-2.30%
Automatic Data Processing, Inc.	4,024	1,151,508
Cintas Corp.	3,777	762,161
Copart, Inc.(b)	8,499	280,382
Fastenal Co.	10,504	517,952
Ferrovial N.V.	6,068	355,281
Old Dominion Freight Line, Inc.	1,969	393,721
	Shares	Value
Industrials-(continued)
PACCAR, Inc.	1,916	$237,833
Paychex, Inc.	3,155	401,758
Thomson Reuters Corp. (Canada)	4,611	494,853
		4,595,449
Information Technology-64.27%
Adobe, Inc.(b)	4,272	1,250,799
Advanced Micro Devices, Inc.(b)	18,384	8,653,717
Apple, Inc.	52,179	16,532,916
Applied Materials, Inc.	8,752	4,011,829
ARM Holdings PLC, ADR(b)	1,848	447,050
ASML Holding N.V., New York Shares (Netherlands)	1,138	1,930,059
Astera Labs, Inc.(b)	1,199	356,079
Autodesk, Inc.(b)	2,020	522,231
Broadcom, Inc.	13,568	5,024,773
Cadence Design Systems, Inc.(b)	2,794	946,551
Cisco Systems, Inc.	46,721	5,162,203
CrowdStrike Holdings, Inc., Class A(b)	9,420	2,176,020
Datadog, Inc., Class A(b)	3,107	736,483
Fortinet, Inc.(b)	7,109	1,215,141
Intel Corp.(b)	42,642	3,816,885
Intuit, Inc.	2,893	1,039,455
KLA Corp.	14,277	2,504,900
Lam Research Corp.	13,597	4,099,360
Lumentum Holdings, Inc.(b)	780	713,513
Marvell Technology, Inc.	9,187	1,944,520
Microchip Technology, Inc.	3,588	263,539
Micron Technology, Inc.	9,156	8,778,132
Microsoft Corp.	27,409	13,904,312
Monolithic Power Systems, Inc.	444	562,890
NVIDIA Corp.	95,944	21,182,516
NXP Semiconductors N.V. (Netherlands)	2,360	530,150
Palantir Technologies, Inc., Class A(b)	21,362	3,981,450
Palo Alto Networks, Inc.(b)	9,229	3,526,678
QUALCOMM, Inc.	9,823	1,674,625
Roper Technologies, Inc.	751	318,905
Sandisk Corp.(b)	1,329	2,082,144
Seagate Technology Holdings PLC	2,425	2,008,822
Shopify, Inc., Class A (Canada)(b)	7,644	1,126,496
Strategy, Inc., Class A(b)	2,278	302,837
Synopsys, Inc.(b)	1,817	798,735
Teradyne, Inc.	1,528	534,540
Texas Instruments, Inc.	6,573	1,714,961
Western Digital Corp.	3,875	1,745,881
Workday, Inc., Class A(b)	2,037	402,206
		128,524,303
Materials-1.32%
Linde PLC	5,392	2,639,815
Utilities-0.20%
Exelon Corp.	9,363	409,350
Total Common Stocks & Other Equity Interests (Cost $151,490,983)		199,852,552
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG NASDAQ 100 ETF (QQMG)—(continued)
August 31, 2026
	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $72,150)	72,150	$72,150
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $151,563,133)		199,924,702
OTHER ASSETS LESS LIABILITIES-0.02%		37,879
NET ASSETS-100.00%		$199,962,581

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,764	$1,175,096	$(1,121,710)	$-	$-	$72,150	$2,667
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	34,252	6,237,031	(6,271,283)	-	-	-	3,707 *
Invesco Private Prime Fund	89,034	12,094,179	(12,183,202)	(3)	(8)	-	9,846 *
Total	$142,050	$19,506,306	$(19,576,195)	$(3)	$(8)	$72,150	$16,220

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco NASDAQ 100 ETF (QQQM)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-13.67%
Alphabet, Inc., Class A	9,683,034	$3,285,937,588
Alphabet, Inc., Class C	9,071,152	3,042,555,092
AppLovin Corp., Class A(b)	1,403,540	437,988,692
Comcast Corp., Class A	16,353,051	435,318,218
Meta Platforms, Inc., Class A	4,923,547	2,817,942,890
Netflix, Inc.(b)	19,327,315	1,566,478,881
Space Exploration Technologies Corp., Class A(b)(c)	8,797,391	1,264,097,113
Take-Two Interactive Software, Inc.(b)	851,875	187,156,937
T-Mobile US, Inc.	4,967,309	896,301,236
Warner Bros. Discovery, Inc.(b)	11,507,676	328,313,996
		14,262,090,643
Consumer Discretionary-11.07%
Airbnb, Inc., Class A(b)	1,918,301	351,471,109
Amazon.com, Inc.(b)	17,884,872	4,645,953,199
Booking Holdings, Inc.	3,556,619	708,087,277
DoorDash, Inc., Class A(b)	1,888,049	437,536,475
Marriott International, Inc., Class A	1,210,338	413,645,115
MercadoLibre, Inc. (Brazil)(b)	233,046	451,223,665
O’Reilly Automotive, Inc., Class R(b)	3,803,117	337,716,790
PDD Holdings, Inc., ADR (China)(b)	3,065,192	257,476,128
Ross Stores, Inc.	1,478,409	337,875,593
Starbucks Corp.	5,231,164	555,811,175
Tesla, Inc.(b)	8,305,515	3,056,014,244
		11,552,810,770
Consumer Staples-6.22%
Coca-Cola Europacific Partners PLC (United Kingdom)(c)	2,047,112	221,129,038
Costco Wholesale Corp.	2,036,309	1,922,051,702
Keurig Dr Pepper, Inc.(c)	6,244,818	198,959,902
Kraft Heinz Co. (The)	5,442,814	139,717,035
Mondelez International, Inc., Class A	5,891,405	365,679,508
Monster Beverage Corp.(b)	8,978,013	412,270,357
PepsiCo, Inc.	6,273,437	880,414,149
Walmart, Inc.	22,390,640	2,348,106,417
		6,488,328,108
Energy-0.53%
Baker Hughes Co., Class A	4,554,108	289,413,564
Diamondback Energy, Inc.	1,291,307	258,881,227
		548,294,791
Financials-0.20%
PayPal Holdings, Inc.	4,048,765	213,228,209
Health Care-4.01%
Alnylam Pharmaceuticals, Inc.(b)	612,845	147,505,663
Amgen, Inc.	2,477,240	1,064,915,931
Dexcom, Inc.(b)	1,771,130	161,279,098
GE HealthCare Technologies, Inc.	2,087,858	148,718,125
Gilead Sciences, Inc.	5,698,761	833,956,685
IDEXX Laboratories, Inc.(b)	362,090	201,571,882
Intuitive Surgical, Inc.(b)	1,625,588	612,619,094
Regeneron Pharmaceuticals, Inc.	472,898	377,883,334
Vertex Pharmaceuticals, Inc.(b)	1,164,950	634,338,574
		4,182,788,386
	Shares	Value
Industrials-3.57%
Automatic Data Processing, Inc.	1,834,752	$525,032,632
Axon Enterprise, Inc.(b)	369,999	209,626,633
Cintas Corp.	1,836,441	370,575,429
Copart, Inc.(b)	4,250,528	140,224,919
CSX Corp.	8,528,786	430,788,981
Fastenal Co.	5,268,948	259,811,826
Ferrovial N.V.	3,300,990	193,272,965
Honeywell Aerospace, Inc.(b)	1,453,705	229,845,218
Honeywell International, Inc.	1,454,231	310,521,839
Old Dominion Freight Line, Inc.	954,307	190,823,228
PACCAR, Inc.	2,415,656	299,855,379
Paychex, Inc.	1,644,481	209,408,211
Rocket Lab Corp.(b)(c)	2,655,597	169,745,760
Thomson Reuters Corp. (Canada)(c)	1,749,113	187,714,835
		3,727,247,855
Information Technology-58.44%
Adobe, Inc.(b)	1,855,299	543,212,994
Advanced Micro Devices, Inc.(b)	7,484,350	3,523,033,232
Analog Devices, Inc.	2,235,726	809,645,814
Apple, Inc.(d)	24,420,394	7,737,601,839
Applied Materials, Inc.	3,644,241	1,670,483,632
ARM Holdings PLC, ADR(b)(c)	1,946,179	470,800,162
ASML Holding N.V., New York Shares (Netherlands)	420,639	713,407,950
Astera Labs, Inc.(b)	786,776	233,656,736
Autodesk, Inc.(b)	968,513	250,389,666
Broadcom, Inc.	7,882,889	2,919,349,112
Cadence Design Systems, Inc.(b)	1,266,141	428,943,248
Cisco Systems, Inc.	18,090,966	1,998,870,833
CoreWeave, Inc., Class A(b)(c)	2,054,240	174,384,434
CrowdStrike Holdings, Inc., Class A(b)	4,674,066	1,079,709,246
Datadog, Inc., Class A(b)	1,518,325	359,903,758
Fortinet, Inc.(b)	3,362,830	574,808,532
Intel Corp.(b)	23,069,136	2,064,918,363
Intuit, Inc.	1,255,464	451,088,215
KLA Corp.	5,995,704	1,051,946,267
Lam Research Corp.	5,740,090	1,730,579,734
Lumentum Holdings, Inc.(b)	357,107	326,667,199
Marvell Technology, Inc.	4,015,252	849,868,238
Microchip Technology, Inc.	2,487,101	182,677,568
Micron Technology, Inc.	5,176,279	4,962,653,966
Microsoft Corp.	12,350,826	6,265,450,521
Monolithic Power Systems, Inc.	225,537	285,929,042
Nebius Group N.V., Class A (Netherlands)(b)(c)	1,011,737	208,741,578
NVIDIA Corp.	40,237,063	8,883,538,769
NXP Semiconductors N.V. (Netherlands)(c)	1,158,723	260,295,535
Palantir Technologies, Inc., Class A(b)	10,538,862	1,964,233,100
Palo Alto Networks, Inc.(b)	3,745,395	1,431,227,791
QUALCOMM, Inc.	4,837,794	824,747,121
Roper Technologies, Inc.(c)	462,987	196,602,800
Sandisk Corp.(b)	679,744	1,064,954,925
Seagate Technology Holdings PLC	1,029,210	852,576,980
Shopify, Inc., Class A (Canada)(b)(c)	5,597,846	824,954,565
Strategy, Inc., Class A(b)	1,518,373	201,852,507
Synopsys, Inc.(b)	878,774	386,300,364
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco NASDAQ 100 ETF (QQQM)—(continued)
August 31, 2026
	Shares	Value
Information Technology-(continued)
Teradyne, Inc.	718,549	$251,369,997
Texas Instruments, Inc.	4,177,294	1,089,897,778
Western Digital Corp.	1,581,880	712,716,034
Workday, Inc., Class A(b)	922,244	182,097,078
		60,996,087,223
Materials-1.00%
Linde PLC	2,122,154	1,038,964,155
Utilities-1.13%
American Electric Power Co., Inc.	2,497,895	305,817,285
Constellation Energy Corp.	1,657,871	455,533,215
Exelon Corp.	4,695,359	205,281,095
Xcel Energy, Inc.	2,864,552	216,817,941
		1,183,449,536
Total Common Stocks & Other Equity Interests (Cost $81,356,368,161)		104,193,289,676
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)(f) (Cost $130,136,350)	130,136,350	130,136,350
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $81,486,504,511)		104,323,426,026
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.14%
Invesco Private Government Fund, 3.73%(e)(f)(g)	331,143,248	$331,143,248
Invesco Private Prime Fund, 3.82%(e)(f)(g)	860,754,271	860,926,422
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,192,067,787)		1,192,069,670
TOTAL INVESTMENTS IN SECURITIES-101.10% (Cost $82,678,572,298)		105,515,495,696
OTHER ASSETS LESS LIABILITIES-(1.10)%		(1,150,807,973)
NET ASSETS-100.00%		$104,364,687,723

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2J.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,009,174	$885,388,953	$(802,261,777)	$-	$-	$130,136,350	$3,635,219
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco NASDAQ 100 ETF (QQQM)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$255,981,103	$4,495,568,522	$(4,420,406,377)	$-	$-	$331,143,248	$7,237,259 *
Invesco Private Prime Fund	689,509,854	8,622,629,448	(8,451,203,423)	(41,237)	31,780	860,926,422	19,798,435 *
Total	$992,500,131	$14,003,586,923	$(13,673,871,577)	$(41,237)	$31,780	$1,322,206,020	$30,670,913

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E-Mini NASDAQ 100 Index Future	250	September-2026	$147,565,000	$(1,485,277)	$(1,485,277)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco NASDAQ Future Gen 200 ETF (QQQS)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.55%
Gogo, Inc.(b)(c)	24,469	$61,662
iHeartMedia, Inc., Class A(b)(c)	25,945	70,570
iQIYI, Inc., ADR (China)(b)(c)	97,980	91,503
JOYY, Inc., ADR (China)	1,662	124,052
		347,787
Consumer Discretionary-7.88%
BRP, Inc.	1,940	119,989
Fox Factory Holding Corp.(b)	6,210	126,870
Gentex Corp.	4,623	103,416
Gentherm, Inc.(b)	3,231	126,946
Goodyear Tire & Rubber Co. (The)(b)(c)	18,311	114,810
GoPro, Inc., Class A(b)	89,457	78,382
Groupon, Inc.(b)	5,521	105,893
Helen of Troy Ltd.(b)	4,116	123,892
Lakeland Industries, Inc.	10,353	120,405
Lifetime Brands, Inc.(c)	13,102	123,814
Lovesac Co. (The)(b)(c)	7,284	113,594
MasterCraft Boat Holdings, Inc.(b)	4,796	111,651
Matthews International Corp., Class A(c)	4,209	87,421
Newell Brands, Inc.	32,951	205,944
Sonos, Inc.(b)	7,078	110,417
		1,773,444
Consumer Staples-0.40%
Niagen Bioscience, Inc.(b)(c)	28,937	90,573
Energy-0.83%
DMC Global, Inc.(b)	16,402	115,962
Geospace Technologies Corp.(b)(c)	13,472	70,998
		186,960
Health Care-60.68%
10X Genomics, Inc., Class A(b)(c)	3,958	247,177
Aadi Bioscience, Inc.(b)(c)	23,665	107,439
Aclaris Therapeutics, Inc.(b)	24,620	148,951
Agenus, Inc.(b)(c)	32,005	243,558
Agios Pharmaceuticals, Inc.(b)	3,812	128,388
Akebia Therapeutics, Inc.(b)	109,507	100,615
Aldeyra Therapeutics, Inc.(b)	63,827	94,464
Alector, Inc.(b)	51,867	117,219
Align Technology, Inc.(b)	641	102,425
Alphatec Holdings, Inc.(b)(c)	14,457	135,462
Altimmune, Inc.(b)(c)	36,622	113,894
ALX Oncology Holdings, Inc.(b)(c)	58,788	113,461
AngioDynamics, Inc.(b)	9,757	157,380
Anika Therapeutics, Inc.(b)	7,707	160,845
Aquestive Therapeutics, Inc.(b)(c)	27,870	142,416
Arbutus Biopharma Corp.(b)	24,566	124,795
Arvinas, Inc.(b)	12,438	114,430
AtriCure, Inc.(b)(c)	4,050	195,818
Autolus Therapeutics PLC, ADR (United Kingdom)(b)(c)	59,913	140,796
Azenta, Inc.(b)	4,895	159,822
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)	23,816	98,360
Bruker Corp.(c)	1,897	110,045
C4 Therapeutics, Inc.(b)(c)	25,560	94,828
Cartesian Therapeutics, Inc.(b)	14,860	137,901
	Shares	Value
Health Care-(continued)
Cartesian Therapeutics, Inc., Rts., expiring 12/31/2049(b)(d)	27,325	$3,728
Cerus Corp.(b)	36,742	96,999
ClearPoint Neuro, Inc.(b)(c)	8,844	133,898
Codexis, Inc.(b)	40,370	68,629
Coherus Oncology, Inc.(b)(c)	70,250	94,838
Compugen Ltd. (Israel)(b)	42,470	108,723
CryoPort, Inc.(b)	7,119	113,904
Cybin, Inc. (Canada)(b)	24,623	289,567
CytomX Therapeutics, Inc.(b)(c)	31,027	104,251
DENTSPLY SIRONA, Inc.(c)	10,700	119,519
Editas Medicine, Inc.(b)(c)	32,282	98,783
Enanta Pharmaceuticals, Inc.(b)(c)	8,488	113,145
Equillium, Inc.(b)	38,516	87,431
Exagen, Inc.(b)(c)	22,488	165,062
EyePoint, Inc.(b)	8,244	37,098
Fate Therapeutics, Inc.(b)(c)	39,330	93,999
Galapagos N.V., ADR (Belgium)(b)	3,940	112,290
Geron Corp.(b)	89,641	133,565
Grifols S.A., ADR (Spain)	14,229	109,848
Heron Therapeutics, Inc.(b)	128,515	40,868
ICU Medical, Inc.(b)(c)	827	143,030
Immunic, Inc.(b)(c)	7,466	117,963
InflaRx N.V. (Germany)(b)(c)	46,540	99,130
Innoviva, Inc.(b)	5,215	108,316
Inogen, Inc.(b)	17,211	92,423
Inovio Pharmaceuticals, Inc.(b)(c)	85,265	108,287
Integra LifeSciences Holdings Corp.(b)	6,964	117,831
Iovance Biotherapeutics, Inc.(b)(c)	27,320	223,204
Ironwood Pharmaceuticals, Inc.(b)	31,392	133,416
Journey Medical Corp.(b)(c)	17,760	131,602
Karyopharm Therapeutics, Inc.(b)(c)	12,288	25,313
Lexicon Pharmaceuticals, Inc.(b)(c)	51,237	115,283
Ligand Pharmaceuticals, Inc.(b)(c)	482	136,936
LivaNova PLC(b)	1,514	120,832
MacroGenics, Inc.(b)	26,850	107,132
MannKind Corp.(b)(c)	29,719	119,173
MediWound Ltd. (Israel)(b)(c)	7,795	98,295
Merit Medical Systems, Inc.(b)	1,776	161,012
Mesoblast Ltd., ADR (Australia)(b)(c)	7,274	121,912
Microbot Medical, Inc.(b)(c)	55,084	82,075
MiMedx Group, Inc.(b)(c)	30,447	138,229
Minerva Neurosciences, Inc.(b)(c)	22,749	103,735
Myriad Genetics, Inc.(b)(c)	28,166	90,695
Nektar Therapeutics(b)(c)	1,722	122,916
Neuronetics, Inc.(b)(c)	72,738	206,576
NovaBridge Biosciences, ADR (China)(b)(c)	60,705	110,483
Novocure Ltd.(b)(c)	6,555	115,696
Omeros Corp.(b)(c)	10,149	190,700
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
Omnicell, Inc.(b)(c)	2,531	88,990
Oncolytics Biotech, Inc. (Canada)(b)(c)	107,519	90,122
OPKO Health, Inc.(b)(c)	76,505	112,462
Opus Genetics, Inc.(b)(c)	25,619	92,741
OraSure Technologies, Inc.(b)(c)	25,976	93,254
Orthofix Medical, Inc.(b)	12,049	113,140
OrthoPediatrics Corp.(b)	6,523	152,051
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
August 31, 2026
	Shares	Value
Health Care-(continued)
Pacific Biosciences of California, Inc.(b)(c)	74,964	$101,576
Pacira BioSciences, Inc.(b)	4,826	124,993
Personalis, Inc.(b)(c)	9,823	164,830
Precigen, Inc.(b)(c)	25,800	178,794
Precision BioSciences, Inc.(b)	16,079	122,844
Profound Medical Corp. (Canada)(b)	16,402	111,534
Prothena Corp. PLC (Ireland)(b)(c)	10,972	102,588
Q32 Bio, Inc.(b)	10,136	150,722
QTREX Quantum Ltd. (Israel)(b)(c)	36,423	30,133
Quanterix Corp.(b)(c)	36,502	97,460
QuidelOrtho Corp.(b)	8,608	124,213
Rigel Pharmaceuticals, Inc.(b)(c)	3,672	169,573
SANUWAVE Health, Inc.(b)	6,789	31,840
Sarepta Therapeutics, Inc.(b)(c)	6,271	131,879
Senseonics Holdings, Inc.(b)	16,495	152,249
SI-BONE, Inc.(b)(c)	7,944	151,095
SIGA Technologies, Inc.(c)	23,892	75,021
Sol-Gel Technologies Ltd. (Israel)(b)	1,512	104,479
Spero Therapeutics, Inc.(b)	39,513	48,206
Spruce Biosciences, Inc.(b)	2,185	128,849
Standard BioTools, Inc.(b)	97,237	64,050
Sutro Biopharma, Inc.(b)	3,821	77,337
Tandem Diabetes Care, Inc.(b)(c)	6,514	143,373
Tenaya Therapeutics, Inc.(b)	128,678	88,505
Theravance Biopharma, Inc.(b)(c)	6,976	118,871
Tonix Pharmaceuticals Holding Corp.(b)	9,090	128,169
TriSalus Life Sciences, Inc.(b)	32,841	162,563
Vanda Pharmaceuticals, Inc.(b)(c)	17,317	93,512
Varex Imaging Corp.(b)	10,951	202,484
Voyager Therapeutics, Inc.(b)	28,862	99,574
vTv Therapeutics, Inc., Class A(b)	3,349	107,168
X4 Pharmaceuticals, Inc.(b)(c)	25,916	104,701
Xencor, Inc.(b)(c)	9,429	257,082
Zevra Therapeutics, Inc.(b)(c)	9,637	113,138
		13,664,994
Industrials-5.76%
Ballard Power Systems, Inc. (Canada)(b)	17,779	41,069
Columbus McKinnon Corp.(c)	7,019	123,956
Conduent, Inc.(b)	64,565	111,052
Energous Corp.(b)	3,993	44,242
Energy Recovery, Inc.(b)	13,672	105,411
FuelCell Energy, Inc.(b)	5,157	88,855
Innovative Solutions and Support, Inc.(b)	6,500	123,500
Lyft, Inc., Class A(b)(c)	7,940	134,186
MillerKnoll, Inc.	6,921	156,345
Omega Flex, Inc.	3,695	98,435
SKYX Platforms Corp., Class C(b)(c)	99,184	132,907
Stratasys Ltd.(b)	10,609	82,220
TTEC Holdings, Inc.(b)(c)	41,110	55,087
		1,297,265
Information Technology-21.85%
8x8, Inc.(b)	53,960	101,445
Agora, Inc., ADR (China)(b)	27,243	114,148
Alpha & Omega Semiconductor Ltd.(b)(c)	2,465	60,787
Arbe Robotics Ltd. (Israel)(b)(c)	101,655	66,421
Arqit Quantum, Inc. (United Kingdom)(b)(c)	6,786	134,906
Atomera, Inc.(b)	11,205	46,613
Aviat Networks, Inc.(b)(c)	6,304	125,639
Canadian Solar, Inc. (Canada)(b)(c)	5,887	72,587
	Shares	Value
Information Technology-(continued)
Cerence, Inc.(b)	8,694	$73,377
ChipMOS TECHNOLOGIES, Inc., ADR (Taiwan)(b)	1,591	86,932
Cirrus Logic, Inc.(b)	657	71,948
Commvault Systems, Inc.(b)(c)	941	129,406
Comtech Telecommunications Corp.(b)	19,897	33,626
Dropbox, Inc., Class A(b)(c)	4,167	146,637
Entegris, Inc.	805	108,908
Everspin Technologies, Inc.(b)(c)	4,239	68,884
GSI Technology, Inc.(b)(c)	11,267	62,419
Himax Technologies, Inc., ADR (Taiwan)(c)	5,437	74,596
Ideal Power, Inc.(b)(c)	15,031	73,652
Immersion Corp.	17,293	131,081
Innoviz Technologies Ltd. (Israel)(b)	146,534	50,627
InterDigital, Inc.(c)	444	148,753
IPG Photonics Corp.(b)(c)	975	74,178
Itron, Inc.(b)	1,358	131,740
Kopin Corp.(b)(c)	19,583	86,949
KVH Industries, Inc.(b)	12,036	90,992
MaxLinear, Inc.(b)	1,202	72,012
MicroVision, Inc.(b)(c)	12,287	22,239
Mitek Systems, Inc.(b)	6,502	120,027
NETGEAR, Inc.(b)(c)	4,298	90,946
OneSpan, Inc.	7,760	128,195
Open Text Corp. (Canada)(c)	4,699	117,146
Optical Cable Corp.(b)	8,036	107,843
Power Integrations, Inc.(c)	1,331	68,387
Progress Software Corp.(b)(c)	3,411	157,827
Quantum Corp.(b)(c)	11,539	280,744
Rambus, Inc.(b)	769	66,665
Rapid7, Inc.(b)(c)	13,361	179,839
Ribbon Communications, Inc.(b)	36,306	72,249
Silicon Motion Technology Corp., ADR (Taiwan)	405	99,970
Skyworks Solutions, Inc.(c)	1,436	96,226
SolarEdge Technologies, Inc.(b)(c)	1,465	47,173
Synaptics, Inc.(b)(c)	815	78,827
Telefonaktiebolaget LM Ericsson, ADR (Sweden)(c)	8,562	86,391
Turtle Beach Corp.(b)(c)	8,566	109,730
Universal Display Corp.(c)	1,214	100,968
Viasat, Inc.(b)(c)	1,385	93,169
Viavi Solutions, Inc.(b)	2,300	83,467
Vistance Networks, Inc.(b)	15,700	99,067
Vuzix Corp.(b)	24,310	63,449
Xerox Holdings Corp., Class C	34,474	111,351
		4,921,158
Materials-0.95%
Arq, Inc.(b)	40,514	85,890
Innospec, Inc.	1,351	126,805
		212,695
Total Common Stocks & Other Equity Interests (Cost $20,429,068)		22,494,876
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
August 31, 2026
	Shares	Value
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)(f) (Cost $50,273)	50,273	$50,273
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $20,479,341)		22,545,149
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.04%
Invesco Private Government Fund, 3.73%(e)(f)(g)	2,068,876	2,068,876
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(e)(f)(g)	5,369,658	$5,370,732
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,439,292)		7,439,608
TOTAL INVESTMENTS IN SECURITIES-133.16% (Cost $27,918,633)		29,984,757
OTHER ASSETS LESS LIABILITIES-(33.16)%		(7,466,202)
NET ASSETS-100.00%		$22,518,555

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,217	$706,162	$(659,106)	$-	$-	$50,273	$446
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	368,246	7,528,460	(5,827,830)	-	-	2,068,876	44,470 *
Invesco Private Prime Fund	958,237	16,004,802	(11,591,999)	256	(564)	5,370,732	119,269 *
Total	$1,329,700	$24,239,424	$(18,078,935)	$256	$(564)	$7,489,881	$164,185

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco NASDAQ Next Gen 100 ETF (QQQJ)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-6.71%
AST SpaceMobile, Inc.(b)(c)	174,757	$10,328,139
Baidu, Inc., ADR (China)(b)(c)	57,918	5,518,427
EchoStar Corp., Class A(b)(c)	92,630	8,006,937
Fox Corp., Class A(c)	116,599	7,852,943
Fox Corp., Class B	129,044	7,771,030
Liberty Live Holdings, Inc., Class A(b)(c)	14,992	1,491,404
Liberty Live Holdings, Inc., Class C(b)(c)	37,339	3,865,333
Liberty Media Corp.-Liberty Formula One(b)	131,133	13,106,743
Liberty Media Corp.-Liberty Formula One(b)(c)	13,987	1,287,643
News Corp., Class A	213,349	6,551,948
News Corp., Class B	106,794	3,674,781
Paramount Skydance Corp.(c)	636,014	6,938,913
Trade Desk, Inc. (The), Class A(b)(c)	249,687	3,425,706
		79,819,947
Consumer Discretionary-10.90%
Domino’s Pizza, Inc.(c)	19,401	6,636,306
DraftKings, Inc., Class A(b)(c)	290,181	7,048,496
eBay, Inc.(d)	259,654	26,889,768
Expedia Group, Inc.	67,017	21,252,431
H World Group Ltd., ADR (China)	79,820	3,777,082
JD.com, Inc., ADR (China)(c)	279,849	7,902,936
lululemon Athletica, Inc.(b)(c)	63,884	7,682,690
Rivian Automotive, Inc., Class A(b)(c)	734,795	11,800,808
Tractor Supply Co.(c)	306,709	10,704,144
Trip.com Group Ltd., ADR (China)(b)	152,090	6,790,819
Ulta Beauty, Inc.(b)	25,510	13,701,421
Wynn Resorts Ltd.	60,678	5,538,688
		129,725,589
Consumer Staples-4.32%
Casey’s General Stores, Inc.	21,584	16,235,701
Dollar Tree, Inc.(b)	112,403	14,229,096
Kimberly-Clark Corp.	194,119	20,955,146
		51,419,943
Energy-1.15%
Expand Energy Corp.	139,861	13,728,756
Financials-2.48%
Affirm Holdings, Inc.(b)(c)	172,187	12,819,322
Fiserv, Inc.(b)	311,863	16,625,417
		29,444,739
Health Care-24.22%
Argenx SE, ADR (Belgium)(b)	16,119	16,629,328
Ascendis Pharma A/S (Denmark)(b)	36,037	9,479,172
Biogen, Inc.(b)	86,349	18,707,511
BioNTech SE, ADR (Germany)(b)(c)	67,972	6,906,635
BridgeBio Pharma, Inc.(b)	114,581	8,775,759
Cooper Cos., Inc. (The)(b)	114,160	8,001,474
Guardant Health, Inc.(b)	77,599	12,339,793
ICON PLC(b)(c)	44,768	7,386,272
Illumina, Inc.(b)	88,514	18,909,246
Incyte Corp.(b)	116,885	14,402,570
Insulet Corp.(b)	40,452	6,013,594
Ionis Pharmaceuticals, Inc.(b)(c)	96,665	5,834,699
	Shares	Value
Health Care-(continued)
Madrigal Pharmaceuticals, Inc.(b)(c)	13,466	$7,272,044
Medline, Inc., Class A(b)(c)	494,567	17,324,682
Medpace Holdings, Inc.(b)	16,657	9,894,091
Natera, Inc.(b)(d)	83,762	26,968,014
Neurocrine Biosciences, Inc.(b)	58,751	9,049,417
Revolution Medicines, Inc.(b)(d)	124,278	25,547,828
Roivant Sciences Ltd.(b)	420,588	14,569,168
Royalty Pharma PLC, Class A	259,250	15,920,543
Sanofi S.A., ADR	136,087	6,036,819
Summit Therapeutics, Inc.(b)(c)	236,335	3,218,883
Tempus AI, Inc., Class A(b)(c)	102,072	6,435,640
United Therapeutics Corp.(b)	24,766	12,640,071
		288,263,253
Industrials-13.65%
AeroVironment, Inc.(b)(c)	29,185	4,329,595
C.H. Robinson Worldwide, Inc.	68,898	10,311,275
Elbit Systems Ltd. (Israel)(c)	27,153	19,020,948
FTAI Aviation Ltd.(c)	60,007	11,407,331
Grab Holdings Ltd., Class A (Singapore)(b)(c)	2,318,185	8,206,375
J.B. Hunt Transport Services, Inc.	55,144	14,639,078
Kratos Defense & Security Solutions, Inc.(b)	109,686	5,591,792
Lincoln Electric Holdings, Inc.	32,013	9,003,016
Nextpower, Inc., Class A(b)	87,937	7,213,472
Nordson Corp.	32,532	10,466,195
Ryanair Holdings PLC, ADR (Italy)	123,938	6,862,446
SS&C Technologies Holdings, Inc.	140,878	11,688,648
Sterling Infrastructure, Inc.(b)	17,965	8,444,807
Symbotic, Inc.(b)(c)	74,351	2,949,504
United Airlines Holdings, Inc.(b)	189,765	20,492,722
Woodward, Inc.	34,809	11,828,794
		162,455,998
Information Technology-30.91%
Akamai Technologies, Inc.(b)(c)	84,971	9,229,550
Atlassian Corp., Class A(b)	93,405	18,136,449
CDW Corp.	74,651	11,315,598
Check Point Software Technologies Ltd. (Israel)(b)	60,812	8,447,395
Cognizant Technology Solutions Corp., Class A	277,164	17,899,251
Credo Technology Group Holding Ltd.(b)	107,852	24,395,044
DocuSign, Inc.(b)	113,583	7,527,145
F5, Inc.(b)	33,046	13,454,018
First Solar, Inc.(b)	62,844	12,688,204
Flex Ltd.(b)	214,298	23,412,056
Gen Digital, Inc.(c)	352,267	10,920,277
GLOBALFOUNDRIES, Inc.(c)	217,842	9,735,359
IREN Ltd. (Australia)(b)(c)	209,036	7,758,371
Logitech International S.A., Class R (Switzerland)(c)	83,940	8,284,039
MACOM Technology Solutions Holdings, Inc.(b)	44,617	11,771,303
MongoDB, Inc.(b)	47,045	21,328,792
NetApp, Inc.	115,400	21,382,466
Nutanix, Inc., Class A(b)(c)	158,052	10,837,626
Okta, Inc.(b)	97,143	16,809,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
August 31, 2026
	Shares	Value
Information Technology-(continued)
ON Semiconductor Corp.(b)	229,140	$16,976,983
PTC, Inc.(b)	67,579	10,524,753
Super Micro Computer, Inc.(b)(c)	351,701	13,111,413
Tower Semiconductor Ltd. (Israel)(b)	65,961	13,525,303
Trimble, Inc.(b)(c)	136,328	8,171,500
VeriSign, Inc.	53,182	15,331,307
Zebra Technologies Corp., Class A(b)	27,903	9,865,106
Zoom Communications, Inc., Class A(b)	154,765	14,962,680
		367,801,613
Materials-2.74%
Royal Gold, Inc.	49,640	12,979,371
Steel Dynamics, Inc.	84,317	19,613,820
		32,593,191
Real Estate-0.38%
Zillow Group, Inc., Class A(b)(c)	24,718	884,657
Zillow Group, Inc., Class C(b)(c)	105,374	3,683,875
		4,568,532
Utilities-2.44%
Alliant Energy Corp.(c)	151,093	10,271,302
Evergy, Inc.	134,757	10,918,012
Talen Energy Corp.(b)	26,532	7,847,105
		29,036,419
Total Common Stocks & Other Equity Interests (Cost $1,016,779,288)		1,188,857,980
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(e)(f) (Cost $673,444)	673,444	$673,444
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $1,017,452,732)		1,189,531,424
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.69%
Invesco Private Government Fund, 3.73%(e)(f)(g)	47,519,602	47,519,602
Invesco Private Prime Fund, 3.82%(e)(f)(g)	127,281,220	127,306,676
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $174,819,453)		174,826,278
TOTAL INVESTMENTS IN SECURITIES-114.65% (Cost $1,192,272,185)		1,364,357,702
OTHER ASSETS LESS LIABILITIES-(14.65)%		(174,369,405)
NET ASSETS-100.00%		$1,189,988,297

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	All or a portion of this security was pledged as collateral in a segregated custody account. See Note 2J.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,480,367	$(10,806,923)	$-	$-	$673,444	$13,758
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
August 31, 2026
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$24,344,293	$550,694,726	$(527,519,417)	$-	$-	$47,519,602	$1,431,109 *
Invesco Private Prime Fund	64,666,970	1,013,042,933	(950,392,974)	2,660	(12,913)	127,306,676	3,820,191 *
Total	$89,011,263	$1,575,218,026	$(1,488,719,314)	$2,660	$(12,913)	$175,499,722	$5,265,058

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco QQQ Equal Weight ETF (QEW)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-8.13%
Alphabet, Inc., Class A	275	$93,321
Alphabet, Inc., Class C	278	93,244
AppLovin Corp., Class A(b)	341	106,413
Comcast Corp., Class A	8,402	223,661
Meta Platforms, Inc., Class A	330	188,872
Netflix, Inc.(b)	2,429	196,871
Space Exploration Technologies Corp., Class A(b)(c)	1,319	189,527
Take-Two Interactive Software, Inc.(b)	932	204,760
T-Mobile US, Inc.	1,114	201,010
Warner Bros. Discovery, Inc.(b)	7,737	220,737
		1,718,416
Consumer Discretionary-11.80%
Airbnb, Inc., Class A(b)	1,567	287,106
Amazon.com, Inc.(b)	772	200,542
Booking Holdings, Inc.	1,248	248,464
DoorDash, Inc., Class A(b)	1,312	304,043
Marriott International, Inc., Class A	556	190,018
MercadoLibre, Inc. (Brazil)(b)	123	238,153
O’Reilly Automotive, Inc., Class R(b)	2,405	213,564
PDD Holdings, Inc., ADR (China)(b)	2,475	207,900
Ross Stores, Inc.	902	206,143
Starbucks Corp.	2,107	223,869
Tesla, Inc.(b)	480	176,616
		2,496,418
Consumer Staples-8.15%
Coca-Cola Europacific Partners PLC (United Kingdom)	2,304	248,878
Costco Wholesale Corp.	219	206,712
Keurig Dr Pepper, Inc.	6,958	221,682
Kraft Heinz Co. (The)	8,703	223,406
Mondelez International, Inc., Class A	3,416	212,031
Monster Beverage Corp.(b)	4,745	217,890
PepsiCo, Inc.	1,449	203,353
Walmart, Inc.	1,805	189,290
		1,723,242
Energy-2.02%
Baker Hughes Co., Class A	3,271	207,872
Diamondback Energy, Inc.	1,091	218,724
		426,596
Financials-1.16%
PayPal Holdings, Inc.	4,670	245,945
Health Care-9.81%
Alnylam Pharmaceuticals, Inc.(b)	692	166,558
Amgen, Inc.	620	266,526
Dexcom, Inc.(b)	2,834	258,064
GE HealthCare Technologies, Inc.	3,352	238,763
Gilead Sciences, Inc.	1,554	227,412
IDEXX Laboratories, Inc.(b)	371	206,532
Intuitive Surgical, Inc.(b)	492	185,415
Regeneron Pharmaceuticals, Inc.	340	271,687
Vertex Pharmaceuticals, Inc.(b)	467	254,291
		2,075,248
	Shares	Value
Industrials-13.46%
Automatic Data Processing, Inc.	942	$269,563
Axon Enterprise, Inc.(b)	466	264,017
Cintas Corp.	1,220	246,184
Copart, Inc.(b)	6,377	210,377
CSX Corp.	4,617	233,204
Fastenal Co.	4,728	233,138
Ferrovial N.V.	3,073	179,924
Honeywell Aerospace, Inc.(b)	439	69,410
Honeywell International, Inc.	439	93,740
Old Dominion Freight Line, Inc.	928	185,563
PACCAR, Inc.	1,893	234,978
Paychex, Inc.	2,155	274,418
Rocket Lab Corp.(b)	1,456	93,067
Thomson Reuters Corp. (Canada)	2,415	259,178
		2,846,761
Information Technology-40.61%
Adobe, Inc.(b)	806	235,989
Advanced Micro Devices, Inc.(b)	405	190,642
Analog Devices, Inc.	505	182,881
Apple, Inc.	670	212,290
Applied Materials, Inc.	464	212,693
ARM Holdings PLC, ADR(b)	591	142,969
ASML Holding N.V., New York Shares (Netherlands)	130	220,481
Astera Labs, Inc.(b)	609	180,861
Autodesk, Inc.(b)	903	233,453
Broadcom, Inc.	468	173,319
Cadence Design Systems, Inc.(b)	557	188,701
Cisco Systems, Inc.	1,735	191,700
CoreWeave, Inc., Class A(b)	1,908	161,970
CrowdStrike Holdings, Inc., Class A(b)	1,143	264,033
Datadog, Inc., Class A(b)	845	200,299
Fortinet, Inc.(b)	1,515	258,959
Intel Corp.(b)	1,822	163,087
Intuit, Inc.	630	226,359
KLA Corp.	1,087	190,714
Lam Research Corp.	657	198,079
Lumentum Holdings, Inc.(b)	244	223,201
Marvell Technology, Inc.	1,019	215,682
Microchip Technology, Inc.	2,208	162,178
Micron Technology, Inc.	215	206,127
Microsoft Corp.	464	235,383
Monolithic Power Systems, Inc.	133	168,613
Nebius Group N.V., Class A (Netherlands)(b)	904	186,513
NVIDIA Corp.	990	218,572
NXP Semiconductors N.V. (Netherlands)	650	146,016
Palantir Technologies, Inc., Class A(b)	1,335	248,817
Palo Alto Networks, Inc.(b)	742	283,541
QUALCOMM, Inc.	832	141,839
Roper Technologies, Inc.	642	272,619
Sandisk Corp.(b)	123	192,704
Seagate Technology Holdings PLC	238	197,154
Shopify, Inc., Class A (Canada)(b)	1,760	259,371
Strategy, Inc., Class A(b)	1,313	174,550
Synopsys, Inc.(b)	439	192,980
Teradyne, Inc.	558	195,205
Texas Instruments, Inc.	684	178,462
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco QQQ Equal Weight ETF (QEW)—(continued)
August 31, 2026
	Shares	Value
Information Technology-(continued)
Western Digital Corp.	393	$177,066
Workday, Inc., Class A(b)	1,429	282,156
		8,588,228
Materials-0.97%
Linde PLC	420	205,624
Utilities-3.79%
American Electric Power Co., Inc.	1,650	202,010
Constellation Energy Corp.	726	199,483
Exelon Corp.	4,579	200,194
Xcel Energy, Inc.	2,628	198,913
		800,600
Total Common Stocks & Other Equity Interests (Cost $20,437,587)		21,127,078
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(d)(e) (Cost $14,306)	14,306	14,306
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $20,451,893)		21,141,384
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.89%
Invesco Private Government Fund, 3.73%(d)(e)(f)	53,174	$53,174
Invesco Private Prime Fund, 3.82%(d)(e)(f)	135,374	135,401
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $188,575)		188,575
TOTAL INVESTMENTS IN SECURITIES-100.86% (Cost $20,640,468)		21,329,959
OTHER ASSETS LESS LIABILITIES-(0.86)%		(181,046)
NET ASSETS-100.00%		$21,148,913

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,056,062	$(1,041,756)	$-	$-	$14,306	$806
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	412,124	(358,950)	-	-	53,174	5 *
Invesco Private Prime Fund	-	869,954	(734,567)	-	14	135,401	- *
Total	$-	$2,338,140	$(2,135,273)	$-	$14	$202,881	$811

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco QQQ Low Volatility ETF (QQLV)
August 31, 2026
Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-3.30%
T-Mobile US, Inc.	419	$75,604
Consumer Discretionary-7.19%
O’Reilly Automotive, Inc., Class R(b)	970	86,136
Ross Stores, Inc.	343	78,389
		164,525
Consumer Staples-23.36%
Coca-Cola Europacific Partners PLC (United Kingdom)	955	103,159
Costco Wholesale Corp.	104	98,165
Kraft Heinz Co. (The)	3,266	83,838
Mondelez International, Inc., Class A	1,427	88,574
PepsiCo, Inc.	616	86,449
Walmart, Inc.	708	74,248
		534,433
Industrials-35.47%
Automatic Data Processing, Inc.	370	105,879
Cintas Corp.	583	117,643
Copart, Inc.(b)	2,541	83,828
CSX Corp.	1,911	96,525
Fastenal Co.	1,773	87,427
Ferrovial N.V.	1,214	71,080
Honeywell Aerospace, Inc.(b)	185	29,250
Honeywell International, Inc.	185	39,503
PACCAR, Inc.	670	83,167
Paychex, Inc.	763	97,160
		811,462
	Shares	Value
Information Technology-12.30%
Apple, Inc.	281	$89,035
Microsoft Corp.	175	88,776
Roper Technologies, Inc.	244	103,612
		281,423
Materials-4.92%
Linde PLC	230	112,604
Utilities-13.35%
American Electric Power Co., Inc.	854	104,555
Exelon Corp.	2,331	101,912
Xcel Energy, Inc.	1,306	98,851
		305,318
Total Common Stocks & Other Equity Interests (Cost $2,264,017)		2,285,369
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(c)(d) (Cost $2,688)	2,688	2,688
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $2,266,705)		2,288,057
OTHER ASSETS LESS LIABILITIES-(0.01)%		(317)
NET ASSETS-100.00%		$2,287,740

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$71,892	$(69,204)	$-	$-	$2,688	$88
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	94,026	336,989	(431,015)	-	-	-	119 *
Invesco Private Prime Fund	244,597	553,742	(798,339)	(10)	10	-	308 *
Total	$338,623	$962,623	$(1,298,558)	$(10)	$10	$2,688	$515

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

17

Statements of Assets and Liabilities
August 31, 2026

	Invesco ESG NASDAQ 100 ETF (QQMG)	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Future Gen 200 ETF (QQQS)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)	Invesco QQQ Equal Weight ETF (QEW)
Assets:
Unaffiliated investments in securities, at value(a)	$199,852,552	$104,193,289,676	$22,494,876	$1,188,857,980	$21,127,078
Affiliated investments in securities, at value	72,150	1,322,206,020	7,489,881	175,499,722	202,881
Cash	-	-	-	-	672
Deposits with brokers:
Cash collateral-futures contracts	-	11,623,022	-	-	-
Receivable for:
Dividends	71,788	41,930,058	4,938	518,641	11,274
Variation margin on futures contracts	-	101,479	-	-	-
Securities lending	301	755,746	4,994	36,748	107
Investments sold	-	44,193,441	-	-	-
Fund shares sold	-	32,468,226	-	4,536,719	-
Foreign tax reclaims	-	-	-	30,277	-
Total assets	199,996,791	105,646,567,668	29,994,689	1,369,480,087	21,342,012
Liabilities:
Due to custodian	-	2,538	-	-	-
Payable for:
Investments purchased	-	32,408,523	32,585	4,521,972	-
Investments purchased - affiliated broker	-	-	422	-	-
Collateral upon return of securities loaned	-	1,192,067,787	7,439,292	174,819,453	188,575
Fund shares repurchased	-	44,274,854	-	-	-
Accrued unitary management fees	34,210	13,126,243	3,835	150,365	4,524
Total liabilities	34,210	1,281,879,945	7,476,134	179,491,790	193,099
Net Assets	$199,962,581	$104,364,687,723	$22,518,555	$1,189,988,297	$21,148,913
Net assets consist of:
Shares of beneficial interest	$156,991,214	$83,948,925,067	$24,087,008	$1,254,840,732	$20,790,766
Distributable earnings (loss)	42,971,367	20,415,762,656	(1,568,453)	(64,852,435)	358,147
Net Assets	$199,962,581	$104,364,687,723	$22,518,555	$1,189,988,297	$21,148,913
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,000,001	353,580,001	510,001	26,230,001	700,001
Net asset value	$49.99	$295.17	$44.15	$45.37	$30.21
Market price	$49.99	$295.15	$44.17	$45.36	$30.21
Unaffiliated investments in securities, at cost	$151,490,983	$81,356,368,161	$20,429,068	$1,016,779,288	$20,437,587
Affiliated investments in securities, at cost	$72,150	$1,322,204,137	$7,489,565	$175,492,897	$202,881
(a)Includes securities on loan with an aggregate value of:	$-	$1,184,070,348	$7,192,164	$170,483,733	$187,515
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco QQQ Low Volatility ETF (QQLV)

$2,285,369
2,688
-

-

2,511
-
-
-
-
-
2,290,568

-

2,338
-
-
-
490
2,828
$2,287,740

$2,466,016
(178,276)
$2,287,740
90,001
$25.42
$25.42
$2,264,017
$2,688
$-

19

Statements of Operations
For the year ended August 31, 2026

	Invesco ESG NASDAQ 100 ETF (QQMG)	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Future Gen 200 ETF (QQQS)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)	Invesco QQQ Equal Weight ETF (QEW)(a)	Invesco QQQ Low Volatility ETF (QQLV)
Investment income:
Unaffiliated dividend income	$990,665	$501,402,342	$58,767	$5,109,956	$58,716	$65,683
Affiliated dividend income	2,667	3,635,219	446	13,758	806	88
Securities lending income, net	2,558	2,718,206	121,657	330,928	128	50
Foreign withholding tax	(5,540)	(2,064,056)	(733)	(68,482)	(604)	(297)
Total investment income	990,350	505,691,711	180,137	5,386,160	59,046	65,524
Expenses:
Unitary management fees	330,958	118,074,045	30,266	1,356,356	16,760	8,170
Less: Waivers	(71)	(97,973)	(12)	(364)	(22)	(2)
Net expenses	330,887	117,976,072	30,254	1,355,992	16,738	8,168
Net investment income	659,463	387,715,639	149,883	4,030,168	42,308	57,356
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,026,998)	(1,484,745,751)	(1,620,855)	98,479,417	(351,619)	(124,454)
Affiliated investment securities	(8)	31,780	(564)	(12,913)	14	10
In-kind redemptions	15,064,167	6,669,272,563	5,944,312	85,101,318	2,100,430	131,977
Foreign currencies	17	7,803	2	-	3	3
Futures contracts	-	29,545,851	-	-	-	-
Net realized gain	12,037,178	5,214,112,246	4,322,895	183,567,822	1,748,828	7,536
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	27,060,483	12,138,361,284	1,169,950	61,953,550	689,491	(23,027)
Affiliated investment securities	(3)	(41,237)	256	2,660	-	(10)
Futures contracts	-	(5,672,434)	-	-	-	-
Change in net unrealized appreciation (depreciation)	27,060,480	12,132,647,613	1,170,206	61,956,210	689,491	(23,037)
Net realized and unrealized gain (loss)	39,097,658	17,346,759,859	5,493,101	245,524,032	2,438,319	(15,501)
Net increase in net assets resulting from operations	$39,757,121	$17,734,475,498	$5,642,984	$249,554,200	$2,480,627	$41,855

(a)	For the period March 16, 2026 (commencement of investment operations) through August 31, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

21

Statements of Changes in Net Assets
For the years ended August 31, 2026 and 2025

	Invesco ESG NASDAQ 100 ETF (QQMG)		Invesco NASDAQ 100 ETF (QQQM)
	2026	2025	2026	2025
Operations:
Net investment income	$659,463	$373,037	$387,715,639	$261,173,154
Net realized gain (loss)	12,037,178	1,503,007	5,214,112,246	2,986,812,072
Change in net unrealized appreciation (depreciation)	27,060,480	12,322,717	12,132,647,613	5,260,464,060
Net increase in net assets resulting from operations	39,757,121	14,198,761	17,734,475,498	8,508,449,286
Distributions to Shareholders from:
Distributable earnings	(642,266)	(349,703)	(377,674,087)	(243,720,640)
Shareholder Transactions:
Proceeds from shares sold	94,450,947	41,526,476	43,346,619,606	26,955,835,482
Value of shares repurchased	(33,195,372)	(6,785,520)	(15,136,036,472)	(8,318,652,626)
Net increase (decrease) in net assets resulting from share transactions	61,255,575	34,740,956	28,210,583,134	18,637,182,856
Net increase (decrease) in net assets	100,370,430	48,590,014	45,567,384,545	26,901,911,502
Net assets:
Beginning of year	99,592,151	51,002,137	58,797,303,178	31,895,391,676
End of year	$199,962,581	$99,592,151	$104,364,687,723	$58,797,303,178
Changes in Shares Outstanding:
Shares sold	2,200,000	1,200,000	161,190,000	127,640,000
Shares repurchased	(750,000)	(200,000)	(58,150,000)	(39,690,000)
Shares outstanding, beginning of year	2,550,001	1,550,001	250,540,001	162,590,001
Shares outstanding, end of year	4,000,001	2,550,001	353,580,001	250,540,001

(a)	For the period March 16, 2026 (commencement of investment operations) through August 31, 2026.
(b)	For the period December 2, 2024 (commencement of investment operations) through August 31, 2025.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco NASDAQ Future Gen 200 ETF (QQQS)		Invesco NASDAQ Next Gen 100 ETF (QQQJ)		Invesco QQQ Equal Weight ETF (QEW)	Invesco QQQ Low Volatility ETF (QQLV)
2026	2025	2026	2025	2026(a)	2026	2025(b)

$149,883	$73,277	$4,030,168	$4,900,909	$42,308	$57,356	$35,810
4,322,895	367,024	183,567,822	23,537,860	1,748,828	7,536	(63,782)
1,170,206	807,190	61,956,210	83,818,953	689,491	(23,037)	44,389
5,642,984	1,247,491	249,554,200	112,257,722	2,480,627	41,855	16,417

(374,920)	(99,691)	(5,149,277)	(4,402,283)	(22,554)	(64,074)	(32,601)

20,504,712	2,467,741	432,480,980	55,131,485	39,761,726	1,236,908	5,235,483
(12,718,418)	(2,862,637)	(141,530,034)	(165,977,202)	(21,070,886)	(2,686,194)	(1,460,054)
7,786,294	(394,896)	290,950,946	(110,845,717)	18,690,840	(1,449,286)	3,775,429
13,054,358	752,904	535,355,869	(2,990,278)	21,148,913	(1,471,505)	3,759,245

9,464,197	8,711,293	654,632,428	657,622,706	-	3,759,245	-
$22,518,555	$9,464,197	$1,189,988,297	$654,632,428	$21,148,913	$2,287,740	$3,759,245

540,000	90,000	10,840,000	1,770,000	1,400,001	50,000	210,001
(340,000)	(100,000)	(3,540,000)	(5,440,000)	(700,000)	(110,000)	(60,000)
310,001	320,001	18,930,001	22,600,001	-	150,001	-
510,001	310,001	26,230,001	18,930,001	700,001	90,001	150,001

23

Financial Highlights
Invesco ESG NASDAQ 100 ETF (QQMG)
	Years Ended August 31,				For the Period October 25, 2021(a) Through August 31, 2022
	2026	2025	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$39.06	$32.90	$25.86	$19.91	$25.00
Net investment income(b)	0.18	0.18	0.18	0.16	0.13
Net realized and unrealized gain (loss) on investments	10.93	6.15	7.03	5.95	(5.13)
Total from investment operations	11.11	6.33	7.21	6.11	(5.00)
Distributions to shareholders from:
Net investment income	(0.18)	(0.17)	(0.17)	(0.16)	(0.09)
Net asset value at end of period	$49.99	$39.06	$32.90	$25.86	$19.91
Market price at end of period(c)	$49.99	$39.04	$32.88	$25.88	$19.94
Net Asset Value Total Return(d)	28.51%	19.32%	28.00%	30.88%	(20.03)%(e)
Market Price Total Return(d)	28.58%	19.34%	27.82%	30.78%	(19.91)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$199,963	$99,592	$51,002	$18,099	$9,956
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%(f)
Net investment income	0.40%	0.51%	0.62%	0.76%	0.69%(f)
Portfolio turnover rate(g)	17%	9%	17%	14%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 27, 2021, the first day of trading on the exchange) to August 31, 2022 was (20.63)%. The market price total return from Fund Inception to August 31, 2022 was (20.54)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Financial Highlights—(continued)
Invesco NASDAQ 100 ETF (QQQM)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$234.68	$196.17	$155.46	$123.13	$156.10
Net investment income(a)	1.31	1.29	1.32	1.03	0.98
Net realized and unrealized gain (loss) on investments	60.49	38.46	40.68	32.29	(33.24)
Total from investment operations	61.80	39.75	42.00	33.32	(32.26)
Distributions to shareholders from:
Net investment income	(1.31)	(1.24)	(1.29)	(0.99)	(0.71)
Net asset value at end of year	$295.17	$234.68	$196.17	$155.46	$123.13
Market price at end of year(b)	$295.15	$234.67	$196.10	$155.47	$123.29
Net Asset Value Total Return(c)	26.39%	20.34%	27.14%	27.26%	(20.72)%
Market Price Total Return(c)	26.38%	20.36%	27.07%	27.11%	(20.61)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$104,364,688	$58,797,303	$31,895,392	$14,482,908	$4,914,013
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.49%	0.61%	0.75%	0.78%	0.71%
Portfolio turnover rate(d)	14%	6%	8%	27%	6%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Financial Highlights—(continued)
Invesco NASDAQ Future Gen 200 ETF (QQQS)
	Years Ended August 31,			For the Period October 11, 2022(a) Through August 31, 2023
	2026	2025	2024
Per Share Operating Performance:
Net asset value at beginning of period	$30.53	$27.22	$26.26	$25.00
Net investment income(b)	0.38	0.23	0.14	0.14
Net realized and unrealized gain on investments	14.36	3.39	0.95	1.24
Total from investment operations	14.74	3.62	1.09	1.38
Distributions to shareholders from:
Net investment income	(1.12)	(0.31)	(0.13)	(0.12)
Net asset value at end of period	$44.15	$30.53	$27.22	$26.26
Market price at end of period(c)	$44.17	$30.51	$27.21	$26.26
Net Asset Value Total Return(d)	49.41%	13.50%	4.20%	5.51%(e)
Market Price Total Return(d)	49.58%	13.47%	4.16%	5.51%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,519	$9,464	$8,711	$6,564
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%(f)
Net investment income	0.99%	0.87%	0.55%	0.56%(f)
Portfolio turnover rate(g)	81%	73%	72%	61%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (October 13, 2022, the first day of trading on the exchange) to August 31, 2023 was 4.09%. The market price total return from Fund Inception to August 31, 2023 was 4.01%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Financial Highlights—(continued)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
	Years Ended August 31,
	2026	2025	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of year	$34.58	$29.10	$26.20	$24.77	$34.79
Net investment income(a)	0.18	0.24	0.19	0.18	0.15
Net realized and unrealized gain (loss) on investments	10.86	5.45	2.95	1.46	(9.85)
Total from investment operations	11.04	5.69	3.14	1.64	(9.70)
Distributions to shareholders from:
Net investment income	(0.25)	(0.21)	(0.24)	(0.21)	(0.11)
Net realized gains	-	-	-	-	(0.21)
Total distributions	(0.25)	(0.21)	(0.24)	(0.21)	(0.32)
Net asset value at end of year	$45.37	$34.58	$29.10	$26.20	$24.77
Market price at end of year(b)	$45.36	$34.59	$29.10	$26.20	$24.80
Net Asset Value Total Return(c)	32.07%	19.66%	12.04%	6.70%	(28.06)%
Market Price Total Return(c)	32.01%	19.70%	12.04%	6.57%	(27.93)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,189,988	$654,632	$657,623	$704,173	$803,170
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.45%	0.77%	0.71%	0.74%	0.50%
Portfolio turnover rate(d)	47%	27%	30%	31%	45%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Financial Highlights—(continued)
Invesco QQQ Equal Weight ETF (QEW)
For the Period March 16, 2026(a) Through August 31, 2026
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.08
Net realized and unrealized gain on investments	5.16
Total from investment operations	5.24
Distributions to shareholders from:
Net investment income	(0.03)
Net asset value at end of period	$30.21
Market price at end of period(c)	$30.21
Net Asset Value Total Return(d)	20.97%(e)
Market Price Total Return(d)	20.97%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$21,149
Ratio to average net assets of:
Expenses	0.25%(f)
Net investment income	0.63%(f)
Portfolio turnover rate(g)	34%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)
The net asset value total return from Fund Inception (March 18, 2026, the first day of trading on the exchange) to August 31, 2026 was 21.89%. The market price total return from Fund Inception to August 31, 2026 was 21.85%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco QQQ Low Volatility ETF (QQLV)
	Year Ended August 31, 2026	For the Period December 2, 2024(a) Through August 31, 2025
Per Share Operating Performance:
Net asset value at beginning of period	$25.06	$25.00
Net investment income(b)	0.43	0.32
Net realized and unrealized gain (loss) on investments	0.43	(0.00)(c)
Total from investment operations	0.86	0.32
Distributions to shareholders from:
Net investment income	(0.50)	(0.26)
Net asset value at end of period	$25.42	$25.06
Market price at end of period(d)	$25.42	$25.06
Net Asset Value Total Return(e)	3.53%	1.31%(f)
Market Price Total Return(e)	3.53%	1.31%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,288	$3,759
Ratio to average net assets of:
Expenses	0.25%	0.25%(g)
Net investment income	1.76%	1.72%(g)
Portfolio turnover rate(h)	60%	32%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)
The net asset value total return from Fund Inception (December 4, 2024, the first day of trading on the exchange) to August 31, 2025 was 1.64%. The market price total return from Fund Inception to August 31, 2025 was 1.59%.

(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2026
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco ESG NASDAQ 100 ETF (QQMG)	"ESG NASDAQ 100 ETF"
Invesco NASDAQ 100 ETF (QQQM)	"NASDAQ 100 ETF"
Invesco NASDAQ Future Gen 200 ETF (QQQS)	"NASDAQ Future Gen 200 ETF"
Invesco NASDAQ Next Gen 100 ETF (QQQJ)	"NASDAQ Next Gen 100 ETF"
Invesco QQQ Equal Weight ETF (QEW)	"QQQ Equal Weight ETF"
Invesco QQQ Low Volatility ETF (QQLV)	"QQQ Low Volatility ETF"
Each portfolio (each, a “Fund”, and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”, as set forth in each Fund’s prospectus. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).
Fund	Underlying Index
ESG NASDAQ 100 ETF	Nasdaq-100 ESGTM Index
NASDAQ 100 ETF	Nasdaq-100 Index®
NASDAQ Future Gen 200 ETF	Nasdaq Innovators Completion CapTM Index
NASDAQ Next Gen 100 ETF	Nasdaq Next Generation 100 IndexTM
QQQ Equal Weight ETF	Nasdaq-100 Equal WeightedTM Index
QQQ Low Volatility ETF	Nasdaq-100 Low VolatilityTM Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.
Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s most recently reported NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

30

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value unlisted equity securities. A bid price or the mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a

31

methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.
Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Dividends and Distributions to Shareholders - Each Fund (except for QQQ Low Volatility ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. QQQ Low Volatility ETF declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.
Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Funds did not pay any material income taxes, net of refunds during the period.

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F.
Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.
Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — Each Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Funds’ chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within each Fund. The CODM monitors the operating results as a whole, and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.
J.
Securities Lending - Each Fund may participate in securities lending and may lend portfolio securities having a market value up to one-third of such Fund’s total assets. Such loans are secured by cash collateral provided by the borrower equal to no less than 102% (105% for foreign securities) of the market value of the loaned securities determined daily by the securities lending agent. Cash collateral received in connection with these loans is invested in short-term money market instruments or in affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act or affiliated money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of the Funds to obtain additional collateral from or return excess collateral to a borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits associated with owning the securities, including through an obligation of the borrower to pay the Fund the amount of dividends or interest generated by the loaned security. Securities loans are subject to termination at the option of the borrower or a Fund. Upon termination, the borrower is required to return to the Fund the securities loaned and the Fund is required to return the collateral. Upon the failure of the borrower to return the loaned securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Lending securities entails a risk of loss to a Fund if the market value of the loaned securities increases, the borrower fails to provide additional collateral as required, and the borrower fails to return the loaned securities. Additionally, a Fund could experience delays and costs in gaining access to the collateral and the loaned securities may increase in value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the securities lending agent. However, each Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss incurred on the investment of that cash collateral. For Funds that participate in securities

33

lending, dividends or income received on cash collateral investments, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.
In connection with securities lending arrangements with certain borrowers, NASDAQ 100 ETF and NASDAQ Next Gen 100 ETF may transfer securities and/or cash to a segregated custody account at the custodian (the “Collateral Account”) over which the relevant borrower is granted a lien. Pursuant to the related agreements governing the arrangements, the relevant borrower is granted a security interest in the Collateral Account and the assets held therein to secure a Fund’s obligation to return the cash collateral received from the borrower at the termination of the applicable securities loan. Such arrangements are undertaken to alleviate the borrower from the potential adverse impacts of borrower regulatory capital constraints and to facilitate securities lending activity between a Fund and the borrower. Whether a Fund transfers assets to the Collateral Account, thereby encumbering them for the benefit of the borrower, is solely at the discretion of the Fund and Invesco, as securities lending agent (as further described below); a Fund is not contractually obligated to the borrower to maintain any securities and/or cash (or any associated minimum balance) in the Collateral Account. A Fund also has the contractual right to withdraw such assets from the Collateral Account, except during certain times of the day and under certain circumstances as outlined in the related agreements governing the arrangements. The security interest in the Collateral Account is enforceable (and the borrower can access the securities and/or cash therein) only upon specified default events with respect to a Fund, including a Fund’s failure to return the cash collateral to the borrower. As of August 31, 2026, securities and/or cash were held in Collateral Accounts with an approximate fair value as listed below. Each Fund retains beneficial ownership of such securities and/or cash, which remain recognized as assets of each Fund on the Statements of Assets and Liabilities.
Amount
NASDAQ 100 ETF	$154,141,822
NASDAQ Next Gen 100 ETF	8,929,157
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as the affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNY”) also serves as securities lending agent for each Fund participating in the securities lending program. To the extent a Fund utilizes Invesco as the affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2026, each Fund engaged in securities lending transactions with respect to which Invesco acted as securities lending agent. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income, net on the Statements of Operations, were incurred by each Fund as listed below:
Amount
ESG NASDAQ 100 ETF	$217
NASDAQ 100 ETF	159,005
NASDAQ Future Gen 200 ETF	13,413
NASDAQ Next Gen 100 ETF	21,809
QQQ Equal Weight ETF(a)	14
QQQ Low Volatility ETF	4

(a)	For the period March 16, 2026 (commencement of investment operations) through August 31, 2026.

K.
Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books

34

and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Futures Contracts - The Funds may enter into futures contracts to simulate full investment in securities, provide exposure to markets and indexes, and manage exposure to equity and market price movements and/or currency risks.
A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security or index for a specified price at a future date. Certain Funds will only enter into exchange-traded futures contracts that are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant broker. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments can be received or made depending upon whether unrealized gains or losses are incurred. These amounts, if any, are reflected as a receivable or payable on the Statements of Assets and Liabilities. Otherwise, the variation margin excess or deficit can be netted with cash held at the futures commission merchant broker and reflected as Cash collateral-futures contracts on the Statements of Assets and Liabilities. When the contracts are closed or expire, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statements of Operations.
The primary risks associated with futures contracts are market risk, leverage risk and the absence of a liquid secondary market. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and may be required to continue to maintain the margin deposits on the futures contracts until the position expired or matured. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for delivery of the underlying asset for settlement in cash based on the level of the underlying asset. As futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling." If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will depend on the difference in price of the near and distant contracts. In addition, futures contracts may be subject to contractual or other restrictions on resale and may lack readily available markets for resale. Futures have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures contracts, guarantees the futures against default. Risks may exceed amounts recognized in the Statements of Assets and Liabilities.
M.
Other Risks
ADR Risk. The Funds may invest in American Depositary Receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market

35

participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Additionally, to the extent that a Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that a Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Environmental, Social and Governance ("ESG") Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, certain Funds may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investment in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or is subject to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund generally rebalances its portfolio in accordance with its respective Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to each Fund’s rebalance schedule.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding

36

Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which a Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by a Fund will rise in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Each Fund (except NASDAQ Future Gen 200 ETF and NASDAQ Next Gen 100 ETF) is non-diversified, and, to the extent NASDAQ Next Gen 100 ETF becomes non-diversified, all such Funds can invest a greater portion of its respective assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Small- and Mid-Capitalization Companies Risk. For certain Funds, investing in securities of small- and mid-capitalization companies typically involves greater risk than customarily is associated with investing in securities of larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Smaller companies’ securities often trade in lower volumes and in many instances, are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and it might be harder for a Fund to dispose of its holdings at an acceptable price when it wants to sell them. Since small- and mid-capitalization companies typically reinvest a high proportion of their earnings in their business, they may not pay dividends for some time, particularly if they are newer companies. It may take a substantial period of time to realize a gain on an investment in a small- or mid-capitalization company, if any gain is realized at all.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election

37

of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
ESG NASDAQ 100 ETF	0.20%
NASDAQ 100 ETF	0.15%
NASDAQ Future Gen 200 ETF	0.20%
NASDAQ Next Gen 100 ETF	0.15%
QQQ Equal Weight ETF	0.25%
QQQ Low Volatility ETF	0.25%
Through at least August 31, 2028, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2026, the Adviser waived fees for each Fund in the following amounts:
ESG NASDAQ 100 ETF	$71
NASDAQ 100 ETF	97,973
NASDAQ Future Gen 200 ETF	12
NASDAQ Next Gen 100 ETF	364
QQQ Equal Weight ETF(a)	22
QQQ Low Volatility ETF	2

(a)	For the period March 16, 2026 (commencement of investment operations) through August 31, 2026.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with Nasdaq, Inc. (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNY, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2026, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
ESG NASDAQ 100 ETF	$479
NASDAQ 100 ETF	46,827
NASDAQ Future Gen 200 ETF	28,480
NASDAQ Next Gen 100 ETF	4,375
QQQ Equal Weight ETF(a)	4
QQQ Low Volatility ETF	53

(a)	For the period March 16, 2026 (commencement of investment operations) through August 31, 2026.
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market

38

prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026, for each Fund (except for ESG NASDAQ 100 ETF and QQQ Low Volatility ETF). As of August 31, 2026, all of the securities in ESG NASDAQ 100 ETF and QQQ Low Volatility ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$104,193,289,676	$-	$-	$104,193,289,676
Money Market Funds	130,136,350	1,192,069,670	-	1,322,206,020
Total Investments in Securities	104,323,426,026	1,192,069,670	-	105,515,495,696
Other Investments - Liabilities*
Futures Contracts	(1,485,277)	-	-	(1,485,277)
Total Investments	$104,321,940,749	$1,192,069,670	$-	$105,514,010,419
NASDAQ Future Gen 200 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,491,148	$-	$3,728	$22,494,876
Money Market Funds	50,273	7,439,608	-	7,489,881
Total Investments	$22,541,421	$7,439,608	$3,728	$29,984,757
NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,188,857,980	$-	$-	$1,188,857,980
Money Market Funds	673,444	174,826,278	-	175,499,722
Total Investments	$1,189,531,424	$174,826,278	$-	$1,364,357,702
QQQ Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,127,078	$-	$-	$21,127,078
Money Market Funds	14,306	188,575	-	202,881
Total Investments	$21,141,384	$188,575	$-	$21,329,959

*	Unrealized appreciation (depreciation).
NOTE 5—Derivative Investments
The Funds may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

39

Value of Derivative Investments at Period-End
The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2026:
Value
NASDAQ 100 ETF
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts—Exchange-Traded	$(1,485,277)
Derivatives not subject to master netting agreements	1,485,277
Total Derivative Liabilities subject to master netting agreements	$-
Effect of Derivative Investments for the Fiscal Year Ended August 31, 2026
The table below summarizes each Fund’s gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statements of Operations
NASDAQ 100 ETF
Equity Risk
Realized Gain:
Futures contracts	$29,545,851
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(5,672,434)
Total	$23,873,417
The table below summarizes the average notional value of derivatives held during the period.
Average Notional Value
NASDAQ 100 ETF
Futures contracts	$105,768,792
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2026 and 2025:
	2026	2025
	Ordinary Income*	Ordinary Income*
ESG NASDAQ 100 ETF	$642,266	$349,703
NASDAQ 100 ETF	377,674,087	243,720,640
NASDAQ Future Gen 200 ETF	374,920	99,691
NASDAQ Next Gen 100 ETF	5,149,277	4,402,283
QQQ Equal Weight ETF(a)	22,554	-
QQQ Low Volatility ETF	64,074	32,601

*	Includes short-term capital gain distributions, if any.
(a)	For the period March 16, 2026 (commencement of investment operations) through August 31, 2026.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Net Unrealized Appreciation (Depreciation)- Other Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
ESG NASDAQ 100 ETF	$77,453	$48,191,671	$-	$(5,297,757)	$156,991,214	$199,962,581
NASDAQ 100 ETF	54,587,615	22,557,634,923	(1,485,277)	(2,194,974,605)	83,948,925,067	104,364,687,723
NASDAQ Future Gen 200 ETF	150,785	1,683,007	-	(3,402,245)	24,087,008	22,518,555
NASDAQ Next Gen 100 ETF	4,600,684	165,679,719	-	(235,132,838)	1,254,840,732	1,189,988,297
QQQ Equal Weight ETF	19,757	629,204	-	(290,814)	20,790,766	21,148,913
QQQ Low Volatility ETF	-	17,706	-	(195,982)	2,466,016	2,287,740

40

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2026, as follows:
	No expiration
	Short-Term	Long-Term	Total*
ESG NASDAQ 100 ETF	$2,808,821	$2,488,936	$5,297,757
NASDAQ 100 ETF	964,925,913	1,230,048,692	2,194,974,605
NASDAQ Future Gen 200 ETF	1,759,348	1,642,897	3,402,245
NASDAQ Next Gen 100 ETF	128,584,399	106,548,439	235,132,838
QQQ Equal Weight ETF	290,814	-	290,814
QQQ Low Volatility ETF	183,420	12,562	195,982

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions
For the fiscal year ended August 31, 2026, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
ESG NASDAQ 100 ETF	$28,398,694	$28,395,311
NASDAQ 100 ETF	11,367,635,988	11,369,503,432
NASDAQ Future Gen 200 ETF	12,223,924	12,513,339
NASDAQ Next Gen 100 ETF	422,011,243	421,489,493
QQQ Equal Weight ETF(a)	5,722,666	6,720,408
QQQ Low Volatility ETF	1,939,719	1,997,098

(a)	For the period March 16, 2026 (commencement of investment operations) through August 31, 2026.
For the fiscal year ended August 31, 2026, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
ESG NASDAQ 100 ETF	$94,375,817	$33,170,778
NASDAQ 100 ETF	43,275,330,653	15,106,066,396
NASDAQ Future Gen 200 ETF	20,468,513	12,505,084
NASDAQ Next Gen 100 ETF	431,605,964	142,752,603
QQQ Equal Weight ETF(a)	37,159,747	17,472,936
QQQ Low Volatility ETF	1,235,375	2,630,503

(a)	For the period March 16, 2026 (commencement of investment operations) through August 31, 2026.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
ESG NASDAQ 100 ETF	$55,748,572	$(7,556,901)	$48,191,671	$151,733,031
NASDAQ 100 ETF	26,158,843,468	(3,602,693,822)	22,556,149,646	82,957,860,773
NASDAQ Future Gen 200 ETF	4,198,296	(2,515,289)	1,683,007	28,301,750
NASDAQ Next Gen 100 ETF	246,844,998	(81,165,279)	165,679,719	1,198,677,983
QQQ Equal Weight ETF	1,696,887	(1,067,683)	629,204	20,700,755
QQQ Low Volatility ETF	101,127	(83,421)	17,706	2,270,351

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NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2026, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
ESG NASDAQ 100 ETF	$17	$(15,048,163)	$15,048,146
NASDAQ 100 ETF	7,803	(6,653,784,543)	6,653,776,740
NASDAQ Future Gen 200 ETF	82,214	(5,913,893)	5,831,679
NASDAQ Next Gen 100 ETF	163,069	(85,141,388)	84,978,319
QQQ Equal Weight ETF	3	(2,099,929)	2,099,926
QQQ Low Volatility ETF	3,411	(131,466)	128,055
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units as discussed in Note 1. Only APs are permitted to purchase or redeem Creation Units from the Funds.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

42

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Invesco ESG NASDAQ 100 ETF (1)
Invesco NASDAQ 100 ETF (1)
Invesco NASDAQ Future Gen 200 ETF (1)
Invesco NASDAQ Next Gen 100 ETF (1)
Invesco QQQ Equal Weight ETF (2)
Invesco QQQ Low Volatility ETF (3)
(1) Statement of operations for the year ended August 31, 2026 and statement of changes in net assets for the years ended August 31, 2026 and 2025
(2) Statement of operations and statement of changes in net assets for the period March 16, 2026 (commencement of investment operations) through August 31, 2026
(3) Statement of operations for the year ended August 31, 2026, and statement of changes in net assets for the year ended August 31, 2026 and the period December 2, 2024 (commencement of investment operations) through August 31, 2025
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
October 23, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

43

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2026:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*
Invesco ESG NASDAQ 100 ETF	0%	100%	100%	0%	0%	0%
Invesco NASDAQ 100 ETF	0%	100%	100%	0%	0%	0%
Invesco NASDAQ Future Gen 200 ETF	0%	14%	12%	0%	0%	0%
Invesco NASDAQ Next Gen 100 ETF	0%	67%	57%	0%	0%	0%
Invesco QQQ Equal Weight ETF	0%	100%	100%	0%	0%	1%
Invesco QQQ Low Volatility ETF	0%	100%	93%	0%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

44

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on December 17, 2025, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco QQQ Equal Weight ETF, Invesco MSCI Treasury Duration Rotation ETF and Invesco U.S. Hybrid Bond ETF (each a  “Fund” and collectively, the “Funds”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”) managed by the Adviser and overseen by the Board.  The Trustees noted other information the Board received and considered in connection with its March 13, 2025 and April 24, 2025 meetings describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed information related to the Adviser’s portfolio transaction policies and procedures.  Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and overseen by the Board and that was expected to be provided for each Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratios of its Lipper peer groups and a select peer group as shown below:
Invesco Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco QQQ Equal Weight ETF	Lower than median (57)	Higher than median (17)	Lower than median (147)	Lower than median (2)
Invesco MSCI Treasury Duration Rotation ETF	Higher than median (33)	Higher than median (13)	Lower than median (6)	Lower than median (1)
Invesco U.S. Hybrid Bond ETF	Lower than median (7)	N/A*	Lower than median (21)	Lower than median (1)

*	The information provided by the Adviser indicated that the Fund did not have any open-end index fund peers.
Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the indices, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fees, the Trustees also considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations.  However, the

45

Approval of Investment Advisory Contracts—(continued)
Trustees noted other information the Board received and considered in connection with its March 13, 2025 and April 24, 2025 meetings regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund.  The Board considered whether the proposed unitary advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of each Fund, and it concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as each Fund’s distributor and will be paid a distribution fee by the Adviser.  The Board concluded that each Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

46

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 23, 2026, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco Bloomberg Enhanced Fallen Angels ETF
Invesco Bloomberg Financial Data Providers ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco MSCI Global Climate 500 ETF
Invesco MSCI North America Climate ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco Nasdaq Free Cash Flow Achievers ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco QQQ Low Volatility ETF
Invesco RAFI Developed Markets ex-U.S. ETF
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco RAFI Emerging Markets ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500 Concentrated QVM ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Growers ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 GARP ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF
Also at the April 23, 2026 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Management S.A.; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

47

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2025, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF.  The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and three-year periods for Invesco Floating Rate Municipal Income ETF and the one-year period for Invesco Dorsey Wright Emerging Markets Momentum ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s and Invesco Dorsey Wright Emerging Markets Momentum ETF’s correlation to its respective underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged to each Fund, as set forth in the table below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco MSCI USA ETF	0.04%
Invesco 0-5 Yr US TIPS ETF	0.07%

48

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Short Term Treasury ETF	0.08%
Invesco MSCI North America Climate ETF	0.09%
Invesco MSCI Global Climate 500 ETF	0.10%
Invesco S&P 500 QVM Multi-factor ETF	0.11%
Invesco S&P 500 Concentrated QVM ETF Invesco S&P 500® Momentum ETF	0.13%
Invesco Equal Weight 0-30 Year Treasury ETF Invesco NASDAQ 100 ETF Invesco NASDAQ Next Gen 100 ETF Invesco S&P MidCap 400 QVM Multi-factor ETF Invesco S&P SmallCap 600 QVM Multi-factor ETF	0.15%
Invesco Nasdaq Biotechnology ETF Invesco PHLX Semiconductor ETF	0.19%
Invesco ESG NASDAQ 100 ETF Invesco ESG S&P 500 Equal Weight ETF Invesco NASDAQ Future Gen 200 ETF Invesco Russell 1000 Equal Weight ETF	0.20%
Invesco Fundamental Investment Grade Corporate Bond ETF	0.22%
Invesco Bloomberg Enhanced Fallen Angels ETF	0.23%
Invesco Floating Rate Municipal Income ETF Invesco QQQ Low Volatility ETF Invesco S&P 500® High Beta ETF Invesco S&P 500® Low Volatility ETF Invesco S&P International Developed Low Volatility ETF Invesco S&P International Developed Momentum ETF Invesco S&P MidCap Low Volatility ETF Invesco S&P SmallCap Low Volatility ETF	0.25%
Invesco California AMT-Free Municipal Bond ETF Invesco National AMT-Free Municipal Bond ETF Invesco New York AMT-Free Municipal Bond ETF Invesco Taxable Municipal Bond ETF	0.28%
Invesco S&P Emerging Markets Low Volatility ETF Invesco S&P Emerging Markets Momentum ETF Invesco S&P International Developed Quality ETF Invesco S&P SmallCap Consumer Discretionary ETF Invesco S&P SmallCap Consumer Staples ETF Invesco S&P SmallCap Energy ETF Invesco S&P SmallCap Financials ETF Invesco S&P SmallCap Health Care ETF Invesco S&P SmallCap Industrials ETF Invesco S&P SmallCap Information Technology ETF Invesco S&P SmallCap Materials ETF Invesco S&P SmallCap Quality ETF Invesco S&P SmallCap Utilities & Communication Services ETF	0.29%
Invesco S&P 500® High Dividend Low Volatility ETF Invesco S&P SmallCap High Dividend Low Volatility ETF	0.30%
Invesco Global ex-US High Yield Corporate Bond ETF Invesco KBW Bank ETF Invesco KBW High Dividend Yield Financial ETF Invesco KBW Premium Yield Equity REIT ETF Invesco KBW Property & Casualty Insurance ETF Invesco S&P SmallCap 600 GARP ETF Invesco Bloomberg Financial Data Providers ETF	0.35%

49

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund	Unitary Advisory Fee (as a percentage of each Fund’s average daily net assets)
Invesco Nasdaq Free Cash Flow Achievers ETF Invesco S&P 500 Revenue ETF Invesco S&P MidCap 400 Revenue ETF Invesco S&P SmallCap 600 Revenue ETF Invesco S&P Ultra Dividend Revenue ETF Invesco S&P 500® High Dividend Growers ETF	0.39%
Invesco RAFI Developed Markets ex-U.S. ETF	0.43%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF Invesco RAFI Emerging Markets ETF	0.47%
Invesco CEF Income Composite ETF Invesco Emerging Markets Sovereign Debt ETF Invesco International Corporate Bond ETF Invesco Preferred ETF Invesco Variable Rate Preferred ETF	0.50%
Invesco International BuyBack Achievers™ ETF	0.55%
Invesco Dorsey Wright SmallCap Momentum ETF Invesco Alerian Galaxy Crypto Economy ETF	0.60%
Invesco Senior Loan ETF Invesco China Technology ETF	0.65%
Invesco Global Clean Energy ETF Invesco Global Water ETF	0.75%
Invesco Dorsey Wright Developed Markets Momentum ETF	0.80%
Invesco Dorsey Wright Emerging Markets Momentum ETF	0.90%
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Crypto Economy ETF		N/A	X
Invesco Bloomberg Enhanced Fallen Angels ETF		X	X
Invesco Bloomberg Financial Data Providers ETF	X		X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF		N/A	X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF		X	X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X

50

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco MSCI Global Climate 500 ETF	X	X	X
Invesco MSCI North America Climate ETF	X	X	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X	X	X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco Nasdaq Free Cash Flow Achievers ETF		X	X
Invesco NASDAQ Future Gen 200 ETF			X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X		X
Invesco Preferred ETF		N/A	X
Invesco QQQ Low Volatility ETF	X		X
Invesco RAFI Developed Markets ex-U.S. ETF			X
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF			X
Invesco RAFI Emerging Markets ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Concentrated QVM ETF	X	X	X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Growers ETF			X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500® Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF			X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 GARP ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X

51

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF		X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF		X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF		N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco Dorsey Wright Developed Markets Momentum ETF’s, Invesco Dorsey Wright Emerging Markets Momentum ETF’s, Invesco Senior Loan ETF’s, Invesco Preferred ETF’s, Invesco International Corporate Bond ETF’s, Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF’s, Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expense ratios and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect

52

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 23, 2026.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the applicable Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 19 and April 23, 2026 Board meetings, and Invesco Advisers, Inc., in connection with the April 23, 2026 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the

53

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

54

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Remuneration paid to the Funds’ trustees or officers and others, if any, is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

55

©2026 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515
P-TIIQQQ-NCSR
invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's PEO and PFO have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: November 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                          ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: November 6, 2026

By:       /s/ Lori Anello                                          _

Name:Lori Anello

Title:Principal Financial Officer

Date:November 6, 2026